Registration No. 333-64749
                                                     Registration No. 811-07659
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ ]

         Pre-Effective Amendment No.                                       [ ]

         Post-Effective Amendment No. 30                                   [X]



                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]


         Amendment No. 178                                                 [X]



                        (Check appropriate box or boxes)

                              --------------------

                             SEPARATE ACCOUNT No. 49
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------


                                   DODIE KENT
                  VICE PRESIDENT and ASSOCIATE GENERAL COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                              --------------------

                  Please send copies of all communications to:
                          Christopher E. Palmer, Esq.
                              Goodwin Procter LLP
                           901 New York Avenue, N.W.
                             Washington, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous.

          It is proposed that this filing will become effective (check appropriate box):


  [ ]    Immediately upon filing pursuant to paragraph (b) of Rule 485

  [X]    On May 1, 2007 pursuant to paragraph (b) of Rule 485.

  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ]    On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

         Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 30 ("PEA") to the Form N-4 Registration Statement No. 333-64749 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 49 is being filed for the purpose of including in the Registration Statement the additions/modifications reflected in the Prospectuses, supplement and Statements of Additional Information. Part C of this Registration Statement has also been updated pursuant to the requirements of Form N-4. The PEA does not amend or delete any other Prospectus or supplements to any Prospectus or any other part of the Registration Statement except as specifically noted herein.

Accumulator(R) Plus(SM)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2007


Please read and keep this Prospectus for future reference. It contains important information that you should know before taking any action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) Plus(SM)?


Accumulator(R) Plus(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please contact your financial professional and/or review your contract for state variations that may apply to you.



--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/JPMorgan Core Bond
o AXA Conservative Allocation(1)        o EQ/JPMorgan Value Opportunities
o AXA Conservative-Plus Allocation(1)   o EQ/Legg Mason Value Equity
o AXA Moderate Allocation(1)            o EQ/Long Term Bond
o AXA Moderate-Plus Allocation(1)       o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Common Stock     o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Growth and       o EQ/Lord Abbett Mid Cap Value
  Income++                              o EQ/Marsico Focus
o EQ/AllianceBernstein Intermediate     o EQ/MFS Emerging Growth Companies+
  Government Securities                 o EQ/MFS Investors Trust+
o EQ/AllianceBernstein International    o EQ/Money Market
o EQ/AllianceBernstein Large Cap        o EQ/Montag & Caldwell Growth
  Growth                                o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond     o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap        o EQ/Oppenheimer Main Street
  Growth                                  Opportunity
o EQ/AllianceBernstein Value            o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II                Cap
o EQ/AXA Rosenberg Value Long/Short     o EQ/PIMCO Real Return
  Equity                                o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity*      o EQ/Small Cap Value+
o EQ/BlackRock International Value*     o EQ/Small Company Growth+
o EQ/Boston Advisors Equity Income      o EQ/Small Company Index
o EQ/Calvert Socially Responsible       o EQ/TCW Equity++
o EQ/Capital Guardian Growth            o EQ/Templeton Growth
o EQ/Capital Guardian International+    o EQ/UBS Growth and Income
o EQ/Capital Guardian Research          o EQ/Van Kampen Comstock
o EQ/Capital Guardian U.S. Equity++     o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond       Equity
o EQ/Davis New York Venture             o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                   o EQ/Wells Fargo Montgomery Small
o EQ/Evergreen International Bond         Cap++
o EQ/Evergreen Omega                    o Multimanager Aggressive Equity*
o EQ/FI Mid Cap                         o Multimanager Core Bond*
o EQ/FI Mid Cap Value+                  o Multimanager Health Care*
o EQ/Franklin Income                    o Multimanager High Yield*
o EQ/Franklin Small Cap Value           o Multimanager International Equity*
o EQ/Franklin Templeton Founding        o Multimanager Large Cap Core Equity*
  Strategy**                            o Multimanager Large Cap Growth*
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Large Cap Value*
o EQ/GAMCO Small Company Value          o Multimanager Mid Cap Growth*
o EQ/International Growth               o Multimanager Mid Cap Value*
o EQ/Janus Large Cap Growth++           o Multimanager Technology*
                                        o U.S. Real Estate -- Class II++
--------------------------------------------------------------------------------



(1) The "AXA Allocation" portfolios.

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits " later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this investment option.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the AXA Premier VIP Trust, the EQ Advisors Trust or The Universal Institutional Funds, Inc. (The "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this Prospectus.

TYPES OF CONTRACTS. Contracts were offered for use as:

o   A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).

A contribution of at least $10,000 was required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Expenses for this contract may be higher than for a comparable contract without a credit. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2007, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

This contract is no longer available for new purchasers. This contract is no longer being sold. This Prospectus is designed for current contract owners. In addition to the possible state variations noted above, you should note that your contract features and charges may


                                                       X01473/Plus/ML '02 Series
vary depending on the date on which you purchased your contract. For more information about the particular features, charges and options applicable to you, please contact your financial professional or refer to your contract, as well as review Appendix VI later in this Prospectus for contract variation information and timing. You may not change your contract or its features as issued.

Contents of this Prospectus
--------------------------------------------------------------------------------

ACCUMULATOR(R) Plus(SM)
------------------------------------------------------------------------------
Index of key words and phrases                                               5
Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) Plus(SM) at a glance -- key features                          9

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FEE TABLE                                                                   12
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Example                                                                     16
Condensed financial information                                             20

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1. CONTRACT FEATURES AND BENEFITS                                           21
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How you can contribute to your contract                                     21
Owner and annuitant requirements                                            24
How you can make your contributions                                         24
What are your investment options under the contract?                        24
Portfolios of the Trusts                                                    25
Allocating your contributions                                               31
Credits                                                                     32
Your benefit base                                                           33
Annuity purchase factors                                                    34
Living Benefit option                                                       34
Guaranteed minimum death benefit                                            36
Your right to cancel within a certain number of days                        37

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2. DETERMINING YOUR CONTRACT'S VALUE                                        38
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Your account value and cash value                                           38
Your contract's value in the variable investment options                    38
Your contract's value in the guaranteed interest account                    38
Your contract's value in the fixed maturity options                         38
Insufficient account value                                                  38

------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG THE INVESTMENT OPTIONS                     39
------------------------------------------------------------------------------
Transferring your account value                                             39
Disruptive transfer activity                                                39
Rebalancing your account value                                              40

----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

                                                  Contents of this Prospectus  3

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4. ACCESSING YOUR MONEY                                                     42
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Withdrawing your account value                                              42
How withdrawals are taken from your account value                           43
How withdrawals affect your guaranteed
   minimum income benefit and guaranteed
   minimum death benefit                                                    43
Loans under rollover TSA contracts                                          43
Surrendering your contract to receive its cash value                        44
When to expect payments                                                     44
Your annuity payout options                                                 44

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5. CHARGES AND EXPENSES                                                     47
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Charges that AXA Equitable deducts                                          47
Charges that the Trusts deduct                                              49
Group or sponsored arrangements                                             49
Other distribution arrangements                                             50

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6. PAYMENT OF DEATH BENEFIT                                                 51
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Your beneficiary and payment of benefit                                     51
How death benefit payment is made                                           52
Beneficiary continuation option                                             52

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7. TAX INFORMATION                                                          55
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Overview                                                                    55
Contracts that fund a retirement arrangement                                55
Transfers among variable investment options                                 55
Taxation of nonqualified annuities                                          55
Individual retirement arrangements (IRAs)                                   57
Tax-Sheltered Annuity contracts (TSAs)                                      66
Federal and state income tax withholding and information
    reporting                                                               70
Special rules for contracts funding qualified plans                         71
Impact of taxes to AXA Equitable                                            71

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8. MORE INFORMATION                                                         72
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About Separate Account No. 49                                               72
About the Trusts                                                            72
About our fixed maturity options                                            72
About the general account                                                   73
About other methods of payment                                              74
Dates and prices at which contract events occur                             74
About your voting rights                                                    75
About legal proceedings                                                     75
Financial statements                                                        75
Transfers of ownership, collateral assignments, loans
    and borrowing                                                           75
Distribution of the contracts                                               76

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9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          78
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APPENDICES
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  I -- Condensed financial information                                     A-1
 II -- Purchase considerations for QP contracts                            B-1
III -- Market value adjustment example                                     C-1
 IV -- Guaranteed enhanced death benefit example                           D-1
  V -- Hypothetical illustrations                                          E-1
 VI -- Contract variations                                                 F-1

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STATEMENT OF ADDITIONAL INFORMATION
   TABLE OF CONTENTS
------------------------------------------------------------------------------

4  Contents of this Prospectus

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                          Page
   6% Roll-Up to age 85 enhanced death benefit                              33
   account value                                                            38
   administrative charge                                                    47
   annual administrative charge                                             47
   Annual ratchet to age 85 enhanced death benefit                          33
   annuitant                                                                21
   annuitization                                                            44
   annuity maturity date                                                    46
   annuity payout options                                                   44
   annuity purchase factors                                                 34
   automatic investment program                                             74
   beneficiary                                                              51
   Beneficiary continuation option ("BCO")                                  52
   benefit base                                                             33
   business day                                                             74
   cash value                                                               38
   charges for state premium and other applicable taxes                     49
   contract date                                                            10
   contract date anniversary                                                10
   contract year                                                            10
   contributions to traditional IRAs                                        58
      regular contributions                                                 58
      rollovers and transfers                                               59
   credit                                                                   32
   disability, terminal illness or confinement to nursing home              48
   disruptive transfer activity                                             39
   distribution charge                                                      47
   EQAccess                                                                  7
   ERISA                                                                    44
   Fixed-dollar option                                                      32
   fixed maturity options                                                   30
   free look                                                                37
   free withdrawal amount                                                   48
   general account                                                          73
   General dollar cost averaging                                            32
   guaranteed interest option                                               30
   guaranteed minimum death benefit                                         36
   guaranteed minimum death benefit charge                                  48
   guaranteed minimum income benefit                                        34
   IRA                                                                   cover
   IRS                                                                      55
   investment simplifier                                                    32

                                                                          Page
   lifetime required minimum distribution withdrawals                       43
   Limits on contributions                                                  58
   Living Benefit option                                                    34
   Living Benefit charge                                                    49
   loan reserve account                                                     44
   loans under Rollover TSA contracts                                       43
   market adjusted amount                                                   30
   market value adjustment                                                  30
   market timing                                                            39
   maturity dates                                                           30
   maturity value                                                           30
   Mortality and expense risks charge                                       47
   NQ                                                                    cover
   partial withdrawals                                                      42
   portfolio                                                             cover
   principal assurance allocation                                           31
   processing office                                                         7
   Protection Plus(SM)                                                      36
   Protection Plus(SM) charge                                               49
   QP                                                                    cover
   rate to maturity                                                         30
   Rebalancing                                                              40
   Rollover IRA                                                          cover
   Rollover TSA                                                          cover
   Roth Conversion IRA                                                   cover
   Roth IRA                                                              cover
   SAI                                                                   cover
   SEC                                                                   cover
   self-directed allocation                                                 31
   Separate Account No. 49                                                  72
   Standard death benefit                                                   33
   substantially equal withdrawals                                          42
   Successor owner and annuitant                                            52
   systematic withdrawals                                                   42
   TOPS                                                                      7
   TSA                                                                   cover
   traditional IRA                                                       cover
   Trusts                                                                   72
   unit                                                                     38
   variable investment options                                              24
   wire transmittals and electronic applications                            74
   Withdrawal charge                                                        47


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

--------------------------------------------------------------------------------
  Prospectus                    Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed Interest
                                Accounts in supplemental materials)
  variable investment options   Investment Funds
  account value                 Annuity Account Value
  rate to maturity              Guaranteed Rates
  unit                          Accumulation Unit
  Living Benefit                Guaranteed Minimum Income Benefit
  Guaranteed Interest Option    Guaranteed Interest Account
--------------------------------------------------------------------------------

                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the ccontracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6  Who is AXA Equitable?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

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FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
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Accumulator(R) Plus(SM)
P.O. Box 13014
Newark, NJ 07188-0014

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FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547

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FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR
REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


Accumulator(R) Plus(SM)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o   elect to receive certain contract statements electronically;

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQ Access by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

                                                        Who is AXA Equitable?  7

(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13) exercise of the Guaranteed minimum income benefit; and

(14) death claims.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF
REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between variable investment options;

(4)  contract surrender and withdrawal requests; and

(5) general dollar cost averaging (including the fixed dollar and interest sweep options).

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) dollar cost averaging (including the fixed dollar amount and interest sweep options);

(3)  rebalancing;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


8  Who is AXA Equitable?

Accumulator(R) Plus(SM) at a glance -- key features



-----------------------------------------------------------------------------------------------------------------------------------
Professional investment     Accumulator(R) Plus(SM) variable investment options invest in different portfolios managed by
management                  professional investment advisers.
-----------------------------------------------------------------------------------------------------------------------------------
Fixed maturity              o  Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years (subject to
options                        availability).

                            o  Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                            -------------------------------------------------------------------------------------------------------
                            If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest         o Principal and interest guarantees.
option
                            o Interest rates set periodically.
-----------------------------------------------------------------------------------------------------------------------------------
Tax considerations          o  No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

                            o  No tax on transfers among variable investment options inside the contract.
                            -------------------------------------------------------------------------------------------------------
                            Annuity contracts that were purchased as an Individual Retirement Annuity (IRA) or Tax Sheltered
                            Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code. Before you make any additional contributions to this contract, you should consider its features and benefits beyond tax deferral -- as well as its features, benefits and costs relative to any other investment that you may have chosen in connection with your retirement plan or arrangement -- to determine whether it meets your needs and goals. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
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Living Benefit protection   The Living Benefit provides a guaranteed minimum income benefit. The guaranteed minimum income benefit provides income protection for you during the annuitant's life once you elect to annuitize the contract.
----------------------------------------------------------------------------------------------------------------------------------
Contribution amounts        o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                    $100 monthly and $300 quarterly under our automatic investment program
                                                    (NQ contracts) (subject to tax maximums)
                                                    $50 (IRA contracts)
                            -------------------------------------------------------------------------------------------------------
                            Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all Accumulator(R) series contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions.
                            See "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
-----------------------------------------------------------------------------------------------------------------------------------
Credit                      We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
-----------------------------------------------------------------------------------------------------------------------------------
Access to your money        o Partial withdrawals

                            o Several withdrawal options on a periodic basis

                            o Loans under Rollover TSA contracts

                            o Contract surrender

                            You may incur a withdrawal charge for certain withdrawals or if you surrender your contract.
                            You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
-----------------------------------------------------------------------------------------------------------------------------------
Payout options              o Fixed annuity payout options

                            o Variable Immediate Annuity payout options (described in a separate prospectus for that option)

                            o  Income Manager(SM) payout options (described in a separate prospectus for that option)
-----------------------------------------------------------------------------------------------------------------------------------


                           Accumulator(R) Plus(SM) at a glance -- key features 9

-----------------------------------------------------------------------------------------------------------------------------------
Additional features         o  Guaranteed minimum death benefit options

                            o  Principal assurance allocation

                            o  Dollar cost averaging

                            o  Automatic investment program

                            o  Account value rebalancing (quarterly, semiannually, and annually)

                            o  Free transfers

                            o  Waiver of withdrawal charge for disability, terminal illness, or confinement to a nursing home

                            o  Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
-----------------------------------------------------------------------------------------------------------------------------------
Fees and charges            o  Daily charges on amounts invested in the variable investment options for mortality and expense risks, administrative, and distribution charges at an annual rate of 1.40%.

                            o  The charges for the guaranteed minimum death benefits range from 0.0% to
                               0.60%, annually, of the applicable benefit base. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

                            o  An annual charge of 0.35% of the account value for the Protection Plus(SM)
                               optional death benefit.

                            o  An annual charge of 0.60% of the applicable benefit base charge for the optional Living Benefit until you exercise your guaranteed minimum income benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The benefit base is described under "Your benefit base" in "Contract features and benefits" later in this Prospectus.

                            o  If your account value at the end of the contract year is less than $50,000, we deduct an annual administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value, on the contract date anniversary, is $50,000 or more, we will not deduct the charge.

                            o  No sales charge deducted at the time you make contributions.

                            o  During the first eight contract years following a contribution, a charge will be deducted from amounts that you withdraw that exceed 15% of your account value. We use the account value at the beginning of each contract year to calculate the 15% amount available. The charge is 8% in each of the first two contract years following a contribution; the charge is 7% in the third and fourth contract years following a contribution; thereafter, it declines by 1%
                               each year in the fifth to eighth contract year following a contribution.
                               There is no withdrawal charge in the ninth and later contract years following a contribution. Certain other exemptions apply.

                            -------------------------------------------------------------------------------------------------------
                               The "contract date" is the effective date of a contract. This usually is the business day we received the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date appears in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
                               The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
                               April 30.
                            -------------------------------------------------------------------------------------------------------

                            o  We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                            o  We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                            o  Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee
                               Table" later in this Prospectus for details.
-----------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages        NQ: 0-80
                            Rollover IRA, Roth Conversion IRA and Rollover TSA: 20-80
                            QP: 20-70
-----------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions.

10 Accumulator(R) Plus(SM) at a glance -- key features

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. The level of credits, fees, charges and features may vary depending (among other things) on the distribution costs associated with your particular selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


                          Accumulator(R) Plus(SM) at a glance -- key features 11

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you pay when owning and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain ransactions
-----------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn* (deducted if you surrender your contract, make certain
withdrawals, or apply your cash value to certain payout options).(1)        8.00%
Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                      $ 350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.
-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge
   If your account value on a contract date anniversary is less than
   $ 50,000(2)                                                              $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                  $   0
-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:
Mortality and expense risks                                                 0.90%(3)
Administrative                                                              0.25%
Distribution                                                                0.25%
                                                                            -----
Total Separate account annual expenses                                      1.40%

-----------------------------------------------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any optional benefits
-----------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually on each contract date anniversary for which the benefit is in effect.)

   Standard death benefit                                                   0.00%
   Annual Ratchet to age 85                                                 0.30% of the Annual Ratchet to age 85 benefit base
   6% Roll-Up to age 85                                                     0.45% of the 6% Roll-Up to age 85 benefit base
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85              0.60% of the greater of the 6% Roll-Up to age 85
                                                                            benefit base or the Annual Ratchet to age 85 benefit
                                                                            base, as applicable
-----------------------------------------------------------------------------------------------------------------------------------
Living Benefit charge (calculated as a percentage of the applicable benefit base. Deducted annually on each contract date anniversary for
which the benefit is in effect.)                                            0.60%
-----------------------------------------------------------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (calculated as a percentage of the account value. Deducted annually on each contract date anniver-
sary for which the benefit is in effect.)                                   0.35%
-----------------------------------------------------------------------------------------------------------------------------------






12 Fee table

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


-----------------------------------------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted               Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or
other expenses)(4)                                                                           0.63%      3.15%



This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.



-----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Acquired
                                                                                         Fund       Total
                                                                                       Fees and    Annual                 Net Total
                                                                                       Expenses   Expenses   Fee Waiv-     Annual
                                                                                      (Underly-    (Before  ers and/or    Expenses
                                                        Manage-                          ing       Expense   Expense       (After
                                                         ment     12b-1     Other      Portfo-     Limita-  Reimburse-    Expense
 Portfolio Name                                         Fees(5)  Fees(6)  Expenses(7)  lios)(8)    tions)    ments(9)   Limitations)
-----------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                0.10%     0.25%    0.18%         0.91%      1.44%     (0.18)%      1.26%
AXA Conservative Allocation                              0.10%     0.25%    0.22%         0.67%      1.24%     (0.22)%      1.02%
AXA Conservative-Plus Allocation                         0.10%     0.25%    0.18%         0.72%      1.25%     (0.18)%      1.07%
AXA Moderate Allocation                                  0.10%     0.25%    0.17%         0.78%      1.30%     (0.17)%      1.13%
AXA Moderate-Plus Allocation                             0.10%     0.25%    0.17%         0.85%      1.37%     (0.17)%      1.20%
Multimanager Aggressive Equity*                          0.61%     0.25%    0.19%           --       1.05%        --        1.05%
Multimanager Core Bond*                                  0.59%     0.25%    0.18%           --       1.02%     (0.07)%      0.95%
Multimanager Health Care*                                1.20%     0.25%    0.23%           --       1.68%      0.00%       1.68%
Multimanager High Yield*                                 0.58%     0.25%    0.18%           --       1.01%        --        1.01%
Multimanager International Equity*                       1.02%     0.25%    0.26%           --       1.53%      0.00%       1.53%
Multimanager Large Cap Core Equity*                      0.90%     0.25%    0.20%           --       1.35%      0.00%       1.35%
Multimanager Large Cap Growth*                           0.90%     0.25%    0.22%           --       1.37%     (0.02)%      1.35%
Multimanager Large Cap Value*                            0.88%     0.25%    0.22%           --       1.35%      0.00%       1.35%
Multimanager Mid Cap Growth*                             1.10%     0.25%    0.20%         0.01%      1.56%      0.00%       1.56%
Multimanager Mid Cap Value*                              1.10%     0.25%    0.21%         0.03%      1.59%      0.00%       1.59%
Multimanager Technology *                                1.20%     0.25%    0.23%           --       1.68%      0.00%       1.68%
---------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                        0.47%     0.25%    0.13%           --       0.85%        --        0.85%
EQ/AllianceBernstein Growth and Income++                 0.56%     0.25%    0.12%           --       0.93%        --        0.93%
EQ/AllianceBernstein Intermediate Government Securities  0.50%     0.25%    0.14%           --       0.89%        --        0.89%
EQ/AllianceBernstein International                       0.71%     0.25%    0.20%           --       1.16%     (0.06)%      1.10%
EQ/AllianceBernstein Large Cap Growth                    0.90%     0.25%    0.11%           --       1.26%     (0.21)%      1.05%
EQ/AllianceBernstein Quality Bond                        0.50%     0.25%    0.14%           --       0.89%        --        0.89%
EQ/AllianceBernstein Small Cap Growth                    0.74%     0.25%    0.13%           --       1.12%        --        1.12%
EQ/AllianceBernstein Value                               0.60%     0.25%    0.13%           --       0.98%     (0.03)%      0.95%
EQ/Ariel Appreciation II                                 0.75%     0.25%    0.51%           --       1.51%     (0.36)%      1.15%
EQ/AXA Rosenberg Value Long/Short Equity                 1.40%     0.25%    1.44%           --       3.09%     (1.10)%      1.99%
EQ/BlackRock Basic Value Equity*                         0.55%     0.25%    0.14%           --       0.94%      0.00%       0.94%
EQ/BlackRock International Value*                        0.82%     0.25%    0.21%           --       1.28%     (0.03)%      1.25%
EQ/Boston Advisors Equity Income                         0.75%     0.25%    0.15%           --       1.15%     (0.10)%      1.05%
EQ/Calvert Socially Responsible                          0.65%     0.25%    0.25%           --       1.15%     (0.10)%      1.05%
EQ/Capital Guardian Growth                               0.65%     0.25%    0.16%           --       1.06%     (0.11)%      0.95%
EQ/Capital Guardian International+                       0.83%     0.25%    0.21%           --       1.29%     (0.09)%      1.20%
EQ/Capital Guardian Research                             0.65%     0.25%    0.13%           --       1.03%     (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity++                        0.64%     0.25%    0.14%           --       1.03%     (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond                        0.60%     0.25%    0.18%           --       1.03%     (0.03)%      1.00%
EQ/Davis New York Venture                                0.85%     0.25%    0.74%           --       1.84%     (0.54)%      1.30%
EQ/Equity 500 Index                                      0.25%     0.25%    0.13%           --       0.63%        --        0.63%
EQ/Evergreen International Bond                          0.70%     0.25%    0.23%           --       1.18%     (0.03)%      1.15%
EQ/Evergreen Omega                                       0.65%     0.25%    0.21%           --       1.11%      0.00%       1.11%
EQ/FI Mid Cap                                            0.68%     0.25%    0.15%           --       1.08%     (0.08)%      1.00%
EQ/FI Mid Cap Value+                                     0.73%     0.25%    0.13%           --       1.11%     (0.01)%      1.10%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 13

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                Acquired
                                                                                  Fund       Total
                                                                                Fees and     Annual                     Net Total
                                                                                Expenses    Expenses      Fee Waiv-      Annual
                                                                               (Underly-     (Before     ers and/or     Expenses
                                              Manage-                             ing        Expense       Expense       (After
                                               ment      12b-1       Other      Portfo-      Limita-     Reimburse-     Expense
 Portfolio Name                               Fees(5)   Fees(6)   Expenses(7)   lios)(8)     tions)       ments(9)    Limitations)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                             0.90%      0.25%     0.38%          --         1.53%        (0.23)%       1.30%
EQ/Franklin Small Cap Value                    0.90%      0.25%     2.00%          --         3.15%        (1.85)%       1.30%
EQ/Franklin Templeton Founding Strategy**      0.05%      0.25%     0.21%        1.07%        1.58%        (0.11)%       1.47%
EQ/GAMCO Mergers and Acquisitions              0.90%      0.25%     0.33%          --         1.48%        (0.03)%       1.45%
EQ/GAMCO Small Company Value                   0.78%      0.25%     0.14%          --         1.17%         0.00%        1.17%
EQ/International Growth                        0.85%      0.25%     0.35%          --         1.45%         0.00%        1.45%
EQ/Janus Large Cap Growth++                    0.90%      0.25%     0.15%          --         1.30%        (0.15)%       1.15%
EQ/JPMorgan Core Bond                          0.44%      0.25%     0.15%          --         0.84%         0.00%        0.84%
EQ/JPMorgan Value Opportunities                0.60%      0.25%     0.16%          --         1.01%        (0.06)%       0.95%
EQ/Legg Mason Value Equity                     0.65%      0.25%     0.22%          --         1.12%        (0.12)%       1.00%
EQ/Long Term Bond                              0.43%      0.25%     0.15%          --         0.83%         0.00%        0.83%
EQ/Lord Abbett Growth and Income               0.65%      0.25%     0.26%          --         1.16%        (0.16)%       1.00%
EQ/Lord Abbett Large Cap Core                  0.65%      0.25%     0.41%          --         1.31%        (0.31)%       1.00%
EQ/Lord Abbett Mid Cap Value                   0.70%      0.25%     0.18%          --         1.13%        (0.08)%       1.05%
EQ/Marsico Focus                               0.85%      0.25%     0.13%          --         1.23%        (0.08)%       1.15%
EQ/MFS Emerging Growth Companies+              0.65%      0.25%     0.15%          --         1.05%           --         1.05%
EQ/MFS Investors Trust+                        0.60%      0.25%     0.16%          --         1.01%        (0.06)%       0.95%
EQ/Money Market                                0.33%      0.25%     0.14%          --         0.72%           --         0.72%
EQ/Montag & Caldwell Growth                    0.75%      0.25%     0.16%          --         1.16%        (0.01)%       1.15%
EQ/Mutual Shares                               0.90%      0.25%     0.50%          --         1.65%        (0.35)%       1.30%
EQ/Oppenheimer Global                          0.95%      0.25%     1.30%        0.01%        2.51%        (1.15)%       1.36%
EQ/Oppenheimer Main Street Opportunity         0.85%      0.25%     1.58%          --         2.68%        (1.38)%       1.30%
EQ/Oppenheimer Main Street Small Cap           0.90%      0.25%     1.48%          --         2.63%        (1.33)%       1.30%
EQ/PIMCO Real Return                           0.55%      0.25%     0.18%          --         0.98%        (0.08)%       0.90%
EQ/Short Duration Bond                         0.43%      0.25%     0.14%          --         0.82%         0.00%        0.82%
EQ/Small Cap Value+                            0.73%      0.25%     0.15%          --         1.13%        (0.03)%       1.10%
EQ/Small Company Growth+                       1.00%      0.25%     0.17%          --         1.42%        (0.12)%       1.30%
EQ/Small Company Index                         0.25%      0.25%     0.16%        0.01%        0.67%         0.00%        0.67%
EQ/TCW Equity++                                0.80%      0.25%     0.16%          --         1.21%        (0.06)%       1.15%
EQ/Templeton Growth                            0.95%      0.25%     0.64%          --         1.84%        (0.49)%       1.35%
EQ/UBS Growth and Income                       0.75%      0.25%     0.17%          --         1.17%        (0.12)%       1.05%
EQ/Van Kampen Comstock                         0.65%      0.25%     0.19%          --         1.09%        (0.09)%       1.00%
EQ/Van Kampen Emerging Markets Equity          1.12%      0.25%     0.40%          --         1.77%         0.00%        1.77%
EQ/Van Kampen Mid Cap Growth                   0.70%      0.25%     0.23%          --         1.18%        (0.13)%       1.05%
EQ/Wells Fargo Montgomery Small Cap++          0.85%      0.25%     0.41%          --         1.51%        (0.21)%       1.30%
-----------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                 0.74%      0.35%     0.27%          --         1.36% --     (0.10)% -     1.26%
-----------------------------------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

Notes:



(1) Deducted upon a withdrawal of amounts in excess of the 15% free withdrawal amount, if applicable.

    The withdrawal charge percentage we use is determined by the contract year    Contract
    in which you make the withdrawal or surrender your contract. For each         Year
    contribution, we consider the contract year in which we receive that          1 .........................  8.00%
    contribution to be "contract year 1")                                         2 .........................  8.00%
                                                                                  3 .........................  7.00%
                                                                                  4 .........................  7.00%
                                                                                  5 .........................  6.00%
                                                                                  6 .........................  5.00%
                                                                                  7 .........................  4.00%
                                                                                  8 .........................  3.00%
                                                                                  9+ ........................  0.00%


(2) During the first two contract years this charge, if it applies, is equal to the lesser of $30 or 2% of your account value. Thereafter, the charge is $30 for each contract year.

14 Fee table

(3) These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.

(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.



(5) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (8) for any expense limitation agreement information.



(6) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.



(7) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (8) for any expense limitation agreement information.

(8) Each of these variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(9) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain Portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



    ----------------------------------------------------------
    Portfolio Name
    ----------------------------------------------------------
    Multimanager Aggressive Equity                       1.03%
    ----------------------------------------------------------
    Multimanager Health Care                             1.63%
    ----------------------------------------------------------
    Multimanager International Equity                    1.52%
    ----------------------------------------------------------
    Multimanager Large Cap Core Equity                   1.33%
    ----------------------------------------------------------
    Multimanager Large Cap Growth                        1.33%
    ----------------------------------------------------------
    Multimanager Large Cap Value                         1.31%
    ----------------------------------------------------------
    Multimanager Mid Cap Growth                          1.52%
    ----------------------------------------------------------
    Multimanager Mid Cap Value                           1.58%
    ----------------------------------------------------------
    Multimanager Technology                              1.64%
    ----------------------------------------------------------
    EQ/AllianceBernstein Common Stock                    0.83%
    ----------------------------------------------------------
    EQ/AllianceBernstein Growth and Income               0.92%
    ----------------------------------------------------------
    EQ/AllianceBernstein Large Cap Growth                1.03%
    ----------------------------------------------------------
    EQ/AllianceBernstein Small Cap Growth                1.11%
    ----------------------------------------------------------
    EQ/AllianceBernstein Value                           0.94%
    ----------------------------------------------------------
    EQ/Ariel Appreciation II                             1.01%
    ----------------------------------------------------------
    EQ/BlackRock Basic Value Equity                      0.93%
    ----------------------------------------------------------
    EQ/Capital Guardian Growth                           0.94%
    ----------------------------------------------------------
    EQ/Capital Guardian Research                         0.94%
    ----------------------------------------------------------
    EQ/Capital Guardian U.S. Equity                      0.94%
    ----------------------------------------------------------
    EQ/Davis New York Venture                            1.27%
    ----------------------------------------------------------
    EQ/Evergreen Omega                                   1.05%
    ----------------------------------------------------------
    EQ/FI Mid Cap                                        0.97%
    ----------------------------------------------------------
    EQ/FI Mid Cap Value                                  1.09%
    ----------------------------------------------------------
    EQ/GAMCO Mergers and Acquisitions                    1.37%
    ----------------------------------------------------------
    EQ/GAMCO Small Company Value                         1.16%
    ----------------------------------------------------------
    EQ/Janus Large Cap Growth                            1.14%
    ----------------------------------------------------------
    EQ/Legg Mason Value Equity                           0.97%
    ----------------------------------------------------------
    EQ/Lord Abbett Growth and Income                     0.99%
    ----------------------------------------------------------
    EQ/Lord Abbett Large Cap Core                        0.99%
    ----------------------------------------------------------
    EQ/Marsico Focus                                     1.14%
    ----------------------------------------------------------
    EQ/MFS Emerging Growth Companies                     1.03%
    ----------------------------------------------------------
    EQ/MFS Investors Trust                               0.94%
    ----------------------------------------------------------
    EQ/Montag & Caldwell Growth                          1.13%
    ----------------------------------------------------------
    EQ/Mutual Shares                                     1.30%
    ----------------------------------------------------------
    EQ/Small Cap Value                                   1.02%
    ----------------------------------------------------------
    EQ/UBS Growth and Income                             1.03%
    ----------------------------------------------------------
    EQ/Van Kampen Comstock                               0.99%
    ----------------------------------------------------------
    EQ/Van Kampen Emerging Markets Equity                1.75%
    ----------------------------------------------------------
    EQ/Van Kampen Mid Cap Growth                         1.01%
    ----------------------------------------------------------
    EQ/Wells Fargo Montgomery Small Cap                  1.20%
    ----------------------------------------------------------


                                                                    Fee table 15

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Living Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up or the Annual Ratchet to age 85 and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2006, which results in an estimated administrative charge of .01% of contract value.


The fixed maturity options and guaranteed interest option are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

16 Fee table

-------------------------------------------------------------------------------------------------------
                                                            If you surrender your contract
                                                       at the end of the applicable time period
                                                   ----------------------------------------------------
           Portfolio Name                            1 year        3 years       5 years       10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                          $1,293.00     $2,205.00     $3,155.00     $5,356.00
-------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                        $1,271.00     $2,142.00     $3,053.00     $5,171.00
-------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                   $1,272.00     $2,145.00     $3,058.00     $5,180.00
-------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                            $1,278.00     $2,161.00     $3,084.00     $5,227.00
-------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                       $1,285.00     $2,183.00     $3,120.00     $5,292.00
-------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity*                    $1,250.00     $2,081.00     $2,955.00     $4,991.00
-------------------------------------------------------------------------------------------------------
Multimanager Core Bond*                            $1,247.00     $2,072.00     $2,939.00     $4,963.00
-------------------------------------------------------------------------------------------------------
Multimanager Health Care*                          $1,319.00     $2,281.00     $3,277.00     $5,573.00
-------------------------------------------------------------------------------------------------------
Multimanager High Yield*                           $1,246.00     $2,069.00     $2,934.00     $4,953.00
-------------------------------------------------------------------------------------------------------
Multimanager International Equity*                 $1,303.00     $2,234.00     $3,201.00     $5,438.00
-------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity*                $1,283.00     $2,177.00     $3,109.00     $5,273.00
-------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth*                     $1,285.00     $2,183.00     $3,120.00     $5,292.00
-------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value*                      $1,283.00     $2,177.00     $3,109.00     $5,273.00
-------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth*                       $1,306.00     $2,243.00     $3,216.00     $5,465.00
-------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value*                        $1,309.00     $2,253.00     $3,231.00     $5,492.00
-------------------------------------------------------------------------------------------------------
Multimanager Technology*                           $1,319.00     $2,281.00     $3,277.00     $5,573.00
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                  $1,229.00     $2,017.00     $2,851.00     $4,799.00
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income++           $1,237.00     $2,043.00     $2,893.00     $4,876.00
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government
 Securities                                        $1,233.00     $2,030.00     $2,872.00     $4,838.00
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International                 $1,262.00     $2,116.00     $3,012.00     $5,096.00
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth              $1,273.00     $2,148.00     $3,063.00     $5,190.00
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond                  $1,233.00     $2,030.00     $2,872.00     $4,838.00
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth              $1,258.00     $2,104.00     $2,991.00     $5,058.00
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                         $1,243.00     $2,059.00     $2,919.00     $4,924.00
-------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II                           $1,300.00     $2,228.00     $3,191.00     $5,420.00
-------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity           $1,473.00     $2,719.00     $3,966.00     $6,740.00
-------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity*                   $1,238.00     $2,046.00     $2,898.00     $4,886.00
-------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value*                  $1,275.00     $2,155.00     $3,073.00     $5,208.00
-------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income                   $1,261.00     $2,113.00     $3,007.00     $5,086.00
-------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                    $1,261.00     $2,113.00     $3,007.00     $5,086.00
-------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                         $1,251.00     $2,084.00     $2,960.00     $5,001.00
-------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International+                 $1,276.00     $2,158.00     $3,079.00     $5,218.00
-------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                       $1,248.00     $2,075.00     $2,944.00     $4,972.00
-------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity++                 $1,248.00     $2,075.00     $2,944.00     $4,972.00
-------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond                  $1,248.00     $2,075.00     $2,944.00     $4,972.00
-------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture                          $1,336.00     $2,332.00     $3,357.00     $5,715.00
-------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                $1,205.00     $1,947.00     $2,736.00     $4,582.00
-------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond                    $1,264.00     $2,123.00     $3,022.00     $5,115.00
-------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end of the
                                                           applicable time period and select a non-life
                                                        contingent period certain annuity option with less
                                                                         than five years
                                                    --------------------------------------------------------
                 Portfolio Name                     1 year        3 years          5 years          10 years
------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                             N/A        $2,205.00        $3,155.00        $5,356.00
------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                           N/A        $2,142.00        $3,053.00        $5,171.00
------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                      N/A        $2,145.00        $3,058.00        $5,180.00
------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                               N/A        $2,161.00        $3,084.00        $5,227.00
------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                          N/A        $2,183.00        $3,120.00        $5,292.00
------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity*                       N/A        $2,081.00        $2,955.00        $4,991.00
------------------------------------------------------------------------------------------------------------
Multimanager Core Bond*                               N/A        $2,072.00        $2,939.00        $4,963.00
------------------------------------------------------------------------------------------------------------
Multimanager Health Care*                             N/A        $2,281.00        $3,277.00        $5,573.00
------------------------------------------------------------------------------------------------------------
Multimanager High Yield*                              N/A        $2,069.00        $2,934.00        $4,953.00
------------------------------------------------------------------------------------------------------------
Multimanager International Equity*                    N/A        $2,234.00        $3,201.00        $5,438.00
------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity*                   N/A        $2,177.00        $3,109.00        $5,273.00
------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth*                        N/A        $2,183.00        $3,120.00        $5,292.00
------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value*                         N/A        $2,177.00        $3,109.00        $5,273.00
------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth*                          N/A        $2,243.00        $3,216.00        $5,465.00
------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value*                           N/A        $2,253.00        $3,231.00        $5,492.00
------------------------------------------------------------------------------------------------------------
Multimanager Technology*                              N/A        $2,281.00        $3,277.00        $5,573.00
------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                     N/A        $2,017.00        $2,851.00        $4,799.00
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income++              N/A        $2,043.00        $2,893.00        $4,876.00
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government
 Securities                                           N/A        $2,030.00        $2,872.00        $4,838.00
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International                    N/A        $2,116.00        $3,012.00        $5,096.00
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth                 N/A        $2,148.00        $3,063.00        $5,190.00
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond                     N/A        $2,030.00        $2,872.00        $4,838.00
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth                 N/A        $2,104.00        $2,991.00        $5,058.00
------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                            N/A        $2,059.00        $2,919.00        $4,924.00
------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II                              N/A        $2,228.00        $3,191.00        $5,420.00
------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity              N/A        $2,719.00        $3,966.00        $6,740.00
------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity*                      N/A        $2,046.00        $2,898.00        $4,886.00
------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value*                     N/A        $2,155.00        $3,073.00        $5,208.00
------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income                      N/A        $2,113.00        $3,007.00        $5,086.00
------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                       N/A        $2,113.00        $3,007.00        $5,086.00
------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                            N/A        $2,084.00        $2,960.00        $5,001.00
------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International+                    N/A        $2,158.00        $3,079.00        $5,218.00
------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                          N/A        $2,075.00        $2,944.00        $4,972.00
------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity++                     N/A        $2,075.00        $2,944.00        $4,972.00
------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond                     N/A        $2,075.00        $2,944.00        $4,972.00
------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture                             N/A        $2,332.00        $3,357.00        $5,715.00
------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                   N/A        $1,947.00        $2,736.00        $4,582.00
------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond                       N/A        $2,123.00        $3,022.00        $5,115.00
------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                       If you do not surrender your contract
                                                                      at the end of the applicable time period
                                                            ----------------------------------------------------------
            Portfolio Name                                  1 year          3 years          5 years          10 years
----------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   $493.00        $1,505.00        $2,555.00        $5,356.00
----------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation                                 $471.00        $1,442.00        $2,453.00        $5,171.00
----------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation                            $472.00        $1,445.00        $2,458.00        $5,180.00
----------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation                                     $478.00        $1,461.00        $2,484.00        $5,227.00
----------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation                                $485.00        $1,483.00        $2,520.00        $5,292.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Aggressive Equity*                             $450.00        $1,381.00        $2,355.00        $4,991.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Core Bond*                                     $447.00        $1,372.00        $2,339.00        $4,963.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Health Care*                                   $519.00        $1,581.00        $2,677.00        $5,573.00
----------------------------------------------------------------------------------------------------------------------
Multimanager High Yield*                                    $446.00        $1,369.00        $2,334.00        $4,953.00
----------------------------------------------------------------------------------------------------------------------
Multimanager International Equity*                          $503.00        $1,534.00        $2,601.00        $5,438.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Core Equity*                         $483.00        $1,477.00        $2,509.00        $5,273.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Growth*                              $485.00        $1,483.00        $2,520.00        $5,292.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Large Cap Value*                               $483.00        $1,477.00        $2,509.00        $5,273.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Growth*                                $506.00        $1,543.00        $2,616.00        $5,465.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Mid Cap Value*                                 $509.00        $1,553.00        $2,631.00        $5,492.00
----------------------------------------------------------------------------------------------------------------------
Multimanager Technology*                                    $519.00        $1,581.00        $2,677.00        $5,573.00
----------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           $429.00        $1,317.00        $2,251.00        $4,799.00
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income++                    $437.00        $1,343.00        $2,293.00        $4,876.00
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government
 Securities                                                 $433.00        $1,330.00        $2,272.00        $4,838.00
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International                          $462.00        $1,416.00        $2,412.00        $5,096.00
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth                       $473.00        $1,448.00        $2,463.00        $5,190.00
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond                           $433.00        $1,330.00        $2,272.00        $4,838.00
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth                       $458.00        $1,404.00        $2,391.00        $5,058.00
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                                  $443.00        $1,359.00        $2,319.00        $4,924.00
----------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II                                    $500.00        $1,528.00        $2,591.00        $5,420.00
----------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity                    $673.00        $2,019.00        $3,366.00        $6,740.00
----------------------------------------------------------------------------------------------------------------------
EQ/BlackRock Basic Value Equity*                            $438.00        $1,346.00        $2,298.00        $4,886.00
----------------------------------------------------------------------------------------------------------------------
EQ/BlackRock International Value*                           $475.00        $1,455.00        $2,473.00        $5,208.00
----------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income                            $461.00        $1,413.00        $2,407.00        $5,086.00
----------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible                             $461.00        $1,413.00        $2,407.00        $5,086.00
----------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth                                  $451.00        $1,384.00        $2,360.00        $5,001.00
----------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International+                          $476.00        $1,458.00        $2,479.00        $5,218.00
----------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research                                $448.00        $1,375.00        $2,344.00        $4,972.00
----------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity ++                          $448.00        $1,375.00        $2,344.00        $4,972.00
----------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond                           $448.00        $1,375.00        $2,344.00        $4,972.00
----------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture                                   $536.00        $1,632.00        $2,757.00        $5,715.00
----------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index                                         $405.00        $1,247.00        $2,136.00        $4,582.00
----------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond                             $464.00        $1,423.00        $2,422.00        $5,115.00
----------------------------------------------------------------------------------------------------------------------


                                                                    Fee table 17

---------------------------------------------------------------------------------------------------------------
                                                                  If you surrender your contract
                                                             at the end of the applicable time period
                                                  -------------------------------------------------------------
                Portfolio Name                      1 year          3 years          5 years          10 years
---------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                $1,257.00        $2,100.00        $2,986.00        $5,048.00
---------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                     $1,254.00        $2,091.00        $2,970.00        $5,020.00
---------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value+                              $1,257.00        $2,100.00        $2,986.00        $5,048.00
---------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                                $1,303.00        $2,234.00        $3,201.00        $5,438.00
---------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value                       $1,480.00        $2,737.00        $3,994.00        $6,786.00
---------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy**         $1,308.00        $2,250.00        $3,226.00        $5,483.00
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                 $1,297.00        $2,218.00        $3,176.00        $5,393.00
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                      $1,263.00        $2,120.00        $3,017.00        $5,105.00
---------------------------------------------------------------------------------------------------------------
EQ/International Growth                           $1,294.00        $2,209.00        $3,160.00        $5,365.00
---------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth++                       $1,278.00        $2,161.00        $3,084.00        $5,227.00
---------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                             $1,228.00        $2,014.00        $2,846.00        $4,789.00
---------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities                   $1,246.00        $2,069.00        $2,934.00        $4,953.00
---------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity                        $1,258.00        $2,104.00        $2,991.00        $5,058.00
---------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                                 $1,227.00        $2,011.00        $2,841.00        $4,779.00
---------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                  $1,262.00        $2,116.00        $3,012.00        $5,096.00
---------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                     $1,279.00        $2,164.00        $3,089.00        $5,236.00
---------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                      $1,259.00        $2,107.00        $2,996.00        $5,067.00
---------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                  $1,270.00        $2,139.00        $3,048.00        $5,162.00
---------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies+                 $1,250.00        $2,081.00        $2,955.00        $4,991.00
---------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust+                           $1,246.00        $2,069.00        $2,934.00        $4,953.00
---------------------------------------------------------------------------------------------------------------
EQ/Money Market                                   $1,215.00        $1,976.00        $2,783.00        $4,671.00
---------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                       $1,262.00        $2,116.00        $3,012.00        $5,096.00
---------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares                                  $1,316.00        $2,272.00        $3,262.00        $5,546.00
---------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global                             $1,410.00        $2,541.00        $3,688.00        $6,282.00
---------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity            $1,428.00        $2,593.00        $3,770.00        $6,419.00
---------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap              $1,423.00        $2,578.00        $3,746.00        $6,379.00
---------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                              $1,243.00        $2,059.00        $2,919.00        $4,924.00
---------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond                            $1,225.00        $2,008.00        $2,835.00        $4,769.00
---------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value+                               $1,259.00        $2,107.00        $2,996.00        $5,067.00
---------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth+                          $1,291.00        $2,199.00        $3,145.00        $5,338.00
---------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                            $1,209.00        $1,960.00        $2,757.00        $4,622.00
---------------------------------------------------------------------------------------------------------------
EQ/TCW Equity++                                   $1,268.00        $2,132.00        $3,037.00        $5,143.00
---------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth                               $1,336.00        $2,332.00        $3,357.00        $5,715.00
---------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income                          $1,263.00        $2,120.00        $3,017.00        $5,105.00
---------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                            $1,255.00        $2,094.00        $2,976.00        $5,029.00
---------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity             $1,329.00        $2,310.00        $3,322.00        $5,653.00
---------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                      $1,264.00        $2,123.00        $3,022.00        $5,115.00
---------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap++             $1,300.00        $2,228.00        $3,191.00        $5,420.00
---------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
---------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                    $1,284.00        $2,180.00        $3,114.00        $5,283.00
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
                                                                If you annuitize at the end of the
                                                           applicable time period and select a non-life
                                                        contingent period certain annuity option with less
                                                                         than five years
                                                     ---------------------------------------------------------
            Portfolio Name                           1 year        3 years          5 years          10 years
--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                     N/A        $2,100.00        $2,986.00        $5,048.00
--------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                          N/A        $2,091.00        $2,970.00        $5,020.00
--------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value+                                   N/A        $2,100.00        $2,986.00        $5,048.00
--------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                                     N/A        $2,234.00        $3,201.00        $5,438.00
--------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value                            N/A        $2,737.00        $3,994.00        $6,786.00
--------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy**              N/A        $2,250.00        $3,226.00        $5,483.00
--------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                      N/A        $2,218.00        $3,176.00        $5,393.00
--------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                           N/A        $2,120.00        $3,017.00        $5,105.00
--------------------------------------------------------------------------------------------------------------
EQ/International Growth                                N/A        $2,209.00        $3,160.00        $5,365.00
--------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth++                            N/A        $2,161.00        $3,084.00        $5,227.00
--------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                                  N/A        $2,014.00        $2,846.00        $4,789.00
--------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities                        N/A        $2,069.00        $2,934.00        $4,953.00
--------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity                             N/A        $2,104.00        $2,991.00        $5,058.00
--------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                                      N/A        $2,011.00        $2,841.00        $4,779.00
--------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                       N/A        $2,116.00        $3,012.00        $5,096.00
--------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                          N/A        $2,164.00        $3,089.00        $5,236.00
--------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                           N/A        $2,107.00        $2,996.00        $5,067.00
--------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                       N/A        $2,139.00        $3,048.00        $5,162.00
--------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies+                      N/A        $2,081.00        $2,955.00        $4,991.00
--------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust+                                N/A        $2,069.00        $2,934.00        $4,953.00
--------------------------------------------------------------------------------------------------------------
EQ/Money Market                                        N/A        $1,976.00        $2,783.00        $4,671.00
--------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                            N/A        $2,116.00        $3,012.00        $5,096.00
--------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares                                       N/A        $2,272.00        $3,262.00        $5,546.00
--------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global                                  N/A        $2,541.00        $3,688.00        $6,282.00
--------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity                 N/A        $2,593.00        $3,770.00        $6,419.00
--------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap                   N/A        $2,578.00        $3,746.00        $6,379.00
--------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                                   N/A        $2,059.00        $2,919.00        $4,924.00
--------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond                                 N/A        $2,008.00        $2,835.00        $4,769.00
--------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value+                                    N/A        $2,107.00        $2,996.00        $5,067.00
--------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth+                               N/A        $2,199.00        $3,145.00        $5,338.00
--------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                                 N/A        $1,960.00        $2,757.00        $4,622.00
--------------------------------------------------------------------------------------------------------------
EQ/TCW Equity++                                        N/A        $2,132.00        $3,037.00        $5,143.00
--------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth                                    N/A        $2,332.00        $3,357.00        $5,715.00
--------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income                               N/A        $2,120.00        $3,017.00        $5,105.00
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                                 N/A        $2,094.00        $2,976.00        $5,029.00
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity                  N/A        $2,310.00        $3,322.00        $5,653.00
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                           N/A        $2,123.00        $3,022.00        $5,115.00
--------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap++                  N/A        $2,228.00        $3,191.00        $5,420.00
--------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
--------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                         N/A        $2,180.00        $3,114.00        $5,283.00
--------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
                                                            If you do not surrender your contract
                                                           at the end of the applicable time period
                                                     -----------------------------------------------------------
                Portfolio Name                        1 year        3 years            5 years         10 years
----------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                                   $457.00       $1,400.00          $2,386.00       $5,048.00
----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap                                        $454.00       $1,391.00          $2,370.00       $5,020.00
----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value+                                 $457.00       $1,400.00          $2,386.00       $5,048.00
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                                   $503.00       $1,534.00          $2,601.00       $5,438.00
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value                          $680.00       $2,037.00          $3,394.00       $6,786.00
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Templeton Founding Strategy**            $508.00       $1,550.00          $2,626.00       $5,483.00
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions                    $497.00       $1,518.00          $2,576.00       $5,393.00
----------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value                         $463.00       $1,420.00          $2,417.00       $5,105.00
----------------------------------------------------------------------------------------------------------------
EQ/International Growth                              $494.00       $1,509.00          $2,560.00       $5,365.00
----------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth++                          $478.00       $1,461.00          $2,484.00       $5,227.00
----------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond                                $428.00       $1,314.00          $2,246.00       $4,789.00
----------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities                      $446.00       $1,369.00          $2,334.00       $4,953.00
----------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity                           $458.00       $1,404.00          $2,391.00       $5,058.00
----------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond                                    $427.00       $1,311.00          $2,241.00       $4,779.00
----------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income                     $462.00       $1,416.00          $2,412.00       $5,096.00
----------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core                        $479.00       $1,464.00          $2,489.00       $5,236.00
----------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value                         $459.00       $1,407.00          $2,396.00       $5,067.00
----------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus                                     $470.00       $1,439.00          $2,448.00       $5,162.00
----------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies+                    $450.00       $1,381.00          $2,355.00       $4,991.00
----------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust+                              $446.00       $1,369.00          $2,334.00       $4,953.00
----------------------------------------------------------------------------------------------------------------
EQ/Money Market                                      $415.00       $1,276.00          $2,183.00       $4,671.00
----------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth                          $462.00       $1,416.00          $2,412.00       $5,096.00
----------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares                                     $516.00       $1,572.00          $2,662.00       $5,546.00
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global                                $610.00       $1,841.00          $3,088.00       $6,282.00
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity               $628.00       $1,893.00          $3,170.00       $6,419.00
----------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap                 $623.00       $1,878.00          $3,146.00       $6,379.00
----------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return                                 $443.00       $1,359.00          $2,319.00       $4,924.00
----------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond                               $425.00       $1,308.00          $2,235.00       $4,769.00
----------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value+                                  $459.00       $1,407.00          $2,396.00       $5,067.00
----------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth+                             $491.00       $1,499.00          $2,545.00       $5,338.00
----------------------------------------------------------------------------------------------------------------
EQ/Small Company Index                               $409.00       $1,260.00          $2,157.00       $4,622.00
----------------------------------------------------------------------------------------------------------------
EQ/TCW Equity++                                     $468.00       $1,432.00          $2,437.00       $5,143.00
----------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth                                  $536.00       $1,632.00          $2,757.00       $5,715.00
----------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income                             $463.00       $1,420.00          $2,417.00       $5,105.00
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock                               $455.00       $1,394.00          $2,376.00       $5,029.00
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity                $529.00       $1,610.00          $2,722.00       $5,653.00
----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth                         $464.00       $1,423.00          $2,422.00       $5,115.00
----------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap++                $500.00       $1,528.00          $2,591.00       $5,420.00
----------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
----------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                       $484.00       $1,480.00          $2,514.00       $5,283.00
----------------------------------------------------------------------------------------------------------------


18 Fee table

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.

                                                                    Fee table 19

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as of the end of the periods shown for each of the variable investment options available as of December 31, 2006.


20 Fee table

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN CONTRIBUTE TO YOUR CONTRACT

You may make additional contributions of at least $500 each for NQ, QP and Rollover TSA contracts and $50 each for IRA contracts, subject to limitations noted below. Additional contributions are not permitted in Massachusetts. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract. This contract is no longer available to new purchasers.


We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts that you own would then total more than $2,500,000.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                  Annuitant       Minimum
 Contract type   issue ages      contributions
--------------------------------------------------------------------------------------------------
NQ               0 through 80     o $500 (additional)
                                  o $100 monthly and
                                    $300 quarterly under our
                                    automatic investment
                                    program (additional)

--------------------------------------------------------------------------------------------------
Rollover IRA     20 through 80     o $50 (additional)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
                                                          Limitations on
Contract type    Source of contributions                  contributions
--------------------------------------------------------------------------------------------------
NQ               o After-tax money.                       o No additional contributions after
                                                            attainment of age 81 or, if later,
                 o Paid to us by check or transfer of       the first contract date anniversary.
                   contract value in a tax-deferred
                   exchange under Section 1035 of
                   the Internal Revenue Code.
--------------------------------------------------------------------------------------------------
Rollover IRA     o Eligible rollover distributions from   o No contributions after attainment
                   TSA contracts or other 403(b)            of age 81 or, if later, the first con-
                   arrangements, qualified plans,           tract date anniversary.
                   and governmental employer
                   457(b) plans.                          o Contributions after age 70-1/2 must
                                                            be net of required minimum
                 o Rollovers from another tradi-            distributions.
                   tional individual retirement
                   arrangement.                           o Although we accept regular IRA
                                                            contributions (limited to $4,000
                 o Direct custodian-to-custodian            for 2007 and $5,000 for 2008)
                   transfers from another traditional       under Rollover IRA contracts, we
                   individual retirement                    intend that this contract be used
                   arrangement.                             primarily for rollover and direct
                                                            transfer contributions.
                 o Regular IRA contributions.
                                                          o Additional catch-up contributions
                 o Additional "catch-up" contribu-          of up to $1,000 can be made
                   tions.                                   where the owner is at least age
                                                            50 but under age 70-1/2 at any
                                                            time during the calendar year for
                                                            which the contribution is made.
--------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

--------------------------------------------------------------------------------------------------
                  Annuitant             Minimum
 Contract type    issue ages            contributions
--------------------------------------------------------------------------------------------------
Roth Conversion   20 through 80         o $50 (additional)
IRA
--------------------------------------------------------------------------------------------------
Rollover TSA      20 through 80         o $500 (additional)

--------------------------------------------------------------------------------------------------
                                                         Limitations on
Contract type     Source of contributions                contributions
--------------------------------------------------------------------------------------------------
Roth Conversion   o Rollovers from another Roth IRA.     o No additional rollover or direct
IRA                                                        transfer contributions after attain-
                  o Rollovers from a "designated           ment of age 81 or, if later, the first
                    Roth contribution account" under       contract date anniversary.
                    a 401(k) plan or 403(b) arrange-
                    ment.                                o Conversion rollovers after age
                                                           70-1/2 must be net of required
                  o Conversion rollovers from a tradi-     minimum distributions for the
                    tional IRA.                            traditional IRA you are rolling
                                                           over.
                  o Direct transfers from another
                    Roth IRA.                            o You cannot roll over funds from a
                                                           traditional IRA if your adjusted
                  o Regular Roth IRA contributions.        gross income is $100,000 or
                                                           more.
                  o Additional catch-up contribu-
                    tions.                               o Although we accept regular Roth
                                                           IRA contributions (limited to
                                                           $4,000 for 2007 and $5,000 for
                                                           2008) under the Roth IRA con-
                                                           tracts, we intend that this contract
                                                           be used primarily for rollover and
                                                           direct transfer contributions.

                                                         o Additional catch-up contributions
                                                           of up to $1,000 can be made
                                                           where the owner is at least age
                                                           50 at any time during the calen-
                                                           dar year for which the
                                                           contribution is made.
--------------------------------------------------------------------------------------------------
Rollover TSA      o Direct transfers of pre-tax funds    o Additional rollover or direct trans-
                    from another contract or               fer contributions may be made up
                    arrangement under Section              to attainment of age 81 or, if later,
                    403(b) of the Internal Revenue         the first contract date anniversary.
                    Code, complying with IRS Rev-
                    enue Ruling 90-24.                   o Rollover or direct transfer contri-
                                                           butions after age 70-1/2 must be
                  o Eligible rollover distributions of     net of any required minimum
                    pre-tax funds from other 403(b)        distributions.
                    plans. Subsequent contributions
                    may also be rollovers from quali-    o We do not accept employer-
                    fied plans, governmental               remitted contributions.
                    employer 457(b) plans and tradi-
                    tional IRAs.
--------------------------------------------------------------------------------------------------


22 Contract features and benefits

--------------------------------------------------------------------------------------------------
                  Annuitant       Minimum
 Contract type   issue ages      contributions
--------------------------------------------------------------------------------------------------
QP               20 through 70   o $500 (additional)

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.

--------------------------------------------------------------------------------------------------
                                                       Limitations on
 Contract type    Source of contributions             contributions
--------------------------------------------------------------------------------------------------
QP               o  Only transfer contributions from   o  A separate QP contract must be
                    other investments within an           established for each plan partici-
                    existing defined contribution         pant.
                    qualified plan trust.
                                                       o  We do not accept regular ongoing
                 o  The plan must be qualified under      payroll contributions, or any other
                    Section 401(a) of the Internal        contribution from the employer.
                    Revenue Code.
                                                       o  Only one additional transfer con-
                 o  For 401(k) plans, transferred         tribution may be made during a
                    contributions may not include         contract year.
                    any after-tax contributions
                    including designated Roth          o  No additional transfer contribu-
                    contributions.                        tions after attainment of age 71
                                                          or, if later, the first contract date
                                                          anniversary.

                                                       o  We do not accept contributions from
                                                          defined benefit plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.

--------------------------------------------------------------------------------
See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.

                                               Contract features and benefits 23

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealers. Additional contributions may also be made under our automatic investment program. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. These methods of payment are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

24  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Plus(SM) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             Objective                                                   applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                       o  AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                       o  AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a          o  AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.    o  AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,    o  AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                                o  AllianceBernstein L.P.
 EQUITY(1)                                                                                o  ClearBridge Advisors, LLC
                                                                                          o  Legg Mason Capital Management, Inc.
                                                                                          o  Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital      o  BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.      o  Pacific Investment Management Company
                                                                                             LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.                                o  A I M Capital Management, Inc.
                                                                                          o  RCM Capital Management LLC
                                                                                          o  Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current          o  Pacific Investment Management Company
                              income and capital appreciation.                               LLC
                                                                                          o  Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                                o  AllianceBernstein L.P.
 EQUITY(5)                                                                                o  JPMorgan Investment Management Inc.
                                                                                          o  Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 25

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE      Long-term growth of capital.                             o  AllianceBernstein L.P.
 EQUITY(6)                                                                                o  Janus Capital Management LLC
                                                                                          o  Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           Long-term growth of capital.                             o  RCM Capital Management LLC
 GROWTH(7)                                                                                o  TCW Investment Management Company
                                                                                          o  T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           Long-term growth of capital.                             o  AllianceBernstein L.P.
 VALUE(8)                                                                                 o  Institutional Capital LLC
                                                                                          o  MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP             Long-term growth of capital.                             o  AllianceBernstein L.P.
 GROWTH(9)                                                                                o  Franklin Advisers, Inc.
                                                                                          o  Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE(10)   Long-term growth of capital.                             o  AXA Rosenberg Investment Management LLC
                                                                                          o  TCW Investment Management Company
                                                                                          o  Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)      Long-term growth of capital.                             o  Firsthand Capital Management, Inc.
                                                                                          o  RCM Capital Management LLC
                                                                                          o  Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COMMON      Seeks to achieve long-term growth of capital.            o  AllianceBernstein L.P.
 STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH      Seeks to provide a high total return.                    o  AllianceBernstein L.P.
 AND INCOME++
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERME-    Seeks to achieve high current income consistent with     o  AllianceBernstein L.P.
 DIATE GOVERNMENT SECURITIES     relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNA-    Seeks to achieve long-term growth of capital.            o  AllianceBernstein L.P.
 TIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE       Seeks to achieve long-term growth of capital.            o  AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY     Seeks to achieve high current income consistent with     o  AllianceBernstein L.P.
 BOND                            moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL       Seeks to achieve long-term growth of capital.            o  AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE       Seeks capital appreciation.                              o  AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.                    o  Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE LONG/     Seeks to increase value through bull markets and bear    o  AXA Rosenberg Investment Management LLC
 SHORT EQUITY                    markets using strategies that are designed to limit
                                 exposure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------

26 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks capital appreciation and secondarily, income.        o  BlackRock Investment Management, LLC
 EQUITY(12)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of    o  BlackRock Investment Management
 VALUE(13)                     income, accompanied by growth of capital.                     International Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an     o  Boston Advisors, LLC
 INCOME                        above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.                      o  Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                              o  Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks long-term growth of capital.                         o  Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.                    o  Capital Guardian Trust Company
 INTERNATIONAL+
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Seeks to achieve long-term growth of capital.              o  Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.              o  Capital Guardian Trust Company
 EQUITY++
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD   Seeks to maximize current income.                          o  Caywood-Scholl Capital Management
 BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      Seeks long-term growth of capital.                         o  Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates     o  AllianceBernstein L.P.
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level
                               consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.                   o  Evergreen Investment Management
 BOND                                                                                        Company, LLC
                                                                                          o  First International Fund Advisors (dba
                                                                                             "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.                            o  Evergreen Investment Management
                                                                                             Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.                         o  Fidelity Management & Research Company

------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+           Seeks long-term capital appreciation.                      o  Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME             Seeks to maximize income while maintaining prospects       o  Franklin Advisers, Inc.
                               for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE    Seeks long-term total return.                              o  Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON FOUND-   Primarily seeks capital appreciation and secondarily       o  AXA Equitable
 ING STRATEGY(**)              seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-    Seeks to achieve capital appreciation.                     o  GAMCO Asset Management Inc.
 SITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.                    o  GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.                     o  MFS Investment Management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++    Seeks long-term growth of capital.                         o  Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND           Seeks to provide a high total return consistent with mod- o  JPMorgan Investment Management Inc.
                                erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE               Long-term capital appreciation.                           o  JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY      Seeks long-term growth of capital.                        o  Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation         o  BlackRock Financial Management, Inc.
                                through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Capital appreciation and growth of income without         o  Lord, Abbett & Co. LLC
 INCOME                         excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE   Capital appreciation and growth of income with reason-    o  Lord, Abbett & Co. LLC
                                able risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Capital appreciation.                                     o  Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                Seeks long-term growth of capital.                        o  Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH          Seeks to provide long-term capital growth.                o  MFS Investment Management
 COMPANIES+
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+         Seeks long-term growth of capital with a secondary        o  MFS Investment Management
                                objective to seek reasonable current income. For purposes
                                of this Portfolio, the words "reasonable current income"
                                mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income, preserve  o  The Dreyfus Corporation its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.                    o  Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES                Seeks capital appreciation, which may occasionally be     o  Franklin Mutual Advisers, LLC
                                short-term, and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks capital appreciation.                               o  OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks long-term capital appreciation.                     o  OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks capital appreciation.                               o  OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN            Seeks maximum real return consistent with preservation    o  Pacific Investment Management Company,
                                of real capital and prudent investment management.           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks current income with reduced volatility of principal.o  BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+             Seeks capital appreciation.                               o  Lazard Asset Management LLC
                                                                                          o  Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+        Seeks to achieve capital appreciation.                    o  Bear Stearns Asset Management Inc.
                                                                                          o  Eagle Asset Management, Inc.
                                                                                          o  Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible (before the     o  AllianceBernstein L.P.
                                deduction of portfolio expenses) the total return of the
                                Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY++                 Seeks to achieve long-term capital appreciation.          o  TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------


28 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s),
Portfolio Name(*)                Objective                                               as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH              Seeks long-term capital growth.                         o  Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Seeks to achieve total return through capital           o  UBS Global Asset Management
                                 appreciation with income as a secondary consideration.     (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           Capital growth and income.                              o  Morgan Stanley Investment
                                                                                            Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING MAR-      Seeks long-term capital appreciation.                   o  Morgan Stanley Investment
 KETS EQUITY                                                                                Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            Capital growth.                                         o  Morgan Stanley Investment
 GROWTH                                                                                     Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY        Seeks long-term capital appreciation.                   o  Wells Capital Management Inc.
 SMALL CAP++
------------------------------------------------------------------------------------------------------------------------------------


The Universal Institutional
Funds, Inc.
Portfolio Name                   Objective                                               Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II++   Seeks to provide above average current income and long- o  Van Kampen (is the name under which Mor-
                                 term capital appreciation by investing primarily in        gan Stanley Investment Management Inc.
                                 equity securities of companies in the U.S. real estate     does business in certain situations)
                                 industry, including real estate investment trusts.
------------------------------------------------------------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.



 ------------------------------------------------
 FN          Portfolio Name until May 29, 2007
 ------------------------------------------------
 (1)        AXA Premier VIP Aggressive Equity
 ------------------------------------------------
 (2)        AXA Premier VIP Core Bond
 ------------------------------------------------
 (3)        AXA Premier VIP Health Care
 ------------------------------------------------
 (4)        AXA Premier VIP High Yield
 ------------------------------------------------
 (5)        AXA Premier VIP International Equity
 ------------------------------------------------
 (6)        AXA Premier VIP Large Cap Core Equity
 ------------------------------------------------
 (7)        AXA Premier VIP Large Cap Growth
 ------------------------------------------------
 (8)        AXA Premier VIP Large Cap Value
 ------------------------------------------------
 (9)        AXA Premier VIP Mid Cap Growth
 ------------------------------------------------
 (10)       AXA Premier VIP Mid Cap Value
 ------------------------------------------------
 (11)       AXA Premier VIP Technology
 ------------------------------------------------
 (12)       EQ/Mercury Basic Value Equity
 ------------------------------------------------
 (13)       EQ/Mercury International Value
 ------------------------------------------------



** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


                                               Contract features and benefits 29

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges (if permitted in your state) or any withdrawal charges and any optional benefit charges.


The minimum yearly guaranteed interest rate is 3% for 2007. The minimum yearly rates we set will never be less than the minimum guaranteed interest rate of 3% for the life of the contract. Current interest rates will never be less than the yearly guaranteed interest rate.


See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the Guaranteed interest option.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options (except for contracts issued in Maryland and New York) with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you applied for an Accumulator(R) Plus(SM) contract, a 60-day rate lock-in was applied from the date the application was signed. Any contributions received and designated for a fixed maturity option during that period received the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever had been greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from the variable investment options or the guaranteed interest option into a fixed maturity option, or transfers from one fixed maturity option to another.

YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2007, the next available maturity date was February 15, 2008. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including withdrawal charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the


30  Contract features and benefits
amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)  the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, principal assurance (at contract issue only), or dollar cost averaging. We allocate subsequent contributions according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

PRINCIPAL ASSURANCE ALLOCATION

Principal assurance allocation is only available at contract issue. If you chose this allocation program, you selected a fixed maturity option. We specified a portion of your initial contribution and allocated it to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution (plus any applicable credit) on the fixed maturity option's maturity date. The maturity date you selected generally could not be later than 10 years, or earlier than 7 years from your contract date. If you were to make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under the principal insurance allocation. Principal assurance was not available if none of those maturity dates were available at the time your contract was issued. You allocated the remainder of your initial contribution to the investment options and guaranteed interest option however you chose.


For example, if your initial contribution is $10,000, and on February 15, 2007 you chose the fixed maturity option with a maturity date of February 15, 2017 since the rate to maturity was 3.89% on February 15, 2007, we would have allocated $7,098 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,400.


The principal assurance allocation was only available for annuitants ages 80 or younger when the contract was issued. Had the annuitant been age 76-80, your principal assurance allocation was limited to the seven year fixed maturity option only. If you anticipated taking required minimum distributions, you should have considered whether your values in the variable investment options and guaranteed interest option would be sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus.

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of

                                              Contract features and benefits  31
investing, however, does not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.


If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

INVESTMENT SIMPLIFIER


Fixed-dollar option. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. The fixed-dollar option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not currently participate in any dollar cost averaging program if you are participating in our Option II rebalancing program. Investment Simplifier is currently available with Option I only. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus.


CREDITS

A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions.


The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:


---------------------------------------------------
                                  Credit percentage
First year total contributions*       applied to
        Breakpoints                 contributions
---------------------------------------------------
Less than $500,000                        4%
$500,000-$999,999.99                    4.5%
$1 million or more                        5%
---------------------------------------------------

----------------------
* First year total contributions means your total contributions made in the first contract year.

The percentage of the credit is based on your first year total contributions. This credit percentage will be credited to each contribution made in the first year (after adjustment as described below), as well as the second and later contract years. Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicated in the application at the time you purchased your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution was at least 50% of the Expected First Year Contribution Amount, your credit percentage is as follows:

   o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage is the percentage that applies to the Expected First Year Contribution Amount based on the table above.

32  Contract features and benefits

   o For any subsequent contribution that results in your total contributions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we increased the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

   o For contracts issued in New York, the "Indication of intent" approach to first year contributions is not available.

o  No indication of intent:

   o For your initial contribution, we applied the credit percentage based upon the above table.

   o For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we increased the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.


We may recover all of the credit or a portion of the credit in the following situations:


o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus)(1)

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.

o If at the end of the first contract year your year total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturing date(s). A market value adjustment may apply to withdrawals from the fixed maturity options.

We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.

YOUR BENEFIT BASE

A benefit base is used to calculate the guaranteed minimum income benefit and any death benefit, as described in this section. Your benefit base is not an account value or a cash value. See also "Living Benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o  your initial contribution and any additional contributions to the contract;
   plus

o  any applicable credit; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


6% ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT. Your benefit base is equal to:

o  your initial contribution and any additional contributions to the contract;
   plus

o  any applicable credit; plus

o  daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


The effective annual roll-up rate credited to this benefit base is:


o 6% (4% in Washington for the enhanced death benefit only) with respect to the variable investment options (other than EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond); and

o 3% with respect to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.


ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT OPTION. Your benefit base is equal to the greater of either:

o  your initial contribution to the contract and any additional contributions;
   plus

o  any applicable credit;

----------------------
(1) The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

                                              Contract features and benefits  33
                                       or


o your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant's 85th birthday, plus any contribution (and any applicable credit) made since the most recent Annual Ratchet;

                                      less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual ratchet to age 85, as described immediately above, on each contract date anniversary. For the guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the guaranteed minimum income benefit and annuity payout options. The guaranteed minimum income benefit is discussed under "Living Benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. The guaranteed annuity purchase factors are those factors specified in your contract. The current annuity purchase factors are any more favorable factors that may be in effect at any given time. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.

LIVING BENEFIT OPTION

The following section provides information about the Living Benefit option, which was only available at the time you purchased your contract.


The annuitant was age 20 through 75 at the time of contract issue. The Living Benefit option is a guaranteed minimum income benefit. If you elected the Living Benefit option at purchase, you pay an additional charge that is described under "Living Benefit charge" in "Charges and expenses" or in Appendix VI, depending on when the contract was issued, later in this Prospectus. If you purchased your contract to fund a Charitable Remainder Trust, the guaranteed minimum income benefit was generally not available to you. The guaranteed minimum income benefit was available for certain split-funded Charitable Remainder Trusts.

The guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or an Income Manager(SM) level payment life with a period certain payout option subject to state availability. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your guaranteed minimum income benefit. The maximum period certain available under the Income Manager(SM) payout option is 10 years. This period may be shorter, depending on the annuitant's age as follows:


-------------------------------------------
              Level payments
-------------------------------------------
                         Period certain
                             years
                     ----------------------
  Annuitant's age at
      exercise           IRAs         NQ
-------------------------------------------
       60 to 75          10          10
          76              9          10
          77              8          10
          78              7          10
          79              7          10
          80              7          10
          81              7           9
          82              7           8
          83              7           7
          84              6           6
          85              5           5
-------------------------------------------

--------------------------------------------------------------------------------
We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The guaranteed minimum income benefit, which is also known as a living benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your guaranteed minimum income benefit which is calculated by applying your guaranteed minimum income benefit base, less any applicable withdrawal charge remaining, at guaranteed annuity purchase factors, or (ii) the income provided by applying your account value at our then current annuity purchase factors. For Rollover TSA only, we will subtract from the benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the Living Benefit guaranteed annuity purchase factors in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you receive will be determined when we receive your request to exercise the benefit.

When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of guaranteed minimum income benefit" below.

The guaranteed minimum income benefit provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity

34  Contract features and benefits
purchase factors we use to determine your Income Manager(SM) benefit under the Living Benefit are more conservative than the guaranteed annuity purchase factors we use for the Income Manager(SM) payout annuity option. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Living Benefit Income Manager(SM) will be smaller than each periodic payment under the Income Manager(SM) payout annuity option. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


-----------------------------------------------------
                              guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
-----------------------------------------------------
            10                    $11,891
            15                    $18,597
-----------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the guaranteed minimum income benefit. You must return your contract to us along with any required information within 30 days following your contract date anniversary, in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payout contract is issued. Payments are always made on the 15th of the month and generally begin one payment mode from issue. You may choose to take a withdrawal prior to exercising the guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

You will be eligible to exercise the guaranteed minimum income benefit during your life and the annuitant's life, as follows:

o If the annuitant was at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.

o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the guaranteed minimum income benefit is the contract date anniversary following the annuitant's 85th birthday;

(ii) if the annuitant was age 75 when the contract was issued, the only time you may exercise the guaranteed minimum income benefit is within 30 days following the first contract date anniversary that it becomes available;

(iii) If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Living Benefit option may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the guaranteed minimum income benefit can be exercised;

(iv) for Accumulator(R) Plus(SM) QP contracts, the Plan participant can exercise the Living Benefit option only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Plus(SM) QP contract into an Accumulator(R) Plus(SM) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise;

(v) for Accumulator(R) Plus(SM) Rollover TSA contracts, you may exercise the Living Benefit option only if you effect a rollover of the TSA contract to an Accumulator(R) Plus(SM) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(vi) for a successor owner/annuitant, the earliest exercise date is based on the original contract issue date and the age of the successor owner/annuitant as of the Processing Date successor owner/annuitant takes effect; and

(vii) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:

      o A successor owner who is not the annuitant may not be able to exercise the Living Benefit option without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as

                                              Contract features and benefits  35
      the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.



   o If the successor owner is the annuitant, the Living Benefit option continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the owner's death. This would be the only opportunity for the successor owner to exercise. If the Living Benefit option cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

   o If you designate your surviving spouse as successor owner, the Living Benefit option continues and your surviving spouse may exercise the benefit according to the rules described above even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.

   o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.

GUARANTEED MINIMUM DEATH BENEFIT

Your contract provides a death benefit. If you did not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment OR the standard death benefit, whichever provides the highest amount. The standard death benefit is equal to your total contributions, plus any applicable credit (adjusted for any withdrawals and any withdrawal charges, and any taxes that apply). The standard death benefit was the only death benefit available for annuitants who were age 85 at issue.

If you elected one of the guaranteed death benefits, the death benefit is equal to your account value as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment OR your elected guaranteed death benefit on the date of the annuitant's death (adjusted for any subsequent withdrawals, withdrawal charges and taxes that apply) whichever provides the highest amount.


Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Living Benefit option.


OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR ANNUITANTS WHO WERE AGES 0 THROUGH 80 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 80 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 70 AT ISSUE OF QP CONTRACTS.

Subject to state availability, you may have elected one of the following enhanced death benefits:

6% ROLL-UP TO AGE 85.

ANNUAL RATCHET TO AGE 85.


THE GREATER OF THE 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85.

Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Your benefit base." Your enhanced death benefit election may not be changed.


In New York only the standard death benefit and the Annual ratchet to age 85 enhanced death benefit were available.

Please see both "Insufficient account value" in "Determining your contract's value" and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV at the end of this Prospectus for an example of how we calculate an enhanced minimum death benefit.

PROTECTION Plus(SM)


The following section provides information about the Protection Plus(SM) option (subject to state availability), which was only available at the time you purchased your contract. If Protection Plus(SM) was not elected when the contract was first issued, neither the owner nor the successor owner/annuitant can add it subsequently. Protection Plus(SM) is an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of having purchased the Protection Plus(SM) feature in an NQ, IRA or Rollover TSA contract.


If the annuitant was 70 or younger when we issued your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant), the death benefit will be:

the greater of:

o  the account value or

o  any applicable death benefit

Increased by:

o  such death benefit less total net contributions, multiplied by 40%

For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or, if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election

36  Contract features and benefits
not been made plus any subsequent contributions) reduced on a pro rata basis to reflect withdrawals (including surrender charges and loans). Credit amounts are not included in "net contributions." Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce net contributions by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If contributions aggregated $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and net contributions after the withdrawal would be $24,000 ($40,000-$16,000); (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable guaranteed minimum death benefit as of the date of death.

If the annuitant was age 71 through 79 when we issued your contract (or if the successor owner/annuitant is between the ages of 71 and 79 when he or she becomes the successor owner/annuitant under a contract where Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o  the account value or

o  any applicable death benefit

Increased by:

o such death benefit (as described above) less total net contributions, multiplied by 25%

The value of the Protection Plus(SM) death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. This feature is not available in every state.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

Generally, your refund will equal your account value (less loan reserve account) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct), (ii) any guaranteed interest in the guaranteed interest option, and (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that you will forfeit the credit by exercising this right of cancellation.

We may require that you wait six months before you may apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your financial professional can provide you with the cancellation instructions.

                                              Contract features and benefits  37

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE
Your "account value" is the total value of the values you have in: (i) the variable investment options; (ii) the guaranteed interest account; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge; (ii) any applicable withdrawal charge; and (iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative, and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions plus the credit;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.

In addition, when we deduct the enhanced death benefit, Living Benefit and/or Protection Plus(SM) benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE GUARANTEED INTEREST ACCOUNT

Your value in the guaranteed interest account at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all of your rights under your contract and any applicable guaranteed benefits.

38  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options, subject to the following:

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.

o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.

o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.


o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day. If you are an existing contract owner, this restriction may not apply. See Appendix for contract variation.


In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contracts features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies

                            Transferring your money among investment options  39
present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

REBALANCING YOUR ACCOUNT VALUE


We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options: "Option I" and "Option II". Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing programs, you must tell us:


      (a) the percentage you want invested in each investment option (whole percentages only), and

      (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

40  Transferring your money among investment options

If you select Option II, you will be subject to our rules regarding transfers between the guaranteed interest option and the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.


You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.


                            Transferring your money among investment options  41

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus and "How withdrawals affect your guaranteed minimum income benefit and guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                  Method of withdrawal
               -----------------------------------------------------------------
                                                               Lifetime
                                                               required
                                             Substantially     minimum
    Contract       Partial     Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                  Yes           Yes             No              No
--------------------------------------------------------------------------------
Rollover IRA        Yes           Yes             Yes             Yes
--------------------------------------------------------------------------------
Roth Con-
 version IRA        Yes           Yes             Yes             No
--------------------------------------------------------------------------------
Rollover
 TSA*               Yes           Yes             No              Yes
--------------------------------------------------------------------------------
QP                  Yes           No              No              Yes
--------------------------------------------------------------------------------

* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity Contracts (TSAs)" in "Tax information" later in this Prospectus.


PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 15% free withdrawal amount (see "15% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.


SYSTEMATIC WITHDRAWALS
(All contracts except QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 1.2% monthly, 3.6% quarterly and 15% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.


You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 15% free withdrawal amount.


SUBSTANTIALLY EQUAL WITHDRAWALS
(Rollover IRA and Roth Conversion IRA contracts only)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.

42  Accessing your money

You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a partial withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a partial withdrawal. We will calculate the new withdrawal amount.


Substantially equal withdrawals are not subject to a withdrawal charge.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA and Rollover TSA and QP contracts only -- See "Tax information" later in this Prospectus).


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or the Living Benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our "automatic required minimum distribution
(RMD) service" except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 15% free withdrawal amount.


Under Rollover TSA contracts, you may not elect minimum distribution withdrawals if a loan is outstanding.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE

Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest account. If there is insufficient value or no value in the variable investment options and the guaranteed interest account, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to withdrawals from the fixed maturity options.

HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT AND GUARANTEED MINIMUM DEATH BENEFIT

Withdrawals will reduce your guaranteed benefits on either a dollar-for-dollar basis or on a pro rata basis as explained below:

INCOME BENEFIT AND DEATH BENEFIT

Your applicable benefit base will be reduced on a dollar-for-dollar basis as long as the sum of your withdrawals in a contract year is 6% or less of the applicable benefit base on the most recent contract date anniversary. Any portion of a withdrawal that causes the sum of your withdrawals in a contract year to exceed 6% of the applicable benefit base on the most recent contract date anniversary and any subsequent withdrawals in that same contract year will reduce your applicable benefit base on a pro rata basis. Additional contributions made during the contract year do not affect the amount of withdrawals that can be taken on a dollar-for-dollar basis in that contract year.

The timing of your withdrawals and whether they exceed the 6% threshold described above can have a significant impact on your guaranteed minimum income benefit or guaranteed minimum death benefit.

Reduction on a dollar-for-dollar basis means that your current benefit will be reduced by the dollar amount of the withdrawal. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by that same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your guaranteed minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x ..40) and your new guaranteed minimum death benefit after the withdrawal would be $24,000 ($40,000 - $16,000.) This pro rata example assumes that the annual 6% threshold described above has already been exceeded.

LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Secu-

                                                        Accessing your money  43
rity Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of your spouse. Your contract contains further details of the loan provision. Also, see "Tax information" later in this Prospectus, for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1)   the date annuity payments begin,

(2)   the date the contract terminates, and


(3) the date a death benefit is paid (the outstanding loan will be deducted from the death benefit amounts, plus any accrued and unpaid loan interest).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.

LOAN RESERVE ACCOUNT


On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If these amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)   the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest account and fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) Plus(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Plus(SM) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Plus(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.


Your Accumulator(R) Plus(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity pay-

44  Accessing your money
out options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age when the contract was issued. In addition, if you are exercising your guaranteed minimum income benefit under the Living Benefit, your choice of payout options are those that are available under the Living Benefit (see "Living Benefit option" in "Contract features and benefits" earlier in this Prospectus).


-----------------------------------------------------------------
Fixed annuity payout options           Life annuity
                                       Life annuity with period
                                         certain
                                       Life annuity with refund
                                         certain
                                       Period certain annuity
-----------------------------------------------------------------
Variable Immediate Annuity             Life annuity
   payout options                      Life annuity with period
                                         certain
-----------------------------------------------------------------
Income Manager(SM) payout              Life annuity with period
   options (available for annuitants     certain
   age 83 or less at contract issue)   Period certain annuity
-----------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(SM) PAYOUT OPTIONS

The Income Manager(SM) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(SM) payout annuity contract. You may request an illustration of the Income Manager(SM) payout annuity contract from your financial professional. Income Manager(SM) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(SM) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(SM) payout options provide guaranteed level payments. The Income Manager(SM) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(SM) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Plus(SM).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(SM) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Plus(SM) contract to an Income Manager(SM) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Plus(SM). For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.


                                                        Accessing your money  45

The Income Manager(SM) payout options are not available in all states.

If you purchase an Income Manager(SM) contract in connection with the exercise of the Living Benefit option, different payout options may apply as well as other various differences. See "Living Benefit Option" in "Contract features and benefits" earlier in this Prospectus as well as the Income Manager(SM) prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION


The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.


For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your Accumulator(R) Plus(SM) is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(SM) payout life contingent options, no withdrawal charge is imposed under the Accumulator(R) Plus(SM). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Plus(SM) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(SM) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin but it may not be earlier than five years from the Accumulator(R) Plus(SM) contract date. Except with respect to Income Manager(SM) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

If you elect to start receiving annuity payments within three years of making an additional contribution, we will recover the amount of any credit that applies to that contribution.

The amount of each annuity payment will be less with a greater frequency of payments or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(SM) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.


For contracts issued in Pennsylvania, the maturity date is related to the contract issue date, as follows:

------------------------------
                  Maximum
 Issue age   annuitization age
------------------------------
    0-75            85
     76             86
     77             87
   78-80            88
------------------------------

46  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o  A mortality and expense risks charge

o  An administrative charge

o  A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard death benefit): the Living Benefit; and Protection Plus(SM).

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.90% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


Administrative charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option (except for contracts issued in Massachusetts and Texas) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply. If you surrender your contract on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 15% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


                                                        Charges and expenses  47

The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                                  Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8    9+
--------------------------------------------------------------------------------
   Percentage of
   contribution     8%    8%    7%    7%    6%    5%    4%    3%   0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and your benefit base, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Your benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.


The withdrawal charge does not apply in the circumstances described below.

15% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 15% of your account value without paying a withdrawal charge. The 15% free withdrawal amount is determined using your account value at the beginning of each contract year, or in the case of the first contract year, your initial contribution, minus any other withdrawals made during the contract year. Additional contributions during the contract year do not increase your 15% free withdrawal amount. The 15% free withdrawal amount does not apply if you surrender your contract except where required by law.

DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge does not apply if:

      (i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

      (ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

      (iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

            -- its main function is to provide skilled, intermediate, or custodial nursing care;

            -- it provides continuous room and board to three or more persons;

            -- it is supervised by a registered nurse or licensed practical nurse;

            -- it keeps daily medical records of each patient;

            -- it controls and records all medications dispensed; and

            -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE


ANNUAL RATCHET TO AGE 85. If you elected the Annual ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.30% of the Annual ratchet to age 85 benefit base. If you are an existing contract owner, your charge may be less. Please see Appendix VI later in this Prospectus or your contract for more information.

6% ROLL-UP TO AGE 85. If you elected the 6% Roll-Up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll-Up to age 85 benefit base. If you are an existing contract owner, your charge may be less. Please see Appendix VI later in this Prospectus or your contract for more information.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elected this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual ratchet to age 85 benefit base. If you are an existing contract owner, your charge may be less. Please see Appendix VI later in this Prospectus or your contract for more information.


48  Charges and expenses

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro-rata basis. If those amount are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

STANDARD DEATH BENEFIT. There is no additional charge for the Standard death benefit.

LIVING BENEFIT CHARGE


If you elected the Living Benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the guaranteed minimum income benefit, elect another annuity payout option or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.60% of the applicable benefit base in effect on the contract date anniversary. If you are an existing contract owner, your charge may be less. Please see Appendix VI later in this Prospectus or your contract for more information.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in order of the earliest maturity date(s) first. A market value adjustment may apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

PROTECTION Plus(SM)


If you elected Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply to deductions from the fixed maturity options.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o  Management fees ranging from 0.05% to 1.40%.

o  12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o  Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the guaranteed minimum death benefit or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding Accumulator Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these

                                                        Charges and expenses  49
rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

50  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designated your beneficiary when you applied for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment. The amount of the applicable guaranteed minimum death benefit will be such guaranteed minimum death benefit as of the date of the annuitant's death, adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. Only a spouse who is the sole primary beneficiary can be a successor owner/annuitant. The successor owner/annuitant feature is only available under NQ and individually-owned IRA contracts.

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Living Benefit and you are the owner, but not the annuitant. Because the payments under the Living Benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Living Benefit option, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Living Benefit option, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise of guaranteed minimum income benefit" under "Living Benefit option," in "Contract features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alter--

                                                    Payment of death benefit  51
   native is elected, we will pay any cash five years after your death (or the death of the first owner to die).

o  A successor owner should name a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed later under "Beneficiary continuation option" below.

HOW DEATH BENEFIT PAYMENT IS MADE

We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

SUCCESSOR OWNER AND ANNUITANT

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions and information, and forms necessary to effect the successor owner/annuitant feature, we will increase the account value to equal your elected guaranteed minimum death benefit as of the date of your death if such death benefit is greater than your account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age (as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/annuitant feature).

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o  The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

52  Payment of death benefit

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o  If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACT ONLY. This feature, also known as the Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and the annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o  The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the guaranteed minimum income benefit or an optional enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o  Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals.

o No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

                                                    Payment of death benefit  53

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o  The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

54  Payment of death benefit

7. Tax information

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OVERVIEW
In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Plus(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


CONTRACTS THAT FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Therefore, you should consider the annuity's features and benefits, such as Accumulator(R) Plus(SM), extra credit on each contribution, choice of death benefits, the living benefit guaranteed minimum income benefit guaranteed interest option, selection of variable investment options and its choices of pay-out options that are available in Accumulator(R) Plus(SM), as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you make additional contributions or decide how to take required minimum distribution payments. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying

                                                             Tax information  55
taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

PROTECTION Plus(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the Annuitant's death, you may have purchased a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, AXA Equitable would take all reasonable steps to attempt to avoid this result which could include amending the contract (with appropriate notice to you).

CONTRACTS PURCHASED THROUGH EXCHANGES

The following information applies if you purchased your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange was not taxable under Section 1035 of the Internal Revenue Code if:

o the contract that was the source of the funds you used to purchase the NQ contract was another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant were the same under the source contract and the Accumulator(R) Plus(SM) NQ contract. If you used a life insurance or endowment contract, the owner and the insured must have been the same on both sides of the exchange transaction.


Section 1035 exchanges are generally not available after the death of the owner (or the annuitant in a non-natural owner contract).


The tax basis, also referred to as your investment in the contract, of the source contract carried over to the Accumulator(R) Plus(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

Beneficiary continuation option

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under Withdrawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extend it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken).


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the

56  Tax information
income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.

INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically can include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o  Roth IRAs funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may have purchased the contract as either a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). The first part of this section covers some of the special tax rules that apply to traditional IRAs. The next part of this section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) Plus(SM) traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Plus(SM) traditional and Roth IRA contracts.

PROTECTION Plus(SM) FEATURE

The Protection Plus(SM) feature was offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a Protection Plus(SM) feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every

                                                             Tax information  57
feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should consult with your tax adviser for further information,

Your right to cancel within a certain number of days

This is provided for informational purposes only. Since this contract is no longer available to new purchasers, this cancellation provision is no longer applicable.

You can cancel any version of the Accumulator(R) Plus(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact

Traditional individual retirement annuities (traditional IRAs)


Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o  "regular" contributions out of earned income or compensation;


o  tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007. For 2008, the amount is $5,000. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $1,000 to your traditional IRA for 2007 and after.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for 2007 to any combination of traditional IRAs and Roth IRAs. For 2008, the amount is $10,000. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions". That is, for 2007, your fully deductible contribution can be up to $4,000 ($5,000 for 2008), or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2007 ($6,000 for 2008).


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing applies to the income limits to deductible contributions beginning in 2007.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 (for 2007, AGI between $52,000 and $62,000 after adjustment).

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000 (for 2007, AGI between $83,000 and $103,000 after adjustment).


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose

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spouse is an active participant) is phased out for taxpayers with an AGI between
$150,000 and $160,000 (for 2007, AGI between $156,000 and $166,000 after adjustment).

To determine the deductible amount of the contribution for 2007, for example, you determine AGI and subtract $52,000 if you are single, or $83,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

 ($10,000-excess AGI)     times    the maximum       Equals     the adjusted
 --------------------       x        regular           =         deductible
  divided by $10,000               contribution                 contribution
                                   for the year                     limit



Additional "Saver's Credit" for contributions to a traditional IRA or Roth IRA



You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($52,000 after cost of living indexing beginning in 2007). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2007 and $5,000 for 2008). The dollar limit is $5,000 in 2007 ($6,000 for 2008) for people eligible to make ages 50-70-1/2 catch-up contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o  qualified plans;

o  governmental employer 457(b) plans;

o  TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
   and

o  other traditional IRAs.

Direct transfer contributions may only be made from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.


There are two ways to do rollovers:

o  Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

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All distributions from a TSA, qualified plan or governmental employer 457(b)
plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.


Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri bution amount for the applicable taxable year; or

o  regular contributions to a traditional IRA made after you reach age 70-1/2;
   or

o rollover contributions of amounts, which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)   the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)   you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

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Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollovers and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging or long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners who are 70-1/2 or older.


Required minimum distributions

Background on Regulations -- Required Minimum Distributions. Distributions must be made from traditional IRAs according to the rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing. Please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional

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

IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawals to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. The revised proposed rules permit Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we

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must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2 . Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method.


To meet this last exception, you could elect to apply your contract value to an Income Manager(SM) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(SM) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" earlier in this section. Once substantially equal withdrawals or Income Manager(SM) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under either option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(SM) payments for purposes of determining whether the penalty applies.


Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Plus(SM) Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o  regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion contributions); or

o  tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA contract. See "Rollovers and direct transfers" later in this section. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007 ($5,000 for 2008). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to


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determine the amount of regular contributions you are permitted to make to Roth
IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.


If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2007 and later years.

With a Roth IRA, you can make regular contributions when you reach age 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (cost of living indexed beginning in 2007):



o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2007, $166,000 after adjustment); or



o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2007, $114,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2007, AGI between $156,000 and $166,000 after adjustment); or



o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2007, between $99,000 and $114,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions. Same as traditional IRAs.

Deductibility of contributions. Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o  another Roth IRA ("tax-free rollover contribution");

o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement; or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");


o  you may not make contributions to a Roth IRA from a qualified plan under
   Section 401(a) of the Internal Revenue Code, a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan until 2008. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


The following rules apply until 2010. You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified


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adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose also excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The condition will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE-IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o  rollovers from a Roth IRA to another Roth IRA;

o  direct transfers from a Roth IRA to another Roth IRA;

o  qualified distributions from a Roth IRA; and

o  return of excess contributions or amounts recharacterized to a traditional
   IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

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o  you are age 59-1/2 or older; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time home buyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them) there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)   Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

      (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

      (b)   Nontaxable portion.

(3)   Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2007 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2008.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life


Lifetime required minimum distributions do not apply.


Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November, 2004, the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally, there are two types of funding vehicles available for 403(b) arrangements--an annuity contract under Section 403(b)(1) of the Internal Revenue Code or a custodial account that invests only in

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mutual funds and which is treated as an annuity contract under Section 403(b)(7)
of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Protection Plus(SM) feature


The Protection Plus(SM) feature was offered for Rollover TSA contracts, subject to state and contract availability. There is no assurance that the contract with the Protection Plus(SM) feature meets the IRS qualification requirements for TSAs. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus(SM) benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, it is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus(SM) rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus(SM) benefit is not part of the contract, in such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should consult with your tax adviser for further information.


Contributions to TSAs

There were two ways you might have contributed to establish your Accumulator(R) Plus(SM) Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that met the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; and

o  a rollover from another 403(b) arrangement.

If you made a direct transfer, you filled out our transfer form.

We do not accept after-tax contribution rollovers to the Accumulator(R) Plus(SM) Rollover TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" ,which are made on an after-tax basis to the 403(b) arrangement. However, a TSA can also be wholly or partially funded through non-elective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA contract with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o  reaching age 59-1/2 even if you are still employed; or

o  disability (special federal income tax definition).

You can roll over pre-tax funds from traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled-over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds, and

o the Accumulator(R) Plus(SM) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to a Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA if the employer makes matching contribu-

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tions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Rollover TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o  you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o  direct rollover from another TSA or eligible retirement plan; or

o  direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro vided the funds to purchase the TSA you are transferring to the Rollover TSA; or

o  you reach age 59-1/2 ; or

o  you die; or

o  you become disabled (special federal income tax definition); or

o  you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to the amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering, you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distribution during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan when made exceeds permissible limits under federal income tax rules, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not

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repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

      (1) the greater of $10,000 or 50% of the participant's nonforfeit able accrued benefits; and

      (2) $50,000 reduced by the excess (if any) of the highest out standing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o  the loan does not qualify under the conditions above;

o the participant fails to repay the interest or principal when due; or o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.


In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of future loans under any plans of the employer, a defaulted loan, including interest accrued on the unpaid balance, is treated as outstanding, even after the default is reported to the IRS on Form 1099-R.


Tax-deferred rollovers and direct transfers. You may roll over an "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


The taxable portion of most distributions will be eligible for rollover except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distribution from their TSAs by a required date. Generally you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distribution is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distribution to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This only applies to you if you established your Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the

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amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distribution from a TSA before you reach age 59-1/2. This is in addition to any income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding, as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

70  Tax information

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  a death benefit payment to a beneficiary who is not your surviv ing spouse;
   or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

                                                             Tax information  71

8. More information

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ABOUT SEPARATE ACCOUNT NO. 49
Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of the Separate Account's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trusts.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from the Separate Account, or to add other separate accounts;

(2)   to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6)   to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the Prospectuses for each Trust, which are generally attached at the end of this Prospectus, or in their respective SAIs which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2007 and the related price per $100 of maturity value were as shown below.



------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2007   Maturity Value
------------------------------------------------------
        2008             3.29%             $ 93.73
        2009             3.37%             $ 90.53
        2010             3.43%             $ 87.37
        2011             3.47%             $ 84.31
        2012             3.53%             $ 81.20
        2013             3.64%             $ 77.84
        2014             3.69%             $ 74.82
        2015             3.74%             $ 71.84
        2016             3.76%             $ 69.12
------------------------------------------------------


72  More information

------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2007   Maturity Value
------------------------------------------------------
        2017             3.89%             $ 68.25
------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw any of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

      (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

      (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

      (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMOs maturity date.

      (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)   We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely-published Index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, guaranteed interest option and fixed maturity options as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

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

We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accepted the wire order and essential information, a contract generally was not issued until we received and accepted a properly completed application. In certain cases, we may have issued a contract based on information provided through certain broker-dealers with whom we have established electronic facilities. In any such case, you must have signed our Acknowledgement of Receipt form.

Where we required a signed application, the above procedures did not apply and no financial transactions were permitted until we received the signed application and issued the contract. Where we issued a contract based on information provided through electronic facilities, we required an Acknowledgement of Receipt form. Financial transactions were only permitted if you requested them in writing, signed the request and had it signature guaranteed, until we received the signed Acknowledgement of Receipt form. After a contract is issued, additional contributions are allowed by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts.


The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.


o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. Eastern Time on a business day, we will use the next business day.


o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS, AND TRANSFERS


o Contributions and credits allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.


o Contributions and credits allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

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

o Contributions and credits allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).


o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.


o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing center.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o  the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

VOTING RIGHTS OF OTHERS

Currently, we control the Trusts. Their shares are sold to our separate accounts and an affiliated qualified plan trust. In addition, shares of the Trusts are held by separate accounts of insurance companies both affiliated and unaffiliated with us. Shares held by these separate accounts will probably be voted according to the instructions of the owners of insurance policies and contracts issued by those insurance companies. While this will dilute the effect of the voting instructions of the contract owners, we currently do not foresee any disadvantages because of this. The Board of Trustees of each Trust intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a response to any of those events insufficiently protects our contract owners, we will see to it that appropriate action is taken.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available and you cannot assign Rollover IRA, Roth Conversion IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.

For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another

                                                            More information  75
similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.

DISTRIBUTION OF THE CONTRACTS


The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.75% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) Plus(SM) on a company and\or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and\or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and\or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement


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benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


                                                            More information  77

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2006 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.


78  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.40%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006


-------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                          ---------------------------------------------------------
                                                              2006        2005        2004        2003        2002
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  13.15    $  11.31    $  10.61          --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        3,554       2,256       1,088          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  10.90    $  10.39    $  10.29          --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,738       1,282         801          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  11.34    $  10.58    $  10.39          --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,715       2,129       1,570          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  49.25    $  45.28    $  43.82    $  40.88     $ 34.80
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        7,277       7,819       7,909       6,360       1,307
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  12.62    $  11.18    $  10.63          --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       14,805       9,443       5,246          --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  59.02    $  56.94    $  53.37    $  48.29     $ 35.61
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          312         369         391         352          65
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  11.47    $  11.21    $  11.18    $  10.91     $ 10.67
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                       17,031      18,544      20,725      21,868       7,979
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  12.05    $  11.63    $  11.03    $   9.97     $  7.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,980       5,547       5,832       5,004       1,289
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  32.16    $  29.67    $  29.19    $  27.25     $ 22.55
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,779       6,491       7,606       7,467       1,128
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  16.90    $  13.68    $  12.01    $  10.33     $  7.80
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        6,183       6,014       6,557       5,137       1,360
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  12.30    $  10.98    $  10.44    $   9.65     $  7.64
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        4,067       4,576       5,046       4,778       1,529
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $   9.61    $   9.74    $   9.19    $   8.74     $  6.78
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        8,795       9,386      10,463       9,505       2,593
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  14.32    $  12.17    $  11.53    $  10.22     $  7.90
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        8,778       9,367       9,747       8,731       2,676
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                              $  10.90    $  10.09    $   9.44    $   8.57     $  6.20
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,978      11,279      12,924      12,264       3,087
-------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)


-------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                            -------------------------------------------------------
                                                               2006        2005        2004        2003       2002
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.89    $  12.28    $  11.60    $  10.21   $   7.37
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,053       8,958      10,507       9,465      2,371
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.57    $   9.99    $   9.11    $   8.90   $   5.66
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,828       6,644       7,471       3,799      1,127
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $262.99    $ 240.95    $ 234.29    $ 208.22   $ 141.20
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           722         838         942         814        112
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 34.20    $  29.26    $  28.12    $  25.38   $  19.73
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,156       6,841       7,405       6,681      1,786
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.80    $  18.49    $  18.52    $  18.42   $  18.29
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,496       5,175       5,829       6,022      2,463
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.31    $  15.04    $  13.23    $  11.35   $   8.52
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,944       8,041       7,600       6,792      1,026
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.96    $   7.10    $   6.27    $   5.86   $   4.83
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         7,957       8,965       8,590       8,430      2,607
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 16.27    $  15.90    $  15.80    $  15.45   $  15.13
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         5,875       6,473       7,011       7,296      2,167
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.08    $  16.82    $  15.30    $  13.61   $   9.80
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         4,668       5,243       5,878       5,936      1,577
-------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.87    $  14.93    $  14.36    $  12.84   $  10.11
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        20,566      21,943      23,412      21,328      5,924
-------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.36    $  10.36          --          --         --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           157          63          --          --         --
-------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.75    $  10.75    $  10.14          --         --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         1,575       2,005         774          --         --
-------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.75    $   5.90    $   5.64          --         --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         3,452       3,461         780          --         --
-------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  9.01    $   8.68    $   8.10    $   7.93   $   6.28
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           885         933       1,019         964        208
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.05    $  12.32    $  11.89    $  11.43   $   9.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         2,154       2,074       2,253       2,284        762
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.47    $  12.30    $  10.65    $   9.51   $   7.27
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         8,727       9,574      10,189       8,648      1,957
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.02    $  11.78    $  11.27    $  10.30   $   7.95
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                         6,926       7,742       8,947       8,367      2,246
-------------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                            ----------------------------------------------------------
                                                                 2006        2005        2004        2003       2002
----------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.53    $  11.56    $  11.06    $  10.26    $  7.63
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          13,648      15,157      16,717      15,286      3,232
----------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.06    $  10.39          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             626         277          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.85          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             414          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  29.78    $  26.24    $  25.49    $  23.45    $ 18.61
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          10,152      11,790      13,022      12,430      3,667
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.94    $   9.75          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             604          48          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   8.89    $   8.51    $   8.30    $   7.87    $  5.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,818       3,403       4,201       3,589        625
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.82    $  11.66    $  11.11    $   9.71    $  6.86
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          13,979      16,419      17,707      16,254      3,145
----------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  17.47    $  15.75    $  14.35    $  12.35    $  9.40
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          11,353      12,611      12,978      12,257      4,007
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.43          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,197          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.82          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             120          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.62    $  10.50          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             738         348          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  27.24    $  23.25    $  22.60          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             640         626         173          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.24    $  11.49          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             436          65          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   6.34    $   6.36    $   6.01    $   5.44    $  4.38
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           6,556       7,526       7,699       7,279      2,586
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.27    $  13.90    $  13.79    $  13.44    $ 13.19
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          15,682      17,324      17,843      18,211      5,930
----------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.99    $  13.47    $  13.15    $  12.02    $  9.62
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,983       4,419       4,753       4,353      1,383
----------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.20    $  10.64          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,110         315          --          --         --
----------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-3

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
----------------------------------------------------------------------------------------------------------------------
                                                                 2006        2005        2004        2003       2002
                                                            ----------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.03    $  10.00          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,060         420          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.24    $  10.59          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,083         171          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.73    $  10.56          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             339         153          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.35    $  11.14          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,071         890          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.39    $  15.21    $  13.93    $  12.78    $  9.89
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          19,097      20,640      21,440      20,675      4,362
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  24.06    $  20.18    $  19.88    $  18.24    $ 14.10
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           7,155       7,988       9,113       8,213      2,399
----------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  22.79    $  18.39    $  16.83    $  14.03    $ 11.11
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           6,439       6,535       6,084       5,257      1,712
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  15.02    $  14.13    $  13.14    $  11.84    $  9.28
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           1,899       2,081       2,192       2,043        538
----------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.54    $   9.46    $   8.95    $   8.15    $  6.77
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           3,928       4,535       4,946       4,865      1,329
----------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  29.02    $  28.17    $  27.84    $  28.02    $ 28.26
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,668       2,307       2,473       4,639      4,457
----------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   4.89    $   4.59    $   4.42          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             389         525          46          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.71          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             565          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.09          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             205          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.93          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              84          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.10          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                              49          --          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.83    $   9.93          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                           2,107       1,434          --          --         --
----------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.22    $   9.98          --          --         --
----------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                             497         245          --          --         --
----------------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)


--------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                         -----------------------------------------------------------
                                                              2006        2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.58    $  17.10    $  16.57    $  14.35     $ 10.59
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        9,327      10,810      12,065      10,965       3,006
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  8.76    $   8.06    $   7.60          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        1,478       1,311          67          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 17.06    $  14.70    $  14.30    $  12.32     $  8.57
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        5,392       5,841       6,730       6,188       1,437
--------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.36    $  17.28    $  16.85          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          159         231          37          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.76          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          388          --          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  6.22    $   5.53    $   5.15          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          633         450          41          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.91    $  10.42          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          977         630          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 18.76    $  13.88    $  10.60    $   8.69     $  5.66
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        8,412       8,800       7,052       5,307       1,261
--------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 13.33    $  12.37          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          553         471          --          --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.27    $  11.90          --          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                          746          90          --          --          --
--------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 19.86    $  14.63    $  12.71          --          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                        2,852       2,274       2,062          --          --
--------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who purchased an Accumulator(R) Plus(SM) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Plus(SM) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Plus(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed;

o contributions after age 70-1/2 must be net of any required minimum distributions; and

o the guaranteed minimum income benefit under the Living Benefit may not be an appropriate feature for participants who are older than 60-1/2 when the contract is issued.

Finally, because the method of purchasing the QP contract, including the large initial contribution, and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2007 to a fixed maturity option with a maturity date of February 15, 2015 (eight years later) at a hypothetical rate to maturity of 7.00%(h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2011(a)



------------------------------------------------------------------------------------------------------
                                                                                 Hypothetical assumed
                                                                                 rate to maturity(j)
                                                                                  February 15, 2011
                                                                               -----------------------
                                                                                    5.00%        9.00%
------------------------------------------------------------------------------------------------------
 As of February 15, 2011 before withdrawal
------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                   $141,389     $121,737
------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                    $131,104     $131,104
------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                          $ 10,285     $ (9,367)
------------------------------------------------------------------------------------------------------
 On February 15, 2011 after $50,000 withdrawal
------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal: (3) x
    [$50,000/(1)]                                                               $  3,637     $ (3,847)
------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)     $ 46,363     $ 53,847
------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                       $ 91,389     $ 71,737
------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                            $ 84,741     $ 77,257
------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                           $111,099     $101,287
------------------------------------------------------------------------------------------------------



You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:



(a) Number of days from the withdrawal date to the maturity date = D = 1,461

(b) Market adjusted amount is based on the following calculation:

            Maturity value           ___      $ 171,882        ___
            _____________________      =    ________________   where j is either 5% or 9%
             (1+j)(D/365)                   (1+j)(1,461/365)

(c) Fixed maturity amount is based on the following calculation:

            Maturity value           ___      $ 171,882
            _____________________      =    ___________________
              (1+h)(D/365)                  (1+0.07)(1,461/365)

(d) Maturity value is based on the following calculation:

            Fixed maturity amount    ___    $84,741 or $77,257
            _____________________      =    ___________________

              (1+h)(D/365)                  (1+0.07)(1,461/365)


                               Appendix III: Market value adjustment example C-1

Appendix IV: Guaranteed enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 (plus the applicable 4% credit) is allocated to the variable investment options (with no allocation to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:



---------------------------------------------------------------------------------------------------
                                               6% Roll-Up to age 85      Annual ratchet to age 85
  End of Contract Year       Account Value    enhanced death benefit      enhanced death benefit
---------------------------------------------------------------------------------------------------
            1                109,200                  110,240(1)                  109,200(3)
---------------------------------------------------------------------------------------------------
            2                120,120                  116,854(2)                  120,120(3)
---------------------------------------------------------------------------------------------------
            3                134,534                  123,866(2)                  134,534(3)
---------------------------------------------------------------------------------------------------
            4                107,628                  131,298(1)                  134,534(4)
---------------------------------------------------------------------------------------------------
            5                118,390                  139,175(1)                  134,534(4)
---------------------------------------------------------------------------------------------------
            6                132,597                  147,526(1)                  134,534(4)
---------------------------------------------------------------------------------------------------
            7                132,597                  156,378(1)                  134,534(4)
---------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%. We
are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

6% ROLL-UP TO AGE 85

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current enhanced death benefit.

ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(4) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.

GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85


The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual ratchet to age 85 or the current account value.*

* At the end of contract years 1, and 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 2 and 3, the death benefit will be the current account value.


D-1 Appendix IV: Guaranteed enhanced death benefit example

Appendix V: Hypothetical illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "greater of 6% Roll-Up to Age 85 or the Annual Ratchet to Age 85" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) Plus(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.81)%, 3.19% for the Accumulator(R) Plus(SM) Contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the Guaranteed minimum death benefit, Protection Plus(SM) benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the Death Benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of contract values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                                      Appendix V: Hypothetical illustrations E-1

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit



                                                      Greater of 6%                          Lifetime Annual Guaranteed
                                                    Roll-Up to age 85                           Minimum Income Benefit
                                                      or the Annual                         ------------------------------
                                                    Ratchet to age 85  Total Death Benefit
                                                   Guaranteed Minimum    with Protection        Guaranteed    Hypothetical
                 Account Value       Cash Value       Death Benefit           Plus                Income        Income
      Contract ------------------ ---------------- ------------------  -------------------  ---------------- --------------
 Age    Year      0%        6%      0%       6%       0%        6%         0%        6%        0%       6%      0%      6%
----- -------- ------- --------- -------- ------- -------- ----------  --------- ---------  -------- ------- ------- -------
  60    1      104,000  104,000   96,000   96,000  100,000  100,000    100,000   100,000      N/A      N/A     N/A     N/A
  61    2       99,399  105,617   91,399   97,617  106,000  106,000    108,400   108,400      N/A      N/A     N/A     N/A
  62    3       94,863  107,200   87,863  100,200  112,360  112,360    117,304   117,304      N/A      N/A     N/A     N/A
  63    4       90,386  108,744   83,386  101,744  119,102  119,102    126,742   126,742      N/A      N/A     N/A     N/A
  64    5       85,961  110,242   79,961  104,242  126,248  126,248    136,747   136,747      N/A      N/A     N/A     N/A
  65    6       81,580  111,688   76,580  106,688  133,823  133,823    147,352   147,352      N/A      N/A     N/A     N/A
  66    7       77,237  113,074   73,237  109,074  141,852  141,852    158,593   158,593      N/A      N/A     N/A     N/A
  67    8       72,924  114,393   69,924  111,393  150,363  150,363    170,508   170,508      N/A      N/A     N/A     N/A
  68    9       68,635  115,637   68,635  115,637  159,385  159,385    183,139   183,139      N/A      N/A     N/A     N/A
  69   10       64,361  116,796   64,361  116,796  168,948  168,948    196,527   196,527      N/A      N/A     N/A     N/A
  74   15       42,920  120,968   42,920  120,968  226,090  226,090    383,584   383,584    14,266   14,266  14,266  14,266
  79   20       20,516  121,261   20,516  121,261  302,560  302,560          0   493,179    20,393   20,393  20,393  20,393
  84   25            0  115,575        0  115,575        0  404,893          0   517,472    34,821   34,821  34,821  34,821
  89   30            0  116,129        0  116,129        0  429,187          0   517,472      N/A      N/A     N/A     N/A
  94   35            0  119,886        0  119,886        0  429,187          0   517,472      N/A      N/A     N/A     N/A
  95   36            0  120,702        0  120,702        0  429,187          0   517,472      N/A      N/A     N/A     N/A



The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


E-2 Appendix V: Hypothetical illustrations

Appendix VI: Contract variations

--------------------------------------------------------------------------------

The contract described in this Prospectus is no longer sold. You should note that your contract features and charges may vary from what is described in this Prospectus depending on the date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time you purchased your contract.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.


--------------------------------------------------------------------------------------------------------------------------------
 Approximate Time Period      Feature/Benefit              Variation
--------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2003       Guaranteed interest option   No limitations regarding allocations or transfers into the guaranteed interest account.
--------------------------------------------------------------------------------------------------------------------------------
April 2002 - February 2003   Fee table                    Guaranteed minimum death benefit charge:
                                                            Annual Ratchet to age 85:                                      0.20%
                                                            6% Roll-Up to age 85:                                          0.35%
                                                            The Greater of the 6% Roll-Up to age 85 or the
                                                            Annual Ratchet to age 85:                                      0.45%
                                                          Guaranteed minimum income benefit:                               0.45%
--------------------------------------------------------------------------------------------------------------------------------


                                            Appendix VI: Contract variations F-1

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page


Who is AXA Equitable?                                                       2
Unit Values                                                                 2

Custodian and Independent Registered Public Accounting Firm                 2

Distribution of the Contracts                                               2
Financial Statements                                                        3


How to obtain an Accumulator(R) Plus(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
     Accumulator(R) Plus(SM)
     P.O. Box 1547
     Secaucus, NJ 07096-1547
--------------------------------------------------------------------------------

Please send me an Accumulator(R) Plus(SM) SAI for Separate Account No. 49 dated May 1, 2007.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City           State    Zip


                            Plus '02, ML, '04, '06, Jumpstart '07 and '07 Series
                                                                          X01480

Accumulator(R) Plus(SM)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2007


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) PLUS(SM)?

Accumulator(R) Plus(SM) is a deferred annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.


--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/JPMorgan Core Bond
o AXA Conservative Allocation(1)        o EQ/JPMorgan Value Opportunities
o AXA Conservative-Plus Allocation(1)   o EQ/Legg Mason Value Equity
o AXA Moderate Allocation(1)            o EQ/Long Term Bond
o AXA Moderate-Plus Allocation(1)       o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Common Stock     o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Growth and       o EQ/Lord Abbett Mid Cap Value
  Income++                              o EQ/Marsico Focus
o EQ/AllianceBernstein Intermediate     o EQ/MFS Emerging Growth Companies+
  Government Securities                 o EQ/MFS Investors Trust+
o EQ/AllianceBernstein International    o EQ/Money Market
o EQ/AllianceBernstein Large Cap        o EQ/Montag & Caldwell Growth
  Growth                                o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond     o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap        o EQ/Oppenheimer Main Street
  Growth                                  Opportunity
o EQ/AllianceBernstein Value            o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II                Cap
o EQ/AXA Rosenberg Value Long/Short     o EQ/PIMCO Real Return
  Equity                                o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity*      o EQ/Small Cap Value+
o EQ/BlackRock International Value*     o EQ/Small Company Growth+
o EQ/Boston Advisors Equity Income      o EQ/Small Company Index
o EQ/Calvert Socially Responsible       o EQ/TCW Equity++
o EQ/Capital Guardian Growth            o EQ/Templeton Growth
o EQ/Capital Guardian International+    o EQ/UBS Growth and Income
o EQ/Capital Guardian Research          o EQ/Van Kampen Comstock
o EQ/Capital Guardian U.S. Equity++     o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond       Equity
o EQ/Davis New York Venture             o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                   o EQ/Wells Fargo Montgomery Small
o EQ/Evergreen International Bond         Cap++
o EQ/Evergreen Omega                    o Multimanager Aggressive Equity*
o EQ/FI Mid Cap                         o Multimanager Core Bond*
o EQ/FI Mid Cap Value+                  o Multimanager Health Care*
o EQ/Franklin Income                    o Multimanager High Yield*
o EQ/Franklin Small Cap Value           o Multimanager International Equity*
o EQ/Franklin Templeton Founding        o Multimanager Large Cap Core Equity*
  Strategy**                            o Multimanager Large Cap Growth*
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Large Cap Value*
o EQ/GAMCO Small Company Value          o Multimanager Mid Cap Growth*
o EQ/International Growth               o Multimanager Mid Cap Value*
o EQ/Janus Large Cap Growth++           o Multimanager Technology*
                                        o U.S. Real Estate -- Class II++



(1)  The "AXA Allocation" portfolios.

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the investment option's former name. ** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this investment option.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the AXA Premier VIP Trust, the EQ Advisors Trust, or The Universal Institutional Funds, Inc. (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.


You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this Prospectus.

TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).

A contribution of at least $10,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Expenses for this contract may be higher than for a comparable contract without a credit. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.


A registration statement relating to this offering has been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2007, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, NJ 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

Although this Prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and be receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time (and, as noted above, may vary depending on your state) and you may not change your contract or its features as issued. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix IX for contract variations later in this Prospectus.


                                                      X01487/Plus '02/'04 Series

Contents of this Prospectus
--------------------------------------------------------------------



--------------------------------------------------------------------------------
(Not all of the features listed are available under all contracts or in all states.)
--------------------------------------------------------------------------------

ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) Plus(SM) at a glance -- key features                          9

--------------------------------------------------------------------------------
FEE TABLE                                                                   12
--------------------------------------------------------------------------------
Example                                                                     16
Condensed financial information                                             19

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            23
How you can make your contributions                                         23
What are your investment options under the contract?                        23
Portfolios of the Trusts                                                    24
Allocating your contributions                                               30
Credits                                                                     33
Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                            34
Annuity purchase factors                                                    35

Guaranteed minimum income benefit option*                                   35

Guaranteed minimum death benefit                                            38
Principal Protector(SM)                                                     39
Your right to cancel within a certain number of days                        42

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        43
--------------------------------------------------------------------------------
Your account value and cash value                                           43
Your contract's value in the variable investment options                    43
Your contract's value in the guaranteed interest option                     43
Your contract's value in the fixed maturity options                         43

Insufficient account value                                                  43


----------------------

*Depending on when you purchased your contract, this benefit may be called the "Living Benefit." Accordingly, if applicable, all references to the Guaranteed minimum income benefit in this Prospectus and any related registration statement documents are references to the Living Benefit.

"We," "our," and "us" refer to AXA Equitable.


When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG THE INVESTMENT OPTIONS                     45
--------------------------------------------------------------------------------
Transferring your account value                                             45
Disruptive transfer activity                                                45

Rebalancing your account value                                              46


--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     48
--------------------------------------------------------------------------------
Withdrawing your account value                                              48
How withdrawals are taken from your account value                           49
How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income
   benefit, Guaranteed minimum death benefit and
   Guaranteed principal benefit option 2                                    49
How withdrawals affect Principal Protector(SM)                              50
Withdrawals treated as surrenders                                           50
Loans under Rollover TSA contracts                                          50
Surrendering your contract to receive its cash value                        51
When to expect payments                                                     51
Your annuity payout options                                                 52

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     55
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          55
Charges that the Trusts deduct                                              59
Group or sponsored arrangements                                             59
Other distribution arrangements                                             59

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 60
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     60
How death benefit payment is made                                           61
Beneficiary continuation option                                             62

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          66
--------------------------------------------------------------------------------
Overview                                                                    66
Buying a contract to fund a retirement arrangement                          66
Transfers among variable investment options                                 66
Taxation of nonqualified annuities                                          66
Individual retirement arrangements (IRAs)                                   68
Tax-Sheltered Annuity contracts (TSAs)                                      77
Federal and state income tax withholding and information
     reporting                                                              81
Special rules for contracts funding qualified plans                         82

Impact of taxes to AXA Equitable                                            82


--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         83
--------------------------------------------------------------------------------
About Separate Account No. 49                                               83
About the Trusts                                                            83
About our fixed maturity options                                            83
About the general account                                                   84
About other methods of payment                                              85
Dates and prices at which contract events occur                             85
About your voting rights                                                    86
About legal proceedings                                                     86
Financial statements                                                        86
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          86

About Custodial IRAs                                                        87
Distribution of the contracts                                               87


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          89
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I    -- Condensed financial information                                     A-1
II   -- Purchase considerations for QP contracts                            B-1
III  -- Market value adjustment example                                     C-1
IV   -- Enhanced death benefit example                                      D-1
V    -- Hypothetical illustrations                                          E-1
VI   -- Guaranteed principal benefit example                                F-1
VII  -- Protection Plus(SM) example                                         G-1
VIII -- State contract availability and/or variations
        of certain features and benefits                                    H-1
IX   -- Contract variations                                                 I-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                Page
   6% Roll-Up to age 85 enhanced death benefit                    34
   account value                                                  43
   administrative charge                                          55
   annual administrative charge                                   55
   Annual Ratchet to age 85 enhanced death benefit                34
   annuitant                                                      20
   annuitization                                                  52
   annuity maturity date                                          53
   annuity payout options                                         52
   annuity purchase factors                                       35
   automatic investment program                                   85
   beneficiary                                                    60
   Beneficiary continuation option ("BCO")                        62
   benefit base                                                   34
   business day                                                   85
   cash value                                                     43
   charges for state premium and other applicable taxes           59
   contract date                                                  23
   contract date anniversary                                      23
   contract year                                                  23
   Contributions to Roth IRAs                                     74
      regular contributions                                       74
      rollovers and transfers                                     75
      conversion contributions                                    75
   contributions to traditional IRAs                              69
      regular contributions                                       69
      rollovers and transfers                                     70
   credit                                                         33
   disability, terminal illness or confinement to nursing home    56
   disruptive transfer activity                                   45
   distribution charge                                            55
   EQAccess                                                        7
   ERISA                                                          50
   Fixed-dollar option                                            32
   fixed maturity options                                         29
   free look                                                      42
   free withdrawal amount                                         56
   general account                                                84
   General dollar cost averaging                                  32
   guaranteed interest option                                     29
   Guaranteed minimum death benefit                               38
   Guaranteed minimum death benefit charge                        57
   Guaranteed minimum death benefit/guaranteed
      minimum income benefit roll-up benefit base
      reset option                                                35
   Guaranteed minimum income benefit                              35
   Guaranteed minimum income benefit "no lapse guarantee"         36
   Guaranteed minimum income benefit charge                       58

                                                                Page
   Guaranteed principal benefits                                  30
   IRA                                                         cover
   IRS                                                            66
   Investment simplifier                                          32
   lifetime required minimum distribution withdrawals             49
   loan reserve account                                           51
   loans under Rollover TSA                                       50
   market adjusted amount                                         29
   market value adjustment                                        29
   market timing                                                  45
   maturity dates                                                 29
   maturity value                                                 29
   Mortality and expense risks charge                             55
   NQ                                                          cover
   Optional step up charge                                        58
   partial withdrawals                                            48
   portfolio                                                   cover
   Principal assurance                                            30
   processing office                                               7
   Principal Protector(SM)                                        39
   Principal Protector(SM) charge                                 58
   Protection Plus(SM)                                            58
   Protection Plus(SM) charge                                     58
   QP                                                          cover
   rate to maturity                                               29
   Rebalancing                                                    46
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   Roth Conversion IRA                                         cover
   Roth IRA                                                    cover
   SAI                                                         cover
   SEC                                                         cover
   self-directed allocation                                       30
   Separate Account No. 49                                        83
   Spousal protection                                             62
   Standard death benefit                                         34
   substantially equal withdrawals                                48
   Successor owner and annuitant                                  61
   systematic withdrawals                                         48
   TOPS                                                            7
   TSA                                                         cover
   traditional IRA                                             cover
   Trusts                                                         83
   unit                                                           43
   variable investment options                                    23
   wire transmittals and electronic applications                  85
   withdrawal charge                                              56


4  Index of key words and phrases

To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Also, depending on when you purchased your contract, some of these may not apply to you or may be named differently under your contract. Your financial professional can provide further explanation about your contract or supplemental materials.



--------------------------------------------------------------------------------------------
 Prospectus                           Contract or Supplemental Materials
--------------------------------------------------------------------------------------------
  fixed maturity options             Guarantee Periods (Guaranteed Fixed Interest Accounts
                                     in supplemental materials)
  variable investment options        Investment Funds
  account value                      Annuity Account Value
  rate to maturity                   Guaranteed Rates
  unit                               Accumulation Unit
  Guaranteed minimum death benefit   Guaranteed death benefit
  Guarantee minimum income benefit   Guaranteed Income Benefit or Living Benefit
  guaranteed interest option         Guaranteed Interest Account
  Principal Protector(SM)            Guaranteed withdrawal benefit
  GWB benefit base                   Principal Protector(SM) benefit base
  GWB Annual withdrawal amount       Principal Protector(SM) Annual withdrawal amount
  GWB Annual withdrawal option       Principal Protector(SM) Annual withdrawal option
  GWB Excess withdrawal              Principal Protector(SM) Excess withdrawal
--------------------------------------------------------------------------------------------


                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6  Who is AXA Equitable?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.



--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------


Accumulator(R) Plus(SM)
P.O. Box 13014
Newark, NJ 07188-0014



--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDITIONAL CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


Accumulator(R) Plus(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS
DELIVERY:
--------------------------------------------------------------------------------


Accumulator(R) Plus(SM)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o   written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o   your current account value;

o   your current allocation percentages;

o   the number of units you have in the variable investment options;

o   rates to maturity for the fixed maturity options;

o   the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o   elect to receive certain contract statements electronically;

o   change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o   access Frequently Asked Questions and Service Forms (not available through
    TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of any transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

                                                        Who is AXA Equitable?  7

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7)  requests for withdrawals or surrenders from Rollover TSA contracts;

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13) exercise of the Guaranteed minimum income benefit;

(14) requests to reset your Roll-Up benefit base (for certain contracts with both the Guaranteed minimum income benefit and the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit);


(15) requests to step up your Guaranteed withdrawal benefit ("GWB") benefit base, if applicable, under the Optional step up provision;

(16) requests to terminate or reinstate your GWB, if applicable, under the Beneficiary continuation option, if applicable;

(17) death claims;

(18) change in ownership (NQ only), if available under your contract; and

(19) enrollment in our "automatic required minimum distribution (RMD) service."



WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between variable investment options;

(4)  contract surrender and withdrawal requests; and

(5) general dollar cost averaging (including the fixed dollar and interest sweep options)

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) dollar cost averaging (including the fixed dollar amount and interest sweep options);

(3)  rebalancing;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


8  Who is AXA Equitable?

Accumulator(R) Plus(SM) at a glance -- key features


--------------------------------------------------------------------------------


--------------------------------------

(Not all of the features listed are available under all contracts or in all states.)
--------------------------------------------------------------------------------



Professional investment      Accumulator(R) Plus(SM) variable investment options invest in different portfolios managed by
management                   professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options       o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                               (subject to availability).
                             o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                             o Special 10 year fixed maturity option (available under Guaranteed principal benefit option 2 only).
                             -------------------------------------------------------------------------------------------------------
                             If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest          o Principal and interest guarantees.
option                       o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations           o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                             o No tax on transfers among variable investment options inside the contract.
                             -------------------------------------------------------------------------------------------------------
                             If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                             Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal
                             Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions
                             ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum           The Guaranteed minimum income benefit provides income protection for you during the annuitant's
income benefit (or "Living   life once you elect to annuitize the contract.
Benefit")
------------------------------------------------------------------------------------------------------------------------------------
Principal Protector(SM)      Principal Protector(SM) is our optional Guaranteed withdrawal benefit ("GWB"), which provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed a specified amount. This feature may not be available under your contract.
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts         o Initial minimum:      $10,000
                             o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                     $100 monthly and $300 quarterly under our automatic investment program
                                                     (NQ contracts)
                                                     $50 (IRA contracts)
                             -------------------------------------------------------------------------------------------------------
                             Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million. See
                             "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Credit                       We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances. Please see Appendix IX later in this Prospectus for more information about contract variations relating to credit and credit recovery.
------------------------------------------------------------------------------------------------------------------------------------


                           Accumulator(R) Plus(SM) at a glance -- key features 9

------------------------------------------------------------------------------------------------------------------------------------
Access to your money           o Partial withdrawals
                               o Several withdrawal options on a periodic basis
                               o Loans under Rollover TSA contracts
                               o Contract surrender

                               You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a tax penalty. Certain withdrawals will diminish the value of optional benefits.
------------------------------------------------------------------------------------------------------------------------------------
Payout options                 o Fixed annuity payout options
                               o Variable Immediate Annuity payout options (described in a separate prospectus for that option)
                               o Income Manager(SM) payout options (described in a separate prospectus for that option)
------------------------------------------------------------------------------------------------------------------------------------
Additional features*           o Guaranteed minimum death benefit options
                               o Guaranteed principal benefit options (including Principal assurance)
                               o Dollar cost averaging
                               o Automatic investment program
                               o Account value rebalancing (quarterly, semiannually, and annually)
                               o Free transfers
                               o Waiver of withdrawal charge for disability, terminal illness, confinement to a nursing home and certain other withdrawals
                               o Protection Plus(SM), an optional death benefit available under certain contracts (subject to state availability)
                               o Spousal protection (not available under certain contracts)
                               o Successor owner/annuitant
                               o Beneficiary continuation option
                               o Guaranteed minimum income benefit no lapse guarantee (available under contracts with applications that were signed and submitted on or after January 1, 2005 subject to state availability)
                               o Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset
                                 (available under contracts with applications that were signed and submitted on or after October 1,
                                 2005 subject to state availability)

*    Not all features are available under all contracts. Please see Appendix IX later in this Prospectus for more information.

------------------------------------------------------------------------------------------------------------------------------------
Fees and charges+              o Daily charges on amounts invested in the variable investment options for mortality and expense risks, administrative, and distribution charges at an annual rate of 1.50%.

                               o The charges for the Guaranteed minimum death benefits range from 0.0% to 0.60%, annually, of the applicable benefit base. The benefit base is described under "Guaranteed minimum death benefit and
                                 Guaranteed minimum income benefit base" in "Contract features and benefits" later in this
                                 Prospectus.

                               o An annual charge of 0.35% of your account value for the Protection Plus(SM) optional death benefit.

                               o An annual charge of 0.35% of your account value for the 5% GWB Annual withdrawal option (if available) or 0.50% of your account value for the 7% GWB Annual withdrawal option (if available)
                                 for the Principal Protector(SM) benefit. If you "step up" your GWB benefit base, we reserve the right to raise the charge up to 0.60% and 0.80%, respectively. See "Principal Protector(SM)" in
                                 "Contract features and benefits" later in this Prospectus.

                               o An annual charge of 0.65% of the applicable benefit base charge for the optional Guaranteed minimum income benefit, until you exercise the benefit, elect another annuity payout or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The benefit base is described under "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" in
                                 "Contract features and benefits" later in this Prospectus.

                               o An annual charge for the optional Guaranteed principal benefit option 2 (if available) deducted on the first 10 contract date anniversaries equal to 0.50% of account value.


10 Accumulator(R) Plus(SM) at a glance -- key features

------------------------------------------------------------------------------------------------------------------------------------
Fees and charges                 o If your account value at the end of the contract year is less than $50,000, we deduct an annual
(continued)                        administrative charge equal to $30, or during the first two contract years, 2% of your account value, if less. If your account value on the contract date anniversary, is $50,000 or more, we will not deduct the charge.

                                 o No sales charge deducted at the time you make the time you make contributions.

                                 o During the first eight contract years following a  contribution, a charge will be deducted from amounts that you withdraw that exceed 10% of your account value. We use the account value at the beginning of each contract year to calculate the 10% amount available. The charge is 8% in each of the first two contract years following a contribution; the charge is 7% in the third and fourth contract years following a contribution; thereafter, it declines by 1% each year in the fifth to eighth contract year following a contribution. There is no withdrawal charge in the ninth and later contract years following a contribution. Certain other exemptions may apply. Certain contracts may provide for a higher free withdrawal amount. See Appendix IX later in this Prospectus for the free withdrawal amount that applies to your contract.

                                 ---------------------------------------------------------------------------------------------------
                                 The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is April 30.
                                 ---------------------------------------------------------------------------------

                                 o We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. This charge is generally deducted from the amount applied to an annuity payout option.

                                 o We currently deduct a $350 annuity administrative fee from amounts applied to purchase the variable immediate annuitization payout option. This option is described in a separate prospectus that is available from your financial professional.

                                 o Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. Please see "Fee Table" later in this Prospectus for details.

+ The fees and charges shown in this section are the maximum charges a contract owner will pay. Please see your contract for the fees and charges that apply to you. Also, some of the optional benefits may not be available under your contract.

------------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages              NQ: 0-80
                                  Rollover IRA, Roth Conversion
                                  IRA and Rollover TSA: 20-80
                                  QP: 20-70
------------------------------------------------------------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VIII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


                          Accumulator(R) Plus(SM) at a glance -- key features 11

Fee table

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus. The fees and charges shown in this section are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX later in this Prospectus for the fees and charges that apply under your contract.

If you are a prospective contract owner, all features listed below may not be currently available. Similarly, if you are a current contract owner, all features listed below may not have been available at the time you purchased your contract. See Appendix IX later in this Prospectus for more information.

The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain  transactions
------------------------------------------------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract, make certain
withdrawals, or apply your cash value to certain payout options).(1)        8.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                      $ 350
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underly-
ing trust portfolio fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
------------------------------------------------------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                               $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                  $   0
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and expense risks                                                 0.90%(4)
Administrative                                                              0.35%
Distribution                                                                0.25%
                                                                            -----
Total Separate account annual expenses                                      1.50%
------------------------------------------------------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect any of the following optional benefits
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)

   Standard death benefit                                                   0.00%

   Annual Ratchet to age 85                                                 0.30% of the Annual Ratchet to age 85 benefit base
                                                                            (maximum); 0.25% (current)

   6% Roll-Up to age 85                                                     0.45% of the 6% Roll-Up to age 85 benefit base

   Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85              0.50% of the greater of 5% Roll-Up to age 85 benefit
                                                                            base of the Annual Ratchet to age 85 benefit base, as
                                                                            applicable.

   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85              0.60% of the greater of 6% Roll-Up to age 85 benefit
                                                                            base or the Annual Ratchet to age 85 benefit base, as
                                                                            applicable
------------------------------------------------------------------------------------------------------------------------------------


12 Fee table

------------------------------------------------------------------------------------------------------------------------------------
Guaranteed principal benefit charge for option 2 (calculated as a percentage of the account value. Deducted annually(2) on the first 10
contract date anniversaries.)                                                         0.50%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum income benefit (or "Living Benefit")
charge (calculated as a percentage of the applicable benefit base.
Deducted annually(2) on each contract date anniversary for which the
benefit is in effect.)                                                                0.65%
------------------------------------------------------------------------------------------------------------------------------------
Protection Plus(SM) benefit charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date anniver-
sary for which the benefit is in effect.)                                             0.35%
------------------------------------------------------------------------------------------------------------------------------------
Principal Protector(SM) benefit charge(2) (calculated as a percentage                 0.35% for the 5% GWB Annual withdrawal option
of the account value. Deducted annually on each contract date anniver-
sary, provided your GWB benefit base is greater than zero.)                           0.50% for the 7% GWB Annual withdrawal option

If you "step up" your GWB benefit base, we reserve the right to                       0.60% for the 5% GWB Annual withdrawal option
increase your charge up to:
                                                                                      0.80% for the 7% GWB Annual withdrawal option

Please see "Principal Protector(SM)" in "Contract features and benefits" for more information about this feature, including its benefit base and the Optional step up provision, and "Principal Protector(SM) charge" in "Charges and expenses," both later in this Prospectus, for more information about when the charge applies.

------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge -- Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                                    2.00%(5)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(6)                                                                 0.63%      3.15%



This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.



--------------------------------------------------------------------------------
                                     Manage-
                                      ment      12b-1     Other
 Portfolio Name                      Fees(7)   Fees(8)  Expenses(9)
--------------------------------------------------------------------------------
 AXA Premier VIP Trust:
--------------------------------------------------------------------------------
AXA Aggressive Allocation             0.10%      0.25%     0.18%
AXA Conservative Allocation           0.10%      0.25%     0.22%
AXA Conservative-Plus Allocation      0.10%      0.25%     0.18%
AXA Moderate Allocation               0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation          0.10%      0.25%     0.17%
Multimanager Aggressive Equity *      0.61%      0.25%     0.19%
Multimanager Core Bond*               0.59%      0.25%     0.18%
Multimanager Health Care*             1.20%      0.25%     0.23%
Multimanager High Yield*              0.58%      0.25%     0.18%
Multimanager International Equity*    1.02%      0.25%     0.26%
Multimanager Large Cap Core Equity*   0.90%      0.25%     0.20%
Multimanager Large Cap Growth*        0.90%      0.25%     0.22%
Multimanager Large Cap Value*         0.88%      0.25%     0.22%
Multimanager Mid Cap Growth*          1.10%      0.25%     0.20%
Multimanager Mid Cap Value*           1.10%      0.25%     0.21%

-----------------------------------------------------------------------------------------------------
                                    Acquired                                         Net Total
                                      Fund          Total Annual     Fee Waivers       Annual
                                    Fees and          Expenses         and/or         Expenses
                                    Expenses          (Before          Expense         (After
                                  (Underlying         Expense        Reimburse-       Expense
 Portfolio Name                  Portfolios)(10)    Limitations)      ments(11)     Limitations)
-----------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
-----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation             0.91%             1.44%           (0.18)%        1.26%
AXA Conservative Allocation           0.67%             1.24%           (0.22)%        1.02%
AXA Conservative-Plus Allocation      0.72%             1.25%           (0.18)%        1.07%
AXA Moderate Allocation               0.78%             1.30%           (0.17)%        1.13%
AXA Moderate-Plus Allocation          0.85%             1.37%           (0.17)%        1.20%
Multimanager Aggressive Equity *        --              1.05%              --          1.05%
Multimanager Core Bond*                 --              1.02%           (0.07)%        0.95%
Multimanager Health Care*               --              1.68%            0.00%         1.68%
Multimanager High Yield*                --              1.01%              --          1.01%
Multimanager International Equity*      --              1.53%            0.00%         1.53%
Multimanager Large Cap Core Equity*     --              1.35%            0.00%         1.35%
Multimanager Large Cap Growth*          --              1.37%           (0.02)%        1.35%
Multimanager Large Cap Value*           --              1.35%            0.00%         1.35%
Multimanager Mid Cap Growth*          0.01%             1.56%            0.00%         1.56%
Multimanager Mid Cap Value*           0.03%             1.59%            0.00%         1.59%


                                                                    Fee table 13

---------------------------------------------------------------------------------------------
                                                         Manage-
                                                          ment       12b-1      Other
 Portfolio Name                                          Fees(7)    Fees(8)  Expenses(9)
---------------------------------------------------------------------------------------------
Multimanager Technology *                                 1.20%      0.25%     0.23%
---------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%      0.25%     0.13%
EQ/AllianceBernstein Growth and Income++                  0.56%      0.25%     0.12%
EQ/AllianceBernstein Intermediate Government Securities   0.50%      0.25%     0.14%
EQ/AllianceBernstein International                        0.71%      0.25%     0.20%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.11%
EQ/AllianceBernstein Quality Bond                         0.50%      0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%      0.25%     0.13%
EQ/AllianceBernstein Value                                0.60%      0.25%     0.13%
EQ/Ariel Appreciation II                                  0.75%      0.25%     0.51%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%     1.44%
EQ/BlackRock Basic Value Equity*                          0.55%      0.25%     0.14%
EQ/BlackRock International Value*                         0.82%      0.25%     0.21%
EQ/Boston Advisors Equity Income                          0.75%      0.25%     0.15%
EQ/Calvert Socially Responsible                           0.65%      0.25%     0.25%
EQ/Capital Guardian Growth                                0.65%      0.25%     0.16%
EQ/Capital Guardian International+                        0.83%      0.25%     0.21%
EQ/Capital Guardian Research                              0.65%      0.25%     0.13%
EQ/Capital Guardian U.S. Equity++                         0.64%      0.25%     0.14%
EQ/Caywood-Scholl High Yield Bond                         0.60%      0.25%     0.18%
EQ/Davis New York Venture                                 0.85%      0.25%     0.74%
EQ/Equity 500 Index                                       0.25%      0.25%     0.13%
EQ/Evergreen International Bond                           0.70%      0.25%     0.23%
EQ/Evergreen Omega                                        0.65%      0.25%     0.21%
EQ/FI Mid Cap                                             0.68%      0.25%     0.15%
EQ/FI Mid Cap Value+                                      0.73%      0.25%     0.13%
EQ/Franklin Income                                        0.90%      0.25%     0.38%
EQ/Franklin Small Cap Value                               0.90%      0.25%     2.00%
EQ/Franklin Templeton Founding Strategy**                 0.05%      0.25%     0.21%
EQ/GAMCO Mergers and Acquisitions                         0.90%      0.25%     0.33%
EQ/GAMCO Small Company Value                              0.78%      0.25%     0.14%
EQ/International Growth                                   0.85%      0.25%     0.35%
EQ/Janus Large Cap Growth++                               0.90%      0.25%     0.15%
EQ/JPMorgan Core Bond                                     0.44%      0.25%     0.15%
EQ/JPMorgan Value Opportunities                           0.60%      0.25%     0.16%
EQ/Legg Mason Value Equity                                0.65%      0.25%     0.22%
EQ/Long Term Bond                                         0.43%      0.25%     0.15%
EQ/Lord Abbett Growth and Income                          0.65%      0.25%     0.26%
EQ/Lord Abbett Large Cap Core                             0.65%      0.25%     0.41%
EQ/Lord Abbett Mid Cap Value                              0.70%      0.25%     0.18%
EQ/Marsico Focus                                          0.85%      0.25%     0.13%
EQ/MFS Emerging Growth Companies+                         0.65%      0.25%     0.15%
EQ/MFS Investors Trust+                                   0.60%      0.25%     0.16%
EQ/Money Market                                           0.33%      0.25%     0.14%
EQ/Montag & Caldwell Growth                               0.75%      0.25%     0.16%
EQ/Mutual Shares                                          0.90%      0.25%     0.50%
EQ/Oppenheimer Global                                     0.95%      0.25%     1.30%
EQ/Oppenheimer Main Street Opportunity                    0.85%      0.25%     1.58%
EQ/Oppenheimer Main Street Small Cap                      0.90%      0.25%     1.48%
EQ/PIMCO Real Return                                      0.55%      0.25%     0.18%
EQ/Short Duration Bond                                    0.43%      0.25%     0.14%
EQ/Small Cap Value+                                       0.73%      0.25%     0.15%
EQ/Small Company Growth+                                  1.00%      0.25%     0.17%
EQ/Small Company Index                                    0.25%      0.25%     0.16%
EQ/TCW Equity++                                           0.80%      0.25%     0.16%
EQ/Templeton Growth                                       0.95%      0.25%     0.64%
EQ/UBS Growth and Income                                  0.75%      0.25%     0.17%
EQ/Van Kampen Comstock                                    0.65%      0.25%     0.19%
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                          Acquired                                       Net Total
                                                            Fund         Total Annual     Fee Waivers     Annual
                                                          Fees and         Expenses         and/or       Expenses
                                                          Expenses         (Before          Expense       (After
                                                        (Underlying        Expense        Reimburse-      Expense
 Portfolio Name                                       Portfolios)(10)    Limitations)      ments(11)    Limitations)
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Technology *                                   --              1.68%             0.00%        1.68%
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --              0.85%               --         0.85%
EQ/AllianceBernstein Growth and Income++                    --              0.93%               --         0.93%
EQ/AllianceBernstein Intermediate Government Securities     --              0.89%               --         0.89%
EQ/AllianceBernstein International                          --              1.16%            (0.06)%       1.10%
EQ/AllianceBernstein Large Cap Growth                       --              1.26%            (0.21)%       1.05%
EQ/AllianceBernstein Quality Bond                           --              0.89%               --         0.89%
EQ/AllianceBernstein Small Cap Growth                       --              1.12%               --         1.12%
EQ/AllianceBernstein Value                                  --              0.98%            (0.03)%       0.95%
EQ/Ariel Appreciation II                                    --              1.51%            (0.36)%       1.15%
EQ/AXA Rosenberg Value Long/Short Equity                    --              3.09%            (1.10)%       1.99%
EQ/BlackRock Basic Value Equity*                            --              0.94%             0.00%        0.94%
EQ/BlackRock International Value*                           --              1.28%            (0.03)%       1.25%
EQ/Boston Advisors Equity Income                            --              1.15%            (0.10)%       1.05%
EQ/Calvert Socially Responsible                             --              1.15%            (0.10)%       1.05%
EQ/Capital Guardian Growth                                  --              1.06%            (0.11)%       0.95%
EQ/Capital Guardian International+                          --              1.29%            (0.09)%       1.20%
EQ/Capital Guardian Research                                --              1.03%            (0.08)%       0.95%
EQ/Capital Guardian U.S. Equity++                           --              1.03%            (0.08)%       0.95%
EQ/Caywood-Scholl High Yield Bond                           --              1.03%            (0.03)%       1.00%
EQ/Davis New York Venture                                   --              1.84%            (0.54)%       1.30%
EQ/Equity 500 Index                                         --              0.63%               --         0.63%
EQ/Evergreen International Bond                             --              1.18%            (0.03)%       1.15%
EQ/Evergreen Omega                                          --              1.11%             0.00%        1.11%
EQ/FI Mid Cap                                               --              1.08%            (0.08)%       1.00%
EQ/FI Mid Cap Value+                                        --              1.11%            (0.01)%       1.10%
EQ/Franklin Income                                          --              1.53%            (0.23)%       1.30%
EQ/Franklin Small Cap Value                                 --              3.15%            (1.85)%       1.30%
EQ/Franklin Templeton Founding Strategy**                 1.07%             1.58%            (0.11)%       1.47%
EQ/GAMCO Mergers and Acquisitions                           --              1.48%            (0.03)%       1.45%
EQ/GAMCO Small Company Value                                --              1.17%             0.00%        1.17%
EQ/International Growth                                     --              1.45%             0.00%        1.45%
EQ/Janus Large Cap Growth++                                 --              1.30%            (0.15)%       1.15%
EQ/JPMorgan Core Bond                                       --              0.84%             0.00%        0.84%
EQ/JPMorgan Value Opportunities                             --              1.01%            (0.06)%       0.95%
EQ/Legg Mason Value Equity                                  --              1.12%            (0.12)%       1.00%
EQ/Long Term Bond                                           --              0.83%             0.00%        0.83%
EQ/Lord Abbett Growth and Income                            --              1.16%            (0.16)%       1.00%
EQ/Lord Abbett Large Cap Core                               --              1.31%            (0.31)%       1.00%
EQ/Lord Abbett Mid Cap Value                                --              1.13%            (0.08)%       1.05%
EQ/Marsico Focus                                            --              1.23%            (0.08)%       1.15%
EQ/MFS Emerging Growth Companies+                           --              1.05%               --         1.05%
EQ/MFS Investors Trust+                                     --              1.01%            (0.06)%       0.95%
EQ/Money Market                                             --              0.72%               --         0.72%
EQ/Montag & Caldwell Growth                                 --              1.16%            (0.01)%       1.15%
EQ/Mutual Shares                                            --              1.65%            (0.35)%       1.30%
EQ/Oppenheimer Global                                     0.01%             2.51%            (1.15)%       1.36%
EQ/Oppenheimer Main Street Opportunity                      --              2.68%            (1.38)%       1.30%
EQ/Oppenheimer Main Street Small Cap                        --              2.63%            (1.33)%       1.30%
EQ/PIMCO Real Return                                        --              0.98%            (0.08)%       0.90%
EQ/Short Duration Bond                                      --              0.82%             0.00%        0.82%
EQ/Small Cap Value+                                         --              1.13%            (0.03)%       1.10%
EQ/Small Company Growth+                                    --              1.42%            (0.12)%       1.30%
EQ/Small Company Index                                    0.01%             0.67%             0.00%        0.67%
EQ/TCW Equity++                                             --              1.21%            (0.06)%       1.15%
EQ/Templeton Growth                                         --              1.84%            (0.49)%       1.35%
EQ/UBS Growth and Income                                    --              1.17%            (0.12)%       1.05%
EQ/Van Kampen Comstock                                      --              1.09%            (0.09)%       1.00%
------------------------------------------------------------------------------------------------------------------------------------


14 Fee table

---------------------------------------------------------------------------
                                          Manage-
                                           ment       12b-1       Other
 Portfolio Name                           Fees(7)   Fees(8)   Expenses(9)
---------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity   1.12%      0.25%     0.40%
EQ/Van Kampen Mid Cap Growth            0.70%      0.25%     0.23%
EQ/Wells Fargo Montgomery Small Cap++   0.85%      0.25%     0.41%
---------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
---------------------------------------------------------------------------
U.S. Real Estate -- Class II++          0.74%      0.35%     0.27%
---------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                            Acquired                                         Net Total
                                              Fund         Total Annual      Fee Waivers      Annual
                                            Fees and         Expenses          and/or        Expenses
                                            Expenses         (Before           Expense        (After
                                          (Underlying        Expense         Reimburse-      Expense
 Portfolio Name                          Portfolios)(10)    Limitations)       ments(11)    Limitations)
----------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity          --             1.77%             0.00%         1.77%
EQ/Van Kampen Mid Cap Growth                   --             1.18%            (0.13)%        1.05%
EQ/Wells Fargo Montgomery Small Cap++          --             1.51%            (0.21)%        1.30%
-----------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
-----------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                 --             1.36%            (0.10)%        1.26%
-----------------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract feature and benefits" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable.


  The withdrawal charge percentage we use is determined by the contract year in which      Contract
  you make the withdrawal or surrender your contract. For each contribution, we consider   Year
  the contract year in which we receive that contribution to be "contract year 1")         1 .............. 8.00%
                                                                                           2 .............. 8.00%
                                                                                           3 .............. 7.00%
                                                                                           4 .............. 7.00%
                                                                                           5 .............. 6.00%
                                                                                           6 .............. 5.00%
                                                                                           7 .............. 4.00%
                                                                                           8 .............. 3.00%
                                                                                           9+ ............. 0.00%



(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. For Principal Protector(SM) only (if available), if the contract and benefit are continued under the Beneficiary continuation option with Principal Protector(SM), the pro rata deduction for the Principal Protector(SM) charge is waived.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, if applicable, the charge is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.


(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.


(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.


(7) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (11) for any expense limitation agreement information.

(8) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.


(9) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (11) for any expense limitation agreement information.



(10) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



---------------------------------------------
                 Portfolio Name
---------------------------------------------
   Multimanager Aggressive Equity      1.03%
---------------------------------------------
   Multimanager Health Care            1.63%
---------------------------------------------
   Multimanager International Equity   1.52%
---------------------------------------------


                                                                    Fee table 15

---------------------------------------------------
Portfolio Name
---------------------------------------------------
   Multimanager Large Cap Core Equity       1.33%
---------------------------------------------------
   Multimanager Large Cap Growth            1.33%
---------------------------------------------------
   Multimanager Large Cap Value             1.31%
---------------------------------------------------
   Multimanager Mid Cap Growth              1.52%
---------------------------------------------------
   Multimanager Mid Cap Value               1.58%
---------------------------------------------------
   Multimanager Technology                  1.64%
---------------------------------------------------
   EQ/AllianceBernstein Common Stock        0.83%
---------------------------------------------------
   EQ/AllianceBernstein Growth and Income   0.92%
---------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth    1.03%
---------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth    1.11%
---------------------------------------------------
   EQ/AllianceBernstein Value               0.94%
---------------------------------------------------
   EQ/Ariel Appreciation II                 1.01%
---------------------------------------------------
   EQ/BlackRock Basic Value Equity          0.93%
---------------------------------------------------
   EQ/Capital Guardian Growth               0.94%
---------------------------------------------------
   EQ/Capital Guardian Research             0.94%
---------------------------------------------------
   EQ/Capital Guardian U.S. Equity          0.94%
---------------------------------------------------
   EQ/Davis New York Venture                1.27%
---------------------------------------------------
   EQ/Evergreen Omega                       1.05%
---------------------------------------------------
   EQ/FI Mid Cap                            0.97%
---------------------------------------------------
   EQ/FI Mid Cap Value                      1.09%
---------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions        1.37%
---------------------------------------------------
   EQ/GAMCO Small Company Value             1.16%
---------------------------------------------------
   EQ/Janus Large Cap Growth                1.14%
---------------------------------------------------
   EQ/Legg Mason Value Equity               0.97%
---------------------------------------------------
   EQ/Lord Abbett Growth and Income         0.99%
---------------------------------------------------
   EQ/Lord Abbett Large Cap Core            0.99%
---------------------------------------------------
   EQ/Marsico Focus                         1.14%
---------------------------------------------------
   EQ/MFS Emerging Growth Companies         1.03%
---------------------------------------------------
   EQ/MFS Investors Trust                   0.94%
---------------------------------------------------
   EQ/Montag & Caldwell Growth              1.13%
---------------------------------------------------
   EQ/Mutual Shares                         1.30%
---------------------------------------------------
   EQ/Small Cap Value                       1.02%
---------------------------------------------------
   EQ/UBS Growth and Income                 1.03%
---------------------------------------------------
   EQ/Van Kampen Comstock                   0.99%
---------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity    1.75%
---------------------------------------------------
   EQ/Van Kampen Mid Cap Growth             1.01%
---------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap      1.20%
---------------------------------------------------



EXAMPLE


This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed minimum income benefit with the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2006, which results in an estimated administrative charge of .01% of contract value.


The fixed maturity options and guaranteed interest option are not covered by the examples. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above) the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

16 Fee table

------------------------------------------------------------------------------------------------------------------------------------
                                                               If you surrender your contract at the end of the
                                                                            applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                                            1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 $ 1,293.00     $ 2,205.00     $ 3,155.00     $ 5,356.00
AXA Conservative Allocation                               $ 1,271.00     $ 2,142.00     $ 3,053.00     $ 5,171.00
AXA Conservative-Plus Allocation                          $ 1,272.00     $ 2,145.00     $ 3,058.00     $ 5,180.00
AXA Moderate Allocation                                   $ 1,278.00     $ 2,161.00     $ 3,084.00     $ 5,227.00
AXA Moderate-Plus Allocation                              $ 1,285.00     $ 2,183.00     $ 3,120.00     $ 5,292.00
Multimanager Aggressive Equity*                           $ 1,250.00     $ 2,081.00     $ 2,955.00     $ 4,991.00
Multimanager Core Bond*                                   $ 1,247.00     $ 2,072.00     $ 2,939.00     $ 4,963.00
Multimanager Health Care*                                 $ 1,319.00     $ 2,281.00     $ 3,277.00     $ 5,573.00
Multimanager High Yield*                                  $ 1,246.00     $ 2,069.00     $ 2,934.00     $ 4,953.00
Multimanager International Equity*                        $ 1,303.00     $ 2,234.00     $ 3,201.00     $ 5,438.00
Multimanager Large Cap Core Equity*                       $ 1,283.00     $ 2,177.00     $ 3,109.00     $ 5,273.00
Multimanager Large Cap Growth*                            $ 1,285.00     $ 2,183.00     $ 3,120.00     $ 5,292.00
Multimanager Large Cap Value*                             $ 1,283.00     $ 2,177.00     $ 3,109.00     $ 5,273.00
Multimanager Mid Cap Growth*                              $ 1,306.00     $ 2,243.00     $ 3,216.00     $ 5,465.00
Multimanager Mid Cap Value*                               $ 1,309.00     $ 2,253.00     $ 3,231.00     $ 5,492.00
Multimanager Technology*                                  $ 1,319.00     $ 2,281.00     $ 3,277.00     $ 5,573.00
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         $ 1,229.00     $ 2,017.00     $ 2,851.00     $ 4,799.00
EQ/AllianceBernstein Growth and Income++                  $ 1,237.00     $ 2,043.00     $ 2,893.00     $ 4,876.00
EQ/AllianceBernstein Intermediate Government Securities   $ 1,233.00     $ 2,030.00     $ 2,872.00     $ 4,838.00
EQ/AllianceBernstein International                        $ 1,262.00     $ 2,116.00     $ 3,012.00     $ 5,096.00
EQ/AllianceBernstein Large Cap Growth                     $ 1,273.00     $ 2,148.00     $ 3,063.00     $ 5,190.00
EQ/AllianceBernstein Quality Bond                         $ 1,233.00     $ 2,030.00     $ 2,872.00     $ 4,838.00
EQ/AllianceBernstein Small Cap Growth                     $ 1,258.00     $ 2,104.00     $ 2,991.00     $ 5,058.00
EQ/AllianceBernstein Value                                $ 1,243.00     $ 2,059.00     $ 2,919.00     $ 4,924.00
EQ/Ariel Appreciation II                                  $ 1,300.00     $ 2,228.00     $ 3,191.00     $ 5,420.00
EQ/AXA Rosenberg Value Long/Short Equity                  $ 1,473.00     $ 2,719.00     $ 3,966.00     $ 6,740.00
EQ/BlackRock Basic Value Equity*                          $ 1,238.00     $ 2,046.00     $ 2,898.00     $ 4,886.00
EQ/BlackRock International Value*                         $ 1,275.00     $ 2,155.00     $ 3,073.00     $ 5,208.00
EQ/Boston Advisors Equity Income                          $ 1,261.00     $ 2,113.00     $ 3,007.00     $ 5,086.00
EQ/Calvert Socially Responsible                           $ 1,261.00     $ 2,113.00     $ 3,007.00     $ 5,086.00
EQ/Capital Guardian Growth                                $ 1,251.00     $ 2,084.00     $ 2,960.00     $ 5,001.00
EQ/Capital Guardian International+                        $ 1,276.00     $ 2,158.00     $ 3,079.00     $ 5,218.00
EQ/Capital Guardian Research                              $ 1,248.00     $ 2,075.00     $ 2,944.00     $ 4,972.00
EQ/Capital Guardian U.S. Equity ++                        $ 1,248.00     $ 2,075.00     $ 2,944.00     $ 4,972.00
EQ/Caywood-Scholl High Yield Bond                         $ 1,248.00     $ 2,075.00     $ 2,944.00     $ 4,972.00
EQ/Davis New York Venture                                 $ 1,336.00     $ 2,332.00     $ 3,357.00     $ 5,715.00
EQ/Equity 500 Index                                       $ 1,205.00     $ 1,947.00     $ 2,736.00     $ 4,582.00
EQ/Evergreen International Bond                           $ 1,264.00     $ 2,123.00     $ 3,022.00     $ 5,115.00
EQ/Evergreen Omega                                        $ 1,257.00     $ 2,100.00     $ 2,986.00     $ 5,048.00
EQ/FI Mid Cap                                             $ 1,254.00     $ 2,091.00     $ 2,970.00     $ 5,020.00
EQ/FI Mid Cap Value+                                      $ 1,257.00     $ 2,100.00     $ 2,986.00     $ 5,048.00
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 If you do
                                                                                                                not surrender
                                                                                                                your contract
                                                                                                                at the end of
                                                                                                                    the
                                                           If you annuitize at the end of the applicable time    applicable
                                                                                 period                         time period
------------------------------------------------------------------------------------------------------------------------------------
                                                          1 year      3 years       5 years        10 years       1 year
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                   N/A     $ 2,205.00     $ 3,155.00     $ 5,356.00     $ 493.00
AXA Conservative Allocation                                 N/A     $ 2,142.00     $ 3,053.00     $ 5,171.00     $ 471.00
AXA Conservative-Plus Allocation                            N/A     $ 2,145.00     $ 3,058.00     $ 5,180.00     $ 472.00
AXA Moderate Allocation                                     N/A     $ 2,161.00     $ 3,084.00     $ 5,227.00     $ 478.00
AXA Moderate-Plus Allocation                                N/A     $ 2,183.00     $ 3,120.00     $ 5,292.00     $ 485.00
Multimanager Aggressive Equity*                             N/A     $ 2,081.00     $ 2,955.00     $ 4,991.00     $ 450.00
Multimanager Core Bond*                                     N/A     $ 2,072.00     $ 2,939.00     $ 4,963.00     $ 447.00
Multimanager Health Care*                                   N/A     $ 2,281.00     $ 3,277.00     $ 5,573.00     $ 519.00
Multimanager High Yield*                                    N/A     $ 2,069.00     $ 2,934.00     $ 4,953.00     $ 446.00
Multimanager International Equity*                          N/A     $ 2,234.00     $ 3,201.00     $ 5,438.00     $ 503.00
Multimanager Large Cap Core Equity*                         N/A     $ 2,177.00     $ 3,109.00     $ 5,273.00     $ 483.00
Multimanager Large Cap Growth*                              N/A     $ 2,183.00     $ 3,120.00     $ 5,292.00     $ 485.00
Multimanager Large Cap Value*                               N/A     $ 2,177.00     $ 3,109.00     $ 5,273.00     $ 483.00
Multimanager Mid Cap Growth*                                N/A     $ 2,243.00     $ 3,216.00     $ 5,465.00     $ 506.00
Multimanager Mid Cap Value*                                 N/A     $ 2,253.00     $ 3,231.00     $ 5,492.00     $ 509.00
Multimanager Technology*                                    N/A     $ 2,281.00     $ 3,277.00     $ 5,573.00     $ 519.00
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           N/A     $ 2,017.00     $ 2,851.00     $ 4,799.00     $ 429.00
EQ/AllianceBernstein Growth and Income++                    N/A     $ 2,043.00     $ 2,893.00     $ 4,876.00     $ 437.00
EQ/AllianceBernstein Intermediate Government Securities     N/A     $ 2,030.00     $ 2,872.00     $ 4,838.00     $ 433.00
EQ/AllianceBernstein International                          N/A     $ 2,116.00     $ 3,012.00     $ 5,096.00     $ 462.00
EQ/AllianceBernstein Large Cap Growth                       N/A     $ 2,148.00     $ 3,063.00     $ 5,190.00     $ 473.00
EQ/AllianceBernstein Quality Bond                           N/A     $ 2,030.00     $ 2,872.00     $ 4,838.00     $ 433.00
EQ/AllianceBernstein Small Cap Growth                       N/A     $ 2,104.00     $ 2,991.00     $ 5,058.00     $ 458.00
EQ/AllianceBernstein Value                                  N/A     $ 2,059.00     $ 2,919.00     $ 4,924.00     $ 443.00
EQ/Ariel Appreciation II                                    N/A     $ 2,228.00     $ 3,191.00     $ 5,420.00     $ 500.00
EQ/AXA Rosenberg Value Long/Short Equity                    N/A     $ 2,719.00     $ 3,966.00     $ 6,740.00     $ 673.00
EQ/BlackRock Basic Value Equity*                            N/A     $ 2,046.00     $ 2,898.00     $ 4,886.00     $ 438.00
EQ/BlackRock International Value*                           N/A     $ 2,155.00     $ 3,073.00     $ 5,208.00     $ 475.00
EQ/Boston Advisors Equity Income                            N/A     $ 2,113.00     $ 3,007.00     $ 5,086.00     $ 461.00
EQ/Calvert Socially Responsible                             N/A     $ 2,113.00     $ 3,007.00     $ 5,086.00     $ 461.00
EQ/Capital Guardian Growth                                  N/A     $ 2,084.00     $ 2,960.00     $ 5,001.00     $ 451.00
EQ/Capital Guardian International+                          N/A     $ 2,158.00     $ 3,079.00     $ 5,218.00     $ 476.00
EQ/Capital Guardian Research                                N/A     $ 2,075.00     $ 2,944.00     $ 4,972.00     $ 448.00
EQ/Capital Guardian U.S. Equity ++                          N/A     $ 2,075.00     $ 2,944.00     $ 4,972.00     $ 448.00
EQ/Caywood-Scholl High Yield Bond                           N/A     $ 2,075.00     $ 2,944.00     $ 4,972.00     $ 448.00
EQ/Davis New York Venture                                   N/A     $ 2,332.00     $ 3,357.00     $ 5,715.00     $ 536.00
EQ/Equity 500 Index                                         N/A     $ 1,947.00     $ 2,736.00     $ 4,582.00     $ 405.00
EQ/Evergreen International Bond                             N/A     $ 2,123.00     $ 3,022.00     $ 5,115.00     $ 464.00
EQ/Evergreen Omega                                          N/A     $ 2,100.00     $ 2,986.00     $ 5,048.00     $ 457.00
EQ/FI Mid Cap                                               N/A     $ 2,091.00     $ 2,970.00     $ 5,020.00     $ 454.00
EQ/FI Mid Cap Value+                                        N/A     $ 2,100.00     $ 2,986.00     $ 5,048.00     $ 457.00
------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                           If you do not surrender your contract at the
                                                                             end of
                                                                   the applicable time period
-------------------------------------------------------------------------------------------------------
                                                           3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 $ 1,505.00     $ 2,555.00     $ 5,356.00
AXA Conservative Allocation                               $ 1,442.00     $ 2,453.00     $ 5,171.00
AXA Conservative-Plus Allocation                          $ 1,445.00     $ 2,458.00     $ 5,180.00
AXA Moderate Allocation                                   $ 1,461.00     $ 2,484.00     $ 5,227.00
AXA Moderate-Plus Allocation                              $ 1,483.00     $ 2,520.00     $ 5,292.00
Multimanager Aggressive Equity*                           $ 1,381.00     $ 2,355.00     $ 4,991.00
Multimanager Core Bond*                                   $ 1,372.00     $ 2,339.00     $ 4,963.00
Multimanager Health Care*                                 $ 1,581.00     $ 2,677.00     $ 5,573.00
Multimanager High Yield*                                  $ 1,369.00     $ 2,334.00     $ 4,953.00
Multimanager International Equity*                        $ 1,534.00     $ 2,601.00     $ 5,438.00
Multimanager Large Cap Core Equity*                       $ 1,477.00     $ 2,509.00     $ 5,273.00
Multimanager Large Cap Growth*                            $ 1,483.00     $ 2,520.00     $ 5,292.00
Multimanager Large Cap Value*                             $ 1,477.00     $ 2,509.00     $ 5,273.00
Multimanager Mid Cap Growth*                              $ 1,543.00     $ 2,616.00     $ 5,465.00
Multimanager Mid Cap Value*                               $ 1,553.00     $ 2,631.00     $ 5,492.00
Multimanager Technology*                                  $ 1,581.00     $ 2,677.00     $ 5,573.00
-------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         $ 1,317.00     $ 2,251.00     $ 4,799.00
EQ/AllianceBernstein Growth and Income++                  $ 1,343.00     $ 2,293.00     $ 4,876.00
EQ/AllianceBernstein Intermediate Government Securities   $ 1,330.00     $ 2,272.00     $ 4,838.00
EQ/AllianceBernstein International                        $ 1,416.00     $ 2,412.00     $ 5,096.00
EQ/AllianceBernstein Large Cap Growth                     $ 1,448.00     $ 2,463.00     $ 5,190.00
EQ/AllianceBernstein Quality Bond                         $ 1,330.00     $ 2,272.00     $ 4,838.00
EQ/AllianceBernstein Small Cap Growth                     $ 1,404.00     $ 2,391.00     $ 5,058.00
EQ/AllianceBernstein Value                                $ 1,359.00     $ 2,319.00     $ 4,924.00
EQ/Ariel Appreciation II                                  $ 1,528.00     $ 2,591.00     $ 5,420.00
EQ/AXA Rosenberg Value Long/Short Equity                  $ 2,019.00     $ 3,366.00     $ 6,740.00
EQ/BlackRock Basic Value Equity*                          $ 1,346.00     $ 2,298.00     $ 4,886.00
EQ/BlackRock International Value*                         $ 1,455.00     $ 2,473.00     $ 5,208.00
EQ/Boston Advisors Equity Income                          $ 1,413.00     $ 2,407.00     $ 5,086.00
EQ/Calvert Socially Responsible                           $ 1,413.00     $ 2,407.00     $ 5,086.00
EQ/Capital Guardian Growth                                $ 1,384.00     $ 2,360.00     $ 5,001.00
EQ/Capital Guardian International+                        $ 1,458.00     $ 2,479.00     $ 5,218.00
EQ/Capital Guardian Research                              $ 1,375.00     $ 2,344.00     $ 4,972.00
EQ/Capital Guardian U.S. Equity ++                        $ 1,375.00     $ 2,344.00     $ 4,972.00
EQ/Caywood-Scholl High Yield Bond                         $ 1,375.00     $ 2,344.00     $ 4,972.00
EQ/Davis New York Venture                                 $ 1,632.00     $ 2,757.00     $ 5,715.00
EQ/Equity 500 Index                                       $ 1,247.00     $ 2,136.00     $ 4,582.00
EQ/Evergreen International Bond                           $ 1,423.00     $ 2,422.00     $ 5,115.00
EQ/Evergreen Omega                                        $ 1,400.00     $ 2,386.00     $ 5,048.00
EQ/FI Mid Cap                                             $ 1,391.00     $ 2,370.00     $ 5,020.00
EQ/FI Mid Cap Value+                                      $ 1,400.00     $ 2,386.00     $ 5,048.00
-------------------------------------------------------------------------------------------------------


                                                                    Fee table 17

--------------------------------------------------------------------------------------------------------
                                                 If you surrender your contract at the end of the
                                                              applicable time period
--------------------------------------------------------------------------------------------------------
                                             1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Franklin Income                          $ 1,303.00     $ 2,234.00     $ 3,201.00     $ 5,438.00
EQ/Franklin Small Cap Value                 $ 1,480.00     $ 2,737.00     $ 3,994.00     $ 6,786.00
EQ/Franklin Templeton Founding Strategy**   $ 1,308.00     $ 2,250.00     $ 3,226.00     $ 5,483.00
EQ/GAMCO Mergers and Acquisitions           $ 1,297.00     $ 2,218.00     $ 3,176.00     $ 5,393.00
EQ/GAMCO Small Company Value                $ 1,263.00     $ 2,120.00     $ 3,017.00     $ 5,105.00
EQ/International Growth                     $ 1,294.00     $ 2,209.00     $ 3,160.00     $ 5,365.00
EQ/Janus Large Cap Growth++                 $ 1,278.00     $ 2,161.00     $ 3,084.00     $ 5,227.00
EQ/JPMorgan Core Bond                       $ 1,228.00     $ 2,014.00     $ 2,846.00     $ 4,789.00
EQ/JPMorgan Value Opportunities             $ 1,246.00     $ 2,069.00     $ 2,934.00     $ 4,953.00
EQ/Legg Mason Value Equity                  $ 1,258.00     $ 2,104.00     $ 2,991.00     $ 5,058.00
EQ/Long Term Bond                           $ 1,227.00     $ 2,011.00     $ 2,841.00     $ 4,779.00
EQ/Lord Abbett Growth and Income            $ 1,262.00     $ 2,116.00     $ 3,012.00     $ 5,096.00
EQ/Lord Abbett Large Cap Core               $ 1,279.00     $ 2,164.00     $ 3,089.00     $ 5,236.00
EQ/Lord Abbett Mid Cap Value                $ 1,259.00     $ 2,107.00     $ 2,996.00     $ 5,067.00
EQ/Marsico Focus                            $ 1,270.00     $ 2,139.00     $ 3,048.00     $ 5,162.00
EQ/MFS Emerging Growth Companies+           $ 1,250.00     $ 2,081.00     $ 2,955.00     $ 4,991.00
EQ/MFS Investors Trust+                     $ 1,246.00     $ 2,069.00     $ 2,934.00     $ 4,953.00
EQ/Money Market                             $ 1,215.00     $ 1,976.00     $ 2,783.00     $ 4,671.00
EQ/Montag & Caldwell Growth                 $ 1,262.00     $ 2,116.00     $ 3,012.00     $ 5,096.00
EQ/Mutual Shares                            $ 1,316.00     $ 2,272.00     $ 3,262.00     $ 5,546.00
EQ/Oppenheimer Global                       $ 1,410.00     $ 2,541.00     $ 3,688.00     $ 6,282.00
EQ/Oppenheimer Main Street Opportunity      $ 1,428.00     $ 2,593.00     $ 3,770.00     $ 6,419.00
EQ/Oppenheimer Main Street Small Cap        $ 1,423.00     $ 2,578.00     $ 3,746.00     $ 6,379.00
EQ/PIMCO Real Return                        $ 1,243.00     $ 2,059.00     $ 2,919.00     $ 4,924.00
EQ/Short Duration Bond                      $ 1,225.00     $ 2,008.00     $ 2,835.00     $ 4,769.00
EQ/Small Cap Value+                         $ 1,259.00     $ 2,107.00     $ 2,996.00     $ 5,067.00
EQ/Small Company Growth+                    $ 1,291.00     $ 2,199.00     $ 3,145.00     $ 5,338.00
EQ/Small Company Index                      $ 1,209.00     $ 1,960.00     $ 2,757.00     $ 4,622.00
EQ/TCW Equity ++                            $ 1,268.00     $ 2,132.00     $ 3,037.00     $ 5,143.00
EQ/Templeton Growth                         $ 1,336.00     $ 2,332.00     $ 3,357.00     $ 5,715.00
EQ/UBS Growth and Income                    $ 1,263.00     $ 2,120.00     $ 3,017.00     $ 5,105.00
EQ/Van Kampen Comstock                      $ 1,255.00     $ 2,094.00     $ 2,976.00     $ 5,029.00
EQ/Van Kampen Emerging Markets Equity       $ 1,329.00     $ 2,310.00     $ 3,322.00     $ 5,653.00
EQ/Van Kampen Mid Cap Growth                $ 1,264.00     $ 2,123.00     $ 3,022.00     $ 5,115.00
EQ/Wells Fargo Montgomery Small Cap++       $ 1,300.00     $ 2,228.00     $ 3,191.00     $ 5,420.00
--------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
--------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++              $ 1,284.00     $ 2,180.00     $ 3,114.00     $ 5,283.00
--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     If you do not surrender
                                              If you annuitize at the end of the applicable time   your contract at the end of
                                                                    period                         the applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                              1 year      3 years        5 years        10 years       1 year       3 years
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                            N/A     $ 2,234.00     $ 3,201.00     $ 5,438.00     $ 503.00     $ 1,534.00
EQ/Franklin Small Cap Value                   N/A     $ 2,737.00     $ 3,994.00     $ 6,786.00     $ 680.00     $ 2,037.00
EQ/Franklin Templeton Founding Strategy**     N/A     $ 2,250.00     $ 3,226.00     $ 5,483.00     $ 508.00     $ 1,550.00
EQ/GAMCO Mergers and Acquisitions             N/A     $ 2,218.00     $ 3,176.00     $ 5,393.00     $ 497.00     $ 1,518.00
EQ/GAMCO Small Company Value                  N/A     $ 2,120.00     $ 3,017.00     $ 5,105.00     $ 463.00     $ 1,420.00
EQ/International Growth                       N/A     $ 2,209.00     $ 3,160.00     $ 5,365.00     $ 494.00     $ 1,509.00
EQ/Janus Large Cap Growth++                   N/A     $ 2,161.00     $ 3,084.00     $ 5,227.00     $ 478.00     $ 1,461.00
EQ/JPMorgan Core Bond                         N/A     $ 2,014.00     $ 2,846.00     $ 4,789.00     $ 428.00     $ 1,314.00
EQ/JPMorgan Value Opportunities               N/A     $ 2,069.00     $ 2,934.00     $ 4,953.00     $ 446.00     $ 1,369.00
EQ/Legg Mason Value Equity                    N/A     $ 2,104.00     $ 2,991.00     $ 5,058.00     $ 458.00     $ 1,404.00
EQ/Long Term Bond                             N/A     $ 2,011.00     $ 2,841.00     $ 4,779.00     $ 427.00     $ 1,311.00
EQ/Lord Abbett Growth and Income              N/A     $ 2,116.00     $ 3,012.00     $ 5,096.00     $ 462.00     $ 1,416.00
EQ/Lord Abbett Large Cap Core                 N/A     $ 2,164.00     $ 3,089.00     $ 5,236.00     $ 479.00     $ 1,464.00
EQ/Lord Abbett Mid Cap Value                  N/A     $ 2,107.00     $ 2,996.00     $ 5,067.00     $ 459.00     $ 1,407.00
EQ/Marsico Focus                              N/A     $ 2,139.00     $ 3,048.00     $ 5,162.00     $ 470.00     $ 1,439.00
EQ/MFS Emerging Growth Companies+             N/A     $ 2,081.00     $ 2,955.00     $ 4,991.00     $ 450.00     $ 1,381.00
EQ/MFS Investors Trust+                       N/A     $ 2,069.00     $ 2,934.00     $ 4,953.00     $ 446.00     $ 1,369.00
EQ/Money Market                               N/A     $ 1,976.00     $ 2,783.00     $ 4,671.00     $ 415.00     $ 1,276.00
EQ/Montag & Caldwell Growth                   N/A     $ 2,116.00     $ 3,012.00     $ 5,096.00     $ 462.00     $ 1,416.00
EQ/Mutual Shares                              N/A     $ 2,272.00     $ 3,262.00     $ 5,546.00     $ 516.00     $ 1,572.00
EQ/Oppenheimer Global                         N/A     $ 2,541.00     $ 3,688.00     $ 6,282.00     $ 610.00     $ 1,841.00
EQ/Oppenheimer Main Street Opportunity        N/A     $ 2,593.00     $ 3,770.00     $ 6,419.00     $ 628.00     $ 1,893.00
EQ/Oppenheimer Main Street Small Cap          N/A     $ 2,578.00     $ 3,746.00     $ 6,379.00     $ 623.00     $ 1,878.00
EQ/PIMCO Real Return                          N/A     $ 2,059.00     $ 2,919.00     $ 4,924.00     $ 443.00     $ 1,359.00
EQ/Short Duration Bond                        N/A     $ 2,008.00     $ 2,835.00     $ 4,769.00     $ 425.00     $ 1,308.00
EQ/Small Cap Value+                           N/A     $ 2,107.00     $ 2,996.00     $ 5,067.00     $ 459.00     $ 1,407.00
EQ/Small Company Growth+                      N/A     $ 2,199.00     $ 3,145.00     $ 5,338.00     $ 491.00     $ 1,499.00
EQ/Small Company Index                        N/A     $ 1,960.00     $ 2,757.00     $ 4,622.00     $ 409.00     $ 1,260.00
EQ/TCW Equity ++                              N/A     $ 2,132.00     $ 3,037.00     $ 5,143.00     $ 468.00     $ 1,432.00
EQ/Templeton Growth                           N/A     $ 2,332.00     $ 3,357.00     $ 5,715.00     $ 536.00     $ 1,632.00
EQ/UBS Growth and Income                      N/A     $ 2,120.00     $ 3,017.00     $ 5,105.00     $ 463.00     $ 1,420.00
EQ/Van Kampen Comstock                        N/A     $ 2,094.00     $ 2,976.00     $ 5,029.00     $ 455.00     $ 1,394.00
EQ/Van Kampen Emerging Markets Equity         N/A     $ 2,310.00     $ 3,322.00     $ 5,653.00     $ 529.00     $ 1,610.00
EQ/Van Kampen Mid Cap Growth                  N/A     $ 2,123.00     $ 3,022.00     $ 5,115.00     $ 464.00     $ 1,423.00
EQ/Wells Fargo Montgomery Small Cap++         N/A     $ 2,228.00     $ 3,191.00     $ 5,420.00     $ 500.00     $ 1,528.00
------------------------------------------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                N/A     $ 2,180.00     $ 3,114.00     $ 5,283.00     $ 484.00     $ 1,480.00
------------------------------------------------------------------------------------------------------------------------------------

'--------------------------------------------------------------------------
                                             If you do not surrender your
                                                contract at the end of
                                             the applicable time period
--------------------------------------------------------------------------
                                             5 years        10 years
--------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------
EQ/Franklin Income                          $ 2,601.00     $ 5,438.00
EQ/Franklin Small Cap Value                 $ 3,394.00     $ 6,786.00
EQ/Franklin Templeton Founding Strategy**   $ 2,626.00     $ 5,483.00
EQ/GAMCO Mergers and Acquisitions           $ 2,576.00     $ 5,393.00
EQ/GAMCO Small Company Value                $ 2,417.00     $ 5,105.00
EQ/International Growth                     $ 2,560.00     $ 5,365.00
EQ/Janus Large Cap Growth++                 $ 2,484.00     $ 5,227.00
EQ/JPMorgan Core Bond                       $ 2,246.00     $ 4,789.00
EQ/JPMorgan Value Opportunities             $ 2,334.00     $ 4,953.00
EQ/Legg Mason Value Equity                  $ 2,391.00     $ 5,058.00
EQ/Long Term Bond                           $ 2,241.00     $ 4,779.00
EQ/Lord Abbett Growth and Income            $ 2,412.00     $ 5,096.00
EQ/Lord Abbett Large Cap Core               $ 2,489.00     $ 5,236.00
EQ/Lord Abbett Mid Cap Value                $ 2,396.00     $ 5,067.00
EQ/Marsico Focus                            $ 2,448.00     $ 5,162.00
EQ/MFS Emerging Growth Companies+           $ 2,355.00     $ 4,991.00
EQ/MFS Investors Trust+                     $ 2,334.00     $ 4,953.00
EQ/Money Market                             $ 2,183.00     $ 4,671.00
EQ/Montag & Caldwell Growth                 $ 2,412.00     $ 5,096.00
EQ/Mutual Shares                            $ 2,662.00     $ 5,546.00
EQ/Oppenheimer Global                       $ 3,088.00     $ 6,282.00
EQ/Oppenheimer Main Street Opportunity      $ 3,170.00     $ 6,419.00
EQ/Oppenheimer Main Street Small Cap        $ 3,146.00     $ 6,379.00
EQ/PIMCO Real Return                        $ 2,319.00     $ 4,924.00
EQ/Short Duration Bond                      $ 2,235.00     $ 4,769.00
EQ/Small Cap Value+                         $ 2,396.00     $ 5,067.00
EQ/Small Company Growth+                    $ 2,545.00     $ 5,338.00
EQ/Small Company Index                      $ 2,157.00     $ 4,622.00
EQ/TCW Equity ++                            $ 2,437.00     $ 5,143.00
EQ/Templeton Growth                         $ 2,757.00     $ 5,715.00
EQ/UBS Growth and Income                    $ 2,417.00     $ 5,105.00
EQ/Van Kampen Comstock                      $ 2,376.00     $ 5,029.00
EQ/Van Kampen Emerging Markets Equity       $ 2,722.00     $ 5,653.00
EQ/Van Kampen Mid Cap Growth                $ 2,422.00     $ 5,115.00
EQ/Wells Fargo Montgomery Small Cap++       $ 2,591.00     $ 5,420.00
--------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
--------------------------------------------------------------------------
U.S. Real Estate -- Class II++              $ 2,514.00     $ 5,283.00
--------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contracts features and benefits" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


18 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as the end of the periods shown for each of the variable investment options available as of December 31, 2006.


                                                                    Fee table 19

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $10,000 for you to purchase a contract. You may make additional contributions of at least $500 each for NQ, QP and Rollover TSA contracts and $50 each for IRA contracts, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract. Additional contributions may not be permitted in your state. Please see Appendix VIII later in this Prospectus to see if additional contributions are permitted in your state.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 Available
                 for annuitant
Contract type    issue ages*     Minimum contributions
--------------------------------------------------------------------------------
NQ               0 through 80    o $10,000 (initial)
                                 o $500 (additional)
                                 o $100 monthly and
                                   $300 quarterly under
                                   our automatic invest-
                                   ment program
                                   (additional)
--------------------------------------------------------------------------------
Rollover IRA     20 through 80   o $10,000 (initial)
                                 o $500 (additional)

----------------------------------------------------------------------------------------------
                                                     Limitations on
Contract type    Source of contributions             contributions+
----------------------------------------------------------------------------------------------
NQ               o After-tax money.                  o No additional contributions after
                                                       attainment of age 81 or, if later,
                 o Paid to us by check or transfer     the first contract date
                   of contract value in a tax-         anniversary.*
                   deferred exchange under
                   Section 1035 of the Internal
                   Revenue Code.
----------------------------------------------------------------------------------------------
Rollover IRA     o Eligible rollover distributions   o No contributions after attainment
                   from TSA contracts or other         of age 81 or, if later, the first
                   403(b) arrangements, qualified      contract date anniversary.*
                   plans, and governmental
                   employer 457(b) plans.            o Contributions after age 70-1/2
                                                       must be net of required minimum
                 o Rollovers from another tradi-       distributions.
                   tional individual retirement
                   arrangement.                      o Although we accept regular IRA
                                                       contributions (limited to $4,000
                 o Direct custodian-to-custodian       for 2007 and $5,000 for 2008)
                   transfers from another tradi-       under Rollover IRA contracts, we
                   tional individual retirement        intend that this contract be used
                   arrangement.                        primarily for rollover and direct
                                                       transfer contributions.
                 o Regular IRA contributions.
                                                     o Additional catch-up contributions
                 o Additional "catch-up" contribu-     of up to $1,000 per calendar
                   tions.                              year where the owner is at least
                                                       age 50 but under age 70-1/2 at
                                                       any time during the calendar year
                                                       for which the contribution is
                                                       made.
----------------------------------------------------------------------------------------------


20 Contract features and benefits

--------------------------------------------------------------------------------
                   Available
                  for annuitant
 Contract type    issue ages*      Minimum contributions
--------------------------------------------------------------------------------
Roth Conversion   20 through 80   o $10,000 (initial)
IRA
                                  o $500 (additional)
--------------------------------------------------------------------------------
Rollover TSA      20 through 80   o $10,000 (initial)
                                  o $500 (additional)

---------------------------------------------------------------------------------------------------------
                                                          Limitations on
 Contract type     Source of contributions               contributions+
---------------------------------------------------------------------------------------------------------
Roth Conversion   o Rollovers from another Roth          o No additional rollover or direct
IRA                 IRA.                                   transfer contributions after
                                                           attainment of age 81 or, if later,
                  o Rollovers from a "designated           the first contract date
                    Roth contribution account"             anniversary.*
                    under a 401(k) plan or 403(b)
                    arrangement.                         o Conversion rollovers after age
                                                           70-1/2 must be net of required
                  o Conversion rollovers from a            minimum distributions for the
                    traditional IRA.                       traditional IRA you are rolling
                  o Direct transfers from another          over.
                    Roth IRA.
                                                         o You cannot roll over funds from a
                  o Regular Roth IRA contributions.        traditional IRA if your adjusted
                                                           gross income is $100,000 or
                  o Additional catch-up contribu-          more.
                    tions.
                                                         o Although we accept regular Roth
                                                           IRA contributions (limited to
                                                           $4,000 for 2007 and $5,000 for
                                                           2008) under the Roth IRA con-
                                                           tracts, we intend that this
                                                           contract be used primarily for
                                                           rollover and direct transfer
                                                           contributions.
                                                         o Additional catch-up contributions
                                                           of up to $1,000 per calendar
                                                           year where the owner is at least
                                                           age 50 at any time during the
                                                           calendar year for which the con-
                                                           tribution is made.
---------------------------------------------------------------------------------------------------------
Rollover TSA      o Direct transfers of pre-tax funds    o Additional rollover or direct
                    from another contract or               transfer contributions may be
                    arrangement under Section              made up to attainment of age 81
                    403(b) of the Internal Revenue         or, if later, the first contract date
                    Code, complying with IRS Rev-          anniversary.*
                    enue Ruling 90-24.
                                                         o Rollover or direct transfer contri-
                  o Eligible rollover distributions of     butions after age 70-1/2 must be
                    pre-tax funds from other 403(b)        net of any required minimum
                    plans.                                 distributions.
                  o Subsequent contributions may         o We do not accept employer-
                    also be rollovers from qualified       remitted contributions.
                    plans, governmental employer
                    457(b) plans and traditional
                    IRAs.
---------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

------------------------------------------------------------------------------------------
                 Available
                 for annuitant
Contract type    issue ages*           Minimum contributions
------------------------------------------------------------------------------------------
QP               20 through 70         o $10,000 (initial)
                                       o $500 (additional)
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                      Limitations on
Contract type    Source of contributions              contributions+
------------------------------------------------------------------------------------------
QP               o Only transfer contributions        o A separate QP contract must be
                   from other investments within        established for each plan
                   an existing defined                  participant.
                   contribution qualified plan
                   trust.                             o We do not accept regular ongoing
                                                        payroll contributions or
                 o The plan must be qualified           contributions directly from the
                   under Section 401(a) of the          employer.
                   Internal Revenue Code.
                                                      o Only one additional transfer
                 o For 401(k) plans, transferred        contribution may be made during a
                   contributions may not include        contract year.
                   any after-tax contributions,
                   including designated Roth          o No additional transfer contribu-
                   contributions.                       tions after participants attainment
                                                        of age 71 or, if later, the first
                                                        contract date anniversary.

                                                      o Contributions after age 70-1/2 must
                                                        be net of any required minimum
                                                        distributions.

                                                      o We do not accept contributions from
                                                        defined benefit plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of
QP contracts.
------------------------------------------------------------------------------------------




+ Additional contributions may not be permitted under certain conditions in your state. If you purchase Guaranteed principal benefit option 2, no contributions are permitted after the six month period beginning on the contract date. Please see Appendix VIII later in this Prospectus to see if additional contributions are permitted in your state.

*    Please see Appendix IX for variations that may apply to your contract.



See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


22 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state. If the Spousal protection feature is available under your contract and is elected, the spouses must be joint owners, one of the spouses must be the annuitant and both must be named as the only primary beneficiaries.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II later in this Prospectus for more information on QP contracts.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealer, are discussed in detail in "More information" later in this Prospectus.


--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain this information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?

You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

                                              Contract features and benefits  23

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Plus(SM) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.



--------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)              Objective
--------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
--------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
--------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
--------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
--------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY(1)
--------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital
                              appreciation, consistent with a prudent level of risk.
--------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.
--------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current
                              income and capital appreciation.
--------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.
 EQUITY(5)
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
--------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
--------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
--------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
--------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
--------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
--------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY(1)                    o ClearBridge Advisors, LLC
                              o Legg Mason Capital Management, Inc.
                              o Marsico Capital Management, LLC
--------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     o BlackRock Financial Management, Inc.
                              o Pacific Investment Management Company
                                LLC
--------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   o A I M Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP
--------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    o Pacific Investment Management Company
                                LLC
                              o Post Advisory Group, LLC
--------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    o AllianceBernstein L.P.
 EQUITY(5)                    o JPMorgan Investment Management Inc.
                              o Marsico Capital Management, LLC
--------------------------------------------------------------------------------



24 Contract features and benefits

--------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)                Objective
--------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE      Long-term growth of capital.
 EQUITY(6)
--------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           Long-term growth of capital.
 GROWTH(7)
--------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           Long-term growth of capital.
 VALUE(8)
--------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP             Long-term growth of capital.
 GROWTH(9)
--------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE(10)   Long-term growth of capital.
--------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)      Long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                Objective
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COMMON      Seeks to achieve long-term growth of capital.
 STOCK
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH      Seeks to provide a high total return.
 AND INCOME++
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERME-    Seeks to achieve high current income consistent with
 DIATE GOVERNMENT SECURITIES     relative stability of principal.
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNA-    Seeks to achieve long-term growth of capital.
 TIONAL
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE       Seeks to achieve long-term growth of capital.
 CAP GROWTH
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY     Seeks to achieve high current income consistent with
 BOND                            moderate risk to capital.
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL       Seeks to achieve long-term growth of capital.
 CAP GROWTH
--------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE       Seeks capital appreciation.
--------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE LONG/     Seeks to increase value through bull markets and bear
 SHORT EQUITY                    markets using strategies that are designed to limit expo-
                                 sure to general equity market risk.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AXA Premier VIP Trust            Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                applicable)
--------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP CORE      o AllianceBernstein L.P.
 EQUITY(6)                       o Janus Capital Management LLC
                                 o Thornburg Investment Management, Inc.
--------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           o RCM Capital Management LLC
 GROWTH(7)                       o TCW Investment Management Company
                                 o T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP           o AllianceBernstein L.P.
 VALUE(8)                        o Institutional Capital LLC
                                 o MFS Investment Management
--------------------------------------------------------------------------------
MULTIMANAGER MID CAP             o AllianceBernstein L.P.
 GROWTH(9)                       o Franklin Advisers, Inc.
                                 o Provident Investment Counsel, Inc.
--------------------------------------------------------------------------------
MULTIMANAGER MID CAP VALUE(10)   o AXA Rosenberg Investment Management LLC
                                 o TCW Investment Management Company
                                 o Wellington Management Company, LLP
--------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)      o Firsthand Capital Management, Inc.
                                 o RCM Capital Management LLC
                                 o Wellington Management Company, LLP
--------------------------------------------------------------------------------
EQ Advisors Trust                Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                applicable)
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COMMON      o AllianceBernstein L.P.
 STOCK
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH      o AllianceBernstein L.P.
 AND INCOME++
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERME-    o AllianceBernstein L.P.
 DIATE GOVERNMENT SECURITIES
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTERNA-    o AllianceBernstein L.P.
 TIONAL
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE       o AllianceBernstein L.P.
 CAP GROWTH
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY     o AllianceBernstein L.P.
 BOND
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL       o AllianceBernstein L.P.
 CAP GROWTH
--------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE       o AllianceBernstein L.P.
--------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II         o Ariel Capital Management, LLC
--------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE LONG/     o AXA Rosenberg Investment Management LLC
 SHORT EQUITY
--------------------------------------------------------------------------------


                                               Contract features and benefits 25

--------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)              Objective
--------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks capital appreciation and secondarily, income.
 EQUITY(12)
--------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     Seeks to provide current income and long-term growth of
 VALUE(13)                     income, accompanied by growth of capital.
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks a combination of growth and income to achieve an
 INCOME                        above-average and consistent total return.
--------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks long-term capital appreciation.
 RESPONSIBLE
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            To achieve long-term growth of capital.
 INTERNATIONAL+
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   Seeks to achieve long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       Seeks to achieve long-term growth of capital.
 EQUITY++
--------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD   Seeks to maximize current income.
 BOND
--------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            Seeks a total return before expenses that approximates
                               the total return performance of the S&P 500 Index,
                               including reinvestment of dividends, at a risk level consis-
                               tent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     Seeks capital growth and current income.
 BOND
--------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             Seeks long-term capital growth.
--------------------------------------------------------------------------------------------
EQ/FI MID CAP                  Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+           Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME             Seeks to maximize income while maintaining prospects
                               for capital appreciation.
--------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE    Seeks long-term total return.
--------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON FOUND-   Primarily seeks capital appreciation and secondarily seeks
 ING STRATEGY(**)              income.
--------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-    Seeks to achieve capital appreciation.
 SITIONS
--------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.
 VALUE
--------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++    Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-
                               erate risk to capital and maintenance of liquidity.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              applicable)
--------------------------------------------------------------------------------

EQ/BLACKROCK BASIC VALUE       o BlackRock Investment Management, LLC
 EQUITY(12)
--------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL     o BlackRock Investment Management Interna-
 VALUE(13)                       tional Limited
--------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, LLC
 INCOME
--------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            o Calvert Asset Management Company, Inc.
 RESPONSIBLE                   o Bridgeway Capital Management, Inc.
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH     o Capital Guardian Trust Company
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            o Capital Guardian Trust Company
 INTERNATIONAL+
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH   o Capital Guardian Trust Company
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.       o Capital Guardian Trust Company
 EQUITY++
--------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH YIELD   o Caywood-Scholl Capital Management
 BOND
--------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE      o Davis Selected Advisers, L.P.
--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX            o AllianceBernstein L.P.
--------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL     o Evergreen Investment Management
 BOND                            Company, LLC
                               o First International Fund Advisors (dba
                                 "Evergreen International")
--------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA             o Evergreen Investment Management
                                 Company, LLC
--------------------------------------------------------------------------------
EQ/FI MID CAP                  o Fidelity Management & Research Company
--------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+           o Fidelity Management & Research Company
--------------------------------------------------------------------------------
EQ/FRANKLIN INCOME             o Franklin Advisers, Inc.
--------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE    o Franklin Advisory Services, LLC
--------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON FOUND-   o AXA Equitable
 ING STRATEGY(**)
--------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND ACQUI-    o GAMCO Asset Management Inc.
 SITIONS
--------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         o GAMCO Asset Management Inc.
 VALUE
--------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        o MFS Investment Management.
--------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++    o Janus Capital Management LLC
--------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o JPMorgan Investment Management Inc.
--------------------------------------------------------------------------------


26 Contract features and benefits

--------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)               Objective
--------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE               Long-term capital appreciation.
 OPPORTUNITIES
--------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY      Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/LONG TERM BOND               Seeks to maximize income and capital appreciation
                                through investment in long-maturity debt obligations.
--------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       Capital appreciation and growth of income without
 INCOME                         excessive fluctuation in market value.
--------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE   Capital appreciation and growth of income with reason-
                                able risk.
--------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    Capital appreciation.
--------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS                Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH          Seeks to provide long-term capital growth.
 COMPANIES+
--------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+         Seeks long-term growth of capital with a secondary
                                objective to seek reasonable current income. For purposes
                                of this Portfolio, the words "reasonable current income"
                                mean moderate income.
--------------------------------------------------------------------------------------------
EQ/MONEY MARKET                 Seeks to obtain a high level of current income, preserve
                                its assets and maintain liquidity.
--------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            Seeks to achieve capital appreciation.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES                Seeks capital appreciation, which may occasionally be
                                short-term, and secondarily, income.
--------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           Seeks capital appreciation.
--------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks long-term capital appreciation.
 OPPORTUNITY
--------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      Seeks capital appreciation.
 SMALL CAP
--------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN            Seeks maximum real return consistent with preservation
                                of real capital and prudent investment management.
--------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          Seeks current income with reduced volatility of principal.
--------------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+             Seeks capital appreciation.
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+        Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          Seeks to replicate as closely as possible (before the
                                deduction of portfolio expenses) the total return of the
                                Russell 2000 Index.
--------------------------------------------------------------------------------------------
EQ/TCW EQUITY++                 Seeks to achieve long-term capital appreciation.
--------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH             Seeks long-term capital growth.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ Advisors Trust               Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               applicable)
--------------------------------------------------------------------------------
EQ/JPMORGAN VALUE               o JPMorgan Investment Management Inc.
 OPPORTUNITIES
--------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY      o Legg Mason Capital Management, Inc.
--------------------------------------------------------------------------------
EQ/LONG TERM BOND               o BlackRock Financial Management, Inc.
--------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND       o Lord, Abbett & Co. LLC
 INCOME
--------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP CORE   o Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE    o Lord, Abbett & Co. LLC
--------------------------------------------------------------------------------
EQ/MARSICO FOCUS                o Marsico Capital Management, LLC
--------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH          o MFS Investment Management
 COMPANIES+
--------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+         o MFS Investment Management
--------------------------------------------------------------------------------
EQ/MONEY MARKET                 o The Dreyfus Corporation
--------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL            o Montag & Caldwell, Inc.
 GROWTH
--------------------------------------------------------------------------------
EQ/MUTUAL SHARES                o Franklin Mutual Advisers, LLC
--------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL           o OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      o OppenheimerFunds, Inc.
 OPPORTUNITY
--------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET      o OppenheimerFunds, Inc.
 SMALL CAP
--------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN            o Pacific Investment Management Company,
                                  LLC
--------------------------------------------------------------------------------
EQ/SHORT DURATION BOND          o BlackRock Financial Management, Inc.
--------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+             o Lazard Asset Management LLC
                                o Franklin Advisory Services, LLC
--------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+        o Bear Stearns Asset Management Inc.
                                o Eagle Asset Management, Inc.
                                o Wells Capital Management, Inc.
--------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX          o AllianceBernstein L.P.
--------------------------------------------------------------------------------
EQ/TCW EQUITY++                 o TCW Investment Management Company
--------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH             o Templeton Global Advisors Limited
--------------------------------------------------------------------------------


                                               Contract features and benefits 27

--------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                Objective
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Seeks to achieve total return through capital appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           Capital growth and income.
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING MAR-      Seeks long-term capital appreciation.
 KETS EQUITY
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            Capital growth.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY        Seeks long-term capital appreciation.
 SMALL CAP++
--------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                    Objective
--------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II++   Seeks to provide above average current income and long-
                                 term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,
                                 including real estate investment trusts.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
EQ Advisors Trust                Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                applicable)
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         o UBS Global Asset Management
                                   (Americas) Inc.
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           o Morgan Stanley Investment
                                   Management Inc.
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING MAR-      o Morgan Stanley Investment
 KETS EQUITY                       Management Inc.
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            o Morgan Stanley Investment
 GROWTH                            Management Inc.
--------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY        o Wells Capital Management Inc.
 SMALL CAP++
--------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                   Investment Manager
--------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II++   o Van Kampen (is the name under which Mor-
                                   gan Stanley Investment Management Inc.
                                   does business in certain situations)
--------------------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.



---------------------------------------------------
 FN     Portfolio Name until May 29, 2007
---------------------------------------------------
        (1) AXA Premier VIP Aggressive Equity
---------------------------------------------------
        (2) AXA Premier VIP Core Bond
---------------------------------------------------
        (3) AXA Premier VIP Health Care
---------------------------------------------------
        (4) AXA Premier VIP High Yield
---------------------------------------------------
        (5) AXA Premier VIP International Equity
---------------------------------------------------
        (6) AXA Premier VIP Large Cap Core Equity
---------------------------------------------------
        (7) AXA Premier VIP Large Cap Growth
---------------------------------------------------
        (8) AXA Premier VIP Large Cap Value
---------------------------------------------------
        (9) AXA Premier VIP Mid Cap Growth
---------------------------------------------------
       (10) AXA Premier VIP Mid Cap Value
---------------------------------------------------
       (11) AXA Premier VIP Technology
---------------------------------------------------
       (12) EQ/Mercury Basic Value Equity
---------------------------------------------------
       (13) EQ/Mercury International Value
---------------------------------------------------



** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


28 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VIII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum ranges from 1% to 3%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2007 is 3%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if, on the date the contribution or transfer is to be applied, the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers, even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VIII later in this Prospectus to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

Under the Special 10 year fixed maturity option (which is available only under contracts that offer GPB Option 2), additional contributions will have the same maturity date as your initial contribution (See "The guaranteed principal benefits," below). The rate to maturity you will receive for each additional contribution is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.


On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) Plus(SM) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2007, the next available maturity date was February 15, 2008. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value


                                              Contract features and benefits  29
adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for withdrawal charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.


We provide an illustration of the market adjusted amounts of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS

You may choose from among three ways to allocate your contributions under your contract: self-directed, the guaranteed principal benefits, or dollar cost averaging. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION


You may allocate your contributions to one or more, or all, of the variable investment options, the guaranteed interest option (subject to restrictions in certain states--see Appendix VIII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. If the annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

THE GUARANTEED PRINCIPAL BENEFITS (INCLUDING PRINCIPAL ASSURANCE)

We offer a Guaranteed principal benefit ("GPB") with two options. See Appendix VIII later in this Prospectus for more information on state availability and Appendix IX for contract variation and/or availability of these benefits. You may only elect one of the GPBs. We will not offer either GPB when the rate to maturity for the applicable fixed maturity option is 3%. Both GPB options allow you to allocate a portion of your contribution or contributions to the variable investment options, while ensuring that your account value will at least equal your contributions adjusted for withdrawals and transfers on a specified date. GPB Option 2 generally provides you with the ability to allocate more of your contributions to the variable investment options than could be allocated using GPB Option 1 (also known as Principal assurance). If you elect either GPB, you may not elect the Guaranteed minimum income benefit, Principal Protector(SM), the systematic withdrawals option or the substantially equal withdrawals option. However, certain existing contract owners who elected GPB are not subject to these restrictions. See Appendix IX for information on what applies under your contract.


You may elect GPB Option 1 when the contract is issued (after age 75, only the 7-year fixed maturity option is available; for QP the annuitant must be age 70 or younger when the contract is issued). You may elect GPB Option 2 only if the annuitant is age 75 (70 for QP contracts) or younger when the contract is issued. If you are purchasing an IRA, QP or Rollover TSA contract, before you either purchase GPB Option 2 or elect GPB Option 1 with a maturity year that would extend beyond the year in which you will reach age 70-1/2, you should consider whether your value in the variable investment options, guaranteed interest option and permissible funds outside this contract are sufficient to meet your required minimum distributions. See "Tax information" later in this Prospectus. If you elect GPB Option 2 and change ownership of the contract, GPB Option 2 will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


GUARANTEED PRINCIPAL BENEFIT OPTION 1 (UNDER CERTAIN CONTRACTS, THIS FEATURE IS CALLED "PRINCIPAL ASSURANCE"). Under GPB Option 1, you select a fixed maturity option at the time you sign your application. We


30  Contract features and benefits
specify the portion of your initial contribution (plus any applicable portion of the credit we pay) to be allocated to that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution (plus any credit paid under your contract) on the fixed maturity option's maturity date. The percentage of your contribution allocated to the fixed maturity option will be calculated based upon the rate to maturity then in effect for the fixed maturity option you choose. Your contract will contain information on the amount of your contribution allocated to the fixed maturity option. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. If you make any withdrawals or transfers from the fixed maturity option before the option's maturity date, the amount in the fixed maturity option will be adjusted and may no longer grow to equal your initial contribution under GPB Option 1. You may allocate the remainder of your initial contribution to the variable investment options and guaranteed interest option however you choose (unless you elect a dollar cost averaging program, in which case the remainder of your initial contribution must be allocated to the dollar cost averaging program). Upon the maturity date of the fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." There is no charge for GPB Option 1. If GPB option 1 continues under the successor owner/ annuitant feature, the account value will be reduced by the amount of any Credit attributable to any contributions made within one year of your death. If any portion of the Credit must be recovered from the fixed maturity option selected under GPB Option 1, the amount in the fixed maturity option may not grow to equal your initial contribution plus any applicable credit under GPB option 1.

GUARANTEED PRINCIPAL BENEFIT OPTION 2. You may purchase GPB Option 2 at the time you apply for your contract. IF YOU PURCHASE GPB OPTION 2, YOU MAY NOT MAKE ADDITIONAL CONTRIBUTIONS TO YOUR CONTRACT AFTER SIX MONTHS FROM THE CONTRACT ISSUE DATE OR AT ANY EARLIER TIME IF AT SUCH TIME THE THEN APPLICABLE RATE TO MATURITY ON THE SPECIAL 10 YEAR FIXED MATURITY OPTION IS 3%. Therefore, any discussion in this Prospectus that involves any additional contributions after the first six months will be inapplicable. This feature is not available under all contracts.


We specify the portion of your initial contribution (including any applicable portion of the credit we pay), and any additional permitted contributions, to be allocated to a Special 10 year fixed maturity option. Your contract will contain information on the percentage of applicable contributions allocated to the Special 10 year fixed maturity option. You may allocate the rest of your contributions among the investment options (other than the Special 10 year fixed maturity option) however you choose, as permitted under your contract and other than the Investment simplifier (unless you elect a dollar cost averaging program, in which case all contributions, other than amounts allocated to the Special 10 year fixed maturity option, must be allocated to the dollar cost averaging program). The Special 10 year fixed maturity option will earn interest at the specified rate to maturity then in effect.

If on the 10th contract date anniversary, your annuity account value is less than the amount that is guaranteed under GPB Option 2, we will increase your annuity account value to be equal to the guaranteed amount under GPB Option 2. Any such additional amounts added to your annuity account value will be allocated to the EQ/Money Market investment option. After the maturity date of the Special 10 year fixed maturity option, the guarantee under GPB Option 2 will terminate. Upon the maturity date of the Special 10 year fixed maturity option, you will be provided with the same notice and the same choices with respect to the maturity value as described above under "Your choices at the maturity date." The guaranteed amount under GPB Option 2 is equal to your initial contribution adjusted for any additional permitted contributions (excluding any credit applied to your contract), transfers out of the Special 10 year fixed maturity option and withdrawals from the contract (see "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus). Any transfers or withdrawals from the Special 10 year fixed maturity option will also be subject to a market value adjustment (see "Market value adjustment" under "Fixed maturity options" above in this section).

Once you purchase the Guaranteed principal benefit option 2, you may not voluntarily terminate this benefit. GPB Option 2 will terminate if the contract terminates before the maturity date of the Special 10 year fixed maturity option. If the owner and the annuitant are different people and the owner dies before the maturity date of the Special 10 year fixed maturity option, we will continue GPB Option 2 only if the contract can continue through the maturity date of the Special 10 year fixed maturity option. If the contract cannot so continue, we will terminate GPB Option 2. GPB Option 2 will continue where there is a successor owner/annuitant. However, the account value will be reduced by the amount of any Credit attributable to any contributions made within one year of your death. If any portion of the Credit must be recovered from the Special 10-year fixed maturity option, the fixed maturity amount would be affected; however, the guaranteed amount under GPB option 2 will not be affected. GPB Option 2 will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a fee associated with GPB Option 2 (see "Charges and expenses" later in this Prospectus). You should note that the purchase of GPB Option 2 is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued. If you later decide that you would like to make additional contributions to the Accumulator(R) Plus(SM) contract, we may permit you to purchase another contract. If we do, however, you should note that we do not reduce or waive any of the charges on the new contract, nor do we guarantee that the features available under this contract will be available under the new contract. This means that you might end up paying more with respect to certain charges than if you had simply purchased a single contract (for example, the administrative charge).

The purchase of GPB Option 2 is also not appropriate if you plan on terminating your contract before the maturity date of the Special 10

                                              Contract features and benefits  31
year fixed maturity option. In addition, because we prohibit contributions to your contract after the first six months, certain contract benefits that are dependent upon contributions or account value will be limited (for example the amount of your credit, the Guaranteed death benefits and Protection Plus). You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option or other fixed maturity options, the purchase of GPB Option 2 may not be appropriate because of the guarantees already provided by these options. In addition, GPB Option 2 protects only contributions (not including the credit), and therefore your account value would have to decline in an amount greater than the credit in order for the benefit to apply. An example of the effect of GPB Option 1 and GPB Option 2 on your annuity contract is included in Appendix VI later in this Prospectus.

DOLLAR COST AVERAGING

We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.


If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

INVESTMENT SIMPLIFIER

Fixed-dollar option. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. The fixed-dollar option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


Interest sweep option. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. On the last day of each month, we check to see whether you have at least $7,500 in the guaranteed interest option. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.
                      ----------------------------------
You may not currently participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. If you elect a GPB, you may also elect the General dollar cost averaging program. If you elect either of these programs, everything other than amounts allocated to the fixed maturity option under the GPB must be allocated to that dollar cost averaging program. You may still elect the Investment simplifier for amounts transferred from investment options (other than the fixed maturity option under the GPB you have elected), and, for GPB Option 1, you may also elect Investment simplifier for subsequent contributions. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit (or the "Living Benefit") base" below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VIII later in this Prospectus for more information on state availability.


32  Contract features and benefits

CREDITS
A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. If you elected Principal Protector(SM) the credit amounts attributable to your contributions are not included for purposes of calculating your Guaranteed withdrawal benefit ("GWB") (see "Principal Protector(SM)" later in this Prospectus for more information) benefit base.
The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:


--------------------------------------------------------------------------------
                                       Credit percentage
First year total contributions*         applied to
         Breakpoints                  contributions+
--------------------------------------------------------------------------------
Less than $500,000                           4%
$500,000-$999,999.99                        4.5%
$1 million or more                           5%
--------------------------------------------------------------------------------


----------------------

* First year total contributions means your total contributions made in the first contract year.

+ If you already own an Accumulator(R) Plus contract, the credit percentages applied to your contributions may be higher. See Appendix IX for the credit percentages that apply to your contract.

The percentage of the credit is based on your first year total contributions. If you purchase GPB Option 2, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to an additional contribution only to the extent that the sum of that contribution and all prior contributions to which no Credit was applied exceeds the total withdrawals made from the contract since the issue date.(1) Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:


o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:

   o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

   o For any subsequent contribution that results in your total contri-butions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

   o If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

   o The "Indication of intent" approach to first year contributions is not available in all states. Please see Appendix VIII later in this Prospectus for information on state availability.

o  No indication of intent:

   o For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

   o For any subsequent contribution that results in a higher applicable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:


o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus)(2)


o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VIII later in this Prospectus for information on state variations.


o If the annuitant dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such Credit.(3) See "Guaranteed principal benefit option 1" and "Guaranteed principal benefit option 2" earlier in this section; "Guaranteed minimum death benefit," "Principal Protector(SM)" and "Protection Plus(SM)" later in this section; and "Your beneficiary and payment of benefit"; "Successor owner and annuitant"; "Spousal protection"; and "Beneficiary continuation option" in "Payment of death benefit," later in this Prospectus.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, the fixed maturity options in order of the


----------------------


(1) See Appendix IX later in this Prospectus for contract variations. The application of this net crediting feature is subject to state approval.

(2) The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

(3) Recovery of such credit is subject to state approval. See Appendix IX later in this Prospectus for contract variations.


                                              Contract features and benefits  33
earliest maturing date(s), any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the Special 10 year fixed maturity option. A market value adjustment may apply to withdrawals from the fixed maturity options.


We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit (known as the "Living Benefit" under certain existing contracts) and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and an enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6% (OR 5%) ROLL-UP TO AGE 85 (USED FOR THE 6% ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF THE 6% (OR 5%) ROLL-UP TO AGE 85 ENHANCED DEATH BENEFIT OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o your initial contribution and any additional contributions to the contract;
  plus

o daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


The effective annual roll-up rate credited to this benefit base is:


o 6% (or 5%) with respect to the variable investment options (other than EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond); the effective annual rate is 4% in Washington. Please see Appendix VIII later in this Prospectus to see what roll-up rate applies in your state or Appendix IX for what applies to your contract; and

o 3% with respect to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond, the fixed maturity options, the Special 10 year fixed maturity option, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF THE 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:


o your initial contribution to the contract and any additional contributions,

                                      or

o your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant's 85th birthday, plus any contributions made since the most recent Annual Ratchet, less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

GREATER OF THE 6% (OR 5%) ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% (or 5%) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


34  Contract features and benefits

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.

We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base your RollUp benefit will not be eligible for another reset for five years. If after your death your spouse continues this contract as Successor owner/annuitant, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is annuitant age 75.


It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

The Roll-Up benefit base for both the Greater of enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


For information about whether the Guaranteed death benefit/
Guaranteed minimum income benefit roll-up benefit base reset is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum death benefit/ guaranteed minimum income benefit roll-up benefit base reset is also subject to state approval. Please contact your financial professional for more information about availability in your state.

ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the annuitant's (and any joint annuitant's) age and sex in certain instances.

GUARANTEED MINIMUM INCOME BENEFIT OPTION


(DEPENDING ON WHEN YOU PURCHASED YOUR CONTRACT, THIS BENEFIT MAY BE CALLED THE "LIVING BENEFIT." SEE APPENDIX IX LATER IN THIS PROSPECTUS FOR MORE INFORMATION.)


The Guaranteed minimum income benefit is available if the annuitant is age 20 through 75 at the time the contract is issued. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


This feature is not available if you elect a GPB option or Principal Protector(SM). If you are an existing contract owner, the Guaranteed minimum income benefit rider may have been available with Principal assurance.

If the annuitant was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised. If the owner and annuitant are different in an NQ contract, there may be circumstances where the benefit may not be exercisable after an owner's death.

Depending on when you purchased your contract, if you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information. Also, for more information about when the Guaranteed minimum income benefit will terminate under your contract, please see Appendix IX later in this Prospectus.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. If you are an existing contract owner, your options may be different. See Appendix IX later in this Prospectus for more information. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the annuitant's age as follows:


                                              Contract features and benefits  35

--------------------------------------------
              Level payments
--------------------------------------------
                         Period certain
                             years
                     -----------------------
  Annuitant's age at
      exercise           IRAs         NQ
-------------------------------------------
    75 and younger       10          10
          76              9          10
          77              8          10
          78              7          10
          79              7          10
          80              7          10
          81              7           9
          82              7           8
          83              7           7
          84              6           6
          85              5           5
--------------------------------------------

We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit, should be regarded as a safety net only. It provides income protection if you elect an income payout while the annuitant is alive.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base less, any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". Subject to state availability, in general, if your account value falls to zero, (except, as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year), the Guaranteed minimum income benefit will be exercised automatically, based on the annuitant's current age and benefit base, as follows:


o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);


o On the contract date anniversary following the annuitant's 85th birthday.

For information about whether the Guaranteed minimum income benefit no lapse guarantee is available under your contract, please see Appendix IX later in this Prospectus. The availability of the Guaranteed minimum income benefit no lapse guarantee is dependent on when, and in what state, you purchased your contract. Please see Appendices VIII and IX, later in this Prospectus.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male annuitant age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options (including the Special 10 year fixed maturity option, if available) or the loan reserve account under Rollover TSA contracts.


36  Contract features and benefits

-----------------------------------------------------
                                Guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
-----------------------------------------------------
            10                    $11,891
            15                    $18,597
-----------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us along with all required information within 30 days following your contract date anniversary in order to exercise this benefit. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. You will be eligible to exercise the Guaranteed minimum income benefit during your life and the annuitant's life, as follows:


o If the annuitant was at least age 20 and not older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If the annuitant was at least age 45 and not older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after the annuitant is age 60.


o If the annuitant was at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's 85th birthday;


(ii) if the annuitant was age 75 when the contract was issued or the Roll-Up benefit base was reset, if applicable, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following the annuitant's attainment of age 85.


(iii) for Accumulator(R) Plus(SM) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Plus(SM) QP contract into an Accumulator(R) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise. However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee (if available), a rollover into an IRA will not be effected and payments will be made directly to the trustee;

(iv) for Accumulator(R) Plus(SM) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Plus(SM) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(v) if you reset the Roll-Up benefit base (if available and as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a successor owner/annuitant may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which the original annuitant could have exercised the benefit. In addition, the successor owner/annuitant must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The successor owner/annuitant's age on the date of the annuitant's death replaces the annuitant's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules. If Spousal Protection is available under your contract and is elected, and the spouse who is the annuitant dies, the above rules apply if the contract is continued by the surviving spouse as the successor owner annuitant; and


(vii) if you are the owner but not the annuitant and you die prior to exercise, then the following applies:


     o A successor owner who is not the annuitant may not be able to exercise the guaranteed minimum income benefit without causing a tax problem. You should consider naming the annuitant as successor owner, or if you do not name a successor owner, as the sole primary beneficiary. You should carefully review your successor owner and/or beneficiary designations at least one year prior to the first contract date anniversary on which you could exercise the benefit.

     o If the successor owner is the annuitant, the guaranteed minimum income benefit continues only if the benefit could be exercised under the rules described above on a contract date anniversary that is within one year following the own-


                                              Contract features and benefits  37
          er's death. This would be the only opportunity for the successor owner to exercise. If the guaranteed minimum income benefit cannot be exercised within this timeframe, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.


     o If you designate your surviving spouse as successor owner, the guaranteed minimum income benefit continues and your surviving spouse may exercise the benefit according to the rules described above, even if your spouse is not the annuitant and even if the benefit is exercised more than one year after your death. If your surviving spouse dies prior to exercise, the rule described in the previous bullet applies.


     o A successor owner or beneficiary that is a trust or other non-natural person may not exercise the benefit; in this case, the benefit will terminate and the charge for it will no longer apply as of the date we receive proof of your death and any required information.

See "When an NQ contract owner dies before the annuitant" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

GUARANTEED MINIMUM DEATH BENEFIT


Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions (adjusted for any withdrawals and any withdrawal charges, and any taxes that apply). The standard death benefit is the only death benefit available for annuitant ages 76 to 80 at issue. If you are an existing contract owner, the applicable issue ages may be different. Please see Appendix IX later in this Prospectus for more information. Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the guaranteed death benefits, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment, OR your elected guaranteed death benefit on the date of the annuitant's death (adjusted for any subsequent withdrawals, withdrawal charges and taxes that apply) whichever provides the higher amount. If you elect the Spousal protection option, if available, the Guaranteed minimum death benefit is based on the age of the older spouse, who may or may not be the annuitant, for the life of the contract. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.


If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the annuitant dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any Credits applied in the one-year period prior to death.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR ANNUITANTS AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 70 AT ISSUE OF QP CONTRACTS. IF YOU ALREADY OWN A CONTRACT, YOUR AVAILABLE ISSUE AGES MAY HAVE BEEN OLDER AT THE TIME YOU PURCHASED YOUR CONTRACT.

Subject to state availability (please see Appendix VIII later in this Prospectus for contract and state availability of these benefits), you may elect one of the following enhanced death benefits:


o Annual Ratchet to age 85.


o 6% Roll-Up to age 85. (no longer available)

o The Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85. (no longer available)

o The Greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.


If you elect Principal Protector(SM), only the standard death benefit and the Annual Ratchet to Age 85 enhanced death benefit are available.


Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced minimum death benefit.

PROTECTION PLUS(SM)


Subject to state and contract variation availability (see Appendices VIII and IX later in this Prospectus for more information), if you are pur-


38  Contract features and benefits
chasing a contract, under which the Protection Plus(SM) feature is available, you may elect the Protection Plus(SM) death benefit at the time you purchase your contract. Protection Plus(SM) provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Protection Plus(SM) feature in an NQ, IRA or Rollover TSA contract. Once you purchase the Protection Plus(SM) feature, you may not voluntarily terminate the feature. If you elect Principal Protector(SM), the Protection Plus(SM) feature is not available.


Depending on when you purchased your contract, if you elect the Protection Plus(SM) option described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.


If the annuitant is 70 or younger when we issue your contract (or if the successor owner/annuitant is 70 or younger when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:

the greater of:

o the account value or

o any applicable death benefit

Increased by:

o  such death benefit less total net contributions, multiplied by 40%.


For purposes of calculating your Protection Plus(SM) benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the successor owner/annuitant election not been made plus any subsequent contributions) adjusted for each withdrawal that exceeds your Protection Plus(SM) earnings. "Net contributions" are reduced by the amount of that excess. Protection Plus(SM) earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal and (b) is the net contributions as adjusted by any prior withdrawals (credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death. If you are an existing contract owner and not a new purchaser, your net contributions may be reduced on a pro rata basis to reflect withdrawals (including withdrawal charges and any TSA loans). For information about what applies to your contract, see Appendix IX later in this Prospectus.


For purposes of calculating the Protection Plus(SM) benefit, if any contributions are made in the one-year period prior to death of the annuitant, the account value will not include any Credits applied in the one-year period prior to death.


If the annuitant is age 71 through 75 (this age may be higher under certain existing contracts) when we issue your contract (or if the successor owner/annuitant is between the ages of 71 and 75 when he or she becomes the successor owner/annuitant and Protection Plus(SM) had been elected at issue), the death benefit will be:


the greater of:

o the account value or

o any applicable death benefit

Increased by:

o such death benefit (as described above) less total net contributions, multiplied by 25%.

The value of the Protection Plus(SM) death benefit is frozen on the first contract date anniversary after the annuitant turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000-$16,000).

For an example of how the Protection Plus(SM) death benefit is calculated, please see Appendix VII.

If you elect Spousal protection, the Protection Plus(SM) benefit is based on the age of the older spouse, who may or may not be the annuitant. Upon the death of the non-annuitant spouse, the account value will be increased by the value of the Protection Plus(SM) benefit as of the date we receive due proof of death. Upon the death of the annuitant, the value of the Protection Plus(SM) benefit is either added to the death benefit payment or to the account value if Successor owner/annuitant is elected. If the surviving spouse elects to continue the contract, the benefit will be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract if the surviving spouse is age 75 or older, the benefit will terminate and the charge will no longer be in effect. See "Spousal protection" in "Payment of death benefit" later in this Prospectus for more information.

Protection Plus(SM) must be elected when the contract is first issued; neither the owner nor the successor owner/annuitant can add it subsequently. Ask your financial professional or see Appendix VIII later in this Prospectus to see if this feature is available in your state.

PRINCIPAL PROTECTOR(SM)

As described below, Principal Protector(SM) provides for recovery of your total contributions through withdrawals, even if your account value falls to zero, provided that during each contract year, your total withdrawals do not exceed your Guaranteed Annual withdrawal amount. Principal Protector(SM) is not an automated withdrawal program. You may request a withdrawal through any of our available withdrawal methods. See "Withdrawing your account value" in "Accessing your money" later in this Prospectus. All withdrawals reduce your account value and the guaranteed minimum death benefit.

Principal Protector(SM) may be elected at contract issue, for an additional charge, if the annuitant is age 0 through 80 for NQ contracts or age 20 through 75 for all IRA contracts. Please see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus for a description of the charge and when it applies. If you elect this benefit, you cannot terminate it.

                                              Contract features and benefits  39

If you are an existing contract owner, this feature may not be available under your contract. See Appendix IX later in this Prospectus for more information.


If you die, and your beneficiary elects the Beneficiary continuation option, if available, your beneficiary may continue Principal Protector(SM) provided that the beneficiary was 75 or younger on the original contract date. If the beneficiary was older, Principal Protector(SM) will terminate without value even if the GWB benefit base is greater than zero. In the case of multiple beneficiaries, any beneficiary older than 75 may not continue Principal Protector(SM) and that beneficiary's portion of the GWB benefit base will terminate without value, even if it was greater than zero. The ability to continue Principal Protector(SM) under the Beneficiary continuation option is subject to state availability. When and if it is approved in your state, it will be added to your contract if you had already elected GWB. See "Beneficiary continuation option" under "Payment of death benefit" later in the Prospectus for more information on continuing Principal Protector(SM) under the Beneficiary continuation option.


If you are purchasing this contract as a TSA or QP, Principal Protector(SM) is not available. This benefit is also not available if you elect the Guaranteed minimum income benefit, the Greater of 6% Roll-Up to age 85 and Annual Ratchet to Age 85 enhanced death benefit, Protection Plus(SM), or GPB Option 1 or GPB Option 2. This benefit may not be available under your contract. For more information, please see Appendix IX later in this Prospectus.


If you elect the Principal Protector(SM) option and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

You should not purchase Principal Protector(SM) if you plan to take withdrawals in excess of your GWB Annual withdrawal amount because those withdrawals significantly reduce or eliminate the value of the benefit. See "Effect of GWB Excess withdrawals" below. For traditional IRAs, the Principal Protector(SM) makes provision for you to take lifetime required minimum distributions ("RMDs") without losing the value of the Principal Protector(SM) guarantee, provided you comply with the conditions under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, including utilization of our Automatic RMD service, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

YOUR GWB BENEFIT BASE

At issue, your GWB benefit base is equal to your initial contribution and will increase or decrease, as follows:

o Your GWB benefit base increases by the dollar amount of any additional contributions.

o Your GWB benefit base decreases by the dollar amount of withdrawals.

o Your GWB benefit base may be further decreased if a withdrawal is taken in excess of your GWB Annual withdrawal amount.

o Your GWB benefit base may also be increased under the Optional step up provision.

o Your GWB benefit base may also be increased under the one time step up applicable with the Beneficiary continuation option.

Each of these events is described in detail below. Once your GWB benefit base is depleted, you may continue to make withdrawals from your account value, but they are not guaranteed under Principal Protector(SM).

Credit amounts attributable to your contributions are not included for purposes of calculating your GWB benefit base.

YOUR GWB ANNUAL WITHDRAWAL AMOUNT

Your GWB Annual withdrawal amount is equal to either 5% or 7% ("Applicable percentage"), as applicable, of your initial GWB benefit base, and is the maximum amount that you can withdraw each year without making a GWB Excess withdrawal, as described below. When you purchase your contract, you choose between two available GWB Annual withdrawal options:

o 7% GWB Annual withdrawal option

o 5% GWB Annual withdrawal option

The GWB Annual withdrawal amount may decrease as a result of a GWB Excess withdrawal and may increase as a result of an Automatic reset, additional contributions or a "step up" of the GWB benefit base; each of these transactions are discussed below in detail. Once you elect a GWB Annual withdrawal option, it cannot be changed.

Your GWB Annual withdrawal amounts are not cumulative. If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the GWB Annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF GWB EXCESS WITHDRAWALS

A GWB Excess withdrawal is caused when you withdraw more than your GWB Annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your GWB Annual withdrawal amount, the entire amount of the withdrawal and each subsequent withdrawal in that contract year are GWB Excess withdrawals.

A GWB Excess withdrawal can cause a significant reduction in both your GWB benefit base and your GWB Annual withdrawal amount. If you make a GWB Excess withdrawal, we will recalculate your GWB benefit base and the GWB Annual withdrawal amount. As of the date of the GWB Excess withdrawal, the GWB benefit base is first reduced by the dollar amount of the withdrawal (including any applicable withdrawal charge), and the reduced GWB benefit base and the GWB Annual withdrawal amount are then further adjusted, as follows:

o If the account value after the deduction of the withdrawal is less than the GWB benefit base, then the GWB benefit base is reset equal to the account value.

40  Contract features and benefits

o If the account value after the deduction of the withdrawal is greater than or equal to the GWB benefit base, then the GWB benefit base is not adjusted further.

o The GWB Annual withdrawal amount equals the lesser of: (i) the Applicable percentage of the adjusted GWB benefit base and (ii) the GWB Annual withdrawal amount prior to the GWB Excess withdrawal.

You should not purchase this benefit if you plan to take withdrawals in excess of your GWB Annual withdrawal amount, as such withdrawals significantly reduce or eliminate the value of Principal Protector(SM). If your account value is less than your GWB benefit base (due, for example, to negative market performance), a GWB Excess withdrawal, even one that is only slightly more than your GWB Annual withdrawal amount, can significantly reduce your GWB benefit base and the GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual withdrawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume in contract year four that your account value is $80,000, you have not made any prior withdrawals, and you request an $8,000 withdrawal. Your $100,000 benefit base is first reduced by $8,000 to now equal $92,000. Your GWB benefit base is then further reduced to equal the new account value: $72,000 ($80,000 minus $8,000). In addition, your GWB Annual withdrawal amount is reduced to $5,040 (7% of $72,000), instead of the original $7,000.

Withdrawal charges, if applicable, are applied to the amount of the withdrawal exceeding the GWB Annual withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus. You should further note that a GWB Excess withdrawal that reduces your account value to zero eliminates any remaining value in your GWB benefit base. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA and participate in our Automatic RMD service, and you do not take any other withdrawals, an automatic withdrawal under that program will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, and chooses scheduled payments, such payments will not cause a GWB Excess withdrawal, provided no additional withdrawals are taken. If your beneficiary chooses the "5-year rule" instead of scheduled payments, this waiver does not apply and a GWB Excess withdrawal may occur if withdrawals exceed the GWB Annual withdrawal amounts.

EFFECT OF AUTOMATIC RESET


If you take no withdrawals in the first five contract years, the Applicable percentage to determine your GWB Annual withdrawal amount will be automatically reset at no additional charge. The Applicable percentage under the 7% GWB Annual withdrawal option will be increased to 10%, and the Applicable percentage under the 5% GWB Annual withdrawal option will be increased to 7%. The Applicable percentage is automatically reset on your fifth contract date anniversary, and your GWB Annual withdrawal amount will be recalculated.

If you die before the fifth contract date anniversary, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, if available, the Automatic reset will apply on the fifth contract date anniversary if you have not taken any withdrawals and: (1) your beneficiary chooses scheduled payments and payments have not yet started; or, (2) if your beneficiary chooses the "5-year rule" option and has not taken withdrawals. See "Beneficiary continuation option" in "Payment of death benefit" later in this Prospectus.


EFFECT OF ADDITIONAL CONTRIBUTIONS

Anytime you make an additional contribution, we will recalculate your GWB benefit base and your GWB Annual withdrawal amount. Your GWB benefit base will be increased by the amount of the contribution (credit amounts are not included) and your GWB Annual withdrawal amount will be equal to the greater of
(i) the Applicable percentage of the new GWB benefit base, or (ii) the GWB Annual withdrawal amount in effect immediately prior to the additional contribution.

If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, no additional contributions will be permitted.

OPTIONAL STEP UP PROVISION


Except as stated below, any time after the fifth contract date anniversary, you may request a step up in the GWB benefit base to equal your account value. If your GWB benefit base is higher than the account value as of the date we receive your step up request, no step up will be made. If a step up is made, we may increase the charge for the benefit. For a description of the charge increase, see "Principal Protector(SM) charge" in "Charges and expenses" later in this Prospectus. Once you elect to step up the GWB benefit base, you may not do so again for five complete contract years from the next contract date anniversary. Under both the Spousal protection and the successor owner annuitant features, upon the first death, the surviving spouse must wait five complete contract years from the last step up or from contract issue, whichever is later, to be eligible for a step up.


As of the date of your GWB benefit base step up, your GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and (ii) your GWB Applicable percentage applied to your stepped up GWB benefit base.

It is important to note that a step up in your GWB benefit base may not increase your GWB Annual withdrawal amount. In that situation, the effect of the step up is only to increase your GWB benefit base and support future withdrawals. We will process your step up request even if it does not increase your GWB Annual withdrawal amount, and we will increase the Principal Protector(SM) charge, if applicable. In addition, you will not be eligible to request another step up for five complete contract years. After processing your request, we will send you a confirmation showing the amount of your GWB benefit base and your GWB Annual withdrawal amount.

For example, if you contribute $100,000 at contract issue, your initial GWB benefit base is $100,000. If you elect the 7% GWB Annual with-

                                              Contract features and benefits  41
drawal option, your GWB Annual withdrawal amount is equal to $7,000 (7% of $100,000). Assume you take withdrawals of $7,000 in each of the first five contract years, reducing the GWB benefit base to $65,000. After five contract years, further assume that your account value is $92,000, and you elect to step up the GWB benefit base from $65,000 to $92,000. The GWB Annual withdrawal amount is recalculated to equal the greater of 7% of the new GWB benefit base, which is $6,440 (7% of $92,000), or the current GWB Annual withdrawal amount, $7,000. Therefore, following the step up, even though your GWB benefit base has increased, your GWB Annual withdrawal amount does not increase and remains $7,000.

The Optional step up provision is not available once your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option. However, if you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option, the GWB benefit base will be stepped up to equal the account value, if higher, as of the transaction date that we receive the Beneficiary continuation option election. The account value will be reduced by any Credits applied to contributions made within one year prior to your death before the comparison with the GWB benefit base, for purposes of the GWB benefit base step up. As of the date of the GWB benefit base step up (if applicable) your beneficiary's GWB Annual withdrawal amount will be equal to the greater of (i) your GWB Annual withdrawal amount before the step up, and
(ii) your GWB Applicable percentage applied to the stepped up GWB benefit base. This is a one-time step up at no additional charge.

OTHER IMPORTANT CONSIDERATIONS

o Principal Protector(SM) protects your principal only through withdrawals. Your account value may be less than your total contributions.

o You can take withdrawals under your contract without purchasing Principal Protector(SM). In other words, you do not need this benefit to make withdrawals.

o Amounts withdrawn in excess of your GWB Annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year.

o Withdrawals made under Principal Protector(SM) will be treated, for tax purposes, in the same way as other withdrawals under your contract.

o All withdrawals are subject to all of the terms and conditions of the contract. Principal Protector(SM) does not change the effect of withdrawals on your account value or guaranteed minimum death benefit; both are reduced by withdrawals whether or not you elect Principal Protector(SM). See "How withdrawals are taken from your account value" and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the GWB Annual withdrawal amount in any contract year, you may not add the remainder to your GWB Annual withdrawal amount in any subsequent year.

o GWB Excess withdrawals can significantly reduce or completely eliminate the value of this benefit. See "Effect of GWB Excess withdrawals" above in this section and "Withdrawing your account value" in "Accessing your money" later in this Prospectus.

o If you surrender your contract to receive its cash value, all benefits under the contract will terminate, including Principal Protector(SM) if your cash value is greater than your GWB Annual withdrawal amount. Therefore, when surrendering your contract, you should seriously consider the impact on Principal Protector(SM) when you have a GWB benefit base that is greater than zero.

o If you die and your beneficiary elects the Beneficiary continuation option, then your beneficiary should consult with a tax adviser before choosing to use the "5-year rule." The "5-year rule" is described in "Payment of death benefit" under "Beneficiary continuation option" later in this Prospectus. The GWB benefit base may be adversely affected if the beneficiary makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional to find out what applies in your state.


Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct),
(ii) any guaranteed interest in the guaranteed interest option, and (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that you will forfeit the credit by exercising this right of cancellation.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or


o you change your mind before you receive your contract, whether we have received your contribution or not.


Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.


In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your financial professional can provide you with the cancellation instructions.


42  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total value of the values you have in: (i) the variable investment options; (ii) the guaranteed interest account; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge as well as any optional benefit charges;* (ii) any applicable withdrawal charge; and
(iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.
                      ----------------------------------
* Depending on when you purchased your contract, your account value will be reduced by a pro rata portion of the administrative charge only. See Appendix IX later in this Prospectus for more information.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative, and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions plus the credit;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, if applicable, when we deduct the enhanced death benefit, guaranteed minimum income benefit, GPB Option 2, Principal Protector(SM) and/or Protection Plus(SM) benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION

Your value in the guaranteed interest account at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.


See Appendix VIII later in this Prospectus for any state variations with regard to the termination of your contract.


GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE (not available under all contracts). In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.


PRINCIPAL PROTECTOR(SM) (not available under all contracts)


If you elect Principal Protector(SM) and your account value falls to zero due to a GWB Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, as discussed below, even if your GWB benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWB Excess withdrawal or due to a deduction of charges, please note the following:

                                           Determining your contract's value  43

o If your GWB benefit base equals zero, we will terminate your contract and make no payment.

o If your GWB benefit base is greater than zero but less than or equal to the balance of your GWB Annual withdrawal amount, if any, for that contract year, we will terminate your contract and pay you any remaining GWB benefit base.

o If your GWB benefit base is greater than the balance of your remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay you your GWB Annual withdrawal amount balance and terminate your contract, and we will pay you your remaining GWB benefit base as an annuity benefit, as described below.


o If the Beneficiary continuation option is elected (not available in all states), and the account value falls to zero while there is a remaining GWB benefit base, we will make payments to the beneficiary as follows:


  o If the beneficiary had elected scheduled payments we will continue to make scheduled payments over remaining life expectancy until the GWB benefit base is zero, and the Principal Protector(SM) charge will no longer apply.

  o If the beneficiary had elected the "5-year rule" and the GWB benefit base is greater than the remaining GWB Annual withdrawal amount, if any, for that contract year, we will pay the beneficiary the GWB Annual withdrawal amount balance. We will continue to pay the beneficiary the remaining GWB Annual withdrawal amount each year until the GWB benefit base equals zero, or the contract terminates at the end of the fifth contract year, whichever comes first. Any remaining GWB benefit base at the end of the fifth contract year will terminate without value.


ANNUITY BENEFIT. If the contract terminates and the remaining GWB benefit base is to be paid in installments we will issue you an annuity benefit contract and make annual payments equal to your GWB Annual withdrawal amount on your contract date anniversary beginning on the next contract date anniversary, until the cumulative amount of such payments equals the remaining GWB benefit base (as of the date the contract terminates). The last installment payment may be smaller than the previous installment payments in order for the total of such payments to equal the remaining GWB benefit base.


The annuity benefit supplemental contract will carry over the same owner, annuitant and beneficiary as under your contract. If you die before receiving all of your payments, we will make any remaining payments to your beneficiary. The charge for Principal Protector(SM) will no longer apply.

If at the time of your death the GWB Annual withdrawal amount was being paid to you as an annuity benefit, your beneficiary may not elect the Beneficiary continuation option.

44  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options, subject to the following:

o You may not transfer to a fixed maturity option that has a rate to maturity of 3% or less.


o If the annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If the annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied, the rate to maturity is 3%. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment and affect your GPB.


o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the annuity account value being allocated to the guaranteed interest option, based on the annuity account value as of the previous business day. If you are an existing contract owner, this restriction may not apply. See Appendix IX later in this Prospectus for contract variations.


o No transfers are permitted into the Special 10 year fixed maturity option.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.


The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option, the interest sweep option and dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or


(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1)   the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3)   the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contracts features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values

                            Transferring your money among investment options  45
occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.


Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE


We offer rebalancing, which you can use to automatically reallocate your account value among your investment options. We currently offer two options:
"Option I" and "Option II." Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.

In order to participate in one of our rebalancing programs, you must tell us:


      (a) the percentage you want invested in each investment option (whole percentages only), and

      (b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will

46 Transferring your money among investment options not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers between the guaranteed interest option and the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.


You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.


                            Transferring your money among investment options  47

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE


You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. If you withdraw more than 90% of your contract's current cash value, we will treat it as a request to surrender your contract for its cash value. See "Surrendering your contract to receive its cash value" below. For the potential tax consequences of withdrawals, see "Tax information" later in this Prospectus.


Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals (and transfers out of the Special 10 year fixed maturity option) affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Guaranteed principal benefit option 2," below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                         Method of withdrawal
                   -------------------------------------------------------------
                                                               Lifetime
                                                               required
                                             Substantially     minimum
    Contract       Partial     Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                  Yes           Yes             No              No
--------------------------------------------------------------------------------
Rollover IRA        Yes           Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Con-
 version IRA        Yes           Yes             Yes             No
--------------------------------------------------------------------------------
Rollover
 TSA*               Yes           Yes             No             Yes
--------------------------------------------------------------------------------
QP**                Yes           No              No             Yes
--------------------------------------------------------------------------------



* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.

**   All payments are made to the trust as the owner of the contract.

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). If you already own your contract, the applicable free withdrawal percentage may be higher. See Appendix IX later in this Prospectus for the free withdrawal amount that applies to your contract. Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

SYSTEMATIC WITHDRAWALS
(All contracts except QP contracts)


You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).


You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election. If you already own your contract, the applicable percentages may be higher. See Appendix IX later in this Prospectus for information on what applies to your contract.


We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.


You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. This option is not available if you have elected a guaranteed principal benefit -- if you are an existing contract owner, this restriction may not apply to you. See Appendix IX later in this Prospectus for more information.


SUBSTANTIALLY EQUAL WITHDRAWALS
(All contracts except QP contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should


48  Accessing your money
not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a partial withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a partial withdrawal. We will calculate the new withdrawal amount.

Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge. Depending on when you purchased your contract, this option may not be available if you have elected a guaranteed principal benefit. If you are an existing contract owner, this restriction may not apply. See Appendix IX later in this Prospectus for contract variations.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA and Rollover TSA and QP contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.


Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

FOR CONTRACTS WITH PRINCIPAL PROTECTOR(SM). If you elect Principal Protector(SM), provided no other withdrawals are taken during a contract year in which you participate in our Automatic RMD service, an automatic withdrawal using our service will not cause a GWB Excess withdrawal, even if it exceeds your GWB Annual withdrawal amount. If you take any other withdrawal while you participate in the service, however, this GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, you must elect and maintain participation in our Automatic RMD service at your required beginning date, or the contract date, if your required beginning date has occurred before the contract was purchased. See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest account. If there is insufficient value or no value in the variable investment options and the guaranteed interest account, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options (other than the Special 10 year fixed maturity option, if applicable), in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option).


HOW WITHDRAWALS (AND TRANSFERS OUT OF THE SPECIAL 10 YEAR FIXED MATURITY OPTION) AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED PRINCIPAL BENEFIT OPTION 2

In general, withdrawals will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have

                                                        Accessing your money  49
withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000-$16,000).

Transfers out of the Special 10 year fixed maturity option will reduce GPB Option 2 on a pro rata basis. In addition, if you make a contract withdrawal from the Special 10 year fixed maturity option, we will reduce your GPB Option 2 in a similar manner; however, the reduction will reflect both a transfer out of the Special 10 year fixed maturity option and a withdrawal from the contract. Therefore, the reduction in GPB Option 2 is greater when you take a contract withdrawal from the Special 10 year fixed maturity option than it would be if you took the withdrawal from another investment option.

Similar to the example above, if your account value is $30,000 and you withdraw $12,000 from the Special 10 year fixed maturity option, you have withdrawn 40% of your account value. If your GPB Option 2 benefit was $40,000 before the withdrawal, the reduction to reflect the transfer out of the Special 10 year fixed maturity option would equal $16,000 ($40,000 x .40). The amount used to calculate the reduction to reflect the withdrawal from the contract is $24,000 ($40,000 - $16,000). The reduction to reflect the withdrawal would equal $9,600 ($24,000 x .40), and your new benefit after the withdrawal would be $14,400 ($24,000 - $9,600).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6% (or 5%) Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% (or 5%) Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% (or 5%) or less of the 6% (or 5%) Roll-Up benefit base on the most recent contract date anniversary. Additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% (or 5%) of the benefit base on the most recent anniversary, that entire withdrawal and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% (or 5%) Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.

If you already own your contract, the effect of withdrawals on your Guaranteed minimum income benefit and, Guaranteed minimum death benefit (including the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit) may be different. See Appendix IX later in this Prospectus for information on what applies to your contract.


HOW WITHDRAWALS AFFECT PRINCIPAL PROTECTOR(SM)


If you elect Principal Protector(SM), if available, any withdrawal reduces your GWB benefit base by the amount of the withdrawal. In addition, a GWB Excess withdrawal can significantly reduce your GWB Annual withdrawal amount and further reduce your GWB benefit base. For more information, see "Effect of GWB Excess withdrawals" and "Other important considerations" under "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.


WITHDRAWALS TREATED AS SURRENDERS


If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. Also, under certain contracts, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. If you are an existing contract owner, the rules in the preceding sentence may not apply under your contract or if the Guaranteed minimum income benefit no lapse guarantee is available and in effect on your contract. See Appendix IX later in this Prospectus for information. See also "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR PRINCIPAL PROTECTOR(SM) (IF AVAILABLE). If you elect Principal Protector(SM), all withdrawal methods described above can be used. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWB Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWB Excess withdrawal. In other words, if you take a GWB Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWB benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Principal Protector(SM)" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of

50  Accessing your money
your spouse. Your contract contains further details of the loan provision. Please see Appendix VIII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus, for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and


(3) the date a death benefit is paid (the outstanding loan including any accrued and unpaid loan interest, will be deducted from the death benefit amounts).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. A market value adjustment will apply to withdrawals from the fixed maturity options (including the Special 10 year fixed maturity option). If the amounts are withdrawn from the Special 10 year fixed maturity option, the guaranteed benefit will be adversely affected. See "Guaranteed principal benefit option 2" in "Contract features and benefits" earlier in this Prospectus.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.


SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.

All benefits under the contract will terminate as of the date we receive the required information, including Principal Protector(SM) (if applicable), if your cash value is greater than your GWB Annual withdrawal amount. If you have a GWB benefit base greater than zero, you should consider the impact of a contract surrender on the Principal Protector(SM) benefit. If your surrender request does not constitute a GWB Excess withdrawal, you may be eligible for additional benefits. If, however, your surrender request constitutes a GWB Excess withdrawal, you will lose those benefits. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect under your contract, the Guaranteed minimum income benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year). For more information, please see "Annuity benefit" under "Insufficient account value" in "Determining your contract value" and "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your value in the guaranteed interest account and fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

                                                        Accessing your money  51

YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) Plus(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Plus(SM) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Plus(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.


Your Accumulator(R) Plus(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VIII later in this Prospectus for variations that may apply to your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the annuitant's age at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect Principal Protector(SM) and choose to annuitize your contract, Principal Protector(SM) will terminate without value even if your GWB benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under Principal Protector(SM). See "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus for further information.

--------------------------------------------------------------------------------
Fixed annuity payout options           Life annuity
                                       Life annuity with period
                                         certain
                                       Life annuity with refund
                                         certain
                                       Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity             Life annuity
   payout options                      Life annuity with period
                                         certain
--------------------------------------------------------------------------------
Income Manager(SM) payout              Life annuity with period
   options (available for annuitants     certain
   age 83 or less at contract issue)   Period certain annuity
--------------------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.


Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


52  Accessing your money

INCOME MANAGER(SM) PAYOUT OPTIONS

The Income Manager(SM) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(SM) payout annuity contract. You may request an illustration of the Income Manager(SM) payout annuity contract from your financial professional. Income Manager(SM) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(SM) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(SM) payout options provide guaranteed level payments. The Income Manager(SM) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(SM) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Plus(SM).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(SM) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Plus(SM) contract to an Income Manager(SM) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Plus(SM). For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(R) payout options are not available in all states.


If you purchase an Income Manager(SM) contract in connection with the exercise of the Guaranteed minimum income option (or "Living Benefit" option), different payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(SM) prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION


The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date, a market value adjustment will apply.

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.

The withdrawal charge applicable under your Accumulator(R) Plus(SM) is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager(SM) payout life contingent options, no withdrawal charge is imposed under the Accumulator(R) Plus(SM). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Plus(SM) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(SM) will apply. The year in which your account value is applied to the payout option will be "contract year 1."

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin from the Accumulator(R) Plus(SM) contract. Generally, the date annuity payments begin may not be earlier than five years (in a limited number of jurisdictions this requirement may be more or less than five years) from the contract date. Please see Appendix VIII later in this Prospectus for information on state variations. Except with respect to Income Manager(SM) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VIII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(SM) annuity payout option is chosen.

ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

If you elect Principal Protector and your contract is annuitized at maturity, we will offer an annuity payout option for life that guarantees you


                                                        Accessing your money  53
will receive payments that are at least equal to what you would have received under Principal Protector until the point at which your GWB Benefit Base is depleted. After your GWB Benefit Base is depleted, you will continue to receive periodic payments while you are living. The amount of each payment will be the same as the payment amount that you would have received if you had applied your account value on the maturity date to purchase a life annuity at the annuity purchase rate guaranteed in your contract; this payment amount may be more or less than your GWB Annual Withdrawal amount.


Please see Appendix VIII later in this Prospectus for variations that may apply in your state.

54  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS

We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary, a charge for each optional benefit that you elect: a death benefit (other than the Standard death benefit); the Guaranteed minimum income benefit; Principal Protector(SM); and Protection Plus(SM).

o On the first 10 contract date anniversaries -- a charge for GPB Option 2, if you elect this optional benefit.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.


More information about these charges appears below. The fees and charges described are the maximum fees and charges that a contract owner will pay. Please see your contract and/or Appendix IX for the fees and charges that apply under your contract. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.


The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.90% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


Administrative charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.35% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed

                                                        Charges and expenses  55
interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special
10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non life contingent annuity payout option. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus.


The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                                      Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8    9+
--------------------------------------------------------------------------------
   Percentage of
   contribution     8%    8%    7%    7%    6%    5%    4%    3%    0%
--------------------------------------------------------------------------------

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit (or the "Living Benefit") base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.


The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


If you elect Principal Protector(SM), we will waive any withdrawal charge for any withdrawal during the contract year up to the GWB Annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Withdrawal charges are applied to the amount of the withdrawal that exceeds the GWB Annual withdrawal amount.


If you already own your contract, the applicable free withdrawal amount percentage may be higher. See Appendix IX later in this Prospectus for the free withdrawal amount that applies under your contract.

CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or the annual ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% to age 85 Roll-Up benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawal for the life of the contract.

If you are an existing contract owner, see Appendix IX later in this Prospectus to see if this waiver of the withdrawal charge applies under your contract.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

56  Charges and expenses

    (i) The annuitant has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

    (ii) We receive proof satisfactory to us (including certification by a licensed physician) that the annuitant's life expectancy is six months or less; or

    (iii) The annuitant has been confined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

         -- its main function is to provide skilled, intermediate, or custodial nursing care;

         -- it provides continuous room and board to three or more persons;

         -- it is supervised by a registered nurse or licensed practical nurse;

         -- it keeps daily medical records of each patient;

         -- it controls and records all medications dispensed; and

         -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base. If you are an existing contract owner, the charge may be as much as 0.30% of the Annual Ratchet to age 85 benefit base. Please see Appendix IX later in this Prospectus or your contract for more information.

GREATER OF 5% ROLL-UP TO AGE 85 (no longer available). If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.50% of the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 benefit base. If you are an existing contract owner, your charge may be less. Please see Appendix IX later in this Prospectus or your contract for more information.

6% ROLL-UP TO AGE 85. (no longer available) If you elected the 6% Roll-Up to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.45% of the 6% Roll-Up to age 85 benefit base.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest account is permitted in your state) on a pro rata basis. If these amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

There is no charge if you exercise the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset option.

STANDARD DEATH BENEFIT. There is no additional charge for the standard death benefit.

GUARANTEED PRINCIPAL BENEFIT OPTION 2


If you purchase GPB Option 2, we deduct a charge annually from your account value on the first 10 contract date anniversaries. The charge is equal 0.50% of the account value. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct any remaining portion of the charge from amounts in any fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


                                                        Charges and expenses  57

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT (THE "LIVING BENEFIT") CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary. If you are an existing contract owner, your charge may be less. Please see Appendix IX later in this Prospectus or your contract for more information.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option, if available).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.


There is no charge if you exercise the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option or for the Guaranteed minimum income benefit no lapse guarantee. This option is not available under all contracts.


PROTECTION PLUS(SM) CHARGE


If you elect Protection Plus(SM), we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (other than the Special 10 year fixed maturity option) in the order of the earliest maturity date(s) first. If such amounts are still insufficient, we will deduct any remaining portion from the Special 10 year fixed maturity option. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. A market value adjustment will apply to deductions from the fixed maturity options (including the Special 10 year fixed maturity option).


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

PRINCIPAL PROTECTOR(SM) CHARGE


If you elect Principal Protector(SM), we deduct a charge annually as a percentage of your account value on each contract date anniversary. If you elect the 5% GWB Annual withdrawal option, the charge is equal to 0.35%. If you elect the 7% GWB Annual withdrawal option, the charge is equal to 0.50%. We will deduct this charge from your value in the variable investment options and the guaranteed interest option (See Appendix VIII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. If you are an existing contract owner, this pro rata deduction may not apply under your contract. See Appendix IX later in this Prospectus for more information. If you die, and your beneficiary continues Principal Protector(SM) under the Beneficiary continuation option we will not deduct a pro rata portion of the charge upon your death. However, the Principal Protector(SM) charge will continue. A market value adjustment will apply to deductions from the fixed maturity options.


If your GWB benefit base falls to zero but your contract is still in force, the charge will be suspended as of the next contract date anniversary. The charge will be reinstated, as follows: (i) if you make a subsequent contribution, we will reinstate the charge that was in effect at the time your GWB benefit base became depleted, (ii) if you elect to exercise the Optional step up provision, we will reinstate a charge, as discussed immediately below, and (iii) if your beneficiary elects the Beneficiary continuation option and reinstates the Principal Protector(SM) benefit with a one time step up, we will reinstate the charge that was in effect when the GWB benefit base fell to zero.

If your beneficiary elects the Beneficiary continuation option, and is eligible to continue Principal Protector(SM), the benefit and the charge will continue unless your beneficiary tells us to terminate the benefit at the time of election.


OPTIONAL STEP UP CHARGE. Every time you elect the Optional step up, we reserve the right to raise the benefit charge at the time of the step up. The maximum charge for Principal Protector(SM) with a 5% GWB Annual withdrawal option is 0.60%. The maximum charge for Principal Protector(SM) with a 7% GWB Annual withdrawal amount option is 0.80%. The increased charge, if any, will apply as of the next contract date anniversary following the step up and on all contract anniversaries thereafter.


If you die and your beneficiary elects the Beneficiary continuation option, if available, a one time step up only (at no additional charge) is

58  Charges and expenses
applicable. For more information on the Optional step up, one time step up and Automatic reset provisions, see "Principal Protector(SM)" in "Contract features and benefits."

If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract's value" earlier in this Prospectus.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY ANNUITIZATION PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity annuitization payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.05% to 1.40%.

o 12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS


For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to 12b-1 fees. If permitted under the terms of our exemptive order regarding Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.


Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                                                        Charges and expenses  59

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.


The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Protection Plus(SM) feature, as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the annuitant's death, adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit is made.


The account value used to determine the death benefit and Protection Plus(SM) benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the annuitant's death.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, a surviving spouse who is the sole primary beneficiary of the deceased owner/annuitant can choose to be treated as the successor owner/annuitant and continue the contract. The Successor owner/ annuitant feature is only available under NQ and individually-owned IRA contracts.

For NQ and all types of IRA contracts, a beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions the owner changes after the original owner's death for purposes of receiving required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, the beneficiary named to receive the death benefit upon the annuitant's death will become the successor owner. If you do not want this beneficiary to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time during your life by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section. The surviving owner automatically takes the place of any other beneficiary designation.

You should carefully consider the following if you have elected the Guaranteed minimum income benefit and you are the owner, but not the annuitant. Because the payments under the Guaranteed minimum income benefit are based on the life of the annuitant, and the federal tax law required distributions described below are based on the life of the successor owner, a successor owner who is not also the annuitant may not be able to exercise the Guaranteed minimum income benefit, if you die before annuity payments begin. Therefore, one year before you become eligible to exercise the Guaranteed minimum income benefit, you should consider the effect of your beneficiary designations on potential payments after your death. For more information, see "Exercise rules" under "Guaranteed minimum income benefit option" in "Contracts features and benefits" earlier in this Prospectus.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

60  Payment of death benefit

o The cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (the "5-year rule"), or in a joint ownership situation, the death of the first owner to die.

o If Principal Protector(SM) was elected and if the "5-year rule" is elected and the successor owner dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value. The successor owner should consult with a tax adviser before choosing to use the "5-year rule." The GWB benefit base may be adversely affected if the successor owner makes any withdrawals that cause a GWB Excess withdrawal. Also, when the contract terminates at the end of 5 years, any remaining GWB benefit base would be lost. If you elect Principal Protector(SM), the successor owner has the option to terminate the benefit and charge upon receipt by us of due proof of death and notice to discontinue the benefit; otherwise, the benefit and charge will automatically continue.

o The successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the successor owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash five years after your death (or the death of the first owner to die).

o  A successor owner should consider naming a new beneficiary.

If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed later under "Beneficiary continuation option" below.

How death benefit payment is made


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. Payment of the death benefit in a lump sum terminates all rights and any applicable guarantees under the contract, including Guaranteed minimum income benefit, GPB Options 1 and 2, and Principal Protector(SM). However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this Prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary. '


Successor owner and annuitant

If you are both the contract owner and the annuitant, and your spouse is the sole primary beneficiary or the joint owner, then your spouse may elect to receive the death benefit or continue the contract as successor owner/annuitant. The successor owner/annuitant must be 85 or younger as of the date of the non-surviving spouse's death.


If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of your death, any required instructions and information, and forms necessary to effect the Successor owner/annuitant feature, we will increase the account value to equal your elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than your account value, plus any amount applicable under the Protection Plus(SM) feature, and adjusted for any subsequent withdrawals. If any contributions are made during the one-year period prior to your death, the account value will first be reduced by any Credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be considered to be withdrawn only after all other amounts have been withdrawn. In determining whether your applicable guaranteed minimum death benefit option will continue to grow, we will use your surviving spouse's age as of the date we receive satisfactory proof of your death, any required instructions and the information and forms necessary to effect the successor owner/ annuitant feature.


We will determine whether your applicable Guaranteed minimum death benefit option will continue as follows:

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 84 or younger at death, the Guaranteed minimum death benefit continues based upon the option that was elected by the original owner/annuitant and will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 75 or younger on the date of the original owner/annuitant's death, and the original owner/ annuitant was age 85 or older at death, we will reinstate the Guaranteed minimum death benefit that was elected by the original owner/annuitant. The benefit will continue to grow according to its terms until the contract date anniversary following the date the successor owner/annuitant reaches age 85.

o If the successor owner/annuitant is age 76 or over on the date of the original owner/annuitant's death, the Guaranteed minimum death benefit will no longer grow, and we will no longer charge for the benefit.

If you elect Principal Protector(SM), the benefit and charge will remain in effect. If the GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

                                                     Payment of death benefit 61

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For information on the operation of the successor owner/annuitant feature with the Guaranteed minimum income benefit, see "Exercise of Guaranteed minimum income benefit" under "Guaranteed minimum income benefit option" in "Contract features and benefits," earlier in this Prospectus. For information on the operation of this feature with Protection Plus(SM), see "Protection Plus(SM)" in "Guaranteed minimum death benefit" under "Contract features and benefits," earlier in this Prospectus.

SPOUSAL PROTECTION

SPOUSAL PROTECTION OPTION FOR NQ CONTRACTS ONLY. This feature permits spouses who are joint contract owners to increase the account value to equal the guaranteed minimum death benefit, if higher, and by the value of any Protection Plus(SM) benefit, if elected, upon the death of either spouse. This account value "step up" occurs even if the surviving spouse was the named annuitant. If you and your spouse jointly own the contract and one of you is the named annuitant, you may elect the Spousal protection option at the time you purchase your contract at no additional charge. Both spouses must be between the ages of 20 and 70 at the time the contract is issued and must each be named the primary beneficiary in the event of the other's death.

The annuitant's age is generally used for the purpose of determining contract benefits. However, for the Annual Ratchet to age 85 and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 guaranteed minimum death benefits and the Protection Plus(SM) benefit, the benefit is based on the older spouse's age. The older spouse may or may not be the annuitant. However, for purposes of the Guaranteed minimum death benefit/guaranteed minimum income benefit roll-up benefit base reset option, the last age at which the benefit base may be reset is based on the annuitant's age, not the older spouse's age.

If the annuitant dies prior to annuitization, the surviving spouse may elect to receive the death benefit, including the value of the Protection Plus(SM) benefit, or, if eligible, continue the contract as the sole owner/ annuitant by electing the successor owner/annuitant option. If the non-annuitant spouse dies prior to annuitization, the surviving spouse continues the contract automatically as the sole owner/annuitant. In either case, the contract would continue, as follows:

o As of the date we receive due proof of the spouse's death, the account value will be reset to equal the Guaranteed minimum death benefit as of the date of the non-surviving spouse's death, if higher, increased by the value of the Protection Plus(SM) benefit. If the annuitant spouse dies, the account value will first be reduced by any Credits applied in the one-year period prior to the death of either spouse.

o The Guaranteed minimum death benefit continues to be based on the older spouse's age for the life of the contract, even if the younger spouse is originally or becomes the sole owner/annuitant.

o The Protection Plus(SM) benefit will now be based on the surviving spouse's age at the date of the non-surviving spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit will be discontinued even if the surviving spouse is the older spouse (upon whose age the benefit was originally based).

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the successor owner/annuitant, if applicable. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

o If the annuitant dies first, withdrawal charges will no longer apply to any contributions made prior to the annuitant's death. If the non-annuitant spouse dies first, the withdrawal charge schedule remains in effect with regard to all contributions.

o If you elect Principal Protector(SM), the benefit and charge will remain in effect. If your GWB benefit base is zero at the time of your death, and the charge had been suspended, the charge will be reinstated if any of the events, described in "Principal Protector(SM) charge" in "Charges and expenses" earlier in this Prospectus, occur. The GWB benefit base will not automatically be stepped up to equal the account value, if higher, upon your death. Your spouse must wait five complete years from the prior step up or from contract issue, whichever is later, in order to be eligible for the Optional step up. For more information, see "Principal Protector(SM)" in "Contract features and benefits" earlier in this Prospectus.

We will not allow Spousal protection to be added after contract issue. If there is a change in owner or primary beneficiary, the Spousal protection benefit will be terminated. If you divorce, but do not change the owner or primary beneficiary, Spousal protection continues.


If you already are an existing contract owner this feature may not be available to you. See Appendix IX later in this Prospectus for more information about your contract.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VIII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual

62  Payment of death benefit
retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit, if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals. If you die during the one-year period following our receipt of a contribution, the account value will first be reduced by any Credits applied to such contribution.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs')," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that your spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

  o The beneficiary was 75 or younger on the original contract date.

  o The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

  o One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If you die during the one-year period following our receipt of a contribution to which a Credit was applied, the account value will first be reduced by any Credits applied to such contribution before comparison with the GWB benefit base for purposes of any GWB benefit base step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

                                                    Payment of death benefit  63

   o If there are multiple beneficiaries each beneficiary's interest in the GWB benefit base will be separately accounted for.

   o As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

   o If scheduled payments are elected, the beneficiary's scheduled payments will be calculated, using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

   o If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

   o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect the scheduled payments rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACT ONLY. This feature, also known as the Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section. This feature must be elected within 9 months following the date of your death and before any inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and the annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, GPB Option 2 or Principal Protector(SM) (in certain circumstances) under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect. See below for certain circumstances where Principal Protector(SM) may continue to apply.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

o If you had elected Principal Protector(SM), your spousal beneficiary may not continue Principal Protector(SM), and the benefit will terminate without value, even if the GWB benefit base is greater than zero. In general, spousal beneficiaries who wish to continue Principal Protector(SM) should consider continuing the contract under the Successor owner and annuitant feature, if eligible. In general, eligibility requires that you must be the owner and annuitant and your

64  Payment of death benefit
  spouse must be the sole primary beneficiary. Please see "Successor owner and annuitant" in "How death benefit payment is made" under "Payment of death benefit" earlier in this Prospectus for further details. If there are multiple beneficiaries who elect the Beneficiary continuation option, the spousal beneficiary may continue the contract without Principal Protector(SM) and non-spousal beneficiaries may continue with Principal Protector(SM). In this case, the spouse's portion of the GWB benefit base will terminate without value.

o If the non-spousal beneficiary chooses scheduled payments under "Withdrawal Option 1," as discussed above in this section, Principal Protector(SM) may not be continued and will automatically terminate without value even if the GWB benefit base is greater than zero.

o If you had elected Principal Protector(SM), your non-spousal beneficiary may continue the benefit, as follows:

     o The beneficiary was 75 or younger on the original contract date.

     o The benefit and charge will remain in effect unless your beneficiary tells us to terminate the benefit at the time of the Beneficiary continuation option election.

     o One time step up: Upon your death, if your account value is greater than the GWB benefit base, the GWB benefit base will be automatically stepped up to equal the account value, at no additional charge. If Principal Protector(SM) is not in effect at the time of your death because the GWB benefit base is zero, the beneficiary may reinstate the benefit (at the charge that was last in effect) with the one time step up. If you die during the one-year period following our receipt of a contribution to which a Credit was applied, the account value will first be reduced by any Credits applied to such contribution before comparison with the GWB benefit base for purposes of any GWB benefit base step up. If the beneficiary chooses not to reinstate the Principal Protector(SM) at the time the Beneficiary continuation option is elected, Principal Protector(SM) will terminate.

     o If there are multiple beneficiaries, each beneficiary's interest in the GWB benefit base will be separately accounted for.

     o As long as the GWB benefit base is $5,000 or greater, the beneficiary may elect the Beneficiary continuation option and continue Principal Protector(SM) even if the account value is less than $5,000.

     o If scheduled payments under "Withdrawal Option 2" is elected, the beneficiary's scheduled payments will be calculated using the greater of the account value or the GWB benefit base, as of each December 31. If the beneficiary dies prior to receiving all payments, we will make the remaining payments to the person designated by the deceased non-spousal beneficiary, unless that person elects to take any remaining account value in a lump sum, in which case any remaining GWB benefit base will terminate without value.

     o If the "5-year rule" is elected and the beneficiary dies prior to the end of the fifth year, we will pay any remaining account value in a lump sum and the contract and any remaining GWB benefit base will terminate without value.

     o Provided no other withdrawals are taken during a contract year while the beneficiary receives scheduled payments, the scheduled payments will not cause a GWB Excess withdrawal, even if they exceed the GWB Annual withdrawal amount. If the beneficiary takes any other withdrawals while the Beneficiary continuation option scheduled payments are in effect, the GWB Excess withdrawal exception terminates permanently. In order to take advantage of this exception, the beneficiary must elect scheduled payments under "Withdrawal Option 2" rather than the "5-year rule." If the beneficiary elects the "5-year rule," there is no exception.

If you are both the owner and annuitant:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the annuity account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Protection Plus(SM) feature, adjusted for any subsequent withdrawals. If you die during the one-year period following our receipt of a contribution, the account value will first be reduced by any Credits applied to such contribution.

o No withdrawal charges, if any, will apply to any withdrawals by the beneficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free corridor amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free corridor amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" earlier in this section.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" earlier in this section.

                                                    Payment of death benefit  65

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Plus(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b)
Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator(R) Plus'(SM) extra credit on each contribution, choice of death benefits, the Principal Protector(SM) benefit, the Guaranteed minimum income benefit, guaranteed interest option, fixed maturity options, selection of variable investment options and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, the guaranteed minimum income benefit and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

66  Tax information

ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

PROTECTION PLUS(SM) FEATURE

In order to enhance the amount of the death benefit to be paid at the Annuitant's death, you may purchase a Protection Plus(SM) rider for your NQ contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Protection Plus(SM) rider is not part of the contract. In such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result which could include amending the contract (with appropriate notice to you).

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) Plus(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) Plus(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


Beneficiary continuation option

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2;"

o scheduled payments, any additional withdrawals under "Withdrawal Option 2," or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.

The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken). The ruling also does not address the effect of the retention of the Principal Protector(SM) feature discussed earlier in this Prospectus under "Contract features and benefits," which a non-spousal beneficiary may elect under certain conditions. Before electing the beneficiary continuation

                                                             Tax information  67
option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Accounts 45 and 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Accounts 45 and 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Accounts 45 and 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Accounts 45 and 49.

SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically can include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o  Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


68  Tax information

For some of the contracts covered by this Prospectus, we have received an opinion letter from the IRS approving the respective forms of the Accumulator(R) Plus(SM) traditional and Roth IRA contracts for use as a traditional IRA and a Roth IRA, respectively. For others, we have not applied for an opinion letter from the IRS to approve the respective forms of the Accumulator(R) Plus(SM) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. We have submitted the respective forms of the Accumulator(R) Plus(SM) Inherited IRA beneficiary continuation contract to the IRS for approval as to form for use as a traditional IRA or Roth IRA, respectively. We do not know if and when any such approval may be granted. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under any series of Accumulator(R) Plus(SM) traditional and Roth IRA contracts.


PROTECTION PLUS(SM) FEATURE

The Protection Plus(SM) feature is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Protection Plus(SM) feature qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) IRA or Accumulator(R) Plus(SM) Roth IRA with optional Protection Plus(SM) feature.

Your right to cancel within a certain number of days

You can cancel either type of Accumulator(R) Plus(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation would have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)


Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o    "regular" contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007. For 2008, the amount is $5,000. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $1,000 to your traditional IRA for 2007 and after.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for 2007 to any combination of traditional IRAs and Roth IRAs. For 2008, the amount is $10,000. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional
IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions." That is, for 2007, your fully deductible contribution can be up to $4,000, $5,000 for 2008, or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2007 ($6,000 for 2008).


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.

                                                             Tax information  69

Cost of living indexing applies to the income limits to deductible contributions beginning in 2007.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000. (For 2007, AGI between $52,000 and $62,000 after adjustment.)

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000 (For 2007, AGI between $83,000 and $103,000 after adjustment).


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000 (for 2007, between $156,000 and $166,000 after adjustment).


To determine the deductible amount of the contribution for 2006, for example, you determine AGI and subtract $52,000 if you are single, or $83,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


    ($10,000-excess AGI)     times    the maximum       Equals the adjusted
    --------------------       x        regular           =     deductible
    divided by $10,000                contribution             contribution
                                      for the year                 limit

Additional "Saver's Credit" for contributions to a traditional
IRA or Roth IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($52,000 after cost of living indexing beginning in 2007). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2007 and $5,000 for 2008). The dollar limit is $5,000 in 2007 ($6,000 for 2008) for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o    governmental employer 457(b) plans;

o TSAs (including Internal Revenue Code Section 403(b)(7) custo dial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds

70  Tax information
on the same basis as the plan participant. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.


There are two ways to do rollovers:

o    Do it yourself:
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover:
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contri-bution amount for the applicable taxable year); or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

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(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o    the entire amount received is rolled over to another traditional
     IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners who are 70-1/2 or older.


Required minimum distributions

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts. If you take annual withdrawal instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that

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year--the delayed one for the first year and the one actually for that year.
Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the

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estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Successor owner and annuitant

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o used to pay certain extraordinary medical expenses (special fed-eral income tax definition); or

o used to pay medical insurance premiums for unemployed indi-viduals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special fed-eral income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method.

To meet this last exception, you could elect to apply your contract value to an Income Manager(SM) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(SM) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager(SM) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(SM) payments for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Plus(SM) Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA contract. See "Rollovers and direct transfers" later in this section. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular

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contribution amount depends on age, earnings, and year, among other things.
Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007 ($5,000 for 2008). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2007 and later years.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment beginning in 2007):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2007, $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2007, $114,000 after adjustment).

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2007, between $156,000 and $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2007, between $99,000 and $114,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o    another Roth IRA ("tax-free rollover contribution");

o from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");


o you may not make contributions to a Roth IRA from a qualified plan under Section 401(a) of the Internal Revenue Code, a TSA under
     Section 403(b) of the Internal Revenue Code or any other eligible retirement plan until 2008. You may make rollover contributions from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever

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made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.


The following rules apply until 2010: You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."


You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o    rollovers from a Roth IRA to another Roth IRA;

o    direct transfers from a Roth IRA to another Roth IRA;

o    qualified distributions from a Roth IRA; and

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o    return of excess contributions or amounts recharacterized to a traditional
     IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 59-1/2 or older; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2007 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2008.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004 the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section

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403(b) of the Code, and the contracts issued to fund such plans. Please Consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Code or a custodial account which invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Protection Plus(SM) feature

The Protection Plus(SM) feature is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Protection Plus(SM) benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Protection Plus(SM) rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Protection Plus(SM) benefit is not part of the contract, in such a case, the charges for the Protection Plus(SM) rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) Rollover TSA contract with the optional Protection Plus(SM) feature.

Contributions to TSAs

There are two ways you can make contributions to establish your Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o    a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax contribution rollovers to the Accumulator(R) Plus(SM) TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o    reaching age 59-1/2 even if you are still employed; or

o    disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

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o    you give us acceptable written documentation as to the source of the funds;
     and

o the Accumulator(R) Plus(SM) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Plus(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Plus(SM) TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Plus(SM) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o    direct rollover from another TSA or eligible retirement plan; or

o    direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who pro-vided the funds to purchase the TSA you are transferring to the Accumulator(R) Plus(SM) Rollover TSA; or

o    you reach age 59-1/2; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax defi-nition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


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Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstanding loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Plus(SM) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o    the loan does not qualify under the conditions above;

o    the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.


In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


See Appendix VIII later in this Prospectus for any state rules that may affect loans from a Rollover TSA contract.

Tax-deferred rollovers and direct transfers. You may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may

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

be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required mini mum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Plus(SM) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition);
     or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age
     55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age).

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need

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more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at anytime.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o    hardship withdrawals; or

o    corrective distributions that fit specified technical tax rules; or

o    loans that are treated as distributions; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

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8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of the Separate Account's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from the Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2007 and the related price per $100 of maturity value were as shown below:



-----------------------------------------------------------
   Fixed Maturity
   Options with
   February 15th        Rate to                Price
 Maturity Date of    Maturity as of       Per $100 of
   Maturity Year    February 15, 2007     Maturity Value
-----------------------------------------------------------
        2008             3.30%               $ 96.81
        2009             3.34%               $ 93.63
        2010             3.39%               $ 90.47
        2011             3.48%               $ 87.20
        2012             3.58%               $ 83.86
        2013             3.65%               $ 80.63
        2014             3.72%               $ 77.42
        2015             3.76%               $ 74.42
-----------------------------------------------------------


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--------------------------------------------------------
    Fixed Maturity
   Options with
   February 15th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2007   Maturity Value
--------------------------------------------------------
        2016             3.84%             $ 71.22
        2017             3.89%             $ 68.25
--------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.


(1) We determine the market adjusted amount on the date of the withdrawal as follows:

     (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMOs maturity date.

     (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely-published Index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, guaranteed interest option and fixed maturity options as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

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We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP, or Rollover TSA contracts, nor is it available with GPB Option 2. Please see Appendix VIII later in this Prospectus to see if the automatic investment program is available in your state.


The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


CONTRIBUTIONS, CREDITS, AND TRANSFERS


o Contributions and credits allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.


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o Contributions and credits allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions and credits allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).


o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of the transfer request.


o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS


If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners. One result of proportional voting is that a small number of contract owners may control the outcome of a vote.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.


For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, Protection Plus(SM) death benefit, Guaranteed principal benefit option 2 and/or the Principal Protector(SM) ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. If you are an existing contract owner, this restriction may not apply to you. See Appendix IX later in this Prospectus for more information. However, the Benefit will not terminate if the ownership of the contract is transferred to: (i) a family member (as defined in the contract); (ii) a trust created for the benefit of a family member or members; (iii) a trust qualified under


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section 501(c) of the Internal Revenue Code; or (iv) a successor by operation of law, such as an executor or guardian. Please speak with your financial professional for further information. See Appendix VIII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts) and you cannot assign Rollover IRA, Roth Conversion IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.75% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) Plus(SM) on a company and\or product list; sales personnel training; product training;


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business reporting; technological support; due diligence and related costs;
advertising, marketing and related services; conferences; and\or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and\or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


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9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2006 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.


                             Incorporation of certain documents by reference  89

Appendix I: Condensed financial information


--------------------------------------------------------------------------------


The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.50%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006



-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             --------------------
                                                                                              2006        2005
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.15    $  11.31
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,554       2,256
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.90    $  10.39
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,738       1,282
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.34    $  10.58
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,715       2,129
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  49.25    $  45.28
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,277       7,819
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.62    $  11.18
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         14,805       9,443
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  59.02    $  56.94
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            312         369
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.47    $  11.21
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         17,031      18,544
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.05    $  11.63
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,980       5,547
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  32.16    $  29.67
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,779       6,491
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.90    $  13.68
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,183       6,014
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.30    $  10.98
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,067       4,576
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.61    $   9.74
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,795       9,386
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.32    $  12.17
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,778       9,367
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.90    $  10.09
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,978      11,279
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                         ----------------------------------
                                                                             2004        2003        2002
-----------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  10.61          --          --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      1,088          --          --
-----------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  10.29          --          --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                        801          --          --
-----------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  10.39          --          --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      1,570          --          --
-----------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  43.82    $  40.88     $ 34.80
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      7,909       6,360       1,307
-----------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  10.63          --          --
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      5,246          --          --
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  53.37    $  48.29     $ 35.61
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                        391         352          65
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  11.18    $  10.91     $ 10.67
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     20,725      21,868       7,979
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  11.03    $   9.97     $  7.89
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      5,832       5,004       1,289
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  29.19    $  27.25     $ 22.55
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      7,606       7,467       1,128
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  12.01    $  10.33     $  7.80
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      6,557       5,137       1,360
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  10.44    $   9.65     $  7.64
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      5,046       4,778       1,529
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $   9.19    $   8.74     $  6.78
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     10,463       9,505       2,593
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $  11.53    $  10.22     $  7.90
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                      9,747       8,731       2,676
-----------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------
  Unit value                                                            $   9.44    $   8.57     $  6.20
-----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                     12,924      12,264       3,087
-----------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)




-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             --------------------
                                                                                                2006        2005
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.89    $  12.28
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,053       8,958
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.57    $   9.99
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,828       6,644
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $262.99    $ 240.95
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            722         838
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 34.20    $  29.26
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,156       6,841
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.80    $  18.49
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,496       5,175
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.31    $  15.04
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,944       8,041
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.96    $   7.10
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,957       8,965
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.27    $  15.90
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,875       6,473
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.08    $  16.82
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,668       5,243
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.87    $  14.93
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         20,566      21,943
-----------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.36    $  10.36
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            157          63
-----------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.75    $  10.75
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,575       2,005
-----------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.75    $   5.90
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,452       3,461
-----------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.01    $   8.68
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            885         933
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.05    $  12.32
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,154       2,074
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.47    $  12.30
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,727       9,574
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.02    $  11.78
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,926       7,742
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                     2004        2003       2002
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  11.60    $  10.21   $   7.37
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              10,507       9,465      2,371
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   9.11    $   8.90   $   5.66
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               7,471       3,799      1,127
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $ 234.29    $ 208.22   $ 141.20
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 942         814        112
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  28.12    $  25.38   $  19.73
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               7,405       6,681      1,786
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  18.52    $  18.42   $  18.29
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               5,829       6,022      2,463
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  13.23    $  11.35   $   8.52
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               7,600       6,792      1,026
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   6.27    $   5.86   $   4.83
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               8,590       8,430      2,607
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  15.80    $  15.45   $  15.13
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               7,011       7,296      2,167
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  15.30    $  13.61   $   9.80
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               5,878       5,936      1,577
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  14.36    $  12.84   $  10.11
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              23,412      21,328      5,924
-----------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  10.14          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 774          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   5.64          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 780          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   8.10    $   7.93   $   6.28
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               1,019         964        208
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  11.89    $  11.43   $   9.35
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               2,253       2,284        762
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  10.65    $   9.51   $   7.27
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              10,189       8,648      1,957
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  11.27    $  10.30   $   7.95
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               8,947       8,367      2,246
-----------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)



-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             --------------------
                                                                                                2006        2005
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.53    $  11.56
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,648      15,157
-----------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.06    $  10.39
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            626         277
-----------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.85          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            414          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.78    $  26.24
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,152      11,790
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.94    $   9.75
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            604          48
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.89    $   8.51
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,818       3,403
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.82    $  11.66
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         13,979      16,419
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.47    $  15.75
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,353      12,611
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.43          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,197          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.82          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            120          --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.62    $  10.50
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            738         348
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  27.24    $  23.25
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            640         626
-----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.24    $  11.49
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            436          65
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.34    $   6.36
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,556       7,526
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.27    $  13.90
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         15,682      17,324
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.99    $  13.47
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,983       4,419
-----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.20    $  10.64
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,110         315
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                     2004        2003       2002
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  11.06    $  10.26    $  7.63
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              16,717      15,286      3,232
-----------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  25.49    $  23.45    $ 18.61
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              13,022      12,430      3,667
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   8.30    $   7.87    $  5.77
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               4,201       3,589        625
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  11.11    $   9.71    $  6.86
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              17,707      16,254      3,145
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  14.35    $  12.35    $  9.40
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              12,978      12,257      4,007
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  22.60          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 173          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   6.01    $   5.44    $  4.38
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               7,699       7,279      2,586
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  13.79    $  13.44    $ 13.19
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              17,843      18,211      5,930
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  13.15    $  12.02    $  9.62
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               4,753       4,353      1,383
-----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)




-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             --------------------
                                                                                                2006        2005
-----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.03    $  10.00
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,060         420
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.24    $  10.59
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,083         171
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.73    $  10.56
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            339         153
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.35    $  11.14
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,071         890
-----------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.39    $  15.21
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         19,097      20,640
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  24.06    $  20.18
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,155       7,988
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  22.79    $  18.39
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,439       6,535
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.02    $  14.13
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,899       2,081
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.54    $   9.46
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,928       4,535
-----------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.02    $  28.17
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,668       2,307
-----------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.89    $   4.59
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            389         525
-----------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.71          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            565          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.09          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            205          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.93          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             84          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.10          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             49          --
-----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.83    $   9.93
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,107       1,434
-----------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.22    $   9.98
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            497         245
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                     2004        2003       2002
-----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  13.93    $  12.78    $  9.89
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              21,440      20,675      4,362
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  19.88    $  18.24    $ 14.10
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               9,113       8,213      2,399
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  16.83    $  14.03    $ 11.11
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               6,084       5,257      1,712
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  13.14    $  11.84    $  9.28
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               2,192       2,043        538
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   8.95    $   8.15    $  6.77
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               4,946       4,865      1,329
-----------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  27.84    $  28.02    $ 28.26
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               2,473       4,639      4,457
-----------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   4.42          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  46          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --         --
-----------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)




-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                             --------------------
                                                                                                2006        2005
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.58    $  17.10
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,327      10,810
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.76    $   8.06
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,478       1,311
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.06    $  14.70
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,392       5,841
-----------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.36    $  17.28
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            159         231
-----------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.76          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            388          --
-----------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.22    $   5.53
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            633         450
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.91    $  10.42
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            977         630
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.76    $  13.88
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,412       8,800
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.33    $  12.37
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            553         471
-----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.27    $  11.90
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            746          90
-----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.86    $  14.63
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,852       2,274
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                    2004        2003        2002
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  16.57    $  14.35     $ 10.59
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              12,065      10,965       3,006
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   7.60          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  67          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  14.30    $  12.32     $  8.57
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               6,730       6,188       1,437
-----------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  16.85          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  37          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $   5.15          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  41          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  10.60    $   8.69     $  5.66
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               7,052       5,307       1,261
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --          --
-----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                     $  12.71          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               2,062          --          --
-----------------------------------------------------------------------------------------------------------------


A-5 Appendix I: Condensed financial information

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.40%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006



-----------------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                           December 31,
                                                                                               2006
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   14.52
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          22,907
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   11.39
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           7,544
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   12.04
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          19,344
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   12.63
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          84,073
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   13.91
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         104,098
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   13.00
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,606
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   10.66
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           8,806
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   12.76
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           5,093
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   12.46
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          13,219
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   18.32
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           6,780
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   13.45
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           1,702
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   11.47
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           3,872
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   15.48
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           6,667
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   13.36
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                           4,590
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                    2005        2004        2003
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.51    $  11.75     $ 10.67
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             13,134       5,787         212
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.87    $  10.77     $ 10.31
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              5,980       2,987         213
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.24    $  11.05     $ 10.41
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             14,424       6,175         444
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.62    $  11.26     $ 10.51
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             66,161      30,895       2,029
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.34    $  11.74     $ 10.67
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             66,976      23,331         995
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.55    $  11.78     $ 10.67
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              1,049         658          70
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.43    $  10.41     $ 10.17
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              7,189       4,559         446
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.32    $  11.70     $ 10.59
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              3,781       2,001         124
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.51    $  11.34     $ 10.59
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             11,372       6,690         712
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  14.84    $  13.05     $ 11.24
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              4,388       2,692         191
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.02    $  11.43     $ 10.58
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              1,464         886         108
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.64    $  10.99     $ 10.46
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              3,154       1,909         136
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  13.17    $  12.48     $ 11.07
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              4,853       2,322         116
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.38    $  11.59     $ 10.53
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              3,750       2,441         274
-----------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-6

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)




-----------------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                           December 31,
                                                                                               2006
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.91
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,683
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.35
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,306
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.76
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         21,038
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.68
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         12,041
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.27
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,263
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.00
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,530
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.25
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,308
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.71
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,212
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.25
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,108
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.18
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         19,714
-----------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.34
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            565
-----------------------------------------------------------------------------------------------------------------
 AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.98
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,527
-----------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.70
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,601
-----------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.89
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            778
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.86
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,829
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.95
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,597
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.51
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,660
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                    2005        2004        2003
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  13.19    $  12.48     $ 11.00
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              3,833       2,655         288
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.69    $  10.66     $ 10.31
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              3,246       1,826         104
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.62    $  12.28     $ 10.93
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             18,381      10,684         698
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.57    $  12.10     $ 10.93
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             10,255       5,753         452
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.11    $  10.14     $ 10.10
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              2,914       2,082         216
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  14.80    $  13.03     $ 11.19
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              7,171       2,946         147
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.51    $  11.05     $ 10.35
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              2,395         987          80
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.47    $  10.42     $ 10.20
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              5,266       2,713         207
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  13.27    $  12.08     $ 10.76
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              3,772       2,272         157
-----------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.69    $  12.22     $ 10.94
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             14,454       7,621         544
-----------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.36          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                149          --          --
-----------------------------------------------------------------------------------------------------------------
 AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.99    $  10.37     $ 10.16
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              2,846         958          32
-----------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $   5.86    $   5.61          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              7,594         538          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.47    $  10.71     $ 10.49
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                570         333           6
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.21    $  10.82     $ 10.41
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              1,697         464          83
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  14.43    $  12.51     $ 11.18
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              5,867       3,446         181
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.24    $  11.72     $ 10.72
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              4,062       2,784         143
-----------------------------------------------------------------------------------------------------------------


A-7 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)




-----------------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                           December 31,
                                                                                                2006
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.14
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,362
-----------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.05
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,907
-----------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.84
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            815
-----------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.63
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         16,937
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.93
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,213
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.04
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,163
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.92
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,897
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.58
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,619
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.42
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,190
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.82
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            327
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.60
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,148
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  26.74
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,995
-----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.22
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,341
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.18
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,498
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.80
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         17,343
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.55
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,785
-----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.19
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,427
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                    2005        2004        2003
-----------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.13     $ 11.62     $ 10.79
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              7,494       5,095         368
-----------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.39          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              1,183          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                          --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 --          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.02     $ 11.69     $ 10.77
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             14,502       8,691         620
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $   9.75          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                228          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.54     $ 11.27     $ 10.69
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              2,383       1,795         120
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  13.58     $ 12.96     $ 11.34
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              9,581       5,395         415
-----------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  14.06     $ 12.83     $ 11.05
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              8,875       4,167         314
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                          --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 --          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                          --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 --          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.49          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                749          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  22.84     $ 22.23          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              2,015         190          --
-----------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  11.49          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                371          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.22     $ 11.56     $ 10.47
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              2,328       1,141          54
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.53     $ 10.46     $ 10.20
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                             13,723       6,436         460
-----------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  12.27     $ 11.98     $ 10.97
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                              1,359         815          68
-----------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                    $  10.64          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                614          --          --
-----------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-8

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)




-----------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
                                                                                             --------------------
                                                                                                2006       2005
-----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.02    $  9.99
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,606      1,556
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.22    $ 10.59
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,458        807
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.71    $ 10.55
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,013        534
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.33    $ 11.14
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,143      2,560
-----------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.52    $ 12.56
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         22,005     14,932
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.37    $ 12.06
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,040      8,863
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.98    $ 14.52
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,173      7,184
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.95    $ 12.20
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,120      1,605
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.63    $ 12.25
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,278      1,164
-----------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.29    $ 10.00
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          9,565      6,802
-----------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   4.85    $  4.56
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,170      1,829
-----------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.70         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,152         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.09         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            270         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.93         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            144         --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.09         --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            155         --
-----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.81    $  9.92
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,347      4,644
-----------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.21    $  9.97
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            979        400
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                             --------------------
                                                                                                2004        2003
-----------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.51     $ 10.58
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          7,104         642
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.90     $ 10.92
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          6,079         371
-----------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.30     $ 11.10
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,381          55
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.36     $ 10.24
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            800          49
-----------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.60     $ 10.57
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            742          69
-----------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.89     $  9.97
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,781       1,312
-----------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.39          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            144          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-----------------------------------------------------------------------------------------------------------------


A-9 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006




-----------------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                           December 31,
                                                                                                2006
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.88
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         11,213
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.69
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,187
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.80
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          5,853
-----------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.05
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,017
-----------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.75
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,003
-----------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.17
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          4,330
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.89
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          3,972
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  24.71
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                         10,717
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.30
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          2,056
-----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.18
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          1,463
-----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  22.99
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                          8,575
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                                ---------------------------------
                                                                                   2005        2004        2003
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 13.01     $ 12.61     $ 10.94
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               9,487       5,755         337
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  8.00     $  7.56          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               2,774          91          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 12.76     $ 12.43     $ 10.72
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               4,236       2,712         208
-----------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 16.98     $ 16.58          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 847          92          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                           --          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                  --          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $  5.49     $  5.11          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               2,805         140          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 10.42          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               1,952          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 18.31     $ 14.00     $ 11.49
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               7,390       2,669         209
-----------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 12.36          --          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 845          --          --
-----------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 11.83     $ 11.37          --
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                 287          13          --
-----------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                      $ 16.95     $ 14.74     $ 11.00
-----------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                               6,143       2,998         109
-----------------------------------------------------------------------------------------------------------------


                                Appendix I: Condensed financial information A-10

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) Plus(SM) QP contract should discuss with their tax advisers whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Plus(SM) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Plus(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral, after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed from the contract;

o the Guaranteed minimum income benefit may not be an appropriate feature for participants who are older than 60-1/2 when the contract is issued; and


o if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2007 to a fixed maturity option with a maturity date of February 15, 2015 (eight years later) at a hypothetical rate to maturity of 7.00%(h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2011(a)



---------------------------------------------------------------------------------------------------------
                                                                                 Hypothetical assumed
                                                                                 rate to maturity(j)
                                                                                  February 15, 2011
                                                                               --------------------------
                                                                                    5.00%        9.00%
---------------------------------------------------------------------------------------------------------
 As of February 15, 2011 before withdrawal
---------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                   $141,389     $121,737
---------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                    $131,104     $131,104
---------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                          $ 10,285     $ (9,367)
---------------------------------------------------------------------------------------------------------
 On February 15, 2011 after $50,000 withdrawal
---------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal: (3) x
  [$50,000/(1)]                                                                 $  3,637     $ (3,847)
---------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)     $ 46,363     $ 53,847
---------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                       $ 91,389     $ 71,737
---------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                            $ 84,741     $ 77,257
---------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                           $111,099     $101,287
---------------------------------------------------------------------------------------------------------



You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:



 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:

          Maturity value                                    $171,882                 where j is either 5% or 9%
          ________________                  =               ________________
          (1+j)((D/365))                                    (1+j)(1,461/365)

 (c)      Fixed maturity amount is based on the following calculation:

          Maturity value                                    $171,882
          ________________                  =               ________________
          (1+h)((D/365))                                    (1+0.07)(1,461/365)

 (d)      Maturity value is based on the following calculation:

          Fixed maturity amount                             $84,741 or $77,257
          ________________                  =               ________________
          (1+h)((D/365))                                    (1+0.07)(1,461/365)



                               Appendix III: Market value adjustment example C-1

Appendix IV: Enhanced death benefit example


--------------------------------------------------------------------------------


The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit, if elected.
The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/Alliance Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options or the Special 10 year fixed maturity option), no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an annuitant age 45 would be calculated as follows:



------------------------------------------------------------------------------------------
   End of                           6% Roll-Up to age 85      Annual ratchet to age 85
 contract                               enhanced                    enhanced
   year         Account value       death benefit(1)              death benefit
------------------------------------------------------------------------------------------

     1           $105,000             $  106,000(1)               $  105,000(3)
------------------------------------------------------------------------------------------
     2           $115,500             $  112,360(2)               $  115,500(3)
------------------------------------------------------------------------------------------
     3           $129,360             $  119,102(2)               $  129,360(3)
------------------------------------------------------------------------------------------
     4           $103,488             $  126,248(1)               $  129,360(4)
------------------------------------------------------------------------------------------
     5           $113,837             $  133,823(1)               $  129,360(4)
------------------------------------------------------------------------------------------
     6           $127,497             $  141,852(1)               $  129,360(4)
------------------------------------------------------------------------------------------
     7           $127,497             $  150,363(1)               $  129,360(4)
------------------------------------------------------------------------------------------



The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

6% ROLL-UP TO AGE 85

(1) At the end of contract year 1, and again at the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.

(2) At the end of contract years 2 and 3, the death benefit will be the current account value since it is higher than the current enhanced death benefit.

ANNUAL RATCHET TO AGE 85

(3) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(4) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.

GREATER OF 6% ROLL-UP TO AGE 85 OR THE ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual ratchet to age 85 or the current account value.*

* At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit. At the end of contract years 1 through 3, the death benefit will be the current account value.


D-1 Appendix IV: Enhanced death benefit example

Appendix V: Hypothetical Illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" Guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) Plus(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single$100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.81)%, 3.19% for the Accumulator(R) Plus(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, Protection Plus(SM) benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" Guaranteed minimum death benefit charge, the Protection Plus(SM) benefit charge, and the Guaranteed minimum income benefit charge and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

                                      Appendix V: Hypothetical Illustrations E-1

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit

                                                                Greater of 6%
                                                              Roll-Up to age 85
                                                                or the Annual
                                                              Ratchet to age 85
                                                             Guaranteed Minimum
                                                                Death Benefit
                                                             -------------------
                         Account Value        Cash Value
                      ------------------- ------------------
  Age   Contract Year     0%        6%       0%        6%        0%        6%
------ -------------- --------- --------- -------- --------- --------- ---------
  60          1        104,000  104,000    96,000    96,000   100,000  100,000
  61          2         99,399  105,617    91,399    97,617   106,000  106,000
  62          3         94,863  107,200    87,863   100,200   112,360  112,360
  63          4         90,386  108,744    83,386   101,744   119,102  119,102
  64          5         85,961  110,242    79,961   104,242   126,248  126,248
  65          6         81,580  111,688    76,580   106,688   133,823  133,823
  66          7         77,237  113,074    73,237   109,074   141,852  141,852
  67          8         72,924  114,393    69,924   111,393   150,363  150,363
  68          9         68,635  115,637    68,635   115,637   159,385  159,385
  69         10         64,361  116,796    64,361   116,796   168,948  168,948
  74         15         42,920  120,968    42,920   120,968   226,090  226,090
  79         20         20,516  121,261    20,516   121,261   302,560  302,560
  84         25              0  115,575         0   115,575         0  404,893
  89         30              0  116,129         0   116,129         0  429,187
  94         35              0  119,886         0   119,886         0  429,187
  95         36              0  120,702         0   120,702         0  429,187

                       Guaranteed minimum income benefit
                               Lifetime Annual Guaranteed
                                 Minimum Income Benefit
                           ----------------------------------
       Total Death Benefit
         with Protection      Guaranteed       Hypothetical
              Plus              Income            Income
       ------------------- ----------------- ----------------
  Age      0%        6%       0%       6%       0%       6%
------ --------- --------- -------- -------- -------- -------
  60    100,000  100,000     N/A      N/A      N/A      N/A
  61    108,400  108,400     N/A      N/A      N/A      N/A
  62    117,304  117,304     N/A      N/A      N/A      N/A
  63    126,742  126,742     N/A      N/A      N/A      N/A
  64    136,747  136,747     N/A      N/A      N/A      N/A
  65    147,352  147,352     N/A      N/A      N/A      N/A
  66    158,593  158,593     N/A      N/A      N/A      N/A
  67    170,508  170,508     N/A      N/A      N/A      N/A
  68    183,139  183,139     N/A      N/A      N/A      N/A
  69    196,527  196,527     N/A      N/A      N/A      N/A
  74    276,527  276,527   14,266   14,266   14,266   14,266
  79    383,584  383,584   20,393   20,393   20,393   20,393
  84          0  493,179   34,821   34,821   34,821   34,821
  89          0  517,472     N/A      N/A      N/A      N/A
  94          0  517,472     N/A      N/A      N/A      N/A
  95          0  517,472     N/A      N/A      N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

E-2 Appendix V: Hypothetical Illustrations

Appendix VI: Guaranteed principal benefit example

--------------------------------------------------------------------------------


For purposes of these examples, we assume that there is an initial contribution of $100,000, made to the contract on February 15, 2007. We also assume that no additional contributions, no transfers among options and no withdrawals from the contract are made. For GPB Option 1, the example also assumes that a 10 year fixed maturity option is chosen. The hypothetical gross rates of return with respect to amounts allocated to the variable investment options are 0%, 6% and 10%. The numbers below reflect the deduction of all applicable separate account and contract charges, and also reflect the charge for GPB Option 2. Also, for any given performance of your variable investment options, GPB Option 1 produces higher account values than GPB Option 2 unless investment performance has been significantly positive. The examples should not be considered a representation of past or future expenses. Similarly, the annual rates of return assumed in the example are not an estimate or guarantee of future investment performance.



-----------------------------------------------------------------------------------------------------------------
                                                                                                 Assuming 100%
                                                                                                  in variable
                                                         Assuming 100%   Under GPB   Under GPB     investment
                                                             in FMO       Option 1    Option 2      options
-----------------------------------------------------------------------------------------------------------------

Amount allocated to FMO on February 15, 2007
based upon a 3.89% rate to maturity                         104,000        70,980      41,600          --
-----------------------------------------------------------------------------------------------------------------
Initial account value allocated to the variable invest-
ment options on February 15, 2007                              0           33,020      62,400       104,000
-----------------------------------------------------------------------------------------------------------------
Account value in the fixed maturity option on
February 15, 2017                                           152,373       104,000      60,949          0
-----------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding together
the value at the maturity date of the applicable fixed
maturity option plus the value of amounts in the vari-
able investment options on February 15, 2017,
assuming a 0% gross rate of return)                         152,373       128,831    103,326**       78,208
-----------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding together
the value at the maturity date of the applicable fixed
maturity option plus the value of amounts in the vari-
able investment options on February 15, 2017,
assuming a 6% gross rate of return)                         152,373       149,202    139,302**      142,367
-----------------------------------------------------------------------------------------------------------------
Annuity account value (computed by adding together
the value at the maturity date of the applicable fixed
maturity option plus the value of amounts in the vari-
able investment options on February 15, 2017,
assuming a 10% gross rate of return)                        152,373       170,118    176,349**      208,246
-----------------------------------------------------------------------------------------------------------------



** Since the annuity account value is greater than the alternate benefit under GPB Option 2, GPB Option 2 will not affect the annuity account value.


                           Appendix VI: Guaranteed principal benefit example F-1

Appendix VII: Protection Plus(SM) example


--------------------------------------------------------------------------------


The following illustrates the calculation of a death benefit that includes Protection Plus for an annuitant age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. If you purchased your contract after approximately September 2003, the example shown in the second and third columns apply. For all other contract owners, the example in the last two columns apply. The calculation is as follows:




                                                                                                    $  3000          $ 6000
                                                                                                    withdrawal-     withdrawal-
                                                              No           $3000         $6000      Pro rata          Pro rata
                                                           Withdrawal    withdrawal    withdrawal   Treatment        Treatment
------------------------------------------------------------------------------------------------------------------------------------
A   Initial Contribution                                   100,000         100,000       100,000     100,000          100,000
------------------------------------------------------------------------------------------------------------------------------------
B   Death Benefit: prior to withdrawal.*                   104,000         104,000       104,000     104,000          104,000
------------------------------------------------------------------------------------------------------------------------------------
    Protection Plus Earnings: Death Benefit less net
C   contributions (prior to the withdrawal in D).            4,000           4,000         4,000         N/A              N/A
    B minus A.
------------------------------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                   0           3,000         6,000       3,000            6,000
------------------------------------------------------------------------------------------------------------------------------------
    Withdrawal % as a % of AV (assuming Death
E   Benefit = AV)                                             0.00%            N/A           N/A        2.88%            5.77%
    greater of D divided by B
------------------------------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Protection Plus
F   earnings                                                     0               0         2,000         N/A              N/A
    greater of D minus C or zero
------------------------------------------------------------------------------------------------------------------------------------
    Net Contributions (adjusted for the withdrawal in D)
G   A reduced for E or F                                   100,000         100,000        98,000      97,115           94,231
------------------------------------------------------------------------------------------------------------------------------------
    Death Benefit (adjusted for the withdrawal in D)
H   B minus D                                              104,000         101,000        98,000     101,000           98,000
------------------------------------------------------------------------------------------------------------------------------------
    Death Benefit less Net Contributions
I   H minus G                                                4,000           1,000             0       3,885            3,769
------------------------------------------------------------------------------------------------------------------------------------
J   Protection Plus Factor                                      40%             40%           40%         40%              40%
------------------------------------------------------------------------------------------------------------------------------------
    Protection Plus Benefit
K   I times J                                                1,600             400             0       1,554            1,508
------------------------------------------------------------------------------------------------------------------------------------
    Death Benefit: Including Protection Plus
L   H plus K                                               105,600         101,400        98,000     102,554           99,508
------------------------------------------------------------------------------------------------------------------------------------




* The Death Benefit is the greater of the Account Value or any applicable death benefit



G-1 Appendix VII: Protection Plus(SM) example

Appendix VIII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------


The following information is a summary of the states where the Accumulator(R) Plus(SM) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus. Please note that this may not be a complete list and the availability of features and benefits are subject to state approval and approval may be pending in your state. Additionally, certain features and/or benefits may have been approved in your state after your contract was issued and can not be added. Please contact your financial professional for more information about availability in your state. See also the "Contract Variations" appendix later in this Prospectus for information about the availability of certain features and their charges, if applicable, under your contract.


STATES WHERE CERTAIN ACCUMULATOR(R) PLUS(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


------------------------------------------------------------------------------------------------------------------------------------
 State        Features and Benefits                                     Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and benefits"--"Your right to   If you reside in the state of California and you are age 60 and
             cancel within a certain number of days"                older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                                                                    If you allocate your entire initial contribution to the money market account (and/or guaranteed interest option, if
                                                                    available), the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If you allocate any portion of your initial
                                                                    contribution to the variable investment options (other than the money market account) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.
------------------------------------------------------------------------------------------------------------------------------------
FLORIDA      See "Contract features and benefits" in "Credits"     The following information replaces the second bullet to the final set of bullets in this section:

                                                                    o You may annuitize your contract after thirteen months, how-
                                                                      ever, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any
                                                                      contribution, we will recover the credit that applies to any contribution made within the prior three years.

             See "Transfers of ownership, collateral assignments,   The second paragraph in this section is deleted.
             loans and borrowing" in "More information"

------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS     See "Contract features and benefits" in "Credits"      The following information replaces the second bullet to the final set of bullets in this section:

                                                                    o You may annuitize your contract after thirteen months, how-
                                                                      ever, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any
                                                                      contribution, we will recover the credit that applies to any contribution made within the prior three years.


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-1

------------------------------------------------------------------------------------------------------------------------------------
State           Features and Benefits                                   Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
MARYLAND        Fixed maturity options                                  Not Available

                Guaranteed principal benefit option1 and Guaranteed     Not Available
                principal benefit option 2
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Automatic investment program                            Not Available

                Annual administrative charge                            The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

                See "How you can purchase and contribute to your        Additional contributions are limited to the first two years
                contract" in "Contract features and benefits"           after the contract issue date only.

                See "Disability, terminal illness, or confinement to    This section is deleted in its entirety.
                nursing home" under "Withdrawal charge" in
                "Charges and expenses"
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK        Greater of the 6% Roll- Up or Annual Ratchet            Not Available (you have a choice of the standard death
                Guaranteed minimum death benefit                        benefit or the Annual Ratchet to age 85 guaranteed minimum death benefit), as described earlier in this Prospectus.

                Guaranteed minimum death benefit/guaranteed mini-       Not Available
                mum income benefit roll-up benefit base reset

                Guaranteed minimum income benefit no lapse guar-        Not Available
                antee

                Principal Protector(SM)                                 Not Available

                Protection Plus(SM)                                     Not Available

                Fixed maturity options                                  Not Available

                Guaranteed principal benefit option1 and Guaranteed     Not Available
                principal benefit option 2

                "Indication of Intent"                                  The "Indication of Intent" approach to first year
                                                                        contributions in connection with the contribution crediting rate is not available.

                See "Contract features and benefits" in "Credits"       The following information is added as the third bullet to
                                                                        the final set of bullets in this section:

                                                                        o Where annuity payments may begin after the first contract year, if you elect to receive annuity payments, we will
                                                                          not recover the credit on any contributions. See "The
                                                                          amount applied to purchase an annuity payout option" in
                                                                          "Accessing your money" later in the Prospectus for more
                                                                          information on the effect of annuitization in New York.

                See "Insufficient account value" in "Determining your   If your account value in the variable investment options is
                contract's value"                                       insufficient to pay the annual administrative charge, or
                                                                        either enhanced death benefit charge, and you have no
                                                                        account value in the guaranteed interest option, your
                                                                        contract will terminate without value, and you will lose any applicable benefits. See "Charges and expenses" earlier in this Prospectus.

                See "The amount applied to purchase an annuity          Regardless of the form of annuity chosen, the amount applied
                payout option" in "Accessing your money"                to the annuity benefit is the greater of the cash value or
                                                                        95% of what the account value would be if no withdrawal
                                                                        charge applied. The income provided, however, will never be less than what would be provided by applying the account
                                                                        value to the guaranteed annuity purchase factors. The
                                                                        guaranteed annuity purchase factors we use to determine your annuity benefit are lower than those we use under other
                                                                        contracts.



H-2 Appendix VIII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 State       Features and Benefits                                     Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK,   See "Annuity maturity date" in "Accessing your         Your contract has a maturity date by which you must either take a
CONTINUED   money"                                                 lump sum withdrawal or select an annuity payout option. The maturity date is the contract date that follows the annuitant's
                                                                   90th birthday.

            See "Charges and expenses"                             With regard to the Annual administrative, either enhanced death benefit and Guaranteed minimum income benefit charges,
                                                                   respectively, we will deduct the related charge, as follows for each: we will deduct this charge from your value in the variable investment options on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid, we will deduct a pro rata portion of the charge for that year.

                                                                   If your account value in the variable investment options is insufficient to pay the applicable charge, and you have no account value in the guaranteed interest option, your contract will terminate without value and you will lose any applicable guaranteed benefits. Please see "Insufficient account value" in
                                                                   "Determining your contract's value" earlier in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
OREGON      Fixed maturity options                                 Not Available

            Guaranteed principal benefit option 1 and Guaranteed   Not Available
            principal benefit option 2

            See "How you can purchase and contribute to your       o Subsequent contributions are not permitted. This is a single
            contract" in "Contract features and benefits"            premium product.

                                                                   o Section 1035 exchanges, rollovers, multiple assignments and/or transfers are permitted provided that all documentation is complete and received with the application.

            See "Indication of intent" in "Contract features and   Since Oregon does not permit additional contributions, the indi-
            benefits"                                              cation of intent approach to first year contributions is
                                                                   applicable in Oregon only to the extent that all necessary documentation for multiple transfers and/or exchanges is complete and received with the application.

            See "Lifetime required minimum distribution with-      We will not impose a withdrawal charge on minimum distribution
            drawals" in "Accessing your money"                     withdrawals even if you are not enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution
                                                                   withdrawals exceed the 10% free withdrawal amount. Such minimum distribution withdrawals must be based solely on your
                                                                   Accumulator(R) Plus(SM) contract's account value.

            See "Selecting an annuity payout option" in "Access-   The annuity commencement date may not be earlier than eight years
            ing your money"                                        from the contract issue date.

            See "Disability, terminal illness, or confinement to   Item (1) is deleted in its entirety.
            nursing home" under "Withdrawal charge" in
            "Charges and expenses"

            See "Transfers of ownership, collateral assignments,   The second paragraph in this section is deleted.
            loans and borrowing" in "More information"


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-3

------------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
OREGON          See "Lifetime required minimum distribution with-         We generally will not impose a withdrawal charge on
(CONTINUED)     drawals" in "Accessing your money"                        minimum distribution withdrawals even if your are not
                                                                          enrolled in our automatic RMD service except if, when
                                                                          added to a lump sum withdrawal previously taken in the
                                                                          same contract year, the minimum distribution withdrawals
                                                                          exceed the 10% free withdrawal amount. In order to avoid a withdrawal charge in connection with minimum distribution
                                                                          withdrawals outside of our automatic RMD service, you must notify us using our request form. Such minimum
                                                                          distribution withdrawals must be based solely on your
                                                                          contract's account value.

                See "We require that the following types of               The following is added:
                communications be on specific forms we provide for         (20) requests for required minimum distributions, other
                that purpose:" in "Who is AXA Equitable?"                       than pursuant to our automatic RMD service.
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA    Contribution age limitations                              The following contribution
                                                                          limits apply:

                                                                                      Maximum
                                                                          Issue age   Contribution age
                                                                          ---------   ----------------
                                                                          0-75        77
                                                                          76          78
                                                                          77          79
                                                                          78-80       80

                See "Annuity maturity date" in "Accessing your            The maturity date by which you must take a lump sum with-
                money"                                                    drawal or select an annuity payout option is as follows:

                                                                                      Maximum
                                                                          Issue age   Annuitization age
                                                                          ---------   -----------------
                                                                          0-75        85
                                                                          76          86
                                                                          77          87
                                                                          78-80       88

                Loans under Rollover TSA contracts                        Taking a loan in excess of the Internal Revenue Code
                                                                          limits may result in adverse tax consequences. Please
                                                                          consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO     IRA, Roth IRA, QP and Rollover TSA contracts              Not Available
                Beneficiary continuation option (IRA)                     Not Available
------------------------------------------------------------------------------------------------------------------------------------
TEXAS           See "Annual administrative charge" in "Charges and        The annual administrative charge will not be deducted from
                expenses"                                                 amounts allocated to the Guaranteed interest option.
------------------------------------------------------------------------------------------------------------------------------------
UTAH            See "Transfers of ownership, collateral assignments,      The second paragraph in this section is deleted.
                loans and borrowing" in "More information"
------------------------------------------------------------------------------------------------------------------------------------
VERMONT         Loans under Rollover TSA contracts                        Taking a loan in excess of the Internal Revenue Code
                                                                          limits may result in adverse tax consequences. Please
                                                                          consult your tax adviser before taking a loan that exceeds the Internal Revenue Code limits.
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Guaranteed interest option (for contracts issued from     Not Available
                approximately December 2004 to December 2006)

                Investment simplifier -- Fixed-dollar option and Inter-   Not Available
                est sweep option

                Fixed maturity options                                    Not Available

                Guaranteed Principal Benefit Options 1 and 2              Not Available
------------------------------------------------------------------------------------------------------------------------------------


H-4 Appendix VIII: State contract availability and/or variations of certain features and benefits

------------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                     Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON      Income Manager(SM) payout option                         Not Available
(CONTINUED)
                Protection Plus(SM)                                      Not Available

                See "Guaranteed minimum death benefit" in "Con-        You have a choice of the standard death benefit, the Annual
                tract features and benefits"                           Ratchet to age 85 enhanced death
                                                                       benefit, or the Greater of 4%
                                                                       Roll-Up to age 85 or the Annual
                                                                       Ratchet to age 85 enhanced
                                                                       death benefit.

                See "Annual administrative charge" in "Charges and     The annual administrative charge will be deducted from the
                expenses"                                              value in the variable investment options on a pro rata basis.

                See "Withdrawal charge" in "Charges and expenses"      The 10% free withdrawal amount applies to full surrenders.

                See "Disability, terminal illness, or confinement to   The annuitant has qualified to receive Social Security
                nursing home" under "Withdrawal charge" in             disability benefits as certified by the Social Security
                "Charges and expenses"                                 Administration or a statement from an independent U.S.
                                                                       licensed physician stating that the annuitant meets the
                                                                       definition of total disability for at least 6 continuous
                                                                       months prior to the notice of claim. Such disability must
                                                                       be re-certified every 12 months.


                               Appendix VIII: State contract availability and/or
                                 variations of certain features and benefits H-5

Appendix IX: Contract Variations


--------------------------------------------------------------------------------


You may be receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that your contract's options, features and charges may vary from what is described in this Prospectus depending on the approximate date on which you purchased your contract. You may not change your contract or its features after issue. This Appendix reflects contract variations that differ from what is described in this Prospectus but may have been in effect at the time your contract was issued. If you purchased your contract during the "Approximate Time Period" below, the noted variation may apply to you.

In addition, options and/or features may vary among states in light of applicable regulations or state approvals. Any such state variations are generally not included here but instead included in Appendix VIII earlier in this section. For more information about state variations applicable to you, as well as particular features, charges and options available under your contract based upon when you purchased it, please contact your financial professional and/or refer to your contract.



---------------------------------------------------------------------------------------
Approximate Time Period                  Feature/Benefit
---------------------------------------------------------------------------------------
April 2002 - November 2002               Inherited IRA beneficiary Continuation
                                         contract
---------------------------------------------------------------------------------------
April 2002 - February 2003               Guaranteed minimum income benefit
                                         Annual Ratchet to age 85
                                         6% Roll-Up to age 85
                                         The Greater of 6% Roll-Up to age 85 of the
                                         Annual Ratchet to age 85
---------------------------------------------------------------------------------------
April 2002 - September 2003              The guaranteed principal benefits
                                         Spousal protection
                                         Maximum contributions
                                         Guaranteed minimum death benefit maximum
                                         issue age
                                         Protection Plus

April 2002 - September 2003, continued   Guaranteed option charges

---------------------------------------------------------------------------------------
Approximate Time Period                  Variation
---------------------------------------------------------------------------------------
April 2002 - November 2002               Unavailable -- accordingly, all references in
                                         this Prospectus to "Inherited IRA beneficiary
                                         Continuation contract" are deleted in their
                                         entirety
---------------------------------------------------------------------------------------
April 2002 - February 2003               The fee for this benefit was 0.45%
                                         The fee for this benefit was 0.20%
                                         The fee for this benefit was 0.35%
                                         The fee for this benefit was 0.45%
---------------------------------------------------------------------------------------
April 2002 - September 2003              GPB 2 -- unavailable
                                         GPB 1 known as Principal assurance
                                         GPB 1 is available with both systematic and
                                         substantially equal withdrawals
                                         GPB1 is available with guaranteed minimum
                                         income benefit
                                         Unavailable -- accordingly, all references in
                                         this Prospectus to "Spousal protection" are
                                         deleted in their entirety
                                         The maximum contributions permitted under all
                                         Accumulator series contracts with the same
                                         owner or annuitant is $1,500,000.
                                         80 (not including QP contracts)
                                         The maximum issue age for this benefit was
                                         79.
                                         For issue ages 71-79, the applicable death
                                         benefit will be multiplied by 25%
                                         In calculating the death benefit, contributions
                                         are decreased for withdrawals on a pro rata
                                         basis

April 2002 - September 2003, continued   If the contract is surrendered or annuitized or
                                         the a death benefit is paid on a date other than
                                         the contract date anniversary, we will not
                                         deduct a pro rata portion of the charge for any
                                         applicable guaranteed benefit
---------------------------------------------------------------------------------------



I-1 Appendix IX: Contract Variations

----------------------------------------------------------------------------------------------------------------------------------
                             Withdrawals treated as surrenders          We will not treat a withdrawal that results in a
                                                                        cash value of less than $500 as a request for a
                                                                        surrender. We will not terminate your contract
                                                                        if you do not make contributions for three contract years.

                             Guaranteed minimum income benefit option   Subject to state availability, this option
                                                                        guarantees you a minimum amount of fixed
                                                                        income under your choice of a life annuity fixed
                                                                        payout option or an Income Manager(SM) level
                                                                        payment life with a period certain payout
                                                                        option
                                                                        Known as the Living Benefit.

                             Credits                                    First year total        Credit
                                                                        contributions           Percentage
                                                                        Breakpoints             applied to
                                                                                                contributions
                                                                        --------------------------------------------------
                                                                        Less than
                                                                        $  250,000                  4%
                                                                        --------------------------------------------------
                                                                        $250,000- $999,999.99       5%
                                                                        --------------------------------------------------
                                                                        $1 million
                                                                        or more        6%

                             Partial withdrawals                        Your free withdrawal amount is 15%

                             Systematic withdrawals                     Your systematic withdrawal may not exceed
                                                                        1.20% (monthly), 3.60% (quarterly) or 15%
                                                                        (annually) of account value

                             Guaranteed optional benefits               In calculating any guaranteed optional benefit
                                                                        base, any applicable credit is included
----------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2004       Principal Protector(SM) benefit            Unavailable -- accordingly, all references in
                                                                        this Prospectus to "Principal Protector" are
                                                                        deleted in their entirety.

                             See "Transferring your account value" in   The fourth bullet is deleted in its entirety.
                             "Transferring your money among investment
                             options"
----------------------------------------------------------------------------------------------------------------------------------
April 2002 - December 2004   Termination of guaranteed benefits         Your guaranteed benefits will not automatically
                                                                        terminate if you change ownership of your NQ
                                                                        contract.

                             Ownership Transfer of NQ                   If you transfer ownership of your NQ contract,
                                                                        your guaranteed benefit options will not be
                                                                        automatically terminated
----------------------------------------------------------------------------------------------------------------------------------
April 2002 - January 2005    No lapse guarantee                         Unavailable.
----------------------------------------------------------------------------------------------------------------------------------
April 2002 - October 2005    Roll-Up benefit base reset                 Unavailable.


                                            Appendix IX: Contract Variations I-2

----------------------------------------------------------------------------------------------------------------------------------
April 2002 - current                          Guaranteed interest option
----------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2003                        Guaranteed interest option
----------------------------------------------------------------------------------------------------------------------------------
March 2003 - September 2003                   Annual Ratchet to age 85
                                              6% Roll-Up to age 85
                                              Guaranteed minimum income benefit
----------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004                 Greater of the 6% Roll-Up to age 85 or the
                                              Annual Ratchet to age 85 enhanced death
                                              benefit:
                                              o Benefit base crediting rate
                                              o Fee table
                                              o Effect of withdrawals on your Greater of the
                                                5% Roll-Up to age 85 or the Annual
                                                Ratchet to age 85 enhanced death benefit
----------------------------------------------------------------------------------------------------------------------------------
 September 2003 - February 2004 (for the      How withdrawals affect your Guaranteed
 Guaranteed minimum income benefit) and       minimum income benefit and Greater of the
 January 2004 - February 2005 (for the        6% Roll-Up to age 85 or the Annual
 Greater of the 6% Roll-Up to age 85 or the   Ratchet to age 85 enhanced death benefit:
 Annual Ratchet to age 85 enhanced death
 benefit:)
----------------------------------------------------------------------------------------------------------------------------------
 April 2002 - March 2006                      Recovery of credit due to death within one
                                              year of contribution
                                              Net crediting
----------------------------------------------------------------------------------------------------------------------------------
 September 2003 - present                     6% Roll-Up to age 85 enhanced death
                                              benefit
----------------------------------------------------------------------------------------------------------------------------------
 January 2004 -present                        Greater of 5% Roll-Up to age 85 or the
                                              Annual Ratchet to age 85 enhanced death
                                              benefit

----------------------------------------------------------------------------------------------------------------------------------
April 2002 - current                          Your lifetime minimum interest rate is either
                                              1.5%, 2.25% or 3.0% (depending on the state
                                              and time where your contract was issued). No
                                              limitations regarding allocations or transactions
                                              into the guaranteed interest account.
----------------------------------------------------------------------------------------------------------------------------------
April 2002 - July 2003                        No limitations regarding allocations or transfers
                                              into the guaranteed interest account
----------------------------------------------------------------------------------------------------------------------------------
March 2003 - September 2003                   The fee for this benefit was 0.30%
                                              The fee for this benefit was 0.45%
                                              The fee for this benefit is 0.60%
----------------------------------------------------------------------------------------------------------------------------------
September 2003 - January 2004
                                              The effective annual interest credited to the
                                              applicable benefit base is 5%.* Accordingly, all
                                              references in this Prospectus to the "6%
                                              Roll-Up benefit base" are deleted in their
                                              entirety and replaced with "5% Roll-Up benefit
                                              base."
                                              Greater of the 5% Roll-Up to age 85 or the
                                              Annual Ratchet to age 85 enhanced death
                                              benefit charge: 0.50%.*
                                              Withdrawals will reduce each of the benefit
                                              bases on a pro rata basis only.
----------------------------------------------------------------------------------------------------------------------------------
 September 2003 - February 2004 (for the      In calculating whether your withdrawal will
 Guaranteed minimum income benefit) and       reduce your the Roll-Up benefit base portion
 January 2004 - February 2005 (for the        of your Guaranteed minimum income benefit
 Greater of the 6% Roll-Up to age 85 or the   base on a pro rata or dollar-for-dollar basis,
 Annual Ratchet to age 85 enhanced death      withdrawal charges will be included in the
 benefit:)                                    withdrawal amount.
----------------------------------------------------------------------------------------------------------------------------------
 April 2002 - March 2006                      Not applicable
                                              Not applicable
----------------------------------------------------------------------------------------------------------------------------------
 September 2003 - present                     Unavailable -- accordingly, all references to
                                              this feature are deleted in their entirety
----------------------------------------------------------------------------------------------------------------------------------
 January 2004 -present                        Unavailable -- accordingly, all references to
                                              this feature are deleted in their entirety



* Contract owners who elected the Guaranteed minimum income benefit and/or the Greater of the 5% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit had a limited opportunity to change to the new versions of these benefits, as they are described in "Contract features and benefits" and "Accessing your money," earlier in this Prospectus.


I-3 Appendix IX: Contract Variations

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Who is AXA Equitable?                                                       2
Unit Values                                                                 2
Name Change                                                                 2
Custodian and Independent Registered Public Accounting Firm                 2
Distribution of the Contracts                                               2
Financial Statements                                                        3


How to obtain an Accumulator(R) Plus(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R) Plus(SM)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Accumulator(R) Plus(SM) SAI for Separate Account No. 49 dated
                                                           May 1, 2007.


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------

City           State    Zip
                                Plus '02, '04, '06, Jumpstart '07 and '07 Series
                                                                          x01480

Accumulator(R) Plus(SM)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2007


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) PLUS(SM)?


Accumulator(R) Plus(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/JPMorgan Core Bond
o AXA Conservative Allocation(1)        o EQ/JPMorgan Value Opportunities
o AXA Conservative-Plus Allocation(1)   o EQ/Legg Mason Value Equity
o AXA Moderate Allocation(1)            o EQ/Long Term Bond
o AXA Moderate-Plus Allocation(1)       o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Common Stock     o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Growth and       o EQ/Lord Abbett Mid Cap Value
  Income++                              o EQ/Marsico Focus
o EQ/AllianceBernstein Intermediate     o EQ/MFS Emerging Growth Companies+
  Government Securities                 o EQ/MFS Investors Trust+
o EQ/AllianceBernstein International    o EQ/Money Market
o EQ/AllianceBernstein Large Cap        o EQ/Montag & Caldwell Growth
  Growth                                o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond     o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap        o EQ/Oppenheimer Main Street
  Growth                                  Opportunity
o EQ/AllianceBernstein Value            o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II                Cap
o EQ/AXA Rosenberg Value Long/Short     o EQ/PIMCO Real Return
  Equity                                o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity*      o EQ/Small Cap Value+
o EQ/BlackRock International Value*     o EQ/Small Company Growth+
o EQ/Boston Advisors Equity Income      o EQ/Small Company Index
o EQ/Calvert Socially Responsible       o EQ/TCW Equity++
o EQ/Capital Guardian Growth            o EQ/Templeton Growth
o EQ/Capital Guardian International+    o EQ/UBS Growth and Income
o EQ/Capital Guardian Research          o EQ/Van Kampen Comstock
o EQ/Capital Guardian U.S. Equity++     o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond       Equity
o EQ/Davis New York Venture             o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                   o EQ/Wells Fargo Montgomery Small
o EQ/Evergreen International Bond         Cap++
o EQ/Evergreen Omega                    o Multimanager Aggressive Equity*
o EQ/FI Mid Cap                         o Multimanager Core Bond*
o EQ/FI Mid Cap Value+                  o Multimanager Health Care*
o EQ/Franklin Income                    o Multimanager High Yield*
o EQ/Franklin Small Cap Value           o Multimanager International Equity*
o EQ/Franklin Templeton Founding        o Multimanager Large Cap Core Equity*
  Strategy**                            o Multimanager Large Cap Growth*
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Large Cap Value*
o EQ/GAMCO Small Company Value          o Multimanager Mid Cap Growth*
o EQ/International Growth               o Multimanager Mid Cap Value*
o EQ/Janus Large Cap Growth++           o Multimanager Technology*
                                        o U.S. Real Estate -- Class II++
--------------------------------------------------------------------------------



(1)  The "AXA Allocation" portfolios.
(*) This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the investment option's former name.
(**) This investment option will be available on or about May 29, 2007, subject to regulatory approval.
(+) This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.
(++) Please see the supplement included with this Prospectus regarding the planned substitution or merger of this investment option.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of the AXA Premier VIP Trust, the EQ Advisors Trust, or The Universal Institutional Funds, Inc. (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guaranteed benefit, your investment options will be limited to the guaranteed interest option and certain permitted variable investment option(s). The permitted variable investment options are described later in this Prospectus.


TYPES OF CONTRACTS. We offer the contracts for use as:
o  A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").
o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).
o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).


A contribution of at least $10,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Expenses for this contract may be higher than for a comparable contract without a credit. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2007, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, N.J. 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.


The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.


                                                          X01466/Plus '06 Series

Contents of this Prospectus
--------------------------------------------------------------------------------

ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) Plus(SM) at a glance -- key features                          9


--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     15
Condensed financial information                                             19


--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            23
How you can make your contributions                                         23
What are your investment options under the contract?                        23
Portfolios of the Trusts                                                    24
Allocating your contributions                                               30
Credits                                                                     31
Guaranteed minimum death benefit and Guaranteed
   minimum income benefit base                                              32
Annuity purchase factors                                                    33
Guaranteed minimum income benefit option                                    34
Guaranteed minimum death benefit                                            36
Guaranteed withdrawal benefit for life ("GWBL")                             37
Principal guarantee benefits                                                41
Your right to cancel within a certain number of days                        41


--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        43
--------------------------------------------------------------------------------
Your account value and cash value                                           43
Your contract's value in the variable investment options                    43
Your contract's value in the guaranteed interest option                     43
Your contract's value in the fixed maturity options                         43
Insufficient account value                                                  43


--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG THE INVESTMENT OPTIONS                     45
--------------------------------------------------------------------------------
Transferring your account value                                             45
Disruptive transfer activity                                                45
Rebalancing your account value                                              46


----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     48
--------------------------------------------------------------------------------
Withdrawing your account value                                              48
How withdrawals are taken from your account value                           50
How withdrawals affect your Guaranteed minimum
   income benefit, Guaranteed minimum death benefit
   and Principal guarantee benefits                                         50
How withdrawals affect your GWBL and GWBL
   Guaranteed minimum death benefit                                         50
Withdrawals treated as surrenders                                           51
Loans under Rollover TSA contracts                                          51
Surrendering your contract to receive its cash value                        52
When to expect payments                                                     52
Your annuity payout options                                                 52


--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     55
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          55
Charges that the Trusts deduct                                              58
Group or sponsored arrangements                                             58
Other distribution arrangements                                             59


--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 60
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     60
Beneficiary continuation option                                             62


--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          64
--------------------------------------------------------------------------------
Overview                                                                    64
Buying a contract to fund a retirement arrangement                          64
Transfers among variable investment options                                 64
Taxation of nonqualified annuities                                          64
Individual retirement arrangements (IRAs)                                   66
Tax-sheltered annuity contracts (TSAs)                                      76

Federal and state income tax withholding and information

   reporting                                                                79
Special rules for contracts funding qualified plans                         80
Impact of taxes to AXA Equitable                                            80


--------------------------------------------------------------------------------

8. MORE INFORMATION                                                         81

--------------------------------------------------------------------------------
About Separate Account No. 49                                               81
About the Trusts                                                            81
About our fixed maturity options                                            81
About the general account                                                   82
About other methods of payment                                              83
Dates and prices at which contract events occur                             83
About your voting rights                                                    84
About legal proceedings                                                     84
Financial statements                                                        84
Transfers of ownership, collateral assignments, loans
   and borrowing                                                            84

About Custodial IRAs                                                        85

Distribution of the contracts                                               85


--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          87
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Condensed financial information                                     A-1
II  -- Purchase considerations for QP contracts                            B-1
III -- Market value adjustment example                                     C-1
IV  -- Enhanced death benefit example                                      D-1
V   -- Hypothetical illustrations                                          E-1
VI  -- Earnings enhancement benefit example                                F-1
VII -- State contract availability and/or variations
          of certain features and benefits                                 G-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.


                                                                Page
   6% Roll-Up to age 85                                           32
   account value                                                  43
   administrative charge                                          55
   annual administrative charge                                   55
   Annual Ratchet                                                 39
   Annual Ratchet to age 85 enhanced death benefit                32
   annuitant                                                      20
   annuitization                                                  52
   annuity maturity date                                          54
   annuity payout options                                         52
   annuity purchase factors                                       33
   automatic investment program                                   83
   AXA Allocation portfolios   cover
   beneficiary                                                    60
   Beneficiary continuation option ("BCO")                        62
   benefit base                                                   38
   business day                                                   83
   cash value                                                     43
   charges for state premium and other applicable taxes           58
   contract date                                                  23
   contract date anniversary                                      23
   contract year                                                  23
   Contributions to Roth IRAs                                     73
      regular contributions                                       73
      rollovers and transfers                                     73
      conversion contributions                                    74
   contributions to traditional IRAs                              67
      regular contributions                                       67
      rollovers and transfers                                     69
   credit                                                         31
   disability, terminal illness or confinement to nursing home    56
   disruptive transfer activity                                   45
   distribution charge                                            55
   Earnings Enhancement benefit                                   58
   Earnings Enhancement benefit charge                            58
   EQAccess                                                        7
   ERISA                                                          51
   Fixed-dollar option                                            30
   fixed maturity options                                         29
   free look                                                      41
   free withdrawal amount                                         56
   general account                                                82
   General dollar cost averaging                                  30
   guaranteed interest option                                     29
   Guaranteed minimum death benefit                               36
   Guaranteed minimum death benefit/guaranteed
      minimum income benefit roll-up benefit base
      reset option                                                33
   Guaranteed minimum income benefit                              34
   Guaranteed minimum income benefit "no lapse guarantee"         34
   Guaranteed minimum income benefit charge                       57
   Guaranteed withdrawal benefit for life                         37
   Guaranteed withdrawal benefit for life charge                  58
   IRA                                                         cover
   IRS                                                            64
   Investment simplifier                                          30
   lifetime required minimum distribution withdrawals             49
   loan reserve account                                           51
   loans under Rollover TSA                                       51
   market adjusted amount                                         29
   market value adjustment                                        29
   market timing                                                  45
   maturity dates                                                 29
   maturity value                                                 29
   Mortality and expense risks charge                             55
   NQ                                                          cover
   partial withdrawals                                            48
   permitted variable investment options                          23
   portfolio                                                   cover
   Principal guarantee benefits                                   41
   processing office                                               7
   QP                                                          cover
   rate to maturity                                               29
   Rebalancing                                                    46
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   Roth Conversion IRA                                         cover
   Roth IRA                                                    cover
   SAI                                                         cover
   SEC                                                         cover
   self-directed allocation                                       30
   Separate Account No. 49                                        81
   Standard death benefit                                         32
   substantially equal withdrawals                                49
   Spousal continuation                                           61
   systematic withdrawals                                         48
   TOPS                                                            7
   TSA                                                         cover
   traditional IRA                                             cover
   Trusts                                                         81
   unit                                                           43
   variable investment options                                    23
   wire transmittals and electronic applications                  83
   withdrawal charge                                              56


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

--------------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------------
fixed maturity options          Guarantee Periods (Guaranteed Fixed Interest Accounts
                                in supplemental materials)
variable investment options     Investment Funds
--------------------------------------------------------------------------------------

4 Index of key words and phrases

------------------------------------------------------------------------------------------------
 Prospectus                                 Contract or Supplemental Materials
------------------------------------------------------------------------------------------------
  account value                            Annuity Account Value
  rate to maturity                         Guaranteed Rates
  unit                                     Accumulation Unit
  Guaranteed minimum death benefit         Guaranteed death benefit
  Guarantee minimum income benefit         Guaranteed Income Benefit
  guaranteed interest option               Guaranteed Interest Account
  Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
  GWBL benefit base                        Guaranteed withdrawal benefit for life benefit base
  Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for life Annual
                                           withdrawal amount
  GWBL Excess withdrawal                   Guaranteed withdrawal benefit for life Excess
                                           withdrawal
------------------------------------------------------------------------------------------------

                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


6  Who is AXA Equitable?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.


--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDITIONAL
 CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
P.O. Box 13014
Newark, NJ 07188-0014


--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDITIONAL
 CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R) Plus(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.


--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o  elect to receive certain contract statements electronically;

o  change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o  access Frequently Asked Questions and Service Forms (not available through
   TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).

                                                        Who is AXA Equitable?  7

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7) requests for withdrawals or surrenders from Rollover TSA contracts and contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13) exercise of the Guaranteed minimum income benefit;


(14) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit);


(15) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(16) death claims;

(17) change in ownership (NQ only);

(18) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL"); and

(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between variable investment options;

(4)  contract surrender and withdrawal requests; and

(5) general dollar cost averaging (including the fixed dollar and interest sweep options)

TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) dollar cost averaging (including the fixed dollar amount and interest sweep options);

(3)  rebalancing;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.


8  Who is AXA Equitable?

Accumulator(R) Plus(SM) at a glance -- key features

--------------------------------------------------------------------------------


Professional investment   Accumulator(R) Plus(SM) variable investment options invest in different portfolios managed by
management                professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options    o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                            (subject to availability).
                          o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          ----------------------------------------------------------------------------------------------------------
                          If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest       o Principal and interest guarantees.
option
                          o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations        o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.
                          o No tax on transfers among variable investment options inside the contract.
                          ----------------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                          Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue
                          Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum        The Guaranteed minimum income benefit provides income protection for you during your life once
income benefit            you elect to annuitize the contract.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal     The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals up to
benefit for life          a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later. Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts      o Initial minimum:      $10,000
                          o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                  $100 monthly and $300 quarterly under our automatic investment program
                                                  (NQ contracts)
                                                  $50 (IRA contracts)
                          ----------------------------------------------------------------------------------------------------------
                          Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all Accumulator(R) series contracts with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. See "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this
                          Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Credit                    We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------


                           Accumulator(R) Plus(SM) at a glance key features -- 9

--------------------------------------------------------------------------------
Access to your money        o Partial withdrawals
                            o Several withdrawal options on a periodic basis
                            o Loans under Rollover TSA contracts
                            o Contract surrender
                            o Maximum payment plan (only under contracts with
                              GWBL)
                            o Customized payment plan (only under contracts with
                              GWBL)
                            You may incur a withdrawal charge for certain
                            withdrawals or if you surrender your contract.
                            You may also incur income tax and a tax penalty.
                            Certain withdrawals will diminish the value of
                            optional benefits.
--------------------------------------------------------------------------------
Payout options              o Fixed annuity payout options
                            o Variable Immediate Annuity payout options
                              (described in a separate prospectus for that
                               option)
                            o Income Manager(SM) payout options (described in a
                              separate prospectus for that option)
--------------------------------------------------------------------------------
Additional features         o Guaranteed minimum death benefit options
                            o Principal guarantee benefits
                            o Dollar cost averaging
                            o Automatic investment program
                            o Account value rebalancing (quarterly,
                              semiannually, and annually)
                            o Free transfers
                            o Waiver of withdrawal charge for disability,
                              terminal illness, confinement to a nursing home
                              and certain other withdrawals
                            o Earnings enhancement benefit, an optional death
                              benefit available under certain contracts
                            o Spousal continuation
                            o Beneficiary continuation option
                            o Guaranteed minimum death benefit/Guaranteed
                              minimum income benefit roll-up benefit base reset
--------------------------------------------------------------------------------
Fees and charges            Please see "Fee table" later in this section for
                            complete details.
--------------------------------------------------------------------------------
Owner and annuitant issue   NQ: 0-80
ages                        Rollover IRA, Roth Conversion
                            IRA and Rollover TSA: 20-80
                            QP: 20-70
--------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.


10 Accumulator(R) Plus(SM) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



-----------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
-----------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract, make certain
withdrawals, or apply your cash value to certain payout options).(1)         8.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                       $ 350
-----------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underly-
ing trust portfolio fees and expenses.
-----------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
-----------------------------------------------------------------------------------------
Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                                $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                   $   0
-----------------------------------------------------------------------------------------
 Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
Mortality and expense risks                                                  0.95%(4)
Administrative                                                               0.35%
Distribution                                                                 0.25%
                                                                             -------
Total Separate account annual expenses                                       1.55%
-----------------------------------------------------------------------------------------
 Charges we deduct from your account value each year if you elect any of the following optional benefits
-----------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
   Standard death benefit and GWBL Standard death benefit                    0.00%
   Annual Ratchet to age 85                                                  0.25%
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85               0.60%
   GWBL Enhanced death benefit                                               0.30%
-----------------------------------------------------------------------------------------
Principal guarantee benefits charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date anni-
versary for which the benefit is in effect.)
   100% Principal guarantee benefit                                          0.50%
   125% Principal guarantee benefit                                          0.75%
-----------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each
contract date anniversary for which the benefit is in effect.)               0.65%
-----------------------------------------------------------------------------------------
Earnings enhancement benefit charge (calculated as a percent-
age of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect.)                             0.35%


                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge(2) (calcu-                           0.60% for the Single Life option
lated as a percentage of the GWBL benefit base. Deducted annually on                       0.75% for the Joint Life option
each contract date anniversary.)
If your GWBL benefit base ratchets, we reserve the right to increase                       0.75% for the Single Life option
your charge up to:                                                                         0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life " in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge -- Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                                    2.00%(5)
------------------------------------------------------------------------------------------------------------------------------------


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(6)                                                                 0.63%      3.15%


This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.


---------------------------------------------------------------------------------------------
                                                          Manage-
                                                           ment      12b-1      Other
 Portfolio Name                                           Fees(7)   Fees(8)   Expenses(9)
---------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.10%      0.25%     0.18%
AXA Conservative Allocation                               0.10%      0.25%     0.22%
AXA Conservative-Plus Allocation                          0.10%      0.25%     0.18%
AXA Moderate Allocation                                   0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation                              0.10%      0.25%     0.17%
Multimanager Aggressive Equity*                           0.61%      0.25%     0.19%
Multimanager Core Bond*                                   0.59%      0.25%     0.18%
Multimanager Health Care*                                 1.20%      0.25%     0.23%
Multimanager High Yield*                                  0.58%      0.25%     0.18%
Multimanager International Equity*                        1.02%      0.25%     0.26%
Multimanager Large Cap Core Equity*                       0.90%      0.25%     0.20%
Multimanager Large Cap Growth*                            0.90%      0.25%     0.22%
Multimanager Large Cap Value*                             0.88%      0.25%     0.22%
Multimanager Mid Cap Growth*                              1.10%      0.25%     0.20%
Multimanager Mid Cap Value*                               1.10%      0.25%     0.21%
Multimanager Technology*                                  1.20%      0.25%     0.23%
---------------------------------------------------------------------------------------------
 EQ Advisors Trust:
---------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%      0.25%     0.13%
EQ/AllianceBernstein Growth and Income++                  0.56%      0.25%     0.12%
EQ/AllianceBernstein Intermediate Government Securities   0.50%      0.25%     0.14%
EQ/AllianceBernstein International                        0.71%      0.25%     0.20%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.11%
EQ/AllianceBernstein Quality Bond                         0.50%      0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%      0.25%     0.13%
EQ/AllianceBernstein Value                                0.60%      0.25%     0.13%
EQ/Ariel Appreciation II                                  0.75%      0.25%     0.51%
EQ/AXA Rosenberg Value Long/Short Equity                  1.40%      0.25%     1.44%
EQ/BlackRock Basic Value Equity*                          0.55%      0.25%     0.14%
EQ/BlackRock International Value*                         0.82%      0.25%     0.21%


------------------------------------------------------------------------------------------------------------------
                                                                              Total
                                                               Acquired       Annual                   Net Total
                                                                 Fund        Expenses    Fee Waiv-      Annual
                                                               Fees and       (Before   ers and/or     Expenses
                                                               Expenses       Expense     Expense       (After
                                                             (Underlying      Limita-   Reimburse-     Expense
 Portfolio Name                                            Portfolios)(10)    tions)     ments(11)   Limitations)
------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.91%             1.44%      (0.18)%      1.26%
AXA Conservative Allocation                               0.67%             1.24%      (0.22)%      1.02%
AXA Conservative-Plus Allocation                          0.72%             1.25%      (0.18)%      1.07%
AXA Moderate Allocation                                   0.78%             1.30%      (0.17)%      1.13%
AXA Moderate-Plus Allocation                              0.85%             1.37%      (0.17)%      1.20%
Multimanager Aggressive Equity*                             --              1.05%         --        1.05%
Multimanager Core Bond*                                     --              1.02%      (0.07)%      0.95%
Multimanager Health Care*                                   --              1.68%       0.00%       1.68%
Multimanager High Yield*                                    --              1.01%         --        1.01%
Multimanager International Equity*                          --              1.53%       0.00%       1.53%
Multimanager Large Cap Core Equity*                         --              1.35%       0.00%       1.35%
Multimanager Large Cap Growth*                              --              1.37%      (0.02)%      1.35%
Multimanager Large Cap Value*                               --              1.35%       0.00%       1.35%
Multimanager Mid Cap Growth*                              0.01%             1.56%       0.00%       1.56%
Multimanager Mid Cap Value*                               0.03%             1.59%       0.00%       1.59%
Multimanager Technology*                                    --              1.68%       0.00%       1.68%
------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --              0.85%         --        0.85%
EQ/AllianceBernstein Growth and Income++                    --              0.93%         --        0.93%
EQ/AllianceBernstein Intermediate Government Securities     --              0.89%         --        0.89%
EQ/AllianceBernstein International                          --              1.16%      (0.06)%      1.10%
EQ/AllianceBernstein Large Cap Growth                       --              1.26%      (0.21)%      1.05%
EQ/AllianceBernstein Quality Bond                           --              0.89%         --        0.89%
EQ/AllianceBernstein Small Cap Growth                       --              1.12%         --        1.12%
EQ/AllianceBernstein Value                                  --              0.98%      (0.03)%      0.95%
EQ/Ariel Appreciation II                                    --              1.51%      (0.36)%      1.15%
EQ/AXA Rosenberg Value Long/Short Equity                    --              3.09%      (1.10)%      1.99%
EQ/BlackRock Basic Value Equity*                            --              0.94%       0.00%       0.94%
EQ/BlackRock International Value*                           --              1.28%      (0.03)%      1.25%
------------------------------------------------------------------------------------------------------------------


12 Fee table

This table shows the fees and expenses for 2006 as an annual percentage of each
Portfolio's daily average net assets.
--------------------------------------------------------------------------------
                                              Manage-
                                               ment      12b-1       Other
 Portfolio Name                               Fees(7)   Fees(8)   Expenses(9)
--------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income            0.75%      0.25%     0.15%
EQ/Calvert Socially Responsible             0.65%      0.25%     0.25%
EQ/Capital Guardian Growth                  0.65%      0.25%     0.16%
EQ/Capital Guardian International+          0.83%      0.25%     0.21%
EQ/Capital Guardian Research                0.65%      0.25%     0.13%
EQ/Capital Guardian U.S. Equity++           0.64%      0.25%     0.14%
EQ/Caywood-Scholl High Yield Bond           0.60%      0.25%     0.18%
EQ/Davis New York Venture                   0.85%      0.25%     0.74%
EQ/Equity 500 Index                         0.25%      0.25%     0.13%
EQ/Evergreen International Bond             0.70%      0.25%     0.23%
EQ/Evergreen Omega                          0.65%      0.25%     0.21%
EQ/FI Mid Cap                               0.68%      0.25%     0.15%
EQ/FI Mid Cap Value+                        0.73%      0.25%     0.13%
EQ/Franklin Income                          0.90%      0.25%     0.38%
EQ/Franklin Small Cap Value                 0.90%      0.25%     2.00%
EQ/Franklin Templeton Founding Strategy**   0.05%      0.25%     0.21%
EQ/GAMCO Mergers and Acquisitions           0.90%      0.25%     0.33%
EQ/GAMCO Small Company Value                0.78%      0.25%     0.14%
EQ/International Growth                     0.85%      0.25%     0.35%
EQ/Janus Large Cap Growth++                 0.90%      0.25%     0.15%
EQ/JPMorgan Core Bond                       0.44%      0.25%     0.15%
EQ/JPMorgan Value Opportunities             0.60%      0.25%     0.16%
EQ/Legg Mason Value Equity                  0.65%      0.25%     0.22%
EQ/Long Term Bond                           0.43%      0.25%     0.15%
EQ/Lord Abbett Growth and Income            0.65%      0.25%     0.26%
EQ/Lord Abbett Large Cap Core               0.65%      0.25%     0.41%
EQ/Lord Abbett Mid Cap Value                0.70%      0.25%     0.18%
EQ/Marsico Focus                            0.85%      0.25%     0.13%
EQ/MFS Emerging Growth Companies+           0.65%      0.25%     0.15%
EQ/MFS Investors Trust+                     0.60%      0.25%     0.16%
EQ/Money Market                             0.33%      0.25%     0.14%
EQ/Montag & Caldwell Growth                 0.75%      0.25%     0.16%
EQ/Mutual Shares                            0.90%      0.25%     0.50%
EQ/Oppenheimer Global                       0.95%      0.25%     1.30%
EQ/Oppenheimer Main Street Opportunity      0.85%      0.25%     1.58%
EQ/Oppenheimer Main Street Small Cap        0.90%      0.25%     1.48%
EQ/PIMCO Real Return                        0.55%      0.25%     0.18%
EQ/Short Duration Bond                      0.43%      0.25%     0.14%
EQ/Small Cap Value+                         0.73%      0.25%     0.15%
EQ/Small Company Growth+                    1.00%      0.25%     0.17%
EQ/Small Company Index                      0.25%      0.25%     0.16%
EQ/TCW Equity++                             0.80%      0.25%     0.16%
EQ/Templeton Growth                         0.95%      0.25%     0.64%
EQ/UBS Growth and Income                    0.75%      0.25%     0.17%
EQ/Van Kampen Comstock                      0.65%      0.25%     0.19%
EQ/Van Kampen Emerging Markets Equity       1.12%      0.25%     0.40%
EQ/Van Kampen Mid Cap Growth                0.70%      0.25%     0.23%
EQ/Wells Fargo Montgomery Small Cap++       0.85%      0.25%     0.41%
-------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
-------------------------------------------------------------------------------
U.S. Real Estate -- Class II++              0.74%      0.35%     0.27%

----------------------------------------------------------------------------------------------------
                                                                 Total
                                                 Acquired       Annual                   Net Total
                                                   Fund        Expenses    Fee Waiv-      Annual
                                                 Fees and       (Before   ers and/or     Expenses
                                                 Expenses       Expense     Expense       (After
                                               (Underlying      Limita-   Reimburse-     Expense
 Portfolio Name                              Portfolios)(10)    tions)     ments(11)   Limitations)
----------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income              --              1.15%      (0.10)%      1.05%
EQ/Calvert Socially Responsible               --              1.15%      (0.10)%      1.05%
EQ/Capital Guardian Growth                    --              1.06%      (0.11)%      0.95%
EQ/Capital Guardian International+            --              1.29%      (0.09)%      1.20%
EQ/Capital Guardian Research                  --              1.03%      (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity++             --              1.03%      (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond             --              1.03%      (0.03)%      1.00%
EQ/Davis New York Venture                     --              1.84%      (0.54)%      1.30%
EQ/Equity 500 Index                           --              0.63%         --        0.63%
EQ/Evergreen International Bond               --              1.18%      (0.03)%      1.15%
EQ/Evergreen Omega                            --              1.11%       0.00%       1.11%
EQ/FI Mid Cap                                 --              1.08%      (0.08)%      1.00%
EQ/FI Mid Cap Value+                          --              1.11%      (0.01)%      1.10%
EQ/Franklin Income                            --              1.53%      (0.23)%      1.30%
EQ/Franklin Small Cap Value                   --              3.15%      (1.85)%      1.30%
EQ/Franklin Templeton Founding Strategy**   1.07%             1.58%      (0.11)%      1.47%
EQ/GAMCO Mergers and Acquisitions             --              1.48%      (0.03)%      1.45%
EQ/GAMCO Small Company Value                  --              1.17%       0.00%       1.17%
EQ/International Growth                       --              1.45%       0.00%       1.45%
EQ/Janus Large Cap Growth++                   --              1.30%      (0.15)%      1.15%
EQ/JPMorgan Core Bond                         --              0.84%       0.00%       0.84%
EQ/JPMorgan Value Opportunities               --              1.01%      (0.06)%      0.95%
EQ/Legg Mason Value Equity                    --              1.12%      (0.12)%      1.00%
EQ/Long Term Bond                             --              0.83%       0.00%       0.83%
EQ/Lord Abbett Growth and Income              --              1.16%      (0.16)%      1.00%
EQ/Lord Abbett Large Cap Core                 --              1.31%      (0.31)%      1.00%
EQ/Lord Abbett Mid Cap Value                  --              1.13%      (0.08)%      1.05%
EQ/Marsico Focus                              --              1.23%      (0.08)%      1.15%
EQ/MFS Emerging Growth Companies+             --              1.05%         --        1.05%
EQ/MFS Investors Trust+                       --              1.01%      (0.06)%      0.95%
EQ/Money Market                               --              0.72%         --        0.72%
EQ/Montag & Caldwell Growth                   --              1.16%      (0.01)%      1.15%
EQ/Mutual Shares                              --              1.65%      (0.35)%      1.30%
EQ/Oppenheimer Global                       0.01%             2.51%      (1.15)%      1.36%
EQ/Oppenheimer Main Street Opportunity        --              2.68%      (1.38)%      1.30%
EQ/Oppenheimer Main Street Small Cap          --              2.63%      (1.33)%      1.30%
EQ/PIMCO Real Return                          --              0.98%      (0.08)%      0.90%
EQ/Short Duration Bond                        --              0.82%       0.00%       0.82%
EQ/Small Cap Value+                           --              1.13%      (0.03)%      1.10%
EQ/Small Company Growth+                      --              1.42%      (0.12)%      1.30%
EQ/Small Company Index                      0.01%             0.67%       0.00%       0.67%
EQ/TCW Equity++                               --              1.21%      (0.06)%      1.15%
EQ/Templeton Growth                           --              1.84%      (0.49)%      1.35%
EQ/UBS Growth and Income                      --              1.17%      (0.12)%      1.05%
EQ/Van Kampen Comstock                        --              1.09%      (0.09)%      1.00%
EQ/Van Kampen Emerging Markets Equity         --              1.77%       0.00%       1.77%
EQ/Van Kampen Mid Cap Growth                  --              1.18%      (0.13)%      1.05%
EQ/Wells Fargo Montgomery Small Cap++         --              1.51%      (0.21)%      1.30%
----------------------------------------------------------------------------------------------------
 The Universal Institutional Funds, Inc.:
----------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                --              1.36%      (0.10)%      1.26%



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and ben efits " later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.



Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable.


                                                                    Fee table 13

     The withdrawal charge percentage we use is determined by the contract year     Contract
     in which you make the  withdrawal or surrender your  contract. For each        Year
     contribution, we consider the con- tract year in which we receive that         1 .......................8.00%
     contribution to be "contract year 1")                                          2 .......................8.00%
                                                                                    3 .......................7.00%
                                                                                    4 .......................7.00%
                                                                                    5 .......................6.00%
                                                                                    6 .......................5.00%
                                                                                    7 .......................4.00%
                                                                                    8 .......................3.00%
                                                                                    9+ ......................0.00%




(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, if applicable, the charge is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.


(7) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (11) for any expense limitation agreement information.

(8) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.


(9) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (11) for any expense limitation agreement information.

(10) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



--------------------------------------------------------------------------------
 Portfolio Name
--------------------------------------------------------------------------------
   Multimanager Aggressive Equity                                        1.03%
   Multimanager Health Care                                              1.63%
   Multimanager International Equity                                     1.52%
   Multimanager Large Cap Core Equity                                    1.33%
   Multimanager Large Cap Growth                                         1.33%
   Multimanager Large Cap Value                                          1.31%
   Multimanager Mid Cap Growth                                           1.52%
   Multimanager Mid Cap Value                                            1.58%
   Multimanager Technology                                               1.64%
   EQ/AllianceBernstein Common Stock                                     0.83%
   EQ/AllianceBernstein Growth and Income                                0.92%
   EQ/AllianceBernstein Large Cap Growth                                 1.03%
   EQ/AllianceBernstein Small Cap Growth                                 1.11%
   EQ/AllianceBernstein Value                                            0.94%
   EQ/Ariel Appreciation II                                              1.01%
   EQ/BlackRock Basic Value Equity                                       0.93%
   EQ/Capital Guardian Growth                                            0.94%
   EQ/Capital Guardian Research                                          0.94%
   EQ/Capital Guardian U.S. Equity                                       0.94%
   EQ/Davis New York Venture                                             1.27%
   EQ/Evergreen Omega                                                    1.05%
   EQ/FI Mid Cap                                                         0.97%
   EQ/FI Mid Cap Value                                                   1.09%
--------------------------------------------------------------------------------


14 Fee table

--------------------------------------------------------------------------------
Portfolio Name
--------------------------------------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions                                     1.37%
   EQ/GAMCO Small Company Value                                          1.16%
   EQ/Janus Large Cap Growth                                             1.14%
   EQ/Legg Mason Value Equity                                            0.97%
   EQ/Lord Abbett Growth and Income                                      0.99%
   EQ/Lord Abbett Large Cap Core                                         0.99%
   EQ/Marsico Focus                                                      1.14%
   EQ/MFS Emerging Growth Companies                                      1.03%
   EQ/MFS Investors Trust                                                0.94%
   EQ/Montag & Caldwell Growth                                           1.13%
   EQ/Mutual Shares                                                      1.30%
   EQ/Small Cap Value                                                    1.02%
   EQ/UBS Growth and Income                                              1.03%
   EQ/Van Kampen Comstock                                                0.99%
   EQ/Van Kampen Emerging Markets Equity                                 1.75%
   EQ/Van Kampen Mid Cap Growth                                          1.01%
   EQ/Wells Fargo Montgomery Small Cap                                   1.20%
 -------------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit) would pay in the situations illustrated. Each value in the expense example was calculated with the Guaranteed minimum income benefit except for the AXA Moderate Allocation portfolio. The AXA Moderate Allocation portfolio is calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. The example uses an average annual administrative charge based on the charges paid in 2006, which results in an estimated administrative charge of 0.008% of contract value.


The fixed maturity options and guaranteed interest option are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                                                    Fee table 15

----------------------------------------------------------------------------------------------------------
                                                If you surrender your contract at the end of the appli-
                                                                   cable time period
 Portfolio Name                                    1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,298.00     $ 2,221.00     $ 3,181.00     $ 5,402.00
AXA Conservative Allocation                   $ 1,276.00     $ 2,158.00     $ 3,079.00     $ 5,218.00
AXA Conservative-Plus Allocation              $ 1,278.00     $ 2,161.00     $ 3,084.00     $ 5,227.00
AXA Moderate Allocation                       $ 1,296.00     $ 2,202.00     $ 3,129.00     $ 5,273.00
AXA Moderate-Plus Allocation                  $ 1,291.00     $ 2,199.00     $ 3,145.00     $ 5,338.00
Multimanager Aggressive Equity*               $ 1,256.00     $ 2,097.00     $ 2,981.00     $ 5,039.00
Multimanager Core Bond*                       $ 1,252.00     $ 2,088.00     $ 2,965.00     $ 5,010.00
Multimanager Health Care*                     $ 1,324.00     $ 2,297.00     $ 3,302.00     $ 5,618.00
Multimanager High Yield*                      $ 1,251.00     $ 2,084.00     $ 2,960.00     $ 5,001.00
Multimanager International Equity*            $ 1,308.00     $ 2,250.00     $ 3,226.00     $ 5,483.00
Multimanager Large Cap Core Equity*           $ 1,288.00     $ 2,193.00     $ 3,135.00     $ 5,319.00
Multimanager Large Cap Growth*                $ 1,291.00     $ 2,199.00     $ 3,145.00     $ 5,338.00
Multimanager Large Cap Value*                 $ 1,288.00     $ 2,193.00     $ 3,135.00     $ 5,319.00
Multimanager Mid Cap Growth*                  $ 1,311.00     $ 2,259.00     $ 3,242.00     $ 5,510.00
Multimanager Mid Cap Value*                   $ 1,315.00     $ 2,269.00     $ 3,257.00     $ 5,537.00
Multimanager Technology*                      $ 1,324.00     $ 2,297.00     $ 3,302.00     $ 5,618.00
----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,234.00     $ 2,033.00     $ 2,877.00     $ 4,847.00
EQ/AllianceBernstein Growth and Income++      $ 1,243.00     $ 2,059.00     $ 2,919.00     $ 4,924.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,238.00     $ 2,046.00     $ 2,898.00     $ 4,886.00
EQ/AllianceBernstein International            $ 1,268.00     $ 2,132.00     $ 3,037.00     $ 5,143.00
EQ/AllianceBernstein Large Cap Growth         $ 1,279.00     $ 2,164.00     $ 3,089.00     $ 5,236.00
EQ/AllianceBernstein Quality Bond             $ 1,238.00     $ 2,046.00     $ 2,898.00     $ 4,886.00
EQ/AllianceBernstein Small Cap Growth         $ 1,263.00     $ 2,120.00     $ 3,017.00     $ 5,105.00
EQ/AllianceBernstein Value                    $ 1,248.00     $ 2,075.00     $ 2,944.00     $ 4,972.00
EQ/Ariel Appreciation II                      $ 1,306.00     $ 2,243.00     $ 3,216.00     $ 5,465.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 1,478.00     $ 2,734.00     $ 3,989.00     $ 6,779.00
EQ/BlackRock Basic Value Equity*              $ 1,244.00     $ 2,062.00     $ 2,924.00     $ 4,934.00
EQ/BlackRock International Value*             $ 1,281.00     $ 2,170.00     $ 3,099.00     $ 5,255.00
EQ/Boston Advisors Equity Income              $ 1,267.00     $ 2,129.00     $ 3,032.00     $ 5,133.00
EQ/Calvert Socially Responsible               $ 1,267.00     $ 2,129.00     $ 3,032.00     $ 5,133.00
EQ/Capital Guardian Growth                    $ 1,257.00     $ 2,100.00     $ 2,986.00     $ 5,048.00
EQ/Capital Guardian International+            $ 1,282.00     $ 2,174.00     $ 3,104.00     $ 5,264.00
EQ/Capital Guardian Research                  $ 1,254.00     $ 2,091.00     $ 2,970.00     $ 5,020.00
EQ/Capital Guardian U.S. Equity++             $ 1,254.00     $ 2,091.00     $ 2,970.00     $ 5,020.00
EQ/Caywood-Scholl High Yield Bond             $ 1,254.00     $ 2,091.00     $ 2,970.00     $ 5,020.00
EQ/Davis New York Venture                     $ 1,342.00     $ 2,347.00     $ 3,382.00     $ 5,758.00
EQ/Equity 500 Index                           $ 1,210.00     $ 1,963.00     $ 2,762.00     $ 4,632.00
EQ/Evergreen International Bond               $ 1,270.00     $ 2,139.00     $ 3,048.00     $ 5,162.00
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                        If you annuitize at the end of the
                                               applicable time period and select a non-life
                                                contingent period certain annuity option
                                                      with less than five years
----------------------------------------------------------------------------------------------------
 Portfolio Name                                 1 year      3 years        5 years        10 years
----------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       N/A     $ 2,221.00     $ 3,181.00     $ 5,402.00
AXA Conservative Allocation                     N/A     $ 2,158.00     $ 3,079.00     $ 5,218.00
AXA Conservative-Plus Allocation                N/A     $ 2,161.00     $ 3,084.00     $ 5,227.00
AXA Moderate Allocation                         N/A     $ 2,202.00     $ 3,129.00     $ 5,273.00
AXA Moderate-Plus Allocation                    N/A     $ 2,199.00     $ 3,145.00     $ 5,338.00
Multimanager Aggressive Equity*                 N/A     $ 2,097.00     $ 2,981.00     $ 5,039.00
Multimanager Core Bond*                         N/A     $ 2,088.00     $ 2,965.00     $ 5,010.00
Multimanager Health Care*                       N/A     $ 2,297.00     $ 3,302.00     $ 5,618.00
Multimanager High Yield*                        N/A     $ 2,084.00     $ 2,960.00     $ 5,001.00
Multimanager International Equity*              N/A     $ 2,250.00     $ 3,226.00     $ 5,483.00
Multimanager Large Cap Core Equity*             N/A     $ 2,193.00     $ 3,135.00     $ 5,319.00
Multimanager Large Cap Growth*                  N/A     $ 2,199.00     $ 3,145.00     $ 5,338.00
Multimanager Large Cap Value*                   N/A     $ 2,193.00     $ 3,135.00     $ 5,319.00
Multimanager Mid Cap Growth*                    N/A     $ 2,259.00     $ 3,242.00     $ 5,510.00
Multimanager Mid Cap Value*                     N/A     $ 2,269.00     $ 3,257.00     $ 5,537.00
Multimanager Technology*                        N/A     $ 2,297.00     $ 3,302.00     $ 5,618.00
----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 2,033.00     $ 2,877.00     $ 4,847.00
EQ/AllianceBernstein Growth and Income++        N/A     $ 2,059.00     $ 2,919.00     $ 4,924.00
EQ/AllianceBernstein Intermediate Government
 Securities                                     N/A     $ 2,046.00     $ 2,898.00     $ 4,886.00
EQ/AllianceBernstein International              N/A     $ 2,132.00     $ 3,037.00     $ 5,143.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 2,164.00     $ 3,089.00     $ 5,236.00
EQ/AllianceBernstein Quality Bond               N/A     $ 2,046.00     $ 2,898.00     $ 4,886.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 2,120.00     $ 3,017.00     $ 5,105.00
EQ/AllianceBernstein Value                      N/A     $ 2,075.00     $ 2,944.00     $ 4,972.00
EQ/Ariel Appreciation II                        N/A     $ 2,243.00     $ 3,216.00     $ 5,465.00
EQ/AXA Rosenberg Value Long/Short Equity        N/A     $ 2,734.00     $ 3,989.00     $ 6,779.00
EQ/BlackRock Basic Value Equity*                N/A     $ 2,062.00     $ 2,924.00     $ 4,934.00
EQ/BlackRock International Value*               N/A     $ 2,170.00     $ 3,099.00     $ 5,255.00
EQ/Boston Advisors Equity Income                N/A     $ 2,129.00     $ 3,032.00     $ 5,133.00
EQ/Calvert Socially Responsible                 N/A     $ 2,129.00     $ 3,032.00     $ 5,133.00
EQ/Capital Guardian Growth                      N/A     $ 2,100.00     $ 2,986.00     $ 5,048.00
EQ/Capital Guardian International+              N/A     $ 2,174.00     $ 3,104.00     $ 5,264.00
EQ/Capital Guardian Research                    N/A     $ 2,091.00     $ 2,970.00     $ 5,020.00
EQ/Capital Guardian U.S. Equity++               N/A     $ 2,091.00     $ 2,970.00     $ 5,020.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 2,091.00     $ 2,970.00     $ 5,020.00
EQ/Davis New York Venture                       N/A     $ 2,347.00     $ 3,382.00     $ 5,758.00
EQ/Equity 500 Index                             N/A     $ 1,963.00     $ 2,762.00     $ 4,632.00
EQ/Evergreen International Bond                 N/A     $ 2,139.00     $ 3,048.00     $ 5,162.00
----------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                               If you do not surrender your contract at the end of the
                                                                applicable time period
-------------------------------------------------------------------------------------------------------------
 Portfolio Name                                    1 year       3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      $ 498.00     $ 1,521.00     $ 2,581.00     $ 5,402.00
AXA Conservative Allocation                    $ 476.00     $ 1,458.00     $ 2,479.00     $ 5,218.00
AXA Conservative-Plus Allocation               $ 478.00     $ 1,461.00     $ 2,484.00     $ 5,227.00
AXA Moderate Allocation                        $ 496.00     $ 1,502.00     $ 2,529.00     $ 5,273.00
AXA Moderate-Plus Allocation                   $ 491.00     $ 1,499.00     $ 2,545.00     $ 5,338.00
Multimanager Aggressive Equity*                $ 456.00     $ 1,397.00     $ 2,381.00     $ 5,039.00
Multimanager Core Bond*                        $ 452.00     $ 1,388.00     $ 2,365.00     $ 5,010.00
Multimanager Health Care*                      $ 524.00     $ 1,597.00     $ 2,702.00     $ 5,618.00
Multimanager High Yield*                       $ 451.00     $ 1,384.00     $ 2,360.00     $ 5,001.00
Multimanager International Equity*             $ 508.00     $ 1,550.00     $ 2,626.00     $ 5,483.00
Multimanager Large Cap Core Equity*            $ 488.00     $ 1,493.00     $ 2,535.00     $ 5,319.00
Multimanager Large Cap Growth*                 $ 491.00     $ 1,499.00     $ 2,545.00     $ 5,338.00
Multimanager Large Cap Value*                  $ 488.00     $ 1,493.00     $ 2,535.00     $ 5,319.00
Multimanager Mid Cap Growth*                   $ 511.00     $ 1,559.00     $ 2,642.00     $ 5,510.00
Multimanager Mid Cap Value*                    $ 515.00     $ 1,569.00     $ 2,657.00     $ 5,537.00
Multimanager Technology*                       $ 524.00     $ 1,597.00     $ 2,702.00     $ 5,618.00
-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock              $ 434.00     $ 1,333.00     $ 2,277.00     $ 4,847.00
EQ/AllianceBernstein Growth and Income++       $ 443.00     $ 1,359.00     $ 2,319.00     $ 4,924.00
EQ/AllianceBernstein Intermediate Government
 Securities                                    $ 438.00     $ 1,346.00     $ 2,298.00     $ 4,886.00
EQ/AllianceBernstein International             $ 468.00     $ 1,432.00     $ 2,437.00     $ 5,143.00
EQ/AllianceBernstein Large Cap Growth          $ 479.00     $ 1,464.00     $ 2,489.00     $ 5,236.00
EQ/AllianceBernstein Quality Bond              $ 438.00     $ 1,346.00     $ 2,298.00     $ 4,886.00
EQ/AllianceBernstein Small Cap Growth          $ 463.00     $ 1,420.00     $ 2,417.00     $ 5,105.00
EQ/AllianceBernstein Value                     $ 448.00     $ 1,375.00     $ 2,344.00     $ 4,972.00
EQ/Ariel Appreciation II                       $ 506.00     $ 1,543.00     $ 2,616.00     $ 5,465.00
EQ/AXA Rosenberg Value Long/Short Equity       $ 678.00     $ 2,034.00     $ 3,389.00     $ 6,779.00
EQ/BlackRock Basic Value Equity*               $ 444.00     $ 1,362.00     $ 2,324.00     $ 4,934.00
EQ/BlackRock International Value*              $ 481.00     $ 1,470.00     $ 2,499.00     $ 5,255.00
EQ/Boston Advisors Equity Income               $ 467.00     $ 1,429.00     $ 2,432.00     $ 5,133.00
EQ/Calvert Socially Responsible                $ 467.00     $ 1,429.00     $ 2,432.00     $ 5,133.00
EQ/Capital Guardian Growth                     $ 457.00     $ 1,400.00     $ 2,386.00     $ 5,048.00
EQ/Capital Guardian International+             $ 482.00     $ 1,474.00     $ 2,504.00     $ 5,264.00
EQ/Capital Guardian Research                   $ 454.00     $ 1,391.00     $ 2,370.00     $ 5,020.00
EQ/Capital Guardian U.S. Equity++              $ 454.00     $ 1,391.00     $ 2,370.00     $ 5,020.00
EQ/Caywood-Scholl High Yield Bond              $ 454.00     $ 1,391.00     $ 2,370.00     $ 5,020.00
EQ/Davis New York Venture                      $ 542.00     $ 1,647.00     $ 2,782.00     $ 5,758.00
EQ/Equity 500 Index                            $ 410.00     $ 1,263.00     $ 2,162.00     $ 4,632.00
EQ/Evergreen International Bond                $ 470.00     $ 1,439.00     $ 2,448.00     $ 5,162.00
-------------------------------------------------------------------------------------------------------------


16 Fee table

--------------------------------------------------------------------------------------------------------
                                              If you surrender your contract at the end of the appli-
                                                                 cable time period
 Portfolio Name                                  1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                          $ 1,262.00     $ 2,116.00     $ 3,012.00     $ 5,096.00
EQ/FI Mid Cap                               $ 1,259.00     $ 2,107.00     $ 2,996.00     $ 5,067.00
EQ/FI Mid Cap Value+                        $ 1,262.00     $ 2,116.00     $ 3,012.00     $ 5,096.00
EQ/Franklin Income                          $ 1,308.00     $ 2,250.00     $ 3,226.00     $ 5,483.00
EQ/Franklin Small Cap Value                 $ 1,485.00     $ 2,753.00     $ 4,018.00     $ 6,824.00
EQ/Franklin Templeton Founding Strategy**   $ 1,314.00     $ 2,265.00     $ 3,252.00     $ 5,528.00
EQ/GAMCO Mergers and Acquisitions           $ 1,303.00     $ 2,234.00     $ 3,201.00     $ 5,438.00
EQ/GAMCO Small Company Value                $ 1,269.00     $ 2,135.00     $ 3,043.00     $ 5,152.00
EQ/International Growth                     $ 1,299.00     $ 2,224.00     $ 3,186.00     $ 5,411.00
EQ/Janus Large Cap Growth++                 $ 1,283.00     $ 2,177.00     $ 3,109.00     $ 5,273.00
EQ/JPMorgan Core Bond                       $ 1,233.00     $ 2,030.00     $ 2,872.00     $ 4,838.00
EQ/JPMorgan Value Opportunities             $ 1,251.00     $ 2,084.00     $ 2,960.00     $ 5,001.00
EQ/Legg Mason Value Equity                  $ 1,263.00     $ 2,120.00     $ 3,017.00     $ 5,105.00
EQ/Long Term Bond                           $ 1,232.00     $ 2,027.00     $ 2,867.00     $ 4,828.00
EQ/Lord Abbett Growth and Income            $ 1,268.00     $ 2,132.00     $ 3,037.00     $ 5,143.00
EQ/Lord Abbett Large Cap Core               $ 1,284.00     $ 2,180.00     $ 3,114.00     $ 5,283.00
EQ/Lord Abbett Mid Cap Value                $ 1,264.00     $ 2,123.00     $ 3,022.00     $ 5,115.00
EQ/Marsico Focus                            $ 1,275.00     $ 2,155.00     $ 3,073.00     $ 5,208.00
EQ/MFS Emerging Growth Companies+           $ 1,256.00     $ 2,097.00     $ 2,981.00     $ 5,039.00
EQ/MFS Investors Trust+                     $ 1,251.00     $ 2,084.00     $ 2,960.00     $ 5,001.00
EQ/Money Market                             $ 1,220.00     $ 1,992.00     $ 2,809.00     $ 4,720.00
EQ/Montag & Caldwell Growth                 $ 1,268.00     $ 2,132.00     $ 3,037.00     $ 5,143.00
EQ/Mutual Shares                            $ 1,321.00     $ 2,288.00     $ 3,287.00     $ 5,591.00
EQ/Oppenheimer Global                       $ 1,415.00     $ 2,556.00     $ 3,712.00     $ 6,323.00
EQ/Oppenheimer Main Street Opportunity      $ 1,434.00     $ 2,609.00     $ 3,794.00     $ 6,459.00
EQ/Oppenheimer Main Street Small Cap        $ 1,428.00     $ 2,593.00     $ 3,770.00     $ 6,419.00
EQ/PIMCO Real Return                        $ 1,248.00     $ 2,075.00     $ 2,944.00     $ 4,972.00
EQ/Short Duration Bond                      $ 1,231.00     $ 2,024.00     $ 2,861.00     $ 4,818.00
EQ/Small Cap Value+                         $ 1,264.00     $ 2,123.00     $ 3,022.00     $ 5,115.00
EQ/Small Company Growth+                    $ 1,296.00     $ 2,215.00     $ 3,171.00     $ 5,384.00
EQ/Small Company Index                      $ 1,215.00     $ 1,976.00     $ 2,783.00     $ 4,671.00
EQ/TCW Equity++                             $ 1,273.00     $ 2,148.00     $ 3,063.00     $ 5,190.00
EQ/Templeton Growth                         $ 1,342.00     $ 2,347.00     $ 3,382.00     $ 5,758.00
EQ/UBS Growth and Income                    $ 1,269.00     $ 2,135.00     $ 3,043.00     $ 5,152.00
EQ/Van Kampen Comstock                      $ 1,260.00     $ 2,110.00     $ 3,001.00     $ 5,077.00
EQ/Van Kampen Emerging Markets Equity       $ 1,334.00     $ 2,325.00     $ 3,347.00     $ 5,697.00
EQ/Van Kampen Mid Cap Growth                $ 1,270.00     $ 2,139.00     $ 3,048.00     $ 5,162.00
EQ/Wells Fargo Montgomery Small Cap++       $ 1,306.00     $ 2,243.00     $ 3,216.00     $ 5,465.00
--------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++              $ 1,290.00     $ 2,196.00     $ 3,140.00     $ 5,329.00
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                      If you annuitize at the end of the
                                             applicable time period and select a non-life contin-
                                            gent period certain annuity option with less than five
                                                                    years
--------------------------------------------------------------------------------------------------
 Portfolio Name                               1 year      3 years        5 years        10 years
--------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                            N/A     $ 2,116.00     $ 3,012.00     $ 5,096.00
EQ/FI Mid Cap                                 N/A     $ 2,107.00     $ 2,996.00     $ 5,067.00
EQ/FI Mid Cap Value+                          N/A     $ 2,116.00     $ 3,012.00     $ 5,096.00
EQ/Franklin Income                            N/A     $ 2,250.00     $ 3,226.00     $ 5,483.00
EQ/Franklin Small Cap Value                   N/A     $ 2,753.00     $ 4,018.00     $ 6,824.00
EQ/Franklin Templeton Founding Strategy**     N/A     $ 2,265.00     $ 3,252.00     $ 5,528.00
EQ/GAMCO Mergers and Acquisitions             N/A     $ 2,234.00     $ 3,201.00     $ 5,438.00
EQ/GAMCO Small Company Value                  N/A     $ 2,135.00     $ 3,043.00     $ 5,152.00
EQ/International Growth                       N/A     $ 2,224.00     $ 3,186.00     $ 5,411.00
EQ/Janus Large Cap Growth++                   N/A     $ 2,177.00     $ 3,109.00     $ 5,273.00
EQ/JPMorgan Core Bond                         N/A     $ 2,030.00     $ 2,872.00     $ 4,838.00
EQ/JPMorgan Value Opportunities               N/A     $ 2,084.00     $ 2,960.00     $ 5,001.00
EQ/Legg Mason Value Equity                    N/A     $ 2,120.00     $ 3,017.00     $ 5,105.00
EQ/Long Term Bond                             N/A     $ 2,027.00     $ 2,867.00     $ 4,828.00
EQ/Lord Abbett Growth and Income              N/A     $ 2,132.00     $ 3,037.00     $ 5,143.00
EQ/Lord Abbett Large Cap Core                 N/A     $ 2,180.00     $ 3,114.00     $ 5,283.00
EQ/Lord Abbett Mid Cap Value                  N/A     $ 2,123.00     $ 3,022.00     $ 5,115.00
EQ/Marsico Focus                              N/A     $ 2,155.00     $ 3,073.00     $ 5,208.00
EQ/MFS Emerging Growth Companies+             N/A     $ 2,097.00     $ 2,981.00     $ 5,039.00
EQ/MFS Investors Trust+                       N/A     $ 2,084.00     $ 2,960.00     $ 5,001.00
EQ/Money Market                               N/A     $ 1,992.00     $ 2,809.00     $ 4,720.00
EQ/Montag & Caldwell Growth                   N/A     $ 2,132.00     $ 3,037.00     $ 5,143.00
EQ/Mutual Shares                              N/A     $ 2,288.00     $ 3,287.00     $ 5,591.00
EQ/Oppenheimer Global                         N/A     $ 2,556.00     $ 3,712.00     $ 6,323.00
EQ/Oppenheimer Main Street Opportunity        N/A     $ 2,609.00     $ 3,794.00     $ 6,459.00
EQ/Oppenheimer Main Street Small Cap          N/A     $ 2,593.00     $ 3,770.00     $ 6,419.00
EQ/PIMCO Real Return                          N/A     $ 2,075.00     $ 2,944.00     $ 4,972.00
EQ/Short Duration Bond                        N/A     $ 2,024.00     $ 2,861.00     $ 4,818.00
EQ/Small Cap Value+                           N/A     $ 2,123.00     $ 3,022.00     $ 5,115.00
EQ/Small Company Growth+                      N/A     $ 2,215.00     $ 3,171.00     $ 5,384.00
EQ/Small Company Index                        N/A     $ 1,976.00     $ 2,783.00     $ 4,671.00
EQ/TCW Equity++                               N/A     $ 2,148.00     $ 3,063.00     $ 5,190.00
EQ/Templeton Growth                           N/A     $ 2,347.00     $ 3,382.00     $ 5,758.00
EQ/UBS Growth and Income                      N/A     $ 2,135.00     $ 3,043.00     $ 5,152.00
EQ/Van Kampen Comstock                        N/A     $ 2,110.00     $ 3,001.00     $ 5,077.00
EQ/Van Kampen Emerging Markets Equity         N/A     $ 2,325.00     $ 3,347.00     $ 5,697.00
EQ/Van Kampen Mid Cap Growth                  N/A     $ 2,139.00     $ 3,048.00     $ 5,162.00
EQ/Wells Fargo Montgomery Small Cap++         N/A     $ 2,243.00     $ 3,216.00     $ 5,465.00
--------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                N/A     $ 2,196.00     $ 3,140.00     $ 5,329.00
--------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                               If you do not surrender your contract at the end of the
                                                           applicable time period
-------------------------------------------------------------------------------------------------------------
 Portfolio Name                                  1 year       3 years        5 years        10 years
-------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega                              $ 462.00     $ 1,416.00     $ 2,412.00     $ 5,096.00
EQ/FI Mid Cap                                   $ 459.00     $ 1,407.00     $ 2,396.00     $ 5,067.00
EQ/FI Mid Cap Value+                            $ 462.00     $ 1,416.00     $ 2,412.00     $ 5,096.00
EQ/Franklin Income                              $ 508.00     $ 1,550.00     $ 2,626.00     $ 5,483.00
EQ/Franklin Small Cap Value                     $ 685.00     $ 2,053.00     $ 3,418.00     $ 6,824.00
EQ/Franklin Templeton Founding Strategy**       $ 514.00     $ 1,565.00     $ 2,652.00     $ 5,528.00
EQ/GAMCO Mergers and Acquisitions               $ 503.00     $ 1,534.00     $ 2,601.00     $ 5,438.00
EQ/GAMCO Small Company Value                    $ 469.00     $ 1,435.00     $ 2,443.00     $ 5,152.00
EQ/International Growth                         $ 499.00     $ 1,524.00     $ 2,586.00     $ 5,411.00
EQ/Janus Large Cap Growth++                     $ 483.00     $ 1,477.00     $ 2,509.00     $ 5,273.00
EQ/JPMorgan Core Bond                           $ 433.00     $ 1,330.00     $ 2,272.00     $ 4,838.00
EQ/JPMorgan Value Opportunities                 $ 451.00     $ 1,384.00     $ 2,360.00     $ 5,001.00
EQ/Legg Mason Value Equity                      $ 463.00     $ 1,420.00     $ 2,417.00     $ 5,105.00
EQ/Long Term Bond                               $ 432.00     $ 1,327.00     $ 2,267.00     $ 4,828.00
EQ/Lord Abbett Growth and Income                $ 468.00     $ 1,432.00     $ 2,437.00     $ 5,143.00
EQ/Lord Abbett Large Cap Core                   $ 484.00     $ 1,480.00     $ 2,514.00     $ 5,283.00
EQ/Lord Abbett Mid Cap Value                    $ 464.00     $ 1,423.00     $ 2,422.00     $ 5,115.00
EQ/Marsico Focus                                $ 475.00     $ 1,455.00     $ 2,473.00     $ 5,208.00
EQ/MFS Emerging Growth Companies+               $ 456.00     $ 1,397.00     $ 2,381.00     $ 5,039.00
EQ/MFS Investors Trust+                         $ 451.00     $ 1,384.00     $ 2,360.00     $ 5,001.00
EQ/Money Market                                 $ 420.00     $ 1,292.00     $ 2,209.00     $ 4,720.00
EQ/Montag & Caldwell Growth                     $ 468.00     $ 1,432.00     $ 2,437.00     $ 5,143.00
EQ/Mutual Shares                                $ 521.00     $ 1,588.00     $ 2,687.00     $ 5,591.00
EQ/Oppenheimer Global                           $ 615.00     $ 1,856.00     $ 3,112.00     $ 6,323.00
EQ/Oppenheimer Main Street Opportunity          $ 634.00     $ 1,909.00     $ 3,194.00     $ 6,459.00
EQ/Oppenheimer Main Street Small Cap            $ 628.00     $ 1,893.00     $ 3,170.00     $ 6,419.00
EQ/PIMCO Real Return                            $ 448.00     $ 1,375.00     $ 2,344.00     $ 4,972.00
EQ/Short Duration Bond                          $ 431.00     $ 1,324.00     $ 2,261.00     $ 4,818.00
EQ/Small Cap Value+                             $ 464.00     $ 1,423.00     $ 2,422.00     $ 5,115.00
EQ/Small Company Growth+                        $ 496.00     $ 1,515.00     $ 2,571.00     $ 5,384.00
EQ/Small Company Index                          $ 415.00     $ 1,276.00     $ 2,183.00     $ 4,671.00
EQ/TCW Equity++                                 $ 473.00     $ 1,448.00     $ 2,463.00     $ 5,190.00
EQ/Templeton Growth                             $ 542.00     $ 1,647.00     $ 2,782.00     $ 5,758.00
EQ/UBS Growth and Income                        $ 469.00     $ 1,435.00     $ 2,443.00     $ 5,152.00
EQ/Van Kampen Comstock                          $ 460.00     $ 1,410.00     $ 2,401.00     $ 5,077.00
EQ/Van Kampen Emerging Markets Equity           $ 534.00     $ 1,625.00     $ 2,747.00     $ 5,697.00
EQ/Van Kampen Mid Cap Growth                    $ 470.00     $ 1,439.00     $ 2,448.00     $ 5,162.00
EQ/Wells Fargo Montgomery Small Cap++           $ 506.00     $ 1,543.00     $ 2,616.00     $ 5,465.00
-------------------------------------------------------------------------------------------------------------
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
-------------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                  $ 490.00     $ 1,496.00     $ 2,540.00     $ 5,329.00
-------------------------------------------------------------------------------------------------------------


                                                                    Fee table 17

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.


+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


18 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as the end of the periods shown for each of the variable investment options available as of December 31, 2006.


                                                                    Fee table 19

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT

You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $10,000 for you to purchase a contract. You may make additional contributions of at least $500 each for NQ, QP and Rollover TSA contracts and $50 each for IRA contracts, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------

THE "OWNER" IS THE PERSON WHO IS THE NAMED OWNER IN THE CONTRACT AND, IF AN INDIVIDUAL, IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS. THE ANNUITANT IS THE PERSON WHO IS THE MEASURING LIFE FOR DETERMINING THE CONTRACT'S MATURITY DATE. THE ANNUITANT IS NOT NECESSARILY THE CONTRACT OWNER. WHERE THE OWNER OF A CONTRACT IS NON-NATURAL, THE ANNUITANT IS THE MEASURING LIFE FOR DETERMINING CONTRACT BENEFITS.



--------------------------------------------------------------------------------
                  Available for
                  owner and
                  annuitant       Minimum
 Contract type    issue ages      contributions
--------------------------------------------------------------------------------
NQ               0 through 80     o $10,000 (initial)
                                  o $500 (additional)
                                  o $100 monthly and
                                    $300 quarterly under
                                    our automatic
                                    investment program
                                    (additional)

----------------------------------------------------------------------------------------
                                                    Limitations on
 Contract type    Source of contributions           contributions+
----------------------------------------------------------------------------------------
NQ               o After-tax money.                 o No additional contributions after
                                                      attainment of age 81 or, if later,
                 o Paid to us by check or transfer    the first contract date
                   of contract value in a tax-        anniversary.*
                   deferred exchange under
                   Section 1035 of the Internal
                   Revenue Code.


20 Contract features and benefits

--------------------------------------------------------------------------------
                      Available for
                      owner and
                      annuitant         Minimum
 Contract type        issue ages        contributions
--------------------------------------------------------------------------------
Rollover IRA          20 through 80     o $10,000 (initial)
                                        o $50 (additional)
--------------------------------------------------------------------------------
Roth Conversion IRA   20 through 80     o $10,000 (initial)
                                        o $50 (additional)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                          Limitations on
 Contract type         Source of contributions            contributions+
---------------------------------------------------------------------------------------------
Rollover IRA          o Eligible rollover distributions   o No contributions after attain-
                        from TSA contracts or other         ment of age 81 or, if later, the
                        403(b) arrangements, qualified      first contract date anniversary.*
                        plans, and governmental
                        employer 457(b) plans.            o Contributions after age 70-1/2
                                                            must be net of required mini-
                      o Rollovers from another tradi-       mum distributions.
                        tional individual retirement
                        arrangement.                      o Although we accept regular IRA
                                                            contributions (limited to $4,000
                      o Direct custodian-to-custodian       for 2007 and $5,000 for 2008)
                        transfers from another tradi-       under Rollover IRA contracts, we
                        tional individual retirement        intend that this contract be used
                        arrangement.                        primarily for rollover and direct
                                                            transfer contributions.

                      o Regular IRA contributions.        o Additional catch-up contribu-
                                                            tions of up to $1,000 per
                      o Additional "catch-up" contri-       calendar year where the owner
                        butions.                            is at least age 50 but under age
                                                            70-1/2 at any time during the
                                                            calendar year for which the con-
                                                            tribution is made.
---------------------------------------------------------------------------------------------
Roth Conversion IRA   o Rollovers from another Roth       o No additional rollover or direct
                        IRA.                                transfer contributions after
                                                            attainment of age 81 or, if later,
                      o Rollovers from a "designated        the first contract date
                        Roth contribution account"          anniversary.*
                        under a 401(k) plan or 403(b)
                        arrangement.                      o Conversion rollovers after age
                                                            70-1/2 must be net of required
                      o Conversion rollovers from a         minimum distributions for the
                        traditional IRA.                    traditional IRA you are rolling
                                                            over.
                      o Direct transfers from another
                        Roth IRA.                         o You cannot roll over funds from
                                                            a traditional IRA if your adjusted
                      o Regular Roth IRA contribu-          gross income is $100,000 or
                         tions.                             more.

                      o Additional catch-up contribu-
                        tions.                            o Although we accept regular
                                                            Roth IRA contributions (limited
                                                            to $4,000 for 2007 and $5,000
                                                            for 2008) under the Roth IRA
                                                            contracts, we intend that this
                                                            contract be used primarily for
                                                            rollover and direct transfer
                                                            contributions.

                                                          o Additional catch-up contribu-
                                                            tions of up to $1,000 per
                                                            calendar year where the owner
                                                            is at least age 50 at any time
                                                            during the calendar year for
                                                            which the contribution is made.
---------------------------------------------------------------------------------------------


                                               Contract features and benefits 21

---------------------------------------------------------------------------------------------
                 Available for
                 owner and
                 annuitant        Minimum
---------------------------------------------------------------------------------------------
 Contract type   issue ages      contributions
Rollover TSA     20 through 80    o $10,000 (initial)
                                  o $500 (additional)
---------------------------------------------------------------------------------------------
QP               20 through 70    o $10,000 (initial)
                                  o $500 (additional)

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                                        Limitations on
 Contract type    Source of contributions               contributions+
---------------------------------------------------------------------------------------------
Rollover TSA     o Direct transfers of pre-tax          o Additional rollover or direct
                   funds from another contract or         transfer contributions may be
                   arrangement under Section              made up to attainment of age
                   403(b) of the Internal Revenue         81 or, if later, the first contract
                   Code, complying with IRS Rev-          date anniversary.*
                   enue Ruling 90-24.
                                                        o Rollover or direct transfer contri-
                 o Eligible rollover distributions of     butions after age 70-1/2 must be
                   pre-tax funds from other               net of any required minimum
                   403(b) plans. Subsequent con-          distributions.
                   tributions may also be
                   rollovers from qualified plans,      o We do not accept employer-
                   governmental employer 457(b)           remitted contributions.
                   plans and traditional IRAs.
---------------------------------------------------------------------------------------------
QP               o Only transfer contributions          o A separate QP contract must be
                   from other investments within          established for each plan
                   an existing defined contribu-          participant.
                   tion qualified plan trust.
                                                        o We do not accept regular ongo-
                 o The plan must be qualified             ing payroll contributions or
                   under Section 401(a) of the            contributions directly from the
                   Internal Revenue Code.                 employer.

                 o For 401(k) plans, transferred        o Only one additional transfer
                   contributions may not include          contribution may be made dur-
                   any after-tax contributions,           ing a contract year.
                   including designated Roth
                   contributions.                       o No additional transfer contributions
                                                          after participant's attainment of age 71 or,
                                                          if later, the first contract date
                                                          anniversary.

                                                        o Contributions after age 70-1/2
                                                          must be net of any required
                                                          minimum distributions.

                                                        o We do not accept contributions
                                                          from defined benefit plans.

See Appendix II at the end of this Prospectus for a
discussion of purchase considerations of QP contracts.
---------------------------------------------------------------------------------------------


+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permit ted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

*   Please see Appendix VII later in this Prospectus for state variations.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.

22 Contract features and benefits

OWNER AND ANNUITANT REQUIREMENTS


Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state. For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. This contract is not available for purchase by Charitable Remainder Trusts.


Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint life basis and the contract is owned by a non-natural owner. Under QP contracts, all benefits are based on the age of the annuitant.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealer, are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------

Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options. If you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option and the following variable investment options: the AXA Allocation portfolios and the EQ/Franklin Templeton Founding Strategy portfolio ("permitted variable investment options").

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option and the AXA Moderate Allocation portfolio.


VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.

                                              Contract features and benefits  23

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Plus(SM) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors may include fees and expenses; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.



------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             Objective                                               applicable)
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a      o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.                            o AllianceBernstein L.P.
 EQUITY(1)                                                                            o ClearBridge Advisors, LLC
                                                                                      o Legg Mason Capital Management, Inc.
                                                                                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital  o BlackRock Financial Management, Inc.
                              appreciation, consistent with a prudent level of risk.  o Pacific Investment Management Company
                                                                                        LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.                            o A I M Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current      o Pacific Investment Management Company
                              income and capital appreciation.                          LLC
                                                                                      o Post Advisory Group, LLC
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.                            o AllianceBernstein L.P.
 EQUITY(5)                                                                            o JPMorgan Investment Management Inc.
                                                                                      o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------


24 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                    Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                              o AllianceBernstein L.P.
 CORE EQUITY(6)                                                                          o Janus Capital Management LLC
                                                                                         o Thornburg Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                              o RCM Capital Management LLC
 GROWTH(7)                                                                               o TCW Investment Management Company
                                                                                         o T. Rowe Price Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                              o AllianceBernstein L.P.
 VALUE(8)                                                                                o Institutional Capital LLC
                                                                                         o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                              o AllianceBernstein L.P.
 GROWTH(9)                                                                               o Franklin Advisers, Inc.
                                                                                         o Provident Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                              o AXA Rosenberg Investment Management LLC
 VALUE(10)                                                                               o TCW Investment Management Company
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)    Long-term growth of capital.                              o Firsthand Capital Management, Inc.
                                                                                         o RCM Capital Management LLC
                                                                                         o Wellington Management Company, LLP
------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                        Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 MON STOCK
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH    Seeks to provide a high total return.                     o AllianceBernstein L.P.
 AND INCOME++
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 NATIONAL
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with      o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.             o AllianceBernstein L.P.
 CAP GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks capital appreciation.                               o AllianceBernstein L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks long-term capital appreciation.                     o Ariel Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         Seeks to increase value through bull markets and bear     o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY             markets using strategies that are designed to limit expo-
                               sure to general equity market risk.
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 25

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)            Objective                                                applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE     Seeks capital appreciation and secondarily, income.      o BlackRock Investment Management, LLC
 EQUITY(12)
------------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL   Seeks to provide current income and long-term growth of  o BlackRock Investment Management Interna-
 VALUE(13)                   income, accompanied by growth of capital.                  tional Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY    Seeks a combination of growth and income to achieve an   o Boston Advisors, LLC
 INCOME                      above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY          Seeks long-term capital appreciation.                    o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                          o Bridgeway Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH   Seeks long-term growth of capital.                       o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          To achieve long-term growth of capital.                  o Capital Guardian Trust Company
 INTERNATIONAL+
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          Seeks to achieve long-term growth of capital.            o Capital Guardian Trust Company
 RESEARCH
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.     Seeks to achieve long-term growth of capital.            o Capital Guardian Trust Company
 EQUITY++
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH       Seeks to maximize current income.                        o Caywood-Scholl Capital Management
 YIELD BOND
------------------------------------------------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE    Seeks long-term growth of capital.                       o Davis Selected Advisers, L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX          Seeks a total return before expenses that approximates   o AllianceBernstein L.P.
                             the total return performance of the S&P 500 Index,
                             including reinvestment of dividends, at a risk level
                             consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL   Seeks capital growth and current income.                 o Evergreen Investment Management
 BOND                                                                                   Company, LLC
                                                                                      o First International Fund Advisors (dba
                                                                                        "Evergreen International")
------------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA           Seeks long-term capital growth.                          o Evergreen Investment Management Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                Seeks long-term growth of capital.                       o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+         Seeks long-term capital appreciation.                    o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME           Seeks to maximize income while maintaining prospects     o Franklin Advisers, Inc.
                             for capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE  Seeks long-term total return.                            o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON        Primarily seeks capital appreciation and secondarily     o AXA Equitable
 FOUNDING STRATEGY(**)       seeks income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND         Seeks to achieve capital appreciation.                   o GAMCO Asset Management Inc.
 ACQUISITIONS
------------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY       Seeks to maximize capital appreciation.                  o GAMCO Asset Management Inc.
 VALUE
------------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH      Seeks to achieve capital appreciation.                   o MFS Investment Management.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++  Seeks long-term growth of capital.                       o Janus Capital Management LLC
------------------------------------------------------------------------------------------------------------------------------------


26 Contract features and benefits

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              Objective                                                  applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-  o JPMorgan Investment Management Inc.
                               erate risk to capital and maintenance of liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.                            o JPMorgan Investment Management Inc.
 OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.                         o Legg Mason Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation          o BlackRock Financial Management, Inc.
                               through investment in long-maturity debt obligations.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without          o Lord, Abbett & Co. LLC
 INCOME                        excessive fluctuation in market value.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-     o Lord, Abbett & Co. LLC
 CORE                          able risk.
------------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.                                      o Lord, Abbett & Co. LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.                         o Marsico Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.                 o MFS Investment Management
 COMPANIES+
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+        Seeks long-term growth of capital with a secondary         o MFS Investment Management
                               objective to seek reasonable current income. For purposes
                               of this Portfolio, the words "reasonable current income"
                               mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve   o The Dreyfus Corporation
                               its assets and maintain liquidity.
------------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.                     o Montag & Caldwell, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks capital appreciation, which may occasionally be      o Franklin Mutual Advisers, LLC
                               short-term, and secondarily, income.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks capital appreciation.                                o OppenheimerFunds, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks long-term capital appreciation.                      o OppenheimerFunds, Inc.
 OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks capital appreciation.                                o OppenheimerFunds, Inc.
 SMALL CAP
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation     o Pacific Investment Management Company,
                               of real capital and prudent investment management.           LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of principal  o BlackRock Financial Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+            Seeks capital appreciation.                                o Lazard Asset Management LLC
                                                                                          o Franklin Advisory Services, LLC
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       Seeks to achieve capital appreciation.                     o Bear Stearns Asset Management Inc.
                                                                                          o Eagle Asset Management, Inc.
                                                                                          o Wells Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the      o AllianceBernstein L.P.
                               deduction of portfolio expenses) the total return of the
                               Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY++                Seeks to achieve long-term capital appreciation.           o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------


                                               Contract features and benefits 27

------------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                          Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                Objective                                                 applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH              Seeks long-term capital growth.                           o Templeton Global Advisors Limited
------------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Seeks to achieve total return through capital             o UBS Global Asset Management
                                 appreciation with income as a secondary consideration.      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           Capital growth and income.                                o Morgan Stanley Investment
                                                                                             Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING           Seeks long-term capital appreciation.                     o Morgan Stanley Investment
 MARKETS EQUITY                                                                              Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            Capital growth.                                           o Morgan Stanley Investment
 GROWTH                                                                                      Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY        Seeks long-term capital appreciation.                     o Wells Capital Management Inc.
 SMALL CAP++
------------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                   Objective                                                  Investment Manager
------------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II++   Seeks to provide above average current income and long-   o Van Kampen (is the name under which
                                 term capital appreciation by investing primarily in equity  Morgan Stanley Investment Management
                                 securities of companies in the U.S. real estate industry,   Inc. does business in certain
                                 including real estate investment trusts.                    situations)
------------------------------------------------------------------------------------------------------------------------------------


(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.

--------------------------------------------------------------------------------
 FN     Portfolio Name until May 29, 2007
--------------------------------------------------------------------------------
(1)     AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------
(2)     AXA Premier VIP Core Bond
--------------------------------------------------------------------------------
(3)     AXA Premier VIP Health Care
--------------------------------------------------------------------------------
(4)     AXA Premier VIP High Yield
--------------------------------------------------------------------------------
(5)     AXA Premier VIP International Equity
--------------------------------------------------------------------------------
(6)     AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------
(7)     AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------
(8)     AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------
(9)     AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------
(10)    AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------
(11)    AXA Premier VIP Technology
--------------------------------------------------------------------------------
(12)    EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
(13)    EQ/Mercury International Value
--------------------------------------------------------------------------------

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.

You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


28 Contract features and benefits

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2007 is 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers, even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.

--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) Plus(SM) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b) withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2007, the next available maturity date was February 15, 2008. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable


                                              Contract features and benefits  29
market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b) the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option (subject to restrictions in certain states - see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. If an owner or an annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.

DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or guaranteed interest option.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------

GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.

INVESTMENT SIMPLIFIER


FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the AXA Allocation portfolios are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


30  Contract features and benefits

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. The fixed-dollar option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.


INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the AXA Allocation portfolios are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program you may participate in any of the dollar cost averaging programs except general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability.


CREDITS
A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The credit amounts attributable to your contributions are not included for purposes of calculating any of the guaranteed benefits.
The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:


--------------------------------------------------------------------------------
                                         Credit percentage
   First year total contributions           applied to
            Breakpoints                    contributions
--------------------------------------------------------------------------------
Less than $500,000                              4%
$500,000-$999,999.99                           4.5%
$1 million or more                              5%
--------------------------------------------------------------------------------



The percentage of the credit is based on your total first year contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:


     o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

     o For any subsequent contribution that results in your total contri butions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

     o If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.

                                              Contract features and benefits  31

     o The "Indication of intent" approach to first year contributions is o not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

o  No indication of intent:

     o For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

     o For any subsequent contribution that results in a higher appli cable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:


o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus).


o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.


o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such Credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturing date(s). A market value adjustment may apply to withdrawals from the fixed maturity options.


We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.

GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o  your initial contribution and any additional contributions to the contract;
   less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o  your initial contribution and any additional contributions to the contract;
   plus

o  daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


The effective annual roll-up rate credited to this benefit base is:

o 6% with respect to the variable investment options (other than EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond) the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).


The benefit base stops rolling up after the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birthday. For contracts with non-natural owners, the benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE


32  Contract features and benefits

GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:

o  your initial contribution to the contract and any additional contributions,

                                      or

o your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant's 85th birthday, plus any contributions made since the most recent annual ratchet, less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

For contracts with non-natural owners, the last contract date anniversary a ratchet could occur is based on the annuitant's age.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

In Washington a different roll-up rate applies to the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. See Appendix VII later in this Prospectus.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value as of the 5th or later contract date anniversary. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.


We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset for five years. If after your death your spouse continues this contract, the benefit base will be eligible to be reset either five years from the contract date or from the last reset date, if applicable. The last age at which the benefit base is eligible to be reset is owner (or older joint owner, if applicable) age 75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.


It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of reset; you may not exercise until the tenth contract date anniversary following the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to this contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for this contract from another traditional IRA, TSA or QP contract that you maintain. If you withdraw the lifetime required minimum distribution from this contract, and the required minimum distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.

The Roll-Up benefit base for both the "Greater of" enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's (and any joint owner's) age and sex in certain instances. Your contract specifies different guaranteed annuity purchase factors for the Guaranteed minimum income benefit and the annuity payout options. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.

                                              Contract features and benefits  33

GUARANTEED MINIMUM INCOME BENEFIT OPTION


The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


This feature is not available if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life. If the owner was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age as follows:


-------------------------------------------
              Level payments
-------------------------------------------
                        Period certain
                            years
                    ----------------------
    Owner's age at
      exercise         IRAs         NQ
------------------- ------------ ---------
   75 and younger       10          10
         76              9          10
         77              8          10
         78              7          10
         79              7          10
         80              7          10
         81              7           9
         82              7           8
         83              7           7
         84              6           6
         85              5           5
-------------------------------------------


We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit, should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base less, any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. The guaranteed annuity purchase factors we use to determine your payout annuity benefit under the Guaranteed minimum income benefit are more conservative than the guaranteed annuity purchase factors we use for our standard payout annuity options. This means that, assuming the same amount is applied to purchase the benefit and that we use guaranteed annuity purchase factors to compute the benefit, each periodic payment under the Guaranteed minimum income benefit payout annuity will be smaller than each periodic payment under our standard payout annuity options. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general, if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:


o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.

34  Contract features and benefits

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o  Upon owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.

--------------------------------------------------------------------------------
                                Guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
--------------------------------------------------------------------------------
            10                      $11,891
            15                      $18,597
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us along with all required information within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:

o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;


(iii) for Accumulator(R) Plus(SM) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Plus(SM) QP contract into an Accumulator(R) Plus(SM) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise, However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;


(iv) for Accumulator(R) Plus(SM) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Plus(SM) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;


(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;


(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which

                                              Contract features and benefits  35
      the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules.

(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and

(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions adjusted for any withdrawals (and associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 to 80 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.


If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals (and associated withdrawal charges) whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.


Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.


If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any Credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 70 AT ISSUE OF QP CONTRACTS. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.

Subject to state availability (please see Appendix VII later in this Prospectus for state availability of these benefits), you may elect one of the following enhanced death benefits:

o   Annual Ratchet to age 85.


o   The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced minimum death benefit.

EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (please see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract, under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit

36  Contract features and benefits
provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate the feature. If you elect the Guaranteed withdrawal benefit for life the Earnings enhancement benefit is not available.


If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o   the account value or

o   any applicable death benefit

decreased by:

o   total net contributions


For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.


For purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any Credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o   the account value or

o   any applicable death benefit

decreased by:

o   total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000-$16,000).

For contracts with non-natural owners, your eligibility to elect the Earnings enhancement benefit will be calculated based on the annuitant's age.

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement death benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued; neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits, described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option and the permitted variable investment options.


You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).

                                              Contract features and benefits  37

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis. Joint annuitants are not permitted under any other contracts.

Joint life QP and TSA contracts are not permitted.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o   You are interested in long term accumulation rather than taking withdrawals;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.

GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:


o   Your GWBL benefit base increases by any subsequent contributions.


o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawal in contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.

GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:


--------------------------------------------------------------------------------
 Age                             Applicable percentage
--------------------------------------------------------------------------------
45-64                            4.0%
65-74                            5.0%
75-84                            6.0%
85 and older                     7.0%
--------------------------------------------------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.

EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount.

38  Contract features and benefits

If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

      o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

      o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.


ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.


5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.

SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.

GWBL GUARANTEED MINIMUM DEATH BENEFIT


There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-80, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.


The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).

                                              Contract features and benefits  39

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:


      o Your GWBL Enhanced death benefit base increases by any subsequent contribution;


      o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

      o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section;

      o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit " in "Accessing your money" later in this Prospectus.


The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death adjusted for any subsequent withdrawals (and associated withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO


If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.


However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) Plus(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Plus(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Plus(SM) contract.

o  No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.


o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.


o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.


o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS


o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.


o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.

40  Contract features and benefits

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ("RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.


o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.


PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. The guaranteed amount does not include any credits allocated to your contract.


Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option and the permitted variable investment options.


125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. The guaranteed amount does not include any credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option and the AXA Moderate Allocation portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 80th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are planning to take required minimum distributions from this contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.

YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.

                                              Contract features and benefits  41

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct),
(ii) any guaranteed interest in the guaranteed interest option, and (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that you will forfeit the credit by exercising this right of cancellation.


We may require that you wait six months before you may apply for a contract with us again if:

o  you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your financial professional can provide you with the cancellation instructions.

42  Contract features and benefits

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total value of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge as well as any optional benefit charges; (ii) any applicable withdrawal charge; and
(iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative, and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions plus the credit;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.


YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION


Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.


YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.

                      ----------------------------------

If you apply for this contract by electronic means, please see Appendix VII for additional information.

INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.

GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.

PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to

                                           Determining your contract's value  43
a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.

44  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options, subject to the following:


o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contracts features and benefits" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

                            Transferring your money among investment options  45

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.


Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.


In order to participate in one of our rebalancing programs, you must tell us:


(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------

While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not

46 Transferring your money among investment options be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.

                            Transferring your money among investment options  47

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE

You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


--------------------------------------------------------------------------------
                                  Method of withdrawal
                   -------------------------------------------------------------
                                                                Lifetime
                                                               required
                                             Substantially     minimum
    Contract       Partial     Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                  Yes           Yes             No              No
--------------------------------------------------------------------------------
Rollover IRA        Yes           Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Con-
 version IRA        Yes           Yes             Yes             No
--------------------------------------------------------------------------------
Rollover
 TSA*               Yes           Yes             No             Yes
--------------------------------------------------------------------------------
QP**                Yes           No              No             Yes
--------------------------------------------------------------------------------


* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


**  All payments are made to the Trust as the owner of the contract.


AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.


MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet or 5% deferral bonus.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.


If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with any Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).

48  Accessing your money

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.


You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


SUBSTANTIALLY EQUAL WITHDRAWALS
(All contracts except QP contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a partial withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a partial withdrawal. We will calculate the new withdrawal amount.


Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge.

The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.

LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA and Rollover TSA and QP contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.


Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.

                                                        Accessing your money  49

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any lump sum withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawals may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).


Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset." in "Contract features and benefits" earlier in this Prospectus.


HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000-$16,000).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.


HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your benefit base and GWBL Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Our Guaranteed withdrawal benefit for life ("GWBL") " in "Contract features and benefits" earlier in this Prospectus.

50  Accessing your money

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus.


WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.

LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of your spouse. If you elect the GWBL option or a PGB, loans are not permitted. Your contract contains further details of the loan provision. Please see Appendix VII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus, for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and


(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amounts).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the loan reserve account. Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.

For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%.

We will credit interest to the amount in the loan reserve account at a rate of 2% lower than the loan interest rate that applies for the time your loan is outstanding. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.


                                                        Accessing your money  51

The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE


You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.



All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "the Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.


You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.


We can defer payment of any portion of your value in the guaranteed interest option and fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) Plus(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Plus(SM) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Plus(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.


Your Accumulator(R) Plus(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply to your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus for further information.

--------------------------------------------------------------------------------
Fixed annuity payout options            Life annuity
                                        Life annuity with period
                                          certain
                                        Life annuity with refund
                                          certain
                                        Period certain annuity
--------------------------------------------------------------------------------

52  Accessing your money

--------------------------------------------------------------------------------
Variable Immediate Annuity             Life annuity
   payout options                      Life annuity with period
                                         certain
--------------------------------------------------------------------------------
Income Manager(SM) payout options      Life annuity with period
   (available for owners and annu-       certain
   itants age 83 or less at contract   Period certain annuity
   issue)
--------------------------------------------------------------------------------


o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisers Trust . The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.


INCOME MANAGER(SM) PAYOUT OPTIONS

The Income Manager(SM) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(SM) payout annuity contract. You may request an illustration of the Income Manager(SM) payout annuity contract from your financial professional. Income Manager(SM) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(SM) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(SM) payout options provide guaranteed level payments. The Income Manager(SM) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(SM) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Plus(SM).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(SM) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Plus(SM) contract to an Income Manager(SM) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Plus(SM). For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(SM) payout options are not available in all states.

If you purchase an Income Manager(SM) contract in connection with the exercise of the Guaranteed minimum income option, different payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(SM) prospectus.


THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION


The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.


                                                        Accessing your money  53

For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your Accumulator(R) Plus(SM) is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.

For the Income Manager(SM) payout life contingent options, no withdrawal charge is imposed under the Accumulator(R) Plus(SM). If the withdrawal charge that otherwise would have been applied to your account value under your Accumulator(R) Plus(SM) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(SM) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments begin from the Accumulator(R) Plus(SM) contract. Generally, the date annuity payments begin may not be earlier than five years (in a limited number of jurisdictions this requirement may be more or less than 5 years) from the contract date. Please see Appendix VII later in this Prospectus for information on state variations. Except with respect to Income Manager(SM) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.

If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.


If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(SM) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced dollar for dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


Please see Appendix VII later in this Prospectus for variations that may apply in your state.

54  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o  A mortality and expense risks charge

o  An administrative charge

o  A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.

o On each contract date anniversary --a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.

o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.95% of the net assets in each variable investment option.


The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


Administrative charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.35% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest

                                                        Charges and expenses  55
maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options -- The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

--------------------------------------------------------------------------------
                              Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8    9+
--------------------------------------------------------------------------------
   Percentage of
   contribution     8%    8%    7%    7%    6%    5%    4%    3%   0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.


For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.


The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawal for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

     (i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

     (ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

     (iii) An owner (or older joint owner, if applicable) has been con-

56  Charges and expenses
          fined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

          -- its main function is to provide skilled, intermediate, or custodial nursing care;

          -- it provides continuous room and board to three or more persons;

          -- it is supervised by a registered nurse or licensed practical nurse;

          -- it keeps daily medical records of each patient;

          -- it controls and records all medications dispensed; and

          -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.

GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.60% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.

PRINCIPAL GUARANTEE BENEFITS CHARGE


If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

                                                        Charges and expenses  57

EARNINGS ENHANCEMENT BENEFIT CHARGE


If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the GWBL Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.


For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life basis.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION
ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o  Management fees ranging from 0.05% to 1.40%.

o  12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o  Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios").The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

58  Charges and expenses

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.

                                                        Charges and expenses  59

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.

EFFECT OF THE OWNER'S DEATH


In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.


If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.

NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.

60  Payment of death benefit

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.

SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit , and adjusted for any subsequent withdrawals. If any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

        o If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

        o If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

        o If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.


        o If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

        o For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.

                                                    Payment of death benefit  61

o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o   The withdrawal charge schedule remains in effect.

If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.

BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VI later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. The account value, however, will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o  The contract continues in your name for the benefit of your beneficiary.

o  The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

62  Payment of death benefit

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o  Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o  The beneficiary automatically replaces the existing annuitant.

o  The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o  Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals.

o  No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o  The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.

                                                    Payment of death benefit  63

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Plus(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract.

We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator(R) Plus'(SM) extra credit on each contribution, choice of death benefits, the Guaranteed withdrawal benefit for life benefit, the Guaranteed minimum income benefit, guaranteed interest option, fixed maturity options, selection of variable investment options and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.

TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.

64  Tax information

TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.

ANNUITY PAYMENTS

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract.

Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result which could include amending the contract (with appropriate notice to you).

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) Plus(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) Plus(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


Section 1035 exchanges are generally not available after the death of the owner.


SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


Beneficiary continuation option

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of

                                                             Tax information  65
   the Code, regardless of whether the beneficiary elects "Withdrawal Option
   1" or "Withdrawal Option 2;"

o scheduled payments, any additional withdrawals under "Withdrawal Option 2," or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.



The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o  on or after your death; or

o  because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before 59-1/2.


INVESTOR CONTROL ISSUES


Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.

INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically can include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590

66  Tax information

("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).


AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.


We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).

AXA Equitable has applied for opinion letters from the IRS to approve the respective forms of the Accumulator(R) Plus(SM) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. It is not clear whether and when any such approval may be received. We have in the past received IRS opinion letters approving the respective forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Plus(SM) traditional and Roth IRA contracts.


EARNINGS ENHANCEMENT BENEFIT


The Earnings enhancement benefit is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Earnings enhancement benefit qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Plus(SM) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) IRA or Accumulator(R) Plus(SM) Roth IRA with the optional Earnings enhancement benefit.


Your right to cancel within a certain number of days

You can cancel either type of Accumulator(R) Plus(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation would have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)


Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:


o  regular contributions out of earned income or compensation; or

o  tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

Regular contributions to traditional IRAs


Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007. For 2008, the amount is $5,000. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $1,000 to your traditional IRA for 2007 and after.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for 2007. For 2008, the amount is $10,000 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.


Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.

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If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions." That is, for 2007, your fully deductible contribution can be up to $4,000 ($5,000 for 2008), or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2007 ($6,000 for 2008).


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing applies to the income limits to deductible contributions beginning in 2007.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000. (For 2007, AGI between $52,000 and $62,000 after adjustment.)

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000. (For 2007, AGI between $83,000 and $103,000 after adjustment.)


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000. (For 2007, AGI between $156,000 and $166,000 after adjustment.)


To determine the deductible amount of the contribution for 2006, for example, you determine AGI and subtract $52,000 if you are single, or $83,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

    ($10,000-excess AGI)     times    the maximum     Equals   the adjusted
    --------------------       x       regular          =       deductible
     divided by $10,000              contribution              contribution
                                     for the year                 limit




Additional "Saver's Credit" for contributions to a traditional
IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($52,000 after cost of living indexing beginning in 2007). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2007 and $5,000 for 2008). The dollar limit is $5,000 in 2007 ($6,000 for 2008) for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the

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April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o  qualified plans;

o  governmental employer 457(b) plans;

o  TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
   and

o  other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs


Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.


There are two ways to do rollovers:

o  Do it yourself:
   You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o  Direct rollover:
   You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o  hardship withdrawals; or

o  corrective distributions that fit specified technical tax rules; or

o  loans that are treated as distributions; or

o  death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS


The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


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Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year); or

o  regular contributions to a traditional IRA made after you reach age 70-1/2;
   or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.


Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners who are 70-1/2 or older.


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Required minimum distributions

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts. If you take annual withdrawal instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expect-

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ancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Spousal continuation

If the contract is continued under Spousal continuation, then no amounts are required to be paid until after the surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o   on or after your death; or

o   because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or


o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method. We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.

To meet this last exception, you could elect to apply your contract value to an Income Manager(SM) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(SM) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager(SM) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(SM) payments for purposes of determining whether the penalty applies.


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Roth individual retirement annuities (Roth IRAs)


This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."

The Accumulator(R) Plus(SM) Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o   regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o   tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA contract. See "Rollovers and direct transfers" later in this section. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.


Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


Regular contributions to Roth IRAs


Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007 ($5,000 for 2008). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2007 and later years.

With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment beginning in 2007):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2007, $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2007, $114,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2007, between $156,000 and $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2007, between $99,000 and $114,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.

Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o   another Roth IRA ("tax-free rollover contribution");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o   you may not make contributions to a Roth IRA from a qualified plan under
    Section 401(a) of the Internal Revenue Code, a TSA under Section 403(b) of the Internal Revenue Code or any other eligible

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   retirement plan until 2008. You may make rollover contributions from a
   "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.


You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

The following rules apply until 2010: You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

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To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o   rollovers from a Roth IRA to another Roth IRA;

o   direct transfers from a Roth IRA to another Roth IRA;

o   qualified distributions from a Roth IRA; and

o   return of excess contributions or amounts recharacterized to a traditional
    IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o   you are age 59-1/2 or older; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1) Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

    (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

    (b) Nontaxable portion.

(3) Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2007 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2008.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

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Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.

TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004 the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please Consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Code or a custodial account which invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Earnings enhancement benefit

The Earnings enhancement benefit is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Earnings enhancement benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Earnings enhancement benefit rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Earnings enhancement benefit is not part of the contract, in such a case, the charges for the Earnings enhancement rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) Rollover TSA contract with the optional Earnings enhancement benefit.

Contributions to TSAs

There are two ways you can make contributions to establish your Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o   a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax contribution rollovers to the Accumulator(R) Plus(SM) TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these

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sources: qualified plans, governmental employer 457(b) plans and traditional
IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:

o termination of employment with the employer who provided the funds for the plan; or

o   reaching age 59-1/2 even if you are still employed; or

o   disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o   you give us acceptable written documentation as to the source of the funds;
    and

o the Accumulator(R) Plus(SM) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Plus(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Plus(SM) TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o   you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Plus(SM) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o   direct rollover from another TSA or eligible retirement plan; or

o   direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Accumulator(R) Plus(SM) Rollover TSA; or

o   you reach age 59-1/2; or

o   you die; or

o   you become disabled (special federal income tax definition); or

o   you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the

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contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments. Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL") benefit" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.


Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstand ing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Plus(SM) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o the loan does not qualify under the conditions above;

o the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.


In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


See Appendix VII later in this Prospectus for any state rules that may affect loans from a Rollover TSA contract.

Tax-deferred rollovers and direct transfers. You may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.


You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. Beginning in 2007, a non-


78  Tax information
spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.


The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Plus(SM) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING


We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.

                                                             Tax information  79

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

Federal income tax withholding on periodic annuity payments

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at anytime.


Federal income tax withholding on non-periodic annuity payments (withdrawals)

For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.

Mandatory withholding from TSA and qualified plan distributions

Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or


o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.

SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.

IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.

80  Tax information
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8. More information

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ABOUT SEPARATE ACCOUNT NO. 49

Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of the Separate Account's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from the Separate Account, or to add other separate accounts;

(2) to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6) to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS

RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2007 and the related price per $100 of maturity value were as shown below:



--------------------------------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th         Rate to               Price
 Maturity Date of     Maturity as of        Per $100 of
   Maturity Year    February 15, 2007     Maturity Value
--------------------------------------------------------------------------------
       2008               3.30%               $ 96.81
       2009               3.34%               $ 93.63
       2010               3.39%               $ 90.47
       2011               3.48%               $ 87.20
       2012               3.58%               $ 83.86
       2013               3.65%               $ 80.63
       2014               3.72%               $ 77.42
       2015               3.76%               $ 74.42
--------------------------------------------------------------------------------


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--------------------------------------------------------------------------------
    Fixed Maturity
    Options with
    February 15th          Rate to            Price
  Maturity Date of     Maturity as of      Per $100 of
    Maturity Year    February 15, 2007    Maturity Value
--------------------------------------------------------------------------------
        2016              3.84%               $ 71.22
        2017              3.89%               $ 68.25
--------------------------------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.


(1) We determine the market adjusted amount on the date of the withdrawal as follows:

    (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

    (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

    (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMOs maturity date.

    (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely-published Index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and fixed maturity options, as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.

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We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ABOUT OTHER METHODS OF PAYMENT

WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.


The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.


BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


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

CONTRIBUTIONS, CREDITS, AND TRANSFERS


o Contributions and credits allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.


o Contributions and credits allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions and credits allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).


o Transfers to or from variable investment options will be made at the unit value next determined after the receipt of transfer request.


o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.


o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.

ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o   the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.

TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB and/or the Guaranteed withdrawal benefit for life ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial profes-

84  More information
sional for further information. See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts) and you cannot assign Rollover IRA, Roth Conversion IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.


ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.

DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.75% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) Plus(SM) on a company and\or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and\or


                                                            More information  85
other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and\or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


86  More information

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2006 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.


                             Incorporation of certain documents by reference  87

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006


------------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                            ------------------------------------------------------------------------
                                                                2006        2005       2004     2003        2002     2001      2000
------------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.09     $ 11.28    $ 10.60       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       6,793         342        120       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.85     $ 10.36    $ 10.27       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,202         501        286       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.29     $ 10.55    $ 10.38       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,537         671        279       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  47.71     $ 43.93    $ 42.57  $ 39.77     $ 33.91  $ 39.47       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,387         762        659      461         279      110       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.57     $ 11.15         --       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      22,340       2,035         --       --          --       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  57.17     $ 55.24    $ 51.85  $ 46.99     $ 34.70  $ 49.56  $ 67.28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         171         172        181      211         241      249      106
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.39     $ 11.14    $ 11.13  $ 10.88     $ 10.65       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,474       1,199      1,470    1,625       1,594       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.96     $ 11.56    $ 10.98  $  9.94     $  7.88       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         696         453        565      375         264       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  31.19     $ 28.82    $ 28.41  $ 26.55     $ 22.00  $ 23.03  $ 23.23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,654       1,626      1,924    2,218       1,906    1,632      432
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.77     $ 13.59    $ 11.96  $ 10.30     $  7.79       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,168         480        411      323         108       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.21     $ 10.92    $ 10.39  $  9.62     $  7.63       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         346         269        397      296         201       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.54     $  9.68    $  9.15  $  8.71     $  6.77       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         999         613        930      759         424       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.21     $ 12.10    $ 11.47  $ 10.18     $  7.89       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,285         919        809      635         503       --       --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  10.82     $ 10.03    $  9.40  $  8.54     $  6.19       --       --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         884         663        773      720         427       --       --
------------------------------------------------------------------------------------------------------------------------------------


A-1 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                            ------------------------------------------------------------------------
                                                              2006      2005       2004       2003        2002     2001      2000
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 13.78  $  12.20   $  11.54   $  10.18   $   7.35        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       838       550        720        545        364        --        --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.49  $   9.93   $   9.07   $   8.77   $   5.65        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     2,459     2,792      3,478        278        386        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $250.91  $ 230.23   $ 224.21   $ 199.56   $ 135.53  $ 206.51  $ 235.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       361       370        430        484        521       499       204
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 33.51  $  28.72   $  27.65   $  24.98   $  19.46  $  25.10  $  25.90
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       743       557        589        535        298        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 18.35  $  18.07   $  18.13   $  18.07   $  17.97  $  16.81  $  15.83
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       747       873      1,061      1,357      1,226        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.99  $  14.79   $  13.03   $  11.20   $   8.42  $   9.51  $  12.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,983     1,000      1,008      1,052        135        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.88  $   7.03   $   6.21   $   5.82   $   4.80  $   7.08  $   9.46
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     7,569      9.117    10,421     11,828     13,521    14,217     6,200
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 15.95  $  15.60   $  15.54   $  15.21   $  14.92        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       630       455        480        519        474        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.82  $  16.60   $  15.12   $  13.48   $   9.71  $  14.14  $  16.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,922     1,979      2,313      2,809      3,037     2,971     1,248
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 17.62  $  14.75   $  14.21   $  12.72   $  10.04  $  11.80  $  11.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     5,695     5,091      5,823      6,106      6,520     4,851     1,119
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 11.34  $  10.36         --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       100        --         --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 10.96        --         --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       255        --         --         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  6.67  $   5.84   $   5.59         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     1,207       536        306         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $  8.91  $   8.60   $   8.03   $   7.87   $   6.25  $   8.63        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       147        65         88        101         79        19        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.86  $  12.16   $  11.75         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     2,540     2,470      2,815         --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 14.30  $  12.18   $  10.56   $   9.44   $   7.23  $   8.65  $  11.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     2,904     2,599      2,863      2,832      2,786     2,530     1,050
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                $ 12.87  $  11.67   $  11.18   $  10.23   $   7.91  $  10.66  $  11.05
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)     4,914     5,540      6,418      6,957      7,543     2,052       628
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                           -------------------------------------------------------------------------
                                                               2006      2005       2004        2003        2002    2001       2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.39   $ 11.44    $ 10.97    $  10.19    $  7.59  $ 10.10   $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,680     3,879      4,473       4,616      4,470    3,790     1,311
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.04   $ 10.38         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        382        65         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.84        --         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        665        --         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 29.20   $ 25.77    $ 25.07    $  23.10    $ 18.36  $ 24.03   $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,534     3,726      4,345       4,750      5,020    4,534     1,524
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.92   $  9.74         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        455         9         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.78   $  8.42    $  8.23    $   7,80    $  5.74  $  7.67   $  9.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        319       349        400         500        378      182        47
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.70   $ 11.56    $ 11.04    $   9.67    $  6.84  $  8.52   $  9.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,317     4,297      4,997       5,343      5,392    4,418       609
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 17.21   $ 15.54    $ 14.18    $  12.22    $  9.32  $ 11.09   $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,215     3,279      3,574       3,783      4,067    3,015       198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.42        --         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,076        --         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.82        --         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        153        --         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.59   $ 10.49         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        425        11         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 26.49   $ 22.64    $ 22.05          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        519       111         63          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.20   $ 11.48         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        310         5         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.28   $  6.31    $  5.97    $   5.41    $  4.36  $  6.36   $  8.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,487     5,127      5,897       6,804      7,940    7,216     1,134
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.07   $ 13.73    $ 13.65    $  13.32    $ 13.09  $ 12.13   $ 11.41
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      7,950     8,015      8,979      10,672     12,695    8,943     1,427
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.76   $ 13.30    $ 12.99    $  11.90    $  9.53  $ 11.97   $ 13.04
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      4,048     4,589      5,234       6,009      6,939    6,123     1,419
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.19   $ 10.64         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        738       113         --          --         --       --        --
------------------------------------------------------------------------------------------------------------------------------------


A-3 Appendix I: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)


----------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                           -----------------------------------------------------------------------
                                                             2006        2005      2004      2003        2002      2001       2000
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.01    $  9.99         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      567         30         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.21    $ 10.58         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      501         58         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.70    $ 10.55         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      138         45         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 12.32    $ 11.13         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      531        120         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 16.26    $ 15.11    $ 13.86   $ 12.74    $  9.87    $ 11.33        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)    2,666      1,390      1,251     1,338        701         89        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 23.71    $ 19.92    $ 19.65   $ 18.05    $ 13.98    $ 17.04   $ 16.40
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)    1,301      1,147      1,430     1,339      1,334      1,071       299
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 22.46    $ 18.15    $ 16.63   $ 13.89    $ 11.02    $ 13.42   $ 17.37
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)    3,580      3,145      3,356     3,673      4,227      4,268     2,110
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 14.80    $ 13.94    $ 12.99   $ 11.72    $  9.20    $ 14.23   $ 21.92
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)    2,090      2,422      2,867     3,344      3,796      4,345     2,112
----------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.41    $  9.36    $  8.87   $  8.08    $  6.73    $  8.66   $ 10.47
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)    4,130      4,965      5,788     6,613      7,231      7,160     2,262
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 27.92    $ 27.14    $ 26.87   $ 27.08    $ 27.35    $ 27.44   $ 26.91
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)    2,933      1,954      2,306     3,186      4,967      4,110       826
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  4.83    $  4.54    $  4.38        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      155         14          6        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.70         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      623         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.09         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      227         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.92         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      158         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 11.09         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      186         --         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $  9.81    $  9.92         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)    1,202        300         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------------
  Unit value                                               $ 10.20    $  9.97         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      205         25         --        --         --         --        --
----------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-4

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                             -----------------------------------------------------------------------
                                                               2006       2005      2004        2003      2002      2001      2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 19.31   $  16.89   $ 16.39     $ 14.22   $ 10.51   $ 12.39   $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,465      2,629     3,013       3,182     3,460     2,447       588
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.65   $   7.97   $  7.53          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        627        195        11          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 16.83   $  14.52   $ 14.15     $ 12.21   $  8.50   $ 10.92   $ 10.87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,231        854     1,001       1,152       974       825       270
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 15.90      16.83   $ 16.44          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         71         15        --          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 10.75         --        --          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        531         --        --          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.15   $   5.47   $  5.10          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        424        102         6          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.88   $  10.41        --          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        900        131        --          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 18.50   $  13.71   $ 10.48     $  8.61   $  5.61   $  6.06   $  6.49
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,602      1,632     1,515       1,462     1,464     1,482       881
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 13.29   $  12.36        --          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        361         40        --          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.24   $  11.89   $ 11.36          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        407          5         1          --        --        --        --
------------------------------------------------------------------------------------------------------------------------------------


A-5 Appendix I: Condensed financial information

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) Plus(SM) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Plus(SM) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Plus(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed;

o the Guaranteed minimum income benefit may not be an appropriate feature for participants who are older than 60-1/2 when the contract is issued; and


o if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, the payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.


                       Appendix II: Purchase considerations for QP contracts B-1

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2007 to a fixed maturity option with a maturity date of February 15, 2015 (eight years later) at a hypothetical rate to maturity of 7.00%(h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2011(a)



------------------------------------------------------------------------------------------------------
                                                                                 Hypothetical assumed
                                                                                 rate to maturity(j)
                                                                                  February 15, 2011
                                                                                 --------------------
                                                                                  5.00%        9.00%
------------------------------------------------------------------------------------------------------
 As of February 15, 2011 before withdrawal
(1) Market adjusted amount(b)                                                   $141,389     $121,737
(2) Fixed maturity amount(c)                                                    $131,104     $131,104
(3) Market value adjustment: (1) - (2)                                          $ 10,285     $ (9,367)
------------------------------------------------------------------------------------------------------
    On February 15, 2011 after $50,000 withdrawal
------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal: (3) x
    [$50,000/(1)]                                                               $  3,637     $ (3,847)
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)     $ 46,363     $ 53,847
(6) Market adjusted amount: (1) - $50,000                                       $ 91,389     $ 71,737
(7) Fixed maturity amount: (2) - (5)                                            $ 84,741     $ 77,257
(8) Maturity value(d)                                                           $111,099     $101,287
------------------------------------------------------------------------------------------------------



You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:



 (a)      Number of days from the withdrawal date to the maturity date = D = 1,461

 (b)      Market adjusted amount is based on the following calculation:

            Maturity value                    $171,882
           ---------------         =     ------------------  where j is either 5% or 9%
           (1+j)((D/365))                (1+j)((1,461/365))

 (c)      Fixed maturity amount is based on the following calculation:

            Maturity value                    $171,882
           ----------------         =     --------------------
           (1+h)((D/365))                 (1+0.07)((1,461/365))

(d)       Maturity value is based on the following calculation:

           Fixed maturity amount           $84,741 or $77,257
           ---------------------      =    ---------------------
           (1+h)((D/365))                  (1+0.07)((1,461/365))



C-1 Appendix III: Market value adjustment example

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options) , no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:


-------------------------------------------------------------------------------------------------------------
  End of Contract                        6% Roll-Up to age 85     Annual Ratchet to age 85      GWBL Enhanced
       Year            Account Value    enhanced benefit base      enhanced benefit base      death benefit
-------------------------------------------------------------------------------------------------------------
         1              $109,200            $  106,000(3)              $  109,200(1)           $  109,200(5)
         2              $120,120            $  112,360(3)              $  120,120(1)           $  120,120(5)
         3              $134,534            $  119,102(3)              $  134,534(1)           $  134,534(5)
         4              $107,628            $  126,248(4)              $  134,534(2)           $  141,261(6)
         5              $118,390            $  133,823(4)              $  134,534(2)           $  147,988(6)
         6              $132,597            $  141,852(4)              $  134,534(2)           $  154,715(6)
         7              $132,597            $  150,363(4)              $  134,534(2)           $  161,441(6)
-------------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.

ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.


(2) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85

The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.

(3) At the end of contract years 1 through 3, the death benefit will be the current account value.

(4) At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.

GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.

(5) At the end of contract years 1 through 3, the death benefit is the current account value.

(6) At the end of contract years 4 through 7, the death benefit is the enhanced death benefit.


                                 Appendix IV: Enhanced death benefit example D-1

Appendix V: Hypothetical Illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85" guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) Plus(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single$100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.86)%, 3.14% for the Accumulator(R) Plus(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the optional Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return would be lower; however, the values shown in the following tables reflect the following contract charges: the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit charge, Earnings enhancements benefit charge, the Guaranteed minimum income benefit charge, and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

E-1 Appendix V: Hypothetical Illustrations

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit



                                                               Greater of 6%
                                                             Roll-Up to age 85
                                                               or the Annual
                                                             Ratchet to age 85
                                                            Guaranteed Minimum
                        Account Value        Cash Value        Death Benefit
                     ------------------- ------------------ -------------------
 Age   Contract Year     0%        6%       0%        6%        0%        6%
----- -------------- --------- --------- -------- --------- --------- ---------
 60          1        104,000  104,000    96,000    96,000   100,000  100,000
 61          2         99,347  105,565    91,347    97,565   106,000  106,000
 62          3         94,763  107,094    87,763   100,094   112,360  112,360
 63          4         90,242  108,582    83,242   101,582   119,102  119,102
 64          5         85,776  110,021    79,776   104,021   126,248  126,248
 65          6         81,359  111,406    76,359   106,406   133,823  133,823
 66          7         76,982  112,729    72,982   108,729   141,852  141,852
 67          8         72,639  113,982    69,639   110,982   150,363  150,363
 68          9         68,322  115,157    68,322   115,157   159,385  159,385
 69         10         64,024  116,246    64,024   116,246   168,948  168,948
 74         15         42,475  120,023    42,475   120,023   226,090  226,090
 79         20         20,059  119,859    20,059   119,859   302,560  302,560
 84         25              0  113,651         0   113,651         0  404,893
 89         30              0  113,621         0   113,621         0  429,187
 94         35              0  116,699         0   116,699         0  429,187
 95         36              0  117,367         0   117,367         0  429,187

                              Lifetime Annual Guaranteed
                                Minimum Income Benefit
      Total Death Benefit ----------------------------------
       with the Earnings    Guaranteed       Hypothetical
      enhancement benefit      Income            Income
      ------------------- ----------------- ----------------
 Age      0%        6%       0%       6%       0%       6%
----- --------- --------- -------- -------- -------- -------

 60    100,000  100,000     N/A      N/A      N/A      N/A
 61    108,400  108,400     N/A      N/A      N/A      N/A
 62    117,304  117,304     N/A      N/A      N/A      N/A
 63    126,742  126,742     N/A      N/A      N/A      N/A
 64    136,747  136,747     N/A      N/A      N/A      N/A
 65    147,352  147,352     N/A      N/A      N/A      N/A
 66    158,593  158,593     N/A      N/A      N/A      N/A
 67    170,508  170,508     N/A      N/A      N/A      N/A
 68    183,139  183,139     N/A      N/A      N/A      N/A
 69    196,527  196,527     N/A      N/A      N/A      N/A
 74    276,527  276,527   14,266   14,266   14,266   14,266
 79    383,584  383,584   20,393   20,393   20,393   20,393
 84          0  493,179   34,821   34,821   34,821   34,821
 89          0  517,472     N/A      N/A      N/A      N/A
 94          0  517,472     N/A      N/A      N/A      N/A
 95          0  517,472     N/A      N/A      N/A      N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

                                      Appendix V: Hypothetical Illustrations E-2

Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

                                                                No Withdrawal   $3000 withdrawal   $6000 withdrawal
    ---------------------------------------------------------------------------------------------------------------
A   Initial contribution                                           100,000           100,000            100,000
    ---------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000            104,000
    ---------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death
    benefit less net contributions (prior to the withdrawal in
C   D).                                                              4,000             4,000              4,000
    B minus A.
    ---------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0                3,000              6,000
    ---------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                  0                2,000
    greater of D minus C or zero
    ---------------------------------------------------------------------------------------------------------------
    Net contributions (adjusted for the withdrawal in D)
F   A minus E                                                      100,000           100,000             98,000
    ---------------------------------------------------------------------------------------------------------------
    Death benefit (adjusted for the withdrawal in D)
G   B minus D                                                      104,000           101,000             98,000
    ---------------------------------------------------------------------------------------------------------------
    Death benefit less net contributions
H   G minus F                                                       4,000             1,000                0
    ---------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                              40%               40%                40%
    ---------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit
J   H times I                                                       1,600              400                 0
    ---------------------------------------------------------------------------------------------------------------
    Death benefit: including Earnings enhancement benefit
K   G plus J                                                       105,600           101,400             98,000
    ---------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.


F-1 Appendix VI: Earnings enhancement benefit example

Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) Plus(SM) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.


STATES WHERE CERTAIN ACCUMULATOR(R) PLUS(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:



--------------------------------------------------------------------------------
 State        Features and Benefits
--------------------------------------------------------------------------------
CALIFORNIA   See "Contract features and benefits"--"Your right to can-
             cel within a certain number of days"
--------------------------------------------------------------------------------
FLORIDA      See "Contract features and benefits" in "Credits"

--------------------------------------------------------------------------------
 State        Availability or Variation
--------------------------------------------------------------------------------
CALIFORNIA   If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

             If you allocate your entire initial contribution to the
             EQ/Money Market option (and/or guaranteed interest
             option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a trans-
             fer, in which case the amount of your refund will be equal to your account value on the date we receive your request to
             cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee ben-efit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable invest-
             ment options (other than the EQ/Money Market option)
             and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to
             cancel at our processing office.
--------------------------------------------------------------------------------
FLORIDA The following information replaces the second bullet to the final set of bullets in this section:

             o You may annuitize your contract after thirteen months, however, if you elect to receive annuity payments within five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.
--------------------------------------------------------------------------------


                     Appendix VII: State contract availability and/or variations of certain features and benefits G-1

--------------------------------------------------------------------------------
 State          Features and Benefits
--------------------------------------------------------------------------------
PENNSYLVANIA   See "Disability, terminal illness, or confinement to nursing home" under "withdrawal charge" in "Charges and expenses"

               Required disclosure for Pennsylvania customers
--------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, Inherited IRA, QP and Rollover TSA contracts
               Beneficiary continuation option (IRA)
--------------------------------------------------------------------------------
TEXAS          See "Charges that AXA Equitable deducts" under "Annual
               administrative charge" in "Charges and expenses"
--------------------------------------------------------------------------------
WASHINGTON     Guaranteed interest option
               Investment simplifier -- Fixed-dollar option and Interest sweep option

               Fixed maturity options

               Income Manager(SM) payout option

               Earnings enhancement benefit

               See "Guaranteed minimum death benefit/Guaranteed mini-mum income benefit roll-up benefit benefit base reset" in "Contract features and benefits"

               See "Guaranteed minimum death benefit" in "Contract features and benefits"

               See "Annual administrative charge" in "Charges and expenses"

               See "Withdrawal charge" in "Charges and expenses"

               See "Withdrawal charge" in "Charges and expenses" under
               "Disability, terminal illness, or confinement to nursing
               home"
--------------------------------------------------------------------------------
 State          Availability or Variation
--------------------------------------------------------------------------------
PENNSYLVANIA   o  Item (iii) under this section is deleted in its entirety.

               Any person who knowingly and with intent to defraud any
               insurance company or other person files an application for insurance or statement of claim containing any materially
               false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
--------------------------------------------------------------------------------
PUERTO RICO    Not Available

               Not Available
--------------------------------------------------------------------------------
TEXAS          o  We will deduct the annual administrative charge, on a pro rata basis, only from your value in the variable investment
                  options. We will not deduct this charge from your value in the guaranteed interest option.
--------------------------------------------------------------------------------
WASHINGTON     Not available

               Not available

               Not available

               Not available

               Not available

               Your "Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit" benefit base will reset only if your account value is greater than your Guaranteed minimum income benefit base.

               You have a choice of the standard death benefit, the Annual Ratchet to age 85 enhanced death benefit, or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit.

               The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. The 10% free withdrawal amount applies to full surrenders.

               The annuitant has qualified to receive Social Security disabil-ity benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the annuitant meets the definition of total dis-ability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12
               months.
--------------------------------------------------------------------------------


G-2 Appendix VII: State contract availability and/or variations of certain features and benefits

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            Page


Who is AXA Equitable?                                                       2
Unit Values                                                                 2

Name Change                                                                 2
Custodian and Independent Registered Public Accounting Firm                 2

Distribution of the Contracts                                               2
Financial Statements                                                        3


How to obtain an Accumulator(R) Plus(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
     Accumulator(R) Plus(SM)
     P.O. Box 1547
     Secaucus, NJ 07096-1547

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

Please send me an Accumulator(R) Plus(SM) SAI for Separate Account No. 49 dated May 1, 2007.


--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip

                            Plus '02, ML, '04, '06, Jumpstart '07 and '07 Series
                                                                          x01480

Accumulator(R) Plus(SM)
A combination variable and fixed deferred annuity contract

PROSPECTUS DATED MAY 1, 2007


Please read and keep this Prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust, which contain important information about the portfolios.

--------------------------------------------------------------------------------

WHAT IS THE ACCUMULATOR(R) PLUS(SM)?


Accumulator(R) Plus(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options, the guaranteed interest option or fixed maturity options ("investment options"). This contract may not currently be available in all states. Certain features and benefits described in this Prospectus may vary in your state; all features and benefits may not be available in all contracts, in all states or from all selling broker-dealers. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

--------------------------------------------------------------------------------
 Variable investment options
--------------------------------------------------------------------------------
o AXA Aggressive Allocation(1)          o EQ/JPMorgan Core Bond
o AXA Conservative Allocation(1)        o EQ/JPMorgan Value Opportunities
o AXA Conservative-Plus Allocation(1)   o EQ/Legg Mason Value Equity
o AXA Moderate Allocation(1)            o EQ/Long Term Bond
o AXA Moderate-Plus Allocation(1)       o EQ/Lord Abbett Growth and Income
o EQ/AllianceBernstein Common Stock     o EQ/Lord Abbett Large Cap Core
o EQ/AllianceBernstein Growth and       o EQ/Lord Abbett Mid Cap Value
  Income++                              o EQ/Marsico Focus
o EQ/AllianceBernstein Intermediate     o EQ/MFS Emerging Growth Companies+
  Government Securities                 o EQ/MFS Investors Trust+
o EQ/AllianceBernstein International    o EQ/Money Market
o EQ/AllianceBernstein Large Cap        o EQ/Montag & Caldwell Growth
  Growth                                o EQ/Mutual Shares
o EQ/AllianceBernstein Quality Bond     o EQ/Oppenheimer Global
o EQ/AllianceBernstein Small Cap        o EQ/Oppenheimer Main Street
  Growth                                  Opportunity
o EQ/AllianceBernstein Value            o EQ/Oppenheimer Main Street Small
o EQ/Ariel Appreciation II                Cap
o EQ/AXA Rosenberg Value Long/Short     o EQ/PIMCO Real Return
  Equity                                o EQ/Short Duration Bond
o EQ/BlackRock Basic Value Equity*      o EQ/Small Cap Value+
o EQ/BlackRock International Value*     o EQ/Small Company Growth+
o EQ/Boston Advisors Equity Income      o EQ/Small Company Index
o EQ/Calvert Socially Responsible       o EQ/TCW Equity++
o EQ/Capital Guardian Growth            o EQ/Templeton Growth
o EQ/Capital Guardian International+    o EQ/UBS Growth and Income
o EQ/Capital Guardian Research          o EQ/Van Kampen Comstock
o EQ/Capital Guardian U.S. Equity++     o EQ/Van Kampen Emerging Markets
o EQ/Caywood-Scholl High Yield Bond       Equity
o EQ/Davis New York Venture             o EQ/Van Kampen Mid Cap Growth
o EQ/Equity 500 Index                   o EQ/Wells Fargo Montgomery Small
o EQ/Evergreen International Bond         Cap++
o EQ/Evergreen Omega                    o Multimanager Aggressive Equity*
o EQ/FI Mid Cap                         o Multimanager Core Bond*
o EQ/FI Mid Cap Value+                  o Multimanager Health Care*
o EQ/Franklin Income                    o Multimanager High Yield*
o EQ/Franklin Small Cap Value           o Multimanager International Equity*
o EQ/Franklin Templeton Founding        o Multimanager Large Cap Core Equity*
  Strategy**                            o Multimanager Large Cap Growth*
o EQ/GAMCO Mergers and Acquisitions     o Multimanager Large Cap Value*
o EQ/GAMCO Small Company Value          o Multimanager Mid Cap Growth*
o EQ/International Growth               o Multimanager Mid Cap Value*
o EQ/Janus Large Cap Growth++           o Multimanager Technology*
                                        o U.S. Real Estate -- Class II++
--------------------------------------------------------------------------------



(1) The "AXA Allocation" portfolios.

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the investment option's former name. ** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this investment option.

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account No. 49. Each variable investment option, in turn, invests in a corresponding securities portfolio ("portfolio") of AXA Premier VIP Trust, the EQ Advisors Trust, or The Universal Institutional Funds, Inc. (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio.

You may also allocate amounts to the guaranteed interest option and the fixed maturity options, which are discussed later in this Prospectus. If you elect the Guaranteed withdrawal benefit for life or a Principal guarantee benefit, your investment options will be limited to the guaranteed interest option and certain permitted variable investment option(s). The permitted variable investment options are described later in this Prospectus.


TYPES OF CONTRACTS. We offer the contracts for use as:

o A nonqualified annuity ("NQ") for after-tax contributions only.

o An individual retirement annuity ("IRA"), either traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA").

o An annuity that is an investment vehicle for a qualified defined contribution plan ("QP") (Rollover and direct transfer contributions only).

o An Internal Revenue Code Section 403(b) Tax-Sheltered Annuity ("TSA") -- ("Rollover TSA") (Rollover and direct transfer contributions only).

A contribution of at least $10,000 is required to purchase a contract. We add an amount ("credit") to your contract with each contribution you make. Expenses for this contract may be higher than for a comparable contract without a credit. Over time, the amount of the credit may be more than offset by fees and charges associated with the credit.


Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2007, is part of the registration statement. The SAI is available free of charge. You may request one by writing to our processing office at P.O. Box 1547, Secaucus, N.J. 07096-1547 or calling 1-800-789-7771. The SAI has been incorporated by reference into this Prospectus. This Prospectus and the SAI can also be obtained from the SEC's website at www.sec.gov. The table of contents for the SAI appears at the back of this Prospectus.




The SEC has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

                                   X01463/Plus Jumpstart '07 Series/new biz only

Contents of this Prospectus
--------------------------------------------------------------------

ACCUMULATOR(R) PLUS(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4

Who is AXA Equitable?                                                        6
How to reach us                                                              7
Accumulator(R) Plus(SM) at a glance -- key features                          9

--------------------------------------------------------------------------------
FEE TABLE                                                                   11
--------------------------------------------------------------------------------
Example                                                                     15
Condensed financial information                                             19

--------------------------------------------------------------------------------
1. CONTRACT FEATURES AND BENEFITS                                           20
--------------------------------------------------------------------------------
How you can purchase and contribute to your contract                        20
Owner and annuitant requirements                                            24
How you can make your contributions                                         24
What are your investment options under the contract?                        24
Portfolios of the Trusts                                                    25
Allocating your contributions                                               31
Credits                                                                     32
Guaranteed minimum death benefit and Guaranteed
     minimum income benefit base                                            33
Annuity purchase factors                                                    34
Guaranteed minimum income benefit option                                    35
Guaranteed minimum death benefit                                            37
Guaranteed withdrawal benefit for life ("GWBL")                             38
Principal guarantee benefits                                                42
Your right to cancel within a certain number of days                        42

--------------------------------------------------------------------------------
2. DETERMINING YOUR CONTRACT'S VALUE                                        44
--------------------------------------------------------------------------------
Your account value and cash value                                           44
Your contract's value in the variable investment options                    44
Your contract's value in the guaranteed interest option                     44
Your contract's value in the fixed maturity options                         44
Insufficient account value                                                  44

--------------------------------------------------------------------------------
3. TRANSFERRING YOUR MONEY AMONG THE INVESTMENT OPTIONS                     46
--------------------------------------------------------------------------------
Transferring your account value                                             46
Disruptive transfer activity                                                46
Rebalancing your account value                                              47

----------------------
"We," "our," and "us" refer to AXA Equitable.

When we address the reader of this Prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this Prospectus

--------------------------------------------------------------------------------
4. ACCESSING YOUR MONEY                                                     49
--------------------------------------------------------------------------------
Withdrawing your account value                                              49
How withdrawals are taken from your account value                           51
How withdrawals affect your Guaranteed minimum
     income benefit, Guaranteed minimum death benefit
     and Principal guarantee benefits                                       51
How withdrawals affect your GWBL and GWBL
     Guaranteed minimum death benefit                                       51
Withdrawals treated as surrenders                                           52
Loans under Rollover TSA contracts                                          52
Surrendering your contract to receive its cash value                        53
When to expect payments                                                     53
Your annuity payout options                                                 53

--------------------------------------------------------------------------------
5. CHARGES AND EXPENSES                                                     56
--------------------------------------------------------------------------------
Charges that AXA Equitable deducts                                          56
Charges that the Trusts deduct                                              59
Group or sponsored arrangements                                             59
Other distribution arrangements                                             60

--------------------------------------------------------------------------------
6. PAYMENT OF DEATH BENEFIT                                                 61
--------------------------------------------------------------------------------
Your beneficiary and payment of benefit                                     61
Beneficiary continuation option                                             63

--------------------------------------------------------------------------------
7. TAX INFORMATION                                                          65
--------------------------------------------------------------------------------
Overview                                                                    65
Buying a contract to fund a retirement arrangement                          65
Transfers among variable investment options                                 65
Taxation of nonqualified annuities                                          65
Individual retirement arrangements (IRAs)                                   67
Tax-sheltered annuity contracts (TSAs)                                      77
Federal and state income tax withholding and information
     reporting                                                              80
Special rules for contracts funding qualified plans                         81
Impact of taxes to AXA Equitable                                            81

--------------------------------------------------------------------------------
8. MORE INFORMATION                                                         82
--------------------------------------------------------------------------------
About Separate Account No. 49                                               82
About the Trusts                                                            82
About our fixed maturity options                                            82
About the general account                                                   83
About other methods of payment                                              84
Dates and prices at which contract events occur                             84
About your voting rights                                                    85
About legal proceedings                                                     85
Financial statements                                                        85
Transfers of ownership, collateral assignments, loans
     and borrowing                                                          85

About Custodial IRAs                                                        86

Distribution of the contracts                                               86

--------------------------------------------------------------------------------
9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          88
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
I   -- Condensed financial information                                     A-1
II  -- Purchase considerations for QP contracts                            B-1
III -- Market value adjustment example                                     C-1
IV  -- Enhanced death benefit example                                      D-1
V   -- Hypothetical illustrations                                          E-1
VI  -- Earnings enhancement benefit example                                F-1
VII -- State contract availability and/or variations
            of certain features and benefits                               G-1

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
     TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                  Contents of this Prospectus  3

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this Prospectus.





                                                                Page
   6% Roll-Up to age 85                                           33
   account value                                                  44
   administrative charge                                          56
   annual administrative charge                                   56
   Annual Ratchet                                                 40
   Annual Ratchet to age 85 enhanced death benefit                34
   annuitant                                                      20
   annuitization                                                  53
   annuity maturity date                                          55
   annuity payout options                                         53
   annuity purchase factors                                       34
   automatic investment program                                   84
   AXA Allocation portfolios                                   cover
   beneficiary                                                    61
   Beneficiary continuation option ("BCO")                        63
   benefit base                                                   39
   business day                                                   84
   cash value                                                     44
   charges for state premium and other applicable taxes           59
   contract date                                                  24
   contract date anniversary                                      24
   contract year                                                  24
   Contributions to Roth IRAs                                     74
      regular contributions                                       74
      rollovers and transfers                                     74
      conversion contributions                                    75
   contributions to traditional IRAs                              68
      regular contributions                                       68
      rollovers and transfers                                     69
   credit                                                         32
   disability, terminal illness or confinement to nursing home    57
   disruptive transfer activity                                   46
   distribution charge                                            56
   Earnings Enhancement benefit                                   59
   Earnings Enhancement benefit charge                            59
   EQAccess                                                        7
   ERISA                                                          52
   Fixed-dollar option                                            31
   fixed maturity options                                         30
   free look                                                      42
   free withdrawal amount                                         57
   general account                                                83
   General dollar cost averaging                                  31
   Guaranteed interest option                                     30
   Guaranteed minimum death benefit                               37
   Guaranteed minimum death benefit/Guaranteed
      minimum income benefit roll-up benefit base
      reset option                                                34
   Guaranteed minimum income benefit                              35
   Guaranteed minimum income benefit "no lapse guarantee"         35
   Guaranteed minimum income benefit charge                       58
   Guaranteed withdrawal benefit for life                         38
   Guaranteed withdrawal benefit for life charge                  59
   IRA                                                         cover
   IRS                                                            65
   Investment simplifier                                          31
   lifetime required minimum distribution withdrawals             50
   loan reserve account                                           52
   loans under Rollover TSA                                       52
   market adjusted amount                                         30
   market value adjustment                                        30
   market timing                                                  46
   maturity dates                                                 30
   maturity value                                                 30
   Mortality and expense risks charge                             56
   NQ                                                          cover
   partial withdrawals                                            49
   permitted variable investment options                          24
   portfolio                                                   cover
   Principal guarantee benefits                                   42
   processing office                                               7
   QP                                                          cover
   rate to maturity                                               30
   Rebalancing                                                    47
   Rollover IRA                                                cover
   Rollover TSA                                                cover
   Roth Conversion IRA                                         cover
   Roth IRA                                                    cover
   SAI                                                         cover
   SEC                                                         cover
   self-directed allocation                                       31
   Separate Account No. 49                                        82
   Standard death benefit                                         33
   substantially equal withdrawals                                50
   Spousal continuation                                           62
   systematic withdrawals                                         49
   TOPS                                                            7
   TSA                                                         cover
   traditional IRA                                             cover
   Trusts                                                         82
   unit                                                           44
   variable investment options                                    24
   wire transmittals and electronic applications                  84
   withdrawal charge                                              57


To make this Prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we use different words, they have the same meaning in this Prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract or supplemental materials.

--------------------------------------------------------------------------------
 Prospectus                      Contract or Supplemental Materials
--------------------------------------------------------------------------------
  fixed maturity options        Guarantee Periods (Guaranteed Fixed Interest
                                Accounts in supplemental materials)
  variable investment options   Investment Funds
--------------------------------------------------------------------------------


4 Index of key words and phrases

--------------------------------------------------------------------------------
 Prospectus                                 Contract or Supplemental Materials
--------------------------------------------------------------------------------
  account value                            Annuity Account Value
  rate to maturity                         Guaranteed Rates
  unit                                     Accumulation Unit
  Guaranteed minimum death benefit         Guaranteed death benefit
  Guaranteed minimum income benefit        Guaranteed Income Benefit
  Guaranteed interest option               Guaranteed Interest Account
  Guaranteed withdrawal benefit for life   Guaranteed withdrawal benefit
  GWBL benefit base                        Guaranteed withdrawal benefit for
                                              life benefit base
  Guaranteed annual withdrawal amount      Guaranteed withdrawal benefit for
                                              life Annual withdrawal amount
  GWBL Excess withdrawal                   Guaranteed withdrawal benefit for
                                              life Excess withdrawal
--------------------------------------------------------------------------------


                                                Index of key words and phrases 5

Who is AXA Equitable?

--------------------------------------------------------------------------------

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.



6  Who is AXA Equitable?

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
 TIONAL CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
P.O. Box 13014
Newark, NJ 07188-0014




--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITH CHECKS AND ADDI-
 TIONAL CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox



--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------
Accumulator(R) Plus(SM)
P.O. Box 1547
Secaucus, NJ 07096-1547



--------------------------------------------------------------------------------
 FOR NEW BUSINESS APPLICATIONS WITHOUT CHECKS AND ALL
 OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS,
 WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIV-
 ERY:
--------------------------------------------------------------------------------

Accumulator(R) Plus(SM)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094




--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------
o written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and


o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the Guaranteed minimum income benefit and/or the Roll-Up benefit base reset option.



--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o your current account value;

o your current allocation percentages;

o the number of units you have in the variable investment options;

o rates to maturity for the fixed maturity options;

o the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the variable investment options;

o elect to receive certain contract statements electronically;

o change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o access Frequently Asked Questions and Service Forms (not available through
  TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this Prospectus).


                                                        Who is AXA Equitable?  7

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.


WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1) authorization for telephone transfers by your financial professional (available only for contracts distributed through AXA Distributors);

(2)  conversion of a traditional IRA to a Roth Conversion IRA contract;

(3)  election of the automatic investment program;

(4)  election of the rebalancing program;

(5)  requests for loans under Rollover TSA contracts;

(6)  spousal consent for loans under Rollover TSA contracts;

(7) requests for withdrawals or surrenders from Rollover TSA contracts and contracts with the Guaranteed withdrawal benefit for life ("GWBL");

(8)  tax withholding elections;

(9)  election of the beneficiary continuation option;

(10) IRA contribution recharacterizations;

(11) certain Section 1035 exchanges;

(12) direct transfers;

(13) exercise of the Guaranteed minimum income benefit;


(14) requests to reset your Roll-Up benefit base (for contracts that have both the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit);


(15) requests to opt out of or back into the annual ratchet of the Guaranteed withdrawal benefit for life ("GWBL") benefit base;

(16) death claims;

(17) change in ownership (NQ only);

(18) requests for enrollment in either our Maximum payment plan or Customized payment plan under the Guaranteed withdrawal benefit for life ("GWBL"); and

(19) requests to reset the guaranteed minimum value for contracts with a Principal guarantee benefit.


WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers between variable investment options;

(4)  contract surrender and withdrawal requests; and

(5) general dollar cost averaging (including the fixed dollar and interest sweep options)


TO CANCEL OR CHANGE ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2) dollar cost averaging (including the fixed dollar amount and interest sweep options);

(3)  rebalancing;

(4)  substantially equal withdrawals;

(5)  systematic withdrawals; and

(6)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.


SIGNATURES:


The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners both must sign.



8  Who is AXA Equitable?

Accumulator(R) Plus(SM) at a glance -- key features

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
Professional investment   Accumulator(R) Plus(SM) variable investment options invest in different portfolios managed by
management                professional investment advisers.
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options    o Fixed maturity options ("FMOs") with maturities ranging from approximately 1 to 10 years
                            (subject to availability).

                          o Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          ----------------------------------------------------------------------------------------------------------
                          If you make withdrawals or transfers from a fixed maturity option before maturity, there will be a market value adjustment due to differences in interest rates. If you withdraw or transfer only a portion of a fixed maturity amount, this may increase or decrease any value that you have left in that fixed maturity option. If you surrender your contract, a market value adjustment also applies.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed interest       o Principal and interest guarantees.
option
                          o Interest rates set periodically.
------------------------------------------------------------------------------------------------------------------------------------
Tax considerations        o No tax on earnings inside the contract until you make withdrawals from your contract or receive annuity payments.

                          o No tax on transfers among variable investment options inside the contract.
                          ----------------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA) or Tax Sheltered
                          Annuity (TSA), or to fund an employer retirement plan (QP or Qualified Plan), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue
                          Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities compared with any other investment that you may use in connection with your retirement plan or arrangement. Depending on your personal situation, the contract's guaranteed benefits may have limited usefulness because of required minimum distributions ("RMDs").
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed minimum        The Guaranteed minimum income benefit provides income protection for you during your life once
income benefit            you elect to annuitize the contract.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal     The Guaranteed withdrawal benefit for life option ("GWBL") guarantees that you can take withdrawals up to
benefit for life          a maximum amount each contract year (your "Guaranteed annual withdrawal amount") beginning at age 45 or later. Withdrawals are taken from your account value and continue during your lifetime even if your account value falls to zero (unless it is caused by a withdrawal that exceeds your Guaranteed annual withdrawal amount).
------------------------------------------------------------------------------------------------------------------------------------
Contribution amounts      o Initial minimum:      $10,000

                          o Additional minimum:   $500 (NQ, QP and Rollover TSA contracts)
                                                  $100 monthly and $300 quarterly under our automatic investment program
                                                  (NQ contracts)
                                                  $50 (IRA contracts)
                          ----------------------------------------------------------------------------------------------------------
                          Maximum contribution limitations may apply. In general, contributions are limited to $1.5 million under all Accumulator(R) series with the same owner or annuitant. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. See "How you can purchase and contribute to your contract" in "Contract features and benefits" later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Credit                    We allocate your contributions to your account value. We allocate a credit to your account value at the same time that we allocate your contributions. The credit will apply to additional contribution amounts only to the extent that those amounts exceed total withdrawals from the contract. The amount of credit may be up to 5% of each contribution, depending on certain factors. The credit is subject to recovery by us in certain limited circumstances.
------------------------------------------------------------------------------------------------------------------------------------


                           Accumulator(R) Plus(SM) at a glance -- key features 9

--------------------------------------------------------------------------------
Access to your money        o Lump sum withdrawals

                            o Several withdrawal options on a periodic basis

                            o Loans under Rollover TSA contracts

                            o Contract surrender

                            o Maximum payment plan (only under contracts with
                              GWBL)

                            o Customized payment plan (only under contracts with
                              GWBL)

                            You may incur a withdrawal charge for certain
                            withdrawals or if you surrender your contract.
                            You may also incur income tax and a tax penalty.
                            Certain withdrawals will diminish the value of
                            optional benefits.
--------------------------------------------------------------------------------
Payout options              o Fixed annuity payout options

                            o Variable Immediate Annuity payout options
                              (described in a separate prospectus for that option)

                            o Income Manager(SM) payout options (described in a
                              separate prospectus for that option)
--------------------------------------------------------------------------------
Additional features         o Guaranteed minimum death benefit options

                            o Principal guarantee benefits

                            o Dollar cost averaging

                            o Automatic investment program

                            o Account value rebalancing (quarterly,
                              semiannually, and annually)

                            o Free transfers

                            o Waiver of withdrawal charge for disability,
                              terminal illness, confinement to a nursing home and certain other withdrawals

                            o Earnings enhancement benefit, an optional death
                              benefit available under certain contracts

                            o Spousal continuation

                            o Beneficiary continuation option

                            o Guaranteed minimum death benefit/Guaranteed
                              minimum income benefit roll-up benefit base reset
--------------------------------------------------------------------------------
Fees and charges            Please see "Fee table" later in this section for
                            complete details.
--------------------------------------------------------------------------------
Owner and annuitant issue   NQ: 0-80
ages                        Rollover IRA, Roth Conversion
                            IRA and Rollover TSA: 20-80
                            QP: 20-70
--------------------------------------------------------------------------------


The above is not a complete description of all material provisions of the contract. In some cases, restrictions or exceptions apply. Also, all features of the contract are not necessarily available in your state or at certain ages. Please see Appendix VII later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

For more detailed information, we urge you to read the contents of this Prospectus, as well as your contract. Please feel free to speak with your financial professional, or call us, if you have any questions. If for any reason you are not satisfied with your contract, you may return it to us for a refund within a certain number of days. Please see "Your right to cancel within a certain number of days" later in this Prospectus for additional information.


OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, credits, fees and/or charges that are different from those in the contracts offered by this Prospectus. Not every contract is offered through every selling broker-dealer. Some selling broker-dealers may not offer and/or limit the offering of certain features or options, as well as limit the availability of the contracts, based on issue age or other criteria established by the selling broker-dealer. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about the availability of any of the AXA Equitable annuity contracts.

You should work with your financial professional to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.



10 Accumulator(R) Plus(SM) at a glance -- key features

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.


The first table describes fees and expenses that you will pay at the time you surrender the contract or if you make certain withdrawals or apply your cash value to certain payout options or if you purchase a Variable Immediate Annuity. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply.



-------------------------------------------------------------------------------------------
 Charges we deduct from your account value at the time you request certain transactions
-------------------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of contributions with-
drawn (deducted if you surrender your contract, make certain
withdrawals, or apply your cash value to certain payout options).(1)         8.00%

Charge if you elect a variable payout option upon annuitization (which
is described in a separate prospectus for that option)                       $ 350
-------------------------------------------------------------------------------------------
 Charges we deduct from your account value on each contract date anniversary
-------------------------------------------------------------------------------------------

Maximum annual administrative charge(2)
   If your account value on a contract date anniversary is less than
   $50,000(3)                                                                $  30
   If your account value on a contract date anniversary is $50,000
   or more                                                                   $   0
-------------------------------------------------------------------------------------------
The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underly-
ing trust portfolio fees and expenses.
-------------------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
-------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES:

Mortality and expense risks                                                  0.95%(4)
Administrative                                                               0.35%
Distribution                                                                 0.25%
                                                                             -------
Total Separate account annual expenses                                       1.55%
-------------------------------------------------------------------------------------------
Charges we deduct from your account value each year if you elect any of the following optional benefits
-------------------------------------------------------------------------------------------
Guaranteed minimum death benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each contract date anniversary for which the benefit is in effect.)
   Standard death benefit and GWBL Standard death benefit                    0.00%
   Annual Ratchet to age 85                                                  0.25%
   Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85               0.65%
   GWBL Enhanced death benefit                                               0.30%
-------------------------------------------------------------------------------------------
Principal guarantee benefits charge (calculated as a percentage of the account value. Deducted annually(2) on each contract date anni-
versary for which the benefit is in effect.)
   100% Principal guarantee benefit                                          0.50%
   125% Principal guarantee benefit                                          0.75%
-------------------------------------------------------------------------------------------
Guaranteed minimum income benefit charge (calculated as a
percentage of the applicable benefit base. Deducted annually(2) on each
contract date anniversary for which the benefit is in effect.)               0.65%
-------------------------------------------------------------------------------------------


                                                                    Fee table 11

------------------------------------------------------------------------------------------------------------------------------------
Earnings enhancement benefit charge (calculated as a percent-
age of the account value. Deducted annually(2) on each contract date
anniversary for which the benefit is in effect.)                                           0.35%
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed withdrawal benefit for life benefit charge (calcu-                              0.60% for the Single Life option
lated as a percentage of the GWBL benefit base. Deducted annually(2)                       0.75% for the Joint Life option
on each contract date anniversary.)

If your GWBL benefit base ratchets, we reserve the right to increase                       0.75% for the Single Life option
your charge up to:                                                                         0.90% for the Joint Life option

Please see "Guaranteed withdrawal benefit for life " in "Contract features and benefits" for more information about this feature, including its benefit base and the Annual Ratchet provision, and "Guaranteed withdrawal benefit for life benefit charge" in
"Charges and expenses," both later in this Prospectus.
------------------------------------------------------------------------------------------------------------------------------------
Net loan interest charge -- Rollover TSA contracts only (calcu-
lated and deducted daily as a percentage of the outstanding loan
amount)                                                                                    2.00%(5)


--------------------------------------------------------------------------------
You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


------------------------------------------------------------------------------------------------------------------------------------
 Portfolio operating expenses expressed as an annual percentage of daily net assets
------------------------------------------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or
other expenses)(6)                                                                 0.63%      3.15%




This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets.

---------------------------------------------------------------------------------------------
                                                          Manage-
                                                           ment      12b-1      Other
Portfolio Name                                            Fees(7)   Fees(8)   Expenses(9)
---------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
---------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.10%      0.25%     0.18%
AXA Conservative Allocation                               0.10%      0.25%     0.22%
AXA Conservative-Plus Allocation                          0.10%      0.25%     0.18%
AXA Moderate Allocation                                   0.10%      0.25%     0.17%
AXA Moderate-Plus Allocation                              0.10%      0.25%     0.17%
Multimanager Aggressive Equity*                           0.61%      0.25%     0.19%
Multimanager Core Bond*                                   0.59%      0.25%     0.18%
Multimanager Health Care*                                 1.20%      0.25%     0.23%
Multimanager High Yield*                                  0.58%      0.25%     0.18%
Multimanager International Equity*                        1.02%      0.25%     0.26%
Multimanager Large Cap Core Equity*                       0.90%      0.25%     0.20%
Multimanager Large Cap Growth*                            0.90%      0.25%     0.22%
Multimanager Large Cap Value*                             0.88%      0.25%     0.22%
Multimanager Mid Cap Growth*                              1.10%      0.25%     0.20%
Multimanager Mid Cap Value*                               1.10%      0.25%     0.21%
Multimanager Technology *                                 1.20%      0.25%     0.23%
---------------------------------------------------------------------------------------------
EQ Advisors Trust:
---------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                         0.47%      0.25%     0.13%
EQ/AllianceBernstein Growth and Income++                  0.56%      0.25%     0.12%
EQ/AllianceBernstein Intermediate Government Securities   0.50%      0.25%     0.14%
EQ/AllianceBernstein International                        0.71%      0.25%     0.20%
EQ/AllianceBernstein Large Cap Growth                     0.90%      0.25%     0.11%
EQ/AllianceBernstein Quality Bond                         0.50%      0.25%     0.14%
EQ/AllianceBernstein Small Cap Growth                     0.74%      0.25%     0.13%
---------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                              Total
                                                               Acquired       Annual                   Net Total
                                                              Fund Fees      Expenses    Fee Waiv-      Annual
                                                                 and          (Before   ers and/or     Expenses
                                                               Expenses       Expense     Expense       (After
                                                             (Underlying      Limita-   Reimburse-     Expense
Portfolio Name                                             Portfolios)(10)    tions)     ments(11)   Limitations)
------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                                 0.91%             1.44%      (0.18)%      1.26%
AXA Conservative Allocation                               0.67%             1.24%      (0.22)%      1.02%
AXA Conservative-Plus Allocation                          0.72%             1.25%      (0.18)%      1.07%
AXA Moderate Allocation                                   0.78%             1.30%      (0.17)%      1.13%
AXA Moderate-Plus Allocation                              0.85%             1.37%      (0.17)%      1.20%
Multimanager Aggressive Equity*                            --              1.05%         --        1.05%
Multimanager Core Bond*                                     --              1.02%      (0.07)%      0.95%
Multimanager Health Care*                                   --              1.68%       0.00%       1.68%
Multimanager High Yield*                                    --              1.01%         --        1.01%
Multimanager International Equity*                          --              1.53%       0.00%       1.53%
Multimanager Large Cap Core Equity*                         --              1.35%       0.00%       1.35%
Multimanager Large Cap Growth*                              --              1.37%      (0.02)%      1.35%
Multimanager Large Cap Value*                               --              1.35%       0.00%       1.35%
Multimanager Mid Cap Growth*                              0.01%             1.56%       0.00%       1.56%
Multimanager Mid Cap Value*                               0.03%             1.59%       0.00%       1.59%
Multimanager Technology *                                   --              1.68%       0.00%       1.68%
------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                           --              0.85%         --        0.85%
EQ/AllianceBernstein Growth and Income++                    --              0.93%         --        0.93%
EQ/AllianceBernstein Intermediate Government Securities     --              0.89%         --        0.89%
EQ/AllianceBernstein International                          --              1.16%      (0.06)%      1.10%
EQ/AllianceBernstein Large Cap Growth                       --              1.26%      (0.21)%      1.05%
EQ/AllianceBernstein Quality Bond                           --              0.89%         --        0.89%
EQ/AllianceBernstein Small Cap Growth                       --              1.12%         --        1.12%
------------------------------------------------------------------------------------------------------------------


12 Fee table

This table shows the fees and expenses for 2006 as an annual percentage of each
Portfolio's daily average net assets.
--------------------------------------------------------------------------------
                                              Manage-
                                               ment       12b-1     Other
Portfolio Name                                Fees(7)   Fees(8)   Expenses(9)
--------------------------------------------------------------------------------
EQ/AllianceBernstein Value                  0.60%      0.25%     0.13%
EQ/Ariel Appreciation II                    0.75%      0.25%     0.51%
EQ/AXA Rosenberg Value Long/Short Equity    1.40%      0.25%     1.44%
EQ/BlackRock Basic Value Equity*            0.55%      0.25%     0.14%
EQ/BlackRock International Value*           0.82%      0.25%     0.21%
EQ/Boston Advisors Equity Income            0.75%      0.25%     0.15%
EQ/Calvert Socially Responsible             0.65%      0.25%     0.25%
EQ/Capital Guardian Growth                  0.65%      0.25%     0.16%
EQ/Capital Guardian International+          0.83%      0.25%     0.21%
EQ/Capital Guardian Research                0.65%      0.25%     0.13%
EQ/Capital Guardian U.S. Equity++           0.64%      0.25%     0.14%
EQ/Caywood-Scholl High Yield Bond           0.60%      0.25%     0.18%
EQ/Davis New York Venture                   0.85%      0.25%     0.74%
EQ/Equity 500 Index                         0.25%      0.25%     0.13%
EQ/Evergreen International Bond             0.70%      0.25%     0.23%
EQ/Evergreen Omega                          0.65%      0.25%     0.21%
EQ/FI Mid Cap                               0.68%      0.25%     0.15%
EQ/FI Mid Cap Value+                        0.73%      0.25%     0.13%
EQ/Franklin Income                          0.90%      0.25%     0.38%
EQ/Franklin Small Cap Value                 0.90%      0.25%     2.00%
EQ/Franklin Templeton Founding Strategy**   0.05%      0.25%     0.21%
EQ/GAMCO Mergers and Acquisitions           0.90%      0.25%     0.33%
EQ/GAMCO Small Company Value                0.78%      0.25%     0.14%
EQ/International Growth                     0.85%      0.25%     0.35%
EQ/Janus Large Cap Growth++                 0.90%      0.25%     0.15%
EQ/JPMorgan Core Bond                       0.44%      0.25%     0.15%
EQ/JPMorgan Value Opportunities             0.60%      0.25%     0.16%
EQ/Legg Mason Value Equity                  0.65%      0.25%     0.22%
EQ/Long Term Bond                           0.43%      0.25%     0.15%
EQ/Lord Abbett Growth and Income            0.65%      0.25%     0.26%
EQ/Lord Abbett Large Cap Core               0.65%      0.25%     0.41%
EQ/Lord Abbett Mid Cap Value                0.70%      0.25%     0.18%
EQ/Marsico Focus                            0.85%      0.25%     0.13%
EQ/MFS Emerging Growth Companies+           0.65%      0.25%     0.15%
EQ/MFS Investors Trust+                     0.60%      0.25%     0.16%
EQ/Money Market                             0.33%      0.25%     0.14%
EQ/Montag & Caldwell Growth                 0.75%      0.25%     0.16%
EQ/Mutual Shares                            0.90%      0.25%     0.50%
EQ/Oppenheimer Global                       0.95%      0.25%     1.30%
EQ/Oppenheimer Main Street Opportunity      0.85%      0.25%     1.58%
EQ/Oppenheimer Main Street Small Cap        0.90%      0.25%     1.48%
EQ/PIMCO Real Return                        0.55%      0.25%     0.18%
EQ/Short Duration Bond                      0.43%      0.25%     0.14%
EQ/Small Cap Value+                         0.73%      0.25%     0.15%
EQ/Small Company Growth+                    1.00%      0.25%     0.17%
EQ/Small Company Index                      0.25%      0.25%     0.16%
EQ/TCW Equity++                             0.80%      0.25%     0.16%
EQ/Templeton Growth                         0.95%      0.25%     0.64%
EQ/UBS Growth and Income                    0.75%      0.25%     0.17%
EQ/Van Kampen Comstock                      0.65%      0.25%     0.19%
EQ/Van Kampen Emerging Markets Equity       1.12%      0.25%     0.40%
EQ/Van Kampen Mid Cap Growth                0.70%      0.25%     0.23%
EQ/Wells Fargo Montgomery Small Cap++       0.85%      0.25%     0.41%
--------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
-------------------------------------------------------------------------------
U.S. Real Estate -- Class II++              0.74%      0.35%     0.27%
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                 Total
                                                 Acquired       Annual                   Net Total
                                                Fund Fees      Expenses    Fee Waiv-      Annual
                                                   and          (Before   ers and/or     Expenses
                                                 Expenses       Expense     Expense       (After
                                               (Underlying      Limita-   Reimburse-     Expense
Portfolio Name                               Portfolios)(10)    tions)     ments(11)   Limitations)
---------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value                    --              0.98%      (0.03)%      0.95%
EQ/Ariel Appreciation II                      --              1.51%      (0.36)%      1.15%
EQ/AXA Rosenberg Value Long/Short Equity      --              3.09%      (1.10)%      1.99%
EQ/BlackRock Basic Value Equity*              --              0.94%       0.00%       0.94%
EQ/BlackRock International Value*             --              1.28%      (0.03)%      1.25%
EQ/Boston Advisors Equity Income              --              1.15%      (0.10)%      1.05%
EQ/Calvert Socially Responsible               --              1.15%      (0.10)%      1.05%
EQ/Capital Guardian Growth                    --              1.06%      (0.11)%      0.95%
EQ/Capital Guardian International+            --              1.29%      (0.09)%      1.20%
EQ/Capital Guardian Research                  --              1.03%      (0.08)%      0.95%
EQ/Capital Guardian U.S. Equity++             --              1.03%      (0.08)%      0.95%
EQ/Caywood-Scholl High Yield Bond             --              1.03%      (0.03)%      1.00%
EQ/Davis New York Venture                     --              1.84%      (0.54)%      1.30%
EQ/Equity 500 Index                           --              0.63%         --        0.63%
EQ/Evergreen International Bond               --              1.18%      (0.03)%      1.15%
EQ/Evergreen Omega                            --              1.11%       0.00%       1.11%
EQ/FI Mid Cap                                 --              1.08%      (0.08)%      1.00%
EQ/FI Mid Cap Value+                          --              1.11%      (0.01)%      1.10%
EQ/Franklin Income                            --              1.53%      (0.23)%      1.30%
EQ/Franklin Small Cap Value                   --              3.15%      (1.85)%      1.30%
EQ/Franklin Templeton Founding Strategy**   1.07%             1.58%      (0.11)%      1.47%
EQ/GAMCO Mergers and Acquisitions             --              1.48%      (0.03)%      1.45%
EQ/GAMCO Small Company Value                  --              1.17%       0.00%       1.17%
EQ/International Growth                       --              1.45%       0.00%       1.45%
EQ/Janus Large Cap Growth++                   --              1.30%      (0.15)%      1.15%
EQ/JPMorgan Core Bond                         --              0.84%       0.00%       0.84%
EQ/JPMorgan Value Opportunities               --              1.01%      (0.06)%      0.95%
EQ/Legg Mason Value Equity                    --              1.12%      (0.12)%      1.00%
EQ/Long Term Bond                             --              0.83%       0.00%       0.83%
EQ/Lord Abbett Growth and Income              --              1.16%      (0.16)%      1.00%
EQ/Lord Abbett Large Cap Core                 --              1.31%      (0.31)%      1.00%
EQ/Lord Abbett Mid Cap Value                  --              1.13%      (0.08)%      1.05%
EQ/Marsico Focus                              --              1.23%      (0.08)%      1.15%
EQ/MFS Emerging Growth Companies+             --              1.05%         --        1.05%
EQ/MFS Investors Trust+                       --              1.01%      (0.06)%      0.95%
EQ/Money Market                               --              0.72%         --        0.72%
EQ/Montag & Caldwell Growth                   --              1.16%      (0.01)%      1.15%
EQ/Mutual Shares                              --              1.65%      (0.35)%      1.30%
EQ/Oppenheimer Global                       0.01%             2.51%      (1.15)%      1.36%
EQ/Oppenheimer Main Street Opportunity        --              2.68%      (1.38)%      1.30%
EQ/Oppenheimer Main Street Small Cap          --              2.63%      (1.33)%      1.30%
EQ/PIMCO Real Return                          --              0.98%      (0.08)%      0.90%
EQ/Short Duration Bond                        --              0.82%       0.00%       0.82%
EQ/Small Cap Value+                           --              1.13%      (0.03)%      1.10%
EQ/Small Company Growth+                      --              1.42%      (0.12)%      1.30%
EQ/Small Company Index                      0.01%             0.67%       0.00%       0.67%
EQ/TCW Equity++                               --              1.21%      (0.06)%      1.15%
EQ/Templeton Growth                           --              1.84%      (0.49)%      1.35%
EQ/UBS Growth and Income                      --              1.17%      (0.12)%      1.05%
EQ/Van Kampen Comstock                        --              1.09%      (0.09)%      1.00%
EQ/Van Kampen Emerging Markets Equity         --              1.77%       0.00%       1.77%
EQ/Van Kampen Mid Cap Growth                  --              1.18%      (0.13)%      1.05%
EQ/Wells Fargo Montgomery Small Cap++         --              1.51%      (0.21)%      1.30%
---------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.:
---------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                --              1.36%      (0.10)%      1.26%
---------------------------------------------------------------------------------------------------






                                                                    Fee table 13

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and ben efits" later in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount, if applicable.


  The withdrawal charge percentage we use is determined by the contract year in which
  make the withdrawal or surrender your contract. For each contribution, we              Contract
  consider the contract year in which we receive that contribution to be "contract       Year
  year 1")                                                                                 1 .......................... 8.00%
                                                                                           2 .......................... 8.00%
                                                                                           3 .......................... 7.00%
                                                                                           4 .......................... 7.00%
                                                                                           5 .......................... 6.00%
                                                                                           6 .......................... 5.00%
                                                                                           7 .......................... 4.00%
                                                                                           8 .......................... 3.00%
                                                                                           9+ ......................... 0.00%


(2) If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the charge for that year.

(3) During the first two contract years this charge, if applicable, is equal to the lesser of $30 or 2% of your account value. Thereafter, if applicable, the charge is $30 for each contract year.

(4) These charges compensate us for certain risks we assume and expenses we incur under the contract. They also compensate us for the expense associated with the credit. We expect to make a profit from these charges.

(5) We charge interest on loans under Rollover TSA contracts but also credit you interest on your loan reserve account. Our net loan interest charge is determined by the excess between the interest rate we charge over the interest rate we credit. See "Loans under Rollover TSA contracts" later in this Prospectus for more information on how the loan interest is calculated and for restrictions that may apply.

(6) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.

(7) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's shareholders. See footnote (11) for any expense limitation agreement information.

(8) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(9) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (11) for any expense limitation agreement information.

(10) Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(11) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II and has voluntarily agreed to reduce its management fee and/or reimburse the Portfolio so that total annual operating expenses of the Portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:

--------------------------------------------------
 Portfolio Name
--------------------------------------------------
   Multimanager Aggressive Equity           1.03%
--------------------------------------------------
   Multimanager Health Care                 1.63%
--------------------------------------------------
   Multimanager International Equity        1.52%
--------------------------------------------------
   Multimanager Large Cap Core Equity       1.33%
--------------------------------------------------
   Multimanager Large Cap Growth            1.33%
--------------------------------------------------
   Multimanager Large Cap Value             1.31%
--------------------------------------------------
   Multimanager Mid Cap Growth              1.52%
--------------------------------------------------
   Multimanager Mid Cap Value               1.58%
--------------------------------------------------
   Multimanager Technology                  1.64%
--------------------------------------------------
   EQ/AllianceBernstein Common Stock        0.83%
--------------------------------------------------
   EQ/AllianceBernstein Growth and Income   0.92%
--------------------------------------------------
   EQ/AllianceBernstein Large Cap Growth    1.03%
--------------------------------------------------
   EQ/AllianceBernstein Small Cap Growth    1.11%
--------------------------------------------------
   EQ/AllianceBernstein Value               0.94%
--------------------------------------------------
   EQ/Ariel Appreciation II                 1.01%
--------------------------------------------------
   EQ/BlackRock Basic Value Equity          0.93%
--------------------------------------------------



14 Fee table

--------------------------------------------------
Portfolio Name
--------------------------------------------------
   EQ/Capital Guardian Growth              0.94%
--------------------------------------------------
   EQ/Capital Guardian Research            0.94%
--------------------------------------------------
   EQ/Capital Guardian U.S. Equity         0.94%
--------------------------------------------------
   EQ/Davis New York Venture               1.27%
--------------------------------------------------
   EQ/Evergreen Omega                      1.05%
--------------------------------------------------
   EQ/FI Mid Cap                           0.97%
--------------------------------------------------
   EQ/FI Mid Cap Value                     1.09%
--------------------------------------------------
   EQ/GAMCO Mergers and Acquisitions       1.37%
--------------------------------------------------
   EQ/GAMCO Small Company Value            1.16%
--------------------------------------------------
   EQ/Janus Large Cap Growth               1.14%
--------------------------------------------------
   EQ/Legg Mason Value Equity              0.97%
--------------------------------------------------
   EQ/Lord Abbett Growth and Income        0.99%
--------------------------------------------------
   EQ/Lord Abbett Large Cap Core           0.99%
--------------------------------------------------
   EQ/Marsico Focus                        1.14%
--------------------------------------------------
   EQ/MFS Emerging Growth Companies        1.03%
--------------------------------------------------
   EQ/MFS Investors Trust                  0.94%
--------------------------------------------------
   EQ/Montag & Caldwell Growth             1.13%
--------------------------------------------------
   EQ/Mutual Shares                        1.30%
--------------------------------------------------
   EQ/Small Cap Value                      1.02%
--------------------------------------------------
   EQ/UBS Growth and Income                1.03%
--------------------------------------------------
   EQ/Van Kampen Comstock                  0.99%
--------------------------------------------------
   EQ/Van Kampen Emerging Markets Equity   1.75%
--------------------------------------------------
   EQ/Van Kampen Mid Cap Growth            1.01%
--------------------------------------------------
   EQ/Wells Fargo Montgomery Small Cap     1.20%
--------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).


The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit) would pay in the situations illustrated. Each value in the expense example was calculated with the Guaranteed minimum income benefit except for the AXA Moderate Allocation portfolio. The AXA Moderate Allocation portfolio is calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. The example uses an average annual administrative charge based on the charges paid in 2006, which results in an estimated administrative charge of 0.008% of contract value.


The fixed maturity options and guaranteed interest option are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options and guaranteed interest option. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.

Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

                                                                    Fee table 15

----------------------------------------------------------------------------------------------------------
                                                If you surrender your contract at the end of the appli-
                                                                   cable time period
----------------------------------------------------------------------------------------------------------
 Portfolio Name                                    1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,304.00     $ 2,238.00     $ 3,209.00     $ 5,461.00
AXA Conservative Allocation                   $ 1,282.00     $ 2,174.00     $ 3,107.00     $ 5,278.00
AXA Conservative-Plus Allocation              $ 1,283.00     $ 2,177.00     $ 3,112.00     $ 5,287.00
AXA Moderate Allocation                       $ 1,301.00     $ 2,219.00     $ 3,156.00     $ 5,333.00
AXA Moderate-Plus Allocation                  $ 1,296.00     $ 2,215.00     $ 3,173.00     $ 5,398.00
Multimanager Aggressive Equity*               $ 1,261.00     $ 2,114.00     $ 3,009.00     $ 5,100.00
Multimanager Core Bond*                       $ 1,258.00     $ 2,104.00     $ 2,993.00     $ 5,071.00
Multimanager Health Care*                     $ 1,330.00     $ 2,313.00     $ 3,330.00     $ 5,677.00
Multimanager High Yield*                      $ 1,257.00     $ 2,101.00     $ 2,988.00     $ 5,062.00
Multimanager International Equity*            $ 1,313.00     $ 2,266.00     $ 3,254.00     $ 5,543.00
Multimanager Large Cap Core Equity*           $ 1,294.00     $ 2,209.00     $ 3,163.00     $ 5,379.00
Multimanager Large Cap Growth*                $ 1,296.00     $ 2,215.00     $ 3,173.00     $ 5,398.00
Multimanager Large Cap Value*                 $ 1,294.00     $ 2,209.00     $ 3,163.00     $ 5,379.00
Multimanager Mid Cap Growth*                  $ 1,317.00     $ 2,275.00     $ 3,269.00     $ 5,570.00
Multimanager Mid Cap Value*                   $ 1,320.00     $ 2,285.00     $ 3,284.00     $ 5,596.00
Multimanager Technology*                      $ 1,330.00     $ 2,313.00     $ 3,330.00     $ 5,677.00
----------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,239.00     $ 2,050.00     $ 2,905.00     $ 4,908.00
EQ/AllianceBernstein Growth and Income++      $ 1,248.00     $ 2,075.00     $ 2,947.00     $ 4,985.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,244.00     $ 2,063.00     $ 2,926.00     $ 4,947.00
EQ/AllianceBernstein International            $ 1,273.00     $ 2,149.00     $ 3,065.00     $ 5,203.00
EQ/AllianceBernstein Large Cap Growth         $ 1,284.00     $ 2,180.00     $ 3,117.00     $ 5,296.00
EQ/AllianceBernstein Quality Bond             $ 1,244.00     $ 2,063.00     $ 2,926.00     $ 4,947.00
EQ/AllianceBernstein Small Cap Growth         $ 1,269.00     $ 2,136.00     $ 3,045.00     $ 5,166.00
EQ/AllianceBernstein Value                    $ 1,253.00     $ 2,091.00     $ 2,973.00     $ 5,033.00
EQ/Ariel Appreciation II                      $ 1,311.00     $ 2,260.00     $ 3,244.00     $ 5,525.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 1,484.00     $ 2,750.00     $ 4,016.00     $ 6,834.00
EQ/BlackRock Basic Value Equity*              $ 1,249.00     $ 2,079.00     $ 2,952.00     $ 4,995.00
EQ/BlackRock International Value*             $ 1,286.00     $ 2,187.00     $ 3,127.00     $ 5,315.00
EQ/Boston Advisors Equity Income              $ 1,272.00     $ 2,145.00     $ 3,060.00     $ 5,194.00
EQ/Calvert Socially Responsible               $ 1,272.00     $ 2,145.00     $ 3,060.00     $ 5,194.00
EQ/Capital Guardian Growth                    $ 1,262.00     $ 2,117.00     $ 3,014.00     $ 5,109.00
EQ/Capital Guardian International+            $ 1,287.00     $ 2,190.00     $ 3,132.00     $ 5,324.00
EQ/Capital Guardian Research                  $ 1,259.00     $ 2,107.00     $ 2,998.00     $ 5,081.00
EQ/Capital Guardian U.S. Equity++             $ 1,259.00     $ 2,107.00     $ 2,998.00     $ 5,081.00
EQ/Caywood-Scholl High Yield Bond             $ 1,259.00     $ 2,107.00     $ 2,998.00     $ 5,081.00
EQ/Davis New York Venture                     $ 1,347.00     $ 2,364.00     $ 3,410.00     $ 5,817.00
EQ/Equity 500 Index                           $ 1,216.00     $ 1,979.00     $ 2,790.00     $ 4,693.00
EQ/Evergreen International Bond               $ 1,275.00     $ 2,155.00     $ 3,076.00     $ 5,222.00
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                        If you annuitize at the end of the
                                              applicable time period and select a non-life contin-
                                             gent period certain annuity option with less than five
                                                                      years
--------------------------------------------------------------------------------------------------
 Portfolio Name                                 1 year      3 years        5 years        10 years
--------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
AXA Aggressive Allocation                       N/A     $ 2,238.00     $ 3,209.00     $ 5,461.00
AXA Conservative Allocation                     N/A     $ 2,174.00     $ 3,107.00     $ 5,278.00
AXA Conservative-Plus Allocation                N/A     $ 2,177.00     $ 3,112.00     $ 5,287.00
AXA Moderate Allocation                         N/A     $ 2,219.00     $ 3,156.00     $ 5,333.00
AXA Moderate-Plus Allocation                    N/A     $ 2,215.00     $ 3,173.00     $ 5,398.00
Multimanager Aggressive Equity*                 N/A     $ 2,114.00     $ 3,009.00     $ 5,100.00
Multimanager Core Bond*                         N/A     $ 2,104.00     $ 2,993.00     $ 5,071.00
Multimanager Health Care*                       N/A     $ 2,313.00     $ 3,330.00     $ 5,677.00
Multimanager High Yield*                        N/A     $ 2,101.00     $ 2,988.00     $ 5,062.00
Multimanager International Equity*              N/A     $ 2,266.00     $ 3,254.00     $ 5,543.00
Multimanager Large Cap Core Equity*             N/A     $ 2,209.00     $ 3,163.00     $ 5,379.00
Multimanager Large Cap Growth*                  N/A     $ 2,215.00     $ 3,173.00     $ 5,398.00
Multimanager Large Cap Value*                   N/A     $ 2,209.00     $ 3,163.00     $ 5,379.00
Multimanager Mid Cap Growth*                    N/A     $ 2,275.00     $ 3,269.00     $ 5,570.00
Multimanager Mid Cap Value*                     N/A     $ 2,285.00     $ 3,284.00     $ 5,596.00
Multimanager Technology*                        N/A     $ 2,313.00     $ 3,330.00     $ 5,677.00
--------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 2,050.00     $ 2,905.00     $ 4,908.00
EQ/AllianceBernstein Growth and Income++        N/A     $ 2,075.00     $ 2,947.00     $ 4,985.00
EQ/AllianceBernstein Intermediate Government
 Securities                                     N/A     $ 2,063.00     $ 2,926.00     $ 4,947.00
EQ/AllianceBernstein International              N/A     $ 2,149.00     $ 3,065.00     $ 5,203.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 2,180.00     $ 3,117.00     $ 5,296.00
EQ/AllianceBernstein Quality Bond               N/A     $ 2,063.00     $ 2,926.00     $ 4,947.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 2,136.00     $ 3,045.00     $ 5,166.00
EQ/AllianceBernstein Value                      N/A     $ 2,091.00     $ 2,973.00     $ 5,033.00
EQ/Ariel Appreciation II                        N/A     $ 2,260.00     $ 3,244.00     $ 5,525.00
EQ/AXA Rosenberg Value Long/Short Equity        N/A     $ 2,750.00     $ 4,016.00     $ 6,834.00
EQ/BlackRock Basic Value Equity*                N/A     $ 2,079.00     $ 2,952.00     $ 4,995.00
EQ/BlackRock International Value*               N/A     $ 2,187.00     $ 3,127.00     $ 5,315.00
EQ/Boston Advisors Equity Income                N/A     $ 2,145.00     $ 3,060.00     $ 5,194.00
EQ/Calvert Socially Responsible                 N/A     $ 2,145.00     $ 3,060.00     $ 5,194.00
EQ/Capital Guardian Growth                      N/A     $ 2,117.00     $ 3,014.00     $ 5,109.00
EQ/Capital Guardian International+              N/A     $ 2,190.00     $ 3,132.00     $ 5,324.00
EQ/Capital Guardian Research                    N/A     $ 2,107.00     $ 2,998.00     $ 5,081.00
EQ/Capital Guardian U.S. Equity++               N/A     $ 2,107.00     $ 2,998.00     $ 5,081.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 2,107.00     $ 2,998.00     $ 5,081.00
EQ/Davis New York Venture                       N/A     $ 2,364.00     $ 3,410.00     $ 5,817.00
EQ/Equity 500 Index                             N/A     $ 1,979.00     $ 2,790.00     $ 4,693.00
EQ/Evergreen International Bond                 N/A     $ 2,155.00     $ 3,076.00     $ 5,222.00
--------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
                                               If you do not surrender your contract at the end of the
                                                                  applicable time period
-----------------------------------------------------------------------------------------------------------
 Portfolio Name                                1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
AXA Aggressive Allocation                     $ 504.00     $ 1,538.00     $ 2,609.00     $ 5,461.00
AXA Conservative Allocation                   $ 482.00     $ 1,474.00     $ 2,507.00     $ 5,278.00
AXA Conservative-Plus Allocation              $ 483.00     $ 1,477.00     $ 2,512.00     $ 5,287.00
AXA Moderate Allocation                       $ 501.00     $ 1,519.00     $ 2,556.00     $ 5,333.00
AXA Moderate-Plus Allocation                  $ 496.00     $ 1,515.00     $ 2,573.00     $ 5,398.00
Multimanager Aggressive Equity*               $ 461.00     $ 1,414.00     $ 2,409.00     $ 5,100.00
Multimanager Core Bond*                       $ 458.00     $ 1,404.00     $ 2,393.00     $ 5,071.00
Multimanager Health Care*                     $ 530.00     $ 1,613.00     $ 2,730.00     $ 5,677.00
Multimanager High Yield*                      $ 457.00     $ 1,401.00     $ 2,388.00     $ 5,062.00
Multimanager International Equity*            $ 513.00     $ 1,566.00     $ 2,654.00     $ 5,543.00
Multimanager Large Cap Core Equity*           $ 494.00     $ 1,509.00     $ 2,563.00     $ 5,379.00
Multimanager Large Cap Growth*                $ 496.00     $ 1,515.00     $ 2,573.00     $ 5,398.00
Multimanager Large Cap Value*                 $ 494.00     $ 1,509.00     $ 2,563.00     $ 5,379.00
Multimanager Mid Cap Growth*                  $ 517.00     $ 1,575.00     $ 2,669.00     $ 5,570.00
Multimanager Mid Cap Value*                   $ 520.00     $ 1,585.00     $ 2,684.00     $ 5,596.00
Multimanager Technology*                      $ 530.00     $ 1,613.00     $ 2,730.00     $ 5,677.00
-----------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 439.00     $ 1,350.00     $ 2,305.00     $ 4,908.00
EQ/AllianceBernstein Growth and Income++      $ 448.00     $ 1,375.00     $ 2,347.00     $ 4,985.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 444.00     $ 1,363.00     $ 2,326.00     $ 4,947.00
EQ/AllianceBernstein International            $ 473.00     $ 1,449.00     $ 2,465.00     $ 5,203.00
EQ/AllianceBernstein Large Cap Growth         $ 484.00     $ 1,480.00     $ 2,517.00     $ 5,296.00
EQ/AllianceBernstein Quality Bond             $ 444.00     $ 1,363.00     $ 2,326.00     $ 4,947.00
EQ/AllianceBernstein Small Cap Growth         $ 469.00     $ 1,436.00     $ 2,445.00     $ 5,166.00
EQ/AllianceBernstein Value                    $ 453.00     $ 1,391.00     $ 2,373.00     $ 5,033.00
EQ/Ariel Appreciation II                      $ 511.00     $ 1,560.00     $ 2,644.00     $ 5,525.00
EQ/AXA Rosenberg Value Long/Short Equity      $ 684.00     $ 2,050.00     $ 3,416.00     $ 6,834.00
EQ/BlackRock Basic Value Equity*              $ 449.00     $ 1,379.00     $ 2,352.00     $ 4,995.00
EQ/BlackRock International Value*             $ 486.00     $ 1,487.00     $ 2,527.00     $ 5,315.00
EQ/Boston Advisors Equity Income              $ 472.00     $ 1,445.00     $ 2,460.00     $ 5,194.00
EQ/Calvert Socially Responsible               $ 472.00     $ 1,445.00     $ 2,460.00     $ 5,194.00
EQ/Capital Guardian Growth                    $ 462.00     $ 1,417.00     $ 2,414.00     $ 5,109.00
EQ/Capital Guardian International+            $ 487.00     $ 1,490.00     $ 2,532.00     $ 5,324.00
EQ/Capital Guardian Research                  $ 459.00     $ 1,407.00     $ 2,398.00     $ 5,081.00
EQ/Capital Guardian U.S. Equity++             $ 459.00     $ 1,407.00     $ 2,398.00     $ 5,081.00
EQ/Caywood-Scholl High Yield Bond             $ 459.00     $ 1,407.00     $ 2,398.00     $ 5,081.00
EQ/Davis New York Venture                     $ 547.00     $ 1,664.00     $ 2,810.00     $ 5,817.00
EQ/Equity 500 Index                           $ 416.00     $ 1,279.00     $ 2,190.00     $ 4,693.00
EQ/Evergreen International Bond               $ 475.00     $ 1,455.00     $ 2,476.00     $ 5,222.00
-----------------------------------------------------------------------------------------------------------





16 Fee table

--------------------------------------------------------------------------------------------------------
                                              If you surrender your contract at the end of the appli-
                                                                 cable time period
--------------------------------------------------------------------------------------------------------
 Portfolio Name                                  1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
EQ/Evergreen Omega                          $ 1,268.00     $ 2,133.00     $ 3,040.00     $ 5,156.00
EQ/FI Mid Cap                               $ 1,264.00     $ 2,123.00     $ 3,024.00     $ 5,128.00
EQ/FI Mid Cap Value+                        $ 1,268.00     $ 2,133.00     $ 3,040.00     $ 5,156.00
EQ/Franklin Income                          $ 1,313.00     $ 2,266.00     $ 3,254.00     $ 5,543.00
EQ/Franklin Small Cap Value                 $ 1,490.00     $ 2,769.00     $ 4,045.00     $ 6,879.00
EQ/Franklin Templeton Founding Strategy**   $ 1,319.00     $ 2,282.00     $ 3,279.00     $ 5,588.00
EQ/GAMCO Mergers and Acquisitions           $ 1,308.00     $ 2,250.00     $ 3,229.00     $ 5,498.00
EQ/GAMCO Small Company Value                $ 1,274.00     $ 2,152.00     $ 3,071.00     $ 5,213.00
EQ/International Growth                     $ 1,305.00     $ 2,241.00     $ 3,214.00     $ 5,470.00
EQ/Janus Large Cap Growth++                 $ 1,288.00     $ 2,193.00     $ 3,137.00     $ 5,333.00
EQ/JPMorgan Core Bond                       $ 1,238.00     $ 2,047.00     $ 2,900.00     $ 4,899.00
EQ/JPMorgan Value Opportunities             $ 1,257.00     $ 2,101.00     $ 2,988.00     $ 5,062.00
EQ/Legg Mason Value Equity                  $ 1,269.00     $ 2,136.00     $ 3,045.00     $ 5,166.00
EQ/Long Term Bond                           $ 1,237.00     $ 2,043.00     $ 2,895.00     $ 4,889.00
EQ/Lord Abbett Growth and Income            $ 1,273.00     $ 2,149.00     $ 3,065.00     $ 5,203.00
EQ/Lord Abbett Large Cap Core               $ 1,289.00     $ 2,196.00     $ 3,142.00     $ 5,342.00
EQ/Lord Abbett Mid Cap Value                $ 1,270.00     $ 2,139.00     $ 3,050.00     $ 5,175.00
EQ/Marsico Focus                            $ 1,281.00     $ 2,171.00     $ 3,101.00     $ 5,268.00
EQ/MFS Emerging Growth Companies+           $ 1,261.00     $ 2,114.00     $ 3,009.00     $ 5,100.00
EQ/MFS Investors Trust+                     $ 1,257.00     $ 2,101.00     $ 2,988.00     $ 5,062.00
EQ/Money Market                             $ 1,225.00     $ 2,008.00     $ 2,837.00     $ 4,782.00
EQ/Montag & Caldwell Growth                 $ 1,273.00     $ 2,149.00     $ 3,065.00     $ 5,203.00
EQ/Mutual Shares                            $ 1,327.00     $ 2,304.00     $ 3,315.00     $ 5,650.00
EQ/Oppenheimer Global                       $ 1,420.00     $ 2,572.00     $ 3,739.00     $ 6,379.00
EQ/Oppenheimer Main Street Opportunity      $ 1,439.00     $ 2,625.00     $ 3,821.00     $ 6,515.00
EQ/Oppenheimer Main Street Small Cap        $ 1,434.00     $ 2,609.00     $ 3,797.00     $ 6,476.00
EQ/PIMCO Real Return                        $ 1,253.00     $ 2,091.00     $ 2,973.00     $ 5,033.00
EQ/Short Duration Bond                      $ 1,236.00     $ 2,040.00     $ 2,890.00     $ 4,879.00
EQ/Small Cap Value+                         $ 1,270.00     $ 2,139.00     $ 3,050.00     $ 5,175.00
EQ/Small Company Growth+                    $ 1,301.00     $ 2,231.00     $ 3,198.00     $ 5,443.00
EQ/Small Company Index                      $ 1,220.00     $ 1,992.00     $ 2,811.00     $ 4,733.00
EQ/TCW Equity++                             $ 1,278.00     $ 2,165.00     $ 3,091.00     $ 5,250.00
EQ/Templeton Growth                         $ 1,347.00     $ 2,364.00     $ 3,410.00     $ 5,817.00
EQ/UBS Growth and Income                    $ 1,274.00     $ 2,152.00     $ 3,071.00     $ 5,213.00
EQ/Van Kampen Comstock                      $ 1,265.00     $ 2,126.00     $ 3,029.00     $ 5,137.00
EQ/Van Kampen Emerging Markets Equity       $ 1,340.00     $ 2,342.00     $ 3,375.00     $ 5,756.00
EQ/Van Kampen Mid Cap Growth                $ 1,275.00     $ 2,155.00     $ 3,076.00     $ 5,222.00
EQ/Wells Fargo Montgomery Small Cap++       $ 1,311.00     $ 2,260.00     $ 3,244.00     $ 5,525.00
--------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++              $ 1,295.00     $ 2,212.00     $ 3,168.00     $ 5,388.00
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                      If you annuitize at the end of the
                                             applicable time period and select a non-life contin-
                                            gent period certain annuity option with less than five
                                                                    years
---------------------------------------------------------------------------------------------------
 Portfolio Name                               1 year      3 years        5 years        10 years
---------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
EQ/Evergreen Omega                            N/A     $ 2,133.00     $ 3,040.00     $ 5,156.00
EQ/FI Mid Cap                                 N/A     $ 2,123.00     $ 3,024.00     $ 5,128.00
EQ/FI Mid Cap Value+                          N/A     $ 2,133.00     $ 3,040.00     $ 5,156.00
EQ/Franklin Income                            N/A     $ 2,266.00     $ 3,254.00     $ 5,543.00
EQ/Franklin Small Cap Value                   N/A     $ 2,769.00     $ 4,045.00     $ 6,879.00
EQ/Franklin Templeton Founding Strategy**     N/A     $ 2,282.00     $ 3,279.00     $ 5,588.00
EQ/GAMCO Mergers and Acquisitions             N/A     $ 2,250.00     $ 3,229.00     $ 5,498.00
EQ/GAMCO Small Company Value                  N/A     $ 2,152.00     $ 3,071.00     $ 5,213.00
EQ/International Growth                       N/A     $ 2,241.00     $ 3,214.00     $ 5,470.00
EQ/Janus Large Cap Growth++                   N/A     $ 2,193.00     $ 3,137.00     $ 5,333.00
EQ/JPMorgan Core Bond                         N/A     $ 2,047.00     $ 2,900.00     $ 4,899.00
EQ/JPMorgan Value Opportunities               N/A     $ 2,101.00     $ 2,988.00     $ 5,062.00
EQ/Legg Mason Value Equity                    N/A     $ 2,136.00     $ 3,045.00     $ 5,166.00
EQ/Long Term Bond                             N/A     $ 2,043.00     $ 2,895.00     $ 4,889.00
EQ/Lord Abbett Growth and Income              N/A     $ 2,149.00     $ 3,065.00     $ 5,203.00
EQ/Lord Abbett Large Cap Core                 N/A     $ 2,196.00     $ 3,142.00     $ 5,342.00
EQ/Lord Abbett Mid Cap Value                  N/A     $ 2,139.00     $ 3,050.00     $ 5,175.00
EQ/Marsico Focus                              N/A     $ 2,171.00     $ 3,101.00     $ 5,268.00
EQ/MFS Emerging Growth Companies+             N/A     $ 2,114.00     $ 3,009.00     $ 5,100.00
EQ/MFS Investors Trust+                       N/A     $ 2,101.00     $ 2,988.00     $ 5,062.00
EQ/Money Market                               N/A     $ 2,008.00     $ 2,837.00     $ 4,782.00
EQ/Montag & Caldwell Growth                   N/A     $ 2,149.00     $ 3,065.00     $ 5,203.00
EQ/Mutual Shares                              N/A     $ 2,304.00     $ 3,315.00     $ 5,650.00
EQ/Oppenheimer Global                         N/A     $ 2,572.00     $ 3,739.00     $ 6,379.00
EQ/Oppenheimer Main Street Opportunity        N/A     $ 2,625.00     $ 3,821.00     $ 6,515.00
EQ/Oppenheimer Main Street Small Cap          N/A     $ 2,609.00     $ 3,797.00     $ 6,476.00
EQ/PIMCO Real Return                          N/A     $ 2,091.00     $ 2,973.00     $ 5,033.00
EQ/Short Duration Bond                        N/A     $ 2,040.00     $ 2,890.00     $ 4,879.00
EQ/Small Cap Value+                           N/A     $ 2,139.00     $ 3,050.00     $ 5,175.00
EQ/Small Company Growth+                      N/A     $ 2,231.00     $ 3,198.00     $ 5,443.00
EQ/Small Company Index                        N/A     $ 1,992.00     $ 2,811.00     $ 4,733.00
EQ/TCW Equity++                               N/A     $ 2,165.00     $ 3,091.00     $ 5,250.00
EQ/Templeton Growth                           N/A     $ 2,364.00     $ 3,410.00     $ 5,817.00
EQ/UBS Growth and Income                      N/A     $ 2,152.00     $ 3,071.00     $ 5,213.00
EQ/Van Kampen Comstock                        N/A     $ 2,126.00     $ 3,029.00     $ 5,137.00
EQ/Van Kampen Emerging Markets Equity         N/A     $ 2,342.00     $ 3,375.00     $ 5,756.00
EQ/Van Kampen Mid Cap Growth                  N/A     $ 2,155.00     $ 3,076.00     $ 5,222.00
EQ/Wells Fargo Montgomery Small Cap++         N/A     $ 2,260.00     $ 3,244.00     $ 5,525.00
---------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
---------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++                N/A     $ 2,212.00     $ 3,168.00     $ 5,388.00
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                            If you do not surrender your contract at the end of the
                                                             applicable time period
------------------------------------------------------------------------------------------------------
 Portfolio Name                              1 year       3 years        5 years        10 years
------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
EQ/Evergreen Omega                          $ 468.00     $ 1,433.00     $ 2,440.00     $ 5,156.00
EQ/FI Mid Cap                               $ 464.00     $ 1,423.00     $ 2,424.00     $ 5,128.00
EQ/FI Mid Cap Value+                        $ 468.00     $ 1,433.00     $ 2,440.00     $ 5,156.00
EQ/Franklin Income                          $ 513.00     $ 1,566.00     $ 2,654.00     $ 5,543.00
EQ/Franklin Small Cap Value                 $ 690.00     $ 2,069.00     $ 3,445.00     $ 6,879.00
EQ/Franklin Templeton Founding Strategy**   $ 519.00     $ 1,582.00     $ 2,679.00     $ 5,588.00
EQ/GAMCO Mergers and Acquisitions           $ 508.00     $ 1,550.00     $ 2,629.00     $ 5,498.00
EQ/GAMCO Small Company Value                $ 474.00     $ 1,452.00     $ 2,471.00     $ 5,213.00
EQ/International Growth                     $ 505.00     $ 1,541.00     $ 2,614.00     $ 5,470.00
EQ/Janus Large Cap Growth++                 $ 488.00     $ 1,493.00     $ 2,537.00     $ 5,333.00
EQ/JPMorgan Core Bond                       $ 438.00     $ 1,347.00     $ 2,300.00     $ 4,899.00
EQ/JPMorgan Value Opportunities             $ 457.00     $ 1,401.00     $ 2,388.00     $ 5,062.00
EQ/Legg Mason Value Equity                  $ 469.00     $ 1,436.00     $ 2,445.00     $ 5,166.00
EQ/Long Term Bond                           $ 437.00     $ 1,343.00     $ 2,295.00     $ 4,889.00
EQ/Lord Abbett Growth and Income            $ 473.00     $ 1,449.00     $ 2,465.00     $ 5,203.00
EQ/Lord Abbett Large Cap Core               $ 489.00     $ 1,496.00     $ 2,542.00     $ 5,342.00
EQ/Lord Abbett Mid Cap Value                $ 470.00     $ 1,439.00     $ 2,450.00     $ 5,175.00
EQ/Marsico Focus                            $ 481.00     $ 1,471.00     $ 2,501.00     $ 5,268.00
EQ/MFS Emerging Growth Companies+           $ 461.00     $ 1,414.00     $ 2,409.00     $ 5,100.00
EQ/MFS Investors Trust+                     $ 457.00     $ 1,401.00     $ 2,388.00     $ 5,062.00
EQ/Money Market                             $ 425.00     $ 1,308.00     $ 2,237.00     $ 4,782.00
EQ/Montag & Caldwell Growth                 $ 473.00     $ 1,449.00     $ 2,465.00     $ 5,203.00
EQ/Mutual Shares                            $ 527.00     $ 1,604.00     $ 2,715.00     $ 5,650.00
EQ/Oppenheimer Global                       $ 620.00     $ 1,872.00     $ 3,139.00     $ 6,379.00
EQ/Oppenheimer Main Street Opportunity      $ 639.00     $ 1,925.00     $ 3,221.00     $ 6,515.00
EQ/Oppenheimer Main Street Small Cap        $ 634.00     $ 1,909.00     $ 3,197.00     $ 6,476.00
EQ/PIMCO Real Return                        $ 453.00     $ 1,391.00     $ 2,373.00     $ 5,033.00
EQ/Short Duration Bond                      $ 436.00     $ 1,340.00     $ 2,290.00     $ 4,879.00
EQ/Small Cap Value+                         $ 470.00     $ 1,439.00     $ 2,450.00     $ 5,175.00
EQ/Small Company Growth+                    $ 501.00     $ 1,531.00     $ 2,598.00     $ 5,443.00
EQ/Small Company Index                      $ 420.00     $ 1,292.00     $ 2,211.00     $ 4,733.00
EQ/TCW Equity++                             $ 478.00     $ 1,465.00     $ 2,491.00     $ 5,250.00
EQ/Templeton Growth                         $ 547.00     $ 1,664.00     $ 2,810.00     $ 5,817.00
EQ/UBS Growth and Income                    $ 474.00     $ 1,452.00     $ 2,471.00     $ 5,213.00
EQ/Van Kampen Comstock                      $ 465.00     $ 1,426.00     $ 2,429.00     $ 5,137.00
EQ/Van Kampen Emerging Markets Equity       $ 540.00     $ 1,642.00     $ 2,775.00     $ 5,756.00
EQ/Van Kampen Mid Cap Growth                $ 475.00     $ 1,455.00     $ 2,476.00     $ 5,222.00
EQ/Wells Fargo Montgomery Small Cap++       $ 511.00     $ 1,560.00     $ 2,644.00     $ 5,525.00
------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
------------------------------------------------------------------------------------------------------
U.S. Real Estate -- Class II++              $ 495.00     $ 1,512.00     $ 2,568.00     $ 5,388.00
------------------------------------------------------------------------------------------------------


                                                                    Fee table 17

* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Contract features and benefits" later in this Prospectus for the investment option's former name.



** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


For information on how your contract works under certain hypothetical circumstances, please see Appendix V at the end of this Prospectus.


18 Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this Prospectus for the unit values and the number of units outstanding as the end of the periods shown for each of the variable investment options available as of December 31, 2006.



                                                                    Fee table 19

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT
You may purchase a contract by making payments to us that we call "contributions." We require a minimum initial contribution of $10,000 for you to purchase a contract. You may make additional contributions of at least $500 each for NQ, QP and Rollover TSA contracts and $50 each for IRA contracts, subject to limitations noted below. The following table summarizes our rules regarding contributions to your contract. Both the owner and the annuitant named in the contract must meet the issue age requirements shown in the table, and contributions are based on the age of the older of the original owner and annuitant. Additional contributions may not be permitted in your state. Please see Appendix VII later in this Prospectus to see if additional contributions are permitted in your state.

We may refuse to accept any contribution if the sum of all contributions under all Accumulator(R) series contracts with the same owner or annuitant would then total more than $1,500,000. We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000. We may waive these contribution limitations based on certain criteria, including benefits that have been elected, issue age, the total amount of contributions, variable investment option allocations and selling broker-dealer compensation. We reserve the right to limit aggregate contributions made after the first contract year to 150% of first-year contributions. We may accept less than the minimum initial contribution under a contract if an aggregate amount of contracts purchased at the same time by an individual (including spouse) meets the minimum.

--------------------------------------------------------------------------------

The "owner" is the person who is the named owner in the contract and, if an individual, is the measuring life for determining contract benefits. The "annuitant" is the person who is the measuring life for determining the contract's maturity date. The annuitant is not necessarily the contract owner. Where the owner of a contract is non-natural, the annuitant is the measuring life for determining contract benefits.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 Available for
                 owner and
                 annuitant          Minimum
 Contract type   issue ages         contributions
--------------------------------------------------------------------------------
NQ               0 through 80       o $10,000 (initial)

                                    o $500 (additional)

                                    o $100 monthly and $300
                                      quarterly under our auto-
                                      matic investment program
                                      (additional)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                              Limitations on
 Contract type    Source of contributions     contributions+
--------------------------------------------------------------------------------
NQ               o After-tax money.           o No additional contributions
                                                after attainment of age 81
                 o Paid to us by check or       or, if later, the first contract
                   transfer of contract value   date anniversary.*
                   in a tax-deferred exchange
                   under Section 1035 of the
                   Internal Revenue Code.
--------------------------------------------------------------------------------



20 Contract features and benefits

--------------------------------------------------------------------------------
                 Available for
                 owner and
                 annuitant             Minimum
Contract type    issue ages            contributions
--------------------------------------------------------------------------------
Rollover IRA     20 through 80         o $10,000 (initial)

                                       o $50 (additional)



--------------------------------------------------------------------------------
                                                  Limitations on
Contract type     Source of contributions         contributions+
--------------------------------------------------------------------------------
Rollover IRA     o Eligible rollover distribu-   o No contributions after
                   tions from TSA contracts        attainment of age 81 or, if
                   or other 403(b) arrange-        later, the first contract
                   ments, qualified plans, and     date anniversary.*
                   governmental employer
                   457(b) plans.                 o Contributions after age
                                                   70-1/2 must be net of
                 o Rollovers from another          required minimum
                   traditional individual          distributions.
                   retirement arrangement.
                                                 o Although we accept regular
                 o Direct custodian-to-            IRA contributions (limited to
                   custodian transfers from        $4,000 for 2007 and
                   another traditional indi-       $5,000 for 2008) under
                   vidual retirement               Rollover IRA contracts, we
                   arrangement.                    intend that this contract be
                                                   used primarily for rollover
                 o Regular IRA contributions.      and direct transfer
                                                   contributions.
                 o Additional "catch-up"
                   contributions.               o Additional catch-up contri-
                                                  butions of up to $1,000 per
                                                  calendar year where the
                                                  owner is at least age 50 but
                                                  under age 70-1/2 at any time
                                                  during the calendar year for
                                                  which the contribution is
                                                  made.
--------------------------------------------------------------------------------


                                               Contract features and benefits 21

--------------------------------------------------------------------------------
                      Available for
                      owner and
                      annuitant                Minimum
 Contract type        issue ages               contributions
--------------------------------------------------------------------------------
Roth Conversion IRA   20 through 80            o $10,000 (initial)

                                               o $50 (additional)
--------------------------------------------------------------------------------
Rollover TSA          20 through 80            o $10,000 (initial)

                                               o $500 (additional)
--------------------------------------------------------------------------------
                                                     Limitations on
 Contract type         Source of contributions       contributions+
--------------------------------------------------------------------------------
Roth Conversion IRA   o Rollovers from another       o No additional rollover or
                        Roth IRA.                      direct transfer contribu-
                                                       tions after attainment of
                      o Rollovers from a "desig-       age 81 or, if later, the
                        nated Roth contribution        first contract date
                        account" under a 401(k)        anniversary.*
                        plan or 403(b) arrange-
                        ment.                        o Conversion rollovers
                                                       after age 70-1/2 must be
                      o Conversion rollovers from      net of required minimum
                        a traditional IRA.             distributions for the
                                                       traditional IRA you are
                      o Direct transfers from          rolling over.
                        another Roth IRA.
                                                     o You cannot roll over
                      o Regular Roth IRA contribu-     funds from a traditional
                        tions.                         IRA if your adjusted
                                                       gross income is $100,000
                      o Additional catch-up contri-    or more.
                        butions.
                                                     o Although we accept
                                                       regular Roth IRA
                                                       contributions (limited to
                                                       $4,000 for 2007 and
                                                       $5,000 for 2008) under
                                                       the Roth IRA contracts,
                                                       we intend that this
                                                       contract be used
                                                       primarily for rollover
                                                       and direct transfer
                                                       contributions.

                                                     o Additional catch-up
                                                       contributions of up to
                                                       $1,000 per calendar year
                                                       where the owner is at
                                                       least age 50 at any time
                                                       during the calendar year
                                                       for which the
                                                       contribution is made.
-------------------------------------------------------------------------------
Rollover TSA          o Direct transfers of pre-tax  o Additional rollover or
                        funds from another             direct transfer
                        contract or arrangement        contributions may be
                        made up to attainment          of age 81 or, if later,
                        under Section 403(b) of        the first contract date
                        the Internal Revenue           anniversary.*
                        Code, complying with IRS
                        Revenue Ruling 90-24.        o Rollover or direct
                                                       transfer contributions
                      o Eligible rollover distribu-    after age 70-1/2
                        tions of pre-tax funds from    must be net of any
                        other 403(b) plans. Subse-     required minimum
                        quent contributions may        distributions.
                        also be rollovers from
                        qualified plans, govern-     o We do not accept
                        mental employer 457(b)         employer-remitted
                        plans and traditional IRAs.    contributions.
--------------------------------------------------------------------------------


22 Contract features and benefits

--------------------------------------------------------------------------------
                 Available for
                 owner and
                 annuitant             Minimum
 Contract type   issue ages            contributions
--------------------------------------------------------------------------------
QP               20 through 70         o $10,000 (initial)

                                       o $500 (additional)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Limitations on
 Contract type    Source of contributions        contributions+
--------------------------------------------------------------------------------
QP               o Only transfer contributions   o A separate QP contract must
                   from other investments          be established for each plan
                   within an existing defined      participant.
                   contribution qualified plan
                   trust.                        o We do not accept regular
                                                   ongoing payroll contribu-
                 o The plan must be qualified      tions or contributions
                   under Section 401(a) of         directly from the employer.
                   the Internal Revenue
                   Code.                         o Only one additional transfer
                                                   contribution may be made
                 o For 401(k) plans, trans-        during a contract year.
                   ferred contributions may
                   not include any after-tax     o No additional transfer con-
                   contributions, including        tributions after
                   designated Roth contribu-       participant's attainment of
                   tions.                          age 71 or, if later, the
                                                   first contract date
                                                   anniversary.

                                                 o Contributions after age
                                                   70-1/2 must be net of any
                                                   required minimum
                                                   distributions.

                                                 o We do not accept contribu-
                                                   tions from defined benefit
                                                   plans.

See Appendix II at the end of this Prospectus for a discussion of purchase considerations of QP contracts.
--------------------------------------------------------------------------------



+ Additional contributions may not be permitted under certain conditions in your state. Please see Appendix VII later in the Prospectus to see if additional contributions are permit ted in your state. If you are participating in a Principal guarantee benefit, contributions will only be permitted for the first six months after the contract is issued and no further contributions will be permitted for the life of the contract. For the Guaranteed withdrawal benefit for life option, additional contributions are not permitted after the later of: (i) the end of the first contract year, and (ii) the date you make your first withdrawal.

* Please see Appendix VII later in this Prospectus for state variations.

See "Tax information" later in this Prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. For information on when contributions are credited under your contract see "Dates and prices at which contract events occur" in "More information" later in this Prospectus.


                                               Contract features and benefits 23

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different from the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner. In general we will not permit a contract to be owned by a minor unless it is pursuant to the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act in your state. For the Spousal continuation feature to apply, the spouses must either be joint owners, or, for Single life contracts, the surviving spouse must be the sole primary beneficiary. This contract is not available for purchase by Charitable Remainder Trusts.

Under all IRA and Rollover TSA contracts, the owner and annuitant must be the same person. In some cases, an IRA contract may be held in a custodial individual retirement account for the benefit of the individual annuitant. This option may not be available under your contract.


Under QP contracts, the owner must be the trustee of the qualified plan and the annuitant must be the plan participant/employee. See Appendix II at the end of this Prospectus for more information on QP contracts.


Certain benefits under your contract, as described later in this Prospectus, are based on the age of the owner. If the owner of the contract is not a natural person, these benefits will be based on the age of the annuitant. We do not permit joint annuitants unless you elect the Guaranteed withdrawal benefit for life on a Joint life basis and the contract is owned by a non-natural owner. Under QP contracts, all benefits are based on the age of the annuitant.


HOW YOU CAN MAKE YOUR CONTRIBUTIONS

Except as noted below, contributions must be by check drawn on a U.S. bank, in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a Section 1035 tax-free exchange or a direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

For your convenience, we will accept initial and additional contributions by wire transmittal from certain broker-dealers who have agreements with us for this purpose. Additional contributions may also be made under our automatic investment program. These methods of payment, including circumstances under which such contributions are considered received by us when your order is taken by such broker-dealer, are discussed in detail in "More information" later in this Prospectus.

--------------------------------------------------------------------------------
The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year."
The end of each 12-month period is your "contract date anniversary." For example, if your contract date is May 1, your contract date anniversary is
April 30.
--------------------------------------------------------------------------------
Your initial contribution must generally be accompanied by an application and any other form we need to process the payments. If any information is missing or unclear, we will hold the contribution, whether received via check or wire, in a non-interest bearing suspense account while we try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

--------------------------------------------------------------------------------
Our "business day" is generally any day the New York Stock Exchange is open for trading and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------
WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


You can choose from among the variable investment options, the guaranteed interest option and the fixed maturity options. If you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option and the following variable investment options: the AXA Allocation portfolios and the EQ/Franklin Templeton Founding Strategy portfolio ("permitted variable investment options").

If you elect the 125% Principal guarantee benefit, your investment options will be limited to the guaranteed interest option and the AXA Moderate Allocation portfolio.


VARIABLE INVESTMENT OPTIONS


Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives and their advisers.


24  Contract features and benefits

PORTFOLIOS OF THE TRUSTS

You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as the Accumulator(R) Plus(SM) contract. These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors may include fees and expenses; the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Allocating your contributions" in "Contract features and benefits" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.



---------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)              Objective
---------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
---------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
---------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
---------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
---------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY(1)
---------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital
                              appreciation, consistent with a prudent level of risk.
---------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.
---------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current
                              income and capital appreciation.
---------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.
 EQUITY(5)
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
---------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
---------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
---------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
---------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
---------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
---------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY(1)
---------------------------------------------------------------------------------------
                              o ClearBridge Advisors, LLC

                              o Legg Mason Capital Management, Inc.

                              o Marsico Capital Management, LLC
---------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     o BlackRock Financial Management, Inc.

                              o Pacific Investment Management Company
                                LLC
---------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   o A I M Capital Management, Inc.

                              o RCM Capital Management LLC

                              o Wellington Management Company, LLP
---------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    o Pacific Investment Management Company
                                LLC

                              o Post Advisory Group, LLC
---------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    o AllianceBernstein L.P.
 EQUITY(5)
                              o JPMorgan Investment Management Inc.

                              o Marsico Capital Management, LLC
---------------------------------------------------------------------------------------


                                               Contract features and benefits 25

---------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)               Objective
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.
 CORE EQUITY(6)
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.
 GROWTH(7)
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.
 VALUE(8)
---------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.
 GROWTH(9)
---------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.
 VALUE(10)
---------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)    Long-term growth of capital.
---------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)              Objective
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.
 MON STOCK
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH    Seeks to provide a high total return.
 AND INCOME++
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.
 NATIONAL
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.
 CAP GROWTH
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with
 BOND                          moderate risk to capital.
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.
 CAP GROWTH
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks capital appreciation.
---------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         Seeks to increase value through bull markets and bear
 LONG/SHORT EQUITY             markets using strategies that are designed to limit expo-
                               sure to general equity market risk.
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
AXA Premier VIP Trust          Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              applicable)
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         o AllianceBernstein L.P.
 CORE EQUITY(6)
                               o Janus Capital Management LLC

                               o Thornburg Investment Management, Inc.
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         o RCM Capital Management LLC
 GROWTH(7)
                               o TCW Investment Management Company

                               o T. Rowe Price Associates, Inc.
---------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         o AllianceBernstein L.P.
 VALUE(8)
                               o Institutional Capital LLC

                               o MFS Investment Management
---------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           o AllianceBernstein L.P.
 GROWTH(9)
                               o Franklin Advisers, Inc.

                               o Provident Investment Counsel, Inc.
---------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           o AXA Rosenberg Investment Management LLC
 VALUE(10)
                               o TCW Investment Management Company

                               o Wellington Management Company, LLP
---------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)    o Firsthand Capital Management, Inc.

                               o RCM Capital Management LLC

                               o Wellington Management Company, LLP
---------------------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              applicable)
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      o AllianceBernstein L.P.
 MON STOCK
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH    o AllianceBernstein L.P.
 AND INCOME++
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    o AllianceBernstein L.P.
 MEDIATE GOVERNMENT
 SECURITIES
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    o AllianceBernstein L.P.
 NATIONAL
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     o AllianceBernstein L.P.
 CAP GROWTH
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   o AllianceBernstein L.P.
 BOND
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     o AllianceBernstein L.P.
 CAP GROWTH
---------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     o AllianceBernstein L.P.
---------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       o Ariel Capital Management, LLC
---------------------------------------------------------------------------------------
EQ/AXA ROSENBERG VALUE         o AXA Rosenberg Investment Management LLC
 LONG/SHORT EQUITY
---------------------------------------------------------------------------------------



26 Contract features and benefits

---------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)             Objective
---------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      Seeks capital appreciation and secondarily, income.
 EQUITY(12)
---------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of
 VALUE(13)                    income, accompanied by growth of capital.
---------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks a combination of growth and income to achieve an
 INCOME                       above-average and consistent total return.
---------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks long-term capital appreciation.
 RESPONSIBLE
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks long-term growth of capital.
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           To achieve long-term growth of capital.
 INTERNATIONAL+
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.
 RESEARCH
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      Seeks to achieve long-term growth of capital.
 EQUITY++
---------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.
 YIELD BOND
---------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks long-term growth of capital.
---------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks a total return before expenses that approximates
                              the total return performance of the S&P 500 Index,
                              including reinvestment of dividends, at a risk level
                              consistent with that of the S&P 500 Index.
---------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks capital growth and current income.
 BOND
---------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks long-term capital growth.
---------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks long-term growth of capital.
---------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+          Seeks long-term capital appreciation.
---------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects
                              for capital appreciation.
---------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks long-term total return.
---------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY(**)        income.
---------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.
 ACQUISITIONS
---------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.
 VALUE
---------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.
---------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++   Seeks long-term growth of capital.
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
EQ Advisors Trust             Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
---------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE      o BlackRock Investment Management, LLC
 EQUITY(12)
---------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    o BlackRock Investment Management International
 VALUE(13)                      Limited
---------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     o Boston Advisors, LLC
 INCOME
---------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                  o Bridgeway Capital Management, Inc.
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    o Capital Guardian Trust Company
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           o Capital Guardian Trust Company
 INTERNATIONAL+
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           o Capital Guardian Trust Company
 RESEARCH
---------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      o Capital Guardian Trust Company
 EQUITY++
---------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        o Caywood-Scholl Capital Management
 YIELD BOND
---------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     o Davis Selected Advisers, L.P.
---------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           o AllianceBernstein L.P.
---------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    o Evergreen Investment Management
 BOND                           Company, LLC
                              o First International Fund Advisors (dba
                                "Evergreen International")
---------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            o Evergreen Investment Management
                                Company, LLC
---------------------------------------------------------------------------------------
EQ/FI MID CAP                 o Fidelity Management & Research Company
---------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+          o Fidelity Management & Research Company
---------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            o Franklin Advisers, Inc.
---------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   o Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         o AXA Equitable
 FOUNDING STRATEGY(**)
---------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          o GAMCO Asset Management Inc.
 ACQUISITIONS
---------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        o GAMCO Asset Management Inc.
 VALUE
---------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       o MFS Investment Management.
---------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++   o Janus Capital Management LLC
---------------------------------------------------------------------------------------


                                               Contract features and benefits 27

---------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)               Objective
---------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-
                               erate risk to capital and maintenance of liquidity.
---------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.
 OPPORTUNITIES
---------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.
---------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
---------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without
 INCOME                        excessive fluctuation in market value.
---------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-
 CORE                          able risk.
---------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.
---------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.
---------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.
 COMPANIES+
---------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+        Seeks long-term growth of capital with a secondary
                               objective to seek reasonable current income. For purposes
                               of this Portfolio, the words "reasonable current income"
                               mean moderate income.
---------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
---------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
---------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks capital appreciation, which may occasionally be
                               short-term, and secondarily, income.
---------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks capital appreciation.
---------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks long-term capital appreciation.
 OPPORTUNITY
---------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks capital appreciation.
 SMALL CAP
---------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation
                               of real capital and prudent investment management.
---------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of principal.
---------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+            Seeks capital appreciation.
---------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       Seeks to achieve capital appreciation.
---------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the
                               deduction of portfolio expenses) the total return of the
                               Russell 2000 Index.
---------------------------------------------------------------------------------------
EQ/TCW EQUITY++                Seeks to achieve long-term capital appreciation.
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              applicable)
---------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o JPMorgan Investment Management Inc.
---------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
---------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     o Legg Mason Capital Management, Inc.
---------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.
---------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
---------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       o Lord, Abbett & Co. LLC
 CORE
---------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
---------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               o Marsico Capital Management, LLC
---------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         o MFS Investment Management
 COMPANIES+
---------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+        o MFS Investment Management
---------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
---------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
---------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               o Franklin Mutual Advisers, LLC
---------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          o OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     o OppenheimerFunds, Inc.
 OPPORTUNITY
---------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     o OppenheimerFunds, Inc.
 SMALL CAP
---------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           o Pacific Investment Management Company,
                                 LLC
---------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         o BlackRock Financial Management, Inc.
---------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+            o Lazard Asset Management LLC

                               o Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       o Bear Stearns Asset Management Inc.

                               o Eagle Asset Management, Inc.

                               o Wells Capital Management, Inc.
---------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         o AllianceBernstein L.P.
---------------------------------------------------------------------------------------
EQ/TCW EQUITY++                o TCW Investment Management Company
---------------------------------------------------------------------------------------



28 Contract features and benefits

---------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)                 Objective
---------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH              Seeks long-term capital growth.
---------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         Seeks to achieve total return through capital appreciation with income as a secondary consideration.
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           Capital growth and income.
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING           Seeks long-term capital appreciation.
 MARKETS EQUITY
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            Capital growth.
 GROWTH
---------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY        Seeks long-term capital appreciation.
 SMALL CAP++
---------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                   Objective
---------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II++   Seeks to provide above average current income and long-
                                 term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry,
                                 including real estate investment trusts.
---------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
EQ Advisors Trust                Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)                applicable)
---------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH              o Templeton Global Advisors Limited
---------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME         o UBS Global Asset Management
                                   (Americas) Inc.
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK           o Morgan Stanley Investment
                                   Management Inc.
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING           o Morgan Stanley Investment
 MARKETS EQUITY                    Management Inc.
---------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP            o Morgan Stanley Investment
 GROWTH                            Management Inc.
---------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY        o Wells Capital Management Inc.
 SMALL CAP++
---------------------------------------------------------------------------------------
The Universal Institutional
Funds, Inc.
Portfolio Name                    Investment Manager
---------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II++   o Van Kampen (is the name under which Mor-
                                   gan Stanley Investment Management Inc.
                                   does business in certain situations)
---------------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.




--------------------------------------------------------------------------------
FN        Portfolio Name until May 29, 2007
--------------------------------------------------------------------------------
(1)       AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------
(2)       AXA Premier VIP Core Bond
--------------------------------------------------------------------------------
(3)       AXA Premier VIP Health Care
--------------------------------------------------------------------------------
(4)       AXA Premier VIP High Yield
--------------------------------------------------------------------------------
(5)       AXA Premier VIP International Equity
--------------------------------------------------------------------------------
(6)       AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------
(7)       AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------
(8)       AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------
(9)       AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------
(10)      AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------
(11)      AXA Premier VIP Technology
--------------------------------------------------------------------------------
(12)      EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------
(13)      EQ/Mercury International Value
--------------------------------------------------------------------------------



** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned substitution or merger of this Portfolio.


You should consider the investment objective, risks, and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Portfolios contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-789-7771.


                                               Contract features and benefits 29

GUARANTEED INTEREST OPTION

The guaranteed interest option is part of our general account and pays interest at guaranteed rates. We discuss our general account under "More information" later in this Prospectus.

We assign an interest rate to each amount allocated to the guaranteed interest option. This rate is guaranteed for a specified period. Therefore, different interest rates may apply to different amounts in the guaranteed interest option.

We credit interest daily to amounts in the guaranteed interest option. There are three levels of interest in effect at the same time in the guaranteed interest option:

(1) the minimum interest rate guaranteed over the life of the contract,

(2) the yearly guaranteed interest rate for the calendar year, and

(3) the current interest rate.

We set current interest rates periodically, according to our procedures that we have in effect at the time. We reserve the right to change these procedures. All interest rates are effective annual rates, but before deduction of annual administrative charges, any withdrawal charges and any optional benefit charges. See Appendix VII later in this Prospectus for state variations.


Depending on the state where your contract is issued, your lifetime minimum ranges from 1.00% to 3.00%. The data page for your contract shows the lifetime minimum rate. Check with your financial professional as to which rate applies in your state. The minimum yearly rate will never be less than the lifetime minimum rate. The minimum yearly rate for 2007 is 3.00%. Current interest rates will never be less than the yearly guaranteed interest rate.


Generally, contributions and transfers into and out of the guaranteed interest option are limited. See "Transferring your money among the investment options" later in this Prospectus for restrictions on transfers from the guaranteed interest option.

FIXED MATURITY OPTIONS

We offer fixed maturity options with maturity dates ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that, at any given time, we may not offer fixed maturity options with all ten possible maturity dates. You can allocate your contributions to one or more of these fixed maturity options, however, you may not have more than 12 different maturities running during any contract year. This limit includes any maturities that have had any allocation or transfers, even if the entire amount is withdrawn or transferred during the contract year. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in all states. Check with your financial professional or see Appendix VII later in this Prospectus to see if fixed maturity options are available in your state.
--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------
On the maturity date of a fixed maturity option your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution, to the date of the calculation. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amounts will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."

FIXED MATURITY OPTIONS AND MATURITY DATES. We offer fixed maturity options with maturity dates ranging from one to ten years. Not all of these fixed maturity options will be available for owner and annuitant ages 76 and older. See "Allocating your contributions" below.


Each new contribution is applied to a new fixed maturity option. When you apply for an Accumulator(R) Plus(SM) contract, a 60-day rate lock-in will apply from the date the application is signed. Any contributions received and designated for a fixed maturity option during this period will receive the then current fixed maturity option rate or the rate that was in effect on the date that the application was signed, whichever is greater. There is no rate lock available for subsequent contributions to the contract after 60 days, transfers from any of the variable investment options or the guaranteed interest option into a fixed maturity option or transfers from one fixed maturity option to another.


YOUR CHOICES AT THE MATURITY DATE. We will notify you between 15 and 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the restrictive conditions listed in "Allocating your contributions," below would apply:

(a) transfer the maturity value into another available fixed maturity option, any of the variable investment options or the guaranteed interest option; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the shortest available maturity option beginning on that date. As of February 15, 2007, the next available maturity date was February 15, 2008. If no fixed maturity options are available, we will transfer your maturity value to the EQ/Money Market option.


MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender of your contract, or when we make deductions for charges) from a fixed maturity option before it matures we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. A market value adjustment will also apply if amounts in a fixed maturity option are used to purchase any annuity payment option prior to the maturity date and may apply on payment of a death benefit. The market value adjustment, positive or negative, resulting from a withdrawal or transfer (including a deduction for charges) of a portion of the amount in the fixed maturity option will be a percentage of the market value adjustment that would apply if you were to withdraw the entire amount in that fixed maturity option. The market value adjustment applies to the amount remaining in a fixed maturity option and does not reduce the actual amount of a withdrawal. The amount applied to an annuity payout option will reflect the application of any applicable


30  Contract features and benefits
market value adjustment (either positive or negative). We only apply a positive market value adjustment to the amount in the fixed maturity option when calculating any death benefit proceeds under your contract. The amount of the adjustment will depend on two factors:

(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate we have in effect at that time for new fixed maturity options (adjusted to reflect a similar maturity date), and

(b)  the length of time remaining until the maturity date.

If fixed maturity option interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if fixed maturity option interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this Prospectus. Appendix III at the end of this Prospectus provides an example of how the market value adjustment is calculated.


ALLOCATING YOUR CONTRIBUTIONS

You may choose between self-directed and dollar cost averaging to allocate your contributions under your contract. Subsequent contributions are allocated according to instructions on file unless you provide new instructions.


The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.



SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all, of the variable investment options, guaranteed interest option (subject to restrictions in certain states - see Appendix VII later in this Prospectus for state variations) and fixed maturity options. Allocations must be in whole percentages and you may change your allocations at any time. No more than 25% of any contribution may be allocated to the guaranteed interest option. The total of your allocations into all available investment options must equal 100%. If an owner or an annuitant is age 76-80, you may allocate contributions to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you may allocate contributions to fixed maturity options with maturities of five years or less. Also you may not allocate amounts to fixed maturity options with maturity dates that are later than the date annuity payments are to begin.


DOLLAR COST AVERAGING


We offer a variety of dollar cost averaging programs. You may only participate in one program at a time. Each program allows you to gradually allocate amounts to available investment options by periodically transferring approximately the same dollar amount to the investment options you select. Regular allocations to the variable investment options will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses. You may not make transfers to the fixed maturity options or guaranteed interest option.


--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
GENERAL DOLLAR COST AVERAGING PROGRAM. If your value in the EQ/Money Market option is at least $5,000, you may choose, at any time, to have a specified dollar amount or percentage of your value transferred from that option to the other variable investment options. You can select to have transfers made on a monthly, quarterly or annual basis. The transfer date will be the same calendar day of the month as the contract date, but not later than the 28th day of the month. You can also specify the number of transfers or instruct us to continue making the transfers until all amounts in the EQ/Money Market option have been transferred out. The minimum amount that we will transfer each time is $250.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. The dollar cost averaging program will then end. You may change the transfer amount once each contract year or cancel this program at any time.

If you are participating in a Principal guarantee benefit, the general dollar cost averaging program is not available.

If you elect the Guaranteed withdrawal benefit for life, general dollar cost averaging is not available.


INVESTMENT SIMPLIFIER

FIXED-DOLLAR OPTION. Under this option, you may elect to have a fixed-dollar amount transferred out of the guaranteed interest option and into the variable investment options of your choice. Only the AXA Allocation portfolios are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. Transfers may be made on a monthly, quarterly or annual basis. You can specify the number of transfers or instruct us to continue to make transfers until all available amounts in the guaranteed interest option have been transferred out.


                                              Contract features and benefits  31

In order to elect the fixed-dollar option, you must have a minimum of $5,000 in the guaranteed interest option on the date we receive your election form at our processing office. The transfer date will be the same calendar day of the month as the contract date but not later than the 28th day of the month. The minimum transfer amount is $50. The fixed-dollar option is subject to the guaranteed interest option transfer limitations described under "Transferring your account value" in "Transferring your money among investment options" later in this Prospectus. While the program is running, any transfer that exceeds those limitations will cause the program to end for that contract year. You will be notified. You must send in a request form to resume the program in the next or subsequent contract years.

If, on any transfer date, your value in the guaranteed interest option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred, and the program will end. You may change the transfer amount once each contract year or cancel this program at any time.

INTEREST SWEEP OPTION. Under this option, you may elect to have monthly transfers from amounts in the guaranteed interest option into the variable investment options of your choice. Only the AXA Allocation portfolios are available if you elect the Guaranteed withdrawal benefit for life or the 100% Principal guarantee benefit. Only the AXA Moderate Allocation portfolio is available if you elect the 125% Principal guarantee benefit. The transfer date will be the last business day of the month. The amount we will transfer will be the interest credited to amounts you have in the guaranteed interest option from the last business day of the prior month to the last business day of the current month. You must have at least $7,500 in the guaranteed interest option on the date we receive your election. We will automatically cancel the interest sweep program if the amount in the guaranteed interest option is less than $7,500 on the last day of the month for two months in a row. For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.
                      ----------------------------------

You may not participate in any dollar cost averaging program if you are participating in the Option II rebalancing program. Under the Option I rebalancing program you may participate in any of the dollar cost averaging programs except general dollar cost averaging. You may only participate in one dollar cost averaging program at a time. See "Transferring your money among investment options" later in this Prospectus. Also, for information on how the dollar cost averaging program you select may affect certain guaranteed benefits see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" immediately below.

We do not deduct a transfer charge for any transfer made in connection with our dollar cost averaging and Investment Simplifier programs. Not all dollar cost averaging programs are available in all states. See Appendix VII later in this Prospectus for more information on state availability.



CREDITS
A credit will also be allocated to your account value at the same time that we allocate your contribution. Credits are allocated to the same investment options based on the same percentages used to allocate your contributions. The credit amounts attributable to your contributions are not included for purposes of calculating any of the guaranteed benefits.
The amount of the credit will be 4%, 4.5% or 5% of each contribution based on the following breakpoints and rules:



--------------------------------------------------------------------------------
                                         Credit percentage
   First year total contributions         applied to
            Breakpoints                 contributions
--------------------------------------------------------------------------------
Less than $500,000                             4%
--------------------------------------------------------------------------------
$500,000-$999,999.99                         4.5%
--------------------------------------------------------------------------------
$1 million or more                             5%
--------------------------------------------------------------------------------



The percentage of the credit is based on your total first year contributions. If you purchase a Principal guarantee benefit, you may not make additional contributions after the first six months. This credit percentage will be credited to your initial contribution and each additional contribution made in the first contract year (after adjustment as described below), as well as those in the second and later contract years. The credit will apply to additional contributions only to the extent that the sum of that contribution and prior contributions to which no credit was applied exceeds the total withdrawals made from the contract since the issue date.


Although the credit, as adjusted at the end of the first contract year, will be based upon first year total contributions, the following rules affect the percentage with which contributions made in the first contract year are credited during the first contract year:

o Indication of intent: If you indicate in the application at the time you purchase your contract an intention to make additional contributions to meet one of the breakpoints (the "Expected First Year Contribution Amount") and your initial contribution is at least 50% of the Expected First Year Contribution Amount, your credit percentage will be as follows:


o For any contributions resulting in total contributions to date less than or equal to your Expected First Year Contribution Amount, the credit percentage will be the percentage that applies to the Expected First Year Contribution Amount based on the table above.

o For any subsequent contribution that results in your total contri butions to date exceeding your Expected First Year Contribution Amount, such that the credit percentage should have been higher, we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

o If at the end of the first contract year your total contributions were lower than your Expected First Year Contribution Amount such that the credit applied should have been lower, we will recover any Excess Credit. The Excess Credit is equal to the difference between the credit that was actually applied based on your Expected First Year Contribution Amount (as applicable) and the credit that should have been applied based on first year total contributions.


32  Contract features and benefits

   o The "Indication of intent" approach to first year contributions is o not available in all states. Please see Appendix VII later in this Prospectus for information on state availability.

o  No indication of intent:

   o For your initial contribution (if available in your state) we will apply the credit percentage based upon the above table.

   o For any subsequent contribution that results in a higher appli cable credit percentage (based on total contributions to date), we will increase the credit percentage applied to that contribution, as well as any prior or subsequent contributions made in the first contract year, accordingly.

In addition to the recovery of any Excess Credit, we will recover all of the credit or a portion of the credit in the following situations:

o If you exercise your right to cancel the contract, we will recover the entire credit made to your contract (see "Your right to cancel within a certain number of days" later in this Prospectus)(1)

o If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.


o If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution to which a credit was applied, we will recover the amount of such Credit. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.

We will recover any credit on a pro rata basis from the value in your variable investment options and guaranteed interest option. If there is insufficient value or no value in the variable investment options and guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in order of the earliest maturing date(s). A market value adjustment may apply to withdrawals from the fixed maturity options.


We do not consider credits to be contributions for purposes of any discussion in this Prospectus. Credits are also not considered to be part of your investment in the contract for tax purposes.

We use a portion of the mortality and expense risks charge and withdrawal charge to help recover our cost of providing the credit. See "Charges and expenses" later in this Prospectus. The charge associated with the credit may, over time, exceed the sum of the credit and any related earnings. You should consider this possibility before purchasing the contract.


GUARANTEED MINIMUM DEATH BENEFIT AND GUARANTEED MINIMUM INCOME BENEFIT BASE

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.

----------------------


(1) The amount we return to you upon exercise of this right to cancel will not include any credit or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your contributions, any investment gain or loss in the variable investment options associated with your contributions and with the full amount of the credit.

The Guaranteed minimum death benefit base and Guaranteed minimum income benefit base (hereinafter, in this section called your "benefit base") are used to calculate the Guaranteed minimum income benefit and the death benefits, as described in this section. The benefit base for the Guaranteed minimum income benefit and any enhanced death benefit will be calculated as described below in this section whether these options are elected individually or in combination. Your benefit base is not an account value or a cash value. See also "Guaranteed minimum income benefit option" and "Guaranteed minimum death benefit" below.

STANDARD DEATH BENEFIT. Your benefit base is equal to:

o your initial contribution and any additional contributions to the contract;
  less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


6% ROLL-UP TO AGE 85 (USED FOR THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to:


o your initial contribution and any additional contributions to the contract;
  plus

o daily roll-up; less


o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.


The effective annual roll-up rate credited to this benefit base is:

o 6% with respect to the variable investment options (other than EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond) the effective annual rate may be 4% in some states. Please see Appendix VII later in this Prospectus to see what applies in your state; and

o 3% with respect to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market and EQ/Short Duration Bond, the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).


The benefit base stops rolling up after the contract date anniversary following the owner's (or older joint owner's, if applicable) 85th birth-



                                              Contract features and benefits  33
day. For contracts with non-natural owners, the benefit base stops rolling up after the contract date anniversary following the annuitant's 85th birthday.

ANNUAL RATCHET TO AGE 85 (USED FOR THE ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND FOR THE GUARANTEED MINIMUM INCOME BENEFIT). Your benefit base is equal to the greater of either:


o your initial contribution to the contract and any additional contributions,

                                      or

o your highest account value on any contract date anniversary up to the contract date anniversary following the annuitant's 85th birthday, plus any contributions made since the most recent Annual Ratchet, less

o a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of the deduction is described under "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" later in this Prospectus. The amount of any withdrawal charge is described under "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

For contracts with non-natural owners, the last contract date anniversary a ratchet could occur is based on the annuitant's age.

GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85 ENHANCED DEATH BENEFIT AND THE GUARANTEED MINIMUM INCOME BENEFIT. Your benefit base is equal to the greater of the benefit base computed for the 6% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary. For the Guaranteed minimum income benefit, the benefit base is reduced by any applicable withdrawal charge remaining when the option is exercised. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.

In Washington a different roll-up rate applies to the Greater of 6% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. See Appendix VII later in this Prospectus.

GUARANTEED MINIMUM DEATH BENEFIT/GUARANTEED MINIMUM INCOME BENEFIT ROLL-UP BENEFIT BASE RESET. If both the Guaranteed minimum income benefit AND the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit (the "Greater of enhanced death benefit") are elected, you may reset the Roll-Up benefit base for these guaranteed benefits to equal the account value on any contract date anniversary until age 75. The reset amount would equal the account value as of the contract date anniversary on which you reset your Roll-Up benefit base. The 6% Roll-Up continues to age 85 on any reset benefit base.


We will send you a notice in each year that the Roll-Up benefit base is eligible to be reset, and you will have 30 days from your contract date anniversary to reset your Roll-Up benefit base. Each time you reset the Roll-Up benefit base, your Roll-Up benefit base will not be eligible for another reset until the next contract date anniversary. If after your death your spouse continues this contract, the benefit base will be eligible to be reset on each contract date anniversary, if applicable. The last age at which the benefit base is eligible to be reset is owner (or older joint owner, if applicable) age
75. For contracts with non-natural owners, reset eligibility is based on the annuitant's age.


It is important to note that once you have reset your Roll-Up benefit base, a new waiting period to exercise the Guaranteed minimum income benefit will apply from the date of the reset: you may not exercise until the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. See "Exercise rules" under "Guaranteed minimum income benefit option" below for more information. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the exercise waiting period. Also, even when there is no additional charge when you reset your Roll-Up benefit base, the total dollar amount charged on future contract date anniversaries may increase as a result of the reset since the charges may be applied to a higher benefit base than would have been otherwise applied. See "Charges and expenses" in the Prospectus.

If you are a traditional IRA, TSA or QP contract owner, before you reset your Roll-Up benefit base, please consider the effect of the 10-year exercise waiting period on your requirement to take lifetime required minimum distributions with respect to this contract. If you must begin taking lifetime required minimum distributions during the 10-year waiting period, you may want to consider taking the annual lifetime required minimum distribution calculated for this contract from another traditional IRA, TSA or QP contract that you maintain. If you withdraw the lifetime required minimum distribution from this contract, and the required minimum distribution is more than 6% of the reset benefit base, the withdrawal would cause a pro-rata reduction in the benefit base. Alternatively, resetting the benefit base to a larger amount would make it less likely that the required minimum distributions would exceed the 6% threshold. See "Lifetime required minimum distribution withdrawals" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" in "Accessing your money." Also, see "Required minimum distributions" under "Individual retirement arrangements (IRAs)" and "Tax-sheltered annuity contracts (TSAs)" in "Tax information" and Appendix II -- "Purchase considerations for QP Contracts," later in this Prospectus.

The Roll-Up benefit base for both the "Greater of" enhanced death benefit and the Guaranteed minimum income benefit are reset simultaneously when you request a Roll-Up benefit base reset. You cannot elect a Roll-Up benefit base reset for one benefit and not the other.


ANNUITY PURCHASE FACTORS

Annuity purchase factors are the factors applied to determine your periodic payments under the Guaranteed minimum income benefit and annuity payout options. The Guaranteed minimum income benefit is discussed under "Guaranteed minimum income benefit option" below and annuity payout options are discussed under "Your annuity payout options" in "Accessing your money" later in this Prospectus. Annuity purchase factors are based on interest rates, mortality tables, frequency of payments, the form of annuity benefit, and the owner's


34  Contract features and benefits

(and any joint owner's) age and sex in certain instances. We may provide more favorable current annuity purchase factors for the annuity payout options but we will always use the guaranteed purchase factors to determine your periodic payments under the Guaranteed minimum income benefit.


GUARANTEED MINIMUM INCOME BENEFIT OPTION


The Guaranteed minimum income benefit is available if the owner is age 20 through 75 at the time the contract is issued. If the contract is jointly owned, the Guaranteed minimum income benefit will be calculated on the basis of the older owner's age. There is an additional charge for the Guaranteed minimum income benefit which is described under "Guaranteed minimum income benefit charge" in "Charges and expenses" later in this Prospectus. Once you purchase the Guaranteed minimum income benefit, you may not voluntarily terminate this benefit.


This feature is not available if you elect a Principal guarantee benefit or the Guaranteed withdrawal benefit for life. If the owner was older than age 60 at the time an IRA, QP or Rollover TSA contract was issued, the Guaranteed minimum income benefit may not be an appropriate feature because the minimum distributions required by tax law generally must begin before the Guaranteed minimum income benefit can be exercised.

If you elect the Guaranteed minimum income benefit option and change ownership of the contract, this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

The Guaranteed minimum income benefit guarantees you a minimum amount of fixed income under your choice of a life annuity fixed payout option or a life with a period certain payout option. You choose which of these payout options you want and whether you want the option to be paid on a single or joint life basis at the time you exercise your Guaranteed minimum income benefit. The maximum period certain available under the life with a period certain payout option is 10 years. This period may be shorter, depending on the owner's age as follows:




--------------------------------------------------------------------------------
              Level payments
--------------------------------------------------------------------------------
                        Period certain years
    Owner's age at  ------------------------------------------------------------
      exercise             IRAs         NQ
--------------------------------------------------------------------------------
   75 and younger          10          10
         76                 9          10
         77                 8          10
         78                 7          10
         79                 7          10
         80                 7          10
         81                 7           9
         82                 7           8
         83                 7           7
         84                 6           6
         85                 5           5
--------------------------------------------------------------------------------


We may also make other forms of payout options available. For a description of payout options, see "Your annuity payout options" in "Accessing your money" later in this Prospectus.

--------------------------------------------------------------------------------
The Guaranteed minimum income benefit, should be regarded as a safety net only.
--------------------------------------------------------------------------------

When you exercise the Guaranteed minimum income benefit, the annual lifetime income that you will receive will be the greater of (i) your Guaranteed minimum income benefit which is calculated by applying your Guaranteed minimum income benefit base less, any applicable withdrawal charge remaining, to guaranteed annuity purchase factors, or (ii) the income provided by applying your account value to our then current annuity purchase factors. For Rollover TSA only, we will subtract from the Guaranteed minimum income benefit base or account value any outstanding loan, including interest accrued but not paid. You may also elect to receive monthly or quarterly payments as an alternative. The payments will be less than 1/12 or 1/4 of the annual payments, respectively, due to the effect of interest compounding. The benefit base is applied only to the guaranteed annuity purchase factors under the Guaranteed minimum income benefit in your contract and not to any other guaranteed or current annuity purchase rates. The amount of income you actually receive will be determined when we receive your request to exercise the benefit.


When you elect to receive annual lifetime income, your contract will terminate and you will receive a new contract for the annuity payout option. For a discussion of when your payments will begin and end, see "Exercise of Guaranteed minimum income benefit" below.

Before you elect the Guaranteed minimum income benefit, you should consider the fact that it provides a form of insurance and is based on conservative actuarial factors. Therefore, even if your account value is less than your benefit base, you may generate more income by applying your account value to current annuity purchase factors. We will make this comparison for you when the need arises.


GUARANTEED MINIMUM INCOME BENEFIT "NO LAPSE GUARANTEE". In general if your account value falls to zero (except as discussed below, if your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days), the Guaranteed minimum income benefit will be exercised automatically, based on the owner's (or older joint owner's, if applicable) current age and benefit base, as follows:


o You will be issued a supplementary contract based on a single life with a maximum 10 year period certain. Payments will be made annually starting one year from the date the account value fell to zero.

o You will have 30 days from when we notify you to change the payout option and/or the payment frequency.

Please note that we will not automatically exercise the Guaranteed minimum income benefit, as described above, if you have a TSA contract and withdrawal restrictions apply.


                                              Contract features and benefits  35

The no lapse guarantee will terminate under the following circumstances:

o If your account value falls to zero due to a withdrawal that causes your total contract year withdrawals to exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year);

o If your aggregate withdrawals during any contract year exceed 6% of the Roll-Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received in the first 90 days);

o Upon owner (or older joint owner, if applicable) reaching age 85.

Please note that if you participate in our Automatic RMD service, an automatic withdrawal under that program will not cause the no lapse guarantee to terminate even if a withdrawal causes your total contract year withdrawals to exceed 6% of your Roll-Up benefit base.

ILLUSTRATIONS OF GUARANTEED MINIMUM INCOME BENEFIT. Assuming the 6% Roll-Up to age 85 benefit base, the table below illustrates the Guaranteed minimum income benefit amounts per $100,000 of initial contribution, for a male owner age 60 (at issue) on the contract date anniversaries indicated, who has elected the life annuity fixed payout option, using the guaranteed annuity purchase factors as of the date of this Prospectus, assuming no additional contributions, withdrawals or loans under Rollover TSA contracts, and assuming there were no allocations to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option, the fixed maturity options or the loan reserve account under Rollover TSA contracts.


--------------------------------------------------------------------------------
                                Guaranteed minimum
      Contract date        income benefit -- annual
 anniversary at exercise   income payable for life
--------------------------------------------------------------------------------
            10                    $10,065

            15                    $15,266
--------------------------------------------------------------------------------

EXERCISE OF GUARANTEED MINIMUM INCOME BENEFIT. On each contract date anniversary that you are eligible to exercise the Guaranteed minimum income benefit, we will send you an eligibility notice illustrating how much income could be provided as of the contract date anniversary. You must notify us within 30 days following the contract date anniversary if you want to exercise the Guaranteed minimum income benefit. You must return your contract to us along with all required information within 30 days following your contract date anniversary in order to exercise this benefit. Upon exercise of the Guaranteed minimum income benefit, the owner will become the annuitant, and the contract will be annuitized on the basis of the owner's life. You will begin receiving annual payments one year after the annuity payout contract is issued. If you choose monthly or quarterly payments, you will receive your payment one month or one quarter after the annuity payment contract is issued. You may choose to take a withdrawal prior to exercising the Guaranteed minimum income benefit, which will reduce your payments. You may not partially exercise this benefit. See "Accessing your money" under "Withdrawing your account value" later in this Prospectus. Payments end with the last payment before the annuitant's (or joint annuitant's, if applicable) death, or if later, the end of the period certain (where the payout option chosen includes a period certain).

EXERCISE RULES. Eligibility to exercise the Guaranteed minimum income benefit is based on the owner's (or older joint owner's, if applicable) age, as follows:


o If you were at least age 20 and no older than age 44 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 15th contract date anniversary.

o If you were at least age 45 and no older than age 49 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary after age 60.

o If you were at least age 50 and no older than age 75 when the contract was issued, you are eligible to exercise the Guaranteed minimum income benefit within 30 days following each contract date anniversary beginning with the 10th contract date anniversary.

Please note:

(i) the latest date you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your 85th birthday;

(ii) if you were age 75 when the contract was issued or the Roll-Up benefit base was reset, the only time you may exercise the Guaranteed minimum income benefit is within 30 days following the contract date anniversary following your attainment of age 85;


(iii) for Accumulator(R) Plus(SM) QP contracts, the Plan participant can exercise the Guaranteed minimum income benefit only if he or she elects to take a distribution from the Plan and, in connection with this distribution, the Plan's trustee changes the ownership of the contract to the participant. This effects a rollover of the Accumulator(R) Plus(SM) QP contract into an Accumulator(R) Plus(SM) Rollover IRA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for the Plan participant to be eligible to exercise, However, if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, a rollover into an IRA will not be effected and payments will be made directly to the trustee;


(iv) for Accumulator(R) Plus(SM) Rollover TSA contracts, you may exercise the Guaranteed minimum income benefit only if you effect a rollover of the TSA contract to an Accumulator(R) Plus(SM) Rollover IRA. This may only occur when you are eligible for a distribution from the TSA. This process must be completed within the 30-day timeframe following the contract date anniversary in order for you to be eligible to exercise;

(v) if you reset the Roll-Up benefit base (as described earlier in this section), your new exercise date will be the tenth contract date anniversary following the reset or, if later, the earliest date you would have been permitted to exercise without regard to the reset. Please note that in almost all cases, resetting your Roll-Up benefit base will lengthen the waiting period;

(vi) a spouse beneficiary or younger spouse joint owner under Spousal continuation may only continue the Guaranteed minimum income benefit if the contract is not past the last date on which


36  Contract features and benefits
     the original owner could have exercised the benefit. In addition, the spouse beneficiary or younger spouse joint owner must be eligible to continue the benefit and to exercise the benefit under the applicable exercise rule (described in the above bullets) using the following additional rules. The spouse beneficiary or younger spouse joint owner's age on the date of the owner's death replaces the owner's age at issue for purposes of determining the availability of the benefit and which of the exercise rules applies. The original contract issue date will continue to apply for purposes of the exercise rules.

(vii) if the contract is jointly owned, you can elect to have the Guaranteed minimum income benefit paid either: (a) as a joint life benefit or (b) as a single life benefit paid on the basis of the older owner's age; and

(viii) if the contract is owned by a trust or other non-natural person, eligibility to elect or exercise the Guaranteed minimum income benefit is based on the annuitant's age, rather than the owner's.

See "Effect of the owner's death" under "Payment of death benefit" later in this Prospectus for more information.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.


GUARANTEED MINIMUM DEATH BENEFIT

This section does not apply if you elect GWBL. For information about the GWBL death benefits and benefit bases, see "Guaranteed withdrawal benefit for life ("GWBL")" later in this section.


Your contract provides a standard death benefit. If you do not elect one of the enhanced death benefits described below, the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for the method of payment, information and forms necessary to effect payment, OR the standard death benefit, whichever provides the higher amount. The standard death benefit is equal to your total contributions adjusted for any withdrawals (and associated withdrawal charges). The standard death benefit is the only death benefit available for owners (or older joint owners, if applicable) ages 76 to 80 at issue. Once your contract is issued, you may not change or voluntarily terminate your death benefit.


If you elect one of the enhanced death benefits (not including the GWBL Enhanced death benefit), the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals (and associated withdrawal charges) whichever provides the higher amount. See "Payment of death benefit" later in this Prospectus for more information.

Any of the enhanced death benefits or the standard death benefit can be elected by themselves or with the Guaranteed minimum income benefit.

If you elect one of the enhanced death benefit options described below and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. For contracts with non-natural owners, the death benefit will be payable upon the death of the annuitant. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) dies during the one-year period following our receipt of a contribution, the account value used to calculate the applicable guaranteed minimum death benefit will not reflect any Credits applied in the one-year period prior to death. For Joint life GWBL contracts, we will only recover the credit if the second owner dies within the one-year period following a contribution.


OPTIONAL ENHANCED DEATH BENEFITS APPLICABLE FOR OWNER (OR OLDER JOINT OWNER, IF APPLICABLE) AGES 0 THROUGH 75 AT ISSUE OF NQ CONTRACTS; 20 THROUGH 75 AT ISSUE OF ROLLOVER IRA, ROTH CONVERSION IRA AND ROLLOVER TSA CONTRACTS; AND 20 THROUGH 70 AT ISSUE OF QP CONTRACTS. FOR CONTRACTS WITH NON-NATURAL OWNERS, THE AVAILABLE DEATH BENEFITS ARE BASED ON THE ANNUITANT'S AGE.

Subject to state availability (please see Appendix VII later in this Prospectus for state availability of these benefits), you may elect one of the following enhanced death benefits:

o Annual Ratchet to age 85.


o The Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85.


Each enhanced death benefit is equal to its corresponding benefit base described earlier in "Guaranteed minimum death benefit and Guaranteed minimum income benefit base." Once you have made your enhanced death benefit election, you may not change it.

Please see both "Insufficient account value" in "Determining your contract value" and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" in "Accessing your money" and the section entitled "Charges and expenses" later in this Prospectus for more information on these guaranteed benefits.

See Appendix IV later in this Prospectus for an example of how we calculate an enhanced minimum death benefit.


EARNINGS ENHANCEMENT BENEFIT

Subject to state and contract availability (please see Appendix VII later in this Prospectus for state availability of these benefits), if you are purchasing a contract, under which the Earnings enhancement benefit is available, you may elect the Earnings enhancement benefit at the time you purchase your contract. The Earnings enhancement benefit


                                              Contract features and benefits  37
provides an additional death benefit as described below. See the appropriate part of "Tax information" later in this Prospectus for the potential tax consequences of electing to purchase the Earnings enhancement benefit in an NQ, IRA or Rollover TSA contract. Once you purchase the Earnings enhancement benefit, you may not voluntarily terminate the feature. If you elect the Guaranteed withdrawal benefit for life, the Earnings enhancement benefit is not available.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

o the account value or

o any applicable death benefit

decreased by:

o total net contributions


For purposes of calculating your Earnings enhancement benefit, the following applies: (i) "Net contributions" are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. "Net contributions" are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (credit amounts are not included in "net contributions"); and (ii) "Death benefit" is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.


For purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any Credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

o the account value or

o any applicable death benefit

decreased by:

o total net contributions.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and the benefit after the withdrawal would be $24,000 ($40,000-$16,000).

For contracts with non-natural owners, your eligibility to elect the Earnings enhancement benefit will be calculated based on the annuitant's age.

For an example of how the Earnings enhancement death benefit is calculated, please see Appendix VI.

For contracts continued under Spousal continuation upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement death benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse's death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See "Spousal continuation" in "Payment of death benefit" later in this Prospectus for more information.

The Earnings enhancement benefit must be elected when the contract is first issued; neither the owner nor the successor owner can add it subsequently. Ask your financial professional or see Appendix VII later in this Prospectus to see if this feature is available in your state.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE ("GWBL")


For an additional charge, the Guaranteed withdrawal benefit for life ("GWBL") guarantees that you can take withdrawals up to a maximum amount per year (your "Guaranteed annual withdrawal amount"). This benefit is not available at issue ages younger than 45. GWBL is not available if you have elected the Guaranteed minimum income benefit, the Earnings enhancement benefit or one of our Principal guarantee benefits described later in this Prospectus. You may elect one of our automated payment plans or you may take partial withdrawals. All withdrawals reduce your account value and Guaranteed minimum death benefit. See "Accessing your money" later in this Prospectus. Your investment options will be limited to the guaranteed interest option and the permitted variable investment options.


You may buy this benefit on a single life ("Single life") or a joint life ("Joint life") basis. Under a Joint life contract, lifetime withdrawals are guaranteed for the life of both the owner and successor owner (or annuitant and joint annuitant, as applicable).


38  Contract features and benefits

For Joint life contracts, a successor owner may be named at contract issue only. The successor owner must be the owner's spouse. If you and the successor owner are no longer married, you may either: (i) drop the original successor owner or (ii) replace the original successor owner with your new spouse. This can only be done before the first withdrawal is made from the contract. After the first withdrawal, the successor owner can be dropped but cannot be replaced. If the successor owner is dropped after withdrawals begin, the charge will continue based on a Joint life basis. For NQ contracts, you have the option to designate the successor owner as a joint owner.

For Joint life contracts owned by a non-natural owner, a joint annuitant may be named at contract issue only. The annuitant and joint annuitant must be spouses. If the annuitant and joint annuitant are no longer married, you may either: (i) drop the joint annuitant or (ii) replace the original joint annuitant with the annuitant's new spouse. This can only be done before the first withdrawal. After the first withdrawal, the joint annuitant may be dropped but cannot be replaced. If the joint annuitant is dropped after withdrawals begin, the charge continues based on a Joint life basis. Joint annuitants are not permitted under any other contracts.

Joint life QP and TSA contracts are not permitted.

The cost of the GWBL benefit will be deducted from your account value on each contract date anniversary. Please see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus for a description of the charge.

You should not purchase this benefit if:

o You plan to take withdrawals in excess of your Guaranteed annual withdrawal amount because those withdrawals may significantly reduce or eliminate the value of the benefit (see "Effect of Excess withdrawals" below in this section);

o You are interested in long term accumulation rather than taking withdrawals;

o You are using the contract to fund a Rollover TSA or QP contract where withdrawal restrictions will apply; or

o You plan to use it for withdrawals prior to age 59-1/2, as the taxable amount of the withdrawal will be includible in income and subject to an additional 10% federal income tax penalty, as discussed later in this Prospectus.

For traditional IRAs, TSA and QP contracts, you may take your lifetime required minimum distributions ("RMDs") without losing the value of the GWBL benefit, provided you comply with the conditions described under "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus, including utilizing our Automatic RMD service. If you do not expect to comply with these conditions, this benefit may have limited usefulness for you and you should consider whether it is appropriate. Please consult your tax adviser.


GWBL BENEFIT BASE

At issue, your GWBL benefit base is equal to your initial contribution and will increase or decrease, as follows:


o Your GWBL benefit base increases by any subsequent contributions.


o Your GWBL benefit base may be increased on each contract date anniversary, as described below under "Annual ratchet" and "5% deferral bonus."

o Your GWBL benefit base is not reduced by withdrawals except those withdrawals that cause total withdrawal in contract year to exceed your Guaranteed annual withdrawal amount ("Excess withdrawal"). See "Effect of Excess withdrawals" below in this section.


GUARANTEED ANNUAL WITHDRAWAL AMOUNT


Your initial Guaranteed annual withdrawal amount is equal to a percentage of the GWBL benefit base. The initial applicable percentage ("Applicable percentage") is based on the owner's age at the time of the first withdrawal. For Joint life contracts, the initial Applicable percentage is based on the age of the owner or successor owner, whoever is younger at the time of the first withdrawal. For contracts held by non-natural owners, the initial Applicable percentage is based on the annuitant's age or on the younger annuitant's age, if applicable, at the time of the first withdrawal. If your GWBL benefit base ratchets, as described below in this section under "Annual ratchet," on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. The Applicable percentages are as follows:



--------------------------------------------------------------------------------
 Age                    Applicable percentage
--------------------------------------------------------------------------------
45-64                   4.0%
65-74                   5.0%
75-84                   6.0%
85 and older            7.0%
--------------------------------------------------------------------------------

We will recalculate the Guaranteed annual withdrawal amount on each contract date anniversary and as of the date of any subsequent contribution or Excess withdrawal, as described below under "Effect of Excess withdrawals" and "Subsequent contributions." The withdrawal amount is guaranteed never to decrease as long as there are no Excess withdrawals.

Your Guaranteed annual withdrawals are not cumulative. If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

The withdrawal charge, if applicable, is waived for withdrawals up to the Guaranteed annual withdrawal amount, but all withdrawals are counted toward your free withdrawal amount. See "Withdrawal charge" in "Charges and expenses" later in this Prospectus.


EFFECT OF EXCESS WITHDRAWALS

An Excess withdrawal is caused when you withdraw more than your Guaranteed annual withdrawal amount in any contract year. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, the entire amount of that withdrawal and each subsequent withdrawal in that contract year are considered Excess withdrawals.

An Excess withdrawal can cause a significant reduction in both your GWBL benefit base and your Guaranteed annual withdrawal amount.


                                              Contract features and benefits  39

If you make an Excess withdrawal, we will recalculate your GWBL benefit base and the Guaranteed annual withdrawal amount, as follows:

     o The GWBL benefit base is reset as of the date of the Excess withdrawal to equal the lesser of: (i) the GWBL benefit base immediately prior to the Excess withdrawal and (ii) the account value immediately following the Excess withdrawal.

     o The Guaranteed annual withdrawal amount is recalculated to equal the Applicable percentage multiplied by the reset GWBL benefit base.

You should not purchase this contract if you plan to take withdrawals in excess of your Guaranteed annual withdrawal amount as such withdrawals may significantly reduce or eliminate the value of the GWBL benefit. If your account value is less than your GWBL benefit base (due, for example, to negative market performance), an Excess withdrawal, even one that is only slightly more than your Guaranteed annual withdrawal amount, can significantly reduce your GWBL benefit base and the Guaranteed annual withdrawal amount.

For example, assume your GWBL benefit base is $100,000 and your account value is $80,000 when you decide to begin taking withdrawals at age 65. Your Guaranteed annual withdrawal amount is equal to $5,000 (5.0% of $100,000). You take an initial withdrawal of $8,000. Since your GWBL benefit base is immediately reset to equal the lesser of your GWBL benefit base prior to the Excess withdrawal ($100,000) and your account value immediately following the Excess withdrawal ($80,000 minus $8,000), your GWBL benefit base is now $72,000. In addition, your Guaranteed annual withdrawal amount is reduced to $3,600 (5.0% of $72,000), instead of the original $5,000. See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

You should note that an Excess withdrawal that reduces your account value to zero terminates the contract, including all benefits, without value. See "Insufficient account value" in "Determining your contract value" later in this Prospectus.

In general, if you purchase this contract as a traditional IRA, QP or TSA and participate in our Automatic RMD service, an automatic withdrawal under that program will not cause an Excess withdrawal, even if it exceeds your Guaranteed annual withdrawal amount. For more information, see "Lifetime required minimum distribution withdrawals" in "Accessing your money" later in this Prospectus. Loans are not available under Rollover TSA contracts if GWBL is elected.



ANNUAL RATCHET

Your GWBL benefit base is recalculated on each contract date anniversary to equal the greater of: (i) the account value and (ii) the most recent GWBL benefit base. If your account value is greater, we will ratchet up your GWBL benefit base to equal your account value. If your GWBL benefit base ratchets on any contract date anniversary after you begin taking withdrawals, your Applicable percentage may increase based on your attained age at the time of the ratchet. Your Guaranteed annual withdrawal will also be increased, if applicable, to equal your Applicable percentage times your new GWBL benefit base.

If your GWBL benefit base ratchets, we may increase the charge for the benefit. Once we increase the charge, it is increased for the life of the contract. We will permit you to opt out of the ratchet if the charge increases. If you choose to opt out, your charge will stay the same but your GWBL benefit base will no longer ratchet. Upon request, we will permit you to accept a GWBL benefit base ratchet with the charge increase on a subsequent contract date anniversary. For a description of the charge increase, see "Guaranteed withdrawal benefit for life benefit charge" in "Charges and expenses" later in this Prospectus.



5% DEFERRAL BONUS

At no additional charge, during the first ten contract years, in each year you have not taken a withdrawal, we will increase your GWBL benefit base by an amount equal to 5% of your total contributions. If the Annual Ratchet (as discussed immediately above) occurs on any contract date anniversary, for the next and subsequent contract years, the bonus will be 5% of the most recent ratcheted GWBL benefit base plus any subsequent contributions. If the GWBL benefit base is reduced due to an Excess withdrawal, the 5% deferral bonus will be calculated using the reset GWBL benefit base plus any applicable contributions. The deferral bonus generally excludes contributions made in the prior 12 months. In the first contract year, the deferral bonus is determined using all contributions received in the first 90 days of the contract year.

On any contract date anniversary on which you are eligible for a bonus, we will calculate the applicable bonus amount. If, when added to the current GWBL benefit base, the amount is greater than your account value, that amount will become your new GWBL benefit base. If that amount is less than or equal to your account value, your GWBL benefit base will be ratcheted to equal your account value, and the 5% deferral bonus will not apply. If you opt out of the Annual Ratchet (as discussed immediately above), the 5% deferral bonus will still apply.


SUBSEQUENT CONTRIBUTIONS

Subsequent contributions are not permitted after the later of: (i) the end of the first contract year and (ii) the date the first withdrawal is taken.

Anytime you make an additional contribution, your GWBL benefit base will be increased by the amount of the contribution. Your Guaranteed annual withdrawal amount will be equal to the Applicable percentage of the increased GWBL benefit base.


GWBL GUARANTEED MINIMUM DEATH BENEFIT

There are two guaranteed minimum death benefits available if you elect the GWBL option: (i) the GWBL Standard death benefit, which is available at no additional charge for owner issue ages 45-80, and (ii) the GWBL Enhanced death benefit, which is available for an additional charge for owner issue ages 45-75. Please see Appendix VII later in this Prospectus to see if these guaranteed death benefits are available in your state.

The GWBL Standard death benefit is equal to the GWBL Standard death benefit base. The GWBL Standard death benefit base is equal to your initial contribution and any additional contributions less a deduction that reflects any withdrawals you make (see "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus).


40  Contract features and benefits

The GWBL Enhanced death benefit is equal to the GWBL Enhanced death benefit base.

Your initial GWBL Enhanced death benefit base is equal to your initial contribution and will increase or decrease, as follows:


     o Your GWBL Enhanced death benefit base increases by any subsequent contribution;


     o Your GWBL Enhanced death benefit base increases to equal your account value if your GWBL benefit base is ratcheted, as described above in this section;

     o Your GWBL Enhanced death benefit base increases by any 5% deferral bonus, as described above in this section;

     o Your GWBL Enhanced death benefit base decreases by an amount which reflects any withdrawals you make.

See "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit " in "Accessing your money" later in this Prospectus.


The death benefit is equal to your account value (without adjustment for any otherwise applicable market value adjustment) as of the date we receive satisfactory proof of death, any required instructions for method of payment, information and forms necessary to effect payment or the applicable GWBL Guaranteed minimum death benefit on the date of the owner's death (adjusted for any subsequent withdrawals, withdrawal charges and associated withdrawal charges), whichever provides a higher amount. For more information, see "Withdrawal charge" in "Charges and expenses" later in the Prospectus.



EFFECT OF YOUR ACCOUNT VALUE FALLING TO ZERO

If your account value falls to zero due to an Excess withdrawal, we will terminate your contract and you will receive no further payments or benefits. If an Excess withdrawal results in a withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero.

However, if your account value falls to zero, either due to a withdrawal or surrender that is not an Excess withdrawal or due to a deduction of charges, please note the following:

o Your Accumulator(R) Plus(SM) contract terminates and you will receive a supplementary life annuity contract setting forth your continuing benefits. The owner of the Accumulator(R) Plus(SM) contract will be the owner and annuitant. The successor owner, if applicable, will be the joint annuitant. If the owner is non-natural, the annuitant and joint annuitant, if applicable, will be the same as under your Accumulator(R) Plus(SM )contract.

o No subsequent contributions will be permitted.

o If you were taking withdrawals through the "Maximum payment plan," we will continue the scheduled withdrawal payments on the same basis.


o If you were taking withdrawals through the "Customized payment plan" or in unscheduled partial withdrawals, we will pay the balance of the Guaranteed annual withdrawal amount for that contract year in a lump sum. Payment of the Guaranteed annual withdrawal amount will begin on the next contract date anniversary.


o Payments will continue at the same frequency for Single or Joint life contracts, as applicable, or annually if automatic payments were not being made.

o Any guaranteed minimum death benefit remaining under the original contract will be carried over to the supplementary life annuity contract. The death benefit will no longer grow and will be reduced on a dollar for dollar basis as payments are made. If there is any remaining death benefit upon the death of the owner and successor owner, if applicable, we will pay it to the beneficiary.

o The charge for the Guaranteed withdrawal benefit for life and the GWBL Enhanced death benefit will no longer apply.

o If at the time of your death the Guaranteed annual withdrawal amount was being paid to you as a supplementary life annuity contract, your beneficiary may not elect the Beneficiary continuation option.


OTHER IMPORTANT CONSIDERATIONS


o This benefit is not appropriate if you do not intend to take withdrawals prior to annuitization.


o Amounts withdrawn in excess of your Guaranteed annual withdrawal amount may be subject to a withdrawal charge, if applicable, as described in "Charges and expenses" later in the Prospectus. In addition, all withdrawals count toward your free withdrawal amount for that contract year. Excess withdrawals can significantly reduce or completely eliminate the value of the GWBL and GWBL Enhanced death benefit. See "Effect of Excess withdrawals" above in this section and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o Withdrawals are not considered as annuity payments for tax purposes, and may be subject to an additional 10% Federal income tax penalty before age 59-1/2. See "Tax information" later in this Prospectus.

o All withdrawals reduce your account value and Guaranteed minimum death benefit. See "How withdrawals are taken from your account value" and "How withdrawals affect your Guaranteed minimum death benefit" in "Accessing your money" later in this Prospectus.

o If you withdraw less than the Guaranteed annual withdrawal amount in any contract year, you may not add the remainder to your Guaranteed annual withdrawal amount in any subsequent year.

o The GWBL benefit terminates if the contract is continued under the beneficiary continuation option or under the Spousal continuation feature if the spouse is not the successor owner.

o If you surrender your contract to receive its cash value and your cash value is greater than your Guaranteed annual withdrawal amount, all benefits under the contract will terminate, including the GWBL benefit.


                                              Contract features and benefits  41

o If you transfer ownership of this contract, you terminate the GWBL benefit. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information" later in this Prospectus for more information.


o Withdrawals are available under other annuity contracts we offer and this contract without purchasing a withdrawal benefit.

o For IRA, QP and TSA contracts, if you have to take a required minimum distribution ('`RMD") and it is your first withdrawal under the contract, the RMD will be considered your "first withdrawal" for the purposes of establishing your GWBL Applicable percentage.


o If you elect GWBL on a Joint life basis and subsequently get divorced, your divorce will not automatically terminate the contract. For both Joint life and Single life contracts, it is possible that the terms of your divorce decree could significantly reduce or completely eliminate the value of this benefit.



PRINCIPAL GUARANTEE BENEFITS

We offer two 10-year Principal guarantee benefits at an additional charge: the 100% Principal guarantee benefit and the 125% Principal guarantee benefit. You may only elect one Principal guarantee benefit ("PGB").

100% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 100% Principal guarantee benefit is equal to your initial contribution and additional permitted contributions, adjusted for withdrawals. The guaranteed amount does not include any credits allocated to your contract.


Under the 100% Principal guarantee benefit, your investment options are limited to the guaranteed interest option and the permitted variable investment options.


125% PRINCIPAL GUARANTEE BENEFIT. The guaranteed amount under the 125% Principal guarantee benefit is equal to 125% of your initial contribution and additional permitted contributions, adjusted for withdrawals. The guaranteed amount does not include any credits allocated to your contract.

Under the 125% Principal guarantee benefit, your investment options are limited to the guaranteed interest option and the AXA Moderate Allocation portfolio.

Under both Principal guarantee benefits, if, on the 10th contract date anniversary (or later if you've exercised a reset as explained below) ("benefit maturity date"), your account value is less than the guaranteed amount, we will increase your account value to equal the applicable guaranteed amount. Any such additional amounts added to your account value will be allocated pursuant to the allocation instructions for additional contributions we have on file. After the benefit maturity date, the guarantee will terminate.

You have the option to reset (within 30 days following each applicable contract date anniversary) the guaranteed amount to the account value or 125% of the account value, as applicable, as of your fifth and later contract date anniversaries. If you exercise this option, you are eligible for another reset on each fifth and later contract date anniversary after the last reset up to the contract date anniversary following an owner's 80th birthday. If you elect to reset the guaranteed amount, your benefit maturity date will be extended to be the 10th contract date anniversary after the anniversary on which you reset the guaranteed amount. This extension applies each time you reset the guaranteed amount.

If you elect either PGB, you may not elect the Guaranteed minimum income benefit, the Guaranteed withdrawal benefit for life, the systematic withdrawals option or the substantially equal withdrawals option. If you purchase a PGB, you may not make additional contributions to your contract after six months from the contract issue date.

If you are planning to take required minimum distributions from this contract, this benefit may not be appropriate. See "Tax information" later in this Prospectus. If you elect a PGB and change ownership of the contract, your PGB will automatically terminate, except under certain circumstances. See "Transfers of ownership, collateral assignments, loans and borrowing" in "More information," later in this Prospectus for more information.

Once you purchase a PGB, you may not voluntarily terminate this benefit. Your PGB will terminate if the contract terminates before the benefit maturity date, as defined below. If you die before the benefit maturity date and the contract continues, we will continue the PGB only if the contract can continue through the benefit maturity date. If the contract cannot so continue, we will terminate your PGB and the charge. See "Non-spousal joint contract continuation" in "Payment of death benefit" later in this Prospectus. The PGB will terminate upon the exercise of the beneficiary continuation option. See "Payment of death benefit" later in this Prospectus for more information about the continuation of the contract after the death of the owner and/or the annuitant.

There is a charge for the Principal guarantee benefits (see "Charges and expenses" later in this Prospectus). You should note that the purchase of a PGB is not appropriate if you want to make additional contributions to your contract beyond the first six months after your contract is issued.

The purchase of a PGB is also not appropriate if you plan on terminating your contract before the benefit maturity date. The purchase of a PGB may not be appropriate if you plan on taking withdrawals from your contract before the benefit maturity date. Withdrawals from your contract before the benefit maturity date reduce the guaranteed amount under a PGB on a pro rata basis. You should also note that if you intend to allocate a large percentage of your contributions to the guaranteed interest option, the purchase of a PGB may not be appropriate because of the guarantees already provided by this option at no additional charge. Please note that loans (applicable to TSA contracts only) are not permitted under either PGB.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If for any reason you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right you must mail the contract, with a signed letter of instruction electing this right, to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer. Other state variations may apply. Please contact your financial professional and/or see Appendix VII to find out what applies in your state.


42  Contract features and benefits

Generally, your refund will equal your account value (less loan reserve account under Rollover TSA contracts) under the contract on the day we receive notification to cancel the contract and will reflect (i) any investment gain or loss in the variable investment options (less the daily charges we deduct),
(ii) any guaranteed interest in the guaranteed interest option, and (iii) any positive or negative market value adjustments in the fixed maturity options through the date we receive your contract. Some states require that we refund the full amount of your contribution (not reflecting (i), (ii) or (iii) above). For any IRA contracts returned to us within seven days after you receive it, we are required to refund the full amount of your contribution. Please note that you will forfeit the credit by exercising this right of cancellation.


We may require that you wait six months before you may apply for a contract with us again if:

o you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this Prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully convert an existing traditional IRA contract to a Roth Conversion IRA contract, you may cancel your Roth Conversion IRA contract and return to a Rollover IRA contract. Our processing office or your financial professional can provide you with the cancellation instructions.


                                              Contract features and benefits  43

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total value of the values you have in: (i) the variable investment options; (ii) the guaranteed interest option; (iii) market adjusted amounts in the fixed maturity options; and (iv) the loan reserve account (applies for Rollover TSA contracts only).


Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) the total amount or a pro rata portion of the annual administrative charge as well as any optional benefit charges; (ii) any applicable withdrawal charge; and
(iii) the amount of any outstanding loan plus accrued interest (applicable to Rollover TSA contracts only). Please see "Surrendering your contract to receive its cash value" in "Accessing your money" later in this Prospectus.


YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however will be reduced by the amount of the fees and charges that we deduct under the contract.

The unit value for each variable investment option depends on the investment performance of that option, less daily charges for:

(i)   mortality and expense risks;

(ii)  administrative, and

(iii) distribution charges.

On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions plus the credit;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges);

(iii) increased to reflect transfer into, or decreased to reflect transfer out of a variable investment option; or

(iv) increased or decreased to reflect a transfer of your loan amount from or to the loan reserve account under a Rollover TSA contract.


In addition, when we deduct the enhanced death benefit, Guaranteed minimum income benefit, Principal guarantee benefits, Guaranteed withdrawal benefit for life and/or Earnings enhancement benefit charges, the number of units credited to your contract will be reduced. Your units are also reduced when we deduct the annual administrative charge. A description of how unit values are calculated is found in the SAI.



YOUR CONTRACT'S VALUE IN THE GUARANTEED
INTEREST OPTION


Your value in the guaranteed interest option at any time will equal: your contributions and transfers to that option, plus interest, minus withdrawals out of the option, and charges we deduct.



YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option, which reflects withdrawals out of the option and charges we deduct. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value, provided there have been no withdrawals or transfers.



INSUFFICIENT ACCOUNT VALUE

Your contract will terminate without value if your account value is insufficient to pay any applicable charges when due. Your account value could become insufficient due to withdrawals and/or poor market performance. Upon such termination, you will lose all your rights under your contract and any applicable guaranteed benefits, except as discussed below.

See Appendix VII later in this Prospectus for any state variations with regard to terminating your contract.



GUARANTEED MINIMUM INCOME BENEFIT NO LAPSE GUARANTEE. In certain circumstances, even if your account value falls to zero, your Guaranteed minimum income benefit will still have value. Please see "Contract features and benefits" earlier in this Prospectus for information on this feature.


PRINCIPAL GUARANTEE BENEFITS. If you take no withdrawals, and your account value is insufficient to pay charges, we will not terminate your contract if you are participating in a PGB. Your contract will remain in force and we will pay your guaranteed amount at the benefit maturity date.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. If you elect the Guaranteed withdrawal benefit for life and your account value falls to zero due to


44  Determining your contract's value
a GWBL Excess withdrawal, we will terminate your contract and you will receive no payment or supplementary life annuity contract, even if your GWBL benefit base is greater than zero. If, however, your account value falls to zero, either due to a withdrawal or surrender that is not a GWBL Excess withdrawal or due to a deduction of charges the benefit will still have value. See "Contract features and benefits" earlier in this Prospectus.


                                           Determining your contract's value  45

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE
At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the variable investment options, subject to the following:


o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.

o If an owner or annuitant is age 76-80, you must limit your transfers to fixed maturity options with maturities of seven years or less. If an owner or annuitant is age 81 or older, you must limit your transfers to fixed maturity options of five years or less. Also, the maturity dates may be no later than the date annuity payments are to begin.


o If you make transfers out of a fixed maturity option other than at its maturity date, the transfer may cause a market value adjustment.

o A transfer into the guaranteed interest option will not be permitted if such transfer would result in more than 25% of the account value being allocated to the guaranteed interest option, based on the account value as of the previous business day.

In addition, we reserve the right to restrict transfers among variable investment options, including limitations on the number, frequency or dollar amount of transfers. Our current transfer restrictions are set forth in the "Disruptive transfer activity" section below.

The maximum amount that may be transferred from the guaranteed interest option to any investment option (including amounts transferred pursuant to the fixed-dollar option and interest sweep option dollar cost averaging programs described under "Allocating your contributions" in "Contract features and benefits" earlier in this Prospectus) in any contract year is the greatest of:

(a) 25% of the amount you have in the guaranteed interest option on the last day of the prior contract year; or,

(b) the total of all amounts transferred at your request from the guaranteed interest option to any of the Investment options in the prior contract year; or,

(c) 25% of amounts transferred or allocated to the guaranteed interest option during the current contract year.

From time to time, we may remove the restrictions regarding transferring amounts out of the guaranteed interest option. If we do so, we will tell you. We will also tell you at least 45 days in advance of the day we intend to reimpose the transfer restrictions. When we reimpose the transfer restrictions, if any dollar cost averaging transfer out of the guaranteed interest option causes a violation of the 25% outbound restriction, that dollar cost averaging program will be terminated for the current contract year. A new dollar cost averaging program can be started in the next or subsequent contract years.

You may request a transfer in writing, by telephone using TOPS or through EQAccess. You must send in all written transfer requests directly to our processing office. Transfer requests should specify:

(1) the contract number,

(2) the dollar amounts or percentages of your current account value to be transferred, and

(3) the investment options to and from which you are transferring.

We will confirm all transfers in writing.


Please see "Allocating your contributions" in "Contracts features and benefits" for more information about your role in managing your allocations.



DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.


46  Transferring your money among investment options

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts"), as well as investment options with underlying portfolios of outside trusts with which AXA Equitable has entered participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, no trust available under the contract had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.


Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.



REBALANCING YOUR ACCOUNT VALUE

We currently offer two rebalancing programs that you can use to automatically reallocate your account value among your investment options. Option I allows you to rebalance your account value among the variable investment options. Option II allows you to rebalance among the variable investment options and the guaranteed interest option. Under both options, rebalancing is not available for amounts you have allocated to the fixed maturity options.


In order to participate in one of our rebalancing programs, you must tell us:


(a) the percentage you want invested in each investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually on a contract year basis)

Rebalancing will occur on the same day of the month as the contract date. If a contract is established after the 28th, rebalancing will occur on the first business day of the month following the contract issue date.

You may elect a rebalancing program at any time. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while a rebalancing program is in effect, we will process the transfer as requested. Your rebalancing allocations will not be changed, and the rebalancing program will remain in effect unless you request that it be canceled in writing. There is no charge for the rebalancing feature.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional before electing the program.
--------------------------------------------------------------------------------
While your rebalancing program is in effect, we will transfer amounts among the investment options so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date.

If you select Option II, you will be subject to our rules regarding transfers from the guaranteed interest option to the variable investment options. These rules are described in "Transferring your account value" earlier in this section. Under Option II, a transfer into or out of the guaranteed interest option to initiate the rebalancing program will not


                            Transferring your money among investment options  47
be permitted if such transfer would violate these rules. If this occurs, the rebalancing program will not go into effect.

You may not elect Option II if you are participating in any dollar cost averaging program. You may not elect Option I if you are participating in general dollar cost averaging.

If you elect a benefit that limits your variable investment options, those limitations will also apply to the rebalancing programs.


48  Transferring your money among investment options

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE
You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table.

Please see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus and "How withdrawals affect your Guaranteed minimum income benefit, Guaranteed minimum death benefit and Principal guarantee benefits" and "How withdrawals affect your GWBL and GWBL Guaranteed minimum death benefit" below for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.




--------------------------------------------------------------------------------
                                  Method of withdrawal
                 ---------------------------------------------------------------
                                                                Lifetime
                                             Pre-age 59-1/2     required
                                             Substantially     minimum
    Contract       Partial     Systematic        equal       distribution
--------------------------------------------------------------------------------
NQ                  Yes           Yes             No             No
--------------------------------------------------------------------------------
Rollover IRA        Yes           Yes             Yes            Yes
--------------------------------------------------------------------------------
Roth Con-
 version IRA        Yes           Yes             Yes            No
--------------------------------------------------------------------------------
Rollover
 TSA*               Yes           Yes             No             Yes
--------------------------------------------------------------------------------
QP**                Yes           No              No             Yes
--------------------------------------------------------------------------------
/R>

* For some Rollover TSA contracts, your ability to take withdrawals, loans or surrender your contract may be limited. You must provide withdrawal restriction information when you apply for a contract. See "Tax Sheltered Annuity contracts (TSAs)" in "Tax information" later in this Prospectus.


** All payments are made to the trust as the owner of the contract.



AUTOMATIC PAYMENT PLANS
(For contracts with GWBL only)

You may take automatic withdrawals under either the Maximum payment plan or the Customized payment plan, as described below. Under either plan, you may take withdrawals on a monthly, quarterly or annual basis. You may change the payment frequency of your withdrawals at any time, and the change will become effective on the next contract date anniversary.

You may elect either the Maximum payment plan or the Customized payment plan at any time. You must wait at least 28 days from contract issue before automatic payments begin. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month.



MAXIMUM PAYMENT PLAN. Our Maximum payment plan provides for the withdrawal of the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will increase on contract date anniversaries with any Annual Ratchet or 5% deferral bonus.


If you elect the Maximum payment plan and start monthly or quarterly payments after the beginning of a contract year, the payments you take that year will be less than your Guaranteed annual withdrawal amount.


If you take a partial withdrawal while the Maximum payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.


CUSTOMIZED PAYMENT PLAN. Our Customized payment plan provides for the withdrawal of a fixed amount not greater than the Guaranteed annual withdrawal amount in scheduled payments. The amount of the withdrawal will not be increased on contract date anniversaries with the Annual Ratchet or 5% deferral bonus. You must elect to change the scheduled payment amount.


It is important to note that if you elect the Customized payment plan and start monthly or quarterly withdrawals after the beginning of a contract year, you could select scheduled payment amounts that would cause an Excess withdrawal. If your selected scheduled payment would cause an Excess withdrawal, we will notify you. As discussed earlier in the Prospectus, Excess withdrawals may significantly reduce the value of the Guaranteed withdrawal benefit for life benefit. See "Effect of Excess withdrawals" in "Contract features and benefits" earlier in this Prospectus.


If you take a partial withdrawal while the Customized payment plan is in effect, we will terminate the plan. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary.

PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time. (Rollover TSA contracts may have restrictions). The minimum amount you may withdraw is $300.

Partial withdrawals will be subject to a withdrawal charge if they exceed the 10% free withdrawal amount (see "10% free withdrawal amount" in "Charges and expenses" later in this Prospectus). Under Rollover TSA contracts, if a loan is outstanding, you may only take partial withdrawals as long as the cash value remaining after any withdrawal equals at least 10% of the outstanding loan plus accrued interest.

Any request for a partial withdrawal will terminate your participation in either the Maximum payment plan or Customized payment plan, if applicable.


SYSTEMATIC WITHDRAWALS
(All contracts except QP)

You may take systematic withdrawals of a particular dollar amount or a particular percentage of your account value. (Rollover TSA contracts may have restrictions).


                                                        Accessing your money  49

You may take systematic withdrawals on a monthly, quarterly or annual basis as long as the withdrawals do not exceed the following percentages of your account value: 0.8% monthly, 2.4% quarterly and 10.0% annually. The minimum amount you may take in each systematic withdrawal is $250. If the amount withdrawn would be less than $250 on the date a withdrawal is to be taken, we will not make a payment and we will terminate your systematic withdrawal election.

We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, we will make the withdrawals on the same calendar day of the month as the contract date. You must wait at least 28 days after your contract is issued before your systematic withdrawals can begin.

You may elect to take systematic withdrawals at any time. If you own an IRA contract, you may elect this withdrawal method only if you are between ages 59-1/2 and 70-1/2.


You may change the payment frequency, or the amount or percentage of your systematic withdrawals, once each contract year. However, you may not change the amount or percentage in any contract year in which you have already taken a partial withdrawal. You can cancel the systematic withdrawal option at any time.

Systematic withdrawals are not subject to a withdrawal charge, except to the extent that, when added to a partial withdrawal previously taken in the same contract year, the systematic withdrawal exceeds the 10% free withdrawal amount. Systematic withdrawals are not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.



SUBSTANTIALLY EQUAL WITHDRAWALS
(All contracts except QP contracts)


We offer our "substantially equal withdrawals option" to allow you to receive distributions from your account value without triggering the 10% additional federal income tax penalty, which normally applies to distributions made before age 59-1/2. See "Tax information" later in this Prospectus. We use one of the IRS-approved methods for doing this; this is not the exclusive method of meeting this exception. After consultation with your tax adviser, you may decide to use another method which would require you to compute amounts yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Once you begin to take substantially equal withdrawals, you should not stop them or change the pattern of your withdrawals until after the later of age 59-1/2 or five full years after the first withdrawal. If you stop or change the withdrawals or take a partial withdrawal, you may be liable for the 10% federal tax penalty that would have otherwise been due on prior withdrawals made under this option and for any interest on the delayed payment of the penalty.


In accordance with IRS guidance, an individual who has elected to receive substantially equal withdrawals may change, without penalty, from one of the IRS-approved methods of calculating fixed payments to another IRS-approved method (similar to the required minimum distribution rules) of calculating payments which vary each year.


You may elect to take substantially equal withdrawals at any time before age 59-1/2. We will make the withdrawal on any day of the month that you select as long as it is not later than the 28th day of the month. You may not elect to receive the first payment in the same contract year in which you took a partial withdrawal. We will calculate the amount of your substantially equal withdrawals using the IRS-approved method we offer. The payments will be made monthly, quarterly or annually as you select. These payments will continue until we receive written notice from you to cancel this option or you take a partial withdrawal. You may elect to start receiving substantially equal withdrawals again, but the payments may not restart in the same contract year in which you took a partial withdrawal. We will calculate the new withdrawal amount.


Substantially equal withdrawals that we calculate for you are not subject to a withdrawal charge.

The substantially equal withdrawal program is not available if you have elected a Principal guarantee benefit or the Guaranteed withdrawal benefit for life.


LIFETIME REQUIRED MINIMUM DISTRIBUTION WITHDRAWALS
(Rollover IRA and Rollover TSA and QP contracts only -- See "Tax information" later in this Prospectus)


We offer our "automatic required minimum distribution (RMD) service" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such a case, a withdrawal charge may apply. Before electing this account based withdrawal option, you should consider whether annuitization might be better in your situation. If you have elected certain additional benefits, such as the Guaranteed minimum death benefit or Guaranteed minimum income benefit, amounts withdrawn from the contract to meet RMDs will reduce the benefit base and may limit the utility of the benefit. Also, the actuarial present value of additional contract benefits must be added to the account value in calculating required minimum distribution withdrawals from annuity contracts funding qualified plans, TSAs and IRAs, which could increase the amount required to be withdrawn. Please refer to "Tax information" later in this Prospectus.


You may elect this service in the year in which you reach age 70-1/2 or in any later year. The minimum amount we will pay out is $250. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" in "Tax information" later in this Prospectus for your specific type of retirement arrangement.

--------------------------------------------------------------------------------
For Rollover IRA and Rollover TSA contracts, we will send a form outlining the distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

We do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our automatic RMD service except if, when added to a partial withdrawal previously taken in the same contract year, the minimum distribution withdrawal exceeds the 10% free withdrawal amount.


Under Rollover TSA contracts, you may not elect our automatic RMD service if a loan is outstanding.


50  Accessing your money

FOR CONTRACTS WITH GWBL. Generally, if you elect our Automatic RMD service, any lifetime required minimum distribution payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal.


If you elect either the Maximum payment plan or the Customized payment plan AND our Automatic RMD service, we will make an extra payment, if necessary, on December 1st that will equal your lifetime required minimum distribution less all payments made through November 30 and any scheduled December payment. The combined automatic plan payments and lifetime required minimum distribution payment will not be treated as Excess withdrawals, if applicable. However, if you take any partial withdrawals in addition to your lifetime required minimum distribution and automatic payment plan payments, your applicable automatic payment plan will be terminated. The partial withdrawal may cause an Excess withdrawal and may be subject to a withdrawal charge. You may enroll in the plan again at any time, but the scheduled payments will not resume until the next contract date anniversary. Further, your GWBL benefit base and Guaranteed annual withdrawal amount may be reduced. See "Effect of Excess Withdrawals" in "Contract features and benefits" earlier in this Prospectus.

If you elect our Automatic RMD service and elect to take your Guaranteed annual withdrawal amount in partial withdrawals, we will make a payment, if necessary, on December 1st that will equal your required minimum distribution less all withdrawals made through November 30. Any RMD payment we make to you under our Automatic RMD service will not be treated as an Excess withdrawal; however, any other withdrawals in the same contract year may be treated as Excess withdrawals even if those withdrawals are less than your lifetime required minimum distribution payment.


FOR CONTRACTS WITH THE GUARANTEED MINIMUM INCOME BENEFIT. The no lapse guarantee will not be terminated if a required minimum distribution payment using our automatic RMD service causes your cumulative withdrawals in the contract year to exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year or in the first contract year, all contributions received within the first 90 days).


Owners of tax-qualified contracts (IRA, TSA and QP) generally should not reset the Roll-Up benefit base if lifetime required minimum distributions must begin before the end of the new exercise waiting period. See "Guaranteed minimum death benefit/Guaranteed minimum income benefit Roll-Up benefit base reset." in "Contract features and benefits" earlier in this Prospectus.



HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If there is insufficient value or no value in the variable investment options and the guaranteed interest option, any additional amount of the withdrawal required or the total amount of the withdrawal will be withdrawn from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to withdrawals from the fixed maturity options.


HOW WITHDRAWALS AFFECT YOUR GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT AND PRINCIPAL GUARANTEE BENEFITS

In general, withdrawals (including RMDs) will reduce your guaranteed benefits on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current benefit by the same percentage. For example, if your account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If your benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 X .40) and your new benefit after the withdrawal would be $24,000 ($40,000-$16,000).


For purposes of calculating the adjustment to your guaranteed benefits, the amount of the withdrawal will include the amount of any applicable withdrawal charge. Using the example above, the $12,000 withdrawal would include the withdrawal amount paid to you and the amount of any applicable withdrawal charge deducted from your account value. For more information on the calculation of the charge, see "Withdrawal charge" later in the Prospectus.

With respect to the Guaranteed minimum income benefit and the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, withdrawals (including any applicable withdrawal charges) will reduce each of the benefits' 6% Roll-Up to age 85 benefit base on a dollar-for-dollar basis, as long as the sum of withdrawals in a contract year is 6% or less of the 6% Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later. For this purpose, in the first contract year, all contributions received in the first 90 days after contract issue will be considered to have been received on the first day of the contract year. In subsequent contract years, additional contributions made during the contract year do not affect the amount of the withdrawals that can be taken on a dollar-for-dollar basis in that contract year. Once a withdrawal is taken that causes the sum of withdrawals in a contract year to exceed 6% of the benefit base on the most recent anniversary, that entire withdrawal (including RMDs) and any subsequent withdrawals in that same contract year will reduce the benefit base pro rata. Reduction on a dollar-for-dollar basis means that your 6% Roll-Up to age 85 benefit base will be reduced by the dollar amount of the withdrawal for each Guaranteed benefit. The Annual Ratchet to age 85 benefit base will always be reduced on a pro rata basis.



HOW WITHDRAWALS AFFECT YOUR GWBL AND GWBL GUARANTEED MINIMUM DEATH BENEFIT

Your GWBL benefit base is not reduced by withdrawals until a withdrawal causes cumulative withdrawals in a contract year to exceed the Guaranteed annual withdrawal amount. Withdrawals that exceed the Guaranteed annual withdrawal amount, however, can significantly reduce your benefit base and GWBL Guaranteed annual withdrawal amount. For more information, see "Effect of Excess withdrawals" and "Other important considerations" under "Our Guaranteed withdrawal benefit for life ("GWBL") " in "Contract features and benefits" earlier in this Prospectus.


                                                        Accessing your money  51

Your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a dollar-for-dollar basis up to the Guaranteed annual withdrawal amount. Once a withdrawal causes cumulative withdrawals in a contract year to exceed your Guaranteed annual withdrawal amount, however, your GWBL Standard death benefit base and GWBL Enhanced death benefit base are reduced on a pro rata basis. If the reduced GWBL Enhanced death benefit base is greater than your account value (after the Excess withdrawal), we will further reduce your GWBL Enhanced death benefit base to equal your account value.

For purposes of calculating your GWBL and GWBL Guaranteed minimum death benefit amount, the amount of the Excess withdrawal will include the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information on calculation of the charge, see "Withdrawal charge" later in the Prospectus.



WITHDRAWALS TREATED AS SURRENDERS

If you withdraw more than 90% of a contract's current cash value, we will treat it as a request to surrender the contract for its cash value. In addition, we have the right to pay the cash value and terminate this contract if no contributions are made during the last three completed contract years, and the account value is less than $500, or if you make a withdrawal that would result in a cash value of less than $500. The rules in the preceding sentence do not apply if the Guaranteed minimum income benefit no lapse guarantee is in effect on your contract. See "Surrendering your contract to receive its cash value" below. For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

SPECIAL RULES FOR THE GUARANTEED WITHDRAWAL BENEFIT FOR LIFE. We will not treat a withdrawal request that results in a withdrawal in excess of 90% of the contract's cash value as a request to surrender the contract unless it is a GWBL Excess withdrawal. In addition, we will not terminate your contract if either your account value or cash value falls below $500, unless it is due to a GWBL Excess withdrawal. In other words, if you take a GWBL Excess withdrawal that equals more than 90% of your cash value or reduces your cash value to less than $500, we will treat your request as a surrender of your contract even if your GWBL benefit base is greater than zero. Please also see "Insufficient account value" in "Determining your contract value" earlier in this Prospectus. Please also see "Guaranteed withdrawal benefit for life" in "Contract features and benefits," earlier in this Prospectus, for more information on how withdrawals affect your guaranteed benefits and could potentially cause your contract to terminate.


LOANS UNDER ROLLOVER TSA CONTRACTS

You may take loans from a Rollover TSA unless restricted by the employer who provided the Rollover TSA funds. If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the funds told us when you purchased your contract. The employer must also tell us whether special employer plan rules of the Employee Retirement Income Security Act of 1974 ("ERISA") apply. We will not permit you to take a loan while you are enrolled in our "automatic required minimum distribution (RMD) service."

You should read the terms and conditions on our loan request form carefully before taking out a loan. Under Rollover TSA contracts subjected to ERISA, you may only take a loan with the written consent of your spouse. If you elect the GWBL option or a PGB, loans are not permitted. Your contract contains further details of the loan provision. Please see Appendix VII later in this Prospectus for any state restrictions you may be subject to if you take a loan from a Rollover TSA contract. Also, see "Tax information" later in this Prospectus, for general rules applicable to loans.

We will permit you to have only one loan outstanding at a time. The minimum loan amount is $1,000. The maximum amount is $50,000 or, if less, 50% of your account value, subject to any limits under the federal income tax rules. The term of the loan is five years. However, if you use the loan to acquire your primary residence, the term is 10 years. The term may not extend beyond the earliest of:

(1) the date annuity payments begin,

(2) the date the contract terminates, and


(3) the date a death benefit is paid (the outstanding loan, including any accrued but unpaid loan interest, will be deducted from the death benefit amounts).


A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received. Interest will accrue daily on your outstanding loan at a rate we set. The loan interest rate will be equal to the Moody's Corporate Bond Yield Averages for Baa bonds for the calendar month ending two months before the first day of the calendar quarter in which the rate is determined.


LOAN RESERVE ACCOUNT. On the date your loan is processed, we will transfer the amount of your loan to the "loan reserve account". Unless you specify otherwise, we will subtract your loan on a pro rata basis from your value in the variable investment options and the guaranteed interest option. If those amounts are insufficient, any additional amount of the loan will be subtracted from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment may apply.


For the period of time your loan is outstanding, the loan reserve account rate we will credit will equal the loan interest rate minus a maximum rate of 2%. On each contract date anniversary after the date the loan is processed, we will transfer the amount of interest earned in the loan reserve account to the variable investment options on a pro rata basis. When you make a loan repayment, unless you specify otherwise, we will transfer the dollar amount of the loan repaid from the loan reserve account to the investment options according to the allocation percentages we have on our records. Loan repayments are not considered contributions and therefore are not eligible for additional credits.


The tax consequences of failure to repay a loan when due are substantial, and may result in severe restrictions on your ability to borrow amounts under any plans of your employer in the future.



52  Accessing your money

SURRENDERING YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while an owner is living (or for contracts with non-natural owners while the annuitant is living) and before you begin to receive annuity payments. (Rollover TSA contracts may have restrictions). For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information.


All benefits under the contract will terminate as of the date we receive the required information, including the Guaranteed withdrawal benefit for life (if applicable), if your cash value is greater than your Guaranteed annual withdrawal amount remaining that year. If your cash value is not greater than your Guaranteed annual withdrawal amount remaining that year, then you will receive a supplementary life annuity contract. For more information, please see "Effect of your account value falling to zero" in "Contract features and benefits" earlier in this Prospectus. Also, if the Guaranteed minimum income benefit no lapse guarantee is in effect, the benefit will terminate without value if your cash value plus any other withdrawals taken in the contract year exceed 6% of the Roll- Up benefit base (as of the beginning of the contract year). For more information, please see "Insufficient account value" in "Determining your contract value" and "the Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. For the tax consequences of surrenders, see "Tax information" later in this Prospectus.


WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1) the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.


We can defer payment of any portion of your value in the guaranteed interest option and fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 10 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery or wire transfer service at your expense.


YOUR ANNUITY PAYOUT OPTIONS


Deferred annuity contracts such as Accumulator(R) Plus(SM) provide for conversion to payout status at or before the contract's "maturity date." This is called annuitization. When your contract is annuitized, your Accumulator(R) Plus(SM) contract and all its benefits will terminate and you will receive a supplemental annuity payout contract ("payout option") that provides periodic payments for life or for a specified period of time. In general, the periodic payment amount is determined by the account value or cash value of your Accumulator(R) Plus(SM) contract at the time of annuitization and the annuity purchase factor to which that value is applied, as described below. Alternatively, if you have a Guaranteed minimum income benefit, you may exercise your benefit in accordance with its terms.


Your Accumulator(R) Plus(SM) contract guarantees that upon annuitization, your annuity account value will be applied to a guaranteed annuity purchase factor for a life annuity payout option. In addition, you may apply your account value or cash value, whichever is applicable, to any other annuity payout option that we may offer at the time of annuitization. We currently offer you several choices of annuity payout options. Some enable you to receive fixed annuity payments which can be either level or increasing, and others enable you to receive variable annuity payments. Please see Appendix VII later in this Prospectus for variations that may apply to your state.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own or the owner's and annuitant's ages at contract issue. In addition, if you are exercising your Guaranteed minimum income benefit, your choice of payout options are those that are available under the Guaranteed minimum income benefit (see "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus). If you elect the Guaranteed withdrawal benefit for life and choose to annuitize your contract, the Guaranteed withdrawal benefit for life will terminate without value even if your GWBL benefit base is greater than zero. Payments you receive under the annuity payout option you select may be less than you would have received under GWBL. See "Guaranteed withdrawal benefit for life" in "Contract features and benefits" earlier in this Prospectus for further information.



--------------------------------------------------------------------------------
Fixed annuity payout options           Life annuity
                                       Life annuity with period
                                         certain
                                       Life annuity with refund
                                         certain
                                       Period certain annuity
--------------------------------------------------------------------------------
Variable Immediate Annuity             Life annuity
   payout options                      Life annuity with period
                                         certain
--------------------------------------------------------------------------------
Income Manager(SM) payout options      Life annuity with period
   (available for owners and annu-       certain
   itants age 83 or less at contract   Period certain annuity
   issue)
--------------------------------------------------------------------------------
o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of


                                                        Accessing your money  53
  benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy. A life annuity with a period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case, the period certain will be based on the annuitant's age and will not exceed 10 years.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guaranteed period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide you with details.


FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisers Trust . The contract also offers a fixed income annuity payout option that can be elected in combination with the variable annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

INCOME MANAGER(SM) PAYOUT OPTIONS

The Income Manager(SM) payout annuity contracts differ from the other payout annuity contracts. The other payout annuity contracts may provide higher or lower income levels, but do not have all the features of the Income Manager(SM) payout annuity contract. You may request an illustration of the Income Manager(SM) payout annuity contract from your financial professional. Income Manager(SM) payout options are described in a separate prospectus that is available from your financial professional. Before you select an Income Manager(SM) payout option, you should read the prospectus which contains important information that you should know.

Both NQ and IRA Income Manager(SM) payout options provide guaranteed level payments. The Income Manager(SM) (life annuity with period certain) also provides guaranteed increasing payments (NQ contracts only). You may not elect an Income Manager(SM) payout option without life contingencies unless withdrawal charges are no longer in effect under your Accumulator(R) Plus(SM).

For QP and Rollover TSA contracts, if you want to elect an Income Manager(SM) payout option, we will first roll over amounts in such contract to a Rollover IRA contract with the plan participant as owner. You must be eligible for a distribution under the QP or Rollover TSA contract.

You may choose to apply your account value of your Accumulator(R) Plus(SM) contract to an Income Manager(SM) payout annuity. In this case, we will consider any amounts applied as a withdrawal from your Accumulator(R) Plus(SM). For the tax consequences of withdrawals, see "Tax information" later in this Prospectus.

The Income Manager(SM) payout options are not available in all states.


If you purchase an Income Manager(SM) contract in connection with the exercise of the Guaranteed minimum income option, different payout options may apply, as well as various other differences. See "Guaranteed minimum income benefit option" in "Contract features and benefits" earlier in this Prospectus, as well as the Income Manager(SM) prospectus.



THE AMOUNT APPLIED TO PURCHASE AN ANNUITY PAYOUT OPTION


The amount applied to purchase an annuity payout option varies, depending on the payout option that you choose, and the timing of your purchase as it relates to any withdrawal charges. If amounts in a fixed maturity option are used to purchase any annuity payout option prior to the maturity date, a market value adjustment will apply.


For the fixed annuity payout options and Variable Immediate Annuity payout options, no withdrawal charge is imposed if you select a life annuity, life annuity with period certain or life annuity with refund certain.


The withdrawal charge applicable under your Accumulator(R) Plus(SM) is imposed if you select a non-life contingent period certain payout annuity. If the period certain is more than 5 years, then the withdrawal charge deducted will not exceed 5% of the account value.


For the Income Manager(SM) payout life contingent options, no withdrawal charge is imposed under the Accumulator(R) Plus(SM). If the withdrawal charge that otherwise would have been applied to your


54  Accessing your money
account value under your Accumulator(R) Plus(SM) is greater than 2% of the contributions that remain in your contract at the time you purchase your payout option, the withdrawal charges under the Income Manager(SM) will apply. The year in which your account value is applied to the payout option will be "contract year 1."


SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. The contract owner and annuitant must meet the issue age and payment requirements.

You can choose the date annuity payments begin from the Accumulator(R) Plus(SM) contract. Generally, the date annuity payments begin may not be earlier than five years (in a limited number of jurisdictions this requirement may be more or less than 5 years) from the contract date. Please see Appendix VII later in this Prospectus for information on state variations. Except with respect to Income Manager(SM) annuity payout options, where payments are made on the 15th day of each month, you can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month. Also, that date may not be later than the annuity maturity date described below.


If you start receiving annuity payments within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years. Please see Appendix VII later in this Prospectus for information on state variations.

The amount of the annuity payments will depend on the amount applied to purchase the annuity and the applicable annuity purchase factors, discussed earlier. The amount of each annuity payment will be less with a greater frequency of payments, or with a longer duration of a non-life contingent annuity or a longer certain period of a life contingent annuity. Once elected, the frequency with which you receive payments cannot be changed.


If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

If you select an annuity payout option and payments have begun, no change can be made other than: (i) transfers (if permitted in the future) among the variable investment options if a Variable Immediate Annuity payout option is selected; and (ii) withdrawals or contract surrender (subject to a market value adjustment) if an Income Manager(SM) annuity payout option is chosen.


ANNUITY MATURITY DATE


Your contract has a maturity date by which you must either take a lump sum payment or select an annuity payout option. The maturity date is based on the age of the original annuitant at contract issue and cannot be changed even if you name a new annuitant. The maturity date is generally the contract date anniversary that follows the annuitant's 95th birthday. We will send a notice with the annual statement one year prior to the maturity age.

If you elect the Guaranteed withdrawal benefit for life and your contract is annuitized at maturity, we will offer an annuity payout option that guarantees you will receive payments for life that are at least equal to what you would have received under the Guaranteed withdrawal benefit for life. As described in "Contract features and benefits" under "Guaranteed withdrawal benefit for life," these payments will have the potential to increase with favorable investment performance. Any remaining Guaranteed minimum death benefit value will be transferred to the annuity payout contract as your "minimum death benefit." If the enhanced death benefit had been elected, its value as of the date the annuity payout contract is issued will become your minimum death benefit, and it will no longer increase. The minimum death benefit will be reduced dollar for dollar by each payment. If you die while there is any minimum death benefit remaining, it will be paid to your beneficiary.


Please see Appendix VII later in this Prospectus for variations that may apply in your state.


                                                        Accessing your money  55

5. Charges and expenses

--------------------------------------------------------------------------------

CHARGES THAT AXA EQUITABLE DEDUCTS
We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o A mortality and expense risks charge

o An administrative charge

o A distribution charge

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o On each contract date anniversary -- an annual administrative charge, if applicable.

o At the time you make certain withdrawals or surrender your contract -- a withdrawal charge.


o On each contract date anniversary -- a charge for each optional benefit that you elect: a death benefit (other than the Standard and GWBL Standard death benefit); the Guaranteed minimum income benefit; the Guaranteed withdrawal benefit for life; and the Earnings enhancement benefit.


o On any contract date anniversary on which you are participating in a PGB -- a charge for a PGB.

o At the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply.

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" later in this section.

The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise, we will incur a loss.

The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this Prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray, a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk. Nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the policies.

To help with your retirement planning, we may offer other annuities with different charges, benefits, and features. Please contact your financial professional for more information.


SEPARATE ACCOUNT ANNUAL EXPENSES

Mortality and expense risks charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the Standard death benefit. The daily charge is equivalent to an annual rate of 0.95% of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity income than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. Lastly, we assume a mortality risk to the extent that at the time of death, the Guaranteed minimum death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contract features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.

Administrative charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for administrative expenses under the contracts. The daily charge is equivalent to an annual rate of 0.35% of the net assets in each variable investment option.

Distribution charge. We deduct a daily charge from the net assets in each variable investment option to compensate us for a portion of our sales expenses under the contracts. The daily charge is equivalent to an annual rate of 0.25% of the net assets in each variable investment option.


ANNUAL ADMINISTRATIVE CHARGE

We deduct an administrative charge from your account value on each contract date anniversary. We deduct the charge if your account value on the last business day of the contract year is less than $50,000. If your account value on such date is $50,000 or more, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your account value. The charge is $30 for contract years three and later.

We will deduct this charge from your value in the variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if available) in the order of the earliest


56  Charges and expenses
maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.


WITHDRAWAL CHARGE


A withdrawal charge applies in two circumstances: (1) if you make one or more withdrawals during a contract year that, in total, exceed the 10% free withdrawal amount, described below, or (2) if you surrender your contract to receive its cash value or apply your cash value to a non life contingent annuity payout option. For more information about the withdrawal charge if you select an annuity payout option, see "Your annuity payout options--The amount applied to purchase an annuity payout option" in "Accessing your money" earlier in the Prospectus. A portion of this charge also compensates us for the contract credit. For a discussion of the credit, see "Credits" in "Contracts features and benefits" earlier in this Prospectus. We expect to make a profit from this charge.


The withdrawal charge equals a percentage of the contributions withdrawn. We do not consider credits to be contributions. Therefore, there is no withdrawal charge associated with a credit.

The percentage of the withdrawal charge that applies to each contribution depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:



--------------------------------------------------------------------------------
                              Contract year
--------------------------------------------------------------------------------
                    1     2     3     4     5     6     7     8    9+
--------------------------------------------------------------------------------
   Percentage of
     contribution   8%    8%    7%    7%    6%    5%    4%    3%    0%
--------------------------------------------------------------------------------


For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1" and the withdrawal charge is reduced or expires on each applicable contract date anniversary. Amounts withdrawn up to the free withdrawal amount are not considered withdrawals of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under your contract as withdrawn first. See "Tax information" later in this Prospectus.

In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to the same withdrawal charge percentage. We deduct the charge in proportion to the amount of the withdrawal subtracted from each variable investment option. The withdrawal charge helps cover our sales expenses.

For purposes of calculating reductions in your guaranteed benefits and associated benefit bases, the withdrawal amount includes both the withdrawal amount paid to you and the amount of the withdrawal charge deducted from your account value. For more information, see "Guaranteed minimum death benefit and Guaranteed minimum income benefit base" and "How withdrawals affect your Guaranteed minimum income benefit and Guaranteed minimum death benefit" earlier in the Prospectus.

The withdrawal charge does not apply in the circumstances described below.


10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the beginning of each contract year. In the first contract year, the 10% free withdrawal amount is determined using all contributions received in the first 90 days of the contract year. Additional contributions during the contract year do not increase your 10% free withdrawal amount. The 10% free withdrawal amount does not apply if you surrender your contract except where required by law.


CERTAIN WITHDRAWALS. If you elected the Guaranteed minimum income benefit and/or the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount. Also, a withdrawal charge does not apply to a withdrawal that exceeds 6% of the beginning of contract year 6% Roll-Up to age 85 benefit base as long as it does not exceed the free withdrawal amount. If your withdrawal exceeds the amount described above, this waiver is not applicable to that withdrawal, or to any subsequent withdrawal for the life of the contract.

If you elect the Guaranteed withdrawal benefit for life, we will waive any withdrawal charge for any withdrawals during the contract year up to the Guaranteed annual withdrawal amount, even if such withdrawals exceed the free withdrawal amount. However, each withdrawal reduces the free withdrawal amount for that contract year by the amount of the withdrawal. Also, a withdrawal charge does not apply to a withdrawal that exceeds the Guaranteed annual withdrawal amount as long as it does not exceed the free withdrawal amount. Withdrawal charges, if applicable, are applied to the amount of the withdrawal that exceeds both the free withdrawal amount and the Guaranteed annual withdrawal amount.


DISABILITY, TERMINAL ILLNESS, OR CONFINEMENT TO NURSING HOME. The withdrawal charge also does not apply if:

    (i) An owner (or older joint owner, if applicable) has qualified to receive Social Security disability benefits as certified by the Social Security Administration; or

    (ii) We receive proof satisfactory to us (including certification by a licensed physician) that an owner's (or older joint owner's, if applicable) life expectancy is six months or less; or

    (iii) An owner (or older joint owner, if applicable) has been con-


                                                        Charges and expenses  57
         fined to a nursing home for more than 90 days (or such other period, as required in your state) as verified by a licensed physician. A nursing home for this purpose means one that is (a) approved by Medicare as a provider of skilled nursing care service, or (b) licensed as a skilled nursing home by the state or territory in which it is located (it must be within the United States, Puerto Rico, or U.S. Virgin Islands) and meets all of the following:

         -- its main function is to provide skilled, intermediate, or custodial nursing care;

         -- it provides continuous room and board to three or more persons;

         -- it is supervised by a registered nurse or licensed practical nurse;

         -- it keeps daily medical records of each patient;

         -- it controls and records all medications dispensed; and

         -- its primary service is other than to provide housing for residents.

We reserve the right to impose a withdrawal charge, in accordance with your contract and applicable state law, if the conditions as described in (i), (ii) or (iii) above existed at the time a contribution was remitted or if the condition that began within 12 months of the period following remittance. Some states may not permit us to waive the withdrawal charge in the above circumstances, or may limit the circumstances for which the withdrawal charge may be waived. Your financial professional can provide more information or you may contact our processing office.


GUARANTEED MINIMUM DEATH BENEFIT CHARGE

ANNUAL RATCHET TO AGE 85. If you elect the Annual Ratchet to age 85 enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.25% of the Annual Ratchet to age 85 benefit base.


GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.65% of the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 benefit base.

GWBL ENHANCED DEATH BENEFIT. This death benefit is only available if you elect the GWBL option. If you elect this enhanced death benefit, we deduct a charge annually from your account value on each contract date anniversary. The charge is equal to 0.30% of the GWBL Enhanced death benefit base.

We will deduct this charge from your value in the variable investment options (or, if applicable, the permitted variable investment options) and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options (if applicable) in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.

STANDARD DEATH BENEFIT AND GWBL STANDARD DEATH BENEFIT. There is no additional charge for these standard death benefits.


PRINCIPAL GUARANTEE BENEFITS CHARGE


If you purchase a PGB, we deduct a charge annually from your account value on each contract date anniversary on which you are participating in a PGB. The charge is equal 0.50% of the account value for the 100% Principal guarantee benefit and 0.75% of the account value for the 125% Principal guarantee benefit. We will continue to deduct the charge until your benefit maturity date. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state) on a pro rata basis. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE

If you elect the Guaranteed minimum income benefit, we deduct a charge annually from your account value on each contract date anniversary until such time as you exercise the Guaranteed minimum income benefit, elect another annuity payout option or the contract date anniversary after the annuitant reaches age 85, whichever occurs first. The charge is equal to 0.65% of the applicable benefit base in effect on the contract date anniversary.


We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis (see Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state). If those amounts are still insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. A market value adjustment will apply to deductions from the fixed maturity options. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.


58  Charges and expenses

EARNINGS ENHANCEMENT BENEFIT CHARGE


If you elect the Earnings enhancement benefit, we deduct a charge annually from your account value on each contract date anniversary for which it is in effect. The charge is equal to 0.35% of the account value on each contract date anniversary. We will deduct this charge from your value in the variable investment options and the guaranteed interest option on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the fixed maturity options in the order of the earliest maturity date(s) first. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year. A market value adjustment will apply to deductions from the fixed maturity options.


If your account value is insufficient to pay this charge, your contract will terminate without value and you will lose any applicable guaranteed benefits except as noted under "Insufficient account value" in "Determining your contract value" earlier in this Prospectus.


GUARANTEED WITHDRAWAL BENEFIT FOR LIFE BENEFIT CHARGE


If you elect the Guaranteed withdrawal benefit for life ("GWBL"), we deduct a charge annually as a percentage of your GWBL benefit base on each contract date anniversary. If you elect the Single Life option, the charge is equal to 0.60%. If you elect the Joint Life option, the charge is equal to 0.75%. We will deduct this charge from your value in the permitted variable investment options and the guaranteed interest option on a pro rata basis. (See Appendix VII later in this Prospectus to see if deducting this charge from the guaranteed interest option is permitted in your state.) If the contract is surrendered or annuitized or a death benefit is paid, on a date other than a contract date anniversary, we will deduct a pro rata portion of the charge for that year.

GWBL BENEFIT BASE ANNUAL RATCHET CHARGE. If your GWBL benefit base ratchets, we reserve the right to raise the charge at the time of an Annual Ratchet. The maximum charge for the GWBL Single Life option is 0.75%. The maximum charge for the Joint Life option is 0.90%. The increased charge, if any, will apply as of the contract date anniversary on which your GWBL benefit base ratchets and on all contract date anniversaries thereafter. We will permit you to opt out of the ratchet if the charge increases.


For Joint life contracts, if the successor owner or joint annuitant is dropped before you take your first withdrawal, we will adjust the charge at that time to reflect a Single life. If the successor owner or joint annuitant is dropped after withdrawals begin, the charge will continue based on a Joint life basis.


CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.


VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We currently deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity Payout option. This option may not be available at the time you elect to annuitize or it may have a different charge.


CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o Management fees ranging from 0.05% to 1.40%.

o 12b-1 fees of either 0.25% or 0.35%.


o Operating expenses, such as trustees' fees, independent public accounting firms' fees, legal counsel fees, administrative service fees, custodian fees and liability insurance.

o Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. Certain portfolios available under the contract in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively, the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. For more information about these charges, please refer to the prospectuses for the Trusts.


GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge or change the minimum initial contribution requirements. We also may change the Guaranteed minimum income benefit or the Guaranteed minimum death benefit, or offer variable investment options that invest in shares of the Trusts that are not subject to the 12b-1 fee. If permitted under the terms of our exemptive order regarding Accumulator(R) Plus(SM) bonus feature, we may also change the crediting percentage that applies to contributions. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for Rollover IRA and Roth Conversion IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these


                                                        Charges and expenses  59
rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

Group or sponsored arrangements may be governed by federal income tax rules, ERISA or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.


OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


60  Charges and expenses

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT
You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective as of the date the written request is executed, whether or not you are living on the date the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request.

Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary. You may be limited as to the beneficiary you can designate in a Rollover TSA contract. In a QP contract, the beneficiary must be the trustee. Where an NQ contract is owned for the benefit of a minor pursuant to the Uniform Gift to Minors Act or the Uniform Transfers to Minors Act, the beneficiary must be the estate of the minor. Where an IRA contract is owned in a custodial individual retirement account, the custodian must be the beneficiary.

The death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) or, if greater, the applicable Guaranteed minimum death benefit. In either case, the death benefit is increased by any amount applicable under the Earnings enhancement benefit. We determine the amount of the death benefit (other than the applicable Guaranteed minimum death benefit) and any amount applicable under the Earnings enhancement benefit, as of the date we receive satisfactory proof of the owner's (or older joint owner's, if applicable) death, any required instructions for the method of payment, forms necessary to effect payment and any other information we may require. The account value used to determine the death benefit and the Earnings enhancement benefit will first be reduced by the amount of any Credits applied in the one-year period prior to the owner's (or older joint owner's, if applicable) death. The amount of the applicable Guaranteed minimum death benefit will be such Guaranteed minimum death benefit as of the date of the owner's (or older joint owner's, if applicable) death adjusted for any subsequent withdrawals. For Rollover TSA contracts with outstanding loans, we will reduce the amount of the death benefit by the amount of the outstanding loan, including any accrued but unpaid interest on the date that the death benefit payment is made.

Your beneficiary designation may specify the form of death benefit payout (such as a life annuity), provided the payout you elect is one that we offer both at the time of designation and when the death benefit is payable. In general, the beneficiary will have no right to change the election. You should be aware that
(i) in accordance with current federal income tax rules, we apply a predetermined death benefit annuity payout election only if payment of the death benefit amount begins within one year following the date of death, which payment may not occur if the beneficiary has failed to provide all required information before the end of that period, (ii) we will not apply the predetermined death benefit payout election if doing so would violate any federal income tax rules or any other applicable law, and (iii) a beneficiary or a successor owner who continues the contract under one of the continuation options described below will have the right to change your annuity payout election.

In general, if the annuitant dies, the owner (or older joint owner, if applicable) will become the annuitant, and the death benefit is not payable.


EFFECT OF THE OWNER'S DEATH


In general, if the owner dies while the contract is in force, the contract terminates and the applicable death benefit is paid. If the contract is jointly owned, the death benefit is payable upon the death of the older owner. If the contract has a non-natural owner, the death benefit is payable upon the death of the annuitant. For Joint life contracts with GWBL, the death benefit is paid to the beneficiary at the death of the second to die of the owner and successor owner, or the annuitant and joint annuitant, as applicable.

There are various circumstances, however, in which the contract can be continued by a successor owner or under a Beneficiary continuation option ("BCO"). For contracts with spouses who are joint owners, the surviving spouse will automatically be able to continue the contract under the "Spousal continuation" feature or under our Beneficiary continuation option, as discussed below. For contracts with non-spousal joint owners, the joint owner will be able to continue the contract as a successor owner subject to the limitations discussed below under "Non-spousal joint owner contract continuation." If you are the sole owner and your spouse is the sole primary beneficiary, your surviving spouse can continue the contract as a successor owner as discussed below, under "Spousal continuation" or under our Beneficiary continuation option, as discussed below.


If the beneficiary is not the surviving spouse or if the surviving joint owner is not the surviving spouse, federal income tax rules generally require payments of amounts under the contract to be made within five years of an owner's death (the "5-year rule"). In certain cases, an individual beneficiary or non-spousal surviving joint owner may opt to receive payments over his/her life (or over a period not in excess of his/her life expectancy) if payments commence within one year of the owner's death. Any such election must be made in accordance with our rules at the time of death. If the beneficiary of a contract with one owner or a younger non-spousal joint owner continues the contract under the 5-year rule, in general, all guaranteed benefits and their charges will end. If a PGB election is in effect upon your death with a benefit maturity date of less than five years from the date of death, it will remain in effect. For more information on non-spousal joint owner contract continuation, see the section immediately below.


NON-SPOUSAL JOINT OWNER CONTRACT CONTINUATION

Upon the death of either owner, the surviving joint owner becomes the sole owner.


                                                    Payment of death benefit  61

Any death benefit (if the older owner dies first) or cash value (if the younger owner dies first) must be fully paid to the surviving joint owner within five years. The surviving owner may instead elect to receive a life annuity, provided payments begin within one year of the deceased owner's death. If the life annuity is elected, the contract and all benefits terminate.

If the older owner dies first, we will increase the account value to equal the Guaranteed minimum death benefit, if higher, and by the value of the Earnings enhancement benefit. The surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions. If the contract continues, the Guaranteed minimum death benefit and charge and the Guaranteed minimum income benefit and charge will then be discontinued. Withdrawal charges will no longer apply, and no additional contributions will be permitted.

If the younger owner dies first, the surviving owner can elect to (1) take a lump sum payment; (2) annuitize within one year; (3) continue the contract for up to five years; or (4) continue the contract under the Beneficiary continuation option. If the contract continues, the death benefit is not payable, and the Guaranteed minimum death benefit and the Earnings enhancement benefit, if applicable, will continue without change. If the Guaranteed minimum income benefit cannot be exercised within the period required by federal tax laws, the benefit and charge will terminate as of the date we receive proof of death. Withdrawal charges will continue to apply and no additional contributions will be permitted.

Upon the death of either owner, if the surviving owner elects the 5-year rule and a PGB was in effect upon the owner's death with a maturity date of more than five years from the date of death, we will terminate the benefit and the charge.


SPOUSAL CONTINUATION

If you are the contract owner and your spouse is the sole primary beneficiary or you jointly own the contract with your spouse, your spouse may elect to continue the contract as successor owner upon your death. Spousal beneficiaries (who are not also joint owners) must be 85 or younger as of the date of the deceased spouse's death in order to continue the contract under Spousal continuation.

The younger spouse joint owner (for NQ contracts only) or the spouse beneficiary (under a Single owner contract), may elect to receive the death benefit or continue the contract, as follows:

o As of the date we receive satisfactory proof of your death, any required instructions, information and forms necessary, we will increase the account value to equal the elected Guaranteed minimum death benefit as of the date of your death if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit , and adjusted for any subsequent withdrawals. If any contributions are made during the one-year period prior to the owner's death, the account value will first be reduced by any Credits applied to any such contributions. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

o In general, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made.

o The applicable Guaranteed minimum death benefit option may continue as follows:

     o If the surviving spouse is age 75 or younger on the date of your death, and you were age 84 or younger at death, the Guaranteed minimum death benefit you elected continues and will continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     o If the surviving spouse is age 75 or younger on the date of your death, and you were age 85 or older at death, we will reinstate the Guaranteed minimum death benefit you elected. The benefit base (which had previously been frozen at age 85) will now continue to grow according to its terms until the contract date anniversary following the date the surviving spouse reaches age 85.

     o If the surviving spouse is age 76 or over on the date of your death, the Guaranteed minimum death benefit and charge will be discontinued.

     o If the Guaranteed minimum death benefit continues, the Guaranteed minimum death benefit/Guaranteed minimum income benefit roll-up benefit base reset, if applicable, will be based on the surviving spouse's age at the time of your death. The next available reset will be based on the contract issue date or last reset, as applicable.

     o For single owner contracts with the GWBL Enhanced death benefit, we will discontinue the benefit and charge. However, we will freeze the GWBL Enhanced death benefit base as of the date of your death (less subsequent withdrawals), and pay it upon your spouse's death.

o The Earnings enhancement benefit will be based on the surviving spouse's age at the date of the deceased spouse's death for the remainder of the life of the contract. If the benefit had been previously frozen because the older spouse had attained age 80, it will be reinstated if the surviving spouse is age 75 or younger. The benefit is then frozen on the contract date anniversary after the surviving spouse reaches age 80. If the surviving spouse is age 76 or older, the benefit and charge will be discontinued.

o If elected, PGB continues and is based on the same benefit maturity date and guaranteed amount that was guaranteed.

o The Guaranteed minimum income benefit may continue if the benefit had not already terminated and the benefit will be based on the surviving spouse's age at the date of the deceased spouse's death. See "Guaranteed minimum income benefit" in "Contract features and benefits" earlier in this Prospectus.


62  Payment of death benefit

o If you elect the Guaranteed withdrawal benefit for life on a Joint life basis, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse. Withdrawal charges will continue to apply to all contributions made prior to the deceased spouse's death. No additional contributions will be permitted. If you elect the Guaranteed withdrawal benefit for life on a Single life basis, the benefit and charge will terminate.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

Where an NQ contract is owned by a Living Trust, as defined in the contract, and at the time of the annuitant's death the annuitant's spouse is the sole beneficiary of the Living Trust, the Trustee, as owner of the contract, may request that the spouse be substituted as annuitant as of the date of the annuitant's death. No further change of annuitant will be permitted.

Where an IRA contract is owned in a custodial individual retirement account, and your spouse is the sole beneficiary of the account, the custodian may request that the spouse be substituted as annuitant after your death.

For jointly owned NQ contracts, if the younger spouse dies first no death benefit is paid, and the contract continues as follows:

o The Guaranteed minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit continue to be based on the older spouse's age for the life of the contract.

o If the deceased spouse was the annuitant, the surviving spouse becomes the annuitant.

o If a PGB had been elected, the benefit continues and is based on the same benefit maturity date and guaranteed amount.

o If you elect the Guaranteed withdrawal benefit for life, the benefit and charge will remain in effect and no death benefit is payable until the death of the surviving spouse.

o The withdrawal charge schedule remains in effect.

If there is a change in owner or primary beneficiary, the Spousal continuation option will be terminated. If you divorce, Spousal continuation does not apply.



BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts, subject to state availability. Please speak with your financial professional or see Appendix VII later in this Prospectus for further information.

Where an IRA contract is owned in a custodial individual retirement account, the custodian may reinvest the death benefit in an individual retirement annuity contract, using the account beneficiary as the annuitant. Please speak with your financial professional for further information. For Joint life contracts with GWBL, BCO is only available after the death of the second owner.


BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. The beneficiary continuation option must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value, plus any amount applicable under the Earnings enhancement benefit feature, adjusted for any subsequent withdrawals. The account value, however, will first be reduced by any Credits applied in the one-year period prior to the owner's death.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 70-1/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for Required Minimum Distributions, as discussed later in this Prospectus in "Tax information" under "Individual retirement arrangements (IRAs)," the beneficiary may choose the "5-year rule" option instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o The contract continues in your name for the benefit of your beneficiary.

o The beneficiary replaces the deceased owner as annuitant.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.


                                                    Payment of death benefit  63

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges, if any, will apply.

o Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as Inherited annuity, may only be elected when the NQ contract owner dies before the annuity maturity date, whether or not the owner and the annuitant are the same person. For purposes of this discussion, "beneficiary" refers to the successor owner. This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts:

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o The beneficiary automatically replaces the existing annuitant.

o The contract continues in your name for the benefit of your beneficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the beneficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o If you had elected the Guaranteed minimum income benefit, an optional enhanced death benefit, a PGB, the Guaranteed withdrawal benefit for life or the GWBL Enhanced death benefit under the contract, they will no longer be in effect and charges for such benefits will stop. Also, any Guaranteed minimum death benefit feature will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary instead chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. If the beneficiary chooses "Withdrawal Option 1", the beneficiary cannot later withdraw funds in addition to the scheduled payments the beneficiary is receiving; "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. However, the scheduled payments under "Withdrawal Option 1" are afforded favorable tax treatment as "annuity payments." See "Taxation of nonqualified annuities" in "Tax Information" later in this Prospectus.

o Any partial withdrawals must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If the deceased is the owner or older joint owner:

o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the Beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value plus any amount applicable under the Earnings enhancement benefit, adjusted for any subsequent withdrawals.

o No withdrawal charges will apply to any withdrawals by the beneficiary.

If the deceased is the younger non-spousal joint owner:

o The annuity account value will not be reset to the death benefit amount.

o The contract's withdrawal charge schedule will continue to be applied to any withdrawal or surrender other than scheduled payments; the contract's free withdrawal amount will continue to apply to withdrawals but does not apply to surrenders.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceed the free withdrawal amount. See the "Withdrawal charges" in "Charges and expenses" earlier in this Prospectus.


64  Payment of death benefit

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW
In this part of the prospectus, we discuss the current federal income tax rules that generally apply to Accumulator(R) Plus(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA, Roth IRA, QP or TSA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT


Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs") and Code Section 403(b) Arrangements ("TSAs"), respectively: an IRA or 403(b) annuity contract such as this one, or an IRA or 403(b)(7) custodial or other qualified account. Annuity contracts can also be purchased in connection with retirement plans qualified under Code section 401 ("QP contracts"). How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as Accumulator(R) Plus'(SM) extra credit on each contribution, choice of death benefits, the Guaranteed withdrawal benefit for life benefit, the Guaranteed minimum income benefit, guaranteed interest option, fixed maturity options, selection of variable investment options, and its choices of payout options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans, TSAs and IRAs. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. You should consider the potential implication of these Regulations before you purchase this annuity contract or purchase additional features under this annuity contract. See also Appendix II at the end of this Prospectus for a discussion of QP contracts.


TRANSFERS AMONG VARIABLE INVESTMENT OPTIONS

You can make transfers among variable investment options inside the contract without triggering taxable income.


TAXATION OF NONQUALIFIED ANNUITIES


CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.


CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under the securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person). This provision does not apply to a trust which is a mere agent or nominee for an individual, such as a grantor trust.

All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


                                                             Tax information  65

TAXATION OF LIFETIME WITHDRAWALS IF YOU ELECT GUARANTEED WITHDRAWAL BENEFIT FOR LIFE

We treat Guaranteed annual withdrawals and other withdrawals as non-annuity payments for income tax purposes. These withdrawals are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable. It reduces the investment in the contract.


ANNUITY PAYMENTS

Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL")" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on life or life expectancy, are considered annuity payments for tax purposes. Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying taxes on it. This is your unrecovered investment in the contract.

Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.


PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.


EARNINGS ENHANCEMENT BENEFIT

In order to enhance the amount of the death benefit to be paid at the owner's death, you may purchase an Earnings enhancement benefit rider for your NQ contract. Although we regard this benefit as an investment protection feature which should have no adverse tax effect, it is possible that the IRS could take a contrary position or assert that the Earnings enhancement benefit rider is not part of the contract. In such a case, the charges for the Earnings enhancement benefit rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could be taxable, and for contract owners under age 59-1/2, also subject to a tax penalty. Were the IRS to take this position, Equitable would take all reasonable steps to attempt to avoid this result which could include amending the contract (with appropriate notice to you).


CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract or life insurance or endowment contract.

o the owner and the annuitant are the same under the source contract and the Accumulator(R) Plus(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in the contract, of the source contract carries over to the Accumulator(R) Plus(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreement between the carriers, and provision of cost basis information may be required to process this type of exchange.


Section 1035 exchanges are generally not available after the death of the owner.



SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.


DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH


For the rules applicable to death benefits, see "Payment of death benefit" earlier in this Prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.


Beneficiary continuation option

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for a prior similar version of the NQ contract. See the discussion "Beneficiary continuation option for NQ contracts only" in "Payment of death benefit" earlier in this Prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of


66  Tax information
  the Code, regardless of whether the beneficiary elects "Withdrawal Option 1" or "Withdrawal Option 2;"

o scheduled payments, any additional withdrawals under "Withdrawal Option 2," or contract surrenders under "Withdrawal Option 1" will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with "Withdrawal Option 1" will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing "Withdrawal Option 2" (whether scheduled payments or any withdrawal that might be taken).

The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.


EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 59-1/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or


o in the form of substantially equal periodic annuity payments for your life (or life expectancy), or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas. We do not anticipate that Guaranteed annual withdrawals made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before 59-1/2.



INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate Account 49. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account 49. The IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account 49, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account 49.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS)


GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically can include mutual funds and/or individual stocks and/or securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o Traditional IRAs, typically funded on a pre-tax basis, including SEP-IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans; and

o Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.

You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is


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usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as individual retirement annuities under Section 408(b) of the Internal Revenue Code. You may purchase the contract as a traditional IRA ("Rollover IRA") or Roth IRA ("Roth Conversion IRA"). This Prospectus contains the information that the IRS requires you to have before you purchase an IRA. The first section covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. The disclosure generally assumes direct ownership of the individual retirement annuity contract. For contracts owned in a custodial individual retirement account, the disclosure will apply only if you terminate your account or transfer ownership of the contract to yourself.

We describe the amount and types of charges that may apply to your contributions under "Charges and expenses" earlier in this Prospectus. We describe the method of calculating payments under "Accessing your money" earlier in this Prospectus. We do not guarantee or project growth in any variable income annuitization option payments (as opposed to payments from a fixed income annuitization option).


AXA Equitable has applied for opinion letters from the IRS to approve the respective forms of the Accumulator(R) Plus(SM) traditional and Roth IRA contracts for use as a traditional and Roth IRA, respectively. It is not clear whether and when any such approval may be received. We have in the past received IRS opinion letters approving the respective forms of similar traditional IRA and Roth IRA endorsements for use as a traditional and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) Plus(SM) traditional and Roth IRA contracts.



EARNINGS ENHANCEMENT BENEFIT

The Earnings enhancement benefit is offered for IRA contracts, subject to state and contract availability. We have received IRS opinion letters that the contract with a similar Earnings enhancement benefit qualifies as to form for use as a traditional IRA and Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the Accumulator(R) traditional and Roth IRA contracts. You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) IRA or Accumulator(R) Plus(SM) Roth IRA with the optional Earnings enhancement benefit.

Your right to cancel within a certain number of days

You can cancel either type of Accumulator(R) Plus(SM) IRA contract (traditional IRA or Roth IRA) by following the directions in "Your right to cancel within a certain number of days" under "Contract features and benefits" earlier in this Prospectus. If you cancel a traditional IRA or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation would have an unfavorable tax impact.

Traditional individual retirement annuities (traditional IRAs)

Contributions to traditional IRAs. Individuals may make three different types of contributions to purchase a traditional IRA or as subsequent contributions to an existing IRA:

o "regular" contributions out of earned income or compensation; or

o tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").


Regular contributions to traditional IRAs

Limits on contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007. For 2008, the amount is $5,000. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the tax year in which you reach age 70-1/2 or any tax year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $1,000 to your traditional IRA for 2007, and after.

Special rules for spouses. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for 2007 to any combination of traditional IRAs and Roth IRAs. For 2008, the amount is $10,000. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional
IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 70-1/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 70-1/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 70-1/2 at any time during the taxable year for which the contribution is made.

Deductibility of contributions. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


68  Tax information

If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed earlier in this section under "Limits on contributions." That is, for 2007, your fully deductible contribution can be up to $4,000 ($5,000 for 2008), or if less, your earned income. The dollar limit is $5,000 for people eligible to make age 50-70-1/2 catch-up contributions for 2007 ($6,000 for 2008).

If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


Cost of living indexing applies to the income limits to deductible contributions beginning in 2007.

If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000. (For 2007, AGI between $52,000 and $62,000 after adjustment.)

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $80,000 and $100,000. (For 2007, AGI between $83,000 and $103,000 after adjustment.)


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with an AGI between $150,000 and $160,000. (For 2007, AGI between $156,000 and $166,000 after adjustment.)


To determine the deductible amount of the contribution for 2007, for example, you determine AGI and subtract $50,000 if you are single, or $75,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:

    ($10,000-excess AGI)     times    the maximum       Equals     the adjusted
    -------------------       x          regular          =         deductible
    divided by $10,000                contribution                 contribution
                                      for the year                     limit

Additional "Saver's Credit" for contributions to a traditional
IRA or Roth IRA

You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000 ($52,000 after cost of living indexing beginning in 2007). The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA or SARSEP IRA, as well as a traditional IRA or Roth IRA.

Nondeductible regular contributions. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2007 and $5,000 for 2008). The dollar limit is $5,000 in 2007 ($6,000 for 2008) for people eligible to make age 50-70-1/2 catch-up contributions. See "Excess contributions" later in this section. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" later in this section.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

When you can make regular contributions. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a taxable year.

Rollover and transfer contributions to traditional IRAs

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o qualified plans;

o governmental employer 457(b) plans;

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


o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts);
  and

o other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 70-1/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

Rollovers from "eligible retirement plans" other than traditional IRAs

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

There are two ways to do rollovers:

o Do it yourself:
  You actually receive a distribution that can be rolled overand you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o Direct rollover:
  You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distributions are:

o "required minimum distributions" after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o death benefit payments to a beneficiary who is not your surviving spouse; or

o qualified domestic relations order distributions to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan such as a traditional IRA, and subsequently take a premature distribution.

Rollovers of after-tax contributions from eligible retirement plans other than traditional IRAs


Any non-Roth after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of Payments" later in this section under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.


Rollovers from traditional IRAs to traditional IRAs

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVER AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

Excess contributions

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year); or

o regular contributions to a traditional IRA made after you reach age 70-1/2; or


o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 70-1/2.


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


You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed later in this section under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1) the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3) you took no tax deduction for the excess contribution.

Recharacterizations

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

Withdrawals, payments and transfers of funds out of traditional IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

Taxation of payments. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099-R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" earlier in this section; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds. (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" earlier in this section.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457(b) plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners age 70-1/2 or older.

Required minimum distributions

BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTIONS

Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required


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


to be distributed from these contracts. If you take annual withdrawal instead of annuitizing, please consult your tax adviser concerning applicability of these complex rules to your situation.

Lifetime required minimum distributions. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 70-1/2.

When you have to take the first lifetime required minimum distribution. The first required minimum distribution is for the calendar year in which you turn age 70-1/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 70-1/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 70-1/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year--the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

How you can calculate required minimum distributions.
There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value, the actuarial present value of additional annuity contract benefits, if applicable, and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

Do you have to pick the same method to calculate your required minimum distributions for all of your traditional IRAs and other retirement plans? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan and an account-based annual withdrawal from another IRA.

Will we pay you the annual amount every year from your traditional IRA based on the method you choose? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our "automatic required minimum distribution (RMD) service." Even if you do not enroll in our service, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

What if you take more than you need to for any year? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

What if you take less than you need to for any year? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions. If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

What are the required minimum distribution payments after you die? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

Individual beneficiary. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of


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the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

Spousal beneficiary. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 70-1/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 70-1/2.

Non-individual beneficiary. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed earlier under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

Spousal continuation

If the contract is continued under Spousal continuation, then no amounts are required to be paid until after the surviving spouse's death.

Payments to a beneficiary after your death

IRA death benefits are taxed the same as IRA distributions.

Borrowing and loans are prohibited transactions

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 59-1/2 before the first day of that tax year.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 59-1/2. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o used to pay certain extraordinary medical expenses (special federal income tax definition); or

o used to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o used to pay certain first-time home buyer expenses (special federal income tax definition; $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o used to pay certain higher education expenses (special federal income tax definition); or


o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy) or over the joint lives of you and your beneficiary (or your joint life expectancies using an IRS-approved distribution method. We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as partial withdrawals will qualify for this exception if made before age 59-1/2.


To meet this last exception, you could elect to apply your contract value to an Income Manager(SM) (life annuity with a period certain) payout annuity contract (level payments version). You could also elect the substantially equal withdrawals option. We will calculate the substantially equal annual payments using your choice of IRS-approved methods we offer. Although substantially equal withdrawals and Income Manager(SM) payments are not subject to the 10% penalty tax, they are taxable as discussed in "Withdrawals, payments and transfers of funds out of traditional IRAs" above. Once substantially equal withdrawals or Income Manager(SM) annuity payments begin, the distributions should not be stopped or changed until after the later of your reaching age 59-1/2 or five years after the date of the first distribution, or the penalty tax, including an interest charge for the prior penalty avoidance, may apply to all prior distributions under this option. Also, it is possible that the IRS could view any additional withdrawal or payment you take from your contract as changing your pattern of substantially equal withdrawals or Income Manager(SM) payments for purposes of determining whether the penalty applies.

Roth individual retirement annuities (Roth IRAs)

This section of the Prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "traditional IRAs."


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The Accumulator(R) Plus(SM) Roth Conversion IRA contract is designed to qualify as a Roth individual retirement annuity under Sections 408A(b) and 408(b) of the Internal Revenue Code.

Contributions to Roth IRAs

Individuals may make four different types of contributions to a Roth IRA:

o regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o tax-free rollover contributions from other Roth arrangements; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

Regular after-tax, direct transfer and rollover contributions may be made to a Roth Conversion IRA contract. See "Rollovers and direct transfers" later in this section. If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.

Regular contributions to Roth IRAs

Limits on regular contributions. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for 2007 ($5,000 for 2008). This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce your ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion earlier in this section under traditional IRAs.

If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totaling up to $1,000 can be made for the taxable year 2007, and later years.


With a Roth IRA, you can make regular contributions when you reach 70-1/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that your modified adjusted gross income exceeds the following amounts (indexed for cost of living adjustment beginning in 2007):

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000 (for 2007, $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000 (for 2007, $114,000 after adjustment).


However, you can make regular Roth IRA contributions in reduced amounts when:


o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000 (for 2007, between $156,000 and $166,000 after adjustment); or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000 (for 2007, between $99,000 and $114,000 after adjustment).


If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contributions you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make regular Roth IRA contributions.

When you can make contributions.  Same as traditional IRAs.

Deductibility of contributions.  Roth IRA contributions are not tax deductible.


Rollovers and direct transfers

What is the difference between rollover and direct transfer transactions?

The difference between a rollover transaction and a direct transfer transaction is the following: in a rollover transaction you actually take possession of the funds rolled over or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian trustee or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make rollover contributions to a Roth IRA from these sources only:

o another Roth IRA ("tax-free rollover contribution");

o a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement;

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds), in a taxable conversion rollover ("conversion contribution");

o you may not make contributions to a Roth IRA from a qualified plan under
  Section 401(a) of the Internal Revenue Code, a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan until 2008. You may make rollover contributions


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


   from a "designated Roth contribution account" under a 401(k) plan or a 403(b) arrangement which permits designated Roth elective deferral contributions to be made, beginning in 2006.

You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court-ordered divorce or separation decree.

Conversion contributions to Roth IRAs

In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. If you have ever made nondeductible regular contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax free.

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 59-1/2.

The following rules apply until 2010: You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. (For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Modified adjusted gross income for this purpose excludes any lifetime required minimum distribution from a traditional IRA.) You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

You cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 70-1/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

The IRS and Treasury have recently issued Proposed and Temporary Treasury Regulations addressing the valuation of annuity contracts funding traditional IRAs in the conversion to Roth IRAs. Although these Regulations are not clear, they could require an individual's gross income on the conversion of a traditional IRA to Roth IRA to be measured using various actuarial methods and not as if the annuity contract funding the traditional IRA had been surrendered at the time of conversion. This could increase the amount reported as includible in certain circumstances.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

How to recharacterize. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution, you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12-month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.


                                                             Tax information  75

Withdrawals, payments and transfers of funds out of Roth
IRAs

No federal income tax law restrictions on withdrawals. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

Distributions from Roth IRAs

Distributions include withdrawals from your contract, surrender of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o rollovers from a Roth IRA to another Roth IRA;

o direct transfers from a Roth IRA to another Roth IRA;

o qualified distributions from a Roth IRA; and

o return of excess contributions or amounts recharacterized to a traditional
  IRA.

Qualified distributions from Roth IRAs. Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o you are age 59-1/2 or older; or

o you die; or

o you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable-year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

Nonqualified distributions from Roth IRAs. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:


(1)  Regular contributions.

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b) Nontaxable portion.

(3)     Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amount distributed, distributions and contributions are aggregated or grouped together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- with any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contribu tions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.

(3) All conversion contributions made during the year are added together. For purposes of the ordering rules, in the case of any conversion in which the conversion distribution is made in 2007 and the conversion contribution is made in 2008, the conversion contribution is treated as contributed prior to other conversion contributions made in 2008.

Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

Required minimum distributions during life

Lifetime required minimum distributions do not apply.

Required minimum distributions at death

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

Payments to a beneficiary after your death

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

Borrowing and loans are prohibited transactions

Same as traditional IRA.

Excess contributions

Generally the same as traditional IRA, except that regular contributions made after age 70-1/2 are not excess contributions.


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Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

Early distribution penalty tax

Same as traditional IRA.


TAX-SHELTERED ANNUITY CONTRACTS (TSAS)

General

This section of the Prospectus covers some of the special tax rules that apply to TSA contracts under Section 403(b) of the Internal Revenue Code (TSAs). If the rules are the same as those that apply to another kind of contract, for example, traditional IRAs, we will refer you to the same topic under "traditional IRAs."

PLEASE NOTE: The following discussion reflects our understanding of some of the current federal income tax rules applicable to Section 403(b) of the Code. In November 2004 the IRS and Treasury issued Proposed Regulations on Section 403(b) of the Code. If finalized in their current form, these Proposed Regulations would affect the establishment and operation of plans and arrangements under Section 403(b) of the Code, and the contracts issued to fund such plans. Please Consult your tax adviser concerning how these Proposed Regulations could affect you.

Generally there are two types of funding vehicles available for 403(b) arrangements -- an annuity contract under Section 403(b)(1) of the Code or a custodial account which invests only in mutual funds and which is treated as an annuity contract under Section 403(b)(7) of the Code. Both types of 403(b) arrangements qualify for tax deferral.

Earnings enhancement benefit

The Earnings enhancement benefit is offered for Rollover TSA contracts, subject to state and contract availability. There is a limit to the amount of life insurance benefits that TSAs may offer. Although we view the optional Earnings enhancement benefit as an investment protection feature which should have no adverse tax effect and not as a life insurance benefit, the IRS has not specifically addressed this question. It is possible that the IRS could take a contrary position regarding tax qualification or assert that the Earnings enhancement benefit rider is not a permissible part of a TSA contract. If the IRS were to take the position that the optional Earnings enhancement benefit is not part of the contract, in such a case, the charges for the Earnings enhancement rider could be treated for federal income tax purposes as a partial withdrawal from the contract. If this were so, such a deemed withdrawal could affect the tax qualification of the TSA and could be taxable. Were the IRS to take any adverse position, AXA Equitable would take all reasonable steps to attempt to avoid any adverse result, which would include amending the contract (with appropriate notice to you). You should discuss with your tax adviser whether you should consider purchasing an Accumulator(R) Plus(SM) Rollover TSA contract with the optional Earnings enhancement benefit.

Contributions to TSAs

There are two ways you can make contributions to establish your Rollover TSA contract:

o a full or partial direct transfer of assets ("direct transfer") from another contract or arrangement that meets the requirements of Section 403(b) of the Internal Revenue Code by means of IRS Revenue Ruling 90-24; or

o a rollover from another 403(b) arrangement.

If you make a direct transfer, you must fill out our transfer form.

We do not accept after-tax contribution rollovers to the Accumulator(R) Plus(SM) TSA. We do not accept "designated Roth contributions" rolled over from a 401(k) plan or a 403(b) arrangement or directly transferred from another 403(b) arrangement.

Employer-remitted contributions. The Rollover TSA contract does not accept employer-remitted contributions. However, we provide the following discussion as part of our description of restrictions on the distribution of funds directly transferred, which include employer-remitted contributions to other TSAs.

Employer-remitted contributions to TSAs made through the employer's payroll are subject to annual limits. (Tax-free direct transfer contributions from another 403(b) arrangement and rollover contributions from another eligible retirement plan are not subject to these annual contribution limits.) Commonly, some or all of the contributions made to a TSA are made under a salary reduction agreement between the employee and the employer. These contributions are called "salary reduction" or "elective deferral" contributions and are generally made on a pre-tax basis. Beginning in 2006, if the employer's plan permits, an employee may designate some or all of salary reduction contributions as "designated Roth contributions" to the 403(b) arrangement which are made on an after-tax basis. However, a TSA can also be wholly or partially funded through nonelective employer contributions or other after-tax employee contributions. Amounts attributable to salary reduction contributions to TSAs are generally subject to withdrawal restrictions. Also, all amounts attributable to investments in a 403(b)(7) custodial account are subject to withdrawal restrictions discussed below.

Rollover or direct transfer contributions. Once you establish your Rollover TSA with 403(b)-source funds, you may make subsequent rollover contributions to your Rollover TSA contract from these sources: qualified plans, governmental employer 457(b) plans and traditional IRAs, as well as other TSAs and 403(b) arrangements. All rollover contributions must be pre-tax funds only with appropriate documentation satisfactory to us.

Generally, you may make a rollover contribution to your TSA when you have a distributable event from an existing TSA or other eligible retirement plan as a result of your:


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o termination of employment with the employer who provided the funds for the plan; or

o reaching age 59-1/2 even if you are still employed; or

o disability (special federal income tax definition).

You can roll over pre-tax funds from a traditional IRA to a TSA at any time.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan and subsequently take a premature distribution.

If the recipient plan separately accounts for funds rolled over from another eligible retirement plan, the IRS has ruled that an exception is available in certain situations to withdrawal restrictions that would otherwise apply to the rollover contribution funds in the recipient plan. We do not currently separately account for rollover contributions from other eligible retirement plans.

A transfer occurs when changing the funding vehicle, even if there is no distributable event. Under a direct transfer, you do not receive a distribution. We accept direct transfers of TSA funds under Revenue Ruling 90-24 only if:

o you give us acceptable written documentation as to the source of the funds;
  and

o the Accumulator(R) Plus(SM) contract receiving the funds has provisions at least as restrictive as the source contract.

Before you transfer funds to an Accumulator(R) Plus(SM) Rollover TSA contract, you may have to obtain your employer's authorization or demonstrate that you do not need employer authorization. For example, the transferring TSA may be subject to Title I of ERISA, if the employer makes matching contributions to salary reduction contributions made by employees. In that case, the employer must continue to approve distributions from the plan or contract.

Your contribution to the Accumulator(R) Plus(SM) TSA must be net of the required minimum distribution for the tax year in which we issue the contract if:

o you are or will be at least age 70-1/2 in the current calendar year, and

o you have retired from service with the employer who provided the funds to purchase the TSA you are transferring or rolling over to the Accumulator(R) Plus(SM) Rollover TSA.

This rule applies regardless of whether the source of funds is a:

o rollover by check of the proceeds from another TSA or eligible retirement plan; or

o direct rollover from another TSA or eligible retirement plan; or

o direct transfer under Revenue Ruling 90-24 from another TSA.

Distributions from TSAs

General. Depending on the terms of the employer plan and your employment status, you may have to get your employer's consent to take a loan or withdrawal. Your employer will tell us this when you establish the TSA through a direct transfer.

Withdrawal restrictions. If this is a Revenue Ruling 90-24 direct transfer, we will treat all amounts transferred to this contract and any future earnings on the amount transferred as not eligible for withdrawal until one of the following events happens:

o you are severed from employment with the employer who provided the funds to purchase the TSA you are transferring to the Accumulator(R) Plus(SM) Rollover TSA; or

o you reach age 59-1/2; or

o you die; or

o you become disabled (special federal income tax definition); or

o you take a hardship withdrawal (special federal income tax definition).

If any portion of the funds directly transferred to your TSA contract is attributable to amounts that you invested in a 403(b)(7) custodial account, such amounts, including earnings, are subject to withdrawal restrictions. With respect to the portion of the funds that were never invested in a 403(b)(7) custodial account, these restrictions apply to the salary reduction (elective deferral) contributions to a TSA annuity contract you made and any earnings on them. These restrictions do not apply to the amount directly transferred to your TSA contract that represents your December 31, 1988, account balance attributable to salary reduction contributions to a TSA annuity contract and earnings. To take advantage of this grandfathering you must properly notify us in writing at our processing office of your December 31, 1988, account balance if you have qualifying amounts transferred to your TSA contract.

Tax treatment of distributions. Amounts held under TSAs are generally not subject to federal income tax until benefits are distributed. Distributions include withdrawals from your TSA contract and annuity payments from your TSA contract. Death benefits paid to a beneficiary are also taxable distributions. Unless an exception applies, amounts distributed from TSAs are includable in gross income as ordinary income. Distributions from TSAs may be subject to 20% federal income tax withholding. See "Federal and state income tax withholding and information reporting" later in this section. In addition, TSA distributions may be subject to additional tax penalties.

If you have made after-tax contributions, you will have a tax basis in your TSA contract, which will be recovered tax-free. Since we currently do not accept after-tax funds, we do not track your investment in the


78  Tax information
contract, if any. We will report all distributions from this Rollover TSA as fully taxable. It is your responsibility to determine how much of the distribution is taxable.

Distributions before annuity payments begin. On a total surrender, the amount received in excess of the investment in the contract is taxable. The amount of any partial distribution from a TSA prior to the annuity starting date is generally taxable, except to the extent that the distribution is treated as a withdrawal of after-tax contributions. Distributions are normally treated as pro rata withdrawals of any after-tax contributions and earnings on those contributions.

Annuity payments. Guaranteed annual payments that are continued after your account value goes to zero under a supplementary life annuity contract, as discussed under "Guaranteed withdrawal benefit for life ("GWBL") benefit" in "Contract features and benefits" earlier in this Prospectus, as well as GMIB and other annuitization payments that are based on the annuitant's life or life expectancy, are considered annuity payments for tax purposes. If you elect an annuity payout option, you will recover any investment in the contract as each payment is received by dividing the investment in the contract by an expected return determined under an IRS table prescribed for qualified annuities. The amount of each payment not excluded from income under this exclusion ratio is fully taxable. The full amount of the payments received after your investment in the contract is recovered is fully taxable. If you (and your beneficiary under a joint and survivor annuity) die before recovering the full investment in the contract, a deduction is allowed on your (or your beneficiary's) final tax return.

Payments to a beneficiary after your death. Death benefit distributions from a TSA generally receive the same tax treatment as distributions during your lifetime. In some instances, distributions from a TSA made to your surviving spouse may be rolled over to a traditional IRA or other eligible retirement plan. Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.

Loans from TSAs. You may take loans from a TSA unless restricted by the employer (for example, under an employer plan subject to ERISA). If you cannot take a loan, or cannot take a loan without approval from the employer who provided the funds, we will have this information in our records based on what you and the employer who provided the TSA funds told us when you purchased your contract.

Loans are generally not treated as a taxable distribution. If the amount of the loan exceeds permissible limits under federal income tax rules when made, the amount of the excess is treated (solely for tax purposes) as a taxable distribution. Additionally, if the loan is not repaid at least quarterly, amortizing (paying down) interest and principal, the amount not repaid when due will be treated as a taxable distribution. The entire unpaid balance of the loan is includable in income in the year of the default.

TSA loans are subject to federal income tax limits and may also be subject to the limits of the plan from which the funds came. Federal income tax rule requirements apply even if the plan is not subject to ERISA. For example, loans offered by TSAs are subject to the following conditions:

o The amount of a loan to a participant, when combined with all other loans to the participant from all qualified plans of the employer, cannot exceed the lesser of:

(1) the greater of $10,000 or 50% of the participant's nonforfeitable accrued benefits; and

(2) $50,000 reduced by the excess (if any) of the highest outstand ing loan balance over the previous twelve months over the outstanding loan balance of plan loans on the date the loan was made.

o In general, the term of the loan cannot exceed five years unless the loan is used to acquire the participant's primary residence. Accumulator(R) Plus(SM) Rollover TSA contracts have a term limit of 10 years for loans used to acquire the participant's primary residence.

o All principal and interest must be amortized in substantially level payments over the term of the loan, with payments being made at least quarterly. In very limited circumstances, the repayment obligation may be temporarily suspended during a leave of absence.

The amount borrowed and not repaid may be treated as a distribution if:

o the loan does not qualify under the conditions above;

o the participant fails to repay the interest or principal when due; or

o in some instances, the participant separates from service with the employer who provided the funds or the plan is terminated.


In this case, the participant may have to include the unpaid amount due as ordinary income. In addition, the 10% early distribution penalty tax may apply. The amount of the unpaid loan balance is reported to the IRS on Form 1099-R as a distribution. For purposes of calculating any subsequent loans which may be made under any plan of the same employer, a defaulted loan which has not been fully repaid is treated as still outstanding, even after the default is reported to the IRS on Form 1099-R. The amount treated as still outstanding (which limits subsequent loans) includes interest accruing on the unpaid balance.


See Appendix VII later in this Prospectus for any state rules that may affect loans from a Rollover TSA contract.

Tax-deferred rollovers and direct transfers. You may roll over any "eligible rollover distribution" from a TSA into another eligible retirement plan which agrees to accept the rollover. The rollover may be a direct rollover or one you do yourself within 60 days after you receive the distribution. To the extent rolled over, a distribution remains tax-deferred.

You may roll over a distribution from a TSA to any of the following: a qualified plan, a governmental employer 457(b) plan (separate accounting required) or a traditional IRA. A spousal beneficiary may also roll over death benefits as above. Beginning in 2007, a non--


                                                             Tax information  79
spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

Beginning in 2008, direct rollover contributions may be made from eligible retirement plans to Roth IRAs under certain circumstances.

The taxable portion of most distributions will be eligible for rollover, except as specifically excluded under federal income tax rules. Distributions that you cannot roll over generally include periodic payments for life or for a period of 10 years or more, hardship withdrawals and required minimum distributions under federal income tax rules.

Direct transfers of TSA funds from one TSA to another under Revenue Ruling 90-24 are not distributions.

Required minimum distributions

Generally the same as traditional IRA with these differences:

When you have to take the first required minimum distribution. The minimum distribution rules force TSA participants to start calculating and taking annual distributions from their TSAs by a required date. Generally, you must take the first required minimum distribution for the calendar year in which you turn age 70-1/2. You may be able to delay the start of required minimum distributions for all or part of your account balance until after age 70-1/2, as follows:

o For TSA participants who have not retired from service with the employer who provided the funds for the TSA by the calendar year the participant turns age 70-1/2, the required beginning date for minimum distributions is extended to April 1 following the calendar year of retirement.

o TSA plan participants may also delay the start of required minimum distributions to age 75 of the portion of their account value attributable to their December 31, 1986, TSA account balance, even if retired at age 70-1/2. We will know whether or not you qualify for this exception because it will only apply to people who establish their Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfers. If you do not give us the amount of your December 31, 1986, account balance that is being transferred to the Accumulator(R) Plus(SM) Rollover TSA on the form used to establish the TSA, you do not qualify.

Spousal consent rules

This will only apply to you if you establish your Accumulator(R) Plus(SM) Rollover TSA by direct Revenue Ruling 90-24 transfer. Your employer will tell us on the form used to establish the TSA whether or not you need to get spousal consent for loans, withdrawals or other distributions. If you do, you will need such consent if you are married when you request a withdrawal under the TSA contract. In addition, unless you elect otherwise with the written consent of your spouse, the retirement benefits payable under the plan must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is payable for the life of the annuitant with a survivor annuity for the life of the spouse in an amount not less than one-half of the amount payable to the annuitant during his or her lifetime. In addition, if you are married, the beneficiary must be your spouse, unless your spouse consents in writing to the designation of another beneficiary.

If you are married and you die before annuity payments have begun, payments will be made to your surviving spouse in the form of a life annuity unless at the time of your death a contrary election was in effect. However, your surviving spouse may elect, before payments begin, to receive payments in any form permitted under the terms of the TSA contract and the plan of the employer who provided the funds for the TSA.

Early distribution penalty tax

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a TSA before you reach age 59-1/2. This is in addition to any income tax. There are exceptions to the extra penalty tax. Some of the available exceptions to the pre-age 59-1/2 penalty tax include distributions made:

o on or after your death; or

o because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o in any form of payout after you have separated from service (only if the separation occurs during or after the calendar year you reach age 55); or

o in a payout in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancies) using an IRS-approved distribution method (only after you have separated from service at any age). We do not anticipate that Guaranteed annual payments made under the Guaranteed withdrawal benefit for life's Maximum or Customized payment plan or taken as lump sums will qualify for this exception if made before age 59-1/2.


FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o We might have to withhold and/or report on amounts we pay under a free look or cancellation.


80  Tax information

o We are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o We are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However we may require additional documentation in the case of payments made to non United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.



FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS


We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $18,240 in periodic annuity payments in 2007, your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at anytime.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)


For a non-periodic distribution (total surrender or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.

You cannot elect out of withholding if the payment is an eligible rollover distribution from a qualified plan or TSA. If a non-periodic distribution from a qualified plan or TSA is not an eligible rollover distribution then the 10% withholding rate applies.


MANDATORY WITHHOLDING FROM TSA AND QUALIFIED PLAN DISTRIBUTIONS


Unless you have the distribution go directly to the new plan, eligible rollover distributions from qualified plans and TSAs are subject to mandatory 20% withholding. The plan administrator is responsible for withholding from qualified plan distributions. An eligible rollover distribution from a TSA or a qualified plan can be rolled over to another eligible retirement plan. All distributions from a TSA or qualified plan are eligible rollover distributions unless they are on the following list of exceptions:

o any distributions which are required minimum distributions after age 70-1/2 or retirement from service with the employer; or

o substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o substantially equal periodic payments made for a specified period of 10 years or more; or

o hardship withdrawals; or

o corrective distributions that fit specified technical tax rules; or

o loans that are treated as distributions; or

o a death benefit payment to a beneficiary who is not your surviving spouse; or


o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

A death benefit payment to your surviving spouse, or a qualified domestic relations order distribution to your current or former spouse, may be a distribution subject to mandatory 20% withholding.


SPECIAL RULES FOR CONTRACTS FUNDING QUALIFIED PLANS

The trustee is responsible for making all required notifications on tax matters to plan participants and to the IRS. See Appendix II at the end of this Prospectus.


IMPACT OF TAXES TO AXA EQUITABLE

The contracts provide that we may charge Separate Account No. 49 for taxes. We do not now, but may in the future set up reserves for such taxes.


                                                             Tax information  81


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8. More information

--------------------------------------------------------------------------------

ABOUT SEPARATE ACCOUNT NO. 49
Each variable investment option is a subaccount of Separate Account No. 49. We established Separate Account No. 49 in 1996 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 49 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of the Separate Account's operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 49. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 49 is registered under the Investment Company Act of 1940 and is registered and classified under that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account No. 49. Although Separate Account No. 49 is registered, the SEC does not monitor the activity of Separate Account No. 49 on a daily basis. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

Each subaccount (variable investment option) within the Separate Account invests solely in class IB/B shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from the Separate Account, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate the Separate Account or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a variable investment option directly);

(5) to deregister the Separate Account under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to the Separate Account;

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies; and

(8) to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.


ABOUT THE TRUSTS

The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each portfolio.

The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this Prospectus, or in their respective SAIs which are available upon request.


ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

FMO rates are determined daily. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current FMO rates can be obtained from your financial professional.


The rates to maturity for new allocations as of February 15, 2007 and the related price per $100 of maturity value were as shown below:





--------------------------------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2007   Maturity Value
--------------------------------------------------------------------------------
       2008               3.30%            $ 96.81
       2009               3.34%            $ 93.63
       2010               3.39%            $ 90.47
       2011               3.48%            $ 87.20
       2012               3.58%            $ 83.86
       2013               3.65%            $ 80.63
       2014               3.72%            $ 77.42
       2015               3.76%            $ 74.42
--------------------------------------------------------------------------------


82  More information


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--------------------------------------------------------------------------------
  Fixed Maturity
   Options with
   February 15th         Rate to            Price
 Maturity Date of     Maturity as of     Per $100 of
   Maturity Year    February 15, 2007   Maturity Value
--------------------------------------------------------------------------------
       2016              3.84%            $ 71.22
       2017              3.89%            $ 68.25
--------------------------------------------------------------------------------


HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT


We use the following procedure to calculate the market value adjustment (positive or negative) we make if you withdraw any of your value from a fixed maturity option before its maturity date.


(1) We determine the market adjusted amount on the date of the withdrawal as follows:

  (a) We determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

  (b) We determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

  (c) We determine the current rate to maturity for your FMO based on the rate for a new FMO issued on the same date and having the same maturity date as your FMO; if the same maturity date is not available for new FMOs, we determine a rate that is between the rates for new FMO maturities that immediately precede and immediately follow your FMOs maturity date.

  (d) We determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2) We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix III at the end of this Prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined by using a widely-published Index. We reserve the right to add up to 0.25% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.


INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We expect the rates to maturity for the fixed maturity options to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities, and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.


ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the guaranteed interest option and fixed maturity options, as well as our general obligations. Credits allocated to your account value are funded from our general account.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940 and it is not registered as an investment company under the Investment Company Act of 1940. The market value adjustment interests under the contracts, which are held in a separate account, are issued by AXA Equitable and are registered under the Securities Act of 1933. The contract is a "covered security" under the federal securities laws.


                                                            More information  83


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We have been advised that the staff of the SEC has not reviewed the portions of this Prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.



ABOUT OTHER METHODS OF PAYMENT


WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS

We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgement of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgement of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgement of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of its customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


AUTOMATIC INVESTMENT PROGRAM -- FOR NQ CONTRACTS ONLY


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a checking account, money market account, or credit union checking account and contributed as an additional contribution into an NQ contract on a monthly or quarterly basis. AIP is not available for Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contracts. Please see Appendix VII later in this Prospectus to see if the automatic investment program is available in your state.


The minimum amounts we will deduct are $100 monthly and $300 quarterly. AIP additional contributions may be allocated to any of the variable investment options and available fixed maturity options. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

For contracts with GWBL, AIP will be automatically terminated after the later of: (i) the end of the first contract year, or (ii) the date the first withdrawal is taken. For contracts with PGB, AIP will be automatically terminated at the end of the first six months.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.


DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR


We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this Prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.



BUSINESS DAY

Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m. on a business day, we will use the next business day.

o A loan request under your Rollover TSA contract will be processed on the first business day of the month following the date on which the properly completed loan request form is received.

o If your transaction is set to occur on the same day of the month as the contract date and that date is the 29th, 30th or 31st of the month, then the transaction will occur on the 1st day of the next month.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.



84  More information

CONTRIBUTIONS, CREDITS, AND TRANSFERS


o Contributions and credits allocated to the variable investment options are invested at the unit value next determined after the receipt of the contribution.


o Contributions and credits allocated to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o Contributions and credits allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day (unless a rate lock-in is applicable).


o Transfers to or from variable investment options will be made at the unit value next determined after receipt of transfer request.


o Transfers to a fixed maturity option will be based on the rate to maturity in effect for that fixed maturity option on the business day of the transfer.

o Transfers to the guaranteed interest option will receive the crediting rate in effect on that business day for the specified time period.

o For the interest sweep option, the first monthly transfer will occur on the last business day of the month following the month that we receive your election form at our processing office.


ABOUT YOUR VOTING RIGHTS

As the owner of the shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o the election of trustees;

o the formal approval of independent public accounting firms selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.

The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our policyowners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our policyowners, we will see to it that appropriate action is taken to do so.

SEPARATE ACCOUNT NO. 49 VOTING RIGHTS

If actions relating to the Separate Account require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.


CHANGES IN APPLICABLE LAW

The voting rights we describe in this Prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.


ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account No. 49, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


FINANCIAL STATEMENTS

The financial statements of Separate Account No. 49, as well as consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1-800-789-7771.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS AND BORROWING

You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. You cannot assign your NQ contract as collateral or security for a loan. Loans are also not available under your NQ contract. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this Prospectus.

For NQ contracts only, subject to regulatory approval, if you elected the Guaranteed minimum death benefit, Guaranteed minimum income benefit, the Earnings enhancement benefit, a PGB and/or the Guaranteed withdrawal benefit for life ("Benefit"), generally the Benefit will automatically terminate if you change ownership of the contract or if you assign the owner's right to change the beneficiary or person to whom annuity payments will be made. However, the Benefit will not terminate if the ownership of the contract is transferred from a non-natural owner to an individual but the contract will continue to be based on the annuitant's life. Please speak with your financial profes-

                                                             More information 85
sional for further information. See Appendix VII later in this Prospectus for any state variations with regard to terminating any benefits under your contract.


You cannot assign or transfer ownership of a Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract except by surrender to us. If your individual retirement annuity contract is held in your custodial individual retirement account, you may only assign or transfer ownership of such an IRA contract to yourself. Loans are not available (except for Rollover TSA contracts) and you cannot assign Rollover IRA, Roth Conversion IRA and QP contracts as security for a loan or other obligation. If the employer that provided the funds does not restrict them, loans are available under a Rollover TSA contract.


For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this Prospectus. You may direct the transfer of the values under your Rollover IRA, Roth Conversion IRA, QP or Rollover TSA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, we will impose a withdrawal charge, if one applies.



ABOUT CUSTODIAL IRAS

For certain custodial IRA accounts, after your contract has been issued, we may accept transfer instructions by telephone, mail, facsimile or electronically from a broker-dealer, provided that we or your broker-dealer have your written authorization to do so on file. Accordingly, AXA Equitable will rely on the stated identity of the person placing instructions as authorized to do so on your behalf. AXA Equitable will not be liable for any claim, loss, liability or expenses that may arise out of such instructions. AXA Equitable will continue to rely on this authorization until it receives your written notification at its processing office that you have withdrawn this authorization. AXA Equitable may change or terminate telephone or electronic or overnight mail transfer procedures at any time without prior written notice and restrict facsimile, internet, telephone and other electronic transfer services because of disruptive transfer activity.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account No. 49. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 0.60% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 6.75% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) Plus(SM) on a company and\or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and\or



86  More information
other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and\or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.



                                                            More information  87

9. Incorporation of certain documents by reference


--------------------------------------------------------------------------------


AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2006 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference.

The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This Prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-


88  Incorporation of certain documents by reference

Appendix I: Condensed financial information

--------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account No. 49 with the same daily asset charges of 1.55%.



  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
       OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                          -----------------------
                                                                                               2006        2005
-----------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.09     $ 11.28
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      6,793         342
-----------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.85     $ 10.36
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,202         501
-----------------------------------------------------------------------------------------------------------------
AXA Conservative--Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.29     $ 10.55
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,537         671
-----------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  47.71     $ 43.93
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,387         762
-----------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.57     $ 11.15
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                     22,340       2,035
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  57.17     $ 55.24
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        171         172
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.39     $ 11.14
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,474       1,199
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.96     $ 11.56
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        696         453
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  31.19     $ 28.82
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,654       1,626
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.77     $ 13.59
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,168         480
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.21     $ 10.92
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        346         269
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.54     $  9.68
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        999         613
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.21     $ 12.10
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,285         919
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.82     $ 10.03
-----------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        884         663
-----------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.60          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        120          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.27          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        286          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative--Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.38          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        279          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 42.57     $ 39.77     $ 33.91
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        659         461         279
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 51.85     $ 46.99     $ 34.70
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        181         211         241
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.13     $ 10.88     $ 10.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,470       1,625       1,594
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.98     $  9.94     $  7.88
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        565         375         264
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.41     $ 26.55     $ 22.00
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,924       2,218       1,906
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.96     $ 10.30     $  7.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        411         323         108
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.39     $  9.62     $  7.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        397         296         201
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.15     $  8.71     $  6.77
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        930         759         424
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.47     $ 10.18     $  7.89
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        809         635         503
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.40     $  8.54     $  6.19
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        773         720         427
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                               ending December
                                                                                                     31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001         2000
------------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Conservative--Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 39.47          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        110          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 49.56     $ 67.28
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        249         106
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.03     $ 23.23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,632         432
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-1

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2006        2005
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.78    $  12.20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        838         550
------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.49    $   9.93
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,459       2,792
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $250.91    $ 230.23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        361         370
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 33.51    $  28.72
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        743         557
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.35    $  18.07
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        747         873
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.99    $  14.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,983       1,000
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.88    $   7.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      7,569        9.117
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.95    $  15.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        630         455
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.82    $  16.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,922       1,979
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.62    $  14.75
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      5,695       5,091
------------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.34    $  10.36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        100          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.96          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        255          --
------------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.67    $   5.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,207         536
------------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.91    $   8.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        147          65
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.86    $  12.16
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,540       2,470
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.30    $  12.18
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,904       2,599
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.87    $  11.67
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,914       5,540
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.54    $  10.18   $   7.35
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        720         545        364
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.07    $   8.77   $   5.65
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,478         278        386
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 224.21    $ 199.56   $ 135.53
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        430         484        521
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  27.65    $  24.98   $  19.46
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        589         535        298
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.13    $  18.07   $  17.97
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,061       1,357      1,226
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.03    $  11.20   $   8.42
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,008       1,052        135
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.21    $   5.82   $   4.80
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                     10,421      11,828     13,521
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.54    $  15.21   $  14.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        480         519        474
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.12    $  13.48   $   9.71
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,313       2,809      3,037
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.21    $  12.72   $  10.04
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      5,823       6,106      6,520
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.59          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        306          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.03    $   7.87   $   6.25
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         88         101         79
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.75          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,815          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.56    $   9.44   $   7.23
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,863       2,832      2,786
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.18    $  10.23   $   7.91
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      6,418       6,957      7,543
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                                ending December
                                                                                                      31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 206.51     $ 235.03
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         499          204
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  25.10     $  25.90
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.81     $  15.83
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.51     $  12.60
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.08     $   9.46
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      14,217        6,200
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.14     $  16.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                       2,971        1,248
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.80     $  11.63
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                       4,851        1,119
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/AXA Rosenberg Value Long/Short Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.63           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          19           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.65     $  11.10
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                       2,530        1,050
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.66     $  11.05
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                       2,052          628
------------------------------------------------------------------------------------------------------------------------------------


A-2 Appendix I: Condensed financial information

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2006        2005
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.39     $ 11.44
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,680       3,879
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.04     $ 10.38
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        382          65
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.84          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        665          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.20     $ 25.77
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,534       3,726
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.92     $  9.74
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        455           9
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.78     $  8.42
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        319         349
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.70     $ 11.56
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,317       4,297
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.21     $ 15.54
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,215       3,279
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.42          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,076          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.82          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        153          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.59     $ 10.49
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        425          11
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.49     $ 22.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        519         111
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.20     $ 11.48
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        310           5
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.28     $  6.31
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,487       5,127
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.07     $ 13.73
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      7,950       8,015
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.76     $ 13.30
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,048       4,589
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.19     $ 10.64
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        738         113
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.97    $  10.19    $  7.59
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,473       4,616      4,470
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.07    $  23.10    $ 18.36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,345       4,750      5,020
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.23    $   7,80    $  5.74
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        400         500        378
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.04    $   9.67    $  6.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,997       5,343      5,392
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.18    $  12.22    $  9.32
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,574       3,783      4,067
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.05          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         63          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.97    $   5.41    $  4.36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      5,897       6,804      7,940
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.65    $  13.32    $ 13.09
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      8,979      10,672     12,695
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.99    $  11.90    $  9.53
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      5,234       6,009      6,939
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                               ending December
                                                                                                     31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.10     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,790       1,311
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.03     $ 27.79
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,534       1,524
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.67     $  9.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        182          47
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.52     $  9.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,418         609
------------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.09     $ 10.84
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,015         198
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.36     $  8.39
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      7,216       1,134
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.13     $ 11.41
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      8,943       1,427
------------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.97     $ 13.04
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      6,123       1,419
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------


                                            Appendix I: Condensed financial
information A-3

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               For the years
                                                                                            ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2006        2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.01    $  9.99
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        567         30
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.21    $ 10.58
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        501         58
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.70    $ 10.55
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        138         45
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.32    $ 11.13
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        531        120
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.26    $ 15.11
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,666      1,390
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.71    $ 19.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,301      1,147
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.46    $ 18.15
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,580      3,145
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.80    $ 13.94
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,090      2,422
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.41    $  9.36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,130      4,965
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 27.92    $ 27.14
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,933      1,954
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.83    $  4.54
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        155         14
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.70         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        623         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.09         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        227         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.92         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        158         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.09         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        186         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.81    $  9.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,202        300
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.20    $  9.97
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        205         25
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.86     $ 12.74    $  9.87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,251       1,338        701
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.65     $ 18.05    $ 13.98
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,430       1,339      1,334
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.63     $ 13.89    $ 11.02
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,356       3,673      4,227
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.99     $ 11.72    $  9.20
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,867       3,344      3,796
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.87     $  8.08    $  6.73
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      5,788       6,613      7,231
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.87     $ 27.08    $ 27.35
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,306       3,186      4,967
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.38          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                               ending December
                                                                                                     31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.33          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         89          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.04     $ 16.40
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,071         299
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.42     $ 17.37
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,268       2,110
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.23     $ 21.92
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,345       2,112
------------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.66     $ 10.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      7,160       2,262
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 27.44     $ 26.91
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      4,110         826
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------


A-4 Appendix I: Condensed financial information

  UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
 OPTIONS BEING OFFERED FOR THE FIRST TIME AT THE DAILY ASSET CHARGE OF 1.55% AFTER DECEMBER 31, 2006 (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2006        2005
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.31    $  16.89
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,465       2,629
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.65    $   7.97
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        627         195
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.83    $  14.52
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,231         854
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.90       16.83
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         71          15
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.75          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        531          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.15    $   5.47
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        424         102
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.88    $  10.41
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        900         131
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.50    $  13.71
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,602       1,632
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.29    $  12.36
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        361          40
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.24    $  11.89
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        407           5
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.39     $ 14.22     $ 10.51
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      3,013       3,182       3,460
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.53          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         11          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.15     $ 12.21     $  8.50
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,001       1,152         974
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.44          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.10          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.48     $  8.61     $  5.61
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,515       1,462       1,464
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.36          --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1          --          --
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                               ending December
                                                                                                     31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               2001         2000
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.39     $ 10.69
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      2,447         588
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.92     $ 10.87
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        825         270
------------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.06     $  6.49
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                      1,482         881
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
------------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------------------


                                 Appendix I: Condensed financial information A-5

Appendix II: Purchase considerations for QP contracts

--------------------------------------------------------------------------------


Trustees who are considering the purchase of an Accumulator(R) Plus(SM) QP contract should discuss with their tax advisors whether this is an appropriate investment vehicle for the employer's plan. Trustees should consider whether the plan provisions permit the investment of plan assets in the QP contract, the distribution of such an annuity, the purchase of the Guaranteed minimum income benefit and other guaranteed benefits, and the payment of death benefits in accordance with the requirements of the federal income tax rules. The QP contract and this Prospectus should be reviewed in full, and the following factors, among others, should be noted. Assuming continued plan qualification and operation, earnings on qualified plan assets will accumulate value on a tax-deferred basis even if the plan is not funded by the Accumulator(R) Plus(SM) QP contract or another annuity contract. Therefore, you should purchase an Accumulator(R) Plus(SM) QP contract to fund a plan for the contract's features and benefits other than tax deferral after considering the relative costs and benefits of annuity contracts and other types of arrangements and funding vehicles.

We will not accept defined benefit plans. This QP contract accepts only transfer contributions from other investments within an existing qualified plan trust. We will not accept ongoing payroll contributions or other contributions from the employer. For 401(k) plans, no employee after-tax contributions are accepted. A "designated Roth contribution account" is not available in the QP contract. Checks written on accounts held in the name of the employer instead of the plan or the trustee will not be accepted. Only one additional transfer contribution may be made per contract year. If amounts attributable to an excess or mistaken contribution must be withdrawn, a withdrawal charge and/or market value adjustment may apply.

AXA Equitable will not perform or provide any plan recordkeeping services with respect to the QP contracts. The plan's administrator will be solely responsible for performing or providing for all such services. There is no loan feature offered under the QP contracts, so if the plan provides for loans and a participant takes a loan from the plan, other plan assets must be used as the source of the loan and any loan repayments must be credited to other investment vehicles and/or accounts available under the plan.

Given that required minimum distributions must generally commence from the plan for participants after age 70-1/2, trustees should consider that:

o the QP contract may not be an appropriate purchase for participants approaching or over age 70-1/2;

o provisions in the Treasury Regulations on required minimum distributions require that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating required minimum distributions. This could increase the amounts required to be distributed;

o the Guaranteed minimum income benefit may not be an appropriate feature for participants who are older than 60-1/2 when the contract is issued; and


o if the Guaranteed minimum income benefit is automatically exercised as a result of the no lapse guarantee, the payments will be made to the trustee.


Finally, because the method of purchasing the QP contract, including the large initial contribution and the features of the QP contract may appeal more to plan participants who are older and tend to be highly paid, and because certain features of the QP contract are available only to plan participants who meet certain minimum and/or maximum age requirements, plan trustees should discuss with their advisors whether the purchase of the QP contract would cause the plan to engage in prohibited discrimination in contributions, benefits or otherwise.



B-1 Appendix II: Purchase considerations for QP contracts

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 was allocated on February 15, 2007 to a fixed maturity option with a maturity date of February 15, 2015 (eight years later) at a hypothetical rate to maturity of 7.00%(h), resulting in a maturity value of $171,882 on the maturity date. We further assume that a withdrawal of $50,000, including any applicable withdrawal charge, is made four years later on February 15, 2011(a)





-------------------------------------------------------------------------------------------------------
                                                                                 Hypothetical assumed
                                                                                 rate to maturity(j)
                                                                                  February 15, 2011
                                                                            ---------------------------
                                                                                    5.00%        9.00%
-------------------------------------------------------------------------------------------------------
 As of February 15, 2011 before withdrawal
-------------------------------------------------------------------------------------------------------
(1) Market adjusted amount(b)                                                   $141,389     $121,737
-------------------------------------------------------------------------------------------------------
(2) Fixed maturity amount(c)                                                    $131,104     $131,104
-------------------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                                          $ 10,285     $ (9,367)
-------------------------------------------------------------------------------------------------------
 On February 15, 2011 after $50,000 withdrawal
-------------------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with the withdrawal: (3) x
  [$50,000/(1)]                                                                 $  3,637     $ (3,847)
-------------------------------------------------------------------------------------------------------
(5) Portion of fixed maturity associated with the withdrawal: $50,000 - (4)     $ 46,363     $ 53,847
-------------------------------------------------------------------------------------------------------
(6) Market adjusted amount: (1) - $50,000                                       $ 91,389     $ 71,737
-------------------------------------------------------------------------------------------------------
(7) Fixed maturity amount: (2) - (5)                                            $ 84,741     $ 77,257
-------------------------------------------------------------------------------------------------------
(8) Maturity value(d)                                                           $111,099     $101,287
-------------------------------------------------------------------------------------------------------



You should note that in this example, if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a portion of a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a portion of a positive market value adjustment is realized.

Notes:




 (a)      Number of days from the withdrawal
          date to the maturity date = D = 1,461
 (b)      Market adjusted amount is based on the
          following calculation:

          Maturity value              $171,882
          ________________     =    _____________    where j is either 5% or 9%

          (1+j)(D/365)             (1+j)(1,461/365)

 (c)      Fixed maturity amount is based on the
          following calculation:

          Maturity value            $171,882
          ________________     =  _____________

          (1+h)(D/365)            (1+0.07)(1,461/365)

 (d)      Maturity value is based on the
          following calculation:

          Fixed maturity amount        $84,741 or $77,257
          ________________        =    ___________________

          (1+h)(D/365)                 (1+0.07)(1,461/365)





                                          Appendix III: Market value adjustment
example C-1

Appendix IV: Enhanced death benefit example

--------------------------------------------------------------------------------

The death benefit under the contracts is equal to the account value or, if greater, the enhanced death benefit.

The following illustrates the enhanced death benefit calculation. Assuming $100,000 is allocated to the variable investment options (with no allocation to the EQ/AllianceBernstein Intermediate Government Securities, EQ/Money Market, EQ/Short Duration Bond, the guaranteed interest option or the fixed maturity options) , no additional contributions, no transfers, no withdrawals and no loans under a Rollover TSA contract, the enhanced death benefit for an owner age 45 would be calculated as follows:


---------------------------------------------------------------------------------------------------------------
  End of Contract                        6% Roll-Up to age 85     Annual Ratchet to age 85      GWBL Enhanced
       Year            Account Value    enhanced benefit base      enhanced benefit base        death benefit
---------------------------------------------------------------------------------------------------------------
         1              $109,200            $  106,000(3)              $  109,200(1)           $  109,200(5)
---------------------------------------------------------------------------------------------------------------
         2              $120,120            $  112,360(3)              $  120,120(1)           $  120,120(5)
---------------------------------------------------------------------------------------------------------------
         3              $134,534            $  119,102(3)              $  134,534(1)           $  134,534(5)
---------------------------------------------------------------------------------------------------------------
         4              $107,628            $  126,248(4)              $  134,534(2)           $  141,261(6)
---------------------------------------------------------------------------------------------------------------
         5              $118,390            $  133,823(4)              $  134,534(2)           $  147,988(6)
---------------------------------------------------------------------------------------------------------------
         6              $132,597            $  141,852(4)              $  134,534(2)           $  154,715(6)
---------------------------------------------------------------------------------------------------------------
         7              $132,597            $  150,363(4)              $  134,534(2)           $  161,441(6)
---------------------------------------------------------------------------------------------------------------


The account values for contract years 1 through 7 are based on hypothetical rates of return of 5.00%, 10.00%, 12.00%, (20.00)%, 10.00%, 12.00% and 0.00%.
We are using these rates solely to illustrate how the benefit is determined. The return rates bear no relationship to past or future investment results.


ANNUAL RATCHET TO AGE 85

(1) At the end of contract years 1 through 3, the enhanced death benefit is the current account value.

(2) At the end of contract years 4 through 7, the enhanced death benefit is the enhanced death benefit at the end of the prior year since it is equal to or higher than the current account value.



GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL RATCHET TO AGE 85


The enhanced death benefit under this option for each year shown would be the greater of the amounts shown under the 6% Roll-Up to age 85 or the Annual Ratchet to age 85.


(3) At the end of contract years 1 through 3, the death benefit will be the current account value.

(4) At the end of contract years 4 through 7, the death benefit will be the enhanced death benefit.



GWBL ENHANCED DEATH BENEFIT

This example assumes no withdrawals. The GWBL Enhanced death benefit is a guaranteed minimum death benefit that is only available if you elect the Guaranteed withdrawal benefit for life. If you plan to take withdrawals during any of the first seven contract years, this illustration is of limited usefulness to you.


(5) At the end of contract years 1 through 3, the death benefit is the current account value.

(6) At the end of contract years 4 through 7, the death benefit is the enhanced death benefit.



D-1 Appendix IV: Enhanced death benefit example

Appendix V: Hypothetical Illustrations

--------------------------------------------------------------------------------

ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM BENEFITS

The following tables illustrate the changes in account value, cash value and the values of the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced minimum death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R) Plus(SM) contract. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single$100,000 contribution and takes no withdrawals. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.86)%, 3.14% for the Accumulator(R) Plus(SM) contract, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges but they do not reflect the charges we deduct from your account value annually for the enhanced death benefit, the Earnings enhancement benefit and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect the following contract charges: the "Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85" enhanced minimum death benefit charge, the Earnings enhancement benefit charge, the Guaranteed minimum income benefit charge, and any applicable administrative charge and withdrawal charge. The values shown under "Lifetime annual guaranteed minimum income benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract date anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime annual guaranteed minimum income benefit" columns indicates that the contract has terminated due to insufficient account value. However, the Guaranteed minimum income benefit has been automatically exercised and the owner is receiving lifetime payments.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.69%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.37% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this Prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.


                                      Appendix V: Hypothetical Illustrations E-1

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
Male, issue age 60
Benefits:
  Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 Guaranteed minimum death benefit
  Earnings enhancement benefit
  Guaranteed minimum income benefit

                                                               Greater of 6%
                                                             Roll-Up to age 85
                                                                 or Annual
                                                             Ratchet to age 85
                                                            Guaranteed Minimum
                        Account Value        Cash Value        Death Benefit
                     ------------------- ------------------ -------------------
 Age   Contract Year     0%        6%       0%        6%        0%        6%
----- -------------- --------- --------- -------- --------- --------- ---------
 60          1        104,000  104,000    96,000    96,000   100,000  100,000
 61          2         99,294  105,512    91,294    97,512   106,000  106,000
 62          3         94,656  106,984    87,656    99,984   112,360  112,360
 63          4         90,079  108,408    83,079   101,408   119,102  119,102
 64          5         85,555  109,780    79,555   103,780   126,248  126,248
 65          6         81,077  111,091    76,077   106,091   133,823  133,823
 66          7         76,639  112,334    72,639   108,334   141,852  141,852
 67          8         72,232  113,501    69,232   110,501   150,363  150,363
 68          9         67,848  114,583    67,848   114,583   159,385  159,385
 69         10         63,481  115,571    63,481   115,571   168,948  168,948
 74         15         41,538  118,718    41,538   118,718   226,090  226,090
 79         20         18,627  117,650    18,627   117,650   302,560  302,560
 84         25              0  110,165         0   110,165         0  404,893
 89         30              0  108,489         0   108,489         0  429,187
 94         35              0  109,679         0   109,679         0  429,187
 95         36              0  109,937         0   109,937         0  429,187




                              Lifetime Annual Guaranteed
                                Minimum Income Benefit
      Total Death Benefit ----------------------------------
       with the Earnings     Guaranteed       Hypothetical
      enhancement benefit      Income            Income
      ------------------- ----------------- ----------------
 Age      0%        6%       0%       6%       0%       6%
----- --------- --------- -------- -------- -------- -------
 60    100,000  100,000      N/A     N/A       N/A     N/A
 61    108,400  108,400      N/A     N/A       N/A     N/A
 62    117,304  117,304      N/A     N/A       N/A     N/A
 63    126,742  126,742      N/A     N/A       N/A     N/A
 64    136,747  136,747      N/A     N/A       N/A     N/A
 65    147,352  147,352      N/A     N/A       N/A     N/A
 66    158,593  158,593      N/A     N/A       N/A     N/A
 67    170,508  170,508      N/A     N/A       N/A     N/A
 68    183,139  183,139      N/A     N/A       N/A     N/A
 69    196,527  196,527      N/A     N/A       N/A     N/A
 74    276,527  276,527    13,520  13,520    13,520  13,520
 79    383,584  383,584    20,272  20,272    20,272  20,272
 84          0  493,179         0  32,391         0  32,391
 89          0  517,472      N/A     N/A       N/A     N/A
 94          0  517,472      N/A     N/A       N/A     N/A
 95          0  517,472      N/A     N/A       N/A     N/A


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a policy would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual policy years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.


E-2 Appendix V: Hypothetical Illustrations

Appendix VI: Earnings enhancement benefit example

--------------------------------------------------------------------------------

The following illustrates the calculation of a death benefit that includes the Earnings enhancement benefit for an owner age 45. The example assumes a contribution of $100,000 and no additional contributions. Where noted, a single withdrawal in the amount shown is also assumed. The calculation is as follows:

---------------------------------------------------------------------------------------------------------------------
                                                                No Withdrawal   $3,000 withdrawal   $6,000 withdrawal
    -----------------------------------------------------------------------------------------------------------------
A   Initial contribution                                           100,000           100,000             100,000
    -----------------------------------------------------------------------------------------------------------------
B   Death benefit: prior to withdrawal.*                           104,000           104,000             104,000
    -----------------------------------------------------------------------------------------------------------------
    Earnings enhancement benefit earnings: death                    4,000             4,000               4,000
    benefit less net contributions (prior to the withdrawal
C.  in D).
    B minus A.
    -----------------------------------------------------------------------------------------------------------------
D   Withdrawal                                                        0               3,000               6,000
    -----------------------------------------------------------------------------------------------------------------
    Excess of the withdrawal over the Earnings
E   enhancement benefit earnings                                      0                 0                 2,000
    greater of D minus C or zero
    -----------------------------------------------------------------------------------------------------------------
F   Net contributions (adjusted for the withdrawal in D)
    A minus E                                                      100,000           100,000              98,000
    -----------------------------------------------------------------------------------------------------------------
G   Death benefit (adjusted for the withdrawal in D)               104,000           101,000              98,000
    B minus D
    -----------------------------------------------------------------------------------------------------------------
H   Death benefit less net contributions                            4,000             1,000                 0
    G minus F
    -----------------------------------------------------------------------------------------------------------------
I   Earnings enhancement benefit factor                              40%               40%                 40%
    -----------------------------------------------------------------------------------------------------------------
J   Earnings enhancement benefit                                    1,600              400                  0
    H times I
    -----------------------------------------------------------------------------------------------------------------
K   Death benefit: including Earnings enhancement benefit          105,600           101,400              98,000
    G plus J
    -----------------------------------------------------------------------------------------------------------------

* The death benefit is the greater of the account value or any applicable death benefit.


                           Appendix VI: Earnings enhancement benefit example F-1

Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where the Accumulator(R) Plus(SM) contract or certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN ACCUMULATOR(R) PLUS(SM) FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAS CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


--------------------------------------------------------------------------------
 State           Features and Benefits
--------------------------------------------------------------------------------
CALIFORNIA      See "Contract features and benefits"--"Your right to can-
                cel within a certain number of days"
--------------------------------------------------------------------------------
FLORIDA         See "Contract features and benefits" in "Credits"
--------------------------------------------------------------------------------
MASSACHUSETTS   Effective on or about August 6, 2007, this contract will be available to Massachusetts residents with the following varia-
                tions:
                Annual administrative charge
                See "Disability, terminal illness or confinement to nursing home" under "Withdrawal charge" in "Charges and
                expenses"
--------------------------------------------------------------------------------
PENNSYLVANIA    See "Disability, terminal illness, or confinement to nursing home" under "withdrawal charge" in "Charges and expenses"

--------------------------------------------------------------------------------
 State           Availability or Variation
--------------------------------------------------------------------------------
CALIFORNIA      If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

                If you allocate your entire initial contribution to the
                EQ/Money Market option (and/or guaranteed interest
                option, if available), the amount of your refund will be equal to your contribution less interest, unless you make a trans-fer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial contribution. If the Principal guarantee ben-efit or Guaranteed withdrawal benefit for life is elected, the investment allocation during the 30 day free look period is limited to the guaranteed interest option. If you allocate any portion of your initial contribution to the variable invest-ment options (other than the EQ/Money Market option)
                and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to
                cancel at our processing office.
--------------------------------------------------------------------------------
FLORIDA The following information replaces the second bullet to the final set of bullets in this section:

                o You may annuitize your contract after thirteen months,
                  however, if you elect to receive annuity payments within
                  five years of the contract date, we will recover the credit that applies to any contribution made in that five years. If you start receiving annuity payments after five years from the contract date and within three years of making any contribution, we will recover the credit that applies to any contribution made within the prior three years.
--------------------------------------------------------------------------------
MASSACHUSETTS
                The annual administrative charge will not be deducted from amounts allocated to the Guaranteed interest option.

                This section is deleted in its entirety.
--------------------------------------------------------------------------------
PENNSYLVANIA    Item (iii) under this section is deleted in its entirety
--------------------------------------------------------------------------------


G-1 Appendix VII: State contract availability and/or variations of certain features and benefits

--------------------------------------------------------------------------------
 State          Features and Benefits
--------------------------------------------------------------------------------
PENNSYLVANIA   Required disclosure for Pennsylvania customers
(CONT'D)
--------------------------------------------------------------------------------
PUERTO RICO    IRA, Roth IRA, Inherited IRA, QP and Rollover TSA contracts

               Beneficiary continuation option (IRA)
--------------------------------------------------------------------------------
TEXAS          See "Annual administrative charge" in "Charges and
               expenses"
--------------------------------------------------------------------------------
WASHINGTON     Guaranteed interest option

               Investment simplifier -- Fixed-dollar option and Interest sweep option

               Fixed maturity options

               Income Manager(SM) payout option

               Earnings enhancement benefit

               See "Guaranteed minimum death benefit/Guaranteed mini-mum income benefit roll-up benefit benefit base reset" in "Contract features and benefits"

               See "Guaranteed minimum death benefit" in "Contract features and benefits"

               See "Annual administrative charge" in "Charges and expenses"

               See "Withdrawal charge" in "Charges and expenses"

               See "Withdrawal charge" in "Charges and expenses" under "Disability, terminal illness, or confinement to nursing home"

--------------------------------------------------------------------------------
 State          Availability or Variation
--------------------------------------------------------------------------------
PENNSYLVANIA   Any person who knowingly and with intent to defraud any
(CONT'D)       insurance company or other person files an application for insurance or statement of claim containing any materially
               false information or conceals for the purpose of misleading, information concerning any fact material thereto commits a fraudulent insurance act, which is a crime and subjects such person to criminal and civil penalties.
--------------------------------------------------------------------------------
PUERTO RICO    Not Available

               Not Available
--------------------------------------------------------------------------------
TEXAS          The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis.
--------------------------------------------------------------------------------
WASHINGTON     Not available

               Not available

               Not available

               Not available

               Not available

               Your "Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit" benefit base will reset only if your account value is greater than your Guaranteed minimum income benefit base.

               You have a choice of the standard death benefit, the Annual Ratchet to age 85 enhanced death benefit, or the Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit.

               The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis.

               The 10% free withdrawal amount applies to full surrenders.

               The annuitant has qualified to receive Social Security disabil-ity benefits as certified by the Social Security Administration or a statement from an independent U.S. licensed physician stating that the annuitant meets the definition of total dis-ability for at least 6 continuous months prior to the notice of claim. Such disability must be re-certified every 12
               months.
--------------------------------------------------------------------------------


Appendix VII: State contract availability and/or variations of certain features and benefits G-2

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page


Who is AXA Equitable?                                                       2
Unit Values                                                                 2

Name Change                                                                 2
Custodian and Independent Registered Public Accounting Firm                 2

Distribution of the Contracts                                               2
Financial Statements                                                        3



How to obtain an Accumulator(R) Plus(SM) Statement of Additional Information for Separate Account No. 49

Send this request form to:
 Accumulator(R) Plus(SM)
 P.O. Box 1547
 Secaucus, NJ 07096-1547


.................................................................................

Please send me an Accumulator(R) Plus(SM) SAI for Separate Account No. 49 dated
                                                         May 1, 2007.



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip



                            Plus '02, ML, '04, '06, Jumpstart '07 and '07 Series
                                                                          X01480

Accumulator(R) Plus(SM)
A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION
MAY 1, 2007


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104


--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Plus(SM) Prospectus, dated May 1, 2007. That Prospectus provides detailed information concerning the contracts and the variable investment options, the fixed maturity options and the guaranteed interest option that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the Prospectus is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS


Who is AXA Equitable?                                                        2


Unit Values                                                                  2

Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Financial Statements                                                         3

              Copyright 2006 AXA Equitable Life Insurance Company
All rights reserved. Accumulator(R) is a registered service mark and Plus(SM) is a service mark of AXA Equitable Life Insurance Company.


                 Accumulator(R)'02, ML, '04, '06, Jumpstart '07 and '07/Plus(SM)


                                                                          x01480

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.



UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. We may offer other annuity contracts and certificates which will have their own unit values for the variable investment options. They may be different from the unit values for the Accumulator(R) Plus(SM).

The unit value for a variable investment option for any valuation period is equal to:

(i) the unit value for the preceding valuation period multiplied by (ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                              ( a )
                              ( - )   - c
                              ( b )
where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by the Trusts (as described in the Prospectus), as applicable.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge, and distribution charge relating to the contracts, times the number of calendar days in the valuation period. These daily charges are at an effective annual rate not to exceed a total of 1.50%. Your contract charges may be less.


CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account No. 49.

The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and for each of the two years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.



DISTRIBUTION OF THE CONTRACTS


Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $694,578,570 for 2006, $561,166,840 for 2005 and $418,189,861 for 2004, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $88,941,713, $120,349,631 and $57,065,006, respectively.

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2006, 2005 and 2004. AXA Equitable paid AXA Advisors, as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49, $672,531,658 in 2006, $588,734,659 in 2005 and $567,991,463 in 2004. Of these amounts, AXA Advisors retained $339,484,801, $293,075,553, and $289,050,171, respectively.



FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

The financial statements of Separate Account No. 49 list variable investment options not currently offered under the contract.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm ................  FSA-2
Financial Statements:
  Statements of Assets and Liabilities, December 31, 2006 ..............  FSA-3
  Statements of Operations for the Year Ended December 31, 2006 ........ FSA-23
  Statements of Changes in Net Assets for the Years Ended
  December 31, 2006 and 2005 ........................................... FSA-34
  Notes to Financial Statements ........................................ FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm ................    F-1
Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2006 and 2005 ..............    F-2
  Consolidated Statements of Earnings, Years Ended
  December 31, 2006, 2005 and 2004 .....................................    F-3
  Consolidated Statements of Shareholder's Equity and
  Comprehensive Income, Years Ended December 31, 2006, 2005 and 2004 ... F-4 Consolidated Statements of Cash Flows, Years Ended
  December 31, 2006, 2005 and 2004 .....................................    F-5
  Notes to Consolidated Financial Statements ...........................    F-7

                                     FSA-1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

                                                            AXA Aggressive    AXA Conservative     AXA Conservative-
                                                              Allocation         Allocation         Plus Allocation
                                                            --------------    ----------------     -----------------
Assets:
Investment in shares of The Trusts, at fair value .......    $17,391,092         $12,240,032          $17,927,887
Receivable for The Trusts shares sold ...................             --              38,351                  763
Receivable for policy-related transactions ..............         31,488                  --                   --
                                                             -----------         -----------          -----------
  Total assets ..........................................     17,422,580          12,278,383           17,928,650
                                                             -----------         -----------          -----------
Liabilities:
Payable for The Trusts shares purchased .................         31,488                  --                   --
Payable for policy-related transactions .................             --              38,351                  763
                                                             -----------         -----------          -----------
  Total liabilities .....................................         31,488              38,351                  763
                                                             -----------         -----------          -----------
Net Assets ..............................................    $17,391,092         $12,240,032          $17,927,887
                                                             ===========         ===========          ===========
Net Assets:
Accumulation Units ......................................     17,375,113          12,231,365           17,920,618
Retained by AXA Equitable in Separate Account No. 45 ....         15,979               8,667                7,269
                                                             -----------         -----------          -----------
Total net assets ........................................    $17,391,092         $12,240,032          $17,927,887
                                                             ===========         ===========          ===========
Investments in shares of The Trusts, at cost ............    $16,122,054         $12,191,429          $17,499,425
The Trusts shares held
 Class A ................................................             --                  --                   --
 Class B ................................................      1,182,273           1,126,387            1,544,232


                                                            AXA Moderate     AXA Moderate-      AXA Premier VIP     AXA Premier VIP
                                                             Allocation     Plus Allocation    Aggressive Equity       Core Bond
                                                           -------------    ---------------    -----------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value .......   $361,797,496      $81,064,583         $46,523,466         $39,742,411
Receivable for The Trusts shares sold ...................         73,886               --               6,907                  --
Receivable for policy-related transactions ..............             --           45,449                  --              19,835
                                                            ------------      -----------         -----------         -----------
  Total assets ..........................................    361,871,382       81,110,032          46,530,373          39,762,246
                                                            ------------      -----------         -----------         -----------
Liabilities:
Payable for The Trusts shares purchased .................             --           45,450                  --              19,834
Payable for policy-related transactions .................         73,887               --               6,907                  --
                                                            ------------      -----------         -----------         -----------
  Total liabilities .....................................         73,887           45,450               6,907              19,834
                                                            ------------      -----------         -----------         -----------
Net Assets ..............................................   $361,797,495      $81,064,582         $46,523,466         $39,742,412
                                                            ============      ===========         ===========         ===========
Net Assets:
Accumulation Units ......................................    357,550,939       81,056,148          46,491,353          39,739,804
Retained by AXA Equitable in Separate Account No. 45 ....      4,246,556            8,434              32,113               2,608
                                                            ------------      -----------         -----------         -----------
Total net assets ........................................   $361,797,495      $81,064,582         $46,523,466         $39,742,412
                                                            ============      ===========         ===========         ===========
Investments in shares of The Trusts, at cost ............   $298,870,508      $75,846,247         $51,405,827         $40,492,649
The Trusts shares held
 Class A ................................................      2,151,850               --             503,327                  --
 Class B ................................................     19,318,890        5,835,802           1,130,672           3,897,790

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           AXA Premier      AXA Premier       AXA Premier
                                                            VIP Health        VIP High     VIP International
                                                               Care            Yield            Equity
                                                           -----------     -----------     -----------------
Assets:
Investment in shares of The Trusts, at fair value .......  $14,626,365      $88,811,096       $30,206,742
Receivable for The Trusts shares sold ...................          731               --         1,311,555
Receivable for policy-related transactions ..............           --          310,371                --
                                                           -----------      -----------       -----------
  Total assets ..........................................   14,627,096       89,121,467        31,518,297
                                                           -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased .................           --          310,371                --
Payable for policy-related transactions .................          731               --         1,311,555
                                                           -----------      -----------       -----------
  Total liabilities .....................................          731          310,371         1,311,555
                                                           -----------      -----------       -----------
Net Assets ..............................................  $14,626,365      $88,811,096       $30,206,742
                                                           ===========      ===========       ===========
Net Assets:
Accumulation Units ......................................   14,587,563       88,624,611        30,133,845
Retained by AXA Equitable in Separate Account No. 45 ....       38,802          186,485            72,897
                                                           -----------      -----------       -----------
Total net assets ........................................  $14,626,365      $88,811,096       $30,206,742
                                                           ===========      ===========       ===========
Investments in shares of The Trusts, at cost ............  $14,208,342      $96,854,717       $25,212,647
The Trusts shares held
 Class A ................................................           --          600,877                --
 Class B ................................................    1,344,020       15,321,112         1,941,740


                                                           AXA Premier VIP    AXA Premier VIP    AXA Premier VIP    AXA Premier VIP
                                                              Large Cap          Large Cap          Large Cap           Mid Cap
                                                             Core Equity           Growth             Value              Growth
                                                           ---------------    ---------------    ---------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value .......     $9,024,220        $14,221,275        $25,580,139        $21,974,731
Receivable for The Trusts shares sold ...................            314             19,541             14,736             11,868
Receivable for policy-related transactions ..............             --                 --                 --                 --
                                                              ----------        -----------        -----------        -----------
  Total assets ..........................................      9,024,534         14,240,816         25,594,875         21,986,599
                                                              ----------        -----------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased .................             --                 --                 --                 --
Payable for policy-related transactions .................            314             19,541             14,736             11,868
                                                              ----------        -----------        -----------        -----------
  Total liabilities .....................................            314             19,541             14,736             11,868
                                                              ----------        -----------        -----------        -----------
Net Assets ..............................................     $9,024,220        $14,221,275        $25,580,139        $21,974,731
                                                              ==========        ===========        ===========        ===========
Net Assets:
Accumulation Units ......................................      8,832,847         14,194,311         25,531,446         21,934,004
Retained by AXA Equitable in Separate Account No. 45 ....        191,373             26,964             48,693             40,727
                                                              ----------        -----------        -----------        -----------
Total net assets ........................................     $9,024,220        $14,221,275        $25,580,139        $21,974,731
                                                              ==========        ===========        ===========        ===========
Investments in shares of The Trusts, at cost ............     $7,375,680        $13,094,969        $22,723,048        $21,293,341
The Trusts shares held
 Class A ................................................             --                 --                 --                 --
 Class B ................................................        754,496          1,446,923          1,993,977          2,468,895

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            AXA Premier       AXA                              EQ/AllianceBernstein
                                                              VIP Mid     Premier VIP   EQ/AllianceBernstein        Growth and
                                                             Cap Value     Technology       Common Stock              Income
                                                            -----------   -----------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $26,785,652   $36,427,860       $514,320,004           $393,177,889
Receivable for The Trusts shares sold ....................       22,284            --            143,762                 35,732
Receivable for policy-related transactions ...............           --       105,893                 --                     --
                                                            -----------   -----------       ------------           ------------
  Total assets ...........................................   26,807,936    36,533,753        514,463,766            393,213,621
                                                            -----------   -----------       ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................           --       105,893                 --                     --
Payable for policy-related transactions ..................       22,284            --            143,762                 35,731
                                                            -----------   -----------       ------------           ------------
  Total liabilities ......................................       22,284       105,893            143,762                 35,731
                                                            -----------   -----------       ------------           ------------
Net Assets ...............................................  $26,785,652   $36,427,860       $514,320,004           $393,177,890
                                                            ===========   ===========       ============           ============
Net Assets:
Accumulation Units .......................................   26,757,421    35,984,564        513,989,519            392,637,806
Retained by AXA Equitable in Separate Account No. 45 .....       28,231       443,296            330,485                540,084
                                                            -----------   -----------       ------------           ------------
Total net assets .........................................  $26,785,652   $36,427,860       $514,320,004           $393,177,890
                                                            ===========   ===========       ============           ============
Investments in shares of The Trusts, at cost .............  $28,423,032   $29,508,262       $527,987,592           $319,687,205
The Trusts shares held
 Class A .................................................           --            --          3,928,368              2,012,498
 Class B .................................................    2,713,422     3,318,374         22,176,630             16,970,558

                                                            EQ/AllianceBernstein
                                                                Intermediate                                 EQ/AllianceBernstein
                                                                 Government         EQ/AllianceBernstein          Large Cap
                                                                 Securities             International               Growth
                                                            --------------------    --------------------    ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $110,433,894            $190,688,837             $80,610,339
Receivable for The Trusts shares sold ....................            84,638                 171,184                  41,672
Receivable for policy-related transactions ...............                --                      --                      --
                                                                ------------            ------------             -----------
  Total assets ...........................................       110,518,532             190,860,021              80,652,011
                                                                ------------            ------------             -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --                      --                      --
Payable for policy-related transactions ..................            84,638                 171,184                  41,672
                                                                ------------            ------------             -----------
  Total liabilities ......................................            84,638                 171,184                  41,672
                                                                ------------            ------------             -----------
Net Assets ...............................................      $110,433,894            $190,688,837             $80,610,339
                                                                ============            ============             ===========
Net Assets:
Accumulation Units .......................................       110,419,583             190,394,153              80,588,304
Retained by AXA Equitable in Separate Account No. 45 .....            14,311                 294,684                  22,035
                                                                ------------            ------------             -----------
Total net assets .........................................      $110,433,894            $190,688,837             $80,610,339
                                                                ============            ============             ===========
Investments in shares of The Trusts, at cost .............      $114,832,241            $115,794,577             $89,170,999
The Trusts shares held
 Class A .................................................           492,504               1,516,836                      --
 Class B .................................................        10,990,431              11,874,052              10,492,154

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                     EQ/AllianceBernstein
                                                            EQ/AllianceBernstein           Small Cap          EQ/AllianceBernstein
                                                                Quality Bond                Growth                    Value
                                                            --------------------     --------------------     --------------------
Assets:
Investment in shares of The Trusts, at fair value ........       $19,819,512             $102,725,808             $163,781,043
Receivable for The Trusts shares sold ....................                --                   15,132                   83,542
Receivable for policy-related transactions ...............             6,722                       --                       --
                                                                 -----------             ------------             ------------
  Total assets ...........................................        19,826,234              102,740,940              163,864,585
                                                                 -----------             ------------             ------------
Liabilities:
Payable for The Trusts shares purchased ..................             6,722                       --                       --
Payable for policy-related transactions ..................                --                   15,132                   83,542
                                                                 -----------             ------------             ------------
  Total liabilities ......................................             6,722                   15,132                   83,542
                                                                 -----------             ------------             ------------
Net Assets ...............................................       $19,819,512             $102,725,808             $163,781,043
                                                                 ===========             ============             ============
Net Assets:
Accumulation Units .......................................        19,814,589              102,659,783              163,662,925
Retained by AXA Equitable in Separate Account No. 45 .....             4,923                   66,025                  118,118
                                                                 -----------             ------------             ------------
Total net assets .........................................       $19,819,512             $102,725,808             $163,781,043
                                                                 ===========             ============             ============
Investments in shares of The Trusts, at cost .............       $20,340,699             $ 86,523,424             $125,957,258
The Trusts shares held
 Class A .................................................                --                  354,409                       --
 Class B .................................................         1,993,153                6,076,974              10,001,257

                                                                                   EQ/Boston
                                                                                    Advisors      EQ/Calvert
                                                                   EQ/Ariel          Equity         Socially         EQ/Capital
                                                               Appreciation ll       Income       Responsible     Guardian Growth
                                                               ---------------    -----------     -----------     ---------------
Assets:
Investment in shares of The Trusts, at fair value ........         $802,966       $15,579,627     $1,055,032        $4,323,619
Receivable for The Trusts shares sold ....................               80                --             --               177
Receivable for policy-related transactions ...............               --               488          5,950                --
                                                                   --------       -----------     ----------        ----------
  Total assets ...........................................          803,046        15,580,115      1,060,982         4,323,796
                                                                   --------       -----------     ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --               487          5,950                --
Payable for policy-related transactions ..................               80                --             --               177
                                                                   --------       -----------     ----------        ----------
  Total liabilities ......................................               80               487          5,950               177
                                                                   --------       -----------     ----------        ----------
Net Assets ...............................................         $802,966       $15,579,628     $1,055,032        $4,323,619
                                                                   ========       ===========     ==========        ==========
Net Assets:
Accumulation Units .......................................          802,294        15,572,334      1,042,790         4,308,698
Retained by AXA Equitable in Separate Account No. 45 .....              672             7,294         12,242            14,921
                                                                   --------       -----------     ----------        ----------
Total net assets .........................................         $802,966       $15,579,628     $1,055,032        $4,323,619
                                                                   ========       ===========     ==========        ==========
Investments in shares of The Trusts, at cost .............         $743,906       $14,465,468     $1,020,287        $4,004,062
The Trusts shares held
 Class A .................................................               --                --             --                --
 Class B .................................................           71,583         2,248,578        123,698           308,618

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                              EQ/Capital       EQ/Capital       EQ/Capital
                                                               Guardian         Guardian         Guardian
                                                            International       Research       U.S. Equity
                                                            -------------     -----------      -----------
Assets:
Investment in shares of The Trusts, at fair value ........   $24,235,694      $64,390,148      $39,115,571
Receivable for The Trusts shares sold ....................        13,890              875           18,724
Receivable for policy-related transactions ...............            --               --               --
                                                             -----------      -----------      -----------
  Total assets ...........................................    24,249,584       64,391,023       39,134,295
                                                             -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --               --
Payable for policy-related transactions ..................        13,890              876           18,724
                                                             -----------      -----------      -----------
  Total liabilities ......................................        13,890              876           18,724
                                                             -----------      -----------      -----------
Net Assets ...............................................   $24,235,694      $64,390,147      $39,115,571
                                                             ===========      ===========      ===========
Net Assets:
Accumulation Units .......................................    24,156,863       63,987,362       39,055,247
Retained by AXA Equitable in Separate Account No. 45 .....        78,831          402,785           60,324
                                                             -----------      -----------      -----------
Total net assets .........................................   $24,235,694      $64,390,147      $39,115,571
                                                             ===========      ===========      ===========
Investments in shares of The Trusts, at cost .............   $20,255,349      $42,888,729      $34,209,134
The Trusts shares held
 Class A .................................................            --               --               --
 Class B .................................................     1,744,074        4,616,699        3,317,192

                                                            EQ/Caywood-Scholl       EQ/Davis                       EQ/Evergreen
                                                                High Yield          New York        EQ/Equity      International
                                                                   Bond             Venture         500 Index          Bond
                                                            -----------------     ----------     -------------     -------------
Assets:
Investment in shares of The Trusts, at fair value ........      $5,611,588        $1,478,457      $140,120,140      $3,044,708
Receivable for The Trusts shares sold ....................              --                --            32,458              --
Receivable for policy-related transactions ...............             192            23,520                --           2,255
                                                                ----------        ----------      ------------      ----------
  Total assets ...........................................       5,611,780         1,501,977       140,152,598       3,046,963
                                                                ----------        ----------      ------------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................             192            23,520                --           2,255
Payable for policy-related transactions ..................              --                --            32,458              --
                                                                ----------        ----------      ------------      ----------
  Total liabilities ......................................             192            23,520            32,458           2,255
                                                                ----------        ----------      ------------      ----------
Net Assets ...............................................      $5,611,588        $1,478,457      $140,120,140      $3,044,708
                                                                ==========        ==========      ============      ==========
Net Assets:
Accumulation Units .......................................       5,609,318         1,478,403       139,660,526       3,043,822
Retained by AXA Equitable in Separate Account No. 45 .....           2,270                54           459,614             886
                                                                ----------        ----------      ------------      ----------
Total net assets .........................................      $5,611,588        $1,478,457      $140,120,140      $3,044,708
                                                                ==========        ==========      ============      ==========
Investments in shares of The Trusts, at cost .............      $5,646,037        $1,429,407      $129,726,263      $2,979,062
The Trusts shares held
 Class A .................................................              --                --                --              --
 Class B .................................................       1,207,871           136,839         5,432,354         302,201

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                                  EQ/FI
                                                            EQ/Evergreen         EQ/FI           Mid Cap
                                                                Omega           Mid Cap           Value
                                                            ------------     -----------      ------------
Assets:
Investment in shares of The Trusts, at fair value ........   $8,919,461      $76,090,322      $148,272,065
Receivable for The Trusts shares sold ....................          744           11,958            37,079
Receivable for policy-related transactions ...............           --               --                --
                                                             ----------      -----------      ------------
  Total assets ...........................................    8,920,205       76,102,280       148,309,144
                                                             ----------      -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................           --               --                --
Payable for policy-related transactions ..................          744           11,958            37,078
                                                             ----------      -----------      ------------
  Total liabilities ......................................          744           11,958            37,078
                                                             ----------      -----------      ------------
Net Assets ...............................................   $8,919,461      $76,090,322      $148,272,066
                                                             ==========      ===========      ============
Net Assets:
Accumulation Units .......................................    8,883,384       76,030,646       148,185,507
Retained by AXA Equitable in Separate Account No. 45 .....       36,077           59,676            86,559
                                                             ----------      -----------      ------------
Total net assets .........................................   $8,919,461      $76,090,322      $148,272,066
                                                             ==========      ===========      ============
Investments in shares of The Trusts, at cost .............   $8,890,590      $68,985,731      $129,995,658
The Trusts shares held
 Class A .................................................           --               --                --
 Class B .................................................    1,036,302        7,145,653        10,367,124

                                                                            EQ/Franklin       EQ/GAMCO         EQ/GAMCO
                                                            EQ/Franklin      Small Cap       Mergers and     Small Company
                                                               Income          Value        Acquisitions         Value
                                                            -----------     -----------     ------------     -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $6,457,447        $363,981       $9,125,250       $14,559,244
Receivable for The Trusts shares sold ....................          --              --               --               709
Receivable for policy-related transactions ...............     249,611           2,891              551                --
                                                            ----------        --------       ----------       -----------
  Total assets ...........................................   6,707,058         366,872        9,125,801        14,559,953
                                                            ----------        --------       ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................     249,611           2,890              551                --
Payable for policy-related transactions ..................          --              --               --               708
                                                            ----------        --------       ----------       -----------
  Total liabilities ......................................     249,611           2,890              551               708
                                                            ----------        --------       ----------       -----------
Net Assets ...............................................  $6,457,447        $363,982       $9,125,250       $14,559,245
                                                            ==========        ========       ==========       ===========
Net Assets:
Accumulation Units .......................................   6,457,426         363,972        9,121,753        14,548,578
Retained by AXA Equitable in Separate Account No. 45 .....          21              10            3,497            10,667
                                                            ----------        --------       ----------       -----------
Total net assets .........................................  $6,457,447        $363,982       $9,125,250       $14,559,245
                                                            ==========        ========       ==========       ===========
Investments in shares of The Trusts, at cost .............  $6,363,839        $357,987       $8,777,344       $13,793,150
The Trusts shares held
 Class A .................................................          --              --               --                --
 Class B .................................................     620,383          33,544          732,843           483,170

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                   EQ/Janus
                                                            EQ/International       Large Cap      EQ/JPMorgan
                                                                 Growth             Growth         Core Bond
                                                            ----------------     -----------      -----------
Assets:
Investment in shares of The Trusts, at fair value ........     $2,652,086        $18,579,839      $59,759,446
Receivable for The Trusts shares sold ....................            101              1,029          290,026
Receivable for policy-related transactions ...............             --                 --               --
                                                               ----------        -----------      -----------
  Total assets ...........................................      2,652,187         18,580,868       60,049,472
                                                               ----------        -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --                 --               --
Payable for policy-related transactions ..................            101              1,029          290,026
                                                               ----------        -----------      -----------
  Total liabilities ......................................            101              1,029          290,026
                                                               ----------        -----------      -----------
Net Assets ...............................................     $2,652,086        $18,579,839      $59,759,446
                                                               ==========        ===========      ===========
Net Assets:
Accumulation Units .......................................      2,649,892         18,557,925       59,757,712
Retained by AXA Equitable in Separate Account No. 45 .....          2,194             21,914            1,734
                                                               ----------        -----------      -----------
Total net assets .........................................     $2,652,086        $18,579,839      $59,759,446
                                                               ==========        ===========      ===========
Investments in shares of The Trusts, at cost .............     $2,380,538        $15,713,186      $61,272,886
The Trusts shares held
 Class A .................................................             --                 --               --
 Class B .................................................        408,072          2,688,713        5,447,015

                                                             EQ/JPMorgan        EQ/Legg                      EQ/Lord Abbett
                                                                Value         Mason Value       EQ/Long        Growth and
                                                            Opportunities        Equity        Term Bond         Income
                                                            -------------     -----------     ----------     --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $37,448,960      $3,610,231      $3,795,044       $4,673,184
Receivable for The Trusts shares sold ....................            --             226             152              187
Receivable for policy-related transactions ...............        23,787              --              --               --
                                                             -----------      ----------      ----------       ----------
  Total assets ...........................................    37,472,747       3,610,457       3,795,196        4,673,371
                                                             -----------      ----------      ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................        23,787              --              --               --
Payable for policy-related transactions ..................            --             226             152              187
                                                             -----------      ----------      ----------       ----------
  Total liabilities ......................................        23,787             226             152              187
                                                             -----------      ----------      ----------       ----------
Net Assets ...............................................   $37,448,960      $3,610,231      $3,795,044       $4,673,184
                                                             ===========      ==========      ==========       ==========
Net Assets:
Accumulation Units .......................................    37,427,664       3,608,211       3,792,270        4,671,176
Retained by AXA Equitable in Separate Account No. 45 .....        21,296           2,020           2,774            2,008
                                                             -----------      ----------      ----------       ----------
Total net assets .........................................   $37,448,960      $3,610,231      $3,795,044       $4,673,184
                                                             ===========      ==========      ==========       ==========
Investments in shares of The Trusts, at cost .............   $30,197,783      $3,373,586      $3,853,439       $4,420,170
The Trusts shares held
 Class A .................................................            --              --              --               --
 Class B .................................................     2,639,024         322,852         286,004          377,620

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            EQ/Lord Abbett     EQ/Lord Abbett
                                                              Large Cap            Mid Cap         EQ/Marsico
                                                                 Core               Value             Focus
                                                            --------------     --------------     -----------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,304,153         $7,322,413       $73,392,571
Receivable for The Trusts shares sold ....................            52                 --                --
Receivable for policy-related transactions ...............            --                298             3,951
                                                              ----------         ----------       -----------
  Total assets ...........................................     1,304,205          7,322,711        73,396,522
                                                              ----------         ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                298             3,951
Payable for policy-related transactions ..................            52                 --                --
                                                              ----------         ----------       -----------
  Total liabilities ......................................            52                298             3,951
                                                              ----------         ----------       -----------
Net Assets ...............................................    $1,304,153         $7,322,413       $73,392,571
                                                              ==========         ==========       ===========
Net Assets:
Accumulation Units .......................................     1,302,975          7,314,998        73,378,032
Retained by AXA Equitable in Separate Account No. 45 .....         1,178              7,415            14,539
                                                              ----------         ----------       -----------
Total net assets .........................................    $1,304,153         $7,322,413       $73,392,571
                                                              ==========         ==========       ===========
Investments in shares of The Trusts, at cost .............    $1,225,157         $6,777,934       $60,184,590
The Trusts shares held
 Class A .................................................            --                 --                --
 Class B .................................................       109,671            586,559         4,373,602

                                                                EQ/Mercury      EQ/Mercury         EQ/MFS
                                                               Basic Value    International    Emerging Growth        EQ/MFS
                                                                  Equity          Value           Companies       Investors Trust
                                                              ------------    -------------    ---------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
Receivable for The Trusts shares sold ....................              --         163,227             87,554                --
Receivable for policy-related transactions ...............         701,802              --                 --             1,331
                                                              ------------     -----------       ------------       -----------
  Total assets ...........................................     151,885,970      85,743,535         88,591,662        12,690,112
                                                              ------------     -----------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................         701,802              --                 --             1,331
Payable for policy-related transactions ..................              --         163,227             87,554                --
                                                              ------------     -----------       ------------       -----------
  Total liabilities ......................................         701,802         163,227             87,554             1,331
                                                              ------------     -----------       ------------       -----------
Net Assets ...............................................    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
                                                              ============     ===========       ============       ===========
Net Assets:
Accumulation Units .......................................     150,983,499      85,502,280         88,475,774        12,655,126
Retained by AXA Equitable in Separate Account No. 45 .....         200,669          78,028             28,334            33,655
                                                              ------------     -----------       ------------       -----------
Total net assets .........................................    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
                                                              ============     ===========       ============       ===========
Investments in shares of The Trusts, at cost .............    $123,141,277     $62,791,775       $115,973,556       $ 9,882,745
The Trusts shares held
 Class A .................................................              --              --                 --                --
 Class B .................................................       8,857,751       5,132,406          5,747,083         1,121,530

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                              EQ/Money         EQ/Montag &        EQ/Mutual
                                                               Market        Caldwell Growth        Shares
                                                            ------------     ---------------     ----------
Assets:
Investment in shares of The Trusts, at fair value ........  $119,207,021        $1,363,595       $1,505,673
Receivable for The Trusts shares sold ....................       626,507                52               --
Receivable for policy-related transactions ...............            --                --           13,907
                                                            ------------        ----------       ----------
  Total assets ...........................................   119,833,528         1,363,647        1,519,580
                                                            ------------        ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                --           13,906
Payable for policy-related transactions ..................       626,507                52               --
                                                            ------------        ----------       ----------
  Total liabilities ......................................       626,507                52           13,906
                                                            ------------        ----------       ----------
Net Assets ...............................................  $119,207,021        $1,363,595       $1,505,674
                                                            ============        ==========       ==========
Net Assets:
Accumulation Units .......................................   119,128,390         1,361,324        1,505,630
Retained by AXA Equitable in Separate Account No. 45 .....        78,631             2,271               44
                                                            ------------        ----------       ----------
Total net assets .........................................  $119,207,021        $1,363,595       $1,505,674
                                                            ============        ==========       ==========
Investments in shares of The Trusts, at cost .............  $119,311,625        $1,248,681       $1,457,005
The Trusts shares held
 Class A .................................................     8,297,369                --               --
 Class B .................................................   110,890,144           250,178          140,146

                                                                               EQ/Oppenheimer     EQ/Oppenheimer
                                                            EQ/Oppenheimer      Main Street         Main Street        EQ/PIMCO
                                                                Global          Opportunity          Small Cap        Real Return
                                                            --------------     --------------     --------------     ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $519,373           $321,864           $399,619        $10,531,911
Receivable for The Trusts shares sold ....................           21                 --                 17                 --
Receivable for policy-related transactions ...............           --             14,093                 --              1,054
                                                               --------           --------           --------        -----------
  Total assets ...........................................      519,394            335,957            399,636         10,532,965
                                                               --------           --------           --------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --             14,093                 --              1,054
Payable for policy-related transactions ..................           21                 --                 17                 --
                                                               --------           --------           --------        -----------
  Total liabilities ......................................           21             14,093                 17              1,054
                                                               --------           --------           --------        -----------
Net Assets ...............................................     $519,373           $321,864           $399,619        $10,531,911
                                                               ========           ========           ========        ===========
Net Assets:
Accumulation Units .......................................      519,359            321,852            399,604         10,530,650
Retained by AXA Equitable in Separate Account No. 45 .....           14                 12                 15              1,261
                                                               --------           --------           --------        -----------
Total net assets .........................................     $519,373           $321,864           $399,619        $10,531,911
                                                               ========           ========           ========        ===========
Investments in shares of The Trusts, at cost .............     $502,124           $314,456           $394,298        $10,990,234
The Trusts shares held
 Class A .................................................           --                 --                 --                 --
 Class B .................................................       47,235             29,776             36,688          1,077,044

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                               EQ/Short         EQ/Small           EQ/Small
                                                            Duration Bond       Cap Value       Company Growth
                                                            -------------      -----------      --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $5,153,903       $43,974,127        $6,423,400
Receivable for The Trusts shares sold ....................        18,412           518,587                --
Receivable for policy-related transactions ...............            --                --           507,958
                                                              ----------       -----------        ----------
  Total assets ...........................................     5,172,315        44,492,714         6,931,358
                                                              ----------       -----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                --           507,957
Payable for policy-related transactions ..................        18,412           518,587                --
                                                              ----------       -----------        ----------
  Total liabilities ......................................        18,412           518,587           507,957
                                                              ----------       -----------        ----------
Net Assets ...............................................    $5,153,903       $43,974,127        $6,423,401
                                                              ==========       ===========        ==========
Net Assets:
Accumulation Units .......................................     5,152,442        43,882,027         6,421,345
Retained by AXA Equitable in Separate Account No. 45 .....         1,461            92,100             2,056
                                                              ----------       -----------        ----------
Total net assets .........................................    $5,153,903       $43,974,127        $6,423,401
                                                              ==========       ===========        ==========
Investments in shares of The Trusts, at cost .............    $5,203,502       $44,302,330        $6,664,325
The Trusts shares held
 Class A .................................................            --                --                --
 Class B .................................................       516,082         3,207,232           674,360

                                                                                                                  EQ/UBS
                                                               EQ/Small         EQ/TCW        EQ/Templeton      Growth and
                                                            Company Index       Equity           Growth           Income
                                                            -------------     ----------      ------------     ------------
Assets:
Investment in shares of The Trusts, at fair value ........   $36,560,036      $1,628,067       $1,593,314       $3,536,610
Receivable for The Trusts shares sold ....................         7,186              75               --              136
Receivable for policy-related transactions ...............            --              --          211,243               --
                                                             -----------      ----------       ----------       ----------
  Total assets ...........................................    36,567,222       1,628,142        1,804,557        3,536,746
                                                             -----------      ----------       ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --          211,244               --
Payable for policy-related transactions ..................         7,186              75               --              136
                                                             -----------      ----------       ----------       ----------
  Total liabilities ......................................         7,186              75          211,244              136
                                                             -----------      ----------       ----------       ----------
Net Assets ...............................................   $36,560,036      $1,628,067       $1,593,313       $3,536,610
                                                             ===========      ==========       ==========       ==========
Net Assets:
Accumulation Units .......................................    36,480,778       1,626,860        1,593,295        3,532,371
Retained by AXA Equitable in Separate Account No. 45 .....        79,258           1,207               18            4,239
                                                             -----------      ----------       ----------       ----------
Total net assets .........................................   $36,560,036      $1,628,067       $1,593,313       $3,536,610
                                                             ===========      ==========       ==========       ==========
Investments in shares of The Trusts, at cost .............   $30,642,428      $1,619,321       $1,558,607       $3,199,104
The Trusts shares held
 Class A .................................................            --              --               --               --
 Class B .................................................     2,809,991          76,774          147,674          518,485

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                              EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                            EQ/Van Kampen        Emerging           Mid Cap          Montgomery
                                                               Comstock       Markets Equity         Growth           Small Cap
                                                            -------------     --------------     -------------     --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $12,476,856       $105,933,906        $2,609,973        $4,891,896
Receivable for The Trusts shares sold ....................            --                 --                --            18,815
Receivable for policy-related transactions ...............       501,499            185,499               433                --
                                                             -----------       ------------        ----------        ----------
  Total assets ...........................................    12,978,355        106,119,405         2,610,406         4,910,711
                                                             -----------       ------------        ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................       501,499            185,499               433                --
Payable for policy-related transactions ..................            --                 --                --            18,815
                                                             -----------       ------------        ----------        ----------
  Total liabilities ......................................       501,499            185,499               433            18,815
                                                             -----------       ------------        ----------        ----------
Net Assets ...............................................   $12,476,856       $105,933,906        $2,609,973        $4,891,896
                                                             ===========       ============        ==========        ==========
Net Assets:
Accumulation Units .......................................    12,469,858        105,586,170         2,606,631         4,889,189
Retained by AXA Equitable in Separate Account No. 45 .....         6,998            347,736             3,342             2,707
                                                             -----------       ------------        ----------        ----------
Total net assets .........................................   $12,476,856       $105,933,906        $2,609,973        $4,891,896
                                                             ===========       ============        ==========        ==========
Investments in shares of The Trusts, at cost .............   $11,297,211       $ 73,125,654        $2,530,309        $4,592,045
The Trusts shares held
 Class A .................................................            --                 --                --                --
 Class B .................................................     1,060,412          6,527,623           192,523           362,839

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                Contract charges     Unit Value     Units Outstanding (000's)
                                                ----------------     ----------     -------------------------
AXA Aggressive Allocation ..................      Class B 0.50%        $13.49                   --
AXA Aggressive Allocation ..................      Class B 1.15%        $13.24                  263
AXA Aggressive Allocation ..................      Class B 1.35%        $13.16                  595
AXA Aggressive Allocation ..................      Class B 1.55%        $13.09                  265
AXA Aggressive Allocation ..................      Class B 1.60%        $13.07                  189
AXA Aggressive Allocation ..................      Class B 1.70%        $14.43                    8
AXA Conservative Allocation ................      Class B 0.50%        $11.19                   --
AXA Conservative Allocation ................      Class B 1.15%        $10.98                  251
AXA Conservative Allocation ................      Class B 1.35%        $10.92                  343
AXA Conservative Allocation ................      Class B 1.55%        $10.85                  334
AXA Conservative Allocation ................      Class B 1.60%        $10.84                  190
AXA Conservative Allocation ................      Class B 1.70%        $11.31                    5
AXA Conservative-Plus Allocation ...........      Class B 0.50%        $11.64                   15
AXA Conservative-Plus Allocation ...........      Class B 1.15%        $11.43                  206
AXA Conservative-Plus Allocation ...........      Class B 1.35%        $11.36                  456
AXA Conservative-Plus Allocation ...........      Class B 1.55%        $11.29                  429
AXA Conservative-Plus Allocation ...........      Class B 1.60%        $11.28                  462
AXA Conservative-Plus Allocation ...........      Class B 1.70%        $11.96                   13
AXA Moderate Allocation ....................      Class A 1.15%        $54.74                  613
AXA Moderate Allocation ....................      Class B 0.50%        $59.58                    1
AXA Moderate Allocation ....................      Class B 1.15%        $51.94                  843
AXA Moderate Allocation ....................      Class B 1.35%        $49.78                2,505
AXA Moderate Allocation ....................      Class B 1.55%        $47.71                2,045
AXA Moderate Allocation ....................      Class B 1.60%        $47.21                1,195
AXA Moderate Allocation ....................      Class B 1.70%        $46.21                   32
AXA Moderate-Plus Allocation ...............      Class B 0.50%        $12.96                   46
AXA Moderate-Plus Allocation ...............      Class B 1.15%        $12.71                1,295
AXA Moderate-Plus Allocation ...............      Class B 1.35%        $12.64                1,913
AXA Moderate-Plus Allocation ...............      Class B 1.55%        $12.57                2,127
AXA Moderate-Plus Allocation ...............      Class B 1.60%        $12.55                1,043
AXA Moderate-Plus Allocation ...............      Class B 1.70%        $13.82                   --
AXA Premier VIP Aggressive Equity ..........      Class A 1.15%        $63.84                  227
AXA Premier VIP Aggressive Equity ..........      Class B 0.50%        $71.38                   --
AXA Premier VIP Aggressive Equity ..........      Class B 1.15%        $62.23                  197
AXA Premier VIP Aggressive Equity ..........      Class B 1.35%        $59.65                  220
AXA Premier VIP Aggressive Equity ..........      Class B 1.55%        $57.17                   62
AXA Premier VIP Aggressive Equity ..........      Class B 1.60%        $56.56                   53
AXA Premier VIP Aggressive Equity ..........      Class B 1.70%        $55.37                    2
AXA Premier VIP Core Bond ..................      Class B 0.50%        $12.01                    1
AXA Premier VIP Core Bond ..................      Class B 1.15%        $11.62                  416
AXA Premier VIP Core Bond ..................      Class B 1.35%        $11.50                  797
AXA Premier VIP Core Bond ..................      Class B 1.55%        $11.39                1,341
AXA Premier VIP Core Bond ..................      Class B 1.60%        $11.36                  915
AXA Premier VIP Core Bond ..................      Class B 1.70%        $11.30                    6
AXA Premier VIP Health Care ................      Class B 0.50%        $12.61                   --
AXA Premier VIP Health Care ................      Class B 1.15%        $12.21                  206
AXA Premier VIP Health Care ................      Class B 1.35%        $12.08                  346
AXA Premier VIP Health Care ................      Class B 1.55%        $11.96                  427
AXA Premier VIP Health Care ................      Class B 1.60%        $11.93                  223
AXA Premier VIP Health Care ................      Class B 1.70%        $11.87                   10
AXA Premier VIP High Yield .................      Class A 1.15%        $34.71                   93
AXA Premier VIP High Yield .................      Class B 0.50%        $38.57                    1
AXA Premier VIP High Yield .................      Class B 1.15%        $33.83                  378
AXA Premier VIP High Yield .................      Class B 1.35%        $32.49                  911
AXA Premier VIP High Yield .................      Class B 1.55%        $31.19                  896

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges       Unit Value      Units Outstanding (000's)
                                                    ----------------       ----------      -------------------------
AXA Premier VIP High Yield .....................      Class B 1.60%          $ 30.88                 475
AXA Premier VIP High Yield .....................      Class B 1.70%          $ 30.26                  11
AXA Premier VIP International Equity ...........      Class B 0.50%          $ 17.68                   1
AXA Premier VIP International Equity ...........      Class B 1.15%          $ 17.11                 315
AXA Premier VIP International Equity ...........      Class B 1.35%          $ 16.94                 524
AXA Premier VIP International Equity ...........      Class B 1.55%          $ 16.77                 569
AXA Premier VIP International Equity ...........      Class B 1.60%          $ 16.73                 377
AXA Premier VIP International Equity ...........      Class B 1.70%          $ 16.64                   1
AXA Premier VIP Large Cap Core Equity ..........      Class B 0.50%          $ 12.87                   1
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.15%          $ 12.46                  82
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.35%          $ 12.33                 160
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.55%          $ 12.21                 302
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.60%          $ 12.18                 175
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.70%          $ 12.11                   1
AXA Premier VIP Large Cap Growth ...............      Class B 0.50%          $ 10.06                   2
AXA Premier VIP Large Cap Growth ...............      Class B 1.15%          $  9.73                 252
AXA Premier VIP Large Cap Growth ...............      Class B 1.35%          $  9.64                 336
AXA Premier VIP Large Cap Growth ...............      Class B 1.55%          $  9.54                 512
AXA Premier VIP Large Cap Growth ...............      Class B 1.60%          $  9.52                 355
AXA Premier VIP Large Cap Growth ...............      Class B 1.70%          $  9.47                  23
AXA Premier VIP Large Cap Value ................      Class B 0.50%          $ 14.99                  --
AXA Premier VIP Large Cap Value ................      Class B 1.15%          $ 14.50                 302
AXA Premier VIP Large Cap Value ................      Class B 1.35%          $ 14.36                 512
AXA Premier VIP Large Cap Value ................      Class B 1.55%          $ 14.21                 606
AXA Premier VIP Large Cap Value ................      Class B 1.60%          $ 14.18                 326
AXA Premier VIP Large Cap Value ................      Class B 1.70%          $ 14.10                  41
AXA Premier VIP Mid Cap Growth .................      Class B 0.50%          $ 11.41                   1
AXA Premier VIP Mid Cap Growth .................      Class B 1.15%          $ 11.04                 284
AXA Premier VIP Mid Cap Growth .................      Class B 1.35%          $ 10.93                 519
AXA Premier VIP Mid Cap Growth .................      Class B 1.55%          $ 10.82                 807
AXA Premier VIP Mid Cap Growth .................      Class B 1.60%          $ 10.79                 402
AXA Premier VIP Mid Cap Growth .................      Class B 1.70%          $ 10.74                   3
AXA Premier VIP Mid Cap Value ..................      Class B 0.50%          $ 14.53                  --
AXA Premier VIP Mid Cap Value ..................      Class B 1.15%          $ 14.06                 325
AXA Premier VIP Mid Cap Value ..................      Class B 1.35%          $ 13.92                 535
AXA Premier VIP Mid Cap Value ..................      Class B 1.55%          $ 13.78                 656
AXA Premier VIP Mid Cap Value ..................      Class B 1.60%          $ 13.75                 386
AXA Premier VIP Mid Cap Value ..................      Class B 1.70%          $ 13.68                  27
AXA Premier VIP Technology .....................      Class B 0.50%          $ 11.06                   1
AXA Premier VIP Technology .....................      Class B 1.15%          $ 10.71                 316
AXA Premier VIP Technology .....................      Class B 1.35%          $ 10.60                 609
AXA Premier VIP Technology .....................      Class B 1.55%          $ 10.49               1,590
AXA Premier VIP Technology .....................      Class B 1.60%          $ 10.46                 889
AXA Premier VIP Technology .....................      Class B 1.70%          $ 10.41                  15
EQ/AllianceBernstein Common Stock ..............      Class A 1.15%          $291.81                 266
EQ/AllianceBernstein Common Stock ..............      Class B 0.50%          $348.26                  12
EQ/AllianceBernstein Common Stock ..............      Class B 1.15%          $284.40                 380
EQ/AllianceBernstein Common Stock ..............      Class B 1.35%          $267.14                 687
EQ/AllianceBernstein Common Stock ..............      Class B 1.55%          $250.91                 361
EQ/AllianceBernstein Common Stock ..............      Class B 1.60%          $247.00                 200
EQ/AllianceBernstein Common Stock ..............      Class B 1.70%          $239.38                   3
EQ/AllianceBernstein Growth and Income .........      Class A 1.15%          $ 36.23               1,157
EQ/AllianceBernstein Growth and Income .........      Class B 0.50%          $ 38.57                   3

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                            ----------------     ----------     -------------------------
EQ/AllianceBernstein Growth and Income .................      Class B 1.15%        $35.36                1,543
EQ/AllianceBernstein Growth and Income .................      Class B 1.35%        $34.43                3,577
EQ/AllianceBernstein Growth and Income .................      Class B 1.55%        $33.51                3,490
EQ/AllianceBernstein Growth and Income .................      Class B 1.60%        $33.29                1,654
EQ/AllianceBernstein Growth and Income .................      Class B 1.70%        $32.85                   27
EQ/AllianceBernstein Intermediate Government Securities       Class A 1.15%        $20.04                  238
EQ/AllianceBernstein Intermediate Government Securities       Class B 0.50%        $21.69                    5
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.15%        $19.56                  469
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.35%        $18.95                1,287
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.55%        $18.35                2,414
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.60%        $18.20                1,493
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.70%        $17.92                   29
EQ/AllianceBernstein International .....................      Class A 1.15%        $19.35                1,130
EQ/AllianceBernstein International .....................      Class B 0.50%        $20.38                    1
EQ/AllianceBernstein International .....................      Class B 1.15%        $18.87                1,145
EQ/AllianceBernstein International .....................      Class B 1.35%        $18.42                3,112
EQ/AllianceBernstein International .....................      Class B 1.55%        $17.99                3,446
EQ/AllianceBernstein International .....................      Class B 1.60%        $17.88                1,534
EQ/AllianceBernstein International .....................      Class B 1.70%        $17.67                    9
EQ/AllianceBernstein Large Cap Growth ..................      Class B 0.50%        $ 7.47                    1
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.15%        $ 7.10                  995
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.35%        $ 6.99                4,248
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.55%        $ 6.88                4,038
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.60%        $ 6.86                2,322
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.70%        $ 6.80                   14
EQ/AllianceBernstein Quality Bond ......................      Class B 0.50%        $18.35                   --
EQ/AllianceBernstein Quality Bond ......................      Class B 1.15%        $16.83                  227
EQ/AllianceBernstein Quality Bond ......................      Class B 1.35%        $16.38                  353
EQ/AllianceBernstein Quality Bond ......................      Class B 1.55%        $15.95                  389
EQ/AllianceBernstein Quality Bond ......................      Class B 1.60%        $15.84                  243
EQ/AllianceBernstein Quality Bond ......................      Class B 1.70%        $15.63                   11
EQ/AllianceBernstein Small Cap Growth ..................      Class A 1.15%        $18.96                  304
EQ/AllianceBernstein Small Cap Growth ..................      Class B 0.50%        $19.74                    3
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.15%        $18.53                  974
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.35%        $18.17                1,201
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.55%        $17.82                2,275
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.60%        $17.73                  908
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.70%        $17.56                   18
EQ/AllianceBernstein Value .............................      Class B 0.50%        $19.39                    5
EQ/AllianceBernstein Value .............................      Class B 1.15%        $18.28                1,987
EQ/AllianceBernstein Value .............................      Class B 1.35%        $17.95                2,657
EQ/AllianceBernstein Value .............................      Class B 1.55%        $17.62                3,035
EQ/AllianceBernstein Value .............................      Class B 1.60%        $17.54                1,465
EQ/AllianceBernstein Value .............................      Class B 1.70%        $17.38                   21
EQ/Ariel Appreciation II ...............................      Class B 0.50%        $11.48                   --
EQ/Ariel Appreciation II ...............................      Class B 1.15%        $11.39                    8
EQ/Ariel Appreciation II ...............................      Class B 1.35%        $11.50                   28
EQ/Ariel Appreciation II ...............................      Class B 1.55%        $11.34                   15
EQ/Ariel Appreciation II ...............................      Class B 1.60%        $11.33                   17
EQ/Ariel Appreciation II ...............................      Class B 1.70%        $11.31                    2
EQ/Boston Advisors Equity Income .......................      Class B 0.50%        $ 7.26                    3
EQ/Boston Advisors Equity Income .......................      Class B 1.15%        $ 6.89                  379
EQ/Boston Advisors Equity Income .......................      Class B 1.35%        $ 6.78                  886
EQ/Boston Advisors Equity Income .......................      Class B 1.55%        $ 6.67                  620

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                               ----------------     ----------     -------------------------
EQ/Boston Advisors Equity Income ..........      Class B 1.60%        $ 6.64                   421
EQ/Boston Advisors Equity Income ..........      Class B 1.70%        $ 6.59                     1
EQ/Calvert Socially Responsible ...........      Class B 0.50%        $ 9.63                    --
EQ/Calvert Socially Responsible ...........      Class B 1.15%        $ 9.18                     6
EQ/Calvert Socially Responsible ...........      Class B 1.35%        $ 9.04                    46
EQ/Calvert Socially Responsible ...........      Class B 1.55%        $ 8.91                    52
EQ/Calvert Socially Responsible ...........      Class B 1.60%        $ 8.87                    10
EQ/Calvert Socially Responsible ...........      Class B 1.70%        $ 8.81                     2
EQ/Capital Guardian Growth ................      Class B 0.50%        $14.25                     1
EQ/Capital Guardian Growth ................      Class B 1.15%        $13.37                    38
EQ/Capital Guardian Growth ................      Class B 1.35%        $13.11                    74
EQ/Capital Guardian Growth ................      Class B 1.55%        $12.86                    86
EQ/Capital Guardian Growth ................      Class B 1.60%        $12.80                   134
EQ/Capital Guardian Growth ................      Class B 1.70%        $12.67                    --
EQ/Capital Guardian International .........      Class B 0.50%        $15.51                   318
EQ/Capital Guardian International .........      Class B 1.15%        $14.75                   238
EQ/Capital Guardian International .........      Class B 1.35%        $14.52                   502
EQ/Capital Guardian International .........      Class B 1.55%        $14.30                   355
EQ/Capital Guardian International .........      Class B 1.60%        $14.24                   235
EQ/Capital Guardian International .........      Class B 1.70%        $14.13                    --
EQ/Capital Guardian Research ..............      Class B 0.50%        $13.96                    --
EQ/Capital Guardian Research ..............      Class B 1.15%        $13.28                 1,048
EQ/Capital Guardian Research ..............      Class B 1.35%        $13.08                 1,987
EQ/Capital Guardian Research ..............      Class B 1.55%        $12.87                 1,219
EQ/Capital Guardian Research ..............      Class B 1.60%        $12.82                   654
EQ/Capital Guardian Research ..............      Class B 1.70%        $12.72                    --
EQ/Capital Guardian U.S. Equity ...........      Class B 0.50%        $13.44                     2
EQ/Capital Guardian U.S. Equity ...........      Class B 1.15%        $12.78                   505
EQ/Capital Guardian U.S. Equity ...........      Class B 1.35%        $12.58                   922
EQ/Capital Guardian U.S. Equity ...........      Class B 1.55%        $12.39                 1,149
EQ/Capital Guardian U.S. Equity ...........      Class B 1.60%        $12.34                   545
EQ/Capital Guardian U.S. Equity ...........      Class B 1.70%        $12.24                     1
EQ/Caywood-Scholl High Yield Bond .........      Class B 0.50%        $11.23                    --
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.15%        $11.11                    57
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.35%        $11.07                   165
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.55%        $11.04                   178
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.60%        $11.03                   108
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.70%        $11.01                    --
EQ/Davis New York Venture .................      Class B 0.50%        $10.88                    --
EQ/Davis New York Venture .................      Class B 1.15%        $10.85                    19
EQ/Davis New York Venture .................      Class B 1.35%        $10.85                    49
EQ/Davis New York Venture .................      Class B 1.55%        $10.84                    36
EQ/Davis New York Venture .................      Class B 1.60%        $10.84                    33
EQ/Davis New York Venture .................      Class B 1.70%        $10.84                    --
EQ/Equity 500 Index .......................      Class B 0.50%        $33.46                     3
EQ/Equity 500 Index .......................      Class B 1.15%        $30.76                   624
EQ/Equity 500 Index .......................      Class B 1.35%        $29.97                 2,138
EQ/Equity 500 Index .......................      Class B 1.55%        $29.20                 1,200
EQ/Equity 500 Index .......................      Class B 1.60%        $29.01                   723
EQ/Equity 500 Index .......................      Class B 1.70%        $28.64                     9
EQ/Evergreen International Bond ...........      Class B 0.50%        $10.05                    --
EQ/Evergreen International Bond ...........      Class B 1.15%        $ 9.97                    55
EQ/Evergreen International Bond ...........      Class B 1.35%        $10.02                   104

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                               ----------------     ----------     -------------------------
EQ/Evergreen International Bond ...........      Class B 1.55%        $ 9.92                    85
EQ/Evergreen International Bond ...........      Class B 1.60%        $ 9.92                    61
EQ/Evergreen International Bond ...........      Class B 1.70%        $ 9.90                     1
EQ/Evergreen Omega ........................      Class B 0.50%        $ 9.55                     2
EQ/Evergreen Omega ........................      Class B 1.15%        $ 9.07                   121
EQ/Evergreen Omega ........................      Class B 1.35%        $ 8.92                   292
EQ/Evergreen Omega ........................      Class B 1.55%        $ 8.78                   432
EQ/Evergreen Omega ........................      Class B 1.60%        $ 8.74                   157
EQ/Evergreen Omega ........................      Class B 1.70%        $ 8.67                    --
EQ/FI Mid Cap .............................      Class B 0.50%        $13.58                   267
EQ/FI Mid Cap .............................      Class B 1.15%        $13.03                   620
EQ/FI Mid Cap .............................      Class B 1.35%        $12.86                 1,330
EQ/FI Mid Cap .............................      Class B 1.55%        $12.70                 2,486
EQ/FI Mid Cap .............................      Class B 1.60%        $12.66                 1,207
EQ/FI Mid Cap .............................      Class B 1.70%        $12.57                    31
EQ/FI Mid Cap Value .......................      Class B 0.50%        $19.07                   193
EQ/FI Mid Cap Value .......................      Class B 1.15%        $17.90                 1,559
EQ/FI Mid Cap Value .......................      Class B 1.35%        $17.55                 1,921
EQ/FI Mid Cap Value .......................      Class B 1.55%        $17.21                 3,415
EQ/FI Mid Cap Value .......................      Class B 1.60%        $17.13                 1,391
EQ/FI Mid Cap Value .......................      Class B 1.70%        $16.96                    16
EQ/Franklin Income ........................      Class B 0.50%        $10.46                    --
EQ/Franklin Income ........................      Class B 1.15%        $10.44                    78
EQ/Franklin Income ........................      Class B 1.35%        $10.43                   222
EQ/Franklin Income ........................      Class B 1.55%        $10.42                   200
EQ/Franklin Income ........................      Class B 1.60%        $10.42                   120
EQ/Franklin Income ........................      Class B 1.70%        $10.42                    --
EQ/Franklin Small Cap Value ...............      Class B 0.50%        $10.85                    --
EQ/Franklin Small Cap Value ...............      Class B 1.15%        $10.83                     6
EQ/Franklin Small Cap Value ...............      Class B 1.35%        $10.82                     8
EQ/Franklin Small Cap Value ...............      Class B 1.55%        $10.82                    12
EQ/Franklin Small Cap Value ...............      Class B 1.60%        $10.81                     7
EQ/Franklin Small Cap Value ...............      Class B 1.70%        $10.81                    --
EQ/GAMCO Mergers and Acquisitions .........      Class B 0.50%        $11.79                   304
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.15%        $11.67                   198
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.35%        $11.63                   114
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.55%        $11.59                   116
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.60%        $11.58                    44
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.70%        $11.56                     3
EQ/GAMCO Small Company Value ..............      Class B 0.50%        $32.21                    --
EQ/GAMCO Small Company Value ..............      Class B 1.15%        $28.54                    94
EQ/GAMCO Small Company Value ..............      Class B 1.35%        $27.50                   191
EQ/GAMCO Small Company Value ..............      Class B 1.55%        $26.49                   148
EQ/GAMCO Small Company Value ..............      Class B 1.60%        $26.24                   102
EQ/GAMCO Small Company Value ..............      Class B 1.70%        $25.76                     1
EQ/International Growth ...................      Class B 0.50%        $14.46                    --
EQ/International Growth ...................      Class B 1.15%        $14.30                    42
EQ/International Growth ...................      Class B 1.35%        $14.25                    82
EQ/International Growth ...................      Class B 1.55%        $14.20                    39
EQ/International Growth ...................      Class B 1.60%        $14.19                    24
EQ/International Growth ...................      Class B 1.70%        $14.17                    --
EQ/Janus Large Cap Growth .................      Class B 0.50%        $ 6.72                     3
EQ/Janus Large Cap Growth .................      Class B 1.15%        $ 6.45                   185

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                              Contract charges      Unit Value      Units Outstanding (000's)
                                              ----------------      ----------      -------------------------
EQ/Janus Large Cap Growth ................      Class B 1.35%         $ 6.36                   416
EQ/Janus Large Cap Growth ................      Class B 1.55%         $ 6.28                 1,460
EQ/Janus Large Cap Growth ................      Class B 1.60%         $ 6.26                   876
EQ/Janus Large Cap Growth ................      Class B 1.70%         $ 6.22                     6
EQ/JPMorgan Core Bond ....................      Class B 0.50%         $15.48                    10
EQ/JPMorgan Core Bond ....................      Class B 1.15%         $14.59                   630
EQ/JPMorgan Core Bond ....................      Class B 1.35%         $14.33                 1,273
EQ/JPMorgan Core Bond ....................      Class B 1.55%         $14.07                 1,359
EQ/JPMorgan Core Bond ....................      Class B 1.60%         $14.01                   924
EQ/JPMorgan Core Bond ....................      Class B 1.70%         $13.88                     8
EQ/JPMorgan Value Opportunities ..........      Class B 0.50%         $17.46                    --
EQ/JPMorgan Value Opportunities ..........      Class B 1.15%         $16.39                   655
EQ/JPMorgan Value Opportunities ..........      Class B 1.35%         $16.07                   978
EQ/JPMorgan Value Opportunities ..........      Class B 1.55%         $15.76                   415
EQ/JPMorgan Value Opportunities ..........      Class B 1.60%         $15.68                   281
EQ/JPMorgan Value Opportunities ..........      Class B 1.70%         $15.53                     2
EQ/Legg Mason Value Equity ...............      Class B 0.50%         $11.33                    --
EQ/Legg Mason Value Equity ...............      Class B 1.15%         $11.24                    54
EQ/Legg Mason Value Equity ...............      Class B 1.35%         $11.38                   136
EQ/Legg Mason Value Equity ...............      Class B 1.55%         $11.19                    63
EQ/Legg Mason Value Equity ...............      Class B 1.60%         $11.18                    63
EQ/Legg Mason Value Equity ...............      Class B 1.70%         $11.17                     4
EQ/Long Term Bond ........................      Class B 0.50%         $10.19                    --
EQ/Long Term Bond ........................      Class B 1.15%         $10.08                    47
EQ/Long Term Bond ........................      Class B 1.35%         $10.04                   121
EQ/Long Term Bond ........................      Class B 1.55%         $10.01                   145
EQ/Long Term Bond ........................      Class B 1.60%         $10.00                    64
EQ/Long Term Bond ........................      Class B 1.70%         $ 9.98                     2
EQ/Lord Abbett Growth and Income .........      Class B 0.50%         $12.43                    --
EQ/Lord Abbett Growth and Income .........      Class B 1.15%         $12.30                    56
EQ/Lord Abbett Growth and Income .........      Class B 1.35%         $12.25                   119
EQ/Lord Abbett Growth and Income .........      Class B 1.55%         $12.21                   124
EQ/Lord Abbett Growth and Income .........      Class B 1.60%         $12.20                    83
EQ/Lord Abbett Growth and Income .........      Class B 1.70%         $12.18                    --
EQ/Lord Abbett Large Cap Core ............      Class B 0.50%         $11.91                    --
EQ/Lord Abbett Large Cap Core ............      Class B 1.15%         $11.78                    10
EQ/Lord Abbett Large Cap Core ............      Class B 1.35%         $11.74                    49
EQ/Lord Abbett Large Cap Core ............      Class B 1.55%         $11.70                    30
EQ/Lord Abbett Large Cap Core ............      Class B 1.60%         $11.69                    22
EQ/Lord Abbett Large Cap Core ............      Class B 1.70%         $11.67                    --
EQ/Lord Abbett Mid Cap Value .............      Class B 0.50%         $12.54                    --
EQ/Lord Abbett Mid Cap Value .............      Class B 1.15%         $12.41                   167
EQ/Lord Abbett Mid Cap Value .............      Class B 1.35%         $12.36                   193
EQ/Lord Abbett Mid Cap Value .............      Class B 1.55%         $12.32                   117
EQ/Lord Abbett Mid Cap Value .............      Class B 1.60%         $12.31                   115
EQ/Lord Abbett Mid Cap Value .............      Class B 1.70%         $12.29                    --
EQ/Marsico Focus .........................      Class B 0.50%         $17.20                     7
EQ/Marsico Focus .........................      Class B 1.15%         $16.61                   770
EQ/Marsico Focus .........................      Class B 1.35%         $16.44                 1,541
EQ/Marsico Focus .........................      Class B 1.55%         $16.26                 1,408
EQ/Marsico Focus .........................      Class B 1.60%         $16.22                  745
EQ/Marsico Focus .........................      Class B 1.70%         $16.13                   11

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges       Unit Value      Units Outstanding (000's)
                                                    ----------------       ----------      -------------------------
EQ/Mercury Basic Value Equity ..................      Class B 0.50%          $26.27                      6
EQ/Mercury Basic Value Equity ..................      Class B 1.15%          $24.66                  1,201
EQ/Mercury Basic Value Equity ..................      Class B 1.35%          $24.18                  2,213
EQ/Mercury Basic Value Equity ..................      Class B 1.55%          $23.71                  1,927
EQ/Mercury Basic Value Equity ..................      Class B 1.60%          $23.60                    917
EQ/Mercury Basic Value Equity ..................      Class B 1.70%          $23.37                     14
EQ/Mercury International Value .................      Class B 0.50%          $24.88                      3
EQ/Mercury International Value .................      Class B 1.15%          $23.35                    795
EQ/Mercury International Value .................      Class B 1.35%          $22.90                  1,280
EQ/Mercury International Value .................      Class B 1.55%          $22.46                  1,158
EQ/Mercury International Value .................      Class B 1.60%          $22.35                    514
EQ/Mercury International Value .................      Class B 1.70%          $22.13                      3
EQ/MFS Emerging Growth Companies ...............      Class B 0.50%          $16.39                     --
EQ/MFS Emerging Growth Companies ...............      Class B 1.15%          $15.39                  1,056
EQ/MFS Emerging Growth Companies ...............      Class B 1.35%          $15.09                  2,809
EQ/MFS Emerging Growth Companies ...............      Class B 1.55%          $14.80                  1,228
EQ/MFS Emerging Growth Companies ...............      Class B 1.60%          $14.72                    791
EQ/MFS Emerging Growth Companies ...............      Class B 1.70%          $14.58                      1
EQ/MFS Investors Trust .........................      Class B 0.50%          $11.33                      2
EQ/MFS Investors Trust .........................      Class B 1.15%          $10.75                     85
EQ/MFS Investors Trust .........................      Class B 1.35%          $10.58                    411
EQ/MFS Investors Trust .........................      Class B 1.55%          $10.41                    412
EQ/MFS Investors Trust .........................      Class B 1.60%          $10.37                    298
EQ/MFS Investors Trust .........................      Class B 1.70%          $10.28                     --
EQ/Money Market ................................      Class A 1.15%          $31.67                    262
EQ/Money Market ................................      Class B 0.00%          $41.55                     18
EQ/Money Market ................................      Class B 0.50%          $36.58                      1
EQ/Money Market ................................      Class B 1.15%          $30.96                    433
EQ/Money Market ................................      Class B 1.35%          $29.41                  1,040
EQ/Money Market ................................      Class B 1.55%          $27.92                  1,184
EQ/Money Market ................................      Class B 1.60%          $27.57                  1,177
EQ/Money Market ................................      Class B 1.70%          $26.86                     22
EQ/Montag & Caldwell Growth ....................      Class B 0.50%          $ 5.26                     --
EQ/Montag & Caldwell Growth ....................      Class B 1.15%          $ 4.99                     50
EQ/Montag & Caldwell Growth ....................      Class B 1.35%          $ 4.91                    136
EQ/Montag & Caldwell Growth ....................      Class B 1.55%          $ 4.83                     62
EQ/Montag & Caldwell Growth ....................      Class B 1.60%          $ 4.81                     29
EQ/Montag & Caldwell Growth ....................      Class B 1.70%          $ 4.77                     --
EQ/Mutual Shares ...............................      Class B 0.50%          $10.74                     --
EQ/Mutual Shares ...............................      Class B 1.15%          $10.72                     21
EQ/Mutual Shares ...............................      Class B 1.35%          $10.71                     50
EQ/Mutual Shares ...............................      Class B 1.55%          $10.70                     47
EQ/Mutual Shares ...............................      Class B 1.60%          $10.70                     23
EQ/Mutual Shares ...............................      Class B 1.70%          $10.70                     --
EQ/Oppenheimer Global ..........................      Class B 0.50%          $11.12                     --
EQ/Oppenheimer Global ..........................      Class B 1.15%          $11.10                      9
EQ/Oppenheimer Global ..........................      Class B 1.35%          $11.09                      8
EQ/Oppenheimer Global ..........................      Class B 1.55%          $11.09                     17
EQ/Oppenheimer Global ..........................      Class B 1.60%          $11.09                     12
EQ/Oppenheimer Global ..........................      Class B 1.70%          $11.08                     --
EQ/Oppenheimer Main Street Opportunity .........      Class B 0.50%          $10.96                     --
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.15%          $10.94                      6
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.35%          $10.93                     17

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges      Unit Value      Units Outstanding (000's)
                                                    ----------------      ----------      -------------------------
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.55%         $10.92                     6
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.60%         $10.92                    --
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.70%         $10.92                    --
EQ/Oppenheimer Main Street Small Cap ...........      Class B 0.50%         $11.13                    --
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.15%         $11.11                     1
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.35%         $11.10                    12
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.55%         $11.09                     9
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.60%         $11.09                    14
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.70%         $11.09                    --
EQ/PIMCO Real Return ...........................      Class B 0.50%         $ 9.98                    --
EQ/PIMCO Real Return ...........................      Class B 1.15%         $ 9.87                   195
EQ/PIMCO Real Return ...........................      Class B 1.35%         $ 9.84                   330
EQ/PIMCO Real Return ...........................      Class B 1.55%         $ 9.81                   337
EQ/PIMCO Real Return ...........................      Class B 1.60%         $ 9.80                   207
EQ/PIMCO Real Return ...........................      Class B 1.70%         $ 9.78                     3
EQ/Short Duration Bond .........................      Class B 0.50%         $10.38                    --
EQ/Short Duration Bond .........................      Class B 1.15%         $10.27                    84
EQ/Short Duration Bond .........................      Class B 1.35%         $10.23                   174
EQ/Short Duration Bond .........................      Class B 1.55%         $10.20                   140
EQ/Short Duration Bond .........................      Class B 1.60%         $10.19                   104
EQ/Short Duration Bond .........................      Class B 1.70%         $10.17                     2
EQ Small Cap Value .............................      Class B 0.50%         $21.25                     2
EQ Small Cap Value .............................      Class B 1.15%         $20.03                   399
EQ Small Cap Value .............................      Class B 1.35%         $19.67                   761
EQ Small Cap Value .............................      Class B 1.55%         $19.31                   683
EQ Small Cap Value .............................      Class B 1.60%         $19.22                   395
EQ Small Cap Value .............................      Class B 1.70%         $19.05                     6
EQ Small Company Growth ........................      Class B 0.50%         $ 9.42                     4
EQ Small Company Growth ........................      Class B 1.15%         $ 8.94                   101
EQ Small Company Growth ........................      Class B 1.35%         $ 8.79                   286
EQ Small Company Growth ........................      Class B 1.55%         $ 8.65                   218
EQ Small Company Growth ........................      Class B 1.60%         $ 8.61                   125
EQ Small Company Growth ........................      Class B 1.70%         $ 8.54                    --
EQ/Small Company Index .........................      Class B 0.50%         $18.52                     2
EQ/Small Company Index .........................      Class B 1.15%         $17.46                   341
EQ/Small Company Index .........................      Class B 1.35%         $17.14                   792
EQ/Small Company Index .........................      Class B 1.55%         $16.83                   681
EQ/Small Company Index .........................      Class B 1.60%         $16.75                   323
EQ/Small Company Index .........................      Class B 1.70%         $16.60                     3
EQ/TCW Equity ..................................      Class B 0.50%         $19.34                    --
EQ/TCW Equity ..................................      Class B 1.15%         $17.14                    14
EQ/TCW Equity ..................................      Class B 1.35%         $16.51                    45
EQ/TCW Equity ..................................      Class B 1.55%         $15.90                    27
EQ/TCW Equity ..................................      Class B 1.60%         $15.76                    12
EQ/TCW Equity ..................................      Class B 1.70%         $15.46                    --
EQ/Templeton Growth ............................      Class B 0.50%         $10.79                    --
EQ/Templeton Growth ............................      Class B 1.15%         $10.76                    20
EQ/Templeton Growth ............................      Class B 1.35%         $10.76                    61
EQ/Templeton Growth ............................      Class B 1.55%         $10.75                    39
EQ/Templeton Growth ............................      Class B 1.60%         $10.75                    28
EQ/Templeton Growth ............................      Class B 1.70%         $10.75                    --
EQ/UBS Growth and Income .......................      Class B 0.50%         $ 6.70                    --
EQ/UBS Growth and Income .......................      Class B 1.15%         $ 6.35                   146

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006

                                                   Contract charges      Unit Value      Units Outstanding (000's)
                                                   ----------------      ----------      -------------------------
EQ/UBS Growth and Income ......................      Class B 1.35%        $ 6.25                    193
EQ/UBS Growth and Income ......................      Class B 1.55%        $ 6.15                    158
EQ/UBS Growth and Income ......................      Class B 1.60%        $ 6.12                     69
EQ/UBS Growth and Income ......................      Class B 1.70%        $ 6.07                     --
EQ/Van Kampen Comstock ........................      Class B 0.50%        $12.10                    362
EQ/Van Kampen Comstock ........................      Class B 1.15%        $11.96                    157
EQ/Van Kampen Comstock ........................      Class B 1.35%        $11.92                    251
EQ/Van Kampen Comstock ........................      Class B 1.55%        $11.88                    142
EQ/Van Kampen Comstock ........................      Class B 1.60%        $11.87                    129
EQ/Van Kampen Comstock ........................      Class B 1.70%        $11.85                     --
EQ/Van Kampen Emerging Markets Equity .........      Class B 0.50%        $20.43                      2
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.15%        $19.21                  1,021
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.35%        $18.85                  1,993
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.55%        $18.50                  1,689
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.60%        $18.41                    929
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.70%        $18.23                      1
EQ/Van Kampen Mid Cap Growth ..................      Class B 0.50%        $13.53                     --
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.15%        $13.38                     48
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.35%        $13.34                     74
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.55%        $13.29                     44
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.60%        $13.28                     30
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.70%        $13.26                     --
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 0.50%        $14.49                     --
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.15%        $14.33                     47
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.35%        $14.28                    131
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.55%        $14.24                    114
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.60%        $14.22                     50



                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Aggressive     AXA Conservative     AXA Conservative-
                                                      Allocation          Allocation         Plus Allocation
                                                    --------------     ----------------     -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  347,798           $443,072             $  524,747
 Expenses:
  Asset-based charges ............................       155,827            163,678                219,354
                                                      ----------           --------             ----------
Net Investment Income (Loss) .....................       191,971            279,394                305,393
                                                      ----------           --------             ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       530,568             78,089                225,185
  Realized gain distribution from The Trusts .....       224,086            115,813                234,578
                                                      ----------           --------             ----------
 Net realized gain (loss) ........................       754,654            193,902                459,763
                                                      ----------           --------             ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       906,442            143,650                359,666
                                                      ----------           --------             ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,661,096            337,552                819,429
                                                      ----------           --------             ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,853,067           $616,946             $1,124,822
                                                      ==========           ========             ==========

                                                                                           AXA Premier      AXA Premier
                                                    AXA Moderate      AXA Moderate-      VIP Aggressive       VIP Core
                                                     Allocation      Plus Allocation         Equity             Bond
                                                    ------------     ---------------     --------------     -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 9,321,007         $1,789,239         $    25,866       $1,752,693
 Expenses:
  Asset-based charges ............................    4,688,293            708,645             625,691          628,477
                                                    -----------         ----------         -----------       ----------
Net Investment Income (Loss) .....................    4,632,714          1,080,594            (599,825)       1,124,216
                                                    -----------         ----------         -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   13,616,226          1,117,269          (1,914,810)        (319,601)
  Realized gain distribution from The Trusts .....    2,909,070            795,275                  --               --
                                                    -----------         ----------         -----------       ----------
 Net realized gain (loss) ........................   16,525,296          1,912,544          (1,914,810)        (319,601)
                                                    -----------         ----------         -----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    9,825,690          4,082,567           4,159,610           92,744
                                                    -----------         ----------         -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   26,350,986          5,995,111           2,244,800         (226,857)
                                                    -----------         ----------         -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $30,983,700         $7,075,705         $ 1,644,975       $  897,359
                                                    ===========         ==========         ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier       AXA Premier         AXA Premier
                                                     VIP Health         VIP High       VIP International
                                                        Care             Yield               Equity
                                                    -----------       -----------      -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 157,101        $ 5,929,071          $  562,092
 Expenses:
  Asset-based charges ............................     224,091          1,313,511             385,460
                                                     ---------        -----------          ----------
Net Investment Income (Loss) .....................     (66,990)         4,615,560             176,632
                                                     ---------        -----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     388,153         (1,490,273)          3,332,975
  Realized gain distribution from The Trusts .....     537,945                 --             833,867
                                                     ---------        -----------          ----------
 Net realized gain (loss) ........................     926,098         (1,490,273)          4,166,842
                                                     ---------        -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (322,035)         4,235,801           1,301,334
                                                     ---------        -----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     604,063          2,745,528           5,468,176
                                                     ---------        -----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 537,073        $ 7,361,088          $5,644,808
                                                     =========        ===========          ==========

                                                    AXA Premier VIP     AXA Premier VIP     AXA Premier VIP     AXA Premier VIP
                                                       Large Cap           Large Cap           Large Cap            Mid Cap
                                                      Core Equity            Growth              Value               Growth
                                                    ---------------     ---------------     ---------------     ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   51,308                  --          $  626,382         $   119,447
 Expenses:
  Asset-based charges ............................        104,098             215,182             344,835             342,176
                                                       ----------             -------          ----------         -----------
Net Investment Income (Loss) .....................        (52,790)           (215,182)            281,547            (222,729)
                                                       ----------            --------          ----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        715,524           1,248,563           1,994,556           1,951,370
  Realized gain distribution from The Trusts .....        165,217             683,203             366,876           2,095,045
                                                       ----------           ---------          ----------         -----------
 Net realized gain (loss) ........................        880,741           1,931,766           2,361,432           4,046,415
                                                       ----------           ---------          ----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        226,064          (1,972,979)          1,243,955          (2,060,447)
                                                       ----------          ----------          ----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,106,805             (41,213)          3,605,387           1,985,968
                                                       ----------          ----------          ----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $1,054,015         $  (256,395)         $3,886,934         $ 1,763,239
                                                       ==========         ===========          ==========         ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier                                                EQ/AllianceBernstein
                                                      VIP Mid         AXA Premier      EQ/AllianceBernstein         Growth and
                                                     Cap Value      VIP Technology         Common Stock               Income
                                                    -----------     --------------     --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  425,553                --          $  6,216,043             $ 5,175,907
 Expenses:
  Asset-based charges ............................     373,867           594,228             7,272,141               5,480,606
                                                    ----------           -------          ------------             -----------
Net Investment Income (Loss) .....................      51,686          (594,228)           (1,056,098)               (304,699)
                                                    ----------          --------          ------------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     574,325         3,246,678           (17,126,379)             10,087,124
  Realized gain distribution from The Trusts .....   2,382,081                --                    --              18,171,909
                                                    ----------         ---------          ------------             -----------
 Net realized gain (loss) ........................   2,956,406         3,246,678           (17,126,379)             28,259,033
                                                    ----------         ---------          ------------             -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     215,129          (628,804)           65,207,213              32,943,143
                                                    ----------         ---------          ------------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   3,171,535         2,617,874            48,080,834              61,202,176
                                                    ----------         ---------          ------------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,223,221        $2,023,646          $ 47,024,736             $60,897,477
                                                    ==========        ==========          ============             ===========

                                                      EQ/AllianceBernstein
                                                          Intermediate                                     EQ/AllianceBernstein
                                                           Government            EQ/AllianceBernstein           Large Cap
                                                           Securities                International                Growth
                                                      --------------------       --------------------      --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $4,438,446                 $ 2,534,096                       --
 Expenses:
  Asset-based charges ............................         1,789,121                   2,569,833                1,284,009
                                                          ----------                 -----------                ---------
Net Investment Income (Loss) .....................         2,649,325                     (35,737)              (1,284,009)
                                                          ----------                 -----------               ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (695,557)                 11,937,246               (7,479,562)
  Realized gain distribution from The Trusts .....                --                  13,039,082                       --
                                                          ----------                 -----------               ----------
 Net realized gain (loss) ........................          (695,557)                 24,976,328               (7,479,562)
                                                          ----------                 -----------               ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (209,161)                 10,950,680                6,305,608
                                                          ----------                 -----------               ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (904,718)                 35,927,008               (1,173,954)
                                                          ----------                 -----------               ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $1,744,607                 $35,891,271              $(2,457,963)
                                                          ==========                 ===========              ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                              EQ/AllianceBernstein
                                                    EQ/AllianceBernstein           Small Cap             EQ/AllianceBernstein
                                                        Quality Bond                 Growth                      Value
                                                    --------------------      --------------------      ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 767,345                        --                 $ 2,347,834
 Expenses:
  Asset-based charges ............................          309,777                 1,589,100                   2,183,165
                                                          ---------                 ---------                 -----------
Net Investment Income (Loss) .....................          457,568                (1,589,100)                    164,669
                                                          ---------                ----------                 -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (246,386)                5,066,433                   6,900,581
  Realized gain distribution from The Trusts .....               --                 8,420,780                   9,005,273
                                                          ---------                ----------                 -----------
 Net realized gain (loss) ........................         (246,386)               13,487,213                  15,905,854
                                                          ---------                ----------                 -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          232,249                (4,278,250)                 11,920,233
                                                          ---------                ----------                 -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (14,137)                9,208,963                  27,826,087
                                                          ---------                ----------                 -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 443,431               $ 7,619,863                 $27,990,756
                                                          =========               ===========                 ===========

                                                                             EQ/Boston         EQ/Calvert     EQ/Capital
                                                          EQ/Ariel            Advisors          Socially       Guardian
                                                      Appreciation II      Equity Income      Responsible       Growth
                                                      ---------------      -------------      -----------     ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 6,163            $  313,478               --       $   6,896
 Expenses:
  Asset-based charges ............................          7,570               193,293           17,282          44,937
                                                          -------            ----------           ------       ---------
Net Investment Income (Loss) .....................         (1,407)              120,185          (17,282)        (38,041)
                                                          -------            ----------          -------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          9,414               405,181          104,916         144,148
  Realized gain distribution from The Trusts .....            190               627,857           12,666              --
                                                          -------            ----------          -------       ---------
 Net realized gain (loss) ........................          9,604             1,033,038          117,582         144,148
                                                          -------            ----------          -------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................         56,560               759,059          (60,259)        123,864
                                                          -------            ----------          -------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         66,164             1,792,097           57,323         268,012
                                                          -------            ----------          -------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $64,757            $1,912,282         $ 40,041       $ 229,971
                                                          =======            ==========         ========       =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/Capital       EQ/Capital       EQ/Capital     EQ/Caywood-Scholl
                                                       Guardian         Guardian         Guardian          High Yield
                                                    International       Research       U.S. Equity            Bond
                                                    -------------      ----------      -----------     -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  303,109       $  353,384      $   476,477          $314,068
 Expenses:
  Asset-based charges ............................       291,093          929,646          586,984            61,312
                                                      ----------       ----------      -----------          --------
Net Investment Income (Loss) .....................        12,016         (576,262)        (110,507)          252,756
                                                      ----------       ----------      -----------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     2,287,834        4,769,185        3,844,189             2,075
  Realized gain distribution from The Trusts .....     1,314,703               --        2,323,484                --
                                                      ----------       ----------      -----------          --------
 Net realized gain (loss) ........................     3,602,537        4,769,185        6,167,673             2,075
                                                      ----------       ----------      -----------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       147,272        2,457,133       (2,750,518)           41,234
                                                      ----------       ----------      -----------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,749,809        7,226,318        3,417,155            43,309
                                                      ----------       ----------      -----------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,761,825       $6,650,056      $ 3,306,648          $296,065
                                                      ==========       ==========      ===========          ========

                                                         EQ/Davis                      EQ/Evergreen
                                                         New York       EQ/Equity      International
                                                       Venture (a)      500 Index          Bond
                                                       -----------     -----------     -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $ 2,748       $ 2,063,705      $    7,363
 Expenses:
  Asset-based charges ............................         3,192         1,994,086          26,303
                                                         -------       -----------      ----------
Net Investment Income (Loss) .....................          (444)           69,619         (18,940)
                                                         -------       -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         2,104           558,219           3,605
  Realized gain distribution from The Trusts .....            --         3,943,777              --
                                                         -------       -----------      ----------
 Net realized gain (loss) ........................         2,104         4,501,996           3,605
                                                         -------       -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        49,050        13,183,931          66,166
                                                         -------       -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        51,154        17,685,927          69,771
                                                         -------       -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $50,710       $17,755,546      $   50,831
                                                         =======       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                           EQ/FI
                                                    EQ/Evergreen         EQ/FI            Mid Cap        EQ/Franklin
                                                        Omega           Mid Cap            Value          Income (a)
                                                    ------------      ----------       ------------      -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   194,976       $2,420,220       $    438,932        $ 34,050
 Expenses:
  Asset-based charges ............................      138,311        1,116,957          2,171,716          11,694
                                                    -----------       ----------       ------------        --------
Net Investment Income (Loss) .....................       56,665        1,303,263         (1,732,784)         22,356
                                                    -----------       ----------       ------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      525,710        4,055,898          6,638,554           7,132
  Realized gain distribution from The Trusts .....      714,905        2,889,366         12,844,678              --
                                                    -----------       ----------       ------------        --------
 Net realized gain (loss) ........................    1,240,615        6,945,264         19,483,232           7,132
                                                    -----------       ----------       ------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (929,749)        (804,489)        (2,138,466)         93,608
                                                    -----------       ----------       ------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      310,866        6,140,775         17,344,766         100,740
                                                    -----------       ----------       ------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   367,531       $7,444,038       $ 15,611,982        $123,096
                                                    ===========       ==========       ============        ========

                                                       EQ/Franklin        EQ/GAMCO          EQ/GAMCO
                                                        Small Cap        Mergers and      Small Company
                                                        Value (a)       Acquisitions          Value
                                                       -----------      ------------      -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $  452           $371,393         $  179,047
 Expenses:
  Asset-based charges ............................          658             68,580            171,486
                                                         ------           --------         ----------
Net Investment Income (Loss) .....................         (206)           302,813              7,561
                                                         ------           --------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        1,551             53,401            200,942
  Realized gain distribution from The Trusts .....           --             23,625            632,006
                                                         ------           --------         ----------
 Net realized gain (loss) ........................        1,551             77,026            832,948
                                                         ------           --------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        5,994            397,486          1,107,627
                                                         ------           --------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        7,545            474,512          1,940,575
                                                         ------           --------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $7,339           $777,325         $1,948,136
                                                         ======           ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                            EQ/Janus
                                                    EQ/International       Large Cap        EQ/JPMorgan
                                                         Growth              Growth          Core Bond
                                                    ----------------      -----------      ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $ 17,926                 --        $2,523,212
 Expenses:
  Asset-based charges ............................         20,806            301,832           848,929
                                                         --------            -------        ----------
Net Investment Income (Loss) .....................         (2,880)          (301,832)        1,674,283
                                                         --------           --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         91,912            695,136          (290,288)
  Realized gain distribution from The Trusts .....             --                 --                --
                                                         --------           --------        ----------
 Net realized gain (loss) ........................         91,912            695,136          (290,288)
                                                         --------           --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        237,333           (532,811)          132,667
                                                         --------           --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        329,245            162,325          (157,621)
                                                         --------           --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $326,365          $(139,507)       $1,516,662
                                                         ========          =========        ==========

                                                     EQ/JPMorgan         EQ/Legg                     EQ/Lord Abbett
                                                        Value             Mason         EQ/Long        Growth and
                                                    Opportunities     Value Equity     Term Bond         Income
                                                    -------------     ------------     ---------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,523,683       $   1,113       $ 144,311        $ 35,402
 Expenses:
  Asset-based charges ............................       509,847          32,412          51,478          30,861
                                                      ----------       ---------       ---------        --------
Net Investment Income (Loss) .....................     1,013,836         (31,299)         92,833           4,541
                                                      ----------       ---------       ---------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,083,249           2,097         (70,542)         97,621
  Realized gain distribution from The Trusts .....       933,870              --              --          17,342
                                                      ----------       ---------       ---------        --------
 Net realized gain (loss) ........................     2,017,119           2,097         (70,542)        114,963
                                                      ----------       ---------       ---------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,111,521         224,402           7,727         235,372
                                                      ----------       ---------       ---------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,128,640         226,499         (62,815)        350,335
                                                      ----------       ---------       ---------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,142,476       $ 195,200       $  30,018        $354,876
                                                      ==========       =========       =========        ========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    EQ/Lord Abbett      EQ/Lord Abbett                        EQ/Mercury
                                                      Large Cap             Mid Cap          EQ/Marsico      Basic Value
                                                         Core                Value             Focus            Equity
                                                    --------------      --------------      ------------     -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 12,280          $  96,646          $  509,093      $ 3,966,185
 Expenses:
  Asset-based charges ............................        13,869            125,927           1,010,184        2,076,040
                                                        --------          ---------          ----------      -----------
Net Investment Income (Loss) .....................        (1,589)           (29,281)           (501,091)       1,890,145
                                                        --------          ---------          ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        34,581            467,698           4,936,646        5,506,862
  Realized gain distribution from The Trusts .....         4,826             40,816           1,282,337        5,753,174
                                                        --------          ---------          ----------      -----------
 Net realized gain (loss) ........................        39,407            508,514           6,218,983       11,260,036
                                                        --------          ---------          ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        65,646            358,406            (434,922)      12,884,428
                                                        --------          ---------          ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       105,053            866,920           5,784,061       24,144,464
                                                        --------          ---------          ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $103,464          $ 837,639          $5,282,970      $26,034,609
                                                        ========          =========          ==========      ===========

                                                       EQ/Mercury       EQ/MFS Emerging
                                                     International           Growth              EQ/MFS
                                                         Value             Companies         Investors Trust
                                                     -------------      ---------------      ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 2,623,674                  --           $  107,512
 Expenses:
  Asset-based charges ............................      1,079,828           1,302,557              192,975
                                                      -----------           ---------           ----------
Net Investment Income (Loss) .....................      1,543,846          (1,302,557)             (85,463)
                                                      -----------          ----------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      5,008,736         (12,020,318)             345,705
  Realized gain distribution from The Trusts .....      2,937,479                  --                   --
                                                      -----------         -----------           ----------
 Net realized gain (loss) ........................      7,946,215         (12,020,318)             345,705
                                                      -----------         -----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,928,413          18,858,380            1,137,183
                                                      -----------         -----------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     14,874,628           6,838,062            1,482,888
                                                      -----------         -----------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $16,418,474        $  5,535,505           $1,397,425
                                                      ===========        ============           ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/Money        EQ/Montag &         EQ/Mutual      EQ/Oppenheimer
                                                       Market       Caldwell Growth      Shares (a)        Global (a)
                                                    ----------      ---------------      ----------      --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $5,329,087        $  2,551             $ 1,418          $    65
 Expenses:
  Asset-based charges ............................   1,739,669          18,154               3,066            1,011
                                                    ----------        --------             -------          -------
Net Investment Income (Loss) .....................   3,589,418         (15,603)             (1,648)            (946)
                                                    ----------        --------             -------          -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (250,487)         28,526               3,317            1,554
  Realized gain distribution from The Trusts .....          --              --                  --               --
                                                    ----------        --------             -------          -------
 Net realized gain (loss) ........................    (250,487)         28,526               3,317            1,554
                                                    ----------        --------             -------          -------
 Change in unrealized appreciation
  (depreciation) of investments ..................     271,402          72,687              48,668           17,249
                                                    ----------        --------             -------          -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      20,915         101,213              51,985           18,803
                                                    ----------        --------             -------          -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,610,333        $ 85,610             $50,337          $17,857
                                                    ==========        ========             =======          =======

                                                      EQ/Oppenheimer      EQ/Oppenheimer
                                                       Main Street          Main Street        EQ/PIMCO
                                                     Opportunity (a)       Small Cap (a)      Real Return
                                                     ---------------      --------------      -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $1,605              $1,199           $ 417,025
 Expenses:
  Asset-based charges ............................           634                 760             132,750
                                                          ------              ------           ---------
Net Investment Income (Loss) .....................           971                 439             284,275
                                                          ------              ------           ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,479                 444             (73,146)
  Realized gain distribution from The Trusts .....            --                  --                  --
                                                          ------              ------           ---------
 Net realized gain (loss) ........................         1,479                 444             (73,146)
                                                          ------              ------           ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................         7,408               5,321            (306,504)
                                                          ------              ------           ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         8,887               5,765            (379,650)
                                                          ------              ------           ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $9,858              $6,204           $ (95,375)
                                                          ======              ======           =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                       EQ/Short          EQ Small           EQ Small
                                                    Duration Bond       Cap Value        Company Growth
                                                    -------------       -----------      --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 170,366         $ 2,360,241         $  91,910
 Expenses:
  Asset-based charges ............................       72,961             655,228            87,009
                                                      ---------         -----------         ---------
Net Investment Income (Loss) .....................       97,405           1,705,013             4,901
                                                      ---------         -----------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       91,685           2,752,581           210,658
  Realized gain distribution from The Trusts .....           --           2,876,511                --
                                                      ---------         -----------         ---------
 Net realized gain (loss) ........................       91,685           5,629,092           210,658
                                                      ---------         -----------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (36,507)         (1,221,932)         (288,875)
                                                      ---------         -----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       55,178           4,407,160           (78,217)
                                                      ---------         -----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 152,583         $ 6,112,173         $ (73,316)
                                                      =========         ===========         =========

                                                                                                         EQ/UBS
                                                       EQ/Small         EQ/TCW        EQ/Templeton     Growth and
                                                    Company Index       Equity         Growth (a)        Income
                                                    -------------      ---------      ------------     ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  428,077              --         $  1,213       $  24,620
 Expenses:
  Asset-based charges ............................      497,812          26,342            2,488          40,611
                                                     ----------          ------         --------       ---------
Net Investment Income (Loss) .....................      (69,735)        (26,342)          (1,275)        (15,991)
                                                     ----------         -------         --------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,403,064          69,881            4,976          84,515
  Realized gain distribution from The Trusts .....    1,510,483              --               --              --
                                                     ----------         -------         --------       ---------
 Net realized gain (loss) ........................    3,913,547          69,881            4,976          84,515
                                                     ----------         -------         --------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,366,382        (159,808)          34,707         281,892
                                                     ----------        --------         --------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    5,279,929         (89,927)          39,683         366,407
                                                     ----------        --------         --------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $5,210,194       $(116,269)        $ 38,408       $ 350,416
                                                     ==========       =========         ========       =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                         EQ/Van Kampen     EQ/Van Kampen     EQ/Wells Fargo
                                                      EQ/Van Kampen        Emerging           Mid Cap          Montgomery
                                                         Comstock       Markets Equity         Growth           Small Cap
                                                      -------------     --------------     -------------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  259,338       $   367,931         $  10,067          $ 99,870
 Expenses:
  Asset-based charges ............................          95,362         1,299,342            42,968            32,836
                                                        ----------       -----------         ---------          --------
Net Investment Income (Loss) .....................         163,976          (931,411)          (32,901)           67,034
                                                        ----------       -----------         ---------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         154,650        14,768,212           132,154             5,888
  Realized gain distribution from The Trusts .....          46,417         7,744,226             6,415             4,767
                                                        ----------       -----------         ---------          --------
 Net realized gain (loss) ........................         201,067        22,512,438           138,569            10,655
                                                        ----------       -----------         ---------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................         968,231         5,820,662           (26,737)          303,926
                                                        ----------       -----------         ---------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       1,169,298        28,333,100           111,832           314,581
                                                        ----------       -----------         ---------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $1,333,274       $27,401,689         $  78,931          $381,615
                                                        ==========       ===========         =========          ========

-------
(a) Commenced operation on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA Aggressive                AXA Conservative
                                                            Allocation                     Allocation
                                                    --------------------------   ---------------------------
                                                        2006           2005            2006           2005
                                                    -----------     ----------    ------------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   191,971     $  176,257    $    279,394     $  217,906
 Net realized gain (loss) on investments ........       754,654         64,087         193,902         78,861
 Change in unrealized appreciation
  (depreciation) of investments .................       906,442        218,150         143,650       (161,142)
                                                    -----------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,853,067        458,494         616,946        135,625
                                                    -----------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       570,466        103,563          78,227        299,776
  Transfers between funds including
   guaranteed interest account, net .............     9,007,356      4,399,093       3,570,144      5,731,796
  Transfers for contract benefits and
   terminations .................................      (831,523)      (172,347)     (1,763,236)      (898,168)
  Contract maintenance charges ..................       (29,657)        (8,554)        (24,606)       (18,066)
                                                    -----------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,716,642      4,321,755       1,860,529      5,115,338
                                                    -----------     ----------    ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (46,690)        34,323         (71,671)        49,578
                                                    -----------     ----------    ------------     ----------
Increase (Decrease) in Net Assets ...............    10,523,019      4,814,572       2,405,804      5,300,541
Net Assets -- Beginning of Period ...............     6,868,073      2,053,501       9,834,228      4,533,687
                                                    -----------     ----------    ------------     ----------
Net Assets -- End of Period .....................   $17,391,092     $6,868,073    $ 12,240,032     $9,834,228
                                                    ===========     ==========    ============     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --             --
 Redeemed .......................................            --             --              --             --
                                                    -----------     ----------    ------------     ----------
 Net Increase (Decrease) ........................            --             --              --             --
                                                    ===========     ==========    ============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,057            517             975            749
 Redeemed .......................................          (339)          (107)           (791)          (247)
                                                    -----------     ----------    ------------     ----------
 Net Increase (Decrease) ........................           718            410             184            502
                                                    ===========     ==========    ============     ==========

                                                         AXA Conservative-                  AXA Moderate
                                                          Plus Allocation                    Allocation
                                                   ----------------------------    ------------------------------
                                                        2006            2005            2006             2005
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    305,393    $    290,208    $   4,632,714    $   3,857,831
 Net realized gain (loss) on investments ........       459,763         169,329       16,525,296       10,393,125
 Change in unrealized appreciation
  (depreciation) of investments .................       359,666        (177,178)       9,825,690       (1,652,233)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     1,124,822         282,359       30,983,700       12,598,723
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       138,670         100,180        2,836,850        2,921,005
  Transfers between funds including
   guaranteed interest account, net .............     4,767,835       7,322,019       (4,713,098)      (4,473,321)
  Transfers for contract benefits and
   terminations .................................    (1,314,587)     (1,041,378)     (42,598,134)     (39,493,752)
  Contract maintenance charges ..................       (31,955)        (16,805)        (965,715)      (1,053,283)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,559,963       6,364,016      (45,440,097)     (42,099,351)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (47,579)         26,682          (71,514)           9,495
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     4,637,206       6,673,057      (14,527,911)      29,491,133
Net Assets -- Beginning of Period ...............    13,290,681       6,617,624      376,325,406      405,816,539
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 17,927,887    $ 13,290,681    $ 361,797,495    $ 376,325,406
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               48               66
 Redeemed .......................................            --              --             (138)            (141)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (90)             (75)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           860             897              677              666
 Redeemed .......................................          (532)           (279)          (1,553)          (1,543)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           328             618             (876)            (877)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Moderate-                  AXA Premier VIP
                                                          Plus Allocation                Aggressive Equity
                                                   ----------------------------     ---------------------------
                                                        2006            2005            2006            2005
                                                   ------------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,080,594     $   733,175     $  (599,825)    $  (690,354)
 Net realized gain (loss) on investments ........     1,912,544         267,860      (1,914,810)     (3,255,569)
 Change in unrealized appreciation
  (depreciation) of investments .................     4,082,567         489,012       4,159,610       7,291,199
                                                   ------------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     7,075,705       1,490,047       1,644,975       3,345,276
                                                   ------------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,162,631         638,182         390,851         841,240
  Transfers between funds including
   guaranteed interest account, net .............    48,869,632      18,588,614      (4,533,349)     (3,998,164)
  Transfers for contract benefits and
   terminations .................................    (5,760,081)     (1,507,965)     (5,386,547)     (5,323,183)
  Contract maintenance charges ..................      (136,146)        (59,538)       (201,180)       (230,364)
                                                   ------------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    44,136,036      17,659,293      (9,730,225)     (8,710,471)
                                                   ------------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (36,529)          4,628         (40,900)          1,378
                                                   ------------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............    51,175,212      19,153,968      (8,126,150)     (5,363,817)
Net Assets -- Beginning of Period ...............    29,889,370      10,735,402      54,649,616      60,013,433
                                                   ------------     -----------     -----------     -----------
Net Assets -- End of Period .....................  $ 81,064,582     $29,889,370     $46,523,466     $54,649,616
                                                   ============     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --               --                5                4
 Redeemed .......................................            --               --              (48)             (54)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................            --               --              (43)             (50)
                                                   ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         4,846            2,065               51               57
 Redeemed .......................................        (1,091)            (402)            (175)            (169)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................         3,755            1,663             (124)            (112)
                                                   ============     ============     ============     ============

                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                   ----------------------------    ----------------------------
                                                        2006            2005            2006            2005
                                                   ------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,124,216    $    985,597    $    (66,990)    $   168,432
 Net realized gain (loss) on investments ........      (319,601)        127,560         926,098       1,359,181
 Change in unrealized appreciation
  (depreciation) of investments .................        92,744        (981,658)       (322,035)       (731,101)
                                                   ------------    ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       897,359         131,499         537,073         796,512
                                                   ------------    ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       174,300         471,418          43,369         100,487
  Transfers between funds including
   guaranteed interest account, net .............    (2,012,818)     (1,794,930)     (1,010,292)         37,463
  Transfers for contract benefits and
   terminations .................................    (5,267,785)     (4,568,242)     (1,393,394)       (925,596)
  Contract maintenance charges ..................       (96,683)       (115,293)        (43,873)        (46,187)
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (7,202,986)     (6,007,047)     (2,404,190)       (833,833)
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (26,225)          1,767        (105,195)         17,218
                                                   ------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............    (6,331,852)     (5,873,781)     (1,972,312)        (20,103)
Net Assets -- Beginning of Period ...............    46,074,264      51,948,045      16,598,677      16,618,780
                                                   ------------    ------------    ------------     -----------
Net Assets -- End of Period .....................  $ 39,742,412    $ 46,074,264    $ 14,626,365     $16,598,677
                                                   ============    ============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           752             807             295             506
 Redeemed .......................................        (1,393)         (1,345)           (501)           (588)
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................          (641)           (538)           (206)            (82)
                                                   ============    ============    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            AXA Premier VIP
                                                           AXA Premier VIP                   International
                                                             High Yield                         Equity
                                                   -----------------------------     ----------------------------
                                                       2006             2005             2006            2005
                                                   ------------     ------------     -----------      -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  4,615,560     $  5,999,271     $   176,632      $   491,740
 Net realized gain (loss) on investments ........    (1,490,273)      (1,733,415)      4,166,842        2,243,809
 Change in unrealized appreciation
  (depreciation) of investments .................     4,235,801       (2,709,617)      1,301,334          (11,442)
                                                   ------------     ------------     -----------      -----------
 Net increase (decrease) in net assets from
  operations ....................................     7,361,088        1,556,239       5,644,808        2,724,107
                                                   ------------     ------------     -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       436,219          862,454         129,341           98,883
  Transfers between funds including
   guaranteed interest account, net .............    (4,973,344)      (3,554,165)      4,773,797          776,176
  Transfers for contract benefits and
   terminations .................................   (11,582,983)     (11,860,121)     (2,275,598)      (1,157,966)
  Contract maintenance charges ..................      (241,230)        (282,322)        (64,772)         (49,794)
                                                   ------------     ------------     -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (16,361,338)     (14,834,154)      2,562,768         (332,701)
                                                   ------------     ------------     -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        28,312            6,861         (77,830)           3,052
                                                   ------------     ------------     -----------      -----------
Increase (Decrease) in Net Assets ...............    (8,971,938)     (13,271,054)      8,129,746        2,394,458
Net Assets -- Beginning of Period ...............    97,783,034      111,054,088      22,076,996       19,682,538
                                                   ------------     ------------     -----------      -----------
Net Assets -- End of Period .....................  $ 88,811,096     $ 97,783,034     $30,206,742      $22,076,996
                                                   ============     ============     ===========      ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            35               28              --               --
 Redeemed .......................................           (52)             (50)             --               --
                                                   ------------     ------------     -----------      -----------
 Net Increase (Decrease) ........................           (17)             (22)             --               --
                                                   ============     ============     ===========      ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           565              662             957              378
 Redeemed .......................................        (1,083)          (1,146)           (779)            (403)
                                                   ------------     ------------     -----------      -----------
 Net Increase (Decrease) ........................          (518)            (484)            178              (25)
                                                   ============     ============     ===========      ===========

                                                          AXA Premier VIP                AXA Premier VIP
                                                             Large Cap                      Large Cap
                                                            Core Equity                       Growth
                                                   ---------------------------     ----------------------------
                                                       2006             2005            2006            2005
                                                   -----------     -----------     -----------      -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (52,790)    $   (37,507)    $  (215,182)     $  (236,378)
 Net realized gain (loss) on investments ........      880,741         466,140       1,931,766          888,470
 Change in unrealized appreciation
  (depreciation) of investments .................      226,064          74,892      (1,972,979)         277,447
                                                   -----------     -----------     -----------      -----------
 Net increase (decrease) in net assets from
  operations ....................................    1,054,015         503,525        (256,395)         929,539
                                                   -----------     -----------     -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,079          62,710          66,720          156,220
  Transfers between funds including
   guaranteed interest account, net .............     (589,562)       (615,250)         80,825         (664,517)
  Transfers for contract benefits and
   terminations .................................     (926,783)       (673,176)     (1,955,753)      (1,090,031)
  Contract maintenance charges ..................      (20,129)        (21,643)        (36,759)         (41,583)
                                                   -----------     -----------     -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (1,519,395)     (1,247,359)     (1,844,967)      (1,639,911)
                                                   -----------     -----------     -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (73,629)         13,732        (101,005)          20,345
                                                   -----------     -----------     -----------      -----------
Increase (Decrease) in Net Assets ...............     (539,009)       (730,102)     (2,202,367)        (690,027)
Net Assets -- Beginning of Period ...............    9,563,229      10,293,331      16,423,642       17,113,669
                                                   -----------     -----------     -----------      -----------
Net Assets -- End of Period .....................  $ 9,024,220     $ 9,563,229     $14,221,275      $16,423,642
                                                   ===========     ===========     ===========      ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --              --               --
 Redeemed .......................................           --              --              --               --
                                                   -----------     -----------     -----------      -----------
 Net Increase (Decrease) ........................           --              --              --               --
                                                   ===========     ===========     ===========      ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          108             111             396              373
 Redeemed .......................................         (241)           (230)           (593)            (551)
                                                   -----------     -----------     -----------      -----------
 Net Increase (Decrease) ........................         (133)           (119)           (197)            (178)
                                                   ===========     ===========     ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Large Cap                        Mid Cap
                                                               Value                           Growth
                                                    ---------------------------     ---------------------------
                                                        2006            2005            2006            2005
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   281,547     $   303,624     $  (222,729)    $    29,127
 Net realized gain (loss) on investments ........     2,361,432       1,816,043       4,046,415       3,974,716
 Change in unrealized appreciation
  (depreciation) of investments .................     1,243,955        (955,641)     (2,060,447)     (2,524,332)
                                                    -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     3,886,934       1,164,026       1,763,239       1,479,511
                                                    -----------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        89,380         275,653          52,368         146,068
  Transfers between funds including
   guaranteed interest account, net .............     2,203,081       2,635,818      (1,403,702)     (1,961,327)
  Transfers for contract benefits and
   terminations .................................    (2,668,829)     (1,760,162)     (2,495,410)     (1,395,721)
  Contract maintenance charges ..................       (62,152)        (56,013)        (59,533)        (62,442)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (438,520)      1,095,296      (3,906,277)     (3,273,422)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (87,206)         11,496         (73,677)         12,039
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............     3,361,208       2,270,818      (2,216,715)     (1,781,872)
Net Assets -- Beginning of Period ...............    22,218,931      19,948,113      24,191,446      25,973,318
                                                    -----------     -----------     -----------     -----------
Net Assets -- End of Period .....................   $25,580,139     $22,218,931     $21,974,731     $24,191,446
                                                    ===========     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                    ===========     ===========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           851             757             378             311
 Redeemed .......................................          (884)           (662)           (754)           (663)
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................           (33)             95            (376)           (352)
                                                    ===========     ===========     ===========     ===========

                                                          AXA Premier VIP
                                                              Mid Cap                    AXA Premier VIP
                                                               Value                        Technology
                                                    ---------------------------     ---------------------------
                                                        2006            2005            2006           2005
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    51,686     $ 1,424,743     $  (594,228)    $  (614,713)
 Net realized gain (loss) on investments ........     2,956,406       7,718,649       3,246,678       1,176,811
 Change in unrealized appreciation
  (depreciation) of investments .................       215,129      (7,710,276)       (628,804)      2,986,697
                                                    -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     3,223,221       1,433,116       2,023,646       3,548,795
                                                    -----------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        29,279          75,037         261,017         278,240
  Transfers between funds including
   guaranteed interest account, net .............      (651,837)     (7,339,438)     (5,117,480)     (4,327,449)
  Transfers for contract benefits and
   terminations .................................    (2,289,804)     (1,757,806)     (3,119,976)     (3,859,083)
  Contract maintenance charges ..................       (63,878)        (72,859)        (91,629)       (101,484)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,976,240)     (9,095,066)     (8,068,068)     (8,009,776)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (43,864)          5,654          (2,485)        (60,974)
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............       203,117      (7,656,296)     (6,046,907)      4,521,955
Net Assets -- Beginning of Period ...............    26,582,535      34,238,831      42,474,767      46,996,722
                                                    -----------     -----------     -----------     -----------
Net Assets -- End of Period .....................   $26,785,652     $26,582,535     $36,427,860     $42,474,767
                                                    ===========     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                    ===========     ===========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           489             543             967             721
 Redeemed .......................................          (722)         (1,329)         (1,770)         (1,623)
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................          (233)           (786)           (803)           (902)
                                                    ===========     ===========     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                           EQ/AllianceBernstein
                                                         EQ/AllianceBernstein                   Growth and
                                                             Common Stock                         Income
                                                    ------------------------------       -----------------------------
                                                         2006             2005               2006            2005
                                                    -------------     ------------       ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (1,056,098)    $ (3,126,266)      $   (304,699)    $ (1,763,725)
 Net realized gain (loss) on investments ........     (17,126,379)     (25,942,584)        28,259,033       17,973,848
 Change in unrealized appreciation
  (depreciation) of investments .................      65,207,213       43,958,688         32,943,143          243,614
                                                    -------------     ------------       ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      47,024,736       14,889,838         60,897,477       16,453,737
                                                    -------------     ------------       ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       2,530,379        4,222,809          1,763,204        3,033,849
  Transfers between funds including
   guaranteed interest account, net .............     (50,559,657)     (38,418,745)       (32,745,962)     (19,979,425)
  Transfers for contract benefits and
   terminations .................................     (64,120,978)     (60,312,247)       (45,858,072)     (43,335,142)
  Contract maintenance charges ..................      (1,839,391)      (2,110,930)        (1,080,606)      (1,227,484)
                                                    -------------     ------------       ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (113,989,647)     (96,619,113)       (77,921,436)     (61,508,202)
                                                    -------------     ------------       ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (396,886)          19,919            290,334            8,397
                                                    -------------     ------------       ------------     ------------
Increase (Decrease) in Net Assets ...............     (67,361,797)     (81,709,356)       (16,733,625)     (45,046,068)
Net Assets -- Beginning of Period ...............     581,681,801      663,391,157        409,911,515      454,957,583
                                                    -------------     ------------       ------------     ------------
Net Assets -- End of Period .....................   $ 514,320,004     $581,681,801       $393,177,890     $409,911,515
                                                    =============     ============       ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              16                6                 73               42
 Redeemed .......................................             (72)             (91)              (313)            (337)
                                                    -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................             (56)             (85)              (240)            (295)
                                                    =============     ============       ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              91              114                531              679
 Redeemed .......................................            (484)            (434)            (2,808)          (2,539)
                                                    -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................            (393)            (320)            (2,277)          (1,860)
                                                    =============     ============       ============     ============

                                                        EQ/AllianceBernstein
                                                            Intermediate
                                                             Government                   EQ/AllianceBernstein
                                                             Securities                       International
                                                    -----------------------------     -----------------------------
                                                        2006             2005             2006             2005
                                                    ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  2,649,325     $  2,577,929     $    (35,737)    $    169,815
 Net realized gain (loss) on investments ........       (695,557)         106,434       24,976,328        6,807,540
 Change in unrealized appreciation
  (depreciation) of investments .................       (209,161)      (3,068,521)      10,950,680       14,017,000
                                                    ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      1,744,607         (384,158)      35,891,271       20,994,355
                                                    ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        884,109        1,009,480        1,048,397        1,270,874
  Transfers between funds including
   guaranteed interest account, net .............    (11,505,080)     (14,639,513)         156,084         (900,754)
  Transfers for contract benefits and
   terminations .................................    (16,890,778)     (20,427,196)     (18,095,466)     (13,661,028)
  Contract maintenance charges ..................       (247,650)        (324,702)        (515,601)        (483,079)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (27,759,399)     (34,381,931)     (17,406,586)     (13,773,987)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (96,140)          11,035          (42,757)           2,741
                                                    ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets ...............    (26,110,932)     (34,755,054)      18,441,928        7,223,109
Net Assets -- Beginning of Period ...............    136,544,826      171,299,880      172,246,909      165,023,800
                                                    ------------     ------------     ------------     ------------
Net Assets -- End of Period .....................   $110,433,894     $136,544,826     $190,688,837     $172,246,909
                                                    ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             27               27              152               86
 Redeemed .......................................            (82)             (88)            (293)            (324)
                                                    ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................            (55)             (61)            (141)            (238)
                                                    ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            640              697            1,321            1,156
 Redeemed .......................................         (2,099)          (2,506)          (2,219)          (1,932)
                                                    ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................         (1,459)          (1,809)            (898)            (776)
                                                    ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                              Large Cap                  EQ/AllianceBernstein
                                                               Growth                        Quality Bond
                                                   -----------------------------     ---------------------------
                                                        2006             2005             2006            2005
                                                   ------------     ------------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,284,009)    $ (1,342,331)    $   457,568     $   610,752
 Net realized gain (loss) on investments ........    (7,479,562)      (9,239,909)       (246,386)        (12,695)
 Change in unrealized appreciation
  (depreciation) of investments .................     6,305,608       21,912,448         232,249        (469,369)
                                                   ------------     ------------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (2,457,963)      11,330,208         443,431         128,688
                                                   ------------     ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       723,434          733,692          62,388         312,215
  Transfers between funds including
   guaranteed interest account, net .............    (7,680,012)      (6,494,238)     (2,454,876)      3,343,222
  Transfers for contract benefits and
   terminations .................................    (8,847,038)      (7,254,627)     (3,262,724)     (2,686,174)
  Contract maintenance charges ..................      (242,151)        (268,276)        (56,125)        (69,126)
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (16,045,767)     (13,283,449)     (5,711,337)        900,137
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (750,178)        (175,884)        (34,034)          4,688
                                                   ------------     ------------     -----------     -----------
Increase (Decrease) in Net Assets ...............   (19,253,908)      (2,129,125)     (5,301,940)      1,033,513
Net Assets -- Beginning of Period ...............    99,864,247      101,993,372      25,121,452      24,087,939
                                                   ------------     ------------     -----------     -----------
Net Assets -- End of Period .....................  $ 80,610,339     $ 99,864,247     $19,819,512     $25,121,452
                                                   ============     ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --               --              --              --
 Redeemed .......................................            --               --              --              --
                                                   ------------     ------------     -----------     -----------
 Net Increase (Decrease) ........................            --               --              --              --
                                                   ============     ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,317            1,238             396             622
 Redeemed .......................................        (3,701)          (3,428)           (756)           (566)
                                                   ------------     ------------     -----------     -----------
 Net Increase (Decrease) ........................        (2,384)          (2,190)           (360)             56
                                                   ============     ============     ===========     ===========

                                                        EQ/AllianceBernstein
                                                              Small Cap                   EQ/AllianceBernstein
                                                               Growth                             Value
                                                   -----------------------------     -----------------------------
                                                        2006             2005             2006             2005
                                                   ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,589,100)    $ (1,571,594)    $    164,669     $   (465,384)
 Net realized gain (loss) on investments ........    13,487,213        1,254,350       15,905,854        6,921,929
 Change in unrealized appreciation
  (depreciation) of investments .................    (4,278,250)      10,450,894       11,920,233         (529,627)
                                                   ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,619,863       10,133,650       27,990,756        5,926,918
                                                   ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       609,567          836,734          856,355        1,092,427
  Transfers between funds including
   guaranteed interest account, net .............    (8,607,471)      (6,393,252)          20,755           19,297
  Transfers for contract benefits and
   terminations .................................   (10,682,017)      (8,799,735)     (17,798,692)     (13,502,553)
  Contract maintenance charges ..................      (313,853)        (330,482)        (415,350)        (432,372)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (18,993,774)     (14,686,735)     (17,336,932)     (12,823,201)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (29,177)           5,278         (131,696)           9,937
                                                   ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets ...............   (11,403,088)      (4,547,807)      10,522,128       (6,886,346)
Net Assets -- Beginning of Period ...............   114,128,896      118,676,703      153,258,915      160,145,261
                                                   ------------     ------------     ------------     ------------
Net Assets -- End of Period .....................  $102,725,808     $114,128,896     $163,781,043     $153,258,915
                                                   ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           103               62               --               --
 Redeemed .......................................          (164)             (54)              --               --
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................           (61)               8               --               --
                                                   ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           532              503            1,519            1,247
 Redeemed .......................................        (1,572)          (1,486)          (2,609)          (2,133)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................        (1,040)            (983)          (1,090)            (886)
                                                   ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/Ariel                EQ/Boston Advisors
                                                     Appreciation II (b)             Equity Income
                                                   ---------------------      ---------------------------
                                                      2006         2005           2006            2005
                                                   --------     --------      -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,407)    $     11      $   120,185     $    51,167
 Net realized gain (loss) on investments ........     9,604           10        1,033,038          70,229
 Change in unrealized appreciation
  (depreciation) of investments .................    56,560        2,500          759,059         340,872
                                                   --------     --------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    64,757        2,521        1,912,282         462,268
                                                   --------     --------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     6,562           --           47,542          80,771
  Transfers between funds including
   guaranteed interest account, net .............   514,683      241,640        2,035,688      11,131,403
  Transfers for contract benefits and
   terminations .................................   (25,285)        (202)      (1,079,292)       (458,842)
  Contract maintenance charges ..................    (1,655)         (52)         (34,408)        (20,973)
                                                   --------     --------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   494,305      241,386          969,530      10,732,359
                                                   --------     --------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (354)         351          (33,621)         32,184
                                                   --------     --------      -----------     -----------
Increase (Decrease) in Net Assets ...............   558,708      244,258        2,848,191      11,226,811
Net Assets -- Beginning of Period ...............   244,258           --       12,731,437       1,504,626
                                                   --------     --------      -----------     -----------
Net Assets -- End of Period .....................  $802,966     $244,258      $15,579,628     $12,731,437
                                                   ========     ========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................        --           --               --              --
 Redeemed .......................................        --           --               --              --
                                                   --------     --------      -----------     -----------
 Net Increase (Decrease) ........................        --           --               --              --
                                                   ========     ========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        65           23              986           2,301
 Redeemed .......................................       (18)          --             (830)           (413)
                                                   --------     --------      -----------     -----------
 Net Increase (Decrease) ........................        47           23              156           1,888
                                                   ========     ========      ===========     ===========

                                                           EQ/Calvert                    EQ/Capital
                                                      Socially Responsible            Guardian Growth
                                                    -------------------------     ------------------------
                                                        2006           2005           2006           2005
                                                    ----------     ----------     ----------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (17,282)    $  (12,585)    $  (38,041)   $  (18,528)
 Net realized gain (loss) on investments ........      117,582         86,176        144,148        30,240
 Change in unrealized appreciation
  (depreciation) of investments .................      (60,259)        (7,559)       123,864        93,656
                                                    ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................       40,041         66,032        229,971       105,368
                                                    ----------     ----------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       14,450          9,219         12,323        17,605
  Transfers between funds including
   guaranteed interest account, net .............       45,779        166,127      2,280,436     1,103,967
  Transfers for contract benefits and
   terminations .................................     (176,296)       (47,973)      (393,336)      (85,670)
  Contract maintenance charges ..................       (3,113)        (2,598)        (6,809)       (3,398)
                                                    ----------     ----------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (119,180)       124,775      1,892,614     1,032,504
                                                    ----------     ----------     ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (43,719)        12,585        (55,488)       21,559
                                                    ----------     ----------     ----------    ----------
Increase (Decrease) in Net Assets ...............     (122,858)       203,392      2,067,097     1,159,431
Net Assets -- Beginning of Period ...............    1,177,890        974,498      2,256,522     1,097,091
                                                    ----------     ----------     ----------    ----------
Net Assets -- End of Period .....................   $1,055,032     $1,177,890     $4,323,619    $2,256,522
                                                    ==========     ==========     ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --            --
 Redeemed .......................................           --             --             --            --
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease) ........................           --             --             --            --
                                                    ==========     ==========     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           69             60            219           108
 Redeemed .......................................          (83)           (46)           (65)          (18)
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease) ........................          (14)            14            154            90
                                                    ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Capital                       EQ/Capital
                                                             Guardian                         Guardian
                                                           International                      Research
                                                   ---------------------------      ------------------------------
                                                        2006            2005            2006             2005
                                                   -----------     -----------      ------------      ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    12,016     $    69,707      $   (576,262)     $   (609,166)
 Net realized gain (loss) on investments ........    3,602,537       1,008,008         4,769,185         3,524,518
 Change in unrealized appreciation
  (depreciation) of investments .................      147,272       1,600,282         2,457,133            75,930
                                                   -----------     -----------      ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................    3,761,825       2,677,997         6,650,056         2,991,282
                                                   -----------     -----------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       71,906         256,471           358,544           537,859
  Transfers between funds including
   guaranteed interest account, net .............    1,793,949       4,656,681        (3,992,914)       (4,045,077)
  Transfers for contract benefits and
   terminations .................................   (2,047,150)     (1,122,369)       (7,654,166)       (6,696,429)
  Contract maintenance charges ..................      (66,540)        (41,974)         (198,213)         (223,327)
                                                   -----------     -----------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (247,835)      3,748,809       (11,486,749)      (10,426,974)
                                                   -----------     -----------      ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     (125,628)         (5,924)          (83,915)           (4,290)
                                                   -----------     -----------      ------------      ------------
Increase (Decrease) in Net Assets ...............    3,388,362       6,420,882        (4,920,608)       (7,439,982)
Net Assets -- Beginning of Period ...............   20,847,332      14,426,450        69,310,755        76,750,737
                                                   -----------     -----------      ------------      ------------
Net Assets -- End of Period .....................  $24,235,694     $20,847,332      $ 64,390,147      $ 69,310,755
                                                   ===========     ===========      ============      ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --                --                --
 Redeemed .......................................           --              --                --                --
                                                   -----------     -----------      ------------      ------------
 Net Increase (Decrease) ........................           --              --                --                --
                                                   ===========     ===========      ============      ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          641             727               297               309
 Redeemed .......................................         (652)           (399)           (1,227)           (1,235)
                                                   -----------     -----------      ------------      ------------
 Net Increase (Decrease) ........................          (11)            328              (930)             (926)
                                                   ===========     ===========      ============      ============

                                                            EQ/Capital                  EQ/Caywood-Scholl
                                                             Guardian                      High Yield
                                                           U.S. Equity                      Bond (a)
                                                   --------------------------     -------------------------
                                                        2006            2005           2006           2005
                                                   -----------    -----------     ----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (110,507)   $  (385,698)    $  252,756     $   85,570
 Net realized gain (loss) on investments ........    6,167,673      4,339,117          2,075          5,289
 Change in unrealized appreciation
  (depreciation) of investments .................   (2,750,518)    (2,195,625)        41,234        (75,683)
                                                   -----------    -----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    3,306,648      1,757,794        296,065         15,176
                                                   -----------    -----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      134,439        323,110         30,888         55,333
  Transfers between funds including
   guaranteed interest account, net .............   (3,065,462)      (257,066)     3,850,816      1,880,847
  Transfers for contract benefits and
   terminations .................................   (4,045,084)    (3,023,814)      (361,154)      (143,731)
  Contract maintenance charges ..................     (100,517)      (105,547)       (11,476)        (1,176)
                                                   -----------    -----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (7,076,624)    (3,063,317)     3,509,074      1,791,273
                                                   -----------    -----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (77,109)        (2,772)        (8,534)         8,534
                                                   -----------    -----------     ----------     ----------
Increase (Decrease) in Net Assets ...............   (3,847,085)    (1,308,295)     3,796,605      1,814,983
Net Assets -- Beginning of Period ...............   42,962,656     44,270,951      1,814,983             --
                                                   -----------    -----------     ----------     ----------
Net Assets -- End of Period .....................  $39,115,571    $42,962,656     $5,611,588     $1,814,983
                                                   ===========    ===========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                   -----------    -----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                   ===========    ===========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          418            489            585            207
 Redeemed .......................................       (1,009)          (774)          (252)           (33)
                                                   -----------    -----------     ----------     ----------
 Net Increase (Decrease) ........................         (591)          (285)           333            174
                                                   ===========    ===========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Davis New              EQ/Equity
                                                   York Venture (c)            500 Index
                                                   ----------------    ----------------------------
                                                         2006            2006             2005
                                                   ----------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $     (444)      $     69,619    $   (226,687)
 Net realized gain (loss) on investments ........          2,104          4,501,996         697,319
 Change in unrealized appreciation
  (depreciation) of investments .................         49,050         13,183,931       3,679,646
                                                      ----------       ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................         50,710         17,755,546       4,150,278
                                                      ----------       ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         13,506            859,667       1,680,158
  Transfers between funds including
   guaranteed interest account, net .............      1,421,226        (10,380,443)    (10,045,002)
  Transfers for contract benefits and
   terminations .................................         (6,747)       (16,662,720)    (12,581,579)
  Contract maintenance charges ..................           (209)          (404,141)       (460,647)
                                                      ----------       ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      1,427,776        (26,587,637)    (21,407,070)
                                                      ----------       ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            (29)             6,658           5,314
                                                      ----------       ------------    ------------
Increase (Decrease) in Net Assets ...............      1,478,457         (8,825,433)     17,251,478
Net Assets -- Beginning of Period ...............             --        148,945,573     166,197,051
                                                      ----------       ------------    ------------
Net Assets -- End of Period .....................     $1,478,457       $140,120,140    $148,945,573
                                                      ==========       ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                 --              --
 Redeemed .......................................             --                 --              --
                                                      ----------       ------------    ------------
 Net Increase (Decrease) ........................             --                 --              --
                                                      ==========       ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            148                445             432
 Redeemed .......................................            (12)            (1,416)         (1,275)
                                                      ----------       ------------    ------------
 Net Increase (Decrease) ........................            136               (971)           (843)
                                                      ==========       ============    ============

                                                          EQ/Evergreen                   EQ/Evergreen
                                                     International Bond (b)                 Omega
                                                    -----------------------       ---------------------------
                                                       2006           2005            2006           2005
                                                    ----------      -------       -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (18,940)     $  (222)      $    56,665     $  (157,545)
 Net realized gain (loss) on investments ........        3,605          356         1,240,615         931,114
 Change in unrealized appreciation
  (depreciation) of investments .................       66,166         (520)         (929,749)       (554,500)
                                                    ----------      -------       -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       50,831         (386)          367,531         219,069
                                                    ----------      -------       -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        9,357           --            29,256          39,142
  Transfers between funds including
   guaranteed interest account, net .............    2,922,247      213,647          (683,591)     (1,997,938)
  Transfers for contract benefits and
   terminations .................................     (142,909)      (1,363)         (919,427)       (911,965)
  Contract maintenance charges ..................       (6,521)        (196)          (25,855)        (29,919)
                                                    ----------      -------       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,782,174      212,088        (1,599,617)     (2,900,680)
                                                    ----------      -------       -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (221)         222          (128,769)         26,656
                                                    ----------      -------       -----------     -----------
Increase (Decrease) in Net Assets ...............    2,832,784      211,924        (1,360,855)     (2,654,955)
Net Assets -- Beginning of Period ...............      211,924           --        10,280,316      12,935,271
                                                    ----------      -------       -----------     -----------
Net Assets -- End of Period .....................   $3,044,708      $211,924      $ 8,919,461     $10,280,316
                                                    ==========      ========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                --              --
 Redeemed .......................................           --           --                --              --
                                                    ----------      --------      -----------     -----------
 Net Increase (Decrease) ........................           --           --                --              --
                                                    ==========      ========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          428           26               198             193
 Redeemed .......................................         (144)          (4)             (388)           (547)
                                                    ----------      ---------     -----------     -----------
 Net Increase (Decrease) ........................          284           22              (190)           (354)
                                                    ==========      =========     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/FI                             EQ/FI
                                                               Mid Cap                        Mid Cap Value
                                                   ----------------------------      -----------------------------
                                                        2006             2005             2006             2005
                                                   ------------    ------------      ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,303,263    $  4,677,345      $ (1,732,784)    $  4,892,936
 Net realized gain (loss) on investments ........     6,945,264       8,944,821        19,483,232       15,436,145
 Change in unrealized appreciation
  (depreciation) of investments .................      (804,489)    (10,052,529)       (2,138,466)      (5,800,109)
                                                   ------------    ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,444,038       3,569,637        15,611,982       14,528,972
                                                   ------------    ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       327,746         527,793           796,406        1,319,385
  Transfers between funds including
   guaranteed interest account, net .............    (6,529,668)        825,278       (10,886,111)      (4,427,840)
  Transfers for contract benefits and
   terminations .................................    (6,857,295)     (5,181,749)      (14,957,029)     (11,782,860)
  Contract maintenance charges ..................      (181,613)       (188,047)         (408,818)        (438,749)
                                                   ------------    ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (13,240,830)     (4,016,725)      (25,455,552)     (15,330,064)
                                                   ------------    ------------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (107,501)       (227,518)         (115,415)          18,208
                                                   ------------    ------------      ------------     ------------
Increase (Decrease) in Net Assets ...............    (5,904,293)       (674,606)       (9,958,985)        (782,884)
Net Assets -- Beginning of Period ...............    81,994,615      82,669,221       158,231,051      159,013,935
                                                   ------------    ------------      ------------     ------------
Net Assets -- End of Period .....................  $ 76,090,322    $ 81,994,615      $148,272,066     $158,231,051
                                                   ============    ============      ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                --               --
 Redeemed .......................................            --              --                --               --
                                                   ------------    ------------      ------------     ------------
 Net Increase (Decrease) ........................            --              --                --               --
                                                   ============    ============      ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           811           1,423               840            1,366
 Redeemed .......................................        (1,900)         (1,802)           (2,394)          (2,395)
                                                   ------------    ------------      ------------     ------------
 Net Increase (Decrease) ........................        (1,089)           (379)           (1,554)          (1,029)
                                                   ============    ============      ============     ============

                                                                    EQ/Franklin               EQ/GAMCO
                                                    EQ/Franklin      Small Cap               Mergers and
                                                     Income (c)      Value (c)            Acquisitions (a)
                                                    -----------     -----------      -------------------------
                                                        2006           2006             2006            2005
                                                    -----------     -----------      ----------      ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   22,356        $  (206)       $  302,813      $  71,861
 Net realized gain (loss) on investments ........        7,132          1,551            77,026         10,794
 Change in unrealized appreciation
  (depreciation) of investments .................       93,608          5,994           397,486        (49,579)
                                                    -----------       --------        ----------      ---------
 Net increase (decrease) in net assets from
  operations ....................................      123,096          7,339           777,325         33,076
                                                    -----------       --------        ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       19,911          6,674            36,560          9,605
  Transfers between funds including
   guaranteed interest account, net .............    6,378,745        350,536         2,877,690      5,634,487
  Transfers for contract benefits and
   terminations .................................      (62,510)          (445)         (211,170)       (10,179)
  Contract maintenance charges ..................       (1,793)          (109)          (21,714)          (430)
                                                    -----------       --------        ----------      ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    6,334,353        356,656         2,681,366      5,633,483
                                                    -----------       --------        ----------      ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           (2)           (13)           (8,093)         8,093
                                                    -----------       --------        ----------      ---------
Increase (Decrease) in Net Assets ...............    6,457,447        363,982         3,450,598      5,674,652
Net Assets -- Beginning of Period ...............           --             --         5,674,652             --
                                                    -----------       --------        ----------      ---------
Net Assets -- End of Period .....................   $6,457,447       $363,982        $9,125,250     $5,674,652
                                                    ===========      =========       ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --             --
 Redeemed .......................................           --             --                --             --
                                                    -----------      ---------       ----------     ----------
 Net Increase (Decrease) ........................           --             --                --             --
                                                    ===========      =========       ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          679             42               338            543
 Redeemed .......................................          (60)            (8)              (96)            (5)
                                                    -----------      ---------       ----------     -----------
 Net Increase (Decrease) ........................          619             34               242            538
                                                    ===========      =========       ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/GAMCO
                                                               Small                    EQ/International
                                                           Company Value                   Growth (a)
                                                   ---------------------------      -----------------------
                                                        2006            2005            2006          2005
                                                   -----------     -----------      ----------    ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     7,561     $   (46,592)     $   (2,880)   $   1,993
 Net realized gain (loss) on investments ........      832,948         773,181          91,912        4,312
 Change in unrealized appreciation
  (depreciation) of investments .................    1,107,627        (383,515)        237,333       34,215
                                                   -----------     -----------      ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................    1,948,136         343,074         326,365       40,520
                                                   -----------     -----------      ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       85,383         156,876          37,497       79,971
  Transfers between funds including
   guaranteed interest account, net .............    2,597,487       8,791,590       1,819,919      506,575
  Transfers for contract benefits and
   terminations .................................   (1,016,200)       (590,491)       (143,996)     (11,463)
  Contract maintenance charges ..................      (30,127)        (18,512)         (2,986)        (315)
                                                   -----------     -----------      ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,636,543       8,339,463       1,710,434      574,768
                                                   -----------     -----------      ----------    ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (36,807)         34,239          (1,806)       1,805
                                                   -----------     -----------      ----------    ---------
Increase (Decrease) in Net Assets ...............    3,547,872       8,716,776       2,034,993      617,093
Net Assets -- Beginning of Period ...............   11,011,373       2,294,597         617,093           --
                                                   -----------     -----------      ----------    ---------
Net Assets -- End of Period .....................  $14,559,245     $11,011,373      $2,652,086    $ 617,093
                                                   ===========     ===========      ==========    =========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --              --           --
 Redeemed .......................................           --              --              --           --
                                                   -----------     -----------      ----------    ---------
 Net Increase (Decrease) ........................           --              --              --           --
                                                   ===========     ===========      ==========    =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          296             544             208           69
 Redeemed .......................................         (234)           (172)            (76)         (15)
                                                   -----------     -----------      ----------    ---------
 Net Increase (Decrease) ........................           62             372             132           54
                                                   ===========     ===========      ==========    =========

                                                            EQ/Janus
                                                            Large Cap                    EQ/JPMorgan
                                                             Growth                       Core Bond
                                                   --------------------------     --------------------------
                                                       2006           2005           2006           2005
                                                   -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (301,832)   $  (325,543)    $ 1,674,283    $ 1,200,186
 Net realized gain (loss) on investments ........      695,136        296,486        (290,288)       (69,024)
 Change in unrealized appreciation
  (depreciation) of investments .................     (532,811)     1,211,114         132,667       (736,576)
                                                   -----------    -----------     -----------    -----------
 Net increase (decrease) in net assets from
  operations ....................................     (139,507)     1,182,057       1,516,662        394,586
                                                   -----------    -----------     -----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      147,009        232,452         184,251        781,600
  Transfers between funds including
   guaranteed interest account, net .............   (1,923,956)       149,555       5,807,526     14,453,748
  Transfers for contract benefits and
   terminations .................................   (1,386,318)    (1,632,779)     (6,848,561)    (5,449,553)
  Contract maintenance charges ..................      (40,306)       (44,893)       (145,973)      (141,525)
                                                   -----------    -----------     -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (3,203,571)    (1,295,665)     (1,002,757)     9,644,270
                                                   -----------    -----------     -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (82,763)       (13,833)        (21,736)         3,437
                                                   -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets ...............   (3,425,841)      (127,443)        492,169     10,042,293
Net Assets -- Beginning of Period ...............   22,005,680     22,133,123      59,267,277     49,224,984
                                                   -----------    -----------     -----------    -----------
Net Assets -- End of Period .....................  $18,579,839    $22,005,680     $59,759,446    $59,267,277
                                                   ===========    ===========     ===========    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --             --
 Redeemed .......................................           --             --              --             --
                                                   -----------    -----------     -----------    -----------
 Net Increase (Decrease) ........................           --             --              --             --
                                                   ===========    ===========     ===========    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          361            550             213          1,770
 Redeemed .......................................         (880)          (767)           (284)        (1,071)
                                                   -----------    -----------     -----------    -----------
 Net Increase (Decrease) ........................         (519)          (217)            (71)           699
                                                   ===========    ===========     ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/JPMorgan                   EQ/Legg Mason
                                                       Value Opportunities             Value Equity (b)
                                                   --------------------------      -----------------------
                                                       2006           2005            2006          2005
                                                   -----------    -----------      ----------     --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ 1,013,836    $    10,956      $  (31,299)    $   (870)
 Net realized gain (loss) on investments ........    2,017,119        162,012           2,097          878
 Change in unrealized appreciation
  (depreciation) of investments .................    3,111,521        645,900         224,402       12,244
                                                   -----------    -----------      ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................    6,142,476        818,868         195,200       12,252
                                                   -----------    -----------      ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      212,859        277,182           1,482           20
  Transfers between funds including
   guaranteed interest account, net .............     (745,699)    (2,308,796)      2,948,187      649,750
  Transfers for contract benefits and
   terminations .................................   (4,221,319)    (4,520,322)       (179,124)     (11,303)
  Contract maintenance charges ..................     (114,417)      (126,532)         (5,859)        (376)
                                                   -----------    -----------      ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (4,868,576)    (6,678,468)      2,764,686      638,091
                                                   -----------    -----------      ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       57,686         28,414          (1,059)       1,061
                                                   -----------    -----------      ----------     --------
Increase (Decrease) in Net Assets ...............    1,331,586     (5,831,186)      2,958,827      651,404
Net Assets -- Beginning of Period ...............   36,117,374     41,948,560         651,404           --
                                                   -----------    -----------      ----------     --------
Net Assets -- End of Period .....................  $37,448,960    $36,117,374      $3,610,231     $651,404
                                                   ===========    ===========      ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --           --
 Redeemed .......................................           --             --              --           --
                                                   -----------    -----------      ----------     --------
 Net Increase (Decrease) ........................           --             --              --           --
                                                   ===========    ===========      ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,382            156             330           62
 Redeemed .......................................       (1,722)          (664)            (71)          (1)
                                                   -----------    -----------      ----------     ---------
 Net Increase (Decrease) ........................         (340)          (508)            259           61
                                                   ===========    ===========      ==========     =========

                                                                                         EQ/Lord Abbett
                                                              EQ/Long                      Growth and
                                                           Term Bond (a)                   Income (a)
                                                     -------------------------      -----------------------
                                                        2006           2005            2006           2005
                                                     ----------     ----------      ----------     --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   92,833     $   36,790      $    4,541     $    419
 Net realized gain (loss) on investments ........       (70,542)       (11,016)        114,963        2,795
 Change in unrealized appreciation
  (depreciation) of investments .................         7,727        (66,122)        235,372       17,643
                                                     ----------     ----------      ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................        30,018        (40,348)        354,876       20,857
                                                     ----------     ----------      ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        22,704         87,639          26,316       96,621
  Transfers between funds including
   guaranteed interest account, net .............       717,426      3,328,329       3,757,644      683,641
  Transfers for contract benefits and
   terminations .................................      (221,274)      (117,375)       (234,848)     (26,376)
  Contract maintenance charges ..................        (9,089)        (2,988)         (4,382)      (1,164)
                                                     ----------     ----------      ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................       509,767      3,295,605       3,544,730      752,722
                                                     ----------     ----------      ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (15,203)        15,207          (3,422)       3,421
                                                     ----------     ----------      ----------     --------
Increase (Decrease) in Net Assets ...............       524,582      3,270,462       3,896,184      777,000
Net Assets -- Beginning of Period ...............     3,270,462             --         777,000           --
                                                     ----------     ----------      ----------     --------
Net Assets -- End of Period .....................    $3,795,044     $3,270,462      $4,673,184     $777,000
                                                     ==========     ==========      ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --           --
 Redeemed .......................................            --             --              --           --
                                                     ----------     ----------      ----------     --------
 Net Increase (Decrease) ........................            --             --              --           --
                                                     ==========     ==========      ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           258            472             401           82
 Redeemed .......................................          (206)          (146)            (92)          (9)
                                                     ----------     ----------      ----------     ---------
 Net Increase (Decrease) ........................            52            326             309           73
                                                    ===========    ===========     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett                  EQ/Lord Abbett
                                                           Large Cap                       Mid Cap
                                                           Core (a)                       Value (a)
                                                    -----------------------      ---------------------------
                                                       2006          2005             2006           2005
                                                    ----------     --------      -------------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (1,589)    $   (875)     $     (29,281)   $    9,536
 Net realized gain (loss) on investments ........       39,407        3,549            508,514        32,799
 Change in unrealized appreciation
  (depreciation) of investments .................       65,646       13,351            358,406       186,074
                                                    ----------     --------      -------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      103,464       16,025            837,639       228,409
                                                    ----------     --------      -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        1,537           --             30,356        31,111
  Transfers between funds including
   guaranteed interest account, net .............      661,271      609,092           (353,858)    7,521,183
  Transfers for contract benefits and
   terminations .................................      (74,966)      (9,484)          (767,818)     (177,149)
  Contract maintenance charges ..................       (2,222)        (561)           (22,199)       (5,397)
                                                    ----------     --------      -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      585,620      599,047         (1,113,519)    7,369,748
                                                    ----------     --------      -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (2,959)       2,956            (21,721)       21,858
                                                    ----------     --------      -------------    ----------
Increase (Decrease) in Net Assets ...............      686,125      618,028           (297,601)    7,620,014
Net Assets -- Beginning of Period ...............      618,028           --          7,620,014            --
                                                    ----------     --------      -------------    ----------
Net Assets -- End of Period .....................   $1,304,153     $618,028      $   7,322,413    $7,620,014
                                                    ==========     ========      =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --            --
 Redeemed .......................................           --           --                 --            --
                                                    ----------     --------      -------------    ----------
 Net Increase (Decrease) ........................           --           --                 --            --
                                                    ==========     ========      =============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84           71                595           780
 Redeemed .......................................          (31)         (13)              (685)          (98)
                                                    ----------     --------      -------------    ----------
 Net Increase (Decrease) ........................           53           58                (90)          682
                                                    ==========     ========      =============    ==========

                                                                                             EQ/Mercury
                                                            EQ/Marsico                       Basic Value
                                                               Focus                           Equity
                                                   ---------------------------      -----------------------------
                                                       2006            2005             2006             2005
                                                   -----------     -----------      ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (501,091)    $  (841,993)     $  1,890,145     $   (141,014)
 Net realized gain (loss) on investments ........    6,218,983       5,056,821        11,260,036       11,169,086
 Change in unrealized appreciation
  (depreciation) of investments .................     (434,922)      1,301,151        12,884,428       (9,181,971)
                                                   -----------     -----------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................    5,282,970       5,515,979        26,034,609        1,846,101
                                                   -----------     -----------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      297,370         629,948           624,116        1,255,637
  Transfers between funds including
   guaranteed interest account, net .............    7,225,252       9,292,452       (12,426,504)     (17,538,334)
  Transfers for contract benefits and
   terminations .................................   (7,527,960)     (4,200,923)      (16,403,366)     (14,843,578)
  Contract maintenance charges ..................     (186,296)       (161,564)         (408,239)        (493,953)
                                                   -----------     -----------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (191,634)      5,559,913       (28,613,993)     (31,620,228)
                                                   -----------     -----------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (33,466)      2,941,819          (379,424)          13,709
                                                   -----------     -----------      ------------     ------------
Increase (Decrease) in Net Assets ...............    5,057,870       8,134,073        (2,958,808)     (29,760,418)
Net Assets -- Beginning of Period ...............   68,334,701      60,200,628       154,142,976      183,903,394
                                                   -----------     -----------      ------------     ------------
Net Assets -- End of Period .....................  $73,392,571     $68,334,701      $151,184,168     $154,142,976
                                                   ===========     ===========      ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --                --               --
 Redeemed .......................................           --              --                --               --
                                                   -----------     -----------      ------------     ------------
 Net Increase (Decrease) ........................           --              --                --               --
                                                   ===========     ===========      ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,408           1,354               520              520
 Redeemed .......................................       (1,421)           (971)           (1,857)          (2,119)
                                                   -----------     -----------      ------------     ------------
 Net Increase (Decrease) ........................          (13)            383            (1,337)          (1,599)
                                                   ===========     ===========      ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Mercury
                                                           International                     EQ/MFS Emerging
                                                               Value                        Growth Companies
                                                   --------------------------      ----------------------------
                                                        2006            2005              2006             2005
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ 1,543,846    $   224,157      $ (1,302,557)   $ (1,432,384)
 Net realized gain (loss) on investments ........    7,946,215      1,753,381       (12,020,318)    (10,241,697)
 Change in unrealized appreciation
  (depreciation) of investments .................    6,928,413      4,119,605        18,858,380      18,666,905
                                                   -----------    -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   16,418,474      6,097,143         5,535,505       6,992,824
                                                   -----------    -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      500,424        691,366           642,075         818,721
  Transfers between funds including
   guaranteed interest account, net .............    5,153,361      8,513,211        (9,538,568)    (11,894,529)
  Transfers for contract benefits and
   terminations .................................   (6,931,835)    (5,375,687)      (10,633,070)     (8,773,192)
  Contract maintenance charges ..................     (212,640)      (195,510)         (307,214)       (355,799)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (1,490,690)     3,633,380       (19,836,777)    (22,204,799)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (5,905)         1,109          (230,423)            324
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets ...............   14,921,879      9,731,632       (14,531,695)    (13,211,651)
Net Assets -- Beginning of Period ...............   70,658,429     60,926,797       103,035,803     116,247,454
                                                   -----------    -----------      ------------    ------------
Net Assets -- End of Period .....................  $85,580,308    $70,658,429      $ 88,504,108    $103,035,803
                                                   ===========    ===========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --              --
 Redeemed .......................................           --             --                --              --
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                   ===========    ===========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,003          1,037               558             262
 Redeemed .......................................       (1,089)          (816)           (1,941)         (1,812)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................          (86)           221            (1,383)         (1,550)
                                                   ===========    ===========      ============    ============

                                                              EQ/MFS                          EQ/Money
                                                          Investors Trust                      Market
                                                   --------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (85,463)   $  (140,994)     $  3,589,418    $  1,447,379
 Net realized gain (loss) on investments ........      345,705       (157,679)         (250,487)       (258,295)
 Change in unrealized appreciation
  (depreciation) of investments .................    1,137,183      1,066,938           271,402         321,582
                                                   -----------    -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    1,397,425        768,265         3,610,333       1,510,666
                                                   -----------    -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       80,222         81,764         3,550,235       3,394,777
  Transfers between funds including
   guaranteed interest account, net .............   (1,361,206)    (1,347,474)       46,462,258      19,622,423
  Transfers for contract benefits and
   terminations .................................   (1,455,335)    (1,221,364)      (51,173,746)    (44,825,075)
  Contract maintenance charges ..................      (33,301)       (33,918)         (260,146)       (310,344)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (2,769,620)    (2,520,992)       (1,421,399)    (22,118,219)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     (166,564)         9,737           (56,791)          4,652
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets ...............   (1,538,759)    (1,742,990)        2,132,143     (20,602,901)
Net Assets -- Beginning of Period ...............   14,227,540     15,970,530       117,074,878     137,677,779
                                                   -----------    -----------      ------------    ------------
Net Assets -- End of Period .....................  $12,688,781    $14,227,540      $119,207,021    $117,074,878
                                                   ===========    ===========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               447             307
 Redeemed .......................................           --             --              (423)           (413)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                24            (106)
                                                   ===========    ===========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           98            136             7,996           5,852
 Redeemed .......................................         (382)          (417)           (8,071)         (6,527)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................         (284)          (281)              (75)           (675)
                                                   ===========    ===========      ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Montag &              EQ/Mutual      EQ/Oppenheimer
                                                         Caldwell Growth           Shares (c)        Global (c)
                                                    -------------------------      ----------      --------------
                                                       2006           2005            2006              2006
                                                    ----------     ----------      ----------         --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (15,603)    $   (7,498)     $   (1,648)        $  (946)
 Net realized gain (loss) on investments ........       28,526          5,011           3,317           1,554
 Change in unrealized appreciation
  (depreciation) of investments .................       72,687         41,258          48,668          17,249
                                                    ----------     ----------      ----------         --------
 Net increase (decrease) in net assets from
  operations ....................................       85,610         38,771          50,337          17,857
                                                    ----------     ----------      ----------         --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          374         23,125             533           2,211
  Transfers between funds including
   guaranteed interest account, net .............      (49,259)     1,299,047       1,489,832         500,647
  Transfers for contract benefits and
   terminations .................................      (40,558)       (34,809)        (34,622)         (1,172)
  Contract maintenance charges ..................       (3,961)        (2,412)           (394)           (167)
                                                    ----------     ----------      ----------         --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (93,404)     1,284,951       1,455,349         501,519
                                                    ----------     ----------      ----------         --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (10,674)        10,605             (12)             (3)
                                                    ----------     ----------      ----------         --------
Increase (Decrease) in Net Assets ...............      (18,468)     1,334,327       1,505,674         519,373
Net Assets -- Beginning of Period ...............    1,382,063         47,736              --              --
                                                    ----------     ----------      ----------         --------
Net Assets -- End of Period .....................   $1,363,595     $1,382,063      $1,505,674        $519,373
                                                    ==========     ==========      ==========         ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------      ----------         ---------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========      ==========         =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           67            312             152              52
 Redeemed .......................................          (87)           (25)            (11)             (5)
                                                    ----------     ----------      ----------         ---------
 Net Increase (Decrease) ........................          (20)           287             141              47
                                                    ==========     ==========      ==========         =========

                                                   EQ/Oppenheimer      EQ/Oppenheimer
                                                     Main Street         Main Street               EQ/PIMCO
                                                   Opportunity (c)      Small Cap (c)           Real Return (a)
                                                   ---------------     --------------     -------------------------
                                                        2006                2006              2006          2005
                                                      -------             --------        -----------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $   971             $   439         $   284,275    $  122,835
 Net realized gain (loss) on investments ........       1,479                 444             (73,146)          236
 Change in unrealized appreciation
  (depreciation) of investments .................       7,408               5,321            (306,504)     (151,819)
                                                      -------             --------        -----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................       9,858               6,204             (95,375)      (28,748)
                                                      -------             --------        -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          80                 241              23,002       210,476
  Transfers between funds including
   guaranteed interest account, net .............     313,723             393,593           4,022,227     7,846,235
  Transfers for contract benefits and
   terminations .................................      (1,438)               (418)         (1,160,471)     (257,252)
  Contract maintenance charges ..................        (344)                 --             (23,151)       (5,094)
                                                      -------             --------        -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     312,021             393,416           2,861,607     7,794,365
                                                      -------             --------        -----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (15)                 (1)            (21,714)       21,776
                                                      -------             ---------       -----------    ----------
Increase (Decrease) in Net Assets ...............     321,864             399,619           2,744,518     7,787,393
Net Assets -- Beginning of Period ...............          --                  --           7,787,393            --
                                                      -------             ---------       -----------    ----------
Net Assets -- End of Period .....................     $321,864            $399,619        $10,531,911    $7,787,393
                                                      ========            =========       ===========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................          --                  --                  --            --
 Redeemed .......................................          --                  --                  --            --
                                                      --------            ---------       -----------    ----------
 Net Increase (Decrease) ........................          --                  --                  --            --
                                                      ========            =========       ===========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          38                  38                 778           875
 Redeemed .......................................          (9)                 (2)               (488)          (93)
                                                      ---------           ---------       -----------    ----------
 Net Increase (Decrease) ........................          29                  36                 290           782
                                                      =========           =========       ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Short                         EQ Small
                                                        Duration Bond (a)                    Cap Value
                                                    -------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   97,405     $    7,683      $  1,705,013    $  1,354,334
 Net realized gain (loss) on investments ........       91,685            748         5,629,092       5,945,564
 Change in unrealized appreciation
  (depreciation) of investments .................      (36,507)       (13,092)       (1,221,932)     (5,808,782)
                                                    ----------     ----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      152,583         (4,661)        6,112,173       1,491,116
                                                    ----------     ----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       38,078         26,234           181,896         448,250
  Transfers between funds including
   guaranteed interest account, net .............    3,372,770      2,695,849        (3,794,909)      1,321,146
  Transfers for contract benefits and
   terminations .................................     (691,489)      (427,632)       (4,732,922)     (4,295,618)
  Contract maintenance charges ..................       (7,018)          (800)         (118,728)       (128,404)
                                                    ----------     ----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,712,341      2,993,651        (8,464,663)     (2,654,626)
                                                    ----------     ----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (13,352)        13,341           (16,298)          1,781
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets ...............    2,851,572      2,302,331        (2,368,788)     (1,161,729)
Net Assets -- Beginning of Period ...............    2,302,331             --        46,342,915      47,504,644
                                                    ----------     ----------      ------------    ------------
Net Assets -- End of Period .....................   $5,153,903     $2,302,331      $ 43,974,127    $ 46,342,915
                                                    ==========     ==========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --              --
 Redeemed .......................................           --             --                --              --
                                                    ----------     ----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                    ==========     ==========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          837            297               557             901
 Redeemed .......................................         (562)           (67)           (1,021)         (1,057)
                                                    ----------     ----------      ------------    ------------
 Net Increase (Decrease) ........................          275            230              (464)           (156)
                                                    ==========     ==========      ============    ============

                                                            EQ Small                         EQ/Small
                                                         Company Growth                   Company Index
                                                    -------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    4,901     $   31,649      $   (69,735)    $  (116,526)
 Net realized gain (loss) on investments ........      210,658        (11,537)       3,913,547       3,518,277
 Change in unrealized appreciation
  (depreciation) of investments .................     (288,875)        44,865        1,366,382      (2,558,180)
                                                    ----------     ----------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................      (73,316)        64,977        5,210,194         843,571
                                                    ----------     ----------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       36,941         39,517          109,506         235,357
  Transfers between funds including
   guaranteed interest account, net .............    3,369,341      2,616,415        1,095,967      (3,086,415)
  Transfers for contract benefits and
   terminations .................................     (447,786)      (100,236)      (4,152,473)     (2,777,198)
  Contract maintenance charges ..................      (14,904)        (4,548)         (97,936)       (103,153)
                                                    ----------     ----------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,943,592      2,551,148       (3,044,936)     (5,731,409)
                                                    ----------     ----------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (22,204)        22,053          (97,539)          1,992
                                                    ----------     ----------      -----------     -----------
Increase (Decrease) in Net Assets ...............    2,848,072      2,638,178        2,067,719      (4,885,847)
Net Assets -- Beginning of Period ...............    3,575,329        937,151       34,492,317      39,378,164
                                                    ----------     ----------      -----------     -----------
Net Assets -- End of Period .....................   $6,423,401     $3,575,329      $36,560,036     $34,492,317
                                                    ==========     ==========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------     ----------      -----------     -----------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========     ==========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,062            678              528             380
 Redeemed .......................................         (769)          (361)            (724)           (786)
                                                    ----------     ----------      -----------     -----------
 Net Increase (Decrease) ........................          293            317             (196)           (406)
                                                    ==========     ==========      ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/TCW               EQ/Templeton
                                                             Equity                Growth (c)
                                                    -------------------------     ------------
                                                       2006           2005            2006
                                                    ----------     ----------      ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (26,342)    $  (18,618)     $   (1,275)
 Net realized gain (loss) on investments ........       69,881          5,664           4,976
 Change in unrealized appreciation
  (depreciation) of investments .................     (159,808)       162,520          34,707
                                                    ----------     ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................     (116,269)       149,566          38,408
                                                    ----------     ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       29,006         17,218            (127)
  Transfers between funds including
   guaranteed interest account, net .............      (34,857)     1,504,788       1,567,807
  Transfers for contract benefits and
   terminations .................................     (187,434)       (84,462)        (12,379)
  Contract maintenance charges ..................       (5,458)        (3,411)           (370)
                                                    ----------     ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (198,743)     1,434,133       1,554,931
                                                    ----------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (18,556)        18,271             (26)
                                                    ----------     ----------      ----------
Increase (Decrease) in Net Assets ...............     (333,568)     1,601,970       1,593,313
Net Assets -- Beginning of Period ...............    1,961,635        359,665              --
                                                    ----------     ----------      ----------
Net Assets -- End of Period .....................   $1,628,067     $1,961,635      $1,593,313
                                                    ==========     ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --
 Redeemed .......................................           --             --              --
                                                    ----------     ----------      ----------
 Net Increase (Decrease) ........................           --             --              --
                                                    ==========     ==========      ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           44            128             173
 Redeemed .......................................          (57)           (36)            (25)
                                                    ----------     ----------      ----------
 Net Increase (Decrease) ........................          (13)            92             148
                                                    ==========     ==========      ==========

                                                             EQ/UBS
                                                           Growth and                   EQ/Van Kampen
                                                             Income                      Comstock (a)
                                                    -------------------------     --------------------------
                                                       2006           2005            2006           2005
                                                    ----------     ----------     -----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (15,991)    $    3,369     $   163,976     $   27,883
 Net realized gain (loss) on investments ........       84,515         16,172         201,067          3,685
 Change in unrealized appreciation
  (depreciation) of investments .................      281,892         53,436         968,231        211,413
                                                    ----------     ----------     -----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      350,416         72,977       1,333,274        242,981
                                                    ----------     ----------     -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        4,004         (6,210)        259,675            947
  Transfers between funds including
   guaranteed interest account, net .............    1,364,806      1,935,876       4,388,901      7,451,947
  Transfers for contract benefits and
   terminations .................................     (233,323)       (49,167)       (938,485)      (225,848)
  Contract maintenance charges ..................       (7,671)        (1,180)        (33,062)        (3,475)
                                                    ----------     ----------     -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,127,816      1,879,319       3,677,029      7,223,571
                                                    ----------     ----------     -----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (9,817)         9,684         (17,947)        17,948
                                                    ----------     ----------     -----------     ----------
Increase (Decrease) in Net Assets ...............    1,468,415      1,961,980       4,992,356      7,484,500
Net Assets -- Beginning of Period ...............    2,068,195        106,215       7,484,500             --
                                                    ----------     ----------     -----------     ----------
Net Assets -- End of Period .....................   $3,536,610     $2,068,195     $12,476,856     $7,484,500
                                                    ==========     ==========     ===========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --             --
 Redeemed .......................................           --             --              --             --
                                                    ----------     ----------     -----------     ----------
 Net Increase (Decrease) ........................           --             --              --             --
                                                    ==========     ==========     ===========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          343            419             517            752
 Redeemed .......................................         (147)           (68)           (190)           (38)
                                                    ----------     ----------     -----------     ----------
 Net Increase (Decrease) ........................          196            351             327            714
                                                    ==========     ==========     ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Van Kampen                    EQ/Van Kampen
                                                          Emerging Markets                     Mid Cap
                                                               Equity                        Growth (a)
                                                    ---------------------------      -------------------------
                                                        2006            2005            2006           2005
                                                    ------------    -----------      ----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (931,411)   $  (527,013)     $  (32,901)    $   (8,316)
 Net realized gain (loss) on investments ........     22,512,438      8,734,011         138,569         46,212
 Change in unrealized appreciation
  (depreciation) of investments .................      5,820,662      9,501,750         (26,737)       106,402
                                                    ------------    -----------      ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     27,401,689     17,708,748          78,931        144,298
                                                    ------------    -----------      ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        462,058        695,534          17,430         12,443
  Transfers between funds including
   guaranteed interest account, net .............      6,590,006     11,074,764         778,139      1,973,474
  Transfers for contract benefits and
   terminations .................................     (8,241,522)    (5,084,614)       (322,098)       (61,568)
  Contract maintenance charges ..................       (240,882)      (182,318)         (8,393)        (2,735)
                                                    ------------    -----------      ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,430,340)     6,503,366         465,078      1,921,614
                                                    ------------    -----------      ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (205,468)           906          (8,144)         8,196
                                                    ------------    -----------      ----------     ----------
Increase (Decrease) in Net Assets ...............     25,765,881     24,213,020         535,865      2,074,108
Net Assets -- Beginning of Period ...............     80,168,025     55,955,005       2,074,108             --
                                                    ------------    -----------      ----------     ----------
Net Assets -- End of Period .....................   $105,933,906    $80,168,025      $2,609,973     $2,074,108
                                                    ============    ===========      ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --             --              --             --
 Redeemed .......................................             --             --              --             --
                                                    ------------    -----------      ----------     ----------
 Net Increase (Decrease) ........................             --             --              --             --
                                                    ============    ===========      ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          2,631          2,498             305            229
 Redeemed .......................................         (2,746)        (2,000)           (277)           (61)
                                                    ------------    -----------      ----------     ----------
 Net Increase (Decrease) ........................           (115)           498              28            168
                                                    ============    ===========      ==========     ==========

                                                          EQ/Wells Fargo
                                                            Montgomery
                                                           Small Cap (a)
                                                     --------------------------
                                                        2006            2005
                                                     ----------      ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   67,034      $ 12,923
 Net realized gain (loss) on investments ........        10,655         3,950
 Change in unrealized appreciation
  (depreciation) of investments .................       303,926        (4,074)
                                                     ----------      --------
 Net increase (decrease) in net assets from
  operations ....................................       381,615        12,779
                                                     ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        32,704        24,826
  Transfers between funds including
   guaranteed interest account, net .............     4,352,483       296,117
  Transfers for contract benefits and
   terminations .................................      (153,811)      (49,843)
  Contract maintenance charges ..................        (4,952)          (42)
                                                     ----------      --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,226,424       271,058
                                                     ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (1,454)        1,452
                                                     ----------      --------
Increase (Decrease) in Net Assets ...............     4,606,585       285,311
Net Assets -- Beginning of Period ...............       285,311            --
                                                     ----------      --------
Net Assets -- End of Period .....................    $4,891,896      $285,311
                                                     ==========      ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --            --
 Redeemed .......................................            --            --
                                                     ----------      --------
 Net Increase (Decrease) ........................            --            --
                                                     ==========      ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           493            30
 Redeemed .......................................          (174)             (6)
                                                     ----------      -----------
 Net Increase (Decrease) ........................           319            24
                                                     ==========      ==========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2006

1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 74 variable investment options:

   o  AXA Aggressive Allocation
   o  AXA Conservative Allocation
   o  AXA Conservative-Plus Allocation
   o  AXA Moderate Allocation
   o  AXA Moderate-Plus Allocation
   o  AXA Premier VIP Aggressive Equity
   o  AXA Premier VIP Core Bond
   o  AXA Premier VIP Health Care
   o  AXA Premier VIP High Yield
   o  AXA Premier VIP International Equity
   o  AXA Premier VIP Large Cap Core Equity
   o  AXA Premier VIP Large Cap Growth
   o  AXA Premier VIP Large Cap Value
   o  AXA Premier VIP Mid Cap Growth
   o  AXA Premier VIP Mid Cap Value
   o  AXA Premier VIP Technology
   o  EQ/AllianceBernstein Common Stock(1)
   o  EQ/AllianceBernstein Growth and Income(2)
   o  EQ/AllianceBernstein Intermediate Government Securities(3)
   o  EQ/AllianceBernstein International(4)
   o  EQ/AllianceBernstein Large Cap Growth(5)
   o  EQ/AllianceBernstein Quality Bond(6)
   o  EQ/AllianceBernstein Small Cap Growth(7)
   o  EQ/AllianceBernstein Value(8)
   o  EQ/Ariel Appreciation ll
   o  EQ/Boston Advisors Equity Income
   o  EQ/Calvert Socially Responsible
   o  EQ/Capital Guardian Growth
   o  EQ/Capital Guardian International
   o  EQ/Capital Guardian Research
   o  EQ/Capital Guardian U.S. Equity
   o  EQ/Caywood-Scholl High Yield Bond
   o  EQ/Davis New York Venture
   o  EQ/Equity 500 Index
   o  EQ/Evergreen International Bond
   o  EQ/Evergreen Omega
   o  EQ/FI Mid Cap

   o  EQ/FI Mid Cap Value
   o  EQ/Franklin Income
   o  EQ/Franklin Small Cap Value
   o  EQ/GAMCO Mergers and Acquisitions
   o  EQ/GAMCO Small Company Value
   o  EQ/International Growth
   o  EQ/Janus Large Cap Growth
   o  EQ/JPMorgan Core Bond
   o  EQ/JPMorgan Value Opportunities
   o  EQ/Legg Mason Value Equity
   o  EQ/Long Term Bond
   o  EQ/Lord Abbett Growth and Income
   o  EQ/Lord Abbett Large Cap Core
   o  EQ/Lord Abbett Mid Cap Value
   o  EQ/Marsico Focus
   o  EQ/Mercury Basic Value Equity
   o  EQ/Mercury International Value
   o  EQ/MFS Emerging Growth Companies
   o  EQ/MFS Investors Trust
   o  EQ/Money Market
   o  EQ/Montag & Caldwell Growth
   o  EQ/Mutual Shares
   o  EQ/Oppenheimer Global
   o  EQ/Oppenheimer Main Street Opportunity
   o  EQ/Oppenheimer Main Street Small Cap
   o  EQ/PIMCO Real Return
   o  EQ/Short Duration Bond
   o  EQ/Small Cap Value(9)
   o  EQ/Small Company Growth(10)
   o  EQ/Small Company Index
   o  EQ/TCW Equity
   o  EQ/Templeton Growth
   o  EQ/UBS Growth and Income
   o  EQ/Van Kampen Comstock
   o  EQ/Van Kampen Emerging Markets Equity
   o  EQ/Van Kampen Mid Cap Growth
   o  EQ/Wells Fargo Montgomery Small Cap

   ----------------------

   (1)  Formerly known as EQ/Alliance Common Stock
   (2)  Formerly known as EQ/Alliance Growth and Income
   (3)  Formerly known as EQ/Alliance Intermediate Government Securities
   (4)  Formerly known as EQ/Alliance International
   (5)  Formerly known as EQ/Alliance Large Cap Growth
   (6)  Formerly known as EQ/Alliance Quality Bond
   (7)  Formerly known as EQ/Alliance Small Cap Growth
   (8)  Formerly known as EQ/Bernstein Diversified Value
   (9)  Formerly known as EQ/Lazard Small Cap Value
   (10) Formerly known as EQ/Bear Stearns Small Company Growth

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                   Purchases          Sales
                                                                  -----------      ------------
   AXA Aggressive Allocation .................................    $12,866,559      $  3,780,551
   AXA Conservative Allocation ...............................      9,828,602         7,644,538
   AXA Conservative-Plus Allocation ..........................      9,263,325         5,210,970
   AXA Moderate Allocation ...................................     27,083,755        65,053,583
   AXA Moderate-Plus Allocation ..............................     54,502,980         8,527,603
   AXA Premier VIP Aggressive Equity .........................      1,262,837        11,633,787
   AXA Premier VIP Core Bond .................................      6,186,969        12,291,964
   AXA Premier VIP Health Care ...............................      3,042,165         5,080,595
   AXA Premier VIP High Yield ................................     14,880,033        26,597,499
   AXA Premier VIP International Equity ......................     13,362,245         9,866,809
   AXA Premier VIP Large Cap Core Equity .....................      1,265,923         2,746,520
   AXA Premier VIP Large Cap Growth ..........................      3,506,243         4,984,196
   AXA Premier VIP Large Cap Value ...........................      9,548,790         9,426,093
   AXA Premier VIP Mid Cap Growth ............................      5,010,519         7,118,156
   AXA Premier VIP Mid Cap Value .............................      7,551,893         8,138,229
   AXA Premier VIP Technology ................................      6,669,091        15,397,866
   EQ/AllianceBernstein Common Stock .........................     13,058,655       128,501,286
   EQ/AllianceBernstein Growth & Income ......................     27,092,785        86,856,678
   EQ/AllianceBernstein Intermediate Government Sec. .........      8,772,888        33,979,102
   EQ/AllianceBernstein International ........................     25,966,108        30,412,105
   EQ/AllianceBernstein Large Cap Growth .....................      4,402,664        22,482,620
   EQ/AllianceBernstein Quality Bond .........................      4,284,464         9,572,268
   EQ/AllianceBernstein Small Cap Growth .....................     13,416,989        25,608,260
   EQ/AllianceBernstein Value ................................     22,631,401        30,930,087
   EQ/Ariel Appreciation II ..................................        686,293           193,559
   EQ/Boston Advisors Equity Income ..........................      6,026,988         4,343,038
   EQ/Calvert Socially Responsible ...........................        574,524           742,039
   EQ/Capital Guardian Growth ................................      2,682,077           882,993
   EQ/Capital Guardian International .........................      8,468,463         7,515,208
   EQ/Capital Guardian Research ..............................      1,987,629        14,134,554
   EQ/Capital Guardian U.S. Equity ...........................      6,157,498        11,098,254
   EQ/Caywood-Scholl High Yield Bond .........................      6,119,994         2,366,698
   EQ/Davis NY Venture .......................................      1,556,634           129,331
   EQ/Equity 500 Index .......................................     11,833,113        34,400,696
   EQ/Evergreen International Bond ...........................      3,963,588         1,200,576
   EQ/Evergreen Omega ........................................      2,104,403         3,061,217
   EQ/FI Mid Cap .............................................      9,583,260        18,738,963
   EQ/FI Mid Cap Value .......................................     17,852,856        32,311,930
   EQ/Franklin Income ........................................      6,893,295           536,587
   EQ/Franklin Small Cap Value ...............................        435,910            79,474
   EQ/GAMCO Mergers and Acquisitions .........................      3,967,932           968,221
   EQ/GAMCO Small Company Value ..............................      6,534,420         4,295,119
   EQ/International Growth ...................................      2,533,528           827,780
   EQ/Janus Large Cap Growth .................................      1,501,504         5,089,671
   EQ/JPMorgan Core Bond .....................................     14,324,991        13,675,201
   EQ/JPMorgan Value Opportunities ...........................      4,801,719         7,600,910
   EQ/Legg Mason Value Equity ................................      3,374,909           642,580

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

3. Purchases and Sales of Investments (Concluded)

                                                         Purchases          Sales
                                                       ------------     ------------
   EQ/Long Term Bond ..............................    $  2,491,743     $  1,904,347
   EQ/Lord Abbett Growth and Income ...............       4,492,993          929,802
   EQ/Lord Abbett Large Cap Core ..................         932,506          346,607
   EQ/Lord Abbett Mid Cap Value ...................       5,771,658        6,895,362
   EQ/Marsico Focus ...............................      14,535,337       13,979,192
   EQ/Mercury Basic Value Equity ..................      13,906,329       35,256,427
   EQ/Mercury International Value .................      18,023,125       15,038,395
   EQ/MFS Emerging Growth Companies ...............       1,712,647       23,082,405
   EQ/MFS Investors Trust .........................         769,284        3,790,932
   EQ/Money Market ................................     163,723,978      161,612,750
   EQ/Montag & Caldwell Growth ....................         291,848          411,528
   EQ/Mutual Shares ...............................       1,631,022          177,334
   EQ/Oppenheimer Global ..........................         532,533           31,963
   EQ/Oppenheimer Main Street Opportunity .........         367,350           54,374
   EQ/Oppenheimer Main Street Small Cap ...........         414,988           21,134
   EQ/PIMCO Real Return ...........................       6,796,589        3,672,421
   EQ/Short Duration Bond .........................       7,698,616        4,902,222
   EQ/Small Cap Value .............................      10,988,893       14,888,330
   EQ/Small Company Growth ........................       8,319,020        5,392,733
   EQ/Small Company Index .........................       7,641,729        9,343,455
   EQ/TCW Equity ..................................         659,762          903,403
   EQ/Templeton Growth ............................       1,838,721          285,091
   EQ/UBS Growth and Income .......................       1,899,713          797,706
   EQ/Van Kampen Comstock .........................       5,651,761        1,782,286
   EQ/Van Kampen Emerging Market Equity ...........      32,555,250       27,378,244
   EQ/Van Kampen Mid Cap Growth ...................       3,316,729        2,886,280
   EQ/Wells Fargo Montgomery Small Cap ............       6,147,354        1,850,583

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

4. Expenses and Related Party Transactions (Concluded)

   investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                      Asset-based                      Current      Maximum
                                                   Mortality and    Administration    Distribution    Aggregate    Aggregate
                                                   Expense Risks        Charge           Charge         Charge      Charge
                                                   -------------    --------------    ------------    ---------    ---------
   Accumulator Advisor ........................        0.50%               --               --          0.50%        0.50%
   Income Manager .............................        0.90%             0.25%              --          1.15%        1.15%
   Accumulator ................................        1.10%             0.25%              --          1.35%        1.35%
   Accumulator issued after March 1, 2000 .....        1.10%             0.25%            0.20%         1.55%        1.55%
   Accumulator Plus, Select, Elite ............        1.10%             0.25%            0.25%         1.60%        1.60%
   Accumulator Select issued after
     August 13, 2001 .................... .....        1.10%             0.35%            0.25%         1.70%        1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

5. Contractowner Charges (Concluded)

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                            When charge
Charges                                     is deducted                  Amount deducted                          How deducted
-------                                     -----------                  ---------------                          ------------
Charges for state premium and other   At time of transaction         Varies by state.                         Applied to an annuity
applicable taxes                                                                                              payout option

Charge for Trust expenses             Daily                          Vary by portfolio                        Unit value

Annual Administrative charge          Annually on each               Depending on account value a charge      Unit liquidation from
                                      contract date anniversary.     of $30 or Years 1 to 2 lesser of         account value
                                                                     $30 or 2% of account value

Variable Immediate Annuity payout     At time of transaction         $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                     account value

Withdrawal charge                     At time of transaction         Low -- During the first seven            Unit liquidation from
                                                                     contract years, a charge is              account value
                                                                     deducted from amounts withdrawn
                                                                     that exceed 15% of account value.
                                                                     The charge begins at 7% and
                                                                     declines by 1% each year.

                                                                     High -- During the first nine
                                                                     contract years, a charge is
                                                                     deducted from amounts withdrawn
                                                                     that exceed 15% of account value.
                                                                     The charge begins at 8% and
                                                                     declines by 1% beginning in the
                                                                     third contract year.

BaseBuilder benefit charge            Annually on each               Low 0.30%                                Unit liquidation from
                                      contract date anniversary.     High 0.45%                               account value

Protection Plus                       Annually on each               0.20%                                    Unit liquidation from
                                      contract date anniversary.                                              account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $13.49               --                 --           --          17.31%
         Highest contract charges 1.70% Class B (b)       $14.43               --                 --           --          15.90%
         All contract charges                                 --            1,320            $17,375         3.03%            --
  2005   Lowest contract charges 0.50% Class B (b)        $11.50               --                 --           --           7.52%
         Highest contract charges 1.70% Class B (b)       $12.45               --                 --           --           6.23%
         All contract charges                                 --              602            $ 6,817         5.87%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.70               --                 --           --           7.44%
         Highest contract charges 1.70% Class B (b)       $11.72               --                 --           --           6.30%
         All contract charges                                 --              192            $ 2,040         2.68%            --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $11.19               --                 --           --           5.84%
         Highest contract charges 1.70% Class B (b)       $11.31               --                 --           --           4.57%
         All contract charges                                 --            1,123            $12,231         3.87%            --
  2005   Lowest contract charges 0.50% Class B (b)        $10.57               --                 --           --           1.93%
         Highest contract charges 1.70% Class B (b)       $10.82               --                 --           --           0.71%
         All contract charges                                 --              939            $ 9,761         4.27%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.37               --                 --           --           3.74%
         Highest contract charges 1.70% Class B (b)       $10.74               --                 --           --           2.64%
         All contract charges                                 --              437            $ 4,511         4.68%            --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $11.64               --                 --           --           8.22%
         Highest contract charges 1.70% Class B (b)       $11.96               --                 --           --           6.91%
         All contract charges                                 --            1,581            $17,921         3.48%            --
  2005   Lowest contract charges 0.50% Class B (b)        $10.76               --                 --           --           2.73%
         Highest contract charges 1.70% Class B (b)       $11.19               --                 --           --           1.50%
         All contract charges                                 --            1,253            $13,241         4.33%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.47               --                 --           --           4.93%
         Highest contract charges 1.70% Class B (b)       $11.02               --                 --           --           3.81%
         All contract charges                                 --              635            $ 6,596         4.50%            --

AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $54.74              613            $33,581         2.55%          9.33%
  2005   1.15% Class A                                    $50.07              703            $35,188         2.28%          3.85%
  2004   1.15% Class A                                    $48.21              778            $37,532         2.49%          7.74%
  2003   1.15% Class A                                    $44.75              909            $40,667         2.21%         18.03%
  2002   1.15% Class A                                    $37.91            1,013            $38,398         1.51%        (13.51)%

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $59.58               --                 --           --           9.77%
         Highest contract charges 1.70% Class B           $46.21               --                 --           --           8.45%
         All contract charges                                 --            6,621           $323,970         2.55%            --
  2005   Lowest contract charges 0.50% Class B            $54.27               --                 --           --           4.27%
         Highest contract charges 1.70% Class B           $42.61               --                 --           --           3.02%
         All contract charges                                 --            7,497           $337,587         2.28%            --
  2004   Lowest contract charges 0.50% Class B            $52.05               --                 --           --           8.18%
         Highest contract charges 1.70% Class B           $41.36               --                 --           --           6.88%
         All contract charges                                 --            8,374           $365,310         2.49%            --
  2003   Lowest contract charges 0.50% Class B            $48.11               --                 --           --          18.54%
         Highest contract charges 1.70% Class B           $38.70               --                 --           --          17.10%
         All contract charges                                 --            9,104           $370,750         2.21%            --

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Moderate Allocation (Continued)
-----------------------------------
  2002   Lowest contract charges 0.50% Class B             $40.59              --                  --          --         (13.16)%
         Highest contract charges 1.70% Class B            $33.05              --                  --          --         (14.21)%
         All contract charges                                  --           9,708            $336,760        1.51%            --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)         $12.96              --                  --          --          13.93%
         Highest contract charges 1.70% Class B (b)        $13.82              --                  --          --          12.56%
         All contract charges                                  --           6,424            $ 81,056        3.45%            --
  2005   Lowest contract charges 0.50% Class B (b)         $11.37              --                  --          --           6.14%
         Highest contract charges 1.70% Class B (b)        $12.28              --                  --          --           4.86%
         All contract charges                                  --           2,669            $ 29,848        4.92%            --
  2004   Lowest contract charges 0.50% Class B (b)         $10.71              --                  --          --           7.46%
         Highest contract charges 1.70% Class B (b)        $11.71              --                  --          --           6.32%
         All contract charges                                  --           1,006            $ 10,701        4.04%            --

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                     $63.84             227            $ 14,485        0.05%          4.16%
  2005   1.15% Class A                                     $61.29             270            $ 16,518          --           7.23%
  2004   1.15% Class A                                     $57.16             320            $ 18,274          --          11.08%
  2003   1.15% Class A                                     $51.45             387            $ 19,896          --          36.30%
  2002   1.15% Class A                                     $37.75             453            $ 17,100        0.01%        (29.52)%

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B             $71.38              --                  --          --           4.59%
         Highest contract charges 1.70% Class B            $55.37              --                  --          --           3.33%
         All contract charges                                  --             534            $ 32,006        0.05%            --
  2005   Lowest contract charges 0.50% Class B             $68.25              --                  --          --           7.66%
         Highest contract charges 1.70% Class B            $53.59              --                  --          --           6.37%
         All contract charges                                  --             658            $ 38,064          --             --
  2004   Lowest contract charges 0.50% Class B             $63.39              --                  --          --          11.54%
         Highest contract charges 1.70% Class B            $50.38              --                  --          --          10.19%
         All contract charges                                  --             770            $ 41,681          --             --
  2003   Lowest contract charges 0.50% Class B             $56.83              --                  --          --          36.82%
         Highest contract charges 1.70% Class B            $45.72              --                  --          --          35.19%
         All contract charges                                  --             852            $ 41,680          --             --
  2002   Lowest contract charges 0.50% Class B             $41.54              --                  --          --         (29.22)%
         Highest contract charges 1.70% Class B            $33.82              --                  --          --         (30.09)%
         All contract charges                                  --             901            $ 32,521        0.01%            --

AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $12.01              --                  --          --           3.25%
         Highest contract charge 1.70% Class B (a)         $11.30              --                  --          --           2.01%
         All contract charges                                  --           3,476            $ 39,740        4.10%            --
  2005   Lowest contract charge 0.50% Class B (a)          $11.63              --                  --          --           1.24%
         Highest contract charge 1.70% Class B (a)         $11.08              --                  --          --           0.02%
         All contract charges                                  --           4,117            $ 46,047        3.45%            --
  2004   Lowest contract charge 0.50% Class B (a)          $11.49              --                  --          --           3.37%
         Highest contract charge 1.70% Class B (a)         $11.07              --                  --          --           2.12%
         All contract charges                                  --           4,655            $ 51,923        3.15%            --
  2003   Lowest contract charge 0.50% Class B (a)          $11.11              --                  --          --           3.26%
         Highest contract charge 1.70% Class B (a)         $10.84              --                  --          --           1.98%
         All contract charges                                  --           4,850            $ 52,844        3.33%            --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Premier VIP Core Bond (Continued)
-------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)          $10.76              --                  --          --           5.39%
         Highest contract charge 1.70% Class B (a)         $10.63              --                  --          --           4.22%
         All contract charges                                  --           4,354            $ 46,418        5.86%            --

AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $12.61              --                  --          --           4.61%
         Highest contract charge 1.70% Class B (a)         $11.87              --                  --          --           3.35%
         All contract charges                                  --           1,212            $ 14,588        1.00%            --
  2005   Lowest contract charge 0.50% Class B (a)          $12.06              --                  --          --           6.43%
         Highest contract charge 1.70% Class B (a)         $11.49              --                  --          --           5.15%
         All contract charges                                  --           1,418            $ 16,462        2.49%            --
  2004   Lowest contract charge 0.50% Class B (a)          $11.33              --                  --          --          11.57%
         Highest contract charge 1.70% Class B (a)         $10.93              --                  --          --          10.22%
         All contract charges                                  --           1,500            $ 16,508        3.77%            --
  2003   Lowest contract charge 0.50% Class B (a)          $10.16              --                  --          --          27.48%
         Highest contract charge 1.70% Class B (a)         $ 9.91              --                  --          --          25.92%
         All contract charges                                  --           1,308            $ 13,030        1.19%            --
  2002   Lowest contract charge 0.50% Class B (a)          $ 7.97              --                  --          --         (19.41)%
         Highest contract charge 1.70% Class B (a)         $ 7.87              --                  --          --         (20.42)%
         All contract charges                                  --             908            $  7,164          --             --

AXA Premier VIP High Yield
--------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                     $34.71              93            $  3,231        6.41%          8.94%
  2005   1.15% Class A                                     $31.86             110            $  3,518        7.18%          2.13%
  2004   1.15% Class A                                     $31.20             132            $  4,123        6.32%          7.69%
  2003   1.15% Class A                                     $28.97             131            $  3,797        5.32%         21.47%
  2002   1.15% Class A                                     $23.85              93            $  2,218        8.92%         (3.84)%

AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B             $38.57              --                  --          --           9.38%
         Highest contract charges 1.70% Class B            $30.26              --                  --          --           8.07%
         All contract charges                                  --           2,673            $ 85,394        6.41%            --
  2005   Lowest contract charges 0.50% Class B             $35.26              --                  --          --           2.55%
         Highest contract charges 1.70% Class B            $28.00              --                  --          --           1.31%
         All contract charges                                  --           3,191            $ 94,122        7.18%            --
  2004   Lowest contract charges 0.50% Class B             $34.38              --                  --          --           8.13%
         Highest contract charges 1.70% Class B            $27.64              --                  --          --           6.82%
         All contract charges                                  --           3,675            $106,800        6.32%            --
  2003   Lowest contract charges 0.50% Class B             $31.80              --                  --          --          21.93%
         Highest contract charges 1.70% Class B            $25.87              --                  --          --          20.45%
         All contract charges                                  --           3,767            $102,272        5.32%            --
  2002   Lowest contract charges 0.50% Class B             $26.08              --                  --          --          (3.41)%
         Highest contract charges 1.70% Class B            $21.48              --                  --          --          (4.58)%
         All contract charges                                  --           3,455            $ 77,749        8.92%            --

AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $17.68              --                  --          --          24.69%
         Highest contract charge 1.70% Class B (a)         $16.64              --                  --          --          23.19%
         All contract charges                                  --           1,786            $ 30,134        2.11%            --
  2005   Lowest contract charge 0.50% Class B (a)          $14.18              --                  --          --          14.87%
         Highest contract charge 1.70% Class B (a)         $13.51              --                  --          --          13.48%
         All contract charges                                  --           1,608            $ 21,954        3.83%            --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP International Equity (Continued)
------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (a)       $12.35             --                --            --           17.32%
         Highest contract charge 1.70% Class B (a)      $11.90             --                --            --           15.90%
         All contract charges                               --          1,633           $19,579          2.14%             --
  2003   Lowest contract charge 0.50% Class B (a)       $10.52             --                --            --           33.72%
         Highest contract charge 1.70% Class B (a)      $10.27             --                --            --           32.02%
         All contract charges                               --          1,417           $14,629          0.72%             --
  2002   Lowest contract charge 0.50% Class B (a)       $ 7.87             --                --            --          (18.61)%
         Highest contract charge 1.70% Class B (a)      $ 7.78             --                --            --          (19.54)%
         All contract charges                               --            945           $ 7,369            --              --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $12.87             --                --            --           13.01%
         Highest contract charge 1.70% Class B (a)      $12.11             --                --            --           11.65%
         All contract charges                               --            721           $ 8,833          0.56%             --
  2005   Lowest contract charge 0.50% Class B (a)       $11.39             --                --            --            6.20%
         Highest contract charge 1.70% Class B (a)      $10.85             --                --            --            4.92%
         All contract charges                               --            854           $ 9,357          0.76%             --
  2004   Lowest contract charge 0.50% Class B (a)       $10.72             --                --            --            9.13%
         Highest contract charge 1.70% Class B (a)      $10.34             --                --            --            7.81%
         All contract charges                               --            973           $10,142          2.19%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 9.83             --                --            --           27.50%
         Highest contract charge 1.70% Class B (a)      $ 9.59             --                --            --           26.04%
         All contract charges                               --          1,019           $ 9,823          0.15%             --
  2002   Lowest contract charge 0.50% Class B (a)       $ 7.71             --                --            --          (22.59)%
         Highest contract charge 1.70% Class B (a)      $ 7.61             --                --            --          (23.59)%
         All contract charges                               --            810           $ 6,177          0.36%             --

AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $10.06             --                --            --          ( 0.39)%
         Highest contract charge 1.70% Class B (a)      $ 9.47             --                --            --          ( 1.59)%
         All contract charges                               --          1,480           $14,194            --              --
  2005   Lowest contract charge 0.50% Class B (a)       $10.10             --                --            --            6.95%
         Highest contract charge 1.70% Class B (a)      $ 9.62             --                --            --            5.67%
         All contract charges                               --          1,677           $16,297            --              --
  2004   Lowest contract charge 0.50% Class B (a)       $ 9.44             --                --            --            6.13%
         Highest contract charge 1.70% Class B (a)      $ 9.10             --                --            --            4.85%
         All contract charges                               --          1,855           $17,016            --              --
  2003   Lowest contract charge 0.50% Class B (a)       $ 8.90             --                --            --           30.12%
         Highest contract charge 1.70% Class B (a)      $ 8.68             --                --            --           28.40%
         All contract charges                               --          1,776           $15,491            --              --
  2002   Lowest contract charge 0.50% Class B (a)       $ 6.84             --                --            --          (30.13)%
         Highest contract charge 1.70% Class B (a)      $ 6.76             --                --            --          (30.88)%
         All contract charges                               --          1,317           $ 8,928            --              --

AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $14.99             --                --            --           18.73%
         Highest contract charge 1.70% Class B (a)      $14.10             --                --            --           17.30%
         All contract charges                               --          1,786           $25,531          2.61%             --
  2005   Lowest contract charge 0.50% Class B (a)       $12.62             --                --            --            6.56%
         Highest contract charge 1.70% Class B (a)      $12.02             --                --            --            5.28%
         All contract charges                               --          1,819           $22,104          2.85%             --
  2004   Lowest contract charge 0.50% Class B (a)       $11.84             --                --            --           13.85%
         Highest contract charge 1.70% Class B (a)      $11.42             --                --            --           12.48%
         All contract charges                               --          1,724           $19,852          6.21%             --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP Large Cap Value (Continued)
-------------------------------------------
  2003   Lowest contract charge 0.50% Class B (a)        $10.40              --              --           --            30.33%
         Highest contract charge 1.70% Class B (a)       $10.15              --              --           --            28.81%
         All contract charges                                --           1,563         $15,952         2.07%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 7.98              --              --           --           (18.82)%
         Highest contract charge 1.70% Class B (a)       $ 7.88              --              --           --           (19.84)%
         All contract charges                                --           1,442         $11,400         0.69%              --

AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $11.41              --              --           --             9.07%
         Highest contract charge 1.70% Class B (a)       $10.74              --              --           --             7.76%
         All contract charges                                --           2,017         $21,934         0.51%              --
  2005   Lowest contract charge 0.50% Class B (a)        $10.46              --              --           --             7.84%
         Highest contract charge 1.70% Class B (a)       $ 9.96              --              --           --             6.55%
         All contract charges                                --           2,393         $24,089         1.55%              --
  2004   Lowest contract charge 0.50% Class B (a)        $ 9.70              --              --           --            11.17%
         Highest contract charge 1.70% Class B (a)       $ 9.35              --              --           --             9.83%
         All contract charges                                --           2,748         $25,891         1.55%              --
  2003   Lowest contract charge 0.50% Class B (a)        $ 8.72              --              --           --            39.52%
         Highest contract charge 1.70% Class B (a)       $ 8.52              --              --           --            37.86%
         All contract charges                                --           2,795         $23,920         1.76%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 6.25              --              --           --           (36.61)%
         Highest contract charge 1.70% Class B (a)       $ 6.18              --              --           --           (37.26)%
         All contract charges                                --           1,766         $10,935           --               --

AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $14.53              --              --           --            14.16%
         Highest contract charge 1.70% Class B (a)       $13.68              --              --           --            12.79%
         All contract charges                                --           1,931         $26,757         1.63%              --
  2005   Lowest contract charge 0.50% Class B (a)        $12.73              --              --           --             6.81%
         Highest contract charge 1.70% Class B (a)       $12.13              --              --           --             5.53%
         All contract charges                                --           2,164         $26,520         6.25%              --
  2004   Lowest contract charge 0.50% Class B (a)        $11.92              --              --           --            14.61%
         Highest contract charge 1.70% Class B (a)       $11.49              --              --           --            13.23%
         All contract charges                                --           2,950         $34,188         3.92%              --
  2003   Lowest contract charge 0.50% Class B (a)        $10.40              --              --           --            39.95%
         Highest contract charge 1.70% Class B (a)       $10.15              --              --           --            38.27%
         All contract charges                                --           2,491         $25,413         0.75%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 7.43              --              --           --           (23.64)%
         Highest contract charge 1.70% Class B (a)       $ 7.34              --              --           --           (24.49)%
         All contract charges                                --           1,819         $13,389           --               --

AXA Premier VIP Technology (c)
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $11.06              --              --           --             6.76%
         Highest contract charge 1.70% Class B (a)       $10.41              --              --           --             5.48%
         All contract charges                                --           3,420         $35,985           --               --
  2005   Lowest contract charge 0.50% Class B (a)        $10.36              --              --           --            10.71%
         Highest contract charge 1.70% Class B (a)       $ 9.87              --              --           --             9.38%
         All contract charges                                --           4,223         $42,059           --               --
  2004   Lowest contract charge 0.50% Class B (a)        $ 9.36              --              --           --             4.46%
         Highest contract charge 1.70% Class B (a)       $ 9.02              --              --           --             3.20%
         All contract charges                                --           5,125         $46,563         1.09%              --
  2003   Lowest contract charge 0.50% Class B (a)        $ 8.96              --              --           --            56.92%
         Highest contract charge 1.70% Class B (a)       $ 8.74              --              --           --            54.96%
         All contract charges                                --           1,064         $ 9,352         4.93%              --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP Technology (c) (Continued)
------------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)       $  5.71             --               --          --           (44.02)%
         Highest contract charge 1.70% Class B (a)      $  5.64             --               --          --           (44.65)%
         All contract charges                                --            344         $  1,941          --               --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $291.81            266         $ 77,493        1.14%            9.69%
  2005   1.15% Class A                                  $266.03            322         $ 85,655        0.81%            3.36%
  2004   1.15% Class A                                  $257.37            407         $104,744        0.97%           13.09%
  2003   1.15% Class A                                  $227.59            498         $113,310        1.34%           48.21%
  2002   1.15% Class A                                  $153.56            560         $ 85,993        0.05%          (33.94)%

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B          $348.26              --               --          --            10.14%
         Highest contract charges 1.70% Class B         $239.38              --               --          --             8.81%
         All contract charges                                --           1,643         $436,497        1.14%              --
  2005   Lowest contract charges 0.50% Class B          $316.20              --               --          --             3.78%
         Highest contract charges 1.70% Class B         $219.99              --               --          --             2.53%
         All contract charges                                --           2,036         $495,374        0.81%              --
  2004   Lowest contract charges 0.50% Class B          $304.68              --               --          --            13.55%
         Highest contract charges 1.70% Class B         $214.55              --               --          --            12.18%
         All contract charges                                --           2,356         $558,043        0.97%              --
  2003   Lowest contract charges 0.50% Class B          $268.33              --               --          --            48.81%
         Highest contract charges 1.70% Class B         $191.26              --               --          --            47.02%
         All contract charges                                --           2,585         $543,840        1.34%              --
  2002   Lowest contract charges 0.50% Class B          $180.32              --               --          --           (33.67)%
         Highest contract charges 1.70% Class B         $130.09              --               --          --           (34.48)%
         All contract charges                                --           2,775         $395,966        0.05%              --

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $ 36.23           1,157         $ 41,913        1.32%           17.48%
  2005   1.15% Class A                                  $ 30.84           1,397         $ 43,091        0.98%            4.55%
  2004   1.15% Class A                                  $ 29.50           1,692         $ 49,898        1.40%           11.38%
  2003   1.15% Class A                                  $ 26.48           2,039         $ 54,010        1.08%           29.23%
  2002   1.15% Class A                                  $ 20.49           2,361         $ 48,377        1.16%          (21.98)%

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B          $ 38.57              --               --          --            17.95%
         Highest contract charges 1.70% Class B         $ 32.85              --               --          --            16.54%
         All contract charges                                --          10,293         $350,725        1.32%              --
  2005   Lowest contract charges 0.50% Class B          $ 32.70              --               --          --             4.98%
         Highest contract charges 1.70% Class B         $ 28.19              --               --          --             3.71%
         All contract charges                                --          12,570         $366,624        0.98%              --
  2004   Lowest contract charges 0.50% Class B          $ 31.15              --               --          --            11.83%
         Highest contract charges 1.70% Class B         $ 27.18              --               --          --            10.48%
         All contract charges                                --          14,430         $404,887        1.40%              --
  2003   Lowest contract charges 0.50% Class B          $ 27.85              --               --          --            29.80%
         Highest contract charges 1.70% Class B         $ 24.60              --               --          --            28.18%
         All contract charges                                --          16,140         $408,824        1.08%              --
  2002   Lowest contract charges 0.50% Class B          $ 21.46              --               --          --           (21.68)%
         Highest contract charges 1.70% Class B         $ 19.19              --               --          --           (22.60)%
         All contract charges                                --          17,883         $352,335        1.16%              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $20.04               238         $  4,764         3.64%          2.20%
  2005   1.15% Class A                                    $19.61               293         $  5,747         3.15%          0.33%
  2004   1.15% Class A                                    $19.55               354         $  6,917         2.74%          1.02%
  2003   1.15% Class A                                    $19.35               460         $  8,893         3.24%          1.20%
  2002   1.15% Class A                                    $19.12             1,043         $ 19,942         5.01%          7.66%

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $21.69                --               --           --           2.61%
         Highest contract charges 1.70% Class B           $17.92                --               --           --           1.37%
         All contract charges                                 --             5,697         $105,656         3.64%            --
  2005   Lowest contract charges 0.50% Class B            $21.14                --               --           --           0.73%
         Highest contract charges 1.70% Class B           $17.67                --               --           --          (0.48)%
         All contract charges                                 --             7,156         $130,692         3.15%            --
  2004   Lowest contract charges 0.50% Class B            $20.98                --               --           --           1.43%
         Highest contract charges 1.70% Class B           $17.76                --               --           --           0.21%
         All contract charges                                 --             8,965         $164,292         2.74%            --
  2003   Lowest contract charges 0.50% Class B            $20.69                --               --           --           1.61%
         Highest contract charges 1.70% Class B           $17.72                --               --           --           0.41%
         All contract charges                                 --            11,443         $208,796         3.24%            --
  2002   Lowest contract charges 0.50% Class B            $20.36                --               --           --           8.06%
         Highest contract charges 1.70% Class B           $17.65                --               --           --           6.71%
         All contract charges                                 --            15,412         $279,403         5.01%            --

EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $19.35             1,130         $ 21,873         1.39%         22.40%
  2005   1.15% Class A                                    $15.81             1,271         $ 20,101         1.49%         14.25%
  2004   1.15% Class A                                    $13.84             1,509         $ 20,882         1.85%         17.11%
  2003   1.15% Class A                                    $11.82             1,843         $ 21,775         1.80%         33.86%
  2002   1.15% Class A                                    $ 8.83             1,978         $ 17,465           --         (10.90)%

EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $20.38                --               --           --          22.90%
         Highest contract charges 1.70% Class B           $17.67                --               --           --          21.43%
         All contract charges                                 --             9,246         $168,521         1.39%            --
  2005   Lowest contract charges 0.50% Class B            $16.58                --               --           --          14.72%
         Highest contract charges 1.70% Class B           $14.55                --               --           --          13.34%
         All contract charges                                 --            10,144         $151,869         1.49%            --
  2004   Lowest contract charges 0.50% Class B            $14.45                --               --           --          17.58%
         Highest contract charges 1.70% Class B           $12.84                --               --           --          16.17%
         All contract charges                                 --            10,920         $143,903         1.85%            --
  2003   Lowest contract charges 0.50% Class B            $12.29                --               --           --          34.47%
         Highest contract charges 1.70% Class B           $11.05                --               --           --          32.81%
         All contract charges                                 --            11,827         $133,838         1.80%            --
  2002   Lowest contract charges 0.50% Class B            $ 9.14                --               --           --         (10.57)%
         Highest contract charges 1.70% Class B           $ 8.32                --               --           --         (11.59)%
         All contract charges                                 --            11,380         $ 96,673           --             --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 7.47                --               --           --          (1.04)%
         Highest contract charges 1.70% Class B           $ 6.80                --               --           --          (2.23)%
         All contract charges                                 --            11,619         $ 80,589           --             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Large Cap Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charges 0.50% Class B            $ 7.55                --               --           --           14.36%
         Highest contract charges 1.70% Class B           $ 6.96                --               --           --           12.98%
         All contract charges                                 --            14,003         $ 99,105           --              --
  2004   Lowest contract charges 0.50% Class B            $ 6.60                --               --           --            7.84%
         Highest contract charges 1.70% Class B           $ 6.16                --               --           --            6.54%
         All contract charges                                 --            16,193         $101,176           --              --
  2003   Lowest contract charges 0.50% Class B            $ 6.12                --               --           --           22.65%
         Highest contract charges 1.70% Class B           $ 5.78                --               --           --           21.19%
         All contract charges                                 --            19,266         $112,705           --              --
  2002   Lowest contract charges 0.50% Class B            $ 4.99                --               --           --          (31.55)%
         Highest contract charges 1.70% Class B           $ 4.77                --               --           --          (32.35)%
         All contract charges                                 --            21,871         $105,934           --              --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $18.35                --               --           --            3.30%
         Highest contract charges 1.70% Class B (a)       $15.63                --               --           --            2.06%
         All contract charges                                 --             1,222         $ 19,815         3.51%             --
  2005   Lowest contract charges 0.50% Class B (a)        $17.77                --               --           --            1.49%
         Highest contract charges 1.70% Class B (a)       $15.31                --               --           --            0.27%
         All contract charges                                 --             1,582         $ 25,077         3.87%             --
  2004   Lowest contract charges 0.50% Class B (a)        $17.51                --               --           --            3.23%
         Highest contract charges 1.70% Class B (a)       $15.27                --               --           --            1.98%
         All contract charges                                 --             1,526         $ 24,056         3.79%             --
  2003   Lowest contract charges 0.50% Class B (a)        $16.96                --               --           --            3.03%
         Highest contract charges 1.70% Class B (a)       $14.97                --               --           --            1.77%
         All contract charges                                 --             1,523         $ 23,461         2.65%             --
  2002   Lowest contract charges 0.50% Class B (a)        $16.46                --               --           --            5.92%
         Highest contract charges 1.70% Class B (a)       $14.71                --               --           --            4.70%
         All contract charges                                 --             1,469         $ 22,156         7.12%             --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $18.96               304         $  5,774           --            8.01%
  2005   1.15% Class A                                    $17.56               365         $  6,412           --           10.50%
  2004   1.15% Class A                                    $15.89               358         $  5,682           --           12.96%
  2003   1.15% Class A                                    $14.06               402         $  5,658           --           39.62%
  2002   1.15% Class A                                    $10.07               428         $  4,310           --          (30.88)%

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $19.74                --               --           --            8.46%
         Highest contract charges 1.70% Class B           $17.56                --               --           --            7.15%
         All contract charges                                 --             5,379         $ 96,886           --              --
  2005   Lowest contract charges 0.50% Class B            $18.20                --               --           --           10.95%
         Highest contract charges 1.70% Class B           $16.39                --               --           --            9.62%
         All contract charges                                 --             6,419         $107,631           --              --
  2004   Lowest contract charges 0.50% Class B            $16.41                --               --           --           13.41%
         Highest contract charges 1.70% Class B           $14.95                --               --           --           12.05%
         All contract charges                                 --             7,402         $112,923           --              --
  2003   Lowest contract charges 0.50% Class B            $14.47                --               --           --           40.21%
         Highest contract charges 1.70% Class B           $13.34                --               --           --           38.54%
         All contract charges                                 --             8,248         $112,020           --              --
  2002   Lowest contract charges 0.50% Class B            $10.32                --               --           --          (30.55)%
         Highest contract charges 1.70% Class B           $ 9.63                --               --           --          (31.42)%
         All contract charges                                 --             8,515         $ 83,261           --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $19.39                --               --           --           20.78%
         Highest contract charges 1.70% Class B           $17.38                --               --           --           19.33%
         All contract charges                                 --             9,170         $163,663         1.52%             --
  2005   Lowest contract charges 0.50% Class B            $16.05                --               --           --            4.91%
         Highest contract charges 1.70% Class B           $14.57                --               --           --            3.65%
         All contract charges                                 --            10,260         $153,051         1.10%             --
  2004   Lowest contract charges 0.50% Class B            $15.30                --               --           --           12.88%
         Highest contract charges 1.70% Class B           $14.06                --               --           --           11.52%
         All contract charges                                 --            11,146         $159,958         1.32%             --
  2003   Lowest contract charges 0.50% Class B            $13.56                --               --           --           28.17%
         Highest contract charges 1.70% Class B           $12.60                --               --           --           26.51%
         All contract charges                                 --            11,483         $147,389         1.34%             --
  2002   Lowest contract charges 0.50% Class B            $10.58                --               --           --          (14.05)%
         Highest contract charges 1.70% Class B           $ 9.96                --               --           --          (15.09)%
         All contract charges                                 --            11,295         $114,230         1.40%             --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (f)        $11.48                --               --           --           10.61%
         Highest contract charges 1.70% Class B (f)       $11.31                --               --           --            9.28%
         All contract charges                                 --                70         $    802         1.12%             --
  2005   Lowest contract charges 0.50% Class B (f)        $10.38                --               --           --            3.83%
         Highest contract charges 1.70% Class B (f)       $10.35                --               --           --            3.54%
         All contract charges                                 --                23         $    244         0.74%             --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 7.26                --               --           --           15.39%
         Highest contract charges 1.70% Class B (d)       $ 6.59                --               --           --           14.00%
         All contract charges                                 --             2,310         $ 15,572         2.28%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 6.30                --               --           --            5.62%
         Highest contract charges 1.70% Class B (d)       $ 5.78                --               --           --            4.35%
         All contract charges                                 --             2,154         $ 12,697         2.09%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 5.96                --               --           --            9.05%
         Highest contract charges 1.70% Class B (d)       $ 5.54                --               --           --            8.80%
         All contract charges                                 --               266         $  1,503         3.48%             --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 9.63                --               --           --            4.70%
         Highest contract charges 1.70% Class B           $ 8.81                --               --           --            3.45%
         All contract charges                                 --               116         $  1,043           --              --
  2005   Lowest contract charges 0.50% Class B            $ 9.20                --               --           --            8.20%
         Highest contract charges 1.70% Class B           $ 8.51                --               --           --            6.90%
         All contract charges                                 --               130         $  1,125           --              --
  2004   Lowest contract charges 0.50% Class B            $ 8.50                --               --           --            3.07%
         Highest contract charges 1.70% Class B           $ 7.96                --               --           --            1.83%
         All contract charges                                 --               116         $    939           --              --
  2003   Lowest contract charges 0.50% Class B            $ 8.25                --               --           --           27.31%
         Highest contract charges 1.70% Class B           $ 7.82                --               --           --           25.72%
         All contract charges                                 --               113         $    897           --              --
  2002   Lowest contract charges 0.50% Class B            $ 6.48                --               --           --          (26.78)%
         Highest contract charges 1.70% Class B           $ 6.22                --               --           --          (27.68)%
         All contract charges                                 --               105         $    655           --              --


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $14.25               --               --            --            6.87%
         Highest contract charges 1.70% Class B (a)       $12.67               --               --            --            5.58%
         All contract charges                                 --              333          $ 4,309          0.22%             --
  2005   Lowest contract charges 0.50% Class B (a)        $13.33               --               --            --            4.58%
         Highest contract charges 1.70% Class B (a)       $12.00               --               --            --            3.33%
         All contract charges                                 --              179          $ 2,194          0.21%             --
  2004   Lowest contract charges 0.50% Class B (a)        $12.75               --               --            --            5.01%
         Highest contract charges 1.70% Class B (a)       $11.62               --               --            --            3.74%
         All contract charges                                 --               89          $ 1,059          0.48%             --
  2003   Lowest contract charges 0.50% Class B (a)        $12.14               --               --            --           23.38%
         Highest contract charges 1.70% Class B (a)       $11.20               --               --            --           21.87%
         All contract charges                                 --              117          $ 1,335          0.16%             --
  2002   Lowest contract charges 0.50% Class B (a)        $ 9.84               --               --            --          (25.85)%
         Highest contract charges 1.70% Class B (a)       $ 9.19               --               --            --          (26.66)%
         All contract charges                                 --               52          $   489          0.28%             --

EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $15.51               --               --            --           18.65%
         Highest contract charges 1.70% Class B (a)       $14.13               --               --            --           17.22%
         All contract charges                                 --            1,648          $24,157          1.29%             --
  2005   Lowest contract charges 0.50% Class B (a)        $13.07               --               --            --           16.54%
         Highest contract charges 1.70% Class B (a)       $12.06               --               --            --           15.14%
         All contract charges                                 --            1,659          $20,675          1.63%             --
  2004   Lowest contract charges 0.50% Class B (a)        $11.22               --               --            --           13.04%
         Highest contract charges 1.70% Class B (a)       $10.47               --               --            --           11.68%
         All contract charges                                 --            1,331          $14,271          1.70%             --
  2003   Lowest contract charges 0.50% Class B (a)        $ 9.92               --               --            --           31.91%
         Highest contract charges 1.70% Class B (a)       $ 9.38               --               --            --           30.46%
         All contract charges                                 --              807          $ 7,656          1.58%             --
  2002   Lowest contract charges 0.50% Class B (a)        $ 7.52               --               --            --          (14.55)%
         Highest contract charges 1.70% Class B (a)       $ 7.19               --               --            --          (15.61)%
         All contract charges                                 --              348          $ 2,524          2.20%             --

EQ/Capital Guardian Research                                                                                                       -
----------------------------                                                                                                       -
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $13.96               --               --            --           11.50%
         Highest contract charges 1.70% Class B           $12.72               --               --            --           10.16%
         All contract charges                                 --            4,909          $63,987          0.53%             --
  2005   Lowest contract charges 0.50% Class B            $12.52               --               --            --            5.53%
         Highest contract charges 1.70% Class B           $11.55               --               --            --            4.26%
         All contract charges                                 --            5,839          $68,872          0.53%             --
  2004   Lowest contract charges 0.50% Class B            $11.87               --               --            --           10.35%
         Highest contract charges 1.70% Class B           $11.08               --               --            --            9.02%
         All contract charges                                 --            6,765          $76,328          0.61%             --
  2003   Lowest contract charges 0.50% Class B            $10.76               --               --            --           30.90%
         Highest contract charges 1.70% Class B           $10.16               --               --            --           29.26%
         All contract charges                                 --            7,243          $74,735          0.42%             --
  2002   Lowest contract charges 0.50% Class B            $ 8.22               --               --            --          (25.07)%
         Highest contract charges 1.70% Class B           $ 7.86               --               --            --          (25.99)%
         All contract charges                                 --            7,687          $61,160          0.50%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/Capital Guardian U.S. Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $13.44               --                --            --           9.41%
         Highest contract charges 1.70% Class B           $12.24               --                --            --           8.09%
         All contract charges                                 --            3,124          $ 39,055          1.17%            --
  2005   Lowest contract charges 0.50% Class B            $12.28               --                --            --           5.43%
         Highest contract charges 1.70% Class B           $11.33               --                --            --           4.17%
         All contract charges                                 --            3,715          $ 42,838          0.52%            --
  2004   Lowest contract charges 0.50% Class B            $11.65               --                --            --           8.78%
         Highest contract charges 1.70% Class B           $10.87               --                --            --           7.47%
         All contract charges                                 --            4,000          $ 44,150          0.48%            --
  2003   Lowest contract charges 0.50% Class B            $10.71               --                --            --          35.73%
         Highest contract charges 1.70% Class B           $10.12               --                --            --          34.02%
         All contract charges                                 --            3,767          $ 38,585          0.32%            --
  2002   Lowest contract charges 0.50% Class B            $ 7.89               --                --            --         (24.06)%
         Highest contract charges 1.70% Class B           $ 7.55               --                --            --         (24.96)%
         All contract charges                                 --            2,882          $ 21,951          0.51%            --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $11.23               --                --            --           7.42%
         Highest contract charges 1.70% Class B (e)       $11.01               --                --            --           6.13%
         All contract charges                                 --              507          $  5,609          7.68%            --
  2005   Lowest contract charges 0.50% Class B (e)        $10.46               --                --            --           4.56%
         Highest contract charges 1.70% Class B (e)       $10.37               --                --            --           3.72%
         All contract charges                                 --              174          $  1,807         13.63%            --

EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*                                            --                --            --           8.76%
  2006   Lowest contract charges 0.50% Class B (g)        $10.88               --                --            --           8.36%
         Highest contract charges 1.70% Class B (g)       $10.84              136          $  1,478          0.85%            --
         All contract charges                                 --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $33.46               --                --            --          14.52%
         Highest contract charges 1.70% Class B           $28.64               --                --            --          13.14%
         All contract charges                                 --            4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B            $29.22               --                --            --           3.88%
         Highest contract charges 1.70% Class B           $25.31               --                --            --           2.63%
         All contract charges                                 --            5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B            $28.13               --                --            --           9.68%
         Highest contract charges 1.70% Class B           $24.66               --                --            --           8.36%
         All contract charges                                 --            6,511          $165,823          1.38%            --
  2003   Lowest contract charges 0.50% Class B            $25.65               --                --            --          27.21%
         Highest contract charges 1.70% Class B           $22.76               --                --            --          25.68%
         All contract charges                                 --            7,083          $166,206          1.27%            --
  2002   Lowest contract charges 0.50% Class B            $20.16               --                --            --         (22.79)%
         Highest contract charges 1.70% Class B           $18.11               --                --            --         (23.72)%
         All contract charges                                 --            7,353          $136,951          0.91%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (f)        $10.05               --                --            --           2.90%
         Highest contract charges 1.70% Class B (f)       $ 9.90               --                --            --           1.66%
         All contract charges                                 --              306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (f)        $ 9.77               --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (f)       $ 9.74               --                --            --          (2.59)%
         All contract charges                                 --               22               212            --             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                   -------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value        (000's)          (000's)    Income ratio**    Return***
                                                   ----------   -----------------   ----------   --------------    ---------
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $ 9.55            --                 --           --            5.34%
         Highest contract charges 1.70% Class B       $ 8.67            --                 --           --            4.07%
         All contract charges                             --         1,004           $  8,883         2.03%             --
  2005   Lowest contract charges 0.50% Class B        $ 9.07            --                 --           --            3.44%
         Highest contract charges 1.70% Class B       $ 8.33            --                 --           --            2.20%
         All contract charges                             --         1,194           $ 10,128         0.04%             --
  2004   Lowest contract charges 0.50% Class B        $ 8.77            --                 --           --            6.51%
         Highest contract charges 1.70% Class B       $ 8.15            --                 --           --            5.22%
         All contract charges                             --         1,548           $ 12,815         0.31%             --
  2003   Lowest contract charges 0.50% Class B        $ 8.23            --                 --           --           37.40%
         Highest contract charges 1.70% Class B       $ 7.75            --                 --           --           35.94%
         All contract charges                             --         1,184           $  9,300           --              --
  2002   Lowest contract charges 0.50% Class B        $ 5.99            --                 --           --          (24.37)%
         Highest contract charges 1.70% Class B       $ 5.70            --                 --           --          (25.40)%
         All contract charges                             --           834           $  4,799           --              --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $13.58            --                 --           --           10.97%
         Highest contract charges 1.70% Class B       $12.57            --                 --           --            9.63%
         All contract charges                             --         5,941           $ 76,031         3.07%             --
  2005   Lowest contract charges 0.50% Class B        $12.23            --                 --           --            5.84%
         Highest contract charges 1.70% Class B       $11.47            --                 --           --            4.56%
         All contract charges                             --         7,030           $ 81,842         7.23%             --
  2004   Lowest contract charges 0.50% Class B        $11.56            --                 --           --           15.45%
         Highest contract charges 1.70% Class B       $10.97            --                 --           --           14.06%
         All contract charges                             --         7,409           $ 82,301         2.25%             --
  2003   Lowest contract charges 0.50% Class B        $10.01            --                 --           --           42.80%
         Highest contract charges 1.70% Class B       $ 9.62            --                 --           --           41.26%
         All contract charges                             --         7,550           $ 73,326           --              --
  2002   Lowest contract charges 0.50% Class B        $ 7.01            --                 --           --          (18.87)%
         Highest contract charges 1.70% Class B       $ 6.81            --                 --           --          (19.89)%
         All contract charges                             --         6,335           $ 43,450         0.02%             --

EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $19.07            --                 --           --           11.92%
         Highest contract charges 1.70% Class B       $16.96            --                 --           --           10.58%
         All contract charges                             --         8,495           $148,186         0.29%             --
  2005   Lowest contract charges 0.50% Class B        $17.04            --                 --           --           10.77%
         Highest contract charges 1.70% Class B       $15.34            --                 --           --            9.44%
         All contract charges                             --        10,049            158,052         4.50%             --
  2004   Lowest contract charges 0.50% Class B        $15.38            --                 --           --           17.26%
         Highest contract charges 1.70% Class B       $14.02            --                 --           --           15.84%
         All contract charges                             --        11,078           $158,871         2.52%             --
  2003   Lowest contract charges 0.50% Class B        $13.12            --                 --           --           32.65%
         Highest contract charges 1.70% Class B       $12.10            --                 --           --           30.94%
         All contract charges                             --        12,192           $150,515         0.37%             --
  2002   Lowest contract charges 0.50% Class B        $ 9.89            --                 --           --          (15.18)%
         Highest contract charges 1.70% Class B       $ 9.24            --                 --           --          (16.15)%
         All contract charges                             --        12,999           $122,134         0.57%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)        $10.46            --                 --           --           4.56%
         Highest contract charges 1.70% Class B (g)       $10.42            --                 --           --           4.17%
         All contract charges                                 --           619            $ 6,457         2.46%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*                           --
  2006   Lowest contract charges 0.50% Class B (g)        $10.85            --                 --           --           8.50%
         Highest contract charges 1.70% Class B (g)       $10.81            --                 --           --           8.10%
         All contract charges                                 --            34            $   364         0.62%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $11.79            --                 --           --          11.65%
         Highest contract charges 1.70% Class B (f)       $11.56            --                 --           --          10.30%
         All contract charges                                 --           780            $ 9,122         5.06%            --
  2005   Lowest contract charges 0.50% Class B (f)        $10.56            --                 --           --           5.64%
         Highest contract charges 1.70% Class B (f)       $10.48            --                 --           --           4.79%
         All contract charges                                 --           538            $ 5,667         4.29%            --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $32.21            --                 --           --          18.24%
         Highest contract charges 1.70% Class B (d)       $25.76            --                 --           --          16.82%
         All contract charges                                 --           536            $14,549         1.45%            --
  2005   Lowest contract charges 0.50% Class B (d)        $27.24            --                 --           --           3.80%
         Highest contract charges 1.70% Class B (d)       $22.05            --                 --           --           2.55%
         All contract charges                                 --           474             10,971         0.90%            --
  2004   Lowest contract charges 0.50% Class B (d)        $26.24            --                 --           --          13.51%
         Highest contract charges 1.70% Class B (d)       $21.50            --                 --           --          13.26%
         All contract charges                                 --           102            $ 2,292         0.44%            --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $14.46            --                 --           --          25.01%
         Highest contract charges 1.70% Class B (f)       $14.17            --                 --           --          23.51%
         All contract charges                                 --           186            $ 2,650         1.17%            --
  2005   Lowest contract charges 0.50% Class B (f)        $11.56            --                 --           --          15.64%
         Highest contract charges 1.70% Class B (f)       $11.47            --                 --           --          14.72%
         All contract charges                                 --            54            $   615         2.36%            --

EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 6.72            --                 --           --           0.68%
         Highest contract charges 1.70% Class B           $ 6.22            --                 --           --          (0.53)%
         All contract charges                                 --         2,946            $18,558           --             --
  2005   Lowest contract charges 0.50% Class B            $ 6.67            --                 --           --           6.75%
         Highest contract charges 1.70% Class B           $ 6.26            --                 --           --           5.47%
         All contract charges                                 --         3,465            $21,903           --             --
  2004   Lowest contract charges 0.50% Class B            $ 6.25            --                 --           --          11.59%
         Highest contract charges 1.70% Class B           $ 5.93            --                 --           --          10.24%
         All contract charges                                 --         3,682            $22,024         0.24%            --
  2003   Lowest contract charges 0.50% Class B            $ 5.60            --                 --           --          25.28%
         Highest contract charges 1.70% Class B           $ 5.38            --                 --           --          23.70%
         All contract charges                                 --         4,238            $22,937           --             --
  2002   Lowest contract charges 0.50% Class B            $ 4.47            --                 --           --         (30.70)%
         Highest contract charges 1.70% Class B           $ 4.35            --                 --           --         (31.50)%
         All contract charges                                 --         4,684            $20,463           --             --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $15.48            --                 --           --            3.54%
         Highest contract charges 1.70% Class B (a)       $13.88            --                 --           --            2.30%
         All contract charges                                 --         4,203            $59,758         4.27%             --
  2005   Lowest contract charges 0.50% Class B (a)        $14.95            --                 --           --            1.71%
         Highest contract charges 1.70% Class B (a)       $13.57            --                 --           --            0.48%
         All contract charges                                 --         4,274            $59,245         3.61%             --
  2004   Lowest contract charges 0.50% Class B (a)        $14.70            --                 --           --            3.58%
         Highest contract charges 1.70% Class B (a)       $13.50            --                 --           --            2.33%
         All contract charges                                 --         3,575            $49,206         4.03%             --
  2003   Lowest contract charges 0.50% Class B (a)        $14.19            --                 --           --            2.84%
         Highest contract charges 1.70% Class B (a)       $13.20            --                 --           --            1.62%
         All contract charges                                 --         3,606            $48,363         3.08%             --
  2002   Lowest contract charges 0.50% Class B (a)        $13.80            --                 --           --            7.56%
         Highest contract charges 1.70% Class B (a)       $12.99            --                 --           --            6.30%
         All contract charges                                 --         3,470            $45,666         9.56%             --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $17.46            --                 --           --           19.78%
         Highest contract charges 1.70% Class B           $15.53            --                 --           --           18.34%
         All contract charges                                 --         2,331            $37,428         4.25%             --
  2005   Lowest contract charges 0.50% Class B            $14.58            --                 --           --            3.41%
         Highest contract charges 1.70% Class B           $13.12            --                 --           --            2.16%
         All contract charges                                 --         2,671            $36,117         1.45%             --
  2004   Lowest contract charges 0.50% Class B            $14.10            --                 --           --           10.33%
         Highest contract charges 1.70% Class B           $12.84            --                 --           --            9.00%
         All contract charges                                 --         3,179            $41,949         1.24%             --
  2003   Lowest contract charges 0.50% Class B            $12.78            --                 --           --           26.16%
         Highest contract charges 1.70% Class B           $11.78            --                 --           --           24.66%
         All contract charges                                 --         3,611            $43,576         1.33%             --
  2002   Lowest contract charges 0.50% Class B            $10.13            --                 --           --          (19.41)%
         Highest contract charges 1.70% Class B           $ 9.45            --                 --           --          (20.46)%
         All contract charges                                 --         3,936            $37,988         1.31%             --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $11.33            --                 --           --            6.30%
         Highest contract charges 1.70% Class B (f)       $11.17            --                 --           --            5.02%
         All contract charges                                 --           320            $ 3,608         0.05%             --
  2005   Lowest contract charges 0.50% Class B (f)        $10.66            --                 --           --            6.62%
         Highest contract charges 1.70% Class B (f)       $10.63            --                 --           --            6.31%
         All contract charges                                 --            61            $   650         0.15%             --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $10.19             --                 --           --            1.31%
         Highest contract charges 1.70% Class B (e)       $ 9.98             --                 --           --            0.10%
         All contract charges                                 --            378            $ 3,792         3.95%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.06             --                 --           --            0.56%
         Highest contract charges 1.70% Class B (e)       $ 9.98             --                 --           --           (0.25)%
         All contract charges                                 --            326            $ 3,255         4.20%             --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.43             --                 --           --           16.63%
         Highest contract charges 1.70% Class B (e)       $12.18             --                 --           --           15.22%
         All contract charges                                 --            382            $ 4,671         1.57%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2005   Lowest contract charges 0.50% Class B (e)        $10.66             --                 --          --            6.59%
         Highest contract charges 1.70% Class B (e)       $10.57             --                 --          --            5.73%
         All contract charges                                 --             73           $    774        1.34%             --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $11.91             --                 --          --           12.13%
         Highest contract charges 1.70% Class B (e)       $11.67             --                 --          --           10.78%
         All contract charges                                 --            111           $  1,303        1.28%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.62             --                 --          --            6.21%
         Highest contract charges 1.70% Class B (e)       $10.54             --                 --          --            5.40%
         All contract charges                                 --             58           $    615        0.89%             --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.54             --                 --          --           11.87%
         Highest contract charges 1.70% Class B (e)       $12.29             --                 --          --           10.52%
         All contract charges                                 --            592           $  7,315        1.10%             --
  2005   Lowest contract charges 0.50% Class B (e)        $11.21             --                 --          --           12.11%
         Highest contract charges 1.70% Class B (e)       $11.12             --                 --          --           11.22%
         All contract charges                                 --            682           $  7,598        1.53%             --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $17.20             --                 --          --            8.78%
         Highest contract charges 1.70% Class B           $16.13             --                 --          --            7.47%
         All contract charges                                 --          4,481           $ 73,378        0.72%             --
  2005   Lowest contract charges 0.50% Class B            $15.82             --                 --          --           10.15%
         Highest contract charges 1.70% Class B           $15.01             --                 --          --            8.83%
         All contract charges                                 --          4,494           $ 68,290          --              --
  2004   Lowest contract charges 0.50% Class B            $14.36             --                 --          --            9.96%
         Highest contract charges 1.70% Class B           $13.79             --                 --          --            8.63%
         All contract charges                                 --          4,111           $ 57,243          --              --
  2003   Lowest contract charges 0.50% Class B            $13.06             --                 --          --           30.45%
         Highest contract charges 1.70% Class B           $12.69             --                 --          --           28.83%
         All contract charges                                 --          4,335           $ 55,413          --              --
  2002   Lowest contract charges 0.50% Class B            $10.01             --                 --          --          (11.96)%
         Highest contract charges 1.70% Class B           $ 9.85             --                 --          --          (13.06)%
         All contract charges                                 --          2,259           $ 22,327        0.07%             --

EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $26.27             --                 --          --           20.31%
         Highest contract charges 1.70% Class B           $23.37             --                 --          --           18.86%
         All contract charges                                 --          6,279           $150,983        2.67%             --
  2005   Lowest contract charges 0.50% Class B            $21.84             --                 --          --            2.44%
         Highest contract charges 1.70% Class B           $19.66             --                 --          --            1.20%
         All contract charges                                 --          7,616           $153,657        1.30%             --
  2004   Lowest contract charges 0.50% Class B            $21.32             --                 --          --           10.02%
         Highest contract charges 1.70% Class B           $19.43             --                 --          --            8.69%
         All contract charges                                 --          9,215           $183,445        2.05%             --
  2003   Lowest contract charges 0.50% Class B            $19.38             --                 --          --           30.58%
         Highest contract charges 1.70% Class B           $17.87             --                 --          --           28.95%
         All contract charges                                 --          9,649           $176,210        0.52%             --
  2002   Lowest contract charges 0.50% Class B            $14.84             --                 --          --          (17.09)%
         Highest contract charges 1.70% Class B           $13.86             --                 --          --          (18.08)%
         All contract charges                                 --         10,203           $143,976        1.11%             --


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Mercury International Value
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $24.88             --                 --           --           25.06%
         Highest contract charges 1.70% Class B (a)       $22.13             --                 --           --           23.55%
         All contract charges                                 --          3,753           $ 85,502         3.41%             --
  2005   Lowest contract charges 0.50% Class B (a)        $19.90             --                 --           --           10.28%
         Highest contract charges 1.70% Class B (a)       $17.91             --                 --           --            8.96%
         All contract charges                                 --          3,839           $ 70,590         1.73%             --
  2004   Lowest contract charges 0.50% Class B (a)        $18.04             --                 --           --           21.04%
         Highest contract charges 1.70% Class B (a)       $16.44             --                 --           --           19.58%
         All contract charges                                 --          3,618           $ 60,866         1.58%             --
  2003   Lowest contract charges 0.50% Class B (a)        $14.90             --                 --           --           27.35%
         Highest contract charges 1.70% Class B (a)       $13.75             --                 --           --           25.92%
         All contract charges                                 --          3,627           $ 50,907         2.27%             --
  2002   Lowest contract charges 0.50% Class B (a)        $11.70             --                 --           --          (15.83)%
         Highest contract charges 1.70% Class B (a)       $10.92             --                 --           --          (16.83)%
         All contract charges                                 --          3,783           $ 42,071         0.97%             --

EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $16.39             --                 --           --            7.24%
         Highest contract charges 1.70% Class B           $14.58             --                 --           --            5.95%
         All contract charges                                 --          5,886           $ 88,476           --              --
  2005   Lowest contract charges 0.50% Class B            $15.29             --                 --           --            8.48%
         Highest contract charges 1.70% Class B           $13.76             --                 --           --            7.18%
         All contract charges                                 --          7,269           $102,815           --              --
  2004   Lowest contract charges 0.50% Class B            $14.09             --                 --           --           12.06%
         Highest contract charges 1.70% Class B           $12.84             --                 --           --           10.71%
         All contract charges                                 --          8,819           $116,063           --              --
  2003   Lowest contract charges 0.50% Class B            $12.58             --                 --           --           28.76%
         Highest contract charges 1.70% Class B           $11.60             --                 --           --           27.17%
         All contract charges                                 --         10,270           $121,717           --              --
  2002   Lowest contract charges 0.50% Class B            $ 9.77             --                 --           --          (34.70)%
         Highest contract charges 1.70% Class B           $ 9.12             --                 --           --          (35.46)%
         All contract charges                                 --         11,520           $107,073           --              --

EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $11.33             --                 --           --           12.38%
         Highest contract charges 1.70% Class B           $10.28             --                 --           --           11.03%
         All contract charges                                 --          1,207           $ 12,655         0.80%             --
  2005   Lowest contract charges 0.50% Class B            $10.08             --                 --           --            6.66%
         Highest contract charges 1.70% Class B           $ 9.26             --                 --           --            5.38%
         All contract charges                                 --          1,491             14,051         0.48%             --
  2004   Lowest contract charges 0.50% Class B            $ 9.45             --                 --           --           10.84%
         Highest contract charges 1.70% Class B           $ 8.79             --                 --           --            9.51%
         All contract charges                                 --          1,772           $ 15,816         0.55%             --
  2003   Lowest contract charges 0.50% Class B            $ 8.53             --                 --           --           21.51%
         Highest contract charges 1.70% Class B           $ 8.03             --                 --           --           20.03%
         All contract charges                                 --          1,959           $ 15,936         0.61%             --
  2002   Lowest contract charges 0.50% Class B            $ 7.02             --                 --           --          (21.48)%
         Highest contract charges 1.70% Class B           $ 6.69             --                 --           --          (22.39)%
         All contract charges                                 --          2,068           $ 13,976         0.52%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market
---------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $ 31.67             262          $  8,297          4.46%          3.53%
  2005   1.15% Class A                                  $ 30.59             238          $  7,289          2.56%          1.70%
  2004   1.15% Class A                                  $ 30.08             344          $ 10,358          0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12             444          $ 13,368          0.56%         (0.34)%
  2002   1.15% Class A                                  $ 30.22             863          $ 26,080          1.15%          0.33%
EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --
  2003   Lowest contract charges 0.00% Class B          $ 38.46              --                --            --           0.56%
         Highest contract charges 1.70% Class B         $ 26.17              --                --            --          (1.14)%
         All contract charges                                --           5,810          $160,985          0.54%            --
  2002   Lowest contract charges 0.00% Class B          $ 38.24              --                --            --           1.24%
         Highest contract charges 1.70% Class B         $ 26.47              --                --            --          (0.48)%
         All contract charges                                --           8,542          $238,649          1.15%            --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (d)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (d)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (d)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (d)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (d)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (g)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (g)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 10.96              --                --            --           9.61%
         Highest contract charges 1.70% Class B (g)     $ 10.92              --                --            --           9.20%
         All contract charges                                --              29          $    322          1.99%            --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 11.13              --                --            --          11.28%
         Highest contract charges 1.70% Class B (g)     $ 11.09              --                --            --          10.86%
         All contract charges                                --              36          $    400          1.49%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%                                          --                 --           --           (0.11)%
  2006   Lowest contract charges 0.50% Class B (e)        $ 9.98            --                 --           --           (1.31)%
         Highest contract charges 1.70% Class B (e)       $ 9.78         1,072            $10,531         4.50%             --
         All contract charges                                 --            --                 --           --           (0.09)%
  2005   Lowest contract charges 0.50% Class B (e)        $ 9.99            --                 --           --           (0.89)%
         Highest contract charges 1.70% Class B (e)       $ 9.91           782            $ 7,766         5.60%             --
         All contract charges                                 --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $10.38            --                 --           --            3.44%
         Highest contract charges 1.70% Class B (e)       $10.17            --                 --           --            2.20%
         All contract charges                                 --           504            $ 5,152         3.61%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.04            --                 --           --            0.36%
         Highest contract charges 1.70% Class B (e)       $ 9.96            --                 --           --           (0.44)%
         All contract charges                                 --           229            $ 2,289         2.01%             --

EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $21.25             --                 --           --           15.53%
         Highest contract charges 1.70% Class B (a)       $19.05             --                 --           --           14.14%
         All contract charges                                 --          2,245            $43,882         5.12%             --
  2005   Lowest contract charges 0.50% Class B (a)        $18.39             --                 --           --            4.16%
         Highest contract charges 1.70% Class B (a)       $16.69             --                 --           --            2.91%
         All contract charges                                 --          2,709            $46,249         4.27%             --
  2004   Lowest contract charges 0.50% Class B (a)        $17.65             --                 --           --           16.52%
         Highest contract charges 1.70% Class B (a)       $16.22             --                 --           --           15.12%
         All contract charges                                 --          2,865            $47,417         5.86%             --
  2003   Lowest contract charges 0.50% Class B (a)        $15.15             --                 --           --           36.75%
         Highest contract charges 1.70% Class B (a)       $14.09             --                 --           --           35.07%
         All contract charges                                 --          2,435            $34,939         0.99%             --
  2002   Lowest contract charges 0.50% Class B (a)        $11.08             --                 --           --          (14.04)%
         Highest contract charges 1.70% Class B (a)       $10.43             --                 --           --          (15.00)%
         All contract charges                                 --          1,821            $19,297         0.98%             --

EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 9.42              --                 --           --            9.66%
         Highest contract charges 1.70% Class B (d)       $ 8.54              --                 --           --            8.34%
         All contract charges                                 --             734            $ 6,421         1.54%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 8.59              --                 --           --            6.95%
         Highest contract charges 1.70% Class B (d)       $ 7.89              --                 --           --            5.67%
         All contract charges                                 --             441            $ 3,552         3.12%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 8.04              --                 --           --           14.09%
         Highest contract charges 1.70% Class B (d)       $ 7.46              --                 --           --           13.83%
         All contract charges                                 --             123            $   937           --              --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $18.52              --                 --           --           17.12%
         Highest contract charges 1.70% Class B           $16.60              --                 --           --           15.71%
         All contract charges                                 --           2,142            $36,481         1.21%             --
  2005   Lowest contract charges 0.50% Class B            $15.81              --                 --           --            3.74%
         Highest contract charges 1.70% Class B           $14.35              --                 --           --            2.49%
         All contract charges                                 --           2,338            $34,342         1.07%             --
  2004   Lowest contract charges 0.50% Class B            $15.24              --                 --           --           17.08%
         Highest contract charges 1.70% Class B           $14.00              --                 --           --           15.67%
         All contract charges                                 --           2,744            $39,236         2.29%             --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Small Company Index (Continued)
----------------------------------
  2003   Lowest contract charges 0.50% Class B            $13.02            --                --            --           45.15%
         Highest contract charges 1.70% Class B           $12.10            --                --            --           43.36%
         All contract charges                                 --         2,615          $ 32,226          0.31%             --
  2002   Lowest contract charges 0.50% Class B            $ 8.97            --                --            --          (21.32)%
         Highest contract charges 1.70% Class B           $ 8.44            --                --            --          (22.29)%
         All contract charges                                 --         2,065          $ 17,685          0.55%             --

EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $19.34            --                --            --           (4.49)%
         Highest contract charges 1.70% Class B (d)       $15.46            --                --            --           (5.64)%
         All contract charges                                 --           100          $  1,627            --              --
  2005   Lowest contract charges 0.50% Class B (d)        $20.25            --                --            --            3.47%
         Highest contract charges 1.70% Class B (d)       $16.39            --                --            --            2.22%
         All contract charges                                 --           113          $  1,942            --              --
  2004   Lowest contract charges 0.50% Class B (d)        $19.57            --                --            --           12.32%
         Highest contract charges 1.70% Class B (d)       $16.03            --                --            --           12.07%
         All contract charges                                 --            21          $    359            --              --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)        $10.79            --                --            --            7.86%
         Highest contract charges 1.70% Class B (g)       $10.75            --                --            --            7.46%
         All contract charges                                 --           148          $  1,593          0.35%             --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 6.70            --                --            --           13.58%
         Highest contract charges 1.70% Class B (d)       $ 6.07            --                --            --           12.22%
         All contract charges                                 --           567          $  3,532          0.85%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 5.90            --                --            --            8.46%
         Highest contract charges 1.70% Class B (d)       $ 5.41            --                --            --            7.16%
         All contract charges                                 --           371          $  2,058          1.67%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 5.44            --                --            --           11.67%
         Highest contract charges 1.70% Class B (d)       $ 5.05            --                --            --           11.43%
         All contract charges                                 --            20          $    106          4.29%             --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.10            --                --            --           15.33%
         Highest contract charges 1.70% Class B (e)       $11.85            --                --            --           13.94%
         All contract charges                                 --         1,041          $ 12,470          2.74%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.49            --                --            --            4.88%
         Highest contract charges 1.70% Class B (e)       $10.40            --                --            --            4.04%
         All contract charges                                 --           714          $  7,466          1.83%             --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $20.43            --                --            --           36.37%
         Highest contract charges 1.70% Class B           $18.23            --                --            --           34.73%
         All contract charges                                 --         5,635          $105,586          0.40%             --
  2005   Lowest contract charges 0.50% Class B            $14.98            --                --            --           32.12%
         Highest contract charges 1.70% Class B           $13.53            --                --            --           30.53%
         All contract charges                                 --         5,750          $ 79,754          0.56%             --
  2004   Lowest contract charges 0.50% Class B            $11.34            --                --            --           23.06%
         Highest contract charges 1.70% Class B           $10.37            --                --            --           21.58%
         All contract charges                                 --         5,252          $ 55,642          0.66%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2006

6. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Van Kampen Emerging Markets Equity (Continued)
--------------------------------------------------------------------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B            $ 9.21            --                --            --           55.05%
         Highest contract charges 1.70% Class B           $ 8.53            --                --            --           53.42%
         All contract charges                                 --         5,023           $43,647          0.80%             --
  2002   Lowest contract charges 0.50% Class B            $ 5.94            --                --            --           (6.31)%
         Highest contract charges 1.70% Class B           $ 5.56            --                --            --           (7.65)%
         All contract charges                                 --         5,016           $28,360            --              --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $13.53            --                --            --            8.71%
         Highest contract charges 1.70% Class B (e)       $13.26            --                --            --            7.40%
         All contract charges                                 --           196           $ 2,607          0.34%             --
  2005   Lowest contract charges 0.50% Class B (e)        $12.44            --                --            --           24.44%
         Highest contract charges 1.70% Class B (e)       $12.34            --                --            --           23.44%
         All contract charges                                 --           168           $ 2,077            --              --
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.50% to 1.60%
  2006   Lowest contract charges 0.50% Class B (e)        $14.49            --                --            --           21.03%
         Highest contract charges 1.60% Class B (e)       $14.22            --                --            --           19.66%
         All contract charges                                 --           343           $ 4,889          4.18%             --
  2005   Lowest contract charges 0.50% Class B (e)        $11.97            --                --            --           19.72%
         Highest contract charges 1.60% Class B (e)       $11.88            --                --            --           18.80%
         Total contract charges                               --            24           $   285         13.95%             --

----------
(a) Units were made available on January 14, 2002.
(b) Units were made available for sale on February 13, 2004.
(c) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004.
(d) Units were made available for sale on October 25, 2004.
(e) Units were made available for sale on May 9, 2005.
(f) Units were made available for sale on October 17,2005.
(g) Units were made available for sale on September 18,2006.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2006.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2006.......   FSA-34
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2006 and 2005........................................   FSA-46
   Notes to Financial Statements.......................................   FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2006 and 2005.............      F-2
   Consolidated Statements of Earnings, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2006, 2005 and 2004..............      F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-5
   Notes to Consolidated Financial Statements..........................      F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-
                                                               Allocation        Allocation       Plus Allocation
                                                           ----------------- ------------------ -------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,473,858,371      $304,692,737        $744,176,668
Receivable for The Trusts shares sold ....................              --                --                  --
Receivable for policy-related transactions ...............         764,497           714,654             233,458
                                                            --------------      ------------        ------------
  Total assets ...........................................   1,474,622,868       305,407,391         744,410,126
                                                            --------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..................         764,497           714,655             233,458
Payable for policy-related transactions ..................              --                --                  --
                                                            --------------      ------------        ------------
  Total liabilities ......................................         764,497           714,655             233,458
                                                            --------------      ------------        ------------
Net Assets ...............................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Accumulation Units .......................................   1,472,607,078       304,681,015         744,034,667
Retained by AXA Equitable in Separate Account No. 49 .....       1,251,293            11,721             142,001
                                                            --------------      ------------        ------------
Total net assets .........................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Investments in shares of The Trusts, at cost .............  $1,335,536,727      $303,805,149        $724,975,869
The Trusts shares held
 Class A .................................................              --                --                  --
 Class B .................................................     100,195,125        28,039,290          64,100,230



                                                              AXA Moderate   AXA Moderate-   AXA Premier VIP    AXA Premier VIP
                                                               Allocation   Plus Allocation Aggressive Equity      Core Bond
                                                           ---------------- --------------- -----------------  -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
Receivable for The Trusts shares sold ....................              --              --          196,027            126,181
Receivable for policy-related transactions ...............       3,966,614      12,834,318               --                 --
                                                            --------------  --------------     ------------       ------------
  Total assets ...........................................   4,215,289,918   6,199,859,232      139,528,480        651,349,994
                                                            --------------  --------------     ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       3,966,614      12,834,318               --                 --
Payable for policy-related transactions ..................              --              --          196,027            126,181
                                                            --------------  --------------     ------------       ------------
  Total liabilities ......................................       3,966,614      12,834,318          196,027            126,181
                                                            --------------  --------------     ------------       ------------
Net Assets ...............................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Accumulation Units .......................................   4,210,725,889   6,186,803,713      139,295,500        651,206,420
Retained by AXA Equitable in Separate Account No. 49 .....         597,415         221,201           36,953             17,393
                                                            --------------  --------------     ------------       ------------
Total net assets .........................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Investments in shares of The Trusts, at cost .............  $3,882,555,143  $5,674,504,196     $130,978,813       $663,021,689
The Trusts shares held
 Class A .................................................              --              --               --                 --
 Class B .................................................     250,056,792     445,401,052        4,917,440         63,869,649


-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                           AXA Premier VIP
                                                       AXA Premier VIP   AXA Premier VIP    International
                                                         Health Care        High Yield         Equity
                                                      ----------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $290,868,156      $935,825,123     $568,599,254
Receivable for The Trusts shares sold ...............          95,613                --               --
Receivable for policy-related transactions ..........              --           698,878           95,460
                                                         ------------      ------------     ------------
  Total assets ......................................     290,963,769       936,524,001      568,694,714
                                                         ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased .............              --           698,878           95,461
Payable for policy-related transactions .............          95,614                --               --
                                                         ------------      ------------     ------------
  Total liabilities .................................          95,614           698,878           95,461
                                                         ------------      ------------     ------------
Net Assets ..........................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Accumulation Units ..................................     290,817,967       935,762,475      568,482,079
Retained by AXA Equitable in Separate Account No. 49           50,188            62,648          117,174
                                                         ------------      ------------     ------------
Total net assets ....................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Investments in shares of The Trusts, at cost ........    $280,667,804      $961,668,904     $471,954,227
The Trusts shares held
 Class A ............................................              --                --               --
 Class B ............................................      26,727,942       167,810,105       36,550,515



                                                       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                          Large Cap         Large Cap         Large Cap          Mid Cap
                                                         Core Equity          Growth            Value             Growth
                                                      ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $173,390,316      $307,019,814      $578,083,463      $410,738,703
Receivable for The Trusts shares sold ...............              --                --            31,970           194,985
Receivable for policy-related transactions ..........         108,478            59,652                --                --
                                                         ------------      ------------      ------------      ------------
  Total assets ......................................     173,498,794       307,079,466       578,115,433       410,933,688
                                                         ------------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased .............         108,477            59,652                --                --
Payable for policy-related transactions .............              --                --            31,970           194,985
                                                         ------------      ------------      ------------      ------------
  Total liabilities .................................         108,477            59,652            31,970           194,985
                                                         ------------      ------------      ------------      ------------
Net Assets ..........................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Accumulation Units ..................................     173,296,750       306,984,232       577,966,294       410,675,926
Retained by AXA Equitable in Separate Account No. 49           93,567            35,582           117,169            62,777
                                                         ------------      ------------      ------------      ------------
Total net assets ....................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Investments in shares of The Trusts, at cost ........    $146,203,369      $285,414,341      $496,585,434      $406,408,217
The Trusts shares held
 Class A ............................................              --                --                --                --
 Class B ............................................      14,496,800        31,237,284        45,061,732        46,147,133

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             AXA Premier     AXA Premier
                                                               VIP Mid           VIP
                                                              Cap Value       Technology
                                                           --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $438,540,180    $271,319,867
Receivable for The Trusts shares sold ....................            --         198,429
Receivable for policy-related transactions ...............       209,056              --
                                                            ------------    ------------
  Total assets ...........................................   438,749,236     271,518,296
                                                            ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       209,056              --
Payable for policy-related transactions ..................            --         198,799
                                                            ------------    ------------
  Total liabilities ......................................       209,056         198,799
                                                            ------------    ------------
Net Assets ...............................................  $438,540,180    $271,319,497
                                                            ============    ============
Accumulation Units .......................................   438,436,676     271,064,192
Retained by AXA Equitable in Separate Account No. 49 .....       103,504         255,305
                                                            ------------    ------------
Total net assets .........................................  $438,540,180    $271,319,497
                                                            ============    ============
Investments in shares of The Trusts, at cost .............  $452,798,128    $231,407,389
The Trusts shares held
 Class A .................................................            --              --
 Class B .................................................    44,424,697      24,715,718



                                                                                                          EQ/AllianceBernstein
                                                                                   EQ/AllianceBernstein       Intermediate
                                                            EQ/AllianceBernstein          Growth               Government
                                                                Common Stock            and Income             Securities
                                                           ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,355,475,853          $895,201,321           $295,939,226
Receivable for The Trusts shares sold ....................            412,983                    --                317,505
Receivable for policy-related transactions ...............                 --               116,763                     --
                                                               --------------          ------------           ------------
  Total assets ...........................................      1,355,888,836           895,318,084            296,256,731
                                                               --------------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................                 --               116,763                     --
Payable for policy-related transactions ..................            412,983                    --                317,504
                                                               --------------          ------------           ------------
  Total liabilities ......................................            412,983               116,763                317,504
                                                               --------------          ------------           ------------
Net Assets ...............................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Accumulation Units .......................................      1,355,393,111           895,138,913            295,751,399
Retained by AXA Equitable in Separate Account No. 49 .....             82,742                62,408                187,828
                                                               --------------          ------------           ------------
Total net assets .........................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Investments in shares of The Trusts, at cost .............     $1,220,167,855          $744,747,020           $311,688,271
The Trusts shares held
 Class A .................................................                 --                    --                     --
 Class B .................................................         68,857,030            43,249,660             30,779,824



                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Large Cap
                                                                International             Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $919,513,420           $384,427,151
Receivable for The Trusts shares sold ....................                --                293,896
Receivable for policy-related transactions ...............           541,653                     --
                                                                ------------           ------------
  Total assets ...........................................       920,055,073            384,721,047
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................           541,654                     --
Payable for policy-related transactions ..................                --                293,896
                                                                ------------           ------------
  Total liabilities ......................................           541,654                293,896
                                                                ------------           ------------
Net Assets ...............................................      $919,513,419           $384,427,151
                                                                ============           ============
Accumulation Units .......................................       919,120,394            384,362,829
Retained by AXA Equitable in Separate Account No. 49 .....           393,025                 64,322
                                                                ------------           ------------
Total net assets .........................................      $919,513,419           $384,427,151
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $749,705,877           $360,205,681
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        64,675,500             50,036,620

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Small Cap
                                                                Quality Bond              Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $371,462,789           $479,869,596
Receivable for The Trusts shares sold ....................                --                 62,697
Receivable for policy-related transactions ...............             4,427                     --
                                                                ------------           ------------
  Total assets ...........................................       371,467,216            479,932,293
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................             4,427                     --
Payable for policy-related transactions ..................                --                 62,697
                                                                ------------           ------------
  Total liabilities ......................................             4,427                 62,697
                                                                ------------           ------------
Net Assets ...............................................      $371,462,789           $479,869,596
                                                                ============           ============
Accumulation Units .......................................       371,451,487            479,582,674
Retained by AXA Equitable in Separate Account No. 49 .....            11,302                286,922
                                                                ------------           ------------
Total net assets .........................................      $371,462,789           $479,869,596
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $381,451,986           $418,855,343
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        37,356,226             30,086,917



                                                                                                     EQ/AXA Rosenberg
                                                            EQ/AllianceBernstein       EQ/Ariel         Value Long/
                                                                    Value          Appreciation II     Short Equity
                                                           ---------------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,850,736,490        $34,439,246       $142,304,794
Receivable for The Trusts shares sold ....................                 --                 --                 --
Receivable for policy-related transactions ...............            864,434             32,916             24,754
                                                               --------------        -----------       ------------
  Total assets ...........................................      1,851,600,924         34,472,162        142,329,548
                                                               --------------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................            864,433             32,915             24,754
Payable for policy-related transactions ..................                 --                 --                 --
                                                               --------------        -----------       ------------
  Total liabilities ......................................            864,433             32,915             24,754
                                                               --------------        -----------       ------------
Net Assets ...............................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Accumulation Units .......................................      1,850,638,239         31,029,609        142,226,357
Retained by AXA Equitable in Separate Account No. 49 .....             98,252          3,409,638             78,437
                                                               --------------        -----------       ------------
Total net assets .........................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Investments in shares of The Trusts, at cost .............     $1,491,504,810        $31,820,633       $146,178,290
The Trusts shares held
 Class A .................................................                 --                 --                 --
 Class B .................................................        113,014,858          3,070,208         13,437,658



                                                              EQ/Boston      EQ/Calvert
                                                               Advisors       Socially
                                                            Equity Income    Responsible
                                                           --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $198,347,730    $54,193,235
Receivable for The Trusts shares sold ....................       416,982             --
Receivable for policy-related transactions ...............            --          8,474
                                                            ------------    -----------
  Total assets ...........................................   198,764,712     54,201,709
                                                            ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --          8,475
Payable for policy-related transactions ..................       416,982             --
                                                            ------------    -----------
  Total liabilities ......................................       416,982          8,475
                                                            ------------    -----------
Net Assets ...............................................  $198,347,730    $54,193,234
                                                            ============    ===========
Accumulation Units .......................................   198,212,804     54,129,152
Retained by AXA Equitable in Separate Account No. 49 .....       134,926         64,082
                                                            ------------    -----------
Total net assets .........................................  $198,347,730    $54,193,234
                                                            ============    ===========
Investments in shares of The Trusts, at cost .............  $185,471,924    $49,942,375
The Trusts shares held
 Class A .................................................        18,382             --
 Class B .................................................    28,608,821      6,353,913

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                              EQ/Capital      EQ/Capital      EQ/Capital
                                                               Guardian        Guardian        Guardian
                                                                Growth      International      Research
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $380,737,525    $973,970,848    $739,557,953
Receivable for The Trusts shares sold ....................            --              --         200,662
Receivable for policy-related transactions ...............       153,905          65,734              --
                                                            ------------    ------------    ------------
  Total assets ...........................................   380,891,430     974,036,582     739,758,615
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       153,906          65,734              --
Payable for policy-related transactions ..................            --              --         200,662
                                                            ------------    ------------    ------------
  Total liabilities ......................................       153,906          65,734         200,662
                                                            ------------    ------------    ------------
Net Assets ...............................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Accumulation Units .......................................   380,312,241     973,880,994     739,095,775
Retained by AXA Equitable in Separate Account No. 49 .....       425,283          89,854         462,178
                                                            ------------    ------------    ------------
Total net assets .........................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost .............  $362,271,738    $761,177,125    $544,992,690
The Trusts shares held
 Class A .................................................            --              --              --
 Class B .................................................    27,176,909      70,089,876      53,025,445



                                                              EQ/Capital    EQ/Caywood-Scholl     EQ/Davis
                                                               Guardian         High Yield        New York        EQ/Equity
                                                             U.S. Equity           Bond            Venture        500 Index
                                                           --------------- ------------------- -------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $984,266,327       $103,374,877     $64,301,741    $1,641,217,452
Receivable for The Trusts shares sold ....................       267,024                 --              --           393,314
Receivable for policy-related transactions ...............            --            227,286         764,613                --
                                                            ------------       ------------     -----------    --------------
  Total assets ...........................................   984,533,351        103,602,163      65,066,354     1,641,610,766
                                                            ------------       ------------     -----------    --------------
Liabilities:
Payable for The Trusts shares purchased ..................            --            227,286         764,614                --
Payable for policy-related transactions ..................       267,025                 --              --           393,314
                                                            ------------       ------------     -----------    --------------
  Total liabilities ......................................       267,025            227,286         764,614           393,314
                                                            ------------       ------------     -----------    --------------
Net Assets ...............................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Accumulation Units .......................................   984,192,730        103,368,655      61,053,552     1,640,567,269
Retained by AXA Equitable in Separate Account No. 49 .....        73,596              6,222       3,248,188           650,183
                                                            ------------       ------------     -----------    --------------
Total net assets .........................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Investments in shares of The Trusts, at cost .............  $881,506,884       $104,057,681     $62,421,484    $1,414,471,314
The Trusts shares held
 Class A .................................................            --                 --         150,415                --
 Class B .................................................    83,470,607         22,251,017       5,801,038        63,628,790

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             EQ/Evergreen
                                                            International   EQ/Evergreen       EQ/FI
                                                                 Bond           Omega         Mid Cap
                                                           --------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $85,871,998    $141,717,413   $989,704,424
Receivable for The Trusts shares sold ....................            --           3,741         54,587
Receivable for policy-related transactions ...............       339,150              --             --
                                                             -----------    ------------   ------------
  Total assets ...........................................    86,211,148     141,721,154    989,759,011
                                                             -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ..................       339,150              --             --
Payable for policy-related transactions ..................            --           3,740         54,586
                                                             -----------    ------------   ------------
  Total liabilities ......................................       339,150           3,740         54,586
                                                             -----------    ------------   ------------
Net Assets ...............................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Accumulation Units .......................................    80,817,490     141,666,905    989,519,124
Retained by AXA Equitable in Separate Account No. 49 .....     5,054,508          50,509        185,301
                                                             -----------    ------------   ------------
Total net assets .........................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Investments in shares of The Trusts, at cost .............   $84,253,659    $140,437,298   $933,993,495
The Trusts shares held
 Class A .................................................            --              --             --
 Class B .................................................     8,523,173      16,465,354     92,943,283



                                                                EQ/FI                       EQ/Franklin     EQ/GAMCO
                                                               Mid Cap       EQ/Franklin     Small Cap    Mergers and
                                                                Value           Income         Value      Acquisitions
                                                           --------------- --------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $948,871,233    $136,123,856    $19,282,934   $86,537,909
Receivable for The Trusts shares sold ....................       315,091              --             --            --
Receivable for policy-related transactions ...............            --       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
  Total assets ...........................................   949,186,324     137,544,247     19,383,748    86,767,368
                                                            ------------    ------------    -----------   -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --       1,420,391        100,814       229,459
Payable for policy-related transactions ..................       315,091              --             --            --
                                                            ------------    ------------    -----------   -----------
  Total liabilities ......................................       315,091       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
Net Assets ...............................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Accumulation Units .......................................   948,678,178     132,983,018     16,021,667    86,529,958
Retained by AXA Equitable in Separate Account No. 49 .....       193,055       3,140,838      3,261,267         7,951
                                                            ------------    ------------    -----------   -----------
Total net assets .........................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Investments in shares of The Trusts, at cost .............  $872,958,782    $133,671,205    $18,729,049   $84,897,395
The Trusts shares held
 Class A .................................................            --         151,030        150,335            --
 Class B .................................................    66,344,701      12,926,724      1,626,752     6,949,808

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/GAMCO                           EQ/Janus
                                                            Small Company   EQ/International     Large Cap
                                                                Value            Growth            Growth
                                                           --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $243,856,851       $83,836,238     $217,883,593
Receivable for The Trusts shares sold ....................            --                --               --
Receivable for policy-related transactions ...............       469,718           150,870           45,754
                                                            ------------       -----------     ------------
  Total assets ...........................................   244,326,569        83,987,108      217,929,347
                                                            ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       469,718           150,870           45,754
Payable for policy-related transactions ..................            --                --               --
                                                            ------------       -----------     ------------
  Total liabilities ......................................       469,718           150,870           45,754
                                                            ------------       -----------     ------------
Net Assets ...............................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Accumulation Units .......................................   243,842,444        83,819,114      217,849,517
Retained by AXA Equitable in Separate Account No. 49 .....        14,407            17,124           34,076
                                                            ------------       -----------     ------------
Total net assets .........................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Investments in shares of The Trusts, at cost .............  $231,863,058       $75,112,211     $185,394,250
The Trusts shares held
 Class A .................................................            --                --               --
 Class B .................................................     8,092,752        12,899,744       31,530,227



                                                                               EQ/JPMorgan
                                                              EQ/JPMorgan         Value       EQ/Legg Mason      EQ/Long
                                                               Core Bond      Opportunities    Value Equity     Term Bond
                                                           ----------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,261,096,920    $493,250,071    $180,566,571    $83,305,631
Receivable for The Trusts shares sold ....................              --              --         283,056             --
Receivable for policy-related transactions ...............          74,473         714,510              --        575,745
                                                            --------------    ------------    ------------    -----------
  Total assets ...........................................   1,261,171,393     493,964,581     180,849,627     83,881,376
                                                            --------------    ------------    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................          74,472         714,510              --        575,745
Payable for policy-related transactions ..................              --              --         283,055             --
                                                            --------------    ------------    ------------    -----------
  Total liabilities ......................................          74,472         714,510         283,055        575,745
                                                            --------------    ------------    ------------    -----------
Net Assets ...............................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Accumulation Units .......................................   1,260,923,925     492,862,443     177,206,208     83,248,106
Retained by AXA Equitable in Separate Account No. 49 .....         172,996         387,628       3,360,364         57,525
                                                            --------------    ------------    ------------    -----------
Total net assets .........................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Investments in shares of The Trusts, at cost .............  $1,291,522,651    $408,154,249    $166,402,232    $84,945,474
The Trusts shares held
 Class A .................................................              --              --              --             --
 Class B .................................................     114,947,747      34,759,282      16,147,520      6,278,124

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                              Growth and       Large Cap         Mid Cap
                                                                Income           Core             Value
                                                           --------------- ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $139,173,105      $53,184,650     $219,480,002
Receivable for The Trusts shares sold ....................        96,152           52,232               --
Receivable for policy-related transactions ...............            --               --           94,166
                                                            ------------      -----------     ------------
  Total assets ...........................................   139,269,257       53,236,882      219,574,168
                                                            ------------      -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --           94,166
Payable for policy-related transactions ..................        96,152           52,232               --
                                                            ------------      -----------     ------------
  Total liabilities ......................................        96,152           52,232           94,166
                                                            ------------      -----------     ------------
Net Assets ...............................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Accumulation Units .......................................   135,385,737       49,544,190      215,636,387
Retained by AXA Equitable in Separate Account No. 49 .....     3,787,368        3,640,460        3,843,615
                                                            ------------      -----------     ------------
Total net assets .........................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Investments in shares of The Trusts, at cost .............  $128,660,807      $49,040,478     $200,004,724
The Trusts shares held
 Class A .................................................        10,223           10,222           10,283
 Class B .................................................    11,235,763        4,462,290       17,571,074



                                                                                EQ/Mercury       EQ/Mercury         EQ/MFS
                                                               EQ/Marsico      Basic Value     International    Emerging Growth
                                                                 Focus            Equity           Value           Companies
                                                           ----------------- --------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,472
Receivable for The Trusts shares sold ....................         304,188              --           713,389          281,353
Receivable for policy-related transactions ...............              --         368,561                --               --
                                                            --------------    ------------    --------------     ------------
  Total assets ...........................................   1,645,515,489     847,159,957     1,059,003,481      270,295,825
                                                            --------------    ------------    --------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --         368,561                --               --
Payable for policy-related transactions ..................         304,188              --           713,389          281,352
                                                            --------------    ------------    --------------     ------------
  Total liabilities ......................................         304,188         368,561           713,389          281,352
                                                            --------------    ------------    --------------     ------------
Net Assets ...............................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Accumulation Units .......................................   1,644,626,029     846,667,588     1,057,795,400      269,728,355
Retained by AXA Equitable in Separate Account No. 49 .....         585,272         123,808           494,692          286,118
                                                            --------------    ------------    --------------     ------------
Total net assets .........................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Investments in shares of The Trusts, at cost .............  $1,361,405,639    $726,232,399    $  844,772,090     $244,629,508
The Trusts shares held
 Class A .................................................              --              --                --               --
 Class B .................................................      98,041,260      49,612,784        63,467,178       17,533,566

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                EQ/MFS          EQ/Money       EQ/Montag &
                                                           Investors Trust       Market      Caldwell Growth
                                                          ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .......    $286,504,304    $612,761,188      $30,136,117
Receivable for The Trusts shares sold ...................          54,865              --               --
Receivable for policy-related transactions ..............              --       3,419,476           63,076
                                                             ------------    ------------      -----------
  Total assets ..........................................     286,559,169     616,180,664       30,199,193
                                                             ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased .................              --       3,419,476           63,076
Payable for policy-related transactions .................          54,865              --               --
                                                             ------------    ------------      -----------
  Total liabilities .....................................          54,865       3,419,476           63,076
                                                             ------------    ------------      -----------
Net Assets ..............................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Accumulation Units ......................................     286,441,205     612,694,373       30,006,175
Retained by AXA Equitable in Separate Account No. 49 ....          63,099          66,815          129,942
                                                             ------------    ------------      -----------
Total net assets ........................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Investments in shares of The Trusts, at cost ............    $224,816,516    $613,146,400      $28,013,612
The Trusts shares held
 Class A ................................................              --              --           21,432
 Class B ................................................      25,323,405     612,654,959        5,507,659



                                                                                            EQ/Oppenheimer  EQ/Oppenheimer
                                                             EQ/Mutual     EQ/Oppenheimer    Main Street      Main Street
                                                               Shares          Global        Opportunity       Small Cap
                                                          --------------- ---------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .......  $104,102,434      $28,284,021     $18,828,325      $20,571,143
Receivable for The Trusts shares sold ...................            --               --              --               --
Receivable for policy-related transactions ..............       655,774          402,287         146,958          167,228
                                                           ------------      -----------     -----------      -----------
  Total assets ..........................................   104,758,208       28,686,308      18,975,283       20,738,371
                                                           ------------      -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased .................       655,773          402,287         146,959          167,228
Payable for policy-related transactions .................            --               --              --               --
                                                           ------------      -----------     -----------      -----------
  Total liabilities .....................................       655,773          402,287         146,959          167,228
                                                           ------------      -----------     -----------      -----------
Net Assets ..............................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Accumulation Units ......................................    82,586,497       19,483,000       7,942,207        9,639,299
Retained by AXA Equitable in Separate Account No. 49 ....    21,515,938        8,801,021      10,886,117       10,931,844
                                                           ------------      -----------     -----------      -----------
Total net assets ........................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Investments in shares of The Trusts, at cost ............  $ 99,733,178      $26,952,021     $17,880,127      $19,541,184
The Trusts shares held
 Class A ................................................     1,001,770          400,240         503,776          502,042
 Class B ................................................     8,687,973        2,171,935       1,238,096        1,386,588

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/PIMCO        EQ/Short        EQ/Small
                                                             Real Return    Duration Bond     Cap Value
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $304,380,792     $59,883,044    $992,357,111
Receivable for The Trusts shares sold ....................            --              --         232,247
Receivable for policy-related transactions ...............       328,362         147,942              --
                                                            ------------     -----------    ------------
  Total assets ...........................................   304,709,154      60,030,986     992,589,358
                                                            ------------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       328,361         147,942              --
Payable for policy-related transactions ..................            --              --         232,246
                                                            ------------     -----------    ------------
  Total liabilities ......................................       328,361         147,942         232,246
                                                            ------------     -----------    ------------
Net Assets ...............................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Accumulation Units .......................................   304,379,813      59,826,304     992,117,467
Retained by AXA Equitable in Separate Account No. 49 .....           980          56,740         239,645
                                                            ------------     -----------    ------------
Total net assets .........................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Investments in shares of The Trusts, at cost .............  $317,305,149     $60,665,667    $952,932,114
The Trusts shares held
 Class A .................................................            --           5,247              --
 Class B .................................................    31,127,451       5,991,099      72,377,087



                                                               EQ/Small         EQ/Small        EQ/TCW      EQ/Templeton
                                                            Company Growth   Company Index      Equity         Growth
                                                           ---------------- --------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $147,402,710    $475,466,872    $51,295,715    $70,122,960
Receivable for The Trusts shares sold ....................             --              --         25,061             --
Receivable for policy-related transactions ...............         11,885         200,161             --        561,860
                                                             ------------    ------------    -----------    -----------
  Total assets ...........................................    147,414,595     475,667,033     51,320,776     70,684,820
                                                             ------------    ------------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................         11,885         200,161             --        561,860
Payable for policy-related transactions ..................             --              --         25,061             --
                                                             ------------    ------------    -----------    -----------
  Total liabilities ......................................         11,885         200,161         25,061        561,860
                                                             ------------    ------------    -----------    -----------
Net Assets ...............................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Accumulation Units .......................................    147,393,241     475,296,107     51,290,510     66,881,942
Retained by AXA Equitable in Separate Account No. 49 .....          9,469         170,765          5,205      3,241,018
                                                             ------------    ------------    -----------    -----------
Total net assets .........................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Investments in shares of The Trusts, at cost .............   $146,192,403    $418,772,566    $51,002,510    $67,713,093
The Trusts shares held
 Class A .................................................             --              --             --        150,293
 Class B .................................................     15,475,067      36,544,216      2,418,923      6,348,952

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                           EQ/UBS                        EQ/Van Kampen
                                                         Growth and    EQ/Van Kampen   Emerging Markets
                                                           Income         Comstock          Equity
                                                       -------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ....  $70,592,857    $259,641,835     $1,034,662,336
Receivable for The Trusts shares sold ................           --              --                 --
Receivable for policy-related transactions ...........        4,945         304,495          1,424,587
                                                        -----------    ------------     --------------
  Total assets .......................................   70,597,802     259,946,330      1,036,086,923
                                                        -----------    ------------     --------------
Liabilities:
Payable for The Trusts shares purchased ..............        4,945         304,495          1,424,588
Payable for policy-related transactions ..............           --              --                 --
                                                        -----------    ------------     --------------
  Total liabilities ..................................        4,945         304,495          1,424,588
                                                        -----------    ------------     --------------
Net Assets ...........................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Accumulation Units ...................................   70,569,347     255,975,605      1,034,449,827
Retained by AXA Equitable in Separate Account No. 49 .       23,510       3,666,230            212,508
                                                        -----------    ------------     --------------
Total net assets .....................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Investments in shares of The Trusts, at cost .........  $63,096,622    $236,375,306     $  806,261,831
The Trusts shares held
 Class A .............................................           --          10,418                 --
 Class B .............................................   10,349,266      22,056,636         63,755,653



                                                        EQ/Van Kampen   EQ/Wells Fargo
                                                           Mid Cap        Montgomery     U.S. Real Estate --   EQ/Target 2015
                                                            Growth         Small Cap           Class II          Allocation
                                                       --------------- ---------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ....  $120,410,892      $81,388,551        $555,764,200        $1,078,595
Receivable for The Trusts shares sold ................            --          259,481             346,844                --
Receivable for policy-related transactions ...........       416,803               --                  --                --
                                                        ------------      -----------        ------------        ----------
  Total assets .......................................   120,827,695       81,648,032         556,111,044         1,078,595
                                                        ------------      -----------        ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..............       416,803               --                  --                --
Payable for policy-related transactions ..............            --          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
  Total liabilities ..................................       416,803          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
Net Assets ...........................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Accumulation Units ...................................   116,308,628       76,960,711         555,700,664                --
Retained by AXA Equitable in Separate Account No. 49 .     4,102,264        4,427,841              63,535         1,078,595
                                                        ------------      -----------        ------------        ----------
Total net assets .....................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Investments in shares of The Trusts, at cost .........  $113,210,915      $75,780,926        $441,500,950        $1,024,860
The Trusts shares held
 Class A .............................................        10,087           10,898                  --            51,205
 Class B .............................................     8,871,919        6,025,741          19,098,426            51,161

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Target 2025  EQ/Target 2035   EQ/Target 2045   EQ/International
                                                              Allocation      Allocation       Allocation            EFT
                                                           --------------- ---------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,086,892      $1,094,499       $1,101,207        $3,343,459
Receivable for The Trusts shares sold ....................            --              --               --                --
Receivable for policy-related transactions ...............            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total assets ...........................................     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --               --                --
Payable for policy-related transactions ..................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total liabilities ......................................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
Net Assets ...............................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Accumulation Units .......................................            --              --               --                --
Retained by AXA Equitable in Separate Account No. 49 .....     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Total net assets .........................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Investments in shares of The Trusts, at cost .............    $1,021,595      $1,017,915       $1,015,030        $3,045,975
The Trusts shares held
 Class A .................................................        51,039          50,858           50,717           152,189
 Class B .................................................        50,995          50,814           50,674           152,047

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 13.49                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 13.32                   118
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.22                 1,827
AXA Aggressive Allocation .................     Class B 1.25%        $ 14.64                22,269
AXA Aggressive Allocation .................     Class B 1.30%        $ 13.91                 4,973
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.16                 1,595
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.15                 3,554
AXA Aggressive Allocation .................     Class B 1.50%        $ 14.52                22,907
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.09                 6,793
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.07                 3,308
AXA Aggressive Allocation .................     Class B 1.65%        $ 14.45                32,813
AXA Aggressive Allocation .................     Class B 1.70%        $ 14.43                 3,109
AXA Aggressive Allocation .................     Class B 1.80%        $ 12.99                     3
AXA Aggressive Allocation .................     Class B 1.90%        $ 12.95                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.19                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.04                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.96                 1,143
AXA Conservative Allocation ...............     Class B 1.25%        $ 11.48                 5,079
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.46                   590
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.92                   438
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.90                 1,738
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.39                 7,544
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.85                 1,202
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.84                 1,508
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.33                 5,935
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.31                 1,800
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.77                    12
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.74                    31
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 11.64                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 11.49                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.41                 1,249
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.14                13,188
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.12                 1,414
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.36                   946
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.34                 2,715
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.04                19,344
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.29                 2,537
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.28                 1,741
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.98                16,150
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.96                 3,022
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.21                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.18                    16
AXA Moderate Allocation ...................     Class B 0.50%        $ 59.58                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 54.18                     1
AXA Moderate Allocation ...................     Class B 1.20%        $ 51.39                 4,475
AXA Moderate Allocation ...................     Class B 1.25%        $ 12.74                68,613
AXA Moderate Allocation ...................     Class B 1.30%        $ 12.65                 8,363
AXA Moderate Allocation ...................     Class B 1.35%        $ 49.78                 1,399
AXA Moderate Allocation ...................     Class B 1.40%        $ 49.25                 7,277
AXA Moderate Allocation ...................     Class B 1.50%        $ 12.63                84,073
AXA Moderate Allocation ...................     Class B 1.55%        $ 47.71                 3,387
AXA Moderate Allocation ...................     Class B 1.60%        $ 47.21                 3,955
AXA Moderate Allocation ...................     Class B 1.65%        $ 12.57                83,885
AXA Moderate Allocation ...................     Class B 1.70%        $ 46.21                 2,325
AXA Moderate Allocation ...................     Class B 1.80%        $ 45.24                    21
AXA Moderate Allocation ...................     Class B 1.90%        $ 44.28                     4

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 12.96                     --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 12.79                      7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 12.70                  8,825
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 14.03                 99,167
AXA Moderate-Plus Allocation ..............     Class B 1.30%        $ 14.01                 17,150
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 12.64                  6,975
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 12.62                 14,805
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 13.91                104,098
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 12.57                 22,340
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 12.55                 11,247
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 13.84                151,231
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 13.82                 14,705
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 12.48                     32
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 12.44                     55
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 71.38                     --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 64.92                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 61.57                    238
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 13.11                  1,071
AXA Premier VIP Aggressive Equity .........     Class B 1.30%        $ 12.96                     94
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 59.65                    467
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 59.02                    312
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 13.00                  1,606
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 57.17                    171
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 56.56                    292
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.93                    976
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 55.37                     47
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 54.20                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 53.06                     12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 12.01                     --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.74                     --
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.59                 10,117
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.75                  5,510
AXA Premier VIP Core Bond .................     Class B 1.30%        $ 10.76                    333
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.50                    738
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.47                 17,031
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.66                  8,806
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.39                  1,474
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.36                  6,686
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.61                  5,315
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.30                  2,030
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.24                    100
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 11.19                     21
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.61                     --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 12.33                      2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 12.18                  3,342
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.87                  3,336
AXA Premier VIP Health Care ...............     Class B 1.30%        $ 12.84                    178
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 12.08                    360
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 12.05                  4,980
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.76                  5,093
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.96                    696
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.93                  1,865
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.70                  3,143
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.87                    400
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.81                     20
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.75                      2

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 0.50%        $ 38.57                    --
AXA Premier VIP High Yield ....................     Class B 0.95%        $ 35.22                     5
AXA Premier VIP High Yield ....................     Class B 1.20%        $ 33.49                 3,901
AXA Premier VIP High Yield ....................     Class B 1.25%        $ 12.57                 8,081
AXA Premier VIP High Yield ....................     Class B 1.30%        $ 12.44                   448
AXA Premier VIP High Yield ....................     Class B 1.35%        $ 32.49                 2,099
AXA Premier VIP High Yield ....................     Class B 1.40%        $ 32.16                 5,779
AXA Premier VIP High Yield ....................     Class B 1.50%        $ 12.46                13,219
AXA Premier VIP High Yield ....................     Class B 1.55%        $ 31.19                 1,654
AXA Premier VIP High Yield ....................     Class B 1.60%        $ 30.88                 3,798
AXA Premier VIP High Yield ....................     Class B 1.65%        $ 12.40                 6,956
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 30.26                   758
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 29.65                    25
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 29.05                     7
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 17.68                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 17.29                     3
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 17.07                 3,610
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 18.47                 4,388
AXA Premier VIP International Equity ..........     Class B 1.30%        $ 18.42                   386
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 16.94                   762
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 16.90                 6,183
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 18.32                 6,780
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 16.77                 1,168
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 16.73                 2,676
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 18.23                 5,220
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 16.64                 1,030
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 16.56                    22
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 16.48                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 12.87                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 12.58                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 12.42                 2,469
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 13.56                 1,032
AXA Premier VIP Large Cap Core Equity .........     Class B 1.30%        $ 13.53                    62
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 12.33                   294
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 12.30                 4,067
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 13.45                 1,702
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 12.21                   346
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 12.18                 1,745
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 13.38                 1,487
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 12.11                   453
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 12.05                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 11.99                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.06                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.83                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.71                 4,513
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.57                 2,678
AXA Premier VIP Large Cap Growth ..............     Class B 1.30%        $ 11.54                   176
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.64                   568
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.61                 8,795
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.47                 3,872
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.54                   999
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.52                 4,202
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.42                 3,137
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.47                 1,014
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.42                    61
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.37                    21

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
AXA Premier VIP Large Cap Value .........     Class B 0.50%        $ 14.99                    --
AXA Premier VIP Large Cap Value .........     Class B 0.95%        $ 14.65                    21
AXA Premier VIP Large Cap Value .........     Class B 1.20%        $ 14.47                 5,608
AXA Premier VIP Large Cap Value .........     Class B 1.25%        $ 15.61                 4,449
AXA Premier VIP Large Cap Value .........     Class B 1.30%        $ 15.57                   264
AXA Premier VIP Large Cap Value .........     Class B 1.35%        $ 14.36                 1,027
AXA Premier VIP Large Cap Value .........     Class B 1.40%        $ 14.32                 8,778
AXA Premier VIP Large Cap Value .........     Class B 1.50%        $ 15.48                 6,667
AXA Premier VIP Large Cap Value .........     Class B 1.55%        $ 14.21                 1,285
AXA Premier VIP Large Cap Value .........     Class B 1.60%        $ 14.18                 4,325
AXA Premier VIP Large Cap Value .........     Class B 1.65%        $ 15.40                 5,165
AXA Premier VIP Large Cap Value .........     Class B 1.70%        $ 14.10                 1,363
AXA Premier VIP Large Cap Value .........     Class B 1.80%        $ 14.03                    61
AXA Premier VIP Large Cap Value .........     Class B 1.90%        $ 13.96                    11
AXA Premier VIP Mid Cap Growth ..........     Class B 0.50%        $ 11.41                    --
AXA Premier VIP Mid Cap Growth ..........     Class B 0.95%        $ 11.15                     3
AXA Premier VIP Mid Cap Growth ..........     Class B 1.20%        $ 11.01                 6,249
AXA Premier VIP Mid Cap Growth ..........     Class B 1.25%        $ 13.48                 3,239
AXA Premier VIP Mid Cap Growth ..........     Class B 1.30%        $ 13.44                   212
AXA Premier VIP Mid Cap Growth ..........     Class B 1.35%        $ 10.93                   721
AXA Premier VIP Mid Cap Growth ..........     Class B 1.40%        $ 10.90                 9,978
AXA Premier VIP Mid Cap Growth ..........     Class B 1.50%        $ 13.36                 4,590
AXA Premier VIP Mid Cap Growth ..........     Class B 1.55%        $ 10.82                   884
AXA Premier VIP Mid Cap Growth ..........     Class B 1.60%        $ 10.79                 4,520
AXA Premier VIP Mid Cap Growth ..........     Class B 1.65%        $ 13.30                 3,570
AXA Premier VIP Mid Cap Growth ..........     Class B 1.70%        $ 10.74                 1,035
AXA Premier VIP Mid Cap Growth ..........     Class B 1.80%        $ 10.68                    21
AXA Premier VIP Mid Cap Growth ..........     Class B 1.90%        $ 10.63                    15
AXA Premier VIP Mid Cap Value ...........     Class B 0.50%        $ 14.53                    --
AXA Premier VIP Mid Cap Value ...........     Class B 0.95%        $ 14.21                     3
AXA Premier VIP Mid Cap Value ...........     Class B 1.20%        $ 14.03                 4,691
AXA Premier VIP Mid Cap Value ...........     Class B 1.25%        $ 15.04                 2,904
AXA Premier VIP Mid Cap Value ...........     Class B 1.30%        $ 15.00                   224
AXA Premier VIP Mid Cap Value ...........     Class B 1.35%        $ 13.92                   779
AXA Premier VIP Mid Cap Value ...........     Class B 1.40%        $ 13.89                 8,053
AXA Premier VIP Mid Cap Value ...........     Class B 1.50%        $ 14.91                 4,683
AXA Premier VIP Mid Cap Value ...........     Class B 1.55%        $ 13.78                   838
AXA Premier VIP Mid Cap Value ...........     Class B 1.60%        $ 13.75                 3,885
AXA Premier VIP Mid Cap Value ...........     Class B 1.65%        $ 14.83                 3,627
AXA Premier VIP Mid Cap Value ...........     Class B 1.70%        $ 13.68                 1,010
AXA Premier VIP Mid Cap Value ...........     Class B 1.80%        $ 13.61                    30
AXA Premier VIP Mid Cap Value ...........     Class B 1.90%        $ 13.54                     6
AXA Premier VIP Technology ..............     Class B 0.50%        $ 11.06                    --
AXA Premier VIP Technology ..............     Class B 0.95%        $ 10.81                    23
AXA Premier VIP Technology ..............     Class B 1.20%        $ 10.68                 2,567
AXA Premier VIP Technology ..............     Class B 1.25%        $ 12.46                 2,251
AXA Premier VIP Technology ..............     Class B 1.30%        $ 12.42                   112
AXA Premier VIP Technology ..............     Class B 1.35%        $ 10.60                   737
AXA Premier VIP Technology ..............     Class B 1.40%        $ 10.57                 5,828
AXA Premier VIP Technology ..............     Class B 1.50%        $ 12.35                 4,306
AXA Premier VIP Technology ..............     Class B 1.55%        $ 10.49                 2,459
AXA Premier VIP Technology ..............     Class B 1.60%        $ 10.46                 3,343
AXA Premier VIP Technology ..............     Class B 1.65%        $ 12.29                 2,164
AXA Premier VIP Technology ..............     Class B 1.70%        $ 10.41                   350
AXA Premier VIP Technology ..............     Class B 1.80%        $ 10.36                    21
AXA Premier VIP Technology ..............     Class B 1.90%        $ 10.31                    10

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%        $ 348.26                   --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%        $ 302.74                    1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%        $ 279.98                  463
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%        $  13.88               12,334
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%        $  13.65                  869
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%        $ 267.14                  876
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%        $ 262.99                  722
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%        $  13.76               21,038
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%        $ 250.91                  361
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%        $ 247.00                  490
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%        $  13.69                7,207
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%        $ 239.38                   73
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%        $ 231.96                    4
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%        $ 224.77                    2
EQ/AllianceBernstein Growth and Income .................     Class B 0.50%        $  38.57                   --
EQ/AllianceBernstein Growth and Income .................     Class B 0.95%        $  36.32                    1
EQ/AllianceBernstein Growth and Income .................     Class B 1.20%        $  35.13                4,147
EQ/AllianceBernstein Growth and Income .................     Class B 1.25%        $  14.80                7,744
EQ/AllianceBernstein Growth and Income .................     Class B 1.30%        $  14.73                  449
EQ/AllianceBernstein Growth and Income .................     Class B 1.35%        $  34.43                  618
EQ/AllianceBernstein Growth and Income .................     Class B 1.40%        $  34.20                6,156
EQ/AllianceBernstein Growth and Income .................     Class B 1.50%        $  14.68               12,041
EQ/AllianceBernstein Growth and Income .................     Class B 1.55%        $  33.51                  743
EQ/AllianceBernstein Growth and Income .................     Class B 1.60%        $  33.29                2,676
EQ/AllianceBernstein Growth and Income .................     Class B 1.65%        $  14.60                5,884
EQ/AllianceBernstein Growth and Income .................     Class B 1.70%        $  32.85                  563
EQ/AllianceBernstein Growth and Income .................     Class B 1.80%        $  32.41                   28
EQ/AllianceBernstein Growth and Income .................     Class B 1.90%        $  31.97                   10
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%        $  21.69                   --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%        $  20.19                    3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%        $  19.41                3,131
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%        $  10.36                2,015
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%        $  10.27                   63
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%        $  18.95                  773
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%        $  18.80                4,496
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%        $  10.27                3,263
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%        $  18.35                  747
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%        $  18.20                2,358
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%        $  10.22                1,691
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%        $  17.92                  376
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%        $  17.63                    5
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%        $  17.35                    2
EQ/AllianceBernstein International .....................     Class B 0.50%        $  20.38                   --
EQ/AllianceBernstein International .....................     Class B 0.95%        $  19.32                    7
EQ/AllianceBernstein International .....................     Class B 1.20%        $  18.75                5,626
EQ/AllianceBernstein International .....................     Class B 1.25%        $  18.16                8,352
EQ/AllianceBernstein International .....................     Class B 1.30%        $  18.04                  800
EQ/AllianceBernstein International .....................     Class B 1.35%        $  18.42                2,019
EQ/AllianceBernstein International .....................     Class B 1.40%        $  18.31                7,944
EQ/AllianceBernstein International .....................     Class B 1.50%        $  18.00               10,530
EQ/AllianceBernstein International .....................     Class B 1.55%        $  17.99                1,983
EQ/AllianceBernstein International .....................     Class B 1.60%        $  17.88                4,168
EQ/AllianceBernstein International .....................     Class B 1.65%        $  17.91                7,675
EQ/AllianceBernstein International .....................     Class B 1.70%        $  17.67                1,508
EQ/AllianceBernstein International .....................     Class B 1.80%        $  17.46                   37
EQ/AllianceBernstein International .....................     Class B 1.90%        $  17.25                   11

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  7.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  7.21                    47
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.07                 5,507
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 12.36                 2,328
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 12.31                   180
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  6.99                 6,383
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  6.96                 7,957
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 12.25                 3,308
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  6.88                 7,569
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  6.86                11,991
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 12.19                 2,506
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  6.80                 1,042
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  6.75                   166
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  6.70                    66
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 18.35                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.28                     5
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 16.71                 3,669
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 10.80                 4,096
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 10.73                   364
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.38                   459
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.27                 5,875
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 10.71                 6,212
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 15.95                   630
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 15.84                 2,329
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.66                 3,340
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 15.63                   590
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.42                     6
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.21                    25
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 19.74                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 18.90                    18
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 18.44                 3,494
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 14.37                 3,592
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 14.29                   213
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 18.17                 3,532
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 18.08                 4,668
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 14.25                 5,108
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 17.82                 1,922
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 17.73                 3,069
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 14.18                 2,926
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 17.56                   462
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 17.39                    24
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 17.22                     9
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 19.39                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 18.61                    44
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 18.20                13,475
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 15.30                13,336
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 15.23                 1,142
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 17.95                 6,430
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 17.87                20,566
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 15.18                19,714
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 17.62                 5,695
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 17.54                13,777
EQ/AllianceBernstein Value ....................     Class B 1.65%        $ 15.10                14,100
EQ/AllianceBernstein Value ....................     Class B 1.70%        $ 17.38                 2,507
EQ/AllianceBernstein Value ....................     Class B 1.80%        $ 17.23                   124
EQ/AllianceBernstein Value ....................     Class B 1.90%        $ 17.07                    22

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                      Contract charges     Unit Value     Units Outstanding (000's)
                                                     ------------------   ------------   --------------------------
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.48                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.42                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.39                    79
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.38                   562
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.37                   124
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.50                    19
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.36                   157
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.34                   565
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.34                   100
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.33                    99
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.32                   907
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 11.31                   123
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 11.30                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 11.29                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 10.82                   691
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.07                 2,099
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.05                   160
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 1,575
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 10.98                 3,527
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 10.96                   255
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.69                   669
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 10.92                 3,611
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 10.91                   429
EQ/Boston Advisors Equity Income .................     Class B 0.50%        $  7.26                    --
EQ/Boston Advisors Equity Income .................     Class B 0.95%        $  7.00                     1
EQ/Boston Advisors Equity Income .................     Class B 1.20%        $  6.86                 1,698
EQ/Boston Advisors Equity Income .................     Class B 1.25%        $  6.83                 5,155
EQ/Boston Advisors Equity Income .................     Class B 1.30%        $  2.77                   989
EQ/Boston Advisors Equity Income .................     Class B 1.35%        $  6.78                   720
EQ/Boston Advisors Equity Income .................     Class B 1.40%        $  6.75                 3,452
EQ/Boston Advisors Equity Income .................     Class B 1.50%        $  6.70                10,601
EQ/Boston Advisors Equity Income .................     Class B 1.55%        $  6.67                 1,207
EQ/Boston Advisors Equity Income .................     Class B 1.60%        $  6.64                   907
EQ/Boston Advisors Equity Income .................     Class B 1.65%        $  6.61                 4,814
EQ/Boston Advisors Equity Income .................     Class B 1.70%        $  6.59                   504
EQ/Boston Advisors Equity Income .................     Class B 1.80%        $  6.53                     6
EQ/Boston Advisors Equity Income .................     Class B 1.90%        $  6.48                    24
EQ/Calvert Socially Responsible ..................     Class B 0.50%        $  9.63                    --
EQ/Calvert Socially Responsible ..................     Class B 0.95%        $  9.31                    --
EQ/Calvert Socially Responsible ..................     Class B 1.20%        $  9.14                   625
EQ/Calvert Socially Responsible ..................     Class B 1.25%        $ 11.99                   860
EQ/Calvert Socially Responsible ..................     Class B 1.30%        $ 11.94                   101
EQ/Calvert Socially Responsible ..................     Class B 1.35%        $  9.04                   157
EQ/Calvert Socially Responsible ..................     Class B 1.40%        $  9.01                   885
EQ/Calvert Socially Responsible ..................     Class B 1.50%        $ 11.89                   778
EQ/Calvert Socially Responsible ..................     Class B 1.55%        $  8.91                   147
EQ/Calvert Socially Responsible ..................     Class B 1.60%        $  8.87                   367
EQ/Calvert Socially Responsible ..................     Class B 1.65%        $ 11.83                   894
EQ/Calvert Socially Responsible ..................     Class B 1.70%        $  8.81                   353
EQ/Calvert Socially Responsible ..................     Class B 1.80%        $  8.74                     2
EQ/Calvert Socially Responsible ..................     Class B 1.90%        $  8.68                    --
EQ/Capital Guardian Growth .......................     Class B 0.50%        $ 14.25                    --
EQ/Capital Guardian Growth .......................     Class B 0.95%        $ 13.64                     9
EQ/Capital Guardian Growth .......................     Class B 1.20%        $ 13.31                 1,982
EQ/Capital Guardian Growth .......................     Class B 1.25%        $ 11.96                 3,646
EQ/Capital Guardian Growth .......................     Class B 1.30%        $ 11.90                   604

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 13.11                 6,381
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 13.05                 2,154
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.86                 2,829
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.86                 2,540
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.80                 2,547
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.80                 6,225
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.67                 1,484
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 12.55                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 12.42                     6
EQ/Capital Guardian International .........     Class B 0.50%        $ 15.51                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 14.98                    40
EQ/Capital Guardian International .........     Class B 1.20%        $ 14.69                 6,892
EQ/Capital Guardian International .........     Class B 1.25%        $ 17.09                 7,928
EQ/Capital Guardian International .........     Class B 1.30%        $ 17.03                   625
EQ/Capital Guardian International .........     Class B 1.35%        $ 14.52                 3,119
EQ/Capital Guardian International .........     Class B 1.40%        $ 14.47                 8,727
EQ/Capital Guardian International .........     Class B 1.50%        $ 16.95                 7,597
EQ/Capital Guardian International .........     Class B 1.55%        $ 14.30                 2,904
EQ/Capital Guardian International .........     Class B 1.60%        $ 14.24                 9,957
EQ/Capital Guardian International .........     Class B 1.65%        $ 16.87                11,624
EQ/Capital Guardian International .........     Class B 1.70%        $ 14.13                 3,208
EQ/Capital Guardian International .........     Class B 1.80%        $ 14.02                    43
EQ/Capital Guardian International .........     Class B 1.90%        $ 13.91                    13
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 13.96                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 13.49                    53
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 13.23                 6,465
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 13.62                 4,859
EQ/Capital Guardian Research ..............     Class B 1.30%        $ 13.57                   276
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 13.08                10,352
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 13.02                 6,926
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 13.51                 4,660
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 12.87                 4,914
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 12.82                 9,568
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 13.44                 6,674
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 12.72                 1,393
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 12.62                    74
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 12.53                    11
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 13.44                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 12.98                    30
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 12.73                11,985
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 13.25                 9,363
EQ/Capital Guardian U.S. Equity ...........     Class B 1.30%        $ 13.20                   501
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 12.58                 4,201
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 12.53                13,648
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 13.14                 8,362
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 12.39                 3,680
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 12.34                12,120
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 13.07                10,590
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 12.24                 2,611
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 12.15                    94
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 12.05                     8
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.23                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.15                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.10                   436
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.09                 2,166
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.35                   966

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.07                   112
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.06                   626
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.05                 2,907
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.04                   382
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.03                   247
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.02                 1,957
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.01                   225
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.99                     1
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.97                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 10.88                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 10.86                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 10.85                   302
EQ/Davis New York Venture .................     Class B 1.25%        $ 10.85                   597
EQ/Davis New York Venture .................     Class B 1.30%        $ 10.85                   406
EQ/Davis New York Venture .................     Class B 1.35%        $ 10.85                    94
EQ/Davis New York Venture .................     Class B 1.40%        $ 10.85                   414
EQ/Davis New York Venture .................     Class B 1.50%        $ 10.84                   815
EQ/Davis New York Venture .................     Class B 1.55%        $ 10.84                   665
EQ/Davis New York Venture .................     Class B 1.60%        $ 10.84                   332
EQ/Davis New York Venture .................     Class B 1.65%        $ 10.84                 1,788
EQ/Davis New York Venture .................     Class B 1.70%        $ 10.84                   216
EQ/Davis New York Venture .................     Class B 1.80%        $ 10.83                     1
EQ/Davis New York Venture .................     Class B 1.90%        $ 10.83                     1
EQ/Equity 500 Index .......................     Class B 0.50%        $ 33.46                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 31.57                    10
EQ/Equity 500 Index .......................     Class B 1.20%        $ 30.56                 7,331
EQ/Equity 500 Index .......................     Class B 1.25%        $ 13.74                11,573
EQ/Equity 500 Index .......................     Class B 1.30%        $ 13.65                   553
EQ/Equity 500 Index .......................     Class B 1.35%        $ 29.97                 6,213
EQ/Equity 500 Index .......................     Class B 1.40%        $ 29.78                10,152
EQ/Equity 500 Index .......................     Class B 1.50%        $ 13.63                16,937
EQ/Equity 500 Index .......................     Class B 1.55%        $ 29.20                 3,534
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.01                 8,474
EQ/Equity 500 Index .......................     Class B 1.65%        $ 13.56                 9,866
EQ/Equity 500 Index .......................     Class B 1.70%        $ 28.64                 1,418
EQ/Equity 500 Index .......................     Class B 1.80%        $ 28.27                   223
EQ/Equity 500 Index .......................     Class B 1.90%        $ 27.90                    16
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.05                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.00                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.97                   493
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.96                 1,258
EQ/Evergreen International Bond ...........     Class B 1.30%        $  9.95                   316
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.02                   125
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.94                   604
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.93                 2,213
EQ/Evergreen International Bond ...........     Class B 1.55%        $  9.92                   457
EQ/Evergreen International Bond ...........     Class B 1.60%        $  9.92                   471
EQ/Evergreen International Bond ...........     Class B 1.65%        $  9.91                 2,013
EQ/Evergreen International Bond ...........     Class B 1.70%        $  9.90                   185
EQ/Evergreen International Bond ...........     Class B 1.80%        $  9.89                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $  9.88                     1
EQ/Evergreen Omega ........................     Class B 0.50%        $  9.55                    --
EQ/Evergreen Omega ........................     Class B 0.95%        $  9.21                    --
EQ/Evergreen Omega ........................     Class B 1.20%        $  9.03                 2,218
EQ/Evergreen Omega ........................     Class B 1.25%        $ 12.14                 1,943
EQ/Evergreen Omega ........................     Class B 1.30%        $ 12.09                    81

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Evergreen Omega ..................     Class B 1.35%        $  8.92                   275
EQ/Evergreen Omega ..................     Class B 1.40%        $  8.89                 2,818
EQ/Evergreen Omega ..................     Class B 1.50%        $ 12.04                 2,163
EQ/Evergreen Omega ..................     Class B 1.55%        $  8.78                   319
EQ/Evergreen Omega ..................     Class B 1.60%        $  8.74                 1,731
EQ/Evergreen Omega ..................     Class B 1.65%        $ 11.98                 1,979
EQ/Evergreen Omega ..................     Class B 1.70%        $  8.67                   215
EQ/Evergreen Omega ..................     Class B 1.80%        $  8.60                     1
EQ/Evergreen Omega ..................     Class B 1.90%        $  8.53                     6
EQ/FI Mid Cap .......................     Class B 0.50%        $ 13.58                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 13.19                    30
EQ/FI Mid Cap .......................     Class B 1.20%        $ 12.98                11,305
EQ/FI Mid Cap .......................     Class B 1.25%        $ 15.04                 9,034
EQ/FI Mid Cap .......................     Class B 1.30%        $ 14.99                   587
EQ/FI Mid Cap .......................     Class B 1.35%        $ 12.86                 1,862
EQ/FI Mid Cap .......................     Class B 1.40%        $ 12.82                13,979
EQ/FI Mid Cap .......................     Class B 1.50%        $ 14.92                11,897
EQ/FI Mid Cap .......................     Class B 1.55%        $ 12.70                 4,317
EQ/FI Mid Cap .......................     Class B 1.60%        $ 12.66                 8,561
EQ/FI Mid Cap .......................     Class B 1.65%        $ 14.84                 8,706
EQ/FI Mid Cap .......................     Class B 1.70%        $ 12.57                 1,890
EQ/FI Mid Cap .......................     Class B 1.80%        $ 12.49                    65
EQ/FI Mid Cap .......................     Class B 1.90%        $ 12.41                    13
EQ/FI Mid Cap Value .................     Class B 0.50%        $ 19.07                    --
EQ/FI Mid Cap Value .................     Class B 0.95%        $ 18.25                    20
EQ/FI Mid Cap Value .................     Class B 1.20%        $ 17.81                 8,423
EQ/FI Mid Cap Value .................     Class B 1.25%        $ 15.71                 7,522
EQ/FI Mid Cap Value .................     Class B 1.30%        $ 15.64                   506
EQ/FI Mid Cap Value .................     Class B 1.35%        $ 17.55                 1,465
EQ/FI Mid Cap Value .................     Class B 1.40%        $ 17.47                11,353
EQ/FI Mid Cap Value .................     Class B 1.50%        $ 15.58                10,619
EQ/FI Mid Cap Value .................     Class B 1.55%        $ 17.21                 3,215
EQ/FI Mid Cap Value .................     Class B 1.60%        $ 17.13                 6,178
EQ/FI Mid Cap Value .................     Class B 1.65%        $ 15.51                 6,490
EQ/FI Mid Cap Value .................     Class B 1.70%        $ 16.96                 1,156
EQ/FI Mid Cap Value .................     Class B 1.80%        $ 16.79                    61
EQ/FI Mid Cap Value .................     Class B 1.90%        $ 16.63                    15
EQ/Franklin Income ..................     Class B 0.50%        $ 10.46                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.44                    --
EQ/Franklin Income ..................     Class B 1.20%        $ 10.43                   664
EQ/Franklin Income ..................     Class B 1.25%        $ 10.43                 1,560
EQ/Franklin Income ..................     Class B 1.30%        $ 10.43                   828
EQ/Franklin Income ..................     Class B 1.35%        $ 10.43                   141
EQ/Franklin Income ..................     Class B 1.40%        $ 10.43                 1,197
EQ/Franklin Income ..................     Class B 1.50%        $ 10.42                 2,190
EQ/Franklin Income ..................     Class B 1.55%        $ 10.42                 1,076
EQ/Franklin Income ..................     Class B 1.60%        $ 10.42                   730
EQ/Franklin Income ..................     Class B 1.65%        $ 10.42                 3,992
EQ/Franklin Income ..................     Class B 1.70%        $ 10.42                   368
EQ/Franklin Income ..................     Class B 1.80%        $ 10.41                    10
EQ/Franklin Income ..................     Class B 1.90%        $ 10.41                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $ 10.85                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $ 10.84                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $ 10.83                    78
EQ/Franklin Small Cap Value .........     Class B 1.25%        $ 10.83                   191
EQ/Franklin Small Cap Value .........     Class B 1.30%        $ 10.82                   123

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Franklin Small Cap Value ...............     Class B 1.35%        $ 10.82                    14
EQ/Franklin Small Cap Value ...............     Class B 1.40%        $ 10.82                   120
EQ/Franklin Small Cap Value ...............     Class B 1.50%        $ 10.82                   327
EQ/Franklin Small Cap Value ...............     Class B 1.55%        $ 10.82                   153
EQ/Franklin Small Cap Value ...............     Class B 1.60%        $ 10.81                    51
EQ/Franklin Small Cap Value ...............     Class B 1.65%        $ 10.81                   384
EQ/Franklin Small Cap Value ...............     Class B 1.70%        $ 10.81                    38
EQ/Franklin Small Cap Value ...............     Class B 1.80%        $ 10.81                    --
EQ/Franklin Small Cap Value ...............     Class B 1.90%        $ 10.80                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.50%        $ 11.79                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.95%        $ 11.71                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.20%        $ 11.66                   321
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.25%        $ 11.65                 1,305
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.30%        $ 11.43                   231
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.35%        $ 11.63                    74
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.40%        $ 11.62                   738
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.50%        $ 11.60                 2,148
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.55%        $ 11.59                   425
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.60%        $ 11.58                   268
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.65%        $ 11.57                 1,759
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.70%        $ 11.56                   193
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.80%        $ 11.54                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.90%        $ 11.52                    --
EQ/GAMCO Small Company Value ..............     Class B 0.50%        $ 32.21                    --
EQ/GAMCO Small Company Value ..............     Class B 0.95%        $ 29.63                    --
EQ/GAMCO Small Company Value ..............     Class B 1.20%        $ 28.28                   341
EQ/GAMCO Small Company Value ..............     Class B 1.25%        $ 28.02                 1,848
EQ/GAMCO Small Company Value ..............     Class B 1.30%        $ 43.04                   156
EQ/GAMCO Small Company Value ..............     Class B 1.35%        $ 27.50                   141
EQ/GAMCO Small Company Value ..............     Class B 1.40%        $ 27.24                   640
EQ/GAMCO Small Company Value ..............     Class B 1.50%        $ 26.74                 2,995
EQ/GAMCO Small Company Value ..............     Class B 1.55%        $ 26.49                   519
EQ/GAMCO Small Company Value ..............     Class B 1.60%        $ 26.24                   291
EQ/GAMCO Small Company Value ..............     Class B 1.65%        $ 26.00                 1,796
EQ/GAMCO Small Company Value ..............     Class B 1.70%        $ 25.76                   233
EQ/GAMCO Small Company Value ..............     Class B 1.80%        $ 25.28                     1
EQ/GAMCO Small Company Value ..............     Class B 1.90%        $ 24.81                     6
EQ/International Growth ...................     Class B 0.50%        $ 14.46                    --
EQ/International Growth ...................     Class B 0.95%        $ 14.35                    --
EQ/International Growth ...................     Class B 1.20%        $ 14.29                   240
EQ/International Growth ...................     Class B 1.25%        $ 14.28                 1,109
EQ/International Growth ...................     Class B 1.30%        $  6.33                   363
EQ/International Growth ...................     Class B 1.35%        $ 14.25                    78
EQ/International Growth ...................     Class B 1.40%        $ 14.24                   436
EQ/International Growth ...................     Class B 1.50%        $ 14.22                 1,341
EQ/International Growth ...................     Class B 1.55%        $ 14.20                   310
EQ/International Growth ...................     Class B 1.60%        $ 14.19                   273
EQ/International Growth ...................     Class B 1.65%        $ 14.18                 1,674
EQ/International Growth ...................     Class B 1.70%        $ 14.17                   269
EQ/International Growth ...................     Class B 1.80%        $ 14.14                     3
EQ/International Growth ...................     Class B 1.90%        $ 14.12                    --
EQ/Janus Large Cap Growth .................     Class B 0.50%        $  6.72                    --
EQ/Janus Large Cap Growth .................     Class B 0.95%        $  6.53                    17
EQ/Janus Large Cap Growth .................     Class B 1.20%        $  6.43                 4,810
EQ/Janus Large Cap Growth .................     Class B 1.25%        $ 12.28                 1,601
EQ/Janus Large Cap Growth .................     Class B 1.30%        $ 12.77                    80

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
EQ/Janus Large Cap Growth ...............     Class B 1.35%        $  6.36                   839
EQ/Janus Large Cap Growth ...............     Class B 1.40%        $  6.34                 6,556
EQ/Janus Large Cap Growth ...............     Class B 1.50%        $ 12.18                 2,498
EQ/Janus Large Cap Growth ...............     Class B 1.55%        $  6.28                 4,487
EQ/Janus Large Cap Growth ...............     Class B 1.60%        $  6.26                 5,400
EQ/Janus Large Cap Growth ...............     Class B 1.65%        $ 12.12                 1,717
EQ/Janus Large Cap Growth ...............     Class B 1.70%        $  6.22                   886
EQ/Janus Large Cap Growth ...............     Class B 1.80%        $  6.18                    42
EQ/Janus Large Cap Growth ...............     Class B 1.90%        $  6.14                    33
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.48                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 14.86                    24
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.53                10,809
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 10.89                13,554
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 10.84                 1,106
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.33                 6,838
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.27                15,682
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.80                17,343
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.07                 7,950
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.01                12,428
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.74                11,680
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 13.88                 1,477
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.75                   187
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.63                    38
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.46                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.71                    12
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 16.31                 3,079
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.67                 1,576
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.59                   104
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 16.07                10,415
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.99                 3,983
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.55                 1,785
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.76                 4,048
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.68                 4,115
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.47                 1,769
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.53                   351
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 15.37                    78
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 15.22                    16
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 11.33                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 11.27                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 11.24                   605
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 11.23                 2,181
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 11.22                   314
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 11.38                   182
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 11.21                 1,110
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 11.19                 3,427
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 11.19                   738
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 11.18                   784
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 11.17                 5,957
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 11.17                   532
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 11.15                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 11.14                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.19                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.11                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.07                   370
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.06                 1,819
EQ/Long Term Bond .......................     Class B 1.30%        $  7.67                   249

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.04                   287
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.04                 1,060
EQ/Long Term Bond ........................     Class B 1.50%        $ 10.02                 2,606
EQ/Long Term Bond ........................     Class B 1.55%        $ 10.01                   567
EQ/Long Term Bond ........................     Class B 1.60%        $ 10.00                   390
EQ/Long Term Bond ........................     Class B 1.65%        $  9.99                   878
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   135
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.95                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.43                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.34                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.29                   438
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.28                 1,836
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.32                   291
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.25                   490
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.24                 1,083
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.22                 2,458
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.21                   501
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.20                   502
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.19                 3,163
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.18                   308
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.16                     1
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.14                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 11.91                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 11.82                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 11.77                   117
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 11.76                   841
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 11.83                    92
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 11.74                    80
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 11.73                   339
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 11.71                 1,013
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 11.70                   138
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 11.69                   166
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 11.68                 1,248
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 11.67                   196
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 11.65                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 11.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.54                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.45                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.40                   597
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.39                 3,813
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.50                   408
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.36                   214
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.35                 1,071
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.33                 4,143
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.32                   531
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.31                   519
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.30                 5,585
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.29                   591
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.27                     1
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.25                     1
EQ/Marsico Focus .........................     Class B 0.50%        $ 17.20                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 16.79                    22
EQ/Marsico Focus .........................     Class B 1.20%        $ 16.57                13,414
EQ/Marsico Focus .........................     Class B 1.25%        $ 13.64                17,558
EQ/Marsico Focus .........................     Class B 1.30%        $ 13.60                 1,416

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Marsico Focus .........................     Class B 1.35%        $ 16.44                 1,821
EQ/Marsico Focus .........................     Class B 1.40%        $ 16.39                19,097
EQ/Marsico Focus .........................     Class B 1.50%        $ 13.52                22,005
EQ/Marsico Focus .........................     Class B 1.55%        $ 16.26                 2,666
EQ/Marsico Focus .........................     Class B 1.60%        $ 16.22                10,192
EQ/Marsico Focus .........................     Class B 1.65%        $ 13.45                20,022
EQ/Marsico Focus .........................     Class B 1.70%        $ 16.13                 2,714
EQ/Marsico Focus .........................     Class B 1.80%        $ 16.04                    63
EQ/Marsico Focus .........................     Class B 1.90%        $ 15.95                     4
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 26.27                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 25.15                     1
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 24.54                 4,984
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 14.49                 7,573
EQ/Mercury Basic Value Equity ............     Class B 1.30%        $ 14.42                   385
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 24.18                 2,960
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 24.06                 7,155
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 14.37                10,040
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 23.71                 1,301
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 23.60                 3,644
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 14.30                 5,785
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 23.37                   856
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 23.14                    51
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 22.91                    12
EQ/Mercury International Value ...........     Class B 0.50%        $ 24.88                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 23.81                    30
EQ/Mercury International Value ...........     Class B 1.20%        $ 23.24                 4,607
EQ/Mercury International Value ...........     Class B 1.25%        $ 18.13                 7,280
EQ/Mercury International Value ...........     Class B 1.30%        $ 18.04                   590
EQ/Mercury International Value ...........     Class B 1.35%        $ 22.90                 6,421
EQ/Mercury International Value ...........     Class B 1.40%        $ 22.79                 6,439
EQ/Mercury International Value ...........     Class B 1.50%        $ 17.98                10,173
EQ/Mercury International Value ...........     Class B 1.55%        $ 22.46                 3,580
EQ/Mercury International Value ...........     Class B 1.60%        $ 22.35                 4,311
EQ/Mercury International Value ...........     Class B 1.65%        $ 17.89                 7,223
EQ/Mercury International Value ...........     Class B 1.70%        $ 22.13                 1,052
EQ/Mercury International Value ...........     Class B 1.80%        $ 21.91                    64
EQ/Mercury International Value ...........     Class B 1.90%        $ 21.70                     8
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 16.39                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 15.69                    22
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 15.31                 1,300
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 13.06                 1,399
EQ/MFS Emerging Growth Companies .........     Class B 1.30%        $ 13.00                    58
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 15.09                 5,280
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 15.02                 1,899
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.95                 2,120
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 14.80                 2,090
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 14.72                 3,075
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.89                 1,215
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 14.58                   192
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 14.44                     9
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 14.30                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 11.33                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $ 10.93                     4
EQ/MFS Investors Trust ...................     Class B 1.20%        $ 10.71                 3,293
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 13.74                 1,098
EQ/MFS Investors Trust ...................     Class B 1.30%        $ 13.69                    37

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/MFS Investors Trust ..............     Class B 1.35%        $ 10.58                 3,675
EQ/MFS Investors Trust ..............     Class B 1.40%        $ 10.54                 3,928
EQ/MFS Investors Trust ..............     Class B 1.50%        $ 13.63                 1,278
EQ/MFS Investors Trust ..............     Class B 1.55%        $ 10.41                 4,130
EQ/MFS Investors Trust ..............     Class B 1.60%        $ 10.37                 6,684
EQ/MFS Investors Trust ..............     Class B 1.65%        $ 13.56                 1,455
EQ/MFS Investors Trust ..............     Class B 1.70%        $ 10.28                   510
EQ/MFS Investors Trust ..............     Class B 1.80%        $ 10.20                    56
EQ/MFS Investors Trust ..............     Class B 1.90%        $ 10.12                     5
EQ/Money Market .....................     Class B 0.00%        $ 41.55                   197
EQ/Money Market .....................     Class B 0.50%        $ 36.58                    --
EQ/Money Market .....................     Class B 0.95%        $ 32.60                    10
EQ/Money Market .....................     Class B 1.20%        $ 30.57                 1,365
EQ/Money Market .....................     Class B 1.25%        $ 10.38                 3,721
EQ/Money Market .....................     Class B 1.30%        $ 10.24                   702
EQ/Money Market .....................     Class B 1.35%        $ 29.41                 2,410
EQ/Money Market .....................     Class B 1.40%        $ 29.03                 2,668
EQ/Money Market .....................     Class B 1.50%        $ 10.29                 9,565
EQ/Money Market .....................     Class B 1.55%        $ 27.92                 2,933
EQ/Money Market .....................     Class B 1.60%        $ 27.57                 3,996
EQ/Money Market .....................     Class B 1.65%        $ 10.24                 4,632
EQ/Money Market .....................     Class B 1.70%        $ 26.86                 1,102
EQ/Money Market .....................     Class B 1.80%        $ 26.18                    24
EQ/Money Market .....................     Class B 1.90%        $ 25.51                     8
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  5.26                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  5.07                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.97                   143
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.95                 1,387
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  1.98                   449
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.91                    28
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.89                   389
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.85                 2,170
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.83                   155
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.81                   206
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.79                 1,430
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.77                    83
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.73                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.69                    --
EQ/Mutual Shares ....................     Class B 0.50%        $ 10.74                    --
EQ/Mutual Shares ....................     Class B 0.95%        $ 10.72                    --
EQ/Mutual Shares ....................     Class B 1.20%        $ 10.71                   372
EQ/Mutual Shares ....................     Class B 1.25%        $ 10.71                 1,134
EQ/Mutual Shares ....................     Class B 1.30%        $ 10.71                   666
EQ/Mutual Shares ....................     Class B 1.35%        $ 10.71                    92
EQ/Mutual Shares ....................     Class B 1.40%        $ 10.71                   565
EQ/Mutual Shares ....................     Class B 1.50%        $ 10.70                 1,152
EQ/Mutual Shares ....................     Class B 1.55%        $ 10.70                   623
EQ/Mutual Shares ....................     Class B 1.60%        $ 10.70                   372
EQ/Mutual Shares ....................     Class B 1.65%        $ 10.70                 2,470
EQ/Mutual Shares ....................     Class B 1.70%        $ 10.70                   258
EQ/Mutual Shares ....................     Class B 1.80%        $ 10.69                     9
EQ/Mutual Shares ....................     Class B 1.90%        $ 10.69                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.12                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.10                   135
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.10                   217

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                    Contract charges     Unit Value     Units Outstanding (000's)
                                                   ------------------   ------------   --------------------------
EQ/Oppenheimer Global ..........................     Class B 1.30%        $ 11.10                   158
EQ/Oppenheimer Global ..........................     Class B 1.35%        $ 11.09                    34
EQ/Oppenheimer Global ..........................     Class B 1.40%        $ 11.09                   205
EQ/Oppenheimer Global ..........................     Class B 1.50%        $ 11.09                   270
EQ/Oppenheimer Global ..........................     Class B 1.55%        $ 11.09                   227
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.09                    61
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.08                   367
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.08                    83
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.08                     1
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 10.96                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 10.95                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 10.94                    12
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 10.93                   111
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 10.93                    35
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 10.93                    10
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 10.93                    84
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 10.93                   144
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 10.92                   158
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 10.92                    21
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 10.92                   133
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 10.92                    20
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 10.92                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 10.91                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 11.13                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 11.10                    20
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 11.10                   122
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 11.10                    96
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 11.10                     9
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 11.10                    49
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 11.09                   155
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 11.09                   186
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 11.09                    30
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 11.09                   182
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 11.09                    19
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 11.08                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 11.08                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $  9.98                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $  9.91                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $  9.86                 1,522
EQ/PIMCO Real Return ...........................     Class B 1.25%        $  9.86                 6,212
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  8.59                   841
EQ/PIMCO Real Return ...........................     Class B 1.35%        $  9.84                   431
EQ/PIMCO Real Return ...........................     Class B 1.40%        $  9.83                 2,107
EQ/PIMCO Real Return ...........................     Class B 1.50%        $  9.81                 8,347
EQ/PIMCO Real Return ...........................     Class B 1.55%        $  9.81                 1,202
EQ/PIMCO Real Return ...........................     Class B 1.60%        $  9.80                 1,411
EQ/PIMCO Real Return ...........................     Class B 1.65%        $  9.79                 8,303
EQ/PIMCO Real Return ...........................     Class B 1.70%        $  9.78                   730
EQ/PIMCO Real Return ...........................     Class B 1.80%        $  9.76                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $  9.75                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.38                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.30                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.26                   356
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.25                 1,130

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                     Contract charges     Unit Value     Units Outstanding (000's)
                                    ------------------   ------------   --------------------------
EQ/Short Duration Bond ..........     Class B 1.30%        $  9.87                   111
EQ/Short Duration Bond ..........     Class B 1.35%        $ 10.23                   185
EQ/Short Duration Bond ..........     Class B 1.40%        $ 10.23                   497
EQ/Short Duration Bond ..........     Class B 1.50%        $ 10.21                   979
EQ/Short Duration Bond ..........     Class B 1.55%        $ 10.20                   205
EQ/Short Duration Bond ..........     Class B 1.60%        $ 10.19                   593
EQ/Short Duration Bond ..........     Class B 1.65%        $ 10.18                 1,594
EQ/Short Duration Bond ..........     Class B 1.70%        $ 10.17                   202
EQ/Short Duration Bond ..........     Class B 1.80%        $ 10.16                     3
EQ/Short Duration Bond ..........     Class B 1.90%        $ 10.14                     7
EQ/Small Cap Value ..............     Class B 0.50%        $ 21.25                    --
EQ/Small Cap Value ..............     Class B 0.95%        $ 20.40                    16
EQ/Small Cap Value ..............     Class B 1.20%        $ 19.94                 6,898
EQ/Small Cap Value ..............     Class B 1.25%        $ 15.00                 8,534
EQ/Small Cap Value ..............     Class B 1.30%        $ 14.93                   327
EQ/Small Cap Value ..............     Class B 1.35%        $ 19.67                 3,861
EQ/Small Cap Value ..............     Class B 1.40%        $ 19.58                 9,327
EQ/Small Cap Value ..............     Class B 1.50%        $ 14.88                11,213
EQ/Small Cap Value ..............     Class B 1.55%        $ 19.31                 2,465
EQ/Small Cap Value ..............     Class B 1.60%        $ 19.22                 5,693
EQ/Small Cap Value ..............     Class B 1.65%        $ 14.80                 7,719
EQ/Small Cap Value ..............     Class B 1.70%        $ 19.05                 1,201
EQ/Small Cap Value ..............     Class B 1.80%        $ 18.88                    77
EQ/Small Cap Value ..............     Class B 1.90%        $ 18.70                    16
EQ/Small Company Growth .........     Class B 0.50%        $  9.42                    --
EQ/Small Company Growth .........     Class B 0.95%        $  9.09                     5
EQ/Small Company Growth .........     Class B 1.20%        $  8.90                   680
EQ/Small Company Growth .........     Class B 1.25%        $  8.87                 3,735
EQ/Small Company Growth .........     Class B 1.30%        $  5.09                   574
EQ/Small Company Growth .........     Class B 1.35%        $  8.79                   259
EQ/Small Company Growth .........     Class B 1.40%        $  8.76                 1,478
EQ/Small Company Growth .........     Class B 1.50%        $  8.69                 5,187
EQ/Small Company Growth .........     Class B 1.55%        $  8.65                   627
EQ/Small Company Growth .........     Class B 1.60%        $  8.61                   605
EQ/Small Company Growth .........     Class B 1.65%        $  8.58                 3,530
EQ/Small Company Growth .........     Class B 1.70%        $  8.54                   475
EQ/Small Company Growth .........     Class B 1.80%        $  8.47                    --
EQ/Small Company Growth .........     Class B 1.90%        $  8.40                    --
EQ/Small Company Index ..........     Class B 0.50%        $ 18.52                    --
EQ/Small Company Index ..........     Class B 0.95%        $ 17.78                    15
EQ/Small Company Index ..........     Class B 1.20%        $ 17.38                 3,525
EQ/Small Company Index ..........     Class B 1.25%        $ 14.92                 3,972
EQ/Small Company Index ..........     Class B 1.30%        $ 14.85                   370
EQ/Small Company Index ..........     Class B 1.35%        $ 17.14                 1,660
EQ/Small Company Index ..........     Class B 1.40%        $ 17.06                 5,392
EQ/Small Company Index ..........     Class B 1.50%        $ 14.80                 5,853
EQ/Small Company Index ..........     Class B 1.55%        $ 16.83                 1,231
EQ/Small Company Index ..........     Class B 1.60%        $ 16.75                 2,912
EQ/Small Company Index ..........     Class B 1.65%        $ 14.72                 4,061
EQ/Small Company Index ..........     Class B 1.70%        $ 16.60                   744
EQ/Small Company Index ..........     Class B 1.80%        $ 16.45                    18
EQ/Small Company Index ..........     Class B 1.90%        $ 16.30                     4
EQ/TCW Equity ...................     Class B 0.50%        $ 19.34                    --
EQ/TCW Equity ...................     Class B 0.95%        $ 17.79                    --
EQ/TCW Equity ...................     Class B 1.20%        $ 16.98                    96
EQ/TCW Equity ...................     Class B 1.25%        $ 16.82                   578

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.30%        $  6.37                   154
EQ/TCW Equity .................................     Class B 1.35%        $ 16.51                   145
EQ/TCW Equity .................................     Class B 1.40%        $ 16.36                   159
EQ/TCW Equity .................................     Class B 1.50%        $ 16.05                 1,017
EQ/TCW Equity .................................     Class B 1.55%        $ 15.90                    71
EQ/TCW Equity .................................     Class B 1.60%        $ 15.76                   104
EQ/TCW Equity .................................     Class B 1.65%        $ 15.61                   907
EQ/TCW Equity .................................     Class B 1.70%        $ 15.46                    47
EQ/TCW Equity .................................     Class B 1.80%        $ 15.18                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 14.89                    --
EQ/Templeton Growth ...........................     Class B 0.50%        $ 10.79                    --
EQ/Templeton Growth ...........................     Class B 0.95%        $ 10.77                    --
EQ/Templeton Growth ...........................     Class B 1.20%        $ 10.76                   237
EQ/Templeton Growth ...........................     Class B 1.25%        $ 10.76                   950
EQ/Templeton Growth ...........................     Class B 1.30%        $ 10.76                   526
EQ/Templeton Growth ...........................     Class B 1.35%        $ 10.76                    98
EQ/Templeton Growth ...........................     Class B 1.40%        $ 10.76                   388
EQ/Templeton Growth ...........................     Class B 1.50%        $ 10.75                 1,003
EQ/Templeton Growth ...........................     Class B 1.55%        $ 10.75                   531
EQ/Templeton Growth ...........................     Class B 1.60%        $ 10.75                   298
EQ/Templeton Growth ...........................     Class B 1.65%        $ 10.75                 2,001
EQ/Templeton Growth ...........................     Class B 1.70%        $ 10.75                   178
EQ/Templeton Growth ...........................     Class B 1.80%        $ 10.74                     9
EQ/Templeton Growth ...........................     Class B 1.90%        $ 10.74                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  6.70                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  6.46                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  6.33                   473
EQ/UBS Growth and Income ......................     Class B 1.25%        $  6.30                 2,323
EQ/UBS Growth and Income ......................     Class B 1.30%        $  2.47                   473
EQ/UBS Growth and Income ......................     Class B 1.35%        $  6.25                   177
EQ/UBS Growth and Income ......................     Class B 1.40%        $  6.22                   633
EQ/UBS Growth and Income ......................     Class B 1.50%        $  6.17                 4,330
EQ/UBS Growth and Income ......................     Class B 1.55%        $  6.15                   424
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.12                   397
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.10                 2,346
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.07                   104
EQ/UBS Growth and Income ......................     Class B 1.80%        $  6.02                     3
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.97                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 12.10                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 12.00                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.95                   811
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.94                 4,735
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.93                   664
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.92                   349
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.91                   977
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.89                 3,972
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.88                   900
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.87                   647
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.86                 7,856
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.85                   602
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.83                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.81                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 20.43                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 19.58                    22
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 19.12                 4,088
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 24.92                 6,367

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 24.80                   625
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 18.85                 2,967
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 18.76                 8,412
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 24.71                10,717
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 18.50                 2,602
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 18.41                 4,518
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 24.59                 6,050
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 18.23                 1,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 18.06                    24
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 17.89                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 13.53                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 13.43                     3
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 13.37                   320
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 13.36                 2,067
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 13.35                   298
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 13.34                   109
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 13.33                   553
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 13.30                 2,056
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 13.29                   361
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 13.28                   322
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 13.27                 2,350
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 13.26                   297
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 13.24                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 13.21                     1
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.50%        $ 14.49                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.95%        $ 14.38                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.20%        $ 14.32                   238
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.25%        $ 14.26                   885
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.30%        $ 14.27                   173
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.35%        $ 14.28                   117
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.40%        $ 14.27                   746
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.50%        $ 14.18                 1,463
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.55%        $ 14.24                   407
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.60%        $ 14.22                   168
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.65%        $ 14.13                 1,072
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.70%        $ 14.12                   146
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.80%        $ 14.18                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.90%        $ 14.15                    --
U.S. Real Estate -- Class II ..................     Class B 1.20%        $ 19.98                 1,240
U.S. Real Estate -- Class II ..................     Class B 1.25%        $ 23.18                 4,905
U.S. Real Estate -- Class II ..................     Class B 1.30%        $ 23.14                   450
U.S. Real Estate -- Class II ..................     Class B 1.40%        $ 19.86                 2,852
U.S. Real Estate -- Class II ..................     Class B 1.50%        $ 22.99                 8,575
U.S. Real Estate -- Class II ..................     Class B 1.55%        $ 22.95                   803
U.S. Real Estate -- Class II ..................     Class B 1.60%        $ 19.75                   578
U.S. Real Estate -- Class II ..................     Class B 1.65%        $ 22.87                 4,729
U.S. Real Estate -- Class II ..................     Class B 1.70%        $ 22.83                   660


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 29,703,030       $10,756,216        $21,788,318
 Expenses:
  Asset-based charges ............................     14,029,038         3,742,978          8,903,541
                                                     ------------       -----------        -----------
Net Investment Income (Loss) .....................     15,673,992         7,013,238         12,884,777
                                                     ------------       -----------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     14,998,480         1,502,736          5,347,993
  Realized gain distribution from The Trusts .....     18,840,019         2,638,475          9,764,493
                                                     ------------       -----------        -----------
 Net realized gain (loss) ........................     33,838,499         4,141,211         15,112,486
                                                     ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    103,372,599         3,023,438         17,217,599
                                                     ------------       -----------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    137,211,098         7,164,649         32,330,085
                                                     ------------       -----------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $152,885,090       $14,177,887        $45,214,862
                                                     ============       ===========        ===========



                                                                                       AXA Premier     AXA Premier
                                                    AXA Moderate    AXA Moderate-    VIP Aggressive      VIP Core
                                                     Allocation    Plus Allocation       Equity            Bond
                                                   -------------- ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $106,208,725     $137,540,499    $          --    $ 26,097,435
 Expenses:
  Asset-based charges ............................    51,093,087       64,089,521        1,916,467       9,032,247
                                                    ------------     ------------    -------------    ------------
Net Investment Income (Loss) .....................    55,115,638       73,450,978       (1,916,467)     17,065,188
                                                    ------------     ------------    -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    50,086,999       22,857,996        2,455,423      (3,228,993)
  Realized gain distribution from The Trusts .....    33,539,598       67,592,612               --              --
                                                    ------------     ------------    -------------    ------------
 Net realized gain (loss) ........................    83,626,597       90,450,608        2,455,423      (3,228,993)
                                                    ------------     ------------    -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   173,314,324      393,209,957        3,774,787         531,953
                                                    ------------     ------------    -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   256,940,921      483,660,565        6,230,210      (2,697,040)
                                                    ------------     ------------    -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $312,056,559     $557,111,543    $   4,313,743    $ 14,368,148
                                                    ============     ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                      Health Care        High Yield         Equity
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   2,839,666     $ 62,371,598       $ 9,926,728
 Expenses:
  Asset-based charges ............................       3,911,081       12,933,488         6,477,057
                                                     -------------     ------------       -----------
Net Investment Income (Loss) .....................      (1,071,415)      49,438,110         3,449,671
                                                     -------------     ------------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       5,886,875       (2,437,337)       23,099,486
  Realized gain distribution from The Trusts .....      10,236,194               --        14,924,221
                                                     -------------     ------------       -----------
 Net realized gain (loss) ........................      16,123,069       (2,437,337)       38,023,707
                                                     -------------     ------------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (5,318,741)      25,299,389        51,542,872
                                                     -------------     ------------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      10,804,328       22,862,052        89,566,579
                                                     -------------     ------------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   9,732,913     $ 72,300,162       $93,016,250
                                                     =============     ============       ===========



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Large Cap          Mid Cap
                                                      Core Equity          Growth            Value             Growth
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    971,181      $          --      $14,107,912     $    2,028,596
 Expenses:
  Asset-based charges ............................      2,329,478          4,293,703        7,213,734          5,786,585
                                                     ------------      -------------      -----------     --------------
Net Investment Income (Loss) .....................     (1,358,297)        (4,293,703)       6,894,178         (3,757,989)
                                                     ------------      -------------      -----------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,212,774         10,590,463       21,923,723         15,684,360
  Realized gain distribution from The Trusts .....      3,168,598         14,564,725        8,300,864         38,754,185
                                                     ------------      -------------      -----------     --------------
 Net realized gain (loss) ........................     10,381,372         25,155,188       30,224,587         54,438,545
                                                     ------------      -------------      -----------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370        (24,507,555)      46,119,311        (20,798,505)
                                                     ------------      -------------      -----------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     19,756,742            647,633       76,343,898         33,640,040
                                                     ------------      -------------      -----------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 18,398,445      $  (3,646,070)     $83,238,076     $   29,882,051
                                                     ============      =============      ===========     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Premier                                             EQ/AllianceBernstein
                                                      VIP Mid       AXA Premier    EQ/AllianceBernstein          Growth and
                                                     Cap Value    VIP Technology       Common Stock                Income
                                                   ------------- ---------------- ----------------------   ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 6,864,636    $         --        $ 15,778,424             $ 11,494,436
 Expenses:
  Asset-based charges ............................    5,784,829       3,852,955          18,810,607               11,475,879
                                                    -----------    ------------        ------------             ------------
Net Investment Income (Loss) .....................    1,079,807      (3,852,955)         (3,032,183)                  18,557
                                                    -----------    ------------        ------------             ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    7,687,849      18,894,807          10,309,154               34,038,245
  Realized gain distribution from The Trusts .....   38,439,311              --                  --               40,677,600
                                                    -----------    ------------        ------------             ------------
 Net realized gain (loss) ........................   46,127,160      18,894,807          10,309,154               74,715,845
                                                    -----------    ------------        ------------             ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,072,576        (647,907)        107,617,750               53,951,444
                                                    -----------    ------------        ------------             ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   48,199,736      18,246,900         117,926,904              128,667,289
                                                    -----------    ------------        ------------             ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $49,279,543    $ 14,393,945        $114,894,721             $128,685,846
                                                    ===========    ============        ============             ============


                                                     EQ/AllianceBernstein
                                                         Intermediate                               EQ/AllianceBernstein
                                                          Government       EQ/AllianceBernstein          Large Cap
                                                          Securities           International               Growth
                                                    --------------------- ----------------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 11,847,556           $ 11,553,426            $          --
 Expenses:
  Asset-based charges ............................         4,322,579             10,886,196                5,857,056
                                                        ------------           ------------            -------------
Net Investment Income (Loss) .....................         7,524,977                667,230               (5,857,056)
                                                        ------------           ------------            -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,558,482)            40,329,142               (8,167,636)
  Realized gain distribution from The Trusts .....                --             62,240,858                       --
                                                        ------------           ------------            -------------
 Net realized gain (loss) ........................        (3,558,482)           102,570,000               (8,167,636)
                                                        ------------           ------------            -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           884,376             45,112,493                3,033,875
                                                        ------------           ------------            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (2,674,106)           147,682,493               (5,133,761)
                                                        ------------           ------------            -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  4,850,871           $148,349,723            $ (10,990,817)
                                                        ============           ============            =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                        Quality Bond              Growth                 Value
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 14,317,809         $           --          $ 26,431,404
 Expenses:
  Asset-based charges ............................         5,064,152              6,882,050            23,163,009
                                                        ------------         --------------          ------------
Net Investment Income (Loss) .....................         9,253,657             (6,882,050)            3,268,395
                                                        ------------         --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (1,461,815)            25,528,769            53,364,624
  Realized gain distribution from The Trusts .....                --             39,342,310           100,819,666
                                                        ------------         --------------          ------------
 Net realized gain (loss) ........................        (1,461,815)            64,871,079           154,184,290
                                                        ------------         --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           531,264            (26,666,433)          137,657,087
                                                        ------------         --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (930,551)            38,204,646           291,841,377
                                                        ------------         --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  8,323,106         $   31,322,596          $295,109,772
                                                        ============         ==============          ============



                                                                      EQ/AXA Rosenberg      EQ/Boston       EQ/Calvert
                                                        EQ/Ariel         Value Long/     Advisors Equity     Socially
                                                    Appreciation II     Short Equity          Income        Responsible
                                                   ----------------- ------------------ ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  267,962       $   4,110,317       $ 3,986,317      $       --
 Expenses:
  Asset-based charges ............................       291,781           2,153,708         2,428,989         742,550
                                                      ----------       -------------       -----------      ----------
Net Investment Income (Loss) .....................       (23,819)          1,956,609         1,557,328        (742,550)
                                                      ----------       -------------       -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       210,135           4,095,693         3,943,210       2,037,837
  Realized gain distribution from The Trusts .....         8,195                  --         7,976,807         574,016
                                                      ----------       -------------       -----------      ----------
 Net realized gain (loss) ........................       218,330           4,095,693        11,920,017       2,611,853
                                                      ----------       -------------       -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924          (6,824,124)        9,378,475          52,284
                                                      ----------       -------------       -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,792,254          (2,728,431)       21,298,492       2,664,137
                                                      ----------       -------------       -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,768,435       $    (771,822)      $22,855,820      $1,921,587
                                                      ==========       =============       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                      EQ/Capital      EQ/Capital      EQ/Capital
                                                       Guardian        Guardian        Guardian
                                                        Growth      International      Research
                                                   --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    602,695    $ 11,748,459    $  4,049,220
 Expenses:
  Asset-based charges ............................     4,847,760      12,598,808      10,441,955
                                                    ------------    ------------    ------------
Net Investment Income (Loss) .....................    (4,245,065)       (850,349)     (6,392,735)
                                                    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,210,597)     42,783,915      38,105,565
  Realized gain distribution from The Trusts .....            --      51,223,627              --
                                                    ------------    ------------    ------------
 Net realized gain (loss) ........................    (1,210,597)     94,007,542      38,105,565
                                                    ------------    ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    24,889,815      45,518,408      40,185,473
                                                    ------------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    23,679,218     139,525,950      78,291,038
                                                    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 19,434,153    $138,675,601    $ 71,898,303
                                                    ============    ============    ============


                                                      EQ/Capital     EQ/Caywood-Scholl     EQ/Davis
                                                       Guardian          High Yield        New York       EQ/Equity
                                                      U.S. Equity           Bond            Venture       500 Index
                                                   ---------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   11,910,989      $5,580,796        $  109,356    $ 24,041,465
 Expenses:
  Asset-based charges ............................      13,627,682       1,018,592           123,701      22,439,929
                                                    --------------      ----------        ----------    ------------
Net Investment Income (Loss) .....................      (1,716,693)      4,562,204           (14,345)      1,601,536
                                                    --------------      ----------        ----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      31,170,791         (69,222)           80,839      33,788,191
  Realized gain distribution from The Trusts .....      57,380,615              --                --      45,793,217
                                                    --------------      ----------        ----------    ------------
 Net realized gain (loss) ........................      88,551,406         (69,222)           80,839      79,581,408
                                                    --------------      ----------        ----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,739,224)        634,642         1,880,257     116,669,406
                                                    --------------      ----------        ----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      77,812,182         565,420         1,961,096     196,250,814
                                                    --------------      ----------        ----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   76,095,489      $5,127,624        $1,946,751    $197,852,350
                                                    ==============      ==========        ==========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                     EQ/Evergreen
                                                    International    EQ/Evergreen        EQ/FI
                                                         Bond            Omega          Mid Cap
                                                   --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  213,000     $    3,045,452   $30,454,947
 Expenses:
  Asset-based charges ............................      654,372          2,040,774    13,376,497
                                                     ----------     --------------   -----------
Net Investment Income (Loss) .....................     (441,372)         1,004,678    17,078,450
                                                     ----------     --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      109,342          4,896,180    33,709,607
  Realized gain distribution from The Trusts .....           --         11,288,166    35,967,237
                                                     ----------     --------------   -----------
 Net realized gain (loss) ........................      109,342         16,184,346    69,676,844
                                                     ----------     --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,728,670        (11,036,158)    1,200,281
                                                     ----------     --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,838,012          5,148,188    70,877,125
                                                     ----------     --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,396,640     $    6,152,866   $87,955,575
                                                     ==========     ==============   ===========



                                                                                   EQ/Franklin     EQ/GAMCO
                                                         EQ/FI       EQ/Franklin    Small Cap    Mergers and
                                                     Mid Cap Value    Income (a)    Value (a)    Acquisitions
                                                   ---------------- ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    2,797,083   $  715,331     $ 25,608     $3,465,579
 Expenses:
  Asset-based charges ............................      12,762,518      269,516       29,574        803,834
                                                    --------------   ----------     --------     ----------
Net Investment Income (Loss) .....................      (9,965,435)     445,815       (3,966)     2,661,745
                                                    --------------   ----------     --------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      32,980,766       27,122       42,739        857,482
  Realized gain distribution from The Trusts .....      80,417,222           --           --        220,632
                                                    --------------   ----------     --------     ----------
 Net realized gain (loss) ........................     113,397,988       27,122       42,739      1,078,114
                                                    --------------   ----------     --------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,969,222)   2,452,651      553,885      1,845,019
                                                    --------------   ----------     --------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     102,428,766    2,479,773      596,624      2,923,133
                                                    --------------   ----------     --------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   92,463,331   $2,925,588     $592,658     $5,584,878
                                                    ==============   ==========     ========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/GAMCO                           EQ/Janus
                                                    Small Company   EQ/International     Large Cap
                                                        Value            Growth            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 2,843,771       $  564,435      $          --
 Expenses:
  Asset-based charges ............................     2,535,374          680,197          3,244,501
                                                     -----------       ----------      -------------
Net Investment Income (Loss) .....................       308,397         (115,762)        (3,244,501)
                                                     -----------       ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,489,894        2,077,935          9,144,364
  Realized gain distribution from The Trusts .....    10,269,585               --                 --
                                                     -----------       ----------      -------------
 Net realized gain (loss) ........................    11,759,479        2,077,935          9,144,364
                                                     -----------       ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    16,610,542        7,914,167         (6,822,585)
                                                     -----------       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,370,021        9,992,102          2,321,779
                                                     -----------       ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $28,678,418       $9,876,340      $    (922,722)
                                                     ===========       ==========      =============



                                                                     EQ/JPMorgan       EQ/Legg
                                                     EQ/JPMorgan        Value        Mason Value       EQ/Long
                                                      Core Bond     Opportunities       Equity        Term Bond
                                                   --------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 53,085,608     $19,976,871    $     55,248    $   3,135,494
 Expenses:
  Asset-based charges ............................    17,538,269       6,603,455       1,693,033          897,921
                                                    ------------     -----------    ------------    -------------
Net Investment Income (Loss) .....................    35,547,339      13,373,416      (1,637,785)       2,237,573
                                                    ------------     -----------    ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,729,632)     18,055,308         (41,403)        (588,633)
  Realized gain distribution from The Trusts .....            --      12,243,888              --               --
                                                    ------------     -----------    ------------    -------------
 Net realized gain (loss) ........................    (1,729,632)     30,299,196         (41,403)        (588,633)
                                                    ------------     -----------    ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,523,222)     36,394,367      14,040,673         (837,876)
                                                    ------------     -----------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,252,854)     66,693,563      13,999,270       (1,426,509)
                                                    ------------     -----------    ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 31,294,485     $80,066,979    $ 12,361,485    $     811,064
                                                    ============     ===========    ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                      Growth and       Large Cap         Mid Cap
                                                        Income           Core             Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,055,006      $  476,859      $ 2,030,858
 Expenses:
  Asset-based charges ............................     1,159,698         536,392        2,448,129
                                                     -----------      ----------      -----------
Net Investment Income (Loss) .....................      (104,692)        (59,533)        (417,271)
                                                     -----------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     2,804,899         645,104        2,404,303
  Realized gain distribution from The Trusts .....       515,329         187,140        1,188,057
                                                     -----------      ----------      -----------
 Net realized gain (loss) ........................     3,320,228         832,244        3,592,360
                                                     -----------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     9,526,751       3,540,588       16,589,759
                                                     -----------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    12,846,979       4,372,832       20,182,119
                                                     -----------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $12,742,287      $4,313,299      $19,764,848
                                                     ===========      ==========      ===========

                                                                       EQ/Mercury      EQ/Mercury        EQ/MFS
                                                      EQ/Marsico      Basic Value    International   Emerging Growth
                                                         Focus           Equity          Value          Companies
                                                   ---------------- --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  10,652,136    $ 22,162,451    $ 32,119,561     $         --
 Expenses:
  Asset-based charges ............................     20,880,581      10,864,382      12,943,970        3,878,114
                                                    -------------    ------------    ------------     ------------
Net Investment Income (Loss) .....................    (10,228,445)     11,298,069      19,175,591       (3,878,114)
                                                    -------------    ------------    ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     44,177,868      25,802,966      47,919,054        3,594,117
  Realized gain distribution from The Trusts .....     27,883,399      31,902,257      35,976,263               --
                                                    -------------    ------------    ------------     ------------
 Net realized gain (loss) ........................     72,061,267      57,705,223      83,895,317        3,594,117
                                                    -------------    ------------    ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     52,234,685      66,932,813      86,672,220       15,908,179
                                                    -------------    ------------    ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,295,952     124,638,036     170,567,537       19,502,296
                                                    -------------    ------------    ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 114,067,507    $135,936,105    $189,743,128     $ 15,624,182
                                                    =============    ============    ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/MFS Investors     EQ/Money       EQ/Montag &
                                                          Trust           Market      Caldwell Growth
                                                   ------------------ -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  2,417,171     $25,036,995      $   56,558
 Expenses:
  Asset-based charges ............................       4,213,461       8,275,036         388,154
                                                      ------------     -----------      ----------
Net Investment Income (Loss) .....................      (1,796,290)     16,761,959        (331,596)
                                                      ------------     -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,569,821        (929,628)        547,727
  Realized gain distribution from The Trusts .....              --              --              --
                                                      ------------     -----------      ----------
 Net realized gain (loss) ........................       6,569,821        (929,628)        547,727
                                                      ------------     -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      25,655,767       1,036,353       1,556,349
                                                      ------------     -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      32,225,588         106,725       2,104,076
                                                      ------------     -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 30,429,298     $16,868,684      $1,772,480
                                                      ============     ===========      ==========



                                                                                     EQ/Oppenheimer   EQ/Oppenheimer
                                                      EQ/Mutual    EQ/Oppenheimer     Main Street       Main Street
                                                     Shares (a)      Global (a)     Opportunity (a)    Small Cap (a)
                                                   -------------- ---------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  105,125      $    5,413        $  121,315       $   66,181
 Expenses:
  Asset-based charges ............................      173,720          33,104            14,838           17,304
                                                     ----------      ----------        ----------       ----------
Net Investment Income (Loss) .....................      (68,595)        (27,691)          106,477           48,877
                                                     ----------      ----------        ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       35,029          33,909            10,462           11,454
  Realized gain distribution from The Trusts .....           --              --                --               --
                                                     ----------      ----------        ----------       ----------
 Net realized gain (loss) ........................       35,029          33,909            10,462           11,454
                                                     ----------      ----------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,369,256       1,332,000           948,198        1,029,959
                                                     ----------      ----------        ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    4,404,285       1,365,909           958,660        1,041,413
                                                     ----------      ----------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $4,335,690      $1,338,218        $1,065,137       $1,090,290
                                                     ==========      ==========        ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/PIMCO        EQ/Short        EQ/Small
                                                     Real Return    Duration Bond      Cap Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  11,756,424    $1,991,498      $ 52,088,172
 Expenses:
  Asset-based charges ............................      3,517,562       716,488        13,666,537
                                                    -------------    ----------      ------------
Net Investment Income (Loss) .....................      8,238,862     1,275,010        38,421,635
                                                    -------------    ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,120,384)      795,589        34,127,561
  Realized gain distribution from The Trusts .....             --            --        63,494,515
                                                    -------------    ----------      ------------
 Net realized gain (loss) ........................     (1,120,384)      795,589        97,622,076
                                                    -------------    ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)     (674,697)       (9,872,148)
                                                    -------------    ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (10,889,726)      120,892        87,749,928
                                                    -------------    ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (2,650,864)   $1,395,902      $126,171,563
                                                    =============    ==========      ============



                                                       EQ/Small         EQ/Small         EQ/TCW      EQ/Templeton
                                                    Company Growth   Company Index       Equity       Growth (a)
                                                   ---------------- --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,767,037      $ 5,524,211    $         --     $   75,736
 Expenses:
  Asset-based charges ............................     1,888,448        5,985,184         765,677        139,735
                                                      ----------      -----------    ------------     ----------
Net Investment Income (Loss) .....................      (121,411)        (460,973)       (765,677)       (63,999)
                                                      ----------      -----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     3,040,879       22,198,554         417,258         72,643
  Realized gain distribution from The Trusts .....             -       19,398,875              --             --
                                                      ----------      -----------    ------------     ----------
 Net realized gain (loss) ........................     3,040,879       41,597,429         417,258         72,643
                                                      ----------      -----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (504,014)      20,025,443      (2,505,475)     2,409,867
                                                      ----------      -----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,536,865       61,622,872      (2,088,217)     2,482,510
                                                      ----------      -----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,415,454      $61,161,899    $ (2,853,894)    $2,418,511
                                                      ==========      ===========    ============     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/UBS                        EQ/Van Kampen
                                                     Growth and    EQ/Van Kampen   Emerging Markets
                                                       Income         Comstock          Equity
                                                   -------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  488,627     $ 5,547,738      $  3,568,133
 Expenses:
  Asset-based charges ............................      796,608       2,617,141        11,694,605
                                                     ----------     -----------      ------------
Net Investment Income (Loss) .....................     (307,981)      2,930,597        (8,126,472)
                                                     ----------     -----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    1,364,045       1,808,637        89,758,456
  Realized gain distribution from The Trusts .....           --       1,005,970        74,353,959
                                                     ----------     -----------      ------------
 Net realized gain (loss) ........................    1,364,045       2,814,607       164,112,415
                                                     ----------     -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    5,780,182      20,800,049        85,184,589
                                                     ----------     -----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,144,227      23,614,656       249,297,004
                                                     ----------     -----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,836,246     $26,545,253      $241,170,532
                                                     ==========     ===========      ============



                                                    EQ/Van Kampen   EQ/Wells Fargo
                                                       Mid Cap        Montgomery     U.S. Real Estate --   AXA Target 2015
                                                        Growth         Small Cap           Class II        Allocation (a)
                                                   --------------- ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  402,794       $1,683,066        $  4,948,385           $24,860
 Expenses:
  Asset-based charges ............................    1,215,965          566,042           5,763,359                --
                                                     ----------       ----------        ------------           -------
Net Investment Income (Loss) .....................     (813,171)       1,117,024            (814,974)           24,860
                                                     ----------       ----------        ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,043,750          764,856          16,784,743                --
  Realized gain distribution from The Trusts .....      296,512           79,167          24,657,420                --
                                                     ----------       ----------        ------------           -------
 Net realized gain (loss) ........................    2,340,262          844,023          41,442,163                --
                                                     ----------       ----------        ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,666,673        5,237,856          80,940,880            53,735
                                                     ----------       ----------        ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,006,935        6,081,879         122,383,043            53,735
                                                     ----------       ----------        ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,193,764       $7,198,903        $121,568,069           $78,595
                                                     ==========       ==========        ============           =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Target 2025  AXA Target 2035   AXA Target 2045   EQ/International
                                                    Allocation (a)    Allocation (a)    Allocation (a)        ETF (a)
                                                   ---------------- ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $21,595          $17,915           $ 15,030          $ 45,975
 Expenses:
  Asset-based charges ............................           --               --                 --                --
                                                        -------          -------           --------          --------
Net Investment Income (Loss) .....................       21,595           17,915             15,030            45,975
                                                        -------          -------           --------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           --               --                 --                --
  Realized gain distribution from The Trusts .....           --               --                 --                --
                                                        -------          -------           --------          --------
 Net realized gain (loss) ........................           --               --                 --                --
                                                        -------          -------           --------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $86,892          $94,499           $101,207          $343,459
                                                        =======          =======           ========          ========

-------
(a) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Aggressive                    AXA Conservative
                                                               Allocation                         Allocation
                                                   ----------------------------------- ---------------------------------
                                                          2006              2005             2006             2005
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   15,673,992    $  13,724,749    $   7,013,238    $   3,832,339
 Net realized gain (loss) on investments .........       33,838,499        2,779,869        4,141,211        2,015,250
 Change in unrealized appreciation
  (depreciation) of investments ..................      103,372,599       17,138,005        3,023,438       (3,482,583)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      152,885,090       33,642,623       14,177,887        2,365,006
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      608,623,674      251,025,828       85,365,545       81,943,968
  Transfers between funds including
   guaranteed interest account, net ..............      174,693,853       73,773,473       34,906,229       26,325,884
  Transfers for contract benefits and
   terminations ..................................      (29,499,702)     (10,814,680)     (22,098,686)     (11,126,957)
  Contract maintenance charges ...................       (6,464,845)      (2,467,514)      (1,902,538)      (1,035,135)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      747,352,980      311,517,107       96,270,550       96,107,760
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        1,191,669          (89,233)        (124,990)         (64,041)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      901,429,739      345,070,497      110,323,447       98,408,725
Net Assets -- Beginning of Period ................      572,428,632      227,358,135      194,369,289       95,960,564
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,473,858,371    $ 572,428,632    $ 304,692,736    $ 194,369,289
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           74,287           32,393           31,705           20,699
 Units Redeemed ..................................          (17,379)          (5,687)         (22,724)         (11,660)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           56,908           26,706            8,981            9,039
                                                     ==============    =============    =============    =============

                                                         AXA Conservative-Plus                   AXA Moderate
                                                              Allocation                          Allocation
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,884,777    $  10,261,464     $   55,115,638     $   33,645,668
 Net realized gain (loss) on investments .........     15,112,486        3,074,994         83,626,597         22,251,020
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,217,599       (4,457,903)       173,314,324         38,109,879
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,214,862        8,878,555        312,056,559         94,006,567
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    225,583,089      197,994,576      1,115,491,895      1,035,944,140
  Transfers between funds including
   guaranteed interest account, net ..............     61,848,515       64,814,517        119,137,309        179,148,832
  Transfers for contract benefits and
   terminations ..................................    (35,483,542)     (17,188,790)      (195,212,280)      (112,078,288)
  Contract maintenance charges ...................     (4,303,346)      (1,899,117)       (27,119,948)       (15,665,860)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    247,644,716      243,721,186      1,012,296,976      1,087,348,824
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (64,888)         (93,467)           343,300             26,524
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................    292,794,690      252,506,274      1,324,696,835      1,181,381,915
Net Assets -- Beginning of Period ................    451,381,978      198,875,704      2,886,626,469      1,705,244,554
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 744,176,668    $ 451,381,978     $4,211,323,304     $2,886,626,469
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         39,936           31,072            127,090            119,680
 Units Redeemed ..................................        (18,106)          (8,778)           (48,144)           (25,679)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................         21,830           22,294             78,946             94,001
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Moderate-Plus                    AXA Premier VIP
                                                                Allocation                       Aggressive Equity
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   73,450,978     $   68,906,525    $  (1,916,467)    $ (1,635,364)
 Net realized gain (loss) on investments .........       90,450,608          5,542,881        2,455,423         (886,071)
 Change in unrealized appreciation
  (depreciation) of investments ..................      393,209,957         61,664,907        3,774,787        9,882,490
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      557,111,543        136,114,313        4,313,743        7,361,055
                                                     --------------     --------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,273,099,179      1,376,346,370       23,894,914       12,688,727
  Transfers between funds including
   guaranteed interest account, net ..............      741,014,922        422,308,028       (3,912,149)      (3,428,726)
  Transfers for contract benefits and
   terminations ..................................     (172,801,979)       (60,173,947)     (11,334,834)      (8,731,003)
  Contract maintenance charges ...................      (30,895,947)       (10,806,386)        (803,940)        (652,762)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,810,416,175      1,727,674,065        7,843,991         (123,764)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          256,404             83,248         (190,880)          43,561
                                                     --------------     --------------    -------------     ------------
Increase (Decrease) in Net Assets ................    3,367,784,122      1,863,705,130       11,966,854        7,280,852
Net Assets -- Beginning of Period ................    2,819,240,792        955,535,662      127,365,599      120,084,747
                                                     --------------     --------------    -------------     ------------
Net Assets -- End of Period ......................   $6,187,024,914     $2,819,240,792    $ 139,332,453     $127,365,599
                                                     ==============     ==============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          274,844            170,804            2,935            1,652
 Units Redeemed ..................................          (55,452)           (22,298)          (1,573)            (930)
                                                     --------------     --------------    -------------     ------------
 Net Increase (Decrease) .........................          219,392            148,506            1,362              722
                                                     ==============     ==============    =============     ============



                                                            AXA Premier VIP                  AXA Premier VIP
                                                               Core Bond                       Health Care
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  17,065,188    $  12,778,447    $  (1,071,415)   $  2,564,236
 Net realized gain (loss) on investments .........     (3,228,993)        (504,254)      16,123,069      12,098,500
 Change in unrealized appreciation
  (depreciation) of investments ..................        531,953      (10,201,214)      (5,318,741)     (2,113,272)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     14,368,148        2,072,979        9,732,913      12,549,464
                                                    -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     59,159,269       76,464,229       54,077,910      45,695,129
  Transfers between funds including
   guaranteed interest account, net ..............     (4,815,279)     (14,906,411)      (3,586,124)      2,660,750
  Transfers for contract benefits and
   terminations ..................................    (43,702,823)     (36,709,260)     (13,415,982)     (9,484,194)
  Contract maintenance charges ...................     (5,024,568)      (4,760,796)      (2,170,542)     (1,661,233)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      5,616,599       20,087,762       34,905,262      37,210,452
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (146,797)          33,463          (83,997)         31,410
                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................     19,837,950       22,194,204       44,554,178      49,791,326
Net Assets -- Beginning of Period ................    631,385,863      609,191,659      246,313,977     196,522,651
                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................  $ 651,223,813    $ 631,385,863    $ 290,868,155    $246,313,977
                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,126           18,049            9,476           7,939
 Units Redeemed ..................................        (17,391)         (15,775)          (6,728)         (4,827)
                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................            735            2,274            2,748           3,112
                                                    =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  49,438,110    $  54,135,281    $   3,449,671    $   7,355,722
 Net realized gain (loss) on investments .........     (2,437,337)       1,318,187       38,023,707       24,902,878
 Change in unrealized appreciation
  (depreciation) of investments ..................     25,299,389      (41,779,232)      51,542,872        6,546,929
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     72,300,162       13,674,236       93,016,250       38,805,529
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,533,499      116,013,764      112,104,399       59,482,304
  Transfers between funds including
   guaranteed interest account, net ..............    (26,814,029)     (46,726,687)      59,555,542        1,927,951
  Transfers for contract benefits and
   terminations ..................................    (66,378,158)     (60,672,317)     (21,601,547)     (11,845,909)
  Contract maintenance charges ...................     (6,323,126)      (5,711,889)      (3,377,140)      (2,074,231)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (13,981,814)       2,902,871      146,681,254       47,490,115
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        117,065           37,468           (8,075)          33,467
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     58,435,413       16,614,575      239,689,429       86,329,111
Net Assets -- Beginning of Period ................    877,389,710      860,775,135      328,909,824      242,580,713
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 935,825,123    $ 877,389,710    $ 568,599,253    $ 328,909,824
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,929           18,150           21,714           14,105
 Units Redeemed ..................................        (14,107)         (12,208)         (12,702)         (10,599)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,822            5,942            9,012            3,506
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP
                                                               Large Cap                      AXA Premier VIP
                                                              Core Equity                    Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,358,297)    $   (908,805)   $  (4,293,703)   $  (4,008,139)
 Net realized gain (loss) on investments .........     10,381,372        8,517,518       25,155,188       13,100,910
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370          (19,935)     (24,507,555)       7,837,804
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,398,445        7,588,778       (3,646,070)      16,930,575
                                                     ------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     14,667,477       18,473,491       37,458,025       44,030,257
  Transfers between funds including
   guaranteed interest account, net ..............       (446,184)      (1,945,677)      (2,670,630)     (25,247,096)
  Transfers for contract benefits and
   terminations ..................................     (9,337,989)      (7,252,991)     (17,466,505)     (13,063,991)
  Contract maintenance charges ...................     (1,310,913)      (1,099,265)      (2,382,810)      (2,157,868)
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,572,391        8,175,558       14,938,080        3,561,302
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (169,619)          55,407          (82,430)          43,639
                                                     ------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,801,217       15,819,743       11,209,580       20,535,516
Net Assets -- Beginning of Period ................    151,589,100      135,769,357      295,810,234      275,274,718
                                                     ------------     ------------    -------------    -------------
Net Assets -- End of Period ......................   $173,390,317     $151,589,100    $ 307,019,814    $ 295,810,234
                                                     ============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,487            3,403            8,596            8,910
 Units Redeemed ..................................         (3,265)          (2,755)          (7,463)          (9,047)
                                                     ------------     ------------    -------------    -------------
 Net Increase (Decrease) .........................            222              648            1,133             (137)
                                                     ============     ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                            Large Cap Value                   Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,894,178    $   6,194,357    $  (3,757,989)   $     570,797
 Net realized gain (loss) on investments .........     30,224,587       22,998,168       54,438,545       60,870,745
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,119,311       (7,177,612)     (20,798,505)     (37,444,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     83,238,076       22,014,913       29,882,051       23,997,107
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,265,010       78,127,987       46,830,926       47,492,328
  Transfers between funds including
   guaranteed interest account, net ..............     10,482,129       21,156,030      (13,081,660)     (24,427,342)
  Transfers for contract benefits and
   terminations ..................................    (30,196,139)     (20,367,781)     (23,768,158)     (16,828,135)
  Contract maintenance charges ...................     (3,942,266)      (2,946,772)      (3,269,071)      (2,760,134)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     54,608,734       75,969,464        6,712,037        3,476,717
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (45,731)          45,385           31,908           27,149
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    137,801,079       98,029,762       36,625,996       27,500,973
Net Assets -- Beginning of Period ................    440,282,384      342,252,622      374,112,707      346,611,734
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 578,083,463    $ 440,282,384    $ 410,738,703    $ 374,112,707
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,572           14,911            9,647            8,732
 Units Redeemed ..................................        (11,780)          (8,920)          (9,687)          (9,136)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          3,792            5,991              (40)            (404)
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP                   AXA Premier VIP
                                                             Mid Cap Value                      Technology
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,079,807    $  20,004,492    $  (3,852,955)   $  (3,186,172)
 Net realized gain (loss) on investments .........     46,127,160       74,955,767       18,894,807        5,421,524
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,072,576      (74,529,545)        (647,907)      18,489,524
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     49,279,543       20,430,714       14,393,945       20,724,876
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     46,692,805       51,930,384       40,562,693       31,426,116
  Transfers between funds including
   guaranteed interest account, net ..............     (1,740,517)     (34,910,692)     (19,886,979)     (13,437,851)
  Transfers for contract benefits and
   terminations ..................................    (23,164,723)     (17,121,545)     (15,812,757)     (12,011,210)
  Contract maintenance charges ...................     (3,293,724)      (2,814,469)      (1,831,655)      (1,477,727)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     18,493,841       (2,916,322)       3,031,302        4,499,328
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,773           14,305         (124,430)          33,535
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     67,819,157       17,528,697       17,300,817       25,257,739
Net Assets -- Beginning of Period ................    370,721,023      353,192,326      254,018,680      228,760,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 438,540,180    $ 370,721,023    $ 271,319,497    $ 254,018,680
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,305            8,414           11,214            8,421
 Units Redeemed ..................................         (8,120)          (8,891)         (11,358)          (8,616)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,185             (477)            (144)            (195)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein                EQ/AllianceBernstein
                                                               Common Stock                      Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,032,183)    $   (6,974,629)   $      18,557    $  (2,444,406)
 Net realized gain (loss) on investments .........       10,309,154         (5,767,868)      74,715,845       45,324,732
 Change in unrealized appreciation
  (depreciation) of investments ..................      107,617,750         48,413,896       53,951,444      (14,132,714)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      114,894,721         35,671,399      128,685,846       28,747,612
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      162,710,194        191,221,311       84,336,595      124,781,945
  Transfers between funds including
   guaranteed interest account, net ..............      (84,774,892)       (54,925,548)     (21,071,375)      (4,923,235)
  Transfers for contract benefits and
   terminations ..................................     (106,968,678)       (84,787,214)     (49,809,542)     (35,256,118)
  Contract maintenance charges ...................       (8,594,664)        (7,058,872)      (6,449,689)      (5,293,945)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (37,628,040)        44,449,677        7,005,989       79,308,647
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          167,650             41,255         (103,148)          38,610
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       77,434,331         80,162,331      135,588,687      108,094,869
Net Assets -- Beginning of Period ................    1,278,041,522      1,197,879,191      759,612,634      651,517,765
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,355,475,853     $1,278,041,522    $ 895,201,321    $ 759,612,634
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           16,609             19,404           10,985           14,973
 Units Redeemed ..................................           (9,152)            (5,466)          (7,917)          (6,749)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            7,457             13,938            3,068            8,224
                                                     ==============     ==============    =============    =============



                                                         EQ/AllianceBernstein
                                                             Intermediate                  EQ/AllianceBernstein
                                                         Government Securities                 International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   7,524,977    $   6,610,903    $     667,230    $   1,251,361
 Net realized gain (loss) on investments .........     (3,558,482)      (2,313,146)     102,570,000       16,950,829
 Change in unrealized appreciation
  (depreciation) of investments ..................        884,376       (4,911,759)      45,112,493       47,673,227
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      4,850,871         (614,002)     148,349,723       65,875,417
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     15,151,146       26,437,312      189,877,876      126,871,054
  Transfers between funds including
   guaranteed interest account, net ..............    (16,607,146)     (18,865,061)      39,762,739       47,182,955
  Transfers for contract benefits and
   terminations ..................................    (26,774,078)     (23,866,305)     (39,559,483)     (22,289,981)
  Contract maintenance charges ...................     (1,983,637)      (2,063,483)      (5,256,013)      (2,927,145)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (30,213,715)     (18,357,537)     184,825,119      148,836,883
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (120,247)          35,304          102,128           30,144
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (25,483,091)     (18,936,237)     333,276,970      214,742,444
Net Assets -- Beginning of Period ................    321,422,318      340,358,555      586,236,449      371,494,005
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 295,939,227    $ 321,422,318    $ 919,513,419    $ 586,236,449
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,917            6,128           27,907           23,270
 Units Redeemed ..................................         (6,164)          (6,258)         (16,462)         (12,200)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,247)            (130)          11,445           11,070
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                           Large Cap Growth                    Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,857,056)   $  (5,073,503)   $   9,253,657    $   8,292,017
 Net realized gain (loss) on investments .........     (8,167,636)     (14,432,807)      (1,461,815)          17,226
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,033,875       64,096,603          531,264       (6,500,079)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (10,990,817)      44,590,293        8,323,106        1,809,164
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,651,792       28,034,801       43,249,851       51,371,797
  Transfers between funds including
   guaranteed interest account, net ..............    (25,494,301)      14,965,706       (2,700,012)       9,488,300
  Transfers for contract benefits and
   terminations ..................................    (34,134,876)     (25,289,298)     (24,392,098)     (20,686,192)
  Contract maintenance charges ...................     (2,091,502)      (1,690,717)      (2,729,147)      (2,479,695)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,068,887)      16,020,492       13,428,594       37,694,210
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     (1,652,559)         (36,900)          (8,412)          43,555
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (26,712,263)      60,573,885       21,743,288       39,546,929
Net Assets -- Beginning of Period ................    411,139,414      350,565,529      349,719,501      310,172,572
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 384,427,151    $ 411,139,414    $ 371,462,789    $ 349,719,501
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         13,093           11,412            9,965            9,836
 Units Redeemed ..................................        (17,643)         (11,873)          (8,006)          (5,660)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,550)            (461)           1,959            4,176
                                                    =============    =============    =============    =============



                                                         EQ/AllianceBernstein                EQ/AllianceBernstein
                                                           Small Cap Growth                          Value
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,882,050)   $  (5,710,322)    $    3,268,395     $   (3,392,973)
 Net realized gain (loss) on investments .........     64,871,079       11,267,745        154,184,290         60,947,621
 Change in unrealized appreciation
  (depreciation) of investments ..................    (26,666,433)      33,805,069        137,657,087         (2,991,585)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     31,322,596       39,362,492        295,109,772         54,563,063
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     69,761,811       47,453,222        211,189,979        201,158,084
  Transfers between funds including
   guaranteed interest account, net ..............    (26,744,968)     (15,514,390)        22,254,368        (10,334,451)
  Transfers for contract benefits and
   terminations ..................................    (35,359,613)     (26,168,596)      (106,109,464)       (75,091,882)
  Contract maintenance charges ...................     (3,000,798)      (2,445,298)       (11,488,469)        (9,164,485)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      4,656,432        3,324,938        115,846,414        106,567,266
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (73,203)          46,064           (112,118)            24,656
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................     35,905,825       42,733,494        410,844,068        161,154,985
Net Assets -- Beginning of Period ................    443,963,771      401,230,277      1,439,892,423      1,278,737,438
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 479,869,596    $ 443,963,771     $1,850,736,491     $1,439,892,423
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,124            7,337             31,767             26,576
 Units Redeemed ..................................         (9,222)          (6,402)           (22,452)           (16,769)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................            902              935              9,315              9,807
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQ/AXA Rosenberg
                                                              EQ/Ariel                       Value Long/
                                                        Appreciation II (b)                 Short Equity
                                                   ------------------------------ ---------------------------------
                                                         2006           2005            2006             2005
                                                   --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (23,819)    $    9,927    $   1,956,609     $ (1,252,806)
 Net realized gain (loss) on investments .........       218,330          1,413        4,095,693        1,673,750
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924         44,688       (6,824,124)       2,486,860
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     2,768,435         56,028         (771,822)       2,907,804
                                                     -----------     ----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    17,551,954      3,042,502       38,597,641       34,363,843
  Transfers between funds including
   guaranteed interest account, net ..............     6,514,419      2,241,358      (10,234,738)      50,605,016
  Transfers for contract benefits and
   terminations ..................................      (646,061)        (3,659)      (7,408,604)      (3,589,310)
  Contract maintenance charges ...................       (85,218)          (710)      (1,284,907)        (677,694)
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    23,335,094      5,279,490       19,669,392       80,701,855
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (6,091)     3,006,291          (84,413)          37,469
                                                     -----------     ----------    -------------     ------------
Increase (Decrease) in Net Assets ................    26,097,438      8,341,809       18,813,157       83,647,128
Net Assets -- Beginning of Period ................     8,341,809             --      123,491,637       39,844,509
                                                     -----------     ----------    -------------     ------------
Net Assets -- End of Period ......................   $34,439,247     $8,341,809    $ 142,304,794     $123,491,637
                                                     ===========     ==========    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         3,102            525           11,864           11,893
 Units Redeemed ..................................          (877)           (15)         (10,165)          (4,444)
                                                     -----------     ----------    -------------     ------------
 Net Increase (Decrease) .........................         2,225            510            1,699            7,449
                                                     ===========     ==========    =============     ============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2006             2005             2006           2005
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,557,328     $    580,071    $   (742,550)   $   (541,250)
 Net realized gain (loss) on investments .........     11,920,017          752,686       2,611,853       2,830,547
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,378,475        3,322,031          52,284         957,226
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     22,855,820        4,654,788       1,921,587       3,246,523
                                                     ------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     48,744,937       62,482,650      11,719,687      10,156,259
  Transfers between funds including
   guaranteed interest account, net ..............      1,924,041       55,305,446      (4,465,545)      4,457,886
  Transfers for contract benefits and
   terminations ..................................     (9,136,922)      (3,907,232)     (2,120,266)     (1,810,108)
  Contract maintenance charges ...................     (1,204,879)        (370,136)       (376,400)       (266,073)
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     40,327,177      113,510,728       4,757,476      12,537,964
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (51,889)          42,040        (269,274)         83,338
                                                     ------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     63,131,108      118,207,556       6,409,789      15,867,824
Net Assets -- Beginning of Period ................    135,216,622       17,009,066      47,783,445      31,915,621
                                                     ------------     ------------    ------------    ------------
Net Assets -- End of Period ......................   $198,347,730     $135,216,622    $ 54,193,234    $ 47,783,445
                                                     ============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,985           26,123           1,804           2,272
 Units Redeemed ..................................        (10,856)          (6,176)         (1,518)         (1,045)
                                                     ------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          7,129           19,947             286           1,227
                                                     ============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital                        EQ/Capital
                                                            Guardian Growth               Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,245,065)   $  (3,018,501)   $    (850,349)   $     676,446
 Net realized gain (loss) on investments .........     (1,210,597)      (6,153,529)      94,007,542       17,940,675
 Change in unrealized appreciation
  (depreciation) of investments ..................     24,889,815       19,679,168       45,518,408       76,229,988
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     19,434,153       10,507,138      138,675,601       94,847,109
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     87,992,414       52,920,271      161,646,233      119,900,457
  Transfers between funds including
   guaranteed interest account, net ..............     19,690,224       (1,579,641)        (605,943)       1,980,354
  Transfers for contract benefits and
   terminations ..................................    (28,801,435)     (21,254,496)     (48,042,906)     (28,307,442)
  Contract maintenance charges ...................     (1,765,151)      (1,136,443)      (6,095,816)      (4,045,917)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     77,116,052       28,949,691      106,901,568       89,527,452
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (308,849)         (81,804)         (23,323)        (342,221)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     96,241,356       39,375,025      245,553,846      184,032,340
Net Assets -- Beginning of Period ................    284,496,168      245,121,143      728,417,002      544,384,662
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 380,737,524    $ 284,496,168    $ 973,970,848    $ 728,417,002
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,560            7,983           24,184           21,227
 Units Redeemed ..................................         (5,733)          (5,043)         (17,508)         (14,592)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          6,827            2,940            6,676            6,635
                                                    =============    =============    =============    =============



                                                              EQ/Capital                        EQ/Capital
                                                           Guardian Research               Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,392,735)   $  (6,031,909)   $  (1,716,693)   $  (7,573,455)
 Net realized gain (loss) on investments .........     38,105,565       24,784,915       88,551,406       66,375,591
 Change in unrealized appreciation
  (depreciation) of investments ..................     40,185,473       11,921,863      (10,739,224)     (19,921,225)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     71,898,303       30,674,869       76,095,489       38,880,911
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     58,825,844       66,436,602       97,417,711      114,274,509
  Transfers between funds including
   guaranteed interest account, net ..............    (28,032,531)     (36,443,236)     (25,630,398)     (23,661,771)
  Transfers for contract benefits and
   terminations ..................................    (63,530,054)     (46,406,021)     (62,039,337)     (44,088,451)
  Contract maintenance charges ...................     (4,542,306)      (3,952,448)      (6,979,763)      (5,962,176)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,279,047)     (20,365,103)       2,768,213       40,562,111
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (205,845)          45,464         (281,251)          36,912
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     34,413,411       10,355,230       78,582,451       79,479,934
Net Assets -- Beginning of Period ................    705,144,542      694,789,312      905,683,875      826,203,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 739,557,953    $ 705,144,542    $ 984,266,326    $ 905,683,875
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,745           10,220           15,102           17,395
 Units Redeemed ..................................        (11,891)         (12,207)         (15,155)         (14,139)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (3,146)          (1,987)             (53)           3,256
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Caywood-Scholl                EQ/Davis
                                                         High Yield Bond (a)         New York Venture (c)
                                                   -------------------------------- ----------------------
                                                         2006             2005               2006
                                                   ---------------- --------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  4,562,204    $  1,536,428        $   (14,345)
 Net realized gain (loss) on investments .........        (69,222)         22,687             80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................        634,642      (1,317,445)         1,880,257
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................      5,127,624         241,670          1,946,751
                                                     ------------    ------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     45,138,444      21,031,213         26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     23,068,894      12,280,683         33,032,571
  Transfers for contract benefits and
   terminations ..................................     (2,756,331)       (350,545)          (347,727)
  Contract maintenance charges ...................       (384,546)        (23,820)           (26,873)
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     65,066,461      32,937,531         59,354,007
                                                     ------------    ------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (55,059)         56,650          3,000,982
                                                     ------------    ------------        -----------
Increase (Decrease) in Net Assets ................     70,139,026      33,235,851         64,301,740
Net Assets -- Beginning of Period ................     33,235,851              --                 --
                                                     ------------    ------------        -----------
Net Assets -- End of Period ......................   $103,374,877    $ 33,235,851        $64,301,740
                                                     ============    ============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,217           3,719              6,192
 Units Redeemed ..................................         (2,385)           (526)              (561)
                                                     ------------    ------------        -----------
 Net Increase (Decrease) .........................          6,832           3,193              5,631
                                                     ============    ============        ===========



                                                                 EQ/Equity                        EQ/Evergreen
                                                                 500 Index                   International Bond (b)
                                                   ------------------------------------- ------------------------------
                                                          2006               2005              2006           2005
                                                   ------------------ ------------------ --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    1,601,536     $   (1,266,777)   $   (441,372)   $    (7,035)
 Net realized gain (loss) on investments .........       79,581,408         49,663,059         109,342          1,805
 Change in unrealized appreciation
  (depreciation) of investments ..................      116,669,406         (4,285,559)      1,728,670       (110,331)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      197,852,350         44,110,723       1,396,640       (115,561)
                                                     --------------     --------------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      133,555,865        179,951,947      37,714,007      4,153,462
  Transfers between funds including
   guaranteed interest account, net ..............      (98,517,620)       (56,745,087)     37,608,945      2,302,187
  Transfers for contract benefits and
   terminations ..................................     (118,995,414)       (92,161,190)     (1,956,225)       (33,837)
  Contract maintenance charges ...................      (10,541,003)        (9,301,790)       (198,829)          (684)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (94,498,172)        21,743,880      73,167,898      6,421,128
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          688,439             26,462          (4,221)     5,006,114
                                                     --------------     --------------    ------------    -----------
Increase (Decrease) in Net Assets ................      104,042,617         65,881,065      74,560,317     11,311,681
Net Assets -- Beginning of Period ................    1,537,174,835      1,471,293,770      11,311,681             --
                                                     --------------     --------------    ------------    -----------
Net Assets -- End of Period ......................   $1,641,217,452     $1,537,174,835    $ 85,871,998    $11,311,681
                                                     ==============     ==============    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           18,173             24,730           9,839            780
 Units Redeemed ..................................          (17,923)           (16,507)         (2,361)          (121)
                                                     --------------     --------------    ------------    -----------
 Net Increase (Decrease) .........................              250              8,223           7,478            659
                                                     ==============     ==============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Evergreen
                                                                 Omega                         EQ/FI Mid Cap
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,004,678    $  (1,963,658)   $  17,078,450    $  49,333,029
 Net realized gain (loss) on investments .........     16,184,346        9,030,732       69,676,844       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................    (11,036,158)      (3,453,673)       1,200,281      (85,356,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      6,152,866        3,613,401       87,955,575       41,983,613
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     12,723,275       23,670,333      145,168,636      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............    (15,078,174)     (14,468,855)     (52,999,671)      (7,222,052)
  Transfers for contract benefits and
   terminations ..................................     (8,669,166)      (6,557,979)     (51,334,130)     (37,406,647)
  Contract maintenance charges ...................     (1,180,193)      (1,108,590)      (6,922,222)      (5,621,680)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,204,258)       1,534,909       33,912,613       84,608,568
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (138,108)        (855,864)         (47,216)         (45,092)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (6,189,500)       4,292,446      121,820,972      126,547,089
Net Assets -- Beginning of Period ................    147,906,914      143,614,468      867,883,453      741,336,364
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 141,717,414    $ 147,906,914    $ 989,704,425    $ 867,883,453
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          2,916            3,766           20,292           21,608
 Units Redeemed ..................................         (4,438)          (4,119)         (18,775)         (15,502)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,522)            (353)           1,517            6,106
                                                    =============    =============    =============    =============

                                                                                                        EQ/Franklin
                                                               EQ/FI Mid                EQ/Franklin      Small Cap
                                                               Cap Value                Income (c)       Value (c)
                                                   --------------------------------- ---------------- --------------
                                                         2006             2005             2006            2006
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (9,965,435)   $  25,414,621     $    445,815    $    (3,966)
 Net realized gain (loss) on investments .........    113,397,988       70,297,063           27,122         42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,969,222)     (25,159,259)       2,452,651        553,885
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     92,463,331       70,552,425        2,925,588        592,658
                                                    -------------    -------------     ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    116,403,003      126,285,709       39,824,199      7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............    (33,635,684)      29,738,482       91,180,187      8,271,638
  Transfers for contract benefits and
   terminations ..................................    (52,127,453)     (37,827,726)        (736,447)       (40,544)
  Contract maintenance charges ...................     (6,649,502)      (5,094,975)         (72,481)        (7,407)
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     23,990,364      113,101,490      130,195,458     15,690,367
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (270,837)          33,725        3,002,810      2,999,909
                                                    -------------    -------------     ------------    -----------
Increase (Decrease) in Net Assets ................    116,182,858      183,687,640      136,123,856     19,282,934
Net Assets -- Beginning of Period ................    832,688,375      649,000,735               --             --
                                                    -------------    -------------     ------------    -----------
Net Assets -- End of Period ......................  $ 948,871,233    $ 832,688,375     $136,123,856    $19,282,934
                                                    =============    =============     ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,513           19,958           13,284          1,617
 Units Redeemed ..................................        (14,436)         (11,240)            (527)          (136)
                                                    -------------    -------------     ------------    -----------
 Net Increase (Decrease) .........................          2,077            8,718           12,757          1,481
                                                    =============    =============     ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO Mergers                     EQ/GAMCO
                                                        and Acquisitions (a)              Small Company Value
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,661,745     $   339,474     $    308,397     $   (373,752)
 Net realized gain (loss) on investments .........     1,078,114          85,032       11,759,479        8,592,448
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,845,019        (204,505)      16,610,542       (4,895,218)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     5,584,878         220,001       28,678,418        3,323,478
                                                    ------------     -----------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,023,361      12,886,403       75,028,840       67,825,071
  Transfers between funds including
   guaranteed interest account, net ..............    26,861,707      11,399,463       19,086,622       43,986,193
  Transfers for contract benefits and
   terminations ..................................    (1,789,788)       (251,280)      (7,147,502)      (3,255,039)
  Contract maintenance charges ...................      (366,815)        (30,955)      (1,207,974)        (346,414)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    56,728,465      24,003,631       85,759,986      108,209,811
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (47,360)         48,294          (66,485)          56,782
                                                    ------------     -----------     ------------     ------------
Increase (Decrease) in Net Assets ................    62,265,983      24,271,926      114,371,919      111,590,071
Net Assets -- Beginning of Period ................    24,271,926              --      129,484,932       17,894,861
                                                    ------------     -----------     ------------     ------------
Net Assets -- End of Period ......................  $ 86,537,909     $24,271,926     $243,856,851     $129,484,932
                                                    ============     ===========     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,367           2,575            6,426            6,969
 Units Redeemed ..................................        (2,212)           (268)          (3,068)          (2,155)
                                                    ------------     -----------     ------------     ------------
 Net Increase (Decrease) .........................         5,155           2,307            3,358            4,814
                                                    ============     ===========     ============     ============

                                                          EQ/International                  EQ/Janus Large
                                                             Growth (a)                       Cap Growth
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (115,762)    $    47,522    $  (3,244,501)   $  (3,039,101)
 Net realized gain (loss) on investments .........     2,077,935         115,195        9,144,364        2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     7,914,167         809,860       (6,822,585)      12,878,013
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     9,876,340         972,577         (922,722)      12,541,508
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    35,681,429      10,813,199       22,558,822       29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............    23,884,666       4,307,418      (13,834,135)       5,413,585
  Transfers for contract benefits and
   terminations ..................................    (1,367,661)        (71,543)     (16,413,188)     (12,730,324)
  Contract maintenance charges ...................      (255,472)         (4,734)      (1,523,786)      (1,347,087)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    57,942,962      15,044,340       (9,212,287)      21,028,256
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (36,647)         36,666         (445,892)          11,086
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    67,782,655      16,053,583      (10,580,901)      33,580,850
Net Assets -- Beginning of Period ................    16,053,583              --      228,464,494      194,883,644
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 83,836,238     $16,053,583    $ 217,883,593    $ 228,464,494
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,894           1,944            6,086            7,554
 Units Redeemed ..................................        (3,192)           (550)          (8,550)          (6,428)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         4,702           1,394           (2,464)           1,126
                                                    ============     ===========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan                         EQ/JPMorgan
                                                                 Core Bond                      Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   35,547,339     $   24,067,391    $  13,373,416    $     409,324
 Net realized gain (loss) on investments .........       (1,729,632)         2,334,160       30,299,196        6,392,598
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,523,222)       (17,960,654)      36,394,367        4,422,921
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       31,294,485          8,440,897       80,066,979       11,224,843
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      141,866,848        171,533,722       20,256,775       20,377,175
  Transfers between funds including
   guaranteed interest account, net ..............        2,628,188         35,271,455      (16,528,736)     (14,340,611)
  Transfers for contract benefits and
   terminations ..................................      (97,452,452)       (82,455,484)     (56,698,370)     (46,035,901)
  Contract maintenance charges ...................       (7,746,262)        (6,554,118)      (2,267,718)      (2,257,434)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       39,296,322        117,795,575      (55,238,049)     (42,256,771)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (263,794)            28,602         (229,450)          41,441
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       70,327,013        126,265,074       24,599,480      (30,990,487)
Net Assets -- Beginning of Period ................    1,190,769,908      1,064,504,834      468,650,591      499,641,078
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,261,096,921     $1,190,769,908    $ 493,250,071    $ 468,650,591
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,523             31,536            5,347            4,461
 Units Redeemed ..................................          (23,855)           (18,812)          (9,117)          (7,537)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            5,668             12,724           (3,770)          (3,076)
                                                     ==============     ==============    =============    =============



                                                            EQ/Legg Mason                       EQ/Long
                                                           Value Equity (b)                  Term Bond (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,637,785)    $   (21,881)   $  2,237,573     $   566,054
 Net realized gain (loss) on investments .........        (41,403)         24,118        (588,633)        140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................     14,040,673         123,666        (837,876)       (801,967)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,361,485         125,903         811,064         (95,630)
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     88,810,281      13,628,698      22,426,287      23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............     56,159,095      12,630,609      19,837,785      19,976,804
  Transfers for contract benefits and
   terminations ..................................     (5,563,770)        (19,065)     (2,359,220)       (726,694)
  Contract maintenance charges ...................       (566,131)         (6,054)       (417,278)        (41,316)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    138,839,475      26,234,188      39,487,574      43,051,138
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (8,889)      3,014,410         (49,390)        100,875
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    151,192,071      29,374,501      40,249,248      43,056,383
Net Assets -- Beginning of Period ................     29,374,501              --      43,056,383              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $180,566,572     $29,374,501    $ 83,305,631     $43,056,383
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,883           2,535           7,511           5,247
 Units Redeemed ..................................         (3,516)            (71)         (3,451)           (948)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         13,367           2,464           4,060           4,300
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett                  EQ/Lord Abbett
                                                        Growth and Income (a)             Large Cap Core (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (104,692)    $    47,469    $    (59,533)    $   (17,517)
 Net realized gain (loss) on investments .........      3,320,228          32,954         832,244          49,831
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,526,751         985,547       3,540,588         603,584
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,742,287       1,065,970       4,313,299         635,898
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     43,190,154      21,609,834      17,413,949      13,498,807
  Transfers between funds including
   guaranteed interest account, net ..............     51,826,356      10,402,378       9,159,289       7,764,764
  Transfers for contract benefits and
   terminations ..................................     (3,850,410)       (305,584)     (2,014,574)       (329,478)
  Contract maintenance charges ...................       (490,890)        (18,169)       (246,318)        (11,095)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,675,210      31,688,459      24,312,346      20,922,998
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,932)      3,045,111         (52,730)      3,052,839
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    103,373,565      35,799,540      28,572,915      24,611,735
Net Assets -- Beginning of Period ................     35,799,540              --      24,611,735              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $139,173,105     $35,799,540    $ 53,184,650     $24,611,735
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,450           3,296           3,182           2,304
 Units Redeemed ..................................         (3,451)           (224)           (975)           (282)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          7,999           3,072           2,207           2,022
                                                     ============     ===========    ============     ===========



                                                            EQ/Lord Abbett                        EQ/Marsico
                                                           Mid Cap Value (a)                        Focus
                                                   --------------------------------- ------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (417,271)    $    190,909     $  (10,228,445)   $  (14,954,933)
 Net realized gain (loss) on investments .........      3,592,360          157,833         72,061,267        52,936,392
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,589,759        2,885,519         52,234,685        66,818,972
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     19,764,848        3,234,261        114,067,507       104,800,431
                                                     ------------     ------------     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,500,253       53,890,406        298,064,717       230,954,152
  Transfers between funds including
   guaranteed interest account, net ..............     15,550,990       46,438,571         35,899,031        68,011,811
  Transfers for contract benefits and
   terminations ..................................     (5,521,878)      (1,227,656)       (73,745,184)      (45,237,575)
  Contract maintenance charges ...................     (1,042,015)        (112,826)       (11,129,440)       (8,048,831)
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     94,487,350       98,988,495        249,089,124       245,679,557
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,303)       3,057,351            397,641            25,479
                                                     ------------     ------------     --------------    --------------
Increase (Decrease) in Net Assets ................    114,199,895      105,280,107        363,554,272       350,505,467
Net Assets -- Beginning of Period ................    105,280,107               --      1,281,657,029       931,151,562
                                                     ------------     ------------     --------------    --------------
Net Assets -- End of Period ......................   $219,480,002     $105,280,107     $1,645,211,301    $1,281,657,029
                                                     ============     ============     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,854            9,874             40,672            34,883
 Units Redeemed ..................................         (4,521)            (732)           (20,703)          (13,699)
                                                     ------------     ------------     --------------    --------------
 Net Increase (Decrease) .........................          8,333            9,142             19,969            21,184
                                                     ============     ============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury Basic                      EQ/Mercury
                                                             Value Equity                    International Value
                                                   --------------------------------- -----------------------------------
                                                         2006             2005              2006              2005
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,298,069    $    (317,506)    $   19,175,591    $   2,753,391
 Net realized gain (loss) on investments .........     57,705,223       48,976,075         83,895,317       14,769,364
 Change in unrealized appreciation
  (depreciation) of investments ..................     66,932,813      (37,549,430)        86,672,220       44,908,546
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    135,936,105       11,109,139        189,743,128       62,431,301
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,355,869       91,849,053        154,077,439      135,739,380
  Transfers between funds including
   guaranteed interest account, net ..............    (24,976,030)     (38,104,586)        29,873,311       44,408,567
  Transfers for contract benefits and
   terminations ..................................    (49,059,495)     (38,364,843)       (65,207,822)     (41,226,493)
  Contract maintenance charges ...................     (5,724,515)      (4,964,864)        (5,734,932)      (3,546,807)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,404,171)      10,414,760        113,007,996      135,374,647
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        147,978           28,858            378,200         (233,617)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    123,679,912       21,552,757        303,129,324      197,572,331
Net Assets -- Beginning of Period ................    723,111,484      701,558,727        755,160,768      557,588,437
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 846,791,396    $ 723,111,484     $1,058,290,092    $ 755,160,768
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,280           13,183             23,263           22,405
 Units Redeemed ..................................        (10,482)          (9,777)           (15,975)         (12,127)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................            798            3,406              7,288           10,278
                                                    =============    =============     ==============    =============



                                                            EQ/MFS Emerging                  EQ/MFS Investors
                                                           Growth Companies                        Trust
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,878,114)   $  (3,744,013)   $  (1,796,290)   $  (2,821,288)
 Net realized gain (loss) on investments .........      3,594,117       (4,789,449)       6,569,821          888,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,908,179       27,036,649       25,655,767       17,942,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,624,182       18,503,187       30,429,298       16,009,316
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     19,421,668       19,559,264       11,886,229       16,442,591
  Transfers between funds including
   guaranteed interest account, net ..............    (10,049,759)     (14,298,930)     (19,417,771)     (10,063,956)
  Transfers for contract benefits and
   terminations ..................................    (26,870,694)     (21,983,788)     (29,043,979)     (22,246,902)
  Contract maintenance charges ...................     (1,337,952)      (1,170,328)      (1,568,044)      (1,473,168)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,836,737)     (17,893,782)     (38,143,565)     (17,341,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (218,446)          42,092           21,946         (124,599)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (3,431,001)         651,497       (7,692,321)      (1,456,718)
Net Assets -- Beginning of Period ................    273,445,472      272,793,975      294,196,625      295,653,343
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 270,014,473    $ 273,445,472    $ 286,504,304    $ 294,196,625
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,249            3,324            2,250            3,591
 Units Redeemed ..................................         (5,398)          (4,513)          (6,261)          (5,935)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,149)          (1,189)          (4,011)          (2,344)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Money                         EQ/Montag &
                                                                 Market                        Caldwell Growth
                                                   ----------------------------------- -------------------------------
                                                          2006              2005             2006            2005
                                                   ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    16,761,959   $     5,491,979    $  (331,596)    $  (105,778)
 Net realized gain (loss) on investments .........         (929,628)         (973,816)       547,727         110,268
 Change in unrealized appreciation
  (depreciation) of investments ..................        1,036,353         1,166,842      1,556,349         522,308
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  operations .....................................       16,868,684         5,685,005      1,772,480         526,798
                                                    ---------------   ---------------    -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      308,162,362       244,501,743      8,179,389      13,082,314
  Transfers between funds including
   guaranteed interest account, net ..............       38,161,683       (69,984,911)      (211,939)      6,367,405
  Transfers for contract benefits and
   terminations ..................................     (230,794,379)     (168,885,055)      (973,238)       (458,668)
  Contract maintenance charges ...................       (2,958,951)       (2,290,735)      (206,899)        (36,919)
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      112,570,715         3,341,042      6,787,313      18,954,132
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (286,715)           54,365        (74,907)         72,217
                                                    ---------------   ---------------    -----------     -----------
Increase (Decrease) in Net Assets ................      129,152,684         9,080,412      8,484,886      19,553,147
Net Assets -- Beginning of Period ................      483,608,504       474,528,092     21,651,231       2,098,084
                                                    ---------------   ---------------    -----------     -----------
Net Assets -- End of Period ......................  $   612,761,188   $   483,608,504    $30,136,117     $21,651,231
                                                    ===============   ===============    ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           92,844            65,735          4,221           5,404
 Units Redeemed ..................................          (83,926)          (63,774)        (2,474)         (1,162)
                                                    ---------------   ---------------    -----------     -----------
 Net Increase (Decrease) .........................            8,918             1,961          1,747           4,242
                                                    ===============   ===============    ===========     ===========

                                                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                       EQ/Mutual     EQ/Oppenheimer     Main Street       Main Street
                                                      Shares (c)       Global (c)     Opportunity (c)    Small Cap (c)
                                                   ---------------- ---------------- ----------------- ----------------
                                                         2006             2006              2006             2006
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (68,595)    $   (27,691)      $   106,477      $    48,877
 Net realized gain (loss) on investments .........         35,029          33,909            10,462           11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,369,256       1,332,000           948,198        1,029,959
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,335,690       1,338,218         1,065,137        1,090,290
                                                     ------------     -----------       -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,257,871       8,196,812         3,568,479        5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............     52,107,423      10,850,420         4,319,318        3,684,057
  Transfers for contract benefits and
   terminations ..................................       (557,065)        (96,165)         (119,647)          (9,538)
  Contract maintenance charges ...................        (42,919)         (5,174)           (4,866)          (1,382)
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     79,765,310      18,945,893         7,763,284        9,480,872
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     20,001,435       7,999,910         9,999,903        9,999,981
                                                     ------------     -----------       -----------      -----------
Increase (Decrease) in Net Assets ................    104,102,435      28,284,021        18,828,324       20,571,143
Net Assets -- Beginning of Period ................             --              --                --               --
                                                     ------------     -----------       -----------      -----------
Net Assets -- End of Period ......................   $104,102,435     $28,284,021       $18,828,324      $20,571,143
                                                     ============     ===========       ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,040           1,864               779              934
 Units Redeemed ..................................           (326)           (108)              (53)             (66)
                                                     ------------     -----------       -----------      -----------
 Net Increase (Decrease) .........................          7,714           1,756               726              868
                                                     ============     ===========       ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/PIMCO                         EQ/Short
                                                            Real Return (a)                 Duration Bond (a)
                                                   --------------------------------- -------------------------------
                                                         2006             2005             2006            2005
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,238,862     $  2,319,613    $  1,275,010     $    96,553
 Net realized gain (loss) on investments .........     (1,120,384)          75,181         795,589          (9,795)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)      (3,155,014)       (674,697)       (107,926)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (2,650,864)        (760,220)      1,395,902         (21,168)
                                                    -------------     ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    125,385,505       83,463,710      23,322,093       8,290,639
  Transfers between funds including
   guaranteed interest account, net ..............     42,455,706       70,716,674      21,868,111      10,613,166
  Transfers for contract benefits and
   terminations ..................................    (11,096,209)      (1,552,939)     (4,930,007)       (401,133)
  Contract maintenance charges ...................     (1,442,063)        (150,100)       (288,168)        (16,868)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    155,302,939      152,477,345      39,972,029      18,485,804
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (30,899)          42,492         (56,326)        106,801
                                                    -------------     ------------    ------------     -----------
Increase (Decrease) in Net Assets ................    152,621,176      151,759,617      41,311,605      18,571,437
Net Assets -- Beginning of Period ................  $ 151,759,617               --      18,571,439              --
                                                    -------------     ------------    ------------     -----------
Net Assets -- End of Period ......................  $ 304,380,793     $151,759,617    $ 59,883,044     $18,571,437
                                                    =============     ============    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,045           17,115          10,328           2,571
 Units Redeemed ..................................        (10,221)          (1,831)         (6,318)           (719)
                                                    -------------     ------------    ------------     -----------
 Net Increase (Decrease) .........................         15,824           15,284           4,010           1,852
                                                    =============     ============    ============     ===========



                                                               EQ/Small                          EQ/Small
                                                               Cap Value                      Company Growth
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  38,421,635    $  25,603,394     $   (121,411)   $    700,461
 Net realized gain (loss) on investments .........     97,622,076       70,202,197        3,040,879         298,191
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,872,148)     (68,521,361)        (504,014)      1,652,741
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    126,171,563       27,284,230        2,415,454       2,651,393
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    123,107,526      128,990,080       62,254,258      32,371,234
  Transfers between funds including
   guaranteed interest account, net ..............    (61,523,196)     (40,488,215)      16,709,580      35,556,920
  Transfers for contract benefits and
   terminations ..................................    (63,768,931)     (47,408,480)      (5,531,117)     (1,006,120)
  Contract maintenance charges ...................     (6,710,652)      (5,615,858)        (825,775)       (133,151)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (8,895,253)      35,477,527       72,606,946      66,788,883
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          1,391           36,312          (99,468)         97,623
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    117,277,701       62,798,069       74,922,932      69,537,899
Net Assets -- Beginning of Period ................    875,079,411      812,281,342       72,479,778       2,941,879
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 992,357,112    $ 875,079,411     $147,402,710    $ 72,479,778
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,377           17,613           19,763          11,355
 Units Redeemed ..................................        (15,387)         (13,280)         (11,616)         (2,733)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................            990            4,333            8,147           8,622
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Small
                                                             Company Index                    EQ/TCW Equity
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (460,973)   $    (923,245)   $     (765,677)   $  (357,236)
 Net realized gain (loss) on investments .........     41,597,429       33,941,282           417,258        237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,025,443      (22,917,641)       (2,505,475)     2,723,776
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     61,161,899       10,100,396        (2,853,894)     2,603,595
                                                    -------------    -------------    --------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     73,200,232       52,972,655        19,740,981     27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      4,284,882      (21,776,339)      (10,410,077)    13,140,519
  Transfers for contract benefits and
   terminations ..................................    (24,584,006)     (18,523,939)       (1,846,174)      (708,969)
  Contract maintenance charges ...................     (2,952,262)      (2,361,215)         (356,757)       (79,254)
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     49,948,846       10,311,162         7,127,973     39,969,215
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (78,562)        (428,292)          (98,194)        94,294
                                                    -------------    -------------    --------------    -----------
Increase (Decrease) in Net Assets ................    111,032,183       19,983,266         4,175,885     42,667,104
Net Assets -- Beginning of Period ................    364,434,689      344,451,423        47,119,830      4,452,726
                                                    -------------    -------------    --------------    -----------
Net Assets -- End of Period ......................  $ 475,466,872    $ 364,434,689    $   51,295,715    $47,119,830
                                                    =============    =============    ==============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,308            8,836             2,293          3,195
 Units Redeemed ..................................         (8,553)          (7,623)           (1,758)          (718)
                                                    -------------    -------------    --------------    -----------
 Net Increase (Decrease) .........................          3,755            1,213               535          2,477
                                                    =============    =============    ==============    ===========



                                                     EQ/Templeton           EQ/UBS Growth
                                                      Growth (c)             and Income
                                                   --------------- -------------------------------
                                                         2006            2006            2005
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (63,999)   $   (307,981)    $   (34,944)
 Net realized gain (loss) on investments .........        72,643       1,364,045         341,428
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,409,867       5,780,182       1,666,855
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     2,418,511       6,836,246       1,973,339
                                                     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    23,602,090      22,469,649      21,945,597
  Transfers between funds including
   guaranteed interest account, net ..............    41,626,913       8,159,032       9,945,523
  Transfers for contract benefits and
   terminations ..................................      (485,816)     (2,144,881)       (474,349)
  Contract maintenance charges ...................       (39,508)       (370,507)        (52,302)
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    64,703,679      28,113,293      31,364,469
                                                     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     3,000,770         (85,247)         82,372
                                                     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    70,122,960      34,864,292      33,420,180
Net Assets -- Beginning of Period ................            --      35,728,565       2,308,385
                                                     -----------    ------------     -----------
Net Assets -- End of Period ......................   $70,122,960    $ 70,592,857     $35,728,565
                                                     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         6,609           8,472           7,828
 Units Redeemed ..................................          (389)         (3,257)         (1,809)
                                                     -----------    ------------     -----------
 Net Increase (Decrease) .........................         6,220           5,215           6,019
                                                     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                      EQ/Van Kampen
                                                             Comstock (a)                 Emerging Markets Equity
                                                   -------------------------------- -----------------------------------
                                                         2006             2005             2006              2005
                                                   ---------------- --------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,930,597    $    307,757     $   (8,126,472)   $  (3,203,101)
 Net realized gain (loss) on investments .........      2,814,607          60,165        164,112,415       49,997,347
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,800,049       2,466,481         85,184,589       74,025,267
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     26,545,253       2,834,403        241,170,532      120,819,513
                                                     ------------    ------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    100,478,408      58,774,226        214,535,289      128,159,383
  Transfers between funds including
   guaranteed interest account, net ..............     40,420,322      36,377,047         22,946,486       86,508,372
  Transfers for contract benefits and
   terminations ..................................     (5,978,972)     (1,583,847)       (44,912,333)     (23,045,477)
  Contract maintenance charges ...................     (1,158,207)        (73,129)        (5,509,005)      (2,567,744)
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    133,761,551      93,494,297        187,060,437      189,054,534
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,706)      3,050,037             30,392           35,972
                                                     ------------    ------------     --------------    -------------
Increase (Decrease) in Net Assets ................    160,263,098      99,378,737        428,261,361      309,910,019
Net Assets -- Beginning of Period ................     99,378,737              --        606,400,974      296,490,955
                                                     ------------    ------------     --------------    -------------
Net Assets -- End of Period ......................   $259,641,835    $ 99,378,737     $1,034,662,335    $ 606,400,974
                                                     ============    ============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,196          10,172             34,839           29,968
 Units Redeemed ..................................         (3,911)           (941)           (26,149)         (17,357)
                                                     ------------    ------------     --------------    -------------
 Net Increase (Decrease) .........................         12,285           9,231              8,690           12,611
                                                     ============    ============     ==============    =============



                                                            EQ/Van Kampen                   EQ/Wells Fargo
                                                          Mid Cap Growth (a)             Montgomery Small Cap
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (813,171)    $  (131,680)   $  1,117,024     $   613,828
 Net realized gain (loss) on investments .........      2,340,262         176,749         844,023          96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,666,673       2,533,305       5,237,856         (71,053)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      6,193,764       2,578,374       7,198,903         639,144
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     56,908,087      19,337,327      27,824,898       5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     17,867,191      18,386,725      35,703,287       3,674,540
  Transfers for contract benefits and
   terminations ..................................     (2,978,948)       (394,097)     (1,984,138)       (160,077)
  Contract maintenance charges ...................       (452,037)        (36,114)       (238,458)         (9,829)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     71,344,293      37,293,841      61,305,589       8,532,808
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,168)      3,052,788         (39,365)         39,129
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................     77,485,889      42,925,003      68,465,127       9,211,081
Net Assets -- Beginning of Period ................     42,925,003              --      12,923,425       3,712,344
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $120,410,892     $42,925,003    $ 81,388,552     $12,923,425
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,786           3,588           7,466           1,069
 Units Redeemed ..................................         (3,212)           (424)         (2,833)           (311)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          5,574           3,164           4,633             758
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          U.S. Real Estate --         AXA Target 2015
                                                               Class II                Allocation (c)
                                                   --------------------------------- -----------------
                                                         2006             2005              2006
                                                   ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       (814,974)    $  4,480,194       $   24,860
 Net realized gain (loss) on investments .........     41,442,163       10,109,825               --
 Change in unrealized appreciation
  (depreciation) of investments ..................     80,940,880       15,478,770           53,735
                                                       ----------     ------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................    121,568,069       30,068,789           78,595
                                                      -----------     ------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,970,204      100,186,178               --
  Transfers between funds including
   guaranteed interest account, net ..............     47,584,629       16,494,066               --
  Transfers for contract benefits and
   terminations ..................................    (16,178,653)      (7,450,900)              --
  Contract maintenance charges ...................     (3,096,422)      (1,354,803)              --
                                                      -----------     ------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    164,279,758      107,874,541               --
                                                      -----------     ------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (85,938)          25,706        1,000,000
                                                      -----------     ------------       ----------
Increase (Decrease) in Net Assets ................    285,761,889      137,969,036        1,078,595
Net Assets -- Beginning of Period ................    270,002,310      132,033,274               --
                                                      -----------     ------------       ----------
Net Assets -- End of Period ......................  $ 555,764,199     $270,002,310       $1,078,595
                                                    =============     ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,019           13,674               --
 Units Redeemed ..................................         (7,653)          (6,669)              --
                                                    -------------     ------------       ----------
 Net Increase (Decrease) .........................          8,366            7,005               --
                                                    =============     ============       ==========



                                                    AXA Target 2025   AXA Target 2035   AXA Target 2045   EQ/International
                                                     Allocation (c)    Allocation (c)    Allocation (c)        ETF (c)
                                                   ----------------- ----------------- ----------------- ------------------
                                                          2006              2006              2006              2006
                                                   ----------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $   21,595        $   17,915        $   15,030        $   45,975
 Net realized gain (loss) on investments .........             --                --                --                --
 Change in unrealized appreciation
  (depreciation) of investments ..................         65,297            76,584            86,177           297,484
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  operations .....................................         86,892            94,499           101,207           343,459
                                                       ----------        ----------        ----------        ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             --                --                --                --
  Transfers between funds including
   guaranteed interest account, net ..............             --                --                --                --
  Transfers for contract benefits and
   terminations ..................................             --                --                --                --
  Contract maintenance charges ...................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......      1,000,000         1,000,000         1,000,000         3,000,000
                                                       ----------        ----------        ----------        ----------
Increase (Decrease) in Net Assets ................      1,086,892         1,094,499         1,101,207         3,343,459
Net Assets -- Beginning of Period ................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
Net Assets -- End of Period ......................     $1,086,892        $1,094,499        $1,101,207        $3,343,459
                                                       ==========        ==========        ==========        ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             --                --                --                --
 Units Redeemed ..................................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net Increase (Decrease) .........................             --                --                --                --
                                                       ==========        ==========        ==========        ==========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2006


1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 76 variable investment options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Mid Cap Growth
   o AXA Premier VIP Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/AllianceBernstein Common Stock(1)
   o EQ/AllianceBernstein Growth and Income(2)
   o EQ/AllianceBernstein Intermediate Government Securities(3)
   o EQ/AllianceBernstein International(4)
   o EQ/AllianceBernstein Large Cap Growth(5)
   o EQ/AllianceBernstein Quality Bond(6)
   o EQ/AllianceBernstein Small Cap Growth(7)
   o EQ/AllianceBernstein Value(8)
   o EQ/Ariel Appreciation II
   o EQ/AXA Rosenberg Value Long/Short Equity
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap o EQ/FI Mid Cap Value
   o EQ/Franklin Income
   o EQ/Franklin Small Cap Value
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/International Growth
   o EQ/Janus Large Cap Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Legg Mason Value Equity
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Shares
   o EQ/Oppenheimer Global
   o EQ/Oppenheimer Main Street Opportunity
   o EQ/Oppenheimer Main Street Small Cap
   o EQ/PIMCO Real Return
   o EQ/Short Duration Bond
   o EQ/Small Cap Value(9)
   o EQ/Small Company Growth(10)
   o EQ/Small Company Index
   o EQ/TCW Equity
   o EQ/Templeton Growth
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Wells Fargo Montgomery Small Cap
   o U.S. Real Estate -- Class II


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


1. Organization (Concluded)

   (1)  Formerly known as EQ/Alliance Common Stock.
   (2)  Formerly known as EQ/Alliance Growth and Income.
   (3)  Formerly known as EQ/Alliance Intermediate Government Securities.
   (4)  Formerly known as EQ/Alliance International.
   (5)  Formerly known as EQ/Alliance Large Cap Growth.
   (6)  Formerly known as EQ/Alliance Quality Bond.
   (7)  Formerly known as EQ/Alliance Small Cap Growth.
   (8)  Formerly known as EQ/Bernstein Diversified Value.
   (9)  Formerly known as EQ/Lazard Small Cap Value.
   (10) Formerly known as EQ/Bear Stearns Small Company Growth.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


2. Significant Accounting Policies (Concluded)

   option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                              Purchases         Sales
                                                          ---------------- --------------
AXA Aggressive Allocation .............................    $  873,536,597   $ 90,477,935
AXA Conservative Allocation ...........................       297,229,359    191,432,085
AXA Conservative-Plus Allocation ......................       388,410,817    118,181,719
AXA Moderate Allocation ...............................     1,419,836,573    318,541,061
AXA Moderate-Plus Allocation ..........................     3,114,433,399    162,695,085
AXA Premier VIP Aggressive Equity .....................        40,725,162     34,988,519
AXA Premier VIP Core Bond .............................       134,982,555    112,447,565
AXA Premier VIP Health Care ...........................        92,851,140     48,865,094
AXA Premier VIP High Yield ............................       209,597,600    174,024,240
AXA Premier VIP International Equity ..................       280,305,727    115,258,653
AXA Premier VIP Large Cap Core Equity .................        37,216,793     32,003,722
AXA Premier VIP Large Cap Growth ......................        76,095,113     50,968,442
AXA Premier VIP Large Cap Value .......................       170,068,987    100,310,943
AXA Premier VIP Mid Cap Growth ........................       115,687,358     73,947,216
AXA Premier VIP Mid Cap Value .........................       131,273,920     73,215,187
AXA Premier VIP Technology ............................        88,993,127     89,938,841
EQ/AllianceBernstein Common Stock .....................       181,086,957    221,579,529
EQ/AllianceBernstein Growth & Income ..................       161,826,103    114,227,105
EQ/AllianceBernstein Intermediate Government Sec. .....        54,180,851     76,989,836
EQ/AllianceBernstein International ....................       390,546,063    142,710,726
EQ/AllianceBernstein Large Cap Growth .................        79,585,723    101,164,226
EQ/AllianceBernstein Quality Bond .....................        87,457,799     64,783,959
EQ/AllianceBernstein Small Cap Growth .................       137,435,267    100,391,777
EQ/AllianceBernstein Value ............................       413,195,840    193,373,485
EQ/Ariel Appreciation II ..............................        29,925,053      6,611,676
EQ/AXA Rosenberg Value Long/Short Equity ..............       251,276,373    229,734,784
EQ/Boston Advisors Equity Income ......................        92,374,288     42,564,866
EQ/Calvert Socially Responsible .......................        17,476,941     13,157,272
EQ/Capital Guardian Growth ............................       122,031,560     49,469,421
EQ/Capital Guardian International .....................       296,893,129    139,641,607
EQ/Capital Guardian Research ..........................        74,012,659    117,890,286
EQ/Capital Guardian U.S. Equity .......................       189,254,816    131,103,930
EQ/Caywood-Scholl High Yield Bond .....................        84,038,952     14,465,345
EQ/Davis New York Venture .............................        65,090,374      2,749,728
EQ/Equity 500 Index ...................................       239,714,289    286,129,269
EQ/Evergreen International Bond .......................        87,037,497     14,315,192
EQ/Evergreen Omega ....................................        36,303,637     36,353,159

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


3. Purchases and Sales of Investments (Concluded)


                                                   Purchases         Sales
                                                --------------- ---------------
EQ/FI Mid Cap ...............................    $228,160,356    $141,249,272
EQ/FI Mid Cap Value .........................     233,141,122     138,969,809
EQ/Franklin Income ..........................     134,547,297         903,213
EQ/Franklin Small Cap Value .................      19,713,187       1,026,877
EQ/GAMCO Mergers and Acquisitions ...........      73,790,816      14,227,334
EQ/GAMCO Small Company Value ................     140,709,576      44,438,093
EQ/International EFT ........................       3,045,975              --
EQ/International Growth .....................      87,643,162      29,852,608
EQ/Janus Large Cap Growth ...................      35,633,080      48,535,762
EQ/JPMorgan Core Bond .......................     247,015,883     172,436,018
EQ/JPMorgan Value Opportunities .............      81,510,122     111,360,317
EQ/Legg Mason Value Equity ..................     158,296,205      21,103,407
EQ/Long Term Bond ...........................      67,310,043      25,634,288
EQ/Lord Abbett Growth and Income ............     115,275,933      24,234,018
EQ/Lord Abbett Large Cap Core ...............      32,366,709       7,979,486
EQ/Lord Abbett Mid Cap Value ................     123,130,345      27,924,512
EQ/Marsico Focus ............................     402,730,010     135,588,291
EQ/Mercury Basic Value Equity ...............     154,518,883     123,574,750
EQ/Mercury International Value ..............     339,812,416     171,274,367
EQ/MFS Emerging Growth Companies ............      37,618,445      60,551,742
EQ/MFS Investors Trust ......................      17,403,521      57,321,429
EQ/Money Market .............................     883,853,592     754,807,632
EQ/Montag & Caldwell Growth .................      16,251,206       9,870,396
EQ/Mutual Shares ............................     100,366,703         668,555
EQ/Oppenheimer Global .......................      27,769,154         851,042
EQ/Oppenheimer Main Street Opportunity ......      18,151,671         282,006
EQ/Oppenheimer Main Street Small Cap ........      20,030,709         500,979
EQ/PIMCO Real Return ........................     215,326,999      51,816,097
EQ/Short Duration Bond ......................      95,268,850      54,078,135
EQ/Small Cap Value ..........................     257,107,874     164,085,588
EQ/Small Company Growth .....................     130,992,748      58,606,683
EQ/Small Company Index ......................     161,411,919      92,603,734
EQ/TCW Equity ...............................      29,805,041      23,540,939
EQ/Templeton Growth .........................      69,578,143       1,937,693
EQ/UBS Growth and Income ....................      40,498,502      12,778,440
EQ/Van Kampen Comstock ......................     157,644,141      19,989,727
EQ/Van Kampen Emerging Market Equity ........     490,180,976     236,862,659
EQ/Van Kampen Mid Cap Growth ................      94,061,293      23,285,825
EQ/Wells Fargo Montgomery Small Cap .........      88,107,427      25,645,013
Target 2015 Allocation ......................       1,024,860              --
Target 2025 Allocation ......................       1,021,595              --
Target 2035 Allocation ......................       1,017,915              --
Target 2045 Allocation ......................       1,015,030              --
U.S. Real Estate Class II ...................     245,676,817      57,640,551


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 November 17, 2006          Removed Portfolio         Surviving Portfolio
--------------------------------------------------------------------------------
                            Laudus Rosenberg VIT      EQ/AXA Rosenberg
                           Value Long/Short Equity   Value Long/Short Equity
--------------------------------------------------------------------------------
Shares -- Class B                13,400,696                   13,400,696
Value -- Class B               $143,923,474                 $143,923,474
Net Assets before merger       $143,923,474                           --
Net Assets after merger                  --                 $143,923,474



                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:


                                                                Asset-based                    Current     Maximum
                                              Mortality and   Administration   Distribution   Aggregate   Aggregate
                                              Expense Risks       Charge          Charge        Charge     Charge
                                              -------------   --------------   ------------   ---------   ---------
Accumulator Advisor ........................      0.50%           --               --           0.50%       0.50%
Accumulator Express ........................      0.70%           0.25%            --           0.95%       0.95%
Accumulator and Rollover IRA issued
  before May 1, 1997 .......................      0.90%           0.30%            --           1.20%       1.20%
Accumulator issued after April 1, 2002 .....      0.75%           0.25%            0.20%        1.20%       1.20%
Accumulator issued after
  September 15, 2003 .......................      0.75%           0.30%            0.20%        1.25%       1.25%
Retirement Income for Life .................      0.75%           0.30%            0.20%        1.25%       1.25%
Accumulator 06 .............................      0.80%           0.30%            0.20%        1.30%       1.30%
Retirement Income for Life .................      0.80%           0.30%            0.20%        1.30%       1.30%
Accumulator issued after May 1, 1997 .......      1.10%           0.25%            --           1.35%       1.35%
Accumulator Plus ...........................      0.90%           0.25%            0.25%        1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .......................      0.90%           0.35%            0.25%        1.50%       1.50%
Accumulator issued after March 1, 2000 .....      1.10%           0.25%            0.20%        1.55%       1.55%
Accumulator Plus 06 ........................      0.95%           0.35%            0.25%        1.55%       1.55%
Accumulator Elite, Plus, Select ............      1.10%           0.25%            0.25%        1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Elite 06 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Select 06 ......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II .......................      1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ......................      1.10%           0.35%            0.45%        1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                            When charge
             Charges                        is deducted             Amount deducted         How deducted
------------------------------------  -----------------------    --------------------  ---------------------
Charges for state premium and other   At time of transaction     Varies by state       Applied to an annuity
applicable taxes                                                                       payout option

Charge for Trust expenses             Daily                      Varies by portfolio   Unit value


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Continued)


                                             When charge
             Charges                         is deducted                          Amount deducted                   How deducted
-----------------------------------  ---------------------------- --------------------------------------------  --------------------
Annual Administrative charge         Annually on each             Depending on account value, in Years 1 to 2   Unit liquidation
                                     contract date anniversary.   lesser of $30 or 2% of account value,         from account value
                                                                  thereafter $30

Variable Immediate Annuity payout    At time of transaction       $350 annuity administrative fee               Unit liquidation
option administrative fee                                                                                       from account value

Withdrawal charge                    At time of transaction       LOW - During the first seven contract         Unit liquidation
                                                                  years following a contribution, a 7%          from account value
                                                                  charge is deducted in the first contract
                                                                  year from amounts withdrawn that exceed
                                                                  10% of the account value. It declines
                                                                  1% each year to 1% in the seventh
                                                                  contract year.

                                                                  HIGH - During the first eight contract
                                                                  years following a contribution, a charge
                                                                  is deducted from amounts withdrawn that
                                                                  exceed 10% of the account value. The
                                                                  charge is 8% in the first two contract
                                                                  years following a contribution; the charge
                                                                  is 7% in the third and fourth contract years
                                                                  following a contribution; thereafter it
                                                                  declines by 1% each year in the fifth to
                                                                  eighth contract year

BaseBuilder benefit charge           Annually on each              0.30%                                        Unit liquidation
                                     contract date anniversary.                                                 from account value

Protection Plus                      Annually on each              Low - 0.20%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85           Annually on each              Low - 0.20% of the Annual ratchet to         Unit liquidation
                                     contract date anniversary.    age 85 benefit base                          from account value

                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85     Annually on each              0.60% of the greater of 5% roll-up to        Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    age 85 or annual ratchet to age 85           from account value
                                                                   benefit base

  6% rollup to age 85                Annually on each              Low - 0.35% of the 6% roll-up to age 85      Unit liquidation
                                     contract date anniversary.    benefit base                                 from account value

                                                                   High - 0.45% of the 6% roll-up to age
                                                                   85 benefit base

  Greater of 6% rollup to age 85     Annually on each              Low - 0.45% of the 6% roll-up to age         Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    85 benefit base or the Annual ratchet        from account value
                                                                   to age 85 benefit base, as applicable

                                                                   High - 0.60% of the 6% roll-up to age
                                                                   85 benefit base or the Annual ratchet
                                                                   to age 85 benefit base, as applicable

Guaranteed Withdrawal Benefit for    Annually on each              0.30%                                        Unit liquidation
Life Enhanced Death Benefit          contract date anniversary                                                  from account value


Earnings Enhancement Benefit         Annually on each              0.35%                                        Unit liquidation
(additional death benefit)           contract date anniversary                                                  from account value

Guaranteed Minimum Income Benefit    Annually on each              Low - 0.45%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.65%



Guaranteed Principal Benefit         Annually on first 10          Low - 100% Guaranteed Principal Benefit -    Unit liquidation
                                     contract date                    0.50%                                     from account value
                                     anniversaries
                                                                   High - 125% Guaranteed Principal Benefit -
                                                                      0.75%

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Concluded)


                                                 When charge
                 Charges                         is deducted                       Amount deducted                    How deducted
---------------------------------------- ---------------------------   -----------------------------------------  ------------------
Guaranteed Withdrawal Benefit            Annually on each              Low - 5% Withdrawal Option is 0.35%        Unit liquidation
                                         contract date anniversary     High - 7% Withdrawal Option is 0.50%       from account value

Net Loan Interest charge for Rollover    Netted against loan           2.00%                                      Unit liquidation
                                         repayment                                                                from account value


Retirement Income for Life Benefit       Annually on contract date     0.65% of the income base for single life   Unit liquidation
charge                                   anniversary                   or 0.80% of the income base for a joint    from account value
                                                                       life.
Guaranteed Withdrawal Benefit for Life   Annually on each              Low - 0.60% to 0.75% for Single life       Unit liquidation
(GWBL)                                   contract date anniversary     option; 0.75% to 0.90% for Joint life      from account value
                                                                       option.

                                                                       High - 0.75% for Single life;
                                                                       0.90% for Joint life


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 13.49               --                --           --         17.31%
         Highest contract charge 1.90% Class B (f)      $ 12.95               --                --           --         15.46%
         All contract charges                                --          103,270        $1,472,607         3.07%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.50               --                --           --          7.52%
         Highest contract charge 1.90% Class B (f)      $ 11.22               --                --           --          6.01%
         All contract charges                                --           46,362        $  572,360         5.10%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.70               --                --           --          7.00%
         Highest contract charge 1.90% Class B (f)      $ 10.56               --                --           --          6.11%
         All contract charges                                --           19,656        $  227,194         2.60%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68               --                --           --          6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66               --                --           --          6.62%
         All contract charges                                --              625        $    6,664         1.20%           --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.19               --                --           --          5.84%
         Highest contract charge 1.90% Class B (f)      $ 10.74               --                --           --          4.35%
         All contract charges                                --           27,021        $  304,681         4.30%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.57               --                --           --          1.93%
         Highest contract charge 1.90% Class B (f)      $ 10.29               --                --           --          0.50%
         All contract charges                                --           18,040        $  194,239         4.02%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.37               --                --           --          3.74%
         Highest contract charge 1.90% Class B (f)      $ 10.24               --                --           --          2.46%
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.32               --                --           --          3.76%
         Highest contract charge 1.70% Class B (i)      $ 10.30               --                --           --          3.00%
         All contract charges                                --              483        $    4,989         3.76%           --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.64               --                --           --          8.22%
         Highest contract charge 1.90% Class B (f)      $ 11.18               --                --           --          6.70%
         All contract charges                                --           62,323        $  744,035         3.65%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.76               --                --           --          2.73%
         Highest contract charge 1.90% Class B (f)      $ 10.48               --                --           --          1.29%
         All contract charges                                --           40,493        $  451,307         4.68%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.47               --                --           --          4.93%
         Highest contract charge 1.90% Class B (f)      $ 10.34               --                --           --          3.63%
         All contract charges                                --           18,199        $  198,701         4.62%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.42               --                --           --          4.83%
         Highest contract charge 1.70% Class B (i)      $ 10.41               --                --           --          4.10%
         All contract charges                                --              821        $    8,552         4.83%           --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 59.58               --                --           --          9.77%
         Highest contract charge 1.90% Class B          $ 44.28               --                --           --          8.23%
         All contract charges                                --          267,779        $4,210,726         3.03%           --
  2005   Lowest contract charge 0.50% Class B (b)       $ 54.27               --                --           --          4.27%
         Highest contract charge 1.90% Class B          $ 40.92               --                --           --          2.81%
         All contract charges                                --          188,833        $2,886,531         2.93%           --
  2004   Lowest contract charge 0.50% Class B (b)       $ 52.05                                                          8.18%
         Highest contract charge 1.90% Class B          $ 39.80               --                --           --          6.66%
         All contract charges                                --           94,832        $1,705,138         3.65%           --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2003   Lowest contract charges 0.50% Class B (b)      $ 48.11             --                  --           --          18.54%
         Highest contract charges 1.90% Class B         $ 37.31             --                  --           --          16.86%
         All contract charges                                --         18,997          $  653,817         3.59%            --
  2002   Lowest contract charges 0.50% Class B (b)      $ 40.59             --                  --           --         (11.86)%
         Highest contract charges 1.90% Class B         $ 31.93             --                  --           --         (14.37)%
         All contract charges                                --          3,929          $  137,208         2.19%            --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.96             --                  --           --          13.93%
         Highest contract charge 1.90% Class B (f)      $ 12.44             --                  --           --          12.33%
         All contract charges                                --        450,637          $6,186,804         3.16%            --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.37             --                  --           --           6.14%
         Highest contract charge 1.90% Class B (f)      $ 11.07             --                  --           --           4.65%
         All contract charges                                --        231,245          $2,819,241         5.28%            --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.71             --                  --           --           7.46%
         Highest contract charge 1.90% Class B (f)      $ 10.58             --                  --           --           6.13%
         All contract charges                                --         82,739          $  955,400         4.09%            --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68             --                  --           --           6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66             --                  --           --           6.60%
         All contract charges                                --          2,415          $   25,768         2.70%            --

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 71.38             --                  --           --           4.59%
         Highest contract charge 1.90% Class B          $ 53.06             --                  --           --           3.12%
         All contract charges                                --          5,287          $  139,296           --             --
  2005   Lowest contract charge 0.50% Class B           $ 68.25             --                  --           --           7.66%
         Highest contract charge 1.90% Class B          $ 51.46             --                  --           --           6.15%
         All contract charges                                --          3,925          $  127,148           --             --
  2004   Lowest contract charge 0.50% Class B           $ 63.39             --                  --           --          11.54%
         Highest contract charge 1.90% Class B          $ 48.47             --                  --           --           9.97%
         All contract charges                                --          3,203          $  119,925           --             --
  2003   Lowest contract charges 0.50% Class B          $ 56.83             --                  --           --          36.82%
         Highest contract charges 1.90% Class B         $ 44.08             --                  --           --          34.92%
         All contract charges                                --          2,180          $  101,344           --             --
  2002   Lowest contract charges 0.50% Class B          $ 41.54             --                  --           --         (29.22)%
         Highest contract charges 1.90% Class B         $ 32.67             --                  --           --         (30.23)%
         All contract charges                                --          1,711          $   60,793         0.01%            --

AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.01             --                  --           --           3.25%
         Highest contract charge 1.90% Class B (a)      $ 11.19             --                  --           --           1.80%
         All contract charges                                --         58,160          $  651,206         4.11%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.63             --                  --           --           1.20%
         Highest contract charge 1.90% Class B (a)      $ 10.99             --                  --           --          (0.18)%
         All contract charges                                --         57,425          $  631,231         3.47%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B (a)      $ 11.01             --                  --           --           1.91%
         All contract charges                                --         55,151          $  609,072         3.24%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 11.11             --                  --           --           3.26%
         Highest contract charge 1.90% Class B (a)      $ 10.80             --                  --           --           1.79%
         All contract charges                                --         47,365          $  516,125         3.67%            --
  2002   Lowest contract charge 0.50% Class B (a)       $ 10.76             --                  --           --           5.39%
         Highest contract charge 1.90% Class B (a)      $ 10.61         19,201          $  204,776         5.63%          4.02%
         All contract charges                                --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.61               --               --            --            4.61%
         Highest contract charge 1.90% Class B (a)      $ 11.75               --               --            --            3.14%
         All contract charges                                --           23,416         $290,818          1.05%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.06               --               --            --            6.43%
         Highest contract charge 1.90% Class B (a)      $ 11.39               --               --            --            4.93%
         All contract charges                                --           20,668         $246,216          2.61%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.33               --               --            --           11.57%
         Highest contract charge 1.90% Class B (a)      $ 10.86               --               --            --           10.00%
         All contract charges                                --           17,556         $196,381          4.12%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.16               --               --            --           27.47%
         Highest contract charge 1.90% Class B (a)      $  9.87               --               --            --           25.73%
         All contract charges                                --           11,382         $113,739          1.54%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.97               --               --            --          (19.41)%
         Highest contract charge 1.90% Class B (a)      $  7.85               --               --            --          (20.63)%
         All contract charges                                --            3,195         $ 25,215            --              --

AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 38.57               --               --            --            9.38%
         Highest contract charge 1.90% Class B          $ 29.05               --               --            --            7.85%
         All contract charges                                --           46,730         $935,762          6.95%             --
  2005   Lowest contract charge 0.50% Class B           $ 35.26               --               --            --            2.55%
         Highest contract charge 1.90% Class B          $ 26.94               --               --            --            1.11%
         All contract charges                                --           43,908         $877,332          7.68%             --
  2004   Lowest contract charge 0.50% Class B           $ 34.38               --               --            --            8.13%
         Highest contract charge 1.90% Class B          $ 26.64               --               --            --            6.61%
         All contract charges                                --           37,966         $860,727          6.76%             --
  2003   Lowest contract charges 0.50% Class B          $ 31.80               --               --            --           21.93%
         Highest contract charges 1.90% Class B         $ 24.99               --               --            --           20.21%
         All contract charges                                --           25,622         $673,178          7.02%             --
  2002   Lowest contract charges 0.50% Class B          $ 26.08               --               --            --           (3.41)%
         Highest contract charges 1.90% Class B         $ 20.79               --               --            --           (4.76)%
         All contract charges                                --           10,205         $228,627         10.07%             --

AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B (a)      $ 16.48               --               --            --           22.94%
         All contract charges                                --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B (a)      $ 13.40               --               --            --           13.25%
         All contract charges                                --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B (a)      $ 11.83               --               --            --           15.67%
         All contract charges                                --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B (a)      $ 10.23               --               --            --           31.83%
         All contract charges                                --           11,346         $117,579          0.85%             --
  2002   Unit Value 0.50% to 1.90%*                          --               --               --            --              --
         Lowest contract charge 0.50% Class B (a)       $  7.87               --               --            --          (18.61)%
         Highest contract charge 1.90% Class B (a)      $  7.76               --               --            --          (19.75)%
         All contract charges                                --            3,212         $ 25,053            --              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.87              --               --            --           13.01%
         Highest contract charge 1.90% Class B (a)      $ 11.99              --               --            --           11.43%
         All contract charges                                --          13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.39              --               --            --            6.20%
         Highest contract charge 1.90% Class B (a)      $ 10.76              --               --            --            4.71%
         All contract charges                                            13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.72              --               --            --            9.13%
         Highest contract charge 1.90% Class B (a)      $ 10.28              --               --            --            7.59%
         All contract charges                                --          12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B (a)       $  9.83              --               --            --           27.46%
         Highest contract charge 1.90% Class B (a)      $  9.55              --               --            --           25.66%
         All contract charges                                --          10,567         $102,131          0.19%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.71              --               --            --          (22.59)%
         Highest contract charge 1.90% Class B (a)      $  7.60              --               --            --          (23.69)%
         All contract charges                                --           3,689         $ 28,181          0.49%             --

AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 10.06              --               --            --          (0.39)%
         Highest contract charge 1.90% Class B (a)      $  9.37              --               --            --          (1.79)%
         All contract charges                                --          30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.10              --               --            --            6.95%
         Highest contract charge 1.90% Class B (a)      $  9.54              --               --            --            5.45%
         All contract charges                                --          28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.44              --               --            --            6.13%
         Highest contract charge 1.90% Class B (a)      $  9.05              --               --            --            4.64%
         All contract charges                                --          29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.90              --               --            --           30.12%
         Highest contract charge 1.90% Class B (a)      $  8.65              --               --            --           28.15%
         All contract charges                                --          22,496         $197,050            --              --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.84              --               --            --          (30.13)%
         Highest contract charge 1.90% Class B (a)      $  6.75              --               --            --          (30.98)%
         All contract charges                                --           7,258         $ 49,222            --              --

AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.99              --               --            --           18.73%
         Highest contract charge 1.90% Class B (a)      $ 13.96              --               --            --           17.06%
         All contract charges                                --          39,025         $577,966          2.82%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.62              --               --            --            6.56%
         Highest contract charge 1.90% Class B (a)      $ 11.93              --               --            --            5.07%
         All contract charges                                --          35,233         $440,121          3.02%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.84              --               --            --           13.85%
         Highest contract charge 1.90% Class B (a)      $ 11.35              --               --            --           12.25%
         All contract charges                                --          29,242         $342,105          6.81%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40              --               --            --           30.32%
         Highest contract charge 1.90% Class B (a)      $ 10.11              --               --            --           28.63%
         All contract charges                                --          20,239         $206,969          2.87%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.98              --               --            --          (18.82)%
         Highest contract charge 1.90% Class B (a)      $  7.86              --               --            --          (20.04)%
         All contract charges                                --           6,974         $ 55,122          1.00%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.41                --               --          --           9.07%
         Highest contract charge 1.90% Class B (a)      $ 10.63                --               --          --           7.54%
         All contract charges                                --            35,038         $410,676        0.51%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.46                --               --          --           7.84%
         Highest contract charge 1.90% Class B (a)      $  9.88                --               --          --           6.33%
         All contract charges                                --            35,078         $374,043        1.58%            --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.70                --               --          --          11.17%
         Highest contract charge 1.90% Class B (a)      $  9.30                --               --          --           9.61%
         All contract charges                                --            35,482         $346,528        1.55%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.72                --               --          --          39.52%
         Highest contract charge 1.90% Class B (a)      $  8.48                --               --          --          37.67%
         All contract charges                                --            28,678         $246,717        1.91%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.25                --               --          --         (36.61)%
         Highest contract charge 1.90% Class B (a)      $  6.16                --               --          --         (37.46)%
         All contract charges                                --             8,322         $ 51,568          --             --

AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.53                --               --          --          14.16%
         Highest contract charge 1.90% Class B (a)      $ 13.54                --               --          --          12.56%
         All contract charges                                --            30,733         $438,437        1.72%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.73                --               --          --           6.81%
         Highest contract charge 1.90% Class B (a)      $ 12.03                --               --          --           5.31%
         All contract charges                                --            29,548         $370,654        6.98%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.92                --               --          --          14.61%
         Highest contract charge 1.90% Class B (a)      $ 11.42                --               --          --          13.00%
         All contract charges                                --            30,025         $353,096        4.10%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40                --               --          --          39.95%
         Highest contract charge 1.90% Class B (a)      $ 10.11                --               --          --          37.90%
         All contract charges                                --            21,347         $218,393        0.43%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.43                --               --          --         (23.64)%
         Highest contract charge 1.90% Class B (a)      $  7.33                --               --          --         (24.59)%
         All contract charges                                --             6,540         $ 48,169          --             --

AXA Premier VIP Technology (g)
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.06                --               --          --           6.76%
         Highest contract charge 1.90% Class B (a)      $ 10.31                --               --          --           5.26%
         All contract charges                                --            24,173         $271,064          --             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.36                --               --          --          10.71%
         Highest contract charge 1.90% Class B (a)      $  9.79                --               --          --           9.16%
         All contract charges                                --            24,317         $253,676          --             --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.36                --               --          --           4.46%
         Highest contract charge 1.90% Class B (a)      $  8.97                --               --          --           2.99%
         All contract charges                                --            24,512         $228,436        0.93%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.96                --               --          --          56.90%
         Highest contract charge 1.90% Class B (a)      $  8.71                --               --          --          54.71%
         All contract charges                                --             7,597         $ 67,141        4.79%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  5.71                --               --          --         (44.02)%
         Highest contract charge 1.90% Class B (a)      $  5.63                --               --          --         (44.75)%
         All contract charges                                --             2,311         $ 13,072          --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 348.26              --                --           --         10.14%
         Highest contract charge 1.90% Class B          $ 224.77              --                --           --          8.59%
         All contract charges                                 --          44,440        $1,355,393         1.20%           --
  2005   Lowest contract charge 0.50% Class B           $ 316.20              --                --           --          3.78%
         Highest contract charge 1.90% Class B          $ 206.99              --                --           --          2.33%
         All contract charges                                 --          36,983        $1,277,968         0.84%           --
  2004   Lowest contract charge 0.50% Class B           $ 304.68              --                --           --         13.55%
         Highest contract charge 1.90% Class B          $ 202.28              --                --           --         11.95%
         All contract charges                                 --          23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B          $ 268.33              --                --           --         48.81%
         Highest contract charges 1.90% Class B         $ 180.69              --                --           --         46.72%
         All contract charges                                 --           5,325        $  877,988         1.30%           --
  2002   Lowest contract charges 0.50% Class B          $ 180.32              --                --           --        (33.67)%
         Highest contract charges 1.90% Class B         $ 123.15              --                --           --        (34.61)%
         All contract charges                                 --           3,226        $  453,046         0.05%           --

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  38.57              --                --           --         17.95%
         Highest contract charge 1.90% Class B (a)      $  31.97              --                --           --         16.30%
         All contract charges                                 --          41,060        $  895,139         1.42%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  32.70              --                --           --          4.98%
         Highest contract charge 1.90% Class B (a)      $  27.49              --                --           --          3.50%
         All contract charges                                 --          37,992        $  759,475         1.07%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  31.15              --                --           --         11.83%
         Highest contract charge 1.90% Class B (a)      $  26.56              --                --           --         10.26%
         All contract charges                                 --          29,768        $  651,421         1.62%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  27.85              --                --           --         29.80%
         Highest contract charges 1.90% Class B (a)     $  24.09              --                --           --         27.93%
         All contract charges                                 --          17,280        $  427,793         1.61%           --
         Lowest contract charges 0.50% Class B (a)      $  21.46              --                --           --        (20.16)%
  2002   Highest contract charges 1.90% Class B (a)     $  18.83              --                --           --        (21.21)%
         All contract charges                                 --           5,280        $  104,247         2.86%           --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  21.69              --                --           --          2.61%
         Highest contract charge 1.90% Class B (a)      $  17.35              --                --           --          1.17%
         All contract charges                                 --          18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  21.14              --                --           --          0.73%
         Highest contract charge 1.90% Class B (a)      $  17.15              --                --           --         (0.68)%
         All contract charges                                 --          20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  20.98              --                --           --          1.43%
         Highest contract charge 1.90% Class B (a)      $  17.27              --                --           --            --
         All contract charges                                 --          20,300        $  340,096         3.02%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  20.69              --                --           --          1.61%
         Highest contract charges 1.90% Class B (a)     $  17.27              --                --           --          0.22%
         All contract charges                                 --          17,987        $  328,020         4.49%           --
  2002   Lowest contract charges 0.50% Class B (a)      $  20.36              --                --           --          8.41%
         Highest contract charges 1.90% Class B (a)     $  17.23              --                --           --          7.22%
         All contract charges                                 --          10,061        $  183,406        10.01%           --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein International (k)(l)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 20.38              --               --            --          22.90%
         Highest contract charge 1.90% Class B (a)       $ 17.25              --               --            --          21.18%
         All contract charges                                 --          50,659         $919,120          1.53%            --
  2005   Lowest contract charge 0.50% Class B            $ 16.58              --               --            --          14.72%
         Highest contract charge 1.90% Class B (a)       $ 14.24              --               --            --          13.11%
         All contract charges                                 --          39,214         $585,935          1.67%            --
  2004   Lowest contract charge 0.50% Class B            $ 14.45              --               --            --          17.58%
         Highest contract charge 1.90% Class B (a)       $ 12.59              --               --            --          15.93%
         All contract charges                                 --          28,144         $371,190          2.10%            --
  2003   Lowest contract charges 0.50% Class B           $ 12.29              --               --            --          34.47%
         Highest contract charges 1.90% Class B (a)      $ 10.86              --               --            --          32.60%
         All contract charges                                 --          20,522         $232,935          2.53%            --
  2002   Lowest contract charges 0.50% Class B           $  9.14              --               --            --          (9.33)%
         Highest contract charges 1.90% Class B (a)      $  8.19              --               --            --         (10.49)%
         All contract charges                                 --           3,406         $ 29,069            --             --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $  7.47              --               --            --          (1.04)%
         Highest contract charge 1.90% Class B           $  6.70              --               --            --          (2.43)%
         All contract charges                                 --          49,049         $384,363            --             --
  2005   Lowest contract charge 0.50% Class B            $  7.55              --               --            --          14.36%
         Highest contract charge 1.90% Class B           $  6.86              --               --            --          12.75%
         All contract charges                                 --          53,599         $409,334            --             --
  2004   Lowest contract charge 0.50% Class B            $  6.60              --               --            --           7.84%
         Highest contract charge 1.90% Class B           $  6.09              --               --            --           6.32%
         All contract charges                                 --          54,060         $349,068            --             --
  2003   Lowest contract charges 0.50% Class B           $  6.12              --               --            --          22.65%
         Highest contract charges 1.90% Class B          $  5.73              --               --            --          20.89%
         All contract charges                                 --          55,750         $326,649            --             --
  2002   Lowest contract charges 0.50% Class B           $  4.99              --               --            --         (31.55)%
         Highest contract charges 1.90% Class B          $  4.74              --               --            --         (32.48)%
         All contract charges                                 --          48,237         $232,039            --             --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 18.35              --               --            --           3.30%
         Highest contract charge 1.90% Class B           $ 15.21              --               --            --           1.85%
         All contract charges                                 --          27,600         $371,451          4.04%            --
  2005   Lowest contract charge 0.50% Class B            $ 17.77              --               --            --           1.49%
         Highest contract charge 1.90% Class B           $ 14.94              --               --            --           0.07%
         All contract charges                                 --          25,641         $349,668          3.92%            --
  2004   Lowest contract charge 0.50% Class B            $ 17.51              --               --            --           3.23%
         Highest contract charge 1.90% Class B           $ 14.93              --               --            --           1.78%
         All contract charges                                 --          21,465         $310,126          4.04%            --
  2003   Lowest contract charges 0.50% Class B           $ 16.96              --               --            --           3.03%
         Highest contract charges 1.90% Class B          $ 14.67              --               --            --           1.59%
         All contract charges                                 --          16,832         $258,083          3.43%            --
  2002   Lowest contract charges 0.50% Class B           $ 16.46              --               --            --           5.92%
         Highest contract charges 1.90% Class B          $ 14.44              --               --            --           4.49%
         All contract charges                                 --           5,930         $ 89,679          7.92%            --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Small Cap Growth (d)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.74               --                --           --            8.46%
         Highest contract charge 1.90% Class B          $ 17.22               --                --           --            6.94%
         All contract charges                                --           29,035        $  479,583           --              --
  2005   Lowest contract charge 0.50% Class B           $ 18.20               --                --           --           10.95%
         Highest contract charge 1.90% Class B          $ 16.10               --                --           --            9.40%
         All contract charges                                --           28,133        $  443,581           --              --
  2004   Lowest contract charge 0.50% Class B           $ 16.41               --                --           --           13.41%
         Highest contract charge 1.90% Class B          $ 14.72               --                --           --           11.82%
         All contract charges                                --           27,198        $  400,895           --              --
  2003   Lowest contract charges 0.50% Class B          $ 14.47               --                --           --           40.21%
         Highest contract charges 1.90% Class B         $ 13.16               --                --           --           38.25%
         All contract charges                                --           24,622        $  333,931           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.32               --                --           --          (30.55)%
         Highest contract charges 1.90% Class B         $  9.52               --                --           --          (31.56)%
         All contract charges                                --           16,457        $  160,910           --              --

EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.39               --                --           --           20.78%
         Highest contract charge 1.90% Class B          $ 17.07               --                --           --           19.09%
         All contract charges                                --          110,933        $1,850,638         1.64%             --
  2005   Lowest contract charge 0.50% Class B           $ 16.05               --                --           --            4.91%
         Highest contract charge 1.90% Class B          $ 14.33               --                --           --            3.44%
         All contract charges                                --          101,618        $1,439,640         1.18%             --
  2004   Lowest contract charge 0.50% Class B           $ 15.30               --                --           --           12.88%
         Highest contract charge 1.90% Class B          $ 13.86               --                --           --           11.29%
         All contract charges                                --           91,811        $1,278,595         1.46%             --
  2003   Lowest contract charges 0.50% Class B          $ 13.56               --                --           --           28.17%
         Highest contract charges 1.90% Class B         $ 12.45               --                --           --           26.28%
         All contract charges                                --           70,973        $  907,823         1.69%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.58               --                --           --          (14.05)%
         Highest contract charges 1.90% Class B         $  9.86               --                --           --          (15.29)%
         All contract charges                                --           36,996        $  373,343         1.59%             --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.48               --                --           --           10.61%
         Highest contract charge 1.90% Class B (n)      $ 11.29               --                --           --            9.06%
         All contract charges                                --            2,735        $   31,030         1.21%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.38               --                --           --            3.83%
         Highest contract charge 1.90% Class B (n)      $ 10.35               --                --           --            3.49%
         All contract charges                                --              510        $    5,276         1.00%             --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 10.82               --                --           --            0.23%
         Highest contract charge 1.70% Class B (i)      $ 10.91               --                --           --          ( 0.27)%
         All contract charges                                --           13,017        $  142,226         2.84%             --
  2005   Lowest contract charge 1.20% Class B (f)       $ 10.79               --                --           --            6.22%
         Highest contract charge 1.70% Class B (i)      $ 10.94               --                --           --            5.69%
         All contract charges                                --           11,318        $  123,394           --              --
  2004   Lowest contract charge 1.20% Class B (f)       $ 10.16               --                --           --            1.27%
         Highest contract charge 1.70% Class B (i)      $ 10.35               --                --           --            1.87%
         All contract charges                                --            3,869        $   39,780           --              --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.17               --               --            --            1.72%
         Highest contract charge 1.70% Class B (i)      $ 10.16               --               --            --            1.60%
         All contract charges                                --               95         $    966            --              --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  7.26               --               --            --           15.39%
         Highest contract charge 1.90% Class B (h)      $  6.48               --               --            --           13.77%
         All contract charges                                --           30,079         $198,213          2.39%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  6.30               --               --            --            5.62%
         Highest contract charge 1.90% Class B (h)      $  5.69               --               --            --            4.14%
         All contract charges                                --           22,950         $135,055          2.19%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  5.96               --               --            --            9.05%
         Highest contract charge 1.90% Class B (h)      $  5.47               --               --            --            8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%             --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --            4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            3.24%
         All contract charges                                --            5,169         $ 54,129            --              --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --            8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --            6.68%
         All contract charges                                --            4,883         $ 47,467            --              --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --            3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --            1.62%
         All contract charges                                --            3,656         $ 31,705            --              --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --           27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --           25.41%
         All contract charges                                --            2,756         $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B          $  6.48               --               --            --          (26.78)%
         Highest contract charges 1.90% Class B         $  6.18               --               --            --          (27.80)%
         All contract charges                                --              731         $  4,578            --              --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --            6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --            5.37%
         All contract charges                                --           30,418         $380,312          0.18%             --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --            4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --            3.12%
         All contract charges                                --           23,591         $283,809          0.21%             --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --            5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --            3.53%
         All contract charges                                --           20,651         $244,375          0.51%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.14               --               --            --           23.38%
         Highest contract charges 1.90% Class B         $ 11.05               --               --            --           21.70%
         All contract charges                                --           22,285         $254,404          0.13%             --
  2002   Lowest contract charges 0.50% Class B          $  9.84               --               --            --          (26.73)%
         Highest contract charges 1.90% Class B         $  9.08               --               --            --          (27.76)%
         All contract charges                                --           20,819         $194,509          0.10%             --

EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.51               --               --            --           18.65%
         Highest contract charge 1.90% Class B          $ 13.91               --               --            --           16.99%
         All contract charges                                --           62,676         $973,881          1.38%             --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Capital Guardian International (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.07              --               --            --         16.51%
         Highest contract charge 1.90% Class B          $ 11.89              --               --            --         14.91%
         All contract charges                                --          56,000         $728,289          1.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.22              --               --            --         13.04%
         Highest contract charge 1.90% Class B          $ 10.35              --               --            --         11.45%
         All contract charges                                --          49,365         $543,898          1.64%           --
  2003   Lowest contract charges 0.50% Class B          $  9.92              --               --            --         31.91%
         Highest contract charges 1.90% Class B         $  9.29              --               --            --         30.11%
         All contract charges                                --          34,025         $323,809          1.54%           --
  2002   Lowest contract charges 0.50% Class B          $  7.52              --               --            --        (15.51)%
         Highest contract charges 1.90% Class B         $  7.14              --               --            --        (16.69)%
         All contract charges                                --          15,843         $114,882          1.42%           --

EQ/Capital Guardian Research (e)
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.96              --               --            --         11.50%
         Highest contract charge 1.90% Class B          $ 12.53              --               --            --          9.93%
         All contract charges                                --          56,224         $739,096          0.56%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.52              --               --            --          5.53%
         Highest contract charge 1.90% Class B          $ 11.40              --               --            --          4.05%
         All contract charges                                --          59,370         $704,554          0.56%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.87              --               --            --         10.35%
         Highest contract charge 1.90% Class B          $ 10.95              --               --            --          8.80%
         All contract charges                                --          61,357         $694,282          0.67%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.76              --               --            --         30.90%
         Highest contract charges 1.90% Class B         $ 10.07              --               --            --         29.10%
         All contract charges                                --          54,622         $562,488          0.48%           --
  2002   Lowest contract charges 0.50% Class B          $  8.22              --               --            --        (25.07)%
         Highest contract charges 1.90% Class B         $  7.80              --               --            --        (26.14)%
         All contract charges                                --          40,818         $324,026          0.43%           --

EQ/Capital Guardian U.S. Equity (c)
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.44              --               --            --          9.41%
         Highest contract charge 1.90% Class B          $ 12.05              --               --            --          7.88%
         All contract charges                                --          77,194         $984,193          1.27%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.28              --               --            --          5.43%
         Highest contract charge 1.90% Class B          $ 11.17              --               --            --          3.96%
         All contract charges                                --          77,247         $905,335          0.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.65              --               --            --          8.78%
         Highest contract charge 1.90% Class B          $ 10.75              --               --            --          7.25%
         All contract charges                                --          73,991         $825,881          0.53%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.71              --               --            --         35.74%
         Highest contract charges 1.90% Class B         $ 10.02              --               --            --         33.78%
         All contract charges                                --          56,813         $583,096          0.39%           --
  2002   Lowest contract charges 0.50% Class B          $  7.89              --               --            --        (24.06)%
         Highest contract charges 1.90% Class B         $  7.49              --               --            --        (25.10)%
         All contract charges                                --          24,868         $189,328          0.42%           --

EQ/Caywood-Scholl High Yield Bond Equity
----------------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.23              --               --            --          7.42%
         Highest contract charge 1.90% Class B (m)      $ 10.97              --               --            --          5.92%
         All contract charges                                --          10,025         $103,369          7.96%           --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.46              --               --            --          4.56%
         Highest contract charge 1.90% Class B (m)      $ 10.36              --               --            --          3.58%
         All contract charges                                --           3,193         $ 33,180         15.00%           --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.88              --                 --           --           8.76%
         Highest contract charge 1.90% Class B (p)      $ 10.83              --                 --           --           8.29%
         All contract charges                                --           5,631         $   61,054         0.75%            --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 33.46              --                 --           --          14.52%
         Highest contract charge 1.90% Class B          $ 27.90              --                 --           --          12.91%
         All contract charges                                --          76,302         $1,640,567         1.54%            --
  2005   Lowest contract charge 0.50% Class B           $ 29.22              --                 --           --           3.88%
         Highest contract charge 1.90% Class B          $ 24.71              --                 --           --           2.42%
         All contract charges                                --          76,052         $1,537,157         1.35%            --
  2004   Lowest contract charge 0.50% Class B           $ 28.13              --                 --           --           9.68%
         Highest contract charge 1.90% Class B          $ 24.12              --                 --           --           8.14%
         All contract charges                                --          67,829         $1,471,224         1.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 25.65              --                 --           --          27.21%
         Highest contract charges 1.90% Class B         $ 22.31              --                 --           --          25.40%
         All contract charges                                --          50,505         $1,166,468         1.51%            --
  2002   Lowest contract charges 0.50% Class B          $ 20.16              --                 --           --         (22.79)%
         Highest contract charges 1.90% Class B         $ 17.79              --                 --           --         (23.88)%
         All contract charges                                --          30,324         $  561,948         1.04%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 10.05              --                 --           --           2.90%
         Highest contract charge 1.90% Class B (n)      $  9.88              --                 --           --           1.46%
         All contract charges                                --           8,137         $   80,817         0.43%            --
  2005   Lowest contract charge 0.50% Class B (n)       $  9.77              --                 --           --         (2.31)%
         Highest contract charge 1.90% Class B (n)      $  9.74              --                 --           --         (2.63)%
         All contract charges                                --             659         $    6,422           --             --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.55              --                 --           --           5.34%
         Highest contract charge 1.90% Class B          $  8.53              --                 --           --           3.86%
         All contract charges                                --          13,748         $  141,667         2.13%            --
  2005   Lowest contract charge 0.50% Class B           $  9.07              --                 --           --           3.44%
         Highest contract charge 1.90% Class B          $  8.21              --                 --           --           1.99%
         All contract charges                                --          15,270         $  147,725         0.04%            --
  2004   Lowest contract charge 0.50% Class B           $  8.77              --                 --           --           6.51%
         Highest contract charge 1.90% Class B          $  8.05              --                 --           --           5.01%
         All contract charges                                --          15,623         $  142,569         0.35%            --
  2003   Lowest contract charges 0.50% Class B          $  8.23              --                 --           --          37.40%
         Highest contract charges 1.90% Class B         $  7.67              --                 --           --          35.51%
         All contract charges                                --           9,822         $   78,212           --             --
  2002   Lowest contract charges 0.50% Class B          $  5.99              --                 --           --         (24.37)%
         Highest contract charges 1.90% Class B         $  5.66              --                 --           --         (25.43)%
         All contract charges                                --           2,262         $   13,052           --             --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.58              --                 --           --          10.97%
         Highest contract charge 1.90% Class B          $ 12.41              --                 --           --           9.41%
         All contract charges                                --          72,246         $  989,519         3.28%            --
  2005   Lowest contract charge 0.50% Class B           $ 12.23              --                 --           --           5.84%
         Highest contract charge 1.90% Class B          $ 11.35              --                 --           --           4.35%
         All contract charges                                --          70,729         $  867,602         7.65%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/FI Mid Cap (Continued)
-------------------------
  2004   Lowest contract charge 0.50% Class B           $ 11.56               --               --            --          15.45%
         Highest contract charge 1.90% Class B          $ 10.87               --               --            --          13.82%
         All contract charges                                --           64,623         $740,923          2.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.01               --               --            --          42.80%
         Highest contract charges 1.90% Class B         $  9.55               --               --            --          40.88%
         All contract charges                                --           49,567         $483,002            --             --
  2002   Lowest contract charges 0.50% Class B          $  7.01               --               --            --         (18.87)%
         Highest contract charges 1.90% Class B         $  6.78               --               --            --         (20.05)%
         All contract charges                                --           18,844         $129,102          0.01%            --

EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B          $ 16.63               --               --            --          10.35%
         All contract charges                                --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B           $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B          $ 15.07               --               --            --           9.21%
         All contract charges                                --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B           $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B          $ 13.80               --               --            --          15.61%
         All contract charges                                --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B          $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B         $ 11.94               --               --            --          30.78%
         All contract charges                                --           35,841         $441,408          0.48%            --
  2002   Lowest contract charges 0.50% Class B          $  9.89               --               --            --             --
         Highest contract charges 1.90% Class B         $  9.13               --               --            --         (16.32)%
         All contract charges                                --           18,536         $173,781          0.70%            --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.46               --               --            --           4.56%
         Highest contract charge 1.90% Class B (p)      $ 10.41               --               --            --           4.11%
         All contract charges                                --           12,757         $132,983          2.34%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.85               --               --            --           8.50%
         Highest contract charge 1.90% Class B (p)      $ 10.80               --               --            --           8.03%
         All contract charges                                --            1,481         $ 16,022          0.54%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.79               --               --            --          11.65%
         Highest contract charge 1.90% Class B (m)      $ 11.52               --               --            --          10.08%
         All contract charges                                --            7,462         $ 86,530          6.34%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.56               --               --            --           5.64%
         Highest contract charge 1.90% Class B (m)      $ 10.46               --               --            --           4.65%
         All contract charges                                --            2,307         $ 24,225          5.28%            --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $ 32.21               --               --            --          18.24%
         Highest contract charge 1.90% Class B (h)      $ 24.81               --               --            --          16.58%
         All contract charges                                --            8,969         $243,842          1.60%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 27.24               --               --            --           3.80%
         Highest contract charge 1.90% Class B (h)      $ 21.28               --               --            --           2.34%
         All contract charges                                --            5,611         $129,461          1.01%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/GAMCO Small Company Value (Continued)
----------------------------------------
  2004   Lowest contract charge 0.50% Class B (h)       $ 26.24               --                --           --          13.51%
         Highest contract charge 1.90% Class B (h)      $ 20.79               --                --           --          13.22%
         All contract charges                                --              797        $   17,882         0.39%

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 14.46               --                --           --          25.01%
         Highest contract charge 1.90% Class B (m)      $ 14.12               --                --           --          23.26%
         All contract charges                                --            6,096        $   83,819         1.21%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.56               --                --           --          15.64%
         Highest contract charge 1.90% Class B (m)      $ 11.46               --                --           --          14.56%
         All contract charges                                --            1,394        $   16,015         2.07%            --

EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  6.72               --                --           --           0.68%
         Highest contract charge 1.90% Class B          $  6.14               --                --           --          (0.73)%
         All contract charges                                --           28,965        $  217,850           --             --
  2005   Lowest contract charge 0.50% Class B           $  6.67               --                --           --           6.75%
         Highest contract charge 1.90% Class B          $  6.19               --                --           --           5.25%
         All contract charges                                --           31,429        $  227,980           --             --
  2004   Lowest contract charge 0.50% Class B           $  6.25               --                --           --          11.59%
         Highest contract charge 1.90% Class B          $  5.88               --                --           --          10.02%
         All contract charges                                --           30,303        $  194,427         0.26%            --
  2003   Lowest contract charges 0.50% Class B          $  5.60               --                --           --          25.28%
         Highest contract charges 1.90% Class B         $  5.34               --                --           --          23.33%
         All contract charges                                --           28,669        $  156,361           --             --
  2002   Lowest contract charges 0.50% Class B          $  4.47               --                --           --         (30.70)%
         Highest contract charges 1.90% Class B         $  4.33               --                --           --         (31.60)%
         All contract charges                                --           19,297        $   84,342           --             --

EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.48               --                --           --           3.54%
         Highest contract charge 1.90% Class B          $ 13.63               --                --           --           2.09%
         All contract charges                                --           99,116        $1,260,924         4.37%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.95               --                --           --           1.71%
         Highest contract charge 1.90% Class B          $ 13.35               --                --           --           0.28%
         All contract charges                                --           93,448        $1,190,350         3.56%            --
  2004   Lowest contract charge 0.50% Class B           $ 14.70               --                --           --           3.58%
         Highest contract charge 1.90% Class B          $ 13.31               --                --           --           2.12%
         All contract charges                                --           80,724        $1,064,120         4.15%
  2003   Lowest contract charges 0.50% Class B          $ 14.19               --                --           --           2.84%
         Highest contract charges 1.90% Class B         $ 13.04               --                --           --           1.48%
         All contract charges                                --           72,059        $  963,308         3.72%            --
  2002   Lowest contract charges 0.50% Class B          $ 13.80               --                --           --           9.09%
         Highest contract charges 1.90% Class B         $ 12.85               --                --           --           7.44%
         All contract charges                                --           51,512        $  676,993         5.39%            --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.46               --                --           --          19.78%
         Highest contract charge 1.90% Class B          $ 15.22               --                --           --          18.10%
         All contract charges                                --           31,332        $  492,862         4.27%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.58               --                --           --           3.41%
         Highest contract charge 1.90% Class B          $ 12.89               --                --           --           1.95%
         All contract charges                                --           35,102        $  468,128         1.50%            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.10               --                --           --           10.33%
         Highest contract charge 1.90% Class B          $ 12.64               --                --           --            8.78%
         All contract charges                                --           38,178        $  499,166         1.28%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.78               --                --           --           26.16%
         Highest contract charges 1.90% Class B         $ 11.62               --                --           --           24.41%
         All contract charges                                --           39,281        $  471,766         1.42%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.13               --                --           --          (19.41)%
         Highest contract charges 1.90% Class B         $  9.34               --                --           --          (20.65)%
         All contract charges                                --           36,586        $  351,427         1.36%             --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.33               --                --           --            6.30%
         Highest contract charge 1.90% Class B (n)      $ 11.14               --                --           --            4.81%
         All contract charges                                --           15,831        $  177,206         0.05%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.66               --                --           --            6.62%
         Highest contract charge 1.90% Class B (n)      $ 10.63               --                --           --            6.26%
         All contract charges                                --            2,464        $   26,219         0.13%             --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.19               --                --           --            1.31%
         Highest contract charge 1.90% Class B (m)      $  9.95               --                --           --          (0.11)%
         All contract charges                                --            8,360        $   83,248         5.01%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.06               --                --           --            0.56%
         Highest contract charge 1.90% Class B (m)      $  9.96               --                --           --          (0.38)%
         All contract charges                                --            4,300        $   42,957         5.08%             --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.43               --                --           --           16.63%
         Highest contract charge 1.90% Class B (m)      $ 12.14               --                --           --           14.99%
         All contract charges                                --           11,071        $  135,386         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.66               --                --           --            6.59%
         Highest contract charge 1.90% Class B (m)      $ 10.56               --                --           --            5.59%
         All contract charges                                --            3,072        $   32,532         1.42%             --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.91               --                --           --           12.13%
         Highest contract charge 1.90% Class B (m)      $ 11.63               --                --           --           10.56%
         All contract charges                                --            4,229        $   49,544         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.62               --                --           --            6.21%
         Highest contract charge 1.90% Class B (m)      $ 10.52               --                --           --            5.22%
         All contract charges                                --            2,022        $   21,339         0.84%             --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.54               --                --           --           11.87%
         Highest contract charge 1.90% Class B (m)      $ 12.25               --                --           --           10.30%
         All contract charges                                --           17,475        $  215,636         1.22%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.21               --                --           --           12.11%
         Highest contract charge 1.90% Class B (m)      $ 11.11               --                --           --           11.07%
         All contract charges                                --            9,142        $  101,817         1.70%             --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.20               --                --           --            8.78%
         Highest contract charge 1.90% Class B          $ 15.95               --                --           --            7.25%
         All contract charges                                --          110,995        $1,644,626         0.73%             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Marsico Focus (Continued)
----------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.82               --                --           --           10.15%
         Highest contract charge 1.90% Class B          $ 14.88               --                --           --            8.61%
         All contract charges                                --           91,026        $1,281,504           --              --
  2004   Lowest contract charge 0.50% Class B           $ 14.36               --                --           --            9.96%
         Highest contract charge 1.90% Class B          $ 13.70               --                --           --            8.41%
         All contract charges                                --           69,842        $  931,060           --              --
  2003   Lowest contract charges 0.50% Class B          $ 13.06               --                --           --           30.45%
         Highest contract charges 1.90% Class B         $ 12.63               --                --           --           28.62%
         All contract charges                                --           50,777        $  646,010           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.01               --                --           --          (11.96)%
         Highest contract charges 1.90% Class B         $  9.82               --                --           --          (13.25)%
         All contract charges                                --           11,834        $  116,998         0.04%             --

EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 26.27               --                --           --           20.31%
         Highest contract charge 1.90% Class B          $ 22.91               --                --           --           18.62%
         All contract charges                                --           44,747        $  846,668         2.90%             --
  2005   Lowest contract charge 0.50% Class B (b)       $ 21.84               --                --           --            2.44%
         Highest contract charge 1.90% Class B          $ 19.32               --                --           --            1.00%
         All contract charges                                --           43,949        $  723,084         1.38%             --
  2004   Lowest contract charge 0.50% Class B (b)       $ 21.32               --                --           --           10.02%
         Highest contract charge 1.90% Class B          $ 19.12               --                --           --            8.47%
         All contract charges                                --           40,543        $  701,451         2.37%
  2003   Lowest contract charges 0.50% Class B (b)      $ 19.38               --                --           --           30.58%
         Highest contract charges 1.90% Class B         $ 17.63               --                --           --           28.69%
         All contract charges                                --           25,890        $  466,739         0.68%             --
  2002   Lowest contract charges 0.50% Class B (b)      $ 14.84               --                --           --          (17.09)%
         Highest contract charges 1.90% Class B         $ 13.70               --                --           --          (18.26)%
         All contract charges                                --           13,004        $  183,216         1.18%             --

EQ/Mercury International Value
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 24.88               --                --           --           25.06%
         Highest contract charge 1.90% Class B          $ 21.70               --                --           --           23.30%
         All contract charges                                --           51,776        $1,057,795         3.58%             --
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --                --           --           10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --                --           --            8.74%
         All contract charges                                --           44,488        $  754,971         1.84%             --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --                --           --           21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --                --           --           19.33%
         All contract charges                                --           34,210        $  557,170         1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --                --           --           27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --                --           --           25.56%
         All contract charges                                --           29,705        $  415,925         2.52%             --
  2002   Lowest contract charges 0.50% Class B          $ 11.70               --                --           --          (17.02)%
         Highest contract charges 1.90% Class B         $ 10.80               --                --           --          (18.18)%
         All contract charges                                --           23,303        $  258,604         0.64%             --

EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 16.39               --                --           --            7.24%
         Highest contract charge 1.90% Class B          $ 14.30               --                --           --            5.74%
         All contract charges                                --           18,659        $  269,728           --              --
  2005   Lowest contract charge 0.50% Class B           $ 15.29               --                --           --            8.48%
         Highest contract charge 1.90% Class B          $ 13.52               --                --           --            6.96%
         All contract charges                                --           19,808        $  272,973           --              --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/MFS Emerging Growth Companies (Continued)
--------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.09               --               --            --           12.06%
         Highest contract charge 1.90% Class B          $ 12.64               --               --            --           10.48%
         All contract charges                                --           20,997         $272,395            --              --
  2003   Lowest contract charges 0.50% Class B          $ 12.58               --               --            --           28.76%
         Highest contract charges 1.90% Class B         $ 11.44               --               --            --           26.84%
         All contract charges                                --           21,351         $252,025            --              --
  2002   Lowest contract charges 0.50% Class B          $  9.77               --               --            --          (34.70)%
         Highest contract charges 1.90% Class B         $  9.02               --               --            --          (35.57)%
         All contract charges                                --           20,399         $188,909            --              --

EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 11.33               --               --            --           12.38%
         Highest contract charge 1.90% Class B          $ 10.12               --               --            --           10.80%
         All contract charges                                --           26,152         $286,441          0.84%             --
  2005   Lowest contract charge 0.50% Class B           $ 10.08               --               --            --            6.66%
         Highest contract charge 1.90% Class B          $  9.13               --               --            --            5.16%
         All contract charges                                --           30,163         $294,159          0.49%             --
  2004   Lowest contract charge 0.50% Class B           $  9.45               --               --            --           10.84%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            9.28%
         All contract charges                                --           32,507         $295,494          0.58%
  2003   Lowest contract charges 0.50% Class B          $  8.53               --               --            --           21.51%
         Highest contract charges 1.90% Class B         $  7.94               --               --            --           19.58%
         All contract charges                                --           32,811         $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B          $  7.02               --               --            --          (21.48)%
         Highest contract charges 1.90% Class B         $  6.64               --               --            --          (22.43)%
         All contract charges                                --           25,059         $169,062          0.55%             --

EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%
  2006   Lowest contract charge 0.00% Class B           $ 41.55               --               --            --            4.48%
         Highest contract charge 1.90% Class B          $ 25.51               --               --            --            2.51%
         All contract charges                                --           33,332         $612,694          4.41%             --
  2005   Lowest contract charge 0.00% Class B           $ 39.77               --               --            --            2.62%
         Highest contract charge 1.90% Class B          $ 24.88               --               --            --            0.68%
         All contract charges                                --           24,414         $483,274          2.57%             --
  2004   Lowest contract charge 0.00% Class B           $ 38.75               --               --            --            0.78%
         Highest contract charge 1.90% Class B          $ 24.71               --               --            --          (1.14)%
         All contract charges                                --           22,453         $474,277          0.74%             --
  2003   Lowest contract charges 0.00% Class B          $ 38.46               --               --            --            0.56%
         Highest contract charges 1.90% Class B         $ 25.00               --               --            --          (1.35)%
         All contract charges                                --           22,249         $587,929          0.56%             --
  2002   Lowest contract charges 0.00% Class B          $ 38.24               --               --            --            1.24%
         Highest contract charges 1.90% Class B         $ 25.34               --               --            --           (0.67)%
         All contract charges                                --           26,987         $751,628          3.15%             --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  5.26               --               --            --            7.41%
         Highest contract charge 1.90% Class B (h)      $  4.69               --               --            --            5.90%
         All contract charges                                --            6,440         $ 30,006          0.21%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  4.90               --               --            --            4.88%
         Highest contract charge 1.90% Class B (h)      $  4.43               --               --            --            3.41%
         All contract charges                                --            4,693         $ 21,467          0.44%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  4.67               --               --            --            7.93%
         Highest contract charge 1.90% Class B (h)      $  4.28               --               --            --            7.65%
         All contract charges                                --              451         $  1,993          0.48%             --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.74               --               --            --           7.38%
         Highest contract charge 1.90% Class B (p)      $ 10.69               --               --            --           6.92%
         All contract charges                                --            7,714         $ 82,586          0.39%            --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.12               --               --            --          11.23%
         Highest contract charge 1.90% Class B (p)      $ 11.07               --               --            --          10.75%
         All contract charges                                --            1,756         $ 19,483          0.07%            --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.96               --               --            --           9.61%
         Highest contract charge 1.90% Class B (p)      $ 10.91               --               --            --           9.13%
         All contract charges                                --              726         $  7,942          2.04%            --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.13               --               --            --          11.28%
         Highest contract charge 1.90% Class B (p)      $ 11.08               --               --            --          10.79%
         All contract charges                                --              868         $  9,639          1.06%            --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $  9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B (m)      $  9.75               --               --            --         (1.51)%
         All contract charges                                --           31,108         $304,380          4.98%            --
  2005   Lowest contract charge 0.50% Class B (m)       $  9.99               --               --            --         (0.09)%
         Highest contract charge 1.90% Class B (m)      $  9.90               --               --            --         (1.02)%
         All contract charges                                --           15,284         $151,723          5.31%            --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.38               --               --            --           3.44%
         Highest contract charge 1.90% Class B (m)      $ 10.14               --               --            --           1.99%
         All contract charges                                --            5,862         $ 59,826          4.22%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.04               --               --            --           0.36%
         Highest contract charge 1.90% Class B (m)      $  9.94               --               --            --          (0.58)%
         All contract charges                                --            1,852         $ 18,465          2.64%            --

EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 21.25               --               --            --          15.53%
         Highest contract charge 1.90% Class B          $ 18.70               --               --            --          13.91%
         All contract charges                                --           57,348         $992,117          5.49%            --
  2005   Lowest contract charge 0.50% Class B           $ 18.39               --               --            --           4.16%
         Highest contract charge 1.90% Class B          $ 16.42               --               --            --           2.70%
         All contract charges                                --           56,358         $874,837          4.46%            --
  2004   Lowest contract charge 0.50% Class B           $ 17.65               --               --            --          16.52%
         Highest contract charge 1.90% Class B          $ 15.99               --               --            --          14.88%
         All contract charges                                --           52,025         $811,982          6.15%            --
  2003   Lowest contract charges 0.50% Class B          $ 15.15               --               --            --          36.75%
         Highest contract charges 1.90% Class B         $ 13.92               --               --            --          34.75%
         All contract charges                                --           38,520         $549,902          1.09%            --
  2002   Lowest contract charges 0.50% Class B          $ 11.08               --               --            --         (14.31)%
         Highest contract charges 1.90% Class B         $ 10.33               --               --            --         (15.47)%
         All contract charges                                --           22,123         $233,903          0.79%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  9.42                --               --            --            9.66%
         Highest contract charge 1.90% Class B (h)     $  8.40                --               --            --            8.12%
         All contract charges                               --            17,157         $147,393          1.40%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  8.59                --               --            --            6.95%
         Highest contract charge 1.90% Class B (h)     $  7.77                --               --            --            5.45%
         All contract charges                               --             9,010         $ 72,375          3.58%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  8.04                --               --            --           14.09%
         Highest contract charge 1.90% Class B (h)     $  7.37                --               --            --           13.79%
         All contract charges                               --               388         $  2,939            --              --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B          $ 18.52                --               --            --           17.12%
         Highest contract charge 1.90% Class B         $ 16.30                --               --            --           15.48%
         All contract charges                               --            29,757         $475,296          1.32%             --
  2005   Lowest contract charge 0.50% Class B          $ 15.81                --               --            --            3.74%
         Highest contract charge 1.90% Class B         $ 14.12                --               --            --            2.28%
         All contract charges                               --            26,002         $364,087          1.15%             --
  2004   Lowest contract charge 0.50% Class B          $ 15.24                --               --            --           17.08%
         Highest contract charge 1.90% Class B         $ 13.80                --               --            --           15.44%
         All contract charges                               --            24,789         $343,808          2.47%             --
  2003   Lowest contract charges 0.50% Class B         $ 13.02                --               --            --           45.15%
         Highest contract charges 1.90% Class B        $ 11.95                --               --            --           43.11%
         All contract charges                               --            19,516         $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B         $  8.97                --               --            --          (21.32)%
         Highest contract charges 1.90% Class B        $  8.35                --               --            --          (22.47)%
         All contract charges                               --             8,384         $ 71,737          0.61%             --

EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $ 19.34                --               --            --          (4.49)%
         Highest contract charge 1.90% Class B (h)     $ 14.89                --               --            --          (5.83)%
         All contract charges                               --             3,277         $ 51,291            --              --
  2005   Lowest contract charge 0.50% Class B (h)      $ 20.25                --               --            --            3.47%
         Highest contract charge 1.90% Class B (h)     $ 15.82                --               --            --            2.02%
         Unit Value 0.50% to 1.90%*                         --             2,742         $ 47,015            --              --
  2004   Lowest contract charge 0.50% Class B (h)      $ 19.57                --               --            --           12.32%
         Highest contract charge 1.90% Class B (h)     $ 15.50                --               --            --           12.03%
         All contract charges                               --               265         $  4,449            --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)      $ 10.79                --               --            --            7.86%
         Highest contract charge 1.90% Class B (p)     $ 10.74                --               --            --            7.39%
         All contract charges                               --             6,220         $ 66,882          0.46%             --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  6.70                --               --            --           13.58%
         Highest contract charge 1.90% Class B (h)     $  5.97                --               --            --           11.99%
         All contract charges                               --            11,683         $ 70,569          0.90%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  5.90                --               --            --            8.46%
         Highest contract charge 1.90% Class B (h)     $  5.33                --               --            --            6.94%
         All contract charges                               --             6,468         $ 35,639          1.24%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  5.44                --               --            --           11.67%
         Highest contract charge 1.90% Class B (h)     $  4.99                --               --            --           11.38%
         All contract charges                               --               449         $  2,306          3.51%

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.10               --                --           --          15.33%
         Highest contract charge 1.90% Class B (m)      $ 11.81               --                --           --          13.71%
         All contract charges                                --           21,516        $  255,976         3.07%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.49               --                --           --           4.88%
         Highest contract charge 1.90% Class B (m)      $ 10.39               --                --           --           3.90%
         All contract charges                                --            9,231        $   96,174         2.07%            --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 20.43               --                --           --          36.37%
         Highest contract charge 1.90% Class B          $ 17.89               --                --           --          34.46%
         All contract charges                                --           47,631        $1,034,450         0.45%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.98               --                --           --          32.12%
         Highest contract charge 1.90% Class B          $ 13.30               --                --           --          30.27%
         All contract charges                                --           38,941        $  606,208         0.63%            --
  2004   Lowest contract charge 0.50% Class B           $ 11.34               --                --           --          23.06%
         Highest contract charge 1.90% Class B          $ 10.21               --                --           --          21.33%
         All contract charges                                --           26,330        $  296,336         0.74%            --
  2003   Lowest contract charges 0.50% Class B          $  9.21               --                --           --          55.05%
         Highest contract charges 1.90% Class B         $  8.42               --                --           --          53.09%
         All contract charges                                --           18,796        $  164,082         1.03%            --
  2002   Lowest contract charges 0.50% Class B          $  5.94               --                --           --          (6.31)%
         Highest contract charges 1.90% Class B         $  5.50               --                --           --          (7.72)%
         All contract charges                                --           10,375        $   58,530           --             --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 13.53               --                --           --           8.71%
         Highest contract charge 1.90% Class B (m)      $ 13.21               --                --           --           7.19%
         All contract charges                                --            8,738        $  116,309         0.47%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 12.44               --                --           --          24.44%
         Highest contract charge 1.90% Class B (m)      $ 12.33               --                --           --          23.28%
                                                             --            3,164        $   39,124           --             --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (h)       $ 14.49               --                --           --          21.03%
         Highest contract charge 1.90% Class B (h)      $ 14.15               --                --           --          19.33%
         All contract charges                                --            5,415        $   76,961         3.86%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 11.97               --                --           --           5.25%
         Highest contract charge 1.90% Class B (h)      $ 11.86               --                --           --           4.37%
         All contract charges                                --              782        $    9,257         9.34%            --
  2004   Lowest contract charge 0.50% Class B (h)       $ 11.37               --                --           --          14.31%
         Highest contract charge 1.90% Class B (h)      $ 11.36               --                --           --          14.22%
         All contract charges                                --               24        $      282           --

U.S. Real Estate -- Class II
----------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 19.98               --                --           --          36.02%
         Highest contract charge 1.70% Class B (i)      $ 22.83               --                --           --          35.34%
         All contract charges                                --           24,793        $  555,701         1.23%            --
  2005   Lowest contract charge 1.20% Class B (f)       $ 14.69               --                --           --          15.35%
         Highest contract charge 1.70% Class B (i)      $ 16.87               --                --           --          14.77%
         All contract charges                                --           16,427        $  269,893         1.36%            --
  2004   Lowest contract charge 1.20% Class B (f)       $ 12.73               --                --           --          12.47%
         Highest contract charge 1.70% Class B (i)      $ 14.70               --                --           --          33.76%
         All contract charges                                --            9,422        $  131,961         0.80%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2006


7. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                     Units Outstanding  Net Assets     Investment       Total
U.S. Real Estate -- Class II (Concluded)               Units value        (000's)         (000's)    Income ratio**   Return***
----------------------------------------              ------------- ------------------------------- ---------------- ----------
2003     Lowest contract charges 1.25% Class B (i)       $ 11.00             --               --           --           10.00%
         Highest contract charges 1.70% Class B (i)      $ 10.99             --               --           --            9.90%
         All contract charges                                 --            188           $2,058           --             --


----------
(a) Units were made available on January 14, 2002.
(b) Units were made available for sale on April 1, 2002.
(c) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(e) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(f) Units were made available for sale on February 13, 2004.
(g) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(h) Units were made available for sale on October 25, 2004.
(i) Units were made available on September 22, 2003.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(l) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(m) Units were made available for sale on May 9, 2005.
(n) Units were made available for sale on October 17, 2005.
(o) Units were made available for sale on August 5, 2002.
(p) Units were made available for sale on September 18, 2006.
(q) A substitution of Laudus Rosenberg VIT Long/Short Equity for EQ/AXA Rosenberg Long/Short Equity occurred on November 17, 2006 (see Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-92

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005, and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.

We have audited the accompanying consolidated statement of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statement of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                                    2006                 2005
                                                                              ---------------       --------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,031.1         $   30,034.8
  Mortgage loans on real estate.............................................        3,240.7              3,233.9
  Equity real estate, held for the production of income.....................          569.6                616.2
  Policy loans..............................................................        3,898.1              3,824.2
  Other equity investments..................................................        1,562.1              1,208.5
  Trading securities........................................................          465.1                314.3
  Other invested assets.....................................................          891.6                890.2
                                                                              ---------------       --------------
    Total investments.......................................................       39,658.3             40,122.1
Cash and cash equivalents...................................................        1,268.0              1,112.1
Cash and securities segregated, at estimated fair value.....................        1,864.0              1,720.8
Broker-dealer related receivables...........................................        3,481.0              2,929.1
Deferred policy acquisition costs...........................................        8,316.5              7,557.3
Goodwill and other intangible assets, net...................................        3,738.6              3,758.8
Amounts due from reinsurers.................................................        2,689.3              2,604.4
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        3,068.8              3,787.6
Separate Accounts' assets...................................................       84,801.6             69,997.0
                                                                              ---------------       --------------

TOTAL ASSETS................................................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============
LIABILITIES
Policyholders' account balances.............................................  $    26,439.0         $   27,194.0
Future policy benefits and other policyholders liabilities..................       14,085.4             13,997.8
Broker-dealer related payables..............................................          950.3              1,226.9
Customers related payables..................................................        3,980.7              2,924.3
Amounts due to reinsurers...................................................        1,070.8              1,028.3
Short-term and long-term debt...............................................          783.0                855.4
Loans from affiliates.......................................................          325.0                325.0
Income taxes payable........................................................        2,974.2              2,895.6
Other liabilities...........................................................        1,815.8              1,735.0
Separate Accounts' liabilities..............................................       84,801.6             69,997.0
Minority interest in equity of consolidated subsidiaries....................        2,289.9              2,096.4
Minority interest subject to redemption rights..............................          288.0                271.6
                                                                              ---------------       --------------
    Total liabilities.......................................................      139,803.7            124,547.3
                                                                              ---------------       --------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        5,139.6              4,976.3
Retained earnings...........................................................        4,507.6              4,030.8
Accumulated other comprehensive (loss) income...............................         (167.3)               432.3
                                                                              ---------------       --------------
    Total shareholder's equity..............................................        9,482.4              9,441.9
                                                                              ---------------       --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                     2006             2005             2004
                                                                ---------------  ---------------  ---------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $    2,252.7     $     1,889.3    $     1,595.4
Premiums......................................................         817.8             881.7            879.6
Net investment income.........................................       2,397.0           2,491.8          2,500.8
Investment gains, net.........................................          46.9              55.4             65.0
Commissions, fees and other income............................       4,373.0           3,626.2          3,384.1
                                                                ---------------  ---------------  ---------------
      Total revenues..........................................       9,887.4           8,944.4          8,424.9
                                                                ---------------  ---------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................       1,960.5           1,859.8          1,867.1
Interest credited to policyholders' account balances..........       1,082.5           1,065.5          1,038.1
Compensation and benefits.....................................       2,090.4           1,802.9          1,604.9
Commissions...................................................       1,394.4           1,128.7          1,017.3
Distribution plan payments....................................         292.9             292.0            374.2
Amortization of deferred sales commissions....................         100.4             132.0            177.4
Interest expense..............................................          70.4              76.3             76.8
Amortization of deferred policy acquisition costs.............         689.3             601.3            472.9
Capitalization of deferred policy acquisition costs...........      (1,363.4)         (1,199.4)        (1,015.9)
Rent expense..................................................         204.1             165.2            185.0
Amortization of other intangible assets.......................          23.6              23.5             22.9
Other operating costs and expenses............................       1,262.6             952.4            928.4
                                                                ---------------  ---------------  ---------------
      Total benefits and other deductions.....................       7,807.7           6,900.2          6,749.1
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations before
  income taxes and minority interest..........................       2,079.7           2,044.2          1,675.8
Income taxes..................................................        (427.3)           (519.2)          (396.9)
Minority interest in net income of consolidated subsidiaries..        (599.9)           (466.9)          (384.0)
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations...........................       1,052.5           1,058.1            894.9
Earnings from discontinued operations, net of income taxes....          26.2              15.7              6.8
(Losses) gains on disposal of discontinued operations,
   net of income taxes........................................          (1.9)              -               31.1
Cumulative effect of accounting changes, net of
   income taxes...............................................           -                 -               (2.9)
                                                                ---------------  ---------------  ---------------
Net Earnings..................................................  $    1,076.8     $     1,073.8    $       929.9
                                                                ===============  ===============  ===============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                         2006             2005             2004
                                                                    ---------------   --------------   --------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5     $        2.5     $        2.5
                                                                    ---------------   --------------   --------------

Capital in excess of par value, beginning of year.................        4,976.3          4,890.9          4,848.2
Changes in capital in excess of par value.........................          163.3             85.4             42.7
                                                                    ---------------   --------------   --------------
Capital in excess of par value, end of year.......................        5,139.6          4,976.3          4,890.9
                                                                    ---------------   --------------   --------------

Retained earnings, beginning of year..............................        4,030.8          3,457.0          3,027.1
Net earnings......................................................        1,076.8          1,073.8            929.9
Dividends on common stock.........................................         (600.0)          (500.0)          (500.0)
                                                                    ---------------   --------------   --------------
Retained earnings, end of year....................................        4,507.6          4,030.8          3,457.0
                                                                    ---------------   --------------   --------------

Accumulated other comprehensive income, beginning of year.........          432.3            874.1            892.8
Other comprehensive loss .........................................         (150.1)          (441.8)           (18.7)
Adjustment to initially apply SFAS No.158, net of income taxes ...         (449.5)             -                -
                                                                    ---------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year........         (167.3)           432.3            874.1
                                                                    ---------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $     9,482.4     $    9,441.9     $    9,224.5
                                                                    ===============   ==============   ==============

COMPREHENSIVE INCOME
Net earnings......................................................  $     1,076.8     $    1,073.8     $      929.9
                                                                    ---------------   --------------   --------------
Change in unrealized losses, net of reclassification
   adjustments....................................................         (150.1)          (441.8)           (31.1)
Cumulative effect of accounting changes...........................            -                -               12.4
                                                                    ---------------   --------------   --------------
Other comprehensive loss..........................................         (150.1)          (441.8)           (18.7)
                                                                    ---------------   --------------   --------------
COMPREHENSIVE INCOME..............................................  $       926.7     $      632.0     $      911.2
                                                                    ===============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006              2005             2004
                                                                 ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

Net earnings..................................................   $     1,076.8     $    1,073.8     $       929.9
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........         1,082.5          1,065.5           1,038.1
  Universal life and investment-type product
    policy fee income.........................................        (2,252.7)        (1,889.3)         (1,595.4)
  Net change in broker-dealer and customer related
    receivables/payables......................................           117.2           (347.4)            379.6
  Investment gains, net.......................................           (46.9)           (55.4)            (65.0)
  Change in deferred policy acquisition costs.................          (674.1)          (598.1)           (543.0)
  Change in future policy benefits............................            52.7             64.4             129.3
  Change in income tax payable................................           425.9            340.5             349.6
  Change in accounts payable and accrued expenses.............            85.5             23.7             (27.4)
  Change in segregated cash and securities, net...............          (143.2)          (231.8)           (203.2)
  Minority interest in net income of consolidated subsidiaries           599.9            466.9             384.1
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            14.8            (42.6)            (61.0)
  Amortization of deferred sales commissions..................           100.4            132.0             177.4
  Other depreciation and amortization.........................           144.9            149.6             210.3
  Amortization of other intangible assets, net................            23.6             23.6              22.9
  Losses (gains) on disposal of discontinued operations ......             1.9              -               (31.1)
  Other, net..................................................           363.5           (134.6)             14.3
                                                                 ---------------   ---------------  ---------------

Net cash provided by (used in) operating activities...........           972.7             40.8           1,109.4
                                                                 ---------------   ---------------  ---------------

Cash flows from investing activities:
  Maturities and repayments...................................         2,962.2          2,926.2           3,341.9
  Sales of investments........................................         1,536.9          2,432.9           2,983.6
  Purchases of investments....................................        (4,262.3)        (5,869.1)         (7,052.5)
  Change in short-term investments............................            65.6             13.8             (18.4)
  Purchase of minority interest in consolidated subsidiary ...             -                -              (410.7)
  Increased in capitalized software, leasehold improvements
     and EDP equipment .......................................          (146.1)          (101.2)            (69.3)
  Other, net..................................................          (390.4)          (116.3)            173.2
                                                                 ---------------   ---------------  ---------------

Net cash used in investing activities.........................          (234.1)          (713.7)         (1,052.2)
                                                                 ---------------   ---------------  ---------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006               2005               2004
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,865.2       $     3,816.8      $     4,029.4
    Withdrawals from and transfers to Separate Accounts.......       (3,569.1)           (2,779.1)          (2,716.0)
  Net change in short-term financings.........................          327.7                 -                  -
  Repayments of long-term debt ...............................         (400.0)             (400.0)               -
  Proceeds in loans from affiliates...........................            -                 325.0                -
  Shareholder dividends paid..................................         (600.0)             (500.0)            (500.0)
  Other, net..................................................         (206.5)             (417.3)            (130.1)
                                                                -----------------  -----------------  -----------------

Net cash (used in) provided by financing activities...........         (582.7)               45.4              683.3
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          155.9              (627.5)             740.5
Cash and cash equivalents, beginning of year..................        1,112.1             1,739.6              999.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,268.0       $     1,112.1      $     1,739.6
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       59.9       $        74.5      $        86.2
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (40.8)      $       146.5      $       154.4
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment (formerly the Investment Services segment) is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investments, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy, trading and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. Since 2002, the Company acquired 18.9 million units in AllianceBernstein L.P. ("AllianceBernstein Units") at the aggregate market price of $660.4 million from SCB Inc and SCB Partners under a preexisting agreement and recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. Minority interest subject to redemption rights represents the remaining 16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. At December 31, 2006 and 2005, the Company's consolidated economic interest in AllianceBernstein was 45.6% and 46.3%, respectively. At December 31, 2006 and 2005,
        AXA Financial Group's consolidated economic interest in AllianceBernstein was approximately 60.3% and 61.1%, respectively. On

        February 23, 2007, AXA Financial purchased another tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AllianceBernstein put at a purchase price of approximately $745.7 million. After the purchase, together with its ownership with other AXA Financial Group companies, the beneficial ownership in AllianceBernstein L.P. increased by approximately 3% to 63.3%. The remaining 8.16 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price no sooner than nine months after the February 23, 2007 purchase or over the following period ending October 2, 2009.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2006," "2005" and "2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. The consolidated statements of cash flows for 2005 and 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the 2006 presentation.

        Accounting Changes
        ------------------

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million, net of income tax and minority interest, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost of $684.2 million and decreased total liabilities by approximately $234.7 million. The change in liabilities principally resulted from the decrease in income taxes payable of $242.7 million partially offset by an increase in benefit plan liabilities of $12.0 million. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 and consolidated net earnings for 2006 were $46.9 million and $29.9 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the Financial Accounting Standards Board (the "FASB") in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        In third quarter 2004, the Company began to implement FSP No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2006 and 2005, the Insurance Group's General Account held $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under FIN 46(R). At December 31, 2006 and 2005, as reported in the consolidated balance sheet, these investments included $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2006 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $226.4 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required a change in the Company's accounting policies relating to
        (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities.

        Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

        On July 13, 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of AXA Financial Group at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

        On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC")/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMBD") and Guaranteed Minimum Income Benefit ("GMIB") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. For both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The Company regularly enters into futures contracts to hedge such risks. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company enters into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments are reported in earnings.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2006 and 2005.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.8% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.8% net of product weighted average Separate Account fees) and 0% (-2.2% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after 7 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans, was 6.0% grading to 6.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 4.4% ($9.1 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $5,689.1 million, $3,409.5 million and $2,191.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received.

        Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2006. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS            GROSS
                                              AMORTIZED          UNREALIZED       UNREALIZED       ESTIMATED
                                                 COST              GAINS            LOSSES        FAIR VALUE
                                            ---------------   --------------   ---------------  --------------
                                                                       (IN MILLIONS)
       DECEMBER 31, 2006
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,023.3      $     690.4     $      264.5     $   23,449.2
           Mortgage-backed...............         1,931.1              2.7             38.3          1,895.5
           U.S. Treasury, government
             and agency securities.......         1,284.3             29.9             10.4          1,303.8
           States and political
             subdivisions................           170.2             17.3               .9            186.6
           Foreign governments...........           219.2             38.1               .3            257.0
           Redeemable preferred stock....         1,879.8             78.8             19.6          1,939.0
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    28,507.9     $      857.2     $      334.0     $   29,031.1
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        95.7     $        2.2     $         .9     $       97.0
         Trading securities..............           408.0             35.4              9.9            433.5
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       503.7     $       37.6     $       10.8     $      530.5
                                            ===============   ==============   ===============  ==============

       December 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8     $      977.4     $      190.7     $   24,009.5
           Mortgage-backed...............         2,386.3              8.3             39.3          2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7             37.5              7.6          1,478.6
           States and political
             subdivisions................           193.4             19.1               .3            212.2
           Foreign governments...........           238.2             40.9               .1            279.0
           Redeemable preferred stock....         1,605.5            104.9             10.2          1,700.2
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    29,094.9     $    1,188.1     $      248.2     $   30,034.8
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        45.7     $        2.1     $         .4     $       47.4
         Trading securities..............           262.5             24.5              3.2            283.8
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       308.2     $       26.6     $        3.6     $      331.2
                                            ===============   ==============   ===============  ==============

        At December 31, 2006 and 2005 respectively, the Company had trading fixed maturities with a amortized cost of $30.5 million and $30.5 million and carrying value of $31.6 million and $30.5 million. Gross unrealized gains on trading fixed maturities were $.5 million and zero for 2006 and 2005 respectively.

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $4,417.0 million and $4,307.8 million, respectively, had estimated fair values of $4,518.5 million and $4,492.4 million, respectively.

        The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Due in one year or less..............................................    $      988.0       $       994.9
       Due in years two through five........................................         5,654.5             5,838.3
       Due in years six through ten.........................................        10,604.3            10,653.5
       Due after ten years..................................................         7,450.2             7,709.9
                                                                               -----------------   -----------------
           Subtotal.........................................................        24,697.0            25,196.6
       Mortgage-backed securities...........................................         1,931.1             1,895.5
                                                                               -----------------   -----------------
       Total................................................................    $   26,628.1       $    27,092.1
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,769 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                          GROSS                          GROSS
                                ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------   --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate.............  $   3,081.0      $     36.9      $   5,999.7    $    227.6      $   9,080.7    $    264.5
     Mortgage-backed.......        189.2             1.3          1,529.0          37.0          1,718.2          38.3
     U.S. Treasury,
       government and
       agency securities...         98.7              .2            447.0          10.2            545.7          10.4
     States and political
       subdivisions........          -                 -             25.9            .9             25.9            .9
     Foreign governments...          6.6              .1              9.5            .2             16.0            .3
     Redeemable
       preferred stock.....        174.0             2.4            495.9          17.2            669.9          19.6
                             --------------   --------------  -------------  -------------   -------------  -------------

   Total Temporarily
     Impaired Securities ..  $   3,549.5      $     40.9      $   8,507.0    $    293.1      $  12,056.4    $    334.0
                             ==============   ==============  =============  =============   =============  =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $656.0 million or 2.3% of the $28,507.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2006, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $3.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 and $65.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $4.1 million, $5.0 million and $6.9 million in 2006, 2005 and 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.8 million, $6.0 million and $8.5 million in 2006, 2005 and 2004, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2006                  2005
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......   $      76.8          $      78.3
        Impaired mortgage loans without investment valuation allowances....            .1                  4.5
                                                                            ------------------   -------------------
        Recorded investment in impaired mortgage loans.....................          76.9                 82.8
        Investment valuation allowances....................................         (11.3)               (11.8)
                                                                            ------------------   -------------------
        Net Impaired Mortgage Loans........................................   $      65.6          $      71.0
                                                                            ==================   ===================

        During 2006, 2005 and 2004, respectively, the Company's average recorded investment in impaired mortgage loans was $78.8 million, $91.2 million and $148.3 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $8.9 million and $11.0 million for 2006, 2005 and 2004, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $65.5 million and $71.1 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2006 and 2005, the Company owned $204.8 million and $217.8 million, respectively, of real estate acquired in satisfaction of debt. During 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $232.1 million and $214.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $21.6 million, $22.6 million and $20.8 million for 2006, 2005 and 2004, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................   $     11.8       $      11.3      $     20.5
        Additions charged to income........................         10.1               3.6             3.9
        Deductions for writedowns and
          asset dispositions...............................          (.9)             (3.1)          (13.1)
                                                            ---------------  ---------------   --------------
        Balances, End of Year..............................   $     21.0       $      11.8      $     11.3
                                                            ===============  ===============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................   $     11.3       $      11.8       $     11.3
          Equity real estate...............................          9.7               -                -
                                                            ---------------  ---------------   --------------
        Total..............................................   $     21.0       $      11.8       $     11.3
                                                            ===============  ===============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,272.2 million and $1,028.6 million, respectively, at December 31, 2006 and 2005. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $70.9 million and $119.6 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $169.6 million, $157.2 million and $66.2 million, respectively, for 2006, 2005 and 2004.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 8 individual ventures at December 31, 2006 and 2005, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $     421.7         $     527.4
       Investments in securities, generally at estimated fair value...........         94.6               118.4
       Cash and cash equivalents..............................................          9.7                27.5
       Other assets...........................................................         22.3                18.6
                                                                               -----------------   -----------------
       Total Assets...........................................................  $     548.3         $     691.9
                                                                               =================   =================

       Borrowed funds - third party...........................................  $     278.1         $     282.7
       Other liabilities......................................................          6.8                12.4
                                                                               -----------------   -----------------
       Total liabilities......................................................        284.9               295.1
                                                                               -----------------   -----------------

       Partners' capital......................................................        263.4               396.8
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $     548.3         $     691.9
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $      78.7         $     135.6
                                                                               =================   =================


                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                              (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............   $       88.5     $    98.2           $  95.2
        Net revenues of other limited
          partnership interests............................           (1.3)          6.3              19.8
        Interest expense - third party.....................          (18.5)        (18.2)            (16.9)
        Other expenses.....................................          (53.7)        (62.2)            (64.0)
                                                            ---------------  ---------------   --------------
        Net Earnings.......................................   $       15.0     $    24.1           $  34.1
                                                            ===============  ===============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................   $       14.4     $    11.6           $  11.0
                                                            ===============  ===============   ==============

        Derivatives
        -----------

        At December 31, 2006, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and European, Australasia, Far East ("EAFE") indices, having initial margin requirements of $140.7 million. Contracts are net settled daily. At December 31, 2006, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $4.2 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2006 and 2005 were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Notional Amount by Derivative Type:
          Options:
              Floors.........................................................   $     32,000        $    24,000
              Exchange traded U.S. Treasuries and equity index futures.......          3,536              2,208
                                                                               -----------------   -----------------
          Total..............................................................   $     35,536        $    26,208
                                                                               =================   =================

        At December 31, 2006 and 2005 and during the years then ended, there were no financial instruments that contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2006 and 2005.

        The gross carrying amount of AllianceBernstein related intangible assets were $563.7 million and $564.1 million at December 31, 2006 and 2005, respectively and the accumulated amortization of these intangible assets were $232.1 million and $208.5 million at December 31, 2006 and 2005, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.6 million, $23.5 million and $22.9 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, net deferred sales commissions totaled $194.9 million and $196.6 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2006 net balance for each of the next five years is $77.8 million, $54.1 million, $39.3 million, $18.3 million and $4.9 million.

5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2006                                2005
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)
        Consolidated:
        ------------
        Mortgage loans on real estate..........   $   3,240.7      $   3,285.7       $   3,233.9       $   3,329.0
        Other limited partnership interests....       1,262.6          1,262.6           1,015.2           1,015.2
        Policy loans...........................       3,898.1          4,252.9           3,824.2           4,245.6
        Policyholders liabilities:
          Investment contracts.................      17,092.5         17,106.0          18,021.0          18,289.1
        Long-term debt.........................         199.8            229.7             207.4             240.2

        Closed Block:
        ------------
        Mortgage loans on real estate..........   $     809.4      $     827.8       $     930.3       $     957.7
        Other equity investments...............           2.2              2.2               3.3               3.3
        Policy loans...........................       1,233.1          1,372.8           1,284.4           1,454.1
        SCNILC liability.......................          10.4             10.3              11.4              11.6

        Wind-up Annuities:
        -----------------
        Mortgage loans on real estate..........   $       2.9      $       3.0       $       6.7       $       7.1
        Other equity investments...............           2.3              2.3               3.1               3.1
        Guaranteed interest contracts..........           5.8              6.0               6.5               6.4
        Long-term debt.........................         101.7            101.7             101.7             101.7

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2006                 2005
                                                                              ----------------     -----------------
                                                                                         (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....   $    8,759.5       $     8,866.1
        Policyholder dividend obligation.....................................            3.2                73.7
        Other liabilities....................................................           29.1                28.6
                                                                              ----------------    -----------------
        Total Closed Block liabilities.......................................        8,791.8             8,968.4
                                                                              ----------------    -----------------
        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $5,967.6 and $5,761.5)..........................        6,019.4             5,908.7
        Mortgage loans on real estate........................................          809.4               930.3
        Policy loans.........................................................        1,233.1             1,284.4
        Cash and other invested assets.......................................            6.8                56.2
        Other assets.........................................................          286.2               304.4
                                                                              ----------------    -----------------
        Total assets designated to the Closed Block..........................        8,354.9             8,484.0
                                                                              ----------------    -----------------
        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          436.9               484.4

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $17.0 and $25.7 and policyholder dividend
             obligations of $3.2 and $73.7...................................           31.6                47.8
                                                                              ----------------    -----------------
        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................   $      468.5       $       532.2
                                                                              ================    =================


        Closed Block revenues and expenses as follow:

                                                                  2006         2005           2004
                                                             ------------  ------------   -----------
                                                                          (IN MILLIONS)

      REVENUES:
      Premiums and other income............................   $   428.1     $  449.3       $  471.0
      Investment income (net of investment
         expenses of $0.1, $0, and $0.3)...................       520.2        525.9          554.8
      Investment gains, net................................         1.7          1.2           18.6
                                                             ------------  ------------   -----------
      Total revenues.......................................       950.0        976.4        1,044.4
                                                             ------------  ------------   -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................       852.2        842.5          883.8
      Other operating costs and expenses...................         3.0          3.4            3.5
                                                             ------------  ------------   -----------
      Total benefits and other deductions..................       855.2        845.9          887.3
                                                             ------------  ------------   -----------

      Net revenues before income taxes.....................        94.8        130.5          157.1
      Income tax expense...................................       (31.1)       (45.6)         (56.4)
                                                             ------------  ------------   -----------
      Net Revenues.........................................   $    63.7     $   84.9       $  100.7
                                                             ============  ============   ===========


        Reconciliation of the policyholder dividend obligation follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------   ------------
                                                                                         (IN MILLIONS)
       Balance at beginning of year........................................     $      73.7       $ 264.3
       Unrealized investment losses........................................           (70.5)       (190.6)
                                                                               ---------------   -----------
       Balance at End of Year .............................................     $       3.2       $  73.7
                                                                               ===============   ===========

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                          DECEMBER 31,
                                                                               -----------------------------
                                                                                     2006          2005
                                                                               --------------   ------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances........     $      17.8       $ 59.1
       Impaired mortgage loans without investment valuation allowances.....              .1          4.0
                                                                               ---------------   -----------
       Recorded investment in impaired mortgage loans......................            17.9         63.1
       Investment valuation allowances.....................................            (7.3)        (7.1)
                                                                               ---------------   -----------
       Net Impaired Mortgage Loans.........................................     $      10.6       $ 56.0
                                                                               ===============   ===========

        During 2006, 2005 and 2004, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $61.0 million and $62.6 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.1 million and $4.7 million for 2006, 2005 and 2004, respectively.

        Valuation allowances amounted to $7.3 million and $7.1 million on mortgage loans on real estate at December 31, 2006 and 2005, respectively. Writedowns of fixed maturities amounted to $1.4 million, $7.7 million and $10.8 million for 2006, 2005 and 2004, respectively.

7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------    -----------
                                                                                         (IN MILLIONS)
       Balance, beginning of year..........................................     $     555.0         $ 461.0
       Contractholder bonus interest credits deferred .....................           155.4           142.4
       Amortization charged to income .....................................           (59.7)          (48.4)
                                                                               ---------------   ------------
       Balance, End of Year ...............................................     $     650.7         $ 555.0
                                                                               ===============   ============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o  Roll-Up:  the benefit is the greater of current  account value or
           premiums  paid   (adjusted  for   withdrawals)   accumulated   at
           contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:


                                                                  GMDB          GMIB            TOTAL
                                                             --------------  -----------    ------------
                                                                               (IN MILLIONS)

       Balance at January 1, 2004.........................   $      69.3      $  85.6        $ 154.9
         Paid guarantee benefits..........................         (46.8)        -             (46.8)
         Other changes in reserve.........................          45.1         32.0           77.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2004.......................          67.6        117.6          185.2
         Paid guarantee benefits..........................         (39.6)        (2.2)         (41.8)
         Other changes in reserve.........................          87.2         58.2          145.4
                                                            ---------------  ------------   ------------
       Balance at December 31, 2005.......................         115.2        173.6          288.8
         Paid guarantee benefits..........................         (31.6)        (3.3)         (34.9)
         Other changes in reserve.........................          80.1         58.0          138.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2006.......................   $     163.7      $  228.3       $ 392.0
                                                            ===============  ============   ============

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                             -----------------

        Balance at January 1, 2004.........................   $      17.2
          Paid guarantee benefits..........................         (12.9)
          Other changes in reserve.........................           6.0
                                                             -----------------
        Balance at December 31, 2004.......................          10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                             -----------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                             -----------------
        Balance at December 31, 2006.......................   $      23.6
                                                             =================

        The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship exclusive:

        between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually

                                                  RETURN
                                                    OF
                                                  PREMIUM         RATCHET         ROLL-UP          COMBO           TOTAL
                                               -------------- ----------------  -------------   -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account..................   $   11,331      $      408       $     319      $      646       $    12,704
           Separate Accounts................   $   25,633      $    7,856       $   7,653      $   23,165       $    64,307
        Net amount at risk, gross...........   $      302      $      234       $   1,447      $       41       $     2,024
        Net amount at risk, net of
           amounts reinsured................   $      302      $      164       $     883      $       41       $     1,390
        Average attained age of
           contractholders..................         49.5            61.0            64.3            61.2              52.6
        Percentage of contractholders
          over age 70.......................          7.5%           22.6%           33.6%           21.2%             11.8%
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%           3%-6%

      GMIB:
      -----
        Account values invested in:
           General Account..................         N/A              N/A       $      87       $     882       $       969
           Separate Accounts................         N/A              N/A       $   5,248       $  31,736       $    36,984
        Net amount at risk, gross...........         N/A              N/A       $     277       $      -        $       277
        Net amount at risk, net of
           amounts reinsured................         N/A              N/A       $      71       $      -        $        71
        Weighted average years remaining
           until earliest annuitization.....         N/A              N/A             2.4             8.4               7.4
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%            3%-6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,   December 31,
                                                                                       2006           2005
                                                                                  -------------   -------------
                                                                                          (IN MILLIONS)
       GMDB:
          Equity.............................................................      $    42,885     $  35,857
          Fixed income.......................................................            4,438         4,353
          Balanced...........................................................           14,863         9,121
          Other..............................................................            2,121         1,813
                                                                                  --------------  -------------
          Total..............................................................      $    64,307     $  51,144
                                                                                  ==============  =============
       GMIB:
          Equity.............................................................      $    22,828     $  17,540
          Fixed income.......................................................            2,727         2,608
          Balanced...........................................................           10,439         5,849
          Other..............................................................              990           680
                                                                                  --------------  -------------
          Total..............................................................      $    36,984     $  26,677
                                                                                  ==============  =============

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2006, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $41,597 million and $52 million, respectively, with the GMDB feature and $24,409 million and zero million, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                DIRECT       REINSURANCE
                                                               LIABILITY         CEDED           NET
                                                             ------------   --------------   ------------
                                                                             (IN MILLIONS)
       Balance at January 1, 2004.........................    $   37.4        $   -            $  37.4
         Impact of adoption of SOP 03-1...................       (23.4)           (1.7)          (25.1)
         Other changes in reserve.........................         6.5            (4.4)            2.1
                                                             ------------   --------------   -------------
       Balance at December 31, 2004.......................        20.5            (6.1)           14.4
         Other changes in reserve.........................        14.3           (14.3)              -
                                                             ------------   --------------   -------------
       Balance at December 31, 2005.......................        34.8           (20.4)           14.4
         Other changes in reserve.........................        32.0           (27.5)            4.5
                                                             ------------   --------------   -------------
       Balance at December 31, 2006.......................    $   66.8        $  (47.9)        $  18.9
                                                             ============   ==============   =============

9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on single life policies of $25 million and on second-to-die policies of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2006, the Company had reinsured in the aggregate approximately 31.3% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2006 and 2005 were $117.8 million and $132.6 million, respectively. The (decrease) increase in estimated fair value was $(14.8) million, $42.6 million and $61.0 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $2.69 billion and $2.60 billion. Reinsurance payables related to insurance contracts totaling $54.2 million and $39.7 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $262.6 million and $288.4 million at December 31, 2006 and 2005, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2006 and 2005 were $644.4 million and $624.6 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2006             2005         2004
                                                             --------------   -------------- ----------
                                                                               (IN MILLIONS)

       Direct premiums....................................   $     854.6      $  901.0       $ 828.9
       Reinsurance assumed................................         196.1         170.1         191.2
       Reinsurance ceded..................................        (232.9)       (189.4)       (140.5)
                                                            ---------------  ------------   -----------
       Premiums                                              $     817.8      $  881.7       $ 879.6
                                                            ===============  ============   ===========
       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $     152.8      $  169.3       $ 134.8
                                                            ===============  ============   ===========
       Policyholders' Benefits Ceded......................   $     379.2      $  300.2       $ 361.0
                                                            ===============  ============   ===========
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $      53.8      $   50.9        $ 50.2
                                                            ===============  ============   ===========

        Individual Disability Income and Major Medical
        ----------------------------------------------
        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.9 million and $91.2 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $1,032.4 million and $1,043.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                 2006          2005         2004
                                                            ------------  ------------  ------------
                                                                          (IN MILLIONS)
       Incurred benefits related to current year.........    $    35.8     $   35.6      $   35.0
       Incurred benefits related to prior years..........          9.9         50.3          12.8
                                                            ------------  ------------  ------------
       Total Incurred Benefits...........................    $    45.7     $   85.9      $   47.8
                                                            ============  ============  ============

       Benefits paid related to current year.............    $    14.0     $   14.8      $   12.9
       Benefits paid related to prior years..............         30.0         44.7          33.1
                                                            ------------  ------------  ------------
       Total Benefits Paid...............................    $    44.0     $   59.5      $   46.0
                                                            ============  ============  ============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                              -----------------------------
                                                                                   2006            2005
                                                                              -------------    ------------
                                                                                       (IN MILLIONS)
       Short-term debt:
       Current portion of long-term debt...................................   $      -         $    399.7
       Promissory note, 5.27% .............................................       248.3             248.3
       AllianceBernstein commercial paper .................................       334.9              -
                                                                              ------------     -----------
       Total short-term debt...............................................       583.2             648.0
                                                                              ------------     -----------
       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015....................................       199.8             199.8
                                                                              ------------     -----------
             Total AXA Equitable...........................................       199.8             199.8
                                                                              ------------     -----------
       AllianceBernstein:
         Other.............................................................          -                7.6
                                                                              ------------     -----------
             Total AllianceBernstein.......................................          -                7.6
                                                                              ------------     -----------
       Total long-term debt................................................       199.8             207.4
                                                                              ------------     -----------
       Total Short-term and Long-term Debt.................................   $   783.0        $    855.4
                                                                              ============     ===========

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2007, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2006 and 2005, the Company had pledged real estate of $326.0 million and $320.8 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement that originally permitted AllianceBernstein to issue up to $600.0 million in senior debt securities. AllianceBernstein currently has $200.0 million available under the shelf registration statement for future issuances. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes. The AllianceBernstein notes matured in August 2006. AllianceBernstein used cash flow from operations as well as proceeds from the issuance of commercial paper to retire the notes at maturity.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2006.

        As of December 31, 2006, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted credit facility agreements with various banks, each for $100.0 million. As of December 31, 2006, there were no amounts outstanding under these credit facilities. During the first quarter 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank.

        Long-term Debt
        --------------

        At December 31, 2006, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $53.5 million, $57.2 million and $55.0 million, respectively, for 2006, 2005 and 2004.

        The Company paid $767.2 million, $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2006, 2005 and 2004. The Company charged AXA Distribution's subsidiaries $352.9 million, $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2006, 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        In 2005, AXA Financial issued a note to AXA Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $91.9 million, $57.9 million and $28.6 million of premiums and $49.1 million, $26.3 million and $16.4 million of reinsurance reserves to AXA Bermuda in 2006, 2005 and 2004, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2006 under this arrangement totaled approximately $1.1 million.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $28.8 million, $32.8 million and $30.2 million in 2006, 2005 and 2004, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $27.9 million, $30.4 million and $38.9 million in 2006, 2005 and 2004, respectively. Included in the payments by AXA and AXA affiliates to the Company are $12.6 million, $12.7 million and $12.7 million from AXA Tech, which represent the net amount of payments resulting from services and facilities provided by the Company to AXA Tech of $111.0 million, $110.9 million and $106.4 million less the payments for services provided from AXA Tech to the Company of $98.4 million, $98.2 million and $93.7 million for 2006, 2005 and 2004, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                   2006               2005               2004
                                                             -----------------   ----------------  ------------------
                                                                                  (IN MILLIONS)

        Investment advisory and services fees..............   $       840.5       $       728.5     $        744.7
        Distribution revenues..............................           421.0               397.8              447.3
        Other revenues - shareholder servicing fees........            97.2                99.3              116.0
        Other revenues - other.............................             6.9                 8.0                8.8
        Institutional research services....................             1.4                 3.5                5.3


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.3 million in 2006. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2007.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)
       Service cost.......................................   $        37.6      $        36.0       $       34.6
       Interest cost on projected benefit obligations.....           122.1              123.7              121.9
       Expected return on assets..........................          (184.8)            (173.7)            (170.9)
       Net amortization and deferrals.....................            81.0               78.8               64.7
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        55.9      $        64.8       $       50.3
                                                            =================  =================   =================

        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Benefit obligations, beginning of year.................................  $     2,365.5       $    2,212.0
       Service cost...........................................................           30.6               30.0
       Interest cost..........................................................          122.1              123.7
       Actuarial (gains) losses ..............................................          (64.7)             128.7
       Benefits paid..........................................................         (159.2)            (128.9)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,294.3       $    2,365.5
                                                                               =================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified plans to amounts included in the accompanying consolidated balance sheets:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2006               2005
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
       Plan assets at fair value, beginning of year.............................. $    2,278.5       $     2,126.7
       Actual return on plan assets..............................................        282.0               208.9
       Contributions.............................................................          4.3                78.5
       Benefits paid and fees....................................................       (168.8)             (135.6)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,396.0             2,278.5
       Projected benefit obligations.............................................      2,294.3             2,365.5
                                                                                  ----------------  -----------------
       Overfunding (underfunding) of plan assets over
         projected benefit obligations...........................................        101.7               (87.0)
       Unrecognized prior service cost...........................................          -                 (24.4)
       Unrecognized net loss from past experience different
         from that assumed.......................................................          -                 957.3
       Unrecognized net asset at transition......................................          -                  (1.0)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      101.7       $       844.9
                                                                                  ================  =================

        Prepaid and accrued pension costs were $133.1 million and $31.4 million, respectively, at December 31, 2006 and $868.3 million and $23.4 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $84.7 million and $53.3 million, respectively, at December 31, 2006, and $2,365.5 million and $2,278.5 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $68.4 million and $53.3 million, respectively, at December 31, 2006, and $66.9 million and $47.4 million, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $2,226.8 million and $2,290.0 million at December 31, 2006 and 2005, respectively.

        The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                                 Before                                 After
                                                              Application                            Application
                                                                of SFAS                                of SFAS
                                                                 No.158           Adjustments           No.158
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)

       Other assets ......................................   $       3,753.0    $      (684.2)      $    3,068.8
       Total assets.......................................         149,970.3           (684.2)         149,286.1
       Income taxes payable...............................           3,216.9           (242.7)           2,974.2
       Other liabilities..................................           1,803.8             12.0            1,815.8
       Minority interest in equity of consolidated
           subsidiaries...................................           2,293.9             (4.0)           2,289.9
       Total liabilities..................................         140,038.4           (234.7)         139,803.7
       Accumulated other comprehensive income.............             282.2           (449.5)            (167.3)
       Total shareholder' equity..........................           9,931.9           (449.5)           9,482.4

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2006 that have not yet been recognized as components of net periodic pension cost:

                                                                                                  DECEMBER 31,
                                                                                                      2006
                                                                                              --------------------
                                                                                                  (IN MILLIONS)
       Unrecognized net actuarial loss ....................................................    $       710.7
       Unrecognized prior service cost (credit)............................................            (18.8)
       Unrecognized net transition obligation (asset)......................................              (.8)
                                                                                              --------------------
            Total .........................................................................    $       691.1
                                                                                              ====================

        The estimated net loss, prior service cost, and net transition asset to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $59.7 million, $(5.6) million, and zero, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2006 and 2005.

                                                                               DECEMBER 31,
                                                         ----------------------------------------------------------
                                                                   2006                           2005
                                                         ----------------------------------------------------------
                                                                               (IN MILLIONS)
                                                                ESTIMATED                    Estimated
                                                                FAIR VALUE         %         Fair Value      %
                                                         ---------------------   -----    ---------------  ------
       Corporate and government debt securities........    $          429.8       18.0    $     452.3        19.9
       Equity securities...............................             1,720.7       71.8        1,526.5        67.0
       Equity real estate .............................               245.5       10.2          221.8         9.7
       Short-term investments..........................                 -          -            77.9         3.4
       Other...........................................                 -          -             -            -
                                                         ---------------------   -----    ---------------   -----
       Total Plan Assets...............................    $        2,396.0      100.0    $   2,278.5       100.0
                                                         =====================   =====    ===============   =====

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2006               2005
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.75%              5.25%
         Periodic cost....................................................        5.25%              5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $20.3 million, $21.7 million and $23.2 million for 2006, 2005 and 2004, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                               ----------------
                                                (IN MILLIONS)

                   2007.....................   $    165.1
                   2008.....................        174.1
                   2009.....................        177.2
                   2010.....................        179.2
                   2011.....................        180.3
                   Years 2012 -2016.........        914.4

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $243.8 million, $186.2 million and $146.7 million for 2006, 2005 and 2004, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2006, the Company recognized $24.8 million of compensation costs under SFAS No. 123(R) for employee stock options, including $16.9 million resulting from unvested awards at January 1, 2006. On March 31, 2006, 3.8 million nonstatutory stock options to purchase AXA ordinary shares were awarded under The AXA Stock Option Plans for AXA Financial Employees and Associates, of which approximately 2.6 million have a four year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date and approximately 1.2 million have a 4-year cliff-vesting term. The cost of that award is attributed over the shorter of the employees' four year service-vesting term or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. All of the options granted on March 31, 2006 have a 10-year contractual term. Information about options outstanding and exercisable at December 31, 2006 also is presented. The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately
        124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2006 follows:

                                                                Options Outstanding
                         ---------------------------------------------------------------------------------------------------
                                                                                                    AllianceBernstein
                               AXA Ordinary Shares                    AXA ADRs                        Holding Units
                         -------------------------------- --------------------------------- --------------------------------
                                             Weighted                          Weighted                          Weighted
                             Number          Average'          Number          Average'         Number           Average'
                          Outstanding        Exercise       Outstanding        Exercise      Outstanding         Exercise
                         (In Millions)        Price        (In Millions)        Price       (In Millions)         Price
                         --------------   ---------------  --------------   --------------  --------------    --------------
Options outstanding at
   January 1, 2006.....            3.5    (euro)   20.87           38.6      $     24.06           7.5         $    40.45
Options granted .......            4.0    (euro)   28.40             .7            23.26            - (2)      $    65.02
Options exercised......            -               -               (9.1)     $     22.08          (2.6)        $    38.40
Options forfeited......            (.1)   (euro)   -               (3.4)     $     33.57           (.1)        $    38.19
Options expired........            -               -                  -                             -
                         --------------                    --------------                   --------------
Options Outstanding at
   December 31, 2006...            7.4    (euro)   24.82           26.8      $     23.40           4.8         $    41.62
                         ==============   ===============  ==============   ==============  ==============    ==============
Aggregate Intrinsic                       (euro)    43.2                     $     463.1                       $   186.9
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.9                              4.4                           4.37
                         ==============                    ==============                   ==============
Options Exercisable at             -                               20.2      $     23.40           4.4         $    42.24
   December 31, 2006...  ==============                    ==============   ==============  ==============    ==============
Aggregate Intrinsic                               -                          $     342.4                       $    169.3
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
    (in years).........            -                                3.39                           4.30
                         ==============                    ==============                   ==============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2006 of the respective underlying shares over the strike prices of the option awards.
        (2) AllianceBernstein grants totaled 9,712 units in 2006.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2006 were $201.3 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2006, 2005 and 2004 were $132.1 million, $68.3 million and $18.8 million, respectively, resulting in amounts currently deductible for tax purposes of $44.9 million, $22.9 million and $6.2 million, respectively, for the periods then ended. Under SFAS No. 123(R), $34.8 million windfall tax benefits resulted from employee stock option exercises during 2006.

        At December 31, 2005, AXA Financial held 9.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.00 per ADR, of which approximately 9.0 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately .3 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2006 are call options to purchase 8.9 million AXA ADRs at strike prices ranging from $30.41 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2006, AXA Financial utilized approximately 5.6 million AXA ADRs from treasury to fund exercises of employee stock options. Employee options outstanding at December 31, 2006 to purchase AXA ordinary shares begin to become exercisable in March 2007 and their future exercises are expected to be funded by newly issued AXA ordinary shares.

        Prior to adoption of SFAS No. 123(R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the consolidated statement of earnings in 2005 and 2004. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value-based method of SFAS No. 123, "Accounting for Stock-Based Compensation". These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods and do not include estimates of pre-vesting forfeitures.

                                                                                  2005               2004
                                                                           ------------------- -----------------
                                                                                        (In Millions)
       Net earnings as reported..........................................   $     1,073.8      $       929.9
       Less:  Total stock-based employee compensation expense
          determined under fair value method, net of income tax benefit..           (23.2)             (21.4)
                                                                           -----------------   -----------------
       Pro Forma Net Earnings............................................   $     1,050.6      $       908.5
                                                                           =================   =================

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2006, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2006, 2005 and 2004, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                     AXA Ordinary                                 AllianceBernstein
                                        Shares              AXA ADRs                Holding Units
                                  ------------------- --------------------  -----------------------------
                                     2006     2005       2005      2004        2006      2005      2004
                                   -------- --------- ---------- ---------  --------- ---------- --------
       Dividend yield............   3.48%    3.15%      3.01%      2.24%         6%       6.2%      3.5%

       Expected volatility.......     28%      25%        25%        43%        31%        31%       32%

       Risk-free interest rate...   3.77%    3.09%      4.27%      2.86%       4.9%       3.7%      4.0%

       Expected life in years....    5.0      5.0        5.0        5.0        6.5        3.0       5.0

       Weighted average fair
         value per option at
         grant date..............  $7.45    $4.30      $4.85      $6.94     $12.35      $7.04     $8.00

        As of December 31, 2006, approximately $19.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries, including AXA Equitable. Generally, all outstanding restricted AXA ADR grants have a 7-year vesting schedule with potential accelerated vesting based on performance. Under The Equity Plan for Directors ("the Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2006, 2005 and 2004 AXA Financial Group recognized compensation costs of $5.6 million, under SFAS No. 123(R) and $10.1 million and $9.5 million, respectively, under APB No. 25 for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2006, approximately 60,692 restricted AllianceBernstein Holding Units outstanding under the Century Club Plan remain unvested. At December 31, 2006, approximately $2.1 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2006, 2005 and 2004 had aggregate vesting-date fair values of approximately $13.5 million, $19.2 million and $12.7 million, respectively. In 2005 244,790 restricted AXA ADRs were granted having an aggregate grant-date fair value of $6.6 million. The following table summarizes unvested restricted AXA ADR activity for 2006.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                --------------     ---------------

      Unvested as of January 1, 2006..........................................       867,387        $        19.94
      Granted.................................................................        78,865        $        35.16
      Vested..................................................................       381,836        $        16.98
      Forfeited...............................................................        50,381
                                                                                --------------
      Unvested as of December 31, 2006........................................       514,035        $        23.91
                                                                                ==============

        On March 31, 2006, under the terms of the AXA Performance Unit Plan 2006, the AXA Management Board awarded 722,854 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2006 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2006 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 28, 2008.

        For 2006, 2005 and 2004 the Company recognized compensation costs of $25.9 million, under SFAS No. 123(R) and $7.2 million and $.7 million, respectively, under APB No. 25 for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards in 2006 was measured by the closing price of the underlying the Company ordinary shares or AXA ADRs and adjustment was made to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006, such as those granted March 31, 2006, were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2006 and 2005 was $45.8 million and $9.1 million, respectively, including incremental awards earned under the 2005 and 2004 plans from having exceeded the targeted performance criteria established in those years by 14.6% and 11.1%, respectively. Approximately 720,691 outstanding performance units are at risk to achievement of 2006 performance criteria, including approximately 50% of the award granted on March 31, 2006.

        Following completion of the merger of AXA Merger Corp. with and into AXA Financial in January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million, $28.9 million and $14.2 million for 2006, 2005 and 2004, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31 2006 and 2005 was $24.9 million and $57.5 million, respectively. At December 31, 2006, 1.6 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $24.9 million. During 2006, 2005 and 2004, respectively, approximately
        2.8 million, .7 million and zero million of these awards were exercised at an aggregate cash-settlement value of $41.2 million $7.5 million and zero million.

        On March 31, 2006, 59,644 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        29.22 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2006, .2 million SARs were outstanding, having weighted average remaining contractual term of 6.03 years. The accrued value of SARs at December 31, 2006 and 2005 was $2.9 million and $1.0 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2006, the Company recorded compensation expense for SARs of $1.9 million, under SFAS No. 123(R), reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005 and 2004, the Company recorded compensation expense of $.6 million and $.03 million, respectively, under APB No. 25 reflecting the impact in those periods of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        In fourth quarter 2006, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2006. Similar to the AXA Shareplan programs previously offered in 2001 through 2005, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 15.21% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75.0% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), AXA Equitable recognized compensation expense of $22.1 million in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2006, 2005 and 2004, respectively, in connection with shares subscribed under previous years' AXA Shareplan offerings. Participants in AXA Shareplans 2005 and 2004 primarily invested under Investment Option B for the purchase of approximately 5.7 million and
        6.8 million AXA ordinary shares, respectively. The discounted pricing offered to participants in those programs for the purchase of AXA ordinary shares under Investment Option B was 17.5% and 20%, respectively, and the appreciation percentage was 86.1% and 79.0%, respectively.

        Under SFAS No. 123(R), the Company recognized compensation expense for payroll deductions authorized and applied in 2006 under the terms of the AXA Financial, Inc. Qualified Stock Purchase Plan to purchase AXA ADRs of 182,225, at an aggregate discount of $1.1 million, representing a discount of 15% from the closing market value of the AXA ADR at the purchase dates defined in the annual offering document (generally the last trading day of each month). Prior to adoption of SFAS No. 123(R), no compensation expense was recorded in connection with this plan. Under the terms of the AXA Financial, Inc. Non-Qualified Stock Purchase Plan, total AXA ADRs of 340,083, 381,302 and 407,715 were purchased during 2006, 2005 and 2004, respectively, including those purchased with employer matching contributions for which AXA Financial Group recorded compensation expense of $1.6 million, $1.3 million and $1.2 million in 2006, 2005 and 2004, respectively.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $    1,848.6       $    1,870.0        $   1,880.0
       Mortgage loans on real estate......................          245.9              238.2              249.6
       Equity real estate.................................          114.9              125.3              124.2
       Other equity investments...........................          181.2              155.2              162.1
       Policy loans.......................................          249.8              248.8              251.0
       Short-term investments.............................           55.2               25.1               19.1
       Derivative investments.............................         (302.4)             (85.5)             (88.0)
       Broker-dealer related receivables..................          226.5              124.8               45.5
       Trading securities.................................           53.4               28.6               14.5
       Other investment income............................           43.9               16.2               28.9
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................        2,717.0            2,746.7            2,686.9

       Investment expenses................................         (132.2)            (159.0)            (153.3)
       Interest expenses..................................         (187.8)             (95.9)             (32.8)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $    2,397.0       $    2,491.8        $   2,500.8
                                                            =================  =================   =================

        For 2006, 2005 and 2004, respectively, investment results on derivative positions, which were included in net investment income, included gross gains of $155.5 million, $84.2 million and $26.2 million and gross losses of $457.9 million, $169.7 million and $114.2 million. For 2006 and 2005, respectively, net unrealized losses of $15.2 million and $3.7 million were recognized from floor contracts. For 2006 and 2005, net realized gains (losses) of $(249.5) million and $(140.9) million and net unrealized gains (losses) of $(37.7) million and 59.2 million were recognized from futures contracts utilized in the GMDB and GMIB programs.

        Investment gains (losses), net by including changes in the valuation allowances, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $       (11.5)     $        11.1       $       26.3
       Mortgage loans on real estate......................              .2               (2.2)                .2
       Equity real estate.................................             8.8                3.9               11.6
       Other equity investments...........................            20.1               30.7               24.4
       Other(1)...........................................            29.3               11.9                2.5
                                                            -----------------  -----------------   -----------------
       Investment Gains (Losses), Net.....................   $        46.9      $        55.4       $       65.0
                                                            =================  =================   =================

        (1) In 2006, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash $29.7 million realized gain.

        Writedowns of fixed maturities amounted to $27.4 million, $31.2 million and $36.4 million for 2006, 2005 and 2004, respectively. Writedowns of mortgage loans on real estate were $.4 million for 2006, $1.7 million, for 2005 and $10.1 million for 2004. There were no writedown on equity real estate for 2006, 2005 and 2004, respectively.

        For 2006, 2005 and 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,281.9 million, $2,220.0 million and $2,908.3 million. Gross gains of $33.9 million, $53.2 million and $47.7 million and gross losses of $24.5 million, $31.1 million and $9.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2006, 2005 and 2004 amounted to $(416.7) million, $(1,004.8) million and $0.8 million, respectively.

        For 2006, 2005 and 2004, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $57.8 million, $68.6 million and $70.4 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits. The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       432.3      $       874.1       $      892.8
       Changes in unrealized investment gains (losses)....          (431.4)          (1,008.1)             (12.8)
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................            90.9              186.3               (1.5)
           DAC............................................            85.8              146.2               (2.5)
           Deferred income taxes..........................           104.6              233.8               (1.9)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       282.2      $       432.3       $      874.1
                                                            =================  =================   =================
       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       535.4      $       966.5       $    2,003.2
           Other equity investments.......................             1.4                1.7                1.2
           Other..........................................             -                  -                (28.1)
                                                            -----------------  ------------------- -----------------
             Subtotal.....................................           536.8              968.2            1,976.3
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................             1.4              (89.4)            (275.7)
             DAC..........................................          (110.4)            (196.0)            (342.2)
             Deferred income taxes........................          (145.6)            (250.5)            (484.3)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       282.2      $       432.3       $      874.1
                                                            =================  =================== =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       Income tax expense:
         Current expense .................................   $       438.6      $       237.5       $      359.0
         Deferred expense.................................           (11.3)             281.7               37.9
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       727.9      $       715.5       $      586.5
       Minority interest..................................          (224.1)            (175.9)            (134.7)
       Separate Account investment activity...............           (45.4)             (87.2)             (63.3)
       Non-taxable investment income......................           (23.1)             (19.7)             (22.6)
       Adjustment of tax audit reserves...................           (86.2)              11.1                7.7
       Non-deductible goodwill and other
           intangible assets..............................             5.0                2.8                2.7
       State income taxes.................................            38.0               28.3                3.3
       AllianceBernstein income and foreign taxes.........            32.9               41.4               24.3
       Other..............................................             2.3                2.9               (7.0)
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $      54.6      $        -        $       -        $      285.3
       Reserves and reinsurance...............       1,160.3               -              929.2               -
       DAC and VOBA...........................           -             2,433.5              -             2,200.6
       Unrealized investment gains............           -               129.8              -               250.7
       Investments............................           -               865.7              -               813.5
       Other..................................          13.2               -              107.2               -
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,228.1      $    3,429.0      $   1,036.4      $    3,550.1
                                                ===============  ===============   ===============  ================

        The Company recognized a net tax benefit in third quarter 2006 of $117.7 million. This benefit was related to the settlement of an IRS audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities. In 2005, the Internal Revenue Service ("IRS") began an examination of the Company's 2002 and 2003 returns. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

 16)    DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2006:

                                                                          2006          2005           2004
                                                                      -------------  ------------  ------------
                                                                                    (IN MILLIONS)
       EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $      30.2    $      15.2   $     7.9
       Real estate held-for-sale.....................................         (4.0)            .6          .4
       Disposal of business - Enterprise.............................           -             (.1)       (1.5)
                                                                      -------------  ------------  ------------
       Total.........................................................  $      26.2    $      15.7   $     6.8
                                                                      =============  ============  ============

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $       -      $       -     $    31.1
       Disposal of business - Enterprise.............................         (1.9)           -            -
                                                                      -------------  ------------  ------------
       Total.........................................................  $      (1.9)   $       -     $    31.1
                                                                      =============  ============  ============


        Disposal of Businesses
        ----------------------

        In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise Capital") and Enterprise Fund Distributors, Inc., ("EFD") entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM reorganization, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A permanent impairment writedown of $4.1 million pre-tax ($2.7 million post-tax) on the AXA Enterprise Funds investment management contracts intangible asset and $3.0 million pre-tax of costs ($1.9 million post-tax) to sell were recorded by the Company in 2006. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are now reported in Discontinued Operations. At December 31, 2006, assets and liabilities related to these contracts of $26.5 million and $9.3 million were included in Other assets and Other liabilities, respectively.

        The gross carrying amount of Enterprise related intangible asset was $26.5 million at December 31, 2006, and the accumulated amortization of this intangible asset was $4.1 million. Amortization expense related to the Enterprise intangible asset totaled $4.1 million for 2006.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2006 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2006                  2005
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $752.7 and $796.9)..............................   $      764.8         $      823.5
       Equity real estate...................................................          169.5                197.5
       Mortgage loans on real estate........................................            2.9                  6.7
       Other invested assets................................................            2.6                  3.2
                                                                              ----------------     -----------------
         Total investments..................................................          939.8              1,030.9
       Cash and cash equivalents............................................             .1                  -
       Other assets.........................................................           13.7                 13.6
                                                                              ----------------     -----------------
       Total Assets.........................................................   $      953.6         $    1,044.5
                                                                              ================     =================

       Policyholders liabilities............................................   $      788.2         $      817.2
       Allowance for future losses..........................................            1.0                 60.1
       Other liabilities....................................................          164.4                167.2
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $      953.6         $    1,044.5
                                                                              ================     =================

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $19.0, $18.4 and $17.2)..............   $        71.3      $        70.0       $       68.5
       Investment gains (losses), net.....................             6.0                (.3)               3.6
                                                                -------------      -------------      --------------
       Total revenues.....................................            77.3               69.7               72.1
                                                                -------------      -------------      --------------

       Benefits and other deductions......................            84.7               87.1               99.4
       (Losses charged) to allowance
         for future losses................................            (7.4)             (17.4)             (27.3)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................             -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            37.1               23.2               12.0
       Income tax expense.................................            (6.9)              (8.0)              (4.1)
                                                            -----------------  -----------------   -----------------
       Earnings from Wind-up Annuities....................   $        30.2      $        15.2       $        7.9
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented above.

        During 2004, Wind-up Annuities' average recorded investment in impaired mortgage loans was $8.4 million; and interest income recognized on these impaired mortgage loans totaled $1.0 million. There were no related amounts reported in 2006 and 2005.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2006, one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. At December 31, 2006 and 2005, equity real estate held-for-sale was $32.2 million and $42.1 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       282.2      $       432.3       $      874.1
       Defined benefit pensions plans.....................          (449.5)               -                  -
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive (Loss) Income......................   $      (167.3)     $       432.3       $      874.1
                                                            =================  =================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized (losses) gains on investments:
         Net unrealized (losses) gains arising during
           the period.....................................   $      (416.6)     $      (966.2)      $       69.4
         Losses reclassified into net earnings
           during the period..............................           (14.8)             (41.9)             (82.2)
                                                            -----------------  -----------------   -----------------
       Net unrealized (losses) gains on investments.......          (431.4)          (1,008.1)             (12.8)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           281.3              566.3               (5.9)
                                                            -----------------  -----------------   -----------------

       Change in unrealized losses, net of
           adjustments....................................          (150.1)            (441.8)             (18.7)
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive Loss.....................   $      (150.1)     $      (441.8)      $      (18.7)
                                                            =================  =================   =================

18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2006, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2007, zero for 2008-2011 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2007 and the four successive years are $178.6 million, $175.0 million, $162.3 million, $156.7 million, $149.5 million and $1,500.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2007 and the four successive years is $6.0 million, $5.2 million, $5.0 million, $5.0 million, $4.8 million and $16.4 million thereafter.

        At December 31, 2006, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $106.7 million, $116.0 million, $114.8 million, $114.7 million, $114.9 million and $896.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2007 and the four successive years are $.3 million, $.3 million, $.2 million, and zero for the following two years.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements included commitments by the Company to provide equity financing of $618.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2006. AXA Equitable had $46.3 million in commitments under existing mortgage loan agreements at December 31, 2006. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2006, AllianceBerstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted. The plaintiff filed a notice of appeal in June 2006.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. Discovery is ongoing.

        Beginning with the first action commenced in July 2006, there are two putative class actions pending in Federal court, MEOLA V. AXA ADVISORS, ET AL., in the District Court for the Northern District of California and BOLEA V. AXA ADVISORS, LLC, ET. AL., in the District Court for the Western District of Pennsylvania, against AXA Equitable, alleging certain wage and hour violations. Each of the cases seek substantially the same relief under essentially the same theories of recovery (i.e., violation of the Fair Labor Standards Act ("FLSA") for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states). Plaintiffs in MEOLA and BOLEA seek certification of nationwide collection action under the FLSA, and certification of statewide class actions under the respective California and Pennsylvania state labor laws covering all "securities brokers" from 2002 to 2006. In addition, plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In January 2007, AXA Equitable filed an answer in MEOLA.

        ALLIANCEBERNSTEIN LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein, alleging that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act"), with respect to a registration statement filed by Enron Corp. In January 2007, the Court issued a final judgment dismissing the Enron Complaint as the allegations therein pertained to AllianceBernstein. The parties have agreed that there will be no appeal.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints included substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance ("NYAG AoD").

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount was disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("WVAG Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing ("Summary Order") addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In September 2006, AllianceBernstein and AllianceBernstein Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commission.

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, AllianceBernstein Investments, Inc., certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The Aucoin Complaint names the U.S. Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional subsequently filed lawsuits. In October 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. In May 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. In July 2006, plaintiffs filed a notice of appeal, which was subsequently withdrawn subject to plaintiffs right to reinstate it at a later date.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $649.6 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, the Insurance Group statutory net income totaled $532.3 million, $780.4 million and $571.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,907.5 million and $6,241.7 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $500.0 million and $500.0 million.

        At December 31, 2006, the Insurance Group, in accordance with various government and state regulations, had $32.2 million of securities deposited with such government or state agencies.

        At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and

        AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $     1,386.5      $       779.6       $      196.8
       Change in AVR......................................           279.3              260.6              528.1
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,665.8            1,040.2              724.9
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................          (126.0)             (51.9)            (398.8)
         DAC..............................................           674.1              598.0              529.2
         Deferred income taxes............................           517.3              227.6              122.5
         Valuation of investments.........................             2.6               40.0               10.1
         Valuation of investment subsidiary...............        (2,122.7)          (1,278.3)            (460.3)
         Change in fair value of guaranteed minimum
           income benefit reinsurance contracts...........           (14.8)              42.6               61.0
         Shareholder dividends paid......................            600.0              500.0              500.0
         Changes in non-admitted assets...................           (57.4)                .5              (74.7)
         Other, net.......................................           (90.9)             (75.8)             (98.9)
         GAAP adjustments for Wind-up Annuities ..........            28.8               30.9               14.9
                                                            -----------------  -----------------   -----------------
          Consolidated Net Earnings ......................   $     1,076.8      $     1,073.8       $      929.9
                                                            =================  =================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2006               2005                2004
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)
       Statutory surplus and capital stock................   $     6,497.6      $     5,111.1       $    4,331.5
       AVR................................................         1,409.9            1,130.6              870.0
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         7,907.5            6,241.7            5,201.5
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................        (1,926.0)          (1,934.0)          (1,882.1)
         DAC..............................................         8,316.5            7,557.3            6,813.9
         Deferred income taxes............................          (627.1)          (1,294.6)          (1,770.4)
         Valuation of investments.........................           867.9            1,281.6            2,237.6
         Valuation of investment subsidiary...............        (5,374.3)          (3,251.6)          (1,973.3)
         Fair value of guaranteed minimum income
           benefit reinsurance contracts..................           117.8              132.6               90.0
         Non-admitted assets..............................           994.5            1,056.0            1,055.5
         Issuance of surplus notes........................          (524.8)            (524.8)            (599.7)
         Adjustment to initially apply SFAS No.158,
           net of income taxes............................          (449.5)               -                  -
         Other, net.......................................           239.8              258.3              147.9
         GAAP adjustments for Wind-up Annuities ..........           (59.9)             (80.6)             (96.4)
                                                            -----------------  -----------------   ------------------
       Consolidated Shareholder's Equity..................   $     9,482.4      $     9,441.9       $    9,224.5
                                                            =================  =================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2006               2005               2004
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance..........................................   $     5,974.7      $      5,764.1     $     5,447.7
       Investment Management (1)..........................         4,002.7             3,265.0           3,060.0
       Consolidation/elimination..........................           (90.0)              (84.7)            (82.8)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     9,887.4      $      8,944.4     $     8,424.9
                                                            =================  =================  ==================

       (1) Intersegment investment advisory and other fees of approximately $120.8 million, $123.7 million and $118.4 million for 2006, 2005 and 2004, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $       889.7      $      1,120.0     $       947.9
       Investment Management..............................         1,190.0               924.2             728.8
       Consolidation/elimination..........................             -                   -                 (.9)
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,079.7      $      2,044.2     $     1,675.8
                                                            =================  =================  ==================

                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2006               2005
                                                            -----------------  -----------------
                                                                      (In Millions)
       SEGMENT ASSETS:
       Insurance..........................................   $   133,047.0      $    118,825.8
       Investment Management..............................        16,239.4            15,161.4
       Consolidation/elimination..........................             (.3)                2.0
                                                            -----------------  -----------------
       Total Assets.......................................   $   149,286.1      $    133,989.2
                                                            =================  =================

        In accordance with SEC regulations, securities with a fair value of $1.86 billion and $1.72 billion have been segregated in a special reserve bank custody account at December 31, 2006 and 2005, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2006
       ----
       Total Revenues................   $     2,244.5      $     2,609.6       $    2,415.3         $    2,618.0
                                       =================  =================   ==================   ==================
       Earnings from Continuing
         Operations..................   $       234.4      $       316.7       $      282.0         $      219.4
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================
       2005
       ----
       Total Revenues................   $     2,212.6      $     2,223.1       $    2,149.5         $    2,359.2
                                       =================  =================   ==================   ==================
       Earnings from
         Continuing Operations.......   $       265.5      $       278.3       $      281.6         $      232.7
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2007 TO THE CURRENT PROSPECTUS FOR ACCUMULATOR(R)
PLUS(SM)
--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statements of Additional Information (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


TEMPORARY LIBERALIZATION PERIOD FOR ALLOCATIONS TO THE GUARANTEED INTEREST OPTION ("GIO")

Please note the following information is to be read in conjunction with the section "Self-directed allocation" in "Allocating your contributions" under "Contract features and benefits":


Except in the state of New York, the limit on allocations to the Guaranteed Interest Option which had been temporarily changed from 25% to 100% has been extended through October 31, 2007.


At the end of this liberalization period, the 25% limit on GIO contributions will be re-imposed, but customers may leave existing GIO assets in the GIO. This liberalization applies to new contributions only. Transfers to the GIO continue to be restricted as before.


If your instructions to us indicate an allocation percentage to the GIO that is greater than 25%, we will continue to honor that allocation until the end of the liberalization period. However, after the end of the liberalization period it will become an invalid allocation and we will no longer be able to honor it. This could cause a delay in crediting your subsequent contributions to the contract. Therefore, before making any new contributions on or after November 1, 2007, you should review your allocation instructions and ensure that your GIO allocation is 25% or less before sending your additional contributions.























                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

IM-04-06 Supp (5/07)
Accum Plus 04, 06, Jumpstart 07                                  133772 (5/07)
Mail/In-force/New Business                                              x01494

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2007 TO THE CURRENT PROSPECTUSES FOR:
ACCUMULATOR(R)                   ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)          ACCUMULATOR(R) SELECT(SM)

--------------------------------------------------------------------------------

For delivery to Smith Barney customers
This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


ELECTRONIC APPLICATIONS AND INITIAL CONTRIBUTIONS

Your Accumulator(R) Series contract date will generally be the business day Smith Barney receives your initial contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. We may reject your application and return your contribution or issue your contract on a later date if any of the limitations described below apply.


SUBSEQUENT CONTRIBUTIONS

Any additional contributions you may make will generally be applied to your contract on the business day Smith Barney receives the additional contribution from you and transmits your order to us in accordance with our processing procedures. We may reject your order and return your additional contribution or credit your additional contribution to your contract at a later date if any of the limitations described below apply.


LIMITATIONS

We consider Smith Barney to be a "processing office" for the purpose of receiving applications and contributions as described above.

The procedures described above are not available for Section 1035 exchanges or other replacement transactions; other types of transactions may also be excluded. You must provide all information and documents we require with respect to your initial or additional contribution. The amount of the initial or additional contribution you are making must be permitted under your contract. Your application and contribution must be made in accordance with all the other terms and conditions described in our prospectus. After receiving your contribution, together with all required information and documents, from you, Smith Barney must deliver them to us in accordance with our processing arrangements with Smith Barney.

Smith Barney may establish a "closing time" for receipt of applications and contribution requests under the above arrangement that is earlier than the end of the business day. Any such earlier closing time may be established without prior notice to you. Also, while we are generally open on the same business days as Smith Barney, a business day for the purposes of this supplement will be our business day.

We or Smith Barney may change or discontinue these arrangements at any time without prior notice. If you change Smith Barney as your broker-dealer of record on your contract, the above procedures will no longer apply, although we may have similar arrangements with your new broker-dealer.

You may always make subsequent contributions under your contract by any other method described in the Accumulator(R) Series prospectus for your contract, as supplemented from time to time. All applications and contributions are subject to acceptance. These arrangements may not be available in every state.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your Smith Barney financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

   o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

   o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any

SOLSB05-04 (5/07)                                                       x01491
Acc. `04, `06, Jumpstart '07, '07
   subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

   If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

   Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.

                                                                  Acc Series '04

















                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2007 TO THE CURRENT PROSPECTUSES FOR:

ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------


For delivery to PCA/Raymond James customers
This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs"), (together, the "Prospectuses"), in the State of California only. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectuses.

Please note the following information:


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below. This is also referred to as the "free look" period.

At the time of application, you will instruct your PCA/Raymond James financial professional as to how your initial contribution and any subsequent contributions should be treated for the purpose of maintaining your free look right under the contract.

   o You may choose to immediately allocate your contributions to one or more of the variable investment options. In the event you choose to exercise your free look right under the contract, you will receive a refund as described in the Prospectus.

   o You may also choose "return of contribution" free look treatment of your contract. If chosen, we will allocate your entire contribution and any subsequent contributions made during the 40 day period following the Contract Date, to the EQ/Money Market investment option. In the event you choose to exercise your free look right under the contract, you will receive a refund equal to your contributions.

      If you choose the "return of contribution" free look treatment and your contract is still in effect on the 40th day (or next Business Day) following the Contract Date, we will automatically reallocate your account value to the investment options chosen on your application.

      Any transfers made prior to the expiration of the 30 day free look will terminate your right to "return of contribution" treatment in the event you choose to exercise your free look right under the contract. Any transfer made prior to the 40th day following the Contract Date will cancel the automatic reallocation on the 40th day (or next Business Day) following the Contract Date described above. If you do not want AXA Equitable to perform this scheduled one-time reallocation, you must call one of our customer service representatives at 1 (800) 789-7771 before the 40th day following the Contract Date to cancel.






                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                               New York, NY 10104
                                 (212) 554-1234

IM-06-01 (5/07)
PCA/RAYMOND JAMES
ACC. JUMPSTART '07, '07 -- New Business
                                                          Cat. no. 136087 (5/07)
                                                                          x01493

AXA Equitable Life Insurance Company

SUPPLEMENT DATED MAY 1, 2007 TO THE MAY 1, 2007 PROSPECTUS FOR ACCUMULATOR(R) PLUS(SM)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2007, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGES -- MAY 29, 2007

  Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.




--------------------------------------------------------------------------------
  Existing Portfolio Name             New Portfolio Name
--------------------------------------------------------------------------------
  EQ/Capital Guardian International   MarketPLUS International Core
--------------------------------------------------------------------------------
  EQ/FI Mid Cap Value                 MarketPLUS Mid Cap Value
--------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies    MarketPLUS Large Cap Growth
--------------------------------------------------------------------------------
  EQ/MFS Investors Trust              MarketPLUS Large Cap Core
--------------------------------------------------------------------------------
  EQ/Small Cap Value                  Multimanager Small Cap Value+
--------------------------------------------------------------------------------
  EQ/Small Company Growth             Multimanager Small Cap Growth+
--------------------------------------------------------------------------------


+ These Portfolios will also be reorganized as Portfolios of the AXA Premier VIP
  Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of both Portfolios.


In addition to the name changes shown in the table above, the following changes to each portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "Portfolios of the Trusts" under "Contract features and benefits" for the New Portfolios, replacing information shown for Existing Portfolios listed above:


------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
 Portfolio Name                     Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS International Core      Seeks to achieve long-term growth of capital.       o AXA Equitable
                                                                                       o Mellon Equity Associates LLC
                                                                                       o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS Mid Cap Value           Seeks long-term capital appreciation.               o AXA Equitable
                                                                                       o Mellon Equity Associates LLC
                                                                                       o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS Large Cap Growth       Seeks to provide long-term capital growth.           o AXA Equitable
                                                                                       o Marsico Capital Management LLC
                                                                                       o Mellon Equity Associates LLC
------------------------------------------------------------------------------------------------------------------------------------
MarketPLUS Large Cap Core         Seeks long-term growth of capital with a secondary   o AXA Equitable
                                  objective to seek reasonable current income. For     o Institutional Capital Corporation LLC
                                  purposes of this Portfolio, the words "reasonable    o Mellon Equity Associates LLC
                                  current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------------


                                                                          x01638
                                                                  Plus Fund Supp

------------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                            Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     Objective                     applicable)
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Value      Long-term growth of capital.   o Franklin Advisory Services, LLC
                                                                 o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------------
Multimanager Small Cap Growth     Long-term growth of capital.   o Bear Stearns Asset Management Inc.
                                                                 o Eagle Asset Management, Inc.
                                                                 o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------



2.   PORTFOLIO SUBSTITUTION -- JULY 9, 2007

     Effective on or about July 9, 2007, subject to regulatory approval, interests in the EQ/Van Kampen Real Estate investment option (the "surviving option") will replace interests in the U.S. Real Estate -- Class II investment option (the "replaced option"). The table below shows the objective and the sub-adviser for the surviving option. We will move the assets from the replaced option into the surviving option on the date of the substitution. The value of your interest in the surviving option will be the same as it was in the replaced option. We will also automatically direct any contributions made to the replaced option to the surviving option. An allocation election to the replaced option will be considered as an allocation election to the surviving option. You may transfer your account value among the investment options, as usual. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or registered representatives as more fully described in "Transferring your money among investment options" under "Disruptive transfer activity." Any account value remaining in the replaced option on the substitution date will be transferred to the surviving option. For more information about this substitution and for information on how to transfer your account value, please contact a customer service representative referenced in your Prospectus.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Investment Manager (or
 Replaced (Current) Portfolio     Surviving/New Portfolio     Objective                       Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Real Estate -- Class II   EQ/Van Kampen Real Estate   Seeks to provide above average   Morgan Stanley Investment
                                                            current income and long-term     Management, Inc.
                                                            capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------



3.   PORTFOLIO MERGERS -- JULY 9, 2007 AND AUGUST 20, 2007

     Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the sub-adviser(s), for each surviving option. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option.

     The mergers of the EQ/Capital Guardian U.S. Equity, EQ/Janus Large Cap Growth and EQ/Wells Fargo Montgomery Small Cap Portfolios will occur on or about July 9, 2007. The merger of the EQ/AllianceBernstein Growth and Income Portfolio will occur on or about August 20, 2007.

     Also, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser and there will be a corresponding name change of the Portfolio to EQ/T. Rowe Price Growth Stock Portfolio. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Investment Manager (or
 Replaced (Current) Portfolio        Surviving/New Portfolio         Objective                    Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and     EQ/AllianceBernstein Value      Seeks capital appreciation.   AllianceBernstein L.P.
  Income
------------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U.S. Equity     EQ/Capital Guardian Research    Seeks to achieve long-term    Capital Guardian Trust Company
                                                                    growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth           EQ/T. Rowe Price Growth Stock   Seeks to achieve long-term    T. Rowe Price Associates, Inc.
                                                                    capital appreciation
------------------------------------------------------------------------------------------------------------------------------------

                                                                                               Investment Manager (or
------------------------------------------------------------------------------------------------------------------------------------
 Replaced (Current) Portfolio    Surviving/New Portfolio         Objective                    Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Wells Fargo Montgomery     Multimanager Small Cap Growth   Long-term growth of capital   o Bear Stearns Asset
    Small Cap                                                                                   Management Inc.
                                                                                              o Eagle Asset Management, Inc.
                                                                                              o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------


4.   FEE TABLE

     The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Existing and Replaced Portfolios listed above:


-----------------------------------------------------------------------
                                      Management     12b-1      Other
 Portfolio Name                          Fees        Fees    Expenses
-----------------------------------------------------------------------
  AXA Premier VIP Trust:
-----------------------------------------------------------------------
  Multimanager Small Cap Growth++   1.05%         0.25%     0.23%
  Multimanager Small Cap Value++    1.03%         0.25%     0.18%
-----------------------------------------------------------------------
  EQ Advisors Trust:
-----------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock++   0.78%         0.25%     0.14%
  EQ/Van Kampen Real Estate*        0.90%         0.25%     0.13%
  MarketPLUS International Core++   0.60%         0.25%     0.24%
  MarketPLUS Large Cap Core++       0.50%         0.25%     0.23%
  MarketPLUS Large Cap Growth++     0.50%         0.25%     0.19%
  MarketPLUS Mid Cap Value++        0.55%         0.25%     0.18%
-----------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
                                        Acquired     Total Annual    Fee Waivers      Net Total
                                       Fund Fees       Expenses        and/or          Annual
                                     and Expenses      (Before         Expense        Expenses
                                      (Underlying      Expense       Reimburse-    (After Expense
 Portfolio Name                       Portfolios)    Limitations)       ments       Limitations)
  AXA Premier VIP Trust:
--------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth++     --           1.53%             0.00%        1.53%
  Multimanager Small Cap Value++      --           1.46%             0.00%        1.46%
--------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
--------------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock++     --           1.17%            (0.02)%       1.15%
  EQ/Van Kampen Real Estate*          --           1.28%            (0.02)%       1.26%
  MarketPLUS International Core++   0.05%          1.14%             0.00%        1.14%
  MarketPLUS Large Cap Core++       0.02%          1.00%            (0.03)%       0.97%
  MarketPLUS Large Cap Growth++     0.02%          0.96%             0.00%        0.96%
  MarketPLUS Mid Cap Value++        0.03%          1.01%             0.00%        1.01%
--------------------------------------------------------------------------------------------------



++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.

* This is a newly created portfolio of the EQ Advisors Trust. Therefore, the fees and expenses presented in the table above are estimates for the current fiscal period.



The following is added under "Example" replacing the information shown for the Existing and Replaced Portfolios listed above:



----------------------------------------------------------------------------------------------
                                             If you surrender your contract at the
                                               end of the applicable time period
                                          1              3              5             10
 Portfolio Name                        year           years          years          years
  AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth   $ 1,308.00     $ 2,250.00     $ 3,226.00     $ 5,483.00
  Multimanager Small Cap Value    $ 1,300.00     $ 2,228.00     $ 3,191.00     $ 5,420.00
----------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock   $ 1,269.00     $ 2,135.00     $ 3,043.00     $ 5,152.00
  EQ/Van Kampen Real Estate       $ 1,281.00     $ 2,170.00     $ 3,099.00     $ 5,255.00
  MarketPLUS International Core   $ 1,266.00     $ 2,126.00     $ 3,027.00     $ 5,124.00
  MarketPLUS Large Cap Core       $ 1,250.00     $ 2,081.00     $ 2,955.00     $ 4,991.00
  MarketPLUS Large Cap Growth     $ 1,246.00     $ 2,069.00     $ 2,934.00     $ 4,953.00
  MarketPLUS Mid Cap Value        $ 1,251.00     $ 2,084.00     $ 2,960.00     $ 5,001.00
----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------
                                          If you annuitize at the end of the
                                          applicable time period and select a
                                          non-life contingent period certain
                                          annuity option with less than five
                                                         years
------------------------------------------------------------------------------------
                                     1          3              5             10
 Portfolio Name                    year       years          years          years
------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------
  Multimanager Small Cap Growth    N/A   $ 2,250.00     $ 3,226.00     $ 5,483.00
  Multimanager Small Cap Value     N/A   $ 2,228.00     $ 3,191.00     $ 5,420.00
------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock    N/A   $ 2,135.00     $ 3,043.00     $ 5,152.00
  EQ/Van Kampen Real Estate        N/A   $ 2,170.00     $ 3,099.00     $ 5,255.00
  MarketPLUS International Core    N/A   $ 2,126.00     $ 3,027.00     $ 5,124.00
  MarketPLUS Large Cap Core        N/A   $ 2,081.00     $ 2,955.00     $ 4,991.00
  MarketPLUS Large Cap Growth      N/A   $ 2,069.00     $ 2,934.00     $ 4,953.00
  MarketPLUS Mid Cap Value         N/A   $ 2,084.00     $ 2,960.00     $ 5,001.00
------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
                                             If you do not surrender at the end
                                                  of the applicable period
-----------------------------------------------------------------------------------------
                                         1             3              5              10
Portfolio Name                          year          years          years          years
-----------------------------------------------------------------------------------------
   AXA PREMIER VIP TRUST:
-----------------------------------------------------------------------------------------
                                   $ 508.00     $ 1,550.00     $ 2,626.00     $ 5,483.00
  Multimanager Small Cap Growth    $ 500.00     $ 1,528.00     $ 2,591.00     $ 5,420.00
  Multimanager Small Cap Value
-----------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock    $ 469.00     $ 1,435.00     $ 2,443.00     $ 5,152.00
  EQ/Van Kampen Real Estate        $ 481.00     $ 1,470.00     $ 2,499.00     $ 5,255.00
  MarketPLUS International Core    $ 466.00     $ 1,426.00     $ 2,427.00     $ 5,124.00
  MarketPLUS Large Cap Core        $ 450.00     $ 1,381.00     $ 2,355.00     $ 4,991.00
  MarketPLUS Large Cap Growth      $ 446.00     $ 1,369.00     $ 2,334.00     $ 4,953.00
  MarketPLUS Mid Cap Value         $ 451.00     $ 1,384.00     $ 2,360.00     $ 5,001.00
-----------------------------------------------------------------------------------------


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company


SUPPLEMENT DATED MAY 1, 2007 TO THE SUPPLEMENT DATED MAY 1, 2007 TO PROSPECTUSES FOR:



o Income Manager Accumulator(R)    o  Accumulator(R)                 o  Accumulator(R) Elite(SM)
o Income Manager(R) Rollover IRA   o  Accumulator(R) Select(SM)      o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)     o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)          o  Accumulator(R) Express(SM)


--------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information (collectively, the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.



CHANGES TO PORTFOLIOS OF THE EQ ADVISORS TRUST


1. PORTFOLIO NAME AND ADVISER (AND SUB-ADVISER(S), AS APPLICABLE) CHANGES -- MAY 29, 2007

     Effective on or about May 29, 2007, subject to regulatory approval, the following Portfolio name changes as listed below will occur. Accordingly, all references to their respective corresponding investment options in the Prospectus are also changed.



--------------------------------------------------------------------------------
   Existing Portfolio Name             New Portfolio Name
--------------------------------------------------------------------------------
  EQ/Capital Guardian International   MarketPLUS International Core
--------------------------------------------------------------------------------
  EQ/FI Mid Cap Value                 MarketPLUS Mid Cap Value
--------------------------------------------------------------------------------
  EQ/MFS Emerging Growth Companies    MarketPLUS Large Cap Growth
--------------------------------------------------------------------------------
  EQ/MFS Investors Trust              MarketPLUS Large Cap Core
--------------------------------------------------------------------------------
  EQ/Small Cap Value                  Multimanager Small Cap Value+
--------------------------------------------------------------------------------
  EQ/Small Company Growth             Multimanager Small Cap Growth+
--------------------------------------------------------------------------------


+ These Portfolios will also be reorganized as Portfolios of the AXA Premier VIP Trust ("VIP Trust"). AXA Equitable Life Insurance Company ("AXA Equitable") in its capacity as Investment Manager of the VIP Trust will manage the assets of both Portfolios.



In addition to the name changes shown in the table above, the following changes to each portfolio's objective and Investment Manager and/or Sub-Adviser(s) will also occur. The following is added under "Portfolios of the Trusts" under "(2) Investment options" for the New Portfolios, replacing information shown for Existing Portfolios listed above:



------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     Objective                                      applicable)
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS International Core   Seeks to achieve long-term growth of capital.   o AXA Equitable
                                                                                  o Mellon Equity Associates LLC
                                                                                  o Wentworth Hauser and Violich, Inc.
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Mid Cap Value        Seeks long-term capital appreciation.           o AXA Equitable
                                                                                  o Mellon Equity Associates LLC
                                                                                  o Wellington Management Company LLP
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Growth     Seeks to provide long-term capital growth.      o AXA Equitable
                                                                                  o Marsico Capital Management LLC
                                                                                  o Mellon Equity Associates LLC
------------------------------------------------------------------------------------------------------------------------------


                                                                          x01634
                                                          Inforce Supp fund supp

------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust                                                                      Investment Manager (or Sub-Adviser(s), as
Portfolio Name                     Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------
  MarketPLUS Large Cap Core       Seeks long-term growth of capital with a secondary   o AXA Equitable
                                  objective to seek reasonable current income. For     o Institutional Capital Corporation LLC
                                  purposes of this Portfolio, the words "reasonable    o Mellon Equity Associates LLC
                                  current income" mean moderate income.
------------------------------------------------------------------------------------------------------------------------------
   AXA Premier VIP Trust                                                                Investment Manager (or Sub-Adviser(s), as
   Portfolio Name                  Objective                                           applicable)
------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Value    Long-term growth of capital.                         o Franklin Advisory Services, LLC
                                                                                       o Lazard Asset Management LLC
------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth   Long-term growth of capital.                         o Bear Stearns Asset Management Inc.
                                                                                       o Eagle Asset Management, Inc.
                                                                                       o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------



2.   PORTFOLIO MERGERS -- JULY 9, 2007 AND AUGUST 20, 2007

     Effective on or about July 9, 2007 and August 20, 2007, subject to regulatory and shareholder approvals, interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table below. The table also shows the objective and the sub-adviser(s), for each surviving option. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact a customer service representative referenced in your Prospectus.

     The mergers of the EQ/Capital Guardian U.S. Equity, EQ/Janus Large Cap Growth and EQ/Wells Fargo Montgomery Small Cap Portfolios will occur on or about July 9, 2007. The merger of the EQ/AllianceBernstein Growth and Income Portfolio will occur on or about August 20, 2007.

     Also, T. Rowe Price Associates, Inc. will replace TCW Investment Management Company as the Portfolio's sub-adviser and there will be a corresponding name change of the Portfolio to EQ/T. Rowe Price Growth Stock Portfolio. The expenses for the new EQ/T. Rowe Price Growth Stock Portfolio are shown in the Fee Table below.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Investment Manager (or
 Replaced (Current) Portfolio        Surviving/New Portfolio           Objective                     Sub-Adviser(s), as applicable)
------------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Growth and   EQ/AllianceBernstein Value        Seeks capital appreciation.    AllianceBernstein L.P.
    Income
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Capital Guardian U.S. Equity   EQ/Capital Guardian Research      Seeks to achieve long-term     Capital Guardian Trust Company
                                                                      growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Janus Large Cap Growth         EQ/T. Rowe Price Growth Stock     Seeks to achieve long-term     T. Rowe Price Associates, Inc.
                                                                      capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
  EQ/Wells Fargo Montgomery         Multimanager Small Cap Growth     Long-term growth of capital.   o Bear Stearns Asset
    Small Cap                                                                                          Management Inc.
                                                                                                     o Eagle Asset Management, Inc.
                                                                                                     o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------



3.   PORTFOLIO SHARE CLASS CONVERSION

     For certain contracts issued before June 1997, on or about August 6, 2007, contract owners who currently have the EQ/AllianceBernstein Value variable investment option that invests in the corresponding Class IB Portfolio, will have any account value allocated to this option converted to a new variable investment option that invests in the Portfolio's Class IA share class. Following the conversion, the variable investment option that invests in the Class IB share class will no longer be available under these contracts. We will send you a written confirmation detailing the transaction. Please see the applicable Trust prospectus for the Class IA share class for detailed information regarding the Portfolio's operating expenses.

4.   FEE TABLE


     The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets", replacing the information shown for the Existing and Replaced Portfolios listed above:


------------------------------------------------------------------------------------------------------------------------------------
                                                                            Acquired     Total Annual  Fee Waivers      Net Total
                                                                           Fund Fees       Expenses      and/or          Annual
                                                                         and Expenses      (Before       Expense        Expenses
                                      Management     12b-1      Other     (Underlying      Expense     Reimburse-    (After Expense
 Portfolio Name                          Fees        Fees     Expenses    Portfolios)    Limitations)     ments       Limitations)
------------------------------------------------------------------------------------------------------------------------------------
  AXA Premier VIP Trust:
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth++      1.05%         0.25%     0.23%         --              1.53%         0.00%        1.53%
  Multimanager Small Cap Value++       1.03%         0.25%     0.18%         --              1.46%         0.00%        1.46%
------------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock++      0.78%         0.25%     0.14%         --              1.17%        (0.02)%       1.15%
  MarketPLUS International Core++      0.60%         0.25%     0.24%       0.05%             1.14%         0.00%        1.14%
  MarketPLUS Large Cap Core++          0.50%         0.25%     0.23%       0.02%             1.00%        (0.03)%       0.97%
  MarketPLUS Large Cap Growth++        0.50%         0.25%     0.19%       0.02%             0.96%         0.00%        0.96%
  MarketPLUS Mid Cap Value++           0.55%         0.25%     0.18%       0.03%             1.01%         0.00%        1.01%
------------------------------------------------------------------------------------------------------------------------------------



++ The expenses for this portfolio are based on the asset levels of its predecessor portfolio for the last fiscal year, adjusted to reflect current fees.


     The following is added under "Example" replacing the information shown for the Existing and Replaced Portfolios listed above:



----------------------------------------------------------------------------------------------
                                             If you surrender your contract at the
                                               end of the applicable time period
----------------------------------------------------------------------------------------------
                                          1              3              5             10
 Portfolio Name                        year           years          years          years
----------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth   $ 1,076.00     $ 1,645.00     $ 2,239.00     $ 4,033.00
  Multimanager Small Cap Value    $ 1,069.00     $ 1,624.00     $ 2,204.00     $ 3,968.00
----------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock   $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
  MarketPLUS International Core   $ 1,035.00     $ 1,525.00     $ 2,042.00     $ 3,662.00
  MarketPLUS Large Cap Core       $ 1,020.00     $ 1,481.00     $ 1,970.00     $ 3,525.00
  MarketPLUS Large Cap Growth     $ 1,016.00     $ 1,469.00     $ 1,950.00     $ 3,485.00
  MarketPLUS Mid Cap Value        $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
----------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                          If you annuitize at the end of the
                                          applicable time period and select a
                                          non-life contingent period certain            If you do not surrender your contract
                                          annuity option with less than five              at the end of the applicable time
                                                         years                                          period
------------------------------------------------------------------------------------------------------------------------------------
                                     1         3            5           10             1            3             5            10
 Portfolio Name                    year      years        years        years         year         years         years        years
------------------------------------------------------------------------------------------------------------------------------------
  AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  Multimanager Small Cap Growth    N/A   $ 1,645.00   $ 2,239.00   $ 4,033.00     $ 376.00    $ 1,145.00    $ 1,939.00  $ 4,033.00
  Multimanager Small Cap Value     N/A   $ 1,624.00   $ 2,204.00   $ 3,968.00     $ 369.00    $ 1,124.00    $ 1,904.00  $ 3,968.00
------------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
  EQ/T. Rowe Price Growth Stock    N/A   $ 1,534.00   $ 2,057.00   $ 3,691.00     $ 338.00    $ 1,034.00    $ 1,757.00  $ 3,691.00
  MarketPLUS International Core    N/A   $ 1,525.00   $ 2,042.00   $ 3,662.00     $ 335.00    $ 1,025.00    $ 1,742.00  $ 3,662.00
  MarketPLUS Large Cap Core        N/A   $ 1,481.00   $ 1,970.00   $ 3,525.00     $ 320.00    $   981.00    $ 1,670.00  $ 3,525.00
  MarketPLUS Large Cap Growth      N/A   $ 1,469.00   $ 1,950.00   $ 3,485.00     $ 316.00    $   969.00    $ 1,650.00  $ 3,485.00
  MarketPLUS Mid Cap Value         N/A   $ 1,484.00   $ 1,975.00   $ 3,535.00     $ 321.00    $   984.00    $ 1,675.00  $ 3,535.00
------------------------------------------------------------------------------------------------------------------------------------


                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA EQUITABLE LIFE INSURANCE COMPANY
SUPPLEMENT DATED MAY 1, 2007 TO PROSPECTUSES FOR:



o Income Manager(SM) Accumulator(R) o  Accumulator(R)               o  Accumulator(R) Elite(SM)
o Income Manager(SM) Rollover IRA   o  Accumulator(R) Select(SM)    o  Accumulator(R) Elite(SM) II
o Accumulator(R) (IRA, NQ, QP)      o  Accumulator(R) Select(SM) II
o Accumulator(R) Plus(SM)           o  Accumulator(R) Express(SM)
--------------------------------------------------------------------------------------------------


This Supplement updates certain information in the most recent prospectus and statement of additional information you received for any of the products listed above, and in any Supplements to that prospectus and statement of additional information. The Appendix sets forth the dates of such prior prospectuses, statements of additional information and supplements, which, in addition to this Supplement, should be kept for future reference.


We have filed with the Securities and Exchange Commission (SEC) our Statement of Additional Information (SAI) dated May 1, 2007. If you do not presently have a copy of the prospectus and prior Supplements, you may obtain additional copies, as well as a copy of the SAI, from us, free of charge, by writing to AXA Equitable, P.O. Box 1547, Secaucus, NJ 07096-1547, or calling (800) 789-7771. If you only need a copy of the SAI, you may mail in the SAI request form located at the end of this Supplement. The SAI has been incorporated by reference into this Supplement. This Supplement and the SAI can also be obtained from the SEC's website at www.sec.gov.

In this Supplement, we provide information on the following: (1) how to reach us; (2) investment options; (3) the Trusts' annual expenses and expense example; (4) important information about your guaranteed benefits; (5) tax information; (6) updated information on AXA Equitable; (7) managing your allocations; (8) disruptive transfer activity; (9) wire transmittals and electronic applications information; (10) certain information about our business day; (11) your contract date and contract date anniversary; (12) legal proceedings; (13) distribution of the contracts; (14) incorporation of certain documents by reference; (15) condensed financial information; and (16) hypothetical illustrations.
(1) HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R)
P.O. Box 13014
Newark, NJ 07188-0014

--------------------------------------------------------------------------------
 FOR CONTRIBUTIONS SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
c/o JPMorgan Chase -- Remit One Lockbox Processing
Lockbox No. 13014
4 Chase Metrotech Center, 7th Floor West
Brooklyn, NY 11245-0001
Attn: Remit One Lockbox

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 REGULAR MAIL:
--------------------------------------------------------------------------------

Accumulator(R)
P.O. Box 1547
Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------
 FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR
 TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY
 EXPRESS DELIVERY:
--------------------------------------------------------------------------------

Accumulator(R)
200 Plaza Drive, 1st Floor
Secaucus, NJ 07094


--------------------------------------------------------------------------------
 REPORTS WE PROVIDE:
--------------------------------------------------------------------------------

o    written confirmation of financial transactions;

o statement of your contract values at the close of each calendar year and any calendar quarter in which there was a financial transaction; and

o annual statement of your contract values as of the close of the contract year, including notification of eligibility to exercise the guaranteed minimum income benefit, if applicable.

--------------------------------------------------------------------------------
 TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND
 EQACCESS SYSTEMS:
--------------------------------------------------------------------------------

TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for the fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:

o change your allocation percentages and/or transfer among the investment options;

                                                                 X01475 - Global

o    elect to receive certain contract statements electronically;

o    change your address (not available through TOPS);

o change your TOPS personal identification number ("PIN") (through TOPS only) and your EQAccess password (through EQAccess only); and

o    access Frequently Asked Questions and Service Forms (not available through
     TOPS).

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1-888-909-7770. If you are a client with AXA Advisors you may use EQAccess by visiting our website at www.axaonline.com and logging in to access your account. All other clients may access EQAccess by visiting our website at www.axa-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or Internet are genuine. For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity, such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" in your Prospectus).

--------------------------------------------------------------------------------
 CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number (1-800-789-7771) to speak with one of our customer service representatives. Our customer service representatives are available on any business day from 8:30 a.m. until 5:30 p.m., Eastern Time.

(2) INVESTMENT OPTIONS

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as an Accumulator(R) series variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.

The AXA Allocation Portfolios offer contract owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to contract owners and/or suggest, incidental to the sale of this contract, that contract owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your contract. In addition, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features including those optional benefits that restrict allocations to the AXA Allocation Portfolios. Please see "Managing your allocations" for more information about your role in managing your allocations.

AXA Equitable serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some Portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the Portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each portfolio.



--------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name(*)             Objective
--------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.
--------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a
 ALLOCATION                   greater emphasis on current income.
--------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.
--------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,
 ALLOCATION                   with a greater emphasis on capital appreciation.
--------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       Long-term growth of capital.
 EQUITY(1)
--------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     To seek a balance of a high current income and capital
                              appreciation, consistent with a prudent level of risk.
--------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   Long-term growth of capital.
--------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    High total return through a combination of current
                              income and capital appreciation.
--------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    Long-term growth of capital.
 EQUITY(5)
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
AXA Premier VIP Trust         Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
--------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     o AXA Equitable
--------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   o AXA Equitable
--------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         o AXA Equitable
 ALLOCATION
--------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       o AXA Equitable
--------------------------------------------------------------------------------------
AXA MODERATE-PLUS             o AXA Equitable
 ALLOCATION
--------------------------------------------------------------------------------------
MULTIMANAGER AGGRESSIVE       o AllianceBernstein L.P.
 EQUITY(1)                    o ClearBridge Advisors, LLC
                              o Legg Mason Capital Management, Inc.
                              o Marsico Capital Management, LLC
--------------------------------------------------------------------------------------
MULTIMANAGER CORE BOND(2)     o BlackRock Financial Management, Inc.
                              o Pacific Investment Management Company LLC
--------------------------------------------------------------------------------------
MULTIMANAGER HEALTH CARE(3)   o A I M Capital Management, Inc.
                              o RCM Capital Management LLC
                              o Wellington Management Company, LLP
--------------------------------------------------------------------------------------
MULTIMANAGER HIGH YIELD(4)    o Pacific Investment Management Company LLC
                              o Post Advisory Group, LLC
--------------------------------------------------------------------------------------
MULTIMANAGER INTERNATIONAL    o AllianceBernstein L.P.
 EQUITY(5)                    o JPMorgan Investment Management Inc.
                              o Marsico Capital Management, LLC
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust                                                                 Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               Objective                                             applicable)
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 CORE EQUITY(6)                                                                       o Janus Capital Management LLC
                                                                                      o Thornburg Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o RCM Capital Management LLC
 GROWTH(7)                                                                            o TCW Investment Management Company
                                                                                      o T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER LARGE CAP         Long-term growth of capital.                           o AllianceBernstein L.P.
 VALUE(8)                                                                             o Institutional Capital LLC
                                                                                      o MFS Investment Management
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AllianceBernstein L.P.
 GROWTH(9)                                                                            o Franklin Advisers, Inc.
                                                                                      o Provident Investment Counsel, Inc.
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER MID CAP           Long-term growth of capital.                           o AXA Rosenberg Investment Management LLC
 VALUE(10)                                                                            o TCW Investment Management Company
                                                                                      o Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER TECHNOLOGY(11)    Long-term growth of capital.                           o Firsthand Capital Management, Inc.
                                                                                      o RCM Capital Management LLC
                                                                                      o Wellington Management Company, LLP
--------------------------------------------------------------------------------------------------------------------------------

EQ Advisors Trust                                                                     Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)               Objective                                             applicable)
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN COM-      Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 MON STOCK
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN GROWTH    Seeks to provide a high total return.                  o AllianceBernstein L.P.
 AND INCOME++
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 MEDIATE GOVERNMENT            relative stability of principal.
 SECURITIES
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN INTER-    Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 NATIONAL
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN LARGE     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN QUALITY   Seeks to achieve high current income consistent with   o AllianceBernstein L.P.
 BOND                          moderate risk to capital.
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN SMALL     Seeks to achieve long-term growth of capital.          o AllianceBernstein L.P.
 CAP GROWTH
--------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCEBERNSTEIN VALUE     Seeks capital appreciation.                            o AllianceBernstein L.P.
--------------------------------------------------------------------------------------------------------------------------------
EQ/ARIEL APPRECIATION II       Seeks long-term capital appreciation.                  o Ariel Capital Management, LLC
--------------------------------------------------------------------------------------------------------------------------------
EQ/BLACKROCK BASIC VALUE       Seeks capital appreciation and secondarily, income.    o BlackRock Investment Management, LLC
 EQUITY(12)
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)              Objective
--------------------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    Seeks to provide current income and long-term growth of
 VALUE(13)                    income, accompanied by growth of capital.
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks a combination of growth and income to achieve an
 INCOME                       above-average and consistent total return.
--------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks long-term capital appreciation.
 RESPONSIBLE
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           To achieve long-term growth of capital.
 INTERNATIONAL+
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.
 RESEARCH
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      Seeks to achieve long-term growth of capital.
 EQUITY++
--------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.
 YIELD BOND
--------------------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks a total return before expenses that approximates
                              the total return performance of the S&P 500 Index,
                              including reinvestment of dividends, at a risk level consis-
                              tent with that of the S&P 500 Index.
--------------------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    Seeks capital growth and current income.
 BOND
--------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks long-term capital growth.
--------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+          Seeks long-term capital appreciation.
--------------------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            Seeks to maximize income while maintaining prospects
                              for capital appreciation.
--------------------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   Seeks long-term total return.
--------------------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         Primarily seeks capital appreciation and secondarily seeks
 FOUNDING STRATEGY(**)        income.
--------------------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          Seeks to achieve capital appreciation.
 ACQUISITIONS
--------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        Seeks to maximize capital appreciation.
 VALUE
--------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++   Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         Seeks to provide a high total return consistent with mod-
                              erate risk to capital and maintenance of liquidity.
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ Advisors Trust             Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)             applicable)
--------------------------------------------------------------------------------
EQ/BLACKROCK INTERNATIONAL    o BlackRock Investment Management Interna-
 VALUE(13)                      tional Limited
--------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     o Boston Advisors, LLC
 INCOME
--------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           o Calvert Asset Management Company, Inc.
 RESPONSIBLE                  o Bridgeway Capital Management, Inc.
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    o Capital Guardian Trust Company
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           o Capital Guardian Trust Company
 INTERNATIONAL+
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           o Capital Guardian Trust Company
 RESEARCH
--------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      o Capital Guardian Trust Company
 EQUITY++
--------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        o Caywood-Scholl Capital Management
 YIELD BOND
--------------------------------------------------------------------------------
EQ/DAVIS NEW YORK VENTURE     o Davis Selected Advisers, L.P.
--------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           o AllianceBernstein L.P.
--------------------------------------------------------------------------------
EQ/EVERGREEN INTERNATIONAL    o Evergreen Investment Management
 BOND                           Company, LLC
                              o First International Fund Advisors (dba
                                "Evergreen International")
--------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            o Evergreen Investment Management
                                Company, LLC
--------------------------------------------------------------------------------
EQ/FI MID CAP                 o Fidelity Management & Research Company
--------------------------------------------------------------------------------
EQ/FI MID CAP VALUE+          o Fidelity Management & Research Company
--------------------------------------------------------------------------------
EQ/FRANKLIN INCOME            o Franklin Advisers, Inc.
--------------------------------------------------------------------------------
EQ/FRANKLIN SMALL CAP VALUE   o Franklin Advisory Services, LLC
--------------------------------------------------------------------------------
EQ/FRANKLIN TEMPLETON         o AXA Equitable
 FOUNDING STRATEGY(**)
--------------------------------------------------------------------------------
EQ/GAMCO MERGERS AND          o GAMCO Asset Management Inc.
 ACQUISITIONS
--------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY        o GAMCO Asset Management Inc.
 VALUE
--------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       o MFS Investment Management.
--------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH++   o Janus Capital Management LLC
--------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND         o JPMorgan Investment Management Inc.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)               Objective
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              Long-term capital appreciation.
 OPPORTUNITIES
----------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     Seeks long-term growth of capital.
----------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Capital appreciation and growth of income without
 INCOME                        excessive fluctuation in market value.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       Capital appreciation and growth of income with reason-
 CORE                          able risk.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Capital appreciation.
----------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks long-term growth of capital.
----------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         Seeks to provide long-term capital growth.
 COMPANIES+
----------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+        Seeks long-term growth of capital with a secondary
                               objective to seek reasonable current income. For purposes
                               of this Portfolio, the words "reasonable current income"
                               mean moderate income.
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
----------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
----------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               Seeks capital appreciation, which may occasionally be
                               short-term, and secondarily, income.
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          Seeks capital appreciation.
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks long-term capital appreciation.
 OPPORTUNITY
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     Seeks capital appreciation.
 SMALL CAP
----------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks maximum real return consistent with preservation
                               of real capital and prudent investment management.
----------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         Seeks current income with reduced volatility of
                               principal.
----------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+            Seeks capital appreciation.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       Seeks to achieve capital appreciation.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         Seeks to replicate as closely as possible (before the
                               deduction of portfolio expenses) the total return of the
                               Russell 2000 Index.
----------------------------------------------------------------------------------------
EQ/TCW EQUITY++                Seeks to achieve long-term capital appreciation.
----------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            Seeks long-term capital growth.
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
EQ Advisors Trust              Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)              applicable)
----------------------------------------------------------------------------------------
EQ/JPMORGAN VALUE              o JPMorgan Investment Management Inc.
 OPPORTUNITIES
----------------------------------------------------------------------------------------
EQ/LEGG MASON VALUE EQUITY     o Legg Mason Capital Management, Inc.
----------------------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
----------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP       o Lord, Abbett & Co. LLC
 CORE
----------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
----------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               o Marsico Capital Management, LLC
----------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH         o MFS Investment Management
 COMPANIES+
----------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST+        o MFS Investment Management
----------------------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation
----------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
----------------------------------------------------------------------------------------
EQ/MUTUAL SHARES               o Franklin Mutual Advisers, LLC
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER GLOBAL          o OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     o OppenheimerFunds, Inc.
 OPPORTUNITY
----------------------------------------------------------------------------------------
EQ/OPPENHEIMER MAIN STREET     o OppenheimerFunds, Inc.
 SMALL CAP
----------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           o Pacific Investment Management Company,
                                 LLC
----------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND         o BlackRock Financial Management, Inc.
----------------------------------------------------------------------------------------
EQ/SMALL CAP VALUE+            o Lazard Asset Management LLC
                               o Franklin Advisory Services, LLC
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY GROWTH+       o Bear Stearns Asset Management Inc.
                               o Eagle Asset Management, Inc.
                               o Wells Capital Management, Inc.
----------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX         o AllianceBernstein L.P.
----------------------------------------------------------------------------------------
EQ/TCW EQUITY++                o TCW Investment Management Company
----------------------------------------------------------------------------------------
EQ/TEMPLETON GROWTH            o Templeton Global Advisors Limited
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name(*)           Objective
----------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    Seeks to achieve total return through capital appreciation with income as a secondary consideration.
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      Capital growth and income.
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      Seeks long-term capital appreciation.
 MARKETS EQUITY
----------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       Capital growth.
 GROWTH
----------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   Seeks long-term capital appreciation.
 SMALL CAP++
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EQ Advisors Trust           Investment Manager (or Sub-Adviser(s), as
Portfolio Name(*)           applicable)
--------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME    o UBS Global Asset Management
                              (Americas) Inc.
--------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK      o Morgan Stanley Investment
                              Management Inc.
--------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING      o Morgan Stanley Investment
 MARKETS EQUITY               Management Inc.
--------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP       o Morgan Stanley Investment
 GROWTH                       Management Inc.
--------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY   o Wells Capital Management Inc.
 SMALL CAP++
--------------------------------------------------------------------------------



(*) This portfolio information reflects the portfolio's name change effective on or about May 29, 2007, subject to regulatory approval. The chart below reflects the portfolio's name in effect, until on or about May 29, 2007. The number in the "FN" column corresponds with the number contained in the table above.



     --------------------------------------------
      FN    Portfolio Name until May 29, 2007
     --------------------------------------------
     (1)    AXA Premier VIP Aggressive Equity
     --------------------------------------------
     (2)    AXA Premier VIP Core Bond
     --------------------------------------------
     (3)    AXA Premier VIP Health Care
     --------------------------------------------
     (4)    AXA Premier VIP High Yield
     --------------------------------------------
     (5)    AXA Premier VIP International Equity
     --------------------------------------------
     (6)    AXA Premier VIP Large Cap Core Equity
     --------------------------------------------
     (7)    AXA Premier VIP Large Cap Growth
     --------------------------------------------
     (8)    AXA Premier VIP Large Cap Value
     --------------------------------------------
     (9)    AXA Premier VIP Mid Cap Growth
     --------------------------------------------
     (10)   AXA Premier VIP Mid Cap Value
     --------------------------------------------
     (11)   AXA Premier VIP Technology
     --------------------------------------------
     (12)   EQ/Mercury Basic Value Equity
     --------------------------------------------
     (13)   EQ/Mercury International Value
     --------------------------------------------



** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned merger of this Portfolio.

You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the Portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this supplement, you may call one of our customer service representatives at 1-800-789-7771.


(3) THE TRUSTS' ANNUAL EXPENSES AND EXPENSE EXAMPLE

The following table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.


You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Trust prospectus for the Portfolio.

-----------------------------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
-----------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2006 (expenses that are deducted     Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, service fees, and/or  ------     -------
other expenses)(1)                                                                 0.63%      3.15%



This table shows the fees and expenses for 2006 as an annual percentage of each Portfolio's daily average net assets

..


----------------------------------------------------------------------------------------------
                                              Manage-                         Other
Portfolio Name                              ment Fees(2)   12b-1 Fees(3)   Expenses (4)
----------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
----------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      0.10%          0.25%            0.18%
AXA Conservative Allocation                    0.10%          0.25%            0.22%
AXA Conservative-Plus Allocation               0.10%          0.25%            0.18%
AXA Moderate Allocation                        0.10%          0.25%            0.17%
AXA Moderate-Plus Allocation                   0.10%          0.25%            0.17%
Multimanager Aggressive Equity *               0.61%          0.25%            0.19%
Multimanager Core Bond*                        0.59%          0.25%            0.18%
Multimanager Health Care*                      1.20%          0.25%            0.23%
Multimanager High Yield*                       0.58%          0.25%            0.18%
Multimanager International Equity*             1.02%          0.25%            0.26%
Multimanager Large Cap Core Equity*            0.90%          0.25%            0.20%
Multimanager Large Cap Growth*                 0.90%          0.25%            0.22%
Multimanager Large Cap Value*                  0.88%          0.25%            0.22%
Multimanager Mid Cap Growth*                   1.10%          0.25%            0.20%
Multimanager Mid Cap Value*                    1.10%          0.25%            0.21%
Multimanager Technology *                      1.20%          0.25%            0.23%
----------------------------------------------------------------------------------------------

EQ Advisors Trust:
----------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock              0.47%          0.25%            0.13%
EQ/AllianceBernstein Growth and Income++       0.56%          0.25%            0.12%
EQ/AllianceBernstein Intermediate Government   0.50%          0.25%            0.14%
Securities
EQ/AllianceBernstein International             0.71%          0.25%            0.20%
EQ/AllianceBernstein Large Cap Growth          0.90%          0.25%            0.11%
EQ/AllianceBernstein Quality Bond              0.50%          0.25%            0.14%
EQ/AllianceBernstein Small Cap Growth          0.74%          0.25%            0.13%
EQ/AllianceBernstein Value                     0.60%          0.25%            0.13%
EQ/Ariel Appreciation II                       0.75%          0.25%            0.51%
EQ/BlackRock Basic Value Equity*               0.55%          0.25%            0.14%
EQ/BlackRock International Value*              0.82%          0.25%            0.21%
EQ/Boston Advisors Equity Income               0.75%          0.25%            0.15%
EQ/Calvert Socially Responsible                0.65%          0.25%            0.25%
EQ/Capital Guardian Growth                     0.65%          0.25%            0.16%
EQ/Capital Guardian International+             0.83%          0.25%            0.21%
EQ/Capital Guardian Research                   0.65%          0.25%            0.13%
EQ/Capital Guardian U.S. Equity++              0.64%          0.25%            0.14%
EQ/Caywood-Scholl High Yield Bond              0.60%          0.25%            0.18%
EQ/Davis New York Venture                      0.85%          0.25%            0.74%
EQ/Equity 500 Index                            0.25%          0.25%            0.13%
EQ/Evergreen International Bond                0.70%          0.25%            0.23%
EQ/Evergreen Omega                             0.65%          0.25%            0.21%
EQ/FI Mid Cap                                  0.68%          0.25%            0.15%
EQ/FI Mid Cap Value+                           0.73%          0.25%            0.13%
EQ/Franklin Income                             0.90%          0.25%            0.38%
EQ/Franklin Small Cap Value                    0.90%          0.25%            2.00%
EQ/Franklin Templeton Founding Strategy**      0.05%          0.25%            0.21%
EQ/GAMCO Mergers and Acquisitions              0.90%          0.25%            0.33%
EQ/GAMCO Small Company Value                   0.78%          0.25%            0.14%
EQ/International Growth                        0.85%          0.25%            0.35%
EQ/Janus Large Cap Growth++                    0.90%          0.25%            0.15%
EQ/JPMorgan Core Bond                          0.44%          0.25%            0.15%
EQ/JPMorgan Value Opportunities                0.60%          0.25%            0.16%
EQ/Legg Mason Value Equity                     0.65%          0.25%            0.22%
EQ/Long Term Bond                              0.43%          0.25%            0.15%
EQ/Lord Abbett Growth and Income               0.65%          0.25%            0.26%
EQ/Lord Abbett Large Cap Core                  0.65%          0.25%            0.41%
EQ/Lord Abbett Mid Cap Value                   0.70%          0.25%            0.18%
----------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                              Acquired                                      Net Total
                                             Fund Fees      Total Annual    Fee Waivers      Annual
                                                and           Expenses        and/or        Expenses
                                              Expenses        (Before         Expense        (After
                                            (Underlying       Expense       Reimburse-    Expense Limi-
Portfolio Name                             Portfolio)(5)    Limitations)     ments(6)       tations)
-------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust:
-------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                      0.91%           1.44%           (0.18)%        1.26%
AXA Conservative Allocation                    0.67%           1.24%           (0.22)%        1.02%
AXA Conservative-Plus Allocation               0.72%           1.25%           (0.18)%        1.07%
AXA Moderate Allocation                        0.78%           1.30%           (0.17)%        1.13%
AXA Moderate-Plus Allocation                   0.85%           1.37%           (0.17)%        1.20%
Multimanager Aggressive Equity *                 --            1.05%              --          1.05%
Multimanager Core Bond*                          --            1.02%           (0.07)%        0.95%
Multimanager Health Care*                        --            1.68%            0.00%         1.68%
Multimanager High Yield*                         --            1.01%              --          1.01%
Multimanager International Equity*               --            1.53%            0.00%         1.53%
Multimanager Large Cap Core Equity*              --            1.35%            0.00%         1.35%
Multimanager Large Cap Growth*                   --            1.37%           (0.02)%        1.35%
Multimanager Large Cap Value*                    --            1.35%            0.00%         1.35%
Multimanager Mid Cap Growth*                   0.01%           1.56%            0.00%         1.56%
Multimanager Mid Cap Value*                    0.03%           1.59%            0.00%         1.59%
Multimanager Technology *                        --            1.68%            0.00%         1.68%
-------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust:
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock                --            0.85%              --          0.85%
EQ/AllianceBernstein Growth and Income++         --            0.93%              --          0.93%
EQ/AllianceBernstein Intermediate Government     --            0.89%              --          0.89%
Securities
EQ/AllianceBernstein International               --            1.16%           (0.06)%        1.10%
EQ/AllianceBernstein Large Cap Growth            --            1.26%           (0.21)%        1.05%
EQ/AllianceBernstein Quality Bond                --            0.89%              --          0.89%
EQ/AllianceBernstein Small Cap Growth            --            1.12%              --          1.12%
EQ/AllianceBernstein Value                       --            0.98%           (0.03)%        0.95%
EQ/Ariel Appreciation II                         --            1.51%           (0.36)%        1.15%
EQ/BlackRock Basic Value Equity*                 --            0.94%            0.00%         0.94%
EQ/BlackRock International Value*                --            1.28%           (0.03)%        1.25%
EQ/Boston Advisors Equity Income                 --            1.15%           (0.10)%        1.05%
EQ/Calvert Socially Responsible                  --            1.15%           (0.10)%        1.05%
EQ/Capital Guardian Growth                       --            1.06%           (0.11)%        0.95%
EQ/Capital Guardian International+               --            1.29%           (0.09)%        1.20%
EQ/Capital Guardian Research                     --            1.03%           (0.08)%        0.95%
EQ/Capital Guardian U.S. Equity++                --            1.03%           (0.08)%        0.95%
EQ/Caywood-Scholl High Yield Bond                --            1.03%           (0.03)%        1.00%
EQ/Davis New York Venture                        --            1.84%           (0.54)%        1.30%
EQ/Equity 500 Index                              --            0.63%              --          0.63%
EQ/Evergreen International Bond                  --            1.18%           (0.03)%        1.15%
EQ/Evergreen Omega                               --            1.11%            0.00%         1.11%
EQ/FI Mid Cap                                    --            1.08%           (0.08)%        1.00%
EQ/FI Mid Cap Value+                             --            1.11%           (0.01)%        1.10%
EQ/Franklin Income                               --            1.53%           (0.23)%        1.30%
EQ/Franklin Small Cap Value                      --            3.15%           (1.85)%        1.30%
EQ/Franklin Templeton Founding Strategy**      1.07%           1.58%           (0.11)%        1.47%
EQ/GAMCO Mergers and Acquisitions                --            1.48%           (0.03)%        1.45%
EQ/GAMCO Small Company Value                     --            1.17%            0.00%         1.17%
EQ/International Growth                          --            1.45%            0.00%         1.45%
EQ/Janus Large Cap Growth++                      --            1.30%           (0.15)%        1.15%
EQ/JPMorgan Core Bond                            --            0.84%            0.00%         0.84%
EQ/JPMorgan Value Opportunities                  --            1.01%           (0.06)%        0.95%
EQ/Legg Mason Value Equity                       --            1.12%           (0.12)%        1.00%
EQ/Long Term Bond                                --            0.83%            0.00%         0.83%
EQ/Lord Abbett Growth and Income                 --            1.16%           (0.16)%        1.00%
EQ/Lord Abbett Large Cap Core                    --            1.31%           (0.31)%        1.00%
EQ/Lord Abbett Mid Cap Value                     --            1.13%           (0.08)%        1.05%
-------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Manage-                       Other
 Portfolio Name                       ment Fees(2)   12b-1 Fees(3)  Expenses (4)
--------------------------------------------------------------------------------
EQ/Marsico Focus                         0.85%          0.25%          0.13%
EQ/MFS Emerging Growth Companies+        0.65%          0.25%          0.15%
EQ/MFS Investors Trust+                  0.60%          0.25%          0.16%
EQ/Money Market                          0.33%          0.25%          0.14%
EQ/Montag & Caldwell Growth              0.75%          0.25%          0.16%
EQ/Mutual Shares                         0.90%          0.25%          0.50%
EQ/Oppenheimer Global                    0.95%          0.25%          1.30%
EQ/Oppenheimer Main Street Opportunity   0.85%          0.25%          1.58%
EQ/Oppenheimer Main Street Small Cap     0.90%          0.25%          1.48%
EQ/PIMCO Real Return                     0.55%          0.25%          0.18%
EQ/Short Duration Bond                   0.43%          0.25%          0.14%
EQ/Small Cap Value+                      0.73%          0.25%          0.15%
EQ/Small Company Growth+                 1.00%          0.25%          0.17%
EQ/Small Company Index                   0.25%          0.25%          0.16%
EQ/TCW Equity++                          0.80%          0.25%          0.16%
EQ/Templeton Growth                      0.95%          0.25%          0.64%
EQ/UBS Growth and Income                 0.75%          0.25%          0.17%
EQ/Van Kampen Comstock                   0.65%          0.25%          0.19%
EQ/Van Kampen Emerging Markets Equity    1.12%          0.25%          0.40%
EQ/Van Kampen Mid Cap Growth             0.70%          0.25%          0.23%
EQ/Wells Fargo Montgomery Small Cap++    0.85%          0.25%          0.41%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                         Acquired                                      Net Total
                                        Fund Fees      Total Annual    Fee Waivers      Annual
                                           and           Expenses        and/or        Expenses
                                         Expenses        (Before         Expense        (After
                                       (Underlying       Expense       Reimburse-    Expense Limi-
 Portfolio Name                       Portfolio)(5)    Limitations)     ments(6)       tations)
--------------------------------------------------------------------------------------------------
EQ/Marsico Focus                           --            1.23%           (0.08)%        1.15%
EQ/MFS Emerging Growth Companies+          --            1.05%              --          1.05%
EQ/MFS Investors Trust+                    --            1.01%           (0.06)%        0.95%
EQ/Money Market                            --            0.72%              --          0.72%
EQ/Montag & Caldwell Growth                --            1.16%           (0.01)%        1.15%
EQ/Mutual Shares                           --            1.65%           (0.35)%        1.30%
EQ/Oppenheimer Global                    0.01%           2.51%           (1.15)%        1.36%
EQ/Oppenheimer Main Street Opportunity     --            2.68%           (1.38)%        1.30%
EQ/Oppenheimer Main Street Small Cap       --            2.63%           (1.33)%        1.30%
EQ/PIMCO Real Return                       --            0.98%           (0.08)%        0.90%
EQ/Short Duration Bond                     --            0.82%            0.00%         0.82%
EQ/Small Cap Value+                        --            1.13%           (0.03)%        1.10%
EQ/Small Company Growth+                   --            1.42%           (0.12)%        1.30%
EQ/Small Company Index                   0.01%           0.67%            0.00%         0.67%
EQ/TCW Equity++                            --            1.21%           (0.06)%        1.15%
EQ/Templeton Growth                        --            1.84%           (0.49)%        1.35%
EQ/UBS Growth and Income                   --            1.17%           (0.12)%        1.05%
EQ/Van Kampen Comstock                     --            1.09%           (0.09)%        1.00%
EQ/Van Kampen Emerging Markets Equity      --            1.77%            0.00%         1.77%
EQ/Van Kampen Mid Cap Growth               --            1.18%           (0.13)%        1.05%
EQ/Wells Fargo Montgomery Small Cap++      --            1.51%           (0.21)%        1.30%
--------------------------------------------------------------------------------------------------



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Investment options" earlier in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval.

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned merger of this Portfolio.

Notes:

(1) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2006 and for the underlying portfolios.

(2) The management fees for each Portfolio cannot be increased without a vote of that Portfolio's Shareholders. See Footnote (6) for any expense limitation agreement information.

(3) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the contract.

(4) Other expenses shown are those incurred in 2006. The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (6) for any expense limitation agreement information.

(5) Each of these variable investment options invest in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("the underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolios in which it invests. The fees and expenses are based on the respective weighted investment allocations as of 12/31/06. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

(6) The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain Portfolios, which are effective through April 30, 2008. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable Portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



     -------------------------------------------------
       Portfolio Name
     -------------------------------------------------
     Multimanager Aggressive Equity       1.03%
     -------------------------------------------------
     Multimanager Health Care             1.63%
     -------------------------------------------------
     Multimanager International Equity    1.52%
     -------------------------------------------------
     Multimanager Large Cap Core Equity   1.33%
     -------------------------------------------------
     Multimanager Large Cap Growth        1.33%
     -------------------------------------------------
     Multimanager Large Cap Value         1.31%
     -------------------------------------------------
     Multimanager Mid Cap Growth          1.52%
     -------------------------------------------------
     Multimanager Mid Cap Value           1.58%
     -------------------------------------------------

     -------------------------------------------------
       Portfolio Name
     -------------------------------------------------
     Multimanager Technology                  1.64%
     -------------------------------------------------
     EQ/AllianceBernstein Common Stock        0.83%
     -------------------------------------------------
     EQ/AllianceBernstein Growth and Income   0.92%
     -------------------------------------------------
     EQ/AllianceBernstein Large Cap Growth    1.03%
     -------------------------------------------------
     EQ/AllianceBernstein Small Cap Growth    1.11%
     -------------------------------------------------
     EQ/AllianceBernstein Value               0.94%
     -------------------------------------------------
     EQ/Ariel Appreciation II                 1.01%
     -------------------------------------------------
     EQ/BlackRock Basic Value Equity          0.93%
     -------------------------------------------------
     EQ/Capital Guardian Growth               0.94%
     -------------------------------------------------
     EQ/Capital Guardian Research             0.94%
     -------------------------------------------------
     EQ/Capital Guardian U.S. Equity          0.94%
     -------------------------------------------------
     EQ/Davis New York Venture                1.27%
     -------------------------------------------------
     EQ/Evergreen Omega                       1.05%
     -------------------------------------------------
     EQ/FI Mid Cap                            0.97%
     -------------------------------------------------
     EQ/FI Mid Cap Value                      1.09%
     -------------------------------------------------
     EQ/GAMCO Mergers and Acquisitions        1.37%
     -------------------------------------------------
     EQ/GAMCO Small Company Value             1.16%
     -------------------------------------------------
     EQ/Janus Large Cap Growth                1.14%
     -------------------------------------------------
     EQ/Legg Mason Value Equity               0.97%
     -------------------------------------------------
     EQ/Lord Abbett Growth and Income         0.99%
     -------------------------------------------------
     EQ/Lord Abbett Large Cap Core            0.99%
     -------------------------------------------------
     EQ/Marsico Focus                         1.14%
     -------------------------------------------------
     EQ/MFS Emerging Growth Companies         1.03%
     -------------------------------------------------
     EQ/MFS Investors Trust                   0.94%
     -------------------------------------------------
     EQ/Montag & Caldwell Growth              1.13%
     -------------------------------------------------
     EQ/Mutual Shares                         1.30%
     -------------------------------------------------
     EQ/Small Cap Value                       1.02%
     -------------------------------------------------
     EQ/UBS Growth and Income                 1.03%
     -------------------------------------------------
     EQ/Van Kampen Comstock                   0.99%
     -------------------------------------------------
     EQ/Van Kampen Emerging Markets Equity    1.75%
     -------------------------------------------------
     EQ/Van Kampen Mid Cap Growth             1.01%
     -------------------------------------------------
     EQ/Wells Fargo Montgomery Small Cap      1.20%
     -------------------------------------------------



EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses of 1.55% (actual expenses under your contract may be less), and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with either the 6% Roll-Up to age 80 or the Annual Ratchet to age 80 Guaranteed minimum death benefit and Protection Plus(SM) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2006, which results in an estimated administrative charge of 0.01% of contract value. Some of these features may not be available or may be different under your contract. Some of these charges may not be applicable under your contract.


The fixed maturity options and the account for special dollar cost averaging are not covered by the fee table and example. However, the annual administrative charge, the charge if you elect a Variable Immediate Annuity payout option, the charge for any optional benefits and the withdrawal charge do apply to the fixed maturity options and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option. Some of these investment options and charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

----------------------------------------------------------------------------------------------------------
                                                       If you surrender your contract at the end
                                                             of the applicable time period
                                              ------------------------------------------------------------

              Portfolio Name                    1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,066.00     $ 1,618.00     $ 2,194.00     $ 3,949.00
AXA Conservative Allocation                   $ 1,045.00     $ 1,556.00     $ 2,093.00     $ 3,759.00
AXA Conservative-Plus Allocation              $ 1,047.00     $ 1,559.00     $ 2,098.00     $ 3,768.00
AXA Moderate Allocation                       $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
AXA Moderate-Plus Allocation                  $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
Multimanager Aggressive Equity *              $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
Multimanager Core Bond*                       $ 1,022.00     $ 1,487.00     $ 1,981.00     $ 3,544.00
Multimanager Health Care*                     $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
Multimanager High Yield*                      $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
Multimanager International Equity*            $ 1,076.00     $ 1,645.00     $ 2,239.00     $ 4,033.00
Multimanager Large Cap Core Equity*           $ 1,057.00     $ 1,590.00     $ 2,148.00     $ 3,864.00
Multimanager Large Cap Growth*                $ 1,059.00     $ 1,596.00     $ 2,158.00     $ 3,883.00
Multimanager Large Cap Value*                 $ 1,057.00     $ 1,590.00     $ 2,148.00     $ 3,864.00
Multimanager Mid Cap Growth*                  $ 1,079.00     $ 1,655.00     $ 2,254.00     $ 4,061.00
Multimanager Mid Cap Value*                   $ 1,082.00     $ 1,664.00     $ 2,269.00     $ 4,089.00
Multimanager Technology *                     $ 1,092.00     $ 1,691.00     $ 2,314.00     $ 4,172.00
----------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST:
----------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,005.00     $ 1,434.00     $ 1,893.00     $ 3,376.00
EQ/AllianceBernstein Growth and Income++      $ 1,013.00     $ 1,459.00     $ 1,934.00     $ 3,455.00
EQ/AllianceBernstein Intermediate Government
Securities                                    $ 1,009.00     $ 1,447.00     $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein International            $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/AllianceBernstein Large Cap Growth         $ 1,048.00     $ 1,562.00     $ 2,103.00     $ 3,778.00
EQ/AllianceBernstein Quality Bond             $ 1,009.00     $ 1,447.00     $ 1,914.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 1,018.00     $ 1,475.00     $ 1,960.00     $ 3,505.00
EQ/Ariel Appreciation II                      $ 1,074.00     $ 1,639.00     $ 2,229.00     $ 4,015.00
EQ/BlackRock Basic Value Equity*              $ 1,014.00     $ 1,462.00     $ 1,940.00     $ 3,465.00
EQ/BlackRock International Value*             $ 1,050.00     $ 1,568.00     $ 2,113.00     $ 3,797.00
EQ/Boston Advisors Equity Income              $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Calvert Socially Responsible               $ 1,036.00     $ 1,528.00     $ 2,047.00     $ 3,672.00
EQ/Capital Guardian Growth                    $ 1,027.00     $ 1,500.00     $ 2,001.00     $ 3,584.00
EQ/Capital Guardian International+            $ 1,051.00     $ 1,571.00     $ 2,118.00     $ 3,807.00
EQ/Capital Guardian Research                  $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
EQ/Capital Guardian U.S. Equity++             $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
EQ/Caywood-Scholl High Yield Bond             $ 1,023.00     $ 1,491.00     $ 1,986.00     $ 3,554.00
EQ/Davis New York Venture                     $ 1,108.00     $ 1,740.00     $ 2,393.00     $ 4,318.00
EQ/Equity 500 Index                           $   981.00     $ 1,365.00     $ 1,779.00     $ 3,153.00
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                           If you annuitize at the end                 If you do not surrender
                                               of the applicable time period and select a non-life    your contract at the end
                                                contingent period certain annuity option with less     of the applicable time
                                                                 than five years                               period
                                              -----------------------------------------------------------------------------------
                 Portfolio Name               1 year      3 years        5 years        10 years       1 year       3 years
---------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                       N/A     $ 1,618.00     $ 2,194.00     $ 3,949.00     $ 366.00     $ 1,118.00
AXA Conservative Allocation                     N/A     $ 1,556.00     $ 2,093.00     $ 3,759.00     $ 345.00     $ 1,056.00
AXA Conservative-Plus Allocation                N/A     $ 1,559.00     $ 2,098.00     $ 3,768.00     $ 347.00     $ 1,059.00
AXA Moderate Allocation                         N/A     $ 1,574.00     $ 2,123.00     $ 3,816.00     $ 352.00     $ 1,074.00
AXA Moderate-Plus Allocation                    N/A     $ 1,596.00     $ 2,158.00     $ 3,883.00     $ 359.00     $ 1,096.00
Multimanager Aggressive Equity *                N/A     $ 1,497.00     $ 1,996.00     $ 3,574.00     $ 326.00     $   997.00
Multimanager Core Bond*                         N/A     $ 1,487.00     $ 1,981.00     $ 3,544.00     $ 322.00     $   987.00
Multimanager Health Care*                       N/A     $ 1,691.00     $ 2,314.00     $ 4,172.00     $ 392.00     $ 1,191.00
Multimanager High Yield*                        N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00     $ 321.00     $   984.00
Multimanager International Equity*              N/A     $ 1,645.00     $ 2,239.00     $ 4,033.00     $ 376.00     $ 1,145.00
Multimanager Large Cap Core Equity*             N/A     $ 1,590.00     $ 2,148.00     $ 3,864.00     $ 357.00     $ 1,090.00
Multimanager Large Cap Growth*                  N/A     $ 1,596.00     $ 2,158.00     $ 3,883.00     $ 359.00     $ 1,096.00
Multimanager Large Cap Value*                   N/A     $ 1,590.00     $ 2,148.00     $ 3,864.00     $ 357.00     $ 1,090.00
Multimanager Mid Cap Growth*                    N/A     $ 1,655.00     $ 2,254.00     $ 4,061.00     $ 379.00     $ 1,155.00
Multimanager Mid Cap Value*                     N/A     $ 1,664.00     $ 2,269.00     $ 4,089.00     $ 382.00     $ 1,164.00
Multimanager Technology *                       N/A     $ 1,691.00     $ 2,314.00     $ 4,172.00     $ 392.00     $ 1,191.00
---------------------------------------------------------------------------------------------------------------------------------

EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock               N/A     $ 1,434.00     $ 1,893.00     $ 3,376.00     $ 304.00     $   934.00
EQ/AllianceBernstein Growth and Income++        N/A     $ 1,459.00     $ 1,934.00     $ 3,455.00     $ 313.00     $   959.00
EQ/AllianceBernstein Intermediate Government
Securities                                      N/A     $ 1,447.00     $ 1,914.00     $ 3,416.00     $ 309.00     $   947.00
EQ/AllianceBernstein International              N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00     $ 337.00     $ 1,031.00
EQ/AllianceBernstein Large Cap Growth           N/A     $ 1,562.00     $ 2,103.00     $ 3,778.00     $ 348.00     $ 1,062.00
EQ/AllianceBernstein Quality Bond               N/A     $ 1,447.00     $ 1,914.00     $ 3,416.00     $ 309.00     $   947.00
EQ/AllianceBernstein Small Cap Growth           N/A     $ 1,519.00     $ 2,032.00     $ 3,642.00     $ 333.00     $ 1,019.00
EQ/AllianceBernstein Value                      N/A     $ 1,475.00     $ 1,960.00     $ 3,505.00     $ 318.00     $   975.00
EQ/Ariel Appreciation II                        N/A     $ 1,639.00     $ 2,229.00     $ 4,015.00     $ 374.00     $ 1,139.00
EQ/BlackRock Basic Value Equity*                N/A     $ 1,462.00     $ 1,940.00     $ 3,465.00     $ 314.00     $   962.00
EQ/BlackRock International Value*               N/A     $ 1,568.00     $ 2,113.00     $ 3,797.00     $ 350.00     $ 1,068.00
EQ/Boston Advisors Equity Income                N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00     $ 336.00     $ 1,028.00
EQ/Calvert Socially Responsible                 N/A     $ 1,528.00     $ 2,047.00     $ 3,672.00     $ 336.00     $ 1,028.00
EQ/Capital Guardian Growth                      N/A     $ 1,500.00     $ 2,001.00     $ 3,584.00     $ 327.00     $ 1,000.00
EQ/Capital Guardian International+              N/A     $ 1,571.00     $ 2,118.00     $ 3,807.00     $ 351.00     $ 1,071.00
EQ/Capital Guardian Research                    N/A     $ 1,491.00     $ 1,986.00     $ 3,554.00     $ 323.00     $   991.00
EQ/Capital Guardian U.S. Equity++               N/A     $ 1,491.00     $ 1,986.00     $ 3,554.00     $ 323.00     $   991.00
EQ/Caywood-Scholl High Yield Bond               N/A     $ 1,491.00     $ 1,986.00     $ 3,554.00     $ 323.00     $   991.00
EQ/Davis New York Venture                       N/A     $ 1,740.00     $ 2,393.00     $ 4,318.00     $ 408.00     $ 1,240.00
EQ/Equity 500 Index                             N/A     $ 1,365.00     $ 1,779.00     $ 3,153.00     $ 281.00     $   865.00
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                               If you do not surrender your
                                                   contract at the end
                                              of the applicable time period
                                              -----------------------------
                 Portfolio Name                 5 years        10 years
---------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
---------------------------------------------------------------------------
AXA Aggressive Allocation                     $ 1,894.00     $ 3,949.00
AXA Conservative Allocation                   $ 1,793.00     $ 3,759.00
AXA Conservative-Plus Allocation              $ 1,798.00     $ 3,768.00
AXA Moderate Allocation                       $ 1,823.00     $ 3,816.00
AXA Moderate-Plus Allocation                  $ 1,858.00     $ 3,883.00
Multimanager Aggressive Equity *              $ 1,696.00     $ 3,574.00
Multimanager Core Bond*                       $ 1,681.00     $ 3,544.00
Multimanager Health Care*                     $ 2,014.00     $ 4,172.00
Multimanager High Yield*                      $ 1,675.00     $ 3,535.00
Multimanager International Equity*            $ 1,939.00     $ 4,033.00
Multimanager Large Cap Core Equity*           $ 1,848.00     $ 3,864.00
Multimanager Large Cap Growth*                $ 1,858.00     $ 3,883.00
Multimanager Large Cap Value*                 $ 1,848.00     $ 3,864.00
Multimanager Mid Cap Growth*                  $ 1,954.00     $ 4,061.00
Multimanager Mid Cap Value*                   $ 1,969.00     $ 4,089.00
Multimanager Technology *                     $ 2,014.00     $ 4,172.00
---------------------------------------------------------------------------
EQ ADVISORS TRUST:
---------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock             $ 1,593.00     $ 3,376.00
EQ/AllianceBernstein Growth and Income++      $ 1,634.00     $ 3,455.00
EQ/AllianceBernstein Intermediate Government
 Securities                                   $ 1,614.00     $ 3,416.00
EQ/AllianceBernstein International            $ 1,752.00     $ 3,681.00
EQ/AllianceBernstein Large Cap Growth         $ 1,803.00     $ 3,778.00
EQ/AllianceBernstein Quality Bond             $ 1,614.00     $ 3,416.00
EQ/AllianceBernstein Small Cap Growth         $ 1,732.00     $ 3,642.00
EQ/AllianceBernstein Value                    $ 1,660.00     $ 3,505.00
EQ/Ariel Appreciation II                      $ 1,929.00     $ 4,015.00
EQ/BlackRock Basic Value Equity*              $ 1,640.00     $ 3,465.00
EQ/BlackRock International Value*             $ 1,813.00     $ 3,797.00
EQ/Boston Advisors Equity Income              $ 1,747.00     $ 3,672.00
EQ/Calvert Socially Responsible               $ 1,747.00     $ 3,672.00
EQ/Capital Guardian Growth                    $ 1,701.00     $ 3,584.00
EQ/Capital Guardian International+            $ 1,818.00     $ 3,807.00
EQ/Capital Guardian Research                  $ 1,686.00     $ 3,554.00
EQ/Capital Guardian U.S. Equity++             $ 1,686.00     $ 3,554.00
EQ/Caywood-Scholl High Yield Bond             $ 1,686.00     $ 3,554.00
EQ/Davis New York Venture                     $ 2,093.00     $ 4,318.00
EQ/Equity 500 Index                           $ 1,479.00     $ 3,153.00
---------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                     If you surrender your contract at the end
                                                           of the applicable time period
                                            ------------------------------------------------------------
                Portfolio Name                1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond             $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Evergreen Omega                          $ 1,032.00     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/FI Mid Cap                               $ 1,029.00     $ 1,506.00     $ 2,011.00     $ 3,603.00
EQ/FI Mid Cap Value+                        $ 1,032.00     $ 1,515.00     $ 2,027.00     $ 3,633.00
EQ/Franklin Income                          $ 1,076.00     $ 1,645.00     $ 2,239.00     $ 4,033.00
EQ/Franklin Small Cap Value                 $ 1,246.00     $ 2,136.00     $ 3,022.00     $ 5,425.00
EQ/Franklin Templeton Founding Strategy**   $ 1,081.00     $ 1,661.00     $ 2,264.00     $ 4,080.00
EQ/GAMCO Mergers and Acquisitions           $ 1,071.00     $ 1,630.00     $ 2,214.00     $ 3,987.00
EQ/GAMCO Small Company Value                $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
EQ/International Growth                     $ 1,068.00     $ 1,621.00     $ 2,199.00     $ 3,958.00
EQ/Janus Large Cap Growth++                 $ 1,052.00     $ 1,574.00     $ 2,123.00     $ 3,816.00
EQ/JPMorgan Core Bond                       $ 1,003.00     $ 1,431.00     $ 1,888.00     $ 3,366.00
EQ/JPMorgan Value Opportunities             $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Legg Mason Value Equity                  $ 1,033.00     $ 1,519.00     $ 2,032.00     $ 3,642.00
EQ/Long Term Bond                           $ 1,002.00     $ 1,428.00     $ 1,883.00     $ 3,356.00
EQ/Lord Abbett Growth and Income            $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Lord Abbett Large Cap Core               $ 1,053.00     $ 1,577.00     $ 2,128.00     $ 3,826.00
EQ/Lord Abbett Mid Cap Value                $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/Marsico Focus                            $ 1,044.00     $ 1,553.00     $ 2,088.00     $ 3,749.00
EQ/MFS Emerging Growth Companies+           $ 1,026.00     $ 1,497.00     $ 1,996.00     $ 3,574.00
EQ/MFS Investors Trust+                     $ 1,021.00     $ 1,484.00     $ 1,975.00     $ 3,535.00
EQ/Money Market                             $   991.00     $ 1,394.00     $ 1,826.00     $ 3,245.00
EQ/Montag & Caldwell Growth                 $ 1,037.00     $ 1,531.00     $ 2,052.00     $ 3,681.00
EQ/Mutual Shares                            $ 1,089.00     $ 1,682.00     $ 2,299.00     $ 4,145.00
EQ/Oppenheimer Global                       $ 1,179.00     $ 1,944.00     $ 2,719.00     $ 4,903.00
EQ/Oppenheimer Main Street Opportunity      $ 1,197.00     $ 1,995.00     $ 2,801.00     $ 5,045.00
EQ/Oppenheimer Main Street Small Cap        $ 1,191.00     $ 1,980.00     $ 2,777.00     $ 5,004.00
EQ/PIMCO Real Return                        $ 1,018.00     $ 1,475.00     $ 1,960.00     $ 3,505.00
EQ/Short Duration Bond                      $ 1,001.00     $ 1,425.00     $ 1,878.00     $ 3,346.00
EQ/Small Cap Value+                         $ 1,034.00     $ 1,522.00     $ 2,037.00     $ 3,652.00
EQ/Small Company Growth+                    $ 1,064.00     $ 1,611.00     $ 2,184.00     $ 3,930.00
EQ/Small Company Index                      $   986.00     $ 1,378.00     $ 1,800.00     $ 3,194.00
EQ/TCW Equity++                             $ 1,042.00     $ 1,546.00     $ 2,078.00     $ 3,730.00
EQ/Templeton Growth                         $ 1,108.00     $ 1,740.00     $ 2,393.00     $ 4,318.00
EQ/UBS Growth and Income                    $ 1,038.00     $ 1,534.00     $ 2,057.00     $ 3,691.00
EQ/Van Kampen Comstock                      $ 1,030.00     $ 1,509.00     $ 2,016.00     $ 3,613.00
EQ/Van Kampen Emerging Markets Equity       $ 1,101.00     $ 1,719.00     $ 2,358.00     $ 4,255.00
EQ/Van Kampen Mid Cap Growth                $ 1,039.00     $ 1,537.00     $ 2,062.00     $ 3,701.00
EQ/Wells Fargo Montgomery Small Cap++       $ 1,074.00     $ 1,639.00     $ 2,229.00     $ 4,015.00
--------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                         If you annuitize at the end                 If you do not surrender
                                             of the applicable time period and select a non-life    your contract at the end
                                              contingent period certain annuity option with less     of the applicable time
                                                               than five years                               period
                                            -----------------------------------------------------------------------------------
                Portfolio Name              1 year      3 years        5 years        10 years      1 year       3 years
-------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond               N/A     $ 1,537.00     $ 2,062.00     $ 3,701.00     $ 339.00     $ 1,037.00
EQ/Evergreen Omega                            N/A     $ 1,515.00     $ 2,027.00     $ 3,633.00     $ 332.00     $ 1,015.00
EQ/FI Mid Cap                                 N/A     $ 1,506.00     $ 2,011.00     $ 3,603.00     $ 329.00     $ 1,006.00
EQ/FI Mid Cap Value+                          N/A     $ 1,515.00     $ 2,027.00     $ 3,633.00     $ 332.00     $ 1,015.00
EQ/Franklin Income                            N/A     $ 1,645.00     $ 2,239.00     $ 4,033.00     $ 376.00     $ 1,145.00
EQ/Franklin Small Cap Value                   N/A     $ 2,136.00     $ 3,022.00     $ 5,425.00     $ 546.00     $ 1,636.00
EQ/Franklin Templeton Founding Strategy**     N/A     $ 1,661.00     $ 2,264.00     $ 4,080.00     $ 381.00     $ 1,161.00
EQ/GAMCO Mergers and Acquisitions             N/A     $ 1,630.00     $ 2,214.00     $ 3,987.00     $ 371.00     $ 1,130.00
EQ/GAMCO Small Company Value                  N/A     $ 1,534.00     $ 2,057.00     $ 3,691.00     $ 338.00     $ 1,034.00
EQ/International Growth                       N/A     $ 1,621.00     $ 2,199.00     $ 3,958.00     $ 368.00     $ 1,121.00
EQ/Janus Large Cap Growth++                   N/A     $ 1,574.00     $ 2,123.00     $ 3,816.00     $ 352.00     $ 1,074.00
EQ/JPMorgan Core Bond                         N/A     $ 1,431.00     $ 1,888.00     $ 3,366.00     $ 303.00     $   931.00
EQ/JPMorgan Value Opportunities               N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00     $ 321.00     $   984.00
EQ/Legg Mason Value Equity                    N/A     $ 1,519.00     $ 2,032.00     $ 3,642.00     $ 333.00     $ 1,019.00
EQ/Long Term Bond                             N/A     $ 1,428.00     $ 1,883.00     $ 3,356.00     $ 302.00     $   928.00
EQ/Lord Abbett Growth and Income              N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00     $ 337.00     $ 1,031.00
EQ/Lord Abbett Large Cap Core                 N/A     $ 1,577.00     $ 2,128.00     $ 3,826.00     $ 353.00     $ 1,077.00
EQ/Lord Abbett Mid Cap Value                  N/A     $ 1,522.00     $ 2,037.00     $ 3,652.00     $ 334.00     $ 1,022.00
EQ/Marsico Focus                              N/A     $ 1,553.00     $ 2,088.00     $ 3,749.00     $ 344.00     $ 1,053.00
EQ/MFS Emerging Growth Companies+             N/A     $ 1,497.00     $ 1,996.00     $ 3,574.00     $ 326.00     $   997.00
EQ/MFS Investors Trust+                       N/A     $ 1,484.00     $ 1,975.00     $ 3,535.00     $ 321.00     $   984.00
EQ/Money Market                               N/A     $ 1,394.00     $ 1,826.00     $ 3,245.00     $ 291.00     $   894.00
EQ/Montag & Caldwell Growth                   N/A     $ 1,531.00     $ 2,052.00     $ 3,681.00     $ 337.00     $ 1,031.00
EQ/Mutual Shares                              N/A     $ 1,682.00     $ 2,299.00     $ 4,145.00     $ 389.00     $ 1,182.00
EQ/Oppenheimer Global                         N/A     $ 1,944.00     $ 2,719.00     $ 4,903.00     $ 479.00     $ 1,444.00
EQ/Oppenheimer Main Street Opportunity        N/A     $ 1,995.00     $ 2,801.00     $ 5,045.00     $ 497.00     $ 1,495.00
EQ/Oppenheimer Main Street Small Cap          N/A     $ 1,980.00     $ 2,777.00     $ 5,004.00     $ 491.00     $ 1,480.00
EQ/PIMCO Real Return                          N/A     $ 1,475.00     $ 1,960.00     $ 3,505.00     $ 318.00     $   975.00
EQ/Short Duration Bond                        N/A     $ 1,425.00     $ 1,878.00     $ 3,346.00     $ 301.00     $   925.00
EQ/Small Cap Value+                           N/A     $ 1,522.00     $ 2,037.00     $ 3,652.00     $ 334.00     $ 1,022.00
EQ/Small Company Growth+                      N/A     $ 1,611.00     $ 2,184.00     $ 3,930.00     $ 364.00     $ 1,111.00
EQ/Small Company Index                        N/A     $ 1,378.00     $ 1,800.00     $ 3,194.00     $ 286.00     $   878.00
EQ/TCW Equity++                               N/A     $ 1,546.00     $ 2,078.00     $ 3,730.00     $ 342.00     $ 1,046.00
EQ/Templeton Growth                           N/A     $ 1,740.00     $ 2,393.00     $ 4,318.00     $ 408.00     $ 1,240.00
EQ/UBS Growth and Income                      N/A     $ 1,534.00     $ 2,057.00     $ 3,691.00     $ 338.00     $ 1,034.00
EQ/Van Kampen Comstock                        N/A     $ 1,509.00     $ 2,016.00     $ 3,613.00     $ 330.00     $ 1,009.00
EQ/Van Kampen Emerging Markets Equity         N/A     $ 1,719.00     $ 2,358.00     $ 4,255.00     $ 401.00     $ 1,219.00
EQ/Van Kampen Mid Cap Growth                  N/A     $ 1,537.00     $ 2,062.00     $ 3,701.00     $ 339.00     $ 1,037.00
EQ/Wells Fargo Montgomery Small Cap++         N/A     $ 1,639.00     $ 2,229.00     $ 4,015.00     $ 374.00     $ 1,139.00
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
                                             If you do not surrender your
                                                  contract at the end
                                            of the applicable time period
                                            ------------------------------
                Portfolio Name               5 years        10 years
--------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------
EQ/Evergreen International Bond             $ 1,762.00     $ 3,701.00
EQ/Evergreen Omega                          $ 1,727.00     $ 3,633.00
EQ/FI Mid Cap                               $ 1,711.00     $ 3,603.00
EQ/FI Mid Cap Value+                        $ 1,727.00     $ 3,633.00
EQ/Franklin Income                          $ 1,939.00     $ 4,033.00
EQ/Franklin Small Cap Value                 $ 2,722.00     $ 5,425.00
EQ/Franklin Templeton Founding Strategy**   $ 1,964.00     $ 4,080.00
EQ/GAMCO Mergers and Acquisitions           $ 1,914.00     $ 3,987.00
EQ/GAMCO Small Company Value                $ 1,757.00     $ 3,691.00
EQ/International Growth                     $ 1,899.00     $ 3,958.00
EQ/Janus Large Cap Growth++                 $ 1,823.00     $ 3,816.00
EQ/JPMorgan Core Bond                       $ 1,588.00     $ 3,366.00
EQ/JPMorgan Value Opportunities             $ 1,675.00     $ 3,535.00
EQ/Legg Mason Value Equity                  $ 1,732.00     $ 3,642.00
EQ/Long Term Bond                           $ 1,583.00     $ 3,356.00
EQ/Lord Abbett Growth and Income            $ 1,752.00     $ 3,681.00
EQ/Lord Abbett Large Cap Core               $ 1,828.00     $ 3,826.00
EQ/Lord Abbett Mid Cap Value                $ 1,737.00     $ 3,652.00
EQ/Marsico Focus                            $ 1,788.00     $ 3,749.00
EQ/MFS Emerging Growth Companies+           $ 1,696.00     $ 3,574.00
EQ/MFS Investors Trust+                     $ 1,675.00     $ 3,535.00
EQ/Money Market                             $ 1,526.00     $ 3,245.00
EQ/Montag & Caldwell Growth                 $ 1,752.00     $ 3,681.00
EQ/Mutual Shares                            $ 1,999.00     $ 4,145.00
EQ/Oppenheimer Global                       $ 2,419.00     $ 4,903.00
EQ/Oppenheimer Main Street Opportunity      $ 2,501.00     $ 5,045.00
EQ/Oppenheimer Main Street Small Cap        $ 2,477.00     $ 5,004.00
EQ/PIMCO Real Return                        $ 1,660.00     $ 3,505.00
EQ/Short Duration Bond                      $ 1,578.00     $ 3,346.00
EQ/Small Cap Value+                         $ 1,737.00     $ 3,652.00
EQ/Small Company Growth+                    $ 1,884.00     $ 3,930.00
EQ/Small Company Index                      $ 1,500.00     $ 3,194.00
EQ/TCW Equity++                             $ 1,778.00     $ 3,730.00
EQ/Templeton Growth                         $ 2,093.00     $ 4,318.00
EQ/UBS Growth and Income                    $ 1,757.00     $ 3,691.00
EQ/Van Kampen Comstock                      $ 1,716.00     $ 3,613.00
EQ/Van Kampen Emerging Markets Equity       $ 2,058.00     $ 4,255.00
EQ/Van Kampen Mid Cap Growth                $ 1,762.00     $ 3,701.00
EQ/Wells Fargo Montgomery Small Cap++       $ 1,929.00     $ 4,015.00



* This is the investment option's new name effective on or about May 29, 2007, subject to regulatory approval. Please see "Portfolios of the Trusts" in "Investment options" earlier in this Prospectus for the investment option's former name.

** This investment option will be available on or about May 29, 2007, subject to regulatory approval. **

+ This investment option's name, investment objective and sub-adviser will change on or about May 29, 2007, subject to regulatory approval. See the supplement included with this Prospectus for more information.

++ Please see the supplement included with this Prospectus regarding the planned merger of this Portfolio.

For information on how your contract works under certain hypothetical circumstances, please see item (14) at the end of this Prospectus.

(4) IMPORTANT INFORMATION ABOUT YOUR GUARANTEED BENEFITS


For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit (if elected) that rolls-up at a specified rate, the EQ/Short Duration Bond joins EQ/Money Market, EQ/AllianceBernstein Intermediate Government Securities, and the Fixed Maturity Options (FMOs) as investment options for which the benefit base rolls up at 3%. In some early Accumulator(R) Series, this group of funds rolls up at 4% and certain additional variable investment options roll up at 3%. All other investment options continue to roll up at 5% or, as provided by your Accumulator(R) Series contract, 6%. For more information about these benefits, please see "Contract features and benefits" in your Prospectus or your contract, or consult with your financial professional.


(5) TAX INFORMATION

HOW YOU CAN MAKE CONTRIBUTIONS


o Regular contributions to traditional IRAs and Roth IRAs are limited to $4,000 for the calendar year 2007 and $5,000 for the calendar year 2008.

o Additional catch-up contributions of up to $1,000 can be made where the owner is at least age 50 at any time during the calendar year for which the contribution is made.

o Rollovers can be made to a Roth IRA from a "designated Roth contribution account" under a 401(k) plan or 403(b) arrangement which permits designated Roth elective deferral contributions to be made.

o Beginning in 2007, a non-spousal death beneficiary may also be able to make rollover contributions to an individual retirement plan under certain circumstances.

o Certain distributions from IRAs in 2007 directly transferred to charitable organizations may be tax-free to IRA owners who are 70-1/2 or older.


REQUIRED MINIMUM DISTRIBUTIONS

Beginning in 2006, certain provisions of the Treasury Regulations require that the actuarial present value of additional annuity contract benefits must be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from qualified plans and TSAs funded by annuity contracts and from individual retirement annuity contracts. For this purpose additional annuity contract benefits may include, but are not limited to, guaranteed minimum income benefits and enhanced death benefits. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of annuitizing.

(6) UPDATED INFORMATION ON AXA EQUITABLE

We are AXA Equitable Life Insurance Company ("AXA Equitable") (until 2004, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA. AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. AXA holds its interest in AXA Equitable through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings Inc. and AXA Financial Services, LLC. AXA Equitable is obligated to pay all amounts that are promised to be paid under the contracts. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately $795 billion in assets as of December 31, 2006. For more than 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

(7) MANAGING YOUR ALLOCATIONS

The contract is between you and AXA Equitable. The contract is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under your contract. In the absence of a specific written arrangement to the contrary, you, as the owner of the contract, have the sole authority to make investment allocations and other decisions under the contract. If your financial professional is with AXA Advisors, he or she is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your contract. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.

(8) DISRUPTIVE TRANSFER ACTIVITY


You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (the "trusts"). The trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the trust obtains from us contract owner trading activity. The trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. In most cases, each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a contract owner is identified as having engaged in a potentially disruptive transfer under the contract for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners. As of the date of this Prospectus, neither trust had implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the contract owner.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners may be treated differently than others, resulting in the risk that some contract owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


(9) WIRE TRANSMITTALS AND ELECTRONIC APPLICATIONS


We accept initial and subsequent contributions sent by wire to our processing office by agreement with certain broker-dealers. Such transmittals must be accompanied by information we require to allocate your contribution. Wire orders not accompanied by complete information may be retained as described under "How you can make your contributions" under "Contract features and benefits" earlier in this Prospectus.

Even if we accept the wire order and essential information, a contract generally will not be issued until we receive and accept a properly completed application. In certain cases we may issue a contract based on information provided through certain broker-dealers with which we have established electronic facilities. In any such cases, you must sign our Acknowledgment of Receipt form.

Where we require a signed application, the above procedures do not apply and no financial transactions will be permitted until we receive the signed application and have issued the contract. Where we issue a contract based on information provided through electronic facilities, we require an Acknowledgment of Receipt form, and financial transactions are only permitted if you request them in writing, sign the request and have it signature guaranteed, until we receive the signed Acknowledgment of Receipt form. After your contract has been issued, additional contributions may be transmitted by wire.

In general, the transaction date for electronic transmissions is the date on which we receive at our regular processing office all required information and the funds due for your contribution. We may also establish same-day electronic processing facilities with a broker-dealer that has undertaken to pay contribution amounts on behalf of our customers. In such cases, the transaction date for properly processed orders is the business day on which the broker-dealer inputs all required information into its electronic processing system. You can contact us to find out more about such arrangements.

After your contract has been issued, additional contributions may be transmitted by wire.


(10) CERTAIN INFORMATION ABOUT OUR BUSINESS DAY


Our business day, generally, is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m. Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information.


If we have entered into an agreement with your broker-dealer for automated processing of contributions upon receipt of customer order, your contribution will be considered received at the time your broker-dealer receives your contribution and all information needed to process your application, along with any required documents, and transmits your order to us in accordance with our processing procedures. Such arrangements may apply to initial contributions, subsequent contributions, or both, and may be commenced or terminated at any time without prior notice. If required by law, the "closing time" for such orders will be earlier than 4:00 p.m., Eastern Time.


For more information, including additional instances when a different date may apply to your contributions, please see "More Information" in your prospectus.


(11) YOUR CONTRACT DATE AND CONTRACT DATE ANNIVERSARY

The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary." For example if your contract date is May 1, your contract date anniversary is April 30.

(12) LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account Nos. 45 and 49, respectively, nor would any of these proceedings be likely to have a material adverse effect upon either Separate Account, our ability to meet our obligations under the contracts, or the distribution of the contracts.


(13) DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"), which serve as principal underwriters of Separate Account Nos. 45 and 49, respectively. The offering of the contracts is intended to be continuous.

AXA Advisors is an affiliate of AXA Equitable, and AXA Distributors is an indirect wholly owned subsidiary of AXA Equitable. The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. The Distributors are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Both broker-dealers also act as distributors for other AXA Equitable life and annuity products.

The contracts are sold by financial professionals of AXA Advisors and its affiliates. The contracts are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

AXA Equitable pays compensation to both Distributors based on contracts sold.

Compensation paid to AXA Advisors is based on contributions made on the contracts sold through AXA Advisors ("contribution-based compensation") and will generally not exceed 8.50% of total contributions. AXA Advisors, in turn, may pay a portion of the contribution-based compensation received from AXA Equitable on the sale of a contract to the AXA Advisors financial professional and/or Selling broker-dealer making the sale. In some instances, a financial professional or Selling broker-dealer may elect to receive reduced contribution-based compensation on a contract in combination with ongoing annual compensation of up to 1.20% of the account value of the contract sold ("asset-based compensation"). Total compensation paid to a financial professional or a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Advisors varies among financial professionals and among Selling broker-dealers.

Contribution-based compensation paid by AXA Equitable to AXA Distributors on sales of AXA Equitable contracts by its Selling broker-dealers will generally not exceed 7.50% of the total contributions made under the contracts. AXA Distributors, in turn, pays the contribution-based compensation it receives on the sale of a contract to the Selling broker-dealer making the sale. In some instances, the Selling broker-dealer may elect to receive reduced contribution-based compensation on the sale of a contract in combination with annual asset-based compensation of up to 1.25% of contract account value. If a Selling broker-dealer elects to receive reduced contribution-based compensation on a contract, the contribution-based compensation which AXA Equitable pays to AXA Distributors will be reduced by the same amount and AXA Equitable will pay AXA Distributors asset-based compensation on the contract equal to the asset-based compensation which AXA Distributors pays to the Selling broker-dealer. Total compensation paid to a Selling broker-dealer electing to receive both contribution-based and asset-based compensation could over time exceed the total compensation that would otherwise be paid on the basis of contributions alone. The contribution-based and asset-based compensation paid by AXA Distributors varies among Selling broker-dealers. AXA Distributors also receives compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or Accumulator(R) on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising, marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a Selling broker-dealer or, in the case of conference support, such payments may be a fixed amount. The Distributors may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of particular products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of AXA Equitable products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.

The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." AXA Advisors may provide other forms of compensation to its financial professionals, including health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of AXA Equitable products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in its products, any contribution-based and asset-based compensation paid by AXA Equitable to the Distributors will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.

(14) INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

This section only applies if your contract offers fixed maturity options.

AXA Equitable's Annual Report on Form 10-K for the period ended December 31, 2006 (the "Annual Report") is considered to be part of this Prospectus because it is incorporated by reference. The Company intends to send Owners account statements and other such legally-required reports. The Company does not anticipate such reports will include periodic financial statements or information concerning the Company.

The Company files reports and other information with the SEC, as required by law. You may read and copy this information at the SEC's public reference facilities at Room 1580, 100 F Street, NE, Washington, DC 20549, or by accessing the SEC's website at www.sec.gov. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. Under the Securities Act of 1933, the Company has filed with the SEC a registration statement relating to the Market Value Adjustment (the "Registration Statement"). This prospectus has been filed as part of the Registration Statement and does not contain all of the information set forth in the Registration Statement. Please see the Registration Statement for additional information concerning the Market Value Adjustment.

The Annual Report includes the audited consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 (the "AXA Equitable Financial Statements"). The AXA Equitable Financial Statements are included in the Annual Report and incorporated by reference into this Prospectus in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm. The AXA Equitable Financial Statements are also included in the Annual Report and incorporated by reference into this Prospectus in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein", formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firms as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

Any statement contained in a document that is, or becomes part of this Prospectus, will be considered changed or replaced for purposes of this Prospectus if a statement contained in this Prospectus changes or is replaced. Any statement that is considered to be a part of this Prospectus because of its incorporation will be considered changed or replaced for the purpose of this Prospectus if a statement contained in any other subsequently filed document that is considered to be part of this Prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this Prospectus.

We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements, and other information regarding registrants that file electronically with the SEC.

Upon written or oral request, we will provide, free of charge, to each person to whom this Prospectus is delivered, a copy of any or all of the documents considered to be part of this Prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company, 1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234). You can also find our annual report on Form 10-K on our website at www.axa-financial.com.

(15) CONDENSED FINANCIAL INFORMATION

The following table sets forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2006. The table shows unit values based on the lowest and highest charges that would apply to any contract or investment option to which this supplement relates, including the lowest and highest charges that would apply to the underlying portfolios. Therefore, if your contract has different charges or features than those assumed, your unit values will be different than those shown. Please refer to the SAI for a complete presentation of the unit values and units outstanding. The table also shows the total number of units outstanding for all contracts to which this supplement relates.

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 with the same daily asset charges of 1.15%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
-----------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
-----------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.24     $ 11.36
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        263         109
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.98     $ 10.44
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        251         226
-----------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.43     $ 10.63
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        206         114
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 54.74     $ 50.07
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        613         703
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 51.94     $ 47.62
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        843         971
-----------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.71     $ 11.23
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,295         728
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 63.84     $ 61.29
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        227         270
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 62.23     $ 59.89
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        197         234
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.62     $ 11.33
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        416         490
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.21     $ 11.75
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        206         216
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 34.71     $ 31.86
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         93         110
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 33.83     $ 31.13
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        378         449
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.11     $ 13.81
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        315         260
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.46     $ 11.09
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         82         131
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.73     $  9.84
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        252         270
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.50     $ 12.30
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        302         296
-----------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.04     $ 10.19
-----------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        284         324
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.64          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         64          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.31          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         98          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.41          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         54          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 48.21     $ 44.75     $ 37.91
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        778         909       1,013
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 45.97     $ 42.78     $ 36.32
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,106       1,263       1,386
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 57.16     $ 51.45     $ 37.75
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        320         387         453
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 55.99     $ 50.53     $ 37.17
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        272         297         327
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.26     $ 10.97     $ 10.69
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        551         570         493
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11     $ 10.02     $  7.91
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        231         234         160
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.20     $ 28.97     $ 23.85
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        132         131          93
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.56     $ 28.44     $ 23.48
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        548         583         592
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.11     $ 10.39     $  7.82
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        243         212         129
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.52     $  9.70     $  7.66
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        131         133          88
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.26     $  8.78     $  6.80
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        281         251         164
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.61     $ 10.27     $  7.92
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        259         232         205
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.51     $  8.61     $  6.21
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        333         384         214
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 43.83          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        387          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 42.10          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        736          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 53.56     $ 72.23     $ 84.11
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        576         705         854
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 52.87     $ 71.48     $ 83.44
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        399         478         561
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.80     $ 24.85     $ 27.52
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        104          71          99
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.47     $ 24.59     $ 27.30
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        707         796       1,064
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending
                                                                                                  December 31,
                                                                                               1998        1997
--------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.60     $ 72.23
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,101       1,261
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 71.21     $ 72.00
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        680         369
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.81     $ 30.73
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        173          98
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 28.65     $ 30.63
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,451         505
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.06    $  12.40
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        325         332
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.71    $  10.09
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        316         382
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 291.81    $ 266.03
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        266         322
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 284.40    $ 259.92
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        380         458
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  36.23    $  30.84
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,156       1,397
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  35.36    $  30.18
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,543       1,868
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  20.04    $  19.61
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        238         293
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.56    $  19.19
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        469         563
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.35    $  15.81
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,130       1,271
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.87    $  15.45
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,145       1,246
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   7.10    $   7.22
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        995       1,173
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.83    $  16.40
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        227         287
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.53    $  17.56
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        974         365
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.96    $  17.20
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        304       1,163
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  18.28    $  15.23
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,987       2,290
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.39    $  10.37
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          8           2
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.89    $   6.01
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        380         367
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.18    $   8.82
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          6          12
--------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.69    $  10.26   $   7.38
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        447         402        250
-----------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.18    $   8.84   $   5.67
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        537         207         44
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 257.37    $ 227.59   $ 153.56
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        407         498        560
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 252.09    $ 223.47   $ 151.16
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        552         639        698
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  29.50    $  26.48   $  20.49
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,692       2,039      2,361
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.94    $  26.04   $  20.20
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,261       2,666      3,020
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.55    $  19.35   $  19.12
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        354         460      1,043
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  19.17    $  19.03   $  18.85
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        766         998      1,296
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.84    $  11.82   $   8.83
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,509       1,843      1,978
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.56    $  11.61   $   8.69
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,359       1,568      1,624
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.36    $   5.93   $   4.87
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,269       1,663      1,968
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  16.26    $  15.86   $  15.49
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        275         292        240
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.89    $  14.06   $  10.07
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        358         402        428
-----------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  15.60    $  13.85   $   9.94
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,361       1,510      1,604
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.61    $  13.03   $  10.24
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,543       2,775      2,810
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   5.73          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         50          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   8.21    $   8.01   $   6.34
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         19          10          3
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                                2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 232.44     $ 262.80     $ 309.23
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         748          893          993
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 229.38     $ 260.00     $ 306.70
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         875          988        1,066
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  26.26     $  26.92     $  24.99
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,922        3,126        3,318
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  25.96     $  26.67     $  24.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       3,602        3,709        3,857
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.76     $  16.62     $  15.40
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         641          360          451
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.56     $  16.46     $  15.30
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,054          735          871
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.91     $  13.00     $  17.08
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         816          941          855
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.77     $  12.89     $  16.97
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         390          438          414
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.16     $   9.53     $  11.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,839        3,046        1,792
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.57     $  16.95     $  15.04
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         497          487          192
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.41     $  16.81     $  14.96
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,800        1,985        1,762
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.00           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,882           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.72           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                                ending December
                                                                                                      31,
                                                                                                1998         1997
--------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 249.88     $ 195.37
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,079        1,114
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 248.45     $ 194.74
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,101          519
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  21.30     $  17.83
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       3,481        3,433
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  21.22     $  17.80
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       3,845        1,829
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.55     $  14.60
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         524          413
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.49     $  14.58
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,079          345
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.54     $  11.48
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       1,001        1,151
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.49     $  11.46
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         438          285
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.90     $  12.57
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         314          208
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.86     $  12.55
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       2,306        1,084
--------------------------------------------------------------------------------------------------------------------
 EQ/Alliance Bernstein Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
--------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.37     $ 12.60
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         38          28
--------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.75     $ 12.51
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        238         233
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.28     $ 11.99
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,048       1,232
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  12.78     $ 11.76
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        505         591
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.11     $ 10.41
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         57          25
--------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.85          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         19          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  30.76     $ 27.04
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        624         717
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.97     $  9.75
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         55           5
--------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   9.07     $  8.66
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        121         149
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  13.03     $ 11.81
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        620         750
--------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  17.90     $ 16.10
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,559       1,833
--------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.44          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             78          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  10.83          --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          --
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  11.67     $ 10.52
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        198         132
--------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  28.54     $ 24.30
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         94          71
--------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.30     $ 11.51
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         42          12
--------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $   6.44     $  6.45
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        185         185
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  14.59     $ 14.19
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        630         688
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.12     $ 11.62    $  9.48
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         15          14         11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.81     $  9.62    $  7.34
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        209         144         56
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.44     $ 10.43    $  8.02
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                      1,468       1,625      1,727
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 11.22     $ 10.39    $  7.70
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        543         562        346
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 26.20     $ 24.04    $ 19.03
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        858         994      1,017
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                      --          --         --
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
 ------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $  8.43     $  7.97    $  5.83
 ------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                                        225         198         84
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.24     $  9.80    $  6.90
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        697         677        427
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.63     $ 12.56    $  9.53
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,058       2,302      2,470
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.56          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         20          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.08     $  5.48    $  4.41
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        188         187        253
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.04     $ 13.64    $ 13.35
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        621         618        623
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                               2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.78     $ 11.13     $ 10.63
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         80          57          20
------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.21     $ 10.54     $ 10.29
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         98          39           8
------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.80     $ 28.57     $ 32.04
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,094       1,206          11
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.76     $  9.47     $ 10.84
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         52          59          44
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.56     $ 10.00          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        292          43          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.31     $ 11.00     $ 10.58
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,317       1,758       2,259
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.40     $  8.40          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        295          78          --
------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                December 31,
                                                                                               1998        1997
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.99     $ 21.38
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         14           5
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value - Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.52     $ 11.82
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,984       2,096
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value - Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond - Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
-------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.39     $ 13.77
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        654         747
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.24     $ 10.65
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         54           7
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.08     $ 10.01
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         47          69
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.30     $ 10.61
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         56          18
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.78     $ 10.58
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,017           8
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.41     $ 11.16
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        167         199
-------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.61     $ 15.37
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        770         736
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.66     $ 20.63
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,201       1,488
-------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.35     $ 18.80
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        795         814
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.39     $ 14.44
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,056       1,226
-------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.75     $  9.63
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         85         103
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.96     $ 30.59
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        433         238
-------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.67     $ 29.98
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        262         400
-------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.99     $  4.68
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         50          54
-------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.72          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         21          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.10          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          9          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.94          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          6          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                          1          --
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.40     $ 12.23    $  9.76
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        946       1,120      1,280
-----------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.05     $ 12.86    $  9.92
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        693         778        439
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 20.27     $ 18.55    $ 14.30
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,843       2,009      2,129
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.16     $ 14.27    $ 11.27
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        779         839        956
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.40     $ 12.04    $  9.42
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,570       1,952      2,239
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.09     $  8.25    $  6.84
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         98         107         99
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.08     $ 30.12    $ 30.22
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        344         444        863
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.55     $ 29.66    $ 29.84
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        566         711      1,022
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.49          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.19     $ 13.24     $ 12.54
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,543       1,692       2,198
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.35          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         29          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.36     $ 16.64     $ 15.06
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,223       1,946       2,162
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.51     $ 22.25     $ 27.74
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      3,104       3,748       3,430
-----------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.76     $ 10.55     $ 10.75
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         84          75          73
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.12     $ 29.34     $ 27.94
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        954         817       1,201
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.82     $ 29.13     $ 27.80
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        965         851       1,548
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending
                                                                                                 December 31,
                                                                                               1998        1997
--------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.86     $ 11.53
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,347       1,230
--------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.81     $ 11.61
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,127         849
--------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.16     $ 12.15
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      2,619         982
--------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class A
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.92     $ 25.85
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        839         928
--------------------------------------------------------------------------------------------------------------------
 EQ/Money Market -- Class B
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.85     $ 25.85
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                      1,193         794
--------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --
--------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --
--------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE
OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years ending
                                                                                                     December 31,
                                                                                               2006       2005       2004
----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  9.87    $  9.95          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       195        161          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.27    $  9.99          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        83         47          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 20.03    $ 17.45     $ 16.86
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       399        485         526
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                $  8.94    $  8.20     $  7.72
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       101         70          13
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 17.46    $ 15.00     $ 14.56
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       341        383         499
----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 17.14    $ 18.06     $ 17.57
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        15         12          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 10.76         --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        20         --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $  6.35    $  5.63     $  5.23
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       146        117          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 11.96    $ 10.44          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       157        129          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 19.21    $ 14.18     $ 10.80
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                     1,021      1,010         876
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 13.38    $ 12.39          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        48         30          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                $ 14.33    $ 11.92     $ 11.36
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        47          3           1
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2003        2002        2001
----------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.57     $ 10.73          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        495         384          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.51     $  8.68     $ 11.10
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        427         297         320
----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.84     $  5.73     $  6.16
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        859         894         812
----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
----------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --          --
----------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2000        1999        1998
------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.01     $ 11.52     $ 9.66
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        303         334        244
------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.57     $ 11.09     $ 5.73
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        908         795        567
------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
------------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                         --          --         --
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                            December
                                                                                               31,
                                                                                              1997
-------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/TCW Equity -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity -- Class B
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 7.95
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                       282
-------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
-------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)                                        --
-------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.


------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                 2006        2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  14.43     $ 12.45     $ 11.72     $ 10.66
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          10          13          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,109       1,519         656          32          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.31     $ 10.82     $ 10.74     $ 10.30          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           5           6           5          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,800       1,000         281           1          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.96     $ 11.19     $ 11.02     $ 10.41          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          13                      --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       3,022       2,176         414          84          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  46.21     $ 42.61     $ 41.36     $ 38.70     $ 33.05
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          32          33           8           9          13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,325       1,725         893         383          86
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  13.82     $ 12.28     $ 11.71     $ 10.66          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           4          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      14,705       6,917       2,788          46          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  55.37     $ 53.59     $ 50.38     $ 45.72     $ 33.82
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2           2           2           2           2
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47          25          28          10           4
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.30     $ 11.08     $ 11.07     $ 10.84     $ 10.63
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           8          11          19          23
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,030       1,611       1,424       1,202         628
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  11.87     $ 11.49     $ 10.93     $  9.91     $  7.87
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          10          11          10          11           7
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         400         338         284         143          57
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  30.26     $ 28.00     $ 27.64     $ 25.87     $ 21.48
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          13          14          20          21
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         758         755         771         557         125
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  16.64     $ 13.51     $ 11.90     $ 10.27     $  7.78
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           1           1          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,030         783         806         360         135
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  12.11     $ 10.85     $ 10.34     $  9.59     $  7.61
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           3           3           3
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         453         353         272         238         104
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $   9.47     $  9.62     $  9.10     $  8.68     $  6.76
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          23          26          27          27          21
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,014         980         876         792         408
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.10    $  12.02    $  11.42    $  10.15   $   7.88
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          41          44          45          45         36
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,363       1,238       1,242         726        316
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.74    $   9.96    $   9.35    $   8.52   $   6.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           4           6           8          8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,035       1,075       1,055         731        292
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.68    $  12.13    $  11.49    $  10.15   $   7.34
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          27          29          30         23
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        1010         876       1,011         560        206
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.41    $   9.87    $   9.02    $   8.74   $   5.64
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          15          15          15          14         10
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         350         311         306          98         14
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $239.37    $ 219.99    $ 214.55    $ 191.26   $ 130.09
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           3           4          6
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          73          73          64          29          9
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 32.85    $  28.19    $  27.18    $  24.60   $  19.19
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          27          28          32          39         43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         563         618         549         371        133
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.92    $  17.67    $  17.76    $  17.72   $  17.65
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          29          39          67          84        146
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         376         481         416         458        259
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.67    $  14.55    $  12.84    $  11.05   $   8.32
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           9          10          13          20         20
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,508       1,037         649         530        142
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.80    $   6.96    $   6.16    $   5.78   $   4.77
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          17          17          24         22
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,042       1,055         981         856        341
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.63    $  15.31    $  15.27    $  14.97   $  14.71
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11          14          17          14         17
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         590         573         555         512        198
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.56    $  16.39    $  14.95    $  13.34   $   9.63
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          18          18          20          25         28
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         462         372         312         478        121
------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 17.38    $  14.57    $  14.06    $  12.60   $   9.96
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          21          35          49          54         60
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,507       2,363       2,169       1,481        530
------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.31    $  10.35          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         123          40          --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                2006       2005       2004       2003       2002
------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  6.59    $  5.78    $  5.54         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        504        326         15         --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.81    $  8.51    $  7.96    $  7.82    $  6.22
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          2          2          1          1         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        353        314        204        249         42
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.67    $ 12.00    $ 11.62    $ 11.20    $  9.19
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1484        351        160        164         40
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 14.13    $ 12.06    $ 10.47    $  9.38    $  7.19
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      3,208      2,337      1,926      1,026        282
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.72    $ 11.55    $ 11.08    $ 10.16    $  7.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          1         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,393      1,585      1,200        776        200
------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.24    $ 11.33    $ 10.87    $ 10.12    $  7.55
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1         14         16         10
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      2,611      2,349      2,037      1,222        345
------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 11.01    $ 10.37         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        225         81         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                   10.84         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        216         --         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 28.64    $ 25.31    $ 24.66    $ 22.76    $ 18.11
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         10         12         13         16         10
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,418      1,604      1,386      1,074        399
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  9.90    $  9.74         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          1          1         --         --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        185          8         --         --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $  8.67    $  8.33    $  8.15    $  7.75    $  5.70
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         --         --          1          2          4
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        215        280        377        218         32
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                 $ 12.57    $ 11.47    $ 10.97    $  9.62    $  6.81
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)         31         35         38         41         39
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)      1,890      1,556      1,391        883        285
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.96     $ 15.34     $ 14.02     $ 12.10    $  9.24
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          16          19          26          31         36
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,156       1,107       1,007         636        237
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.42          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         368          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.81          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          38          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.56     $ 10.48          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         193          77          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 25.76     $ 22.05     $ 21.50          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         233          79           9          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.17     $ 11.47          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         269          56          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.22     $  6.26     $  5.93     $  5.38    $  4.35
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6           5          25          27         24
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         886         788          70         561        192
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.88     $ 13.57     $ 13.50     $ 13.20    $ 12.99
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           8          12           8           7          9
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,477       1,527       1,343       1,175        441
------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.53     $ 13.12     $ 12.84     $ 11.78    $  9.45
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          11          11          16         13
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         351         347         370         307        128
------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.17     $ 10.63          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           4          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         532         144          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.98     $  9.98          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         135         173          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.18     $ 10.57          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         308          83          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.67     $ 10.54          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         196          84          --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.


------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006        2005        2004        2003       2002
------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 12.29     $ 11.12          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --           1          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         591         290          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.13     $ 15.01     $ 13.79     $ 12.69    $  9.85
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          11           8          11          16          8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       2,714       2,354       1,938       1,510        386
------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 23.37     $ 19.66     $ 19.43     $ 17.87    $ 13.86
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          14          19          21          25         32
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         856         849         802         502        184
------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 22.13     $ 17.91     $ 16.44     $ 13.75    $ 10.92
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3           3           3           6          4
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,052         782         522         441        161
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.58     $ 13.76     $ 12.84     $ 11.60    $  9.12
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1           1           2           5          7
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         192         184         149          93         38
------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.28     $  9.26     $  8.79     $  8.03    $  6.69
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         510         603         610         598        229
------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 26.86     $ 26.15     $ 25.92     $ 26.17    $ 26.47
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          22           8          15          37         57
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,102         845         349         434        630
------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  4.77     $  4.49     $  4.34          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          72          22          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.70          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         258          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.08          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          83          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.92          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          20          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.09          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          19          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  9.78     $  9.91          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          --          --          --         --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         730         286          --          --         --
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                 2006       2005        2004        2003        2002
------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.17    $  9.96          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           2         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         202         60          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 19.05    $ 16.69     $ 16.22     $ 14.09     $ 10.43
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           6          5           5           7           8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)       1,201        991         884         641         270
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  8.54    $  7.89     $  7.46          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         475        242          59          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 16.60    $ 14.35     $ 14.00     $ 12.10     $  8.44
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           3          5          11          10           8
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         744        596         575         449         122
------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 15.46    $ 16.39     $ 16.03          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)          47         41           6          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 10.75         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         178         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $  6.07    $  5.41     $  5.05          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         104         69          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 11.85    $ 10.40          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         602        296          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 18.23    $ 13.53     $ 10.37     $  8.53     $  5.56
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)           1          1          --           6           6
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)        1239        755         609         457          69
------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 13.26    $ 12.34          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         297        179          --          --          --
------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                  $ 14.12    $ 11.86     $ 11.36          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 45 number of units outstanding (000's)          --         --          --          --          --
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)         147         --           1          --          --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 0.95%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.32     $ 11.41
------------------------------------------------------------------------------------------------------------------------
   Separate Account 49 number of units outstanding (000's)                                        117          --
------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.04     $ 10.48
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.49     $ 10.67
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 54.18     $ 49.58
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           2
------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.79     $ 11.28
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           7
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 64.92     $ 62.35
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.74     $ 11.42
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          15
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.33     $ 11.84
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          2           2
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 35.22     $ 32.35
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           5
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.29     $ 13.93
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           6
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.58     $ 11.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          20
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.83     $  9.92
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.65     $ 12.40
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         21           2
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.15     $ 10.27
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           5
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.21     $ 12.50
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           7
------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.81     $ 10.18
------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         23          23
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.66          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.33          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.43          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 47.77     $ 44.36     $ 37.59
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3           3          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.67          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 58.18     $ 52.40     $ 38.47
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1           1
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.33     $ 11.01     $ 10.71
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.18     $ 10.06     $  7.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.69     $ 29.44     $ 24.25
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6          11          12
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.18     $ 10.43     $  7.84
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           3          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.58     $  9.74     $  7.67
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         20           9          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.31     $  8.82     $  6.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.68     $ 10.31     $  7.94
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.57     $  8.65     $  6.22
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           3          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.76     $ 10.30     $  7.40
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           5          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.23     $  8.88     $  5.69
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         25          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 43.48          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 54.60     $ 73.67     $ 85.83
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.23     $ 25.30     $ 28.03
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         13          13          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                2006         2005
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 302.74     $ 276.12
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  36.32     $  30.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  20.19     $  19.77
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           3            3
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  19.32     $  15.79
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           7            8
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.21     $   7.32
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          47           66
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.28     $  16.81
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           5            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  18.90     $  17.50
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          18           25
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  18.61     $  15.48
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          44           46
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.42     $  10.37
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.00     $   6.10
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1            4
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   9.31     $   8.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.64     $  12.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           9            5
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.98     $  12.68
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          40           49
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.49     $  12.15
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          53           51
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.98     $  11.92
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          30           31
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.15     $  10.42
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.86           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                                2004         2003         2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 267.26     $ 236.45     $ 159.61
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            2            2
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  29.60     $  26.59     $  20.58
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            2            1
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  19.71     $  19.53     $  19.30
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           4            7           10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.83     $  11.81     $   8.82
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           8            8           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.43     $   5.99     $   4.91
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          71           93           89
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  16.64     $  16.19     $  15.78
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            3           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.85     $  14.04     $  10.05
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          27           30           32
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.82     $  13.19     $  10.35
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          40           38           38
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.80           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           1           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.30     $   8.09     $   6.38
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.31           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           5           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.93     $   9.71     $   7.40
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          41           39           35
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.57     $  10.53     $   8.08
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          53           66           69
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.35     $  10.48     $   7.76
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          31           34           25
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending December 31,
                                                                                                2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 241.72     $ 273.42     $ 321.89
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                           2            2           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.20           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          79           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.55           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          32           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.09           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          34           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.76           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.79     $  11.22     $  14.00
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          34           28           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.83     $  11.16     $  10.64
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          26           18           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.26     $  10.58     $  10.31
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          21           15           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.57     $ 27.69
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         10          11
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.00     $  9.76
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.21     $  8.79
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --           9
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.19     $ 11.94
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         30          39
------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.25     $ 16.38
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         20          13
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.44          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.84          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.71     $ 10.53
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.63     $ 25.17
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.35     $ 11.53
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.53     $  6.51
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         17          23
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.86     $ 14.42
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          28
------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.71     $ 14.01
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         12          14
------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.27     $ 10.65
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.11     $ 10.03
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.34     $ 10.63
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.82     $ 10.59
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.78     $ 24.53     $ 19.37
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         11          10          10
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.53     $  8.05     $  5.88
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.34     $  9.86     $  6.93
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         29          34          29
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.86     $ 12.73     $  9.64
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          20          14
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.36          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.13     $  5.52     $  4.43
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          28          22
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.24     $ 13.81     $ 13.49
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         26          36          44
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.61     $ 12.40     $  9.87
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          18          20
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.20     $ 28.97          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         11           6          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.81          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.59     $ 10.01          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         19           3          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.41     $ 11.08          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         11          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.41     $  8.41          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         24          10          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.43     $ 11.62     $ 10.53
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         46          34          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.31     $ 13.34     $ 12.61
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         18           4          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
--------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
--------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
--------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                                             For the years ending
                                                                                                  December 31,
                                                                                              2006         2005
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.45     $ 11.18
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --           2
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.79     $ 15.51
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         22           7
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.15     $ 21.00
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           3
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.81     $ 19.13
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         30          36
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.69     $ 14.70
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         22          29
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.93     $  9.77
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          4           6
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 32.60     $ 31.50
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         10          11
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.07     $  4.74
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.72          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.95          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.11          --
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.90     $  9.96
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.30     $ 10.01
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 20.40     $ 17.74
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          15
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.09     $  8.32
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           1
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.78     $ 15.25
------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15          15
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.14     $ 12.92    $  9.95
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          5           3          2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 20.59     $ 18.80    $ 14.47
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          1           1         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.42     $ 14.46    $ 11.70
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         35          51         73
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.61     $ 12.20    $  9.53
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         31          42         42
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.20     $  8.34    $  6.90
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           6          7
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 30.98     $ 31.04    $ 31.16
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         26           2          6
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.54          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.10     $ 14.75    $ 10.84
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         16          17         18
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.82          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.76     $ 12.67    $  8.97
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         16          15         17
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2001        2000        1999
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
   Unit value                                                                                 $ 11.36          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                                          1          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
 -------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                                                 $ 17.53          --          --
 -------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                                          1          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.81     $ 17.77     $ 20.45
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         65          47          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.64     $ 22.48     $ 27.88
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         43          35          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.82     $ 10.59     $ 10.77
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          6           2          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 31.08          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         13          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.70     $ 10.89     $  9.28
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         15           9          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.19     $ 11.07     $ 11.57
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         17          10          --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                               2006        2005
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.79     $ 18.71
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.77          --
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.46     $  5.71
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.00     $ 10.46
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.58     $ 14.42
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         22           9
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.43     $ 12.41
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                          3          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.38     $ 11.94
-------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --          --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                               2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.16         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.29         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.96     $ 8.95     $ 5.80
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         12         12         12
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-------------------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         --         --         --
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                   For the years
                                                                                                  ending December
                                                                                                         31,
                                                                                               2001     2000    1999
----------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 6.22     --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                         9     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --     --      --
----------------------------------------------------------------------------------------------------------------------
  Separate Account 49 number of units outstanding (000's)                                        --     --      --
----------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the same daily asset charges of 1.90%.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                              ending December 31,
                                                                                               2006        2005
-------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.95     $ 11.22
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.74     $ 10.29
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31          --
-------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.18     $ 10.48
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          15
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 44.28     $ 40.92
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5           8
-------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.44     $ 11.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             55          --
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 53.06     $ 51.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          12
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.19     $ 10.99
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21          20
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.75     $ 11.39
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           2
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 29.05     $ 26.94
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7          10
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.48     $ 13.40
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.00     $ 10.76
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             15          15
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.37     $  9.54
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             21          23
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.96     $ 11.93
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11          15
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.63     $  9.88
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             15          18
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.54     $ 12.03
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          10
-------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.31     $  9.79
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10          11
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                                2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
  Unit value                                                                                 $ 10.56          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.24          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.34          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 39.80     $ 37.31     $ 31.93
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             13          11           7
-------------------------------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.58          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 48.47     $ 44.08     $ 32.67
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          --          --
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.01     $ 10.80     $ 10.61
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             20          18          13
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.86     $  9.87     $  7.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3           3           3
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 26.64     $ 24.99     $ 20.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          11           7
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.83     $ 10.23     $  7.76
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9           6           7
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.28     $  9.55     $  7.60
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             15          15          17
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.05     $  8.65     $  6.75
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             30          36          39
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.35     $ 10.11     $  7.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             29          28          30
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.30     $  8.48     $  6.16
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31          30          34
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.42     $ 10.11     $  7.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             26          23          25
-------------------------------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.97     $  8.71     $  5.63
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11           4           4
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                             December
                                                                                               31,
                                                                                              2001
--------------------------------------------------------------------------------------------------------
 AXA Aggressive Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Conservative Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Conservative-Plus Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Moderate Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 37.29
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4
--------------------------------------------------------------------------------------------------------
 AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Aggressive Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 46.83
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Core Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Health Care
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP High Yield
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 21.83
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP International Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Core Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Large Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 AXA Premier VIP Technology
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

--------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                2006         2005
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 224.77     $ 206.99
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            2
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  31.97     $  27.49
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              10           10
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.35     $  17.15
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               2            3
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.25     $  14.24
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           16
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.70     $   6.86
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              66           86
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  15.21     $  14.94
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              25           24
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.22     $  16.10
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               9           15
--------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.07     $  14.33
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              22           28
--------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.29     $  10.35
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.48     $   5.69
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              24           24
--------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.68     $   8.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.42     $  11.79
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               6            3
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.91     $  11.89
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13           31
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.53     $  11.40
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           23
--------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.05     $  11.17
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               8           30
--------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.97     $  10.36
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --
--------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.83           --
--------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1           --
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                              For the years ending December 31,
                                                                                                2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 202.28     $ 180.69     $ 123.15
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  26.56     $  24.09     $  18.83
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              11           11           10
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  17.27     $  17.27     $  17.23
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.59     $  10.86     $   8.19
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13           14           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   6.09     $   5.73     $   4.74
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              86          111          108
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.93     $  14.67     $  14.44
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              24           25           28
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  14.72     $  13.61     $   9.52
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              17           25           31
-------------------------------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.86     $  12.45     $   9.86
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              46           66           66
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   5.47           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.88     $   7.75     $   6.18
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.44     $  11.05     $   9.08
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               3            3            8
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.35     $   9.29     $   7.14
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              43           36           48
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.95     $  10.07     $   7.80
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              34           35           37
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.75     $  10.02     $   7.49
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              40           38           40
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --           --           --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --           --           --
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                              ending
                                                                                            December 31,
                                                                                               2001
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 188.32
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               1
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   7.02
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              27
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  13.91
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               7
----------------------------------------------------------------------------------------------------------
 EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  11.64
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              16
----------------------------------------------------------------------------------------------------------
 EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.56
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  12.57
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                               4
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $   8.57
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              41
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.56
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              13
----------------------------------------------------------------------------------------------------------
 EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  10.00
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              21
----------------------------------------------------------------------------------------------------------
 EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------
 EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------
  Unit value                                                                                       --
----------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                 For the years
                                                                                              ending December 31,
                                                                                                2006       2005
-------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 27.90     $ 24.71
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          18
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.89     $  9.74
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.53     $  8.21
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6           7
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.49     $ 11.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             65          16
-------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.79     $ 15.07
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             61          17
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.41          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.80          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.52     $ 10.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.81     $ 21.28
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6           6
-------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.12     $ 11.46
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.14     $  6.19
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             33          35
-------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.63     $ 13.35
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             38          51
-------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.22     $ 12.89
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          17
-------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.14     $ 10.63
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.95     $  9.96
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.14     $ 10.56
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.63     $ 10.52
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                                2004        2003        2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.12     $ 22.31     $ 17.79
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19          28          29
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.05     $  7.67     $  5.66
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           7           4
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.87     $  9.55     $  6.78
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             28          22          25
-------------------------------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.80     $ 11.94     $  9.13
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             32          39          40
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  5.88     $  5.34     $  4.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36          38          47
-------------------------------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.31     $ 13.04     $ 12.85
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             56          60          73
-------------------------------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.64     $ 11.62     $  9.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             22          25          29
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --          --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --          --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                             December
                                                                                               31,
                                                                                              2001
-------------------------------------------------------------------------------------------------------
 EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 23.37
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             11
-------------------------------------------------------------------------------------------------------
 EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.59
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.48
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              5
-------------------------------------------------------------------------------------------------------
 EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.91
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14
-------------------------------------------------------------------------------------------------------
 EQ/Franklin Income
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/International Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.33
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6
-------------------------------------------------------------------------------------------------------
 EQ/J.P. Morgan Core Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.96
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             31
-------------------------------------------------------------------------------------------------------
 EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.77
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19
-------------------------------------------------------------------------------------------------------
 EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
-------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
-------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                              2006        2005
------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.25     $ 11.11
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1          --
------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.95     $ 14.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           5
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 22.91     $ 19.32
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          19
------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 21.70     $ 17.60
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8          10
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.30     $ 13.52
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           1
------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.12     $  9.13
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             56           6
------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.51     $ 24.88
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              8          10
------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.69     $  4.43
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.69          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.07          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.91          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Cap
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.08          --
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  9.75     $  9.90
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2           8
------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.14     $  9.94
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              7           8
------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 18.79     $ 16.42
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             16          26
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.40     $  7.77
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.30     $ 14.12
------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              4           6
------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the years ending December 31,
                                                                                               2004        2003       2002
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.70     $ 12.63    $  9.82
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          14          3
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 19.12     $ 17.63    $ 13.70
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             39          40         34
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.18     $ 13.56    $ 10.80
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             19          21         15
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.64     $ 11.44    $  9.02
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1           3          2
-------------------------------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.68     $  7.94    $  6.64
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             12          12         15
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 24.71     $ 25.00    $ 25.34
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             10          21        115
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.28          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Cap
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.99     $ 13.92    $ 10.33
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             36          44         43
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  7.37          --         --
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --         --
-------------------------------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.80     $ 11.95    $  8.35
-------------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6          13         14
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                             December
                                                                                               31,
                                                                                               2001
--------------------------------------------------------------------------------------------------------
 EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.32
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              2
--------------------------------------------------------------------------------------------------------
 EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 16.76
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              9
--------------------------------------------------------------------------------------------------------
 EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.20
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             18
--------------------------------------------------------------------------------------------------------
 EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.00
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
--------------------------------------------------------------------------------------------------------
 EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  8.56
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              6
--------------------------------------------------------------------------------------------------------
 EQ/Money Market
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 25.51
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            217
--------------------------------------------------------------------------------------------------------
 EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Oppenheimer Main Street Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 12.22
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             14
--------------------------------------------------------------------------------------------------------
 EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --
--------------------------------------------------------------------------------------------------------
 EQ/Small Company Index
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.77
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              1
--------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                                                For the years
                                                                                             ending December 31,
                                                                                              2006        2005
-------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.18     $ 15.82
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.74          --
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  6.02     $  5.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                              3          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 11.81     $ 10.39
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --           2
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 17.89     $ 13.30
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 13.21     $ 12.33
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 14.15     $ 11.86
-------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --          --
-------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                                           For the years ending December 31,
                                                                                                2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 15.50         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $  4.99         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 10.21     $ 8.42     $ 5.50
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------------------
  Unit value                                                                                      --         --         --
-----------------------------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                             --         --         --
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                                               For
                                                                                            the years
                                                                                             ending
                                                                                            December
                                                                                               31,
                                                                                              2001
--------------------------------------------------------------------------------------------------------
 EQ/TCW Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                 $ 5.96
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------
 EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------
  Unit value                                                                                     --
--------------------------------------------------------------------------------------------------------
  Number of units outstanding (000's)                                                            --
--------------------------------------------------------------------------------------------------------

(16) HYPOTHETICAL ILLUSTRATIONS


ILLUSTRATION OF ACCOUNT VALUES, CASH VALUES AND CERTAIN GUARANTEED MINIMUM
                                   BENEFITS


The following tables illustrate the changes in account value, cash value and the values of the "5% Roll-Up to age 80" guaranteed minimum death benefit, the Protection Plus(SM) benefit and the Guaranteed minimum income benefit under certain hypothetical circumstances for an Accumulator(R), Accumulator(R) Elite, Accumulator(R) Plus(SM) and Accumulator(R) Select(SM) contracts, respectively. The table illustrates the operation of a contract based on a male, issue age 60, who makes a single $100,000 contribution, takes no withdrawals, and has a current account value of $105,000 in contract year 3. For Accumulator(R) Plus(SM) we assume a current account value of $110,000 in contract year 3. The amounts shown are for the beginning of each contract year and assume that all of the account value is invested in portfolios that achieve investment returns at constant gross annual rates of 0% and 6% (i.e., before any investment management fees, 12b-1 fees or other expenses are deducted from the underlying portfolio assets). After the deduction of the arithmetic average of the investment management fees, 12b-1 fees and other expenses of all of the underlying Portfolios (as described below), the corresponding net annual rates of return would be (2.84)% and 3.16% for the Accumulator(R) contracts; (3.09)% and 2.91% for Accumulator(R) Elite(SM) contracts; (2.89)% and 3.11% for Accumulator(R) Plus(SM) contracts; and (3.19)% and 2.81% for Accumulator(R) Select(SM) contracts, respectively, at the 0% and 6% gross annual rates, respectively. These net annual rates of return reflect the trust and separate account level charges, but they do not reflect the charges we deduct from your account value annually for the 5% Roll up to age 80 Guaranteed minimum death benefit, Protection Plus(SM) benefit, and the Guaranteed minimum income benefit features, as well as the annual administrative charge. If the net annual rates of return did reflect these charges, the net annual rates of return shown would be lower; however, the values shown in the following tables reflect all contract charges. The values shown under "Lifetime Annual Guaranteed Minimum Income Benefit" reflect the lifetime income that would be guaranteed if the Guaranteed minimum income benefit is selected at that contract anniversary. An "N/A" in these columns indicates that the benefit is not exercisable in that year. A "0" under any of the death benefit and/or "Lifetime Annual Guaranteed Minimum Income Benefit" columns indicates that the contract has terminated due to insufficient account value and, consequently, the guaranteed benefit has no value.

With respect to fees and expenses deducted from assets of the underlying portfolios, the amounts shown in all tables reflect (1) investment management fees equivalent to an effective annual rate of 0.68%, and (2) an assumed average asset charge for all other expenses of the underlying portfolios equivalent to an effective annual rate of 0.36% and (3) 12b-1 fees equivalent to an effective annual rate of 0.25%. These rates are the arithmetic average for all portfolios that are available as investment options. In other words, they are based on the hypothetical assumption that account values are allocated equally among the variable investment options. The actual rates associated with any contract will vary depending upon the actual allocation of policy values among the investment options. These rates do not reflect expense limitation arrangements in effect with respect to certain of the underlying portfolios as described in the footnotes to the fee table for the underlying portfolios in "Fee Table" earlier in this prospectus. With these arrangements, the charges shown above would be lower. This would result in higher values than those shown in the following tables.


Because your circumstances will no doubt differ from those in the illustrations that follow, values under your contract will differ, in most cases substantially. Upon request, we will furnish you with a personalized illustration.

Variable deferred annuity
Accumulator(R)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract ------------------------------------------------------------------------------------------------
Age       Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
-----------------------------------------------------------------------------------------------------------------
  62        3     105,000  105,000    100,000  100,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,467  107,754     97,467  103,754   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      98,023  110,572     95,023  107,572   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      94,666  113,455     92,666  111,455   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      91,391  116,404     90,391  115,404   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      88,196  119,420     88,196  119,420   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      85,077  122,504     85,077  122,504   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      82,030  125,657     82,030  125,657   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      67,769  142,488     67,769  142,488   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      54,839  161,166     54,839  161,166   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      43,263  182,193     43,263  182,193   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      36,382  209,843     36,382  209,843   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      31,188  242,719     31,188  242,719   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      30,241  249,889     30,241  249,889   265,330   265,330   331,462   331,462     N/A      N/A
-----------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Plus(SM)
$100,000 Single contribution and no withdrawals
$110,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus


                                                                           5% Roll-Up
                                                                      to age 80 Guaranteed    Total Death Benefit
                         Account Value            Cash Value         Minimum Death Benefit    with Protection Plus
          Contract   ----------------------------------------------------------------------------------------------
Age        Year         0%          6%          0%          6%          0%           6%          0%         6%
-------------------------------------------------------------------------------------------------------------------
  62          3       110,000    110,000      103,000    103,000      114,660     114,660     120,524     120,524
  63          4       106,607    113,194      100,607    107,194      120,393     120,393     128,550     128,550
  64          5       103,319    116,481       98,319    111,481      126,413     126,413     136,978     136,978
  65          6       100,133    119,863       96,133    115,863      132,733     132,733     145,827     145,827
  66          7        97,044    123,344       94,044    120,344      139,370     139,370     155,118     155,118
  67          8        94,051    126,926       92,051    124,926      146,338     146,338     164,874     164,874
  68          9        91,151    130,611       91,151    130,611      153,655     153,655     175,118     175,118
  69         10        88,339    134,404       88,339    134,404      161,338     161,338     185,873     185,873
  74         15        75,531    155,085       75,531    155,085      205,913     205,913     248,278     248,278
  79         20        64,580    178,947       64,580    178,947      262,803     262,803     327,924     327,924
  84         25        55,217    206,482       55,217    206,482      275,943     275,943     346,320     346,320
  89         30        47,211    238,253       47,211    238,253      275,943     275,943     346,320     346,320
  94         35        40,366    274,913       40,366    274,913      275,943     275,943     346,320     346,320
  95         36        39,121    282,896       39,121    282,896      275,943     275,943     346,320     346,320
-------------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Elite(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract  ------------------------------------------------------------------------------------------------
Age       Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
------------------------------------------------------------------------------------------------------------------
  62        3     105,000  105,000     97,000    97,000  110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,205  107,492    101,205   107,492  115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,517  110,034     97,517   110,034  121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,932  112,627     93,932   112,627  127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,445  115,270     90,445   115,270  134,010   134,010   147,613   147,613     N/A      N/A
  67        8      87,053  117,965     87,053   117,965  140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,751  120,712     83,751   120,712  147,746   147,746   166,844   166,844     N/A      N/A
  69       10      80,535  123,511     80,535   123,511  155,133   155,133   177,186   177,186     N/A      N/A
  74       15      65,616  138,296     65,616   138,296  197,993   197,993   237,190   237,190   12,493   12,493
  79       20      52,289  154,406     52,289   154,406  252,695   252,695   313,773   313,773   17,032   17,032
  84       25      40,522  172,242     40,522   172,242  265,330   265,330   331,462   331,462   22,818   22,818
  89       30      33,595  195,939     33,595   195,939  265,330   265,330   331,462   331,462     N/A      N/A
  94       35      28,430  223,903     28,430   223,903  265,330   265,330   331,462   331,462     N/A      N/A
  95       36      27,496  229,958     27,496   229,958  265,330   265,330   331,462   331,462     N/A      N/A
------------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Variable deferred annuity
Accumulator(R) Select(SM)
$100,000 Single contribution and no withdrawals
$105,000 year 3 account value
Male, issue age 60
Benefits:
  5% Roll-Up to age 80 Guaranteed minimum death benefit
  Protection Plus
  Guaranteed minimum income benefit


                                                             5% Roll-Up
                                                              to age 80                          Lifetime Annual
                                                             Guaranteed      Total Death Benefit    Guaranteed
                                                            Minimum Death      with Protection    Minimum Income
                    Account Value        Cash Value            Benefit              Plus             Benefit
        Contract  ------------------------------------------------------------------------------------------------
Age      Year       0%        6%        0%        6%        0%        6%        0%        6%       0%       6%
------------------------------------------------------------------------------------------------------------------
  62        3     105,000  105,000    105,000  105,000   110,250   110,250   114,350   114,350     N/A      N/A
  63        4     101,100  107,387    101,100  107,387   115,763   115,763   122,068   122,068     N/A      N/A
  64        5      97,314  109,819     97,314  109,819   121,551   121,551   130,171   130,171     N/A      N/A
  65        6      93,639  112,297     93,639  112,297   127,628   127,628   138,679   138,679     N/A      N/A
  66        7      90,068  114,819     90,068  114,819   134,010   134,010   147,613   147,613     N/A      N/A
  67        8      86,599  117,387     86,599  117,387   140,710   140,710   156,994   156,994     N/A      N/A
  68        9      83,225  120,001     83,225  120,001   147,746   147,746   166,844   166,844     N/A      N/A
  69       10      79,944  122,661     79,944  122,661   155,133   155,133   177,186   177,186     N/A      N/A
  74       15      64,772  136,651     64,772  136,651   197,993   197,993   237,190   237,190   12,493   12,493
  79       20      51,299  151,775     51,299  151,775   252,695   252,695   313,773   313,773   17,032   17,032
  84       25      39,468  168,403     39,468  168,403   265,330   265,330   331,462   331,462   22,818   22,818
  89       30      32,534  190,623     32,534  190,623   265,330   265,330   331,462   331,462     N/A      N/A
  94       35      27,390  216,772     27,390  216,772   265,330   265,330   331,462   331,462     N/A      N/A
  95       36      26,463  222,418     26,463  222,418   265,330   265,330   331,462   331,462     N/A      N/A
------------------------------------------------------------------------------------------------------------------


The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The account value, cash value and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0% or 6% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Appendix I
--------------------------------------------------------------------------------
Dates of previous Prospectuses and Supplements


----------------------------------------------------------------------------------
                          Product Distributor
                          --------------------------------------------------------
                          AXA Advisors
                          --------------------------------------------------------
                          Prospectus and
 Product Name             SAI Dates         Supplement Dates
----------------------------------------------------------------------------------
 Income Manager(SM)       4/7/95            7/1/95; 9/28/95
 Accumulator(R)           11/1/95
 Income Manager(SM)       5/1/96
 Rollover IRA             10/17/96          2/10/97

                          5/1/97            5/1/97; 12/31/97; 5/1/98;
                                            1/4/99; 5/1/99; 5/1/00; 6/23/00;
                                            9/1/00; 2/9/01; 9/1/01; 1/14/02;
                                            2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                            2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                            2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                            12/31/04 ; 5/9/05; 6/10/05; 6/17/05;
                                            7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                            8/25/06; 12/11/06
---------------------------------------------------------------------------------
                          12/31/97          12/31/97; 5/1/98; 1/4/99; 5/1/99;
                                            5/1/00; 6/23/00; 9/1/00; 2/9/01;
                                            9/1/01; 1/14/02; 2/22/02; 7/15/02;
                                            8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                            8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                            8/10/04; 12/13/04; 12/31/04 ; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                            12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------
 Accumulator(R)           5/1/98            5/1/98; 6/18/98; 11/30/98
 (IRA, NQ and QP)         (Accumulator      5/1/99; 5/1/00; 9/1/00; 2/9/01;
 Accumulator(R)           only)             9/1/01; 1/14/02; 2/22/02; 7/15/02;
 Select(SM)(IRA, NQ, QP)  5/1/99            8/20/02; 1/6/03; 2/20/03; 5/15/03;
                                            8/15/03; 11/24/03; 2/1/04; 8/4/04;
                                            8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                            12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          Product Distributor
                          ------------------------------------------------------
                          AXA Distributors
                          ------------------------------------------------------
                          Prospectus and
 Product Name             SAI Dates        Supplement Dates
--------------------------------------------------------------------------------
 Income Manager(SM)       4/7/95           7/1/95; 9/28/95
 Accumulator(R)           11/1/95
 Income Manager(SM)       10/16/96         2/10/97
 Rollover IRA             5/1/97           5/1/97
                          8/1/97
                          12/31/97         12/31/97; 5/1/98;
                                           1/4/99; 5/1/99; 5/1/00; 9/1/00;
                                           2/9/01; 9/1/01; 1/14/02;
                                           2/22/02; 7/15/02; 8/20/02;
                                           1/6/03; 2/20/03; 5/15/03;
                                           8/15/03; 11/24/03; 2/1/04;
                                           8/4/04; 8/10/04; 12/13/04;
                                           12/31/04; 5/9/05; 6/10/05;
                                           6/17/05; 7/25/05; 8/31/05;
                                           12/2/05; 2/8/06; 8/25/06;
                                           12/11/06
--------------------------------------------------------------------------------
 Accumulator(R)            10/1/97(2)
 (IRA, NQ and QP)          12/31/97(2)
 Accumulator(R)            5/1/98          5/1/98; 6/18/98; 11/30/98;
 Select(SM)(IRA, NQ, QP)                   5/1/99; 5/1/00; 9/1/00; 2/9/01;
                                           9/1/01; 1/14/02; 2/22/02;
                                           7/15/02; 8/20/02; 1/6/03;
                                           2/20/03; 5/15/03; 8/15/03;
                                           11/24/03; 2/1/04; 8/4/04;
                                           8/10/04; 12/13/04; 12/31/04;
                                           5/9/05; 6/10/05; 6/17/05;
                                           7/25/05; 8/31/05; 12/2/05;
                                           2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------


1 Appendix I

-----------------------------------------------------------------------------------------
                                 Product Distributor
                                 --------------------------------------------------------
                                 AXA Advisors
                                 --------------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates         Supplement Dates
-----------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)        10/18/99(3)      3/20/00; 5/1/00; 6/23/00; 9/1/00;
 Accumulator(R)                                    10/13/00; 2/9/01; 9/1/01; 1/14/02;
 Accumulator(R) Select(SM) (2002                   2/22/02; 7/15/02; 8/20/02; 1/6/03;
 Series)                                           2/20/03; 5/15/03; 8/15/03; 11/24/03;
 Accumulator(R) (2002 Series)                      2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
                                                   --------------------------------------
                                    5/1/00(3)      3/20/00; 6/23/00; 9/1/00; 9/6/00;
                                                   10/13/00; 2/9/01; 9/1/01; 1/14/02;
                                                   2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                   2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Product Distributor
                                 -----------------------------------------------
                                               AXA Distributors
                                 -----------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates         Supplement Dates
--------------------------------------------------------------------------------
 Accumulator(R) Select(SM)       5/1/99
 Accumulator(R)                  10/18/99         3/20/00; 5/1/00; 9/1/00;
 Accumulator(R) Select(SM)(2002                   10/13/00; 2/9/01; 9/1/01;
 Series)                                          1/14/02; 2/22/02; 7/15/02;
 Accumulator(R) (2002 Series)                     8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06
--------------------------------------------------------------------------------
                                 5/1/00           3/20/00; 9/1/00; 9/6/00;
                                                  10/13/00; 2/9/01; 9/1/01;
                                                  1/14/02; 2/22/02; 7/15/02;
                                                  8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06
--------------------------------------------------------------------------------


                                                                    Appendix I 2

--------------------------------------------------------------------------------------------
                                 Product Distributor
                                 -----------------------------------------------------------
                                 AXA Advisors
                                 -----------------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates          Supplement Dates
--------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM)         5/1/01(3)       5/1/01(1); 7/30/01(5); 9/1/01;
 Accumulator(R)                                    10/1/01(6); 12/14/01; 1/14/02; 2/22/02;
 Accumulator(R) Select(SM)(2002                    7/15/02; 8/20/02; 1/6/03; 2/20/03;
 Series)                                           5/15/03; 8/15/03; 11/24/03; 2/1/04;
 Accumulator(R) (2002 Series)                      8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                   5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                   8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                   12/11/06
--------------------------------------------------------------------------------------------
                                  8/13/01(2)       9/1/01; 10/1/01(6); 12/14/01; 1/14/02;
                                                   2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                   2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                                   7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                   12/6/02; 12/09/02; 1/6/03; 2/4/03;
                                                   2/20/03; 5/15/03; 8/8/03(8); 8/15/03;
                                                   11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                   8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                   6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                   12/2/05; 2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02; 1/6/03;
                                                   2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                   2/1/04; 8/4/04; 8/10/04; 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                                   8/5/02(5); 8/20/02; 11/11/02; 12/6/02;
                                                   12/09/02; 1/6/03; 2/4/02; 2/20/03 ;
                                                   5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
                                                   2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/03(4)       5/15/03; 8/8/03(8); 8/15/03; 11/24/03;
                                                   2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                   12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                   6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                   2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------------
                                   5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                   12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                   7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                   8/25/06; 12/11/06

----------------------------------------------------------------------------------
                                 Product Distributor
                                 -------------------------------------------------
                                 AXA Distributors
                                 -------------------------------------------------
                                 Prospectus and
 Product Name                    SAI Dates        Supplement Dates
----------------------------------------------------------------------------------
 Accumulator(R) Select(SM)       5/1/01           5/1/01(1); 7/30/01(5);
 Accumulator(R)                                   9/1/01; 10/1/01(6); 12/14/01;
 Accumulator(R) Select(SM) (2002                  1/14/02; 2/22/02; 7/15/02;
 Series)                                          8/20/02; 1/6/03; 2/20/03;
 Accumulator(R) (2002 Series)                     5/15/03; 8/15/03; 11/24/03;
                                                  2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06
----------------------------------------------------------------------------------
                                 N/A              N/A
----------------------------------------------------------------------------------
                                  4/1/02(4)       4/3/02; 5/20/02(7); 6/7/02(2);
                                                  7/15/02; 8/5/02(5); 8/20/02;
                                                  11/11/02; 12/6/02; 12/09/02;
                                                  1/6/03; 2/4/03; 2/20/03;
                                                  5/15/03; 8/8/03(8); 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------
                                  5/1/02(3)       5/1/02(1); 7/15/02; 8/20/02;
                                                  1/6/03; 2/20/03; 5/15/03;
                                                  8/15/03; 11/24/03; 2/1/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------
                                  5/1/02(4)       5/20/02(7); 6/7/02(2); 7/15/02;
                                                  8/5/02(5); 8/20/02; 11/11/02;
                                                  12/06/02; 12/09/02; 1/6/03;
                                                  2/4/03; 2/20/03; 5/15/03;
                                                  8/8/03(8); 8/15/03; 11/24/03;
                                                  2/1/04; 2/10/04; 8/4/04;
                                                  8/10/04; 12/13/04; 12/31/04;
                                                  5/9/05; 6/10/05; 6/17/05;
                                                  7/25//05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------
                                  5/1/03(4)       5/15/03; 8/8/03(8); 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04;
                                                  8/4/04; 8/10/04; 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------
                                  5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5);
                                                  12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06


3 Appendix I

--------------------------------------------------------------------------------------
                           Product Distributor
                           -----------------------------------------------------------
                           AXA Advisors
                           -----------------------------------------------------------
                           Prospectus and
 Product Name              SAI Dates         Supplement Dates
--------------------------------------------------------------------------------------
 Accumulator(R)            9/15/03           9/15/03(9); 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                               2/2/04; 2/10/04; 2/23/04(7);
                                             8/10/04; 12/13/04; 12/31/04; 12/2/05;
                                             2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------
                           5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                             10/25/04(11); 12/10/04(5); 12/13/04;
                                             12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                             12/2/05; 2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------
Accumulator(R) Select(SM) 9/15/03            9/15/03(9); 11/24/03; 12/5/03; 2/10/04;
(2004 Series)                                2/23/04(7); 8/4/04; 8/10/04; 12/13/04;
                                             12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                             7/25/05; 12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
--------------------------------------------------------------------------------------
                           5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                             10/25/04(11); 12/10/04(5); 12/13/04;
                                             12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                             12/2/05; 2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Product Distributor
                           -----------------------------------------------------
                           AXA Distributors
                           -----------------------------------------------------
                           Prospectus and
 Product Name              SAI Dates        Supplement Dates
--------------------------------------------------------------------------------
 Accumulator(R)            9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                              1/23/04; 2/2/04; 2/10/04(7);
                                            2/23/04(7); 4/23/04; 8/4/04;
                                            8/10/04; 12/13/04; 12/31/04;
                                            12/2/05; 2/8/06; 8/25/06;
                                            12/11/06
--------------------------------------------------------------------------------
                           5/1/04           7/1/04; 7/19/04; 8/4/04;
                                            8/10/04; 10/25/04(11);
                                            12/10/04(5); 12/13/04; 12/21/04;
                                            12/31/04; 4/04/05; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05;
                                            8/31/05; 11/1/05(14); 12/2/05;
                                            2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------
 Accumulator(R) Select(SM) 9/15/03          9/15/03(9); 11/24/03; 12/5/03;
 (2004 Series)                              2/10/04; 2/23/04(7); 4/23/04;
                                            8/4/04; 8/10/04; 12/13/04;
                                            12/31/04; 5/9/05; 6/10/05;
                                            6/17/05; 7/25/05; 12/2/05;
                                            2/8/06; 8/25/06; 12/11/06
--------------------------------------------------------------------------------
                           5/1/04           7/1/04; 7/19/04; 8/4/04;
                                            8/10/04; 10/25/04(11);
                                            12/10/04(5); 12/13/04;
                                            12/21/04; 12/31/04; 5/9/05;
                                            6/10/05; 6/17/05; 7/25/05;
                                            8/31/05;11/1/05(14); 12/2/05;
                                            2/8/06; 8/25/06; 12/11/06


                                                                    Appendix I 4

-----------------------------------------------------------------------------------------
                               Product Distributor
                               ----------------------------------------------------------
                               AXA Advisors
                               ----------------------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates         Supplement Dates
-----------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)          9/2/99(3)      6/23/00; 9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM) (2002  10/18/99(3)      2/9/01; 3/19/01; 7/30/01; 9/1/01;
 Series)                          5/1/00(3)      1/14/02; 2/22/02; 7/15/02; 8/20/02;
                                                 1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/01(3)      7/30/01(5); 9/1/01; 12/14/01; 1/14/02;
                                                 2/22/02; 7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                 2/1/04; 8/4/04;8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  4/1/02(4)      4/3/02; 7/15/02; 8/5/02(5); 8/20/02;
                                                 11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                 2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05;6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/02(3)      7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                 5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                 2/10/04; 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/02(4)      7/15/02; 8/5/02(5); 8/20/02; 11/11/02;
                                                 12/6/02; 12/9/02; 1/6/03; 2/4/03;
                                                 2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                                 2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------
                                  5/1/03(4)      5/15/03; 6/20/03; 8/15/03; 11/24/03;
                                                 2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04 ; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06

-----------------------------------------------------------------------------
                               Product Distributor
                               ----------------------------------------------
                               AXA Distributors
                               ----------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates        Supplement Dates
-----------------------------------------------------------------------------
 Accumulator(R) Plus(SM)          8/2/99(3)     9/1/00; 9/6/00; 10/13/00;
 Accumulator(R) Plus(SM)(2002)  10/18/99(3)     2/9/01; 3/19/01; 7/30/01;
 Series)                          5/1/00(3)     9/1/01; 1/14/02; 2/22/02;
                                                7/15/02; 8/20/02; 1/6/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 8/4/04;
                                                8/10/04; 12/13/04; 12/31/04;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                                  5/1/01(3)     5/1/01; 7/30/01(5); 9/1/01;-
                                                12/14/01; 1/14/02; 2/22/02;
                                                7/15/02; 8/20/02; 1/6/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 8/4/04;
                                                8/10/04; 12/13/04; 12/31/04;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                                  4/1/02(4)     4/3/02; 7/15/02; 8/5/02(5);
                                                8/20/02; 11/11/02; 12/6/02;
                                                12/9/02; 1/6/03; 2/4/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 2/10/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-----------------------------------------------------------------------------
                                  5/1/02(3)     7/15/02; 8/20/02; 1/6/03;
                                                2/20/03; 5/15/03; 8/15/03;
                                                11/24/03; 2/1/04; 2/10/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-----------------------------------------------------------------------------
                                  5/1/02(4)     7/15/02; 8/5/02(5); 8/20/02;
                                                11/11/02; 12/6/02; 12/9/02;
                                                1/6/03; 2/4/03; 2/20/03;
                                                5/15/03; 8/15/03; 11/24/03;
                                                2/1/04; 2/10/04; 8/4/04;
                                                8/10/04; 12/13/04; 12/31/04;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                                  5/1/03(4)     5/15/03; 6/20/03; 8/15/03;
                                                11/24/03; 2/1/04; 2/10/04;
                                                4/23/04; 8/4/04; 8/10/04;
                                                12/13/04; 12/31/04; 5/9/05;
                                                6/10/05; 6/17/05; 7/25/05;
                                                8/31/05; 12/2/05; 2/8/06;
                                                8/25/06; 12/11/06


5 Appendix I

------------------------------------------------------------------------------------------
                               Product Distributor
                               -----------------------------------------------------------
                               AXA Advisors
                               -----------------------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates         Supplement Dates
------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        5/1/04(4)        8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
 Accumulator(R) Plus(SM) (2002                   12/31/04; 5/9/05; 6/10/05;
 Series)                                         6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
------------------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/15/03           9/15/03; 11/24/03; 12/5/03; 1/23/04;
 (2004 Series)                                   2/2/04; 2/10/04; 2/23/04(7); 6/21/04;
                                                 8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                 2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 2/17/06; 8/25/06; 12/11/06
------------------------------------------------------------------------------------------
                               5/1/04            6/21/04; 7/1/04; 7/19/04; 8/4/04;
                                                 8/10/04; 10/25/04(11); 12/10/04(5)(12);
                                                 12/13/04; 12/21/04; 12/31/04;
                                                 2/17/05; 5/1/05; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                                 12/2/05; 2/8/06; 2/17/06; 8/25/06;
                                                 12/11/06
------------------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II  N/A               N/A
------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II   N/A               N/A
------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                               Product Distributor
                               ------------------------------------------------
                               AXA Distributors
                               ------------------------------------------------
                               Prospectus and
 Product Name                  SAI Dates        Supplement Dates
-------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)        5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5);
 Accumulator(R) Plus(SM)(2002)                  12/13/04; 12/31/04; 5/9/05;
 Series)                                        6/10/05; 6/17/05; 7/25/05;
                                                8/31/05; 12/2/05; 2/8/06;
                                                8/25/06; 12/11/06
-------------------------------------------------------------------------------
 Accumulator(R) Plus(SM)       9/15/03          9/15/03; 11/24/03; 12/5/03;
 (2004 Series)                                  1/23/04; 2/2/04; 2/10/04;
                                                2/23/04(7) ; 4/23/04; 6/21/04;
                                                8/4/04; 8/10/04;12/13/04;
                                                12/31/04; 2/17/05; 5/1/05;
                                                5/9/05; 6/10/05; 6/17/05;
                                                7/25/05; 8/31/05; 12/2/05;
                                                2/8/06; 2/17/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------
                               5/1/04           6/21/04; 7/1/04; 7/19/04;
                                                8/4/04; 8/10/04; 10/25/04(11);
                                                12/10/04(5)(12); 12/13/04;
                                                12/21/04; 12/31/04; 2/17/05;
                                                4/04/05; 5/1/05; 5/9/05;
                                                6/10/05; 6/17/05; 7/25/05;
                                                8/31/05; 11/1/05(14); 12/2/05;
                                                2/8/06; 2/17/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------
 Accumulator(R) Select(SM) II  10/1/01          10/1/01(6); 12/14/01; 1/14/02;
                                                2/22/02 7/15/02; 8/20/02;
                                                1/6/03; 2/20/03; 5/15/03;
                                                8/15/03; 11/24/03; 2/1/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------
 Accumulator(R) Elite(SM) II   10/1/01          10/1/01(7); 12/14/01; 1/14/02;
                                                2/22/02 7/15/02; 8/20/02;
                                                1/6/03; 2/20/03; 5/15/03;
                                                8/15/03; 11/24/03; 2/1/04;
                                                8/4/04; 8/10/04; 12/13/04;
                                                12/31/04; 5/9/05; 6/10/05;
                                                6/17/05; 7/25/05; 8/31/05;
                                                12/2/05; 2/8/06; 8/25/06;
                                                12/11/06
-------------------------------------------------------------------------------


                                                                    Appendix I 6

----------------------------------------------------------------------------------------------
                                Product Distributor
                                --------------------------------------------------------------
                                AXA Advisors
                                --------------------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates         Supplement Dates
----------------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)        8/13/01(3)       9/1/01; 10/1/01(7); 12/14/01; 1/14/02;
 Accumulator(R) Elite(SM)(2002)                   2/22/02; 7/15/02; 8/20/02; 11/11/02;
 Series)                                          1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------------
                                  4/1/02(4)       4/3/02(5); 5/20/02(7); 7/15/02; 8/5/02(5);
                                                  8/20/02; 11/11/02; 12/6/02; 12/9/02;
                                                  1/6/03; 2/4/03; 2/20/03 ; 5/15/03;
                                                  8/15/03; 11/24/03; 2/1/04; 2/10/04;
                                                  8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                  5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/02(3)       7/15/02; 8/20/02; 1/6/03; 2/20/03;
                                                  5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                                  8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                                  5/9/05; 6/10/05; 6/17/05; 7/25/05;
                                                  8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                                  12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/02(4)       5/20/02(7); 7/15/02; 8/5/02(5); 8/20/02;
                                                  11/11/02; 12/6/02; 12/9/02; 1/6/03;
                                                  2/4/03; 2/20/03; 5/15/03; 8/15/03;
                                                  11/24/03; 2/1/04; 2/10/04; 8/4/04;
                                                  8/10/04; 12/13/04; 12/31/04; 5/9/05;
                                                  6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                                  12/2/05; 2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/03(4)       5/15/03; 6/20/03; 8/15/03; 11/24/03;
                                                  2/1/04; 2/10/04; 8/4/04; 8/10/04;
                                                  12/13/04; 12/31/04; 5/9/05; 6/10/05;
                                                  6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                                  2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------------
                                  5/1/04(4)       8/4/04; 8/10/04; 10/25/04(5); 12/13/04;
                                                  12/31/04; 5/9/05; 6/10/05; 6/17/05;
                                                  7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                                  8/25/06; 12/11/06

                                Product Distributor
                                -------------------------------------------------
                                AXA Distributors
                                -------------------------------------------------
                                Prospectus and
 Product Name                   SAI Dates         Supplement Dates
---------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)         8/13/01(3)     9/1/01; 10/1/01(7); 12/14/01;
 Accumulator(R) Elite(SM)(2002)                  1/14/02; 2/22/02; 7/15/02;
 Series)                                         8/20/02; 11/11/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  4/1/02(4)      4/3/02(5); 5/20/02(7); 7/15/02;
                                                 8/5/02(5); 8/20/02; 11/11/02;
                                                 12/6/02; 12/9/02; 1/6/03;
                                                 2/4/03; 2/20/03; 5/15/03;
                                                 8/15/03; 11/24/03; 2/1/04;
                                                 2/10/04 ; 8/4/04; 8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05; 6/17/05; 7/25/05;
                                                 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  5/1/02(3)      7/15/02; 8/20/02; 1/6/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 8/4/04;
                                                 8/10/04; 12/13/04; 12/31/04;
                                                 5/9/05; 6/10/05; 6/17/05;
                                                 7/25/05; 8/31/05; 12/2/05;
                                                 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  5/1/02(4)      5/20/02(7); 7/15/02; 8/5/02(5);
                                                 8/20/02; 11/11/02; 12/6/02;
                                                 12/9/02; 1/6/03; 2/4/03;
                                                 2/20/03; 5/15/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 8/4/04; 8/10/04; 12/13/04;
                                                 12/31/04; 5/9/05; 6/10/05;
                                                 6/17/05; 7/25/05; 8/31/05;
                                                 12/2/05; 2/8/06; 8/25/06;
                                                 12/11/06
---------------------------------------------------------------------------------
                                  5/1/03(4)      5/15/03; 6/20/03; 8/15/03;
                                                 11/24/03; 2/1/04; 2/10/04;
                                                 4/23/04; 8/4/04;8/10/04;
                                                 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05; 6/17/05; 7/25/05;
                                                 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
---------------------------------------------------------------------------------
                                  5/1/04(4)      8/4/04; 8/10/04; 10/25/04(5);
                                                 12/13/04; 12/31/04; 5/9/05;
                                                 6/10/05; 6/17/05; 7/25/05;
                                                 8/31/05; 12/2/05; 2/8/06;
                                                 8/25/06; 12/11/06
---------------------------------------------------------------------------------


7 Appendix I

---------------------------------------------------------------------------------------
                            Product Distributor
                            -----------------------------------------------------------
                            AXA Advisors
                            -----------------------------------------------------------
                            Prospectus and
 Product Name               SAI Dates         Supplement Dates
---------------------------------------------------------------------------------------
 Accumulator(R) Elite(SM)   9/15/03           9/15/03(10); 11/24/03; 12/5/03;
 (2004 Series)                                1/23/04; 2/2/04; 2/10/04; 2/23/04(7);
                                              8/4/04; 8/10/04; 12/13/04; 12/31/04;
                                              5/9/05; 6/10/05; 6/17/05;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                              8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/04            7/1/04; 7/19/04; 8/4/04; 8/10/04;
                                              10/25/04(11); 12/10/04(5); 12/13/04;
                                              12/21/04; 12/31/04; 5/9/05; 6/10/05;
                                              6/17/05; 7/25/05; 8/31/05; 11/1/05(14);
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06
----------------------------------------------------------------------------------------
 Accumulator(R) Advisor(SM) 11/17/00          2/9/01; 3/19/01; 7/30/01(5); 9/1/01;
                                              12/14/01; 1/14/02; 2/22/02; 7/15/02;
                                              8/20/02; 11/11/02; 1/6/03; 2/20/03;
                                              5/15/03; 8/15/03; 11/24/03; 2/1/04;
                                              8/4/04; 12/13/04; 6/10/05; 6/17/05;
                                              7/25/05; 8/31/05; 12/2/05; 2/8/06;
                                              8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/01            9/1/01; 12/14/01; 1/14/02; 2/22/02;
                                              7/15/02; 8/20/02; 11/11/02; 1/6/03;
                                              2/20/03; 5/15/03; 8/15/03; 11/24/03;
                                              2/1/04; 8/4/04; 12/13/04; 6/10/05;
                                              6/17/05; 7/25/05; 8/31/05; 12/2/05;
                                              2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/02            5/1/02; 7/15/02; 8/20/02; 11/11/02;
                                              1/6/03; 2/20/03; 5/15/03; 8/15/03;
                                              11/24/03; 2/1/04 ; 8/4/04; 12/13/04;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/03            5/15/03; 8/15/03; 11/24/03; 12/23/03;
                                              2/1/04; 2/10/04; 8/4/04;12/13/04;
                                              6/10/05; 6/17/05; 7/25/05; 8/31/05;
                                              12/2/05; 2/8/06; 8/25/06; 12/11/06
---------------------------------------------------------------------------------------
                            5/1/04            7/1/04; 8/4/04; 10/25/04; 12/10/04;
                                              12/13/04; 6/10/05; 6/17/05; 7/25/05;
                                              8/31/05; 12/2/05; 2/8/06; 8/25/06;
                                              12/11/06
---------------------------------------------------------------------------------------

                            Product Distributor
                            -------------------------------------------------
                            AXA Distributors
                            -------------------------------------------------
                            Prospectus and
 Product Name               SAI Dates        Supplement Dates
-----------------------------------------------------------------------------
 Accumulator(R) Elite(SM)   9/15/03          9/15/03(10); 11/24/03; 12/5/03;
 (2004 Series)                               2/2/04; 1/23/04; 2/10/04;
                                             2/23/04(7); 4/23/04; 8/4/04;
                                             8/10/04; 12/13/04;12/31/04;
                                             5/9/05; 6/10/05; 6/17/05;
                                             7/25/05; 8/31/05; 12/2/05;
                                             2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------
                            5/1/04           7/1/04; 7/19/04; 8/4/04;
                                             8/10/04; 10/25/04(11);
                                             12/10/04(5); 12/13/04;
                                             12/21/04; 12/31/04; 5/1/05(13);
                                             5/9/05; 6/10/05; 6/17/05;
                                             7/25/05; 8/31/05; 11/1/05(14);
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
-----------------------------------------------------------------------------
 Accumulator(R) Advisor(SM) 5/15/00          9/1/00; 9/6/00; 2/9/01;
                                             7/30/01(5); 9/1/01; 12/14/01;
                                             1/14/02; 2/22/02; 7/15/02;
                                             8/20/02; 1/6/03; 2/20/03;
                                             5/15/03; 8/15/03; 11/24/03;
                                             2/1/04; 8/4/04; 12/13/04;
                                             6/10/05; 6/17/05; 7/25/05;
                                             8/31/05; 12/2/05; 2/8/06;
                                             8/25/06; 12/11/06
-----------------------------------------------------------------------------
                            5/1/01           9/1/01; 12/14/01; 1/14/02;
                                             2/22/02; 7/15/02; 8/20/02;
                                             1/6/03; 2/20/03; 5/15/03;
                                             8/15/03; 11/24/03; 2/1/04;
                                             8/4/04; 12/13/04; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05;
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
-----------------------------------------------------------------------------
                            5/1/02           7/15/02; 8/5/02; 8/20/02;
                                             12/16/02; 1/6/03; 2/20/03;
                                             5/15/03; 8/15/03; 11/24/03;
                                             2/1/04 ; 8/4/04; 12/13/04;
                                             6/10/05; 6/17/05; 7/25/05;
                                             8/31/05; 12/2/05; 2/8/06;
                                             8/25/06; 12/11/06
-----------------------------------------------------------------------------
                            5/1/03           5/15/03; 8/15/03; 11/24/03;
                                             12/23/03; 2/1/04; 2/10/04;
                                             8/4/04; 12/13/04; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05;
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06
 -----------------------------------------------------------------------------
                            5/1/04           7/1/04; 8/4/04; 10/25/04;
                                             12/10/04; 12/13/04; 6/10/05;
                                             6/17/05; 7/25/05; 8/31/05;
                                             12/2/05; 2/8/06; 8/25/06;
                                             12/11/06


                                                                    Appendix I 8

-----------------------------------------------------------------------------------------------------------------
                                                             Product Distributor
                            -------------------------------------------------------------------------------------
                            AXA Advisors                          AXA Distributors
                            ------------------------------------- -----------------------------------------------
                            Prospectus and                        Prospectus and
 Product Name               SAI Dates         Supplement Dates    SAI Dates        Supplement Dates
-----------------------------------------------------------------------------------------------------------------
 Accumulator(R) Express(SM) N/A               N/A                 9/2/99
                                                                  10/18/99
                                                                  5/1/00           9/1/00; 9/6/00; 2/9/01;
                                                                                   7/30/01(5); 9/1/01; 12/14/01;
                                                                                   1/14/02; 2/22/02; 7/15/02;
                                                                                   8/20/02; 1/6/03; 5/15/03;
                                                                                   8/15/03; 11/24/03; 2/1/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06; 8/25/06;
                                                                                   12/11/06
-----------------------------------------------------------------------------------------------------------------
                                                                  5/1/01           7/30/01(5); 9/1/01; 1/14/02;
                                                                                   2/22/02; 7/15/02; 8/20/02;
                                                                                   1/6/03; 5/15/03; 8/15/03;
                                                                                   11/24/03; 2/1/04; 8/4/04;
                                                                                   12/13/04; 6/10/05; 6/17/05;
                                                                                   7/25/05; 8/31/05; 12/2/05;
                                                                                   2/8/06; 8/25/06; 12/11/06
-----------------------------------------------------------------------------------------------------------------
                                                                  5/1/03           5/15/03; 8/15/03; 11/24/03;
                                                                                   12/23/03; 2/1/04; 2/10/04;
                                                                                   8/4/04; 12/13/04; 6/10/05;
                                                                                   6/17/05; 7/25/05; 8/31/05;
                                                                                   12/2/05; 2/8/06; 8/25/06;
                                                                                   12/11/06


(1)  applies to Accumulator(R) contracts issued in Oregon only.

(2)  applies to Accumulator(R) Select(SM) only.

(3)  applies to non-2002 Series only.

(4)  applies to 2002 Series only.

(5)  applies to contracts issued in Washington only.

(6) applies to Accumulator(R) Select(SM) and Select(SM) II contracts issued in New York only.

(7)  applies to contracts issued in New York only.

(8)  applies to Accumulator(R) only.

(9) There are two supplements dated 9/15/03 for Accumulator(R) and Accumulator(R) Select(SM).

(10) There are three supplements dated 9/15/03 for Accumulator(R)Elite(SM).

(11) There are three supplements dated 10/25/04 that apply to 2004 Series.

(12) applies to Accumulator(R) Plus(SM) contracts issued in Oregon only.

(13) There are two supplements dated 5/1/05 that apply for Accumulator(R) and Accumulator(R) Elite(SM).

(14) applies to contracts issued 1/1/05 and later.

9 Appendix I

Statement of additional information
--------------------------------------------------------------------------------
TABLE OF CONTENTS

                                                                            Page


Who is AXA Equitable?                                                        2
Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2
Calculating Unit Values                                                      2
Condensed Financial Information                                              2
Financial Statements                                                         3

How to obtain an Accumulator(R) Statement of Additional Information

Send this request form to:
 Accumulator(R)
 P.O. Box 1547
 Secaucus, NJ 07096-1547

--------------------------------------------------------------------------------


Please send me a combined Accumulator(R) series SAI dated May 1, 2007


--------------------------------------------------------------------------------
Name

--------------------------------------------------------------------------------
Address

--------------------------------------------------------------------------------
City           State    Zip


                                                                         SAI 13A
                                                                          x01478

AXA Equitable Life Insurance
Company

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2007 FOR

o Accumulator(R)                                o Accumulator(R) Elite(SM)
o Income Manager(SM) Accumulator(R)             o Accumulator(R) Elite II(SM)
o Income Manager(SM) Rollover IRA               o Accumulator(R) Plus(SM)
o Accumulator(R) (IRA, NQ, QP)                  o Accumulator(R) Select(SM)
o Accumulator(R) Express(SM)                    o Accumulator(R) Select(SM) II


AXA Equitable Life Insurance Company
1290 Avenue of the Americas
New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the related Accumulator(R) Prospectuses and/or supplements, dated May 1, 2007. These Prospectuses provide detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account No. 45 and Separate Account No. 49. Definitions of special terms used in the SAI are found in the Prospectus.


On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of each Prospectus and supplement is available free of charge by writing the processing office (Post Office Box 1547, Secaucus, NJ 07096-1547), by calling 1-800-789-7771 toll free, or by contacting your financial professional.

TABLE OF CONTENTS


Who is AXA Equitable?                                                        2


Custodian and Independent Registered Public Accounting Firm                  2

Distribution of the Contracts                                                2

Calculating Unit Values                                                      2

Condensed Financial Information                                              3

Financial Statements                                                        53

              Copyright 2006 AXA Equitable Life Insurance Company.
    All rights reserved. Accumulator(R) is a registered service mark of AXA
                        Equitable Life Insurance Company.

SAI 13A

                                                                          x01478

WHO IS AXA EQUITABLE?

AXA Equitable is a wholly owned subsidiary of AXA Financial Services, LLC, a holding company, which is itself a wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial"). Interests in AXA Financial are held by the immediate holding company, AXA America Holdings Inc., and the following affiliated companies: AXA Corporate Solutions Reinsurance Company ("AXA Corporate Solutions") and AXA Belgium SA. AXA holds its interest in AXA America Holdings, Inc. and AXA Corporate Solutions, directly through its wholly owned subsidiary holding company, Ouidinot Participations. AXA holds its interest in AXA Belgium SA, through its wholly owned subsidiary holding company, AXA Holdings Belgium SA.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of each Separate Account at December 31, 2006 and for each of the two years in the period ended December 31, 2006, and the consolidated financial statements of AXA Equitable at December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The consolidated financial statements of AXA Equitable at December 31, 2005 and for each of the two years in the period ended December 31, 2005 are also included in this SAI in reliance on the reports of KPMG LLP, an independent registered public accounting firm, on (i) the consolidated financial statements of AllianceBernstein L.P. as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005, and the December 31, 2005 financial statement schedule, and (ii) the financial statements of AllianceBernstein Holding L.P. (together "AllianceBernstein," formerly "Alliance") as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. The reports are given on the authority of said firm as experts in auditing and accounting.

KPMG LLP was AllianceBernstein's independent registered public accounting firm as of December 31, 2005 and for each of the years in the two-year period ended December 31, 2005. On March 8, 2006, KPMG LLP was terminated, and PricewaterhouseCoopers LLP was appointed as AllianceBernstein's independent registered public accounting firm, as disclosed on AXA Equitable's Report on Form 8-K filed on March 13, 2006. AllianceBernstein Corporation, an indirect wholly owned subsidiary of AXA Equitable, is the general partner of both AllianceBernstein L.P. and AllianceBernstein Holding L.P.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.


DISTRIBUTION OF CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account Nos. 45 and 49, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2006, 2005 and 2004. AXA Equitable paid AXA Advisors as the distributors of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account Nos. 45 and 49, $694,578,570 in 2006, $588,734,659 in 2005, and
$567,991,463 in 2004. Of these amounts, AXA Advisors retained $339,484,801, $293,075,553 and $289,050,171, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account No. 49, AXA Equitable paid AXA Distributors, LLC distribution fees of $694,578,570 for 2006, $561,166,840 for 2005 and $418,189,861 for 2004 as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account No. 49. Of these amounts, for each of these three years, AXA Distributors, LLC retained $88,941,713, $120,349,631 and $57,065,006, respectively.


CALCULATING UNIT VALUES

Unit values are determined at the end of each valuation period for each of the variable investment options. Unit values vary based on the amount of charges we deduct from the variable investment options.

The unit value for a variable investment option for any valuation period is equal to: (i) the unit value for the preceding valuation period multiplied by
(ii) the net investment factor for that option for that valuation period. A valuation period is each business day together with any preceding non-business days. The net investment factor is:

                                      (a)
                                      ---  - c
                                      (b)

where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period. Any amounts allocated to or withdrawn from the option for the valuation period are not taken into account. For this purpose, we use the share value reported to us by AXA Premier VIP Trust and EQ Advisors Trust, (the "Trusts") as applicable.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period. (Any amounts allocated or withdrawn for that valuation period are taken into account.)

(c) is the daily mortality and expense risks charge, administrative charge and any applicable distribution charge relating to the contracts, times the number of calendar days in the valuation period.

Illustration of changes in annuity unit values

To show how we determine variable annuity payments from month to month, assume that the account value on the date annuity payments are to begin is enough to fund an annuity with a monthly payment of $363. Also assume that the annuity unit value for the valuation period that includes the due date of the first annuity payment is $1.05. The number of annuity units credited under the contract would be 345.71 (363 divided by 1.05 = 345.71).

If the fourth monthly payment is due in March, and the average annuity unit value for January was $1.10, the annuity payment for March would be the number of units (345.71) times the average annuity unit value ($1.10), or $380.28. If the average annuity unit value was $1 in February, the annuity payment for April would be 345.71 times $1, or $345.71.


CONDENSED FINANCIAL INFORMATION


The following tables set forth the unit values and number of units outstanding at the year end for each variable investment option, except those options offered for the first time after December 31, 2006. The tables show unit values based on the specified separate account charges that would apply to any contract or investment option to which this SAI relates, except those unit values based on the lowest and highest charges. The tables also show the total number of units outstanding for all contracts to which this SAI relates. Please refer to your April 30, 2007 supplement for a presentation of the unit values and units outstanding, based on the lowest and highest charges that would apply to the underlying portfolios.

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.35%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                             ----------------------------------------------------------
                                                                     2006       2005       2004       2003       2002
-----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $13.16     $11.32     $10.62         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               595        286         51         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,595      1,278        688         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.92     $10.40     $10.29         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               343        285        131         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               438        492        237         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.36     $10.59     $10.39         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               456        367        150         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               946        948        426         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $49.78     $45.74     $44.24     $41.25    $35.10
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             2,505      2,919      3,361      3,674     3,926
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,399      1,314      1,132        732       407
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.64     $11.19     $10.63         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             1,913        711        256         --        --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             6,975      4,170      1,617         --        --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $59.64     $57.52     $53.88     $48.73    $35.92
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               220        284        334        375       404
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               467        585        710        812       899
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.50     $11.24     $11.19     $10.92    $10.67
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               797      1,030      1,247      1,242     1,119
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               738        919      1,011      1,187     1,217
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.08     $11.65     $11.04     $ 9.98    $ 7.90
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               346        460        484        378       205
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               360        464        567        383       235
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $32.49     $29.95     $29.46     $27.48    $22.73
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               911      1,125      1,318      1,384     1,316
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             2,099      2,710      3,408      3,959     3,827
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $16.94     $13.70     $12.03     $10.34    $ 7.81
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               524        462        456        377       183
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               762        657        704        494       118
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $12.33     $11.00     $10.45     $ 9.66    $ 7.64
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               160        181        201        230       166
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               294        268        253        248       169
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 9.64     $ 9.76     $ 9.20     $ 8.74    $ 6.79
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               336        424        449        410       275
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               568        759        801        802       305
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         $14.36     $12.20     $11.54     $10.23    $ 7.91
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               512        544        503        429       344
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,027      1,404      1,102        698       384
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                -------------------------------------------------------
                                                                  2001      2000       1999       1998         1997
-----------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $40.77         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,511         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           289         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $51.19     $69.35     $81.12     $69.37       $70.28
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           513        595        553        293           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,101      1,253      1,163        939          380
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.74     $23.90     $26.59     $27.96       $29.96
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,516      1,616      1,539        801           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,307      4,697      5,048      4,521        1,256
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --         --         --         --           --
-----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                ------------------------------------------------------------
                                                                2006            2005         2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.93       $ 10.11      $  9.45      $  8.58      $  6.20
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            519           629          806          761          429
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            721           863        1,078        1,104          369
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.92       $ 12.30      $ 11.62      $ 10.22      $  7.37
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            535           605          904          765          486
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            779           911        1,203          820          388
----------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.60       $ 10.01      $  9.12      $  8.81      $  5.66
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            609           854        1,028          278           44
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            737         1,024        1,493          571          264
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $267.14       $244.64      $237.75      $211.19      $143.14
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            687           900        1,044        1,145        1,240
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            876         1,138        1,384        1,588        1,770
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 34.43       $ 29.44      $ 28.28      $ 25.51      $ 19.83
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          3,577         4,575        5,306        5,870        6,485
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            618           841          971          776          383
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.95       $ 18.62      $ 18.65      $ 18.54      $ 18.40
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,287         1,772        2,322        2,993        4,099
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            773         1,100        1,348        1,651        1,739
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.42       $ 15.12      $ 13.29      $ 11.40      $  8.55
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          3,112         3,477        3,816        4,111        3,907
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,019         2,553        2,475        2,639          208
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.99       $  7.13      $  6.28      $  5.88      $  4.84
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          4,248         5,346        6,276        7,382        8,409
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,383         8,379        9,271       10,777       12,339
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.38       $ 15.99      $ 15.89      $ 15.53      $ 15.20
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            353           490          460          434          430
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            459           574          603          631          552
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.17       $ 16.90      $ 15.36      $ 13.66      $  9.83
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,201         1,468        1,733        2,001        2,020
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,532         4,499        5,465        6,324        6,943
----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.95       $ 14.99      $ 14.41      $ 12.88      $ 10.14
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          2,657         3,058        3,317        3,362        3,350
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,430         8,002        9,491       10,036       10,473
----------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.50       $ 10.49           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             28            12           --           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             19             2           --           --           --
----------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.78       $  5.92      $  5.66           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            886           767           87           --           --
----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            720           983          345           --           --
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                 --------------------------------------------------------------
                                                                   2001          2000          1999          1998         1997
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $217.65       $247.21       $292.20       $237.18      $186.29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,555         1,775         1,434           550           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           2,160         2,453         2,344         1,542          434
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 25.52       $ 26.28       $ 24.51       $ 20.99           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           7,830         7,903         5,956         1,853           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 17.18       $ 16.14       $ 15.03       $ 15.25           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,288         2,333         2,057           929           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.64       $ 12.74       $ 16.81       $ 12.40           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             737           839           591           166           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.12       $  9.49       $ 11.79            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          10,884        12,132         6,304            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          15,780        17,298         8,614            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.28       $ 16.68       $ 14.88       $ 11.82      $ 12.54
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2,115         2,156         1,264           775           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           8,170         9,189         6,912         6,101        2,521
-------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.90       $ 11.70       $ 12.10       $ 11.84           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2,847            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          10,569        10,105         9,428         5,696           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  -------------------------------------------------------------
                                                                    2006         2005         2004         2003         2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  9.04      $  8.71      $  8.12      $  7.94      $  6.29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               46           54           55           39           29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              157          557          258          189           89
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.11      $ 12.38      $ 11.94      $ 11.46      $  9.38
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               74           45           19           20           13
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            6,381        8,004        9,529       11,360       13,307
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 14.52      $ 12.35      $ 10.68      $  9.53      $  7.29
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              502          525          425          279          133
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,119        3,695        4,078        3,761        3,093
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.07      $ 11.83      $ 11.30      $ 10.33      $  7.97
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,987        2,382        2,835        3,037        3,265
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           10,352       13,004       15,697       17,536       18,971
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.58      $ 11.60      $ 11.10      $ 10.29      $  7.65
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              922        1,079        1,192        1,043          812
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            4,201        5,254        6,079        6,120        5,353
-------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.07      $ 10.40           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              165           56           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              112           18           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.85           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               49           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               94           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 29.97      $ 26.40      $ 25.63      $ 23.57      $ 18.69
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            2,138        2,703        3,163        3,443        3,683
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            6,213        8,100        9,685       10,779       11,356
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.02      $  9.82           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              104            8           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              125           16           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  8.92      $  8.54      $  8.33      $  7.89      $  5.79
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              292          365          431          286          184
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              275          431          573          552          243
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.86      $ 11.69      $ 11.14      $  9.73      $  6.87
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,330        1,652        1,605        1,435          951
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,862        2,752        2,883        2,874        2,717
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 17.55      $ 15.82      $ 14.40      $ 12.39      $  9.42
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,921        2,356        2,500        2,709        2,863
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,465        2,388        2,481        2,639        3,169
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.42           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              222           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              141           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                              For the years ending December 31,
                                                               ----------------------------------------------------------------
                                                                  2001         2000          1999          1998          1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  8.67            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            10            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             6            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 12.90       $ 17.32       $ 21.35       $ 16.61        $12.35
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        16,512        19,069        17,154        10,072         2,581
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  8.69       $ 11.14       $ 13.96            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,210         3,230         1,477            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.72       $ 11.09       $ 10.61            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           231           174            72            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,208         2,064           982            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.15       $ 10.50       $ 10.28            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           376           298           126            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,372         4,745         2,907            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 24.41       $ 28.18       $ 31.67       $ 26.73        $21.21
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         4,413         4,923            16             2            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        12,941        14,537            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  7.72       $  9.43       $ 10.82            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           161           164           139            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           140           136            91            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  8.54       $ 10.00            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           493            82            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,307           638            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 11.20       $ 10.92       $ 10.53       $ 10.48            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,091         1,080           972           560            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,256           223            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --            --            --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                ---------------------------------------------------------------
                                                                  2006           2005         2004         2003        2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.82             --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              8             --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             14             --           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.63        $ 10.50           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            114             54           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             74             17           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 27.50        $ 23.46      $ 22.79           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            191            183           31           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            141            170           72           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.25        $ 11.50           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             82             31           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             78             28           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.36        $  6.38      $  6.02      $  5.44     $  4.39
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            416            569          503          566         552
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            839          1,270        1,149        1,266       1,590
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.07        $ 13.96      $ 13.84      $ 13.48     $ 13.22
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            978          1,222        1,021          985         903
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         10,415          8,972       10,774       12,484      14,961
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.33        $ 13.53      $ 13.20      $ 12.07     $  9.64
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,273          1,142        1,375        1,530       1,663
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,838         13,350       16,352       18,895      21,846
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.38        $ 10.80           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            136             28           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            182             41           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.04        $ 10.00           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            121             93           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            287             55           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.25        $ 10.60           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            119             26           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            490             93           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.74        $ 10.56           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             49             25           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             80             74           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.36        $ 11.15           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            193            240           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            214            210           --           --          --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.44        $ 15.24      $ 13.95      $ 12.80     $  9.89
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,541          1,644        1,467        1,522         767
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,821          2,123        2,102        2,058       1,041
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  -------------------------------------------------------------
                                                                    2001         2000         1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  6.38      $  8.39           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              575          258           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,490          745           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.23      $ 11.48      $ 10.44      $ 10.76           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           14,916       13,606       12,838        8,661           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.08      $ 13.14      $ 12.47      $ 12.82       $11.52
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,936        2,045        2,057          867           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           25,574       28,008       29,522       24,343        8,113
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.34           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               14           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              155           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                ---------------------------------------------------------------
                                                                 2006         2005         2004         2003          2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $24.18       $20.27       $19.96      $ 18.30       $ 14.14
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,213        2,721        3,230        3,348         3,538
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,960        3,782        4,699        4,955         5,160
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $22.90       $18.47       $16.89      $ 14.08       $ 11.14
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,280        1,346        1,244        1,181         1,196
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,421        7,759        9,124       10,329        12,054
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $15.09       $14.19       $13.19      $ 11.88       $  9.31
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         2,809        3,663        4,453        5,082         5,638
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,280        6,697        8,228        9,491        10,806
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.58       $ 9.49       $ 8.98      $  8.17       $  6.79
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           411          551          635          715           776
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,675        4,802        5,835        6,684         6,910
-------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $29.41       $28.53       $28.18      $ 28.34       $ 28.57
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,040        1,076        1,221        1,537         2,299
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,410        2,619        2,938        3,834         5,633
-------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 4.91       $ 4.61       $ 4.43           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           136          143            3           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            28           47           20           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.71           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            50           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            92           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.09           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             8           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            34           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.93           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            17           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            10           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.10           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             9           --           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.84       $ 9.93           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           330          253           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           431          308           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.23       $ 9.98           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           174           76           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           185           57           --           --            --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $19.67       $17.17       $16.63      $ 14.39       $ 10.62
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           761          919          986          840           665
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,861        5,204        6,654        7,289         7,825
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                ---------------------------------------------------------------
                                                                  2001          2000          1999          1998         1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.20       $ 16.52       $ 14.98       $ 12.76       $11.60
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          3,681         3,305         2,567         1,009           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          5,603         5,888         5,766         4,389        1,182
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.55       $ 17.50       $ 20.23       $ 12.80       $10.86
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         14,032        15,833        13,783        10,607        4,609
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.37       $ 22.09       $ 27.59       $ 16.10       $12.13
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          7,229         8,254         6,114         1,942           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         13,726        16,073        13,671         9,117        3,327
-------------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.71       $ 10.51       $ 10.72            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            948         1,014           550            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          8,228         8,940         6,033            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 28.61       $ 28.00       $ 26.78       $ 25.92       $25.00
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          2,501         1,860         2,900         1,566           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,273         5,065         7,278         5,158        1,153
-------------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.50       $ 10.76       $  9.20       $  9.17           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          7,755         7,215         6,774         4,733           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 --------------------------------------------------------------
                                                                  2006         2005         2004          2003         2002
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.79       $ 8.09       $ 7.63            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            286          189           68            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            259          287           29            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $17.14       $14.76       $14.35        $12.36       $ 8.59
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            793          914        1,073         1,030          859
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,660        2,139        2,622         3,320        2,817
-------------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $16.51       $17.43       $16.99            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             45           46           10            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            145          160           17            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.76           --           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             61           --           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             98           --           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.25       $ 5.55       $ 5.16            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            193          114           14            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            177          169           41            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.92       $10.43           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            251          156           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            350          250           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $18.85       $13.94       $10.64        $ 8.72       $ 5.67
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,993        2,131        1,948         1,871        1,807
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,967        3,667        3,845         4,287        3,992
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $13.34       $12.37           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             74           68           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            109           49           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.28       $11.90       $11.36            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            131            7           --            --           --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            117           15           --            --           --
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                  -------------------------------------------------------------
                                                                    2001          2000          1999          1998        1997
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $11.01        $10.94        $11.48        $ 9.64         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             899           989           756           284         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,131         3,340         2,922         1,610         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 6.11        $ 6.53        $11.04        $ 5.72         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,765         2,063         1,267           177         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           4,501         4,990         3,859         1,805         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --            --            --            --         --
-------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 45 and 49 with the daily asset charge of 1.55%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                                    -----------------------------------
                                                                       2006         2005         2004
-------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 13.09       $11.28       $10.60
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 265          106           40
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               6,793          342          120
-------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 10.85       $10.36       $10.27
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 334          254          140
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,202          501          286
-------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 11.29       $10.55       $10.38
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 429          360          137
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               2,537          671          279
-------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 47.71       $43.93       $42.57
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                2045        2,273        2,498
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               3,387          762          659
-------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 12.57       $11.15           --
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                2127          788           --
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              22,340        2,035           --
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 57.17       $55.24       $51.85
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  62           76           88
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 171          172          181
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 11.39       $11.14       $11.13
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                1341        1,555        1,721
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,474        1,199        1,470
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 11.96       $11.56       $10.98
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 427          462          473
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 696          453          565
-------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 31.19       $28.82       $28.41
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 896        1,045        1,146
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,654        1,626        1,924
-------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 16.77       $13.59       $11.96
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 569          462          473
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,168          480          411
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 12.21       $10.92       $10.39
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 302          332          382
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 346          269          397
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $  9.54       $ 9.68       $ 9.15
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 512          600          712
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                 999          613          930
-------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 14.21       $12.10       $11.47
-------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 606          636          613
-------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               1,285          919          809
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                 ------------------------------------------------
                                                                  2003          2002          2001          2000
-----------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $39.77        $33.91        $39.47            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          2,668         2,816         1,417            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            461           279           110            --
-----------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                          --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --            --            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $46.99        $34.70        $49.56        $67.28
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             99           102           118            36
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            211           241           249           106
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.88        $10.65            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,778         1,483            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,625         1,594            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.94        $ 7.88            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            420           347            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            375           264            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $26.55        $22.00        $23.03        $23.23
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,144         1,013           696           145
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,218         1,906         1,632           432
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.30        $ 7.79            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            456           346            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            323           108            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.62        $ 7.63            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            403           338            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            296           201            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.71        $ 6.77            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            701           571            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            759           424            --            --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.18        $ 7.89            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            560           565            --            --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            635           503            --            --
-----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
-----------------------------------------------------------------------------------------------------
                                                                  2006           2005          2004
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.82        $ 10.03       $  9.40
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            807            975         1,099
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            884            663           773
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.78        $ 12.20       $ 11.54
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            656            774           995
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            838            550           720
-----------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.49        $  9.93       $  9.07
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1590          1,869         2,185
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,459          2,792         3,478
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $250.91        $230.23       $224.21
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            361            422           469
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            361            370           430
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 33.51        $ 28.72       $ 27.65
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3490          4,120         4,595
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            743            557           589
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 18.35        $ 18.07       $ 18.13
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2414          2,944         3,603
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            747            873         1,061
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.99        $ 14.79       $ 13.03
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3446          3,745         3,983
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,983          1,000         1,008
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.88        $  7.03       $  6.21
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           4038          4,648         5,347
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          7,569           9.117       10,421
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 15.95        $ 15.60       $ 15.54
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            389            490           489
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            630            455           480
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.82        $ 16.60       $ 15.12
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           2275          2,668         3,054
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,922          1,979         2,313
-----------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.62        $ 14.75       $ 14.21
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3035          3,256         3,414
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          5,695          5,091         5,823
-----------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.34        $ 10.36            --
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             15              4            --
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            100             --            --
-----------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                                       10.96             --            --
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            255             --            --
-----------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.67        $  5.84       $  5.59
-----------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            620            632            71
-----------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,207            536           306
-----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                 -----------------------------------------------
                                                                   2003        2002          2001          2000
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.54     $  6.19            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,103         768            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             720         427            --            --
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.18     $  7.35            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             827         678            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             545         364            --            --
----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.77     $  5.65            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             284         150            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             278         386            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $199.56     $135.53       $206.51       $235.03
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             489         510           468           217
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             484         521           499           204
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 24.98     $ 19.46       $ 25.10       $ 25.90
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           5,025       5,500         4,363         1,223
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             535         298            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.07     $ 17.97       $ 16.81       $ 15.83
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           4,546       5,993         2,919           269
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,357       1,226            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.20     $  8.42       $  9.51       $ 12.60
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           4,195       3,915           702           389
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,052         135            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  5.82     $  4.80       $  7.08       $  9.46
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           6,234       6,946         6,887         3,355
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          11,828      13,521        14,217         6,200
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 15.21     $ 14.92            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             495         429            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             519         474            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.48     $  9.71       $ 14.14       $ 16.56
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,346       3,468         2,681           825
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           2,809       3,037         2,971         1,248
----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.72     $ 10.04       $ 11.80       $ 11.63
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,447       3,347         1,416            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           6,106       6,520         4,851         1,119
----------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --            --            --
----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                                       -----------------------------------------
                                                                        2006            2005            2004
----------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $ 8.91          $ 8.60          $ 8.03
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   52              53              30
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  147              65              88
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.86          $12.16          $11.75
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   86              60              25
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                2,540           2,470           2,815
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $14.30          $12.18          $10.56
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  355             366             328
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                2,904           2,599           2,863
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.87          $11.67          $11.18
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 1219           1,450           1,594
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                4,914           5,540           6,418
----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.39          $11.44          $10.97
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 1149           1,339           1,430
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                3,680           3,879           4,473
----------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $11.04          $10.38              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  178              53              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  382              65              --
----------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $10.84              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   35              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  665              --              --
----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $29.20          $25.77          $25.07
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 1200           1,369           1,508
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                3,534           3,726           4,345
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $ 9.92          $ 9.74              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                   85               4              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  455               9              --
----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $ 8.78          $ 8.42          $ 8.23
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  432             488             647
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                  319             349             400
----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $12.70          $11.56          $11.04
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 2486           2,857           3,046
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                4,317           4,297           4,997
----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $17.21          $15.54          $14.18
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 3415           3,954           4,357
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                3,215           3,279           3,574
----------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
----------------------------------------------------------------------------------------------------------------
 Unit value                                                            $10.42              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  200              --              --
----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                1,076              --              --
----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                -------------------------------------------------
                                                                 2003           2002         2001           2000
-----------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 7.87        $ 6.25        $ 8.63             --
----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            38            35             3             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           101            79            19             --
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.44        $ 7.23        $ 8.65         $11.10
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           238           100            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,832         2,786         2,530          1,050
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.23        $ 7.91        $10.66         $11.05
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,685         1,728           283            110
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,957         7,543         2,052            628
-----------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.19        $ 7.59        $10.10         $10.47
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,359         1,058           339            110
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,616         4,470         3,790          1,311
-----------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.10        $18.36        $24.03         $27.79
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,538         1,539         1,082            421
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,750         5,020         4,534          1,524
-----------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 7,80        $ 5.74        $ 7.67         $ 9.39
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           514           419           233             39
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           500           378           182             47
-----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.67        $ 6.84        $ 8.52         $ 9.99
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         3,156         2,863         1,550             58
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,343         5,392         4,418            609
-----------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                     $12.22        $ 9.32        $11.09         $10.84
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         4,738         5,068         2,457             70
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,783         4,067         3,015            198
-----------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-----------------------------------------------------------------------------------------------------------------
 Unit value                                                         --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --            --            --             --
-----------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                                -----------------------------------
                                                                  2006          2005          2004
---------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------
 Unit value                                                     $10.82            --            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12            --            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           153            --            --
---------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------
 Unit value                                                     $11.59        $10.49            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           116            33            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           425            11            --
---------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------
 Unit value                                                     $26.49        $22.64        $22.05
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           148           129            30
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           519           111            63
---------------------------------------------------------------------------------------------------
EQ/International Growth
---------------------------------------------------------------------------------------------------
 Unit value                                                     $14.20        $11.48            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            39            --            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           310             5            --
---------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------
 Unit value                                                     $ 6.28        $ 6.31        $ 5.97
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1460         1,734         1,916
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,487         5,127         5,897
---------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------
 Unit value                                                     $14.07        $13.73        $13.65
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,359         1,399         1,172
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,950         8,015         8,979
---------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------
 Unit value                                                     $15.76        $13.30        $12.99
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           415           466           509
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,048         4,589         5,234
---------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------
 Unit value                                                     $11.19        $10.64            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            63            20            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           738           113            --
---------------------------------------------------------------------------------------------------
EQ/Long Term Bond
---------------------------------------------------------------------------------------------------
 Unit value                                                     $10.01        $ 9.99            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           145           108            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           567            --            --
---------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------
 Unit value                                                     $12.21        $10.58            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           124            16            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           501            58            --
---------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
---------------------------------------------------------------------------------------------------
 Unit value                                                     $11.70        $10.55            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            30             5            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           138            45            --
---------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
---------------------------------------------------------------------------------------------------
 Unit value                                                     $12.32        $11.13            --
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           117           140            --
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           531           120            --
---------------------------------------------------------------------------------------------------
EQ/Marsico Focus
---------------------------------------------------------------------------------------------------
 Unit value                                                     $16.26        $15.11        $13.86
---------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1408         1,386         1,261
---------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,666         1,390         1,251
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                             -----------------------------------------------
                                                                2003         2002        2001         2000
------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $  5.41       $  4.36       $ 6.36       $ 8.39
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       2,241         2,509        1,651          182
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       6,804         7,940        7,216        1,134
------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 13.32       $ 13.09       $12.13       $11.41
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,191         1,232           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      10,672        12,695        8,943        1,427
------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 11.90       $  9.53       $11.97       $13.04
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         568           620          398           80
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       6,009         6,939        6,123        1,419
------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                       --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          --            --           --           --
------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------
 Unit value                                                  $ 12.74       $  9.87       $11.33           --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)       1,331           616           32           --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       1,338           701           89           --
------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                                     ---------------------------------------
                                                                      2006          2005          2004
------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $23.71        $19.92        $19.65
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1927         2,336         2,719
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,301         1,147         1,430
------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $22.46        $18.15        $16.63
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1158         1,158         1,121
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              3,580         3,145         3,356
------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $14.80        $13.94        $12.99
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1228         1,421         1,652
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,090         2,422         2,867
------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.41        $ 9.36        $ 8.87
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                412           507           599
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              4,130         4,965         5,788
------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $27.92        $27.14        $26.87
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1184         1,196         1,317
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,933         1,954         2,306
------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 4.83        $ 4.54        $ 4.38
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 62            58             3
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                155            14             6
------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.70            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 47            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                623            --            --
------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $11.09            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 17            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                227            --            --
------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.92            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  6            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                158            --            --
------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------
 Unit value                                                           11.09            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                  9            --            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                186            --            --
------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $ 9.81        $ 9.92            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                337           248            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1,202           300            --
------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $10.20        $ 9.97            --
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                140            80            --
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                205            25            --
------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------
 Unit value                                                          $19.31        $16.89        $16.39
------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                683           796           837
------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              2,465         2,629         3,013
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                                   -----------------------------------------------
                                                                    2003          2002          2001          2000
------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $18.05        $13.98        $17.04        $16.40
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            2,785         2,900         1,793           275
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1,339         1,334         1,071           299
------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $13.89        $11.02        $13.42        $17.37
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,114         1,121            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,673         4,227         4,268         2,110
------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $11.72        $ 9.20        $14.23        $21.92
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,886         2,080         2,260         1,301
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,344         3,796         4,345         2,112
------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 8.08        $ 6.73        $ 8.66        $10.47
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              642           706           584           298
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            6,613         7,231         7,160         2,262
------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $27.08        $27.35        $27.44        $26.91
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,572         2,248         2,060           571
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,186         4,967         4,110           826
------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --            --            --            --
------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $14.22        $10.51        $12.39        $10.69
------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              707           482            --            --
------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,182         3,460         2,447           588
------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                                   -----------------------------------
                                                                     2006          2005          2004
------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 8.65        $ 7.97        $ 7.53
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               218           117            30
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               627           195            11
------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------
 Unit value                                                         $16.83        $14.52        $14.15
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               681           710           783
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             1,231           854         1,001
------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------
 Unit value                                                         $15.90         16.83        $16.44
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                27            41             9
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                71            15            --
------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------
 Unit value                                                         $10.75            --            --
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                39            --            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               531            --            --
------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------
 Unit value                                                         $ 6.15        $ 5.47        $ 5.10
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               158           107            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               424           102             6
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------
 Unit value                                                         $11.88        $10.41            --
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               142            85            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               900           131            --
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------
 Unit value                                                         $18.50        $13.71        $10.48
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1689         1,667         1,556
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             2,602         1,632         1,515
------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------
 Unit value                                                         $13.29        $12.36            --
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                44            35            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               361            40            --
------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------
 Unit value                                                         $14.24        $11.89        $11.36
------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               114             8            --
------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               407             5             1
------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                                 --------------------------------------------
                                                                  2003        2002         2001         2000
-------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.21      $ 8.50       $10.92       $10.87
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            789         660          361          106
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,152         974          825          270
-------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.61      $ 5.61       $ 6.06       $ 6.49
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,439       1,441        1,014          541
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,462       1,464        1,482          881
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --           --
-------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.60%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                            ---------------------------------------------------
                                                              2006       2005       2004       2003        2002
---------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 13.07     $11.26     $10.59         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        189         92         24         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      3,308      1,298        726         --         --
---------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 10.84     $10.35     $10.27         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        190        168         63         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,508      1,073        686         --         --
---------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 11.28     $10.54     $10.37         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        462        397        279         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,741      1,299        787         --         --
---------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 47.21     $43.48     $42.17     $39.41     $33.62
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,195      1,301      1,400      1,489      1,564
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      3,955      4,167      3,907      2,733        598
---------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 12.55     $11.14     $10.61         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)      1,043        408        180         --         --
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)     11,247      7,926      3,664         --         --
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 56.56     $54.68     $51.36     $46.56     $34.41
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         53         62         74         79         66
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        292        331        388        429        338
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 11.36     $11.12     $11.11     $10.87     $10.64
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        915      1,033      1,124      1,240      1,234
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      6,686      7,527      8,293      8,217      3,282
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 11.94     $11.53     $10.96     $ 9.93     $ 7.88
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        223        269        301        265        189
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,865      2,078      2,231      1,758        398
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 30.88     $28.55     $28.15     $26.32     $21.83
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        475        558        647        634        511
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      3,798      4,585      5,526      5,467      2,248
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 16.73     $13.57     $11.94     $10.29     $ 7.79
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        377        423        460        371        286
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      2,676      2,300      2,160      1,684        553
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 12.18     $10.89     $10.37     $ 9.61     $ 7.62
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        175        208        255        249        213
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      1,745      1,956      2,038      1,850        635
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $  9.52     $ 9.66     $ 9.13     $ 8.70     $ 6.77
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        355        356        384        385        283
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      4,202      4,551      4,852      4,258      1,299
---------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                                 $ 14.18     $12.07     $11.46     $10.17     $ 7.89
---------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        326        300        304        297        292
---------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)      4,325      4,766      4,712      3,848      1,272
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                  ---------------------------------------------------
                                                                   2001       2000       1999       1998       1997
---------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $39.15         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,005         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              97         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $49.16     $66.77     $78.30     $67.13     $68.19
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              73         65         16         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             402        420        141         16         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $22.86     $23.07     $25.73     $27.12     $29.13
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             500        219         35         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,835      1,211        574        170          2
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                              --------------------------------------------------------
                                                                2006         2005        2004        2003        2002
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.79      $ 10.01     $  9.38     $  8.53     $  6.18
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          402          460         503         538         344
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        4,520        5,281       6,078       5,628       1,488
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.75      $ 12.18     $ 11.53     $ 10.17     $  7.35
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          386          425         575         467         381
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,885        4,432       5,059       3,927       1,262
----------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.46      $  9.91     $  9.05     $  8.76     $  5.65
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          889        1,089       1,346         281          96
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,343        4,090       4,725       1,117         205
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $247.00      $226.77     $220.94     $196.75     $133.70
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          200          244         275         301         314
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          490          586         683         689         581
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 33.29      $ 28.54     $ 27.49     $ 24.85     $ 19.37
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,654        1,975       2,231       2,534       2,830
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        2,676        3,197       3,420       3,013       1,002
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 18.20      $ 17.94     $ 18.01     $ 17.95     $ 17.86
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,493        1,833       2,200       2,818       3,868
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        2,358        2,881       3,326       3,448       2,501
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.88      $ 14.71     $ 12.97     $ 11.15     $  8.38
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,534        1,664       1,745       1,928       1,910
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        4,168        4,498       4,337       4,026         604
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  6.86      $  7.01     $  6.19     $  5.81     $  4.79
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        2,322        2,818       3,283       3,962       4,522
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       11,991       14,352      15,822      17,115      16,550
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 15.84      $ 15.50     $ 15.45     $ 15.13     $ 14.85
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          243          296         279         282         347
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        2,329        2,753       2,951       3,122       1,064
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.73      $ 16.53     $ 15.07     $ 13.43     $  9.69
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          908        1,100       1,230       1,362       1,384
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,069        3,839       4,346       4,534       3,377
----------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.54      $ 14.69     $ 14.16     $ 12.68     $ 10.01
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,465        1,617       1,814       1,839       1,712
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       13,777       15,585      17,155      15,959       8,615
----------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.33      $ 10.36          --          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           17            5          --          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           99           53          --          --          --
----------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.69      $ 10.71          --          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          669        1,084          --          --          --
----------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
----------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  6.64      $  5.82     $  5.57          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          421          387          56          --          --
----------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          907        1,277         370          --          --
----------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                           For the years ending December 31,
                                                              -----------------------------------------------------------
                                                                2001          2000        1999         1998         1997
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $203.81      $232.08      $275.01      $223.79      $176.22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          380          310           66           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          661          618          255           35            1
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 25.00      $ 25.80      $ 24.13           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        3,407        1,662          342           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 16.72      $ 15.75      $ 14.70           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        2,545          486           59           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  9.48      $ 12.56      $ 16.61           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          404          302           38           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  7.07      $  9.45      $ 11.77           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        5,608        4,909        1,112           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)       18,765       17,412        5,630           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 14.11      $ 16.53      $ 14.78      $ 11.77      $ 12.52
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,276          718           30           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        3,423        3,189          818          211           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.78      $ 11.61      $ 12.04      $ 11.81           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)        1,138           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)        6,000        3,700        1,532          315           --
-------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                                -----------------------------------------------------------
                                                                  2006         2005         2004         2003        2002
---------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.87      $  8.57      $  8.01      $  7.86      $ 6.24
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             10           10           11           25          38
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            367          468          498          478         128
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.80      $ 12.11      $ 11.71      $ 11.27      $ 9.24
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            134           45           29           39          16
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,547        2,581        2,715        2,971       2,171
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.24      $ 12.14      $ 10.53      $  9.42      $ 7.22
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            235          191          193          146          59
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          9,957       11,032       11,933       10,611       5,973
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.82      $ 11.63      $ 11.14      $ 10.21      $ 7.89
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            654          775          867          896         961
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          9,568       11,228       12,694       12,682       9,408
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.34      $ 11.40      $ 10.94      $ 10.17      $ 7.57
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            545          703          805          770         643
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         12,120       14,266       15,720       14,963       8,308
---------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.03      $ 10.38           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            108           40           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            247          113           --           --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.84           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             33           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            332           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 29.01      $ 25.62      $ 24.94      $ 22.99      $18.28
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            723          864          968        1,030       1,042
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          8,474       10,127       11,584       11,512       7,152
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.92      $  9.74           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             61            4           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            471           36           --           --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.74      $  8.39      $  8.20      $  7.79      $ 5.73
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            157          190          242          184         143
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,731        2,184        2,500        2,016         424
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.66      $ 11.53      $ 11.02      $  9.65      $ 6.83
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,207        1,413        1,558        1,665       1,471
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          8,561       10,309       11,422       10,509       4,322
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.13      $ 15.47      $ 14.13      $ 12.18      $ 9.29
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)          1,391        1,673        1,805        2,005       2,145
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          6,178        7,278        7,736        7,229       3,714
---------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.42           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            120           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            730           --           --           --          --
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                                -----------------------------------------------------------
                                                                 2001         2000         1999         1998         1997
---------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.62           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             6           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            13           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $12.75       $17.16       $21.20       $16.54       $12.33
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,221        1,658          576          282           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.64       $11.09       $13.93           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,697        5,514        1,286           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.65       $11.04       $10.60           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           166          112           13           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,151        2,953          987           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.09       $10.46       $10.26           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           337          155           31           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,886        5,538        2,436           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.93       $27.69           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,038          734           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,601        6,057           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 7.66       $ 9.38       $10.80           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            90           17            8           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           141           78            6           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.51       $ 9.99           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           932          126           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,644          617           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.07       $10.82       $10.45           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,487           87           18           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,090          251           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                   ----------------------------------------------------------
                                                                     2006         2005         2004         2003        2002
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 10.81           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                 7           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                51           --           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.58      $ 10.49           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                44           19           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               268          107           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 26.24      $ 22.44      $ 21.86           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               102           89           21           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               291          339           74           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 14.19      $ 11.48           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                24            3           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               273           98           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $  6.26      $  6.29      $  5.96      $  5.40     $  4.36
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               876          970        1,047        1,206       1,333
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             5,400        6,287        6,714        6,805       4,722
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 14.01      $ 13.68      $ 13.60      $ 13.28     $ 13.05
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               924          943          748          804         702
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            12,428       14,021       15,208       16,175      13,419
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 15.68      $ 13.24      $ 12.94      $ 11.86     $  9.51
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               281          306          338          377         359
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             4,115        4,803        5,325        5,701       4,777
-----------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.18      $ 10.63           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                63            6           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               784          195           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 10.00      $  9.98           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                64           55           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               390          431           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.20      $ 10.58           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                83           13           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               502          135           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 11.69      $ 10.54           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)                22           21           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               166          132           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 12.31      $ 11.13           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               115          102           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)                19          490           --           --          --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        $ 16.22      $ 15.07      $ 13.84      $ 12.72     $  9.86
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               745          712          676          685         427
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            10,192       11,276       11,463       10,296       2,423
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  -----------------------------------------------------------
                                                                    2001        2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  6.36      $ 8.39           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            1,187         295           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            3,856       1,315           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.10      $11.40       $10.39       $10.73           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           10,537       5,112        2,026          379           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.94      $13.02       $12.39       $12.76       $11.50
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              287         124           12           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            4,156       1,755          978          714           17
-----------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                            --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.33          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               24          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)               78          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $23.60       $19.83       $19.58       $17.99       $13.94
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           917        1,046        1,213        1,296        1,419
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,644        4,227        4,909        4,335        2,235
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $22.35       $18.07       $16.57       $13.84       $10.98
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           514          514          468          487          498
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,311        4,992        5,077        5,316        3,555
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.72       $13.88       $12.94       $11.68       $ 9.18
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           791          957        1,142        1,345        1,556
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,075        3,566        4,258        4,710        4,661
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.37       $ 9.33       $ 8.84       $ 8.07       $ 6.72
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           298          328          421          474          474
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         6,684        7,849        8,941        9,707        8,237
---------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $27.57       $26.81       $26.55       $26.78       $27.06
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)         1,177        1,247        1,478        1,911        2,863
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         3,996        4,058        4,693        6,370        9,288
---------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 4.81       $ 4.53       $ 4.36           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            29           44            3           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           206          172           19           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.70           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            23           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           372           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.09           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            61           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.92           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            --           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            21           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.09           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            14           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            30           --           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 9.80       $ 9.92           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           206          120           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,411          848           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.19       $ 9.96           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           104           26           --           --           --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           593          132           --           --           --
---------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $19.22       $16.83       $16.33       $14.17       $10.49
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           395          502          499          370          275
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         5,693        6,888        7,850        7,354        5,021
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                 ----------------------------------------------------------
                                                                   2001        2000        1999        1998        1997
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 17.00      $16.37      $14.88      $12.71      $11.58
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,305         431         163          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,559       1,079         173          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.39      $17.34      $20.10      $12.75      $10.84
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,126       2,033         771         422           4
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.20      $21.88      $27.40      $16.03      $12.11
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           1,966       1,834         383          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           5,707       5,759       1,680         200           2
---------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  8.64      $10.45      $10.70          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             543         359         103          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           8,655       7,052       2,906          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 27.16      $26.65      $25.55      $24.80      $23.98
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           3,954       1,882         549          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          13,759          --       9,875       5,805         349
---------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                           --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.37      $10.68      $ 9.15      $ 9.14          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --          --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,274       2,109          98         344          --
---------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                               ---------------------------------------------------------
                                                                 2006        2005        2004         2003        2002
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 8.61      $ 7.94      $ 7.51           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           125          61          11           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           605         410          22           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $16.75      $14.46      $14.10       $12.18      $ 8.48
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           323         325         378          358         240
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,912       3,372        3.996       4,084       1,913
------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $15.76      $16.68      $16.30           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            12          13           2           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           104         146          19           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      10.75          --          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            28          --          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           298          --          --           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 6.12      $ 5.45      $ 5.08           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            69          33           4           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           397         286          69           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.87      $10.41          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           129          40          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           647         410          --           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $18.41      $13.65      $10.45       $ 8.58      $ 5.59
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)           929         929         860          837         857
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         4,518       5,043       4,587        4,232       2,823
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $13.28      $12.35          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            30          33          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           322         172          --           --          --
------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.22      $11.88      $11.36           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            50           6          --           --          --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           168          40           1           --          --
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 -------------------------------------------------------
                                                                  2001        2000         1999         1998        1997
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.90      $10.86       $11.42       $9.61         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            239         113           23          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,535       1,382          522         211         --
------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.04      $ 6.47       $10.97       $5.70         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            821         715          126          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,043       2,958          962         203         --
------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             --          --           --          --         --
------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.20%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------
                                                               For the years ending December 31,
                                                    -------------------------------------------------------------
                                                      2006         2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 13.22      $ 11.35       $ 10.63           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,827        1,271           728           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 10.96      $ 10.43       $ 10.31           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,143          397           373           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 11.41      $ 10.62       $ 10.41           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,249          849           695           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 51.39      $ 47.15       $ 45.53      $ 42.39      $ 36.01
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,475        4,798         5,029        4,208        1,221
-----------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 12.70      $ 11.22       $ 10.65           --           --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  8,825        5,795         3,138           --           --
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 61.57      $ 59.29       $ 55.46      $ 50.07      $ 36.85
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    238          264           269          265          161
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 11.59      $ 11.30       $ 11.24      $ 10.96      $ 10.69
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 10,117       11,139        12,384       12,153        4,285
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 12.17      $ 11.72       $ 11.09      $ 10.01      $  7.91
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,342        3,665         3,994        3,394          929
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 33.49      $ 30.83       $ 30.28      $ 28.20      $ 23.29
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,901        4,366         4,900        4,511          903
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 17.07      $ 13.79       $ 12.09      $ 10.38      $  7.82
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,610        3,367         3,660        3,008          923
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 12.42      $ 11.07       $ 10.50      $  9.69      $  7.65
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  2,469        2,709         2,980        2,952        1,004
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $  9.71      $  9.82       $  9.24      $  8.77      $  6.80
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,513        5,006         6,362        5,953        2,130
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 14.47      $ 12.27       $ 11.60      $ 10.26      $  7.92
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  5,608        6,137         6,199        5,210        1,722
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 11.01      $ 10.17       $  9.50      $  8.60      $  6.21
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  6,249        7,050         8,108        7,657        2,602
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 14.03      $ 12.38       $ 11.67      $ 10.25      $  7.38
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,691        5,098         5,827        5,443        1,889
-----------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $ 10.68      $ 10.07       $  9.16      $  8.83      $  5.67
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  2,567        2,975         3,498        1,530          306
-----------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------
 Unit value                                         $279.98      $256.01       $248.43      $220.33      $149.11
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    463          545           613          548          222
-----------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                     --------------------------------------------------------------------
                                                        2001       2000        1999         1998        1997        1996
-------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 52.44     $ 70.94     $ 82.86      $ 70.74     $ 71.57     $ 65.53
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     153         185         213          266         279           9
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 24.29     $ 24.42     $ 27.13      $ 28.48     $ 30.46     $ 26.09
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     221         260         329          422         439          24
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                               --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --          --          --           --          --          --
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $226.39     $256.74     $303.01      $245.58     $192.60     $151.23
-------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     154         188         205          230         240           8
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                 ------------------------------------------------------------
                                                                   2006         2005          2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 35.13      $ 29.99       $ 28.77      $ 25.91       $20.11
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               4,147        4,757         5,149        5,046        1,615
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 19.41      $ 19.05       $ 19.04      $ 18.91       $18.73
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               3,131        3,491         4,043        4,619        1,850
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.75      $ 15.37       $ 13.49      $ 11.55       $ 8.65
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               5,626        5,792         5,816        5,125        1,285
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  7.07      $  7.20       $  6.34      $  5.92       $ 4.86
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               5,507        5,789         6,068        5,986        2,292
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 16.71      $ 16.29       $ 16.17      $ 15.77       $15.42
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               3,669        4,057         4,383        4,326        1,432
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.44      $ 17.12       $ 15.54      $ 13.80       $ 9.91
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               3,494        3,815         4,124        4,091        1,279
-----------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 18.20      $ 15.17       $ 14.56      $ 12.99       $10.22
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              13,475       14,461        15,533       14,531        4,578
-----------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.39      $ 10.37            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  79            9            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.82      $ 10.79       $ 10.16           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 691        1,352           339           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  6.86      $  5.99       $  5.71           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               1,698        1,681           216           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $  9.14      $  8.79       $  8.18      $  8.00       $ 6.33
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 625          723           782          744          182
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.31      $ 12.54       $ 12.08      $ 11.58       $ 9.46
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               1,982        2,062         2,149        2,153          710
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 14.69      $ 12.47       $ 10.78      $  9.60       $ 7.33
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               6,892        7,621         8,017        6,516        1,628
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 13.23      $ 11.95       $ 11.40      $ 10.41       $ 8.01
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               6,465        7,166         8,080        7,741        2,252
-----------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 12.73      $ 11.72       $ 11.19      $ 10.36       $ 7.69
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              11,985       13,164        14,528       13,433        2,981
-----------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 11.10      $ 10.41            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 436          161            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 10.85           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 302           --            --           --           --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 30.57      $ 26.88       $ 26.06      $ 23.92       $18.94
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               7,331        8,383         9,053        8,439        2,393
-----------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                                                 For the years ending December 31,
                                                                -----------------------------------------------------------------
                                                                 2001        2000         1999         1998        1997      1996
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 7.15      $ 9.52       $11.80           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 89         114           79           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.38      $16.78       $14.94       $11.85      $12.55      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                105         191           50          102          89      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.97      $11.75       $12.13       $11.86          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                114          54           46           22          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.70          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $13.00      $17.41       $21.43       $16.65      $12.37      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                193         235          245          160         124      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 8.73      $11.17       $13.97           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 26          23           15           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.76      $11.12       $10.62           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 17          10            3           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.20      $10.53       $10.29           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 59           8            7           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                          --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 --          --           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $24.71      $28.47           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 71          78           --           --          --      --
---------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                  ----------------------------------------------------------------
                                                    2006          2005           2004          2003         2002
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $  9.97       $  9.75             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  493            38             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $  9.03       $  8.63        $  8.40       $  7.95       $ 5.82
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                2,218         2,770          3,237         2,600          551
------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.98       $ 11.78        $ 11.21       $  9.78       $ 6.89
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               11,305        12,783         13,609        12,491        2,799
------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 17.81       $ 16.03        $ 14.57       $ 12.51       $ 9.51
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                8,423         8,724          9,029         8,508        3,161
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.43            --             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  664            --             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.83            --             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   78            --             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.66       $ 10.51             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  321            81             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 28.28       $ 24.09        $ 23.37            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  341           297             62            --           --
------------------------------------------------------------------------------------------------------------------
EQ/International Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.29       $ 11.51             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  240            40             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $  6.43       $  6.43        $  6.06       $  5.47       $ 4.40
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                4,810         5,457          5,744         5,658        2,123
------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.53       $ 14.13        $ 13.99       $ 13.60       $13.32
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               10,809        11,494         11,977        11,974        3,674
------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 16.31       $ 13.71        $ 13.35       $ 12.19       $ 9.73
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                3,079         3,795          3,942         3,680        1,342
------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.24       $ 10.64             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  605            93             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.07       $ 10.01             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  370           139             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.29       $ 10.61             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  438            94             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.77       $ 10.57             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  117            54             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.40       $ 11.16             --            --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  597           444             --            --           --
------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 16.57       $ 15.34        $ 14.02       $ 12.84       $ 9.91
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               13,414        14,341         14,238        13,403        2,875
------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                       For the years ending December 31,
                                                        -----------------------------------------------------------------------
                                                         2001         2000          1999         1998         1997         1996
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 8.56       $10.00           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        19            7           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $11.28       $10.98           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        37            9           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 6.39       $ 8.40           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        20           29           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $12.30       $11.04       $10.47        $10.77           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       280           14          139            98           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $12.16       $13.21       $12.52        $12.85       $11.53         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       324          341          423           506          383         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                 --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        --           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                             $11.35           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                         2           --           --            --           --         --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

------------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                       -----------------------------------------------------------
                                                        2006         2005          2004         2003         2002
------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $24.54       $20.54        $20.19       $18.49       $14.26
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    4,984        5,635         6,364        5,670        1,591
------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $23.23       $18.71        $17.09       $14.22       $11.24
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    4,607        4,933         4,781        4,396        1,445
------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $15.31       $14.38        $13.35       $12.00       $ 9.39
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,300        1,516         1,558        1,506          496
------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.71       $ 9.60        $ 9.06       $ 8.23       $ 6.83
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    3,293        3,821         4,211        4,026          993
------------------------------------------------------------------------------------------------------------------
EQ/Money Market
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $30.57       $29.61        $29.20       $29.33       $29.52
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,365        1,411         1,417        1,972        1,554
------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 4.96       $ 4.66        $ 4.47           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      143          137            13           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.71           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      372           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $11.10           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      135           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.94           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       12           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $11.10           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       20           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 9.86       $ 9.94            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,522        1,269            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.26       $ 9.99            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      356          189            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $19.94       $17.38        $16.80       $14.55       $10.70
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    6,898        7,963         8,796        8,124        2,322
------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 8.90       $ 8.17        $ 7.70           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      680          554            19           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $17.38       $14.94        $14.50       $12.48       $ 8.66
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    3,525        3,854         4,174        3,847        1,053
------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $16.98       $17.90        $17.42           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       96           88            19           --           --
------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $10.76           --            --           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      237           --            --           --           --
------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 6.32       $ 5.61        $ 5.21           --           --
------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      473          215            12           --           --
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                     For the years ending December 31,
                                                      ----------------------------------------------------------------
                                                       2001       2000       1999         1998       1997       1996
----------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $13.65     $17.60     $20.32       $12.83     $10.87         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     154        182        199          190        187         --
----------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $14.47     $22.21     $27.70       $16.14     $12.14         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     147        214        227          176        149         --
----------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 8.75     $10.54     $10.74           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      77         42         31           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $29.51     $28.84     $27.54       $26.62     $25.64     $24.68
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     256        266        360          329        359        127
----------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $12.57     $10.81     $ 9.23       $ 9.18         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     111         41         20           26         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
----------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.07     $10.99     $11.51       $ 9.65         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      23         18         18           18         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
----------------------------------------------------------------------------------------------------------------------
 Unit value                                               --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --         --         --           --         --         --
----------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-----------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                 ----------------------------------------------------------------
                                                  2006        2005        2004         2003      2002       2001
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $11.95      $10.44          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                811         393          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $19.12      $14.12      $10.76      $  8.81     $5.72      $6.15
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)              4,088       4,095       3,531       27,090       737         43
-----------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $13.37      $12.39          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                320         133          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------------------
 Unit value                                      $14.32      $11.92          --           --        --         --
-----------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                238          25          --           --        --         --
-----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                  --------------------------------------------------------
                                                   2000         1999         1998         1997        1996
----------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
----------------------------------------------------------------------------------------------------------
 Unit value                                          --            --          --          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 --            --          --          --          --
----------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                       $6.56        $11.08       $5.73          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 55            52          16          --          --
----------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                          --            --          --          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 --            --          --          --          --
----------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                          --            --          --          --          --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 --            --          --          --          --
----------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Accounts 49 with the daily asset charge of 1.25%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------
                                                            For the years ending December 31,
                                                     -------------------------------------------------
                                                       2006          2005          2004          2003
------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.64       $ 12.58       $ 11.79        $10.68
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  22,269        12,752         5,189           186
------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.48       $ 10.93       $ 10.80        $10.32
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   5,079         3,564         1,608           153
------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.14       $ 11.31       $ 11.09        $10.42
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  13,188         8,710         3,924            78
------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.74       $ 11.69       $ 11.30        $10.52
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  68,613        49,852        22,917         1,082
------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.03       $ 12.41       $ 11.78        $10.68
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  99,167        58,275        20,548           815
------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.11       $ 12.63       $ 11.82        $10.68
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,071           674           354            14
------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.75       $ 10.49       $ 10.44        $10.18
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   5,510         4,598         2,892           202
------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.87       $ 12.40       $ 11.74        $10.60
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   3,336         2,552         1,325            79
------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.57       $ 11.58       $ 11.38        $10.60
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   8,081         6,661         3,911           371
------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 18.47       $ 14.93       $ 13.09        $11.25
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   4,388         2,637         1,558            68
------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.56       $ 12.09       $ 11.47        $10.59
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,032           794           424            26
------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.57       $ 11.70       $ 11.03        $10.47
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,678         2,153         1,580           113
------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 15.61       $ 13.24       $ 12.52        $11.08
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   4,449         3,350         1,540           106
------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.48       $ 12.45       $ 11.63        $10.54
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   3,239         2,543         1,570           142
------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 15.04       $ 13.27       $ 12.52        $11.01
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,904         2,263         1,454           126
------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.46       $ 11.76       $ 10.70        $10.32
------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,251         1,745           969            57
------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                              -----------------------------------------------
                                                                2006          2005         2004         2003
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.88        $12.69       $12.32       $10.94
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           12,334         9,642        5,278          307
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 14.80        $12.64       $12.14       $10.93
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            7,744         6,550        3,640          209
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.36        $10.17       $10.17       $10.10
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,015         1,844        1,271          119
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 18.16        $14.88       $13.07       $11.20
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            8,352         5,355        1,996           93
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 12.36        $12.58       $11.08       $10.36
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,328         1,804          829           60
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 10.80        $10.54       $10.46       $10.21
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            4,096          3.152       1,612           84
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 14.37        $13.35       $12.12       $10.77
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            3,592         2,764        1,487          109
-------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 15.30        $12.77       $12.26       $10.95
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           13,336         9,974        5,206          329
-------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.38        $10.36           --           --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              562            76           --           --
-------------------------------------------------------------------------------------------------------------
AXA Rosenberg Value Long/Short Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.07        $11.05       $10.41       $10.17
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,099         1,352          417           19
-------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $  6.83        $ 5.97       $ 5.69           --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            5,155         3,884          224           --
-------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.99        $11.53       $10.74       $10.50
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                              860           679          278           17
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.96        $11.27       $10.86       $10.42
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            3,646         1,914          271           34
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 17.09        $14.52       $12.55       $11.19
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            7,928         5,898        3,195          150
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.62        $12.31       $11.75       $10.73
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            4,859         4,008        2,468          154
-------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 13.25        $12.20       $11.66       $10.80
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            9,363         7,792        4,756          338
-------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-------------------------------------------------------------------------------------------------------------
 Unit value                                                   $ 11.09        $10.40           --           --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2,166           732           --           --
-------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

----------------------------------------------------------------------------------------------------
                                                         For the years ending December 31,
                                                  --------------------------------------------------
                                                    2006           2005           2004         2003
----------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.85             --             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  597             --             --           --
----------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 13.74        $ 12.09         $11.73       $10.77
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               11,573         10,047          5,582          374
----------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
----------------------------------------------------------------------------------------------------
 Unit value                                       $  9.96        $  9.75             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,258            100             --           --
----------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.14        $ 11.61         $11.31       $10.70
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,943          1,920          1,379           85
----------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 15.04        $ 13.66         $13.00       $11.35
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                9,034          6,968          3,775          306
----------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 15.71        $ 14.15         $12.87       $11.06
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                7,522          6,055          2,897          148
----------------------------------------------------------------------------------------------------
EQ/Franklin Income
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.43             --             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,560             --             --           --
----------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.82             --             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  191             --             --           --
----------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.65        $ 10.51             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,305            475             --           --
----------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 28.01        $ 23.87         $23.18           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,848          1,166             78           --
----------------------------------------------------------------------------------------------------
EQ/International Growth
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.28        $ 11.51             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,109            358             --           --
----------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.28        $ 12.29         $11.60       $10.48
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,601          1,330            680           55
----------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.89        $ 10.60         $10.50       $10.21
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               13,554         10,991          4,339          252
----------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 14.67        $ 12.34         $12.02       $10.98
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,576          1,298            769           63
----------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 11.23        $ 10.64             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                2,181            386             --           --
----------------------------------------------------------------------------------------------------
EQ/Long Term Bond
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 10.06        $ 10.01             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,819            753             --           --
----------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
----------------------------------------------------------------------------------------------------
 Unit value                                       $ 12.28        $ 10.61             --           --
----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                1,836            757             --           --
----------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                       ---------------------------------------------------
                                                         2006           2005          2004          2003
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.76        $ 10.57            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       841            415            --            --
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 12.39        $ 11.16            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,813          1,971            --            --
----------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.64        $ 12.63        $11.55        $10.59
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    17,558         12,004         4,974           348
----------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.49        $ 12.14        $11.94        $10.93
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7,573          6,492         4,028           189
----------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 18.13        $ 14.61        $13.34        $11.11
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     7,280          5,025         1,602            73
----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.06        $ 12.27        $11.40        $10.25
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,399            992           530            22
----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.74        $ 12.32        $11.64        $10.58
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,098          1,065           679            51
----------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.38        $ 10.06        $ 9.93        $ 9.98
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,721          2,172         1,335           252
----------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  4.95        $  4.64        $ 4.46            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,387          1,014           143            --
----------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.71             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,134             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.09             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       217             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.93             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       111             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.10             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       122             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  9.86        $  9.94            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     6,212          2,883            --            --
----------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.25        $  9.99            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,130            333            --            --
----------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $ 15.00        $ 13.08        $12.66        $10.95
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     8,534          6,948         3,850           232
----------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  8.87        $  8.15        $ 7.67            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,735          1,820            59            --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-----------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                                  ---------------------------------------------------
                                                   2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------
EQ/Small Company Index
-----------------------------------------------------------------------------------------------------
 Unit value                                       $14.92         $12.84         $12.47         $10.73
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               3,972          2,861          1,702            121
-----------------------------------------------------------------------------------------------------
EQ/TCW Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                       $16.82         $17.74         $17.28             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 578            688             53             --
-----------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                       $10.76             --             --             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 950             --             --             --
-----------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-----------------------------------------------------------------------------------------------------
 Unit value                                       $ 6.30         $ 5.59         $ 5.19             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               2,323          1,420             96             --
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-----------------------------------------------------------------------------------------------------
 Unit value                                       $11.94         $10.44             --             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               4,735          2,313             --             --
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-----------------------------------------------------------------------------------------------------
 Unit value                                       $24.92         $18.41         $14.04         $11.50
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               6,367          4,108          1,431             64
-----------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-----------------------------------------------------------------------------------------------------
 Unit value                                       $13.36         $12.38             --             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)               2,067            742             --             --
-----------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------------------------------------------------------------------------
 Unit value                                       $14.26         $11.87         $11.37             --
-----------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 885            149              4             --
-----------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.50%.



UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

-----------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                   --------------------------------------------------------
                                                      2006           2005              2004           2003
-----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  14.52         $ 12.51          $ 11.75         $10.67
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 22,907          13,134            5,787            212
-----------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  11.39         $ 10.87          $ 10.77         $10.31
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  7,544           5,980            2,987            213
-----------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.04         $ 11.24          $ 11.05         $10.41
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 19,344          14,424            6,175            444
-----------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.63         $ 11.62          $ 11.26         $10.51
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 84,073          66,161           30,895          2,029
-----------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.91         $ 12.34          $ 11.74         $10.67
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                104,098          66,976           23,331            995
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.00         $ 12.55          $ 11.78         $10.67
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,606           1,049              658             70
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  10.66         $ 10.43          $ 10.41         $10.17
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  8,806           7,189            4,559            446
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.76         $ 12.32          $ 11.70         $10.59
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  5,093           3,781            2,001            124
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.46         $ 11.51          $ 11.34         $10.59
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 13,219          11,372            6,690            712
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  18.32         $ 14.84          $ 13.05         $11.24
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  6,780           4,388            2,692            191
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.45         $ 12.02          $ 11.43         $10.58
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  1,702           1,464              886            108
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  11.47         $ 11.64          $ 10.99         $10.46
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  3,872           3,154            1,909            136
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  15.48         $ 13.17          $ 12.48         $11.07
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  6,667           4,853            2,322            116
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  13.36         $ 12.38          $ 11.59         $10.53
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,590           3,750            2,441            274
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  14.91         $ 13.19          $ 12.48         $11.00
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,683           3,833            2,655            288
-----------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-----------------------------------------------------------------------------------------------------------
 Unit value                                        $  12.35         $ 11.69          $ 10.66         $10.31
-----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  4,306           3,246            1,826            104
-----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                            For the years ending December 31,
                                                                  ---------------------------------------------------
                                                                    2006           2005           2004         2003
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.76        $ 12.62        $ 12.28       $10.93
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               21,038         18,381         10,684          698
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 14.68        $ 12.57        $ 12.10       $10.93
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               12,041         10,255          5,753          452
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.27        $ 10.11        $ 10.14       $10.10
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                3,263          2,914          2,082          216
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 18.00        $ 14.80        $ 13.03       $11.19
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               10,530          7,171          2,946          147
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 12.25        $ 12.51        $ 11.05       $10.35
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                3,308          2,395            987           80
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.71        $ 10.47        $ 10.42       $10.20
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                6,212          5,266          2,713          207
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 14.25        $ 13.27        $ 12.08       $10.76
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                5,108          3,772          2,272          157
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 15.18        $ 12.69        $ 12.22       $10.94
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               19,714         14,454          7,621          544
---------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.34        $ 10.36             --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  565            149             --           --
---------------------------------------------------------------------------------------------------------------------
AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 10.98        $ 10.99        $ 10.37       $10.16
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                3,527          2,846            958           32
---------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $  6.70        $  5.86        $  5.61           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               10,601          7,594            538           --
---------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.89        $ 11.47        $ 10.71       $10.49
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  778            570            333            6
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.86        $ 11.21        $ 10.82       $10.41
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                2,829          1,697            464           83
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 16.95        $ 14.43        $ 12.51       $11.18
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                7,597          5,867          3,446          181
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.51        $ 12.24        $ 11.72       $10.72
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                4,660          4,062          2,784          143
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 13.14        $ 12.13        $ 11.62       $10.79
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                8,362          7,494          5,095          368
---------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 11.05        $ 10.39             --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                2,907          1,183             --           --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                                                                  For the years ending December 31,
                                                        -------------------------------------------------------
                                                          2006            2005            2004            2003
---------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.84              --              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        815              --              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 13.63         $ 12.02          $11.69          $10.77
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     16,937          14,502           8,691             620
---------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $  9.93         $  9.75              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,213             228              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 12.04         $ 11.54          $11.27          $10.69
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,163           2,383           1,795             120
---------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 14.92         $ 13.58          $12.96          $11.34
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     11,897           9,581           5,395             415
---------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 15.58         $ 14.06          $12.83          $11.05
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     10,619           8,875           4,167             314
---------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.42              --              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,190              --              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.82              --              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        327              --              --              --
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 11.60         $ 10.49              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,148             749              --              --
---------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 26.74         $ 22.84          $22.23              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,995           2,015             190              --
---------------------------------------------------------------------------------------------------------------
EQ/International Growth
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 14.22         $ 11.49              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1,341             371              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 12.18         $ 12.22          $11.56          $10.47
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,498           2,328           1,141              54
---------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.80         $ 10.53          $10.46          $10.20
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     17,343          13,723           6,436             460
---------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 14.55         $ 12.27          $11.98          $10.97
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1,785           1,359             815              68
---------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 11.19         $ 10.64              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,427             614              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 10.02         $  9.99              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,606           1,556              --              --
---------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
---------------------------------------------------------------------------------------------------------------
 Unit value                                             $ 12.22         $ 10.59              --              --
---------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,458             807              --              --
---------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

----------------------------------------------------------------------------------------------------------
                                                                    For the years ending December 31,
                                                     -----------------------------------------------------
                                                       2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.71        $ 10.55              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,013            534              --            --
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.33        $ 11.14              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   4,143          2,560              --            --
----------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.52        $ 12.56          $11.51        $10.58
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  22,005         14,932           7,104           642
----------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.37        $ 12.06          $11.90        $10.92
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  10,040          8,863           6,079           371
----------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 17.98        $ 14.52          $13.30        $11.10
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  10,173          7,184           2,381            55
----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 12.95        $ 12.20          $11.36        $10.24
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,120          1,605             800            49
----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 13.63        $ 12.25          $11.60        $10.57
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,278          1,164             742            69
----------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.29        $ 10.00          $ 9.89        $ 9.97
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   9,565          6,802           5,781         1,312
----------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                          $  4.85        $  4.56          $ 4.39            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   2,170          1,829             144            --
----------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.70             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1,152             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.09             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     270             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.93             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     144             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 11.09             --              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     155             --              --            --
----------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
 Unit value                                          $  9.81        $  9.92              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   8,347          4,644              --            --
----------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 10.21        $  9.97              --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     979            400              --            --
----------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                          $ 14.88        $ 13.01          $12.61        $10.94
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  11,213          9,487           5,755           337
----------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                          $  8.69        $  8.00          $ 7.56            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   5,187          2,774              91            --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                                For the years ending December 31,
                                                         ----------------------------------------------------
                                                           2006           2005           2004           2003
-------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 14.80         $12.76         $12.43         $10.72
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       5,853          4,236          2,712            208
-------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 16.05         $16.98         $16.58             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1,017            847             92             --
-------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 10.75             --             --             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1,003             --             --             --
-------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $  6.17         $ 5.49         $ 5.11             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       4,330          2,805            140             --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 11.89         $10.42             --             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3,972          1,952             --             --
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 24.71         $18.31         $14.00         $11.49
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      10,717          7,390          2,669            209
-------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 13.30         $12.36             --             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       2,056            845             --             --
-------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
-------------------------------------------------------------------------------------------------------------
 Unit value                                              $ 14.18         $11.83         $11.37             --
-------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1,463            287             13             --
-------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 49 with the daily asset charge of 1.65%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------
                                                                 For the years ending December 31,
                                                       ---------------------------------------------------
                                                          2006          2005           2004         2003
----------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  14.45       $ 12.46        $ 11.72       $10.66
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     32,813        12,508          4,674          195
----------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  11.33       $ 10.83        $ 10.75       $10.31
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,935         3,738          1,736          116
----------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  11.98       $ 11.20        $ 11.03       $10.41
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     16,150         9,271          3,928          215
----------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.57       $ 11.58        $ 11.24       $10.51
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     83,885        52,197         21,440          970
----------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  13.84       $ 12.29        $ 11.72       $10.67
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    151,231        69,680         21,528          560
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.93       $ 12.51        $ 11.75       $10.66
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                        976           442            210           15
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  10.61       $ 10.39        $ 10.38       $10.16
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,315         4,566          2,210          301
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.70       $ 12.28        $ 11.67       $10.59
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,143         1,765            716           86
----------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.40       $ 11.47        $ 11.32       $10.59
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      6,956         5,292          3,135          282
----------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  18.23       $ 14.79        $ 13.02       $11.23
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,220         2,536          1,127           65
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  13.38       $ 11.98        $ 11.41       $10.58
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1,487         1,016            456           20
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  11.42       $ 11.59        $ 10.97       $10.45
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,137         2,204          1,141           59
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  15.40       $ 13.12        $ 12.46       $11.07
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      5,165         3,109          1,455           59
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  13.30       $ 12.33        $ 11.57       $10.53
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,570         2,515          1,381           97
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  14.83       $ 13.15        $ 12.45       $10.99
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3,627         2,566          1,506          103
----------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------
 Unit value                                            $  12.29       $ 11.65        $ 10.64       $10.31
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      2,164         1,431            675           35
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

---------------------------------------------------------------------------------------------------------------------
                                                                                For the years ending December 31,
                                                                      -----------------------------------------------
                                                                        2006          2005         2004         2003
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 13.60        $12.58       $12.26       $10.92
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    7,207         5,402        2,957          158
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 14.60        $12.53       $12.07       $10.92
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    5,884         4,328        2,227          127
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 10.22        $10.07       $10.12       $10.09
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    1,691         1,398          905           69
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 17.91        $14.74       $13.00       $11.19
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    7,675         3,716        1,270           66
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 12.19        $12.46       $11.02       $10.34
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    2,506         1,386          595           44
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 10.66        $10.44       $10.40       $10.20
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    3,340         2,303        1,119           95
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 14.18        $13.22       $12.06       $10.75
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    2,926         1,783          913           81
---------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 15.10        $12.65       $12.20       $10.93
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   14,100         9,522        5,080          310
---------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.32        $10.35           --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      907           118           --           --
---------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 10.92        $10.95       $10.35       $10.16
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    3,611         2,568          878           43
---------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $  6.61        $ 5.80       $ 5.55           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    4,814         3,177          208           --
---------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.83        $11.43       $10.68       $10.49
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                      894           571          194            5
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.80        $11.17       $10.80       $10.41
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    6,225         2,419          273           15
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 16.87        $14.38       $12.48       $11.17
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                   11,624         7,243        3,564          178
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 13.44        $12.20       $11.69       $10.72
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    6,674         4,879        2,900           86
---------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 13.07        $12.09       $11.60       $10.79
 Number of units outstanding (000's)                                   10,590         7,725        4,402          275
---------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
---------------------------------------------------------------------------------------------------------------------
 Unit value                                                           $ 11.02        $10.38           --           --
---------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                    1,957           563           --           --
---------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

-------------------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                     --------------------------------------------------------------
                                                          2006             2005             2004             2003
-------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.84               --               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,788               --               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 13.56          $ 11.98          $ 11.67          $ 10.76
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     9,866            7,495            4,181              204
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $  9.91          $  9.74               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     2,013              172               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.98          $ 11.50          $ 11.25          $ 10.69
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,979            1,528            1,146              126
-------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.84          $ 13.53          $ 12.93          $ 11.33
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     8,706            5,920            3,260              291
-------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 15.51          $ 14.02          $ 12.80          $ 11.04
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     6,490            4,526            2,213              149
-------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.42               --               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,992               --               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.81               --               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       384               --               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.57          $ 10.48               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,759              442               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 26.00          $ 22.24          $ 21.68               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,796              802               76               --
-------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.18          $ 11.48               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,674              373               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 12.12          $ 12.18          $ 11.54          $ 10.46
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,717            1,201              449               46
-------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 10.74          $ 10.50          $ 10.44          $ 10.20
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    11,680            7,995            3,501              284
-------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 14.47          $ 12.22          $ 11.96          $ 10.97
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     1,769            1,018              473               42
-------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 11.17          $ 10.63               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     5,957              563               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $  9.99          $  9.98               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       878              743               --               --
-------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------
 Unit value                                            $ 12.19          $ 10.58               --               --
-------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     3,163              874               --               --
-------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

----------------------------------------------------------------------------------------------------------
                                                                   For the years ending December 31,
                                                      ----------------------------------------------------
                                                        2006           2005         2004           2003
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 11.68        $ 10.54            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,248            527            --            --
----------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 12.30        $ 11.13            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    5,585          2,163            --            --
----------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 13.45        $ 12.51        $11.49        $10.57
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   20,022         11,881         5,249           435
----------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 14.30        $ 12.02        $11.87        $10.92
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    5,785          4,888         3,020           210
----------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 17.89        $ 14.47        $13.27        $11.09
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    7,223          4,026         1,161            30
----------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 12.89        $ 12.16        $11.34        $10.24
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,215            705           369            29
----------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 13.56        $ 12.21        $11.58        $10.57
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,455          1,271           643            69
----------------------------------------------------------------------------------------------------------
EQ/Money Market
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.24        $  9.97        $ 9.87        $ 9.96
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    4,632          2,041         1,005            42
----------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                           $  4.79        $  4.51        $ 4.35            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,430            883            38            --
----------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.70             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    2,470             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 11.08             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      367             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.92             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      133             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 11.09             --            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      182             --            --            --
----------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
----------------------------------------------------------------------------------------------------------
 Unit value                                           $  9.79        $  9.91            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    8,303          3,300            --            --
----------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 10.18        $  9.96            --            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    1,594            402            --            --
----------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
----------------------------------------------------------------------------------------------------------
 Unit value                                           $ 14.80        $ 12.96        $12.59        $10.93
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    7,719          5,307         2,979           191
----------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------
 Unit value                                           $  8.58        $  7.91        $ 7.49            --
----------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                    3,530          1,416            31            --
----------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006.

--------------------------------------------------------------------------------------------------------------
                                                                      For the years ending December 31,
                                                               -----------------------------------------------
                                                                 2006          2005         2004         2003
--------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.72        $12.72       $12.40       $10.71
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             4,061         2,210        1,215           79
--------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $15.61        $16.53       $16.17           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                               907           526           22           --
--------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $10.75            --           --           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             2,001            --           --           --
--------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 6.10        $ 5.43       $ 5.07           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             2,346           952           71           --
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $11.86        $10.41           --           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             7,856         2,852           --           --
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $24.59        $18.24       $13.97       $11.48
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             6,050         3,408        1,047           46
--------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $13.27        $12.35           --           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             2,350           533           --           --
--------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------
 Unit value                                                     $14.13        $11.81       $11.36           --
--------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                             1,072           137            6           --
--------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.70%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                                --------------------------------------------------------
                                                                  2006        2005        2004        2003         2002
------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.43      $12.45      $11.72      $10.66
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              8          10          13          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,109       1,519         656          32           --
------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.31      $10.82      $10.74      $10.30           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              5           6           5          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,800       1,000         281           1           --
------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.96      $11.19      $11.02      $10.41           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             13          --          --          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          3,022       2,176         414          84           --
------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 46.21      $42.61      $41.36      $38.70       $33.05
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             32          33           8           9           13
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,325       1,725         893         383           86
------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 13.82      $12.28      $11.71      $10.66           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           4          --          --           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         14,705       6,917       2,788          46           --
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 55.37      $53.59      $50.38      $45.72       $33.82
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              2           2           2           2            2
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             47          25          28          10            4
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.30      $11.08      $11.07      $10.84       $10.63
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              6           8          11          19           23
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,030       1,611       1,424       1,202          628
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.87      $11.49      $10.93      $ 9.91       $ 7.87
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             10          11          10          11            7
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            400         338         284         143           57
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 30.26      $28.00      $27.64      $25.87       $21.48
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             11          13          14          20           21
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            758         755         771         557          125
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 16.64      $13.51      $11.90      $10.27       $ 7.78
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1           1           1           1           --
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,030         783         806         360          135
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.11      $10.85      $10.34      $ 9.59       $ 7.61
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1           1           3           3            3
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            453         353         272         238          104
------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  9.47      $ 9.62      $ 9.10      $ 8.68       $ 6.76
------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             23          26          27          27           21
------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,014         980         876         792          408
------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                               ---------------------------------------------------------
                                                                 2006         2005         2004         2003        2002
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 14.10      $ 12.02      $ 11.42      $ 10.15     $  7.88
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            41           44           45           45          36
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,363        1,238        1,242          726         316
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.74      $  9.96      $  9.35      $  8.52     $  6.18
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             3            4            6            8           8
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,035        1,075        1,055          731         292
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 13.68      $ 12.13      $ 11.49      $ 10.15     $  7.34
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            27           27           29           30          23
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1010          876        1,011          560         206
-------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 10.41      $  9.87      $  9.02      $  8.74     $  5.64
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            15           15           15           14          10
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           350          311          306           98          14
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $239.37      $219.99      $214.55      $191.26     $130.09
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             3            3            3            4           6
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            73           73           64           29           9
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 32.85      $ 28.19      $ 27.18      $ 24.60     $ 19.19
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            27           28           32           39          43
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           563          618          549          371         133
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.92      $ 17.67      $ 17.76      $ 17.72     $ 17.65
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            29           39           67           84         146
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           376          481          416          458         259
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.67      $ 14.55      $ 12.84      $ 11.05     $  8.32
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             9           10           13           20          20
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,508        1,037          649          530         142
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $  6.80      $  6.96      $  6.16      $  5.78     $  4.77
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            14           17           17           24          22
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         1,042        1,055          981          856         341
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 15.63      $ 15.31      $ 15.27      $ 14.97     $ 14.71
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            11           14           17           14          17
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           590          573          555          512         198
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.56      $ 16.39      $ 14.95      $ 13.34     $  9.63
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            18           18           20           25          28
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           462          372          312          478         121
-------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 17.38      $ 14.57      $ 14.06      $ 12.60     $  9.96
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)            21           35           49           54          60
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)         2,507        2,363        2,169        1,481         530
-------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-------------------------------------------------------------------------------------------------------------------------
 Unit value                                                    $ 11.31      $ 10.35           --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             2           --           --           --          --
-------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           123           40           --           --          --
-------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                  --------------------------------------------------------
                                                                   2006         2005        2004        2003        2002
--------------------------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $10.91       $10.94          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             429          784          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 6.59       $ 5.78      $ 5.54          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             504          326          15          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 8.81       $ 8.51      $ 7.96      $ 7.82      $ 6.22
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               2            2           1           1          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             353          314         204         249          42
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.67       $12.00      $11.62      $11.20      $ 9.19
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1484          351         160         164          40
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $14.13       $12.06      $10.47      $ 9.38      $ 7.19
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           3,208        2,337       1,926       1,026         282
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.72       $11.55      $11.08      $10.16      $ 7.86
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --           1          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,393        1,585       1,200         776         200
--------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.24       $11.33      $10.87      $10.12      $ 7.55
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1            1          14          16          10
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           2,611        2,349       2,037       1,222         345
--------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $11.01       $10.37          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             225           81          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        10.84           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             216           --          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $28.64       $25.31      $24.66      $22.76      $18.11
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              10           12          13          16          10
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,418        1,604       1,386       1,074         399
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 9.90       $ 9.74          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1            1          --          --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             185            8          --          --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 8.67       $ 8.33      $ 8.15      $ 7.75      $ 5.70
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --           1           2           4
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             215          280         377         218          32
--------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $12.57       $11.47      $10.97      $ 9.62      $ 6.81
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              31           35          38          41          39
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,890        1,556       1,391         883         285
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 ---------------------------------------------------------
                                                                  2006         2005         2004         2003        2002
--------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $16.96       $15.34       $14.02       $12.10      $ 9.24
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             16           19           26           31          36
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,156        1,107        1,007          636         237
--------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
 Unit value                                                      $10.42           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            368           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.81           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             38           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.56       $10.48           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              3           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            193           77           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $25.76       $22.05       $21.50           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1            1           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            233           79            9           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.17       $11.47           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            269           56           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 6.22       $ 6.26       $ 5.93       $ 5.38      $ 4.35
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              6            5           25           27          24
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            886          788           70          561         192
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Core Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $13.88       $13.57       $13.50       $13.20      $12.99
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              8           12            8            7           9
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,477        1,527        1,343        1,175         441
--------------------------------------------------------------------------------------------------------------------------
EQ/JPMorgan Value Opportunities
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $15.53       $13.12       $12.84       $11.78      $ 9.45
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              2           11           11           16          13
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            351          347          370          307         128
--------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.17       $10.63           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              4           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            532          144           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.98       $ 9.98           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              2           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            135          173           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.18       $10.57           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            308           83           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $11.67       $10.54           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            196           84           --           --          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                             For the years ending December 31,
                                                                 ---------------------------------------------------------
                                                                  2006         2005         2004         2003        2002
--------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $12.29       $11.12           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --            1           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            591          290           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $16.13       $15.01       $13.79       $12.69      $ 9.85
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             11            8           11           16           8
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          2,714        2,354        1,938        1,510         386
--------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $23.37       $19.66       $19.43       $17.87      $13.86
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             14           19           21           25          32
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            856          849          802          502         184
--------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $22.13       $17.91       $16.44       $13.75      $10.92
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              3            3            3            6           4
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1052          782          522          441         161
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $14.58       $13.76       $12.84       $11.60      $ 9.12
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              1            1            2            5           7
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            192          184          149           93          38
--------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.28       $ 9.26       $ 8.79       $ 8.03      $ 6.69
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            510          603          610          598         229
--------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $26.86       $26.15       $25.92       $26.17      $26.47
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             22            8           15           37          57
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)          1,102          845          349          434         630
--------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 4.77       $ 4.49       $ 4.34           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             83           72           22           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $10.70           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            258           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       11.08           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             83           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       10.92           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             20           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       11.09           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)             --           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             19           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
--------------------------------------------------------------------------------------------------------------------------
 Unit value                                                      $ 9.78       $ 9.91           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              3           --           --           --          --
--------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            730          286           --           --          --
--------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                               For the years ending December 31,
                                                                  --------------------------------------------------------------
                                                                   2006         2005          2004          2003          2002
--------------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $10.17       $ 9.96            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               2           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             202           60            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $19.05       $16.69        $16.22        $14.09        $10.43
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               6            5             5             7             8
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)           1,201          991           884           641           270
--------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 8.54       $ 7.89        $ 7.46            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             475          242            59            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $16.60       $14.35        $14.00        $12.10        $ 8.44
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               3            5            11            10             8
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             744          596           575           449           122
--------------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $15.46       $16.39        $16.03            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              47           41             6            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                        10.75           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             178           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $ 6.07       $ 5.41        $ 5.05            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             104           69            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $11.85       $10.40            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             602          296            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $18.23       $13.53        $10.37        $ 8.53        $ 5.56
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)               1            1            --             6             6
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)            1239          755           609           457            69
--------------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                       $13.26       $12.34            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             297          179            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
 Unit value                                                       $14.12       $11.86        $11.36            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 45 number of units outstanding (000's)              --           --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)             147           --             1            --            --
--------------------------------------------------------------------------------------------------------------------------------

The unit values and number of units outstanding shown below are for contracts offered under Separate Account 45 and 49 with the same daily asset charges of 1.80%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                  --------------------------------------------------------------------------------
                                                   2006         2005           2004           2003           2002          2001
----------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $12.99       $11.22         $10.57             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   3            4             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $10.77       $10.31         $10.25             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  12           13              6             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Conservative-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $11.21       $10.50         $10.35             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1            1              1             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $45.24       $41.76         $40.57         $38.00         $32.48        $37.90
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  21           28             35             25             24             7
----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate-Plus Allocation
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $12.48       $11.09         $10.59             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  33           21              1             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive Equity
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $54.20       $52.51         $49.42         $44.89         $33.24        $47.59
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                   1            1              1              1              1             1
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Core Bond
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $11.24       $11.03         $11.04         $10.82         $10.62            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                 100           98            139            146            211            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Health Care
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $11.81       $11.44         $10.89         $ 9.89         $ 7.86            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  20           21             38             32             20            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $29.65       $27.46         $27.14         $25.43         $21.13        $22.17
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  25           35             73             57             49            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International Equity
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $16.56       $13.46         $11.87         $10.25         $ 7.77            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  22           20             23              7              8            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Core Equity
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $12.05       $10.81         $10.31         $ 9.57         $ 7.61            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  20           28             33             28             30            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $ 9.42       $ 9.58         $ 9.08         $ 8.66         $ 6.76            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  61           74             96             83             60            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Large Cap Value
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $14.03       $11.98         $11.39         $10.13         $ 7.87            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  61           73             84             81             71            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Growth
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $10.68       $ 9.92         $ 9.32         $ 8.50         $ 6.17            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  21           36             38             28             23            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Mid Cap Value
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $13.61       $12.08         $11.46         $10.13         $ 7.34            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  30           44             51             42             35            --
----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Technology
----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                       $10.36       $ 9.83         $ 9.00         $ 8.73         $ 5.64            --
----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                  21           25             35              5              5            --
----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  For the years ending December 31,
                                                                -------------------------------------------------------------------
                                                                  2006        2005        2004        2003        2002        2001
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $231.96     $213.39     $208.33     $185.90     $126.58     $193.35
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  4           4           5           5           6           1
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Growth and Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 32.41     $ 27.84     $ 26.87     $ 24.34     $ 19.01          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 28          37          52          57          52          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Intermediate Government Securities
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.63     $ 17.41     $ 17.51     $ 17.49     $ 17.44          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  5           7          12          18          11          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.46     $ 14.39     $ 12.71     $ 10.96     $  8.25          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 37          27          26          30           6          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Large Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.75     $  6.91     $  6.12     $  5.75     $  4.76     $  7.03
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                166         205         339         370         390          81
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Quality Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 15.42     $ 15.12     $ 15.10     $ 14.82     $ 14.58          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  6           9          12          12          15          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Small Cap Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.39     $ 16.24     $ 14.83     $ 13.25     $  9.57     $ 13.98
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 24          27          44          48          60           6
-----------------------------------------------------------------------------------------------------------------------------------
EQ/AllianceBernstein Value
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 17.23     $ 14.45     $ 13.96     $ 12.53     $  9.91     $ 11.68
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                124         149         235         245         252          46
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Ariel Appreciation II
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 11.30     $ 10.35          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                             --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Boston Advisors Equity Income
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  6.53     $  5.74     $  5.50          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  6           3          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Calvert Socially Responsible
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $  8.74     $  8.46     $  7.92     $  7.79     $  6.20     $  8.58
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  2           3           2           3           3          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Growth
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.55     $ 11.90     $ 11.52     $ 11.12     $  9.14     $ 12.63
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 11          11          14          16          20          11
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian International
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 14.02     $ 11.97     $ 10.41     $  9.33     $  7.16     $  8.59
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 43          54          70          47          41          10
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian Research
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.62     $ 11.47     $ 11.02     $ 10.11     $  7.83     $ 10.59
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 74          82          82          79          92          18
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Capital Guardian U. S. Equity
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 12.15     $ 11.25     $ 10.81     $ 10.07     $  7.52     $ 10.03
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                 94         106         113         120         114          21
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Caywood-Scholl High Yield Bond
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.99     $ 10.37          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Separate Account 49 number of units outstanding (000's)              1          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture
-----------------------------------------------------------------------------------------------------------------------------------
 Unit value                                                     $ 10.83          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                                  1          --          --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                          For the years ending December 31,
                                                      -------------------------------------------------------------------------
                                                       2006          2005         2004         2003         2002         2001
-------------------------------------------------------------------------------------------------------------------------------
EQ/Equity 500 Index
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $28.27        $25.01       $24.39       $22.53       $17.95       $23.56
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     223           249          270          285          297           57
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen International Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 9.89        $ 9.74           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --             4           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Evergreen Omega
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 8.60        $ 8.27       $ 8.10       $ 7.71       $ 5.68       $ 7.61
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1             6            8            9            5            1
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Mid Cap
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $12.49        $11.41       $10.92       $ 9.58       $ 6.80       $ 8.49
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      65            89          127          146          130           35
-------------------------------------------------------------------------------------------------------------------------------
EQ/FI Small/Mid Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $16.79        $15.20       $13.91       $12.02       $ 9.18       $10.96
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      61            73           99          120          127           31
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $10.41            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      10            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $10.81            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Mergers and Acquisitions
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.54        $10.47           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO Small Company Value
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $25.28        $21.66       $21.14           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/International Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $14.14        $11.46           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       3            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 6.18        $ 6.22       $ 5.91       $ 5.36       $ 4.34       $ 6.34
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      42            57           70           75           75           24
-------------------------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Core Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $13.75        $13.46       $13.41       $13.12       $12.92       $12.00
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     187           207          242          276          275           78
-------------------------------------------------------------------------------------------------------------------------------
EQ/JP Morgan Value Opportunities
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $15.37        $13.01       $12.74       $11.70       $ 9.40       $11.82
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      78            93          108          120          122           32
-------------------------------------------------------------------------------------------------------------------------------
EQ/Legg Mason Value Equity
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.15        $10.63           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Long Term Bond
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $ 9.97        $ 9.97           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      --            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Growth and Income
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $12.16        $10.57           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1            --           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Large Cap Core
-------------------------------------------------------------------------------------------------------------------------------
 Unit value                                           $11.65        $10.53           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                       1             4           --           --           --           --
-------------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                        For the years ending December 31,
                                                     ------------------------------------------------------------------------
                                                      2006         2005          2004         2003        2002          2001
-----------------------------------------------------------------------------------------------------------------------------
EQ/Lord Abbett Mid Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $12.27       $11.11            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1            2            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Marsico Focus
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $16.04       $14.94        $13.74      $12.66       $ 9.83        $11.32
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     63           73            66          55           41             1
-----------------------------------------------------------------------------------------------------------------------------
EQ/Mercury Basic Value Equity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $23.14       $19.49        $19.27      $17.75       $13.78        $16.84
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     51           56            59          66           67            20
-----------------------------------------------------------------------------------------------------------------------------
EQ/Mercury International Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $21.91       $17.75        $16.31      $13.65       $10.86        $13.26
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     64           61            68          63           61             9
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS Emerging Growth Companies
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $14.44       $13.64        $12.74      $11.52       $ 9.07        $14.07
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      9           10            14          20           20            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS Investors Trust
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.20       $ 9.20        $ 8.74      $ 7.99       $ 6.66        $ 8.59
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     56           76            94         111          108            33
-----------------------------------------------------------------------------------------------------------------------------
EQ/Money Market
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $26.18       $25.51        $25.31      $25.58       $25.90        $26.05
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     24           22            28          36           75            82
-----------------------------------------------------------------------------------------------------------------------------
EQ/Montag & Caldwell Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 4.73       $ 4.46        $ 4.31          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.69           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     10           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $11.08           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Opportunity
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.92           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small Cap
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $11.08           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 9.76       $ 9.90            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      1            4            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Short Duration Bond
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $10.16       $ 9.95            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                      3            1            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $18.88       $16.55        $16.10      $14.00       $10.38        $12.27
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     77           90           127         144          158            27
-----------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Growth
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $ 8.47       $ 7.83        $ 7.42          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     --           --            --          --           --            --
-----------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Index
-----------------------------------------------------------------------------------------------------------------------------
 Unit value                                          $16.45       $14.23        $13.90      $12.03       $ 8.40        $10.81
-----------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                     18           18            40          41           37            10
-----------------------------------------------------------------------------------------------------------------------------

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2006 (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                         For the years ending December 31,
                                                          -----------------------------------------------------------------
                                                            2006        2005         2004        2003       2002      2001
---------------------------------------------------------------------------------------------------------------------------
EQ/TCW Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $15.18      $16.10       $15.77         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $10.74          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           10          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/UBS Growth and Income
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $ 6.02      $ 5.37       $ 5.02         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            3          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Comstock
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $11.83      $10.40           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                            2           2           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Emerging Markets Equity
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $18.06      $13.42       $10.29      $8.47      $5.53     $5.99
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           24          34           32         20         17         1
---------------------------------------------------------------------------------------------------------------------------
EQ/Van Kampen Mid Cap Growth
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $13.24      $12.34           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
EQ/Wells Fargo Montgomery Small Cap
---------------------------------------------------------------------------------------------------------------------------
 Unit value                                                $14.18      $11.87           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)                           --          --           --         --         --        --
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

INDEX TO FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm ................  FSA-2
Financial Statements:
  Statements of Assets and Liabilities, December 31, 2006 ..............  FSA-3
  Statements of Operations for the Year Ended December 31, 2006 ........ FSA-23
  Statements of Changes in Net Assets for the Years Ended
  December 31, 2006 and 2005 ........................................... FSA-34
  Notes to Financial Statements ........................................ FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm ................    F-1
Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2006 and 2005 ..............    F-2
  Consolidated Statements of Earnings, Years Ended
  December 31, 2006, 2005 and 2004 .....................................    F-3
  Consolidated Statements of Shareholder's Equity and
  Comprehensive Income, Years Ended December 31, 2006, 2005 and 2004 ... F-4 Consolidated Statements of Cash Flows, Years Ended
  December 31, 2006, 2005 and 2004 .....................................    F-5
  Notes to Consolidated Financial Statements ...........................    F-7

                                     FSA-1

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 45 of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 45 at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006

                                                            AXA Aggressive    AXA Conservative     AXA Conservative-
                                                              Allocation         Allocation         Plus Allocation
                                                            --------------    ----------------     -----------------
Assets:
Investment in shares of The Trusts, at fair value .......    $17,391,092         $12,240,032          $17,927,887
Receivable for The Trusts shares sold ...................             --              38,351                  763
Receivable for policy-related transactions ..............         31,488                  --                   --
                                                             -----------         -----------          -----------
  Total assets ..........................................     17,422,580          12,278,383           17,928,650
                                                             -----------         -----------          -----------
Liabilities:
Payable for The Trusts shares purchased .................         31,488                  --                   --
Payable for policy-related transactions .................             --              38,351                  763
                                                             -----------         -----------          -----------
  Total liabilities .....................................         31,488              38,351                  763
                                                             -----------         -----------          -----------
Net Assets ..............................................    $17,391,092         $12,240,032          $17,927,887
                                                             ===========         ===========          ===========
Net Assets:
Accumulation Units ......................................     17,375,113          12,231,365           17,920,618
Retained by AXA Equitable in Separate Account No. 45 ....         15,979               8,667                7,269
                                                             -----------         -----------          -----------
Total net assets ........................................    $17,391,092         $12,240,032          $17,927,887
                                                             ===========         ===========          ===========
Investments in shares of The Trusts, at cost ............    $16,122,054         $12,191,429          $17,499,425
The Trusts shares held
 Class A ................................................             --                  --                   --
 Class B ................................................      1,182,273           1,126,387            1,544,232


                                                            AXA Moderate     AXA Moderate-      AXA Premier VIP     AXA Premier VIP
                                                             Allocation     Plus Allocation    Aggressive Equity       Core Bond
                                                           -------------    ---------------    -----------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value .......   $361,797,496      $81,064,583         $46,523,466         $39,742,411
Receivable for The Trusts shares sold ...................         73,886               --               6,907                  --
Receivable for policy-related transactions ..............             --           45,449                  --              19,835
                                                            ------------      -----------         -----------         -----------
  Total assets ..........................................    361,871,382       81,110,032          46,530,373          39,762,246
                                                            ------------      -----------         -----------         -----------
Liabilities:
Payable for The Trusts shares purchased .................             --           45,450                  --              19,834
Payable for policy-related transactions .................         73,887               --               6,907                  --
                                                            ------------      -----------         -----------         -----------
  Total liabilities .....................................         73,887           45,450               6,907              19,834
                                                            ------------      -----------         -----------         -----------
Net Assets ..............................................   $361,797,495      $81,064,582         $46,523,466         $39,742,412
                                                            ============      ===========         ===========         ===========
Net Assets:
Accumulation Units ......................................    357,550,939       81,056,148          46,491,353          39,739,804
Retained by AXA Equitable in Separate Account No. 45 ....      4,246,556            8,434              32,113               2,608
                                                            ------------      -----------         -----------         -----------
Total net assets ........................................   $361,797,495      $81,064,582         $46,523,466         $39,742,412
                                                            ============      ===========         ===========         ===========
Investments in shares of The Trusts, at cost ............   $298,870,508      $75,846,247         $51,405,827         $40,492,649
The Trusts shares held
 Class A ................................................      2,151,850               --             503,327                  --
 Class B ................................................     19,318,890        5,835,802           1,130,672           3,897,790

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                           AXA Premier      AXA Premier       AXA Premier
                                                            VIP Health        VIP High     VIP International
                                                               Care            Yield            Equity
                                                           -----------     -----------     -----------------
Assets:
Investment in shares of The Trusts, at fair value .......  $14,626,365      $88,811,096       $30,206,742
Receivable for The Trusts shares sold ...................          731               --         1,311,555
Receivable for policy-related transactions ..............           --          310,371                --
                                                           -----------      -----------       -----------
  Total assets ..........................................   14,627,096       89,121,467        31,518,297
                                                           -----------      -----------       -----------
Liabilities:
Payable for The Trusts shares purchased .................           --          310,371                --
Payable for policy-related transactions .................          731               --         1,311,555
                                                           -----------      -----------       -----------
  Total liabilities .....................................          731          310,371         1,311,555
                                                           -----------      -----------       -----------
Net Assets ..............................................  $14,626,365      $88,811,096       $30,206,742
                                                           ===========      ===========       ===========
Net Assets:
Accumulation Units ......................................   14,587,563       88,624,611        30,133,845
Retained by AXA Equitable in Separate Account No. 45 ....       38,802          186,485            72,897
                                                           -----------      -----------       -----------
Total net assets ........................................  $14,626,365      $88,811,096       $30,206,742
                                                           ===========      ===========       ===========
Investments in shares of The Trusts, at cost ............  $14,208,342      $96,854,717       $25,212,647
The Trusts shares held
 Class A ................................................           --          600,877                --
 Class B ................................................    1,344,020       15,321,112         1,941,740


                                                           AXA Premier VIP    AXA Premier VIP    AXA Premier VIP    AXA Premier VIP
                                                              Large Cap          Large Cap          Large Cap           Mid Cap
                                                             Core Equity           Growth             Value              Growth
                                                           ---------------    ---------------    ---------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value .......     $9,024,220        $14,221,275        $25,580,139        $21,974,731
Receivable for The Trusts shares sold ...................            314             19,541             14,736             11,868
Receivable for policy-related transactions ..............             --                 --                 --                 --
                                                              ----------        -----------        -----------        -----------
  Total assets ..........................................      9,024,534         14,240,816         25,594,875         21,986,599
                                                              ----------        -----------        -----------        -----------
Liabilities:
Payable for The Trusts shares purchased .................             --                 --                 --                 --
Payable for policy-related transactions .................            314             19,541             14,736             11,868
                                                              ----------        -----------        -----------        -----------
  Total liabilities .....................................            314             19,541             14,736             11,868
                                                              ----------        -----------        -----------        -----------
Net Assets ..............................................     $9,024,220        $14,221,275        $25,580,139        $21,974,731
                                                              ==========        ===========        ===========        ===========
Net Assets:
Accumulation Units ......................................      8,832,847         14,194,311         25,531,446         21,934,004
Retained by AXA Equitable in Separate Account No. 45 ....        191,373             26,964             48,693             40,727
                                                              ----------        -----------        -----------        -----------
Total net assets ........................................     $9,024,220        $14,221,275        $25,580,139        $21,974,731
                                                              ==========        ===========        ===========        ===========
Investments in shares of The Trusts, at cost ............     $7,375,680        $13,094,969        $22,723,048        $21,293,341
The Trusts shares held
 Class A ................................................             --                 --                 --                 --
 Class B ................................................        754,496          1,446,923          1,993,977          2,468,895

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            AXA Premier       AXA                              EQ/AllianceBernstein
                                                              VIP Mid     Premier VIP   EQ/AllianceBernstein        Growth and
                                                             Cap Value     Technology       Common Stock              Income
                                                            -----------   -----------   --------------------   --------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $26,785,652   $36,427,860       $514,320,004           $393,177,889
Receivable for The Trusts shares sold ....................       22,284            --            143,762                 35,732
Receivable for policy-related transactions ...............           --       105,893                 --                     --
                                                            -----------   -----------       ------------           ------------
  Total assets ...........................................   26,807,936    36,533,753        514,463,766            393,213,621
                                                            -----------   -----------       ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................           --       105,893                 --                     --
Payable for policy-related transactions ..................       22,284            --            143,762                 35,731
                                                            -----------   -----------       ------------           ------------
  Total liabilities ......................................       22,284       105,893            143,762                 35,731
                                                            -----------   -----------       ------------           ------------
Net Assets ...............................................  $26,785,652   $36,427,860       $514,320,004           $393,177,890
                                                            ===========   ===========       ============           ============
Net Assets:
Accumulation Units .......................................   26,757,421    35,984,564        513,989,519            392,637,806
Retained by AXA Equitable in Separate Account No. 45 .....       28,231       443,296            330,485                540,084
                                                            -----------   -----------       ------------           ------------
Total net assets .........................................  $26,785,652   $36,427,860       $514,320,004           $393,177,890
                                                            ===========   ===========       ============           ============
Investments in shares of The Trusts, at cost .............  $28,423,032   $29,508,262       $527,987,592           $319,687,205
The Trusts shares held
 Class A .................................................           --            --          3,928,368              2,012,498
 Class B .................................................    2,713,422     3,318,374         22,176,630             16,970,558

                                                            EQ/AllianceBernstein
                                                                Intermediate                                 EQ/AllianceBernstein
                                                                 Government         EQ/AllianceBernstein          Large Cap
                                                                 Securities             International               Growth
                                                            --------------------    --------------------    ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $110,433,894            $190,688,837             $80,610,339
Receivable for The Trusts shares sold ....................            84,638                 171,184                  41,672
Receivable for policy-related transactions ...............                --                      --                      --
                                                                ------------            ------------             -----------
  Total assets ...........................................       110,518,532             190,860,021              80,652,011
                                                                ------------            ------------             -----------
Liabilities:
Payable for The Trusts shares purchased ..................                --                      --                      --
Payable for policy-related transactions ..................            84,638                 171,184                  41,672
                                                                ------------            ------------             -----------
  Total liabilities ......................................            84,638                 171,184                  41,672
                                                                ------------            ------------             -----------
Net Assets ...............................................      $110,433,894            $190,688,837             $80,610,339
                                                                ============            ============             ===========
Net Assets:
Accumulation Units .......................................       110,419,583             190,394,153              80,588,304
Retained by AXA Equitable in Separate Account No. 45 .....            14,311                 294,684                  22,035
                                                                ------------            ------------             -----------
Total net assets .........................................      $110,433,894            $190,688,837             $80,610,339
                                                                ============            ============             ===========
Investments in shares of The Trusts, at cost .............      $114,832,241            $115,794,577             $89,170,999
The Trusts shares held
 Class A .................................................           492,504               1,516,836                      --
 Class B .................................................        10,990,431              11,874,052              10,492,154

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                     EQ/AllianceBernstein
                                                            EQ/AllianceBernstein           Small Cap          EQ/AllianceBernstein
                                                                Quality Bond                Growth                    Value
                                                            --------------------     --------------------     --------------------
Assets:
Investment in shares of The Trusts, at fair value ........       $19,819,512             $102,725,808             $163,781,043
Receivable for The Trusts shares sold ....................                --                   15,132                   83,542
Receivable for policy-related transactions ...............             6,722                       --                       --
                                                                 -----------             ------------             ------------
  Total assets ...........................................        19,826,234              102,740,940              163,864,585
                                                                 -----------             ------------             ------------
Liabilities:
Payable for The Trusts shares purchased ..................             6,722                       --                       --
Payable for policy-related transactions ..................                --                   15,132                   83,542
                                                                 -----------             ------------             ------------
  Total liabilities ......................................             6,722                   15,132                   83,542
                                                                 -----------             ------------             ------------
Net Assets ...............................................       $19,819,512             $102,725,808             $163,781,043
                                                                 ===========             ============             ============
Net Assets:
Accumulation Units .......................................        19,814,589              102,659,783              163,662,925
Retained by AXA Equitable in Separate Account No. 45 .....             4,923                   66,025                  118,118
                                                                 -----------             ------------             ------------
Total net assets .........................................       $19,819,512             $102,725,808             $163,781,043
                                                                 ===========             ============             ============
Investments in shares of The Trusts, at cost .............       $20,340,699             $ 86,523,424             $125,957,258
The Trusts shares held
 Class A .................................................                --                  354,409                       --
 Class B .................................................         1,993,153                6,076,974              10,001,257

                                                                                   EQ/Boston
                                                                                    Advisors      EQ/Calvert
                                                                   EQ/Ariel          Equity         Socially         EQ/Capital
                                                               Appreciation ll       Income       Responsible     Guardian Growth
                                                               ---------------    -----------     -----------     ---------------
Assets:
Investment in shares of The Trusts, at fair value ........         $802,966       $15,579,627     $1,055,032        $4,323,619
Receivable for The Trusts shares sold ....................               80                --             --               177
Receivable for policy-related transactions ...............               --               488          5,950                --
                                                                   --------       -----------     ----------        ----------
  Total assets ...........................................          803,046        15,580,115      1,060,982         4,323,796
                                                                   --------       -----------     ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................               --               487          5,950                --
Payable for policy-related transactions ..................               80                --             --               177
                                                                   --------       -----------     ----------        ----------
  Total liabilities ......................................               80               487          5,950               177
                                                                   --------       -----------     ----------        ----------
Net Assets ...............................................         $802,966       $15,579,628     $1,055,032        $4,323,619
                                                                   ========       ===========     ==========        ==========
Net Assets:
Accumulation Units .......................................          802,294        15,572,334      1,042,790         4,308,698
Retained by AXA Equitable in Separate Account No. 45 .....              672             7,294         12,242            14,921
                                                                   --------       -----------     ----------        ----------
Total net assets .........................................         $802,966       $15,579,628     $1,055,032        $4,323,619
                                                                   ========       ===========     ==========        ==========
Investments in shares of The Trusts, at cost .............         $743,906       $14,465,468     $1,020,287        $4,004,062
The Trusts shares held
 Class A .................................................               --                --             --                --
 Class B .................................................           71,583         2,248,578        123,698           308,618

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                              EQ/Capital       EQ/Capital       EQ/Capital
                                                               Guardian         Guardian         Guardian
                                                            International       Research       U.S. Equity
                                                            -------------     -----------      -----------
Assets:
Investment in shares of The Trusts, at fair value ........   $24,235,694      $64,390,148      $39,115,571
Receivable for The Trusts shares sold ....................        13,890              875           18,724
Receivable for policy-related transactions ...............            --               --               --
                                                             -----------      -----------      -----------
  Total assets ...........................................    24,249,584       64,391,023       39,134,295
                                                             -----------      -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --               --
Payable for policy-related transactions ..................        13,890              876           18,724
                                                             -----------      -----------      -----------
  Total liabilities ......................................        13,890              876           18,724
                                                             -----------      -----------      -----------
Net Assets ...............................................   $24,235,694      $64,390,147      $39,115,571
                                                             ===========      ===========      ===========
Net Assets:
Accumulation Units .......................................    24,156,863       63,987,362       39,055,247
Retained by AXA Equitable in Separate Account No. 45 .....        78,831          402,785           60,324
                                                             -----------      -----------      -----------
Total net assets .........................................   $24,235,694      $64,390,147      $39,115,571
                                                             ===========      ===========      ===========
Investments in shares of The Trusts, at cost .............   $20,255,349      $42,888,729      $34,209,134
The Trusts shares held
 Class A .................................................            --               --               --
 Class B .................................................     1,744,074        4,616,699        3,317,192

                                                            EQ/Caywood-Scholl       EQ/Davis                       EQ/Evergreen
                                                                High Yield          New York        EQ/Equity      International
                                                                   Bond             Venture         500 Index          Bond
                                                            -----------------     ----------     -------------     -------------
Assets:
Investment in shares of The Trusts, at fair value ........      $5,611,588        $1,478,457      $140,120,140      $3,044,708
Receivable for The Trusts shares sold ....................              --                --            32,458              --
Receivable for policy-related transactions ...............             192            23,520                --           2,255
                                                                ----------        ----------      ------------      ----------
  Total assets ...........................................       5,611,780         1,501,977       140,152,598       3,046,963
                                                                ----------        ----------      ------------      ----------
Liabilities:
Payable for The Trusts shares purchased ..................             192            23,520                --           2,255
Payable for policy-related transactions ..................              --                --            32,458              --
                                                                ----------        ----------      ------------      ----------
  Total liabilities ......................................             192            23,520            32,458           2,255
                                                                ----------        ----------      ------------      ----------
Net Assets ...............................................      $5,611,588        $1,478,457      $140,120,140      $3,044,708
                                                                ==========        ==========      ============      ==========
Net Assets:
Accumulation Units .......................................       5,609,318         1,478,403       139,660,526       3,043,822
Retained by AXA Equitable in Separate Account No. 45 .....           2,270                54           459,614             886
                                                                ----------        ----------      ------------      ----------
Total net assets .........................................      $5,611,588        $1,478,457      $140,120,140      $3,044,708
                                                                ==========        ==========      ============      ==========
Investments in shares of The Trusts, at cost .............      $5,646,037        $1,429,407      $129,726,263      $2,979,062
The Trusts shares held
 Class A .................................................              --                --                --              --
 Class B .................................................       1,207,871           136,839         5,432,354         302,201

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                                  EQ/FI
                                                            EQ/Evergreen         EQ/FI           Mid Cap
                                                                Omega           Mid Cap           Value
                                                            ------------     -----------      ------------
Assets:
Investment in shares of The Trusts, at fair value ........   $8,919,461      $76,090,322      $148,272,065
Receivable for The Trusts shares sold ....................          744           11,958            37,079
Receivable for policy-related transactions ...............           --               --                --
                                                             ----------      -----------      ------------
  Total assets ...........................................    8,920,205       76,102,280       148,309,144
                                                             ----------      -----------      ------------
Liabilities:
Payable for The Trusts shares purchased ..................           --               --                --
Payable for policy-related transactions ..................          744           11,958            37,078
                                                             ----------      -----------      ------------
  Total liabilities ......................................          744           11,958            37,078
                                                             ----------      -----------      ------------
Net Assets ...............................................   $8,919,461      $76,090,322      $148,272,066
                                                             ==========      ===========      ============
Net Assets:
Accumulation Units .......................................    8,883,384       76,030,646       148,185,507
Retained by AXA Equitable in Separate Account No. 45 .....       36,077           59,676            86,559
                                                             ----------      -----------      ------------
Total net assets .........................................   $8,919,461      $76,090,322      $148,272,066
                                                             ==========      ===========      ============
Investments in shares of The Trusts, at cost .............   $8,890,590      $68,985,731      $129,995,658
The Trusts shares held
 Class A .................................................           --               --                --
 Class B .................................................    1,036,302        7,145,653        10,367,124

                                                                            EQ/Franklin       EQ/GAMCO         EQ/GAMCO
                                                            EQ/Franklin      Small Cap       Mergers and     Small Company
                                                               Income          Value        Acquisitions         Value
                                                            -----------     -----------     ------------     -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $6,457,447        $363,981       $9,125,250       $14,559,244
Receivable for The Trusts shares sold ....................          --              --               --               709
Receivable for policy-related transactions ...............     249,611           2,891              551                --
                                                            ----------        --------       ----------       -----------
  Total assets ...........................................   6,707,058         366,872        9,125,801        14,559,953
                                                            ----------        --------       ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................     249,611           2,890              551                --
Payable for policy-related transactions ..................          --              --               --               708
                                                            ----------        --------       ----------       -----------
  Total liabilities ......................................     249,611           2,890              551               708
                                                            ----------        --------       ----------       -----------
Net Assets ...............................................  $6,457,447        $363,982       $9,125,250       $14,559,245
                                                            ==========        ========       ==========       ===========
Net Assets:
Accumulation Units .......................................   6,457,426         363,972        9,121,753        14,548,578
Retained by AXA Equitable in Separate Account No. 45 .....          21              10            3,497            10,667
                                                            ----------        --------       ----------       -----------
Total net assets .........................................  $6,457,447        $363,982       $9,125,250       $14,559,245
                                                            ==========        ========       ==========       ===========
Investments in shares of The Trusts, at cost .............  $6,363,839        $357,987       $8,777,344       $13,793,150
The Trusts shares held
 Class A .................................................          --              --               --                --
 Class B .................................................     620,383          33,544          732,843           483,170

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                                   EQ/Janus
                                                            EQ/International       Large Cap      EQ/JPMorgan
                                                                 Growth             Growth         Core Bond
                                                            ----------------     -----------      -----------
Assets:
Investment in shares of The Trusts, at fair value ........     $2,652,086        $18,579,839      $59,759,446
Receivable for The Trusts shares sold ....................            101              1,029          290,026
Receivable for policy-related transactions ...............             --                 --               --
                                                               ----------        -----------      -----------
  Total assets ...........................................      2,652,187         18,580,868       60,049,472
                                                               ----------        -----------      -----------
Liabilities:
Payable for The Trusts shares purchased ..................             --                 --               --
Payable for policy-related transactions ..................            101              1,029          290,026
                                                               ----------        -----------      -----------
  Total liabilities ......................................            101              1,029          290,026
                                                               ----------        -----------      -----------
Net Assets ...............................................     $2,652,086        $18,579,839      $59,759,446
                                                               ==========        ===========      ===========
Net Assets:
Accumulation Units .......................................      2,649,892         18,557,925       59,757,712
Retained by AXA Equitable in Separate Account No. 45 .....          2,194             21,914            1,734
                                                               ----------        -----------      -----------
Total net assets .........................................     $2,652,086        $18,579,839      $59,759,446
                                                               ==========        ===========      ===========
Investments in shares of The Trusts, at cost .............     $2,380,538        $15,713,186      $61,272,886
The Trusts shares held
 Class A .................................................             --                 --               --
 Class B .................................................        408,072          2,688,713        5,447,015

                                                             EQ/JPMorgan        EQ/Legg                      EQ/Lord Abbett
                                                                Value         Mason Value       EQ/Long        Growth and
                                                            Opportunities        Equity        Term Bond         Income
                                                            -------------     -----------     ----------     --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $37,448,960      $3,610,231      $3,795,044       $4,673,184
Receivable for The Trusts shares sold ....................            --             226             152              187
Receivable for policy-related transactions ...............        23,787              --              --               --
                                                             -----------      ----------      ----------       ----------
  Total assets ...........................................    37,472,747       3,610,457       3,795,196        4,673,371
                                                             -----------      ----------      ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................        23,787              --              --               --
Payable for policy-related transactions ..................            --             226             152              187
                                                             -----------      ----------      ----------       ----------
  Total liabilities ......................................        23,787             226             152              187
                                                             -----------      ----------      ----------       ----------
Net Assets ...............................................   $37,448,960      $3,610,231      $3,795,044       $4,673,184
                                                             ===========      ==========      ==========       ==========
Net Assets:
Accumulation Units .......................................    37,427,664       3,608,211       3,792,270        4,671,176
Retained by AXA Equitable in Separate Account No. 45 .....        21,296           2,020           2,774            2,008
                                                             -----------      ----------      ----------       ----------
Total net assets .........................................   $37,448,960      $3,610,231      $3,795,044       $4,673,184
                                                             ===========      ==========      ==========       ==========
Investments in shares of The Trusts, at cost .............   $30,197,783      $3,373,586      $3,853,439       $4,420,170
The Trusts shares held
 Class A .................................................            --              --              --               --
 Class B .................................................     2,639,024         322,852         286,004          377,620

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            EQ/Lord Abbett     EQ/Lord Abbett
                                                              Large Cap            Mid Cap         EQ/Marsico
                                                                 Core               Value             Focus
                                                            --------------     --------------     -----------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,304,153         $7,322,413       $73,392,571
Receivable for The Trusts shares sold ....................            52                 --                --
Receivable for policy-related transactions ...............            --                298             3,951
                                                              ----------         ----------       -----------
  Total assets ...........................................     1,304,205          7,322,711        73,396,522
                                                              ----------         ----------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                298             3,951
Payable for policy-related transactions ..................            52                 --                --
                                                              ----------         ----------       -----------
  Total liabilities ......................................            52                298             3,951
                                                              ----------         ----------       -----------
Net Assets ...............................................    $1,304,153         $7,322,413       $73,392,571
                                                              ==========         ==========       ===========
Net Assets:
Accumulation Units .......................................     1,302,975          7,314,998        73,378,032
Retained by AXA Equitable in Separate Account No. 45 .....         1,178              7,415            14,539
                                                              ----------         ----------       -----------
Total net assets .........................................    $1,304,153         $7,322,413       $73,392,571
                                                              ==========         ==========       ===========
Investments in shares of The Trusts, at cost .............    $1,225,157         $6,777,934       $60,184,590
The Trusts shares held
 Class A .................................................            --                 --                --
 Class B .................................................       109,671            586,559         4,373,602

                                                                EQ/Mercury      EQ/Mercury         EQ/MFS
                                                               Basic Value    International    Emerging Growth        EQ/MFS
                                                                  Equity          Value           Companies       Investors Trust
                                                              ------------    -------------    ---------------    ---------------
Assets:
Investment in shares of The Trusts, at fair value ........    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
Receivable for The Trusts shares sold ....................              --         163,227             87,554                --
Receivable for policy-related transactions ...............         701,802              --                 --             1,331
                                                              ------------     -----------       ------------       -----------
  Total assets ...........................................     151,885,970      85,743,535         88,591,662        12,690,112
                                                              ------------     -----------       ------------       -----------
Liabilities:
Payable for The Trusts shares purchased ..................         701,802              --                 --             1,331
Payable for policy-related transactions ..................              --         163,227             87,554                --
                                                              ------------     -----------       ------------       -----------
  Total liabilities ......................................         701,802         163,227             87,554             1,331
                                                              ------------     -----------       ------------       -----------
Net Assets ...............................................    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
                                                              ============     ===========       ============       ===========
Net Assets:
Accumulation Units .......................................     150,983,499      85,502,280         88,475,774        12,655,126
Retained by AXA Equitable in Separate Account No. 45 .....         200,669          78,028             28,334            33,655
                                                              ------------     -----------       ------------       -----------
Total net assets .........................................    $151,184,168     $85,580,308       $ 88,504,108       $12,688,781
                                                              ============     ===========       ============       ===========
Investments in shares of The Trusts, at cost .............    $123,141,277     $62,791,775       $115,973,556       $ 9,882,745
The Trusts shares held
 Class A .................................................              --              --                 --                --
 Class B .................................................       8,857,751       5,132,406          5,747,083         1,121,530

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                              EQ/Money         EQ/Montag &        EQ/Mutual
                                                               Market        Caldwell Growth        Shares
                                                            ------------     ---------------     ----------
Assets:
Investment in shares of The Trusts, at fair value ........  $119,207,021        $1,363,595       $1,505,673
Receivable for The Trusts shares sold ....................       626,507                52               --
Receivable for policy-related transactions ...............            --                --           13,907
                                                            ------------        ----------       ----------
  Total assets ...........................................   119,833,528         1,363,647        1,519,580
                                                            ------------        ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                --           13,906
Payable for policy-related transactions ..................       626,507                52               --
                                                            ------------        ----------       ----------
  Total liabilities ......................................       626,507                52           13,906
                                                            ------------        ----------       ----------
Net Assets ...............................................  $119,207,021        $1,363,595       $1,505,674
                                                            ============        ==========       ==========
Net Assets:
Accumulation Units .......................................   119,128,390         1,361,324        1,505,630
Retained by AXA Equitable in Separate Account No. 45 .....        78,631             2,271               44
                                                            ------------        ----------       ----------
Total net assets .........................................  $119,207,021        $1,363,595       $1,505,674
                                                            ============        ==========       ==========
Investments in shares of The Trusts, at cost .............  $119,311,625        $1,248,681       $1,457,005
The Trusts shares held
 Class A .................................................     8,297,369                --               --
 Class B .................................................   110,890,144           250,178          140,146

                                                                               EQ/Oppenheimer     EQ/Oppenheimer
                                                            EQ/Oppenheimer      Main Street         Main Street        EQ/PIMCO
                                                                Global          Opportunity          Small Cap        Real Return
                                                            --------------     --------------     --------------     ------------
Assets:
Investment in shares of The Trusts, at fair value ........     $519,373           $321,864           $399,619        $10,531,911
Receivable for The Trusts shares sold ....................           21                 --                 17                 --
Receivable for policy-related transactions ...............           --             14,093                 --              1,054
                                                               --------           --------           --------        -----------
  Total assets ...........................................      519,394            335,957            399,636         10,532,965
                                                               --------           --------           --------        -----------
Liabilities:
Payable for The Trusts shares purchased ..................           --             14,093                 --              1,054
Payable for policy-related transactions ..................           21                 --                 17                 --
                                                               --------           --------           --------        -----------
  Total liabilities ......................................           21             14,093                 17              1,054
                                                               --------           --------           --------        -----------
Net Assets ...............................................     $519,373           $321,864           $399,619        $10,531,911
                                                               ========           ========           ========        ===========
Net Assets:
Accumulation Units .......................................      519,359            321,852            399,604         10,530,650
Retained by AXA Equitable in Separate Account No. 45 .....           14                 12                 15              1,261
                                                               --------           --------           --------        -----------
Total net assets .........................................     $519,373           $321,864           $399,619        $10,531,911
                                                               ========           ========           ========        ===========
Investments in shares of The Trusts, at cost .............     $502,124           $314,456           $394,298        $10,990,234
The Trusts shares held
 Class A .................................................           --                 --                 --                 --
 Class B .................................................       47,235             29,776             36,688          1,077,044

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                               EQ/Short         EQ/Small           EQ/Small
                                                            Duration Bond       Cap Value       Company Growth
                                                            -------------      -----------      --------------
Assets:
Investment in shares of The Trusts, at fair value ........    $5,153,903       $43,974,127        $6,423,400
Receivable for The Trusts shares sold ....................        18,412           518,587                --
Receivable for policy-related transactions ...............            --                --           507,958
                                                              ----------       -----------        ----------
  Total assets ...........................................     5,172,315        44,492,714         6,931,358
                                                              ----------       -----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --                --           507,957
Payable for policy-related transactions ..................        18,412           518,587                --
                                                              ----------       -----------        ----------
  Total liabilities ......................................        18,412           518,587           507,957
                                                              ----------       -----------        ----------
Net Assets ...............................................    $5,153,903       $43,974,127        $6,423,401
                                                              ==========       ===========        ==========
Net Assets:
Accumulation Units .......................................     5,152,442        43,882,027         6,421,345
Retained by AXA Equitable in Separate Account No. 45 .....         1,461            92,100             2,056
                                                              ----------       -----------        ----------
Total net assets .........................................    $5,153,903       $43,974,127        $6,423,401
                                                              ==========       ===========        ==========
Investments in shares of The Trusts, at cost .............    $5,203,502       $44,302,330        $6,664,325
The Trusts shares held
 Class A .................................................            --                --                --
 Class B .................................................       516,082         3,207,232           674,360

                                                                                                                  EQ/UBS
                                                               EQ/Small         EQ/TCW        EQ/Templeton      Growth and
                                                            Company Index       Equity           Growth           Income
                                                            -------------     ----------      ------------     ------------
Assets:
Investment in shares of The Trusts, at fair value ........   $36,560,036      $1,628,067       $1,593,314       $3,536,610
Receivable for The Trusts shares sold ....................         7,186              75               --              136
Receivable for policy-related transactions ...............            --              --          211,243               --
                                                             -----------      ----------       ----------       ----------
  Total assets ...........................................    36,567,222       1,628,142        1,804,557        3,536,746
                                                             -----------      ----------       ----------       ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --          211,244               --
Payable for policy-related transactions ..................         7,186              75               --              136
                                                             -----------      ----------       ----------       ----------
  Total liabilities ......................................         7,186              75          211,244              136
                                                             -----------      ----------       ----------       ----------
Net Assets ...............................................   $36,560,036      $1,628,067       $1,593,313       $3,536,610
                                                             ===========      ==========       ==========       ==========
Net Assets:
Accumulation Units .......................................    36,480,778       1,626,860        1,593,295        3,532,371
Retained by AXA Equitable in Separate Account No. 45 .....        79,258           1,207               18            4,239
                                                             -----------      ----------       ----------       ----------
Total net assets .........................................   $36,560,036      $1,628,067       $1,593,313       $3,536,610
                                                             ===========      ==========       ==========       ==========
Investments in shares of The Trusts, at cost .............   $30,642,428      $1,619,321       $1,558,607       $3,199,104
The Trusts shares held
 Class A .................................................            --              --               --               --
 Class B .................................................     2,809,991          76,774          147,674          518,485

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                                              EQ/Van Kampen      EQ/Van Kampen     EQ/Wells Fargo
                                                            EQ/Van Kampen        Emerging           Mid Cap          Montgomery
                                                               Comstock       Markets Equity         Growth           Small Cap
                                                            -------------     --------------     -------------     --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $12,476,856       $105,933,906        $2,609,973        $4,891,896
Receivable for The Trusts shares sold ....................            --                 --                --            18,815
Receivable for policy-related transactions ...............       501,499            185,499               433                --
                                                             -----------       ------------        ----------        ----------
  Total assets ...........................................    12,978,355        106,119,405         2,610,406         4,910,711
                                                             -----------       ------------        ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................       501,499            185,499               433                --
Payable for policy-related transactions ..................            --                 --                --            18,815
                                                             -----------       ------------        ----------        ----------
  Total liabilities ......................................       501,499            185,499               433            18,815
                                                             -----------       ------------        ----------        ----------
Net Assets ...............................................   $12,476,856       $105,933,906        $2,609,973        $4,891,896
                                                             ===========       ============        ==========        ==========
Net Assets:
Accumulation Units .......................................    12,469,858        105,586,170         2,606,631         4,889,189
Retained by AXA Equitable in Separate Account No. 45 .....         6,998            347,736             3,342             2,707
                                                             -----------       ------------        ----------        ----------
Total net assets .........................................   $12,476,856       $105,933,906        $2,609,973        $4,891,896
                                                             ===========       ============        ==========        ==========
Investments in shares of The Trusts, at cost .............   $11,297,211       $ 73,125,654        $2,530,309        $4,592,045
The Trusts shares held
 Class A .................................................            --                 --                --                --
 Class B .................................................     1,060,412          6,527,623           192,523           362,839

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                Contract charges     Unit Value     Units Outstanding (000's)
                                                ----------------     ----------     -------------------------
AXA Aggressive Allocation ..................      Class B 0.50%        $13.49                   --
AXA Aggressive Allocation ..................      Class B 1.15%        $13.24                  263
AXA Aggressive Allocation ..................      Class B 1.35%        $13.16                  595
AXA Aggressive Allocation ..................      Class B 1.55%        $13.09                  265
AXA Aggressive Allocation ..................      Class B 1.60%        $13.07                  189
AXA Aggressive Allocation ..................      Class B 1.70%        $14.43                    8
AXA Conservative Allocation ................      Class B 0.50%        $11.19                   --
AXA Conservative Allocation ................      Class B 1.15%        $10.98                  251
AXA Conservative Allocation ................      Class B 1.35%        $10.92                  343
AXA Conservative Allocation ................      Class B 1.55%        $10.85                  334
AXA Conservative Allocation ................      Class B 1.60%        $10.84                  190
AXA Conservative Allocation ................      Class B 1.70%        $11.31                    5
AXA Conservative-Plus Allocation ...........      Class B 0.50%        $11.64                   15
AXA Conservative-Plus Allocation ...........      Class B 1.15%        $11.43                  206
AXA Conservative-Plus Allocation ...........      Class B 1.35%        $11.36                  456
AXA Conservative-Plus Allocation ...........      Class B 1.55%        $11.29                  429
AXA Conservative-Plus Allocation ...........      Class B 1.60%        $11.28                  462
AXA Conservative-Plus Allocation ...........      Class B 1.70%        $11.96                   13
AXA Moderate Allocation ....................      Class A 1.15%        $54.74                  613
AXA Moderate Allocation ....................      Class B 0.50%        $59.58                    1
AXA Moderate Allocation ....................      Class B 1.15%        $51.94                  843
AXA Moderate Allocation ....................      Class B 1.35%        $49.78                2,505
AXA Moderate Allocation ....................      Class B 1.55%        $47.71                2,045
AXA Moderate Allocation ....................      Class B 1.60%        $47.21                1,195
AXA Moderate Allocation ....................      Class B 1.70%        $46.21                   32
AXA Moderate-Plus Allocation ...............      Class B 0.50%        $12.96                   46
AXA Moderate-Plus Allocation ...............      Class B 1.15%        $12.71                1,295
AXA Moderate-Plus Allocation ...............      Class B 1.35%        $12.64                1,913
AXA Moderate-Plus Allocation ...............      Class B 1.55%        $12.57                2,127
AXA Moderate-Plus Allocation ...............      Class B 1.60%        $12.55                1,043
AXA Moderate-Plus Allocation ...............      Class B 1.70%        $13.82                   --
AXA Premier VIP Aggressive Equity ..........      Class A 1.15%        $63.84                  227
AXA Premier VIP Aggressive Equity ..........      Class B 0.50%        $71.38                   --
AXA Premier VIP Aggressive Equity ..........      Class B 1.15%        $62.23                  197
AXA Premier VIP Aggressive Equity ..........      Class B 1.35%        $59.65                  220
AXA Premier VIP Aggressive Equity ..........      Class B 1.55%        $57.17                   62
AXA Premier VIP Aggressive Equity ..........      Class B 1.60%        $56.56                   53
AXA Premier VIP Aggressive Equity ..........      Class B 1.70%        $55.37                    2
AXA Premier VIP Core Bond ..................      Class B 0.50%        $12.01                    1
AXA Premier VIP Core Bond ..................      Class B 1.15%        $11.62                  416
AXA Premier VIP Core Bond ..................      Class B 1.35%        $11.50                  797
AXA Premier VIP Core Bond ..................      Class B 1.55%        $11.39                1,341
AXA Premier VIP Core Bond ..................      Class B 1.60%        $11.36                  915
AXA Premier VIP Core Bond ..................      Class B 1.70%        $11.30                    6
AXA Premier VIP Health Care ................      Class B 0.50%        $12.61                   --
AXA Premier VIP Health Care ................      Class B 1.15%        $12.21                  206
AXA Premier VIP Health Care ................      Class B 1.35%        $12.08                  346
AXA Premier VIP Health Care ................      Class B 1.55%        $11.96                  427
AXA Premier VIP Health Care ................      Class B 1.60%        $11.93                  223
AXA Premier VIP Health Care ................      Class B 1.70%        $11.87                   10
AXA Premier VIP High Yield .................      Class A 1.15%        $34.71                   93
AXA Premier VIP High Yield .................      Class B 0.50%        $38.57                    1
AXA Premier VIP High Yield .................      Class B 1.15%        $33.83                  378
AXA Premier VIP High Yield .................      Class B 1.35%        $32.49                  911
AXA Premier VIP High Yield .................      Class B 1.55%        $31.19                  896

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges       Unit Value      Units Outstanding (000's)
                                                    ----------------       ----------      -------------------------
AXA Premier VIP High Yield .....................      Class B 1.60%          $ 30.88                 475
AXA Premier VIP High Yield .....................      Class B 1.70%          $ 30.26                  11
AXA Premier VIP International Equity ...........      Class B 0.50%          $ 17.68                   1
AXA Premier VIP International Equity ...........      Class B 1.15%          $ 17.11                 315
AXA Premier VIP International Equity ...........      Class B 1.35%          $ 16.94                 524
AXA Premier VIP International Equity ...........      Class B 1.55%          $ 16.77                 569
AXA Premier VIP International Equity ...........      Class B 1.60%          $ 16.73                 377
AXA Premier VIP International Equity ...........      Class B 1.70%          $ 16.64                   1
AXA Premier VIP Large Cap Core Equity ..........      Class B 0.50%          $ 12.87                   1
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.15%          $ 12.46                  82
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.35%          $ 12.33                 160
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.55%          $ 12.21                 302
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.60%          $ 12.18                 175
AXA Premier VIP Large Cap Core Equity ..........      Class B 1.70%          $ 12.11                   1
AXA Premier VIP Large Cap Growth ...............      Class B 0.50%          $ 10.06                   2
AXA Premier VIP Large Cap Growth ...............      Class B 1.15%          $  9.73                 252
AXA Premier VIP Large Cap Growth ...............      Class B 1.35%          $  9.64                 336
AXA Premier VIP Large Cap Growth ...............      Class B 1.55%          $  9.54                 512
AXA Premier VIP Large Cap Growth ...............      Class B 1.60%          $  9.52                 355
AXA Premier VIP Large Cap Growth ...............      Class B 1.70%          $  9.47                  23
AXA Premier VIP Large Cap Value ................      Class B 0.50%          $ 14.99                  --
AXA Premier VIP Large Cap Value ................      Class B 1.15%          $ 14.50                 302
AXA Premier VIP Large Cap Value ................      Class B 1.35%          $ 14.36                 512
AXA Premier VIP Large Cap Value ................      Class B 1.55%          $ 14.21                 606
AXA Premier VIP Large Cap Value ................      Class B 1.60%          $ 14.18                 326
AXA Premier VIP Large Cap Value ................      Class B 1.70%          $ 14.10                  41
AXA Premier VIP Mid Cap Growth .................      Class B 0.50%          $ 11.41                   1
AXA Premier VIP Mid Cap Growth .................      Class B 1.15%          $ 11.04                 284
AXA Premier VIP Mid Cap Growth .................      Class B 1.35%          $ 10.93                 519
AXA Premier VIP Mid Cap Growth .................      Class B 1.55%          $ 10.82                 807
AXA Premier VIP Mid Cap Growth .................      Class B 1.60%          $ 10.79                 402
AXA Premier VIP Mid Cap Growth .................      Class B 1.70%          $ 10.74                   3
AXA Premier VIP Mid Cap Value ..................      Class B 0.50%          $ 14.53                  --
AXA Premier VIP Mid Cap Value ..................      Class B 1.15%          $ 14.06                 325
AXA Premier VIP Mid Cap Value ..................      Class B 1.35%          $ 13.92                 535
AXA Premier VIP Mid Cap Value ..................      Class B 1.55%          $ 13.78                 656
AXA Premier VIP Mid Cap Value ..................      Class B 1.60%          $ 13.75                 386
AXA Premier VIP Mid Cap Value ..................      Class B 1.70%          $ 13.68                  27
AXA Premier VIP Technology .....................      Class B 0.50%          $ 11.06                   1
AXA Premier VIP Technology .....................      Class B 1.15%          $ 10.71                 316
AXA Premier VIP Technology .....................      Class B 1.35%          $ 10.60                 609
AXA Premier VIP Technology .....................      Class B 1.55%          $ 10.49               1,590
AXA Premier VIP Technology .....................      Class B 1.60%          $ 10.46                 889
AXA Premier VIP Technology .....................      Class B 1.70%          $ 10.41                  15
EQ/AllianceBernstein Common Stock ..............      Class A 1.15%          $291.81                 266
EQ/AllianceBernstein Common Stock ..............      Class B 0.50%          $348.26                  12
EQ/AllianceBernstein Common Stock ..............      Class B 1.15%          $284.40                 380
EQ/AllianceBernstein Common Stock ..............      Class B 1.35%          $267.14                 687
EQ/AllianceBernstein Common Stock ..............      Class B 1.55%          $250.91                 361
EQ/AllianceBernstein Common Stock ..............      Class B 1.60%          $247.00                 200
EQ/AllianceBernstein Common Stock ..............      Class B 1.70%          $239.38                   3
EQ/AllianceBernstein Growth and Income .........      Class A 1.15%          $ 36.23               1,157
EQ/AllianceBernstein Growth and Income .........      Class B 0.50%          $ 38.57                   3

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                            ----------------     ----------     -------------------------
EQ/AllianceBernstein Growth and Income .................      Class B 1.15%        $35.36                1,543
EQ/AllianceBernstein Growth and Income .................      Class B 1.35%        $34.43                3,577
EQ/AllianceBernstein Growth and Income .................      Class B 1.55%        $33.51                3,490
EQ/AllianceBernstein Growth and Income .................      Class B 1.60%        $33.29                1,654
EQ/AllianceBernstein Growth and Income .................      Class B 1.70%        $32.85                   27
EQ/AllianceBernstein Intermediate Government Securities       Class A 1.15%        $20.04                  238
EQ/AllianceBernstein Intermediate Government Securities       Class B 0.50%        $21.69                    5
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.15%        $19.56                  469
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.35%        $18.95                1,287
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.55%        $18.35                2,414
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.60%        $18.20                1,493
EQ/AllianceBernstein Intermediate Government Securities       Class B 1.70%        $17.92                   29
EQ/AllianceBernstein International .....................      Class A 1.15%        $19.35                1,130
EQ/AllianceBernstein International .....................      Class B 0.50%        $20.38                    1
EQ/AllianceBernstein International .....................      Class B 1.15%        $18.87                1,145
EQ/AllianceBernstein International .....................      Class B 1.35%        $18.42                3,112
EQ/AllianceBernstein International .....................      Class B 1.55%        $17.99                3,446
EQ/AllianceBernstein International .....................      Class B 1.60%        $17.88                1,534
EQ/AllianceBernstein International .....................      Class B 1.70%        $17.67                    9
EQ/AllianceBernstein Large Cap Growth ..................      Class B 0.50%        $ 7.47                    1
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.15%        $ 7.10                  995
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.35%        $ 6.99                4,248
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.55%        $ 6.88                4,038
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.60%        $ 6.86                2,322
EQ/AllianceBernstein Large Cap Growth ..................      Class B 1.70%        $ 6.80                   14
EQ/AllianceBernstein Quality Bond ......................      Class B 0.50%        $18.35                   --
EQ/AllianceBernstein Quality Bond ......................      Class B 1.15%        $16.83                  227
EQ/AllianceBernstein Quality Bond ......................      Class B 1.35%        $16.38                  353
EQ/AllianceBernstein Quality Bond ......................      Class B 1.55%        $15.95                  389
EQ/AllianceBernstein Quality Bond ......................      Class B 1.60%        $15.84                  243
EQ/AllianceBernstein Quality Bond ......................      Class B 1.70%        $15.63                   11
EQ/AllianceBernstein Small Cap Growth ..................      Class A 1.15%        $18.96                  304
EQ/AllianceBernstein Small Cap Growth ..................      Class B 0.50%        $19.74                    3
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.15%        $18.53                  974
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.35%        $18.17                1,201
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.55%        $17.82                2,275
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.60%        $17.73                  908
EQ/AllianceBernstein Small Cap Growth ..................      Class B 1.70%        $17.56                   18
EQ/AllianceBernstein Value .............................      Class B 0.50%        $19.39                    5
EQ/AllianceBernstein Value .............................      Class B 1.15%        $18.28                1,987
EQ/AllianceBernstein Value .............................      Class B 1.35%        $17.95                2,657
EQ/AllianceBernstein Value .............................      Class B 1.55%        $17.62                3,035
EQ/AllianceBernstein Value .............................      Class B 1.60%        $17.54                1,465
EQ/AllianceBernstein Value .............................      Class B 1.70%        $17.38                   21
EQ/Ariel Appreciation II ...............................      Class B 0.50%        $11.48                   --
EQ/Ariel Appreciation II ...............................      Class B 1.15%        $11.39                    8
EQ/Ariel Appreciation II ...............................      Class B 1.35%        $11.50                   28
EQ/Ariel Appreciation II ...............................      Class B 1.55%        $11.34                   15
EQ/Ariel Appreciation II ...............................      Class B 1.60%        $11.33                   17
EQ/Ariel Appreciation II ...............................      Class B 1.70%        $11.31                    2
EQ/Boston Advisors Equity Income .......................      Class B 0.50%        $ 7.26                    3
EQ/Boston Advisors Equity Income .......................      Class B 1.15%        $ 6.89                  379
EQ/Boston Advisors Equity Income .......................      Class B 1.35%        $ 6.78                  886
EQ/Boston Advisors Equity Income .......................      Class B 1.55%        $ 6.67                  620

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                               ----------------     ----------     -------------------------
EQ/Boston Advisors Equity Income ..........      Class B 1.60%        $ 6.64                   421
EQ/Boston Advisors Equity Income ..........      Class B 1.70%        $ 6.59                     1
EQ/Calvert Socially Responsible ...........      Class B 0.50%        $ 9.63                    --
EQ/Calvert Socially Responsible ...........      Class B 1.15%        $ 9.18                     6
EQ/Calvert Socially Responsible ...........      Class B 1.35%        $ 9.04                    46
EQ/Calvert Socially Responsible ...........      Class B 1.55%        $ 8.91                    52
EQ/Calvert Socially Responsible ...........      Class B 1.60%        $ 8.87                    10
EQ/Calvert Socially Responsible ...........      Class B 1.70%        $ 8.81                     2
EQ/Capital Guardian Growth ................      Class B 0.50%        $14.25                     1
EQ/Capital Guardian Growth ................      Class B 1.15%        $13.37                    38
EQ/Capital Guardian Growth ................      Class B 1.35%        $13.11                    74
EQ/Capital Guardian Growth ................      Class B 1.55%        $12.86                    86
EQ/Capital Guardian Growth ................      Class B 1.60%        $12.80                   134
EQ/Capital Guardian Growth ................      Class B 1.70%        $12.67                    --
EQ/Capital Guardian International .........      Class B 0.50%        $15.51                   318
EQ/Capital Guardian International .........      Class B 1.15%        $14.75                   238
EQ/Capital Guardian International .........      Class B 1.35%        $14.52                   502
EQ/Capital Guardian International .........      Class B 1.55%        $14.30                   355
EQ/Capital Guardian International .........      Class B 1.60%        $14.24                   235
EQ/Capital Guardian International .........      Class B 1.70%        $14.13                    --
EQ/Capital Guardian Research ..............      Class B 0.50%        $13.96                    --
EQ/Capital Guardian Research ..............      Class B 1.15%        $13.28                 1,048
EQ/Capital Guardian Research ..............      Class B 1.35%        $13.08                 1,987
EQ/Capital Guardian Research ..............      Class B 1.55%        $12.87                 1,219
EQ/Capital Guardian Research ..............      Class B 1.60%        $12.82                   654
EQ/Capital Guardian Research ..............      Class B 1.70%        $12.72                    --
EQ/Capital Guardian U.S. Equity ...........      Class B 0.50%        $13.44                     2
EQ/Capital Guardian U.S. Equity ...........      Class B 1.15%        $12.78                   505
EQ/Capital Guardian U.S. Equity ...........      Class B 1.35%        $12.58                   922
EQ/Capital Guardian U.S. Equity ...........      Class B 1.55%        $12.39                 1,149
EQ/Capital Guardian U.S. Equity ...........      Class B 1.60%        $12.34                   545
EQ/Capital Guardian U.S. Equity ...........      Class B 1.70%        $12.24                     1
EQ/Caywood-Scholl High Yield Bond .........      Class B 0.50%        $11.23                    --
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.15%        $11.11                    57
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.35%        $11.07                   165
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.55%        $11.04                   178
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.60%        $11.03                   108
EQ/Caywood-Scholl High Yield Bond .........      Class B 1.70%        $11.01                    --
EQ/Davis New York Venture .................      Class B 0.50%        $10.88                    --
EQ/Davis New York Venture .................      Class B 1.15%        $10.85                    19
EQ/Davis New York Venture .................      Class B 1.35%        $10.85                    49
EQ/Davis New York Venture .................      Class B 1.55%        $10.84                    36
EQ/Davis New York Venture .................      Class B 1.60%        $10.84                    33
EQ/Davis New York Venture .................      Class B 1.70%        $10.84                    --
EQ/Equity 500 Index .......................      Class B 0.50%        $33.46                     3
EQ/Equity 500 Index .......................      Class B 1.15%        $30.76                   624
EQ/Equity 500 Index .......................      Class B 1.35%        $29.97                 2,138
EQ/Equity 500 Index .......................      Class B 1.55%        $29.20                 1,200
EQ/Equity 500 Index .......................      Class B 1.60%        $29.01                   723
EQ/Equity 500 Index .......................      Class B 1.70%        $28.64                     9
EQ/Evergreen International Bond ...........      Class B 0.50%        $10.05                    --
EQ/Evergreen International Bond ...........      Class B 1.15%        $ 9.97                    55
EQ/Evergreen International Bond ...........      Class B 1.35%        $10.02                   104

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                               ----------------     ----------     -------------------------
EQ/Evergreen International Bond ...........      Class B 1.55%        $ 9.92                    85
EQ/Evergreen International Bond ...........      Class B 1.60%        $ 9.92                    61
EQ/Evergreen International Bond ...........      Class B 1.70%        $ 9.90                     1
EQ/Evergreen Omega ........................      Class B 0.50%        $ 9.55                     2
EQ/Evergreen Omega ........................      Class B 1.15%        $ 9.07                   121
EQ/Evergreen Omega ........................      Class B 1.35%        $ 8.92                   292
EQ/Evergreen Omega ........................      Class B 1.55%        $ 8.78                   432
EQ/Evergreen Omega ........................      Class B 1.60%        $ 8.74                   157
EQ/Evergreen Omega ........................      Class B 1.70%        $ 8.67                    --
EQ/FI Mid Cap .............................      Class B 0.50%        $13.58                   267
EQ/FI Mid Cap .............................      Class B 1.15%        $13.03                   620
EQ/FI Mid Cap .............................      Class B 1.35%        $12.86                 1,330
EQ/FI Mid Cap .............................      Class B 1.55%        $12.70                 2,486
EQ/FI Mid Cap .............................      Class B 1.60%        $12.66                 1,207
EQ/FI Mid Cap .............................      Class B 1.70%        $12.57                    31
EQ/FI Mid Cap Value .......................      Class B 0.50%        $19.07                   193
EQ/FI Mid Cap Value .......................      Class B 1.15%        $17.90                 1,559
EQ/FI Mid Cap Value .......................      Class B 1.35%        $17.55                 1,921
EQ/FI Mid Cap Value .......................      Class B 1.55%        $17.21                 3,415
EQ/FI Mid Cap Value .......................      Class B 1.60%        $17.13                 1,391
EQ/FI Mid Cap Value .......................      Class B 1.70%        $16.96                    16
EQ/Franklin Income ........................      Class B 0.50%        $10.46                    --
EQ/Franklin Income ........................      Class B 1.15%        $10.44                    78
EQ/Franklin Income ........................      Class B 1.35%        $10.43                   222
EQ/Franklin Income ........................      Class B 1.55%        $10.42                   200
EQ/Franklin Income ........................      Class B 1.60%        $10.42                   120
EQ/Franklin Income ........................      Class B 1.70%        $10.42                    --
EQ/Franklin Small Cap Value ...............      Class B 0.50%        $10.85                    --
EQ/Franklin Small Cap Value ...............      Class B 1.15%        $10.83                     6
EQ/Franklin Small Cap Value ...............      Class B 1.35%        $10.82                     8
EQ/Franklin Small Cap Value ...............      Class B 1.55%        $10.82                    12
EQ/Franklin Small Cap Value ...............      Class B 1.60%        $10.81                     7
EQ/Franklin Small Cap Value ...............      Class B 1.70%        $10.81                    --
EQ/GAMCO Mergers and Acquisitions .........      Class B 0.50%        $11.79                   304
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.15%        $11.67                   198
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.35%        $11.63                   114
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.55%        $11.59                   116
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.60%        $11.58                    44
EQ/GAMCO Mergers and Acquisitions .........      Class B 1.70%        $11.56                     3
EQ/GAMCO Small Company Value ..............      Class B 0.50%        $32.21                    --
EQ/GAMCO Small Company Value ..............      Class B 1.15%        $28.54                    94
EQ/GAMCO Small Company Value ..............      Class B 1.35%        $27.50                   191
EQ/GAMCO Small Company Value ..............      Class B 1.55%        $26.49                   148
EQ/GAMCO Small Company Value ..............      Class B 1.60%        $26.24                   102
EQ/GAMCO Small Company Value ..............      Class B 1.70%        $25.76                     1
EQ/International Growth ...................      Class B 0.50%        $14.46                    --
EQ/International Growth ...................      Class B 1.15%        $14.30                    42
EQ/International Growth ...................      Class B 1.35%        $14.25                    82
EQ/International Growth ...................      Class B 1.55%        $14.20                    39
EQ/International Growth ...................      Class B 1.60%        $14.19                    24
EQ/International Growth ...................      Class B 1.70%        $14.17                    --
EQ/Janus Large Cap Growth .................      Class B 0.50%        $ 6.72                     3
EQ/Janus Large Cap Growth .................      Class B 1.15%        $ 6.45                   185

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                              Contract charges      Unit Value      Units Outstanding (000's)
                                              ----------------      ----------      -------------------------
EQ/Janus Large Cap Growth ................      Class B 1.35%         $ 6.36                   416
EQ/Janus Large Cap Growth ................      Class B 1.55%         $ 6.28                 1,460
EQ/Janus Large Cap Growth ................      Class B 1.60%         $ 6.26                   876
EQ/Janus Large Cap Growth ................      Class B 1.70%         $ 6.22                     6
EQ/JPMorgan Core Bond ....................      Class B 0.50%         $15.48                    10
EQ/JPMorgan Core Bond ....................      Class B 1.15%         $14.59                   630
EQ/JPMorgan Core Bond ....................      Class B 1.35%         $14.33                 1,273
EQ/JPMorgan Core Bond ....................      Class B 1.55%         $14.07                 1,359
EQ/JPMorgan Core Bond ....................      Class B 1.60%         $14.01                   924
EQ/JPMorgan Core Bond ....................      Class B 1.70%         $13.88                     8
EQ/JPMorgan Value Opportunities ..........      Class B 0.50%         $17.46                    --
EQ/JPMorgan Value Opportunities ..........      Class B 1.15%         $16.39                   655
EQ/JPMorgan Value Opportunities ..........      Class B 1.35%         $16.07                   978
EQ/JPMorgan Value Opportunities ..........      Class B 1.55%         $15.76                   415
EQ/JPMorgan Value Opportunities ..........      Class B 1.60%         $15.68                   281
EQ/JPMorgan Value Opportunities ..........      Class B 1.70%         $15.53                     2
EQ/Legg Mason Value Equity ...............      Class B 0.50%         $11.33                    --
EQ/Legg Mason Value Equity ...............      Class B 1.15%         $11.24                    54
EQ/Legg Mason Value Equity ...............      Class B 1.35%         $11.38                   136
EQ/Legg Mason Value Equity ...............      Class B 1.55%         $11.19                    63
EQ/Legg Mason Value Equity ...............      Class B 1.60%         $11.18                    63
EQ/Legg Mason Value Equity ...............      Class B 1.70%         $11.17                     4
EQ/Long Term Bond ........................      Class B 0.50%         $10.19                    --
EQ/Long Term Bond ........................      Class B 1.15%         $10.08                    47
EQ/Long Term Bond ........................      Class B 1.35%         $10.04                   121
EQ/Long Term Bond ........................      Class B 1.55%         $10.01                   145
EQ/Long Term Bond ........................      Class B 1.60%         $10.00                    64
EQ/Long Term Bond ........................      Class B 1.70%         $ 9.98                     2
EQ/Lord Abbett Growth and Income .........      Class B 0.50%         $12.43                    --
EQ/Lord Abbett Growth and Income .........      Class B 1.15%         $12.30                    56
EQ/Lord Abbett Growth and Income .........      Class B 1.35%         $12.25                   119
EQ/Lord Abbett Growth and Income .........      Class B 1.55%         $12.21                   124
EQ/Lord Abbett Growth and Income .........      Class B 1.60%         $12.20                    83
EQ/Lord Abbett Growth and Income .........      Class B 1.70%         $12.18                    --
EQ/Lord Abbett Large Cap Core ............      Class B 0.50%         $11.91                    --
EQ/Lord Abbett Large Cap Core ............      Class B 1.15%         $11.78                    10
EQ/Lord Abbett Large Cap Core ............      Class B 1.35%         $11.74                    49
EQ/Lord Abbett Large Cap Core ............      Class B 1.55%         $11.70                    30
EQ/Lord Abbett Large Cap Core ............      Class B 1.60%         $11.69                    22
EQ/Lord Abbett Large Cap Core ............      Class B 1.70%         $11.67                    --
EQ/Lord Abbett Mid Cap Value .............      Class B 0.50%         $12.54                    --
EQ/Lord Abbett Mid Cap Value .............      Class B 1.15%         $12.41                   167
EQ/Lord Abbett Mid Cap Value .............      Class B 1.35%         $12.36                   193
EQ/Lord Abbett Mid Cap Value .............      Class B 1.55%         $12.32                   117
EQ/Lord Abbett Mid Cap Value .............      Class B 1.60%         $12.31                   115
EQ/Lord Abbett Mid Cap Value .............      Class B 1.70%         $12.29                    --
EQ/Marsico Focus .........................      Class B 0.50%         $17.20                     7
EQ/Marsico Focus .........................      Class B 1.15%         $16.61                   770
EQ/Marsico Focus .........................      Class B 1.35%         $16.44                 1,541
EQ/Marsico Focus .........................      Class B 1.55%         $16.26                 1,408
EQ/Marsico Focus .........................      Class B 1.60%         $16.22                  745
EQ/Marsico Focus .........................      Class B 1.70%         $16.13                   11

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges       Unit Value      Units Outstanding (000's)
                                                    ----------------       ----------      -------------------------
EQ/Mercury Basic Value Equity ..................      Class B 0.50%          $26.27                      6
EQ/Mercury Basic Value Equity ..................      Class B 1.15%          $24.66                  1,201
EQ/Mercury Basic Value Equity ..................      Class B 1.35%          $24.18                  2,213
EQ/Mercury Basic Value Equity ..................      Class B 1.55%          $23.71                  1,927
EQ/Mercury Basic Value Equity ..................      Class B 1.60%          $23.60                    917
EQ/Mercury Basic Value Equity ..................      Class B 1.70%          $23.37                     14
EQ/Mercury International Value .................      Class B 0.50%          $24.88                      3
EQ/Mercury International Value .................      Class B 1.15%          $23.35                    795
EQ/Mercury International Value .................      Class B 1.35%          $22.90                  1,280
EQ/Mercury International Value .................      Class B 1.55%          $22.46                  1,158
EQ/Mercury International Value .................      Class B 1.60%          $22.35                    514
EQ/Mercury International Value .................      Class B 1.70%          $22.13                      3
EQ/MFS Emerging Growth Companies ...............      Class B 0.50%          $16.39                     --
EQ/MFS Emerging Growth Companies ...............      Class B 1.15%          $15.39                  1,056
EQ/MFS Emerging Growth Companies ...............      Class B 1.35%          $15.09                  2,809
EQ/MFS Emerging Growth Companies ...............      Class B 1.55%          $14.80                  1,228
EQ/MFS Emerging Growth Companies ...............      Class B 1.60%          $14.72                    791
EQ/MFS Emerging Growth Companies ...............      Class B 1.70%          $14.58                      1
EQ/MFS Investors Trust .........................      Class B 0.50%          $11.33                      2
EQ/MFS Investors Trust .........................      Class B 1.15%          $10.75                     85
EQ/MFS Investors Trust .........................      Class B 1.35%          $10.58                    411
EQ/MFS Investors Trust .........................      Class B 1.55%          $10.41                    412
EQ/MFS Investors Trust .........................      Class B 1.60%          $10.37                    298
EQ/MFS Investors Trust .........................      Class B 1.70%          $10.28                     --
EQ/Money Market ................................      Class A 1.15%          $31.67                    262
EQ/Money Market ................................      Class B 0.00%          $41.55                     18
EQ/Money Market ................................      Class B 0.50%          $36.58                      1
EQ/Money Market ................................      Class B 1.15%          $30.96                    433
EQ/Money Market ................................      Class B 1.35%          $29.41                  1,040
EQ/Money Market ................................      Class B 1.55%          $27.92                  1,184
EQ/Money Market ................................      Class B 1.60%          $27.57                  1,177
EQ/Money Market ................................      Class B 1.70%          $26.86                     22
EQ/Montag & Caldwell Growth ....................      Class B 0.50%          $ 5.26                     --
EQ/Montag & Caldwell Growth ....................      Class B 1.15%          $ 4.99                     50
EQ/Montag & Caldwell Growth ....................      Class B 1.35%          $ 4.91                    136
EQ/Montag & Caldwell Growth ....................      Class B 1.55%          $ 4.83                     62
EQ/Montag & Caldwell Growth ....................      Class B 1.60%          $ 4.81                     29
EQ/Montag & Caldwell Growth ....................      Class B 1.70%          $ 4.77                     --
EQ/Mutual Shares ...............................      Class B 0.50%          $10.74                     --
EQ/Mutual Shares ...............................      Class B 1.15%          $10.72                     21
EQ/Mutual Shares ...............................      Class B 1.35%          $10.71                     50
EQ/Mutual Shares ...............................      Class B 1.55%          $10.70                     47
EQ/Mutual Shares ...............................      Class B 1.60%          $10.70                     23
EQ/Mutual Shares ...............................      Class B 1.70%          $10.70                     --
EQ/Oppenheimer Global ..........................      Class B 0.50%          $11.12                     --
EQ/Oppenheimer Global ..........................      Class B 1.15%          $11.10                      9
EQ/Oppenheimer Global ..........................      Class B 1.35%          $11.09                      8
EQ/Oppenheimer Global ..........................      Class B 1.55%          $11.09                     17
EQ/Oppenheimer Global ..........................      Class B 1.60%          $11.09                     12
EQ/Oppenheimer Global ..........................      Class B 1.70%          $11.08                     --
EQ/Oppenheimer Main Street Opportunity .........      Class B 0.50%          $10.96                     --
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.15%          $10.94                      6
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.35%          $10.93                     17

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                                    Contract charges      Unit Value      Units Outstanding (000's)
                                                    ----------------      ----------      -------------------------
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.55%         $10.92                     6
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.60%         $10.92                    --
EQ/Oppenheimer Main Street Opportunity .........      Class B 1.70%         $10.92                    --
EQ/Oppenheimer Main Street Small Cap ...........      Class B 0.50%         $11.13                    --
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.15%         $11.11                     1
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.35%         $11.10                    12
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.55%         $11.09                     9
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.60%         $11.09                    14
EQ/Oppenheimer Main Street Small Cap ...........      Class B 1.70%         $11.09                    --
EQ/PIMCO Real Return ...........................      Class B 0.50%         $ 9.98                    --
EQ/PIMCO Real Return ...........................      Class B 1.15%         $ 9.87                   195
EQ/PIMCO Real Return ...........................      Class B 1.35%         $ 9.84                   330
EQ/PIMCO Real Return ...........................      Class B 1.55%         $ 9.81                   337
EQ/PIMCO Real Return ...........................      Class B 1.60%         $ 9.80                   207
EQ/PIMCO Real Return ...........................      Class B 1.70%         $ 9.78                     3
EQ/Short Duration Bond .........................      Class B 0.50%         $10.38                    --
EQ/Short Duration Bond .........................      Class B 1.15%         $10.27                    84
EQ/Short Duration Bond .........................      Class B 1.35%         $10.23                   174
EQ/Short Duration Bond .........................      Class B 1.55%         $10.20                   140
EQ/Short Duration Bond .........................      Class B 1.60%         $10.19                   104
EQ/Short Duration Bond .........................      Class B 1.70%         $10.17                     2
EQ Small Cap Value .............................      Class B 0.50%         $21.25                     2
EQ Small Cap Value .............................      Class B 1.15%         $20.03                   399
EQ Small Cap Value .............................      Class B 1.35%         $19.67                   761
EQ Small Cap Value .............................      Class B 1.55%         $19.31                   683
EQ Small Cap Value .............................      Class B 1.60%         $19.22                   395
EQ Small Cap Value .............................      Class B 1.70%         $19.05                     6
EQ Small Company Growth ........................      Class B 0.50%         $ 9.42                     4
EQ Small Company Growth ........................      Class B 1.15%         $ 8.94                   101
EQ Small Company Growth ........................      Class B 1.35%         $ 8.79                   286
EQ Small Company Growth ........................      Class B 1.55%         $ 8.65                   218
EQ Small Company Growth ........................      Class B 1.60%         $ 8.61                   125
EQ Small Company Growth ........................      Class B 1.70%         $ 8.54                    --
EQ/Small Company Index .........................      Class B 0.50%         $18.52                     2
EQ/Small Company Index .........................      Class B 1.15%         $17.46                   341
EQ/Small Company Index .........................      Class B 1.35%         $17.14                   792
EQ/Small Company Index .........................      Class B 1.55%         $16.83                   681
EQ/Small Company Index .........................      Class B 1.60%         $16.75                   323
EQ/Small Company Index .........................      Class B 1.70%         $16.60                     3
EQ/TCW Equity ..................................      Class B 0.50%         $19.34                    --
EQ/TCW Equity ..................................      Class B 1.15%         $17.14                    14
EQ/TCW Equity ..................................      Class B 1.35%         $16.51                    45
EQ/TCW Equity ..................................      Class B 1.55%         $15.90                    27
EQ/TCW Equity ..................................      Class B 1.60%         $15.76                    12
EQ/TCW Equity ..................................      Class B 1.70%         $15.46                    --
EQ/Templeton Growth ............................      Class B 0.50%         $10.79                    --
EQ/Templeton Growth ............................      Class B 1.15%         $10.76                    20
EQ/Templeton Growth ............................      Class B 1.35%         $10.76                    61
EQ/Templeton Growth ............................      Class B 1.55%         $10.75                    39
EQ/Templeton Growth ............................      Class B 1.60%         $10.75                    28
EQ/Templeton Growth ............................      Class B 1.70%         $10.75                    --
EQ/UBS Growth and Income .......................      Class B 0.50%         $ 6.70                    --
EQ/UBS Growth and Income .......................      Class B 1.15%         $ 6.35                   146

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006

                                                   Contract charges      Unit Value      Units Outstanding (000's)
                                                   ----------------      ----------      -------------------------
EQ/UBS Growth and Income ......................      Class B 1.35%        $ 6.25                    193
EQ/UBS Growth and Income ......................      Class B 1.55%        $ 6.15                    158
EQ/UBS Growth and Income ......................      Class B 1.60%        $ 6.12                     69
EQ/UBS Growth and Income ......................      Class B 1.70%        $ 6.07                     --
EQ/Van Kampen Comstock ........................      Class B 0.50%        $12.10                    362
EQ/Van Kampen Comstock ........................      Class B 1.15%        $11.96                    157
EQ/Van Kampen Comstock ........................      Class B 1.35%        $11.92                    251
EQ/Van Kampen Comstock ........................      Class B 1.55%        $11.88                    142
EQ/Van Kampen Comstock ........................      Class B 1.60%        $11.87                    129
EQ/Van Kampen Comstock ........................      Class B 1.70%        $11.85                     --
EQ/Van Kampen Emerging Markets Equity .........      Class B 0.50%        $20.43                      2
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.15%        $19.21                  1,021
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.35%        $18.85                  1,993
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.55%        $18.50                  1,689
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.60%        $18.41                    929
EQ/Van Kampen Emerging Markets Equity .........      Class B 1.70%        $18.23                      1
EQ/Van Kampen Mid Cap Growth ..................      Class B 0.50%        $13.53                     --
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.15%        $13.38                     48
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.35%        $13.34                     74
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.55%        $13.29                     44
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.60%        $13.28                     30
EQ/Van Kampen Mid Cap Growth ..................      Class B 1.70%        $13.26                     --
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 0.50%        $14.49                     --
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.15%        $14.33                     47
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.35%        $14.28                    131
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.55%        $14.24                    114
EQ/Wells Fargo Montgomery Small Cap ...........      Class B 1.60%        $14.22                     50



                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Aggressive     AXA Conservative     AXA Conservative-
                                                      Allocation          Allocation         Plus Allocation
                                                    --------------     ----------------     -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  347,798           $443,072             $  524,747
 Expenses:
  Asset-based charges ............................       155,827            163,678                219,354
                                                      ----------           --------             ----------
Net Investment Income (Loss) .....................       191,971            279,394                305,393
                                                      ----------           --------             ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       530,568             78,089                225,185
  Realized gain distribution from The Trusts .....       224,086            115,813                234,578
                                                      ----------           --------             ----------
 Net realized gain (loss) ........................       754,654            193,902                459,763
                                                      ----------           --------             ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       906,442            143,650                359,666
                                                      ----------           --------             ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,661,096            337,552                819,429
                                                      ----------           --------             ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,853,067           $616,946             $1,124,822
                                                      ==========           ========             ==========

                                                                                           AXA Premier      AXA Premier
                                                    AXA Moderate      AXA Moderate-      VIP Aggressive       VIP Core
                                                     Allocation      Plus Allocation         Equity             Bond
                                                    ------------     ---------------     --------------     -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 9,321,007         $1,789,239         $    25,866       $1,752,693
 Expenses:
  Asset-based charges ............................    4,688,293            708,645             625,691          628,477
                                                    -----------         ----------         -----------       ----------
Net Investment Income (Loss) .....................    4,632,714          1,080,594            (599,825)       1,124,216
                                                    -----------         ----------         -----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............   13,616,226          1,117,269          (1,914,810)        (319,601)
  Realized gain distribution from The Trusts .....    2,909,070            795,275                  --               --
                                                    -----------         ----------         -----------       ----------
 Net realized gain (loss) ........................   16,525,296          1,912,544          (1,914,810)        (319,601)
                                                    -----------         ----------         -----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    9,825,690          4,082,567           4,159,610           92,744
                                                    -----------         ----------         -----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   26,350,986          5,995,111           2,244,800         (226,857)
                                                    -----------         ----------         -----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $30,983,700         $7,075,705         $ 1,644,975       $  897,359
                                                    ===========         ==========         ===========       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier       AXA Premier         AXA Premier
                                                     VIP Health         VIP High       VIP International
                                                        Care             Yield               Equity
                                                    -----------       -----------      -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 157,101        $ 5,929,071          $  562,092
 Expenses:
  Asset-based charges ............................     224,091          1,313,511             385,460
                                                     ---------        -----------          ----------
Net Investment Income (Loss) .....................     (66,990)         4,615,560             176,632
                                                     ---------        -----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     388,153         (1,490,273)          3,332,975
  Realized gain distribution from The Trusts .....     537,945                 --             833,867
                                                     ---------        -----------          ----------
 Net realized gain (loss) ........................     926,098         (1,490,273)          4,166,842
                                                     ---------        -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (322,035)         4,235,801           1,301,334
                                                     ---------        -----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     604,063          2,745,528           5,468,176
                                                     ---------        -----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 537,073        $ 7,361,088          $5,644,808
                                                     =========        ===========          ==========

                                                    AXA Premier VIP     AXA Premier VIP     AXA Premier VIP     AXA Premier VIP
                                                       Large Cap           Large Cap           Large Cap            Mid Cap
                                                      Core Equity            Growth              Value               Growth
                                                    ---------------     ---------------     ---------------     ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $   51,308                  --          $  626,382         $   119,447
 Expenses:
  Asset-based charges ............................        104,098             215,182             344,835             342,176
                                                       ----------             -------          ----------         -----------
Net Investment Income (Loss) .....................        (52,790)           (215,182)            281,547            (222,729)
                                                       ----------            --------          ----------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        715,524           1,248,563           1,994,556           1,951,370
  Realized gain distribution from The Trusts .....        165,217             683,203             366,876           2,095,045
                                                       ----------           ---------          ----------         -----------
 Net realized gain (loss) ........................        880,741           1,931,766           2,361,432           4,046,415
                                                       ----------           ---------          ----------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        226,064          (1,972,979)          1,243,955          (2,060,447)
                                                       ----------          ----------          ----------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      1,106,805             (41,213)          3,605,387           1,985,968
                                                       ----------          ----------          ----------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $1,054,015         $  (256,395)         $3,886,934         $ 1,763,239
                                                       ==========         ===========          ==========         ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    AXA Premier                                                EQ/AllianceBernstein
                                                      VIP Mid         AXA Premier      EQ/AllianceBernstein         Growth and
                                                     Cap Value      VIP Technology         Common Stock               Income
                                                    -----------     --------------     --------------------    --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  425,553                --          $  6,216,043             $ 5,175,907
 Expenses:
  Asset-based charges ............................     373,867           594,228             7,272,141               5,480,606
                                                    ----------           -------          ------------             -----------
Net Investment Income (Loss) .....................      51,686          (594,228)           (1,056,098)               (304,699)
                                                    ----------          --------          ------------             -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     574,325         3,246,678           (17,126,379)             10,087,124
  Realized gain distribution from The Trusts .....   2,382,081                --                    --              18,171,909
                                                    ----------         ---------          ------------             -----------
 Net realized gain (loss) ........................   2,956,406         3,246,678           (17,126,379)             28,259,033
                                                    ----------         ---------          ------------             -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     215,129          (628,804)           65,207,213              32,943,143
                                                    ----------         ---------          ------------             -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   3,171,535         2,617,874            48,080,834              61,202,176
                                                    ----------         ---------          ------------             -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,223,221        $2,023,646          $ 47,024,736             $60,897,477
                                                    ==========        ==========          ============             ===========

                                                      EQ/AllianceBernstein
                                                          Intermediate                                     EQ/AllianceBernstein
                                                           Government            EQ/AllianceBernstein           Large Cap
                                                           Securities                International                Growth
                                                      --------------------       --------------------      --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $4,438,446                 $ 2,534,096                       --
 Expenses:
  Asset-based charges ............................         1,789,121                   2,569,833                1,284,009
                                                          ----------                 -----------                ---------
Net Investment Income (Loss) .....................         2,649,325                     (35,737)              (1,284,009)
                                                          ----------                 -----------               ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          (695,557)                 11,937,246               (7,479,562)
  Realized gain distribution from The Trusts .....                --                  13,039,082                       --
                                                          ----------                 -----------               ----------
 Net realized gain (loss) ........................          (695,557)                 24,976,328               (7,479,562)
                                                          ----------                 -----------               ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          (209,161)                 10,950,680                6,305,608
                                                          ----------                 -----------               ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (904,718)                 35,927,008               (1,173,954)
                                                          ----------                 -----------               ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $1,744,607                 $35,891,271              $(2,457,963)
                                                          ==========                 ===========              ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                              EQ/AllianceBernstein
                                                    EQ/AllianceBernstein           Small Cap             EQ/AllianceBernstein
                                                        Quality Bond                 Growth                      Value
                                                    --------------------      --------------------      ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 767,345                        --                 $ 2,347,834
 Expenses:
  Asset-based charges ............................          309,777                 1,589,100                   2,183,165
                                                          ---------                 ---------                 -----------
Net Investment Income (Loss) .....................          457,568                (1,589,100)                    164,669
                                                          ---------                ----------                 -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         (246,386)                5,066,433                   6,900,581
  Realized gain distribution from The Trusts .....               --                 8,420,780                   9,005,273
                                                          ---------                ----------                 -----------
 Net realized gain (loss) ........................         (246,386)               13,487,213                  15,905,854
                                                          ---------                ----------                 -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................          232,249                (4,278,250)                 11,920,233
                                                          ---------                ----------                 -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (14,137)                9,208,963                  27,826,087
                                                          ---------                ----------                 -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $ 443,431               $ 7,619,863                 $27,990,756
                                                          =========               ===========                 ===========

                                                                             EQ/Boston         EQ/Calvert     EQ/Capital
                                                          EQ/Ariel            Advisors          Socially       Guardian
                                                      Appreciation II      Equity Income      Responsible       Growth
                                                      ---------------      -------------      -----------     ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $ 6,163            $  313,478               --       $   6,896
 Expenses:
  Asset-based charges ............................          7,570               193,293           17,282          44,937
                                                          -------            ----------           ------       ---------
Net Investment Income (Loss) .....................         (1,407)              120,185          (17,282)        (38,041)
                                                          -------            ----------          -------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          9,414               405,181          104,916         144,148
  Realized gain distribution from The Trusts .....            190               627,857           12,666              --
                                                          -------            ----------          -------       ---------
 Net realized gain (loss) ........................          9,604             1,033,038          117,582         144,148
                                                          -------            ----------          -------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................         56,560               759,059          (60,259)        123,864
                                                          -------            ----------          -------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         66,164             1,792,097           57,323         268,012
                                                          -------            ----------          -------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $64,757            $1,912,282         $ 40,041       $ 229,971
                                                          =======            ==========         ========       =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/Capital       EQ/Capital       EQ/Capital     EQ/Caywood-Scholl
                                                       Guardian         Guardian         Guardian          High Yield
                                                    International       Research       U.S. Equity            Bond
                                                    -------------      ----------      -----------     -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  303,109       $  353,384      $   476,477          $314,068
 Expenses:
  Asset-based charges ............................       291,093          929,646          586,984            61,312
                                                      ----------       ----------      -----------          --------
Net Investment Income (Loss) .....................        12,016         (576,262)        (110,507)          252,756
                                                      ----------       ----------      -----------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     2,287,834        4,769,185        3,844,189             2,075
  Realized gain distribution from The Trusts .....     1,314,703               --        2,323,484                --
                                                      ----------       ----------      -----------          --------
 Net realized gain (loss) ........................     3,602,537        4,769,185        6,167,673             2,075
                                                      ----------       ----------      -----------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       147,272        2,457,133       (2,750,518)           41,234
                                                      ----------       ----------      -----------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     3,749,809        7,226,318        3,417,155            43,309
                                                      ----------       ----------      -----------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $3,761,825       $6,650,056      $ 3,306,648          $296,065
                                                      ==========       ==========      ===========          ========

                                                         EQ/Davis                      EQ/Evergreen
                                                         New York       EQ/Equity      International
                                                       Venture (a)      500 Index          Bond
                                                       -----------     -----------     -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $ 2,748       $ 2,063,705      $    7,363
 Expenses:
  Asset-based charges ............................         3,192         1,994,086          26,303
                                                         -------       -----------      ----------
Net Investment Income (Loss) .....................          (444)           69,619         (18,940)
                                                         -------       -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         2,104           558,219           3,605
  Realized gain distribution from The Trusts .....            --         3,943,777              --
                                                         -------       -----------      ----------
 Net realized gain (loss) ........................         2,104         4,501,996           3,605
                                                         -------       -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        49,050        13,183,931          66,166
                                                         -------       -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        51,154        17,685,927          69,771
                                                         -------       -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $50,710       $17,755,546      $   50,831
                                                         =======       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                                           EQ/FI
                                                    EQ/Evergreen         EQ/FI            Mid Cap        EQ/Franklin
                                                        Omega           Mid Cap            Value          Income (a)
                                                    ------------      ----------       ------------      -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   194,976       $2,420,220       $    438,932        $ 34,050
 Expenses:
  Asset-based charges ............................      138,311        1,116,957          2,171,716          11,694
                                                    -----------       ----------       ------------        --------
Net Investment Income (Loss) .....................       56,665        1,303,263         (1,732,784)         22,356
                                                    -----------       ----------       ------------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      525,710        4,055,898          6,638,554           7,132
  Realized gain distribution from The Trusts .....      714,905        2,889,366         12,844,678              --
                                                    -----------       ----------       ------------        --------
 Net realized gain (loss) ........................    1,240,615        6,945,264         19,483,232           7,132
                                                    -----------       ----------       ------------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (929,749)        (804,489)        (2,138,466)         93,608
                                                    -----------       ----------       ------------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      310,866        6,140,775         17,344,766         100,740
                                                    -----------       ----------       ------------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   367,531       $7,444,038       $ 15,611,982        $123,096
                                                    ===========       ==========       ============        ========

                                                       EQ/Franklin        EQ/GAMCO          EQ/GAMCO
                                                        Small Cap        Mergers and      Small Company
                                                        Value (a)       Acquisitions          Value
                                                       -----------      ------------      -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $  452           $371,393         $  179,047
 Expenses:
  Asset-based charges ............................          658             68,580            171,486
                                                         ------           --------         ----------
Net Investment Income (Loss) .....................         (206)           302,813              7,561
                                                         ------           --------         ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        1,551             53,401            200,942
  Realized gain distribution from The Trusts .....           --             23,625            632,006
                                                         ------           --------         ----------
 Net realized gain (loss) ........................        1,551             77,026            832,948
                                                         ------           --------         ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        5,994            397,486          1,107,627
                                                         ------           --------         ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        7,545            474,512          1,940,575
                                                         ------           --------         ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $7,339           $777,325         $1,948,136
                                                         ======           ========         ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                            EQ/Janus
                                                    EQ/International       Large Cap        EQ/JPMorgan
                                                         Growth              Growth          Core Bond
                                                    ----------------      -----------      ------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $ 17,926                 --        $2,523,212
 Expenses:
  Asset-based charges ............................         20,806            301,832           848,929
                                                         --------            -------        ----------
Net Investment Income (Loss) .....................         (2,880)          (301,832)        1,674,283
                                                         --------           --------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         91,912            695,136          (290,288)
  Realized gain distribution from The Trusts .....             --                 --                --
                                                         --------           --------        ----------
 Net realized gain (loss) ........................         91,912            695,136          (290,288)
                                                         --------           --------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        237,333           (532,811)          132,667
                                                         --------           --------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        329,245            162,325          (157,621)
                                                         --------           --------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $326,365          $(139,507)       $1,516,662
                                                         ========          =========        ==========

                                                     EQ/JPMorgan         EQ/Legg                     EQ/Lord Abbett
                                                        Value             Mason         EQ/Long        Growth and
                                                    Opportunities     Value Equity     Term Bond         Income
                                                    -------------     ------------     ---------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,523,683       $   1,113       $ 144,311        $ 35,402
 Expenses:
  Asset-based charges ............................       509,847          32,412          51,478          30,861
                                                      ----------       ---------       ---------        --------
Net Investment Income (Loss) .....................     1,013,836         (31,299)         92,833           4,541
                                                      ----------       ---------       ---------        --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,083,249           2,097         (70,542)         97,621
  Realized gain distribution from The Trusts .....       933,870              --              --          17,342
                                                      ----------       ---------       ---------        --------
 Net realized gain (loss) ........................     2,017,119           2,097         (70,542)        114,963
                                                      ----------       ---------       ---------        --------
 Change in unrealized appreciation
  (depreciation) of investments ..................     3,111,521         224,402           7,727         235,372
                                                      ----------       ---------       ---------        --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     5,128,640         226,499         (62,815)        350,335
                                                      ----------       ---------       ---------        --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $6,142,476       $ 195,200       $  30,018        $354,876
                                                      ==========       =========       =========        ========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                    EQ/Lord Abbett      EQ/Lord Abbett                        EQ/Mercury
                                                      Large Cap             Mid Cap          EQ/Marsico      Basic Value
                                                         Core                Value             Focus            Equity
                                                    --------------      --------------      ------------     -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 12,280          $  96,646          $  509,093      $ 3,966,185
 Expenses:
  Asset-based charges ............................        13,869            125,927           1,010,184        2,076,040
                                                        --------          ---------          ----------      -----------
Net Investment Income (Loss) .....................        (1,589)           (29,281)           (501,091)       1,890,145
                                                        --------          ---------          ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        34,581            467,698           4,936,646        5,506,862
  Realized gain distribution from The Trusts .....         4,826             40,816           1,282,337        5,753,174
                                                        --------          ---------          ----------      -----------
 Net realized gain (loss) ........................        39,407            508,514           6,218,983       11,260,036
                                                        --------          ---------          ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        65,646            358,406            (434,922)      12,884,428
                                                        --------          ---------          ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       105,053            866,920           5,784,061       24,144,464
                                                        --------          ---------          ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $103,464          $ 837,639          $5,282,970      $26,034,609
                                                        ========          =========          ==========      ===========

                                                       EQ/Mercury       EQ/MFS Emerging
                                                     International           Growth              EQ/MFS
                                                         Value             Companies         Investors Trust
                                                     -------------      ---------------      ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 2,623,674                  --           $  107,512
 Expenses:
  Asset-based charges ............................      1,079,828           1,302,557              192,975
                                                      -----------           ---------           ----------
Net Investment Income (Loss) .....................      1,543,846          (1,302,557)             (85,463)
                                                      -----------          ----------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      5,008,736         (12,020,318)             345,705
  Realized gain distribution from The Trusts .....      2,937,479                  --                   --
                                                      -----------         -----------           ----------
 Net realized gain (loss) ........................      7,946,215         (12,020,318)             345,705
                                                      -----------         -----------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      6,928,413          18,858,380            1,137,183
                                                      -----------         -----------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     14,874,628           6,838,062            1,482,888
                                                      -----------         -----------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $16,418,474        $  5,535,505           $1,397,425
                                                      ===========        ============           ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                      EQ/Money        EQ/Montag &         EQ/Mutual      EQ/Oppenheimer
                                                       Market       Caldwell Growth      Shares (a)        Global (a)
                                                    ----------      ---------------      ----------      --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $5,329,087        $  2,551             $ 1,418          $    65
 Expenses:
  Asset-based charges ............................   1,739,669          18,154               3,066            1,011
                                                    ----------        --------             -------          -------
Net Investment Income (Loss) .....................   3,589,418         (15,603)             (1,648)            (946)
                                                    ----------        --------             -------          -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (250,487)         28,526               3,317            1,554
  Realized gain distribution from The Trusts .....          --              --                  --               --
                                                    ----------        --------             -------          -------
 Net realized gain (loss) ........................    (250,487)         28,526               3,317            1,554
                                                    ----------        --------             -------          -------
 Change in unrealized appreciation
  (depreciation) of investments ..................     271,402          72,687              48,668           17,249
                                                    ----------        --------             -------          -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      20,915         101,213              51,985           18,803
                                                    ----------        --------             -------          -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $3,610,333        $ 85,610             $50,337          $17,857
                                                    ==========        ========             =======          =======

                                                      EQ/Oppenheimer      EQ/Oppenheimer
                                                       Main Street          Main Street        EQ/PIMCO
                                                     Opportunity (a)       Small Cap (a)      Real Return
                                                     ---------------      --------------      -----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................        $1,605              $1,199           $ 417,025
 Expenses:
  Asset-based charges ............................           634                 760             132,750
                                                          ------              ------           ---------
Net Investment Income (Loss) .....................           971                 439             284,275
                                                          ------              ------           ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         1,479                 444             (73,146)
  Realized gain distribution from The Trusts .....            --                  --                  --
                                                          ------              ------           ---------
 Net realized gain (loss) ........................         1,479                 444             (73,146)
                                                          ------              ------           ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................         7,408               5,321            (306,504)
                                                          ------              ------           ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................         8,887               5,765            (379,650)
                                                          ------              ------           ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................        $9,858              $6,204           $ (95,375)
                                                          ======              ======           =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                       EQ/Short          EQ Small           EQ Small
                                                    Duration Bond       Cap Value        Company Growth
                                                    -------------       -----------      --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $ 170,366         $ 2,360,241         $  91,910
 Expenses:
  Asset-based charges ............................       72,961             655,228            87,009
                                                      ---------         -----------         ---------
Net Investment Income (Loss) .....................       97,405           1,705,013             4,901
                                                      ---------         -----------         ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       91,685           2,752,581           210,658
  Realized gain distribution from The Trusts .....           --           2,876,511                --
                                                      ---------         -----------         ---------
 Net realized gain (loss) ........................       91,685           5,629,092           210,658
                                                      ---------         -----------         ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (36,507)         (1,221,932)         (288,875)
                                                      ---------         -----------         ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       55,178           4,407,160           (78,217)
                                                      ---------         -----------         ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 152,583         $ 6,112,173         $ (73,316)
                                                      =========         ===========         =========

                                                                                                         EQ/UBS
                                                       EQ/Small         EQ/TCW        EQ/Templeton     Growth and
                                                    Company Index       Equity         Growth (a)        Income
                                                    -------------      ---------      ------------     ----------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  428,077              --         $  1,213       $  24,620
 Expenses:
  Asset-based charges ............................      497,812          26,342            2,488          40,611
                                                     ----------          ------         --------       ---------
Net Investment Income (Loss) .....................      (69,735)        (26,342)          (1,275)        (15,991)
                                                     ----------         -------         --------       ---------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,403,064          69,881            4,976          84,515
  Realized gain distribution from The Trusts .....    1,510,483              --               --              --
                                                     ----------         -------         --------       ---------
 Net realized gain (loss) ........................    3,913,547          69,881            4,976          84,515
                                                     ----------         -------         --------       ---------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,366,382        (159,808)          34,707         281,892
                                                     ----------        --------         --------       ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    5,279,929         (89,927)          39,683         366,407
                                                     ----------        --------         --------       ---------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $5,210,194       $(116,269)        $ 38,408       $ 350,416
                                                     ==========       =========         ========       =========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006

                                                                         EQ/Van Kampen     EQ/Van Kampen     EQ/Wells Fargo
                                                      EQ/Van Kampen        Emerging           Mid Cap          Montgomery
                                                         Comstock       Markets Equity         Growth           Small Cap
                                                      -------------     --------------     -------------     --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  259,338       $   367,931         $  10,067          $ 99,870
 Expenses:
  Asset-based charges ............................          95,362         1,299,342            42,968            32,836
                                                        ----------       -----------         ---------          --------
Net Investment Income (Loss) .....................         163,976          (931,411)          (32,901)           67,034
                                                        ----------       -----------         ---------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         154,650        14,768,212           132,154             5,888
  Realized gain distribution from The Trusts .....          46,417         7,744,226             6,415             4,767
                                                        ----------       -----------         ---------          --------
 Net realized gain (loss) ........................         201,067        22,512,438           138,569            10,655
                                                        ----------       -----------         ---------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................         968,231         5,820,662           (26,737)          303,926
                                                        ----------       -----------         ---------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       1,169,298        28,333,100           111,832           314,581
                                                        ----------       -----------         ---------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $1,333,274       $27,401,689         $  78,931          $381,615
                                                        ==========       ===========         =========          ========

-------
(a) Commenced operation on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA Aggressive                AXA Conservative
                                                            Allocation                     Allocation
                                                    --------------------------   ---------------------------
                                                        2006           2005            2006           2005
                                                    -----------     ----------    ------------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   191,971     $  176,257    $    279,394     $  217,906
 Net realized gain (loss) on investments ........       754,654         64,087         193,902         78,861
 Change in unrealized appreciation
  (depreciation) of investments .................       906,442        218,150         143,650       (161,142)
                                                    -----------     ----------    ------------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     1,853,067        458,494         616,946        135,625
                                                    -----------     ----------    ------------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       570,466        103,563          78,227        299,776
  Transfers between funds including
   guaranteed interest account, net .............     9,007,356      4,399,093       3,570,144      5,731,796
  Transfers for contract benefits and
   terminations .................................      (831,523)      (172,347)     (1,763,236)      (898,168)
  Contract maintenance charges ..................       (29,657)        (8,554)        (24,606)       (18,066)
                                                    -----------     ----------    ------------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     8,716,642      4,321,755       1,860,529      5,115,338
                                                    -----------     ----------    ------------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (46,690)        34,323         (71,671)        49,578
                                                    -----------     ----------    ------------     ----------
Increase (Decrease) in Net Assets ...............    10,523,019      4,814,572       2,405,804      5,300,541
Net Assets -- Beginning of Period ...............     6,868,073      2,053,501       9,834,228      4,533,687
                                                    -----------     ----------    ------------     ----------
Net Assets -- End of Period .....................   $17,391,092     $6,868,073    $ 12,240,032     $9,834,228
                                                    ===========     ==========    ============     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --             --
 Redeemed .......................................            --             --              --             --
                                                    -----------     ----------    ------------     ----------
 Net Increase (Decrease) ........................            --             --              --             --
                                                    ===========     ==========    ============     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,057            517             975            749
 Redeemed .......................................          (339)          (107)           (791)          (247)
                                                    -----------     ----------    ------------     ----------
 Net Increase (Decrease) ........................           718            410             184            502
                                                    ===========     ==========    ============     ==========

                                                         AXA Conservative-                  AXA Moderate
                                                          Plus Allocation                    Allocation
                                                   ----------------------------    ------------------------------
                                                        2006            2005            2006             2005
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    305,393    $    290,208    $   4,632,714    $   3,857,831
 Net realized gain (loss) on investments ........       459,763         169,329       16,525,296       10,393,125
 Change in unrealized appreciation
  (depreciation) of investments .................       359,666        (177,178)       9,825,690       (1,652,233)
                                                   ------------    ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ....................................     1,124,822         282,359       30,983,700       12,598,723
                                                   ------------    ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       138,670         100,180        2,836,850        2,921,005
  Transfers between funds including
   guaranteed interest account, net .............     4,767,835       7,322,019       (4,713,098)      (4,473,321)
  Transfers for contract benefits and
   terminations .................................    (1,314,587)     (1,041,378)     (42,598,134)     (39,493,752)
  Contract maintenance charges ..................       (31,955)        (16,805)        (965,715)      (1,053,283)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     3,559,963       6,364,016      (45,440,097)     (42,099,351)
                                                   ------------    ------------    -------------    -------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (47,579)         26,682          (71,514)           9,495
                                                   ------------    ------------    -------------    -------------
Increase (Decrease) in Net Assets ...............     4,637,206       6,673,057      (14,527,911)      29,491,133
Net Assets -- Beginning of Period ...............    13,290,681       6,617,624      376,325,406      405,816,539
                                                   ------------    ------------    -------------    -------------
Net Assets -- End of Period .....................  $ 17,927,887    $ 13,290,681    $ 361,797,495    $ 376,325,406
                                                   ============    ============    =============    =============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --               48               66
 Redeemed .......................................            --              --             (138)            (141)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................            --              --              (90)             (75)
                                                   ============    ============    =============    =============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           860             897              677              666
 Redeemed .......................................          (532)           (279)          (1,553)          (1,543)
                                                   ------------    ------------    -------------    -------------
 Net Increase (Decrease) ........................           328             618             (876)            (877)
                                                   ============    ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           AXA Moderate-                  AXA Premier VIP
                                                          Plus Allocation                Aggressive Equity
                                                   ----------------------------     ---------------------------
                                                        2006            2005            2006            2005
                                                   ------------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,080,594     $   733,175     $  (599,825)    $  (690,354)
 Net realized gain (loss) on investments ........     1,912,544         267,860      (1,914,810)     (3,255,569)
 Change in unrealized appreciation
  (depreciation) of investments .................     4,082,567         489,012       4,159,610       7,291,199
                                                   ------------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     7,075,705       1,490,047       1,644,975       3,345,276
                                                   ------------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     1,162,631         638,182         390,851         841,240
  Transfers between funds including
   guaranteed interest account, net .............    48,869,632      18,588,614      (4,533,349)     (3,998,164)
  Transfers for contract benefits and
   terminations .................................    (5,760,081)     (1,507,965)     (5,386,547)     (5,323,183)
  Contract maintenance charges ..................      (136,146)        (59,538)       (201,180)       (230,364)
                                                   ------------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    44,136,036      17,659,293      (9,730,225)     (8,710,471)
                                                   ------------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (36,529)          4,628         (40,900)          1,378
                                                   ------------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............    51,175,212      19,153,968      (8,126,150)     (5,363,817)
Net Assets -- Beginning of Period ...............    29,889,370      10,735,402      54,649,616      60,013,433
                                                   ------------     -----------     -----------     -----------
Net Assets -- End of Period .....................  $ 81,064,582     $29,889,370     $46,523,466     $54,649,616
                                                   ============     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --               --                5                4
 Redeemed .......................................            --               --              (48)             (54)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................            --               --              (43)             (50)
                                                   ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         4,846            2,065               51               57
 Redeemed .......................................        (1,091)            (402)            (175)            (169)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................         3,755            1,663             (124)            (112)
                                                   ============     ============     ============     ============

                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Core Bond                      Health Care
                                                   ----------------------------    ----------------------------
                                                        2006            2005            2006            2005
                                                   ------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,124,216    $    985,597    $    (66,990)    $   168,432
 Net realized gain (loss) on investments ........      (319,601)        127,560         926,098       1,359,181
 Change in unrealized appreciation
  (depreciation) of investments .................        92,744        (981,658)       (322,035)       (731,101)
                                                   ------------    ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       897,359         131,499         537,073         796,512
                                                   ------------    ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       174,300         471,418          43,369         100,487
  Transfers between funds including
   guaranteed interest account, net .............    (2,012,818)     (1,794,930)     (1,010,292)         37,463
  Transfers for contract benefits and
   terminations .................................    (5,267,785)     (4,568,242)     (1,393,394)       (925,596)
  Contract maintenance charges ..................       (96,683)       (115,293)        (43,873)        (46,187)
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (7,202,986)     (6,007,047)     (2,404,190)       (833,833)
                                                   ------------    ------------    ------------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (26,225)          1,767        (105,195)         17,218
                                                   ------------    ------------    ------------     -----------
Increase (Decrease) in Net Assets ...............    (6,331,852)     (5,873,781)     (1,972,312)        (20,103)
Net Assets -- Beginning of Period ...............    46,074,264      51,948,045      16,598,677      16,618,780
                                                   ------------    ------------    ------------     -----------
Net Assets -- End of Period .....................  $ 39,742,412    $ 46,074,264    $ 14,626,365     $16,598,677
                                                   ============    ============    ============     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                   ============    ============    ============     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           752             807             295             506
 Redeemed .......................................        (1,393)         (1,345)           (501)           (588)
                                                   ------------    ------------    ------------     -----------
 Net Increase (Decrease) ........................          (641)           (538)           (206)            (82)
                                                   ============    ============    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                            AXA Premier VIP
                                                           AXA Premier VIP                   International
                                                             High Yield                         Equity
                                                   -----------------------------     ----------------------------
                                                       2006             2005             2006            2005
                                                   ------------     ------------     -----------      -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  4,615,560     $  5,999,271     $   176,632      $   491,740
 Net realized gain (loss) on investments ........    (1,490,273)      (1,733,415)      4,166,842        2,243,809
 Change in unrealized appreciation
  (depreciation) of investments .................     4,235,801       (2,709,617)      1,301,334          (11,442)
                                                   ------------     ------------     -----------      -----------
 Net increase (decrease) in net assets from
  operations ....................................     7,361,088        1,556,239       5,644,808        2,724,107
                                                   ------------     ------------     -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       436,219          862,454         129,341           98,883
  Transfers between funds including
   guaranteed interest account, net .............    (4,973,344)      (3,554,165)      4,773,797          776,176
  Transfers for contract benefits and
   terminations .................................   (11,582,983)     (11,860,121)     (2,275,598)      (1,157,966)
  Contract maintenance charges ..................      (241,230)        (282,322)        (64,772)         (49,794)
                                                   ------------     ------------     -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (16,361,338)     (14,834,154)      2,562,768         (332,701)
                                                   ------------     ------------     -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        28,312            6,861         (77,830)           3,052
                                                   ------------     ------------     -----------      -----------
Increase (Decrease) in Net Assets ...............    (8,971,938)     (13,271,054)      8,129,746        2,394,458
Net Assets -- Beginning of Period ...............    97,783,034      111,054,088      22,076,996       19,682,538
                                                   ------------     ------------     -----------      -----------
Net Assets -- End of Period .....................  $ 88,811,096     $ 97,783,034     $30,206,742      $22,076,996
                                                   ============     ============     ===========      ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            35               28              --               --
 Redeemed .......................................           (52)             (50)             --               --
                                                   ------------     ------------     -----------      -----------
 Net Increase (Decrease) ........................           (17)             (22)             --               --
                                                   ============     ============     ===========      ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           565              662             957              378
 Redeemed .......................................        (1,083)          (1,146)           (779)            (403)
                                                   ------------     ------------     -----------      -----------
 Net Increase (Decrease) ........................          (518)            (484)            178              (25)
                                                   ============     ============     ===========      ===========

                                                          AXA Premier VIP                AXA Premier VIP
                                                             Large Cap                      Large Cap
                                                            Core Equity                       Growth
                                                   ---------------------------     ----------------------------
                                                       2006             2005            2006            2005
                                                   -----------     -----------     -----------      -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (52,790)    $   (37,507)    $  (215,182)     $  (236,378)
 Net realized gain (loss) on investments ........      880,741         466,140       1,931,766          888,470
 Change in unrealized appreciation
  (depreciation) of investments .................      226,064          74,892      (1,972,979)         277,447
                                                   -----------     -----------     -----------      -----------
 Net increase (decrease) in net assets from
  operations ....................................    1,054,015         503,525        (256,395)         929,539
                                                   -----------     -----------     -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       17,079          62,710          66,720          156,220
  Transfers between funds including
   guaranteed interest account, net .............     (589,562)       (615,250)         80,825         (664,517)
  Transfers for contract benefits and
   terminations .................................     (926,783)       (673,176)     (1,955,753)      (1,090,031)
  Contract maintenance charges ..................      (20,129)        (21,643)        (36,759)         (41,583)
                                                   -----------     -----------     -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (1,519,395)     (1,247,359)     (1,844,967)      (1,639,911)
                                                   -----------     -----------     -----------      -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (73,629)         13,732        (101,005)          20,345
                                                   -----------     -----------     -----------      -----------
Increase (Decrease) in Net Assets ...............     (539,009)       (730,102)     (2,202,367)        (690,027)
Net Assets -- Beginning of Period ...............    9,563,229      10,293,331      16,423,642       17,113,669
                                                   -----------     -----------     -----------      -----------
Net Assets -- End of Period .....................  $ 9,024,220     $ 9,563,229     $14,221,275      $16,423,642
                                                   ===========     ===========     ===========      ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --              --               --
 Redeemed .......................................           --              --              --               --
                                                   -----------     -----------     -----------      -----------
 Net Increase (Decrease) ........................           --              --              --               --
                                                   ===========     ===========     ===========      ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          108             111             396              373
 Redeemed .......................................         (241)           (230)           (593)            (551)
                                                   -----------     -----------     -----------      -----------
 Net Increase (Decrease) ........................         (133)           (119)           (197)            (178)
                                                   ===========     ===========     ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          AXA Premier VIP                 AXA Premier VIP
                                                             Large Cap                        Mid Cap
                                                               Value                           Growth
                                                    ---------------------------     ---------------------------
                                                        2006            2005            2006            2005
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   281,547     $   303,624     $  (222,729)    $    29,127
 Net realized gain (loss) on investments ........     2,361,432       1,816,043       4,046,415       3,974,716
 Change in unrealized appreciation
  (depreciation) of investments .................     1,243,955        (955,641)     (2,060,447)     (2,524,332)
                                                    -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     3,886,934       1,164,026       1,763,239       1,479,511
                                                    -----------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        89,380         275,653          52,368         146,068
  Transfers between funds including
   guaranteed interest account, net .............     2,203,081       2,635,818      (1,403,702)     (1,961,327)
  Transfers for contract benefits and
   terminations .................................    (2,668,829)     (1,760,162)     (2,495,410)     (1,395,721)
  Contract maintenance charges ..................       (62,152)        (56,013)        (59,533)        (62,442)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (438,520)      1,095,296      (3,906,277)     (3,273,422)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (87,206)         11,496         (73,677)         12,039
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............     3,361,208       2,270,818      (2,216,715)     (1,781,872)
Net Assets -- Beginning of Period ...............    22,218,931      19,948,113      24,191,446      25,973,318
                                                    -----------     -----------     -----------     -----------
Net Assets -- End of Period .....................   $25,580,139     $22,218,931     $21,974,731     $24,191,446
                                                    ===========     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                    ===========     ===========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           851             757             378             311
 Redeemed .......................................          (884)           (662)           (754)           (663)
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................           (33)             95            (376)           (352)
                                                    ===========     ===========     ===========     ===========

                                                          AXA Premier VIP
                                                              Mid Cap                    AXA Premier VIP
                                                               Value                        Technology
                                                    ---------------------------     ---------------------------
                                                        2006            2005            2006           2005
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    51,686     $ 1,424,743     $  (594,228)    $  (614,713)
 Net realized gain (loss) on investments ........     2,956,406       7,718,649       3,246,678       1,176,811
 Change in unrealized appreciation
  (depreciation) of investments .................       215,129      (7,710,276)       (628,804)      2,986,697
                                                    -----------     -----------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................     3,223,221       1,433,116       2,023,646       3,548,795
                                                    -----------     -----------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        29,279          75,037         261,017         278,240
  Transfers between funds including
   guaranteed interest account, net .............      (651,837)     (7,339,438)     (5,117,480)     (4,327,449)
  Transfers for contract benefits and
   terminations .................................    (2,289,804)     (1,757,806)     (3,119,976)     (3,859,083)
  Contract maintenance charges ..................       (63,878)        (72,859)        (91,629)       (101,484)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (2,976,240)     (9,095,066)     (8,068,068)     (8,009,776)
                                                    -----------     -----------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (43,864)          5,654          (2,485)        (60,974)
                                                    -----------     -----------     -----------     -----------
Increase (Decrease) in Net Assets ...............       203,117      (7,656,296)     (6,046,907)      4,521,955
Net Assets -- Beginning of Period ...............    26,582,535      34,238,831      42,474,767      46,996,722
                                                    -----------     -----------     -----------     -----------
Net Assets -- End of Period .....................   $26,785,652     $26,582,535     $36,427,860     $42,474,767
                                                    ===========     ===========     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --              --              --
 Redeemed .......................................            --              --              --              --
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................            --              --              --              --
                                                    ===========     ===========     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           489             543             967             721
 Redeemed .......................................          (722)         (1,329)         (1,770)         (1,623)
                                                    -----------     -----------     -----------     -----------
 Net Increase (Decrease) ........................          (233)           (786)           (803)           (902)
                                                    ===========     ===========     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                           EQ/AllianceBernstein
                                                         EQ/AllianceBernstein                   Growth and
                                                             Common Stock                         Income
                                                    ------------------------------       -----------------------------
                                                         2006             2005               2006            2005
                                                    -------------     ------------       ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (1,056,098)    $ (3,126,266)      $   (304,699)    $ (1,763,725)
 Net realized gain (loss) on investments ........     (17,126,379)     (25,942,584)        28,259,033       17,973,848
 Change in unrealized appreciation
  (depreciation) of investments .................      65,207,213       43,958,688         32,943,143          243,614
                                                    -------------     ------------       ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      47,024,736       14,889,838         60,897,477       16,453,737
                                                    -------------     ------------       ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       2,530,379        4,222,809          1,763,204        3,033,849
  Transfers between funds including
   guaranteed interest account, net .............     (50,559,657)     (38,418,745)       (32,745,962)     (19,979,425)
  Transfers for contract benefits and
   terminations .................................     (64,120,978)     (60,312,247)       (45,858,072)     (43,335,142)
  Contract maintenance charges ..................      (1,839,391)      (2,110,930)        (1,080,606)      (1,227,484)
                                                    -------------     ------------       ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (113,989,647)     (96,619,113)       (77,921,436)     (61,508,202)
                                                    -------------     ------------       ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (396,886)          19,919            290,334            8,397
                                                    -------------     ------------       ------------     ------------
Increase (Decrease) in Net Assets ...............     (67,361,797)     (81,709,356)       (16,733,625)     (45,046,068)
Net Assets -- Beginning of Period ...............     581,681,801      663,391,157        409,911,515      454,957,583
                                                    -------------     ------------       ------------     ------------
Net Assets -- End of Period .....................   $ 514,320,004     $581,681,801       $393,177,890     $409,911,515
                                                    =============     ============       ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................              16                6                 73               42
 Redeemed .......................................             (72)             (91)              (313)            (337)
                                                    -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................             (56)             (85)              (240)            (295)
                                                    =============     ============       ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................              91              114                531              679
 Redeemed .......................................            (484)            (434)            (2,808)          (2,539)
                                                    -------------     ------------       ------------     ------------
 Net Increase (Decrease) ........................            (393)            (320)            (2,277)          (1,860)
                                                    =============     ============       ============     ============

                                                        EQ/AllianceBernstein
                                                            Intermediate
                                                             Government                   EQ/AllianceBernstein
                                                             Securities                       International
                                                    -----------------------------     -----------------------------
                                                        2006             2005             2006             2005
                                                    ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  2,649,325     $  2,577,929     $    (35,737)    $    169,815
 Net realized gain (loss) on investments ........       (695,557)         106,434       24,976,328        6,807,540
 Change in unrealized appreciation
  (depreciation) of investments .................       (209,161)      (3,068,521)      10,950,680       14,017,000
                                                    ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................      1,744,607         (384,158)      35,891,271       20,994,355
                                                    ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        884,109        1,009,480        1,048,397        1,270,874
  Transfers between funds including
   guaranteed interest account, net .............    (11,505,080)     (14,639,513)         156,084         (900,754)
  Transfers for contract benefits and
   terminations .................................    (16,890,778)     (20,427,196)     (18,095,466)     (13,661,028)
  Contract maintenance charges ..................       (247,650)        (324,702)        (515,601)        (483,079)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    (27,759,399)     (34,381,931)     (17,406,586)     (13,773,987)
                                                    ------------     ------------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (96,140)          11,035          (42,757)           2,741
                                                    ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets ...............    (26,110,932)     (34,755,054)      18,441,928        7,223,109
Net Assets -- Beginning of Period ...............    136,544,826      171,299,880      172,246,909      165,023,800
                                                    ------------     ------------     ------------     ------------
Net Assets -- End of Period .....................   $110,433,894     $136,544,826     $190,688,837     $172,246,909
                                                    ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             27               27              152               86
 Redeemed .......................................            (82)             (88)            (293)            (324)
                                                    ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................            (55)             (61)            (141)            (238)
                                                    ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            640              697            1,321            1,156
 Redeemed .......................................         (2,099)          (2,506)          (2,219)          (1,932)
                                                    ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................         (1,459)          (1,809)            (898)            (776)
                                                    ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/AllianceBernstein
                                                              Large Cap                  EQ/AllianceBernstein
                                                               Growth                        Quality Bond
                                                   -----------------------------     ---------------------------
                                                        2006             2005             2006            2005
                                                   ------------     ------------     -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,284,009)    $ (1,342,331)    $   457,568     $   610,752
 Net realized gain (loss) on investments ........    (7,479,562)      (9,239,909)       (246,386)        (12,695)
 Change in unrealized appreciation
  (depreciation) of investments .................     6,305,608       21,912,448         232,249        (469,369)
                                                   ------------     ------------     -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    (2,457,963)      11,330,208         443,431         128,688
                                                   ------------     ------------     -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       723,434          733,692          62,388         312,215
  Transfers between funds including
   guaranteed interest account, net .............    (7,680,012)      (6,494,238)     (2,454,876)      3,343,222
  Transfers for contract benefits and
   terminations .................................    (8,847,038)      (7,254,627)     (3,262,724)     (2,686,174)
  Contract maintenance charges ..................      (242,151)        (268,276)        (56,125)        (69,126)
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (16,045,767)     (13,283,449)     (5,711,337)        900,137
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (750,178)        (175,884)        (34,034)          4,688
                                                   ------------     ------------     -----------     -----------
Increase (Decrease) in Net Assets ...............   (19,253,908)      (2,129,125)     (5,301,940)      1,033,513
Net Assets -- Beginning of Period ...............    99,864,247      101,993,372      25,121,452      24,087,939
                                                   ------------     ------------     -----------     -----------
Net Assets -- End of Period .....................  $ 80,610,339     $ 99,864,247     $19,819,512     $25,121,452
                                                   ============     ============     ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --               --              --              --
 Redeemed .......................................            --               --              --              --
                                                   ------------     ------------     -----------     -----------
 Net Increase (Decrease) ........................            --               --              --              --
                                                   ============     ============     ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................         1,317            1,238             396             622
 Redeemed .......................................        (3,701)          (3,428)           (756)           (566)
                                                   ------------     ------------     -----------     -----------
 Net Increase (Decrease) ........................        (2,384)          (2,190)           (360)             56
                                                   ============     ============     ===========     ===========

                                                        EQ/AllianceBernstein
                                                              Small Cap                   EQ/AllianceBernstein
                                                               Growth                             Value
                                                   -----------------------------     -----------------------------
                                                        2006             2005             2006             2005
                                                   ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,589,100)    $ (1,571,594)    $    164,669     $   (465,384)
 Net realized gain (loss) on investments ........    13,487,213        1,254,350       15,905,854        6,921,929
 Change in unrealized appreciation
  (depreciation) of investments .................    (4,278,250)      10,450,894       11,920,233         (529,627)
                                                   ------------     ------------     ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,619,863       10,133,650       27,990,756        5,926,918
                                                   ------------     ------------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       609,567          836,734          856,355        1,092,427
  Transfers between funds including
   guaranteed interest account, net .............    (8,607,471)      (6,393,252)          20,755           19,297
  Transfers for contract benefits and
   terminations .................................   (10,682,017)      (8,799,735)     (17,798,692)     (13,502,553)
  Contract maintenance charges ..................      (313,853)        (330,482)        (415,350)        (432,372)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (18,993,774)     (14,686,735)     (17,336,932)     (12,823,201)
                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (29,177)           5,278         (131,696)           9,937
                                                   ------------     ------------     ------------     ------------
Increase (Decrease) in Net Assets ...............   (11,403,088)      (4,547,807)      10,522,128       (6,886,346)
Net Assets -- Beginning of Period ...............   114,128,896      118,676,703      153,258,915      160,145,261
                                                   ------------     ------------     ------------     ------------
Net Assets -- End of Period .....................  $102,725,808     $114,128,896     $163,781,043     $153,258,915
                                                   ============     ============     ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           103               62               --               --
 Redeemed .......................................          (164)             (54)              --               --
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................           (61)               8               --               --
                                                   ============     ============     ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           532              503            1,519            1,247
 Redeemed .......................................        (1,572)          (1,486)          (2,609)          (2,133)
                                                   ------------     ------------     ------------     ------------
 Net Increase (Decrease) ........................        (1,040)            (983)          (1,090)            (886)
                                                   ============     ============     ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                          EQ/Ariel                EQ/Boston Advisors
                                                     Appreciation II (b)             Equity Income
                                                   ---------------------      ---------------------------
                                                      2006         2005           2006            2005
                                                   --------     --------      -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ (1,407)    $     11      $   120,185     $    51,167
 Net realized gain (loss) on investments ........     9,604           10        1,033,038          70,229
 Change in unrealized appreciation
  (depreciation) of investments .................    56,560        2,500          759,059         340,872
                                                   --------     --------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................    64,757        2,521        1,912,282         462,268
                                                   --------     --------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........     6,562           --           47,542          80,771
  Transfers between funds including
   guaranteed interest account, net .............   514,683      241,640        2,035,688      11,131,403
  Transfers for contract benefits and
   terminations .................................   (25,285)        (202)      (1,079,292)       (458,842)
  Contract maintenance charges ..................    (1,655)         (52)         (34,408)        (20,973)
                                                   --------     --------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   494,305      241,386          969,530      10,732,359
                                                   --------     --------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (354)         351          (33,621)         32,184
                                                   --------     --------      -----------     -----------
Increase (Decrease) in Net Assets ...............   558,708      244,258        2,848,191      11,226,811
Net Assets -- Beginning of Period ...............   244,258           --       12,731,437       1,504,626
                                                   --------     --------      -----------     -----------
Net Assets -- End of Period .....................  $802,966     $244,258      $15,579,628     $12,731,437
                                                   ========     ========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................        --           --               --              --
 Redeemed .......................................        --           --               --              --
                                                   --------     --------      -----------     -----------
 Net Increase (Decrease) ........................        --           --               --              --
                                                   ========     ========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        65           23              986           2,301
 Redeemed .......................................       (18)          --             (830)           (413)
                                                   --------     --------      -----------     -----------
 Net Increase (Decrease) ........................        47           23              156           1,888
                                                   ========     ========      ===========     ===========

                                                           EQ/Calvert                    EQ/Capital
                                                      Socially Responsible            Guardian Growth
                                                    -------------------------     ------------------------
                                                        2006           2005           2006           2005
                                                    ----------     ----------     ----------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (17,282)    $  (12,585)    $  (38,041)   $  (18,528)
 Net realized gain (loss) on investments ........      117,582         86,176        144,148        30,240
 Change in unrealized appreciation
  (depreciation) of investments .................      (60,259)        (7,559)       123,864        93,656
                                                    ----------     ----------     ----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................       40,041         66,032        229,971       105,368
                                                    ----------     ----------     ----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       14,450          9,219         12,323        17,605
  Transfers between funds including
   guaranteed interest account, net .............       45,779        166,127      2,280,436     1,103,967
  Transfers for contract benefits and
   terminations .................................     (176,296)       (47,973)      (393,336)      (85,670)
  Contract maintenance charges ..................       (3,113)        (2,598)        (6,809)       (3,398)
                                                    ----------     ----------     ----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (119,180)       124,775      1,892,614     1,032,504
                                                    ----------     ----------     ----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (43,719)        12,585        (55,488)       21,559
                                                    ----------     ----------     ----------    ----------
Increase (Decrease) in Net Assets ...............     (122,858)       203,392      2,067,097     1,159,431
Net Assets -- Beginning of Period ...............    1,177,890        974,498      2,256,522     1,097,091
                                                    ----------     ----------     ----------    ----------
Net Assets -- End of Period .....................   $1,055,032     $1,177,890     $4,323,619    $2,256,522
                                                    ==========     ==========     ==========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --            --
 Redeemed .......................................           --             --             --            --
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease) ........................           --             --             --            --
                                                    ==========     ==========     ==========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           69             60            219           108
 Redeemed .......................................          (83)           (46)           (65)          (18)
                                                    ----------     ----------     ----------    ----------
 Net Increase (Decrease) ........................          (14)            14            154            90
                                                    ==========     ==========     ==========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Capital                       EQ/Capital
                                                             Guardian                         Guardian
                                                           International                      Research
                                                   ---------------------------      ------------------------------
                                                        2006            2005            2006             2005
                                                   -----------     -----------      ------------      ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $    12,016     $    69,707      $   (576,262)     $   (609,166)
 Net realized gain (loss) on investments ........    3,602,537       1,008,008         4,769,185         3,524,518
 Change in unrealized appreciation
  (depreciation) of investments .................      147,272       1,600,282         2,457,133            75,930
                                                   -----------     -----------      ------------      ------------
 Net increase (decrease) in net assets from
  operations ....................................    3,761,825       2,677,997         6,650,056         2,991,282
                                                   -----------     -----------      ------------      ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       71,906         256,471           358,544           537,859
  Transfers between funds including
   guaranteed interest account, net .............    1,793,949       4,656,681        (3,992,914)       (4,045,077)
  Transfers for contract benefits and
   terminations .................................   (2,047,150)     (1,122,369)       (7,654,166)       (6,696,429)
  Contract maintenance charges ..................      (66,540)        (41,974)         (198,213)         (223,327)
                                                   -----------     -----------      ------------      ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (247,835)      3,748,809       (11,486,749)      (10,426,974)
                                                   -----------     -----------      ------------      ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     (125,628)         (5,924)          (83,915)           (4,290)
                                                   -----------     -----------      ------------      ------------
Increase (Decrease) in Net Assets ...............    3,388,362       6,420,882        (4,920,608)       (7,439,982)
Net Assets -- Beginning of Period ...............   20,847,332      14,426,450        69,310,755        76,750,737
                                                   -----------     -----------      ------------      ------------
Net Assets -- End of Period .....................  $24,235,694     $20,847,332      $ 64,390,147      $ 69,310,755
                                                   ===========     ===========      ============      ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --                --                --
 Redeemed .......................................           --              --                --                --
                                                   -----------     -----------      ------------      ------------
 Net Increase (Decrease) ........................           --              --                --                --
                                                   ===========     ===========      ============      ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          641             727               297               309
 Redeemed .......................................         (652)           (399)           (1,227)           (1,235)
                                                   -----------     -----------      ------------      ------------
 Net Increase (Decrease) ........................          (11)            328              (930)             (926)
                                                   ===========     ===========      ============      ============

                                                            EQ/Capital                  EQ/Caywood-Scholl
                                                             Guardian                      High Yield
                                                           U.S. Equity                      Bond (a)
                                                   --------------------------     -------------------------
                                                        2006            2005           2006           2005
                                                   -----------    -----------     ----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (110,507)   $  (385,698)    $  252,756     $   85,570
 Net realized gain (loss) on investments ........    6,167,673      4,339,117          2,075          5,289
 Change in unrealized appreciation
  (depreciation) of investments .................   (2,750,518)    (2,195,625)        41,234        (75,683)
                                                   -----------    -----------     ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................    3,306,648      1,757,794        296,065         15,176
                                                   -----------    -----------     ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      134,439        323,110         30,888         55,333
  Transfers between funds including
   guaranteed interest account, net .............   (3,065,462)      (257,066)     3,850,816      1,880,847
  Transfers for contract benefits and
   terminations .................................   (4,045,084)    (3,023,814)      (361,154)      (143,731)
  Contract maintenance charges ..................     (100,517)      (105,547)       (11,476)        (1,176)
                                                   -----------    -----------     ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (7,076,624)    (3,063,317)     3,509,074      1,791,273
                                                   -----------    -----------     ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (77,109)        (2,772)        (8,534)         8,534
                                                   -----------    -----------     ----------     ----------
Increase (Decrease) in Net Assets ...............   (3,847,085)    (1,308,295)     3,796,605      1,814,983
Net Assets -- Beginning of Period ...............   42,962,656     44,270,951      1,814,983             --
                                                   -----------    -----------     ----------     ----------
Net Assets -- End of Period .....................  $39,115,571    $42,962,656     $5,611,588     $1,814,983
                                                   ===========    ===========     ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --             --             --
 Redeemed .......................................           --             --             --             --
                                                   -----------    -----------     ----------     ----------
 Net Increase (Decrease) ........................           --             --             --             --
                                                   ===========    ===========     ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          418            489            585            207
 Redeemed .......................................       (1,009)          (774)          (252)           (33)
                                                   -----------    -----------     ----------     ----------
 Net Increase (Decrease) ........................         (591)          (285)           333            174
                                                   ===========    ===========     ==========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/Davis New              EQ/Equity
                                                   York Venture (c)            500 Index
                                                   ----------------    ----------------------------
                                                         2006            2006             2005
                                                   ----------------    ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $     (444)      $     69,619    $   (226,687)
 Net realized gain (loss) on investments ........          2,104          4,501,996         697,319
 Change in unrealized appreciation
  (depreciation) of investments .................         49,050         13,183,931       3,679,646
                                                      ----------       ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................         50,710         17,755,546       4,150,278
                                                      ----------       ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........         13,506            859,667       1,680,158
  Transfers between funds including
   guaranteed interest account, net .............      1,421,226        (10,380,443)    (10,045,002)
  Transfers for contract benefits and
   terminations .................................         (6,747)       (16,662,720)    (12,581,579)
  Contract maintenance charges ..................           (209)          (404,141)       (460,647)
                                                      ----------       ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................      1,427,776        (26,587,637)    (21,407,070)
                                                      ----------       ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......            (29)             6,658           5,314
                                                      ----------       ------------    ------------
Increase (Decrease) in Net Assets ...............      1,478,457         (8,825,433)     17,251,478
Net Assets -- Beginning of Period ...............             --        148,945,573     166,197,051
                                                      ----------       ------------    ------------
Net Assets -- End of Period .....................     $1,478,457       $140,120,140    $148,945,573
                                                      ==========       ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --                 --              --
 Redeemed .......................................             --                 --              --
                                                      ----------       ------------    ------------
 Net Increase (Decrease) ........................             --                 --              --
                                                      ==========       ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................            148                445             432
 Redeemed .......................................            (12)            (1,416)         (1,275)
                                                      ----------       ------------    ------------
 Net Increase (Decrease) ........................            136               (971)           (843)
                                                      ==========       ============    ============

                                                          EQ/Evergreen                   EQ/Evergreen
                                                     International Bond (b)                 Omega
                                                    -----------------------       ---------------------------
                                                       2006           2005            2006           2005
                                                    ----------      -------       -----------     -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (18,940)     $  (222)      $    56,665     $  (157,545)
 Net realized gain (loss) on investments ........        3,605          356         1,240,615         931,114
 Change in unrealized appreciation
  (depreciation) of investments .................       66,166         (520)         (929,749)       (554,500)
                                                    ----------      -------       -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................       50,831         (386)          367,531         219,069
                                                    ----------      -------       -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        9,357           --            29,256          39,142
  Transfers between funds including
   guaranteed interest account, net .............    2,922,247      213,647          (683,591)     (1,997,938)
  Transfers for contract benefits and
   terminations .................................     (142,909)      (1,363)         (919,427)       (911,965)
  Contract maintenance charges ..................       (6,521)        (196)          (25,855)        (29,919)
                                                    ----------      -------       -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,782,174      212,088        (1,599,617)     (2,900,680)
                                                    ----------      -------       -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (221)         222          (128,769)         26,656
                                                    ----------      -------       -----------     -----------
Increase (Decrease) in Net Assets ...............    2,832,784      211,924        (1,360,855)     (2,654,955)
Net Assets -- Beginning of Period ...............      211,924           --        10,280,316      12,935,271
                                                    ----------      -------       -----------     -----------
Net Assets -- End of Period .....................   $3,044,708      $211,924      $ 8,919,461     $10,280,316
                                                    ==========      ========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                --              --
 Redeemed .......................................           --           --                --              --
                                                    ----------      --------      -----------     -----------
 Net Increase (Decrease) ........................           --           --                --              --
                                                    ==========      ========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          428           26               198             193
 Redeemed .......................................         (144)          (4)             (388)           (547)
                                                    ----------      ---------     -----------     -----------
 Net Increase (Decrease) ........................          284           22              (190)           (354)
                                                    ==========      =========     ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                EQ/FI                             EQ/FI
                                                               Mid Cap                        Mid Cap Value
                                                   ----------------------------      -----------------------------
                                                        2006             2005             2006             2005
                                                   ------------    ------------      ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  1,303,263    $  4,677,345      $ (1,732,784)    $  4,892,936
 Net realized gain (loss) on investments ........     6,945,264       8,944,821        19,483,232       15,436,145
 Change in unrealized appreciation
  (depreciation) of investments .................      (804,489)    (10,052,529)       (2,138,466)      (5,800,109)
                                                   ------------    ------------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................     7,444,038       3,569,637        15,611,982       14,528,972
                                                   ------------    ------------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       327,746         527,793           796,406        1,319,385
  Transfers between funds including
   guaranteed interest account, net .............    (6,529,668)        825,278       (10,886,111)      (4,427,840)
  Transfers for contract benefits and
   terminations .................................    (6,857,295)     (5,181,749)      (14,957,029)     (11,782,860)
  Contract maintenance charges ..................      (181,613)       (188,047)         (408,818)        (438,749)
                                                   ------------    ------------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (13,240,830)     (4,016,725)      (25,455,552)     (15,330,064)
                                                   ------------    ------------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (107,501)       (227,518)         (115,415)          18,208
                                                   ------------    ------------      ------------     ------------
Increase (Decrease) in Net Assets ...............    (5,904,293)       (674,606)       (9,958,985)        (782,884)
Net Assets -- Beginning of Period ...............    81,994,615      82,669,221       158,231,051      159,013,935
                                                   ------------    ------------      ------------     ------------
Net Assets -- End of Period .....................  $ 76,090,322    $ 81,994,615      $148,272,066     $158,231,051
                                                   ============    ============      ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --              --                --               --
 Redeemed .......................................            --              --                --               --
                                                   ------------    ------------      ------------     ------------
 Net Increase (Decrease) ........................            --              --                --               --
                                                   ============    ============      ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           811           1,423               840            1,366
 Redeemed .......................................        (1,900)         (1,802)           (2,394)          (2,395)
                                                   ------------    ------------      ------------     ------------
 Net Increase (Decrease) ........................        (1,089)           (379)           (1,554)          (1,029)
                                                   ============    ============      ============     ============

                                                                    EQ/Franklin               EQ/GAMCO
                                                    EQ/Franklin      Small Cap               Mergers and
                                                     Income (c)      Value (c)            Acquisitions (a)
                                                    -----------     -----------      -------------------------
                                                        2006           2006             2006            2005
                                                    -----------     -----------      ----------      ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   22,356        $  (206)       $  302,813      $  71,861
 Net realized gain (loss) on investments ........        7,132          1,551            77,026         10,794
 Change in unrealized appreciation
  (depreciation) of investments .................       93,608          5,994           397,486        (49,579)
                                                    -----------       --------        ----------      ---------
 Net increase (decrease) in net assets from
  operations ....................................      123,096          7,339           777,325         33,076
                                                    -----------       --------        ----------      ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       19,911          6,674            36,560          9,605
  Transfers between funds including
   guaranteed interest account, net .............    6,378,745        350,536         2,877,690      5,634,487
  Transfers for contract benefits and
   terminations .................................      (62,510)          (445)         (211,170)       (10,179)
  Contract maintenance charges ..................       (1,793)          (109)          (21,714)          (430)
                                                    -----------       --------        ----------      ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    6,334,353        356,656         2,681,366      5,633,483
                                                    -----------       --------        ----------      ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......           (2)           (13)           (8,093)         8,093
                                                    -----------       --------        ----------      ---------
Increase (Decrease) in Net Assets ...............    6,457,447        363,982         3,450,598      5,674,652
Net Assets -- Beginning of Period ...............           --             --         5,674,652             --
                                                    -----------       --------        ----------      ---------
Net Assets -- End of Period .....................   $6,457,447       $363,982        $9,125,250     $5,674,652
                                                    ===========      =========       ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --             --
 Redeemed .......................................           --             --                --             --
                                                    -----------      ---------       ----------     ----------
 Net Increase (Decrease) ........................           --             --                --             --
                                                    ===========      =========       ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          679             42               338            543
 Redeemed .......................................          (60)            (8)              (96)            (5)
                                                    -----------      ---------       ----------     -----------
 Net Increase (Decrease) ........................          619             34               242            538
                                                    ===========      =========       ==========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/GAMCO
                                                               Small                    EQ/International
                                                           Company Value                   Growth (a)
                                                   ---------------------------      -----------------------
                                                        2006            2005            2006          2005
                                                   -----------     -----------      ----------    ---------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $     7,561     $   (46,592)     $   (2,880)   $   1,993
 Net realized gain (loss) on investments ........      832,948         773,181          91,912        4,312
 Change in unrealized appreciation
  (depreciation) of investments .................    1,107,627        (383,515)        237,333       34,215
                                                   -----------     -----------      ----------    ---------
 Net increase (decrease) in net assets from
  operations ....................................    1,948,136         343,074         326,365       40,520
                                                   -----------     -----------      ----------    ---------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       85,383         156,876          37,497       79,971
  Transfers between funds including
   guaranteed interest account, net .............    2,597,487       8,791,590       1,819,919      506,575
  Transfers for contract benefits and
   terminations .................................   (1,016,200)       (590,491)       (143,996)     (11,463)
  Contract maintenance charges ..................      (30,127)        (18,512)         (2,986)        (315)
                                                   -----------     -----------      ----------    ---------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,636,543       8,339,463       1,710,434      574,768
                                                   -----------     -----------      ----------    ---------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (36,807)         34,239          (1,806)       1,805
                                                   -----------     -----------      ----------    ---------
Increase (Decrease) in Net Assets ...............    3,547,872       8,716,776       2,034,993      617,093
Net Assets -- Beginning of Period ...............   11,011,373       2,294,597         617,093           --
                                                   -----------     -----------      ----------    ---------
Net Assets -- End of Period .....................  $14,559,245     $11,011,373      $2,652,086    $ 617,093
                                                   ===========     ===========      ==========    =========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --              --           --
 Redeemed .......................................           --              --              --           --
                                                   -----------     -----------      ----------    ---------
 Net Increase (Decrease) ........................           --              --              --           --
                                                   ===========     ===========      ==========    =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          296             544             208           69
 Redeemed .......................................         (234)           (172)            (76)         (15)
                                                   -----------     -----------      ----------    ---------
 Net Increase (Decrease) ........................           62             372             132           54
                                                   ===========     ===========      ==========    =========

                                                            EQ/Janus
                                                            Large Cap                    EQ/JPMorgan
                                                             Growth                       Core Bond
                                                   --------------------------     --------------------------
                                                       2006           2005           2006           2005
                                                   -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (301,832)   $  (325,543)    $ 1,674,283    $ 1,200,186
 Net realized gain (loss) on investments ........      695,136        296,486        (290,288)       (69,024)
 Change in unrealized appreciation
  (depreciation) of investments .................     (532,811)     1,211,114         132,667       (736,576)
                                                   -----------    -----------     -----------    -----------
 Net increase (decrease) in net assets from
  operations ....................................     (139,507)     1,182,057       1,516,662        394,586
                                                   -----------    -----------     -----------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      147,009        232,452         184,251        781,600
  Transfers between funds including
   guaranteed interest account, net .............   (1,923,956)       149,555       5,807,526     14,453,748
  Transfers for contract benefits and
   terminations .................................   (1,386,318)    (1,632,779)     (6,848,561)    (5,449,553)
  Contract maintenance charges ..................      (40,306)       (44,893)       (145,973)      (141,525)
                                                   -----------    -----------     -----------    -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (3,203,571)    (1,295,665)     (1,002,757)     9,644,270
                                                   -----------    -----------     -----------    -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (82,763)       (13,833)        (21,736)         3,437
                                                   -----------    -----------     -----------    -----------
Increase (Decrease) in Net Assets ...............   (3,425,841)      (127,443)        492,169     10,042,293
Net Assets -- Beginning of Period ...............   22,005,680     22,133,123      59,267,277     49,224,984
                                                   -----------    -----------     -----------    -----------
Net Assets -- End of Period .....................  $18,579,839    $22,005,680     $59,759,446    $59,267,277
                                                   ===========    ===========     ===========    ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --             --
 Redeemed .......................................           --             --              --             --
                                                   -----------    -----------     -----------    -----------
 Net Increase (Decrease) ........................           --             --              --             --
                                                   ===========    ===========     ===========    ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          361            550             213          1,770
 Redeemed .......................................         (880)          (767)           (284)        (1,071)
                                                   -----------    -----------     -----------    -----------
 Net Increase (Decrease) ........................         (519)          (217)            (71)           699
                                                   ===========    ===========     ===========    ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/JPMorgan                   EQ/Legg Mason
                                                       Value Opportunities             Value Equity (b)
                                                   --------------------------      -----------------------
                                                       2006           2005            2006          2005
                                                   -----------    -----------      ----------     --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ 1,013,836    $    10,956      $  (31,299)    $   (870)
 Net realized gain (loss) on investments ........    2,017,119        162,012           2,097          878
 Change in unrealized appreciation
  (depreciation) of investments .................    3,111,521        645,900         224,402       12,244
                                                   -----------    -----------      ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................    6,142,476        818,868         195,200       12,252
                                                   -----------    -----------      ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      212,859        277,182           1,482           20
  Transfers between funds including
   guaranteed interest account, net .............     (745,699)    (2,308,796)      2,948,187      649,750
  Transfers for contract benefits and
   terminations .................................   (4,221,319)    (4,520,322)       (179,124)     (11,303)
  Contract maintenance charges ..................     (114,417)      (126,532)         (5,859)        (376)
                                                   -----------    -----------      ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (4,868,576)    (6,678,468)      2,764,686      638,091
                                                   -----------    -----------      ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       57,686         28,414          (1,059)       1,061
                                                   -----------    -----------      ----------     --------
Increase (Decrease) in Net Assets ...............    1,331,586     (5,831,186)      2,958,827      651,404
Net Assets -- Beginning of Period ...............   36,117,374     41,948,560         651,404           --
                                                   -----------    -----------      ----------     --------
Net Assets -- End of Period .....................  $37,448,960    $36,117,374      $3,610,231     $651,404
                                                   ===========    ===========      ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --           --
 Redeemed .......................................           --             --              --           --
                                                   -----------    -----------      ----------     --------
 Net Increase (Decrease) ........................           --             --              --           --
                                                   ===========    ===========      ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,382            156             330           62
 Redeemed .......................................       (1,722)          (664)            (71)          (1)
                                                   -----------    -----------      ----------     ---------
 Net Increase (Decrease) ........................         (340)          (508)            259           61
                                                   ===========    ===========      ==========     =========

                                                                                         EQ/Lord Abbett
                                                              EQ/Long                      Growth and
                                                           Term Bond (a)                   Income (a)
                                                     -------------------------      -----------------------
                                                        2006           2005            2006           2005
                                                     ----------     ----------      ----------     --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   92,833     $   36,790      $    4,541     $    419
 Net realized gain (loss) on investments ........       (70,542)       (11,016)        114,963        2,795
 Change in unrealized appreciation
  (depreciation) of investments .................         7,727        (66,122)        235,372       17,643
                                                     ----------     ----------      ----------     --------
 Net increase (decrease) in net assets from
  operations ....................................        30,018        (40,348)        354,876       20,857
                                                     ----------     ----------      ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        22,704         87,639          26,316       96,621
  Transfers between funds including
   guaranteed interest account, net .............       717,426      3,328,329       3,757,644      683,641
  Transfers for contract benefits and
   terminations .................................      (221,274)      (117,375)       (234,848)     (26,376)
  Contract maintenance charges ..................        (9,089)        (2,988)         (4,382)      (1,164)
                                                     ----------     ----------      ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ....................       509,767      3,295,605       3,544,730      752,722
                                                     ----------     ----------      ----------     --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (15,203)        15,207          (3,422)       3,421
                                                     ----------     ----------      ----------     --------
Increase (Decrease) in Net Assets ...............       524,582      3,270,462       3,896,184      777,000
Net Assets -- Beginning of Period ...............     3,270,462             --         777,000           --
                                                     ----------     ----------      ----------     --------
Net Assets -- End of Period .....................    $3,795,044     $3,270,462      $4,673,184     $777,000
                                                     ==========     ==========      ==========     ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --             --              --           --
 Redeemed .......................................            --             --              --           --
                                                     ----------     ----------      ----------     --------
 Net Increase (Decrease) ........................            --             --              --           --
                                                     ==========     ==========      ==========     ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           258            472             401           82
 Redeemed .......................................          (206)          (146)            (92)          (9)
                                                     ----------     ----------      ----------     ---------
 Net Increase (Decrease) ........................            52            326             309           73
                                                    ===========    ===========     ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/Lord Abbett                  EQ/Lord Abbett
                                                           Large Cap                       Mid Cap
                                                           Core (a)                       Value (a)
                                                    -----------------------      ---------------------------
                                                       2006          2005             2006           2005
                                                    ----------     --------      -------------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (1,589)    $   (875)     $     (29,281)   $    9,536
 Net realized gain (loss) on investments ........       39,407        3,549            508,514        32,799
 Change in unrealized appreciation
  (depreciation) of investments .................       65,646       13,351            358,406       186,074
                                                    ----------     --------      -------------    ----------
 Net increase (decrease) in net assets from
  operations ....................................      103,464       16,025            837,639       228,409
                                                    ----------     --------      -------------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        1,537           --             30,356        31,111
  Transfers between funds including
   guaranteed interest account, net .............      661,271      609,092           (353,858)    7,521,183
  Transfers for contract benefits and
   terminations .................................      (74,966)      (9,484)          (767,818)     (177,149)
  Contract maintenance charges ..................       (2,222)        (561)           (22,199)       (5,397)
                                                    ----------     --------      -------------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................      585,620      599,047         (1,113,519)    7,369,748
                                                    ----------     --------      -------------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (2,959)       2,956            (21,721)       21,858
                                                    ----------     --------      -------------    ----------
Increase (Decrease) in Net Assets ...............      686,125      618,028           (297,601)    7,620,014
Net Assets -- Beginning of Period ...............      618,028           --          7,620,014            --
                                                    ----------     --------      -------------    ----------
Net Assets -- End of Period .....................   $1,304,153     $618,028      $   7,322,413    $7,620,014
                                                    ==========     ========      =============    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --           --                 --            --
 Redeemed .......................................           --           --                 --            --
                                                    ----------     --------      -------------    ----------
 Net Increase (Decrease) ........................           --           --                 --            --
                                                    ==========     ========      =============    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           84           71                595           780
 Redeemed .......................................          (31)         (13)              (685)          (98)
                                                    ----------     --------      -------------    ----------
 Net Increase (Decrease) ........................           53           58                (90)          682
                                                    ==========     ========      =============    ==========

                                                                                             EQ/Mercury
                                                            EQ/Marsico                       Basic Value
                                                               Focus                           Equity
                                                   ---------------------------      -----------------------------
                                                       2006            2005             2006             2005
                                                   -----------     -----------      ------------     ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $  (501,091)    $  (841,993)     $  1,890,145     $   (141,014)
 Net realized gain (loss) on investments ........    6,218,983       5,056,821        11,260,036       11,169,086
 Change in unrealized appreciation
  (depreciation) of investments .................     (434,922)      1,301,151        12,884,428       (9,181,971)
                                                   -----------     -----------      ------------     ------------
 Net increase (decrease) in net assets from
  operations ....................................    5,282,970       5,515,979        26,034,609        1,846,101
                                                   -----------     -----------      ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      297,370         629,948           624,116        1,255,637
  Transfers between funds including
   guaranteed interest account, net .............    7,225,252       9,292,452       (12,426,504)     (17,538,334)
  Transfers for contract benefits and
   terminations .................................   (7,527,960)     (4,200,923)      (16,403,366)     (14,843,578)
  Contract maintenance charges ..................     (186,296)       (161,564)         (408,239)        (493,953)
                                                   -----------     -----------      ------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (191,634)      5,559,913       (28,613,993)     (31,620,228)
                                                   -----------     -----------      ------------     ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (33,466)      2,941,819          (379,424)          13,709
                                                   -----------     -----------      ------------     ------------
Increase (Decrease) in Net Assets ...............    5,057,870       8,134,073        (2,958,808)     (29,760,418)
Net Assets -- Beginning of Period ...............   68,334,701      60,200,628       154,142,976      183,903,394
                                                   -----------     -----------      ------------     ------------
Net Assets -- End of Period .....................  $73,392,571     $68,334,701      $151,184,168     $154,142,976
                                                   ===========     ===========      ============     ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --              --                --               --
 Redeemed .......................................           --              --                --               --
                                                   -----------     -----------      ------------     ------------
 Net Increase (Decrease) ........................           --              --                --               --
                                                   ===========     ===========      ============     ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,408           1,354               520              520
 Redeemed .......................................       (1,421)           (971)           (1,857)          (2,119)
                                                   -----------     -----------      ------------     ------------
 Net Increase (Decrease) ........................          (13)            383            (1,337)          (1,599)
                                                   ===========     ===========      ============     ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Mercury
                                                           International                     EQ/MFS Emerging
                                                               Value                        Growth Companies
                                                   --------------------------      ----------------------------
                                                        2006            2005              2006             2005
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $ 1,543,846    $   224,157      $ (1,302,557)   $ (1,432,384)
 Net realized gain (loss) on investments ........    7,946,215      1,753,381       (12,020,318)    (10,241,697)
 Change in unrealized appreciation
  (depreciation) of investments .................    6,928,413      4,119,605        18,858,380      18,666,905
                                                   -----------    -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................   16,418,474      6,097,143         5,535,505       6,992,824
                                                   -----------    -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........      500,424        691,366           642,075         818,721
  Transfers between funds including
   guaranteed interest account, net .............    5,153,361      8,513,211        (9,538,568)    (11,894,529)
  Transfers for contract benefits and
   terminations .................................   (6,931,835)    (5,375,687)      (10,633,070)     (8,773,192)
  Contract maintenance charges ..................     (212,640)      (195,510)         (307,214)       (355,799)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (1,490,690)     3,633,380       (19,836,777)    (22,204,799)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (5,905)         1,109          (230,423)            324
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets ...............   14,921,879      9,731,632       (14,531,695)    (13,211,651)
Net Assets -- Beginning of Period ...............   70,658,429     60,926,797       103,035,803     116,247,454
                                                   -----------    -----------      ------------    ------------
Net Assets -- End of Period .....................  $85,580,308    $70,658,429      $ 88,504,108    $103,035,803
                                                   ===========    ===========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --              --
 Redeemed .......................................           --             --                --              --
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                   ===========    ===========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,003          1,037               558             262
 Redeemed .......................................       (1,089)          (816)           (1,941)         (1,812)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................          (86)           221            (1,383)         (1,550)
                                                   ===========    ===========      ============    ============

                                                              EQ/MFS                          EQ/Money
                                                          Investors Trust                      Market
                                                   --------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................  $   (85,463)   $  (140,994)     $  3,589,418    $  1,447,379
 Net realized gain (loss) on investments ........      345,705       (157,679)         (250,487)       (258,295)
 Change in unrealized appreciation
  (depreciation) of investments .................    1,137,183      1,066,938           271,402         321,582
                                                   -----------    -----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................    1,397,425        768,265         3,610,333       1,510,666
                                                   -----------    -----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       80,222         81,764         3,550,235       3,394,777
  Transfers between funds including
   guaranteed interest account, net .............   (1,361,206)    (1,347,474)       46,462,258      19,622,423
  Transfers for contract benefits and
   terminations .................................   (1,455,335)    (1,221,364)      (51,173,746)    (44,825,075)
  Contract maintenance charges ..................      (33,301)       (33,918)         (260,146)       (310,344)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................   (2,769,620)    (2,520,992)       (1,421,399)    (22,118,219)
                                                   -----------    -----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......     (166,564)         9,737           (56,791)          4,652
                                                   -----------    -----------      ------------    ------------
Increase (Decrease) in Net Assets ...............   (1,538,759)    (1,742,990)        2,132,143     (20,602,901)
Net Assets -- Beginning of Period ...............   14,227,540     15,970,530       117,074,878     137,677,779
                                                   -----------    -----------      ------------    ------------
Net Assets -- End of Period .....................  $12,688,781    $14,227,540      $119,207,021    $117,074,878
                                                   ===========    ===========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               447             307
 Redeemed .......................................           --             --              (423)           (413)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                24            (106)
                                                   ===========    ===========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           98            136             7,996           5,852
 Redeemed .......................................         (382)          (417)           (8,071)         (6,527)
                                                   -----------    -----------      ------------    ------------
 Net Increase (Decrease) ........................         (284)          (281)              (75)           (675)
                                                   ===========    ===========      ============    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Montag &              EQ/Mutual      EQ/Oppenheimer
                                                         Caldwell Growth           Shares (c)        Global (c)
                                                    -------------------------      ----------      --------------
                                                       2006           2005            2006              2006
                                                    ----------     ----------      ----------         --------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (15,603)    $   (7,498)     $   (1,648)        $  (946)
 Net realized gain (loss) on investments ........       28,526          5,011           3,317           1,554
 Change in unrealized appreciation
  (depreciation) of investments .................       72,687         41,258          48,668          17,249
                                                    ----------     ----------      ----------         --------
 Net increase (decrease) in net assets from
  operations ....................................       85,610         38,771          50,337          17,857
                                                    ----------     ----------      ----------         --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          374         23,125             533           2,211
  Transfers between funds including
   guaranteed interest account, net .............      (49,259)     1,299,047       1,489,832         500,647
  Transfers for contract benefits and
   terminations .................................      (40,558)       (34,809)        (34,622)         (1,172)
  Contract maintenance charges ..................       (3,961)        (2,412)           (394)           (167)
                                                    ----------     ----------      ----------         --------
Net increase (decrease) in net assets from
 contractowners transactions ....................      (93,404)     1,284,951       1,455,349         501,519
                                                    ----------     ----------      ----------         --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (10,674)        10,605             (12)             (3)
                                                    ----------     ----------      ----------         --------
Increase (Decrease) in Net Assets ...............      (18,468)     1,334,327       1,505,674         519,373
Net Assets -- Beginning of Period ...............    1,382,063         47,736              --              --
                                                    ----------     ----------      ----------         --------
Net Assets -- End of Period .....................   $1,363,595     $1,382,063      $1,505,674        $519,373
                                                    ==========     ==========      ==========         ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --              --
 Redeemed .......................................           --             --              --              --
                                                    ----------     ----------      ----------         ---------
 Net Increase (Decrease) ........................           --             --              --              --
                                                    ==========     ==========      ==========         =========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           67            312             152              52
 Redeemed .......................................          (87)           (25)            (11)             (5)
                                                    ----------     ----------      ----------         ---------
 Net Increase (Decrease) ........................          (20)           287             141              47
                                                    ==========     ==========      ==========         =========

                                                   EQ/Oppenheimer      EQ/Oppenheimer
                                                     Main Street         Main Street               EQ/PIMCO
                                                   Opportunity (c)      Small Cap (c)           Real Return (a)
                                                   ---------------     --------------     -------------------------
                                                        2006                2006              2006          2005
                                                      -------             --------        -----------    ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................     $   971             $   439         $   284,275    $  122,835
 Net realized gain (loss) on investments ........       1,479                 444             (73,146)          236
 Change in unrealized appreciation
  (depreciation) of investments .................       7,408               5,321            (306,504)     (151,819)
                                                      -------             --------        -----------    ----------
 Net increase (decrease) in net assets from
  operations ....................................       9,858               6,204             (95,375)      (28,748)
                                                      -------             --------        -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........          80                 241              23,002       210,476
  Transfers between funds including
   guaranteed interest account, net .............     313,723             393,593           4,022,227     7,846,235
  Transfers for contract benefits and
   terminations .................................      (1,438)               (418)         (1,160,471)     (257,252)
  Contract maintenance charges ..................        (344)                 --             (23,151)       (5,094)
                                                      -------             --------        -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     312,021             393,416           2,861,607     7,794,365
                                                      -------             --------        -----------    ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......         (15)                 (1)            (21,714)       21,776
                                                      -------             ---------       -----------    ----------
Increase (Decrease) in Net Assets ...............     321,864             399,619           2,744,518     7,787,393
Net Assets -- Beginning of Period ...............          --                  --           7,787,393            --
                                                      -------             ---------       -----------    ----------
Net Assets -- End of Period .....................     $321,864            $399,619        $10,531,911    $7,787,393
                                                      ========            =========       ===========    ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................          --                  --                  --            --
 Redeemed .......................................          --                  --                  --            --
                                                      --------            ---------       -----------    ----------
 Net Increase (Decrease) ........................          --                  --                  --            --
                                                      ========            =========       ===========    ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          38                  38                 778           875
 Redeemed .......................................          (9)                 (2)               (488)          (93)
                                                      ---------           ---------       -----------    ----------
 Net Increase (Decrease) ........................          29                  36                 290           782
                                                      =========           =========       ===========    ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                            EQ/Short                         EQ Small
                                                        Duration Bond (a)                    Cap Value
                                                    -------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   97,405     $    7,683      $  1,705,013    $  1,354,334
 Net realized gain (loss) on investments ........       91,685            748         5,629,092       5,945,564
 Change in unrealized appreciation
  (depreciation) of investments .................      (36,507)       (13,092)       (1,221,932)     (5,808,782)
                                                    ----------     ----------      ------------    ------------
 Net increase (decrease) in net assets from
  operations ....................................      152,583         (4,661)        6,112,173       1,491,116
                                                    ----------     ----------      ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       38,078         26,234           181,896         448,250
  Transfers between funds including
   guaranteed interest account, net .............    3,372,770      2,695,849        (3,794,909)      1,321,146
  Transfers for contract benefits and
   terminations .................................     (691,489)      (427,632)       (4,732,922)     (4,295,618)
  Contract maintenance charges ..................       (7,018)          (800)         (118,728)       (128,404)
                                                    ----------     ----------      ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,712,341      2,993,651        (8,464,663)     (2,654,626)
                                                    ----------     ----------      ------------    ------------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (13,352)        13,341           (16,298)          1,781
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets ...............    2,851,572      2,302,331        (2,368,788)     (1,161,729)
Net Assets -- Beginning of Period ...............    2,302,331             --        46,342,915      47,504,644
                                                    ----------     ----------      ------------    ------------
Net Assets -- End of Period .....................   $5,153,903     $2,302,331      $ 43,974,127    $ 46,342,915
                                                    ==========     ==========      ============    ============
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --                --              --
 Redeemed .......................................           --             --                --              --
                                                    ----------     ----------      ------------    ------------
 Net Increase (Decrease) ........................           --             --                --              --
                                                    ==========     ==========      ============    ============
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          837            297               557             901
 Redeemed .......................................         (562)           (67)           (1,021)         (1,057)
                                                    ----------     ----------      ------------    ------------
 Net Increase (Decrease) ........................          275            230              (464)           (156)
                                                    ==========     ==========      ============    ============

                                                            EQ Small                         EQ/Small
                                                         Company Growth                   Company Index
                                                    -------------------------      ----------------------------
                                                       2006           2005             2006            2005
                                                    ----------     ----------      ------------    ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $    4,901     $   31,649      $   (69,735)    $  (116,526)
 Net realized gain (loss) on investments ........      210,658        (11,537)       3,913,547       3,518,277
 Change in unrealized appreciation
  (depreciation) of investments .................     (288,875)        44,865        1,366,382      (2,558,180)
                                                    ----------     ----------      -----------     -----------
 Net increase (decrease) in net assets from
  operations ....................................      (73,316)        64,977        5,210,194         843,571
                                                    ----------     ----------      -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       36,941         39,517          109,506         235,357
  Transfers between funds including
   guaranteed interest account, net .............    3,369,341      2,616,415        1,095,967      (3,086,415)
  Transfers for contract benefits and
   terminations .................................     (447,786)      (100,236)      (4,152,473)     (2,777,198)
  Contract maintenance charges ..................      (14,904)        (4,548)         (97,936)       (103,153)
                                                    ----------     ----------      -----------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    2,943,592      2,551,148       (3,044,936)     (5,731,409)
                                                    ----------     ----------      -----------     -----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (22,204)        22,053          (97,539)          1,992
                                                    ----------     ----------      -----------     -----------
Increase (Decrease) in Net Assets ...............    2,848,072      2,638,178        2,067,719      (4,885,847)
Net Assets -- Beginning of Period ...............    3,575,329        937,151       34,492,317      39,378,164
                                                    ----------     ----------      -----------     -----------
Net Assets -- End of Period .....................   $6,423,401     $3,575,329      $36,560,036     $34,492,317
                                                    ==========     ==========      ===========     ===========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --               --              --
 Redeemed .......................................           --             --               --              --
                                                    ----------     ----------      -----------     -----------
 Net Increase (Decrease) ........................           --             --               --              --
                                                    ==========     ==========      ===========     ===========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................        1,062            678              528             380
 Redeemed .......................................         (769)          (361)            (724)           (786)
                                                    ----------     ----------      -----------     -----------
 Net Increase (Decrease) ........................          293            317             (196)           (406)
                                                    ==========     ==========      ===========     ===========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                             EQ/TCW               EQ/Templeton
                                                             Equity                Growth (c)
                                                    -------------------------     ------------
                                                       2006           2005            2006
                                                    ----------     ----------      ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (26,342)    $  (18,618)     $   (1,275)
 Net realized gain (loss) on investments ........       69,881          5,664           4,976
 Change in unrealized appreciation
  (depreciation) of investments .................     (159,808)       162,520          34,707
                                                    ----------     ----------      ----------
 Net increase (decrease) in net assets from
  operations ....................................     (116,269)       149,566          38,408
                                                    ----------     ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........       29,006         17,218            (127)
  Transfers between funds including
   guaranteed interest account, net .............      (34,857)     1,504,788       1,567,807
  Transfers for contract benefits and
   terminations .................................     (187,434)       (84,462)        (12,379)
  Contract maintenance charges ..................       (5,458)        (3,411)           (370)
                                                    ----------     ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (198,743)     1,434,133       1,554,931
                                                    ----------     ----------      ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......      (18,556)        18,271             (26)
                                                    ----------     ----------      ----------
Increase (Decrease) in Net Assets ...............     (333,568)     1,601,970       1,593,313
Net Assets -- Beginning of Period ...............    1,961,635        359,665              --
                                                    ----------     ----------      ----------
Net Assets -- End of Period .....................   $1,628,067     $1,961,635      $1,593,313
                                                    ==========     ==========      ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --
 Redeemed .......................................           --             --              --
                                                    ----------     ----------      ----------
 Net Increase (Decrease) ........................           --             --              --
                                                    ==========     ==========      ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           44            128             173
 Redeemed .......................................          (57)           (36)            (25)
                                                    ----------     ----------      ----------
 Net Increase (Decrease) ........................          (13)            92             148
                                                    ==========     ==========      ==========

                                                             EQ/UBS
                                                           Growth and                   EQ/Van Kampen
                                                             Income                      Comstock (a)
                                                    -------------------------     --------------------------
                                                       2006           2005            2006           2005
                                                    ----------     ----------     -----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $  (15,991)    $    3,369     $   163,976     $   27,883
 Net realized gain (loss) on investments ........       84,515         16,172         201,067          3,685
 Change in unrealized appreciation
  (depreciation) of investments .................      281,892         53,436         968,231        211,413
                                                    ----------     ----------     -----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................      350,416         72,977       1,333,274        242,981
                                                    ----------     ----------     -----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        4,004         (6,210)        259,675            947
  Transfers between funds including
   guaranteed interest account, net .............    1,364,806      1,935,876       4,388,901      7,451,947
  Transfers for contract benefits and
   terminations .................................     (233,323)       (49,167)       (938,485)      (225,848)
  Contract maintenance charges ..................       (7,671)        (1,180)        (33,062)        (3,475)
                                                    ----------     ----------     -----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................    1,127,816      1,879,319       3,677,029      7,223,571
                                                    ----------     ----------     -----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (9,817)         9,684         (17,947)        17,948
                                                    ----------     ----------     -----------     ----------
Increase (Decrease) in Net Assets ...............    1,468,415      1,961,980       4,992,356      7,484,500
Net Assets -- Beginning of Period ...............    2,068,195        106,215       7,484,500             --
                                                    ----------     ----------     -----------     ----------
Net Assets -- End of Period .....................   $3,536,610     $2,068,195     $12,476,856     $7,484,500
                                                    ==========     ==========     ===========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................           --             --              --             --
 Redeemed .......................................           --             --              --             --
                                                    ----------     ----------     -----------     ----------
 Net Increase (Decrease) ........................           --             --              --             --
                                                    ==========     ==========     ===========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          343            419             517            752
 Redeemed .......................................         (147)           (68)           (190)           (38)
                                                    ----------     ----------     -----------     ----------
 Net Increase (Decrease) ........................          196            351             327            714
                                                    ==========     ==========     ===========     ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                           EQ/Van Kampen                    EQ/Van Kampen
                                                          Emerging Markets                     Mid Cap
                                                               Equity                        Growth (a)
                                                    ---------------------------      -------------------------
                                                        2006            2005            2006           2005
                                                    ------------    -----------      ----------     ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................   $   (931,411)   $  (527,013)     $  (32,901)    $   (8,316)
 Net realized gain (loss) on investments ........     22,512,438      8,734,011         138,569         46,212
 Change in unrealized appreciation
  (depreciation) of investments .................      5,820,662      9,501,750         (26,737)       106,402
                                                    ------------    -----------      ----------     ----------
 Net increase (decrease) in net assets from
  operations ....................................     27,401,689     17,708,748          78,931        144,298
                                                    ------------    -----------      ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        462,058        695,534          17,430         12,443
  Transfers between funds including
   guaranteed interest account, net .............      6,590,006     11,074,764         778,139      1,973,474
  Transfers for contract benefits and
   terminations .................................     (8,241,522)    (5,084,614)       (322,098)       (61,568)
  Contract maintenance charges ..................       (240,882)      (182,318)         (8,393)        (2,735)
                                                    ------------    -----------      ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ....................     (1,430,340)     6,503,366         465,078      1,921,614
                                                    ------------    -----------      ----------     ----------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......       (205,468)           906          (8,144)         8,196
                                                    ------------    -----------      ----------     ----------
Increase (Decrease) in Net Assets ...............     25,765,881     24,213,020         535,865      2,074,108
Net Assets -- Beginning of Period ...............     80,168,025     55,955,005       2,074,108             --
                                                    ------------    -----------      ----------     ----------
Net Assets -- End of Period .....................   $105,933,906    $80,168,025      $2,609,973     $2,074,108
                                                    ============    ===========      ==========     ==========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................             --             --              --             --
 Redeemed .......................................             --             --              --             --
                                                    ------------    -----------      ----------     ----------
 Net Increase (Decrease) ........................             --             --              --             --
                                                    ============    ===========      ==========     ==========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................          2,631          2,498             305            229
 Redeemed .......................................         (2,746)        (2,000)           (277)           (61)
                                                    ------------    -----------      ----------     ----------
 Net Increase (Decrease) ........................           (115)           498              28            168
                                                    ============    ===========      ==========     ==========

                                                          EQ/Wells Fargo
                                                            Montgomery
                                                           Small Cap (a)
                                                     --------------------------
                                                        2006            2005
                                                     ----------      ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ...................    $   67,034      $ 12,923
 Net realized gain (loss) on investments ........        10,655         3,950
 Change in unrealized appreciation
  (depreciation) of investments .................       303,926        (4,074)
                                                     ----------      --------
 Net increase (decrease) in net assets from
  operations ....................................       381,615        12,779
                                                     ----------      --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .........        32,704        24,826
  Transfers between funds including
   guaranteed interest account, net .............     4,352,483       296,117
  Transfers for contract benefits and
   terminations .................................      (153,811)      (49,843)
  Contract maintenance charges ..................        (4,952)          (42)
                                                     ----------      --------
Net increase (decrease) in net assets from
 contractowners transactions ....................     4,226,424       271,058
                                                     ----------      --------
Net increase (decrease) in amount retained by
 AXA Equitable in Separate Account No. 45 .......        (1,454)        1,452
                                                     ----------      --------
Increase (Decrease) in Net Assets ...............     4,606,585       285,311
Net Assets -- Beginning of Period ...............       285,311            --
                                                     ----------      --------
Net Assets -- End of Period .....................    $4,891,896      $285,311
                                                     ==========      ========
Changes in Units (000's):
Unit Activity 1.15% Class A
 Issued .........................................            --            --
 Redeemed .......................................            --            --
                                                     ----------      --------
 Net Increase (Decrease) ........................            --            --
                                                     ==========      ========
Unit Activity 0.50% to 1.70% Class B
 Issued .........................................           493            30
 Redeemed .......................................          (174)             (6)
                                                     ----------      -----------
 Net Increase (Decrease) ........................           319            24
                                                     ==========      ==========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements

December 31, 2006

1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 45 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), and AXA Premier VIP Trust ("VIP"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts has separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 74 variable investment options:

   o  AXA Aggressive Allocation
   o  AXA Conservative Allocation
   o  AXA Conservative-Plus Allocation
   o  AXA Moderate Allocation
   o  AXA Moderate-Plus Allocation
   o  AXA Premier VIP Aggressive Equity
   o  AXA Premier VIP Core Bond
   o  AXA Premier VIP Health Care
   o  AXA Premier VIP High Yield
   o  AXA Premier VIP International Equity
   o  AXA Premier VIP Large Cap Core Equity
   o  AXA Premier VIP Large Cap Growth
   o  AXA Premier VIP Large Cap Value
   o  AXA Premier VIP Mid Cap Growth
   o  AXA Premier VIP Mid Cap Value
   o  AXA Premier VIP Technology
   o  EQ/AllianceBernstein Common Stock(1)
   o  EQ/AllianceBernstein Growth and Income(2)
   o  EQ/AllianceBernstein Intermediate Government Securities(3)
   o  EQ/AllianceBernstein International(4)
   o  EQ/AllianceBernstein Large Cap Growth(5)
   o  EQ/AllianceBernstein Quality Bond(6)
   o  EQ/AllianceBernstein Small Cap Growth(7)
   o  EQ/AllianceBernstein Value(8)
   o  EQ/Ariel Appreciation ll
   o  EQ/Boston Advisors Equity Income
   o  EQ/Calvert Socially Responsible
   o  EQ/Capital Guardian Growth
   o  EQ/Capital Guardian International
   o  EQ/Capital Guardian Research
   o  EQ/Capital Guardian U.S. Equity
   o  EQ/Caywood-Scholl High Yield Bond
   o  EQ/Davis New York Venture
   o  EQ/Equity 500 Index
   o  EQ/Evergreen International Bond
   o  EQ/Evergreen Omega
   o  EQ/FI Mid Cap

   o  EQ/FI Mid Cap Value
   o  EQ/Franklin Income
   o  EQ/Franklin Small Cap Value
   o  EQ/GAMCO Mergers and Acquisitions
   o  EQ/GAMCO Small Company Value
   o  EQ/International Growth
   o  EQ/Janus Large Cap Growth
   o  EQ/JPMorgan Core Bond
   o  EQ/JPMorgan Value Opportunities
   o  EQ/Legg Mason Value Equity
   o  EQ/Long Term Bond
   o  EQ/Lord Abbett Growth and Income
   o  EQ/Lord Abbett Large Cap Core
   o  EQ/Lord Abbett Mid Cap Value
   o  EQ/Marsico Focus
   o  EQ/Mercury Basic Value Equity
   o  EQ/Mercury International Value
   o  EQ/MFS Emerging Growth Companies
   o  EQ/MFS Investors Trust
   o  EQ/Money Market
   o  EQ/Montag & Caldwell Growth
   o  EQ/Mutual Shares
   o  EQ/Oppenheimer Global
   o  EQ/Oppenheimer Main Street Opportunity
   o  EQ/Oppenheimer Main Street Small Cap
   o  EQ/PIMCO Real Return
   o  EQ/Short Duration Bond
   o  EQ/Small Cap Value(9)
   o  EQ/Small Company Growth(10)
   o  EQ/Small Company Index
   o  EQ/TCW Equity
   o  EQ/Templeton Growth
   o  EQ/UBS Growth and Income
   o  EQ/Van Kampen Comstock
   o  EQ/Van Kampen Emerging Markets Equity
   o  EQ/Van Kampen Mid Cap Growth
   o  EQ/Wells Fargo Montgomery Small Cap

   ----------------------

   (1)  Formerly known as EQ/Alliance Common Stock
   (2)  Formerly known as EQ/Alliance Growth and Income
   (3)  Formerly known as EQ/Alliance Intermediate Government Securities
   (4)  Formerly known as EQ/Alliance International
   (5)  Formerly known as EQ/Alliance Large Cap Growth
   (6)  Formerly known as EQ/Alliance Quality Bond
   (7)  Formerly known as EQ/Alliance Small Cap Growth
   (8)  Formerly known as EQ/Bernstein Diversified Value
   (9)  Formerly known as EQ/Lazard Small Cap Value
   (10) Formerly known as EQ/Bear Stearns Small Company Growth

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

1. Organization (Concluded)

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor and Income Manager. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges, asset-based administration charges, and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality and expense risk charges, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of EQAT and VIP shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity options of Separate Account No. 46. The net assets of any variable investment option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

2. Significant Accounting Policies (Concluded)

   provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                                   Purchases          Sales
                                                                  -----------      ------------
   AXA Aggressive Allocation .................................    $12,866,559      $  3,780,551
   AXA Conservative Allocation ...............................      9,828,602         7,644,538
   AXA Conservative-Plus Allocation ..........................      9,263,325         5,210,970
   AXA Moderate Allocation ...................................     27,083,755        65,053,583
   AXA Moderate-Plus Allocation ..............................     54,502,980         8,527,603
   AXA Premier VIP Aggressive Equity .........................      1,262,837        11,633,787
   AXA Premier VIP Core Bond .................................      6,186,969        12,291,964
   AXA Premier VIP Health Care ...............................      3,042,165         5,080,595
   AXA Premier VIP High Yield ................................     14,880,033        26,597,499
   AXA Premier VIP International Equity ......................     13,362,245         9,866,809
   AXA Premier VIP Large Cap Core Equity .....................      1,265,923         2,746,520
   AXA Premier VIP Large Cap Growth ..........................      3,506,243         4,984,196
   AXA Premier VIP Large Cap Value ...........................      9,548,790         9,426,093
   AXA Premier VIP Mid Cap Growth ............................      5,010,519         7,118,156
   AXA Premier VIP Mid Cap Value .............................      7,551,893         8,138,229
   AXA Premier VIP Technology ................................      6,669,091        15,397,866
   EQ/AllianceBernstein Common Stock .........................     13,058,655       128,501,286
   EQ/AllianceBernstein Growth & Income ......................     27,092,785        86,856,678
   EQ/AllianceBernstein Intermediate Government Sec. .........      8,772,888        33,979,102
   EQ/AllianceBernstein International ........................     25,966,108        30,412,105
   EQ/AllianceBernstein Large Cap Growth .....................      4,402,664        22,482,620
   EQ/AllianceBernstein Quality Bond .........................      4,284,464         9,572,268
   EQ/AllianceBernstein Small Cap Growth .....................     13,416,989        25,608,260
   EQ/AllianceBernstein Value ................................     22,631,401        30,930,087
   EQ/Ariel Appreciation II ..................................        686,293           193,559
   EQ/Boston Advisors Equity Income ..........................      6,026,988         4,343,038
   EQ/Calvert Socially Responsible ...........................        574,524           742,039
   EQ/Capital Guardian Growth ................................      2,682,077           882,993
   EQ/Capital Guardian International .........................      8,468,463         7,515,208
   EQ/Capital Guardian Research ..............................      1,987,629        14,134,554
   EQ/Capital Guardian U.S. Equity ...........................      6,157,498        11,098,254
   EQ/Caywood-Scholl High Yield Bond .........................      6,119,994         2,366,698
   EQ/Davis NY Venture .......................................      1,556,634           129,331
   EQ/Equity 500 Index .......................................     11,833,113        34,400,696
   EQ/Evergreen International Bond ...........................      3,963,588         1,200,576
   EQ/Evergreen Omega ........................................      2,104,403         3,061,217
   EQ/FI Mid Cap .............................................      9,583,260        18,738,963
   EQ/FI Mid Cap Value .......................................     17,852,856        32,311,930
   EQ/Franklin Income ........................................      6,893,295           536,587
   EQ/Franklin Small Cap Value ...............................        435,910            79,474
   EQ/GAMCO Mergers and Acquisitions .........................      3,967,932           968,221
   EQ/GAMCO Small Company Value ..............................      6,534,420         4,295,119
   EQ/International Growth ...................................      2,533,528           827,780
   EQ/Janus Large Cap Growth .................................      1,501,504         5,089,671
   EQ/JPMorgan Core Bond .....................................     14,324,991        13,675,201
   EQ/JPMorgan Value Opportunities ...........................      4,801,719         7,600,910
   EQ/Legg Mason Value Equity ................................      3,374,909           642,580

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

3. Purchases and Sales of Investments (Concluded)

                                                         Purchases          Sales
                                                       ------------     ------------
   EQ/Long Term Bond ..............................    $  2,491,743     $  1,904,347
   EQ/Lord Abbett Growth and Income ...............       4,492,993          929,802
   EQ/Lord Abbett Large Cap Core ..................         932,506          346,607
   EQ/Lord Abbett Mid Cap Value ...................       5,771,658        6,895,362
   EQ/Marsico Focus ...............................      14,535,337       13,979,192
   EQ/Mercury Basic Value Equity ..................      13,906,329       35,256,427
   EQ/Mercury International Value .................      18,023,125       15,038,395
   EQ/MFS Emerging Growth Companies ...............       1,712,647       23,082,405
   EQ/MFS Investors Trust .........................         769,284        3,790,932
   EQ/Money Market ................................     163,723,978      161,612,750
   EQ/Montag & Caldwell Growth ....................         291,848          411,528
   EQ/Mutual Shares ...............................       1,631,022          177,334
   EQ/Oppenheimer Global ..........................         532,533           31,963
   EQ/Oppenheimer Main Street Opportunity .........         367,350           54,374
   EQ/Oppenheimer Main Street Small Cap ...........         414,988           21,134
   EQ/PIMCO Real Return ...........................       6,796,589        3,672,421
   EQ/Short Duration Bond .........................       7,698,616        4,902,222
   EQ/Small Cap Value .............................      10,988,893       14,888,330
   EQ/Small Company Growth ........................       8,319,020        5,392,733
   EQ/Small Company Index .........................       7,641,729        9,343,455
   EQ/TCW Equity ..................................         659,762          903,403
   EQ/Templeton Growth ............................       1,838,721          285,091
   EQ/UBS Growth and Income .......................       1,899,713          797,706
   EQ/Van Kampen Comstock .........................       5,651,761        1,782,286
   EQ/Van Kampen Emerging Market Equity ...........      32,555,250       27,378,244
   EQ/Van Kampen Mid Cap Growth ...................       3,316,729        2,886,280
   EQ/Wells Fargo Montgomery Small Cap ............       6,147,354        1,850,583

4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A Shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein the "Rule 12b-1 Plans") adopted by the applicable Trusts. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares. Class A shares of The Trusts continue to be purchased by contracts in-force prior to May 1, 1997.

   AXA Equitable serves as investment manager of EQAT and VIP. AXA Equitable receives management fees for services performed in its capacity as investment manager of The Trusts. As investment manager AXA Equitable oversees the activities of the investment advisors with respect to The Trusts and is responsible for retaining and discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.20% of average daily net assets. AXA Equitable as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC, ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")). serves as an investment advisor for a number of portfolios in EQAT and VIP including the EQ/AllianceBernstein Portfolios; EQ/Equity 500 Index, and EQ/Small Company Index as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, and AXA Premier VIP Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

4. Expenses and Related Party Transactions (Concluded)

   investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Contracts and the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC , or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.

5. Contractowner Charges

   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                                                      Asset-based                      Current      Maximum
                                                   Mortality and    Administration    Distribution    Aggregate    Aggregate
                                                   Expense Risks        Charge           Charge         Charge      Charge
                                                   -------------    --------------    ------------    ---------    ---------
   Accumulator Advisor ........................        0.50%               --               --          0.50%        0.50%
   Income Manager .............................        0.90%             0.25%              --          1.15%        1.15%
   Accumulator ................................        1.10%             0.25%              --          1.35%        1.35%
   Accumulator issued after March 1, 2000 .....        1.10%             0.25%            0.20%         1.55%        1.55%
   Accumulator Plus, Select, Elite ............        1.10%             0.25%            0.25%         1.60%        1.60%
   Accumulator Select issued after
     August 13, 2001 .................... .....        1.10%             0.35%            0.25%         1.70%        1.70%

   The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

5. Contractowner Charges (Concluded)

   The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowner's account value.

                                            When charge
Charges                                     is deducted                  Amount deducted                          How deducted
-------                                     -----------                  ---------------                          ------------
Charges for state premium and other   At time of transaction         Varies by state.                         Applied to an annuity
applicable taxes                                                                                              payout option

Charge for Trust expenses             Daily                          Vary by portfolio                        Unit value

Annual Administrative charge          Annually on each               Depending on account value a charge      Unit liquidation from
                                      contract date anniversary.     of $30 or Years 1 to 2 lesser of         account value
                                                                     $30 or 2% of account value

Variable Immediate Annuity payout     At time of transaction         $350 annuity administrative fee          Unit liquidation from
option administrative fee                                                                                     account value

Withdrawal charge                     At time of transaction         Low -- During the first seven            Unit liquidation from
                                                                     contract years, a charge is              account value
                                                                     deducted from amounts withdrawn
                                                                     that exceed 15% of account value.
                                                                     The charge begins at 7% and
                                                                     declines by 1% each year.

                                                                     High -- During the first nine
                                                                     contract years, a charge is
                                                                     deducted from amounts withdrawn
                                                                     that exceed 15% of account value.
                                                                     The charge begins at 8% and
                                                                     declines by 1% beginning in the
                                                                     third contract year.

BaseBuilder benefit charge            Annually on each               Low 0.30%                                Unit liquidation from
                                      contract date anniversary.     High 0.45%                               account value

Protection Plus                       Annually on each               0.20%                                    Unit liquidation from
                                      contract date anniversary.                                              account value

Included in Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from Contractowner's account value (unit liquidation from account value).

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $13.49               --                 --           --          17.31%
         Highest contract charges 1.70% Class B (b)       $14.43               --                 --           --          15.90%
         All contract charges                                 --            1,320            $17,375         3.03%            --
  2005   Lowest contract charges 0.50% Class B (b)        $11.50               --                 --           --           7.52%
         Highest contract charges 1.70% Class B (b)       $12.45               --                 --           --           6.23%
         All contract charges                                 --              602            $ 6,817         5.87%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.70               --                 --           --           7.44%
         Highest contract charges 1.70% Class B (b)       $11.72               --                 --           --           6.30%
         All contract charges                                 --              192            $ 2,040         2.68%            --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $11.19               --                 --           --           5.84%
         Highest contract charges 1.70% Class B (b)       $11.31               --                 --           --           4.57%
         All contract charges                                 --            1,123            $12,231         3.87%            --
  2005   Lowest contract charges 0.50% Class B (b)        $10.57               --                 --           --           1.93%
         Highest contract charges 1.70% Class B (b)       $10.82               --                 --           --           0.71%
         All contract charges                                 --              939            $ 9,761         4.27%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.37               --                 --           --           3.74%
         Highest contract charges 1.70% Class B (b)       $10.74               --                 --           --           2.64%
         All contract charges                                 --              437            $ 4,511         4.68%            --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)        $11.64               --                 --           --           8.22%
         Highest contract charges 1.70% Class B (b)       $11.96               --                 --           --           6.91%
         All contract charges                                 --            1,581            $17,921         3.48%            --
  2005   Lowest contract charges 0.50% Class B (b)        $10.76               --                 --           --           2.73%
         Highest contract charges 1.70% Class B (b)       $11.19               --                 --           --           1.50%
         All contract charges                                 --            1,253            $13,241         4.33%            --
  2004   Lowest contract charges 0.50% Class B (b)        $10.47               --                 --           --           4.93%
         Highest contract charges 1.70% Class B (b)       $11.02               --                 --           --           3.81%
         All contract charges                                 --              635            $ 6,596         4.50%            --

AXA Moderate Allocation
-----------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $54.74              613            $33,581         2.55%          9.33%
  2005   1.15% Class A                                    $50.07              703            $35,188         2.28%          3.85%
  2004   1.15% Class A                                    $48.21              778            $37,532         2.49%          7.74%
  2003   1.15% Class A                                    $44.75              909            $40,667         2.21%         18.03%
  2002   1.15% Class A                                    $37.91            1,013            $38,398         1.51%        (13.51)%

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $59.58               --                 --           --           9.77%
         Highest contract charges 1.70% Class B           $46.21               --                 --           --           8.45%
         All contract charges                                 --            6,621           $323,970         2.55%            --
  2005   Lowest contract charges 0.50% Class B            $54.27               --                 --           --           4.27%
         Highest contract charges 1.70% Class B           $42.61               --                 --           --           3.02%
         All contract charges                                 --            7,497           $337,587         2.28%            --
  2004   Lowest contract charges 0.50% Class B            $52.05               --                 --           --           8.18%
         Highest contract charges 1.70% Class B           $41.36               --                 --           --           6.88%
         All contract charges                                 --            8,374           $365,310         2.49%            --
  2003   Lowest contract charges 0.50% Class B            $48.11               --                 --           --          18.54%
         Highest contract charges 1.70% Class B           $38.70               --                 --           --          17.10%
         All contract charges                                 --            9,104           $370,750         2.21%            --

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Moderate Allocation (Continued)
-----------------------------------
  2002   Lowest contract charges 0.50% Class B             $40.59              --                  --          --         (13.16)%
         Highest contract charges 1.70% Class B            $33.05              --                  --          --         (14.21)%
         All contract charges                                  --           9,708            $336,760        1.51%            --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (b)         $12.96              --                  --          --          13.93%
         Highest contract charges 1.70% Class B (b)        $13.82              --                  --          --          12.56%
         All contract charges                                  --           6,424            $ 81,056        3.45%            --
  2005   Lowest contract charges 0.50% Class B (b)         $11.37              --                  --          --           6.14%
         Highest contract charges 1.70% Class B (b)        $12.28              --                  --          --           4.86%
         All contract charges                                  --           2,669            $ 29,848        4.92%            --
  2004   Lowest contract charges 0.50% Class B (b)         $10.71              --                  --          --           7.46%
         Highest contract charges 1.70% Class B (b)        $11.71              --                  --          --           6.32%
         All contract charges                                  --           1,006            $ 10,701        4.04%            --

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                     $63.84             227            $ 14,485        0.05%          4.16%
  2005   1.15% Class A                                     $61.29             270            $ 16,518          --           7.23%
  2004   1.15% Class A                                     $57.16             320            $ 18,274          --          11.08%
  2003   1.15% Class A                                     $51.45             387            $ 19,896          --          36.30%
  2002   1.15% Class A                                     $37.75             453            $ 17,100        0.01%        (29.52)%

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B             $71.38              --                  --          --           4.59%
         Highest contract charges 1.70% Class B            $55.37              --                  --          --           3.33%
         All contract charges                                  --             534            $ 32,006        0.05%            --
  2005   Lowest contract charges 0.50% Class B             $68.25              --                  --          --           7.66%
         Highest contract charges 1.70% Class B            $53.59              --                  --          --           6.37%
         All contract charges                                  --             658            $ 38,064          --             --
  2004   Lowest contract charges 0.50% Class B             $63.39              --                  --          --          11.54%
         Highest contract charges 1.70% Class B            $50.38              --                  --          --          10.19%
         All contract charges                                  --             770            $ 41,681          --             --
  2003   Lowest contract charges 0.50% Class B             $56.83              --                  --          --          36.82%
         Highest contract charges 1.70% Class B            $45.72              --                  --          --          35.19%
         All contract charges                                  --             852            $ 41,680          --             --
  2002   Lowest contract charges 0.50% Class B             $41.54              --                  --          --         (29.22)%
         Highest contract charges 1.70% Class B            $33.82              --                  --          --         (30.09)%
         All contract charges                                  --             901            $ 32,521        0.01%            --

AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $12.01              --                  --          --           3.25%
         Highest contract charge 1.70% Class B (a)         $11.30              --                  --          --           2.01%
         All contract charges                                  --           3,476            $ 39,740        4.10%            --
  2005   Lowest contract charge 0.50% Class B (a)          $11.63              --                  --          --           1.24%
         Highest contract charge 1.70% Class B (a)         $11.08              --                  --          --           0.02%
         All contract charges                                  --           4,117            $ 46,047        3.45%            --
  2004   Lowest contract charge 0.50% Class B (a)          $11.49              --                  --          --           3.37%
         Highest contract charge 1.70% Class B (a)         $11.07              --                  --          --           2.12%
         All contract charges                                  --           4,655            $ 51,923        3.15%            --
  2003   Lowest contract charge 0.50% Class B (a)          $11.11              --                  --          --           3.26%
         Highest contract charge 1.70% Class B (a)         $10.84              --                  --          --           1.98%
         All contract charges                                  --           4,850            $ 52,844        3.33%            --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding    Net Assets     Investment       Total
                                                        Unit value         (000's)           (000's)    Income ratio**   Return***
                                                        -----------   -----------------    ----------   --------------   ---------
AXA Premier VIP Core Bond (Continued)
-------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)          $10.76              --                  --          --           5.39%
         Highest contract charge 1.70% Class B (a)         $10.63              --                  --          --           4.22%
         All contract charges                                  --           4,354            $ 46,418        5.86%            --

AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $12.61              --                  --          --           4.61%
         Highest contract charge 1.70% Class B (a)         $11.87              --                  --          --           3.35%
         All contract charges                                  --           1,212            $ 14,588        1.00%            --
  2005   Lowest contract charge 0.50% Class B (a)          $12.06              --                  --          --           6.43%
         Highest contract charge 1.70% Class B (a)         $11.49              --                  --          --           5.15%
         All contract charges                                  --           1,418            $ 16,462        2.49%            --
  2004   Lowest contract charge 0.50% Class B (a)          $11.33              --                  --          --          11.57%
         Highest contract charge 1.70% Class B (a)         $10.93              --                  --          --          10.22%
         All contract charges                                  --           1,500            $ 16,508        3.77%            --
  2003   Lowest contract charge 0.50% Class B (a)          $10.16              --                  --          --          27.48%
         Highest contract charge 1.70% Class B (a)         $ 9.91              --                  --          --          25.92%
         All contract charges                                  --           1,308            $ 13,030        1.19%            --
  2002   Lowest contract charge 0.50% Class B (a)          $ 7.97              --                  --          --         (19.41)%
         Highest contract charge 1.70% Class B (a)         $ 7.87              --                  --          --         (20.42)%
         All contract charges                                  --             908            $  7,164          --             --

AXA Premier VIP High Yield
--------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                     $34.71              93            $  3,231        6.41%          8.94%
  2005   1.15% Class A                                     $31.86             110            $  3,518        7.18%          2.13%
  2004   1.15% Class A                                     $31.20             132            $  4,123        6.32%          7.69%
  2003   1.15% Class A                                     $28.97             131            $  3,797        5.32%         21.47%
  2002   1.15% Class A                                     $23.85              93            $  2,218        8.92%         (3.84)%

AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B             $38.57              --                  --          --           9.38%
         Highest contract charges 1.70% Class B            $30.26              --                  --          --           8.07%
         All contract charges                                  --           2,673            $ 85,394        6.41%            --
  2005   Lowest contract charges 0.50% Class B             $35.26              --                  --          --           2.55%
         Highest contract charges 1.70% Class B            $28.00              --                  --          --           1.31%
         All contract charges                                  --           3,191            $ 94,122        7.18%            --
  2004   Lowest contract charges 0.50% Class B             $34.38              --                  --          --           8.13%
         Highest contract charges 1.70% Class B            $27.64              --                  --          --           6.82%
         All contract charges                                  --           3,675            $106,800        6.32%            --
  2003   Lowest contract charges 0.50% Class B             $31.80              --                  --          --          21.93%
         Highest contract charges 1.70% Class B            $25.87              --                  --          --          20.45%
         All contract charges                                  --           3,767            $102,272        5.32%            --
  2002   Lowest contract charges 0.50% Class B             $26.08              --                  --          --          (3.41)%
         Highest contract charges 1.70% Class B            $21.48              --                  --          --          (4.58)%
         All contract charges                                  --           3,455            $ 77,749        8.92%            --

AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)          $17.68              --                  --          --          24.69%
         Highest contract charge 1.70% Class B (a)         $16.64              --                  --          --          23.19%
         All contract charges                                  --           1,786            $ 30,134        2.11%            --
  2005   Lowest contract charge 0.50% Class B (a)          $14.18              --                  --          --          14.87%
         Highest contract charge 1.70% Class B (a)         $13.51              --                  --          --          13.48%
         All contract charges                                  --           1,608            $ 21,954        3.83%            --

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP International Equity (Continued)
------------------------------------------------
  2004   Lowest contract charge 0.50% Class B (a)       $12.35             --                --            --           17.32%
         Highest contract charge 1.70% Class B (a)      $11.90             --                --            --           15.90%
         All contract charges                               --          1,633           $19,579          2.14%             --
  2003   Lowest contract charge 0.50% Class B (a)       $10.52             --                --            --           33.72%
         Highest contract charge 1.70% Class B (a)      $10.27             --                --            --           32.02%
         All contract charges                               --          1,417           $14,629          0.72%             --
  2002   Lowest contract charge 0.50% Class B (a)       $ 7.87             --                --            --          (18.61)%
         Highest contract charge 1.70% Class B (a)      $ 7.78             --                --            --          (19.54)%
         All contract charges                               --            945           $ 7,369            --              --

AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $12.87             --                --            --           13.01%
         Highest contract charge 1.70% Class B (a)      $12.11             --                --            --           11.65%
         All contract charges                               --            721           $ 8,833          0.56%             --
  2005   Lowest contract charge 0.50% Class B (a)       $11.39             --                --            --            6.20%
         Highest contract charge 1.70% Class B (a)      $10.85             --                --            --            4.92%
         All contract charges                               --            854           $ 9,357          0.76%             --
  2004   Lowest contract charge 0.50% Class B (a)       $10.72             --                --            --            9.13%
         Highest contract charge 1.70% Class B (a)      $10.34             --                --            --            7.81%
         All contract charges                               --            973           $10,142          2.19%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 9.83             --                --            --           27.50%
         Highest contract charge 1.70% Class B (a)      $ 9.59             --                --            --           26.04%
         All contract charges                               --          1,019           $ 9,823          0.15%             --
  2002   Lowest contract charge 0.50% Class B (a)       $ 7.71             --                --            --          (22.59)%
         Highest contract charge 1.70% Class B (a)      $ 7.61             --                --            --          (23.59)%
         All contract charges                               --            810           $ 6,177          0.36%             --

AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $10.06             --                --            --          ( 0.39)%
         Highest contract charge 1.70% Class B (a)      $ 9.47             --                --            --          ( 1.59)%
         All contract charges                               --          1,480           $14,194            --              --
  2005   Lowest contract charge 0.50% Class B (a)       $10.10             --                --            --            6.95%
         Highest contract charge 1.70% Class B (a)      $ 9.62             --                --            --            5.67%
         All contract charges                               --          1,677           $16,297            --              --
  2004   Lowest contract charge 0.50% Class B (a)       $ 9.44             --                --            --            6.13%
         Highest contract charge 1.70% Class B (a)      $ 9.10             --                --            --            4.85%
         All contract charges                               --          1,855           $17,016            --              --
  2003   Lowest contract charge 0.50% Class B (a)       $ 8.90             --                --            --           30.12%
         Highest contract charge 1.70% Class B (a)      $ 8.68             --                --            --           28.40%
         All contract charges                               --          1,776           $15,491            --              --
  2002   Lowest contract charge 0.50% Class B (a)       $ 6.84             --                --            --          (30.13)%
         Highest contract charge 1.70% Class B (a)      $ 6.76             --                --            --          (30.88)%
         All contract charges                               --          1,317           $ 8,928            --              --

AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)       $14.99             --                --            --           18.73%
         Highest contract charge 1.70% Class B (a)      $14.10             --                --            --           17.30%
         All contract charges                               --          1,786           $25,531          2.61%             --
  2005   Lowest contract charge 0.50% Class B (a)       $12.62             --                --            --            6.56%
         Highest contract charge 1.70% Class B (a)      $12.02             --                --            --            5.28%
         All contract charges                               --          1,819           $22,104          2.85%             --
  2004   Lowest contract charge 0.50% Class B (a)       $11.84             --                --            --           13.85%
         Highest contract charge 1.70% Class B (a)      $11.42             --                --            --           12.48%
         All contract charges                               --          1,724           $19,852          6.21%             --

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP Large Cap Value (Continued)
-------------------------------------------
  2003   Lowest contract charge 0.50% Class B (a)        $10.40              --              --           --            30.33%
         Highest contract charge 1.70% Class B (a)       $10.15              --              --           --            28.81%
         All contract charges                                --           1,563         $15,952         2.07%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 7.98              --              --           --           (18.82)%
         Highest contract charge 1.70% Class B (a)       $ 7.88              --              --           --           (19.84)%
         All contract charges                                --           1,442         $11,400         0.69%              --

AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $11.41              --              --           --             9.07%
         Highest contract charge 1.70% Class B (a)       $10.74              --              --           --             7.76%
         All contract charges                                --           2,017         $21,934         0.51%              --
  2005   Lowest contract charge 0.50% Class B (a)        $10.46              --              --           --             7.84%
         Highest contract charge 1.70% Class B (a)       $ 9.96              --              --           --             6.55%
         All contract charges                                --           2,393         $24,089         1.55%              --
  2004   Lowest contract charge 0.50% Class B (a)        $ 9.70              --              --           --            11.17%
         Highest contract charge 1.70% Class B (a)       $ 9.35              --              --           --             9.83%
         All contract charges                                --           2,748         $25,891         1.55%              --
  2003   Lowest contract charge 0.50% Class B (a)        $ 8.72              --              --           --            39.52%
         Highest contract charge 1.70% Class B (a)       $ 8.52              --              --           --            37.86%
         All contract charges                                --           2,795         $23,920         1.76%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 6.25              --              --           --           (36.61)%
         Highest contract charge 1.70% Class B (a)       $ 6.18              --              --           --           (37.26)%
         All contract charges                                --           1,766         $10,935           --               --

AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $14.53              --              --           --            14.16%
         Highest contract charge 1.70% Class B (a)       $13.68              --              --           --            12.79%
         All contract charges                                --           1,931         $26,757         1.63%              --
  2005   Lowest contract charge 0.50% Class B (a)        $12.73              --              --           --             6.81%
         Highest contract charge 1.70% Class B (a)       $12.13              --              --           --             5.53%
         All contract charges                                --           2,164         $26,520         6.25%              --
  2004   Lowest contract charge 0.50% Class B (a)        $11.92              --              --           --            14.61%
         Highest contract charge 1.70% Class B (a)       $11.49              --              --           --            13.23%
         All contract charges                                --           2,950         $34,188         3.92%              --
  2003   Lowest contract charge 0.50% Class B (a)        $10.40              --              --           --            39.95%
         Highest contract charge 1.70% Class B (a)       $10.15              --              --           --            38.27%
         All contract charges                                --           2,491         $25,413         0.75%              --
  2002   Lowest contract charge 0.50% Class B (a)        $ 7.43              --              --           --           (23.64)%
         Highest contract charge 1.70% Class B (a)       $ 7.34              --              --           --           (24.49)%
         All contract charges                                --           1,819         $13,389           --               --

AXA Premier VIP Technology (c)
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charge 0.50% Class B (a)        $11.06              --              --           --             6.76%
         Highest contract charge 1.70% Class B (a)       $10.41              --              --           --             5.48%
         All contract charges                                --           3,420         $35,985           --               --
  2005   Lowest contract charge 0.50% Class B (a)        $10.36              --              --           --            10.71%
         Highest contract charge 1.70% Class B (a)       $ 9.87              --              --           --             9.38%
         All contract charges                                --           4,223         $42,059           --               --
  2004   Lowest contract charge 0.50% Class B (a)        $ 9.36              --              --           --             4.46%
         Highest contract charge 1.70% Class B (a)       $ 9.02              --              --           --             3.20%
         All contract charges                                --           5,125         $46,563         1.09%              --
  2003   Lowest contract charge 0.50% Class B (a)        $ 8.96              --              --           --            56.92%
         Highest contract charge 1.70% Class B (a)       $ 8.74              --              --           --            54.96%
         All contract charges                                --           1,064         $ 9,352         4.93%              --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                   Units Outstanding   Net Assets     Investment        Total
                                                      Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ----------   -----------------   ----------   --------------    ---------
AXA Premier VIP Technology (c) (Continued)
------------------------------------------
  2002   Lowest contract charge 0.50% Class B (a)       $  5.71             --               --          --           (44.02)%
         Highest contract charge 1.70% Class B (a)      $  5.64             --               --          --           (44.65)%
         All contract charges                                --            344         $  1,941          --               --

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $291.81            266         $ 77,493        1.14%            9.69%
  2005   1.15% Class A                                  $266.03            322         $ 85,655        0.81%            3.36%
  2004   1.15% Class A                                  $257.37            407         $104,744        0.97%           13.09%
  2003   1.15% Class A                                  $227.59            498         $113,310        1.34%           48.21%
  2002   1.15% Class A                                  $153.56            560         $ 85,993        0.05%          (33.94)%

EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B          $348.26              --               --          --            10.14%
         Highest contract charges 1.70% Class B         $239.38              --               --          --             8.81%
         All contract charges                                --           1,643         $436,497        1.14%              --
  2005   Lowest contract charges 0.50% Class B          $316.20              --               --          --             3.78%
         Highest contract charges 1.70% Class B         $219.99              --               --          --             2.53%
         All contract charges                                --           2,036         $495,374        0.81%              --
  2004   Lowest contract charges 0.50% Class B          $304.68              --               --          --            13.55%
         Highest contract charges 1.70% Class B         $214.55              --               --          --            12.18%
         All contract charges                                --           2,356         $558,043        0.97%              --
  2003   Lowest contract charges 0.50% Class B          $268.33              --               --          --            48.81%
         Highest contract charges 1.70% Class B         $191.26              --               --          --            47.02%
         All contract charges                                --           2,585         $543,840        1.34%              --
  2002   Lowest contract charges 0.50% Class B          $180.32              --               --          --           (33.67)%
         Highest contract charges 1.70% Class B         $130.09              --               --          --           (34.48)%
         All contract charges                                --           2,775         $395,966        0.05%              --

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $ 36.23           1,157         $ 41,913        1.32%           17.48%
  2005   1.15% Class A                                  $ 30.84           1,397         $ 43,091        0.98%            4.55%
  2004   1.15% Class A                                  $ 29.50           1,692         $ 49,898        1.40%           11.38%
  2003   1.15% Class A                                  $ 26.48           2,039         $ 54,010        1.08%           29.23%
  2002   1.15% Class A                                  $ 20.49           2,361         $ 48,377        1.16%          (21.98)%

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B          $ 38.57              --               --          --            17.95%
         Highest contract charges 1.70% Class B         $ 32.85              --               --          --            16.54%
         All contract charges                                --          10,293         $350,725        1.32%              --
  2005   Lowest contract charges 0.50% Class B          $ 32.70              --               --          --             4.98%
         Highest contract charges 1.70% Class B         $ 28.19              --               --          --             3.71%
         All contract charges                                --          12,570         $366,624        0.98%              --
  2004   Lowest contract charges 0.50% Class B          $ 31.15              --               --          --            11.83%
         Highest contract charges 1.70% Class B         $ 27.18              --               --          --            10.48%
         All contract charges                                --          14,430         $404,887        1.40%              --
  2003   Lowest contract charges 0.50% Class B          $ 27.85              --               --          --            29.80%
         Highest contract charges 1.70% Class B         $ 24.60              --               --          --            28.18%
         All contract charges                                --          16,140         $408,824        1.08%              --
  2002   Lowest contract charges 0.50% Class B          $ 21.46              --               --          --           (21.68)%
         Highest contract charges 1.70% Class B         $ 19.19              --               --          --           (22.60)%
         All contract charges                                --          17,883         $352,335        1.16%              --

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $20.04               238         $  4,764         3.64%          2.20%
  2005   1.15% Class A                                    $19.61               293         $  5,747         3.15%          0.33%
  2004   1.15% Class A                                    $19.55               354         $  6,917         2.74%          1.02%
  2003   1.15% Class A                                    $19.35               460         $  8,893         3.24%          1.20%
  2002   1.15% Class A                                    $19.12             1,043         $ 19,942         5.01%          7.66%

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $21.69                --               --           --           2.61%
         Highest contract charges 1.70% Class B           $17.92                --               --           --           1.37%
         All contract charges                                 --             5,697         $105,656         3.64%            --
  2005   Lowest contract charges 0.50% Class B            $21.14                --               --           --           0.73%
         Highest contract charges 1.70% Class B           $17.67                --               --           --          (0.48)%
         All contract charges                                 --             7,156         $130,692         3.15%            --
  2004   Lowest contract charges 0.50% Class B            $20.98                --               --           --           1.43%
         Highest contract charges 1.70% Class B           $17.76                --               --           --           0.21%
         All contract charges                                 --             8,965         $164,292         2.74%            --
  2003   Lowest contract charges 0.50% Class B            $20.69                --               --           --           1.61%
         Highest contract charges 1.70% Class B           $17.72                --               --           --           0.41%
         All contract charges                                 --            11,443         $208,796         3.24%            --
  2002   Lowest contract charges 0.50% Class B            $20.36                --               --           --           8.06%
         Highest contract charges 1.70% Class B           $17.65                --               --           --           6.71%
         All contract charges                                 --            15,412         $279,403         5.01%            --

EQ/AllianceBernstein International
----------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $19.35             1,130         $ 21,873         1.39%         22.40%
  2005   1.15% Class A                                    $15.81             1,271         $ 20,101         1.49%         14.25%
  2004   1.15% Class A                                    $13.84             1,509         $ 20,882         1.85%         17.11%
  2003   1.15% Class A                                    $11.82             1,843         $ 21,775         1.80%         33.86%
  2002   1.15% Class A                                    $ 8.83             1,978         $ 17,465           --         (10.90)%

EQ/AllianceBernstein International
----------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $20.38                --               --           --          22.90%
         Highest contract charges 1.70% Class B           $17.67                --               --           --          21.43%
         All contract charges                                 --             9,246         $168,521         1.39%            --
  2005   Lowest contract charges 0.50% Class B            $16.58                --               --           --          14.72%
         Highest contract charges 1.70% Class B           $14.55                --               --           --          13.34%
         All contract charges                                 --            10,144         $151,869         1.49%            --
  2004   Lowest contract charges 0.50% Class B            $14.45                --               --           --          17.58%
         Highest contract charges 1.70% Class B           $12.84                --               --           --          16.17%
         All contract charges                                 --            10,920         $143,903         1.85%            --
  2003   Lowest contract charges 0.50% Class B            $12.29                --               --           --          34.47%
         Highest contract charges 1.70% Class B           $11.05                --               --           --          32.81%
         All contract charges                                 --            11,827         $133,838         1.80%            --
  2002   Lowest contract charges 0.50% Class B            $ 9.14                --               --           --         (10.57)%
         Highest contract charges 1.70% Class B           $ 8.32                --               --           --         (11.59)%
         All contract charges                                 --            11,380         $ 96,673           --             --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 7.47                --               --           --          (1.04)%
         Highest contract charges 1.70% Class B           $ 6.80                --               --           --          (2.23)%
         All contract charges                                 --            11,619         $ 80,589           --             --

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Large Cap Growth (Continued)
-------------------------------------------------
  2005   Lowest contract charges 0.50% Class B            $ 7.55                --               --           --           14.36%
         Highest contract charges 1.70% Class B           $ 6.96                --               --           --           12.98%
         All contract charges                                 --            14,003         $ 99,105           --              --
  2004   Lowest contract charges 0.50% Class B            $ 6.60                --               --           --            7.84%
         Highest contract charges 1.70% Class B           $ 6.16                --               --           --            6.54%
         All contract charges                                 --            16,193         $101,176           --              --
  2003   Lowest contract charges 0.50% Class B            $ 6.12                --               --           --           22.65%
         Highest contract charges 1.70% Class B           $ 5.78                --               --           --           21.19%
         All contract charges                                 --            19,266         $112,705           --              --
  2002   Lowest contract charges 0.50% Class B            $ 4.99                --               --           --          (31.55)%
         Highest contract charges 1.70% Class B           $ 4.77                --               --           --          (32.35)%
         All contract charges                                 --            21,871         $105,934           --              --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $18.35                --               --           --            3.30%
         Highest contract charges 1.70% Class B (a)       $15.63                --               --           --            2.06%
         All contract charges                                 --             1,222         $ 19,815         3.51%             --
  2005   Lowest contract charges 0.50% Class B (a)        $17.77                --               --           --            1.49%
         Highest contract charges 1.70% Class B (a)       $15.31                --               --           --            0.27%
         All contract charges                                 --             1,582         $ 25,077         3.87%             --
  2004   Lowest contract charges 0.50% Class B (a)        $17.51                --               --           --            3.23%
         Highest contract charges 1.70% Class B (a)       $15.27                --               --           --            1.98%
         All contract charges                                 --             1,526         $ 24,056         3.79%             --
  2003   Lowest contract charges 0.50% Class B (a)        $16.96                --               --           --            3.03%
         Highest contract charges 1.70% Class B (a)       $14.97                --               --           --            1.77%
         All contract charges                                 --             1,523         $ 23,461         2.65%             --
  2002   Lowest contract charges 0.50% Class B (a)        $16.46                --               --           --            5.92%
         Highest contract charges 1.70% Class B (a)       $14.71                --               --           --            4.70%
         All contract charges                                 --             1,469         $ 22,156         7.12%             --

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 1.15%*
  2006   1.15% Class A                                    $18.96               304         $  5,774           --            8.01%
  2005   1.15% Class A                                    $17.56               365         $  6,412           --           10.50%
  2004   1.15% Class A                                    $15.89               358         $  5,682           --           12.96%
  2003   1.15% Class A                                    $14.06               402         $  5,658           --           39.62%
  2002   1.15% Class A                                    $10.07               428         $  4,310           --          (30.88)%

EQ/AllianceBernstein Small Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $19.74                --               --           --            8.46%
         Highest contract charges 1.70% Class B           $17.56                --               --           --            7.15%
         All contract charges                                 --             5,379         $ 96,886           --              --
  2005   Lowest contract charges 0.50% Class B            $18.20                --               --           --           10.95%
         Highest contract charges 1.70% Class B           $16.39                --               --           --            9.62%
         All contract charges                                 --             6,419         $107,631           --              --
  2004   Lowest contract charges 0.50% Class B            $16.41                --               --           --           13.41%
         Highest contract charges 1.70% Class B           $14.95                --               --           --           12.05%
         All contract charges                                 --             7,402         $112,923           --              --
  2003   Lowest contract charges 0.50% Class B            $14.47                --               --           --           40.21%
         Highest contract charges 1.70% Class B           $13.34                --               --           --           38.54%
         All contract charges                                 --             8,248         $112,020           --              --
  2002   Lowest contract charges 0.50% Class B            $10.32                --               --           --          (30.55)%
         Highest contract charges 1.70% Class B           $ 9.63                --               --           --          (31.42)%
         All contract charges                                 --             8,515         $ 83,261           --              --

                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $19.39                --               --           --           20.78%
         Highest contract charges 1.70% Class B           $17.38                --               --           --           19.33%
         All contract charges                                 --             9,170         $163,663         1.52%             --
  2005   Lowest contract charges 0.50% Class B            $16.05                --               --           --            4.91%
         Highest contract charges 1.70% Class B           $14.57                --               --           --            3.65%
         All contract charges                                 --            10,260         $153,051         1.10%             --
  2004   Lowest contract charges 0.50% Class B            $15.30                --               --           --           12.88%
         Highest contract charges 1.70% Class B           $14.06                --               --           --           11.52%
         All contract charges                                 --            11,146         $159,958         1.32%             --
  2003   Lowest contract charges 0.50% Class B            $13.56                --               --           --           28.17%
         Highest contract charges 1.70% Class B           $12.60                --               --           --           26.51%
         All contract charges                                 --            11,483         $147,389         1.34%             --
  2002   Lowest contract charges 0.50% Class B            $10.58                --               --           --          (14.05)%
         Highest contract charges 1.70% Class B           $ 9.96                --               --           --          (15.09)%
         All contract charges                                 --            11,295         $114,230         1.40%             --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (f)        $11.48                --               --           --           10.61%
         Highest contract charges 1.70% Class B (f)       $11.31                --               --           --            9.28%
         All contract charges                                 --                70         $    802         1.12%             --
  2005   Lowest contract charges 0.50% Class B (f)        $10.38                --               --           --            3.83%
         Highest contract charges 1.70% Class B (f)       $10.35                --               --           --            3.54%
         All contract charges                                 --                23         $    244         0.74%             --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 7.26                --               --           --           15.39%
         Highest contract charges 1.70% Class B (d)       $ 6.59                --               --           --           14.00%
         All contract charges                                 --             2,310         $ 15,572         2.28%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 6.30                --               --           --            5.62%
         Highest contract charges 1.70% Class B (d)       $ 5.78                --               --           --            4.35%
         All contract charges                                 --             2,154         $ 12,697         2.09%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 5.96                --               --           --            9.05%
         Highest contract charges 1.70% Class B (d)       $ 5.54                --               --           --            8.80%
         All contract charges                                 --               266         $  1,503         3.48%             --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 9.63                --               --           --            4.70%
         Highest contract charges 1.70% Class B           $ 8.81                --               --           --            3.45%
         All contract charges                                 --               116         $  1,043           --              --
  2005   Lowest contract charges 0.50% Class B            $ 9.20                --               --           --            8.20%
         Highest contract charges 1.70% Class B           $ 8.51                --               --           --            6.90%
         All contract charges                                 --               130         $  1,125           --              --
  2004   Lowest contract charges 0.50% Class B            $ 8.50                --               --           --            3.07%
         Highest contract charges 1.70% Class B           $ 7.96                --               --           --            1.83%
         All contract charges                                 --               116         $    939           --              --
  2003   Lowest contract charges 0.50% Class B            $ 8.25                --               --           --           27.31%
         Highest contract charges 1.70% Class B           $ 7.82                --               --           --           25.72%
         All contract charges                                 --               113         $    897           --              --
  2002   Lowest contract charges 0.50% Class B            $ 6.48                --               --           --          (26.78)%
         Highest contract charges 1.70% Class B           $ 6.22                --               --           --          (27.68)%
         All contract charges                                 --               105         $    655           --              --


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $14.25               --               --            --            6.87%
         Highest contract charges 1.70% Class B (a)       $12.67               --               --            --            5.58%
         All contract charges                                 --              333          $ 4,309          0.22%             --
  2005   Lowest contract charges 0.50% Class B (a)        $13.33               --               --            --            4.58%
         Highest contract charges 1.70% Class B (a)       $12.00               --               --            --            3.33%
         All contract charges                                 --              179          $ 2,194          0.21%             --
  2004   Lowest contract charges 0.50% Class B (a)        $12.75               --               --            --            5.01%
         Highest contract charges 1.70% Class B (a)       $11.62               --               --            --            3.74%
         All contract charges                                 --               89          $ 1,059          0.48%             --
  2003   Lowest contract charges 0.50% Class B (a)        $12.14               --               --            --           23.38%
         Highest contract charges 1.70% Class B (a)       $11.20               --               --            --           21.87%
         All contract charges                                 --              117          $ 1,335          0.16%             --
  2002   Lowest contract charges 0.50% Class B (a)        $ 9.84               --               --            --          (25.85)%
         Highest contract charges 1.70% Class B (a)       $ 9.19               --               --            --          (26.66)%
         All contract charges                                 --               52          $   489          0.28%             --

EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $15.51               --               --            --           18.65%
         Highest contract charges 1.70% Class B (a)       $14.13               --               --            --           17.22%
         All contract charges                                 --            1,648          $24,157          1.29%             --
  2005   Lowest contract charges 0.50% Class B (a)        $13.07               --               --            --           16.54%
         Highest contract charges 1.70% Class B (a)       $12.06               --               --            --           15.14%
         All contract charges                                 --            1,659          $20,675          1.63%             --
  2004   Lowest contract charges 0.50% Class B (a)        $11.22               --               --            --           13.04%
         Highest contract charges 1.70% Class B (a)       $10.47               --               --            --           11.68%
         All contract charges                                 --            1,331          $14,271          1.70%             --
  2003   Lowest contract charges 0.50% Class B (a)        $ 9.92               --               --            --           31.91%
         Highest contract charges 1.70% Class B (a)       $ 9.38               --               --            --           30.46%
         All contract charges                                 --              807          $ 7,656          1.58%             --
  2002   Lowest contract charges 0.50% Class B (a)        $ 7.52               --               --            --          (14.55)%
         Highest contract charges 1.70% Class B (a)       $ 7.19               --               --            --          (15.61)%
         All contract charges                                 --              348          $ 2,524          2.20%             --

EQ/Capital Guardian Research                                                                                                       -
----------------------------                                                                                                       -
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $13.96               --               --            --           11.50%
         Highest contract charges 1.70% Class B           $12.72               --               --            --           10.16%
         All contract charges                                 --            4,909          $63,987          0.53%             --
  2005   Lowest contract charges 0.50% Class B            $12.52               --               --            --            5.53%
         Highest contract charges 1.70% Class B           $11.55               --               --            --            4.26%
         All contract charges                                 --            5,839          $68,872          0.53%             --
  2004   Lowest contract charges 0.50% Class B            $11.87               --               --            --           10.35%
         Highest contract charges 1.70% Class B           $11.08               --               --            --            9.02%
         All contract charges                                 --            6,765          $76,328          0.61%             --
  2003   Lowest contract charges 0.50% Class B            $10.76               --               --            --           30.90%
         Highest contract charges 1.70% Class B           $10.16               --               --            --           29.26%
         All contract charges                                 --            7,243          $74,735          0.42%             --
  2002   Lowest contract charges 0.50% Class B            $ 8.22               --               --            --          (25.07)%
         Highest contract charges 1.70% Class B           $ 7.86               --               --            --          (25.99)%
         All contract charges                                 --            7,687          $61,160          0.50%             --

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                 Years Ended December 31,
                                                        ---------------------------------------------------------------------------
                                                                      Units Outstanding   Net Assets     Investment        Total
                                                         Unit value        (000's)          (000's)    Income ratio**    Return***
                                                         ----------   -----------------   ----------   --------------    ---------
EQ/Capital Guardian U.S. Equity
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $13.44               --                --            --           9.41%
         Highest contract charges 1.70% Class B           $12.24               --                --            --           8.09%
         All contract charges                                 --            3,124          $ 39,055          1.17%            --
  2005   Lowest contract charges 0.50% Class B            $12.28               --                --            --           5.43%
         Highest contract charges 1.70% Class B           $11.33               --                --            --           4.17%
         All contract charges                                 --            3,715          $ 42,838          0.52%            --
  2004   Lowest contract charges 0.50% Class B            $11.65               --                --            --           8.78%
         Highest contract charges 1.70% Class B           $10.87               --                --            --           7.47%
         All contract charges                                 --            4,000          $ 44,150          0.48%            --
  2003   Lowest contract charges 0.50% Class B            $10.71               --                --            --          35.73%
         Highest contract charges 1.70% Class B           $10.12               --                --            --          34.02%
         All contract charges                                 --            3,767          $ 38,585          0.32%            --
  2002   Lowest contract charges 0.50% Class B            $ 7.89               --                --            --         (24.06)%
         Highest contract charges 1.70% Class B           $ 7.55               --                --            --         (24.96)%
         All contract charges                                 --            2,882          $ 21,951          0.51%            --

EQ/Caywood-Scholl High Yield Bond
---------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $11.23               --                --            --           7.42%
         Highest contract charges 1.70% Class B (e)       $11.01               --                --            --           6.13%
         All contract charges                                 --              507          $  5,609          7.68%            --
  2005   Lowest contract charges 0.50% Class B (e)        $10.46               --                --            --           4.56%
         Highest contract charges 1.70% Class B (e)       $10.37               --                --            --           3.72%
         All contract charges                                 --              174          $  1,807         13.63%            --

EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.70%*                                            --                --            --           8.76%
  2006   Lowest contract charges 0.50% Class B (g)        $10.88               --                --            --           8.36%
         Highest contract charges 1.70% Class B (g)       $10.84              136          $  1,478          0.85%            --
         All contract charges                                 --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $33.46               --                --            --          14.52%
         Highest contract charges 1.70% Class B           $28.64               --                --            --          13.14%
         All contract charges                                 --            4,697          $139,661          1.46%            --
  2005   Lowest contract charges 0.50% Class B            $29.22               --                --            --           3.88%
         Highest contract charges 1.70% Class B           $25.31               --                --            --           2.63%
         All contract charges                                 --            5,668          $148,550          1.26%            --
  2004   Lowest contract charges 0.50% Class B            $28.13               --                --            --           9.68%
         Highest contract charges 1.70% Class B           $24.66               --                --            --           8.36%
         All contract charges                                 --            6,511          $165,823          1.38%            --
  2003   Lowest contract charges 0.50% Class B            $25.65               --                --            --          27.21%
         Highest contract charges 1.70% Class B           $22.76               --                --            --          25.68%
         All contract charges                                 --            7,083          $166,206          1.27%            --
  2002   Lowest contract charges 0.50% Class B            $20.16               --                --            --         (22.79)%
         Highest contract charges 1.70% Class B           $18.11               --                --            --         (23.72)%
         All contract charges                                 --            7,353          $136,951          0.91%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (f)        $10.05               --                --            --           2.90%
         Highest contract charges 1.70% Class B (f)       $ 9.90               --                --            --           1.66%
         All contract charges                                 --              306          $  3,044          0.41%            --
  2005   Lowest contract charges 0.50% Class B (f)        $ 9.77               --                --            --          (2.31)%
         Highest contract charges 1.70% Class B (f)       $ 9.74               --                --            --          (2.59)%
         All contract charges                                 --               22               212            --             --

                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                            Years Ended December 31,
                                                   -------------------------------------------------------------------------
                                                                Units Outstanding   Net Assets     Investment        Total
                                                   Unit value        (000's)          (000's)    Income ratio**    Return***
                                                   ----------   -----------------   ----------   --------------    ---------
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $ 9.55            --                 --           --            5.34%
         Highest contract charges 1.70% Class B       $ 8.67            --                 --           --            4.07%
         All contract charges                             --         1,004           $  8,883         2.03%             --
  2005   Lowest contract charges 0.50% Class B        $ 9.07            --                 --           --            3.44%
         Highest contract charges 1.70% Class B       $ 8.33            --                 --           --            2.20%
         All contract charges                             --         1,194           $ 10,128         0.04%             --
  2004   Lowest contract charges 0.50% Class B        $ 8.77            --                 --           --            6.51%
         Highest contract charges 1.70% Class B       $ 8.15            --                 --           --            5.22%
         All contract charges                             --         1,548           $ 12,815         0.31%             --
  2003   Lowest contract charges 0.50% Class B        $ 8.23            --                 --           --           37.40%
         Highest contract charges 1.70% Class B       $ 7.75            --                 --           --           35.94%
         All contract charges                             --         1,184           $  9,300           --              --
  2002   Lowest contract charges 0.50% Class B        $ 5.99            --                 --           --          (24.37)%
         Highest contract charges 1.70% Class B       $ 5.70            --                 --           --          (25.40)%
         All contract charges                             --           834           $  4,799           --              --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $13.58            --                 --           --           10.97%
         Highest contract charges 1.70% Class B       $12.57            --                 --           --            9.63%
         All contract charges                             --         5,941           $ 76,031         3.07%             --
  2005   Lowest contract charges 0.50% Class B        $12.23            --                 --           --            5.84%
         Highest contract charges 1.70% Class B       $11.47            --                 --           --            4.56%
         All contract charges                             --         7,030           $ 81,842         7.23%             --
  2004   Lowest contract charges 0.50% Class B        $11.56            --                 --           --           15.45%
         Highest contract charges 1.70% Class B       $10.97            --                 --           --           14.06%
         All contract charges                             --         7,409           $ 82,301         2.25%             --
  2003   Lowest contract charges 0.50% Class B        $10.01            --                 --           --           42.80%
         Highest contract charges 1.70% Class B       $ 9.62            --                 --           --           41.26%
         All contract charges                             --         7,550           $ 73,326           --              --
  2002   Lowest contract charges 0.50% Class B        $ 7.01            --                 --           --          (18.87)%
         Highest contract charges 1.70% Class B       $ 6.81            --                 --           --          (19.89)%
         All contract charges                             --         6,335           $ 43,450         0.02%             --

EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B        $19.07            --                 --           --           11.92%
         Highest contract charges 1.70% Class B       $16.96            --                 --           --           10.58%
         All contract charges                             --         8,495           $148,186         0.29%             --
  2005   Lowest contract charges 0.50% Class B        $17.04            --                 --           --           10.77%
         Highest contract charges 1.70% Class B       $15.34            --                 --           --            9.44%
         All contract charges                             --        10,049            158,052         4.50%             --
  2004   Lowest contract charges 0.50% Class B        $15.38            --                 --           --           17.26%
         Highest contract charges 1.70% Class B       $14.02            --                 --           --           15.84%
         All contract charges                             --        11,078           $158,871         2.52%             --
  2003   Lowest contract charges 0.50% Class B        $13.12            --                 --           --           32.65%
         Highest contract charges 1.70% Class B       $12.10            --                 --           --           30.94%
         All contract charges                             --        12,192           $150,515         0.37%             --
  2002   Lowest contract charges 0.50% Class B        $ 9.89            --                 --           --          (15.18)%
         Highest contract charges 1.70% Class B       $ 9.24            --                 --           --          (16.15)%
         All contract charges                             --        12,999           $122,134         0.57%             --

                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)        $10.46            --                 --           --           4.56%
         Highest contract charges 1.70% Class B (g)       $10.42            --                 --           --           4.17%
         All contract charges                                 --           619            $ 6,457         2.46%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.70%*                           --
  2006   Lowest contract charges 0.50% Class B (g)        $10.85            --                 --           --           8.50%
         Highest contract charges 1.70% Class B (g)       $10.81            --                 --           --           8.10%
         All contract charges                                 --            34            $   364         0.62%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $11.79            --                 --           --          11.65%
         Highest contract charges 1.70% Class B (f)       $11.56            --                 --           --          10.30%
         All contract charges                                 --           780            $ 9,122         5.06%            --
  2005   Lowest contract charges 0.50% Class B (f)        $10.56            --                 --           --           5.64%
         Highest contract charges 1.70% Class B (f)       $10.48            --                 --           --           4.79%
         All contract charges                                 --           538            $ 5,667         4.29%            --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $32.21            --                 --           --          18.24%
         Highest contract charges 1.70% Class B (d)       $25.76            --                 --           --          16.82%
         All contract charges                                 --           536            $14,549         1.45%            --
  2005   Lowest contract charges 0.50% Class B (d)        $27.24            --                 --           --           3.80%
         Highest contract charges 1.70% Class B (d)       $22.05            --                 --           --           2.55%
         All contract charges                                 --           474             10,971         0.90%            --
  2004   Lowest contract charges 0.50% Class B (d)        $26.24            --                 --           --          13.51%
         Highest contract charges 1.70% Class B (d)       $21.50            --                 --           --          13.26%
         All contract charges                                 --           102            $ 2,292         0.44%            --

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $14.46            --                 --           --          25.01%
         Highest contract charges 1.70% Class B (f)       $14.17            --                 --           --          23.51%
         All contract charges                                 --           186            $ 2,650         1.17%            --
  2005   Lowest contract charges 0.50% Class B (f)        $11.56            --                 --           --          15.64%
         Highest contract charges 1.70% Class B (f)       $11.47            --                 --           --          14.72%
         All contract charges                                 --            54            $   615         2.36%            --

EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $ 6.72            --                 --           --           0.68%
         Highest contract charges 1.70% Class B           $ 6.22            --                 --           --          (0.53)%
         All contract charges                                 --         2,946            $18,558           --             --
  2005   Lowest contract charges 0.50% Class B            $ 6.67            --                 --           --           6.75%
         Highest contract charges 1.70% Class B           $ 6.26            --                 --           --           5.47%
         All contract charges                                 --         3,465            $21,903           --             --
  2004   Lowest contract charges 0.50% Class B            $ 6.25            --                 --           --          11.59%
         Highest contract charges 1.70% Class B           $ 5.93            --                 --           --          10.24%
         All contract charges                                 --         3,682            $22,024         0.24%            --
  2003   Lowest contract charges 0.50% Class B            $ 5.60            --                 --           --          25.28%
         Highest contract charges 1.70% Class B           $ 5.38            --                 --           --          23.70%
         All contract charges                                 --         4,238            $22,937           --             --
  2002   Lowest contract charges 0.50% Class B            $ 4.47            --                 --           --         (30.70)%
         Highest contract charges 1.70% Class B           $ 4.35            --                 --           --         (31.50)%
         All contract charges                                 --         4,684            $20,463           --             --

                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $15.48            --                 --           --            3.54%
         Highest contract charges 1.70% Class B (a)       $13.88            --                 --           --            2.30%
         All contract charges                                 --         4,203            $59,758         4.27%             --
  2005   Lowest contract charges 0.50% Class B (a)        $14.95            --                 --           --            1.71%
         Highest contract charges 1.70% Class B (a)       $13.57            --                 --           --            0.48%
         All contract charges                                 --         4,274            $59,245         3.61%             --
  2004   Lowest contract charges 0.50% Class B (a)        $14.70            --                 --           --            3.58%
         Highest contract charges 1.70% Class B (a)       $13.50            --                 --           --            2.33%
         All contract charges                                 --         3,575            $49,206         4.03%             --
  2003   Lowest contract charges 0.50% Class B (a)        $14.19            --                 --           --            2.84%
         Highest contract charges 1.70% Class B (a)       $13.20            --                 --           --            1.62%
         All contract charges                                 --         3,606            $48,363         3.08%             --
  2002   Lowest contract charges 0.50% Class B (a)        $13.80            --                 --           --            7.56%
         Highest contract charges 1.70% Class B (a)       $12.99            --                 --           --            6.30%
         All contract charges                                 --         3,470            $45,666         9.56%             --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $17.46            --                 --           --           19.78%
         Highest contract charges 1.70% Class B           $15.53            --                 --           --           18.34%
         All contract charges                                 --         2,331            $37,428         4.25%             --
  2005   Lowest contract charges 0.50% Class B            $14.58            --                 --           --            3.41%
         Highest contract charges 1.70% Class B           $13.12            --                 --           --            2.16%
         All contract charges                                 --         2,671            $36,117         1.45%             --
  2004   Lowest contract charges 0.50% Class B            $14.10            --                 --           --           10.33%
         Highest contract charges 1.70% Class B           $12.84            --                 --           --            9.00%
         All contract charges                                 --         3,179            $41,949         1.24%             --
  2003   Lowest contract charges 0.50% Class B            $12.78            --                 --           --           26.16%
         Highest contract charges 1.70% Class B           $11.78            --                 --           --           24.66%
         All contract charges                                 --         3,611            $43,576         1.33%             --
  2002   Lowest contract charges 0.50% Class B            $10.13            --                 --           --          (19.41)%
         Highest contract charges 1.70% Class B           $ 9.45            --                 --           --          (20.46)%
         All contract charges                                 --         3,936            $37,988         1.31%             --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (f)        $11.33            --                 --           --            6.30%
         Highest contract charges 1.70% Class B (f)       $11.17            --                 --           --            5.02%
         All contract charges                                 --           320            $ 3,608         0.05%             --
  2005   Lowest contract charges 0.50% Class B (f)        $10.66            --                 --           --            6.62%
         Highest contract charges 1.70% Class B (f)       $10.63            --                 --           --            6.31%
         All contract charges                                 --            61            $   650         0.15%             --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $10.19             --                 --           --            1.31%
         Highest contract charges 1.70% Class B (e)       $ 9.98             --                 --           --            0.10%
         All contract charges                                 --            378            $ 3,792         3.95%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.06             --                 --           --            0.56%
         Highest contract charges 1.70% Class B (e)       $ 9.98             --                 --           --           (0.25)%
         All contract charges                                 --            326            $ 3,255         4.20%             --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.43             --                 --           --           16.63%
         Highest contract charges 1.70% Class B (e)       $12.18             --                 --           --           15.22%
         All contract charges                                 --            382            $ 4,671         1.57%             --

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Lord Abbett Growth and Income (Continued)
--------------------------------------------
  2005   Lowest contract charges 0.50% Class B (e)        $10.66             --                 --          --            6.59%
         Highest contract charges 1.70% Class B (e)       $10.57             --                 --          --            5.73%
         All contract charges                                 --             73           $    774        1.34%             --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $11.91             --                 --          --           12.13%
         Highest contract charges 1.70% Class B (e)       $11.67             --                 --          --           10.78%
         All contract charges                                 --            111           $  1,303        1.28%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.62             --                 --          --            6.21%
         Highest contract charges 1.70% Class B (e)       $10.54             --                 --          --            5.40%
         All contract charges                                 --             58           $    615        0.89%             --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.54             --                 --          --           11.87%
         Highest contract charges 1.70% Class B (e)       $12.29             --                 --          --           10.52%
         All contract charges                                 --            592           $  7,315        1.10%             --
  2005   Lowest contract charges 0.50% Class B (e)        $11.21             --                 --          --           12.11%
         Highest contract charges 1.70% Class B (e)       $11.12             --                 --          --           11.22%
         All contract charges                                 --            682           $  7,598        1.53%             --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $17.20             --                 --          --            8.78%
         Highest contract charges 1.70% Class B           $16.13             --                 --          --            7.47%
         All contract charges                                 --          4,481           $ 73,378        0.72%             --
  2005   Lowest contract charges 0.50% Class B            $15.82             --                 --          --           10.15%
         Highest contract charges 1.70% Class B           $15.01             --                 --          --            8.83%
         All contract charges                                 --          4,494           $ 68,290          --              --
  2004   Lowest contract charges 0.50% Class B            $14.36             --                 --          --            9.96%
         Highest contract charges 1.70% Class B           $13.79             --                 --          --            8.63%
         All contract charges                                 --          4,111           $ 57,243          --              --
  2003   Lowest contract charges 0.50% Class B            $13.06             --                 --          --           30.45%
         Highest contract charges 1.70% Class B           $12.69             --                 --          --           28.83%
         All contract charges                                 --          4,335           $ 55,413          --              --
  2002   Lowest contract charges 0.50% Class B            $10.01             --                 --          --          (11.96)%
         Highest contract charges 1.70% Class B           $ 9.85             --                 --          --          (13.06)%
         All contract charges                                 --          2,259           $ 22,327        0.07%             --

EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $26.27             --                 --          --           20.31%
         Highest contract charges 1.70% Class B           $23.37             --                 --          --           18.86%
         All contract charges                                 --          6,279           $150,983        2.67%             --
  2005   Lowest contract charges 0.50% Class B            $21.84             --                 --          --            2.44%
         Highest contract charges 1.70% Class B           $19.66             --                 --          --            1.20%
         All contract charges                                 --          7,616           $153,657        1.30%             --
  2004   Lowest contract charges 0.50% Class B            $21.32             --                 --          --           10.02%
         Highest contract charges 1.70% Class B           $19.43             --                 --          --            8.69%
         All contract charges                                 --          9,215           $183,445        2.05%             --
  2003   Lowest contract charges 0.50% Class B            $19.38             --                 --          --           30.58%
         Highest contract charges 1.70% Class B           $17.87             --                 --          --           28.95%
         All contract charges                                 --          9,649           $176,210        0.52%             --
  2002   Lowest contract charges 0.50% Class B            $14.84             --                 --          --          (17.09)%
         Highest contract charges 1.70% Class B           $13.86             --                 --          --          (18.08)%
         All contract charges                                 --         10,203           $143,976        1.11%             --


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Mercury International Value
------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $24.88             --                 --           --           25.06%
         Highest contract charges 1.70% Class B (a)       $22.13             --                 --           --           23.55%
         All contract charges                                 --          3,753           $ 85,502         3.41%             --
  2005   Lowest contract charges 0.50% Class B (a)        $19.90             --                 --           --           10.28%
         Highest contract charges 1.70% Class B (a)       $17.91             --                 --           --            8.96%
         All contract charges                                 --          3,839           $ 70,590         1.73%             --
  2004   Lowest contract charges 0.50% Class B (a)        $18.04             --                 --           --           21.04%
         Highest contract charges 1.70% Class B (a)       $16.44             --                 --           --           19.58%
         All contract charges                                 --          3,618           $ 60,866         1.58%             --
  2003   Lowest contract charges 0.50% Class B (a)        $14.90             --                 --           --           27.35%
         Highest contract charges 1.70% Class B (a)       $13.75             --                 --           --           25.92%
         All contract charges                                 --          3,627           $ 50,907         2.27%             --
  2002   Lowest contract charges 0.50% Class B (a)        $11.70             --                 --           --          (15.83)%
         Highest contract charges 1.70% Class B (a)       $10.92             --                 --           --          (16.83)%
         All contract charges                                 --          3,783           $ 42,071         0.97%             --

EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $16.39             --                 --           --            7.24%
         Highest contract charges 1.70% Class B           $14.58             --                 --           --            5.95%
         All contract charges                                 --          5,886           $ 88,476           --              --
  2005   Lowest contract charges 0.50% Class B            $15.29             --                 --           --            8.48%
         Highest contract charges 1.70% Class B           $13.76             --                 --           --            7.18%
         All contract charges                                 --          7,269           $102,815           --              --
  2004   Lowest contract charges 0.50% Class B            $14.09             --                 --           --           12.06%
         Highest contract charges 1.70% Class B           $12.84             --                 --           --           10.71%
         All contract charges                                 --          8,819           $116,063           --              --
  2003   Lowest contract charges 0.50% Class B            $12.58             --                 --           --           28.76%
         Highest contract charges 1.70% Class B           $11.60             --                 --           --           27.17%
         All contract charges                                 --         10,270           $121,717           --              --
  2002   Lowest contract charges 0.50% Class B            $ 9.77             --                 --           --          (34.70)%
         Highest contract charges 1.70% Class B           $ 9.12             --                 --           --          (35.46)%
         All contract charges                                 --         11,520           $107,073           --              --

EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $11.33             --                 --           --           12.38%
         Highest contract charges 1.70% Class B           $10.28             --                 --           --           11.03%
         All contract charges                                 --          1,207           $ 12,655         0.80%             --
  2005   Lowest contract charges 0.50% Class B            $10.08             --                 --           --            6.66%
         Highest contract charges 1.70% Class B           $ 9.26             --                 --           --            5.38%
         All contract charges                                 --          1,491             14,051         0.48%             --
  2004   Lowest contract charges 0.50% Class B            $ 9.45             --                 --           --           10.84%
         Highest contract charges 1.70% Class B           $ 8.79             --                 --           --            9.51%
         All contract charges                                 --          1,772           $ 15,816         0.55%             --
  2003   Lowest contract charges 0.50% Class B            $ 8.53             --                 --           --           21.51%
         Highest contract charges 1.70% Class B           $ 8.03             --                 --           --           20.03%
         All contract charges                                 --          1,959           $ 15,936         0.61%             --
  2002   Lowest contract charges 0.50% Class B            $ 7.02             --                 --           --          (21.48)%
         Highest contract charges 1.70% Class B           $ 6.69             --                 --           --          (22.39)%
         All contract charges                                 --          2,068           $ 13,976         0.52%             --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      ---------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                      ------------ ------------------- ------------ ---------------- ------------
EQ/Money Market
---------------
         Unit Value 1.15%*
  2006   1.15% Class A                                  $ 31.67             262          $  8,297          4.46%          3.53%
  2005   1.15% Class A                                  $ 30.59             238          $  7,289          2.56%          1.70%
  2004   1.15% Class A                                  $ 30.08             344          $ 10,358          0.79%         (0.13)%
  2003   1.15% Class A                                  $ 30.12             444          $ 13,368          0.56%         (0.34)%
  2002   1.15% Class A                                  $ 30.22             863          $ 26,080          1.15%          0.33%
EQ/Money Market
---------------
         Unit Value 0.00% to 1.70%*
  2006   Lowest contract charges 0.00% Class B          $ 41.55              --                --            --           4.48%
         Highest contract charges 1.70% Class B         $ 26.86              --                --            --           2.71%
         All contract charges                                --           3,874          $110,831          4.46%            --
  2005   Lowest contract charges 0.00% Class B          $ 39.77              --                --            --           2.62%
         Highest contract charges 1.70% Class B         $ 26.15              --                --            --           0.88%
         All contract charges                                --           3,949          $109,656          2.56%            --
  2004   Lowest contract charges 0.00% Class B          $ 38.75              --                --            --           0.78%
         Highest contract charges 1.70% Class B         $ 25.92              --                --            --          (0.94)%
         All contract charges                                --           4,624          $127,203          0.79%            --
  2003   Lowest contract charges 0.00% Class B          $ 38.46              --                --            --           0.56%
         Highest contract charges 1.70% Class B         $ 26.17              --                --            --          (1.14)%
         All contract charges                                --           5,810          $160,985          0.54%            --
  2002   Lowest contract charges 0.00% Class B          $ 38.24              --                --            --           1.24%
         Highest contract charges 1.70% Class B         $ 26.47              --                --            --          (0.48)%
         All contract charges                                --           8,542          $238,649          1.15%            --
EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)      $  5.26              --                --            --           7.41%
         Highest contract charges 1.70% Class B (d)     $  4.77              --                --            --           6.12%
         All contract charges                                --             278          $  1,361          0.19%            --
  2005   Lowest contract charges 0.50% Class B (d)      $  4.90              --                --            --           4.88%
         Highest contract charges 1.70% Class B (d)     $  4.49              --                --            --           3.62%
         All contract charges                                --             298          $  1,371          0.41%            --
  2004   Lowest contract charges 0.50% Class B (d)      $  4.67              --                --            --           7.93%
         Highest contract charges 1.70% Class B (d)     $  4.34              --                --            --           7.69%
         All contract charges                                --              11          $     48          0.51%            --
EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 10.74              --                --            --           7.38%
         Highest contract charges 1.70% Class B (g)     $ 10.70              --                --            --           6.98%
         All contract charges                                --             141          $  1,506          0.45%            --
EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 11.12              --                --            --          11.23%
         Highest contract charges 1.70% Class B (g)     $ 11.08              --                --            --          10.82%
         All contract charges                                --              47          $    519          0.06%            --
EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 10.96              --                --            --           9.61%
         Highest contract charges 1.70% Class B (g)     $ 10.92              --                --            --           9.20%
         All contract charges                                --              29          $    322          1.99%            --
EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)      $ 11.13              --                --            --          11.28%
         Highest contract charges 1.70% Class B (g)     $ 11.09              --                --            --          10.86%
         All contract charges                                --              36          $    400          1.49%            --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.70%                                          --                 --           --           (0.11)%
  2006   Lowest contract charges 0.50% Class B (e)        $ 9.98            --                 --           --           (1.31)%
         Highest contract charges 1.70% Class B (e)       $ 9.78         1,072            $10,531         4.50%             --
         All contract charges                                 --            --                 --           --           (0.09)%
  2005   Lowest contract charges 0.50% Class B (e)        $ 9.99            --                 --           --           (0.89)%
         Highest contract charges 1.70% Class B (e)       $ 9.91           782            $ 7,766         5.60%             --
         All contract charges                                 --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $10.38            --                 --           --            3.44%
         Highest contract charges 1.70% Class B (e)       $10.17            --                 --           --            2.20%
         All contract charges                                 --           504            $ 5,152         3.61%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.04            --                 --           --            0.36%
         Highest contract charges 1.70% Class B (e)       $ 9.96            --                 --           --           (0.44)%
         All contract charges                                 --           229            $ 2,289         2.01%             --

EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (a)        $21.25             --                 --           --           15.53%
         Highest contract charges 1.70% Class B (a)       $19.05             --                 --           --           14.14%
         All contract charges                                 --          2,245            $43,882         5.12%             --
  2005   Lowest contract charges 0.50% Class B (a)        $18.39             --                 --           --            4.16%
         Highest contract charges 1.70% Class B (a)       $16.69             --                 --           --            2.91%
         All contract charges                                 --          2,709            $46,249         4.27%             --
  2004   Lowest contract charges 0.50% Class B (a)        $17.65             --                 --           --           16.52%
         Highest contract charges 1.70% Class B (a)       $16.22             --                 --           --           15.12%
         All contract charges                                 --          2,865            $47,417         5.86%             --
  2003   Lowest contract charges 0.50% Class B (a)        $15.15             --                 --           --           36.75%
         Highest contract charges 1.70% Class B (a)       $14.09             --                 --           --           35.07%
         All contract charges                                 --          2,435            $34,939         0.99%             --
  2002   Lowest contract charges 0.50% Class B (a)        $11.08             --                 --           --          (14.04)%
         Highest contract charges 1.70% Class B (a)       $10.43             --                 --           --          (15.00)%
         All contract charges                                 --          1,821            $19,297         0.98%             --

EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 9.42              --                 --           --            9.66%
         Highest contract charges 1.70% Class B (d)       $ 8.54              --                 --           --            8.34%
         All contract charges                                 --             734            $ 6,421         1.54%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 8.59              --                 --           --            6.95%
         Highest contract charges 1.70% Class B (d)       $ 7.89              --                 --           --            5.67%
         All contract charges                                 --             441            $ 3,552         3.12%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 8.04              --                 --           --           14.09%
         Highest contract charges 1.70% Class B (d)       $ 7.46              --                 --           --           13.83%
         All contract charges                                 --             123            $   937           --              --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $18.52              --                 --           --           17.12%
         Highest contract charges 1.70% Class B           $16.60              --                 --           --           15.71%
         All contract charges                                 --           2,142            $36,481         1.21%             --
  2005   Lowest contract charges 0.50% Class B            $15.81              --                 --           --            3.74%
         Highest contract charges 1.70% Class B           $14.35              --                 --           --            2.49%
         All contract charges                                 --           2,338            $34,342         1.07%             --
  2004   Lowest contract charges 0.50% Class B            $15.24              --                 --           --           17.08%
         Highest contract charges 1.70% Class B           $14.00              --                 --           --           15.67%
         All contract charges                                 --           2,744            $39,236         2.29%             --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Continued)

December 31, 2006

6. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                       -------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Small Company Index (Continued)
----------------------------------
  2003   Lowest contract charges 0.50% Class B            $13.02            --                --            --           45.15%
         Highest contract charges 1.70% Class B           $12.10            --                --            --           43.36%
         All contract charges                                 --         2,615          $ 32,226          0.31%             --
  2002   Lowest contract charges 0.50% Class B            $ 8.97            --                --            --          (21.32)%
         Highest contract charges 1.70% Class B           $ 8.44            --                --            --          (22.29)%
         All contract charges                                 --         2,065          $ 17,685          0.55%             --

EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $19.34            --                --            --           (4.49)%
         Highest contract charges 1.70% Class B (d)       $15.46            --                --            --           (5.64)%
         All contract charges                                 --           100          $  1,627            --              --
  2005   Lowest contract charges 0.50% Class B (d)        $20.25            --                --            --            3.47%
         Highest contract charges 1.70% Class B (d)       $16.39            --                --            --            2.22%
         All contract charges                                 --           113          $  1,942            --              --
  2004   Lowest contract charges 0.50% Class B (d)        $19.57            --                --            --           12.32%
         Highest contract charges 1.70% Class B (d)       $16.03            --                --            --           12.07%
         All contract charges                                 --            21          $    359            --              --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (g)        $10.79            --                --            --            7.86%
         Highest contract charges 1.70% Class B (g)       $10.75            --                --            --            7.46%
         All contract charges                                 --           148          $  1,593          0.35%             --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B (d)        $ 6.70            --                --            --           13.58%
         Highest contract charges 1.70% Class B (d)       $ 6.07            --                --            --           12.22%
         All contract charges                                 --           567          $  3,532          0.85%             --
  2005   Lowest contract charges 0.50% Class B (d)        $ 5.90            --                --            --            8.46%
         Highest contract charges 1.70% Class B (d)       $ 5.41            --                --            --            7.16%
         All contract charges                                 --           371          $  2,058          1.67%             --
  2004   Lowest contract charges 0.50% Class B (d)        $ 5.44            --                --            --           11.67%
         Highest contract charges 1.70% Class B (d)       $ 5.05            --                --            --           11.43%
         All contract charges                                 --            20          $    106          4.29%             --

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $12.10            --                --            --           15.33%
         Highest contract charges 1.70% Class B (e)       $11.85            --                --            --           13.94%
         All contract charges                                 --         1,041          $ 12,470          2.74%             --
  2005   Lowest contract charges 0.50% Class B (e)        $10.49            --                --            --            4.88%
         Highest contract charges 1.70% Class B (e)       $10.40            --                --            --            4.04%
         All contract charges                                 --           714          $  7,466          1.83%             --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.70%*
  2006   Lowest contract charges 0.50% Class B            $20.43            --                --            --           36.37%
         Highest contract charges 1.70% Class B           $18.23            --                --            --           34.73%
         All contract charges                                 --         5,635          $105,586          0.40%             --
  2005   Lowest contract charges 0.50% Class B            $14.98            --                --            --           32.12%
         Highest contract charges 1.70% Class B           $13.53            --                --            --           30.53%
         All contract charges                                 --         5,750          $ 79,754          0.56%             --
  2004   Lowest contract charges 0.50% Class B            $11.34            --                --            --           23.06%
         Highest contract charges 1.70% Class B           $10.37            --                --            --           21.58%
         All contract charges                                 --         5,252          $ 55,642          0.66%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 45

Notes to Financial Statements (Concluded)

December 31, 2006

6. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                      --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                       Unit value        (000's)          (000's)    Income ratio**    Return***
                                                       ----------   -----------------   ----------   --------------    ---------
EQ/Van Kampen Emerging Markets Equity (Continued)
--------------------------------------------------------------------------------------------------------------------------------
  2003   Lowest contract charges 0.50% Class B            $ 9.21            --                --            --           55.05%
         Highest contract charges 1.70% Class B           $ 8.53            --                --            --           53.42%
         All contract charges                                 --         5,023           $43,647          0.80%             --
  2002   Lowest contract charges 0.50% Class B            $ 5.94            --                --            --           (6.31)%
         Highest contract charges 1.70% Class B           $ 5.56            --                --            --           (7.65)%
         All contract charges                                 --         5,016           $28,360            --              --
EQ/Van Kampen Mid Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.50% to 1.70%
  2006   Lowest contract charges 0.50% Class B (e)        $13.53            --                --            --            8.71%
         Highest contract charges 1.70% Class B (e)       $13.26            --                --            --            7.40%
         All contract charges                                 --           196           $ 2,607          0.34%             --
  2005   Lowest contract charges 0.50% Class B (e)        $12.44            --                --            --           24.44%
         Highest contract charges 1.70% Class B (e)       $12.34            --                --            --           23.44%
         All contract charges                                 --           168           $ 2,077            --              --
EQ/Wells Fargo Montgomery Small Cap
--------------------------------------------------------------------------------------------------------------------------------
         Unit Value 0.50% to 1.60%
  2006   Lowest contract charges 0.50% Class B (e)        $14.49            --                --            --           21.03%
         Highest contract charges 1.60% Class B (e)       $14.22            --                --            --           19.66%
         All contract charges                                 --           343           $ 4,889          4.18%             --
  2005   Lowest contract charges 0.50% Class B (e)        $11.97            --                --            --           19.72%
         Highest contract charges 1.60% Class B (e)       $11.88            --                --            --           18.80%
         Total contract charges                               --            24           $   285         13.95%             --

----------
(a) Units were made available on January 14, 2002.
(b) Units were made available for sale on February 13, 2004.
(c) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology Portfolio occurred on May 14, 2004.
(d) Units were made available for sale on October 25, 2004.
(e) Units were made available for sale on May 9, 2005.
(f) Units were made available for sale on October 17,2005.
(g) Units were made available for sale on September 18,2006.


* Expenses as a percentage of average net assets (0.00%, 0.50%, 1.15%, 1.35%, 1.55%, 1.60%, 1.70% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm................    FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2006.............    FSA-3
   Statements of Operations for the Year Ended December 31, 2006.......   FSA-34
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2006 and 2005........................................   FSA-46
   Notes to Financial Statements.......................................   FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm................      F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2006 and 2005.............      F-2
   Consolidated Statements of Earnings, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
     Income, Years Ended December 31, 2006, 2005 and 2004..............      F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2006, 2005 and 2004...............................................      F-5
   Notes to Consolidated Financial Statements..........................      F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account No. 49 of AXA Equitable Life Insurance Company:


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account No. 49 at December 31, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2006 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
April 20, 2007

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2006


                                                             AXA Aggressive   AXA Conservative   AXA Conservative-
                                                               Allocation        Allocation       Plus Allocation
                                                           ----------------- ------------------ -------------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,473,858,371      $304,692,737        $744,176,668
Receivable for The Trusts shares sold ....................              --                --                  --
Receivable for policy-related transactions ...............         764,497           714,654             233,458
                                                            --------------      ------------        ------------
  Total assets ...........................................   1,474,622,868       305,407,391         744,410,126
                                                            --------------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ..................         764,497           714,655             233,458
Payable for policy-related transactions ..................              --                --                  --
                                                            --------------      ------------        ------------
  Total liabilities ......................................         764,497           714,655             233,458
                                                            --------------      ------------        ------------
Net Assets ...............................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Accumulation Units .......................................   1,472,607,078       304,681,015         744,034,667
Retained by AXA Equitable in Separate Account No. 49 .....       1,251,293            11,721             142,001
                                                            --------------      ------------        ------------
Total net assets .........................................  $1,473,858,371      $304,692,736        $744,176,668
                                                            ==============      ============        ============
Investments in shares of The Trusts, at cost .............  $1,335,536,727      $303,805,149        $724,975,869
The Trusts shares held
 Class A .................................................              --                --                  --
 Class B .................................................     100,195,125        28,039,290          64,100,230



                                                              AXA Moderate   AXA Moderate-   AXA Premier VIP    AXA Premier VIP
                                                               Allocation   Plus Allocation Aggressive Equity      Core Bond
                                                           ---------------- --------------- -----------------  -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
Receivable for The Trusts shares sold ....................              --              --          196,027            126,181
Receivable for policy-related transactions ...............       3,966,614      12,834,318               --                 --
                                                            --------------  --------------     ------------       ------------
  Total assets ...........................................   4,215,289,918   6,199,859,232      139,528,480        651,349,994
                                                            --------------  --------------     ------------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................       3,966,614      12,834,318               --                 --
Payable for policy-related transactions ..................              --              --          196,027            126,181
                                                            --------------  --------------     ------------       ------------
  Total liabilities ......................................       3,966,614      12,834,318          196,027            126,181
                                                            --------------  --------------     ------------       ------------
Net Assets ...............................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Accumulation Units .......................................   4,210,725,889   6,186,803,713      139,295,500        651,206,420
Retained by AXA Equitable in Separate Account No. 49 .....         597,415         221,201           36,953             17,393
                                                            --------------  --------------     ------------       ------------
Total net assets .........................................  $4,211,323,304  $6,187,024,914     $139,332,453       $651,223,813
                                                            ==============  ==============     ============       ============
Investments in shares of The Trusts, at cost .............  $3,882,555,143  $5,674,504,196     $130,978,813       $663,021,689
The Trusts shares held
 Class A .................................................              --              --               --                 --
 Class B .................................................     250,056,792     445,401,052        4,917,440         63,869,649


-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                           AXA Premier VIP
                                                       AXA Premier VIP   AXA Premier VIP    International
                                                         Health Care        High Yield         Equity
                                                      ----------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $290,868,156      $935,825,123     $568,599,254
Receivable for The Trusts shares sold ...............          95,613                --               --
Receivable for policy-related transactions ..........              --           698,878           95,460
                                                         ------------      ------------     ------------
  Total assets ......................................     290,963,769       936,524,001      568,694,714
                                                         ------------      ------------     ------------
Liabilities:
Payable for The Trusts shares purchased .............              --           698,878           95,461
Payable for policy-related transactions .............          95,614                --               --
                                                         ------------      ------------     ------------
  Total liabilities .................................          95,614           698,878           95,461
                                                         ------------      ------------     ------------
Net Assets ..........................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Accumulation Units ..................................     290,817,967       935,762,475      568,482,079
Retained by AXA Equitable in Separate Account No. 49           50,188            62,648          117,174
                                                         ------------      ------------     ------------
Total net assets ....................................    $290,868,155      $935,825,123     $568,599,253
                                                         ============      ============     ============
Investments in shares of The Trusts, at cost ........    $280,667,804      $961,668,904     $471,954,227
The Trusts shares held
 Class A ............................................              --                --               --
 Class B ............................................      26,727,942       167,810,105       36,550,515



                                                       AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                          Large Cap         Large Cap         Large Cap          Mid Cap
                                                         Core Equity          Growth            Value             Growth
                                                      ----------------- ----------------- ----------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ...    $173,390,316      $307,019,814      $578,083,463      $410,738,703
Receivable for The Trusts shares sold ...............              --                --            31,970           194,985
Receivable for policy-related transactions ..........         108,478            59,652                --                --
                                                         ------------      ------------      ------------      ------------
  Total assets ......................................     173,498,794       307,079,466       578,115,433       410,933,688
                                                         ------------      ------------      ------------      ------------
Liabilities:
Payable for The Trusts shares purchased .............         108,477            59,652                --                --
Payable for policy-related transactions .............              --                --            31,970           194,985
                                                         ------------      ------------      ------------      ------------
  Total liabilities .................................         108,477            59,652            31,970           194,985
                                                         ------------      ------------      ------------      ------------
Net Assets ..........................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Accumulation Units ..................................     173,296,750       306,984,232       577,966,294       410,675,926
Retained by AXA Equitable in Separate Account No. 49           93,567            35,582           117,169            62,777
                                                         ------------      ------------      ------------      ------------
Total net assets ....................................    $173,390,317      $307,019,814      $578,083,463      $410,738,703
                                                         ============      ============      ============      ============
Investments in shares of The Trusts, at cost ........    $146,203,369      $285,414,341      $496,585,434      $406,408,217
The Trusts shares held
 Class A ............................................              --                --                --                --
 Class B ............................................      14,496,800        31,237,284        45,061,732        46,147,133

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             AXA Premier     AXA Premier
                                                               VIP Mid           VIP
                                                              Cap Value       Technology
                                                           --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $438,540,180    $271,319,867
Receivable for The Trusts shares sold ....................            --         198,429
Receivable for policy-related transactions ...............       209,056              --
                                                            ------------    ------------
  Total assets ...........................................   438,749,236     271,518,296
                                                            ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       209,056              --
Payable for policy-related transactions ..................            --         198,799
                                                            ------------    ------------
  Total liabilities ......................................       209,056         198,799
                                                            ------------    ------------
Net Assets ...............................................  $438,540,180    $271,319,497
                                                            ============    ============
Accumulation Units .......................................   438,436,676     271,064,192
Retained by AXA Equitable in Separate Account No. 49 .....       103,504         255,305
                                                            ------------    ------------
Total net assets .........................................  $438,540,180    $271,319,497
                                                            ============    ============
Investments in shares of The Trusts, at cost .............  $452,798,128    $231,407,389
The Trusts shares held
 Class A .................................................            --              --
 Class B .................................................    44,424,697      24,715,718



                                                                                                          EQ/AllianceBernstein
                                                                                   EQ/AllianceBernstein       Intermediate
                                                            EQ/AllianceBernstein          Growth               Government
                                                                Common Stock            and Income             Securities
                                                           ---------------------- ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,355,475,853          $895,201,321           $295,939,226
Receivable for The Trusts shares sold ....................            412,983                    --                317,505
Receivable for policy-related transactions ...............                 --               116,763                     --
                                                               --------------          ------------           ------------
  Total assets ...........................................      1,355,888,836           895,318,084            296,256,731
                                                               --------------          ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................                 --               116,763                     --
Payable for policy-related transactions ..................            412,983                    --                317,504
                                                               --------------          ------------           ------------
  Total liabilities ......................................            412,983               116,763                317,504
                                                               --------------          ------------           ------------
Net Assets ...............................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Accumulation Units .......................................      1,355,393,111           895,138,913            295,751,399
Retained by AXA Equitable in Separate Account No. 49 .....             82,742                62,408                187,828
                                                               --------------          ------------           ------------
Total net assets .........................................     $1,355,475,853          $895,201,321           $295,939,227
                                                               ==============          ============           ============
Investments in shares of The Trusts, at cost .............     $1,220,167,855          $744,747,020           $311,688,271
The Trusts shares held
 Class A .................................................                 --                    --                     --
 Class B .................................................         68,857,030            43,249,660             30,779,824



                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Large Cap
                                                                International             Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $919,513,420           $384,427,151
Receivable for The Trusts shares sold ....................                --                293,896
Receivable for policy-related transactions ...............           541,653                     --
                                                                ------------           ------------
  Total assets ...........................................       920,055,073            384,721,047
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................           541,654                     --
Payable for policy-related transactions ..................                --                293,896
                                                                ------------           ------------
  Total liabilities ......................................           541,654                293,896
                                                                ------------           ------------
Net Assets ...............................................      $919,513,419           $384,427,151
                                                                ============           ============
Accumulation Units .......................................       919,120,394            384,362,829
Retained by AXA Equitable in Separate Account No. 49 .....           393,025                 64,322
                                                                ------------           ------------
Total net assets .........................................      $919,513,419           $384,427,151
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $749,705,877           $360,205,681
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        64,675,500             50,036,620

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                                   EQ/AllianceBernstein
                                                            EQ/AllianceBernstein        Small Cap
                                                                Quality Bond              Growth
                                                           ---------------------- ---------------------
Assets:
Investment in shares of The Trusts, at fair value ........      $371,462,789           $479,869,596
Receivable for The Trusts shares sold ....................                --                 62,697
Receivable for policy-related transactions ...............             4,427                     --
                                                                ------------           ------------
  Total assets ...........................................       371,467,216            479,932,293
                                                                ------------           ------------
Liabilities:
Payable for The Trusts shares purchased ..................             4,427                     --
Payable for policy-related transactions ..................                --                 62,697
                                                                ------------           ------------
  Total liabilities ......................................             4,427                 62,697
                                                                ------------           ------------
Net Assets ...............................................      $371,462,789           $479,869,596
                                                                ============           ============
Accumulation Units .......................................       371,451,487            479,582,674
Retained by AXA Equitable in Separate Account No. 49 .....            11,302                286,922
                                                                ------------           ------------
Total net assets .........................................      $371,462,789           $479,869,596
                                                                ============           ============
Investments in shares of The Trusts, at cost .............      $381,451,986           $418,855,343
The Trusts shares held
 Class A .................................................                --                     --
 Class B .................................................        37,356,226             30,086,917



                                                                                                     EQ/AXA Rosenberg
                                                            EQ/AllianceBernstein       EQ/Ariel         Value Long/
                                                                    Value          Appreciation II     Short Equity
                                                           ---------------------- ----------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........     $1,850,736,490        $34,439,246       $142,304,794
Receivable for The Trusts shares sold ....................                 --                 --                 --
Receivable for policy-related transactions ...............            864,434             32,916             24,754
                                                               --------------        -----------       ------------
  Total assets ...........................................      1,851,600,924         34,472,162        142,329,548
                                                               --------------        -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ..................            864,433             32,915             24,754
Payable for policy-related transactions ..................                 --                 --                 --
                                                               --------------        -----------       ------------
  Total liabilities ......................................            864,433             32,915             24,754
                                                               --------------        -----------       ------------
Net Assets ...............................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Accumulation Units .......................................      1,850,638,239         31,029,609        142,226,357
Retained by AXA Equitable in Separate Account No. 49 .....             98,252          3,409,638             78,437
                                                               --------------        -----------       ------------
Total net assets .........................................     $1,850,736,491        $34,439,247       $142,304,794
                                                               ==============        ===========       ============
Investments in shares of The Trusts, at cost .............     $1,491,504,810        $31,820,633       $146,178,290
The Trusts shares held
 Class A .................................................                 --                 --                 --
 Class B .................................................        113,014,858          3,070,208         13,437,658



                                                              EQ/Boston      EQ/Calvert
                                                               Advisors       Socially
                                                            Equity Income    Responsible
                                                           --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $198,347,730    $54,193,235
Receivable for The Trusts shares sold ....................       416,982             --
Receivable for policy-related transactions ...............            --          8,474
                                                            ------------    -----------
  Total assets ...........................................   198,764,712     54,201,709
                                                            ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --          8,475
Payable for policy-related transactions ..................       416,982             --
                                                            ------------    -----------
  Total liabilities ......................................       416,982          8,475
                                                            ------------    -----------
Net Assets ...............................................  $198,347,730    $54,193,234
                                                            ============    ===========
Accumulation Units .......................................   198,212,804     54,129,152
Retained by AXA Equitable in Separate Account No. 49 .....       134,926         64,082
                                                            ------------    -----------
Total net assets .........................................  $198,347,730    $54,193,234
                                                            ============    ===========
Investments in shares of The Trusts, at cost .............  $185,471,924    $49,942,375
The Trusts shares held
 Class A .................................................        18,382             --
 Class B .................................................    28,608,821      6,353,913

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                              EQ/Capital      EQ/Capital      EQ/Capital
                                                               Guardian        Guardian        Guardian
                                                                Growth      International      Research
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $380,737,525    $973,970,848    $739,557,953
Receivable for The Trusts shares sold ....................            --              --         200,662
Receivable for policy-related transactions ...............       153,905          65,734              --
                                                            ------------    ------------    ------------
  Total assets ...........................................   380,891,430     974,036,582     739,758,615
                                                            ------------    ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       153,906          65,734              --
Payable for policy-related transactions ..................            --              --         200,662
                                                            ------------    ------------    ------------
  Total liabilities ......................................       153,906          65,734         200,662
                                                            ------------    ------------    ------------
Net Assets ...............................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Accumulation Units .......................................   380,312,241     973,880,994     739,095,775
Retained by AXA Equitable in Separate Account No. 49 .....       425,283          89,854         462,178
                                                            ------------    ------------    ------------
Total net assets .........................................  $380,737,524    $973,970,848    $739,557,953
                                                            ============    ============    ============
Investments in shares of The Trusts, at cost .............  $362,271,738    $761,177,125    $544,992,690
The Trusts shares held
 Class A .................................................            --              --              --
 Class B .................................................    27,176,909      70,089,876      53,025,445



                                                              EQ/Capital    EQ/Caywood-Scholl     EQ/Davis
                                                               Guardian         High Yield        New York        EQ/Equity
                                                             U.S. Equity           Bond            Venture        500 Index
                                                           --------------- ------------------- -------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $984,266,327       $103,374,877     $64,301,741    $1,641,217,452
Receivable for The Trusts shares sold ....................       267,024                 --              --           393,314
Receivable for policy-related transactions ...............            --            227,286         764,613                --
                                                            ------------       ------------     -----------    --------------
  Total assets ...........................................   984,533,351        103,602,163      65,066,354     1,641,610,766
                                                            ------------       ------------     -----------    --------------
Liabilities:
Payable for The Trusts shares purchased ..................            --            227,286         764,614                --
Payable for policy-related transactions ..................       267,025                 --              --           393,314
                                                            ------------       ------------     -----------    --------------
  Total liabilities ......................................       267,025            227,286         764,614           393,314
                                                            ------------       ------------     -----------    --------------
Net Assets ...............................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Accumulation Units .......................................   984,192,730        103,368,655      61,053,552     1,640,567,269
Retained by AXA Equitable in Separate Account No. 49 .....        73,596              6,222       3,248,188           650,183
                                                            ------------       ------------     -----------    --------------
Total net assets .........................................  $984,266,326       $103,374,877     $64,301,740    $1,641,217,452
                                                            ============       ============     ===========    ==============
Investments in shares of The Trusts, at cost .............  $881,506,884       $104,057,681     $62,421,484    $1,414,471,314
The Trusts shares held
 Class A .................................................            --                 --         150,415                --
 Class B .................................................    83,470,607         22,251,017       5,801,038        63,628,790

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                             EQ/Evergreen
                                                            International   EQ/Evergreen       EQ/FI
                                                                 Bond           Omega         Mid Cap
                                                           --------------- -------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........   $85,871,998    $141,717,413   $989,704,424
Receivable for The Trusts shares sold ....................            --           3,741         54,587
Receivable for policy-related transactions ...............       339,150              --             --
                                                             -----------    ------------   ------------
  Total assets ...........................................    86,211,148     141,721,154    989,759,011
                                                             -----------    ------------   ------------
Liabilities:
Payable for The Trusts shares purchased ..................       339,150              --             --
Payable for policy-related transactions ..................            --           3,740         54,586
                                                             -----------    ------------   ------------
  Total liabilities ......................................       339,150           3,740         54,586
                                                             -----------    ------------   ------------
Net Assets ...............................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Accumulation Units .......................................    80,817,490     141,666,905    989,519,124
Retained by AXA Equitable in Separate Account No. 49 .....     5,054,508          50,509        185,301
                                                             -----------    ------------   ------------
Total net assets .........................................   $85,871,998    $141,717,414   $989,704,425
                                                             ===========    ============   ============
Investments in shares of The Trusts, at cost .............   $84,253,659    $140,437,298   $933,993,495
The Trusts shares held
 Class A .................................................            --              --             --
 Class B .................................................     8,523,173      16,465,354     92,943,283



                                                                EQ/FI                       EQ/Franklin     EQ/GAMCO
                                                               Mid Cap       EQ/Franklin     Small Cap    Mergers and
                                                                Value           Income         Value      Acquisitions
                                                           --------------- --------------- ------------- -------------
Assets:
Investment in shares of The Trusts, at fair value ........  $948,871,233    $136,123,856    $19,282,934   $86,537,909
Receivable for The Trusts shares sold ....................       315,091              --             --            --
Receivable for policy-related transactions ...............            --       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
  Total assets ...........................................   949,186,324     137,544,247     19,383,748    86,767,368
                                                            ------------    ------------    -----------   -----------
Liabilities:
Payable for The Trusts shares purchased ..................            --       1,420,391        100,814       229,459
Payable for policy-related transactions ..................       315,091              --             --            --
                                                            ------------    ------------    -----------   -----------
  Total liabilities ......................................       315,091       1,420,391        100,814       229,459
                                                            ------------    ------------    -----------   -----------
Net Assets ...............................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Accumulation Units .......................................   948,678,178     132,983,018     16,021,667    86,529,958
Retained by AXA Equitable in Separate Account No. 49 .....       193,055       3,140,838      3,261,267         7,951
                                                            ------------    ------------    -----------   -----------
Total net assets .........................................  $948,871,233    $136,123,856    $19,282,934   $86,537,909
                                                            ============    ============    ===========   ===========
Investments in shares of The Trusts, at cost .............  $872,958,782    $133,671,205    $18,729,049   $84,897,395
The Trusts shares held
 Class A .................................................            --         151,030        150,335            --
 Class B .................................................    66,344,701      12,926,724      1,626,752     6,949,808

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/GAMCO                           EQ/Janus
                                                            Small Company   EQ/International     Large Cap
                                                                Value            Growth            Growth
                                                           --------------- ------------------ ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $243,856,851       $83,836,238     $217,883,593
Receivable for The Trusts shares sold ....................            --                --               --
Receivable for policy-related transactions ...............       469,718           150,870           45,754
                                                            ------------       -----------     ------------
  Total assets ...........................................   244,326,569        83,987,108      217,929,347
                                                            ------------       -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................       469,718           150,870           45,754
Payable for policy-related transactions ..................            --                --               --
                                                            ------------       -----------     ------------
  Total liabilities ......................................       469,718           150,870           45,754
                                                            ------------       -----------     ------------
Net Assets ...............................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Accumulation Units .......................................   243,842,444        83,819,114      217,849,517
Retained by AXA Equitable in Separate Account No. 49 .....        14,407            17,124           34,076
                                                            ------------       -----------     ------------
Total net assets .........................................  $243,856,851       $83,836,238     $217,883,593
                                                            ============       ===========     ============
Investments in shares of The Trusts, at cost .............  $231,863,058       $75,112,211     $185,394,250
The Trusts shares held
 Class A .................................................            --                --               --
 Class B .................................................     8,092,752        12,899,744       31,530,227



                                                                               EQ/JPMorgan
                                                              EQ/JPMorgan         Value       EQ/Legg Mason      EQ/Long
                                                               Core Bond      Opportunities    Value Equity     Term Bond
                                                           ----------------- --------------- --------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,261,096,920    $493,250,071    $180,566,571    $83,305,631
Receivable for The Trusts shares sold ....................              --              --         283,056             --
Receivable for policy-related transactions ...............          74,473         714,510              --        575,745
                                                            --------------    ------------    ------------    -----------
  Total assets ...........................................   1,261,171,393     493,964,581     180,849,627     83,881,376
                                                            --------------    ------------    ------------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................          74,472         714,510              --        575,745
Payable for policy-related transactions ..................              --              --         283,055             --
                                                            --------------    ------------    ------------    -----------
  Total liabilities ......................................          74,472         714,510         283,055        575,745
                                                            --------------    ------------    ------------    -----------
Net Assets ...............................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Accumulation Units .......................................   1,260,923,925     492,862,443     177,206,208     83,248,106
Retained by AXA Equitable in Separate Account No. 49 .....         172,996         387,628       3,360,364         57,525
                                                            --------------    ------------    ------------    -----------
Total net assets .........................................  $1,261,096,921    $493,250,071    $180,566,572    $83,305,631
                                                            ==============    ============    ============    ===========
Investments in shares of The Trusts, at cost .............  $1,291,522,651    $408,154,249    $166,402,232    $84,945,474
The Trusts shares held
 Class A .................................................              --              --              --             --
 Class B .................................................     114,947,747      34,759,282      16,147,520      6,278,124

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                              Growth and       Large Cap         Mid Cap
                                                                Income           Core             Value
                                                           --------------- ---------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $139,173,105      $53,184,650     $219,480,002
Receivable for The Trusts shares sold ....................        96,152           52,232               --
Receivable for policy-related transactions ...............            --               --           94,166
                                                            ------------      -----------     ------------
  Total assets ...........................................   139,269,257       53,236,882      219,574,168
                                                            ------------      -----------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................            --               --           94,166
Payable for policy-related transactions ..................        96,152           52,232               --
                                                            ------------      -----------     ------------
  Total liabilities ......................................        96,152           52,232           94,166
                                                            ------------      -----------     ------------
Net Assets ...............................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Accumulation Units .......................................   135,385,737       49,544,190      215,636,387
Retained by AXA Equitable in Separate Account No. 49 .....     3,787,368        3,640,460        3,843,615
                                                            ------------      -----------     ------------
Total net assets .........................................  $139,173,105      $53,184,650     $219,480,002
                                                            ============      ===========     ============
Investments in shares of The Trusts, at cost .............  $128,660,807      $49,040,478     $200,004,724
The Trusts shares held
 Class A .................................................        10,223           10,222           10,283
 Class B .................................................    11,235,763        4,462,290       17,571,074



                                                                                EQ/Mercury       EQ/Mercury         EQ/MFS
                                                               EQ/Marsico      Basic Value     International    Emerging Growth
                                                                 Focus            Equity           Value           Companies
                                                           ----------------- --------------- ----------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value ........  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,472
Receivable for The Trusts shares sold ....................         304,188              --           713,389          281,353
Receivable for policy-related transactions ...............              --         368,561                --               --
                                                            --------------    ------------    --------------     ------------
  Total assets ...........................................   1,645,515,489     847,159,957     1,059,003,481      270,295,825
                                                            --------------    ------------    --------------     ------------
Liabilities:
Payable for The Trusts shares purchased ..................              --         368,561                --               --
Payable for policy-related transactions ..................         304,188              --           713,389          281,352
                                                            --------------    ------------    --------------     ------------
  Total liabilities ......................................         304,188         368,561           713,389          281,352
                                                            --------------    ------------    --------------     ------------
Net Assets ...............................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Accumulation Units .......................................   1,644,626,029     846,667,588     1,057,795,400      269,728,355
Retained by AXA Equitable in Separate Account No. 49 .....         585,272         123,808           494,692          286,118
                                                            --------------    ------------    --------------     ------------
Total net assets .........................................  $1,645,211,301    $846,791,396    $1,058,290,092     $270,014,473
                                                            ==============    ============    ==============     ============
Investments in shares of The Trusts, at cost .............  $1,361,405,639    $726,232,399    $  844,772,090     $244,629,508
The Trusts shares held
 Class A .................................................              --              --                --               --
 Class B .................................................      98,041,260      49,612,784        63,467,178       17,533,566

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                                EQ/MFS          EQ/Money       EQ/Montag &
                                                           Investors Trust       Market      Caldwell Growth
                                                          ----------------- --------------- -----------------
Assets:
Investment in shares of The Trusts, at fair value .......    $286,504,304    $612,761,188      $30,136,117
Receivable for The Trusts shares sold ...................          54,865              --               --
Receivable for policy-related transactions ..............              --       3,419,476           63,076
                                                             ------------    ------------      -----------
  Total assets ..........................................     286,559,169     616,180,664       30,199,193
                                                             ------------    ------------      -----------
Liabilities:
Payable for The Trusts shares purchased .................              --       3,419,476           63,076
Payable for policy-related transactions .................          54,865              --               --
                                                             ------------    ------------      -----------
  Total liabilities .....................................          54,865       3,419,476           63,076
                                                             ------------    ------------      -----------
Net Assets ..............................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Accumulation Units ......................................     286,441,205     612,694,373       30,006,175
Retained by AXA Equitable in Separate Account No. 49 ....          63,099          66,815          129,942
                                                             ------------    ------------      -----------
Total net assets ........................................    $286,504,304    $612,761,188      $30,136,117
                                                             ============    ============      ===========
Investments in shares of The Trusts, at cost ............    $224,816,516    $613,146,400      $28,013,612
The Trusts shares held
 Class A ................................................              --              --           21,432
 Class B ................................................      25,323,405     612,654,959        5,507,659



                                                                                            EQ/Oppenheimer  EQ/Oppenheimer
                                                             EQ/Mutual     EQ/Oppenheimer    Main Street      Main Street
                                                               Shares          Global        Opportunity       Small Cap
                                                          --------------- ---------------- --------------- ----------------
Assets:
Investment in shares of The Trusts, at fair value .......  $104,102,434      $28,284,021     $18,828,325      $20,571,143
Receivable for The Trusts shares sold ...................            --               --              --               --
Receivable for policy-related transactions ..............       655,774          402,287         146,958          167,228
                                                           ------------      -----------     -----------      -----------
  Total assets ..........................................   104,758,208       28,686,308      18,975,283       20,738,371
                                                           ------------      -----------     -----------      -----------
Liabilities:
Payable for The Trusts shares purchased .................       655,773          402,287         146,959          167,228
Payable for policy-related transactions .................            --               --              --               --
                                                           ------------      -----------     -----------      -----------
  Total liabilities .....................................       655,773          402,287         146,959          167,228
                                                           ------------      -----------     -----------      -----------
Net Assets ..............................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Accumulation Units ......................................    82,586,497       19,483,000       7,942,207        9,639,299
Retained by AXA Equitable in Separate Account No. 49 ....    21,515,938        8,801,021      10,886,117       10,931,844
                                                           ------------      -----------     -----------      -----------
Total net assets ........................................  $104,102,435      $28,284,021     $18,828,324      $20,571,143
                                                           ============      ===========     ===========      ===========
Investments in shares of The Trusts, at cost ............  $ 99,733,178      $26,952,021     $17,880,127      $19,541,184
The Trusts shares held
 Class A ................................................     1,001,770          400,240         503,776          502,042
 Class B ................................................     8,687,973        2,171,935       1,238,096        1,386,588

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                               EQ/PIMCO        EQ/Short        EQ/Small
                                                             Real Return    Duration Bond     Cap Value
                                                           --------------- --------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ........  $304,380,792     $59,883,044    $992,357,111
Receivable for The Trusts shares sold ....................            --              --         232,247
Receivable for policy-related transactions ...............       328,362         147,942              --
                                                            ------------     -----------    ------------
  Total assets ...........................................   304,709,154      60,030,986     992,589,358
                                                            ------------     -----------    ------------
Liabilities:
Payable for The Trusts shares purchased ..................       328,361         147,942              --
Payable for policy-related transactions ..................            --              --         232,246
                                                            ------------     -----------    ------------
  Total liabilities ......................................       328,361         147,942         232,246
                                                            ------------     -----------    ------------
Net Assets ...............................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Accumulation Units .......................................   304,379,813      59,826,304     992,117,467
Retained by AXA Equitable in Separate Account No. 49 .....           980          56,740         239,645
                                                            ------------     -----------    ------------
Total net assets .........................................  $304,380,793     $59,883,044    $992,357,112
                                                            ============     ===========    ============
Investments in shares of The Trusts, at cost .............  $317,305,149     $60,665,667    $952,932,114
The Trusts shares held
 Class A .................................................            --           5,247              --
 Class B .................................................    31,127,451       5,991,099      72,377,087



                                                               EQ/Small         EQ/Small        EQ/TCW      EQ/Templeton
                                                            Company Growth   Company Index      Equity         Growth
                                                           ---------------- --------------- -------------- --------------
Assets:
Investment in shares of The Trusts, at fair value ........   $147,402,710    $475,466,872    $51,295,715    $70,122,960
Receivable for The Trusts shares sold ....................             --              --         25,061             --
Receivable for policy-related transactions ...............         11,885         200,161             --        561,860
                                                             ------------    ------------    -----------    -----------
  Total assets ...........................................    147,414,595     475,667,033     51,320,776     70,684,820
                                                             ------------    ------------    -----------    -----------
Liabilities:
Payable for The Trusts shares purchased ..................         11,885         200,161             --        561,860
Payable for policy-related transactions ..................             --              --         25,061             --
                                                             ------------    ------------    -----------    -----------
  Total liabilities ......................................         11,885         200,161         25,061        561,860
                                                             ------------    ------------    -----------    -----------
Net Assets ...............................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Accumulation Units .......................................    147,393,241     475,296,107     51,290,510     66,881,942
Retained by AXA Equitable in Separate Account No. 49 .....          9,469         170,765          5,205      3,241,018
                                                             ------------    ------------    -----------    -----------
Total net assets .........................................   $147,402,710    $475,466,872    $51,295,715    $70,122,960
                                                             ============    ============    ===========    ===========
Investments in shares of The Trusts, at cost .............   $146,192,403    $418,772,566    $51,002,510    $67,713,093
The Trusts shares held
 Class A .................................................             --              --             --        150,293
 Class B .................................................     15,475,067      36,544,216      2,418,923      6,348,952

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                           EQ/UBS                        EQ/Van Kampen
                                                         Growth and    EQ/Van Kampen   Emerging Markets
                                                           Income         Comstock          Equity
                                                       -------------- --------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ....  $70,592,857    $259,641,835     $1,034,662,336
Receivable for The Trusts shares sold ................           --              --                 --
Receivable for policy-related transactions ...........        4,945         304,495          1,424,587
                                                        -----------    ------------     --------------
  Total assets .......................................   70,597,802     259,946,330      1,036,086,923
                                                        -----------    ------------     --------------
Liabilities:
Payable for The Trusts shares purchased ..............        4,945         304,495          1,424,588
Payable for policy-related transactions ..............           --              --                 --
                                                        -----------    ------------     --------------
  Total liabilities ..................................        4,945         304,495          1,424,588
                                                        -----------    ------------     --------------
Net Assets ...........................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Accumulation Units ...................................   70,569,347     255,975,605      1,034,449,827
Retained by AXA Equitable in Separate Account No. 49 .       23,510       3,666,230            212,508
                                                        -----------    ------------     --------------
Total net assets .....................................  $70,592,857    $259,641,835     $1,034,662,335
                                                        ===========    ============     ==============
Investments in shares of The Trusts, at cost .........  $63,096,622    $236,375,306     $  806,261,831
The Trusts shares held
 Class A .............................................           --          10,418                 --
 Class B .............................................   10,349,266      22,056,636         63,755,653



                                                        EQ/Van Kampen   EQ/Wells Fargo
                                                           Mid Cap        Montgomery     U.S. Real Estate --   EQ/Target 2015
                                                            Growth         Small Cap           Class II          Allocation
                                                       --------------- ---------------- --------------------- ---------------
Assets:
Investment in shares of The Trusts, at fair value ....  $120,410,892      $81,388,551        $555,764,200        $1,078,595
Receivable for The Trusts shares sold ................            --          259,481             346,844                --
Receivable for policy-related transactions ...........       416,803               --                  --                --
                                                        ------------      -----------        ------------        ----------
  Total assets .......................................   120,827,695       81,648,032         556,111,044         1,078,595
                                                        ------------      -----------        ------------        ----------
Liabilities:
Payable for The Trusts shares purchased ..............       416,803               --                  --                --
Payable for policy-related transactions ..............            --          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
  Total liabilities ..................................       416,803          259,480             346,845                --
                                                        ------------      -----------        ------------        ----------
Net Assets ...........................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Accumulation Units ...................................   116,308,628       76,960,711         555,700,664                --
Retained by AXA Equitable in Separate Account No. 49 .     4,102,264        4,427,841              63,535         1,078,595
                                                        ------------      -----------        ------------        ----------
Total net assets .....................................  $120,410,892      $81,388,552        $555,764,199        $1,078,595
                                                        ============      ===========        ============        ==========
Investments in shares of The Trusts, at cost .........  $113,210,915      $75,780,926        $441,500,950        $1,024,860
The Trusts shares held
 Class A .............................................        10,087           10,898                  --            51,205
 Class B .............................................     8,871,919        6,025,741          19,098,426            51,161

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            EQ/Target 2025  EQ/Target 2035   EQ/Target 2045   EQ/International
                                                              Allocation      Allocation       Allocation            EFT
                                                           --------------- ---------------- ---------------- ------------------
Assets:
Investment in shares of The Trusts, at fair value ........    $1,086,892      $1,094,499       $1,101,207        $3,343,459
Receivable for The Trusts shares sold ....................            --              --               --                --
Receivable for policy-related transactions ...............            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total assets ...........................................     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Liabilities:
Payable for The Trusts shares purchased ..................            --              --               --                --
Payable for policy-related transactions ..................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
  Total liabilities ......................................            --              --               --                --
                                                              ----------      ----------       ----------        ----------
Net Assets ...............................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Accumulation Units .......................................            --              --               --                --
Retained by AXA Equitable in Separate Account No. 49 .....     1,086,892       1,094,499        1,101,207         3,343,459
                                                              ----------      ----------       ----------        ----------
Total net assets .........................................    $1,086,892      $1,094,499       $1,101,207        $3,343,459
                                                              ==========      ==========       ==========        ==========
Investments in shares of The Trusts, at cost .............    $1,021,595      $1,017,915       $1,015,030        $3,045,975
The Trusts shares held
 Class A .................................................        51,039          50,858           50,717           152,189
 Class B .................................................        50,995          50,814           50,674           152,047

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006

                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Aggressive Allocation .................     Class B 0.50%        $ 13.49                    --
AXA Aggressive Allocation .................     Class B 0.95%        $ 13.32                   118
AXA Aggressive Allocation .................     Class B 1.20%        $ 13.22                 1,827
AXA Aggressive Allocation .................     Class B 1.25%        $ 14.64                22,269
AXA Aggressive Allocation .................     Class B 1.30%        $ 13.91                 4,973
AXA Aggressive Allocation .................     Class B 1.35%        $ 13.16                 1,595
AXA Aggressive Allocation .................     Class B 1.40%        $ 13.15                 3,554
AXA Aggressive Allocation .................     Class B 1.50%        $ 14.52                22,907
AXA Aggressive Allocation .................     Class B 1.55%        $ 13.09                 6,793
AXA Aggressive Allocation .................     Class B 1.60%        $ 13.07                 3,308
AXA Aggressive Allocation .................     Class B 1.65%        $ 14.45                32,813
AXA Aggressive Allocation .................     Class B 1.70%        $ 14.43                 3,109
AXA Aggressive Allocation .................     Class B 1.80%        $ 12.99                     3
AXA Aggressive Allocation .................     Class B 1.90%        $ 12.95                    --
AXA Conservative Allocation ...............     Class B 0.50%        $ 11.19                    --
AXA Conservative Allocation ...............     Class B 0.95%        $ 11.04                    --
AXA Conservative Allocation ...............     Class B 1.20%        $ 10.96                 1,143
AXA Conservative Allocation ...............     Class B 1.25%        $ 11.48                 5,079
AXA Conservative Allocation ...............     Class B 1.30%        $ 11.46                   590
AXA Conservative Allocation ...............     Class B 1.35%        $ 10.92                   438
AXA Conservative Allocation ...............     Class B 1.40%        $ 10.90                 1,738
AXA Conservative Allocation ...............     Class B 1.50%        $ 11.39                 7,544
AXA Conservative Allocation ...............     Class B 1.55%        $ 10.85                 1,202
AXA Conservative Allocation ...............     Class B 1.60%        $ 10.84                 1,508
AXA Conservative Allocation ...............     Class B 1.65%        $ 11.33                 5,935
AXA Conservative Allocation ...............     Class B 1.70%        $ 11.31                 1,800
AXA Conservative Allocation ...............     Class B 1.80%        $ 10.77                    12
AXA Conservative Allocation ...............     Class B 1.90%        $ 10.74                    31
AXA Conservative-Plus Allocation ..........     Class B 0.50%        $ 11.64                    --
AXA Conservative-Plus Allocation ..........     Class B 0.95%        $ 11.49                    --
AXA Conservative-Plus Allocation ..........     Class B 1.20%        $ 11.41                 1,249
AXA Conservative-Plus Allocation ..........     Class B 1.25%        $ 12.14                13,188
AXA Conservative-Plus Allocation ..........     Class B 1.30%        $ 12.12                 1,414
AXA Conservative-Plus Allocation ..........     Class B 1.35%        $ 11.36                   946
AXA Conservative-Plus Allocation ..........     Class B 1.40%        $ 11.34                 2,715
AXA Conservative-Plus Allocation ..........     Class B 1.50%        $ 12.04                19,344
AXA Conservative-Plus Allocation ..........     Class B 1.55%        $ 11.29                 2,537
AXA Conservative-Plus Allocation ..........     Class B 1.60%        $ 11.28                 1,741
AXA Conservative-Plus Allocation ..........     Class B 1.65%        $ 11.98                16,150
AXA Conservative-Plus Allocation ..........     Class B 1.70%        $ 11.96                 3,022
AXA Conservative-Plus Allocation ..........     Class B 1.80%        $ 11.21                     1
AXA Conservative-Plus Allocation ..........     Class B 1.90%        $ 11.18                    16
AXA Moderate Allocation ...................     Class B 0.50%        $ 59.58                    --
AXA Moderate Allocation ...................     Class B 0.95%        $ 54.18                     1
AXA Moderate Allocation ...................     Class B 1.20%        $ 51.39                 4,475
AXA Moderate Allocation ...................     Class B 1.25%        $ 12.74                68,613
AXA Moderate Allocation ...................     Class B 1.30%        $ 12.65                 8,363
AXA Moderate Allocation ...................     Class B 1.35%        $ 49.78                 1,399
AXA Moderate Allocation ...................     Class B 1.40%        $ 49.25                 7,277
AXA Moderate Allocation ...................     Class B 1.50%        $ 12.63                84,073
AXA Moderate Allocation ...................     Class B 1.55%        $ 47.71                 3,387
AXA Moderate Allocation ...................     Class B 1.60%        $ 47.21                 3,955
AXA Moderate Allocation ...................     Class B 1.65%        $ 12.57                83,885
AXA Moderate Allocation ...................     Class B 1.70%        $ 46.21                 2,325
AXA Moderate Allocation ...................     Class B 1.80%        $ 45.24                    21
AXA Moderate Allocation ...................     Class B 1.90%        $ 44.28                     4

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
AXA Moderate-Plus Allocation ..............     Class B 0.50%        $ 12.96                     --
AXA Moderate-Plus Allocation ..............     Class B 0.95%        $ 12.79                      7
AXA Moderate-Plus Allocation ..............     Class B 1.20%        $ 12.70                  8,825
AXA Moderate-Plus Allocation ..............     Class B 1.25%        $ 14.03                 99,167
AXA Moderate-Plus Allocation ..............     Class B 1.30%        $ 14.01                 17,150
AXA Moderate-Plus Allocation ..............     Class B 1.35%        $ 12.64                  6,975
AXA Moderate-Plus Allocation ..............     Class B 1.40%        $ 12.62                 14,805
AXA Moderate-Plus Allocation ..............     Class B 1.50%        $ 13.91                104,098
AXA Moderate-Plus Allocation ..............     Class B 1.55%        $ 12.57                 22,340
AXA Moderate-Plus Allocation ..............     Class B 1.60%        $ 12.55                 11,247
AXA Moderate-Plus Allocation ..............     Class B 1.65%        $ 13.84                151,231
AXA Moderate-Plus Allocation ..............     Class B 1.70%        $ 13.82                 14,705
AXA Moderate-Plus Allocation ..............     Class B 1.80%        $ 12.48                     32
AXA Moderate-Plus Allocation ..............     Class B 1.90%        $ 12.44                     55
AXA Premier VIP Aggressive Equity .........     Class B 0.50%        $ 71.38                     --
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $ 64.92                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $ 61.57                    238
AXA Premier VIP Aggressive Equity .........     Class B 1.25%        $ 13.11                  1,071
AXA Premier VIP Aggressive Equity .........     Class B 1.30%        $ 12.96                     94
AXA Premier VIP Aggressive Equity .........     Class B 1.35%        $ 59.65                    467
AXA Premier VIP Aggressive Equity .........     Class B 1.40%        $ 59.02                    312
AXA Premier VIP Aggressive Equity .........     Class B 1.50%        $ 13.00                  1,606
AXA Premier VIP Aggressive Equity .........     Class B 1.55%        $ 57.17                    171
AXA Premier VIP Aggressive Equity .........     Class B 1.60%        $ 56.56                    292
AXA Premier VIP Aggressive Equity .........     Class B 1.65%        $ 12.93                    976
AXA Premier VIP Aggressive Equity .........     Class B 1.70%        $ 55.37                     47
AXA Premier VIP Aggressive Equity .........     Class B 1.80%        $ 54.20                      1
AXA Premier VIP Aggressive Equity .........     Class B 1.90%        $ 53.06                     12
AXA Premier VIP Core Bond .................     Class B 0.50%        $ 12.01                     --
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 11.74                     --
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 11.59                 10,117
AXA Premier VIP Core Bond .................     Class B 1.25%        $ 10.75                  5,510
AXA Premier VIP Core Bond .................     Class B 1.30%        $ 10.76                    333
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 11.50                    738
AXA Premier VIP Core Bond .................     Class B 1.40%        $ 11.47                 17,031
AXA Premier VIP Core Bond .................     Class B 1.50%        $ 10.66                  8,806
AXA Premier VIP Core Bond .................     Class B 1.55%        $ 11.39                  1,474
AXA Premier VIP Core Bond .................     Class B 1.60%        $ 11.36                  6,686
AXA Premier VIP Core Bond .................     Class B 1.65%        $ 10.61                  5,315
AXA Premier VIP Core Bond .................     Class B 1.70%        $ 11.30                  2,030
AXA Premier VIP Core Bond .................     Class B 1.80%        $ 11.24                    100
AXA Premier VIP Core Bond .................     Class B 1.90%        $ 11.19                     21
AXA Premier VIP Health Care ...............     Class B 0.50%        $ 12.61                     --
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 12.33                      2
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 12.18                  3,342
AXA Premier VIP Health Care ...............     Class B 1.25%        $ 12.87                  3,336
AXA Premier VIP Health Care ...............     Class B 1.30%        $ 12.84                    178
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 12.08                    360
AXA Premier VIP Health Care ...............     Class B 1.40%        $ 12.05                  4,980
AXA Premier VIP Health Care ...............     Class B 1.50%        $ 12.76                  5,093
AXA Premier VIP Health Care ...............     Class B 1.55%        $ 11.96                    696
AXA Premier VIP Health Care ...............     Class B 1.60%        $ 11.93                  1,865
AXA Premier VIP Health Care ...............     Class B 1.65%        $ 12.70                  3,143
AXA Premier VIP Health Care ...............     Class B 1.70%        $ 11.87                    400
AXA Premier VIP Health Care ...............     Class B 1.80%        $ 11.81                     20
AXA Premier VIP Health Care ...............     Class B 1.90%        $ 11.75                      2

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
AXA Premier VIP High Yield ....................     Class B 0.50%        $ 38.57                    --
AXA Premier VIP High Yield ....................     Class B 0.95%        $ 35.22                     5
AXA Premier VIP High Yield ....................     Class B 1.20%        $ 33.49                 3,901
AXA Premier VIP High Yield ....................     Class B 1.25%        $ 12.57                 8,081
AXA Premier VIP High Yield ....................     Class B 1.30%        $ 12.44                   448
AXA Premier VIP High Yield ....................     Class B 1.35%        $ 32.49                 2,099
AXA Premier VIP High Yield ....................     Class B 1.40%        $ 32.16                 5,779
AXA Premier VIP High Yield ....................     Class B 1.50%        $ 12.46                13,219
AXA Premier VIP High Yield ....................     Class B 1.55%        $ 31.19                 1,654
AXA Premier VIP High Yield ....................     Class B 1.60%        $ 30.88                 3,798
AXA Premier VIP High Yield ....................     Class B 1.65%        $ 12.40                 6,956
AXA Premier VIP High Yield ....................     Class B 1.70%        $ 30.26                   758
AXA Premier VIP High Yield ....................     Class B 1.80%        $ 29.65                    25
AXA Premier VIP High Yield ....................     Class B 1.90%        $ 29.05                     7
AXA Premier VIP International Equity ..........     Class B 0.50%        $ 17.68                    --
AXA Premier VIP International Equity ..........     Class B 0.95%        $ 17.29                     3
AXA Premier VIP International Equity ..........     Class B 1.20%        $ 17.07                 3,610
AXA Premier VIP International Equity ..........     Class B 1.25%        $ 18.47                 4,388
AXA Premier VIP International Equity ..........     Class B 1.30%        $ 18.42                   386
AXA Premier VIP International Equity ..........     Class B 1.35%        $ 16.94                   762
AXA Premier VIP International Equity ..........     Class B 1.40%        $ 16.90                 6,183
AXA Premier VIP International Equity ..........     Class B 1.50%        $ 18.32                 6,780
AXA Premier VIP International Equity ..........     Class B 1.55%        $ 16.77                 1,168
AXA Premier VIP International Equity ..........     Class B 1.60%        $ 16.73                 2,676
AXA Premier VIP International Equity ..........     Class B 1.65%        $ 18.23                 5,220
AXA Premier VIP International Equity ..........     Class B 1.70%        $ 16.64                 1,030
AXA Premier VIP International Equity ..........     Class B 1.80%        $ 16.56                    22
AXA Premier VIP International Equity ..........     Class B 1.90%        $ 16.48                     1
AXA Premier VIP Large Cap Core Equity .........     Class B 0.50%        $ 12.87                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 0.95%        $ 12.58                    --
AXA Premier VIP Large Cap Core Equity .........     Class B 1.20%        $ 12.42                 2,469
AXA Premier VIP Large Cap Core Equity .........     Class B 1.25%        $ 13.56                 1,032
AXA Premier VIP Large Cap Core Equity .........     Class B 1.30%        $ 13.53                    62
AXA Premier VIP Large Cap Core Equity .........     Class B 1.35%        $ 12.33                   294
AXA Premier VIP Large Cap Core Equity .........     Class B 1.40%        $ 12.30                 4,067
AXA Premier VIP Large Cap Core Equity .........     Class B 1.50%        $ 13.45                 1,702
AXA Premier VIP Large Cap Core Equity .........     Class B 1.55%        $ 12.21                   346
AXA Premier VIP Large Cap Core Equity .........     Class B 1.60%        $ 12.18                 1,745
AXA Premier VIP Large Cap Core Equity .........     Class B 1.65%        $ 13.38                 1,487
AXA Premier VIP Large Cap Core Equity .........     Class B 1.70%        $ 12.11                   453
AXA Premier VIP Large Cap Core Equity .........     Class B 1.80%        $ 12.05                    20
AXA Premier VIP Large Cap Core Equity .........     Class B 1.90%        $ 11.99                    15
AXA Premier VIP Large Cap Growth ..............     Class B 0.50%        $ 10.06                    --
AXA Premier VIP Large Cap Growth ..............     Class B 0.95%        $  9.83                    --
AXA Premier VIP Large Cap Growth ..............     Class B 1.20%        $  9.71                 4,513
AXA Premier VIP Large Cap Growth ..............     Class B 1.25%        $ 11.57                 2,678
AXA Premier VIP Large Cap Growth ..............     Class B 1.30%        $ 11.54                   176
AXA Premier VIP Large Cap Growth ..............     Class B 1.35%        $  9.64                   568
AXA Premier VIP Large Cap Growth ..............     Class B 1.40%        $  9.61                 8,795
AXA Premier VIP Large Cap Growth ..............     Class B 1.50%        $ 11.47                 3,872
AXA Premier VIP Large Cap Growth ..............     Class B 1.55%        $  9.54                   999
AXA Premier VIP Large Cap Growth ..............     Class B 1.60%        $  9.52                 4,202
AXA Premier VIP Large Cap Growth ..............     Class B 1.65%        $ 11.42                 3,137
AXA Premier VIP Large Cap Growth ..............     Class B 1.70%        $  9.47                 1,014
AXA Premier VIP Large Cap Growth ..............     Class B 1.80%        $  9.42                    61
AXA Premier VIP Large Cap Growth ..............     Class B 1.90%        $  9.37                    21

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
AXA Premier VIP Large Cap Value .........     Class B 0.50%        $ 14.99                    --
AXA Premier VIP Large Cap Value .........     Class B 0.95%        $ 14.65                    21
AXA Premier VIP Large Cap Value .........     Class B 1.20%        $ 14.47                 5,608
AXA Premier VIP Large Cap Value .........     Class B 1.25%        $ 15.61                 4,449
AXA Premier VIP Large Cap Value .........     Class B 1.30%        $ 15.57                   264
AXA Premier VIP Large Cap Value .........     Class B 1.35%        $ 14.36                 1,027
AXA Premier VIP Large Cap Value .........     Class B 1.40%        $ 14.32                 8,778
AXA Premier VIP Large Cap Value .........     Class B 1.50%        $ 15.48                 6,667
AXA Premier VIP Large Cap Value .........     Class B 1.55%        $ 14.21                 1,285
AXA Premier VIP Large Cap Value .........     Class B 1.60%        $ 14.18                 4,325
AXA Premier VIP Large Cap Value .........     Class B 1.65%        $ 15.40                 5,165
AXA Premier VIP Large Cap Value .........     Class B 1.70%        $ 14.10                 1,363
AXA Premier VIP Large Cap Value .........     Class B 1.80%        $ 14.03                    61
AXA Premier VIP Large Cap Value .........     Class B 1.90%        $ 13.96                    11
AXA Premier VIP Mid Cap Growth ..........     Class B 0.50%        $ 11.41                    --
AXA Premier VIP Mid Cap Growth ..........     Class B 0.95%        $ 11.15                     3
AXA Premier VIP Mid Cap Growth ..........     Class B 1.20%        $ 11.01                 6,249
AXA Premier VIP Mid Cap Growth ..........     Class B 1.25%        $ 13.48                 3,239
AXA Premier VIP Mid Cap Growth ..........     Class B 1.30%        $ 13.44                   212
AXA Premier VIP Mid Cap Growth ..........     Class B 1.35%        $ 10.93                   721
AXA Premier VIP Mid Cap Growth ..........     Class B 1.40%        $ 10.90                 9,978
AXA Premier VIP Mid Cap Growth ..........     Class B 1.50%        $ 13.36                 4,590
AXA Premier VIP Mid Cap Growth ..........     Class B 1.55%        $ 10.82                   884
AXA Premier VIP Mid Cap Growth ..........     Class B 1.60%        $ 10.79                 4,520
AXA Premier VIP Mid Cap Growth ..........     Class B 1.65%        $ 13.30                 3,570
AXA Premier VIP Mid Cap Growth ..........     Class B 1.70%        $ 10.74                 1,035
AXA Premier VIP Mid Cap Growth ..........     Class B 1.80%        $ 10.68                    21
AXA Premier VIP Mid Cap Growth ..........     Class B 1.90%        $ 10.63                    15
AXA Premier VIP Mid Cap Value ...........     Class B 0.50%        $ 14.53                    --
AXA Premier VIP Mid Cap Value ...........     Class B 0.95%        $ 14.21                     3
AXA Premier VIP Mid Cap Value ...........     Class B 1.20%        $ 14.03                 4,691
AXA Premier VIP Mid Cap Value ...........     Class B 1.25%        $ 15.04                 2,904
AXA Premier VIP Mid Cap Value ...........     Class B 1.30%        $ 15.00                   224
AXA Premier VIP Mid Cap Value ...........     Class B 1.35%        $ 13.92                   779
AXA Premier VIP Mid Cap Value ...........     Class B 1.40%        $ 13.89                 8,053
AXA Premier VIP Mid Cap Value ...........     Class B 1.50%        $ 14.91                 4,683
AXA Premier VIP Mid Cap Value ...........     Class B 1.55%        $ 13.78                   838
AXA Premier VIP Mid Cap Value ...........     Class B 1.60%        $ 13.75                 3,885
AXA Premier VIP Mid Cap Value ...........     Class B 1.65%        $ 14.83                 3,627
AXA Premier VIP Mid Cap Value ...........     Class B 1.70%        $ 13.68                 1,010
AXA Premier VIP Mid Cap Value ...........     Class B 1.80%        $ 13.61                    30
AXA Premier VIP Mid Cap Value ...........     Class B 1.90%        $ 13.54                     6
AXA Premier VIP Technology ..............     Class B 0.50%        $ 11.06                    --
AXA Premier VIP Technology ..............     Class B 0.95%        $ 10.81                    23
AXA Premier VIP Technology ..............     Class B 1.20%        $ 10.68                 2,567
AXA Premier VIP Technology ..............     Class B 1.25%        $ 12.46                 2,251
AXA Premier VIP Technology ..............     Class B 1.30%        $ 12.42                   112
AXA Premier VIP Technology ..............     Class B 1.35%        $ 10.60                   737
AXA Premier VIP Technology ..............     Class B 1.40%        $ 10.57                 5,828
AXA Premier VIP Technology ..............     Class B 1.50%        $ 12.35                 4,306
AXA Premier VIP Technology ..............     Class B 1.55%        $ 10.49                 2,459
AXA Premier VIP Technology ..............     Class B 1.60%        $ 10.46                 3,343
AXA Premier VIP Technology ..............     Class B 1.65%        $ 12.29                 2,164
AXA Premier VIP Technology ..............     Class B 1.70%        $ 10.41                   350
AXA Premier VIP Technology ..............     Class B 1.80%        $ 10.36                    21
AXA Premier VIP Technology ..............     Class B 1.90%        $ 10.31                    10

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                            Contract charges     Unit Value     Units Outstanding (000's)
                                                           ------------------   ------------   --------------------------
EQ/AllianceBernstein Common Stock ......................     Class B 0.50%        $ 348.26                   --
EQ/AllianceBernstein Common Stock ......................     Class B 0.95%        $ 302.74                    1
EQ/AllianceBernstein Common Stock ......................     Class B 1.20%        $ 279.98                  463
EQ/AllianceBernstein Common Stock ......................     Class B 1.25%        $  13.88               12,334
EQ/AllianceBernstein Common Stock ......................     Class B 1.30%        $  13.65                  869
EQ/AllianceBernstein Common Stock ......................     Class B 1.35%        $ 267.14                  876
EQ/AllianceBernstein Common Stock ......................     Class B 1.40%        $ 262.99                  722
EQ/AllianceBernstein Common Stock ......................     Class B 1.50%        $  13.76               21,038
EQ/AllianceBernstein Common Stock ......................     Class B 1.55%        $ 250.91                  361
EQ/AllianceBernstein Common Stock ......................     Class B 1.60%        $ 247.00                  490
EQ/AllianceBernstein Common Stock ......................     Class B 1.65%        $  13.69                7,207
EQ/AllianceBernstein Common Stock ......................     Class B 1.70%        $ 239.38                   73
EQ/AllianceBernstein Common Stock ......................     Class B 1.80%        $ 231.96                    4
EQ/AllianceBernstein Common Stock ......................     Class B 1.90%        $ 224.77                    2
EQ/AllianceBernstein Growth and Income .................     Class B 0.50%        $  38.57                   --
EQ/AllianceBernstein Growth and Income .................     Class B 0.95%        $  36.32                    1
EQ/AllianceBernstein Growth and Income .................     Class B 1.20%        $  35.13                4,147
EQ/AllianceBernstein Growth and Income .................     Class B 1.25%        $  14.80                7,744
EQ/AllianceBernstein Growth and Income .................     Class B 1.30%        $  14.73                  449
EQ/AllianceBernstein Growth and Income .................     Class B 1.35%        $  34.43                  618
EQ/AllianceBernstein Growth and Income .................     Class B 1.40%        $  34.20                6,156
EQ/AllianceBernstein Growth and Income .................     Class B 1.50%        $  14.68               12,041
EQ/AllianceBernstein Growth and Income .................     Class B 1.55%        $  33.51                  743
EQ/AllianceBernstein Growth and Income .................     Class B 1.60%        $  33.29                2,676
EQ/AllianceBernstein Growth and Income .................     Class B 1.65%        $  14.60                5,884
EQ/AllianceBernstein Growth and Income .................     Class B 1.70%        $  32.85                  563
EQ/AllianceBernstein Growth and Income .................     Class B 1.80%        $  32.41                   28
EQ/AllianceBernstein Growth and Income .................     Class B 1.90%        $  31.97                   10
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.50%        $  21.69                   --
EQ/AllianceBernstein Intermediate Government Securities      Class B 0.95%        $  20.19                    3
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.20%        $  19.41                3,131
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.25%        $  10.36                2,015
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.30%        $  10.27                   63
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.35%        $  18.95                  773
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.40%        $  18.80                4,496
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.50%        $  10.27                3,263
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.55%        $  18.35                  747
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.60%        $  18.20                2,358
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.65%        $  10.22                1,691
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.70%        $  17.92                  376
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.80%        $  17.63                    5
EQ/AllianceBernstein Intermediate Government Securities      Class B 1.90%        $  17.35                    2
EQ/AllianceBernstein International .....................     Class B 0.50%        $  20.38                   --
EQ/AllianceBernstein International .....................     Class B 0.95%        $  19.32                    7
EQ/AllianceBernstein International .....................     Class B 1.20%        $  18.75                5,626
EQ/AllianceBernstein International .....................     Class B 1.25%        $  18.16                8,352
EQ/AllianceBernstein International .....................     Class B 1.30%        $  18.04                  800
EQ/AllianceBernstein International .....................     Class B 1.35%        $  18.42                2,019
EQ/AllianceBernstein International .....................     Class B 1.40%        $  18.31                7,944
EQ/AllianceBernstein International .....................     Class B 1.50%        $  18.00               10,530
EQ/AllianceBernstein International .....................     Class B 1.55%        $  17.99                1,983
EQ/AllianceBernstein International .....................     Class B 1.60%        $  17.88                4,168
EQ/AllianceBernstein International .....................     Class B 1.65%        $  17.91                7,675
EQ/AllianceBernstein International .....................     Class B 1.70%        $  17.67                1,508
EQ/AllianceBernstein International .....................     Class B 1.80%        $  17.46                   37
EQ/AllianceBernstein International .....................     Class B 1.90%        $  17.25                   11

                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.50%        $  7.47                    --
EQ/AllianceBernstein Large Cap Growth .........     Class B 0.95%        $  7.21                    47
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.20%        $  7.07                 5,507
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.25%        $ 12.36                 2,328
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.30%        $ 12.31                   180
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.35%        $  6.99                 6,383
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.40%        $  6.96                 7,957
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.50%        $ 12.25                 3,308
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.55%        $  6.88                 7,569
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.60%        $  6.86                11,991
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.65%        $ 12.19                 2,506
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.70%        $  6.80                 1,042
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.80%        $  6.75                   166
EQ/AllianceBernstein Large Cap Growth .........     Class B 1.90%        $  6.70                    66
EQ/AllianceBernstein Quality Bond .............     Class B 0.50%        $ 18.35                    --
EQ/AllianceBernstein Quality Bond .............     Class B 0.95%        $ 17.28                     5
EQ/AllianceBernstein Quality Bond .............     Class B 1.20%        $ 16.71                 3,669
EQ/AllianceBernstein Quality Bond .............     Class B 1.25%        $ 10.80                 4,096
EQ/AllianceBernstein Quality Bond .............     Class B 1.30%        $ 10.73                   364
EQ/AllianceBernstein Quality Bond .............     Class B 1.35%        $ 16.38                   459
EQ/AllianceBernstein Quality Bond .............     Class B 1.40%        $ 16.27                 5,875
EQ/AllianceBernstein Quality Bond .............     Class B 1.50%        $ 10.71                 6,212
EQ/AllianceBernstein Quality Bond .............     Class B 1.55%        $ 15.95                   630
EQ/AllianceBernstein Quality Bond .............     Class B 1.60%        $ 15.84                 2,329
EQ/AllianceBernstein Quality Bond .............     Class B 1.65%        $ 10.66                 3,340
EQ/AllianceBernstein Quality Bond .............     Class B 1.70%        $ 15.63                   590
EQ/AllianceBernstein Quality Bond .............     Class B 1.80%        $ 15.42                     6
EQ/AllianceBernstein Quality Bond .............     Class B 1.90%        $ 15.21                    25
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.50%        $ 19.74                    --
EQ/AllianceBernstein Small Cap Growth .........     Class B 0.95%        $ 18.90                    18
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.20%        $ 18.44                 3,494
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.25%        $ 14.37                 3,592
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.30%        $ 14.29                   213
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.35%        $ 18.17                 3,532
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.40%        $ 18.08                 4,668
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.50%        $ 14.25                 5,108
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.55%        $ 17.82                 1,922
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.60%        $ 17.73                 3,069
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.65%        $ 14.18                 2,926
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.70%        $ 17.56                   462
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.80%        $ 17.39                    24
EQ/AllianceBernstein Small Cap Growth .........     Class B 1.90%        $ 17.22                     9
EQ/AllianceBernstein Value ....................     Class B 0.50%        $ 19.39                    --
EQ/AllianceBernstein Value ....................     Class B 0.95%        $ 18.61                    44
EQ/AllianceBernstein Value ....................     Class B 1.20%        $ 18.20                13,475
EQ/AllianceBernstein Value ....................     Class B 1.25%        $ 15.30                13,336
EQ/AllianceBernstein Value ....................     Class B 1.30%        $ 15.23                 1,142
EQ/AllianceBernstein Value ....................     Class B 1.35%        $ 17.95                 6,430
EQ/AllianceBernstein Value ....................     Class B 1.40%        $ 17.87                20,566
EQ/AllianceBernstein Value ....................     Class B 1.50%        $ 15.18                19,714
EQ/AllianceBernstein Value ....................     Class B 1.55%        $ 17.62                 5,695
EQ/AllianceBernstein Value ....................     Class B 1.60%        $ 17.54                13,777
EQ/AllianceBernstein Value ....................     Class B 1.65%        $ 15.10                14,100
EQ/AllianceBernstein Value ....................     Class B 1.70%        $ 17.38                 2,507
EQ/AllianceBernstein Value ....................     Class B 1.80%        $ 17.23                   124
EQ/AllianceBernstein Value ....................     Class B 1.90%        $ 17.07                    22

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                      Contract charges     Unit Value     Units Outstanding (000's)
                                                     ------------------   ------------   --------------------------
EQ/Ariel Appreciation II .........................     Class B 0.50%        $ 11.48                    --
EQ/Ariel Appreciation II .........................     Class B 0.95%        $ 11.42                    --
EQ/Ariel Appreciation II .........................     Class B 1.20%        $ 11.39                    79
EQ/Ariel Appreciation II .........................     Class B 1.25%        $ 11.38                   562
EQ/Ariel Appreciation II .........................     Class B 1.30%        $ 11.37                   124
EQ/Ariel Appreciation II .........................     Class B 1.35%        $ 11.50                    19
EQ/Ariel Appreciation II .........................     Class B 1.40%        $ 11.36                   157
EQ/Ariel Appreciation II .........................     Class B 1.50%        $ 11.34                   565
EQ/Ariel Appreciation II .........................     Class B 1.55%        $ 11.34                   100
EQ/Ariel Appreciation II .........................     Class B 1.60%        $ 11.33                    99
EQ/Ariel Appreciation II .........................     Class B 1.65%        $ 11.32                   907
EQ/Ariel Appreciation II .........................     Class B 1.70%        $ 11.31                   123
EQ/Ariel Appreciation II .........................     Class B 1.80%        $ 11.30                    --
EQ/Ariel Appreciation II .........................     Class B 1.90%        $ 11.29                     1
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.20%        $ 10.82                   691
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.25%        $ 11.07                 2,099
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.30%        $ 11.05                   160
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.40%        $ 10.75                 1,575
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.50%        $ 10.98                 3,527
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.55%        $ 10.96                   255
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.60%        $ 10.69                   669
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.65%        $ 10.92                 3,611
EQ/AXA Rosenberg Value Long/Short Equity .........     Class B 1.70%        $ 10.91                   429
EQ/Boston Advisors Equity Income .................     Class B 0.50%        $  7.26                    --
EQ/Boston Advisors Equity Income .................     Class B 0.95%        $  7.00                     1
EQ/Boston Advisors Equity Income .................     Class B 1.20%        $  6.86                 1,698
EQ/Boston Advisors Equity Income .................     Class B 1.25%        $  6.83                 5,155
EQ/Boston Advisors Equity Income .................     Class B 1.30%        $  2.77                   989
EQ/Boston Advisors Equity Income .................     Class B 1.35%        $  6.78                   720
EQ/Boston Advisors Equity Income .................     Class B 1.40%        $  6.75                 3,452
EQ/Boston Advisors Equity Income .................     Class B 1.50%        $  6.70                10,601
EQ/Boston Advisors Equity Income .................     Class B 1.55%        $  6.67                 1,207
EQ/Boston Advisors Equity Income .................     Class B 1.60%        $  6.64                   907
EQ/Boston Advisors Equity Income .................     Class B 1.65%        $  6.61                 4,814
EQ/Boston Advisors Equity Income .................     Class B 1.70%        $  6.59                   504
EQ/Boston Advisors Equity Income .................     Class B 1.80%        $  6.53                     6
EQ/Boston Advisors Equity Income .................     Class B 1.90%        $  6.48                    24
EQ/Calvert Socially Responsible ..................     Class B 0.50%        $  9.63                    --
EQ/Calvert Socially Responsible ..................     Class B 0.95%        $  9.31                    --
EQ/Calvert Socially Responsible ..................     Class B 1.20%        $  9.14                   625
EQ/Calvert Socially Responsible ..................     Class B 1.25%        $ 11.99                   860
EQ/Calvert Socially Responsible ..................     Class B 1.30%        $ 11.94                   101
EQ/Calvert Socially Responsible ..................     Class B 1.35%        $  9.04                   157
EQ/Calvert Socially Responsible ..................     Class B 1.40%        $  9.01                   885
EQ/Calvert Socially Responsible ..................     Class B 1.50%        $ 11.89                   778
EQ/Calvert Socially Responsible ..................     Class B 1.55%        $  8.91                   147
EQ/Calvert Socially Responsible ..................     Class B 1.60%        $  8.87                   367
EQ/Calvert Socially Responsible ..................     Class B 1.65%        $ 11.83                   894
EQ/Calvert Socially Responsible ..................     Class B 1.70%        $  8.81                   353
EQ/Calvert Socially Responsible ..................     Class B 1.80%        $  8.74                     2
EQ/Calvert Socially Responsible ..................     Class B 1.90%        $  8.68                    --
EQ/Capital Guardian Growth .......................     Class B 0.50%        $ 14.25                    --
EQ/Capital Guardian Growth .......................     Class B 0.95%        $ 13.64                     9
EQ/Capital Guardian Growth .......................     Class B 1.20%        $ 13.31                 1,982
EQ/Capital Guardian Growth .......................     Class B 1.25%        $ 11.96                 3,646
EQ/Capital Guardian Growth .......................     Class B 1.30%        $ 11.90                   604

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Capital Guardian Growth ................     Class B 1.35%        $ 13.11                 6,381
EQ/Capital Guardian Growth ................     Class B 1.40%        $ 13.05                 2,154
EQ/Capital Guardian Growth ................     Class B 1.50%        $ 11.86                 2,829
EQ/Capital Guardian Growth ................     Class B 1.55%        $ 12.86                 2,540
EQ/Capital Guardian Growth ................     Class B 1.60%        $ 12.80                 2,547
EQ/Capital Guardian Growth ................     Class B 1.65%        $ 11.80                 6,225
EQ/Capital Guardian Growth ................     Class B 1.70%        $ 12.67                 1,484
EQ/Capital Guardian Growth ................     Class B 1.80%        $ 12.55                    11
EQ/Capital Guardian Growth ................     Class B 1.90%        $ 12.42                     6
EQ/Capital Guardian International .........     Class B 0.50%        $ 15.51                    --
EQ/Capital Guardian International .........     Class B 0.95%        $ 14.98                    40
EQ/Capital Guardian International .........     Class B 1.20%        $ 14.69                 6,892
EQ/Capital Guardian International .........     Class B 1.25%        $ 17.09                 7,928
EQ/Capital Guardian International .........     Class B 1.30%        $ 17.03                   625
EQ/Capital Guardian International .........     Class B 1.35%        $ 14.52                 3,119
EQ/Capital Guardian International .........     Class B 1.40%        $ 14.47                 8,727
EQ/Capital Guardian International .........     Class B 1.50%        $ 16.95                 7,597
EQ/Capital Guardian International .........     Class B 1.55%        $ 14.30                 2,904
EQ/Capital Guardian International .........     Class B 1.60%        $ 14.24                 9,957
EQ/Capital Guardian International .........     Class B 1.65%        $ 16.87                11,624
EQ/Capital Guardian International .........     Class B 1.70%        $ 14.13                 3,208
EQ/Capital Guardian International .........     Class B 1.80%        $ 14.02                    43
EQ/Capital Guardian International .........     Class B 1.90%        $ 13.91                    13
EQ/Capital Guardian Research ..............     Class B 0.50%        $ 13.96                    --
EQ/Capital Guardian Research ..............     Class B 0.95%        $ 13.49                    53
EQ/Capital Guardian Research ..............     Class B 1.20%        $ 13.23                 6,465
EQ/Capital Guardian Research ..............     Class B 1.25%        $ 13.62                 4,859
EQ/Capital Guardian Research ..............     Class B 1.30%        $ 13.57                   276
EQ/Capital Guardian Research ..............     Class B 1.35%        $ 13.08                10,352
EQ/Capital Guardian Research ..............     Class B 1.40%        $ 13.02                 6,926
EQ/Capital Guardian Research ..............     Class B 1.50%        $ 13.51                 4,660
EQ/Capital Guardian Research ..............     Class B 1.55%        $ 12.87                 4,914
EQ/Capital Guardian Research ..............     Class B 1.60%        $ 12.82                 9,568
EQ/Capital Guardian Research ..............     Class B 1.65%        $ 13.44                 6,674
EQ/Capital Guardian Research ..............     Class B 1.70%        $ 12.72                 1,393
EQ/Capital Guardian Research ..............     Class B 1.80%        $ 12.62                    74
EQ/Capital Guardian Research ..............     Class B 1.90%        $ 12.53                    11
EQ/Capital Guardian U.S. Equity ...........     Class B 0.50%        $ 13.44                    --
EQ/Capital Guardian U.S. Equity ...........     Class B 0.95%        $ 12.98                    30
EQ/Capital Guardian U.S. Equity ...........     Class B 1.20%        $ 12.73                11,985
EQ/Capital Guardian U.S. Equity ...........     Class B 1.25%        $ 13.25                 9,363
EQ/Capital Guardian U.S. Equity ...........     Class B 1.30%        $ 13.20                   501
EQ/Capital Guardian U.S. Equity ...........     Class B 1.35%        $ 12.58                 4,201
EQ/Capital Guardian U.S. Equity ...........     Class B 1.40%        $ 12.53                13,648
EQ/Capital Guardian U.S. Equity ...........     Class B 1.50%        $ 13.14                 8,362
EQ/Capital Guardian U.S. Equity ...........     Class B 1.55%        $ 12.39                 3,680
EQ/Capital Guardian U.S. Equity ...........     Class B 1.60%        $ 12.34                12,120
EQ/Capital Guardian U.S. Equity ...........     Class B 1.65%        $ 13.07                10,590
EQ/Capital Guardian U.S. Equity ...........     Class B 1.70%        $ 12.24                 2,611
EQ/Capital Guardian U.S. Equity ...........     Class B 1.80%        $ 12.15                    94
EQ/Capital Guardian U.S. Equity ...........     Class B 1.90%        $ 12.05                     8
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.50%        $ 11.23                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 0.95%        $ 11.15                    --
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.20%        $ 11.10                   436
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.25%        $ 11.09                 2,166
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.30%        $  3.35                   966

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.35%        $ 11.07                   112
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.40%        $ 11.06                   626
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.50%        $ 11.05                 2,907
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.55%        $ 11.04                   382
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.60%        $ 11.03                   247
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.65%        $ 11.02                 1,957
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.70%        $ 11.01                   225
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.80%        $ 10.99                     1
EQ/Caywood-Scholl High Yield Bond .........     Class B 1.90%        $ 10.97                    --
EQ/Davis New York Venture .................     Class B 0.50%        $ 10.88                    --
EQ/Davis New York Venture .................     Class B 0.95%        $ 10.86                    --
EQ/Davis New York Venture .................     Class B 1.20%        $ 10.85                   302
EQ/Davis New York Venture .................     Class B 1.25%        $ 10.85                   597
EQ/Davis New York Venture .................     Class B 1.30%        $ 10.85                   406
EQ/Davis New York Venture .................     Class B 1.35%        $ 10.85                    94
EQ/Davis New York Venture .................     Class B 1.40%        $ 10.85                   414
EQ/Davis New York Venture .................     Class B 1.50%        $ 10.84                   815
EQ/Davis New York Venture .................     Class B 1.55%        $ 10.84                   665
EQ/Davis New York Venture .................     Class B 1.60%        $ 10.84                   332
EQ/Davis New York Venture .................     Class B 1.65%        $ 10.84                 1,788
EQ/Davis New York Venture .................     Class B 1.70%        $ 10.84                   216
EQ/Davis New York Venture .................     Class B 1.80%        $ 10.83                     1
EQ/Davis New York Venture .................     Class B 1.90%        $ 10.83                     1
EQ/Equity 500 Index .......................     Class B 0.50%        $ 33.46                    --
EQ/Equity 500 Index .......................     Class B 0.95%        $ 31.57                    10
EQ/Equity 500 Index .......................     Class B 1.20%        $ 30.56                 7,331
EQ/Equity 500 Index .......................     Class B 1.25%        $ 13.74                11,573
EQ/Equity 500 Index .......................     Class B 1.30%        $ 13.65                   553
EQ/Equity 500 Index .......................     Class B 1.35%        $ 29.97                 6,213
EQ/Equity 500 Index .......................     Class B 1.40%        $ 29.78                10,152
EQ/Equity 500 Index .......................     Class B 1.50%        $ 13.63                16,937
EQ/Equity 500 Index .......................     Class B 1.55%        $ 29.20                 3,534
EQ/Equity 500 Index .......................     Class B 1.60%        $ 29.01                 8,474
EQ/Equity 500 Index .......................     Class B 1.65%        $ 13.56                 9,866
EQ/Equity 500 Index .......................     Class B 1.70%        $ 28.64                 1,418
EQ/Equity 500 Index .......................     Class B 1.80%        $ 28.27                   223
EQ/Equity 500 Index .......................     Class B 1.90%        $ 27.90                    16
EQ/Evergreen International Bond ...........     Class B 0.50%        $ 10.05                    --
EQ/Evergreen International Bond ...........     Class B 0.95%        $ 10.00                    --
EQ/Evergreen International Bond ...........     Class B 1.20%        $  9.97                   493
EQ/Evergreen International Bond ...........     Class B 1.25%        $  9.96                 1,258
EQ/Evergreen International Bond ...........     Class B 1.30%        $  9.95                   316
EQ/Evergreen International Bond ...........     Class B 1.35%        $ 10.02                   125
EQ/Evergreen International Bond ...........     Class B 1.40%        $  9.94                   604
EQ/Evergreen International Bond ...........     Class B 1.50%        $  9.93                 2,213
EQ/Evergreen International Bond ...........     Class B 1.55%        $  9.92                   457
EQ/Evergreen International Bond ...........     Class B 1.60%        $  9.92                   471
EQ/Evergreen International Bond ...........     Class B 1.65%        $  9.91                 2,013
EQ/Evergreen International Bond ...........     Class B 1.70%        $  9.90                   185
EQ/Evergreen International Bond ...........     Class B 1.80%        $  9.89                    --
EQ/Evergreen International Bond ...........     Class B 1.90%        $  9.88                     1
EQ/Evergreen Omega ........................     Class B 0.50%        $  9.55                    --
EQ/Evergreen Omega ........................     Class B 0.95%        $  9.21                    --
EQ/Evergreen Omega ........................     Class B 1.20%        $  9.03                 2,218
EQ/Evergreen Omega ........................     Class B 1.25%        $ 12.14                 1,943
EQ/Evergreen Omega ........................     Class B 1.30%        $ 12.09                    81

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/Evergreen Omega ..................     Class B 1.35%        $  8.92                   275
EQ/Evergreen Omega ..................     Class B 1.40%        $  8.89                 2,818
EQ/Evergreen Omega ..................     Class B 1.50%        $ 12.04                 2,163
EQ/Evergreen Omega ..................     Class B 1.55%        $  8.78                   319
EQ/Evergreen Omega ..................     Class B 1.60%        $  8.74                 1,731
EQ/Evergreen Omega ..................     Class B 1.65%        $ 11.98                 1,979
EQ/Evergreen Omega ..................     Class B 1.70%        $  8.67                   215
EQ/Evergreen Omega ..................     Class B 1.80%        $  8.60                     1
EQ/Evergreen Omega ..................     Class B 1.90%        $  8.53                     6
EQ/FI Mid Cap .......................     Class B 0.50%        $ 13.58                    --
EQ/FI Mid Cap .......................     Class B 0.95%        $ 13.19                    30
EQ/FI Mid Cap .......................     Class B 1.20%        $ 12.98                11,305
EQ/FI Mid Cap .......................     Class B 1.25%        $ 15.04                 9,034
EQ/FI Mid Cap .......................     Class B 1.30%        $ 14.99                   587
EQ/FI Mid Cap .......................     Class B 1.35%        $ 12.86                 1,862
EQ/FI Mid Cap .......................     Class B 1.40%        $ 12.82                13,979
EQ/FI Mid Cap .......................     Class B 1.50%        $ 14.92                11,897
EQ/FI Mid Cap .......................     Class B 1.55%        $ 12.70                 4,317
EQ/FI Mid Cap .......................     Class B 1.60%        $ 12.66                 8,561
EQ/FI Mid Cap .......................     Class B 1.65%        $ 14.84                 8,706
EQ/FI Mid Cap .......................     Class B 1.70%        $ 12.57                 1,890
EQ/FI Mid Cap .......................     Class B 1.80%        $ 12.49                    65
EQ/FI Mid Cap .......................     Class B 1.90%        $ 12.41                    13
EQ/FI Mid Cap Value .................     Class B 0.50%        $ 19.07                    --
EQ/FI Mid Cap Value .................     Class B 0.95%        $ 18.25                    20
EQ/FI Mid Cap Value .................     Class B 1.20%        $ 17.81                 8,423
EQ/FI Mid Cap Value .................     Class B 1.25%        $ 15.71                 7,522
EQ/FI Mid Cap Value .................     Class B 1.30%        $ 15.64                   506
EQ/FI Mid Cap Value .................     Class B 1.35%        $ 17.55                 1,465
EQ/FI Mid Cap Value .................     Class B 1.40%        $ 17.47                11,353
EQ/FI Mid Cap Value .................     Class B 1.50%        $ 15.58                10,619
EQ/FI Mid Cap Value .................     Class B 1.55%        $ 17.21                 3,215
EQ/FI Mid Cap Value .................     Class B 1.60%        $ 17.13                 6,178
EQ/FI Mid Cap Value .................     Class B 1.65%        $ 15.51                 6,490
EQ/FI Mid Cap Value .................     Class B 1.70%        $ 16.96                 1,156
EQ/FI Mid Cap Value .................     Class B 1.80%        $ 16.79                    61
EQ/FI Mid Cap Value .................     Class B 1.90%        $ 16.63                    15
EQ/Franklin Income ..................     Class B 0.50%        $ 10.46                    --
EQ/Franklin Income ..................     Class B 0.95%        $ 10.44                    --
EQ/Franklin Income ..................     Class B 1.20%        $ 10.43                   664
EQ/Franklin Income ..................     Class B 1.25%        $ 10.43                 1,560
EQ/Franklin Income ..................     Class B 1.30%        $ 10.43                   828
EQ/Franklin Income ..................     Class B 1.35%        $ 10.43                   141
EQ/Franklin Income ..................     Class B 1.40%        $ 10.43                 1,197
EQ/Franklin Income ..................     Class B 1.50%        $ 10.42                 2,190
EQ/Franklin Income ..................     Class B 1.55%        $ 10.42                 1,076
EQ/Franklin Income ..................     Class B 1.60%        $ 10.42                   730
EQ/Franklin Income ..................     Class B 1.65%        $ 10.42                 3,992
EQ/Franklin Income ..................     Class B 1.70%        $ 10.42                   368
EQ/Franklin Income ..................     Class B 1.80%        $ 10.41                    10
EQ/Franklin Income ..................     Class B 1.90%        $ 10.41                    --
EQ/Franklin Small Cap Value .........     Class B 0.50%        $ 10.85                    --
EQ/Franklin Small Cap Value .........     Class B 0.95%        $ 10.84                    --
EQ/Franklin Small Cap Value .........     Class B 1.20%        $ 10.83                    78
EQ/Franklin Small Cap Value .........     Class B 1.25%        $ 10.83                   191
EQ/Franklin Small Cap Value .........     Class B 1.30%        $ 10.82                   123

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                               Contract charges     Unit Value     Units Outstanding (000's)
                                              ------------------   ------------   --------------------------
EQ/Franklin Small Cap Value ...............     Class B 1.35%        $ 10.82                    14
EQ/Franklin Small Cap Value ...............     Class B 1.40%        $ 10.82                   120
EQ/Franklin Small Cap Value ...............     Class B 1.50%        $ 10.82                   327
EQ/Franklin Small Cap Value ...............     Class B 1.55%        $ 10.82                   153
EQ/Franklin Small Cap Value ...............     Class B 1.60%        $ 10.81                    51
EQ/Franklin Small Cap Value ...............     Class B 1.65%        $ 10.81                   384
EQ/Franklin Small Cap Value ...............     Class B 1.70%        $ 10.81                    38
EQ/Franklin Small Cap Value ...............     Class B 1.80%        $ 10.81                    --
EQ/Franklin Small Cap Value ...............     Class B 1.90%        $ 10.80                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.50%        $ 11.79                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 0.95%        $ 11.71                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.20%        $ 11.66                   321
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.25%        $ 11.65                 1,305
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.30%        $ 11.43                   231
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.35%        $ 11.63                    74
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.40%        $ 11.62                   738
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.50%        $ 11.60                 2,148
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.55%        $ 11.59                   425
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.60%        $ 11.58                   268
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.65%        $ 11.57                 1,759
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.70%        $ 11.56                   193
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.80%        $ 11.54                    --
EQ/GAMCO Mergers and Acquisitions .........     Class B 1.90%        $ 11.52                    --
EQ/GAMCO Small Company Value ..............     Class B 0.50%        $ 32.21                    --
EQ/GAMCO Small Company Value ..............     Class B 0.95%        $ 29.63                    --
EQ/GAMCO Small Company Value ..............     Class B 1.20%        $ 28.28                   341
EQ/GAMCO Small Company Value ..............     Class B 1.25%        $ 28.02                 1,848
EQ/GAMCO Small Company Value ..............     Class B 1.30%        $ 43.04                   156
EQ/GAMCO Small Company Value ..............     Class B 1.35%        $ 27.50                   141
EQ/GAMCO Small Company Value ..............     Class B 1.40%        $ 27.24                   640
EQ/GAMCO Small Company Value ..............     Class B 1.50%        $ 26.74                 2,995
EQ/GAMCO Small Company Value ..............     Class B 1.55%        $ 26.49                   519
EQ/GAMCO Small Company Value ..............     Class B 1.60%        $ 26.24                   291
EQ/GAMCO Small Company Value ..............     Class B 1.65%        $ 26.00                 1,796
EQ/GAMCO Small Company Value ..............     Class B 1.70%        $ 25.76                   233
EQ/GAMCO Small Company Value ..............     Class B 1.80%        $ 25.28                     1
EQ/GAMCO Small Company Value ..............     Class B 1.90%        $ 24.81                     6
EQ/International Growth ...................     Class B 0.50%        $ 14.46                    --
EQ/International Growth ...................     Class B 0.95%        $ 14.35                    --
EQ/International Growth ...................     Class B 1.20%        $ 14.29                   240
EQ/International Growth ...................     Class B 1.25%        $ 14.28                 1,109
EQ/International Growth ...................     Class B 1.30%        $  6.33                   363
EQ/International Growth ...................     Class B 1.35%        $ 14.25                    78
EQ/International Growth ...................     Class B 1.40%        $ 14.24                   436
EQ/International Growth ...................     Class B 1.50%        $ 14.22                 1,341
EQ/International Growth ...................     Class B 1.55%        $ 14.20                   310
EQ/International Growth ...................     Class B 1.60%        $ 14.19                   273
EQ/International Growth ...................     Class B 1.65%        $ 14.18                 1,674
EQ/International Growth ...................     Class B 1.70%        $ 14.17                   269
EQ/International Growth ...................     Class B 1.80%        $ 14.14                     3
EQ/International Growth ...................     Class B 1.90%        $ 14.12                    --
EQ/Janus Large Cap Growth .................     Class B 0.50%        $  6.72                    --
EQ/Janus Large Cap Growth .................     Class B 0.95%        $  6.53                    17
EQ/Janus Large Cap Growth .................     Class B 1.20%        $  6.43                 4,810
EQ/Janus Large Cap Growth .................     Class B 1.25%        $ 12.28                 1,601
EQ/Janus Large Cap Growth .................     Class B 1.30%        $ 12.77                    80

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                             Contract charges     Unit Value     Units Outstanding (000's)
                                            ------------------   ------------   --------------------------
EQ/Janus Large Cap Growth ...............     Class B 1.35%        $  6.36                   839
EQ/Janus Large Cap Growth ...............     Class B 1.40%        $  6.34                 6,556
EQ/Janus Large Cap Growth ...............     Class B 1.50%        $ 12.18                 2,498
EQ/Janus Large Cap Growth ...............     Class B 1.55%        $  6.28                 4,487
EQ/Janus Large Cap Growth ...............     Class B 1.60%        $  6.26                 5,400
EQ/Janus Large Cap Growth ...............     Class B 1.65%        $ 12.12                 1,717
EQ/Janus Large Cap Growth ...............     Class B 1.70%        $  6.22                   886
EQ/Janus Large Cap Growth ...............     Class B 1.80%        $  6.18                    42
EQ/Janus Large Cap Growth ...............     Class B 1.90%        $  6.14                    33
EQ/JPMorgan Core Bond ...................     Class B 0.50%        $ 15.48                    --
EQ/JPMorgan Core Bond ...................     Class B 0.95%        $ 14.86                    24
EQ/JPMorgan Core Bond ...................     Class B 1.20%        $ 14.53                10,809
EQ/JPMorgan Core Bond ...................     Class B 1.25%        $ 10.89                13,554
EQ/JPMorgan Core Bond ...................     Class B 1.30%        $ 10.84                 1,106
EQ/JPMorgan Core Bond ...................     Class B 1.35%        $ 14.33                 6,838
EQ/JPMorgan Core Bond ...................     Class B 1.40%        $ 14.27                15,682
EQ/JPMorgan Core Bond ...................     Class B 1.50%        $ 10.80                17,343
EQ/JPMorgan Core Bond ...................     Class B 1.55%        $ 14.07                 7,950
EQ/JPMorgan Core Bond ...................     Class B 1.60%        $ 14.01                12,428
EQ/JPMorgan Core Bond ...................     Class B 1.65%        $ 10.74                11,680
EQ/JPMorgan Core Bond ...................     Class B 1.70%        $ 13.88                 1,477
EQ/JPMorgan Core Bond ...................     Class B 1.80%        $ 13.75                   187
EQ/JPMorgan Core Bond ...................     Class B 1.90%        $ 13.63                    38
EQ/JPMorgan Value Opportunities .........     Class B 0.50%        $ 17.46                    --
EQ/JPMorgan Value Opportunities .........     Class B 0.95%        $ 16.71                    12
EQ/JPMorgan Value Opportunities .........     Class B 1.20%        $ 16.31                 3,079
EQ/JPMorgan Value Opportunities .........     Class B 1.25%        $ 14.67                 1,576
EQ/JPMorgan Value Opportunities .........     Class B 1.30%        $ 14.59                   104
EQ/JPMorgan Value Opportunities .........     Class B 1.35%        $ 16.07                10,415
EQ/JPMorgan Value Opportunities .........     Class B 1.40%        $ 15.99                 3,983
EQ/JPMorgan Value Opportunities .........     Class B 1.50%        $ 14.55                 1,785
EQ/JPMorgan Value Opportunities .........     Class B 1.55%        $ 15.76                 4,048
EQ/JPMorgan Value Opportunities .........     Class B 1.60%        $ 15.68                 4,115
EQ/JPMorgan Value Opportunities .........     Class B 1.65%        $ 14.47                 1,769
EQ/JPMorgan Value Opportunities .........     Class B 1.70%        $ 15.53                   351
EQ/JPMorgan Value Opportunities .........     Class B 1.80%        $ 15.37                    78
EQ/JPMorgan Value Opportunities .........     Class B 1.90%        $ 15.22                    16
EQ/Legg Mason Value Equity ..............     Class B 0.50%        $ 11.33                    --
EQ/Legg Mason Value Equity ..............     Class B 0.95%        $ 11.27                    --
EQ/Legg Mason Value Equity ..............     Class B 1.20%        $ 11.24                   605
EQ/Legg Mason Value Equity ..............     Class B 1.25%        $ 11.23                 2,181
EQ/Legg Mason Value Equity ..............     Class B 1.30%        $ 11.22                   314
EQ/Legg Mason Value Equity ..............     Class B 1.35%        $ 11.38                   182
EQ/Legg Mason Value Equity ..............     Class B 1.40%        $ 11.21                 1,110
EQ/Legg Mason Value Equity ..............     Class B 1.50%        $ 11.19                 3,427
EQ/Legg Mason Value Equity ..............     Class B 1.55%        $ 11.19                   738
EQ/Legg Mason Value Equity ..............     Class B 1.60%        $ 11.18                   784
EQ/Legg Mason Value Equity ..............     Class B 1.65%        $ 11.17                 5,957
EQ/Legg Mason Value Equity ..............     Class B 1.70%        $ 11.17                   532
EQ/Legg Mason Value Equity ..............     Class B 1.80%        $ 11.15                    --
EQ/Legg Mason Value Equity ..............     Class B 1.90%        $ 11.14                    --
EQ/Long Term Bond .......................     Class B 0.50%        $ 10.19                    --
EQ/Long Term Bond .......................     Class B 0.95%        $ 10.11                    --
EQ/Long Term Bond .......................     Class B 1.20%        $ 10.07                   370
EQ/Long Term Bond .......................     Class B 1.25%        $ 10.06                 1,819
EQ/Long Term Bond .......................     Class B 1.30%        $  7.67                   249

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Long Term Bond ........................     Class B 1.35%        $ 10.04                   287
EQ/Long Term Bond ........................     Class B 1.40%        $ 10.04                 1,060
EQ/Long Term Bond ........................     Class B 1.50%        $ 10.02                 2,606
EQ/Long Term Bond ........................     Class B 1.55%        $ 10.01                   567
EQ/Long Term Bond ........................     Class B 1.60%        $ 10.00                   390
EQ/Long Term Bond ........................     Class B 1.65%        $  9.99                   878
EQ/Long Term Bond ........................     Class B 1.70%        $  9.98                   135
EQ/Long Term Bond ........................     Class B 1.80%        $  9.97                    --
EQ/Long Term Bond ........................     Class B 1.90%        $  9.95                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.50%        $ 12.43                    --
EQ/Lord Abbett Growth and Income .........     Class B 0.95%        $ 12.34                    --
EQ/Lord Abbett Growth and Income .........     Class B 1.20%        $ 12.29                   438
EQ/Lord Abbett Growth and Income .........     Class B 1.25%        $ 12.28                 1,836
EQ/Lord Abbett Growth and Income .........     Class B 1.30%        $ 12.32                   291
EQ/Lord Abbett Growth and Income .........     Class B 1.35%        $ 12.25                   490
EQ/Lord Abbett Growth and Income .........     Class B 1.40%        $ 12.24                 1,083
EQ/Lord Abbett Growth and Income .........     Class B 1.50%        $ 12.22                 2,458
EQ/Lord Abbett Growth and Income .........     Class B 1.55%        $ 12.21                   501
EQ/Lord Abbett Growth and Income .........     Class B 1.60%        $ 12.20                   502
EQ/Lord Abbett Growth and Income .........     Class B 1.65%        $ 12.19                 3,163
EQ/Lord Abbett Growth and Income .........     Class B 1.70%        $ 12.18                   308
EQ/Lord Abbett Growth and Income .........     Class B 1.80%        $ 12.16                     1
EQ/Lord Abbett Growth and Income .........     Class B 1.90%        $ 12.14                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.50%        $ 11.91                    --
EQ/Lord Abbett Large Cap Core ............     Class B 0.95%        $ 11.82                    --
EQ/Lord Abbett Large Cap Core ............     Class B 1.20%        $ 11.77                   117
EQ/Lord Abbett Large Cap Core ............     Class B 1.25%        $ 11.76                   841
EQ/Lord Abbett Large Cap Core ............     Class B 1.30%        $ 11.83                    92
EQ/Lord Abbett Large Cap Core ............     Class B 1.35%        $ 11.74                    80
EQ/Lord Abbett Large Cap Core ............     Class B 1.40%        $ 11.73                   339
EQ/Lord Abbett Large Cap Core ............     Class B 1.50%        $ 11.71                 1,013
EQ/Lord Abbett Large Cap Core ............     Class B 1.55%        $ 11.70                   138
EQ/Lord Abbett Large Cap Core ............     Class B 1.60%        $ 11.69                   166
EQ/Lord Abbett Large Cap Core ............     Class B 1.65%        $ 11.68                 1,248
EQ/Lord Abbett Large Cap Core ............     Class B 1.70%        $ 11.67                   196
EQ/Lord Abbett Large Cap Core ............     Class B 1.80%        $ 11.65                     1
EQ/Lord Abbett Large Cap Core ............     Class B 1.90%        $ 11.63                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.50%        $ 12.54                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 0.95%        $ 12.45                    --
EQ/Lord Abbett Mid Cap Value .............     Class B 1.20%        $ 12.40                   597
EQ/Lord Abbett Mid Cap Value .............     Class B 1.25%        $ 12.39                 3,813
EQ/Lord Abbett Mid Cap Value .............     Class B 1.30%        $ 12.50                   408
EQ/Lord Abbett Mid Cap Value .............     Class B 1.35%        $ 12.36                   214
EQ/Lord Abbett Mid Cap Value .............     Class B 1.40%        $ 12.35                 1,071
EQ/Lord Abbett Mid Cap Value .............     Class B 1.50%        $ 12.33                 4,143
EQ/Lord Abbett Mid Cap Value .............     Class B 1.55%        $ 12.32                   531
EQ/Lord Abbett Mid Cap Value .............     Class B 1.60%        $ 12.31                   519
EQ/Lord Abbett Mid Cap Value .............     Class B 1.65%        $ 12.30                 5,585
EQ/Lord Abbett Mid Cap Value .............     Class B 1.70%        $ 12.29                   591
EQ/Lord Abbett Mid Cap Value .............     Class B 1.80%        $ 12.27                     1
EQ/Lord Abbett Mid Cap Value .............     Class B 1.90%        $ 12.25                     1
EQ/Marsico Focus .........................     Class B 0.50%        $ 17.20                    --
EQ/Marsico Focus .........................     Class B 0.95%        $ 16.79                    22
EQ/Marsico Focus .........................     Class B 1.20%        $ 16.57                13,414
EQ/Marsico Focus .........................     Class B 1.25%        $ 13.64                17,558
EQ/Marsico Focus .........................     Class B 1.30%        $ 13.60                 1,416

                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                              Contract charges     Unit Value     Units Outstanding (000's)
                                             ------------------   ------------   --------------------------
EQ/Marsico Focus .........................     Class B 1.35%        $ 16.44                 1,821
EQ/Marsico Focus .........................     Class B 1.40%        $ 16.39                19,097
EQ/Marsico Focus .........................     Class B 1.50%        $ 13.52                22,005
EQ/Marsico Focus .........................     Class B 1.55%        $ 16.26                 2,666
EQ/Marsico Focus .........................     Class B 1.60%        $ 16.22                10,192
EQ/Marsico Focus .........................     Class B 1.65%        $ 13.45                20,022
EQ/Marsico Focus .........................     Class B 1.70%        $ 16.13                 2,714
EQ/Marsico Focus .........................     Class B 1.80%        $ 16.04                    63
EQ/Marsico Focus .........................     Class B 1.90%        $ 15.95                     4
EQ/Mercury Basic Value Equity ............     Class B 0.50%        $ 26.27                    --
EQ/Mercury Basic Value Equity ............     Class B 0.95%        $ 25.15                     1
EQ/Mercury Basic Value Equity ............     Class B 1.20%        $ 24.54                 4,984
EQ/Mercury Basic Value Equity ............     Class B 1.25%        $ 14.49                 7,573
EQ/Mercury Basic Value Equity ............     Class B 1.30%        $ 14.42                   385
EQ/Mercury Basic Value Equity ............     Class B 1.35%        $ 24.18                 2,960
EQ/Mercury Basic Value Equity ............     Class B 1.40%        $ 24.06                 7,155
EQ/Mercury Basic Value Equity ............     Class B 1.50%        $ 14.37                10,040
EQ/Mercury Basic Value Equity ............     Class B 1.55%        $ 23.71                 1,301
EQ/Mercury Basic Value Equity ............     Class B 1.60%        $ 23.60                 3,644
EQ/Mercury Basic Value Equity ............     Class B 1.65%        $ 14.30                 5,785
EQ/Mercury Basic Value Equity ............     Class B 1.70%        $ 23.37                   856
EQ/Mercury Basic Value Equity ............     Class B 1.80%        $ 23.14                    51
EQ/Mercury Basic Value Equity ............     Class B 1.90%        $ 22.91                    12
EQ/Mercury International Value ...........     Class B 0.50%        $ 24.88                    --
EQ/Mercury International Value ...........     Class B 0.95%        $ 23.81                    30
EQ/Mercury International Value ...........     Class B 1.20%        $ 23.24                 4,607
EQ/Mercury International Value ...........     Class B 1.25%        $ 18.13                 7,280
EQ/Mercury International Value ...........     Class B 1.30%        $ 18.04                   590
EQ/Mercury International Value ...........     Class B 1.35%        $ 22.90                 6,421
EQ/Mercury International Value ...........     Class B 1.40%        $ 22.79                 6,439
EQ/Mercury International Value ...........     Class B 1.50%        $ 17.98                10,173
EQ/Mercury International Value ...........     Class B 1.55%        $ 22.46                 3,580
EQ/Mercury International Value ...........     Class B 1.60%        $ 22.35                 4,311
EQ/Mercury International Value ...........     Class B 1.65%        $ 17.89                 7,223
EQ/Mercury International Value ...........     Class B 1.70%        $ 22.13                 1,052
EQ/Mercury International Value ...........     Class B 1.80%        $ 21.91                    64
EQ/Mercury International Value ...........     Class B 1.90%        $ 21.70                     8
EQ/MFS Emerging Growth Companies .........     Class B 0.50%        $ 16.39                    --
EQ/MFS Emerging Growth Companies .........     Class B 0.95%        $ 15.69                    22
EQ/MFS Emerging Growth Companies .........     Class B 1.20%        $ 15.31                 1,300
EQ/MFS Emerging Growth Companies .........     Class B 1.25%        $ 13.06                 1,399
EQ/MFS Emerging Growth Companies .........     Class B 1.30%        $ 13.00                    58
EQ/MFS Emerging Growth Companies .........     Class B 1.35%        $ 15.09                 5,280
EQ/MFS Emerging Growth Companies .........     Class B 1.40%        $ 15.02                 1,899
EQ/MFS Emerging Growth Companies .........     Class B 1.50%        $ 12.95                 2,120
EQ/MFS Emerging Growth Companies .........     Class B 1.55%        $ 14.80                 2,090
EQ/MFS Emerging Growth Companies .........     Class B 1.60%        $ 14.72                 3,075
EQ/MFS Emerging Growth Companies .........     Class B 1.65%        $ 12.89                 1,215
EQ/MFS Emerging Growth Companies .........     Class B 1.70%        $ 14.58                   192
EQ/MFS Emerging Growth Companies .........     Class B 1.80%        $ 14.44                     9
EQ/MFS Emerging Growth Companies .........     Class B 1.90%        $ 14.30                     1
EQ/MFS Investors Trust ...................     Class B 0.50%        $ 11.33                    --
EQ/MFS Investors Trust ...................     Class B 0.95%        $ 10.93                     4
EQ/MFS Investors Trust ...................     Class B 1.20%        $ 10.71                 3,293
EQ/MFS Investors Trust ...................     Class B 1.25%        $ 13.74                 1,098
EQ/MFS Investors Trust ...................     Class B 1.30%        $ 13.69                    37

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                         Contract charges     Unit Value     Units Outstanding (000's)
                                        ------------------   ------------   --------------------------
EQ/MFS Investors Trust ..............     Class B 1.35%        $ 10.58                 3,675
EQ/MFS Investors Trust ..............     Class B 1.40%        $ 10.54                 3,928
EQ/MFS Investors Trust ..............     Class B 1.50%        $ 13.63                 1,278
EQ/MFS Investors Trust ..............     Class B 1.55%        $ 10.41                 4,130
EQ/MFS Investors Trust ..............     Class B 1.60%        $ 10.37                 6,684
EQ/MFS Investors Trust ..............     Class B 1.65%        $ 13.56                 1,455
EQ/MFS Investors Trust ..............     Class B 1.70%        $ 10.28                   510
EQ/MFS Investors Trust ..............     Class B 1.80%        $ 10.20                    56
EQ/MFS Investors Trust ..............     Class B 1.90%        $ 10.12                     5
EQ/Money Market .....................     Class B 0.00%        $ 41.55                   197
EQ/Money Market .....................     Class B 0.50%        $ 36.58                    --
EQ/Money Market .....................     Class B 0.95%        $ 32.60                    10
EQ/Money Market .....................     Class B 1.20%        $ 30.57                 1,365
EQ/Money Market .....................     Class B 1.25%        $ 10.38                 3,721
EQ/Money Market .....................     Class B 1.30%        $ 10.24                   702
EQ/Money Market .....................     Class B 1.35%        $ 29.41                 2,410
EQ/Money Market .....................     Class B 1.40%        $ 29.03                 2,668
EQ/Money Market .....................     Class B 1.50%        $ 10.29                 9,565
EQ/Money Market .....................     Class B 1.55%        $ 27.92                 2,933
EQ/Money Market .....................     Class B 1.60%        $ 27.57                 3,996
EQ/Money Market .....................     Class B 1.65%        $ 10.24                 4,632
EQ/Money Market .....................     Class B 1.70%        $ 26.86                 1,102
EQ/Money Market .....................     Class B 1.80%        $ 26.18                    24
EQ/Money Market .....................     Class B 1.90%        $ 25.51                     8
EQ/Montag & Caldwell Growth .........     Class B 0.50%        $  5.26                    --
EQ/Montag & Caldwell Growth .........     Class B 0.95%        $  5.07                    --
EQ/Montag & Caldwell Growth .........     Class B 1.20%        $  4.97                   143
EQ/Montag & Caldwell Growth .........     Class B 1.25%        $  4.95                 1,387
EQ/Montag & Caldwell Growth .........     Class B 1.30%        $  1.98                   449
EQ/Montag & Caldwell Growth .........     Class B 1.35%        $  4.91                    28
EQ/Montag & Caldwell Growth .........     Class B 1.40%        $  4.89                   389
EQ/Montag & Caldwell Growth .........     Class B 1.50%        $  4.85                 2,170
EQ/Montag & Caldwell Growth .........     Class B 1.55%        $  4.83                   155
EQ/Montag & Caldwell Growth .........     Class B 1.60%        $  4.81                   206
EQ/Montag & Caldwell Growth .........     Class B 1.65%        $  4.79                 1,430
EQ/Montag & Caldwell Growth .........     Class B 1.70%        $  4.77                    83
EQ/Montag & Caldwell Growth .........     Class B 1.80%        $  4.73                    --
EQ/Montag & Caldwell Growth .........     Class B 1.90%        $  4.69                    --
EQ/Mutual Shares ....................     Class B 0.50%        $ 10.74                    --
EQ/Mutual Shares ....................     Class B 0.95%        $ 10.72                    --
EQ/Mutual Shares ....................     Class B 1.20%        $ 10.71                   372
EQ/Mutual Shares ....................     Class B 1.25%        $ 10.71                 1,134
EQ/Mutual Shares ....................     Class B 1.30%        $ 10.71                   666
EQ/Mutual Shares ....................     Class B 1.35%        $ 10.71                    92
EQ/Mutual Shares ....................     Class B 1.40%        $ 10.71                   565
EQ/Mutual Shares ....................     Class B 1.50%        $ 10.70                 1,152
EQ/Mutual Shares ....................     Class B 1.55%        $ 10.70                   623
EQ/Mutual Shares ....................     Class B 1.60%        $ 10.70                   372
EQ/Mutual Shares ....................     Class B 1.65%        $ 10.70                 2,470
EQ/Mutual Shares ....................     Class B 1.70%        $ 10.70                   258
EQ/Mutual Shares ....................     Class B 1.80%        $ 10.69                     9
EQ/Mutual Shares ....................     Class B 1.90%        $ 10.69                    --
EQ/Oppenheimer Global ...............     Class B 0.50%        $ 11.12                    --
EQ/Oppenheimer Global ...............     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Global ...............     Class B 1.20%        $ 11.10                   135
EQ/Oppenheimer Global ...............     Class B 1.25%        $ 11.10                   217

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                    Contract charges     Unit Value     Units Outstanding (000's)
                                                   ------------------   ------------   --------------------------
EQ/Oppenheimer Global ..........................     Class B 1.30%        $ 11.10                   158
EQ/Oppenheimer Global ..........................     Class B 1.35%        $ 11.09                    34
EQ/Oppenheimer Global ..........................     Class B 1.40%        $ 11.09                   205
EQ/Oppenheimer Global ..........................     Class B 1.50%        $ 11.09                   270
EQ/Oppenheimer Global ..........................     Class B 1.55%        $ 11.09                   227
EQ/Oppenheimer Global ..........................     Class B 1.60%        $ 11.09                    61
EQ/Oppenheimer Global ..........................     Class B 1.65%        $ 11.08                   367
EQ/Oppenheimer Global ..........................     Class B 1.70%        $ 11.08                    83
EQ/Oppenheimer Global ..........................     Class B 1.80%        $ 11.08                     1
EQ/Oppenheimer Global ..........................     Class B 1.90%        $ 11.07                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.50%        $ 10.96                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 0.95%        $ 10.95                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.20%        $ 10.94                    12
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.25%        $ 10.93                   111
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.30%        $ 10.93                    35
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.35%        $ 10.93                    10
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.40%        $ 10.93                    84
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.50%        $ 10.93                   144
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.55%        $ 10.92                   158
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.60%        $ 10.92                    21
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.65%        $ 10.92                   133
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.70%        $ 10.92                    20
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.80%        $ 10.92                    --
EQ/Oppenheimer Main Street Opportunity .........     Class B 1.90%        $ 10.91                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.50%        $ 11.13                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 0.95%        $ 11.11                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.20%        $ 11.10                    20
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.25%        $ 11.10                   122
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.30%        $ 11.10                    96
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.35%        $ 11.10                     9
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.40%        $ 11.10                    49
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.50%        $ 11.09                   155
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.55%        $ 11.09                   186
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.60%        $ 11.09                    30
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.65%        $ 11.09                   182
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.70%        $ 11.09                    19
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.80%        $ 11.08                    --
EQ/Oppenheimer Main Street Small Cap ...........     Class B 1.90%        $ 11.08                    --
EQ/PIMCO Real Return ...........................     Class B 0.50%        $  9.98                    --
EQ/PIMCO Real Return ...........................     Class B 0.95%        $  9.91                    --
EQ/PIMCO Real Return ...........................     Class B 1.20%        $  9.86                 1,522
EQ/PIMCO Real Return ...........................     Class B 1.25%        $  9.86                 6,212
EQ/PIMCO Real Return ...........................     Class B 1.30%        $  8.59                   841
EQ/PIMCO Real Return ...........................     Class B 1.35%        $  9.84                   431
EQ/PIMCO Real Return ...........................     Class B 1.40%        $  9.83                 2,107
EQ/PIMCO Real Return ...........................     Class B 1.50%        $  9.81                 8,347
EQ/PIMCO Real Return ...........................     Class B 1.55%        $  9.81                 1,202
EQ/PIMCO Real Return ...........................     Class B 1.60%        $  9.80                 1,411
EQ/PIMCO Real Return ...........................     Class B 1.65%        $  9.79                 8,303
EQ/PIMCO Real Return ...........................     Class B 1.70%        $  9.78                   730
EQ/PIMCO Real Return ...........................     Class B 1.80%        $  9.76                     1
EQ/PIMCO Real Return ...........................     Class B 1.90%        $  9.75                     2
EQ/Short Duration Bond .........................     Class B 0.50%        $ 10.38                    --
EQ/Short Duration Bond .........................     Class B 0.95%        $ 10.30                    --
EQ/Short Duration Bond .........................     Class B 1.20%        $ 10.26                   356
EQ/Short Duration Bond .........................     Class B 1.25%        $ 10.25                 1,130

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                     Contract charges     Unit Value     Units Outstanding (000's)
                                    ------------------   ------------   --------------------------
EQ/Short Duration Bond ..........     Class B 1.30%        $  9.87                   111
EQ/Short Duration Bond ..........     Class B 1.35%        $ 10.23                   185
EQ/Short Duration Bond ..........     Class B 1.40%        $ 10.23                   497
EQ/Short Duration Bond ..........     Class B 1.50%        $ 10.21                   979
EQ/Short Duration Bond ..........     Class B 1.55%        $ 10.20                   205
EQ/Short Duration Bond ..........     Class B 1.60%        $ 10.19                   593
EQ/Short Duration Bond ..........     Class B 1.65%        $ 10.18                 1,594
EQ/Short Duration Bond ..........     Class B 1.70%        $ 10.17                   202
EQ/Short Duration Bond ..........     Class B 1.80%        $ 10.16                     3
EQ/Short Duration Bond ..........     Class B 1.90%        $ 10.14                     7
EQ/Small Cap Value ..............     Class B 0.50%        $ 21.25                    --
EQ/Small Cap Value ..............     Class B 0.95%        $ 20.40                    16
EQ/Small Cap Value ..............     Class B 1.20%        $ 19.94                 6,898
EQ/Small Cap Value ..............     Class B 1.25%        $ 15.00                 8,534
EQ/Small Cap Value ..............     Class B 1.30%        $ 14.93                   327
EQ/Small Cap Value ..............     Class B 1.35%        $ 19.67                 3,861
EQ/Small Cap Value ..............     Class B 1.40%        $ 19.58                 9,327
EQ/Small Cap Value ..............     Class B 1.50%        $ 14.88                11,213
EQ/Small Cap Value ..............     Class B 1.55%        $ 19.31                 2,465
EQ/Small Cap Value ..............     Class B 1.60%        $ 19.22                 5,693
EQ/Small Cap Value ..............     Class B 1.65%        $ 14.80                 7,719
EQ/Small Cap Value ..............     Class B 1.70%        $ 19.05                 1,201
EQ/Small Cap Value ..............     Class B 1.80%        $ 18.88                    77
EQ/Small Cap Value ..............     Class B 1.90%        $ 18.70                    16
EQ/Small Company Growth .........     Class B 0.50%        $  9.42                    --
EQ/Small Company Growth .........     Class B 0.95%        $  9.09                     5
EQ/Small Company Growth .........     Class B 1.20%        $  8.90                   680
EQ/Small Company Growth .........     Class B 1.25%        $  8.87                 3,735
EQ/Small Company Growth .........     Class B 1.30%        $  5.09                   574
EQ/Small Company Growth .........     Class B 1.35%        $  8.79                   259
EQ/Small Company Growth .........     Class B 1.40%        $  8.76                 1,478
EQ/Small Company Growth .........     Class B 1.50%        $  8.69                 5,187
EQ/Small Company Growth .........     Class B 1.55%        $  8.65                   627
EQ/Small Company Growth .........     Class B 1.60%        $  8.61                   605
EQ/Small Company Growth .........     Class B 1.65%        $  8.58                 3,530
EQ/Small Company Growth .........     Class B 1.70%        $  8.54                   475
EQ/Small Company Growth .........     Class B 1.80%        $  8.47                    --
EQ/Small Company Growth .........     Class B 1.90%        $  8.40                    --
EQ/Small Company Index ..........     Class B 0.50%        $ 18.52                    --
EQ/Small Company Index ..........     Class B 0.95%        $ 17.78                    15
EQ/Small Company Index ..........     Class B 1.20%        $ 17.38                 3,525
EQ/Small Company Index ..........     Class B 1.25%        $ 14.92                 3,972
EQ/Small Company Index ..........     Class B 1.30%        $ 14.85                   370
EQ/Small Company Index ..........     Class B 1.35%        $ 17.14                 1,660
EQ/Small Company Index ..........     Class B 1.40%        $ 17.06                 5,392
EQ/Small Company Index ..........     Class B 1.50%        $ 14.80                 5,853
EQ/Small Company Index ..........     Class B 1.55%        $ 16.83                 1,231
EQ/Small Company Index ..........     Class B 1.60%        $ 16.75                 2,912
EQ/Small Company Index ..........     Class B 1.65%        $ 14.72                 4,061
EQ/Small Company Index ..........     Class B 1.70%        $ 16.60                   744
EQ/Small Company Index ..........     Class B 1.80%        $ 16.45                    18
EQ/Small Company Index ..........     Class B 1.90%        $ 16.30                     4
EQ/TCW Equity ...................     Class B 0.50%        $ 19.34                    --
EQ/TCW Equity ...................     Class B 0.95%        $ 17.79                    --
EQ/TCW Equity ...................     Class B 1.20%        $ 16.98                    96
EQ/TCW Equity ...................     Class B 1.25%        $ 16.82                   578

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/TCW Equity .................................     Class B 1.30%        $  6.37                   154
EQ/TCW Equity .................................     Class B 1.35%        $ 16.51                   145
EQ/TCW Equity .................................     Class B 1.40%        $ 16.36                   159
EQ/TCW Equity .................................     Class B 1.50%        $ 16.05                 1,017
EQ/TCW Equity .................................     Class B 1.55%        $ 15.90                    71
EQ/TCW Equity .................................     Class B 1.60%        $ 15.76                   104
EQ/TCW Equity .................................     Class B 1.65%        $ 15.61                   907
EQ/TCW Equity .................................     Class B 1.70%        $ 15.46                    47
EQ/TCW Equity .................................     Class B 1.80%        $ 15.18                    --
EQ/TCW Equity .................................     Class B 1.90%        $ 14.89                    --
EQ/Templeton Growth ...........................     Class B 0.50%        $ 10.79                    --
EQ/Templeton Growth ...........................     Class B 0.95%        $ 10.77                    --
EQ/Templeton Growth ...........................     Class B 1.20%        $ 10.76                   237
EQ/Templeton Growth ...........................     Class B 1.25%        $ 10.76                   950
EQ/Templeton Growth ...........................     Class B 1.30%        $ 10.76                   526
EQ/Templeton Growth ...........................     Class B 1.35%        $ 10.76                    98
EQ/Templeton Growth ...........................     Class B 1.40%        $ 10.76                   388
EQ/Templeton Growth ...........................     Class B 1.50%        $ 10.75                 1,003
EQ/Templeton Growth ...........................     Class B 1.55%        $ 10.75                   531
EQ/Templeton Growth ...........................     Class B 1.60%        $ 10.75                   298
EQ/Templeton Growth ...........................     Class B 1.65%        $ 10.75                 2,001
EQ/Templeton Growth ...........................     Class B 1.70%        $ 10.75                   178
EQ/Templeton Growth ...........................     Class B 1.80%        $ 10.74                     9
EQ/Templeton Growth ...........................     Class B 1.90%        $ 10.74                    --
EQ/UBS Growth and Income ......................     Class B 0.50%        $  6.70                    --
EQ/UBS Growth and Income ......................     Class B 0.95%        $  6.46                    --
EQ/UBS Growth and Income ......................     Class B 1.20%        $  6.33                   473
EQ/UBS Growth and Income ......................     Class B 1.25%        $  6.30                 2,323
EQ/UBS Growth and Income ......................     Class B 1.30%        $  2.47                   473
EQ/UBS Growth and Income ......................     Class B 1.35%        $  6.25                   177
EQ/UBS Growth and Income ......................     Class B 1.40%        $  6.22                   633
EQ/UBS Growth and Income ......................     Class B 1.50%        $  6.17                 4,330
EQ/UBS Growth and Income ......................     Class B 1.55%        $  6.15                   424
EQ/UBS Growth and Income ......................     Class B 1.60%        $  6.12                   397
EQ/UBS Growth and Income ......................     Class B 1.65%        $  6.10                 2,346
EQ/UBS Growth and Income ......................     Class B 1.70%        $  6.07                   104
EQ/UBS Growth and Income ......................     Class B 1.80%        $  6.02                     3
EQ/UBS Growth and Income ......................     Class B 1.90%        $  5.97                    --
EQ/Van Kampen Comstock ........................     Class B 0.50%        $ 12.10                    --
EQ/Van Kampen Comstock ........................     Class B 0.95%        $ 12.00                    --
EQ/Van Kampen Comstock ........................     Class B 1.20%        $ 11.95                   811
EQ/Van Kampen Comstock ........................     Class B 1.25%        $ 11.94                 4,735
EQ/Van Kampen Comstock ........................     Class B 1.30%        $ 11.93                   664
EQ/Van Kampen Comstock ........................     Class B 1.35%        $ 11.92                   349
EQ/Van Kampen Comstock ........................     Class B 1.40%        $ 11.91                   977
EQ/Van Kampen Comstock ........................     Class B 1.50%        $ 11.89                 3,972
EQ/Van Kampen Comstock ........................     Class B 1.55%        $ 11.88                   900
EQ/Van Kampen Comstock ........................     Class B 1.60%        $ 11.87                   647
EQ/Van Kampen Comstock ........................     Class B 1.65%        $ 11.86                 7,856
EQ/Van Kampen Comstock ........................     Class B 1.70%        $ 11.85                   602
EQ/Van Kampen Comstock ........................     Class B 1.80%        $ 11.83                     2
EQ/Van Kampen Comstock ........................     Class B 1.90%        $ 11.81                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.50%        $ 20.43                    --
EQ/Van Kampen Emerging Markets Equity .........     Class B 0.95%        $ 19.58                    22
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.20%        $ 19.12                 4,088
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.25%        $ 24.92                 6,367

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2006


                                                   Contract charges     Unit Value     Units Outstanding (000's)
                                                  ------------------   ------------   --------------------------
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.30%        $ 24.80                   625
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.35%        $ 18.85                 2,967
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.40%        $ 18.76                 8,412
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.50%        $ 24.71                10,717
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.55%        $ 18.50                 2,602
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.60%        $ 18.41                 4,518
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.65%        $ 24.59                 6,050
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.70%        $ 18.23                 1,239
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.80%        $ 18.06                    24
EQ/Van Kampen Emerging Markets Equity .........     Class B 1.90%        $ 17.89                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.50%        $ 13.53                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 0.95%        $ 13.43                     3
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.20%        $ 13.37                   320
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.25%        $ 13.36                 2,067
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.30%        $ 13.35                   298
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.35%        $ 13.34                   109
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.40%        $ 13.33                   553
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.50%        $ 13.30                 2,056
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.55%        $ 13.29                   361
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.60%        $ 13.28                   322
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.65%        $ 13.27                 2,350
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.70%        $ 13.26                   297
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.80%        $ 13.24                    --
EQ/Van Kampen Mid Cap Growth ..................     Class B 1.90%        $ 13.21                     1
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.50%        $ 14.49                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 0.95%        $ 14.38                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.20%        $ 14.32                   238
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.25%        $ 14.26                   885
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.30%        $ 14.27                   173
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.35%        $ 14.28                   117
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.40%        $ 14.27                   746
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.50%        $ 14.18                 1,463
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.55%        $ 14.24                   407
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.60%        $ 14.22                   168
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.65%        $ 14.13                 1,072
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.70%        $ 14.12                   146
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.80%        $ 14.18                    --
EQ/Wells Fargo Montgomery Small Cap ...........     Class B 1.90%        $ 14.15                    --
U.S. Real Estate -- Class II ..................     Class B 1.20%        $ 19.98                 1,240
U.S. Real Estate -- Class II ..................     Class B 1.25%        $ 23.18                 4,905
U.S. Real Estate -- Class II ..................     Class B 1.30%        $ 23.14                   450
U.S. Real Estate -- Class II ..................     Class B 1.40%        $ 19.86                 2,852
U.S. Real Estate -- Class II ..................     Class B 1.50%        $ 22.99                 8,575
U.S. Real Estate -- Class II ..................     Class B 1.55%        $ 22.95                   803
U.S. Real Estate -- Class II ..................     Class B 1.60%        $ 19.75                   578
U.S. Real Estate -- Class II ..................     Class B 1.65%        $ 22.87                 4,729
U.S. Real Estate -- Class II ..................     Class B 1.70%        $ 22.83                   660


                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Aggressive   AXA Conservative   AXA Conservative-
                                                      Allocation        Allocation       Plus Allocation
                                                   ---------------- ------------------ -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 29,703,030       $10,756,216        $21,788,318
 Expenses:
  Asset-based charges ............................     14,029,038         3,742,978          8,903,541
                                                     ------------       -----------        -----------
Net Investment Income (Loss) .....................     15,673,992         7,013,238         12,884,777
                                                     ------------       -----------        -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     14,998,480         1,502,736          5,347,993
  Realized gain distribution from The Trusts .....     18,840,019         2,638,475          9,764,493
                                                     ------------       -----------        -----------
 Net realized gain (loss) ........................     33,838,499         4,141,211         15,112,486
                                                     ------------       -----------        -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    103,372,599         3,023,438         17,217,599
                                                     ------------       -----------        -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    137,211,098         7,164,649         32,330,085
                                                     ------------       -----------        -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $152,885,090       $14,177,887        $45,214,862
                                                     ============       ===========        ===========



                                                                                       AXA Premier     AXA Premier
                                                    AXA Moderate    AXA Moderate-    VIP Aggressive      VIP Core
                                                     Allocation    Plus Allocation       Equity            Bond
                                                   -------------- ----------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $106,208,725     $137,540,499    $          --    $ 26,097,435
 Expenses:
  Asset-based charges ............................    51,093,087       64,089,521        1,916,467       9,032,247
                                                    ------------     ------------    -------------    ------------
Net Investment Income (Loss) .....................    55,115,638       73,450,978       (1,916,467)     17,065,188
                                                    ------------     ------------    -------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    50,086,999       22,857,996        2,455,423      (3,228,993)
  Realized gain distribution from The Trusts .....    33,539,598       67,592,612               --              --
                                                    ------------     ------------    -------------    ------------
 Net realized gain (loss) ........................    83,626,597       90,450,608        2,455,423      (3,228,993)
                                                    ------------     ------------    -------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................   173,314,324      393,209,957        3,774,787         531,953
                                                    ------------     ------------    -------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   256,940,921      483,660,565        6,230,210      (2,697,040)
                                                    ------------     ------------    -------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $312,056,559     $557,111,543    $   4,313,743    $ 14,368,148
                                                    ============     ============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                        AXA Premier VIP
                                                    AXA Premier VIP   AXA Premier VIP    International
                                                      Health Care        High Yield         Equity
                                                   ----------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   2,839,666     $ 62,371,598       $ 9,926,728
 Expenses:
  Asset-based charges ............................       3,911,081       12,933,488         6,477,057
                                                     -------------     ------------       -----------
Net Investment Income (Loss) .....................      (1,071,415)      49,438,110         3,449,671
                                                     -------------     ------------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       5,886,875       (2,437,337)       23,099,486
  Realized gain distribution from The Trusts .....      10,236,194               --        14,924,221
                                                     -------------     ------------       -----------
 Net realized gain (loss) ........................      16,123,069       (2,437,337)       38,023,707
                                                     -------------     ------------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (5,318,741)      25,299,389        51,542,872
                                                     -------------     ------------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      10,804,328       22,862,052        89,566,579
                                                     -------------     ------------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   9,732,913     $ 72,300,162       $93,016,250
                                                     =============     ============       ===========



                                                    AXA Premier VIP   AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                       Large Cap         Large Cap         Large Cap          Mid Cap
                                                      Core Equity          Growth            Value             Growth
                                                   ----------------- ----------------- ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $    971,181      $          --      $14,107,912     $    2,028,596
 Expenses:
  Asset-based charges ............................      2,329,478          4,293,703        7,213,734          5,786,585
                                                     ------------      -------------      -----------     --------------
Net Investment Income (Loss) .....................     (1,358,297)        (4,293,703)       6,894,178         (3,757,989)
                                                     ------------      -------------      -----------     --------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,212,774         10,590,463       21,923,723         15,684,360
  Realized gain distribution from The Trusts .....      3,168,598         14,564,725        8,300,864         38,754,185
                                                     ------------      -------------      -----------     --------------
 Net realized gain (loss) ........................     10,381,372         25,155,188       30,224,587         54,438,545
                                                     ------------      -------------      -----------     --------------
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370        (24,507,555)      46,119,311        (20,798,505)
                                                     ------------      -------------      -----------     --------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     19,756,742            647,633       76,343,898         33,640,040
                                                     ------------      -------------      -----------     --------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $ 18,398,445      $  (3,646,070)     $83,238,076     $   29,882,051
                                                     ============      =============      ===========     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Premier                                             EQ/AllianceBernstein
                                                      VIP Mid       AXA Premier    EQ/AllianceBernstein          Growth and
                                                     Cap Value    VIP Technology       Common Stock                Income
                                                   ------------- ---------------- ----------------------   ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 6,864,636    $         --        $ 15,778,424             $ 11,494,436
 Expenses:
  Asset-based charges ............................    5,784,829       3,852,955          18,810,607               11,475,879
                                                    -----------    ------------        ------------             ------------
Net Investment Income (Loss) .....................    1,079,807      (3,852,955)         (3,032,183)                  18,557
                                                    -----------    ------------        ------------             ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    7,687,849      18,894,807          10,309,154               34,038,245
  Realized gain distribution from The Trusts .....   38,439,311              --                  --               40,677,600
                                                    -----------    ------------        ------------             ------------
 Net realized gain (loss) ........................   46,127,160      18,894,807          10,309,154               74,715,845
                                                    -----------    ------------        ------------             ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    2,072,576        (647,907)        107,617,750               53,951,444
                                                    -----------    ------------        ------------             ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................   48,199,736      18,246,900         117,926,904              128,667,289
                                                    -----------    ------------        ------------             ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $49,279,543    $ 14,393,945        $114,894,721             $128,685,846
                                                    ===========    ============        ============             ============


                                                     EQ/AllianceBernstein
                                                         Intermediate                               EQ/AllianceBernstein
                                                          Government       EQ/AllianceBernstein          Large Cap
                                                          Securities           International               Growth
                                                    --------------------- ----------------------   ---------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 11,847,556           $ 11,553,426            $          --
 Expenses:
  Asset-based charges ............................         4,322,579             10,886,196                5,857,056
                                                        ------------           ------------            -------------
Net Investment Income (Loss) .....................         7,524,977                667,230               (5,857,056)
                                                        ------------           ------------            -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (3,558,482)            40,329,142               (8,167,636)
  Realized gain distribution from The Trusts .....                --             62,240,858                       --
                                                        ------------           ------------            -------------
 Net realized gain (loss) ........................        (3,558,482)           102,570,000               (8,167,636)
                                                        ------------           ------------            -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           884,376             45,112,493                3,033,875
                                                        ------------           ------------            -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        (2,674,106)           147,682,493               (5,133,761)
                                                        ------------           ------------            -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  4,850,871           $148,349,723            $ (10,990,817)
                                                        ============           ============            =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                           EQ/AllianceBernstein
                                                    EQ/AllianceBernstein        Small Cap        EQ/AllianceBernstein
                                                        Quality Bond              Growth                 Value
                                                   ---------------------- --------------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 14,317,809         $           --          $ 26,431,404
 Expenses:
  Asset-based charges ............................         5,064,152              6,882,050            23,163,009
                                                        ------------         --------------          ------------
Net Investment Income (Loss) .....................         9,253,657             (6,882,050)            3,268,395
                                                        ------------         --------------          ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (1,461,815)            25,528,769            53,364,624
  Realized gain distribution from The Trusts .....                --             39,342,310           100,819,666
                                                        ------------         --------------          ------------
 Net realized gain (loss) ........................        (1,461,815)            64,871,079           154,184,290
                                                        ------------         --------------          ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................           531,264            (26,666,433)          137,657,087
                                                        ------------         --------------          ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          (930,551)            38,204,646           291,841,377
                                                        ------------         --------------          ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $  8,323,106         $   31,322,596          $295,109,772
                                                        ============         ==============          ============



                                                                      EQ/AXA Rosenberg      EQ/Boston       EQ/Calvert
                                                        EQ/Ariel         Value Long/     Advisors Equity     Socially
                                                    Appreciation II     Short Equity          Income        Responsible
                                                   ----------------- ------------------ ----------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  267,962       $   4,110,317       $ 3,986,317      $       --
 Expenses:
  Asset-based charges ............................       291,781           2,153,708         2,428,989         742,550
                                                      ----------       -------------       -----------      ----------
Net Investment Income (Loss) .....................       (23,819)          1,956,609         1,557,328        (742,550)
                                                      ----------       -------------       -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       210,135           4,095,693         3,943,210       2,037,837
  Realized gain distribution from The Trusts .....         8,195                  --         7,976,807         574,016
                                                      ----------       -------------       -----------      ----------
 Net realized gain (loss) ........................       218,330           4,095,693        11,920,017       2,611,853
                                                      ----------       -------------       -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924          (6,824,124)        9,378,475          52,284
                                                      ----------       -------------       -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,792,254          (2,728,431)       21,298,492       2,664,137
                                                      ----------       -------------       -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,768,435       $    (771,822)      $22,855,820      $1,921,587
                                                      ==========       =============       ===========      ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                      EQ/Capital      EQ/Capital      EQ/Capital
                                                       Guardian        Guardian        Guardian
                                                        Growth      International      Research
                                                   --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    602,695    $ 11,748,459    $  4,049,220
 Expenses:
  Asset-based charges ............................     4,847,760      12,598,808      10,441,955
                                                    ------------    ------------    ------------
Net Investment Income (Loss) .....................    (4,245,065)       (850,349)     (6,392,735)
                                                    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,210,597)     42,783,915      38,105,565
  Realized gain distribution from The Trusts .....            --      51,223,627              --
                                                    ------------    ------------    ------------
 Net realized gain (loss) ........................    (1,210,597)     94,007,542      38,105,565
                                                    ------------    ------------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    24,889,815      45,518,408      40,185,473
                                                    ------------    ------------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    23,679,218     139,525,950      78,291,038
                                                    ------------    ------------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 19,434,153    $138,675,601    $ 71,898,303
                                                    ============    ============    ============


                                                      EQ/Capital     EQ/Caywood-Scholl     EQ/Davis
                                                       Guardian          High Yield        New York       EQ/Equity
                                                      U.S. Equity           Bond            Venture       500 Index
                                                   ---------------- ------------------- -------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   11,910,989      $5,580,796        $  109,356    $ 24,041,465
 Expenses:
  Asset-based charges ............................      13,627,682       1,018,592           123,701      22,439,929
                                                    --------------      ----------        ----------    ------------
Net Investment Income (Loss) .....................      (1,716,693)      4,562,204           (14,345)      1,601,536
                                                    --------------      ----------        ----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      31,170,791         (69,222)           80,839      33,788,191
  Realized gain distribution from The Trusts .....      57,380,615              --                --      45,793,217
                                                    --------------      ----------        ----------    ------------
 Net realized gain (loss) ........................      88,551,406         (69,222)           80,839      79,581,408
                                                    --------------      ----------        ----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,739,224)        634,642         1,880,257     116,669,406
                                                    --------------      ----------        ----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      77,812,182         565,420         1,961,096     196,250,814
                                                    --------------      ----------        ----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   76,095,489      $5,127,624        $1,946,751    $197,852,350
                                                    ==============      ==========        ==========    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                     EQ/Evergreen
                                                    International    EQ/Evergreen        EQ/FI
                                                         Bond            Omega          Mid Cap
                                                   --------------- ---------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  213,000     $    3,045,452   $30,454,947
 Expenses:
  Asset-based charges ............................      654,372          2,040,774    13,376,497
                                                     ----------     --------------   -----------
Net Investment Income (Loss) .....................     (441,372)         1,004,678    17,078,450
                                                     ----------     --------------   -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      109,342          4,896,180    33,709,607
  Realized gain distribution from The Trusts .....           --         11,288,166    35,967,237
                                                     ----------     --------------   -----------
 Net realized gain (loss) ........................      109,342         16,184,346    69,676,844
                                                     ----------     --------------   -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    1,728,670        (11,036,158)    1,200,281
                                                     ----------     --------------   -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    1,838,012          5,148,188    70,877,125
                                                     ----------     --------------   -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $1,396,640     $    6,152,866   $87,955,575
                                                     ==========     ==============   ===========



                                                                                   EQ/Franklin     EQ/GAMCO
                                                         EQ/FI       EQ/Franklin    Small Cap    Mergers and
                                                     Mid Cap Value    Income (a)    Value (a)    Acquisitions
                                                   ---------------- ------------- ------------- -------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $    2,797,083   $  715,331     $ 25,608     $3,465,579
 Expenses:
  Asset-based charges ............................      12,762,518      269,516       29,574        803,834
                                                    --------------   ----------     --------     ----------
Net Investment Income (Loss) .....................      (9,965,435)     445,815       (3,966)     2,661,745
                                                    --------------   ----------     --------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      32,980,766       27,122       42,739        857,482
  Realized gain distribution from The Trusts .....      80,417,222           --           --        220,632
                                                    --------------   ----------     --------     ----------
 Net realized gain (loss) ........................     113,397,988       27,122       42,739      1,078,114
                                                    --------------   ----------     --------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (10,969,222)   2,452,651      553,885      1,845,019
                                                    --------------   ----------     --------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     102,428,766    2,479,773      596,624      2,923,133
                                                    --------------   ----------     --------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   92,463,331   $2,925,588     $592,658     $5,584,878
                                                    ==============   ==========     ========     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/GAMCO                           EQ/Janus
                                                    Small Company   EQ/International     Large Cap
                                                        Value            Growth            Growth
                                                   --------------- ------------------ ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 2,843,771       $  564,435      $          --
 Expenses:
  Asset-based charges ............................     2,535,374          680,197          3,244,501
                                                     -----------       ----------      -------------
Net Investment Income (Loss) .....................       308,397         (115,762)        (3,244,501)
                                                     -----------       ----------      -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     1,489,894        2,077,935          9,144,364
  Realized gain distribution from The Trusts .....    10,269,585               --                 --
                                                     -----------       ----------      -------------
 Net realized gain (loss) ........................    11,759,479        2,077,935          9,144,364
                                                     -----------       ----------      -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    16,610,542        7,914,167         (6,822,585)
                                                     -----------       ----------      -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    28,370,021        9,992,102          2,321,779
                                                     -----------       ----------      -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $28,678,418       $9,876,340      $    (922,722)
                                                     ===========       ==========      =============



                                                                     EQ/JPMorgan       EQ/Legg
                                                     EQ/JPMorgan        Value        Mason Value       EQ/Long
                                                      Core Bond     Opportunities       Equity        Term Bond
                                                   --------------- --------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $ 53,085,608     $19,976,871    $     55,248    $   3,135,494
 Expenses:
  Asset-based charges ............................    17,538,269       6,603,455       1,693,033          897,921
                                                    ------------     -----------    ------------    -------------
Net Investment Income (Loss) .....................    35,547,339      13,373,416      (1,637,785)       2,237,573
                                                    ------------     -----------    ------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    (1,729,632)     18,055,308         (41,403)        (588,633)
  Realized gain distribution from The Trusts .....            --      12,243,888              --               --
                                                    ------------     -----------    ------------    -------------
 Net realized gain (loss) ........................    (1,729,632)     30,299,196         (41,403)        (588,633)
                                                    ------------     -----------    ------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    (2,523,222)     36,394,367      14,040,673         (837,876)
                                                    ------------     -----------    ------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (4,252,854)     66,693,563      13,999,270       (1,426,509)
                                                    ------------     -----------    ------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 31,294,485     $80,066,979    $ 12,361,485    $     811,064
                                                    ============     ===========    ============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/Lord Abbett  EQ/Lord Abbett   EQ/Lord Abbett
                                                      Growth and       Large Cap         Mid Cap
                                                        Income           Core             Value
                                                   --------------- ---------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 1,055,006      $  476,859      $ 2,030,858
 Expenses:
  Asset-based charges ............................     1,159,698         536,392        2,448,129
                                                     -----------      ----------      -----------
Net Investment Income (Loss) .....................      (104,692)        (59,533)        (417,271)
                                                     -----------      ----------      -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     2,804,899         645,104        2,404,303
  Realized gain distribution from The Trusts .....       515,329         187,140        1,188,057
                                                     -----------      ----------      -----------
 Net realized gain (loss) ........................     3,320,228         832,244        3,592,360
                                                     -----------      ----------      -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     9,526,751       3,540,588       16,589,759
                                                     -----------      ----------      -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    12,846,979       4,372,832       20,182,119
                                                     -----------      ----------      -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $12,742,287      $4,313,299      $19,764,848
                                                     ===========      ==========      ===========

                                                                       EQ/Mercury      EQ/Mercury        EQ/MFS
                                                      EQ/Marsico      Basic Value    International   Emerging Growth
                                                         Focus           Equity          Value          Companies
                                                   ---------------- --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  10,652,136    $ 22,162,451    $ 32,119,561     $         --
 Expenses:
  Asset-based charges ............................     20,880,581      10,864,382      12,943,970        3,878,114
                                                    -------------    ------------    ------------     ------------
Net Investment Income (Loss) .....................    (10,228,445)     11,298,069      19,175,591       (3,878,114)
                                                    -------------    ------------    ------------     ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     44,177,868      25,802,966      47,919,054        3,594,117
  Realized gain distribution from The Trusts .....     27,883,399      31,902,257      35,976,263               --
                                                    -------------    ------------    ------------     ------------
 Net realized gain (loss) ........................     72,061,267      57,705,223      83,895,317        3,594,117
                                                    -------------    ------------    ------------     ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     52,234,685      66,932,813      86,672,220       15,908,179
                                                    -------------    ------------    ------------     ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    124,295,952     124,638,036     170,567,537       19,502,296
                                                    -------------    ------------    ------------     ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 114,067,507    $135,936,105    $189,743,128     $ 15,624,182
                                                    =============    ============    ============     ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    EQ/MFS Investors     EQ/Money       EQ/Montag &
                                                          Trust           Market      Caldwell Growth
                                                   ------------------ -------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  2,417,171     $25,036,995      $   56,558
 Expenses:
  Asset-based charges ............................       4,213,461       8,275,036         388,154
                                                      ------------     -----------      ----------
Net Investment Income (Loss) .....................      (1,796,290)     16,761,959        (331,596)
                                                      ------------     -----------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       6,569,821        (929,628)        547,727
  Realized gain distribution from The Trusts .....              --              --              --
                                                      ------------     -----------      ----------
 Net realized gain (loss) ........................       6,569,821        (929,628)        547,727
                                                      ------------     -----------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      25,655,767       1,036,353       1,556,349
                                                      ------------     -----------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      32,225,588         106,725       2,104,076
                                                      ------------     -----------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 30,429,298     $16,868,684      $1,772,480
                                                      ============     ===========      ==========



                                                                                     EQ/Oppenheimer   EQ/Oppenheimer
                                                      EQ/Mutual    EQ/Oppenheimer     Main Street       Main Street
                                                     Shares (a)      Global (a)     Opportunity (a)    Small Cap (a)
                                                   -------------- ---------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  105,125      $    5,413        $  121,315       $   66,181
 Expenses:
  Asset-based charges ............................      173,720          33,104            14,838           17,304
                                                     ----------      ----------        ----------       ----------
Net Investment Income (Loss) .....................      (68,595)        (27,691)          106,477           48,877
                                                     ----------      ----------        ----------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       35,029          33,909            10,462           11,454
  Realized gain distribution from The Trusts .....           --              --                --               --
                                                     ----------      ----------        ----------       ----------
 Net realized gain (loss) ........................       35,029          33,909            10,462           11,454
                                                     ----------      ----------        ----------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,369,256       1,332,000           948,198        1,029,959
                                                     ----------      ----------        ----------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    4,404,285       1,365,909           958,660        1,041,413
                                                     ----------      ----------        ----------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $4,335,690      $1,338,218        $1,065,137       $1,090,290
                                                     ==========      ==========        ==========       ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/PIMCO        EQ/Short        EQ/Small
                                                     Real Return    Duration Bond      Cap Value
                                                   --------------- --------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  11,756,424    $1,991,498      $ 52,088,172
 Expenses:
  Asset-based charges ............................      3,517,562       716,488        13,666,537
                                                    -------------    ----------      ------------
Net Investment Income (Loss) .....................      8,238,862     1,275,010        38,421,635
                                                    -------------    ----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     (1,120,384)      795,589        34,127,561
  Realized gain distribution from The Trusts .....             --            --        63,494,515
                                                    -------------    ----------      ------------
 Net realized gain (loss) ........................     (1,120,384)      795,589        97,622,076
                                                    -------------    ----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)     (674,697)       (9,872,148)
                                                    -------------    ----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    (10,889,726)      120,892        87,749,928
                                                    -------------    ----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $  (2,650,864)   $1,395,902      $126,171,563
                                                    =============    ==========      ============



                                                       EQ/Small         EQ/Small         EQ/TCW      EQ/Templeton
                                                    Company Growth   Company Index       Equity       Growth (a)
                                                   ---------------- --------------- --------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,767,037      $ 5,524,211    $         --     $   75,736
 Expenses:
  Asset-based charges ............................     1,888,448        5,985,184         765,677        139,735
                                                      ----------      -----------    ------------     ----------
Net Investment Income (Loss) .....................      (121,411)        (460,973)       (765,677)       (63,999)
                                                      ----------      -----------    ------------     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     3,040,879       22,198,554         417,258         72,643
  Realized gain distribution from The Trusts .....             -       19,398,875              --             --
                                                      ----------      -----------    ------------     ----------
 Net realized gain (loss) ........................     3,040,879       41,597,429         417,258         72,643
                                                      ----------      -----------    ------------     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (504,014)      20,025,443      (2,505,475)     2,409,867
                                                      ----------      -----------    ------------     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     2,536,865       61,622,872      (2,088,217)     2,482,510
                                                      ----------      -----------    ------------     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $2,415,454      $61,161,899    $ (2,853,894)    $2,418,511
                                                      ==========      ===========    ============     ==========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                       EQ/UBS                        EQ/Van Kampen
                                                     Growth and    EQ/Van Kampen   Emerging Markets
                                                       Income         Comstock          Equity
                                                   -------------- --------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  488,627     $ 5,547,738      $  3,568,133
 Expenses:
  Asset-based charges ............................      796,608       2,617,141        11,694,605
                                                     ----------     -----------      ------------
Net Investment Income (Loss) .....................     (307,981)      2,930,597        (8,126,472)
                                                     ----------     -----------      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    1,364,045       1,808,637        89,758,456
  Realized gain distribution from The Trusts .....           --       1,005,970        74,353,959
                                                     ----------     -----------      ------------
 Net realized gain (loss) ........................    1,364,045       2,814,607       164,112,415
                                                     ----------     -----------      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................    5,780,182      20,800,049        85,184,589
                                                     ----------     -----------      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,144,227      23,614,656       249,297,004
                                                     ----------     -----------      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,836,246     $26,545,253      $241,170,532
                                                     ==========     ===========      ============



                                                    EQ/Van Kampen   EQ/Wells Fargo
                                                       Mid Cap        Montgomery     U.S. Real Estate --   AXA Target 2015
                                                        Growth         Small Cap           Class II        Allocation (a)
                                                   --------------- ---------------- --------------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $  402,794       $1,683,066        $  4,948,385           $24,860
 Expenses:
  Asset-based charges ............................    1,215,965          566,042           5,763,359                --
                                                     ----------       ----------        ------------           -------
Net Investment Income (Loss) .....................     (813,171)       1,117,024            (814,974)           24,860
                                                     ----------       ----------        ------------           -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............    2,043,750          764,856          16,784,743                --
  Realized gain distribution from The Trusts .....      296,512           79,167          24,657,420                --
                                                     ----------       ----------        ------------           -------
 Net realized gain (loss) ........................    2,340,262          844,023          41,442,163                --
                                                     ----------       ----------        ------------           -------
 Change in unrealized appreciation
  (depreciation) of investments ..................    4,666,673        5,237,856          80,940,880            53,735
                                                     ----------       ----------        ------------           -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    7,006,935        6,081,879         122,383,043            53,735
                                                     ----------       ----------        ------------           -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $6,193,764       $7,198,903        $121,568,069           $78,595
                                                     ==========       ==========        ============           =======

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                    AXA Target 2025  AXA Target 2035   AXA Target 2045   EQ/International
                                                    Allocation (a)    Allocation (a)    Allocation (a)        ETF (a)
                                                   ---------------- ----------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $21,595          $17,915           $ 15,030          $ 45,975
 Expenses:
  Asset-based charges ............................           --               --                 --                --
                                                        -------          -------           --------          --------
Net Investment Income (Loss) .....................       21,595           17,915             15,030            45,975
                                                        -------          -------           --------          --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............           --               --                 --                --
  Realized gain distribution from The Trusts .....           --               --                 --                --
                                                        -------          -------           --------          --------
 Net realized gain (loss) ........................           --               --                 --                --
                                                        -------          -------           --------          --------
 Change in unrealized appreciation
  (depreciation) of investments ..................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       65,297           76,584             86,177           297,484
                                                        -------          -------           --------          --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $86,892          $94,499           $101,207          $343,459
                                                        =======          =======           ========          ========

-------
(a) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Aggressive                    AXA Conservative
                                                               Allocation                         Allocation
                                                   ----------------------------------- ---------------------------------
                                                          2006              2005             2006             2005
                                                   ------------------ ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   15,673,992    $  13,724,749    $   7,013,238    $   3,832,339
 Net realized gain (loss) on investments .........       33,838,499        2,779,869        4,141,211        2,015,250
 Change in unrealized appreciation
  (depreciation) of investments ..................      103,372,599       17,138,005        3,023,438       (3,482,583)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      152,885,090       33,642,623       14,177,887        2,365,006
                                                     --------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      608,623,674      251,025,828       85,365,545       81,943,968
  Transfers between funds including
   guaranteed interest account, net ..............      174,693,853       73,773,473       34,906,229       26,325,884
  Transfers for contract benefits and
   terminations ..................................      (29,499,702)     (10,814,680)     (22,098,686)     (11,126,957)
  Contract maintenance charges ...................       (6,464,845)      (2,467,514)      (1,902,538)      (1,035,135)
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      747,352,980      311,517,107       96,270,550       96,107,760
                                                     --------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        1,191,669          (89,233)        (124,990)         (64,041)
                                                     --------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................      901,429,739      345,070,497      110,323,447       98,408,725
Net Assets -- Beginning of Period ................      572,428,632      227,358,135      194,369,289       95,960,564
                                                     --------------    -------------    -------------    -------------
Net Assets -- End of Period ......................   $1,473,858,371    $ 572,428,632    $ 304,692,736    $ 194,369,289
                                                     ==============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           74,287           32,393           31,705           20,699
 Units Redeemed ..................................          (17,379)          (5,687)         (22,724)         (11,660)
                                                     --------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................           56,908           26,706            8,981            9,039
                                                     ==============    =============    =============    =============

                                                         AXA Conservative-Plus                   AXA Moderate
                                                              Allocation                          Allocation
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  12,884,777    $  10,261,464     $   55,115,638     $   33,645,668
 Net realized gain (loss) on investments .........     15,112,486        3,074,994         83,626,597         22,251,020
 Change in unrealized appreciation
  (depreciation) of investments ..................     17,217,599       (4,457,903)       173,314,324         38,109,879
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     45,214,862        8,878,555        312,056,559         94,006,567
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    225,583,089      197,994,576      1,115,491,895      1,035,944,140
  Transfers between funds including
   guaranteed interest account, net ..............     61,848,515       64,814,517        119,137,309        179,148,832
  Transfers for contract benefits and
   terminations ..................................    (35,483,542)     (17,188,790)      (195,212,280)      (112,078,288)
  Contract maintenance charges ...................     (4,303,346)      (1,899,117)       (27,119,948)       (15,665,860)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    247,644,716      243,721,186      1,012,296,976      1,087,348,824
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (64,888)         (93,467)           343,300             26,524
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................    292,794,690      252,506,274      1,324,696,835      1,181,381,915
Net Assets -- Beginning of Period ................    451,381,978      198,875,704      2,886,626,469      1,705,244,554
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 744,176,668    $ 451,381,978     $4,211,323,304     $2,886,626,469
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         39,936           31,072            127,090            119,680
 Units Redeemed ..................................        (18,106)          (8,778)           (48,144)           (25,679)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................         21,830           22,294             78,946             94,001
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Moderate-Plus                    AXA Premier VIP
                                                                Allocation                       Aggressive Equity
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   73,450,978     $   68,906,525    $  (1,916,467)    $ (1,635,364)
 Net realized gain (loss) on investments .........       90,450,608          5,542,881        2,455,423         (886,071)
 Change in unrealized appreciation
  (depreciation) of investments ..................      393,209,957         61,664,907        3,774,787        9,882,490
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................      557,111,543        136,114,313        4,313,743        7,361,055
                                                     --------------     --------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    2,273,099,179      1,376,346,370       23,894,914       12,688,727
  Transfers between funds including
   guaranteed interest account, net ..............      741,014,922        422,308,028       (3,912,149)      (3,428,726)
  Transfers for contract benefits and
   terminations ..................................     (172,801,979)       (60,173,947)     (11,334,834)      (8,731,003)
  Contract maintenance charges ...................      (30,895,947)       (10,806,386)        (803,940)        (652,762)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    2,810,416,175      1,727,674,065        7,843,991         (123,764)
                                                     --------------     --------------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          256,404             83,248         (190,880)          43,561
                                                     --------------     --------------    -------------     ------------
Increase (Decrease) in Net Assets ................    3,367,784,122      1,863,705,130       11,966,854        7,280,852
Net Assets -- Beginning of Period ................    2,819,240,792        955,535,662      127,365,599      120,084,747
                                                     --------------     --------------    -------------     ------------
Net Assets -- End of Period ......................   $6,187,024,914     $2,819,240,792    $ 139,332,453     $127,365,599
                                                     ==============     ==============    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          274,844            170,804            2,935            1,652
 Units Redeemed ..................................          (55,452)           (22,298)          (1,573)            (930)
                                                     --------------     --------------    -------------     ------------
 Net Increase (Decrease) .........................          219,392            148,506            1,362              722
                                                     ==============     ==============    =============     ============



                                                            AXA Premier VIP                  AXA Premier VIP
                                                               Core Bond                       Health Care
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  17,065,188    $  12,778,447    $  (1,071,415)   $  2,564,236
 Net realized gain (loss) on investments .........     (3,228,993)        (504,254)      16,123,069      12,098,500
 Change in unrealized appreciation
  (depreciation) of investments ..................        531,953      (10,201,214)      (5,318,741)     (2,113,272)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     14,368,148        2,072,979        9,732,913      12,549,464
                                                    -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     59,159,269       76,464,229       54,077,910      45,695,129
  Transfers between funds including
   guaranteed interest account, net ..............     (4,815,279)     (14,906,411)      (3,586,124)      2,660,750
  Transfers for contract benefits and
   terminations ..................................    (43,702,823)     (36,709,260)     (13,415,982)     (9,484,194)
  Contract maintenance charges ...................     (5,024,568)      (4,760,796)      (2,170,542)     (1,661,233)
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      5,616,599       20,087,762       34,905,262      37,210,452
                                                    -------------    -------------    -------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (146,797)          33,463          (83,997)         31,410
                                                    -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ................     19,837,950       22,194,204       44,554,178      49,791,326
Net Assets -- Beginning of Period ................    631,385,863      609,191,659      246,313,977     196,522,651
                                                    -------------    -------------    -------------    ------------
Net Assets -- End of Period ......................  $ 651,223,813    $ 631,385,863    $ 290,868,155    $246,313,977
                                                    =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         18,126           18,049            9,476           7,939
 Units Redeemed ..................................        (17,391)         (15,775)          (6,728)         (4,827)
                                                    -------------    -------------    -------------    ------------
 Net Increase (Decrease) .........................            735            2,274            2,748           3,112
                                                    =============    =============    =============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                              High Yield                   International Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  49,438,110    $  54,135,281    $   3,449,671    $   7,355,722
 Net realized gain (loss) on investments .........     (2,437,337)       1,318,187       38,023,707       24,902,878
 Change in unrealized appreciation
  (depreciation) of investments ..................     25,299,389      (41,779,232)      51,542,872        6,546,929
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     72,300,162       13,674,236       93,016,250       38,805,529
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,533,499      116,013,764      112,104,399       59,482,304
  Transfers between funds including
   guaranteed interest account, net ..............    (26,814,029)     (46,726,687)      59,555,542        1,927,951
  Transfers for contract benefits and
   terminations ..................................    (66,378,158)     (60,672,317)     (21,601,547)     (11,845,909)
  Contract maintenance charges ...................     (6,323,126)      (5,711,889)      (3,377,140)      (2,074,231)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (13,981,814)       2,902,871      146,681,254       47,490,115
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        117,065           37,468           (8,075)          33,467
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     58,435,413       16,614,575      239,689,429       86,329,111
Net Assets -- Beginning of Period ................    877,389,710      860,775,135      328,909,824      242,580,713
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 935,825,123    $ 877,389,710    $ 568,599,253    $ 328,909,824
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,929           18,150           21,714           14,105
 Units Redeemed ..................................        (14,107)         (12,208)         (12,702)         (10,599)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          2,822            5,942            9,012            3,506
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP
                                                               Large Cap                      AXA Premier VIP
                                                              Core Equity                    Large Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,358,297)    $   (908,805)   $  (4,293,703)   $  (4,008,139)
 Net realized gain (loss) on investments .........     10,381,372        8,517,518       25,155,188       13,100,910
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,375,370          (19,935)     (24,507,555)       7,837,804
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     18,398,445        7,588,778       (3,646,070)      16,930,575
                                                     ------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     14,667,477       18,473,491       37,458,025       44,030,257
  Transfers between funds including
   guaranteed interest account, net ..............       (446,184)      (1,945,677)      (2,670,630)     (25,247,096)
  Transfers for contract benefits and
   terminations ..................................     (9,337,989)      (7,252,991)     (17,466,505)     (13,063,991)
  Contract maintenance charges ...................     (1,310,913)      (1,099,265)      (2,382,810)      (2,157,868)
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      3,572,391        8,175,558       14,938,080        3,561,302
                                                     ------------     ------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (169,619)          55,407          (82,430)          43,639
                                                     ------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ................     21,801,217       15,819,743       11,209,580       20,535,516
Net Assets -- Beginning of Period ................    151,589,100      135,769,357      295,810,234      275,274,718
                                                     ------------     ------------    -------------    -------------
Net Assets -- End of Period ......................   $173,390,317     $151,589,100    $ 307,019,814    $ 295,810,234
                                                     ============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          3,487            3,403            8,596            8,910
 Units Redeemed ..................................         (3,265)          (2,755)          (7,463)          (9,047)
                                                     ------------     ------------    -------------    -------------
 Net Increase (Decrease) .........................            222              648            1,133             (137)
                                                     ============     ============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            AXA Premier VIP                   AXA Premier VIP
                                                            Large Cap Value                   Mid Cap Growth
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   6,894,178    $   6,194,357    $  (3,757,989)   $     570,797
 Net realized gain (loss) on investments .........     30,224,587       22,998,168       54,438,545       60,870,745
 Change in unrealized appreciation
  (depreciation) of investments ..................     46,119,311       (7,177,612)     (20,798,505)     (37,444,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     83,238,076       22,014,913       29,882,051       23,997,107
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     78,265,010       78,127,987       46,830,926       47,492,328
  Transfers between funds including
   guaranteed interest account, net ..............     10,482,129       21,156,030      (13,081,660)     (24,427,342)
  Transfers for contract benefits and
   terminations ..................................    (30,196,139)     (20,367,781)     (23,768,158)     (16,828,135)
  Contract maintenance charges ...................     (3,942,266)      (2,946,772)      (3,269,071)      (2,760,134)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     54,608,734       75,969,464        6,712,037        3,476,717
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (45,731)          45,385           31,908           27,149
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    137,801,079       98,029,762       36,625,996       27,500,973
Net Assets -- Beginning of Period ................    440,282,384      342,252,622      374,112,707      346,611,734
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 578,083,463    $ 440,282,384    $ 410,738,703    $ 374,112,707
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         15,572           14,911            9,647            8,732
 Units Redeemed ..................................        (11,780)          (8,920)          (9,687)          (9,136)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          3,792            5,991              (40)            (404)
                                                    =============    =============    =============    =============



                                                            AXA Premier VIP                   AXA Premier VIP
                                                             Mid Cap Value                      Technology
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,079,807    $  20,004,492    $  (3,852,955)   $  (3,186,172)
 Net realized gain (loss) on investments .........     46,127,160       74,955,767       18,894,807        5,421,524
 Change in unrealized appreciation
  (depreciation) of investments ..................      2,072,576      (74,529,545)        (647,907)      18,489,524
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     49,279,543       20,430,714       14,393,945       20,724,876
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     46,692,805       51,930,384       40,562,693       31,426,116
  Transfers between funds including
   guaranteed interest account, net ..............     (1,740,517)     (34,910,692)     (19,886,979)     (13,437,851)
  Transfers for contract benefits and
   terminations ..................................    (23,164,723)     (17,121,545)     (15,812,757)     (12,011,210)
  Contract maintenance charges ...................     (3,293,724)      (2,814,469)      (1,831,655)      (1,477,727)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     18,493,841       (2,916,322)       3,031,302        4,499,328
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         45,773           14,305         (124,430)          33,535
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     67,819,157       17,528,697       17,300,817       25,257,739
Net Assets -- Beginning of Period ................    370,721,023      353,192,326      254,018,680      228,760,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 438,540,180    $ 370,721,023    $ 271,319,497    $ 254,018,680
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,305            8,414           11,214            8,421
 Units Redeemed ..................................         (8,120)          (8,891)         (11,358)          (8,616)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          1,185             (477)            (144)            (195)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/AllianceBernstein                EQ/AllianceBernstein
                                                               Common Stock                      Growth and Income
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (3,032,183)    $   (6,974,629)   $      18,557    $  (2,444,406)
 Net realized gain (loss) on investments .........       10,309,154         (5,767,868)      74,715,845       45,324,732
 Change in unrealized appreciation
  (depreciation) of investments ..................      107,617,750         48,413,896       53,951,444      (14,132,714)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      114,894,721         35,671,399      128,685,846       28,747,612
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      162,710,194        191,221,311       84,336,595      124,781,945
  Transfers between funds including
   guaranteed interest account, net ..............      (84,774,892)       (54,925,548)     (21,071,375)      (4,923,235)
  Transfers for contract benefits and
   terminations ..................................     (106,968,678)       (84,787,214)     (49,809,542)     (35,256,118)
  Contract maintenance charges ...................       (8,594,664)        (7,058,872)      (6,449,689)      (5,293,945)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (37,628,040)        44,449,677        7,005,989       79,308,647
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          167,650             41,255         (103,148)          38,610
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       77,434,331         80,162,331      135,588,687      108,094,869
Net Assets -- Beginning of Period ................    1,278,041,522      1,197,879,191      759,612,634      651,517,765
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,355,475,853     $1,278,041,522    $ 895,201,321    $ 759,612,634
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           16,609             19,404           10,985           14,973
 Units Redeemed ..................................           (9,152)            (5,466)          (7,917)          (6,749)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            7,457             13,938            3,068            8,224
                                                     ==============     ==============    =============    =============



                                                         EQ/AllianceBernstein
                                                             Intermediate                  EQ/AllianceBernstein
                                                         Government Securities                 International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   7,524,977    $   6,610,903    $     667,230    $   1,251,361
 Net realized gain (loss) on investments .........     (3,558,482)      (2,313,146)     102,570,000       16,950,829
 Change in unrealized appreciation
  (depreciation) of investments ..................        884,376       (4,911,759)      45,112,493       47,673,227
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      4,850,871         (614,002)     148,349,723       65,875,417
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     15,151,146       26,437,312      189,877,876      126,871,054
  Transfers between funds including
   guaranteed interest account, net ..............    (16,607,146)     (18,865,061)      39,762,739       47,182,955
  Transfers for contract benefits and
   terminations ..................................    (26,774,078)     (23,866,305)     (39,559,483)     (22,289,981)
  Contract maintenance charges ...................     (1,983,637)      (2,063,483)      (5,256,013)      (2,927,145)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (30,213,715)     (18,357,537)     184,825,119      148,836,883
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (120,247)          35,304          102,128           30,144
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (25,483,091)     (18,936,237)     333,276,970      214,742,444
Net Assets -- Beginning of Period ................    321,422,318      340,358,555      586,236,449      371,494,005
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 295,939,227    $ 321,422,318    $ 919,513,419    $ 586,236,449
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,917            6,128           27,907           23,270
 Units Redeemed ..................................         (6,164)          (6,258)         (16,462)         (12,200)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,247)            (130)          11,445           11,070
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/AllianceBernstein              EQ/AllianceBernstein
                                                           Large Cap Growth                    Quality Bond
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (5,857,056)   $  (5,073,503)   $   9,253,657    $   8,292,017
 Net realized gain (loss) on investments .........     (8,167,636)     (14,432,807)      (1,461,815)          17,226
 Change in unrealized appreciation
  (depreciation) of investments ..................      3,033,875       64,096,603          531,264       (6,500,079)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    (10,990,817)      44,590,293        8,323,106        1,809,164
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     47,651,792       28,034,801       43,249,851       51,371,797
  Transfers between funds including
   guaranteed interest account, net ..............    (25,494,301)      14,965,706       (2,700,012)       9,488,300
  Transfers for contract benefits and
   terminations ..................................    (34,134,876)     (25,289,298)     (24,392,098)     (20,686,192)
  Contract maintenance charges ...................     (2,091,502)      (1,690,717)      (2,729,147)      (2,479,695)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (14,068,887)      16,020,492       13,428,594       37,694,210
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     (1,652,559)         (36,900)          (8,412)          43,555
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................    (26,712,263)      60,573,885       21,743,288       39,546,929
Net Assets -- Beginning of Period ................    411,139,414      350,565,529      349,719,501      310,172,572
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 384,427,151    $ 411,139,414    $ 371,462,789    $ 349,719,501
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         13,093           11,412            9,965            9,836
 Units Redeemed ..................................        (17,643)         (11,873)          (8,006)          (5,660)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (4,550)            (461)           1,959            4,176
                                                    =============    =============    =============    =============



                                                         EQ/AllianceBernstein                EQ/AllianceBernstein
                                                           Small Cap Growth                          Value
                                                   --------------------------------- -------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,882,050)   $  (5,710,322)    $    3,268,395     $   (3,392,973)
 Net realized gain (loss) on investments .........     64,871,079       11,267,745        154,184,290         60,947,621
 Change in unrealized appreciation
  (depreciation) of investments ..................    (26,666,433)      33,805,069        137,657,087         (2,991,585)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  operations .....................................     31,322,596       39,362,492        295,109,772         54,563,063
                                                    -------------    -------------     --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     69,761,811       47,453,222        211,189,979        201,158,084
  Transfers between funds including
   guaranteed interest account, net ..............    (26,744,968)     (15,514,390)        22,254,368        (10,334,451)
  Transfers for contract benefits and
   terminations ..................................    (35,359,613)     (26,168,596)      (106,109,464)       (75,091,882)
  Contract maintenance charges ...................     (3,000,798)      (2,445,298)       (11,488,469)        (9,164,485)
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      4,656,432        3,324,938        115,846,414        106,567,266
                                                    -------------    -------------     --------------     --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (73,203)          46,064           (112,118)            24,656
                                                    -------------    -------------     --------------     --------------
Increase (Decrease) in Net Assets ................     35,905,825       42,733,494        410,844,068        161,154,985
Net Assets -- Beginning of Period ................    443,963,771      401,230,277      1,439,892,423      1,278,737,438
                                                    -------------    -------------     --------------     --------------
Net Assets -- End of Period ......................  $ 479,869,596    $ 443,963,771     $1,850,736,491     $1,439,892,423
                                                    =============    =============     ==============     ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         10,124            7,337             31,767             26,576
 Units Redeemed ..................................         (9,222)          (6,402)           (22,452)           (16,769)
                                                    -------------    -------------     --------------     --------------
 Net Increase (Decrease) .........................            902              935              9,315              9,807
                                                    =============    =============     ==============     ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQ/AXA Rosenberg
                                                              EQ/Ariel                       Value Long/
                                                        Appreciation II (b)                 Short Equity
                                                   ------------------------------ ---------------------------------
                                                         2006           2005            2006             2005
                                                   --------------- -------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (23,819)    $    9,927    $   1,956,609     $ (1,252,806)
 Net realized gain (loss) on investments .........       218,330          1,413        4,095,693        1,673,750
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,573,924         44,688       (6,824,124)       2,486,860
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     2,768,435         56,028         (771,822)       2,907,804
                                                     -----------     ----------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    17,551,954      3,042,502       38,597,641       34,363,843
  Transfers between funds including
   guaranteed interest account, net ..............     6,514,419      2,241,358      (10,234,738)      50,605,016
  Transfers for contract benefits and
   terminations ..................................      (646,061)        (3,659)      (7,408,604)      (3,589,310)
  Contract maintenance charges ...................       (85,218)          (710)      (1,284,907)        (677,694)
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    23,335,094      5,279,490       19,669,392       80,701,855
                                                     -----------     ----------    -------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (6,091)     3,006,291          (84,413)          37,469
                                                     -----------     ----------    -------------     ------------
Increase (Decrease) in Net Assets ................    26,097,438      8,341,809       18,813,157       83,647,128
Net Assets -- Beginning of Period ................     8,341,809             --      123,491,637       39,844,509
                                                     -----------     ----------    -------------     ------------
Net Assets -- End of Period ......................   $34,439,247     $8,341,809    $ 142,304,794     $123,491,637
                                                     ===========     ==========    =============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         3,102            525           11,864           11,893
 Units Redeemed ..................................          (877)           (15)         (10,165)          (4,444)
                                                     -----------     ----------    -------------     ------------
 Net Increase (Decrease) .........................         2,225            510            1,699            7,449
                                                     ===========     ==========    =============     ============



                                                          EQ/Boston Advisors                   EQ/Calvert
                                                             Equity Income                Socially Responsible
                                                   --------------------------------- ------------------------------
                                                         2006             2005             2006           2005
                                                   ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  1,557,328     $    580,071    $   (742,550)   $   (541,250)
 Net realized gain (loss) on investments .........     11,920,017          752,686       2,611,853       2,830,547
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,378,475        3,322,031          52,284         957,226
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................     22,855,820        4,654,788       1,921,587       3,246,523
                                                     ------------     ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     48,744,937       62,482,650      11,719,687      10,156,259
  Transfers between funds including
   guaranteed interest account, net ..............      1,924,041       55,305,446      (4,465,545)      4,457,886
  Transfers for contract benefits and
   terminations ..................................     (9,136,922)      (3,907,232)     (2,120,266)     (1,810,108)
  Contract maintenance charges ...................     (1,204,879)        (370,136)       (376,400)       (266,073)
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     40,327,177      113,510,728       4,757,476      12,537,964
                                                     ------------     ------------    ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (51,889)          42,040        (269,274)         83,338
                                                     ------------     ------------    ------------    ------------
Increase (Decrease) in Net Assets ................     63,131,108      118,207,556       6,409,789      15,867,824
Net Assets -- Beginning of Period ................    135,216,622       17,009,066      47,783,445      31,915,621
                                                     ------------     ------------    ------------    ------------
Net Assets -- End of Period ......................   $198,347,730     $135,216,622    $ 54,193,234    $ 47,783,445
                                                     ============     ============    ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         17,985           26,123           1,804           2,272
 Units Redeemed ..................................        (10,856)          (6,176)         (1,518)         (1,045)
                                                     ------------     ------------    ------------    ------------
 Net Increase (Decrease) .........................          7,129           19,947             286           1,227
                                                     ============     ============    ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Capital                        EQ/Capital
                                                            Guardian Growth               Guardian International
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (4,245,065)   $  (3,018,501)   $    (850,349)   $     676,446
 Net realized gain (loss) on investments .........     (1,210,597)      (6,153,529)      94,007,542       17,940,675
 Change in unrealized appreciation
  (depreciation) of investments ..................     24,889,815       19,679,168       45,518,408       76,229,988
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     19,434,153       10,507,138      138,675,601       94,847,109
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     87,992,414       52,920,271      161,646,233      119,900,457
  Transfers between funds including
   guaranteed interest account, net ..............     19,690,224       (1,579,641)        (605,943)       1,980,354
  Transfers for contract benefits and
   terminations ..................................    (28,801,435)     (21,254,496)     (48,042,906)     (28,307,442)
  Contract maintenance charges ...................     (1,765,151)      (1,136,443)      (6,095,816)      (4,045,917)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     77,116,052       28,949,691      106,901,568       89,527,452
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (308,849)         (81,804)         (23,323)        (342,221)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     96,241,356       39,375,025      245,553,846      184,032,340
Net Assets -- Beginning of Period ................    284,496,168      245,121,143      728,417,002      544,384,662
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 380,737,524    $ 284,496,168    $ 973,970,848    $ 728,417,002
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,560            7,983           24,184           21,227
 Units Redeemed ..................................         (5,733)          (5,043)         (17,508)         (14,592)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................          6,827            2,940            6,676            6,635
                                                    =============    =============    =============    =============



                                                              EQ/Capital                        EQ/Capital
                                                           Guardian Research               Guardian U.S. Equity
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (6,392,735)   $  (6,031,909)   $  (1,716,693)   $  (7,573,455)
 Net realized gain (loss) on investments .........     38,105,565       24,784,915       88,551,406       66,375,591
 Change in unrealized appreciation
  (depreciation) of investments ..................     40,185,473       11,921,863      (10,739,224)     (19,921,225)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     71,898,303       30,674,869       76,095,489       38,880,911
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     58,825,844       66,436,602       97,417,711      114,274,509
  Transfers between funds including
   guaranteed interest account, net ..............    (28,032,531)     (36,443,236)     (25,630,398)     (23,661,771)
  Transfers for contract benefits and
   terminations ..................................    (63,530,054)     (46,406,021)     (62,039,337)     (44,088,451)
  Contract maintenance charges ...................     (4,542,306)      (3,952,448)      (6,979,763)      (5,962,176)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (37,279,047)     (20,365,103)       2,768,213       40,562,111
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (205,845)          45,464         (281,251)          36,912
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     34,413,411       10,355,230       78,582,451       79,479,934
Net Assets -- Beginning of Period ................    705,144,542      694,789,312      905,683,875      826,203,941
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 739,557,953    $ 705,144,542    $ 984,266,326    $ 905,683,875
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,745           10,220           15,102           17,395
 Units Redeemed ..................................        (11,891)         (12,207)         (15,155)         (14,139)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (3,146)          (1,987)             (53)           3,256
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/Caywood-Scholl                EQ/Davis
                                                         High Yield Bond (a)         New York Venture (c)
                                                   -------------------------------- ----------------------
                                                         2006             2005               2006
                                                   ---------------- --------------- ----------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  4,562,204    $  1,536,428        $   (14,345)
 Net realized gain (loss) on investments .........        (69,222)         22,687             80,839
 Change in unrealized appreciation
  (depreciation) of investments ..................        634,642      (1,317,445)         1,880,257
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  operations .....................................      5,127,624         241,670          1,946,751
                                                     ------------    ------------        -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     45,138,444      21,031,213         26,696,036
  Transfers between funds including
   guaranteed interest account, net ..............     23,068,894      12,280,683         33,032,571
  Transfers for contract benefits and
   terminations ..................................     (2,756,331)       (350,545)          (347,727)
  Contract maintenance charges ...................       (384,546)        (23,820)           (26,873)
                                                     ------------    ------------        -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     65,066,461      32,937,531         59,354,007
                                                     ------------    ------------        -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (55,059)         56,650          3,000,982
                                                     ------------    ------------        -----------
Increase (Decrease) in Net Assets ................     70,139,026      33,235,851         64,301,740
Net Assets -- Beginning of Period ................     33,235,851              --                 --
                                                     ------------    ------------        -----------
Net Assets -- End of Period ......................   $103,374,877    $ 33,235,851        $64,301,740
                                                     ============    ============        ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          9,217           3,719              6,192
 Units Redeemed ..................................         (2,385)           (526)              (561)
                                                     ------------    ------------        -----------
 Net Increase (Decrease) .........................          6,832           3,193              5,631
                                                     ============    ============        ===========



                                                                 EQ/Equity                        EQ/Evergreen
                                                                 500 Index                   International Bond (b)
                                                   ------------------------------------- ------------------------------
                                                          2006               2005              2006           2005
                                                   ------------------ ------------------ --------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    1,601,536     $   (1,266,777)   $   (441,372)   $    (7,035)
 Net realized gain (loss) on investments .........       79,581,408         49,663,059         109,342          1,805
 Change in unrealized appreciation
  (depreciation) of investments ..................      116,669,406         (4,285,559)      1,728,670       (110,331)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................      197,852,350         44,110,723       1,396,640       (115,561)
                                                     --------------     --------------    ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      133,555,865        179,951,947      37,714,007      4,153,462
  Transfers between funds including
   guaranteed interest account, net ..............      (98,517,620)       (56,745,087)     37,608,945      2,302,187
  Transfers for contract benefits and
   terminations ..................................     (118,995,414)       (92,161,190)     (1,956,225)       (33,837)
  Contract maintenance charges ...................      (10,541,003)        (9,301,790)       (198,829)          (684)
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      (94,498,172)        21,743,880      73,167,898      6,421,128
                                                     --------------     --------------    ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          688,439             26,462          (4,221)     5,006,114
                                                     --------------     --------------    ------------    -----------
Increase (Decrease) in Net Assets ................      104,042,617         65,881,065      74,560,317     11,311,681
Net Assets -- Beginning of Period ................    1,537,174,835      1,471,293,770      11,311,681             --
                                                     --------------     --------------    ------------    -----------
Net Assets -- End of Period ......................   $1,641,217,452     $1,537,174,835    $ 85,871,998    $11,311,681
                                                     ==============     ==============    ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           18,173             24,730           9,839            780
 Units Redeemed ..................................          (17,923)           (16,507)         (2,361)          (121)
                                                     --------------     --------------    ------------    -----------
 Net Increase (Decrease) .........................              250              8,223           7,478            659
                                                     ==============     ==============    ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             EQ/Evergreen
                                                                 Omega                         EQ/FI Mid Cap
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   1,004,678    $  (1,963,658)   $  17,078,450    $  49,333,029
 Net realized gain (loss) on investments .........     16,184,346        9,030,732       69,676,844       78,007,017
 Change in unrealized appreciation
  (depreciation) of investments ..................    (11,036,158)      (3,453,673)       1,200,281      (85,356,433)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................      6,152,866        3,613,401       87,955,575       41,983,613
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     12,723,275       23,670,333      145,168,636      134,858,947
  Transfers between funds including
   guaranteed interest account, net ..............    (15,078,174)     (14,468,855)     (52,999,671)      (7,222,052)
  Transfers for contract benefits and
   terminations ..................................     (8,669,166)      (6,557,979)     (51,334,130)     (37,406,647)
  Contract maintenance charges ...................     (1,180,193)      (1,108,590)      (6,922,222)      (5,621,680)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,204,258)       1,534,909       33,912,613       84,608,568
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (138,108)        (855,864)         (47,216)         (45,092)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (6,189,500)       4,292,446      121,820,972      126,547,089
Net Assets -- Beginning of Period ................    147,906,914      143,614,468      867,883,453      741,336,364
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 141,717,414    $ 147,906,914    $ 989,704,425    $ 867,883,453
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          2,916            3,766           20,292           21,608
 Units Redeemed ..................................         (4,438)          (4,119)         (18,775)         (15,502)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,522)            (353)           1,517            6,106
                                                    =============    =============    =============    =============

                                                                                                        EQ/Franklin
                                                               EQ/FI Mid                EQ/Franklin      Small Cap
                                                               Cap Value                Income (c)       Value (c)
                                                   --------------------------------- ---------------- --------------
                                                         2006             2005             2006            2006
                                                   ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (9,965,435)   $  25,414,621     $    445,815    $    (3,966)
 Net realized gain (loss) on investments .........    113,397,988       70,297,063           27,122         42,739
 Change in unrealized appreciation
  (depreciation) of investments ..................    (10,969,222)     (25,159,259)       2,452,651        553,885
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     92,463,331       70,552,425        2,925,588        592,658
                                                    -------------    -------------     ------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    116,403,003      126,285,709       39,824,199      7,466,680
  Transfers between funds including
   guaranteed interest account, net ..............    (33,635,684)      29,738,482       91,180,187      8,271,638
  Transfers for contract benefits and
   terminations ..................................    (52,127,453)     (37,827,726)        (736,447)       (40,544)
  Contract maintenance charges ...................     (6,649,502)      (5,094,975)         (72,481)        (7,407)
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     23,990,364      113,101,490      130,195,458     15,690,367
                                                    -------------    -------------     ------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (270,837)          33,725        3,002,810      2,999,909
                                                    -------------    -------------     ------------    -----------
Increase (Decrease) in Net Assets ................    116,182,858      183,687,640      136,123,856     19,282,934
Net Assets -- Beginning of Period ................    832,688,375      649,000,735               --             --
                                                    -------------    -------------     ------------    -----------
Net Assets -- End of Period ......................  $ 948,871,233    $ 832,688,375     $136,123,856    $19,282,934
                                                    =============    =============     ============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,513           19,958           13,284          1,617
 Units Redeemed ..................................        (14,436)         (11,240)            (527)          (136)
                                                    -------------    -------------     ------------    -----------
 Net Increase (Decrease) .........................          2,077            8,718           12,757          1,481
                                                    =============    =============     ============    ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/GAMCO Mergers                     EQ/GAMCO
                                                        and Acquisitions (a)              Small Company Value
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  2,661,745     $   339,474     $    308,397     $   (373,752)
 Net realized gain (loss) on investments .........     1,078,114          85,032       11,759,479        8,592,448
 Change in unrealized appreciation
  (depreciation) of investments ..................     1,845,019        (204,505)      16,610,542       (4,895,218)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  operations .....................................     5,584,878         220,001       28,678,418        3,323,478
                                                    ------------     -----------     ------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    32,023,361      12,886,403       75,028,840       67,825,071
  Transfers between funds including
   guaranteed interest account, net ..............    26,861,707      11,399,463       19,086,622       43,986,193
  Transfers for contract benefits and
   terminations ..................................    (1,789,788)       (251,280)      (7,147,502)      (3,255,039)
  Contract maintenance charges ...................      (366,815)        (30,955)      (1,207,974)        (346,414)
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    56,728,465      24,003,631       85,759,986      108,209,811
                                                    ------------     -----------     ------------     ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (47,360)         48,294          (66,485)          56,782
                                                    ------------     -----------     ------------     ------------
Increase (Decrease) in Net Assets ................    62,265,983      24,271,926      114,371,919      111,590,071
Net Assets -- Beginning of Period ................    24,271,926              --      129,484,932       17,894,861
                                                    ------------     -----------     ------------     ------------
Net Assets -- End of Period ......................  $ 86,537,909     $24,271,926     $243,856,851     $129,484,932
                                                    ============     ===========     ============     ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,367           2,575            6,426            6,969
 Units Redeemed ..................................        (2,212)           (268)          (3,068)          (2,155)
                                                    ------------     -----------     ------------     ------------
 Net Increase (Decrease) .........................         5,155           2,307            3,358            4,814
                                                    ============     ===========     ============     ============

                                                          EQ/International                  EQ/Janus Large
                                                             Growth (a)                       Cap Growth
                                                   ------------------------------- ---------------------------------
                                                         2006            2005            2006             2005
                                                   --------------- --------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   (115,762)    $    47,522    $  (3,244,501)   $  (3,039,101)
 Net realized gain (loss) on investments .........     2,077,935         115,195        9,144,364        2,702,596
 Change in unrealized appreciation
  (depreciation) of investments ..................     7,914,167         809,860       (6,822,585)      12,878,013
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     9,876,340         972,577         (922,722)      12,541,508
                                                    ------------     -----------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    35,681,429      10,813,199       22,558,822       29,692,082
  Transfers between funds including
   guaranteed interest account, net ..............    23,884,666       4,307,418      (13,834,135)       5,413,585
  Transfers for contract benefits and
   terminations ..................................    (1,367,661)        (71,543)     (16,413,188)     (12,730,324)
  Contract maintenance charges ...................      (255,472)         (4,734)      (1,523,786)      (1,347,087)
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    57,942,962      15,044,340       (9,212,287)      21,028,256
                                                    ------------     -----------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (36,647)         36,666         (445,892)          11,086
                                                    ------------     -----------    -------------    -------------
Increase (Decrease) in Net Assets ................    67,782,655      16,053,583      (10,580,901)      33,580,850
Net Assets -- Beginning of Period ................    16,053,583              --      228,464,494      194,883,644
                                                    ------------     -----------    -------------    -------------
Net Assets -- End of Period ......................  $ 83,836,238     $16,053,583    $ 217,883,593    $ 228,464,494
                                                    ============     ===========    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         7,894           1,944            6,086            7,554
 Units Redeemed ..................................        (3,192)           (550)          (8,550)          (6,428)
                                                    ------------     -----------    -------------    -------------
 Net Increase (Decrease) .........................         4,702           1,394           (2,464)           1,126
                                                    ============     ===========    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/JPMorgan                         EQ/JPMorgan
                                                                 Core Bond                      Value Opportunities
                                                   ------------------------------------- ---------------------------------
                                                          2006               2005              2006             2005
                                                   ------------------ ------------------ ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   35,547,339     $   24,067,391    $  13,373,416    $     409,324
 Net realized gain (loss) on investments .........       (1,729,632)         2,334,160       30,299,196        6,392,598
 Change in unrealized appreciation
  (depreciation) of investments ..................       (2,523,222)       (17,960,654)      36,394,367        4,422,921
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................       31,294,485          8,440,897       80,066,979       11,224,843
                                                     --------------     --------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      141,866,848        171,533,722       20,256,775       20,377,175
  Transfers between funds including
   guaranteed interest account, net ..............        2,628,188         35,271,455      (16,528,736)     (14,340,611)
  Transfers for contract benefits and
   terminations ..................................      (97,452,452)       (82,455,484)     (56,698,370)     (46,035,901)
  Contract maintenance charges ...................       (7,746,262)        (6,554,118)      (2,267,718)      (2,257,434)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................       39,296,322        117,795,575      (55,238,049)     (42,256,771)
                                                     --------------     --------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (263,794)            28,602         (229,450)          41,441
                                                     --------------     --------------    -------------    -------------
Increase (Decrease) in Net Assets ................       70,327,013        126,265,074       24,599,480      (30,990,487)
Net Assets -- Beginning of Period ................    1,190,769,908      1,064,504,834      468,650,591      499,641,078
                                                     --------------     --------------    -------------    -------------
Net Assets -- End of Period ......................   $1,261,096,921     $1,190,769,908    $ 493,250,071    $ 468,650,591
                                                     ==============     ==============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           29,523             31,536            5,347            4,461
 Units Redeemed ..................................          (23,855)           (18,812)          (9,117)          (7,537)
                                                     --------------     --------------    -------------    -------------
 Net Increase (Decrease) .........................            5,668             12,724           (3,770)          (3,076)
                                                     ==============     ==============    =============    =============



                                                            EQ/Legg Mason                       EQ/Long
                                                           Value Equity (b)                  Term Bond (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $ (1,637,785)    $   (21,881)   $  2,237,573     $   566,054
 Net realized gain (loss) on investments .........        (41,403)         24,118        (588,633)        140,283
 Change in unrealized appreciation
  (depreciation) of investments ..................     14,040,673         123,666        (837,876)       (801,967)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,361,485         125,903         811,064         (95,630)
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     88,810,281      13,628,698      22,426,287      23,842,344
  Transfers between funds including
   guaranteed interest account, net ..............     56,159,095      12,630,609      19,837,785      19,976,804
  Transfers for contract benefits and
   terminations ..................................     (5,563,770)        (19,065)     (2,359,220)       (726,694)
  Contract maintenance charges ...................       (566,131)         (6,054)       (417,278)        (41,316)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    138,839,475      26,234,188      39,487,574      43,051,138
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (8,889)      3,014,410         (49,390)        100,875
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    151,192,071      29,374,501      40,249,248      43,056,383
Net Assets -- Beginning of Period ................     29,374,501              --      43,056,383              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $180,566,572     $29,374,501    $ 83,305,631     $43,056,383
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,883           2,535           7,511           5,247
 Units Redeemed ..................................         (3,516)            (71)         (3,451)           (948)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................         13,367           2,464           4,060           4,300
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Lord Abbett                  EQ/Lord Abbett
                                                        Growth and Income (a)             Large Cap Core (a)
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (104,692)    $    47,469    $    (59,533)    $   (17,517)
 Net realized gain (loss) on investments .........      3,320,228          32,954         832,244          49,831
 Change in unrealized appreciation
  (depreciation) of investments ..................      9,526,751         985,547       3,540,588         603,584
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     12,742,287       1,065,970       4,313,299         635,898
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     43,190,154      21,609,834      17,413,949      13,498,807
  Transfers between funds including
   guaranteed interest account, net ..............     51,826,356      10,402,378       9,159,289       7,764,764
  Transfers for contract benefits and
   terminations ..................................     (3,850,410)       (305,584)     (2,014,574)       (329,478)
  Contract maintenance charges ...................       (490,890)        (18,169)       (246,318)        (11,095)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     90,675,210      31,688,459      24,312,346      20,922,998
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,932)      3,045,111         (52,730)      3,052,839
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    103,373,565      35,799,540      28,572,915      24,611,735
Net Assets -- Beginning of Period ................     35,799,540              --      24,611,735              --
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $139,173,105     $35,799,540    $ 53,184,650     $24,611,735
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,450           3,296           3,182           2,304
 Units Redeemed ..................................         (3,451)           (224)           (975)           (282)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          7,999           3,072           2,207           2,022
                                                     ============     ===========    ============     ===========



                                                            EQ/Lord Abbett                        EQ/Marsico
                                                           Mid Cap Value (a)                        Focus
                                                   --------------------------------- ------------------------------------
                                                         2006             2005              2006               2005
                                                   ---------------- ---------------- ------------------ -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (417,271)    $    190,909     $  (10,228,445)   $  (14,954,933)
 Net realized gain (loss) on investments .........      3,592,360          157,833         72,061,267        52,936,392
 Change in unrealized appreciation
  (depreciation) of investments ..................     16,589,759        2,885,519         52,234,685        66,818,972
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  operations .....................................     19,764,848        3,234,261        114,067,507       104,800,431
                                                     ------------     ------------     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     85,500,253       53,890,406        298,064,717       230,954,152
  Transfers between funds including
   guaranteed interest account, net ..............     15,550,990       46,438,571         35,899,031        68,011,811
  Transfers for contract benefits and
   terminations ..................................     (5,521,878)      (1,227,656)       (73,745,184)      (45,237,575)
  Contract maintenance charges ...................     (1,042,015)        (112,826)       (11,129,440)       (8,048,831)
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     94,487,350       98,988,495        249,089,124       245,679,557
                                                     ------------     ------------     --------------    --------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,303)       3,057,351            397,641            25,479
                                                     ------------     ------------     --------------    --------------
Increase (Decrease) in Net Assets ................    114,199,895      105,280,107        363,554,272       350,505,467
Net Assets -- Beginning of Period ................    105,280,107               --      1,281,657,029       931,151,562
                                                     ------------     ------------     --------------    --------------
Net Assets -- End of Period ......................   $219,480,002     $105,280,107     $1,645,211,301    $1,281,657,029
                                                     ============     ============     ==============    ==============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,854            9,874             40,672            34,883
 Units Redeemed ..................................         (4,521)            (732)           (20,703)          (13,699)
                                                     ------------     ------------     --------------    --------------
 Net Increase (Decrease) .........................          8,333            9,142             19,969            21,184
                                                     ============     ============     ==============    ==============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                           EQ/Mercury Basic                      EQ/Mercury
                                                             Value Equity                    International Value
                                                   --------------------------------- -----------------------------------
                                                         2006             2005              2006              2005
                                                   ---------------- ---------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  11,298,069    $    (317,506)    $   19,175,591    $   2,753,391
 Net realized gain (loss) on investments .........     57,705,223       48,976,075         83,895,317       14,769,364
 Change in unrealized appreciation
  (depreciation) of investments ..................     66,932,813      (37,549,430)        86,672,220       44,908,546
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................    135,936,105       11,109,139        189,743,128       62,431,301
                                                    -------------    -------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     67,355,869       91,849,053        154,077,439      135,739,380
  Transfers between funds including
   guaranteed interest account, net ..............    (24,976,030)     (38,104,586)        29,873,311       44,408,567
  Transfers for contract benefits and
   terminations ..................................    (49,059,495)     (38,364,843)       (65,207,822)     (41,226,493)
  Contract maintenance charges ...................     (5,724,515)      (4,964,864)        (5,734,932)      (3,546,807)
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (12,404,171)      10,414,760        113,007,996      135,374,647
                                                    -------------    -------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        147,978           28,858            378,200         (233,617)
                                                    -------------    -------------     --------------    -------------
Increase (Decrease) in Net Assets ................    123,679,912       21,552,757        303,129,324      197,572,331
Net Assets -- Beginning of Period ................    723,111,484      701,558,727        755,160,768      557,588,437
                                                    -------------    -------------     --------------    -------------
Net Assets -- End of Period ......................  $ 846,791,396    $ 723,111,484     $1,058,290,092    $ 755,160,768
                                                    =============    =============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         11,280           13,183             23,263           22,405
 Units Redeemed ..................................        (10,482)          (9,777)           (15,975)         (12,127)
                                                    -------------    -------------     --------------    -------------
 Net Increase (Decrease) .........................            798            3,406              7,288           10,278
                                                    =============    =============     ==============    =============



                                                            EQ/MFS Emerging                  EQ/MFS Investors
                                                           Growth Companies                        Trust
                                                   --------------------------------- ---------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  (3,878,114)   $  (3,744,013)   $  (1,796,290)   $  (2,821,288)
 Net realized gain (loss) on investments .........      3,594,117       (4,789,449)       6,569,821          888,350
 Change in unrealized appreciation
  (depreciation) of investments ..................     15,908,179       27,036,649       25,655,767       17,942,254
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     15,624,182       18,503,187       30,429,298       16,009,316
                                                    -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     19,421,668       19,559,264       11,886,229       16,442,591
  Transfers between funds including
   guaranteed interest account, net ..............    (10,049,759)     (14,298,930)     (19,417,771)     (10,063,956)
  Transfers for contract benefits and
   terminations ..................................    (26,870,694)     (21,983,788)     (29,043,979)     (22,246,902)
  Contract maintenance charges ...................     (1,337,952)      (1,170,328)      (1,568,044)      (1,473,168)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    (18,836,737)     (17,893,782)     (38,143,565)     (17,341,435)
                                                    -------------    -------------    -------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......       (218,446)          42,092           21,946         (124,599)
                                                    -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ................     (3,431,001)         651,497       (7,692,321)      (1,456,718)
Net Assets -- Beginning of Period ................    273,445,472      272,793,975      294,196,625      295,653,343
                                                    -------------    -------------    -------------    -------------
Net Assets -- End of Period ......................  $ 270,014,473    $ 273,445,472    $ 286,504,304    $ 294,196,625
                                                    =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          4,249            3,324            2,250            3,591
 Units Redeemed ..................................         (5,398)          (4,513)          (6,261)          (5,935)
                                                    -------------    -------------    -------------    -------------
 Net Increase (Decrease) .........................         (1,149)          (1,189)          (4,011)          (2,344)
                                                    =============    =============    =============    =============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                EQ/Money                         EQ/Montag &
                                                                 Market                        Caldwell Growth
                                                   ----------------------------------- -------------------------------
                                                          2006              2005             2006            2005
                                                   ----------------- ----------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    16,761,959   $     5,491,979    $  (331,596)    $  (105,778)
 Net realized gain (loss) on investments .........         (929,628)         (973,816)       547,727         110,268
 Change in unrealized appreciation
  (depreciation) of investments ..................        1,036,353         1,166,842      1,556,349         522,308
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  operations .....................................       16,868,684         5,685,005      1,772,480         526,798
                                                    ---------------   ---------------    -----------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........      308,162,362       244,501,743      8,179,389      13,082,314
  Transfers between funds including
   guaranteed interest account, net ..............       38,161,683       (69,984,911)      (211,939)      6,367,405
  Transfers for contract benefits and
   terminations ..................................     (230,794,379)     (168,885,055)      (973,238)       (458,668)
  Contract maintenance charges ...................       (2,958,951)       (2,290,735)      (206,899)        (36,919)
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................      112,570,715         3,341,042      6,787,313      18,954,132
                                                    ---------------   ---------------    -----------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......         (286,715)           54,365        (74,907)         72,217
                                                    ---------------   ---------------    -----------     -----------
Increase (Decrease) in Net Assets ................      129,152,684         9,080,412      8,484,886      19,553,147
Net Assets -- Beginning of Period ................      483,608,504       474,528,092     21,651,231       2,098,084
                                                    ---------------   ---------------    -----------     -----------
Net Assets -- End of Period ......................  $   612,761,188   $   483,608,504    $30,136,117     $21,651,231
                                                    ===============   ===============    ===========     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................           92,844            65,735          4,221           5,404
 Units Redeemed ..................................          (83,926)          (63,774)        (2,474)         (1,162)
                                                    ---------------   ---------------    -----------     -----------
 Net Increase (Decrease) .........................            8,918             1,961          1,747           4,242
                                                    ===============   ===============    ===========     ===========

                                                                                       EQ/Oppenheimer   EQ/Oppenheimer
                                                       EQ/Mutual     EQ/Oppenheimer     Main Street       Main Street
                                                      Shares (c)       Global (c)     Opportunity (c)    Small Cap (c)
                                                   ---------------- ---------------- ----------------- ----------------
                                                         2006             2006              2006             2006
                                                   ---------------- ---------------- ----------------- ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $    (68,595)    $   (27,691)      $   106,477      $    48,877
 Net realized gain (loss) on investments .........         35,029          33,909            10,462           11,454
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,369,256       1,332,000           948,198        1,029,959
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  operations .....................................      4,335,690       1,338,218         1,065,137        1,090,290
                                                     ------------     -----------       -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     28,257,871       8,196,812         3,568,479        5,807,735
  Transfers between funds including
   guaranteed interest account, net ..............     52,107,423      10,850,420         4,319,318        3,684,057
  Transfers for contract benefits and
   terminations ..................................       (557,065)        (96,165)         (119,647)          (9,538)
  Contract maintenance charges ...................        (42,919)         (5,174)           (4,866)          (1,382)
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     79,765,310      18,945,893         7,763,284        9,480,872
                                                     ------------     -----------       -----------      -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     20,001,435       7,999,910         9,999,903        9,999,981
                                                     ------------     -----------       -----------      -----------
Increase (Decrease) in Net Assets ................    104,102,435      28,284,021        18,828,324       20,571,143
Net Assets -- Beginning of Period ................             --              --                --               --
                                                     ------------     -----------       -----------      -----------
Net Assets -- End of Period ......................   $104,102,435     $28,284,021       $18,828,324      $20,571,143
                                                     ============     ===========       ===========      ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,040           1,864               779              934
 Units Redeemed ..................................           (326)           (108)              (53)             (66)
                                                     ------------     -----------       -----------      -----------
 Net Increase (Decrease) .........................          7,714           1,756               726              868
                                                     ============     ===========       ===========      ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/PIMCO                         EQ/Short
                                                            Real Return (a)                 Duration Bond (a)
                                                   --------------------------------- -------------------------------
                                                         2006             2005             2006            2005
                                                   ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $   8,238,862     $  2,319,613    $  1,275,010     $    96,553
 Net realized gain (loss) on investments .........     (1,120,384)          75,181         795,589          (9,795)
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,769,342)      (3,155,014)       (674,697)       (107,926)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     (2,650,864)        (760,220)      1,395,902         (21,168)
                                                    -------------     ------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    125,385,505       83,463,710      23,322,093       8,290,639
  Transfers between funds including
   guaranteed interest account, net ..............     42,455,706       70,716,674      21,868,111      10,613,166
  Transfers for contract benefits and
   terminations ..................................    (11,096,209)      (1,552,939)     (4,930,007)       (401,133)
  Contract maintenance charges ...................     (1,442,063)        (150,100)       (288,168)        (16,868)
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    155,302,939      152,477,345      39,972,029      18,485,804
                                                    -------------     ------------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (30,899)          42,492         (56,326)        106,801
                                                    -------------     ------------    ------------     -----------
Increase (Decrease) in Net Assets ................    152,621,176      151,759,617      41,311,605      18,571,437
Net Assets -- Beginning of Period ................  $ 151,759,617               --      18,571,439              --
                                                    -------------     ------------    ------------     -----------
Net Assets -- End of Period ......................  $ 304,380,793     $151,759,617    $ 59,883,044     $18,571,437
                                                    =============     ============    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         26,045           17,115          10,328           2,571
 Units Redeemed ..................................        (10,221)          (1,831)         (6,318)           (719)
                                                    -------------     ------------    ------------     -----------
 Net Increase (Decrease) .........................         15,824           15,284           4,010           1,852
                                                    =============     ============    ============     ===========



                                                               EQ/Small                          EQ/Small
                                                               Cap Value                      Company Growth
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $  38,421,635    $  25,603,394     $   (121,411)   $    700,461
 Net realized gain (loss) on investments .........     97,622,076       70,202,197        3,040,879         298,191
 Change in unrealized appreciation
  (depreciation) of investments ..................     (9,872,148)     (68,521,361)        (504,014)      1,652,741
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  operations .....................................    126,171,563       27,284,230        2,415,454       2,651,393
                                                    -------------    -------------     ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    123,107,526      128,990,080       62,254,258      32,371,234
  Transfers between funds including
   guaranteed interest account, net ..............    (61,523,196)     (40,488,215)      16,709,580      35,556,920
  Transfers for contract benefits and
   terminations ..................................    (63,768,931)     (47,408,480)      (5,531,117)     (1,006,120)
  Contract maintenance charges ...................     (6,710,652)      (5,615,858)        (825,775)       (133,151)
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     (8,895,253)      35,477,527       72,606,946      66,788,883
                                                    -------------    -------------     ------------    ------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......          1,391           36,312          (99,468)         97,623
                                                    -------------    -------------     ------------    ------------
Increase (Decrease) in Net Assets ................    117,277,701       62,798,069       74,922,932      69,537,899
Net Assets -- Beginning of Period ................    875,079,411      812,281,342       72,479,778       2,941,879
                                                    -------------    -------------     ------------    ------------
Net Assets -- End of Period ......................  $ 992,357,112    $ 875,079,411     $147,402,710    $ 72,479,778
                                                    =============    =============     ============    ============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,377           17,613           19,763          11,355
 Units Redeemed ..................................        (15,387)         (13,280)         (11,616)         (2,733)
                                                    -------------    -------------     ------------    ------------
 Net Increase (Decrease) .........................            990            4,333            8,147           8,622
                                                    =============    =============     ============    ============

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Small
                                                             Company Index                    EQ/TCW Equity
                                                   --------------------------------- --------------------------------
                                                         2006             2005             2006             2005
                                                   ---------------- ---------------- ---------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................  $    (460,973)   $    (923,245)   $     (765,677)   $  (357,236)
 Net realized gain (loss) on investments .........     41,597,429       33,941,282           417,258        237,055
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,025,443      (22,917,641)       (2,505,475)     2,723,776
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  operations .....................................     61,161,899       10,100,396        (2,853,894)     2,603,595
                                                    -------------    -------------    --------------    -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     73,200,232       52,972,655        19,740,981     27,616,919
  Transfers between funds including
   guaranteed interest account, net ..............      4,284,882      (21,776,339)      (10,410,077)    13,140,519
  Transfers for contract benefits and
   terminations ..................................    (24,584,006)     (18,523,939)       (1,846,174)      (708,969)
  Contract maintenance charges ...................     (2,952,262)      (2,361,215)         (356,757)       (79,254)
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     49,948,846       10,311,162         7,127,973     39,969,215
                                                    -------------    -------------    --------------    -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (78,562)        (428,292)          (98,194)        94,294
                                                    -------------    -------------    --------------    -----------
Increase (Decrease) in Net Assets ................    111,032,183       19,983,266         4,175,885     42,667,104
Net Assets -- Beginning of Period ................    364,434,689      344,451,423        47,119,830      4,452,726
                                                    -------------    -------------    --------------    -----------
Net Assets -- End of Period ......................  $ 475,466,872    $ 364,434,689    $   51,295,715    $47,119,830
                                                    =============    =============    ==============    ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         12,308            8,836             2,293          3,195
 Units Redeemed ..................................         (8,553)          (7,623)           (1,758)          (718)
                                                    -------------    -------------    --------------    -----------
 Net Increase (Decrease) .........................          3,755            1,213               535          2,477
                                                    =============    =============    ==============    ===========



                                                     EQ/Templeton           EQ/UBS Growth
                                                      Growth (c)             and Income
                                                   --------------- -------------------------------
                                                         2006            2006            2005
                                                   --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (63,999)   $   (307,981)    $   (34,944)
 Net realized gain (loss) on investments .........        72,643       1,364,045         341,428
 Change in unrealized appreciation
  (depreciation) of investments ..................     2,409,867       5,780,182       1,666,855
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................     2,418,511       6,836,246       1,973,339
                                                     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    23,602,090      22,469,649      21,945,597
  Transfers between funds including
   guaranteed interest account, net ..............    41,626,913       8,159,032       9,945,523
  Transfers for contract benefits and
   terminations ..................................      (485,816)     (2,144,881)       (474,349)
  Contract maintenance charges ...................       (39,508)       (370,507)        (52,302)
                                                     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    64,703,679      28,113,293      31,364,469
                                                     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......     3,000,770         (85,247)         82,372
                                                     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................    70,122,960      34,864,292      33,420,180
Net Assets -- Beginning of Period ................            --      35,728,565       2,308,385
                                                     -----------    ------------     -----------
Net Assets -- End of Period ......................   $70,122,960    $ 70,592,857     $35,728,565
                                                     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         6,609           8,472           7,828
 Units Redeemed ..................................          (389)         (3,257)         (1,809)
                                                     -----------    ------------     -----------
 Net Increase (Decrease) .........................         6,220           5,215           6,019
                                                     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                            EQ/Van Kampen                      EQ/Van Kampen
                                                             Comstock (a)                 Emerging Markets Equity
                                                   -------------------------------- -----------------------------------
                                                         2006             2005             2006              2005
                                                   ---------------- --------------- ------------------ ----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $  2,930,597    $    307,757     $   (8,126,472)   $  (3,203,101)
 Net realized gain (loss) on investments .........      2,814,607          60,165        164,112,415       49,997,347
 Change in unrealized appreciation
  (depreciation) of investments ..................     20,800,049       2,466,481         85,184,589       74,025,267
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  operations .....................................     26,545,253       2,834,403        241,170,532      120,819,513
                                                     ------------    ------------     --------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    100,478,408      58,774,226        214,535,289      128,159,383
  Transfers between funds including
   guaranteed interest account, net ..............     40,420,322      36,377,047         22,946,486       86,508,372
  Transfers for contract benefits and
   terminations ..................................     (5,978,972)     (1,583,847)       (44,912,333)     (23,045,477)
  Contract maintenance charges ...................     (1,158,207)        (73,129)        (5,509,005)      (2,567,744)
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    133,761,551      93,494,297        187,060,437      189,054,534
                                                     ------------    ------------     --------------    -------------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (43,706)      3,050,037             30,392           35,972
                                                     ------------    ------------     --------------    -------------
Increase (Decrease) in Net Assets ................    160,263,098      99,378,737        428,261,361      309,910,019
Net Assets -- Beginning of Period ................     99,378,737              --        606,400,974      296,490,955
                                                     ------------    ------------     --------------    -------------
Net Assets -- End of Period ......................   $259,641,835    $ 99,378,737     $1,034,662,335    $ 606,400,974
                                                     ============    ============     ==============    =============
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,196          10,172             34,839           29,968
 Units Redeemed ..................................         (3,911)           (941)           (26,149)         (17,357)
                                                     ------------    ------------     --------------    -------------
 Net Increase (Decrease) .........................         12,285           9,231              8,690           12,611
                                                     ============    ============     ==============    =============



                                                            EQ/Van Kampen                   EQ/Wells Fargo
                                                          Mid Cap Growth (a)             Montgomery Small Cap
                                                   -------------------------------- -------------------------------
                                                         2006             2005            2006            2005
                                                   ---------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................   $   (813,171)    $  (131,680)   $  1,117,024     $   613,828
 Net realized gain (loss) on investments .........      2,340,262         176,749         844,023          96,369
 Change in unrealized appreciation
  (depreciation) of investments ..................      4,666,673       2,533,305       5,237,856         (71,053)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  operations .....................................      6,193,764       2,578,374       7,198,903         639,144
                                                     ------------     -----------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........     56,908,087      19,337,327      27,824,898       5,028,174
  Transfers between funds including
   guaranteed interest account, net ..............     17,867,191      18,386,725      35,703,287       3,674,540
  Transfers for contract benefits and
   terminations ..................................     (2,978,948)       (394,097)     (1,984,138)       (160,077)
  Contract maintenance charges ...................       (452,037)        (36,114)       (238,458)         (9,829)
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................     71,344,293      37,293,841      61,305,589       8,532,808
                                                     ------------     -----------    ------------     -----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (52,168)      3,052,788         (39,365)         39,129
                                                     ------------     -----------    ------------     -----------
Increase (Decrease) in Net Assets ................     77,485,889      42,925,003      68,465,127       9,211,081
Net Assets -- Beginning of Period ................     42,925,003              --      12,923,425       3,712,344
                                                     ------------     -----------    ------------     -----------
Net Assets -- End of Period ......................   $120,410,892     $42,925,003    $ 81,388,552     $12,923,425
                                                     ============     ===========    ============     ===========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................          8,786           3,588           7,466           1,069
 Units Redeemed ..................................         (3,212)           (424)         (2,833)           (311)
                                                     ------------     -----------    ------------     -----------
 Net Increase (Decrease) .........................          5,574           3,164           4,633             758
                                                     ============     ===========    ============     ===========

-------
The accompanying notes are an integral part of these financial statements.


                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                          U.S. Real Estate --         AXA Target 2015
                                                               Class II                Allocation (c)
                                                   --------------------------------- -----------------
                                                         2006             2005              2006
                                                   ---------------- ---------------- -----------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................       (814,974)    $  4,480,194       $   24,860
 Net realized gain (loss) on investments .........     41,442,163       10,109,825               --
 Change in unrealized appreciation
  (depreciation) of investments ..................     80,940,880       15,478,770           53,735
                                                       ----------     ------------       ----------
 Net increase (decrease) in net assets from
  operations .....................................    121,568,069       30,068,789           78,595
                                                      -----------     ------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........    135,970,204      100,186,178               --
  Transfers between funds including
   guaranteed interest account, net ..............     47,584,629       16,494,066               --
  Transfers for contract benefits and
   terminations ..................................    (16,178,653)      (7,450,900)              --
  Contract maintenance charges ...................     (3,096,422)      (1,354,803)              --
                                                      -----------     ------------       ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................    164,279,758      107,874,541               --
                                                      -----------     ------------       ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......        (85,938)          25,706        1,000,000
                                                      -----------     ------------       ----------
Increase (Decrease) in Net Assets ................    285,761,889      137,969,036        1,078,595
Net Assets -- Beginning of Period ................    270,002,310      132,033,274               --
                                                      -----------     ------------       ----------
Net Assets -- End of Period ......................  $ 555,764,199     $270,002,310       $1,078,595
                                                    =============     ============       ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................         16,019           13,674               --
 Units Redeemed ..................................         (7,653)          (6,669)              --
                                                    -------------     ------------       ----------
 Net Increase (Decrease) .........................          8,366            7,005               --
                                                    =============     ============       ==========



                                                    AXA Target 2025   AXA Target 2035   AXA Target 2045   EQ/International
                                                     Allocation (c)    Allocation (c)    Allocation (c)        ETF (c)
                                                   ----------------- ----------------- ----------------- ------------------
                                                          2006              2006              2006              2006
                                                   ----------------- ----------------- ----------------- ------------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ....................     $   21,595        $   17,915        $   15,030        $   45,975
 Net realized gain (loss) on investments .........             --                --                --                --
 Change in unrealized appreciation
  (depreciation) of investments ..................         65,297            76,584            86,177           297,484
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  operations .....................................         86,892            94,499           101,207           343,459
                                                       ----------        ----------        ----------        ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ..........             --                --                --                --
  Transfers between funds including
   guaranteed interest account, net ..............             --                --                --                --
  Transfers for contract benefits and
   terminations ..................................             --                --                --                --
  Contract maintenance charges ...................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in net assets from
  contractowners transactions ....................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net increase (decrease) in amount retained by
  AXA Equitable in Separate Account No. 49 .......      1,000,000         1,000,000         1,000,000         3,000,000
                                                       ----------        ----------        ----------        ----------
Increase (Decrease) in Net Assets ................      1,086,892         1,094,499         1,101,207         3,343,459
Net Assets -- Beginning of Period ................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
Net Assets -- End of Period ......................     $1,086,892        $1,094,499        $1,101,207        $3,343,459
                                                       ==========        ==========        ==========        ==========
Changes in Units (000's):
Unit Activity 0.00% to 1.90% Class B
 Units Issued ....................................             --                --                --                --
 Units Redeemed ..................................             --                --                --                --
                                                       ----------        ----------        ----------        ----------
 Net Increase (Decrease) .........................             --                --                --                --
                                                       ==========        ==========        ==========        ==========

-------
(a) Commenced operations on May 9, 2005.
(b) Commenced operations on October 17, 2005.
(c) Commenced operations on September 18, 2006.
The accompanying notes are an integral part of these financial statements.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements

December 31, 2006


1. Organization

   AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account No. 49 ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified management investment companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of The Trusts have separate investment objectives. These financial statements and notes are those of the Account.

   The Account consists of 76 variable investment options:

   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o AXA Premier VIP Aggressive Equity
   o AXA Premier VIP Core Bond
   o AXA Premier VIP Health Care
   o AXA Premier VIP High Yield
   o AXA Premier VIP International Equity
   o AXA Premier VIP Large Cap Core Equity
   o AXA Premier VIP Large Cap Growth
   o AXA Premier VIP Large Cap Value
   o AXA Premier VIP Mid Cap Growth
   o AXA Premier VIP Mid Cap Value
   o AXA Premier VIP Technology
   o EQ/AllianceBernstein Common Stock(1)
   o EQ/AllianceBernstein Growth and Income(2)
   o EQ/AllianceBernstein Intermediate Government Securities(3)
   o EQ/AllianceBernstein International(4)
   o EQ/AllianceBernstein Large Cap Growth(5)
   o EQ/AllianceBernstein Quality Bond(6)
   o EQ/AllianceBernstein Small Cap Growth(7)
   o EQ/AllianceBernstein Value(8)
   o EQ/Ariel Appreciation II
   o EQ/AXA Rosenberg Value Long/Short Equity
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian International
   o EQ/Capital Guardian Research
   o EQ/Capital Guardian U.S. Equity
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Davis New York Venture
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap o EQ/FI Mid Cap Value
   o EQ/Franklin Income
   o EQ/Franklin Small Cap Value
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/International Growth
   o EQ/Janus Large Cap Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Legg Mason Value Equity
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Mercury Basic Value Equity
   o EQ/Mercury International Value
   o EQ/MFS Emerging Growth Companies
   o EQ/MFS Investors Trust
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/Mutual Shares
   o EQ/Oppenheimer Global
   o EQ/Oppenheimer Main Street Opportunity
   o EQ/Oppenheimer Main Street Small Cap
   o EQ/PIMCO Real Return
   o EQ/Short Duration Bond
   o EQ/Small Cap Value(9)
   o EQ/Small Company Growth(10)
   o EQ/Small Company Index
   o EQ/TCW Equity
   o EQ/Templeton Growth
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Wells Fargo Montgomery Small Cap
   o U.S. Real Estate -- Class II


                                     FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


1. Organization (Concluded)

   (1)  Formerly known as EQ/Alliance Common Stock.
   (2)  Formerly known as EQ/Alliance Growth and Income.
   (3)  Formerly known as EQ/Alliance Intermediate Government Securities.
   (4)  Formerly known as EQ/Alliance International.
   (5)  Formerly known as EQ/Alliance Large Cap Growth.
   (6)  Formerly known as EQ/Alliance Quality Bond.
   (7)  Formerly known as EQ/Alliance Small Cap Growth.
   (8)  Formerly known as EQ/Bernstein Diversified Value.
   (9)  Formerly known as EQ/Lazard Small Cap Value.
   (10) Formerly known as EQ/Bear Stearns Small Company Growth.

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including the Accumulator, Accumulator Plus, Accumulator Elite, Accumulator Select, Accumulator Advisor, Accumulator Express and Retirement Income for Life, including all contracts issued currently. These annuities in the Accumulator series are offered with the same variable investment options for use as a nonqualified annuity (NQ) for after-tax contributions only, or when used as an investment vehicle for certain qualified plans (QP), an individual retirement annuity (IRA) or a tax-shelter annuity (TSA). The Accumulator series of annuities are offered under group and individual variable annuity forms.

   The Account supports the operations of various AXA Equitable variable annuity products. These products are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel. These financial statement footnotes discuss the products, charges and investment returns applicable to those variable annuity products which are sold through both AXA Equitable's Agent Distribution channel and AXA Equitable's Independent Broker Dealer Distribution channel.

   The amount retained by AXA Equitable in the Account arises principally from
   (1) contributions from AXA Equitable, (2) mortality and expense charges and asset-based administration charges and distribution charges accumulated in the Account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset value is determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

   Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of The Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

   Payments received from contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 46. Transfers between funds including guaranteed interest account, net, are amounts that participants have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No.
   46. The net assets of any variable investment


                                     FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


2. Significant Accounting Policies (Concluded)

   option may not be less than the aggregate of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them. Withdrawal charges (which represent deferred contingent withdrawal charges) are included in transfers, benefits and terminations to the extent that such charges apply to the contracts. Administrative charges are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2006 were as follows:

                                                              Purchases         Sales
                                                          ---------------- --------------
AXA Aggressive Allocation .............................    $  873,536,597   $ 90,477,935
AXA Conservative Allocation ...........................       297,229,359    191,432,085
AXA Conservative-Plus Allocation ......................       388,410,817    118,181,719
AXA Moderate Allocation ...............................     1,419,836,573    318,541,061
AXA Moderate-Plus Allocation ..........................     3,114,433,399    162,695,085
AXA Premier VIP Aggressive Equity .....................        40,725,162     34,988,519
AXA Premier VIP Core Bond .............................       134,982,555    112,447,565
AXA Premier VIP Health Care ...........................        92,851,140     48,865,094
AXA Premier VIP High Yield ............................       209,597,600    174,024,240
AXA Premier VIP International Equity ..................       280,305,727    115,258,653
AXA Premier VIP Large Cap Core Equity .................        37,216,793     32,003,722
AXA Premier VIP Large Cap Growth ......................        76,095,113     50,968,442
AXA Premier VIP Large Cap Value .......................       170,068,987    100,310,943
AXA Premier VIP Mid Cap Growth ........................       115,687,358     73,947,216
AXA Premier VIP Mid Cap Value .........................       131,273,920     73,215,187
AXA Premier VIP Technology ............................        88,993,127     89,938,841
EQ/AllianceBernstein Common Stock .....................       181,086,957    221,579,529
EQ/AllianceBernstein Growth & Income ..................       161,826,103    114,227,105
EQ/AllianceBernstein Intermediate Government Sec. .....        54,180,851     76,989,836
EQ/AllianceBernstein International ....................       390,546,063    142,710,726
EQ/AllianceBernstein Large Cap Growth .................        79,585,723    101,164,226
EQ/AllianceBernstein Quality Bond .....................        87,457,799     64,783,959
EQ/AllianceBernstein Small Cap Growth .................       137,435,267    100,391,777
EQ/AllianceBernstein Value ............................       413,195,840    193,373,485
EQ/Ariel Appreciation II ..............................        29,925,053      6,611,676
EQ/AXA Rosenberg Value Long/Short Equity ..............       251,276,373    229,734,784
EQ/Boston Advisors Equity Income ......................        92,374,288     42,564,866
EQ/Calvert Socially Responsible .......................        17,476,941     13,157,272
EQ/Capital Guardian Growth ............................       122,031,560     49,469,421
EQ/Capital Guardian International .....................       296,893,129    139,641,607
EQ/Capital Guardian Research ..........................        74,012,659    117,890,286
EQ/Capital Guardian U.S. Equity .......................       189,254,816    131,103,930
EQ/Caywood-Scholl High Yield Bond .....................        84,038,952     14,465,345
EQ/Davis New York Venture .............................        65,090,374      2,749,728
EQ/Equity 500 Index ...................................       239,714,289    286,129,269
EQ/Evergreen International Bond .......................        87,037,497     14,315,192
EQ/Evergreen Omega ....................................        36,303,637     36,353,159

                                     FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


3. Purchases and Sales of Investments (Concluded)


                                                   Purchases         Sales
                                                --------------- ---------------
EQ/FI Mid Cap ...............................    $228,160,356    $141,249,272
EQ/FI Mid Cap Value .........................     233,141,122     138,969,809
EQ/Franklin Income ..........................     134,547,297         903,213
EQ/Franklin Small Cap Value .................      19,713,187       1,026,877
EQ/GAMCO Mergers and Acquisitions ...........      73,790,816      14,227,334
EQ/GAMCO Small Company Value ................     140,709,576      44,438,093
EQ/International EFT ........................       3,045,975              --
EQ/International Growth .....................      87,643,162      29,852,608
EQ/Janus Large Cap Growth ...................      35,633,080      48,535,762
EQ/JPMorgan Core Bond .......................     247,015,883     172,436,018
EQ/JPMorgan Value Opportunities .............      81,510,122     111,360,317
EQ/Legg Mason Value Equity ..................     158,296,205      21,103,407
EQ/Long Term Bond ...........................      67,310,043      25,634,288
EQ/Lord Abbett Growth and Income ............     115,275,933      24,234,018
EQ/Lord Abbett Large Cap Core ...............      32,366,709       7,979,486
EQ/Lord Abbett Mid Cap Value ................     123,130,345      27,924,512
EQ/Marsico Focus ............................     402,730,010     135,588,291
EQ/Mercury Basic Value Equity ...............     154,518,883     123,574,750
EQ/Mercury International Value ..............     339,812,416     171,274,367
EQ/MFS Emerging Growth Companies ............      37,618,445      60,551,742
EQ/MFS Investors Trust ......................      17,403,521      57,321,429
EQ/Money Market .............................     883,853,592     754,807,632
EQ/Montag & Caldwell Growth .................      16,251,206       9,870,396
EQ/Mutual Shares ............................     100,366,703         668,555
EQ/Oppenheimer Global .......................      27,769,154         851,042
EQ/Oppenheimer Main Street Opportunity ......      18,151,671         282,006
EQ/Oppenheimer Main Street Small Cap ........      20,030,709         500,979
EQ/PIMCO Real Return ........................     215,326,999      51,816,097
EQ/Short Duration Bond ......................      95,268,850      54,078,135
EQ/Small Cap Value ..........................     257,107,874     164,085,588
EQ/Small Company Growth .....................     130,992,748      58,606,683
EQ/Small Company Index ......................     161,411,919      92,603,734
EQ/TCW Equity ...............................      29,805,041      23,540,939
EQ/Templeton Growth .........................      69,578,143       1,937,693
EQ/UBS Growth and Income ....................      40,498,502      12,778,440
EQ/Van Kampen Comstock ......................     157,644,141      19,989,727
EQ/Van Kampen Emerging Market Equity ........     490,180,976     236,862,659
EQ/Van Kampen Mid Cap Growth ................      94,061,293      23,285,825
EQ/Wells Fargo Montgomery Small Cap .........      88,107,427      25,645,013
Target 2015 Allocation ......................       1,024,860              --
Target 2025 Allocation ......................       1,021,595              --
Target 2035 Allocation ......................       1,017,915              --
Target 2045 Allocation ......................       1,015,030              --
U.S. Real Estate Class II ...................     245,676,817      57,640,551


                                     FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


4. Expenses and Related Party Transactions

   The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value and are subject to fees for investment management and advisory services and other Trust expenses. The class of shares offered by the Account ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each Portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable serves as investment manager of EQAT and VIP. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range for EQAT and VIP from a low of 0.10% to high of 1.40% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12 b-1 Plans as described above.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP, including the EQ/AllianceBernstein Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Mid Cap Growth and AXA Premier VIP Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   In the fourth quarter of 2005 AXA Financial completed its sale of the Advest Group to Merrill Lynch. Boston Advisors is the Advest Group's investment advisory firm, and served as investment advisor to certain EQAT portfolios such as EQ/Boston Advisors Equity Income, EQ/Money Market and EQ/Short Duration Bond. Upon completion of the sale of the Advest Group, Boston Advisors ceased to be an affiliate of AXA Financial.

   AXA Advisors and Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network") (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the NASD) that have entered into selling agreements with Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with Distributors.


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the dates indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

--------------------------------------------------------------------------------
 November 17, 2006          Removed Portfolio         Surviving Portfolio
--------------------------------------------------------------------------------
                            Laudus Rosenberg VIT      EQ/AXA Rosenberg
                           Value Long/Short Equity   Value Long/Short Equity
--------------------------------------------------------------------------------
Shares -- Class B                13,400,696                   13,400,696
Value -- Class B               $143,923,474                 $143,923,474
Net Assets before merger       $143,923,474                           --
Net Assets after merger                  --                 $143,923,474



                                     FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the account for the following charges:


                                                                Asset-based                    Current     Maximum
                                              Mortality and   Administration   Distribution   Aggregate   Aggregate
                                              Expense Risks       Charge          Charge        Charge     Charge
                                              -------------   --------------   ------------   ---------   ---------
Accumulator Advisor ........................      0.50%           --               --           0.50%       0.50%
Accumulator Express ........................      0.70%           0.25%            --           0.95%       0.95%
Accumulator and Rollover IRA issued
  before May 1, 1997 .......................      0.90%           0.30%            --           1.20%       1.20%
Accumulator issued after April 1, 2002 .....      0.75%           0.25%            0.20%        1.20%       1.20%
Accumulator issued after
  September 15, 2003 .......................      0.75%           0.30%            0.20%        1.25%       1.25%
Retirement Income for Life .................      0.75%           0.30%            0.20%        1.25%       1.25%
Accumulator 06 .............................      0.80%           0.30%            0.20%        1.30%       1.30%
Retirement Income for Life .................      0.80%           0.30%            0.20%        1.30%       1.30%
Accumulator issued after May 1, 1997 .......      1.10%           0.25%            --           1.35%       1.35%
Accumulator Plus ...........................      0.90%           0.25%            0.25%        1.40%       1.40%
Accumulator Plus issued after
  September 15, 2003 .......................      0.90%           0.35%            0.25%        1.50%       1.50%
Accumulator issued after March 1, 2000 .....      1.10%           0.25%            0.20%        1.55%       1.55%
Accumulator Plus 06 ........................      0.95%           0.35%            0.25%        1.55%       1.55%
Accumulator Elite, Plus, Select ............      1.10%           0.25%            0.25%        1.60%       1.60%
Accumulator Elite issued after
  September 15, 2003 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Elite 06 .......................      1.10%           0.30%            0.25%        1.65%       1.65%
Accumulator Select issued after
  September 15, 2003 .......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Select 06 ......................      1.10%           0.25%            0.35%        1.70%       1.70%
Accumulator Elite II .......................      1.10%           0.25%            0.45%        1.80%       1.80%
Accumulator Select II ......................      1.10%           0.35%            0.45%        1.90%       1.90%

The charges may be retained in the Account by AXA Equitable and participate in the net investment results of the Portfolios. Accumulator Advisor's daily charge of 0.50% includes mortality and expense risks charges and administrative charges to compensate for certain administrative expenses under the contract.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value (unit liquidation from account value).

The table below lists all the fees charged by the Separate Account assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or a Contractowners account value.

                                            When charge
             Charges                        is deducted             Amount deducted         How deducted
------------------------------------  -----------------------    --------------------  ---------------------
Charges for state premium and other   At time of transaction     Varies by state       Applied to an annuity
applicable taxes                                                                       payout option

Charge for Trust expenses             Daily                      Varies by portfolio   Unit value


                                     FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Continued)


                                             When charge
             Charges                         is deducted                          Amount deducted                   How deducted
-----------------------------------  ---------------------------- --------------------------------------------  --------------------
Annual Administrative charge         Annually on each             Depending on account value, in Years 1 to 2   Unit liquidation
                                     contract date anniversary.   lesser of $30 or 2% of account value,         from account value
                                                                  thereafter $30

Variable Immediate Annuity payout    At time of transaction       $350 annuity administrative fee               Unit liquidation
option administrative fee                                                                                       from account value

Withdrawal charge                    At time of transaction       LOW - During the first seven contract         Unit liquidation
                                                                  years following a contribution, a 7%          from account value
                                                                  charge is deducted in the first contract
                                                                  year from amounts withdrawn that exceed
                                                                  10% of the account value. It declines
                                                                  1% each year to 1% in the seventh
                                                                  contract year.

                                                                  HIGH - During the first eight contract
                                                                  years following a contribution, a charge
                                                                  is deducted from amounts withdrawn that
                                                                  exceed 10% of the account value. The
                                                                  charge is 8% in the first two contract
                                                                  years following a contribution; the charge
                                                                  is 7% in the third and fourth contract years
                                                                  following a contribution; thereafter it
                                                                  declines by 1% each year in the fifth to
                                                                  eighth contract year

BaseBuilder benefit charge           Annually on each              0.30%                                        Unit liquidation
                                     contract date anniversary.                                                 from account value

Protection Plus                      Annually on each              Low - 0.20%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.35%.
Guaranteed minimum death benefit
options:

  Annual ratchet to age 85           Annually on each              Low - 0.20% of the Annual ratchet to         Unit liquidation
                                     contract date anniversary.    age 85 benefit base                          from account value

                                                                   High - 0.30% of the Annual ratchet to
                                                                   age 85 benefit base

  Greater of 5% rollup to age 85     Annually on each              0.60% of the greater of 5% roll-up to        Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    age 85 or annual ratchet to age 85           from account value
                                                                   benefit base

  6% rollup to age 85                Annually on each              Low - 0.35% of the 6% roll-up to age 85      Unit liquidation
                                     contract date anniversary.    benefit base                                 from account value

                                                                   High - 0.45% of the 6% roll-up to age
                                                                   85 benefit base

  Greater of 6% rollup to age 85     Annually on each              Low - 0.45% of the 6% roll-up to age         Unit liquidation
  or annual ratchet to age 85        contract date anniversary.    85 benefit base or the Annual ratchet        from account value
                                                                   to age 85 benefit base, as applicable

                                                                   High - 0.60% of the 6% roll-up to age
                                                                   85 benefit base or the Annual ratchet
                                                                   to age 85 benefit base, as applicable

Guaranteed Withdrawal Benefit for    Annually on each              0.30%                                        Unit liquidation
Life Enhanced Death Benefit          contract date anniversary                                                  from account value


Earnings Enhancement Benefit         Annually on each              0.35%                                        Unit liquidation
(additional death benefit)           contract date anniversary                                                  from account value

Guaranteed Minimum Income Benefit    Annually on each              Low - 0.45%                                  Unit liquidation
                                     contract date anniversary.                                                 from account value
                                                                   High - 0.65%



Guaranteed Principal Benefit         Annually on first 10          Low - 100% Guaranteed Principal Benefit -    Unit liquidation
                                     contract date                    0.50%                                     from account value
                                     anniversaries
                                                                   High - 125% Guaranteed Principal Benefit -
                                                                      0.75%

                                     FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


6. Contractowner Charges (Concluded)


                                                 When charge
                 Charges                         is deducted                       Amount deducted                    How deducted
---------------------------------------- ---------------------------   -----------------------------------------  ------------------
Guaranteed Withdrawal Benefit            Annually on each              Low - 5% Withdrawal Option is 0.35%        Unit liquidation
                                         contract date anniversary     High - 7% Withdrawal Option is 0.50%       from account value

Net Loan Interest charge for Rollover    Netted against loan           2.00%                                      Unit liquidation
                                         repayment                                                                from account value


Retirement Income for Life Benefit       Annually on contract date     0.65% of the income base for single life   Unit liquidation
charge                                   anniversary                   or 0.80% of the income base for a joint    from account value
                                                                       life.
Guaranteed Withdrawal Benefit for Life   Annually on each              Low - 0.60% to 0.75% for Single life       Unit liquidation
(GWBL)                                   contract date anniversary     option; 0.75% to 0.90% for Joint life      from account value
                                                                       option.

                                                                       High - 0.75% for Single life;
                                                                       0.90% for Joint life


                                     FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Aggressive Allocation
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 13.49               --                --           --         17.31%
         Highest contract charge 1.90% Class B (f)      $ 12.95               --                --           --         15.46%
         All contract charges                                --          103,270        $1,472,607         3.07%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.50               --                --           --          7.52%
         Highest contract charge 1.90% Class B (f)      $ 11.22               --                --           --          6.01%
         All contract charges                                --           46,362        $  572,360         5.10%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.70               --                --           --          7.00%
         Highest contract charge 1.90% Class B (f)      $ 10.56               --                --           --          6.11%
         All contract charges                                --           19,656        $  227,194         2.60%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68               --                --           --          6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66               --                --           --          6.62%
         All contract charges                                --              625        $    6,664         1.20%           --

AXA Conservative Allocation
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.19               --                --           --          5.84%
         Highest contract charge 1.90% Class B (f)      $ 10.74               --                --           --          4.35%
         All contract charges                                --           27,021        $  304,681         4.30%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.57               --                --           --          1.93%
         Highest contract charge 1.90% Class B (f)      $ 10.29               --                --           --          0.50%
         All contract charges                                --           18,040        $  194,239         4.02%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.37               --                --           --          3.74%
         Highest contract charge 1.90% Class B (f)      $ 10.24               --                --           --          2.46%
         All contract charges                                --            9,001        $   95,767         5.04%
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.32               --                --           --          3.76%
         Highest contract charge 1.70% Class B (i)      $ 10.30               --                --           --          3.00%
         All contract charges                                --              483        $    4,989         3.76%           --

AXA Conservative-Plus Allocation
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 11.64               --                --           --          8.22%
         Highest contract charge 1.90% Class B (f)      $ 11.18               --                --           --          6.70%
         All contract charges                                --           62,323        $  744,035         3.65%           --
  2005   Lowest contract charge 0.50% Class B (f)       $ 10.76               --                --           --          2.73%
         Highest contract charge 1.90% Class B (f)      $ 10.48               --                --           --          1.29%
         All contract charges                                --           40,493        $  451,307         4.68%           --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.47               --                --           --          4.93%
         Highest contract charge 1.90% Class B (f)      $ 10.34               --                --           --          3.63%
         All contract charges                                --           18,199        $  198,701         4.62%           --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.42               --                --           --          4.83%
         Highest contract charge 1.70% Class B (i)      $ 10.41               --                --           --          4.10%
         All contract charges                                --              821        $    8,552         4.83%           --

AXA Moderate Allocation
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 59.58               --                --           --          9.77%
         Highest contract charge 1.90% Class B          $ 44.28               --                --           --          8.23%
         All contract charges                                --          267,779        $4,210,726         3.03%           --
  2005   Lowest contract charge 0.50% Class B (b)       $ 54.27               --                --           --          4.27%
         Highest contract charge 1.90% Class B          $ 40.92               --                --           --          2.81%
         All contract charges                                --          188,833        $2,886,531         2.93%           --
  2004   Lowest contract charge 0.50% Class B (b)       $ 52.05                                                          8.18%
         Highest contract charge 1.90% Class B          $ 39.80               --                --           --          6.66%
         All contract charges                                --           94,832        $1,705,138         3.65%           --

                                     FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Moderate Allocation (Continued)
-----------------------------------
  2003   Lowest contract charges 0.50% Class B (b)      $ 48.11             --                  --           --          18.54%
         Highest contract charges 1.90% Class B         $ 37.31             --                  --           --          16.86%
         All contract charges                                --         18,997          $  653,817         3.59%            --
  2002   Lowest contract charges 0.50% Class B (b)      $ 40.59             --                  --           --         (11.86)%
         Highest contract charges 1.90% Class B         $ 31.93             --                  --           --         (14.37)%
         All contract charges                                --          3,929          $  137,208         2.19%            --

AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (f)       $ 12.96             --                  --           --          13.93%
         Highest contract charge 1.90% Class B (f)      $ 12.44             --                  --           --          12.33%
         All contract charges                                --        450,637          $6,186,804         3.16%            --
  2005   Lowest contract charge 0.50% Class B (f)       $ 11.37             --                  --           --           6.14%
         Highest contract charge 1.90% Class B (f)      $ 11.07             --                  --           --           4.65%
         All contract charges                                --        231,245          $2,819,241         5.28%            --
  2004   Lowest contract charge 0.50% Class B (f)       $ 10.71             --                  --           --           7.46%
         Highest contract charge 1.90% Class B (f)      $ 10.58             --                  --           --           6.13%
         All contract charges                                --         82,739          $  955,400         4.09%            --
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.68             --                  --           --           6.80%
         Highest contract charge 1.70% Class B (i)      $ 10.66             --                  --           --           6.60%
         All contract charges                                --          2,415          $   25,768         2.70%            --

AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 71.38             --                  --           --           4.59%
         Highest contract charge 1.90% Class B          $ 53.06             --                  --           --           3.12%
         All contract charges                                --          5,287          $  139,296           --             --
  2005   Lowest contract charge 0.50% Class B           $ 68.25             --                  --           --           7.66%
         Highest contract charge 1.90% Class B          $ 51.46             --                  --           --           6.15%
         All contract charges                                --          3,925          $  127,148           --             --
  2004   Lowest contract charge 0.50% Class B           $ 63.39             --                  --           --          11.54%
         Highest contract charge 1.90% Class B          $ 48.47             --                  --           --           9.97%
         All contract charges                                --          3,203          $  119,925           --             --
  2003   Lowest contract charges 0.50% Class B          $ 56.83             --                  --           --          36.82%
         Highest contract charges 1.90% Class B         $ 44.08             --                  --           --          34.92%
         All contract charges                                --          2,180          $  101,344           --             --
  2002   Lowest contract charges 0.50% Class B          $ 41.54             --                  --           --         (29.22)%
         Highest contract charges 1.90% Class B         $ 32.67             --                  --           --         (30.23)%
         All contract charges                                --          1,711          $   60,793         0.01%            --

AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.01             --                  --           --           3.25%
         Highest contract charge 1.90% Class B (a)      $ 11.19             --                  --           --           1.80%
         All contract charges                                --         58,160          $  651,206         4.11%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.63             --                  --           --           1.20%
         Highest contract charge 1.90% Class B (a)      $ 10.99             --                  --           --          (0.18)%
         All contract charges                                --         57,425          $  631,231         3.47%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.49                                                           3.37%
         Highest contract charge 1.90% Class B (a)      $ 11.01             --                  --           --           1.91%
         All contract charges                                --         55,151          $  609,072         3.24%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 11.11             --                  --           --           3.26%
         Highest contract charge 1.90% Class B (a)      $ 10.80             --                  --           --           1.79%
         All contract charges                                --         47,365          $  516,125         3.67%            --
  2002   Lowest contract charge 0.50% Class B (a)       $ 10.76             --                  --           --           5.39%
         Highest contract charge 1.90% Class B (a)      $ 10.61         19,201          $  204,776         5.63%          4.02%
         All contract charges                                --

                                     FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.61               --               --            --            4.61%
         Highest contract charge 1.90% Class B (a)      $ 11.75               --               --            --            3.14%
         All contract charges                                --           23,416         $290,818          1.05%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.06               --               --            --            6.43%
         Highest contract charge 1.90% Class B (a)      $ 11.39               --               --            --            4.93%
         All contract charges                                --           20,668         $246,216          2.61%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.33               --               --            --           11.57%
         Highest contract charge 1.90% Class B (a)      $ 10.86               --               --            --           10.00%
         All contract charges                                --           17,556         $196,381          4.12%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.16               --               --            --           27.47%
         Highest contract charge 1.90% Class B (a)      $  9.87               --               --            --           25.73%
         All contract charges                                --           11,382         $113,739          1.54%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.97               --               --            --          (19.41)%
         Highest contract charge 1.90% Class B (a)      $  7.85               --               --            --          (20.63)%
         All contract charges                                --            3,195         $ 25,215            --              --

AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 38.57               --               --            --            9.38%
         Highest contract charge 1.90% Class B          $ 29.05               --               --            --            7.85%
         All contract charges                                --           46,730         $935,762          6.95%             --
  2005   Lowest contract charge 0.50% Class B           $ 35.26               --               --            --            2.55%
         Highest contract charge 1.90% Class B          $ 26.94               --               --            --            1.11%
         All contract charges                                --           43,908         $877,332          7.68%             --
  2004   Lowest contract charge 0.50% Class B           $ 34.38               --               --            --            8.13%
         Highest contract charge 1.90% Class B          $ 26.64               --               --            --            6.61%
         All contract charges                                --           37,966         $860,727          6.76%             --
  2003   Lowest contract charges 0.50% Class B          $ 31.80               --               --            --           21.93%
         Highest contract charges 1.90% Class B         $ 24.99               --               --            --           20.21%
         All contract charges                                --           25,622         $673,178          7.02%             --
  2002   Lowest contract charges 0.50% Class B          $ 26.08               --               --            --           (3.41)%
         Highest contract charges 1.90% Class B         $ 20.79               --               --            --           (4.76)%
         All contract charges                                --           10,205         $228,627         10.07%             --

AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 17.68               --               --            --           24.69%
         Highest contract charge 1.90% Class B (a)      $ 16.48               --               --            --           22.94%
         All contract charges                                --           32,231         $568,482          2.23%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 14.18               --               --            --           14.87%
         Highest contract charge 1.90% Class B (a)      $ 13.40               --               --            --           13.25%
         All contract charges                                --           23,219         $328,766          4.06%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 12.35               --               --            --           17.32%
         Highest contract charge 1.90% Class B (a)      $ 11.83               --               --            --           15.67%
         All contract charges                                --           19,713         $242,452          2.40%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.52               --               --            --           33.67%
         Highest contract charge 1.90% Class B (a)      $ 10.23               --               --            --           31.83%
         All contract charges                                --           11,346         $117,579          0.85%             --
  2002   Unit Value 0.50% to 1.90%*                          --               --               --            --              --
         Lowest contract charge 0.50% Class B (a)       $  7.87               --               --            --          (18.61)%
         Highest contract charge 1.90% Class B (a)      $  7.76               --               --            --          (19.75)%
         All contract charges                                --            3,212         $ 25,053            --              --

                                     FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 12.87              --               --            --           13.01%
         Highest contract charge 1.90% Class B (a)      $ 11.99              --               --            --           11.43%
         All contract charges                                --          13,690         $173,297          0.60%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 11.39              --               --            --            6.20%
         Highest contract charge 1.90% Class B (a)      $ 10.76              --               --            --            4.71%
         All contract charges                                            13,468         $151,342          0.79%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 10.72              --               --            --            9.13%
         Highest contract charge 1.90% Class B (a)      $ 10.28              --               --            --            7.59%
         All contract charges                                --          12,820         $135,571          2.46%             --
  2003   Lowest contract charge 0.50% Class B (a)       $  9.83              --               --            --           27.46%
         Highest contract charge 1.90% Class B (a)      $  9.55              --               --            --           25.66%
         All contract charges                                --          10,567         $102,131          0.19%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.71              --               --            --          (22.59)%
         Highest contract charge 1.90% Class B (a)      $  7.60              --               --            --          (23.69)%
         All contract charges                                --           3,689         $ 28,181          0.49%             --

AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 10.06              --               --            --          (0.39)%
         Highest contract charge 1.90% Class B (a)      $  9.37              --               --            --          (1.79)%
         All contract charges                                --          30,036         $306,984            --              --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.10              --               --            --            6.95%
         Highest contract charge 1.90% Class B (a)      $  9.54              --               --            --            5.45%
         All contract charges                                --          28,903         $295,667            --              --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.44              --               --            --            6.13%
         Highest contract charge 1.90% Class B (a)      $  9.05              --               --            --            4.64%
         All contract charges                                --          29,040         $275,157            --              --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.90              --               --            --           30.12%
         Highest contract charge 1.90% Class B (a)      $  8.65              --               --            --           28.15%
         All contract charges                                --          22,496         $197,050            --              --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.84              --               --            --          (30.13)%
         Highest contract charge 1.90% Class B (a)      $  6.75              --               --            --          (30.98)%
         All contract charges                                --           7,258         $ 49,222            --              --

AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.99              --               --            --           18.73%
         Highest contract charge 1.90% Class B (a)      $ 13.96              --               --            --           17.06%
         All contract charges                                --          39,025         $577,966          2.82%             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.62              --               --            --            6.56%
         Highest contract charge 1.90% Class B (a)      $ 11.93              --               --            --            5.07%
         All contract charges                                --          35,233         $440,121          3.02%             --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.84              --               --            --           13.85%
         Highest contract charge 1.90% Class B (a)      $ 11.35              --               --            --           12.25%
         All contract charges                                --          29,242         $342,105          6.81%             --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40              --               --            --           30.32%
         Highest contract charge 1.90% Class B (a)      $ 10.11              --               --            --           28.63%
         All contract charges                                --          20,239         $206,969          2.87%             --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.98              --               --            --          (18.82)%
         Highest contract charge 1.90% Class B (a)      $  7.86              --               --            --          (20.04)%
         All contract charges                                --           6,974         $ 55,122          1.00%             --

                                     FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
AXA Premier VIP Mid Cap Growth
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.41                --               --          --           9.07%
         Highest contract charge 1.90% Class B (a)      $ 10.63                --               --          --           7.54%
         All contract charges                                --            35,038         $410,676        0.51%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.46                --               --          --           7.84%
         Highest contract charge 1.90% Class B (a)      $  9.88                --               --          --           6.33%
         All contract charges                                --            35,078         $374,043        1.58%            --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.70                --               --          --          11.17%
         Highest contract charge 1.90% Class B (a)      $  9.30                --               --          --           9.61%
         All contract charges                                --            35,482         $346,528        1.55%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.72                --               --          --          39.52%
         Highest contract charge 1.90% Class B (a)      $  8.48                --               --          --          37.67%
         All contract charges                                --            28,678         $246,717        1.91%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  6.25                --               --          --         (36.61)%
         Highest contract charge 1.90% Class B (a)      $  6.16                --               --          --         (37.46)%
         All contract charges                                --             8,322         $ 51,568          --             --

AXA Premier VIP Mid Cap Value
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 14.53                --               --          --          14.16%
         Highest contract charge 1.90% Class B (a)      $ 13.54                --               --          --          12.56%
         All contract charges                                --            30,733         $438,437        1.72%            --
  2005   Lowest contract charge 0.50% Class B (a)       $ 12.73                --               --          --           6.81%
         Highest contract charge 1.90% Class B (a)      $ 12.03                --               --          --           5.31%
         All contract charges                                --            29,548         $370,654        6.98%            --
  2004   Lowest contract charge 0.50% Class B (a)       $ 11.92                --               --          --          14.61%
         Highest contract charge 1.90% Class B (a)      $ 11.42                --               --          --          13.00%
         All contract charges                                --            30,025         $353,096        4.10%            --
  2003   Lowest contract charge 0.50% Class B (a)       $ 10.40                --               --          --          39.95%
         Highest contract charge 1.90% Class B (a)      $ 10.11                --               --          --          37.90%
         All contract charges                                --            21,347         $218,393        0.43%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  7.43                --               --          --         (23.64)%
         Highest contract charge 1.90% Class B (a)      $  7.33                --               --          --         (24.59)%
         All contract charges                                --             6,540         $ 48,169          --             --

AXA Premier VIP Technology (g)
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $ 11.06                --               --          --           6.76%
         Highest contract charge 1.90% Class B (a)      $ 10.31                --               --          --           5.26%
         All contract charges                                --            24,173         $271,064          --             --
  2005   Lowest contract charge 0.50% Class B (a)       $ 10.36                --               --          --          10.71%
         Highest contract charge 1.90% Class B (a)      $  9.79                --               --          --           9.16%
         All contract charges                                --            24,317         $253,676          --             --
  2004   Lowest contract charge 0.50% Class B (a)       $  9.36                --               --          --           4.46%
         Highest contract charge 1.90% Class B (a)      $  8.97                --               --          --           2.99%
         All contract charges                                --            24,512         $228,436        0.93%            --
  2003   Lowest contract charge 0.50% Class B (a)       $  8.96                --               --          --          56.90%
         Highest contract charge 1.90% Class B (a)      $  8.71                --               --          --          54.71%
         All contract charges                                --             7,597         $ 67,141        4.79%            --
  2002   Lowest contract charge 0.50% Class B (a)       $  5.71                --               --          --         (44.02)%
         Highest contract charge 1.90% Class B (a)      $  5.63                --               --          --         (44.75)%
         All contract charges                                --             2,311         $ 13,072          --             --

                                     FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Common Stock
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 348.26              --                --           --         10.14%
         Highest contract charge 1.90% Class B          $ 224.77              --                --           --          8.59%
         All contract charges                                 --          44,440        $1,355,393         1.20%           --
  2005   Lowest contract charge 0.50% Class B           $ 316.20              --                --           --          3.78%
         Highest contract charge 1.90% Class B          $ 206.99              --                --           --          2.33%
         All contract charges                                 --          36,983        $1,277,968         0.84%           --
  2004   Lowest contract charge 0.50% Class B           $ 304.68              --                --           --         13.55%
         Highest contract charge 1.90% Class B          $ 202.28              --                --           --         11.95%
         All contract charges                                 --          23,045        $1,197,777         1.05%
  2003   Lowest contract charges 0.50% Class B          $ 268.33              --                --           --         48.81%
         Highest contract charges 1.90% Class B         $ 180.69              --                --           --         46.72%
         All contract charges                                 --           5,325        $  877,988         1.30%           --
  2002   Lowest contract charges 0.50% Class B          $ 180.32              --                --           --        (33.67)%
         Highest contract charges 1.90% Class B         $ 123.15              --                --           --        (34.61)%
         All contract charges                                 --           3,226        $  453,046         0.05%           --

EQ/AllianceBernstein Growth and Income
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  38.57              --                --           --         17.95%
         Highest contract charge 1.90% Class B (a)      $  31.97              --                --           --         16.30%
         All contract charges                                 --          41,060        $  895,139         1.42%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  32.70              --                --           --          4.98%
         Highest contract charge 1.90% Class B (a)      $  27.49              --                --           --          3.50%
         All contract charges                                 --          37,992        $  759,475         1.07%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  31.15              --                --           --         11.83%
         Highest contract charge 1.90% Class B (a)      $  26.56              --                --           --         10.26%
         All contract charges                                 --          29,768        $  651,421         1.62%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  27.85              --                --           --         29.80%
         Highest contract charges 1.90% Class B (a)     $  24.09              --                --           --         27.93%
         All contract charges                                 --          17,280        $  427,793         1.61%           --
         Lowest contract charges 0.50% Class B (a)      $  21.46              --                --           --        (20.16)%
  2002   Highest contract charges 1.90% Class B (a)     $  18.83              --                --           --        (21.21)%
         All contract charges                                 --           5,280        $  104,247         2.86%           --

EQ/AllianceBernstein Intermediate Government Securities
-------------------------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (a)       $  21.69              --                --           --          2.61%
         Highest contract charge 1.90% Class B (a)      $  17.35              --                --           --          1.17%
         All contract charges                                 --          18,923        $  295,751         3.88%           --
  2005   Lowest contract charge 0.50% Class B (a)       $  21.14              --                --           --          0.73%
         Highest contract charge 1.90% Class B (a)      $  17.15              --                --           --         (0.68)%
         All contract charges                                 --          20,170        $  320,909         3.41%           --
  2004   Lowest contract charge 0.50% Class B (a)       $  20.98              --                --           --          1.43%
         Highest contract charge 1.90% Class B (a)      $  17.27              --                --           --            --
         All contract charges                                 --          20,300        $  340,096         3.02%           --
  2003   Lowest contract charges 0.50% Class B (a)      $  20.69              --                --           --          1.61%
         Highest contract charges 1.90% Class B (a)     $  17.27              --                --           --          0.22%
         All contract charges                                 --          17,987        $  328,020         4.49%           --
  2002   Lowest contract charges 0.50% Class B (a)      $  20.36              --                --           --          8.41%
         Highest contract charges 1.90% Class B (a)     $  17.23              --                --           --          7.22%
         All contract charges                                 --          10,061        $  183,406        10.01%           --

                                     FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein International (k)(l)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 20.38              --               --            --          22.90%
         Highest contract charge 1.90% Class B (a)       $ 17.25              --               --            --          21.18%
         All contract charges                                 --          50,659         $919,120          1.53%            --
  2005   Lowest contract charge 0.50% Class B            $ 16.58              --               --            --          14.72%
         Highest contract charge 1.90% Class B (a)       $ 14.24              --               --            --          13.11%
         All contract charges                                 --          39,214         $585,935          1.67%            --
  2004   Lowest contract charge 0.50% Class B            $ 14.45              --               --            --          17.58%
         Highest contract charge 1.90% Class B (a)       $ 12.59              --               --            --          15.93%
         All contract charges                                 --          28,144         $371,190          2.10%            --
  2003   Lowest contract charges 0.50% Class B           $ 12.29              --               --            --          34.47%
         Highest contract charges 1.90% Class B (a)      $ 10.86              --               --            --          32.60%
         All contract charges                                 --          20,522         $232,935          2.53%            --
  2002   Lowest contract charges 0.50% Class B           $  9.14              --               --            --          (9.33)%
         Highest contract charges 1.90% Class B (a)      $  8.19              --               --            --         (10.49)%
         All contract charges                                 --           3,406         $ 29,069            --             --

EQ/AllianceBernstein Large Cap Growth
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $  7.47              --               --            --          (1.04)%
         Highest contract charge 1.90% Class B           $  6.70              --               --            --          (2.43)%
         All contract charges                                 --          49,049         $384,363            --             --
  2005   Lowest contract charge 0.50% Class B            $  7.55              --               --            --          14.36%
         Highest contract charge 1.90% Class B           $  6.86              --               --            --          12.75%
         All contract charges                                 --          53,599         $409,334            --             --
  2004   Lowest contract charge 0.50% Class B            $  6.60              --               --            --           7.84%
         Highest contract charge 1.90% Class B           $  6.09              --               --            --           6.32%
         All contract charges                                 --          54,060         $349,068            --             --
  2003   Lowest contract charges 0.50% Class B           $  6.12              --               --            --          22.65%
         Highest contract charges 1.90% Class B          $  5.73              --               --            --          20.89%
         All contract charges                                 --          55,750         $326,649            --             --
  2002   Lowest contract charges 0.50% Class B           $  4.99              --               --            --         (31.55)%
         Highest contract charges 1.90% Class B          $  4.74              --               --            --         (32.48)%
         All contract charges                                 --          48,237         $232,039            --             --

EQ/AllianceBernstein Quality Bond
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B            $ 18.35              --               --            --           3.30%
         Highest contract charge 1.90% Class B           $ 15.21              --               --            --           1.85%
         All contract charges                                 --          27,600         $371,451          4.04%            --
  2005   Lowest contract charge 0.50% Class B            $ 17.77              --               --            --           1.49%
         Highest contract charge 1.90% Class B           $ 14.94              --               --            --           0.07%
         All contract charges                                 --          25,641         $349,668          3.92%            --
  2004   Lowest contract charge 0.50% Class B            $ 17.51              --               --            --           3.23%
         Highest contract charge 1.90% Class B           $ 14.93              --               --            --           1.78%
         All contract charges                                 --          21,465         $310,126          4.04%            --
  2003   Lowest contract charges 0.50% Class B           $ 16.96              --               --            --           3.03%
         Highest contract charges 1.90% Class B          $ 14.67              --               --            --           1.59%
         All contract charges                                 --          16,832         $258,083          3.43%            --
  2002   Lowest contract charges 0.50% Class B           $ 16.46              --               --            --           5.92%
         Highest contract charges 1.90% Class B          $ 14.44              --               --            --           4.49%
         All contract charges                                 --           5,930         $ 89,679          7.92%            --

                                     FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AllianceBernstein Small Cap Growth (d)
-----------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.74               --                --           --            8.46%
         Highest contract charge 1.90% Class B          $ 17.22               --                --           --            6.94%
         All contract charges                                --           29,035        $  479,583           --              --
  2005   Lowest contract charge 0.50% Class B           $ 18.20               --                --           --           10.95%
         Highest contract charge 1.90% Class B          $ 16.10               --                --           --            9.40%
         All contract charges                                --           28,133        $  443,581           --              --
  2004   Lowest contract charge 0.50% Class B           $ 16.41               --                --           --           13.41%
         Highest contract charge 1.90% Class B          $ 14.72               --                --           --           11.82%
         All contract charges                                --           27,198        $  400,895           --              --
  2003   Lowest contract charges 0.50% Class B          $ 14.47               --                --           --           40.21%
         Highest contract charges 1.90% Class B         $ 13.16               --                --           --           38.25%
         All contract charges                                --           24,622        $  333,931           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.32               --                --           --          (30.55)%
         Highest contract charges 1.90% Class B         $  9.52               --                --           --          (31.56)%
         All contract charges                                --           16,457        $  160,910           --              --

EQ/AllianceBernstein Value
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.39               --                --           --           20.78%
         Highest contract charge 1.90% Class B          $ 17.07               --                --           --           19.09%
         All contract charges                                --          110,933        $1,850,638         1.64%             --
  2005   Lowest contract charge 0.50% Class B           $ 16.05               --                --           --            4.91%
         Highest contract charge 1.90% Class B          $ 14.33               --                --           --            3.44%
         All contract charges                                --          101,618        $1,439,640         1.18%             --
  2004   Lowest contract charge 0.50% Class B           $ 15.30               --                --           --           12.88%
         Highest contract charge 1.90% Class B          $ 13.86               --                --           --           11.29%
         All contract charges                                --           91,811        $1,278,595         1.46%             --
  2003   Lowest contract charges 0.50% Class B          $ 13.56               --                --           --           28.17%
         Highest contract charges 1.90% Class B         $ 12.45               --                --           --           26.28%
         All contract charges                                --           70,973        $  907,823         1.69%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.58               --                --           --          (14.05)%
         Highest contract charges 1.90% Class B         $  9.86               --                --           --          (15.29)%
         All contract charges                                --           36,996        $  373,343         1.59%             --

EQ/Ariel Appreciation II
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.48               --                --           --           10.61%
         Highest contract charge 1.90% Class B (n)      $ 11.29               --                --           --            9.06%
         All contract charges                                --            2,735        $   31,030         1.21%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.38               --                --           --            3.83%
         Highest contract charge 1.90% Class B (n)      $ 10.35               --                --           --            3.49%
         All contract charges                                --              510        $    5,276         1.00%             --

EQ/AXA Rosenberg Value Long/Short Equity
----------------------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 10.82               --                --           --            0.23%
         Highest contract charge 1.70% Class B (i)      $ 10.91               --                --           --          ( 0.27)%
         All contract charges                                --           13,017        $  142,226         2.84%             --
  2005   Lowest contract charge 1.20% Class B (f)       $ 10.79               --                --           --            6.22%
         Highest contract charge 1.70% Class B (i)      $ 10.94               --                --           --            5.69%
         All contract charges                                --           11,318        $  123,394           --              --
  2004   Lowest contract charge 1.20% Class B (f)       $ 10.16               --                --           --            1.27%
         Highest contract charge 1.70% Class B (i)      $ 10.35               --                --           --            1.87%
         All contract charges                                --            3,869        $   39,780           --              --

                                     FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/AXA Rosenberg Value Long/Short Equity (Continued)
----------------------------------------------------
  2003   Lowest contract charge 1.25% Class B (i)       $ 10.17               --               --            --            1.72%
         Highest contract charge 1.70% Class B (i)      $ 10.16               --               --            --            1.60%
         All contract charges                                --               95         $    966            --              --

EQ/Boston Advisors Equity Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  7.26               --               --            --           15.39%
         Highest contract charge 1.90% Class B (h)      $  6.48               --               --            --           13.77%
         All contract charges                                --           30,079         $198,213          2.39%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  6.30               --               --            --            5.62%
         Highest contract charge 1.90% Class B (h)      $  5.69               --               --            --            4.14%
         All contract charges                                --           22,950         $135,055          2.19%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  5.96               --               --            --            9.05%
         Highest contract charge 1.90% Class B (h)      $  5.47               --               --            --            8.76%
         All contract charges                                --            3,003         $ 16,894          3.71%             --

EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.63               --               --            --            4.70%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            3.24%
         All contract charges                                --            5,169         $ 54,129            --              --
  2005   Lowest contract charge 0.50% Class B           $  9.20               --               --            --            8.20%
         Highest contract charge 1.90% Class B          $  8.40               --               --            --            6.68%
         All contract charges                                --            4,883         $ 47,467            --              --
  2004   Lowest contract charge 0.50% Class B           $  8.50               --               --            --            3.07%
         Highest contract charge 1.90% Class B          $  7.88               --               --            --            1.62%
         All contract charges                                --            3,656         $ 31,705            --              --
  2003   Lowest contract charges 0.50% Class B          $  8.25               --               --            --           27.31%
         Highest contract charges 1.90% Class B         $  7.75               --               --            --           25.41%
         All contract charges                                --            2,756         $ 21,924            --              --
  2002   Lowest contract charges 0.50% Class B          $  6.48               --               --            --          (26.78)%
         Highest contract charges 1.90% Class B         $  6.18               --               --            --          (27.80)%
         All contract charges                                --              731         $  4,578            --              --

EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 14.25               --               --            --            6.87%
         Highest contract charge 1.90% Class B          $ 12.42               --               --            --            5.37%
         All contract charges                                --           30,418         $380,312          0.18%             --
  2005   Lowest contract charge 0.50% Class B           $ 13.33               --               --            --            4.58%
         Highest contract charge 1.90% Class B          $ 11.79               --               --            --            3.12%
         All contract charges                                --           23,591         $283,809          0.21%             --
  2004   Lowest contract charge 0.50% Class B           $ 12.75               --               --            --            5.01%
         Highest contract charge 1.90% Class B          $ 11.44               --               --            --            3.53%
         All contract charges                                --           20,651         $244,375          0.51%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.14               --               --            --           23.38%
         Highest contract charges 1.90% Class B         $ 11.05               --               --            --           21.70%
         All contract charges                                --           22,285         $254,404          0.13%             --
  2002   Lowest contract charges 0.50% Class B          $  9.84               --               --            --          (26.73)%
         Highest contract charges 1.90% Class B         $  9.08               --               --            --          (27.76)%
         All contract charges                                --           20,819         $194,509          0.10%             --

EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.51               --               --            --           18.65%
         Highest contract charge 1.90% Class B          $ 13.91               --               --            --           16.99%
         All contract charges                                --           62,676         $973,881          1.38%             --

                                     FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Capital Guardian International (Continued)
---------------------------------------------
  2005   Lowest contract charge 0.50% Class B           $ 13.07              --               --            --         16.51%
         Highest contract charge 1.90% Class B          $ 11.89              --               --            --         14.91%
         All contract charges                                --          56,000         $728,289          1.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.22              --               --            --         13.04%
         Highest contract charge 1.90% Class B          $ 10.35              --               --            --         11.45%
         All contract charges                                --          49,365         $543,898          1.64%           --
  2003   Lowest contract charges 0.50% Class B          $  9.92              --               --            --         31.91%
         Highest contract charges 1.90% Class B         $  9.29              --               --            --         30.11%
         All contract charges                                --          34,025         $323,809          1.54%           --
  2002   Lowest contract charges 0.50% Class B          $  7.52              --               --            --        (15.51)%
         Highest contract charges 1.90% Class B         $  7.14              --               --            --        (16.69)%
         All contract charges                                --          15,843         $114,882          1.42%           --

EQ/Capital Guardian Research (e)
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.96              --               --            --         11.50%
         Highest contract charge 1.90% Class B          $ 12.53              --               --            --          9.93%
         All contract charges                                --          56,224         $739,096          0.56%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.52              --               --            --          5.53%
         Highest contract charge 1.90% Class B          $ 11.40              --               --            --          4.05%
         All contract charges                                --          59,370         $704,554          0.56%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.87              --               --            --         10.35%
         Highest contract charge 1.90% Class B          $ 10.95              --               --            --          8.80%
         All contract charges                                --          61,357         $694,282          0.67%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.76              --               --            --         30.90%
         Highest contract charges 1.90% Class B         $ 10.07              --               --            --         29.10%
         All contract charges                                --          54,622         $562,488          0.48%           --
  2002   Lowest contract charges 0.50% Class B          $  8.22              --               --            --        (25.07)%
         Highest contract charges 1.90% Class B         $  7.80              --               --            --        (26.14)%
         All contract charges                                --          40,818         $324,026          0.43%           --

EQ/Capital Guardian U.S. Equity (c)
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.44              --               --            --          9.41%
         Highest contract charge 1.90% Class B          $ 12.05              --               --            --          7.88%
         All contract charges                                --          77,194         $984,193          1.27%           --
  2005   Lowest contract charge 0.50% Class B           $ 12.28              --               --            --          5.43%
         Highest contract charge 1.90% Class B          $ 11.17              --               --            --          3.96%
         All contract charges                                --          77,247         $905,335          0.54%           --
  2004   Lowest contract charge 0.50% Class B           $ 11.65              --               --            --          8.78%
         Highest contract charge 1.90% Class B          $ 10.75              --               --            --          7.25%
         All contract charges                                --          73,991         $825,881          0.53%           --
  2003   Lowest contract charges 0.50% Class B          $ 10.71              --               --            --         35.74%
         Highest contract charges 1.90% Class B         $ 10.02              --               --            --         33.78%
         All contract charges                                --          56,813         $583,096          0.39%           --
  2002   Lowest contract charges 0.50% Class B          $  7.89              --               --            --        (24.06)%
         Highest contract charges 1.90% Class B         $  7.49              --               --            --        (25.10)%
         All contract charges                                --          24,868         $189,328          0.42%           --

EQ/Caywood-Scholl High Yield Bond Equity
----------------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.23              --               --            --          7.42%
         Highest contract charge 1.90% Class B (m)      $ 10.97              --               --            --          5.92%
         All contract charges                                --          10,025         $103,369          7.96%           --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.46              --               --            --          4.56%
         Highest contract charge 1.90% Class B (m)      $ 10.36              --               --            --          3.58%
         All contract charges                                --           3,193         $ 33,180         15.00%           --

                                     FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Davis New York Venture
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.88              --                 --           --           8.76%
         Highest contract charge 1.90% Class B (p)      $ 10.83              --                 --           --           8.29%
         All contract charges                                --           5,631         $   61,054         0.75%            --

EQ/Equity 500 Index
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 33.46              --                 --           --          14.52%
         Highest contract charge 1.90% Class B          $ 27.90              --                 --           --          12.91%
         All contract charges                                --          76,302         $1,640,567         1.54%            --
  2005   Lowest contract charge 0.50% Class B           $ 29.22              --                 --           --           3.88%
         Highest contract charge 1.90% Class B          $ 24.71              --                 --           --           2.42%
         All contract charges                                --          76,052         $1,537,157         1.35%            --
  2004   Lowest contract charge 0.50% Class B           $ 28.13              --                 --           --           9.68%
         Highest contract charge 1.90% Class B          $ 24.12              --                 --           --           8.14%
         All contract charges                                --          67,829         $1,471,224         1.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 25.65              --                 --           --          27.21%
         Highest contract charges 1.90% Class B         $ 22.31              --                 --           --          25.40%
         All contract charges                                --          50,505         $1,166,468         1.51%            --
  2002   Lowest contract charges 0.50% Class B          $ 20.16              --                 --           --         (22.79)%
         Highest contract charges 1.90% Class B         $ 17.79              --                 --           --         (23.88)%
         All contract charges                                --          30,324         $  561,948         1.04%            --

EQ/Evergreen International Bond
-------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 10.05              --                 --           --           2.90%
         Highest contract charge 1.90% Class B (n)      $  9.88              --                 --           --           1.46%
         All contract charges                                --           8,137         $   80,817         0.43%            --
  2005   Lowest contract charge 0.50% Class B (n)       $  9.77              --                 --           --         (2.31)%
         Highest contract charge 1.90% Class B (n)      $  9.74              --                 --           --         (2.63)%
         All contract charges                                --             659         $    6,422           --             --

EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  9.55              --                 --           --           5.34%
         Highest contract charge 1.90% Class B          $  8.53              --                 --           --           3.86%
         All contract charges                                --          13,748         $  141,667         2.13%            --
  2005   Lowest contract charge 0.50% Class B           $  9.07              --                 --           --           3.44%
         Highest contract charge 1.90% Class B          $  8.21              --                 --           --           1.99%
         All contract charges                                --          15,270         $  147,725         0.04%            --
  2004   Lowest contract charge 0.50% Class B           $  8.77              --                 --           --           6.51%
         Highest contract charge 1.90% Class B          $  8.05              --                 --           --           5.01%
         All contract charges                                --          15,623         $  142,569         0.35%            --
  2003   Lowest contract charges 0.50% Class B          $  8.23              --                 --           --          37.40%
         Highest contract charges 1.90% Class B         $  7.67              --                 --           --          35.51%
         All contract charges                                --           9,822         $   78,212           --             --
  2002   Lowest contract charges 0.50% Class B          $  5.99              --                 --           --         (24.37)%
         Highest contract charges 1.90% Class B         $  5.66              --                 --           --         (25.43)%
         All contract charges                                --           2,262         $   13,052           --             --

EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 13.58              --                 --           --          10.97%
         Highest contract charge 1.90% Class B          $ 12.41              --                 --           --           9.41%
         All contract charges                                --          72,246         $  989,519         3.28%            --
  2005   Lowest contract charge 0.50% Class B           $ 12.23              --                 --           --           5.84%
         Highest contract charge 1.90% Class B          $ 11.35              --                 --           --           4.35%
         All contract charges                                --          70,729         $  867,602         7.65%            --

                                     FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/FI Mid Cap (Continued)
-------------------------
  2004   Lowest contract charge 0.50% Class B           $ 11.56               --               --            --          15.45%
         Highest contract charge 1.90% Class B          $ 10.87               --               --            --          13.82%
         All contract charges                                --           64,623         $740,923          2.53%            --
  2003   Lowest contract charges 0.50% Class B          $ 10.01               --               --            --          42.80%
         Highest contract charges 1.90% Class B         $  9.55               --               --            --          40.88%
         All contract charges                                --           49,567         $483,002            --             --
  2002   Lowest contract charges 0.50% Class B          $  7.01               --               --            --         (18.87)%
         Highest contract charges 1.90% Class B         $  6.78               --               --            --         (20.05)%
         All contract charges                                --           18,844         $129,102          0.01%            --

EQ/FI Mid Cap Value
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 19.07               --               --            --          11.92%
         Highest contract charge 1.90% Class B          $ 16.63               --               --            --          10.35%
         All contract charges                                --           57,023         $948,678          0.31%            --
  2005   Lowest contract charge 0.50% Class B           $ 17.04               --               --            --          10.77%
         Highest contract charge 1.90% Class B          $ 15.07               --               --            --           9.21%
         All contract charges                                --           54,946         $832,305          4.89%            --
  2004   Lowest contract charge 0.50% Class B           $ 15.38               --               --            --          17.26%
         Highest contract charge 1.90% Class B          $ 13.80               --               --            --          15.61%
         All contract charges                                --           46,228         $648,657          2.63%
  2003   Lowest contract charges 0.50% Class B          $ 13.12               --               --            --          32.65%
         Highest contract charges 1.90% Class B         $ 11.94               --               --            --          30.78%
         All contract charges                                --           35,841         $441,408          0.48%            --
  2002   Lowest contract charges 0.50% Class B          $  9.89               --               --            --             --
         Highest contract charges 1.90% Class B         $  9.13               --               --            --         (16.32)%
         All contract charges                                --           18,536         $173,781          0.70%            --

EQ/Franklin Income
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.46               --               --            --           4.56%
         Highest contract charge 1.90% Class B (p)      $ 10.41               --               --            --           4.11%
         All contract charges                                --           12,757         $132,983          2.34%            --

EQ/Franklin Small Cap Value
---------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.85               --               --            --           8.50%
         Highest contract charge 1.90% Class B (p)      $ 10.80               --               --            --           8.03%
         All contract charges                                --            1,481         $ 16,022          0.54%            --

EQ/GAMCO Mergers and Acquisitions
---------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.79               --               --            --          11.65%
         Highest contract charge 1.90% Class B (m)      $ 11.52               --               --            --          10.08%
         All contract charges                                --            7,462         $ 86,530          6.34%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.56               --               --            --           5.64%
         Highest contract charge 1.90% Class B (m)      $ 10.46               --               --            --           4.65%
         All contract charges                                --            2,307         $ 24,225          5.28%            --

EQ/GAMCO Small Company Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $ 32.21               --               --            --          18.24%
         Highest contract charge 1.90% Class B (h)      $ 24.81               --               --            --          16.58%
         All contract charges                                --            8,969         $243,842          1.60%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 27.24               --               --            --           3.80%
         Highest contract charge 1.90% Class B (h)      $ 21.28               --               --            --           2.34%
         All contract charges                                --            5,611         $129,461          1.01%            --

                                     FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/GAMCO Small Company Value (Continued)
----------------------------------------
  2004   Lowest contract charge 0.50% Class B (h)       $ 26.24               --                --           --          13.51%
         Highest contract charge 1.90% Class B (h)      $ 20.79               --                --           --          13.22%
         All contract charges                                --              797        $   17,882         0.39%

EQ/International Growth
-----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 14.46               --                --           --          25.01%
         Highest contract charge 1.90% Class B (m)      $ 14.12               --                --           --          23.26%
         All contract charges                                --            6,096        $   83,819         1.21%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.56               --                --           --          15.64%
         Highest contract charge 1.90% Class B (m)      $ 11.46               --                --           --          14.56%
         All contract charges                                --            1,394        $   16,015         2.07%            --

EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $  6.72               --                --           --           0.68%
         Highest contract charge 1.90% Class B          $  6.14               --                --           --          (0.73)%
         All contract charges                                --           28,965        $  217,850           --             --
  2005   Lowest contract charge 0.50% Class B           $  6.67               --                --           --           6.75%
         Highest contract charge 1.90% Class B          $  6.19               --                --           --           5.25%
         All contract charges                                --           31,429        $  227,980           --             --
  2004   Lowest contract charge 0.50% Class B           $  6.25               --                --           --          11.59%
         Highest contract charge 1.90% Class B          $  5.88               --                --           --          10.02%
         All contract charges                                --           30,303        $  194,427         0.26%            --
  2003   Lowest contract charges 0.50% Class B          $  5.60               --                --           --          25.28%
         Highest contract charges 1.90% Class B         $  5.34               --                --           --          23.33%
         All contract charges                                --           28,669        $  156,361           --             --
  2002   Lowest contract charges 0.50% Class B          $  4.47               --                --           --         (30.70)%
         Highest contract charges 1.90% Class B         $  4.33               --                --           --         (31.60)%
         All contract charges                                --           19,297        $   84,342           --             --

EQ/JPMorgan Core Bond
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 15.48               --                --           --           3.54%
         Highest contract charge 1.90% Class B          $ 13.63               --                --           --           2.09%
         All contract charges                                --           99,116        $1,260,924         4.37%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.95               --                --           --           1.71%
         Highest contract charge 1.90% Class B          $ 13.35               --                --           --           0.28%
         All contract charges                                --           93,448        $1,190,350         3.56%            --
  2004   Lowest contract charge 0.50% Class B           $ 14.70               --                --           --           3.58%
         Highest contract charge 1.90% Class B          $ 13.31               --                --           --           2.12%
         All contract charges                                --           80,724        $1,064,120         4.15%
  2003   Lowest contract charges 0.50% Class B          $ 14.19               --                --           --           2.84%
         Highest contract charges 1.90% Class B         $ 13.04               --                --           --           1.48%
         All contract charges                                --           72,059        $  963,308         3.72%            --
  2002   Lowest contract charges 0.50% Class B          $ 13.80               --                --           --           9.09%
         Highest contract charges 1.90% Class B         $ 12.85               --                --           --           7.44%
         All contract charges                                --           51,512        $  676,993         5.39%            --

EQ/JPMorgan Value Opportunities
-------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.46               --                --           --          19.78%
         Highest contract charge 1.90% Class B          $ 15.22               --                --           --          18.10%
         All contract charges                                --           31,332        $  492,862         4.27%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.58               --                --           --           3.41%
         Highest contract charge 1.90% Class B          $ 12.89               --                --           --           1.95%
         All contract charges                                --           35,102        $  468,128         1.50%            --

                                     FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ------------
EQ/JPMorgan Value Opportunities (Continued)
-------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.10               --                --           --           10.33%
         Highest contract charge 1.90% Class B          $ 12.64               --                --           --            8.78%
         All contract charges                                --           38,178        $  499,166         1.28%             --
  2003   Lowest contract charges 0.50% Class B          $ 12.78               --                --           --           26.16%
         Highest contract charges 1.90% Class B         $ 11.62               --                --           --           24.41%
         All contract charges                                --           39,281        $  471,766         1.42%             --
  2002   Lowest contract charges 0.50% Class B          $ 10.13               --                --           --          (19.41)%
         Highest contract charges 1.90% Class B         $  9.34               --                --           --          (20.65)%
         All contract charges                                --           36,586        $  351,427         1.36%             --

EQ/Legg Mason Value Equity
--------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (n)       $ 11.33               --                --           --            6.30%
         Highest contract charge 1.90% Class B (n)      $ 11.14               --                --           --            4.81%
         All contract charges                                --           15,831        $  177,206         0.05%             --
  2005   Lowest contract charge 0.50% Class B (n)       $ 10.66               --                --           --            6.62%
         Highest contract charge 1.90% Class B (n)      $ 10.63               --                --           --            6.26%
         All contract charges                                --            2,464        $   26,219         0.13%             --

EQ/Long Term Bond
-----------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.19               --                --           --            1.31%
         Highest contract charge 1.90% Class B (m)      $  9.95               --                --           --          (0.11)%
         All contract charges                                --            8,360        $   83,248         5.01%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.06               --                --           --            0.56%
         Highest contract charge 1.90% Class B (m)      $  9.96               --                --           --          (0.38)%
         All contract charges                                --            4,300        $   42,957         5.08%             --

EQ/Lord Abbett Growth and Income
--------------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.43               --                --           --           16.63%
         Highest contract charge 1.90% Class B (m)      $ 12.14               --                --           --           14.99%
         All contract charges                                --           11,071        $  135,386         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.66               --                --           --            6.59%
         Highest contract charge 1.90% Class B (m)      $ 10.56               --                --           --            5.59%
         All contract charges                                --            3,072        $   32,532         1.42%             --

EQ/Lord Abbett Large Cap Core
-----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 11.91               --                --           --           12.13%
         Highest contract charge 1.90% Class B (m)      $ 11.63               --                --           --           10.56%
         All contract charges                                --            4,229        $   49,544         1.21%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.62               --                --           --            6.21%
         Highest contract charge 1.90% Class B (m)      $ 10.52               --                --           --            5.22%
         All contract charges                                --            2,022        $   21,339         0.84%             --

EQ/Lord Abbett Mid Cap Value
----------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.54               --                --           --           11.87%
         Highest contract charge 1.90% Class B (m)      $ 12.25               --                --           --           10.30%
         All contract charges                                --           17,475        $  215,636         1.22%             --
  2005   Lowest contract charge 0.50% Class B (m)       $ 11.21               --                --           --           12.11%
         Highest contract charge 1.90% Class B (m)      $ 11.11               --                --           --           11.07%
         All contract charges                                --            9,142        $  101,817         1.70%             --

EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 17.20               --                --           --            8.78%
         Highest contract charge 1.90% Class B          $ 15.95               --                --           --            7.25%
         All contract charges                                --          110,995        $1,644,626         0.73%             --

                                     FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Marsico Focus (Continued)
----------------------------
  2005   Lowest contract charge 0.50% Class B           $ 15.82               --                --           --           10.15%
         Highest contract charge 1.90% Class B          $ 14.88               --                --           --            8.61%
         All contract charges                                --           91,026        $1,281,504           --              --
  2004   Lowest contract charge 0.50% Class B           $ 14.36               --                --           --            9.96%
         Highest contract charge 1.90% Class B          $ 13.70               --                --           --            8.41%
         All contract charges                                --           69,842        $  931,060           --              --
  2003   Lowest contract charges 0.50% Class B          $ 13.06               --                --           --           30.45%
         Highest contract charges 1.90% Class B         $ 12.63               --                --           --           28.62%
         All contract charges                                --           50,777        $  646,010           --              --
  2002   Lowest contract charges 0.50% Class B          $ 10.01               --                --           --          (11.96)%
         Highest contract charges 1.90% Class B         $  9.82               --                --           --          (13.25)%
         All contract charges                                --           11,834        $  116,998         0.04%             --

EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (b)       $ 26.27               --                --           --           20.31%
         Highest contract charge 1.90% Class B          $ 22.91               --                --           --           18.62%
         All contract charges                                --           44,747        $  846,668         2.90%             --
  2005   Lowest contract charge 0.50% Class B (b)       $ 21.84               --                --           --            2.44%
         Highest contract charge 1.90% Class B          $ 19.32               --                --           --            1.00%
         All contract charges                                --           43,949        $  723,084         1.38%             --
  2004   Lowest contract charge 0.50% Class B (b)       $ 21.32               --                --           --           10.02%
         Highest contract charge 1.90% Class B          $ 19.12               --                --           --            8.47%
         All contract charges                                --           40,543        $  701,451         2.37%
  2003   Lowest contract charges 0.50% Class B (b)      $ 19.38               --                --           --           30.58%
         Highest contract charges 1.90% Class B         $ 17.63               --                --           --           28.69%
         All contract charges                                --           25,890        $  466,739         0.68%             --
  2002   Lowest contract charges 0.50% Class B (b)      $ 14.84               --                --           --          (17.09)%
         Highest contract charges 1.90% Class B         $ 13.70               --                --           --          (18.26)%
         All contract charges                                --           13,004        $  183,216         1.18%             --

EQ/Mercury International Value
------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 24.88               --                --           --           25.06%
         Highest contract charge 1.90% Class B          $ 21.70               --                --           --           23.30%
         All contract charges                                --           51,776        $1,057,795         3.58%             --
  2005   Lowest contract charge 0.50% Class B           $ 19.90               --                --           --           10.28%
         Highest contract charge 1.90% Class B          $ 17.60               --                --           --            8.74%
         All contract charges                                --           44,488        $  754,971         1.84%             --
  2004   Lowest contract charge 0.50% Class B           $ 18.04               --                --           --           21.04%
         Highest contract charge 1.90% Class B          $ 16.18               --                --           --           19.33%
         All contract charges                                --           34,210        $  557,170         1.66%
  2003   Lowest contract charges 0.50% Class B          $ 14.90               --                --           --           27.35%
         Highest contract charges 1.90% Class B         $ 13.56               --                --           --           25.56%
         All contract charges                                --           29,705        $  415,925         2.52%             --
  2002   Lowest contract charges 0.50% Class B          $ 11.70               --                --           --          (17.02)%
         Highest contract charges 1.90% Class B         $ 10.80               --                --           --          (18.18)%
         All contract charges                                --           23,303        $  258,604         0.64%             --

EQ/MFS Emerging Growth Companies
--------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 16.39               --                --           --            7.24%
         Highest contract charge 1.90% Class B          $ 14.30               --                --           --            5.74%
         All contract charges                                --           18,659        $  269,728           --              --
  2005   Lowest contract charge 0.50% Class B           $ 15.29               --                --           --            8.48%
         Highest contract charge 1.90% Class B          $ 13.52               --                --           --            6.96%
         All contract charges                                --           19,808        $  272,973           --              --

                                     FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/MFS Emerging Growth Companies (Continued)
--------------------------------------------
  2004   Lowest contract charge 0.50% Class B           $ 14.09               --               --            --           12.06%
         Highest contract charge 1.90% Class B          $ 12.64               --               --            --           10.48%
         All contract charges                                --           20,997         $272,395            --              --
  2003   Lowest contract charges 0.50% Class B          $ 12.58               --               --            --           28.76%
         Highest contract charges 1.90% Class B         $ 11.44               --               --            --           26.84%
         All contract charges                                --           21,351         $252,025            --              --
  2002   Lowest contract charges 0.50% Class B          $  9.77               --               --            --          (34.70)%
         Highest contract charges 1.90% Class B         $  9.02               --               --            --          (35.57)%
         All contract charges                                --           20,399         $188,909            --              --

EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 11.33               --               --            --           12.38%
         Highest contract charge 1.90% Class B          $ 10.12               --               --            --           10.80%
         All contract charges                                --           26,152         $286,441          0.84%             --
  2005   Lowest contract charge 0.50% Class B           $ 10.08               --               --            --            6.66%
         Highest contract charge 1.90% Class B          $  9.13               --               --            --            5.16%
         All contract charges                                --           30,163         $294,159          0.49%             --
  2004   Lowest contract charge 0.50% Class B           $  9.45               --               --            --           10.84%
         Highest contract charge 1.90% Class B          $  8.68               --               --            --            9.28%
         All contract charges                                --           32,507         $295,494          0.58%
  2003   Lowest contract charges 0.50% Class B          $  8.53               --               --            --           21.51%
         Highest contract charges 1.90% Class B         $  7.94               --               --            --           19.58%
         All contract charges                                --           32,811         $266,998          0.69%             --
  2002   Lowest contract charges 0.50% Class B          $  7.02               --               --            --          (21.48)%
         Highest contract charges 1.90% Class B         $  6.64               --               --            --          (22.43)%
         All contract charges                                --           25,059         $169,062          0.55%             --

EQ/Money Market
---------------
         Unit Value 0.00% to 1.90%
  2006   Lowest contract charge 0.00% Class B           $ 41.55               --               --            --            4.48%
         Highest contract charge 1.90% Class B          $ 25.51               --               --            --            2.51%
         All contract charges                                --           33,332         $612,694          4.41%             --
  2005   Lowest contract charge 0.00% Class B           $ 39.77               --               --            --            2.62%
         Highest contract charge 1.90% Class B          $ 24.88               --               --            --            0.68%
         All contract charges                                --           24,414         $483,274          2.57%             --
  2004   Lowest contract charge 0.00% Class B           $ 38.75               --               --            --            0.78%
         Highest contract charge 1.90% Class B          $ 24.71               --               --            --          (1.14)%
         All contract charges                                --           22,453         $474,277          0.74%             --
  2003   Lowest contract charges 0.00% Class B          $ 38.46               --               --            --            0.56%
         Highest contract charges 1.90% Class B         $ 25.00               --               --            --          (1.35)%
         All contract charges                                --           22,249         $587,929          0.56%             --
  2002   Lowest contract charges 0.00% Class B          $ 38.24               --               --            --            1.24%
         Highest contract charges 1.90% Class B         $ 25.34               --               --            --           (0.67)%
         All contract charges                                --           26,987         $751,628          3.15%             --

EQ/Montag & Caldwell Growth
---------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)       $  5.26               --               --            --            7.41%
         Highest contract charge 1.90% Class B (h)      $  4.69               --               --            --            5.90%
         All contract charges                                --            6,440         $ 30,006          0.21%             --
  2005   Lowest contract charge 0.50% Class B (h)       $  4.90               --               --            --            4.88%
         Highest contract charge 1.90% Class B (h)      $  4.43               --               --            --            3.41%
         All contract charges                                --            4,693         $ 21,467          0.44%             --
  2004   Lowest contract charge 0.50% Class B (h)       $  4.67               --               --            --            7.93%
         Highest contract charge 1.90% Class B (h)      $  4.28               --               --            --            7.65%
         All contract charges                                --              451         $  1,993          0.48%             --

                                     FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Mutual Shares
----------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.74               --               --            --           7.38%
         Highest contract charge 1.90% Class B (p)      $ 10.69               --               --            --           6.92%
         All contract charges                                --            7,714         $ 82,586          0.39%            --

EQ/Oppenheimer Global
---------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.12               --               --            --          11.23%
         Highest contract charge 1.90% Class B (p)      $ 11.07               --               --            --          10.75%
         All contract charges                                --            1,756         $ 19,483          0.07%            --

EQ/Oppenheimer Main Street Opportunity
--------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 10.96               --               --            --           9.61%
         Highest contract charge 1.90% Class B (p)      $ 10.91               --               --            --           9.13%
         All contract charges                                --              726         $  7,942          2.04%            --

EQ/Oppenheimer Main Street Small Cap
------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)       $ 11.13               --               --            --          11.28%
         Highest contract charge 1.90% Class B (p)      $ 11.08               --               --            --          10.79%
         All contract charges                                --              868         $  9,639          1.06%            --

EQ/PIMCO Real Return
--------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $  9.98               --               --            --         (0.11)%
         Highest contract charge 1.90% Class B (m)      $  9.75               --               --            --         (1.51)%
         All contract charges                                --           31,108         $304,380          4.98%            --
  2005   Lowest contract charge 0.50% Class B (m)       $  9.99               --               --            --         (0.09)%
         Highest contract charge 1.90% Class B (m)      $  9.90               --               --            --         (1.02)%
         All contract charges                                --           15,284         $151,723          5.31%            --

EQ/Short Duration Bond
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 10.38               --               --            --           3.44%
         Highest contract charge 1.90% Class B (m)      $ 10.14               --               --            --           1.99%
         All contract charges                                --            5,862         $ 59,826          4.22%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.04               --               --            --           0.36%
         Highest contract charge 1.90% Class B (m)      $  9.94               --               --            --          (0.58)%
         All contract charges                                --            1,852         $ 18,465          2.64%            --

EQ/Small Cap Value
------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 21.25               --               --            --          15.53%
         Highest contract charge 1.90% Class B          $ 18.70               --               --            --          13.91%
         All contract charges                                --           57,348         $992,117          5.49%            --
  2005   Lowest contract charge 0.50% Class B           $ 18.39               --               --            --           4.16%
         Highest contract charge 1.90% Class B          $ 16.42               --               --            --           2.70%
         All contract charges                                --           56,358         $874,837          4.46%            --
  2004   Lowest contract charge 0.50% Class B           $ 17.65               --               --            --          16.52%
         Highest contract charge 1.90% Class B          $ 15.99               --               --            --          14.88%
         All contract charges                                --           52,025         $811,982          6.15%            --
  2003   Lowest contract charges 0.50% Class B          $ 15.15               --               --            --          36.75%
         Highest contract charges 1.90% Class B         $ 13.92               --               --            --          34.75%
         All contract charges                                --           38,520         $549,902          1.09%            --
  2002   Lowest contract charges 0.50% Class B          $ 11.08               --               --            --         (14.31)%
         Highest contract charges 1.90% Class B         $ 10.33               --               --            --         (15.47)%
         All contract charges                                --           22,123         $233,903          0.79%            --

                                     FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                              Years Ended December 31,
                                                     --------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment       Total
                                                      Units value        (000's)          (000's)    Income ratio**   Return***
                                                     ------------- ------------------- ------------ ---------------- ----------
EQ/Small Company Growth
-----------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  9.42                --               --            --            9.66%
         Highest contract charge 1.90% Class B (h)     $  8.40                --               --            --            8.12%
         All contract charges                               --            17,157         $147,393          1.40%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  8.59                --               --            --            6.95%
         Highest contract charge 1.90% Class B (h)     $  7.77                --               --            --            5.45%
         All contract charges                               --             9,010         $ 72,375          3.58%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  8.04                --               --            --           14.09%
         Highest contract charge 1.90% Class B (h)     $  7.37                --               --            --           13.79%
         All contract charges                               --               388         $  2,939            --              --

EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B          $ 18.52                --               --            --           17.12%
         Highest contract charge 1.90% Class B         $ 16.30                --               --            --           15.48%
         All contract charges                               --            29,757         $475,296          1.32%             --
  2005   Lowest contract charge 0.50% Class B          $ 15.81                --               --            --            3.74%
         Highest contract charge 1.90% Class B         $ 14.12                --               --            --            2.28%
         All contract charges                               --            26,002         $364,087          1.15%             --
  2004   Lowest contract charge 0.50% Class B          $ 15.24                --               --            --           17.08%
         Highest contract charge 1.90% Class B         $ 13.80                --               --            --           15.44%
         All contract charges                               --            24,789         $343,808          2.47%             --
  2003   Lowest contract charges 0.50% Class B         $ 13.02                --               --            --           45.15%
         Highest contract charges 1.90% Class B        $ 11.95                --               --            --           43.11%
         All contract charges                               --            19,516         $239,728          0.37%             --
  2002   Lowest contract charges 0.50% Class B         $  8.97                --               --            --          (21.32)%
         Highest contract charges 1.90% Class B        $  8.35                --               --            --          (22.47)%
         All contract charges                               --             8,384         $ 71,737          0.61%             --

EQ/TCW Equity
-------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $ 19.34                --               --            --          (4.49)%
         Highest contract charge 1.90% Class B (h)     $ 14.89                --               --            --          (5.83)%
         All contract charges                               --             3,277         $ 51,291            --              --
  2005   Lowest contract charge 0.50% Class B (h)      $ 20.25                --               --            --            3.47%
         Highest contract charge 1.90% Class B (h)     $ 15.82                --               --            --            2.02%
         Unit Value 0.50% to 1.90%*                         --             2,742         $ 47,015            --              --
  2004   Lowest contract charge 0.50% Class B (h)      $ 19.57                --               --            --           12.32%
         Highest contract charge 1.90% Class B (h)     $ 15.50                --               --            --           12.03%
         All contract charges                               --               265         $  4,449            --

EQ/Templeton Growth
-------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (p)      $ 10.79                --               --            --            7.86%
         Highest contract charge 1.90% Class B (p)     $ 10.74                --               --            --            7.39%
         All contract charges                               --             6,220         $ 66,882          0.46%             --

EQ/UBS Growth and Income
------------------------
         Unit Value 0.50% to 1.90%*
  2006   Lowest contract charge 0.50% Class B (h)      $  6.70                --               --            --           13.58%
         Highest contract charge 1.90% Class B (h)     $  5.97                --               --            --           11.99%
         All contract charges                               --            11,683         $ 70,569          0.90%             --
  2005   Lowest contract charge 0.50% Class B (h)      $  5.90                --               --            --            8.46%
         Highest contract charge 1.90% Class B (h)     $  5.33                --               --            --            6.94%
         All contract charges                               --             6,468         $ 35,639          1.24%             --
  2004   Lowest contract charge 0.50% Class B (h)      $  5.44                --               --            --           11.67%
         Highest contract charge 1.90% Class B (h)     $  4.99                --               --            --           11.38%
         All contract charges                               --               449         $  2,306          3.51%

                                     FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Continued)

December 31, 2006


7. Accumulation Unit Values (Continued)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                               Years Ended December 31,
                                                     ----------------------------------------------------------------------------
                                                                    Units Outstanding   Net Assets     Investment        Total
                                                      Units value        (000's)          (000's)    Income ratio**    Return***
                                                     ------------- ------------------- ------------ ---------------- ------------

EQ/Van Kampen Comstock
----------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 12.10               --                --           --          15.33%
         Highest contract charge 1.90% Class B (m)      $ 11.81               --                --           --          13.71%
         All contract charges                                --           21,516        $  255,976         3.07%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 10.49               --                --           --           4.88%
         Highest contract charge 1.90% Class B (m)      $ 10.39               --                --           --           3.90%
         All contract charges                                --            9,231        $   96,174         2.07%            --

EQ/Van Kampen Emerging Markets Equity
-------------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B           $ 20.43               --                --           --          36.37%
         Highest contract charge 1.90% Class B          $ 17.89               --                --           --          34.46%
         All contract charges                                --           47,631        $1,034,450         0.45%            --
  2005   Lowest contract charge 0.50% Class B           $ 14.98               --                --           --          32.12%
         Highest contract charge 1.90% Class B          $ 13.30               --                --           --          30.27%
         All contract charges                                --           38,941        $  606,208         0.63%            --
  2004   Lowest contract charge 0.50% Class B           $ 11.34               --                --           --          23.06%
         Highest contract charge 1.90% Class B          $ 10.21               --                --           --          21.33%
         All contract charges                                --           26,330        $  296,336         0.74%            --
  2003   Lowest contract charges 0.50% Class B          $  9.21               --                --           --          55.05%
         Highest contract charges 1.90% Class B         $  8.42               --                --           --          53.09%
         All contract charges                                --           18,796        $  164,082         1.03%            --
  2002   Lowest contract charges 0.50% Class B          $  5.94               --                --           --          (6.31)%
         Highest contract charges 1.90% Class B         $  5.50               --                --           --          (7.72)%
         All contract charges                                --           10,375        $   58,530           --             --

EQ/Van Kampen Mid Cap Growth
----------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (m)       $ 13.53               --                --           --           8.71%
         Highest contract charge 1.90% Class B (m)      $ 13.21               --                --           --           7.19%
         All contract charges                                --            8,738        $  116,309         0.47%            --
  2005   Lowest contract charge 0.50% Class B (m)       $ 12.44               --                --           --          24.44%
         Highest contract charge 1.90% Class B (m)      $ 12.33               --                --           --          23.28%
                                                             --            3,164        $   39,124           --             --
EQ/Wells Fargo Montgomery Small Cap
-----------------------------------
         Unit Value 0.50% to 1.90%
  2006   Lowest contract charge 0.50% Class B (h)       $ 14.49               --                --           --          21.03%
         Highest contract charge 1.90% Class B (h)      $ 14.15               --                --           --          19.33%
         All contract charges                                --            5,415        $   76,961         3.86%            --
  2005   Lowest contract charge 0.50% Class B (h)       $ 11.97               --                --           --           5.25%
         Highest contract charge 1.90% Class B (h)      $ 11.86               --                --           --           4.37%
         All contract charges                                --              782        $    9,257         9.34%            --
  2004   Lowest contract charge 0.50% Class B (h)       $ 11.37               --                --           --          14.31%
         Highest contract charge 1.90% Class B (h)      $ 11.36               --                --           --          14.22%
         All contract charges                                --               24        $      282           --

U.S. Real Estate -- Class II
----------------------------
         Unit Value 1.20% to 1.70%
  2006   Lowest contract charge 1.20% Class B (f)       $ 19.98               --                --           --          36.02%
         Highest contract charge 1.70% Class B (i)      $ 22.83               --                --           --          35.34%
         All contract charges                                --           24,793        $  555,701         1.23%            --
  2005   Lowest contract charge 1.20% Class B (f)       $ 14.69               --                --           --          15.35%
         Highest contract charge 1.70% Class B (i)      $ 16.87               --                --           --          14.77%
         All contract charges                                --           16,427        $  269,893         1.36%            --
  2004   Lowest contract charge 1.20% Class B (f)       $ 12.73               --                --           --          12.47%
         Highest contract charge 1.70% Class B (i)      $ 14.70               --                --           --          33.76%
         All contract charges                                --            9,422        $  131,961         0.80%            --

                                     FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT NO. 49

Notes to Financial Statements (Concluded)

December 31, 2006


7. Accumulation Unit Values (Concluded)

   Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                Years Ended December 31,
                                                      -------------------------------------------------------------------------
                                                                     Units Outstanding  Net Assets     Investment       Total
U.S. Real Estate -- Class II (Concluded)               Units value        (000's)         (000's)    Income ratio**   Return***
----------------------------------------              ------------- ------------------------------- ---------------- ----------
2003     Lowest contract charges 1.25% Class B (i)       $ 11.00             --               --           --           10.00%
         Highest contract charges 1.70% Class B (i)      $ 10.99             --               --           --            9.90%
         All contract charges                                 --            188           $2,058           --             --


----------
(a) Units were made available on January 14, 2002.
(b) Units were made available for sale on April 1, 2002.
(c) A substitution of EQ/AXP New Dimensions Portfolio for the EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
(d) A substitution of EQ/AXP Strategy Aggressive Portfolio for the EQ/Alliance Small Cap Growth Portfolio occurred on July 12, 2002.
(e) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.
(f) Units were made available for sale on February 13, 2004.
(g) A substitution of EQ/Technology Portfolio for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(h) Units were made available for sale on October 25, 2004.
(i) Units were made available on September 22, 2003.
(j) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(k) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(l) A substitution of EQ/International Equity Index Portfolio for EQ/Alliance International Portfolio occurred on May 2, 2003.
(m) Units were made available for sale on May 9, 2005.
(n) Units were made available for sale on October 17, 2005.
(o) Units were made available for sale on August 5, 2002.
(p) Units were made available for sale on September 18, 2006.
(q) A substitution of Laudus Rosenberg VIT Long/Short Equity for EQ/AXA Rosenberg Long/Short Equity occurred on November 17, 2006 (see Note 5).

* Expenses as a percentage of average net assets (0.00%, 0.50%, 0.95%, 1.20%, 1.25%, 1.35%, 1.40%, 1.50%, 1.55%, 1.60%, 1.65%, 1.70%, 1.80%, and 1.90%
    annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The investment income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of mutual fund fees and expenses, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests. The investment income ratios previously disclosed for 2005, 2004 and 2003 incorrectly included capital gains distributions as a component of net investment income. The ratios disclosed above have been revised to exclude such distributions.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-92

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, based on our audits and the reports of other auditors, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of AllianceBernstein L.P. and AllianceBernstein Holding L.P., subsidiaries of AXA Equitable, as of and for the year ended December 31, 2005, whose statements reflect total assets of seven percent of the related consolidated total as of December 31, 2005, and total revenues of thirty-six percent of the related consolidated total for the year ended December 31, 2005. Those statements were audited by other auditors whose reports thereon have been furnished to us, and our opinion expressed herein, insofar as it relates to the amounts included for AllianceBernstein L.P. and AllianceBernstein Holding L.P., is based solely on the reports of the other auditors. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for share-based compensation on January 1, 2006, for defined benefit pension and other postretirement plans on December 31, 2006 and for certain nontraditional long-duration contracts and Separate Accounts on January 1, 2004.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 15, 2007

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein L.P.

We have audited the accompanying consolidated statement of financial condition of AllianceBernstein L.P. and subsidiaries ("AllianceBernstein"), formerly Alliance Capital Management L.P., as of December 31, 2005, and the related consolidated statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein as of December 31, 2005, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The General Partner and Unitholders
AllianceBernstein Holding L.P.

We have audited the accompanying statement of financial condition of AllianceBernstein Holding L.P. ("AllianceBernstein Holding"), formerly Alliance Capital Management Holding L.P., as of December 31, 2005, and the related statements of income, changes in partners' capital and comprehensive income and cash flows for each of the years in the two-year period ended December 31, 2005. These financial statements are the responsibility of the management of the General Partner. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AllianceBernstein Holding as of December 31, 2005, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
New York, New York
February 24, 2006

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                                                                                    2006                 2005
                                                                              ---------------       --------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    29,031.1         $   30,034.8
  Mortgage loans on real estate.............................................        3,240.7              3,233.9
  Equity real estate, held for the production of income.....................          569.6                616.2
  Policy loans..............................................................        3,898.1              3,824.2
  Other equity investments..................................................        1,562.1              1,208.5
  Trading securities........................................................          465.1                314.3
  Other invested assets.....................................................          891.6                890.2
                                                                              ---------------       --------------
    Total investments.......................................................       39,658.3             40,122.1
Cash and cash equivalents...................................................        1,268.0              1,112.1
Cash and securities segregated, at estimated fair value.....................        1,864.0              1,720.8
Broker-dealer related receivables...........................................        3,481.0              2,929.1
Deferred policy acquisition costs...........................................        8,316.5              7,557.3
Goodwill and other intangible assets, net...................................        3,738.6              3,758.8
Amounts due from reinsurers.................................................        2,689.3              2,604.4
Loans to affiliates.........................................................          400.0                400.0
Other assets................................................................        3,068.8              3,787.6
Separate Accounts' assets...................................................       84,801.6             69,997.0
                                                                              ---------------       --------------

TOTAL ASSETS................................................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============
LIABILITIES
Policyholders' account balances.............................................  $    26,439.0         $   27,194.0
Future policy benefits and other policyholders liabilities..................       14,085.4             13,997.8
Broker-dealer related payables..............................................          950.3              1,226.9
Customers related payables..................................................        3,980.7              2,924.3
Amounts due to reinsurers...................................................        1,070.8              1,028.3
Short-term and long-term debt...............................................          783.0                855.4
Loans from affiliates.......................................................          325.0                325.0
Income taxes payable........................................................        2,974.2              2,895.6
Other liabilities...........................................................        1,815.8              1,735.0
Separate Accounts' liabilities..............................................       84,801.6             69,997.0
Minority interest in equity of consolidated subsidiaries....................        2,289.9              2,096.4
Minority interest subject to redemption rights..............................          288.0                271.6
                                                                              ---------------       --------------
    Total liabilities.......................................................      139,803.7            124,547.3
                                                                              ---------------       --------------

Commitments and contingent liabilities (Notes 2, 5, 9, 18 and 19)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
   issued and outstanding...................................................            2.5                  2.5
Capital in excess of par value..............................................        5,139.6              4,976.3
Retained earnings...........................................................        4,507.6              4,030.8
Accumulated other comprehensive (loss) income...............................         (167.3)               432.3
                                                                              ---------------       --------------
    Total shareholder's equity..............................................        9,482.4              9,441.9
                                                                              ---------------       --------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   149,286.1         $  133,989.2
                                                                              ===============       ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                     2006             2005             2004
                                                                ---------------  ---------------  ---------------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................  $    2,252.7     $     1,889.3    $     1,595.4
Premiums......................................................         817.8             881.7            879.6
Net investment income.........................................       2,397.0           2,491.8          2,500.8
Investment gains, net.........................................          46.9              55.4             65.0
Commissions, fees and other income............................       4,373.0           3,626.2          3,384.1
                                                                ---------------  ---------------  ---------------
      Total revenues..........................................       9,887.4           8,944.4          8,424.9
                                                                ---------------  ---------------  ---------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................       1,960.5           1,859.8          1,867.1
Interest credited to policyholders' account balances..........       1,082.5           1,065.5          1,038.1
Compensation and benefits.....................................       2,090.4           1,802.9          1,604.9
Commissions...................................................       1,394.4           1,128.7          1,017.3
Distribution plan payments....................................         292.9             292.0            374.2
Amortization of deferred sales commissions....................         100.4             132.0            177.4
Interest expense..............................................          70.4              76.3             76.8
Amortization of deferred policy acquisition costs.............         689.3             601.3            472.9
Capitalization of deferred policy acquisition costs...........      (1,363.4)         (1,199.4)        (1,015.9)
Rent expense..................................................         204.1             165.2            185.0
Amortization of other intangible assets.......................          23.6              23.5             22.9
Other operating costs and expenses............................       1,262.6             952.4            928.4
                                                                ---------------  ---------------  ---------------
      Total benefits and other deductions.....................       7,807.7           6,900.2          6,749.1
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations before
  income taxes and minority interest..........................       2,079.7           2,044.2          1,675.8
Income taxes..................................................        (427.3)           (519.2)          (396.9)
Minority interest in net income of consolidated subsidiaries..        (599.9)           (466.9)          (384.0)
                                                                ---------------  ---------------  ---------------

Earnings from continuing operations...........................       1,052.5           1,058.1            894.9
Earnings from discontinued operations, net of income taxes....          26.2              15.7              6.8
(Losses) gains on disposal of discontinued operations,
   net of income taxes........................................          (1.9)              -               31.1
Cumulative effect of accounting changes, net of
   income taxes...............................................           -                 -               (2.9)
                                                                ---------------  ---------------  ---------------
Net Earnings..................................................  $    1,076.8     $     1,073.8    $       929.9
                                                                ===============  ===============  ===============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                         2006             2005             2004
                                                                    ---------------   --------------   --------------
                                                                                       (IN MILLIONS)
SHAREHOLDER'S EQUITY

Common stock, at par value, beginning and end of year.............  $         2.5     $        2.5     $        2.5
                                                                    ---------------   --------------   --------------

Capital in excess of par value, beginning of year.................        4,976.3          4,890.9          4,848.2
Changes in capital in excess of par value.........................          163.3             85.4             42.7
                                                                    ---------------   --------------   --------------
Capital in excess of par value, end of year.......................        5,139.6          4,976.3          4,890.9
                                                                    ---------------   --------------   --------------

Retained earnings, beginning of year..............................        4,030.8          3,457.0          3,027.1
Net earnings......................................................        1,076.8          1,073.8            929.9
Dividends on common stock.........................................         (600.0)          (500.0)          (500.0)
                                                                    ---------------   --------------   --------------
Retained earnings, end of year....................................        4,507.6          4,030.8          3,457.0
                                                                    ---------------   --------------   --------------

Accumulated other comprehensive income, beginning of year.........          432.3            874.1            892.8
Other comprehensive loss .........................................         (150.1)          (441.8)           (18.7)
Adjustment to initially apply SFAS No.158, net of income taxes ...         (449.5)             -                -
                                                                    ---------------   --------------   --------------
Accumulated other comprehensive (loss) income, end of year........         (167.3)           432.3            874.1
                                                                    ---------------   --------------   --------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR...........................  $     9,482.4     $    9,441.9     $    9,224.5
                                                                    ===============   ==============   ==============

COMPREHENSIVE INCOME
Net earnings......................................................  $     1,076.8     $    1,073.8     $      929.9
                                                                    ---------------   --------------   --------------
Change in unrealized losses, net of reclassification
   adjustments....................................................         (150.1)          (441.8)           (31.1)
Cumulative effect of accounting changes...........................            -                -               12.4
                                                                    ---------------   --------------   --------------
Other comprehensive loss..........................................         (150.1)          (441.8)           (18.7)
                                                                    ---------------   --------------   --------------
COMPREHENSIVE INCOME..............................................  $       926.7     $      632.0     $      911.2
                                                                    ===============   ==============   ==============


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006              2005             2004
                                                                 ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

Net earnings..................................................   $     1,076.8     $    1,073.8     $       929.9
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........         1,082.5          1,065.5           1,038.1
  Universal life and investment-type product
    policy fee income.........................................        (2,252.7)        (1,889.3)         (1,595.4)
  Net change in broker-dealer and customer related
    receivables/payables......................................           117.2           (347.4)            379.6
  Investment gains, net.......................................           (46.9)           (55.4)            (65.0)
  Change in deferred policy acquisition costs.................          (674.1)          (598.1)           (543.0)
  Change in future policy benefits............................            52.7             64.4             129.3
  Change in income tax payable................................           425.9            340.5             349.6
  Change in accounts payable and accrued expenses.............            85.5             23.7             (27.4)
  Change in segregated cash and securities, net...............          (143.2)          (231.8)           (203.2)
  Minority interest in net income of consolidated subsidiaries           599.9            466.9             384.1
  Change in fair value of guaranteed minimum income
    benefit reinsurance contracts.............................            14.8            (42.6)            (61.0)
  Amortization of deferred sales commissions..................           100.4            132.0             177.4
  Other depreciation and amortization.........................           144.9            149.6             210.3
  Amortization of other intangible assets, net................            23.6             23.6              22.9
  Losses (gains) on disposal of discontinued operations ......             1.9              -               (31.1)
  Other, net..................................................           363.5           (134.6)             14.3
                                                                 ---------------   ---------------  ---------------

Net cash provided by (used in) operating activities...........           972.7             40.8           1,109.4
                                                                 ---------------   ---------------  ---------------

Cash flows from investing activities:
  Maturities and repayments...................................         2,962.2          2,926.2           3,341.9
  Sales of investments........................................         1,536.9          2,432.9           2,983.6
  Purchases of investments....................................        (4,262.3)        (5,869.1)         (7,052.5)
  Change in short-term investments............................            65.6             13.8             (18.4)
  Purchase of minority interest in consolidated subsidiary ...             -                -              (410.7)
  Increased in capitalized software, leasehold improvements
     and EDP equipment .......................................          (146.1)          (101.2)            (69.3)
  Other, net..................................................          (390.4)          (116.3)            173.2
                                                                 ---------------   ---------------  ---------------

Net cash used in investing activities.........................          (234.1)          (713.7)         (1,052.2)
                                                                 ---------------   ---------------  ---------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                      2006               2005               2004
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................   $    3,865.2       $     3,816.8      $     4,029.4
    Withdrawals from and transfers to Separate Accounts.......       (3,569.1)           (2,779.1)          (2,716.0)
  Net change in short-term financings.........................          327.7                 -                  -
  Repayments of long-term debt ...............................         (400.0)             (400.0)               -
  Proceeds in loans from affiliates...........................            -                 325.0                -
  Shareholder dividends paid..................................         (600.0)             (500.0)            (500.0)
  Other, net..................................................         (206.5)             (417.3)            (130.1)
                                                                -----------------  -----------------  -----------------

Net cash (used in) provided by financing activities...........         (582.7)               45.4              683.3
                                                                -----------------  -----------------  -----------------

Change in cash and cash equivalents...........................          155.9              (627.5)             740.5
Cash and cash equivalents, beginning of year..................        1,112.1             1,739.6              999.1
                                                                -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year........................   $    1,268.0       $     1,112.1      $     1,739.6
                                                                =================  =================  =================

Supplemental cash flow information:

  Interest Paid...............................................   $       59.9       $        74.5      $        86.2
                                                                =================  =================  =================
  Income Taxes (Refunded) Paid................................   $      (40.8)      $       146.5      $       154.4
                                                                =================  =================  =================


                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)      ORGANIZATION

        AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is a wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

        The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

        Insurance
        ---------

        The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products, mutual funds and other investment products and asset management to individuals and small and medium size businesses and professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

        The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), formerly The Equitable of Colorado.

        Investment Management
        ---------------------

        The Investment Management segment (formerly the Investment Services segment) is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership, and its subsidiaries ("AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. Its principal services include: (a) institutional investments, including unaffiliated corporate and public employee pension funds, endowment funds, domestic and foreign institutions and governments, by means of separately managed accounts, sub-advisory relationships, structured products, group trusts, mutual funds and other investment vehicles, (b) retail, servicing individual investors, primarily by means of retail mutual funds, sub-advisory relationships in respect of mutual funds sponsored by third parties, separately managed account programs that are sponsored by various financial intermediaries worldwide, and other investment vehicles, (c) private clients, including high-net-worth individuals, trusts and estates, charitable foundations, partnerships, private and family corporations and other entities, by means of separately managed accounts, hedge funds, mutual funds, and other investment vehicles, and
        (d) institutional research by means of in-depth independent, fundamental research, portfolio strategy, trading and brokerage-related services. Principal subsidiaries of AllianceBernstein include: SCB Inc., formally known as Sanford C. Bernstein, Inc. ("Bernstein"), Sanford C. Bernstein & Co. LLC ("SCB LLC"), Sanford C. Bernstein Limited ("SCBL") and SCB Partners, Inc. ("SCB Partners"). This segment includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

        In October 2000, AllianceBernstein acquired substantially all of the assets and liabilities of SCB Inc (the "Bernstein Acquisition"). AXA Financial agreed to provide liquidity to these former Bernstein shareholders after a two-year lockout period that ended October 2002. Since 2002, the Company acquired 18.9 million units in AllianceBernstein L.P. ("AllianceBernstein Units") at the aggregate market price of $660.4 million from SCB Inc and SCB Partners under a preexisting agreement and recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million. Minority interest subject to redemption rights represents the remaining 16.3 million of private AllianceBernstein Units issued to former Bernstein shareholders in connection with AllianceBernstein's acquisition of Bernstein. At December 31, 2006 and 2005, the Company's consolidated economic interest in AllianceBernstein was 45.6% and 46.3%, respectively. At December 31, 2006 and 2005,
        AXA Financial Group's consolidated economic interest in AllianceBernstein was approximately 60.3% and 61.1%, respectively. On

        February 23, 2007, AXA Financial purchased another tranche of 8.16 million AllianceBernstein Units pursuant to an exercise of the AllianceBernstein put at a purchase price of approximately $745.7 million. After the purchase, together with its ownership with other AXA Financial Group companies, the beneficial ownership in AllianceBernstein L.P. increased by approximately 3% to 63.3%. The remaining 8.16 million AllianceBernstein Units may be sold to AXA Financial at the prevailing market price no sooner than nine months after the February 23, 2007 purchase or over the following period ending October 2, 2009.

2)      SIGNIFICANT ACCOUNTING POLICIES

        Basis of Presentation and Principles of Consolidation
        -----------------------------------------------------

        The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

        The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

        All significant intercompany transactions and balances have been eliminated in consolidation. The years "2006," "2005" and "2004" refer to the years ended December 31, 2006, 2005 and 2004, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation. The consolidated statements of cash flows for 2005 and 2004 have been revised to reflect cash outflows related to capitalized software, leasehold improvements and EDP equipment as cash used in investing activities rather than cash used by operating activities to be consistent with the 2006 presentation.

        Accounting Changes
        ------------------

        On December 31, 2006, the Company implemented SFAS No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

        As required by SFAS No. 158, the $449.5 million, net of income tax and minority interest, impact of initial adoption has been reported as an adjustment to the December 31, 2006 balance of accumulated other comprehensive income in the accompanying consolidated financial statements. The consequent recognition of the funded status of its defined benefit pension at December 31, 2006 reduced total assets by approximately $684.2 million, due to the reduction of prepaid pension cost of $684.2 million and decreased total liabilities by approximately $234.7 million. The change in liabilities principally resulted from the decrease in income taxes payable of $242.7 million partially offset by an increase in benefit plan liabilities of $12.0 million. See Note 12 of Notes to Consolidated Financial Statements for further information.

        SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on the Company as it already uses a December 31 measurement date for all of its plan assets and benefits obligations.

        On January 1, 2006, the Company adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, the Company elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), The Company had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares and various cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of the Company's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, consolidated earnings from continuing operations before income taxes and minority interest for 2006 and consolidated net earnings for 2006 were $46.9 million and $29.9 million lower, respectively, than if these plans had continued to be accounted for under APB No. 25.

        Under the modified prospective method, the Company applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006 that prior to adoption of SFAS No. 123(R) would have been reflected by the Company only in pro forma disclosures, were recognized in the consolidated statement of earnings over the awards' remaining future service-vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

        Effective with its adoption of SFAS No. 123(R), the Company elected the "short-cut" transition alternative for approximating the historical pool of windfall tax benefits available in shareholder's equity at January 1, 2006 as provided by the Financial Accounting Standards Board (the "FASB") in FASB Staff Position ("FSP") No. 123(R)-3, "Transition Election Related to Accounting For the Tax Effects of Share-Based Payment Awards". This historical pool represents the cumulative tax benefits of tax deductions for employee share-based payments in excess of compensation costs recognized under GAAP, either in the financial statements or in the pro forma disclosures. In the event that a shortfall of tax benefits occurs during a reporting period (i.e. tax deductions are less than the related cumulative compensation expense), the historical pool will be reduced by the amount of the shortfall. If the shortfall exceeds the amount of the historical pool, there will be a negative impact on the results of operations. In 2006, additional windfall tax benefits resulted from employee exercises of stock option awards.

        On January 1, 2006, the Company adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on the Company's results of operations or financial position.

        In third quarter 2004, the Company began to implement FSP No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003", that provides guidance on employers' accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") signed into law in December 2003. The MMA introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit. FSP No. 106-2 required the effects of the MMA to be reflected in measurements of the accumulated postretirement benefits obligation and net periodic postretirement benefit cost made on or after the date of enactment. As permitted by FSP No. 106-2, the Company initially elected to defer these remeasurements and to provide required disclosures pending regulations regarding the determination of eligibility for the Federal subsidy under the MMA. Following consideration of regulations and guidance issued by the Center for Medicare and Medicaid Services in fourth quarter 2005, management and its actuarial advisors concluded that the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits. Consequently, the estimated subsidy has been reflected in measurements of the accumulated postretirement benefits obligations for these plans as of January 1, 2005, and the resulting aggregate reduction of $51.9 million was accounted for prospectively as an actuarial experience gain in accordance with FSP No. 106-2. The impact of the MMA, including the effect of the subsidy, resulted in a decrease in the annual net periodic postretirement benefits costs for 2005 of approximately $7.4 million.

        At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FASB Interpretation ("FIN") 46(R), "Consolidation of Variable Interest Entities, Revised".

        At December 31, 2006 and 2005, the Insurance Group's General Account held $5.8 million of investment assets issued by VIEs and determined to be significant variable interests under FIN 46(R). At December 31, 2006 and 2005, as reported in the consolidated balance sheet, these investments included $4.7 million of fixed maturities (collateralized debt and loan obligations) and $1.1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2006 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

        Management of AllianceBernstein has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that AllianceBernstein is required to consolidate under FIN 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia (collectively, the "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

        AllianceBernstein derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

        AllianceBernstein has significant variable interests in certain other VIEs with approximately $226.4 million in client assets under management. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments in and prospective investment management fees earned in these entities.

        Effective January 1, 2004, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." SOP 03-1 required a change in the Company's accounting policies relating to
        (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

        The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities.

        Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

        Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

        In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

        The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

        New Accounting Pronouncements
        -----------------------------

        On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, with earlier application encouraged. Management is currently assessing the potential impacts of adoption of SFAS No. 157.

        On July 13, 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes," to clarify the criteria used to recognize and measure the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained assuming examination by the taxing authority, based on the technical merits of the position. Tax positions meeting the recognition criteria are required to be measured at the largest amount of tax benefit that is more than 50 percent likely of being realized upon ultimate settlement and, accordingly, requires consideration of the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. FIN 48 is effective for fiscal years beginning after December 15, 2006, thereby requiring application of its provisions, including the threshold criteria for recognition, to all tax positions of AXA Financial Group at January 1, 2007. The cumulative effect of applying FIN 48, if any, is to be reported as an adjustment to the opening balance of retained earnings. In addition, annual disclosures with respect to income taxes have been expanded by FIN 48 and require inclusion of a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. Management is currently assessing the potential impacts of adoption of FIN 48.

        On September 19, 2005, the AICPA released SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC")/VOBA and other related balances must be written off. The SOP is effective for transactions occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Restatement of previously issued annual financial statements is not permitted, and disclosure of the pro forma effects of retroactive application or the pro forma effect on the year of adoption is not required. The adoption of SOP 05-1 is not expected to have a material impact on the Company's results of operations or financial position.

        Closed Block
        ------------

        As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

        Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

        The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

        If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

        Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

        Investments
        -----------

        The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trusts ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

        Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

        Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

        Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

        Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

        Valuation allowances are netted against the asset categories to which they apply.

        Policy loans are stated at unpaid principal balances.

        Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

        Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

        Trading securities, which include equity securities and fixed maturities, are carried at estimated fair value.

        Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

        Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

        All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

        Derivatives
        -----------

        The Company primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce its exposure to interest rate fluctuations on its long-term debt obligations. Various derivative instruments are used to achieve these objectives, including interest rate floors, futures and interest rate swaps. None of the derivatives were designated as qualifying hedges under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities".

        The Insurance Group issues certain variable annuity products with Guaranteed Minimum Death Benefit ("GMBD") and Guaranteed Minimum Income Benefit ("GMIB") features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. For both GMDB and GMIB, the Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. The Company regularly enters into futures contracts to hedge such risks. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. In addition, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company. Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133, and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates. See Note 8 of Notes to Consolidated Financial Statements.

        Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors.

        The Company is exposed to equity market fluctuations through investments in Separate Accounts. The Company enters into exchange traded equity futures contracts to minimize such risk.

        The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the National Association of Insurance Commissioners ("NAIC").

        All derivatives outstanding at December 31, 2006 and 2005 are recognized on the balance sheet at their fair values and all outstanding equity-based and treasury futures contracts were exchange-traded and are net settled daily. All gains and losses on derivative financial instruments are reported in earnings.

        Net Investment Income, Investment Gains (Losses), Net and Unrealized
        --------------------------------------------------------------------
        Investment Gains (Losses)
        -------------------------

        Net investment income and realized investment gains (losses), net (together, "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

        Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

        Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

        Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to certain pension operations principally consisting of group non-participating wind-up annuity products ("Wind-up Annuities"), Closed Block policyholders dividend obligation and DAC related to universal life and investment-type products and participating traditional life contracts.

        Fair Value of Other Financial Instruments
        -----------------------------------------

        The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

        Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2006 and 2005.

        Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

        Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

        The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

        The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

        Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

        Recognition of Insurance Income and Related Expenses
        ----------------------------------------------------

        Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

        Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

        For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

        Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

        DAC
        ---

        Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

        For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets expected future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.8% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.8% net of product weighted average Separate Account fees) and 0% (-2.2% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2006, current projections of future average gross market returns assume a 0.5% return for 2007, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9% after 7 quarters.

        In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

        Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

        For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2006, the average rate of assumed investment yields, excluding policy loans, was 6.0% grading to 6.5% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholder's equity as of the balance sheet date.

        For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

        Contractholder Bonus Interest Credits
        -------------------------------------

        Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

        Policyholders' Account Balances and Future Policy Benefits
        ----------------------------------------------------------

        Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

        AXA Equitable issues certain variable annuity products with a GMDB feature, guaranteed minimum accumulation benefits ("GMAB") and guaranteed minimum withdrawal benefits for life ("WBL"). AXA Equitable also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

        For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

        For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

        For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.7% for annuity liabilities.

        Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

        Policyholders' Dividends
        ------------------------

        The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

        At December 31, 2006, participating policies, including those in the Closed Block, represent approximately 4.4% ($9.1 billion) of directly written life insurance in-force, net of amounts ceded.

        Separate Accounts
        -----------------

        Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the General Account in connection with the adoption of SOP 03-1 as of January 1, 2004.

        The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2006, 2005 and 2004, investment results of such Separate Accounts were gains of $5,689.1 million, $3,409.5 million and $2,191.4 million, respectively.

        Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

        Recognition of Investment Management Revenues and Related Expenses
        ------------------------------------------------------------------

        Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by SCB LLC, for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts provide for a performance-based fee, in addition to or in lieu of a base fee, that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as revenue at the end of each measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and SCBL, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

        Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which the deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received.

        AllianceBernstein's management tests the deferred sales commission asset for recoverability quarterly. AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received.

        Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

        Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the one-year, three-year and five-year periods ended December 31, 2006. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

        Goodwill and Other Intangible Assets
        ------------------------------------

        Goodwill represents the excess of the purchase price over the fair value of identifiable assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. Goodwill is tested annually for impairment.

        Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein units include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

        Other Accounting Policies
        -------------------------

        Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

        AXA Financial and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

        Discontinued operations include real estate held-for-sale.

        Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

        Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

        Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2006 were not significant.

3)      INVESTMENTS

        Fixed Maturities and Equity Securities
        --------------------------------------

        The following tables provide additional information relating to fixed maturities and equity securities:

                                                                   GROSS            GROSS
                                              AMORTIZED          UNREALIZED       UNREALIZED       ESTIMATED
                                                 COST              GAINS            LOSSES        FAIR VALUE
                                            ---------------   --------------   ---------------  --------------
                                                                       (IN MILLIONS)
       DECEMBER 31, 2006
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,023.3      $     690.4     $      264.5     $   23,449.2
           Mortgage-backed...............         1,931.1              2.7             38.3          1,895.5
           U.S. Treasury, government
             and agency securities.......         1,284.3             29.9             10.4          1,303.8
           States and political
             subdivisions................           170.2             17.3               .9            186.6
           Foreign governments...........           219.2             38.1               .3            257.0
           Redeemable preferred stock....         1,879.8             78.8             19.6          1,939.0
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    28,507.9     $      857.2     $      334.0     $   29,031.1
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        95.7     $        2.2     $         .9     $       97.0
         Trading securities..............           408.0             35.4              9.9            433.5
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       503.7     $       37.6     $       10.8     $      530.5
                                            ===============   ==============   ===============  ==============

       December 31, 2005
       -----------------
       Fixed Maturities:
         Available for Sale:
           Corporate.....................   $    23,222.8     $      977.4     $      190.7     $   24,009.5
           Mortgage-backed...............         2,386.3              8.3             39.3          2,355.3
           U.S. Treasury, government
             and agency securities.......         1,448.7             37.5              7.6          1,478.6
           States and political
             subdivisions................           193.4             19.1               .3            212.2
           Foreign governments...........           238.2             40.9               .1            279.0
           Redeemable preferred stock....         1,605.5            104.9             10.2          1,700.2
                                            ---------------   --------------   ---------------  --------------
             Total Available for Sale....   $    29,094.9     $    1,188.1     $      248.2     $   30,034.8
                                            ===============   ==============   ===============  ==============

       Equity Securities:
         Available for sale..............   $        45.7     $        2.1     $         .4     $       47.4
         Trading securities..............           262.5             24.5              3.2            283.8
                                            ---------------   --------------   ---------------  --------------
       Total Equity Securities...........   $       308.2     $       26.6     $        3.6     $      331.2
                                            ===============   ==============   ===============  ==============

        At December 31, 2006 and 2005 respectively, the Company had trading fixed maturities with a amortized cost of $30.5 million and $30.5 million and carrying value of $31.6 million and $30.5 million. Gross unrealized gains on trading fixed maturities were $.5 million and zero for 2006 and 2005 respectively.

        For publicly traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2006 and 2005, securities without a readily ascertainable market value having an amortized cost of $4,417.0 million and $4,307.8 million, respectively, had estimated fair values of $4,518.5 million and $4,492.4 million, respectively.

        The contractual maturity of bonds at December 31, 2006 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                               -------------------------------------
                                                                                  AMORTIZED           ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Due in one year or less..............................................    $      988.0       $       994.9
       Due in years two through five........................................         5,654.5             5,838.3
       Due in years six through ten.........................................        10,604.3            10,653.5
       Due after ten years..................................................         7,450.2             7,709.9
                                                                               -----------------   -----------------
           Subtotal.........................................................        24,697.0            25,196.6
       Mortgage-backed securities...........................................         1,931.1             1,895.5
                                                                               -----------------   -----------------
       Total................................................................    $   26,628.1       $    27,092.1
                                                                               =================   =================

        Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

        The following table discloses fixed maturities (1,769 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2006:

                                  LESS THAN 12 MONTHS            12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                          GROSS                          GROSS
                                ESTIMATED       UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------   --------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)
   Fixed Maturities:
     Corporate.............  $   3,081.0      $     36.9      $   5,999.7    $    227.6      $   9,080.7    $    264.5
     Mortgage-backed.......        189.2             1.3          1,529.0          37.0          1,718.2          38.3
     U.S. Treasury,
       government and
       agency securities...         98.7              .2            447.0          10.2            545.7          10.4
     States and political
       subdivisions........          -                 -             25.9            .9             25.9            .9
     Foreign governments...          6.6              .1              9.5            .2             16.0            .3
     Redeemable
       preferred stock.....        174.0             2.4            495.9          17.2            669.9          19.6
                             --------------   --------------  -------------  -------------   -------------  -------------

   Total Temporarily
     Impaired Securities ..  $   3,549.5      $     40.9      $   8,507.0    $    293.1      $  12,056.4    $    334.0
                             ==============   ==============  =============  =============   =============  =============

        The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or NAIC designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2006, approximately $656.0 million or 2.3% of the $28,507.9 million aggregate amortized cost of fixed maturities held by the Company was considered to be other than investment grade.

        At December 31, 2006, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $3.1 million.

        Mortgage Loans
        --------------

        The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $65.0 and $65.3 million at December 31, 2006 and 2005, respectively. Gross interest income on these loans included in net investment income aggregated $4.1 million, $5.0 million and $6.9 million in 2006, 2005 and 2004, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $4.8 million, $6.0 million and $8.5 million in 2006, 2005 and 2004, respectively.

        Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2006                  2005
                                                                            ------------------   -------------------
                                                                                         (IN MILLIONS)
        Impaired mortgage loans with investment valuation allowances.......   $      76.8          $      78.3
        Impaired mortgage loans without investment valuation allowances....            .1                  4.5
                                                                            ------------------   -------------------
        Recorded investment in impaired mortgage loans.....................          76.9                 82.8
        Investment valuation allowances....................................         (11.3)               (11.8)
                                                                            ------------------   -------------------
        Net Impaired Mortgage Loans........................................   $      65.6          $      71.0
                                                                            ==================   ===================

        During 2006, 2005 and 2004, respectively, the Company's average recorded investment in impaired mortgage loans was $78.8 million, $91.2 million and $148.3 million. Interest income recognized on these impaired mortgage loans totaled $4.5 million, $8.9 million and $11.0 million for 2006, 2005 and 2004, respectively.

        Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006 and 2005, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $65.5 million and $71.1 million.

        Equity Real Estate
        ------------------

        The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2006 and 2005, the Company owned $204.8 million and $217.8 million, respectively, of real estate acquired in satisfaction of debt. During 2006, 2005 and 2004, no real estate was acquired in satisfaction of debt.

        Accumulated depreciation on real estate was $232.1 million and $214.1 million at December 31, 2006 and 2005, respectively. Depreciation expense on real estate totaled $21.6 million, $22.6 million and $20.8 million for 2006, 2005 and 2004, respectively.

        Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                               (IN MILLIONS)
        Balances, beginning of year........................   $     11.8       $      11.3      $     20.5
        Additions charged to income........................         10.1               3.6             3.9
        Deductions for writedowns and
          asset dispositions...............................          (.9)             (3.1)          (13.1)
                                                            ---------------  ---------------   --------------
        Balances, End of Year..............................   $     21.0       $      11.8      $     11.3
                                                            ===============  ===============   ==============

        Balances, end of year comprise:
          Mortgage loans on real estate....................   $     11.3       $      11.8       $     11.3
          Equity real estate...............................          9.7               -                -
                                                            ---------------  ---------------   --------------
        Total..............................................   $     21.0       $      11.8       $     11.3
                                                            ===============  ===============   ==============

        Equity Method Investments
        -------------------------

        Included in other equity investments, are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,272.2 million and $1,028.6 million, respectively, at December 31, 2006 and 2005. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $70.9 million and $119.6 million, respectively, at December 31, 2006 and 2005. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $169.6 million, $157.2 million and $66.2 million, respectively, for 2006, 2005 and 2004.

        Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 8 individual ventures at December 31, 2006 and 2005, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Investments in real estate, at depreciated cost........................  $     421.7         $     527.4
       Investments in securities, generally at estimated fair value...........         94.6               118.4
       Cash and cash equivalents..............................................          9.7                27.5
       Other assets...........................................................         22.3                18.6
                                                                               -----------------   -----------------
       Total Assets...........................................................  $     548.3         $     691.9
                                                                               =================   =================

       Borrowed funds - third party...........................................  $     278.1         $     282.7
       Other liabilities......................................................          6.8                12.4
                                                                               -----------------   -----------------
       Total liabilities......................................................        284.9               295.1
                                                                               -----------------   -----------------

       Partners' capital......................................................        263.4               396.8
                                                                               -----------------   -----------------
       Total Liabilities and Partners' Capital................................  $     548.3         $     691.9
                                                                               =================   =================

       The Company's Carrying Value in These Entities Included Above..........  $      78.7         $     135.6
                                                                               =================   =================


                                                                  2006             2005              2004
                                                            ---------------  ---------------   --------------
                                                                              (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............   $       88.5     $    98.2           $  95.2
        Net revenues of other limited
          partnership interests............................           (1.3)          6.3              19.8
        Interest expense - third party.....................          (18.5)        (18.2)            (16.9)
        Other expenses.....................................          (53.7)        (62.2)            (64.0)
                                                            ---------------  ---------------   --------------
        Net Earnings.......................................   $       15.0     $    24.1           $  34.1
                                                            ===============  ===============   ==============

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................   $       14.4     $    11.6           $  11.0
                                                            ===============  ===============   ==============

        Derivatives
        -----------

        At December 31, 2006, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and European, Australasia, Far East ("EAFE") indices, having initial margin requirements of $140.7 million. Contracts are net settled daily. At December 31, 2006, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having initial margin requirements of $4.2 million.

        The outstanding notional amounts of derivative financial instruments purchased and sold at December 31, 2006 and 2005 were:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Notional Amount by Derivative Type:
          Options:
              Floors.........................................................   $     32,000        $    24,000
              Exchange traded U.S. Treasuries and equity index futures.......          3,536              2,208
                                                                               -----------------   -----------------
          Total..............................................................   $     35,536        $    26,208
                                                                               =================   =================

        At December 31, 2006 and 2005 and during the years then ended, there were no financial instruments that contained implicit or explicit terms that met the definitions of an embedded derivative component that needed to be separated from the host contract and accounted for as a derivative under the provisions of SFAS No. 133.

4)      GOODWILL AND OTHER INTANGIBLE ASSETS

        The carrying value of goodwill related to the AllianceBernstein totaled $3.4 billion at December 31, 2006 and 2005.

        The gross carrying amount of AllianceBernstein related intangible assets were $563.7 million and $564.1 million at December 31, 2006 and 2005, respectively and the accumulated amortization of these intangible assets were $232.1 million and $208.5 million at December 31, 2006 and 2005, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $23.6 million, $23.5 million and $22.9 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, net deferred sales commissions totaled $194.9 million and $196.6 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions based on the December 31, 2006 net balance for each of the next five years is $77.8 million, $54.1 million, $39.3 million, $18.3 million and $4.9 million.

5)      FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value for financial instruments not otherwise disclosed in Notes 3, 6, 10 and 16 of Notes to Consolidated Financial Statements are presented below:

                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                             2006                                2005
                                                --------------------------------   ---------------------------------
                                                   CARRYING        ESTIMATED          Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value          Fair Value
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)
        Consolidated:
        ------------
        Mortgage loans on real estate..........   $   3,240.7      $   3,285.7       $   3,233.9       $   3,329.0
        Other limited partnership interests....       1,262.6          1,262.6           1,015.2           1,015.2
        Policy loans...........................       3,898.1          4,252.9           3,824.2           4,245.6
        Policyholders liabilities:
          Investment contracts.................      17,092.5         17,106.0          18,021.0          18,289.1
        Long-term debt.........................         199.8            229.7             207.4             240.2

        Closed Block:
        ------------
        Mortgage loans on real estate..........   $     809.4      $     827.8       $     930.3       $     957.7
        Other equity investments...............           2.2              2.2               3.3               3.3
        Policy loans...........................       1,233.1          1,372.8           1,284.4           1,454.1
        SCNILC liability.......................          10.4             10.3              11.4              11.6

        Wind-up Annuities:
        -----------------
        Mortgage loans on real estate..........   $       2.9      $       3.0       $       6.7       $       7.1
        Other equity investments...............           2.3              2.3               3.1               3.1
        Guaranteed interest contracts..........           5.8              6.0               6.5               6.4
        Long-term debt.........................         101.7            101.7             101.7             101.7

6)      CLOSED BLOCK

        Summarized financial information for the Closed Block follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2006                 2005
                                                                              ----------------     -----------------
                                                                                         (IN MILLIONS)
        CLOSED BLOCK LIABILITIES:
        Future policy benefits, policyholders' account balances and other....   $    8,759.5       $     8,866.1
        Policyholder dividend obligation.....................................            3.2                73.7
        Other liabilities....................................................           29.1                28.6
                                                                              ----------------    -----------------
        Total Closed Block liabilities.......................................        8,791.8             8,968.4
                                                                              ----------------    -----------------
        ASSETS DESIGNATED TO THE CLOSED BLOCK:
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $5,967.6 and $5,761.5)..........................        6,019.4             5,908.7
        Mortgage loans on real estate........................................          809.4               930.3
        Policy loans.........................................................        1,233.1             1,284.4
        Cash and other invested assets.......................................            6.8                56.2
        Other assets.........................................................          286.2               304.4
                                                                              ----------------    -----------------
        Total assets designated to the Closed Block..........................        8,354.9             8,484.0
                                                                              ----------------    -----------------
        Excess of Closed Block liabilities over assets designated to
           the Closed Block..................................................          436.9               484.4

        Amounts included in accumulated other comprehensive income:
           Net unrealized investment gains, net of deferred income tax expense of $17.0 and $25.7 and policyholder dividend
             obligations of $3.2 and $73.7...................................           31.6                47.8
                                                                              ----------------    -----------------
        Maximum Future Earnings To Be Recognized From Closed Block
           Assets and Liabilities............................................   $      468.5       $       532.2
                                                                              ================    =================


        Closed Block revenues and expenses as follow:

                                                                  2006         2005           2004
                                                             ------------  ------------   -----------
                                                                          (IN MILLIONS)

      REVENUES:
      Premiums and other income............................   $   428.1     $  449.3       $  471.0
      Investment income (net of investment
         expenses of $0.1, $0, and $0.3)...................       520.2        525.9          554.8
      Investment gains, net................................         1.7          1.2           18.6
                                                             ------------  ------------   -----------
      Total revenues.......................................       950.0        976.4        1,044.4
                                                             ------------  ------------   -----------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................       852.2        842.5          883.8
      Other operating costs and expenses...................         3.0          3.4            3.5
                                                             ------------  ------------   -----------
      Total benefits and other deductions..................       855.2        845.9          887.3
                                                             ------------  ------------   -----------

      Net revenues before income taxes.....................        94.8        130.5          157.1
      Income tax expense...................................       (31.1)       (45.6)         (56.4)
                                                             ------------  ------------   -----------
      Net Revenues.........................................   $    63.7     $   84.9       $  100.7
                                                             ============  ============   ===========


        Reconciliation of the policyholder dividend obligation follows:

                                                                                         DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------   ------------
                                                                                         (IN MILLIONS)
       Balance at beginning of year........................................     $      73.7       $ 264.3
       Unrealized investment losses........................................           (70.5)       (190.6)
                                                                               ---------------   -----------
       Balance at End of Year .............................................     $       3.2       $  73.7
                                                                               ===============   ===========

        Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                          DECEMBER 31,
                                                                               -----------------------------
                                                                                     2006          2005
                                                                               --------------   ------------
                                                                                         (IN MILLIONS)
       Impaired mortgage loans with investment valuation allowances........     $      17.8       $ 59.1
       Impaired mortgage loans without investment valuation allowances.....              .1          4.0
                                                                               ---------------   -----------
       Recorded investment in impaired mortgage loans......................            17.9         63.1
       Investment valuation allowances.....................................            (7.3)        (7.1)
                                                                               ---------------   -----------
       Net Impaired Mortgage Loans.........................................     $      10.6       $ 56.0
                                                                               ===============   ===========

        During 2006, 2005 and 2004, the Closed Block's average recorded investment in impaired mortgage loans was $59.9 million, $61.0 million and $62.6 million, respectively. Interest income recognized on these impaired mortgage loans totaled $3.3 million, $4.1 million and $4.7 million for 2006, 2005 and 2004, respectively.

        Valuation allowances amounted to $7.3 million and $7.1 million on mortgage loans on real estate at December 31, 2006 and 2005, respectively. Writedowns of fixed maturities amounted to $1.4 million, $7.7 million and $10.8 million for 2006, 2005 and 2004, respectively.

7)      CONTRACTHOLDER BONUS INTEREST CREDITS

        Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                                                           DECEMBER 31,
                                                                               ------------------------------
                                                                                     2006             2005
                                                                               ---------------    -----------
                                                                                         (IN MILLIONS)
       Balance, beginning of year..........................................     $     555.0         $ 461.0
       Contractholder bonus interest credits deferred .....................           155.4           142.4
       Amortization charged to income .....................................           (59.7)          (48.4)
                                                                               ---------------   ------------
       Balance, End of Year ...............................................     $     650.7         $ 555.0
                                                                               ===============   ============

8)      GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

        A) Variable Annuity Contracts - GMDB and GMIB
           ------------------------------------------

        The Company has certain variable annuity contracts with GMDB and GMIB features in-force that guarantee one of the following:

        o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

        o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

        o  Roll-Up:  the benefit is the greater of current  account value or
           premiums  paid   (adjusted  for   withdrawals)   accumulated   at
           contractually specified interest rates up to specified ages; or

        o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

        The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities:


                                                                  GMDB          GMIB            TOTAL
                                                             --------------  -----------    ------------
                                                                               (IN MILLIONS)

       Balance at January 1, 2004.........................   $      69.3      $  85.6        $ 154.9
         Paid guarantee benefits..........................         (46.8)        -             (46.8)
         Other changes in reserve.........................          45.1         32.0           77.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2004.......................          67.6        117.6          185.2
         Paid guarantee benefits..........................         (39.6)        (2.2)         (41.8)
         Other changes in reserve.........................          87.2         58.2          145.4
                                                            ---------------  ------------   ------------
       Balance at December 31, 2005.......................         115.2        173.6          288.8
         Paid guarantee benefits..........................         (31.6)        (3.3)         (34.9)
         Other changes in reserve.........................          80.1         58.0          138.1
                                                            ---------------  ------------   ------------
       Balance at December 31, 2006.......................   $     163.7      $  228.3       $ 392.0
                                                            ===============  ============   ============

        Related GMDB reinsurance ceded amounts were:

                                                                   GMDB
                                                             -----------------

        Balance at January 1, 2004.........................   $      17.2
          Paid guarantee benefits..........................         (12.9)
          Other changes in reserve.........................           6.0
                                                             -----------------
        Balance at December 31, 2004.......................          10.3
          Paid guarantee benefits..........................         (12.1)
          Other changes in reserve.........................          24.5
                                                             -----------------
        Balance at December 31, 2005.......................          22.7
          Paid guarantee benefits..........................          (9.1)
          Other changes in reserve.........................          10.0
                                                             -----------------
        Balance at December 31, 2006.......................   $      23.6
                                                             =================

        The December 31, 2006 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship exclusive:

        between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually

                                                  RETURN
                                                    OF
                                                  PREMIUM         RATCHET         ROLL-UP          COMBO           TOTAL
                                               -------------- ----------------  -------------   -------------  ---------------
                                                                        (DOLLARS IN MILLIONS)
      GMDB:
      -----
        Account values invested in:
           General Account..................   $   11,331      $      408       $     319      $      646       $    12,704
           Separate Accounts................   $   25,633      $    7,856       $   7,653      $   23,165       $    64,307
        Net amount at risk, gross...........   $      302      $      234       $   1,447      $       41       $     2,024
        Net amount at risk, net of
           amounts reinsured................   $      302      $      164       $     883      $       41       $     1,390
        Average attained age of
           contractholders..................         49.5            61.0            64.3            61.2              52.6
        Percentage of contractholders
          over age 70.......................          7.5%           22.6%           33.6%           21.2%             11.8%
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%           3%-6%

      GMIB:
      -----
        Account values invested in:
           General Account..................         N/A              N/A       $      87       $     882       $       969
           Separate Accounts................         N/A              N/A       $   5,248       $  31,736       $    36,984
        Net amount at risk, gross...........         N/A              N/A       $     277       $      -        $       277
        Net amount at risk, net of
           amounts reinsured................         N/A              N/A       $      71       $      -        $        71
        Weighted average years remaining
           until earliest annuitization.....         N/A              N/A             2.4             8.4               7.4
        Range of contractually specified
           interest rates...................         N/A              N/A            3%-6%            3%-6%

        B) Separate Account Investments by Investment Category Underlying GMDB
           -------------------------------------------------------------------
           and GMIB Features
           -----------------

        The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                   DECEMBER 31,   December 31,
                                                                                       2006           2005
                                                                                  -------------   -------------
                                                                                          (IN MILLIONS)
       GMDB:
          Equity.............................................................      $    42,885     $  35,857
          Fixed income.......................................................            4,438         4,353
          Balanced...........................................................           14,863         9,121
          Other..............................................................            2,121         1,813
                                                                                  --------------  -------------
          Total..............................................................      $    64,307     $  51,144
                                                                                  ==============  =============
       GMIB:
          Equity.............................................................      $    22,828     $  17,540
          Fixed income.......................................................            2,727         2,608
          Balanced...........................................................           10,439         5,849
          Other..............................................................              990           680
                                                                                  --------------  -------------
          Total..............................................................      $    36,984     $  26,677
                                                                                  ==============  =============

        C) Hedging Programs for GMDB and GMIB Features
           -------------------------------------------

        In 2003, the Company initiated a program intended to provide an economic hedge against certain risks associated with the GMDB feature of the Accumulator(R) series of variable annuity products sold beginning April 2002. In 2004, the program was expanded to provide an economic hedge against certain risks associated with the GMIB feature of the Accumulator(R) series of variable annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2006, the total account value and net amount at risk of the hedged Accumulator(R) series of variable annuity contracts were $41,597 million and $52 million, respectively, with the GMDB feature and $24,409 million and zero million, respectively, with the GMIB feature.

        Although these programs are designed to provide economic protection against the impact adverse market conditions may have with respect to GMDB and GMIB guarantees, they do not qualify for hedge accounting treatment under SFAS No. 133. Therefore, SFAS No. 133 requires gains or losses on the futures contracts used in these programs, including current period changes in fair value, to be recognized in investment income in the period in which they occur, and may contribute to earnings volatility.

        D)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
            ------------------------------------------------------------------
            Guarantee
            ---------

        The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

        The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                DIRECT       REINSURANCE
                                                               LIABILITY         CEDED           NET
                                                             ------------   --------------   ------------
                                                                             (IN MILLIONS)
       Balance at January 1, 2004.........................    $   37.4        $   -            $  37.4
         Impact of adoption of SOP 03-1...................       (23.4)           (1.7)          (25.1)
         Other changes in reserve.........................         6.5            (4.4)            2.1
                                                             ------------   --------------   -------------
       Balance at December 31, 2004.......................        20.5            (6.1)           14.4
         Other changes in reserve.........................        14.3           (14.3)              -
                                                             ------------   --------------   -------------
       Balance at December 31, 2005.......................        34.8           (20.4)           14.4
         Other changes in reserve.........................        32.0           (27.5)            4.5
                                                             ------------   --------------   -------------
       Balance at December 31, 2006.......................    $   66.8        $  (47.9)        $  18.9
                                                             ============   ==============   =============

9)      REINSURANCE AGREEMENTS

        The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

        The Insurance Group reinsures most of its new variable life, universal life and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on single life policies of $25 million and on second-to-die policies of $30 million with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 40% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

        At December 31, 2006, the Company had reinsured in the aggregate approximately 31.3% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 74% of its current liability exposure resulting from the GMIB feature. See Note 8 of Notes to Consolidated Financial Statements.

        Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2006 and 2005 were $117.8 million and $132.6 million, respectively. The (decrease) increase in estimated fair value was $(14.8) million, $42.6 million and $61.0 million for 2006, 2005 and 2004, respectively.

        At December 31, 2006 and 2005, respectively, reinsurance recoverables related to insurance contracts amounted to $2.69 billion and $2.60 billion. Reinsurance payables related to insurance contracts totaling $54.2 million and $39.7 million are included in other liabilities in the consolidated balance sheets.

        The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $262.6 million and $288.4 million at December 31, 2006 and 2005, respectively.

        The Insurance Group also cedes a portion of its extended term insurance and paid up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

        In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2006 and 2005 were $644.4 million and $624.6 million, respectively.

        The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2006             2005         2004
                                                             --------------   -------------- ----------
                                                                               (IN MILLIONS)

       Direct premiums....................................   $     854.6      $  901.0       $ 828.9
       Reinsurance assumed................................         196.1         170.1         191.2
       Reinsurance ceded..................................        (232.9)       (189.4)       (140.5)
                                                            ---------------  ------------   -----------
       Premiums                                              $     817.8      $  881.7       $ 879.6
                                                            ===============  ============   ===========
       Universal Life and Investment-type Product
         Policy Fee Income Ceded..........................   $     152.8      $  169.3       $ 134.8
                                                            ===============  ============   ===========
       Policyholders' Benefits Ceded......................   $     379.2      $  300.2       $ 361.0
                                                            ===============  ============   ===========
       Interest Credited to Policyholders' Account
         Balances Ceded...................................   $      53.8      $   50.9        $ 50.2
                                                            ===============  ============   ===========

        Individual Disability Income and Major Medical
        ----------------------------------------------
        Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $92.9 million and $91.2 million at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, respectively, $1,032.4 million and $1,043.9 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                 2006          2005         2004
                                                            ------------  ------------  ------------
                                                                          (IN MILLIONS)
       Incurred benefits related to current year.........    $    35.8     $   35.6      $   35.0
       Incurred benefits related to prior years..........          9.9         50.3          12.8
                                                            ------------  ------------  ------------
       Total Incurred Benefits...........................    $    45.7     $   85.9      $   47.8
                                                            ============  ============  ============

       Benefits paid related to current year.............    $    14.0     $   14.8      $   12.9
       Benefits paid related to prior years..............         30.0         44.7          33.1
                                                            ------------  ------------  ------------
       Total Benefits Paid...............................    $    44.0     $   59.5      $   46.0
                                                            ============  ============  ============


10)     SHORT-TERM AND LONG-TERM DEBT

        Short-term and long-term debt consists of the following:

                                                                                       DECEMBER 31,
                                                                              -----------------------------
                                                                                   2006            2005
                                                                              -------------    ------------
                                                                                       (IN MILLIONS)
       Short-term debt:
       Current portion of long-term debt...................................   $      -         $    399.7
       Promissory note, 5.27% .............................................       248.3             248.3
       AllianceBernstein commercial paper .................................       334.9              -
                                                                              ------------     -----------
       Total short-term debt...............................................       583.2             648.0
                                                                              ------------     -----------
       Long-term debt:
       AXA Equitable:
         Surplus Notes, 7.70%, due 2015....................................       199.8             199.8
                                                                              ------------     -----------
             Total AXA Equitable...........................................       199.8             199.8
                                                                              ------------     -----------
       AllianceBernstein:
         Other.............................................................          -                7.6
                                                                              ------------     -----------
             Total AllianceBernstein.......................................          -                7.6
                                                                              ------------     -----------
       Total long-term debt................................................       199.8             207.4
                                                                              ------------     -----------
       Total Short-term and Long-term Debt.................................   $   783.0        $    855.4
                                                                              ============     ===========

        Short-term Debt
        ---------------

        On July 9, 2004, AXA and certain of its subsidiaries, including AXA Financial, entered into a (euro)3.5 billion global revolving credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial for general corporate purposes.

        AXA Equitable has a $350.0 million, one-year promissory note, of which $101.7 million is included within Wind-up Annuities. The promissory note, which matures in March 2007, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

        At December 31, 2006 and 2005, the Company had pledged real estate of $326.0 million and $320.8 million, respectively, as collateral for certain short-term debt.

        In August 2001, AllianceBernstein issued $400.0 million 5.625% notes pursuant to a shelf registration statement that originally permitted AllianceBernstein to issue up to $600.0 million in senior debt securities. AllianceBernstein currently has $200.0 million available under the shelf registration statement for future issuances. The proceeds from the AllianceBernstein notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes. The AllianceBernstein notes matured in August 2006. AllianceBernstein used cash flow from operations as well as proceeds from the issuance of commercial paper to retire the notes at maturity.

        In February 2006, AllianceBernstein entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. The revolving credit facility is intended to provide back-up liquidity for AllianceBernstein's commercial paper program, which increased from $425.0 million to $800.0 million in May 2006. Under the revolving credit facility, the interest rate, at the option of AllianceBernstein, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal Funds rate. The revolving credit facility contains covenants that, among other things, require AllianceBernstein to meet certain financial ratios. AllianceBernstein was in compliance with the covenants as of December 31, 2006.

        As of December 31, 2006, AllianceBernstein maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to AllianceBernstein's commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support.

        In 2006, SCB LLC entered into four separate uncommitted credit facility agreements with various banks, each for $100.0 million. As of December 31, 2006, there were no amounts outstanding under these credit facilities. During the first quarter 2007, SCB LLC increased three of the agreements to $200.0 million each and entered into an additional agreement for $100.0 million with a new bank.

        Long-term Debt
        --------------

        At December 31, 2006, the Company was not in breach of any debt covenants.

11)     RELATED PARTY TRANSACTIONS

        The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $53.5 million, $57.2 million and $55.0 million, respectively, for 2006, 2005 and 2004.

        The Company paid $767.2 million, $695.0 million and $658.8 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2006, 2005 and 2004. The Company charged AXA Distribution's subsidiaries $352.9 million, $324.4 million and $293.1 million, respectively, for their applicable share of operating expenses for 2006, 2005 and 2004, pursuant to the Agreements for Services.

        In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a Japanese subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

        In 2005, AXA Financial issued a note to AXA Equitable in the amount of $325.0 million with an interest rate of 6.00% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

        In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect, wholly owned subsidiary of AXA Financial, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $91.9 million, $57.9 million and $28.6 million of premiums and $49.1 million, $26.3 million and $16.4 million of reinsurance reserves to AXA Bermuda in 2006, 2005 and 2004, respectively.

        Various AXA affiliates cede a portion of their life and health insurance business through reinsurance agreements to AXA Cessions, an AXA affiliated reinsurer. AXA Cessions, in turn, retrocedes a quota share portion of these risks to AXA Equitable on a one-year term basis. Premiums earned in 2006 under this arrangement totaled approximately $1.1 million.

        Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and AllianceBernstein to AXA under such agreements totaled approximately $28.8 million, $32.8 million and $30.2 million in 2006, 2005 and 2004, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $27.9 million, $30.4 million and $38.9 million in 2006, 2005 and 2004, respectively. Included in the payments by AXA and AXA affiliates to the Company are $12.6 million, $12.7 million and $12.7 million from AXA Tech, which represent the net amount of payments resulting from services and facilities provided by the Company to AXA Tech of $111.0 million, $110.9 million and $106.4 million less the payments for services provided from AXA Tech to the Company of $98.4 million, $98.2 million and $93.7 million for 2006, 2005 and 2004, respectively.

        Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                                                   2006               2005               2004
                                                             -----------------   ----------------  ------------------
                                                                                  (IN MILLIONS)

        Investment advisory and services fees..............   $       840.5       $       728.5     $        744.7
        Distribution revenues..............................           421.0               397.8              447.3
        Other revenues - shareholder servicing fees........            97.2                99.3              116.0
        Other revenues - other.............................             6.9                 8.0                8.8
        Institutional research services....................             1.4                 3.5                5.3


12)     EMPLOYEE BENEFIT PLANS

        The Company (other than AllianceBernstein) sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. These pension plans are non-contributory and their benefits are based on a cash balance formula and/or, for certain participants, years of service and final average earnings over a specified period in the plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

        Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions of $4.3 million in 2006. No significant cash contributions to the Company's qualified plans are expected to be required to satisfy their minimum funding requirements for 2007.

        Components of net periodic pension expense for the Company's qualified and non-qualified plans were as follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)
       Service cost.......................................   $        37.6      $        36.0       $       34.6
       Interest cost on projected benefit obligations.....           122.1              123.7              121.9
       Expected return on assets..........................          (184.8)            (173.7)            (170.9)
       Net amortization and deferrals.....................            81.0               78.8               64.7
                                                            -----------------  -----------------   -----------------
       Net Periodic Pension Expense.......................   $        55.9      $        64.8       $       50.3
                                                            =================  =================   =================

        The plans' projected benefit obligations under the Company's qualified and non-qualified plans were comprised of:

                                                                                           DECEMBER 31,
                                                                               -------------------------------------
                                                                                     2006                2005
                                                                               -----------------   -----------------
                                                                                          (IN MILLIONS)
       Benefit obligations, beginning of year.................................  $     2,365.5       $    2,212.0
       Service cost...........................................................           30.6               30.0
       Interest cost..........................................................          122.1              123.7
       Actuarial (gains) losses ..............................................          (64.7)             128.7
       Benefits paid..........................................................         (159.2)            (128.9)
                                                                               -----------------   -----------------
       Benefit Obligations, End of Year.......................................  $     2,294.3       $    2,365.5
                                                                               =================   =================

        At December 31, 2006, the Company adopted SFAS No. 158, requiring recognition, in the consolidated balance sheet, of the funded status of its defined benefit pension plans, measured as the difference between plan assets at fair value and the projected benefit obligations. The following table discloses the change in plan assets and the reconciliation of the funded status of the Company's qualified plans to amounts included in the accompanying consolidated balance sheets:

                                                                                             DECEMBER 31,
                                                                                  -----------------------------------
                                                                                       2006               2005
                                                                                  ----------------  -----------------
                                                                                            (IN MILLIONS)
       Plan assets at fair value, beginning of year.............................. $    2,278.5       $     2,126.7
       Actual return on plan assets..............................................        282.0               208.9
       Contributions.............................................................          4.3                78.5
       Benefits paid and fees....................................................       (168.8)             (135.6)
                                                                                  ----------------  -----------------
       Plan assets at fair value, end of year....................................      2,396.0             2,278.5
       Projected benefit obligations.............................................      2,294.3             2,365.5
                                                                                  ----------------  -----------------
       Overfunding (underfunding) of plan assets over
         projected benefit obligations...........................................        101.7               (87.0)
       Unrecognized prior service cost...........................................          -                 (24.4)
       Unrecognized net loss from past experience different
         from that assumed.......................................................          -                 957.3
       Unrecognized net asset at transition......................................          -                  (1.0)
                                                                                  ----------------  -----------------
       Prepaid Pension Cost, Net................................................. $      101.7       $       844.9
                                                                                  ================  =================

        Prepaid and accrued pension costs were $133.1 million and $31.4 million, respectively, at December 31, 2006 and $868.3 million and $23.4 million, respectively, at December 31, 2005. The aggregate projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $84.7 million and $53.3 million, respectively, at December 31, 2006, and $2,365.5 million and $2,278.5 million, respectively, at December 31, 2005. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $68.4 million and $53.3 million, respectively, at December 31, 2006, and $66.9 million and $47.4 million, respectively, at December 31, 2005. The accumulated benefit obligations for all defined benefit pension plans were $2,226.8 million and $2,290.0 million at December 31, 2006 and 2005, respectively.

        The following table illustrates the incremental line-by-line effect of applying SFAS No. 158 for the pension plans in the December 31, 2006 consolidated balance sheet:

                                                                 Before                                 After
                                                              Application                            Application
                                                                of SFAS                                of SFAS
                                                                 No.158           Adjustments           No.158
                                                            -----------------  -----------------   -----------------
                                                                                 (In Millions)

       Other assets ......................................   $       3,753.0    $      (684.2)      $    3,068.8
       Total assets.......................................         149,970.3           (684.2)         149,286.1
       Income taxes payable...............................           3,216.9           (242.7)           2,974.2
       Other liabilities..................................           1,803.8             12.0            1,815.8
       Minority interest in equity of consolidated
           subsidiaries...................................           2,293.9             (4.0)           2,289.9
       Total liabilities..................................         140,038.4           (234.7)         139,803.7
       Accumulated other comprehensive income.............             282.2           (449.5)            (167.3)
       Total shareholder' equity..........................           9,931.9           (449.5)           9,482.4

        The following table discloses the amounts included in accumulated other comprehensive income at December 31, 2006 that have not yet been recognized as components of net periodic pension cost:

                                                                                                  DECEMBER 31,
                                                                                                      2006
                                                                                              --------------------
                                                                                                  (IN MILLIONS)
       Unrecognized net actuarial loss ....................................................    $       710.7
       Unrecognized prior service cost (credit)............................................            (18.8)
       Unrecognized net transition obligation (asset)......................................              (.8)
                                                                                              --------------------
            Total .........................................................................    $       691.1
                                                                                              ====================

        The estimated net loss, prior service cost, and net transition asset to be reclassified from accumulated other comprehensive income and recognized as components of net periodic pension cost over the next year are $59.7 million, $(5.6) million, and zero, respectively. The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets for the qualified plans of the Company at December 31, 2006 and 2005.

                                                                               DECEMBER 31,
                                                         ----------------------------------------------------------
                                                                   2006                           2005
                                                         ----------------------------------------------------------
                                                                               (IN MILLIONS)
                                                                ESTIMATED                    Estimated
                                                                FAIR VALUE         %         Fair Value      %
                                                         ---------------------   -----    ---------------  ------
       Corporate and government debt securities........    $          429.8       18.0    $     452.3        19.9
       Equity securities...............................             1,720.7       71.8        1,526.5        67.0
       Equity real estate .............................               245.5       10.2          221.8         9.7
       Short-term investments..........................                 -          -            77.9         3.4
       Other...........................................                 -          -             -            -
                                                         ---------------------   -----    ---------------   -----
       Total Plan Assets...............................    $        2,396.0      100.0    $   2,278.5       100.0
                                                         =====================   =====    ===============   =====

        The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real estate investments offer diversity to the total portfolio and long-term inflation protection.

        A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

        The assumed discount rates for measurement of the benefit obligations at December 31, 2006 and 2005 each reflect the rates at which pension benefits then could be effectively settled. Specifically at December 31, 2006, projected nominal cash outflows to fund expected annual benefits payments under the Company's qualified and non-qualified pension and postretirement benefit plans were discounted using a published high-quality bond yield curve. The discount rate of 5.75% disclosed below as having been used to measure the benefits obligation at December 31, 2006 represents the level equivalent discount rate that produces the same present value measure of the benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2006 and 2005.

                                                                                     AXA FINANCIAL GROUP
                                                                               --------------------------------
                                                                                   2006               2005
                                                                                   ----               ----
       Discount rate:
         Benefit obligation...............................................        5.75%              5.25%
         Periodic cost....................................................        5.25%              5.75%

       Rate of compensation increase:
         Benefit obligation and periodic cost.............................        6.00%              6.00%

       Expected long-term rate of return on plan assets (periodic cost)...        8.50%              8.50%

        As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

        Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $20.3 million, $21.7 million and $23.2 million for 2006, 2005 and 2004, respectively.

        The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2007, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2006 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                               ----------------
                                                (IN MILLIONS)

                   2007.....................   $    165.1
                   2008.....................        174.1
                   2009.....................        177.2
                   2010.....................        179.2
                   2011.....................        180.3
                   Years 2012 -2016.........        914.4

        AllianceBernstein maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under the AllianceBernstein Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, AllianceBernstein adopted SCB Deferred Compensation Award Plan ("SCB Plan") and agreed to invest $96.0 million per annum for three years to fund purchases of AllianceBernstein Holding L.P. ("AllianceBernstein Holding") units or an AllianceBernstein sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $243.8 million, $186.2 million and $146.7 million for 2006, 2005 and 2004, respectively.

13)     SHARE-BASED COMPENSATION

        AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and associates of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and associates of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

        For 2006, the Company recognized $24.8 million of compensation costs under SFAS No. 123(R) for employee stock options, including $16.9 million resulting from unvested awards at January 1, 2006. On March 31, 2006, 3.8 million nonstatutory stock options to purchase AXA ordinary shares were awarded under The AXA Stock Option Plans for AXA Financial Employees and Associates, of which approximately 2.6 million have a four year graded vesting schedule, with one-third vesting on each of the second, third and fourth anniversaries of the grant date and approximately 1.2 million have a 4-year cliff-vesting term. The cost of that award is attributed over the shorter of the employees' four year service-vesting term or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. All of the options granted on March 31, 2006 have a 10-year contractual term. Information about options outstanding and exercisable at December 31, 2006 also is presented. The number of AXA ADRs authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately
        124.5 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan). A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2006 follows:

                                                                Options Outstanding
                         ---------------------------------------------------------------------------------------------------
                                                                                                    AllianceBernstein
                               AXA Ordinary Shares                    AXA ADRs                        Holding Units
                         -------------------------------- --------------------------------- --------------------------------
                                             Weighted                          Weighted                          Weighted
                             Number          Average'          Number          Average'         Number           Average'
                          Outstanding        Exercise       Outstanding        Exercise      Outstanding         Exercise
                         (In Millions)        Price        (In Millions)        Price       (In Millions)         Price
                         --------------   ---------------  --------------   --------------  --------------    --------------
Options outstanding at
   January 1, 2006.....            3.5    (euro)   20.87           38.6      $     24.06           7.5         $    40.45
Options granted .......            4.0    (euro)   28.40             .7            23.26            - (2)      $    65.02
Options exercised......            -               -               (9.1)     $     22.08          (2.6)        $    38.40
Options forfeited......            (.1)   (euro)   -               (3.4)     $     33.57           (.1)        $    38.19
Options expired........            -               -                  -                             -
                         --------------                    --------------                   --------------
Options Outstanding at
   December 31, 2006...            7.4    (euro)   24.82           26.8      $     23.40           4.8         $    41.62
                         ==============   ===============  ==============   ==============  ==============    ==============
Aggregate Intrinsic                       (euro)    43.2                     $     463.1                       $   186.9
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
   (in years)..........            8.9                              4.4                           4.37
                         ==============                    ==============                   ==============
Options Exercisable at             -                               20.2      $     23.40           4.4         $    42.24
   December 31, 2006...  ==============                    ==============   ==============  ==============    ==============
Aggregate Intrinsic                               -                          $     342.4                       $    169.3
   Value (1)...........                   ===============                   ==============                    ==============
Weighted Average
   Remaining
   Contractual Term
    (in years).........            -                                3.39                           4.30
                         ==============                    ==============                   ==============

        (1) Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2006 of the respective underlying shares over the strike prices of the option awards.
        (2) AllianceBernstein grants totaled 9,712 units in 2006.

        Cash proceeds received from employee exercises of options to purchase AXA ADRs in 2006 were $201.3 million. The intrinsic value related to employee exercises of options to purchase AXA ADRs during 2006, 2005 and 2004 were $132.1 million, $68.3 million and $18.8 million, respectively, resulting in amounts currently deductible for tax purposes of $44.9 million, $22.9 million and $6.2 million, respectively, for the periods then ended. Under SFAS No. 123(R), $34.8 million windfall tax benefits resulted from employee stock option exercises during 2006.

        At December 31, 2005, AXA Financial held 9.3 million AXA ADRs in treasury at a weighted average cost of approximately $24.00 per ADR, of which approximately 9.0 million were designated to fund future exercises of outstanding employee stock options and the remainder of approximately .3 million units was available for general corporate purposes, including funding other stock-based compensation programs. These AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of employee stock options. Remaining outstanding and unexercised at December 31, 2006 are call options to purchase 8.9 million AXA ADRs at strike prices ranging from $30.41 to $32.37, each having a cap equal to approximately 150% of its strike price, at which time the option automatically would be exercised. These call options expire on November 23, 2009. During 2006, AXA Financial utilized approximately 5.6 million AXA ADRs from treasury to fund exercises of employee stock options. Employee options outstanding at December 31, 2006 to purchase AXA ordinary shares begin to become exercisable in March 2007 and their future exercises are expected to be funded by newly issued AXA ordinary shares.

        Prior to adoption of SFAS No. 123(R), the Company had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the consolidated statement of earnings in 2005 and 2004. The following table illustrates the effect on net income had compensation expense for employee stock option awards been measured and recognized by the Company under the fair-value-based method of SFAS No. 123, "Accounting for Stock-Based Compensation". These pro forma disclosures are not adjusted from amounts previously reported and, therefore, retain the original grant-date fair values of the underlying awards, continue to attribute cost over the awards' service-vesting periods and do not include estimates of pre-vesting forfeitures.

                                                                                  2005               2004
                                                                           ------------------- -----------------
                                                                                        (In Millions)
       Net earnings as reported..........................................   $     1,073.8      $       929.9
       Less:  Total stock-based employee compensation expense
          determined under fair value method, net of income tax benefit..           (23.2)             (21.4)
                                                                           -----------------   -----------------
       Pro Forma Net Earnings............................................   $     1,050.6      $       908.5
                                                                           =================   =================

        For the purpose of estimating the fair value of employee stock option awards granted on or after January 1, 2006, the Company continues to apply the Black-Scholes-Merton formula and the same methodologies for developing the input assumptions as previously had been used to prepare the pro forma disclosures required by SFAS No. 123. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2006, 2005 and 2004, respectively. For employee stock options with graded vesting terms and service conditions granted on or after January 1, 2006, the Company elected under SFAS No. 123(R) to retain its practice of valuing these as singular awards and to change to the graded-vesting method of attribution, whereby the cost is recognized separately over the requisite service period for each individual one-third of the options vesting on the second, third and fourth anniversaries of the grant date.

                                     AXA Ordinary                                 AllianceBernstein
                                        Shares              AXA ADRs                Holding Units
                                  ------------------- --------------------  -----------------------------
                                     2006     2005       2005      2004        2006      2005      2004
                                   -------- --------- ---------- ---------  --------- ---------- --------
       Dividend yield............   3.48%    3.15%      3.01%      2.24%         6%       6.2%      3.5%

       Expected volatility.......     28%      25%        25%        43%        31%        31%       32%

       Risk-free interest rate...   3.77%    3.09%      4.27%      2.86%       4.9%       3.7%      4.0%

       Expected life in years....    5.0      5.0        5.0        5.0        6.5        3.0       5.0

       Weighted average fair
         value per option at
         grant date..............  $7.45    $4.30      $4.85      $6.94     $12.35      $7.04     $8.00

        As of December 31, 2006, approximately $19.0 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 1.8 years.

        Under the Stock Incentive Plan, AXA Financial grants restricted AXA ADRs to employees of its subsidiaries, including AXA Equitable. Generally, all outstanding restricted AXA ADR grants have a 7-year vesting schedule with potential accelerated vesting based on performance. Under The Equity Plan for Directors ("the Equity Plan"), AXA Financial grants non-officer directors restricted AXA ADRs and unrestricted AXA ADRs annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent directors of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds. For 2006, 2005 and 2004 AXA Financial Group recognized compensation costs of $5.6 million, under SFAS No. 123(R) and $10.1 million and $9.5 million, respectively, under APB No. 25 for awards outstanding under these plans. Consistent with existing practice of the Company prior to adoption of SFAS No. 123(R), grant-date fair value continues to be measured by the closing price of the shares awarded and the result generally is attributed over the shorter of the performance period, the requisite service period, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award.

        At December 31, 2006, approximately 60,692 restricted AllianceBernstein Holding Units outstanding under the Century Club Plan remain unvested. At December 31, 2006, approximately $2.1 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 1.6 years. Restricted AXA ADRs vested in 2006, 2005 and 2004 had aggregate vesting-date fair values of approximately $13.5 million, $19.2 million and $12.7 million, respectively. In 2005 244,790 restricted AXA ADRs were granted having an aggregate grant-date fair value of $6.6 million. The following table summarizes unvested restricted AXA ADR activity for 2006.

                                                                                                       WEIGHTED
                                                                                  SHARES OF            AVERAGE
                                                                                  RESTRICTED          GRANT DATE
                                                                                    STOCK             FAIR VALUE
                                                                                --------------     ---------------

      Unvested as of January 1, 2006..........................................       867,387        $        19.94
      Granted.................................................................        78,865        $        35.16
      Vested..................................................................       381,836        $        16.98
      Forfeited...............................................................        50,381
                                                                                --------------
      Unvested as of December 31, 2006........................................       514,035        $        23.91
                                                                                ==============

        On March 31, 2006, under the terms of the AXA Performance Unit Plan 2006, the AXA Management Board awarded 722,854 unearned performance units to employees of AXA Financial subsidiaries. During each year that the performance unit awards are outstanding, a pro-rata portion of the units may be earned based on criteria measuring the performance of AXA and AXA Financial Group. The extent to which performance targets are met determines the number of performance units earned, which may vary between 0% and 130% of the number of performance units at stake. Performance units earned under the 2006 plan cliff-vest on the second anniversary of their date of award. When fully-vested, the performance units earned will be settled in cash, or in some cases, a combination of cash (70%) and stock (30%), the latter equity portion having transfer restrictions for a two-year period. For 2006 awards, the price used to value the performance units at settlement will be the average opening price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 28, 2008.

        For 2006, 2005 and 2004 the Company recognized compensation costs of $25.9 million, under SFAS No. 123(R) and $7.2 million and $.7 million, respectively, under APB No. 25 for performance units earned to date. Substantially similar to existing practice of the Company prior to adoption of SFAS No. 123(R), the change in fair value of these awards in 2006 was measured by the closing price of the underlying the Company ordinary shares or AXA ADRs and adjustment was made to reflect the impact of expected and actual pre-vesting forfeitures. In addition, similar to adoption of SFAS No. 123(R) for employee stock option awards, the cost of performance units awarded on or after January 1, 2006, such as those granted March 31, 2006, were attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2006 and 2005 was $45.8 million and $9.1 million, respectively, including incremental awards earned under the 2005 and 2004 plans from having exceeded the targeted performance criteria established in those years by 14.6% and 11.1%, respectively. Approximately 720,691 outstanding performance units are at risk to achievement of 2006 performance criteria, including approximately 50% of the award granted on March 31, 2006.

        Following completion of the merger of AXA Merger Corp. with and into AXA Financial in January 2001, certain employees exchanged fully vested in-the-money AXA ADR options for tandem Stock Appreciation Rights/AXA ADR non-statutory options ("tandem SARs/NSOs") of then-equivalent intrinsic value. The Company recorded compensation expense for these fully-vested awards of $6.1 million, $28.9 million and $14.2 million for 2006, 2005 and 2004, respectively, reflecting the impact in those periods of the change in the market price of the AXA ADR on the cash-settlement value of the SARs component of the outstanding tandem SARs/NSOs. The value of these tandem SARs/NSOs at December 31 2006 and 2005 was $24.9 million and $57.5 million, respectively. At December 31, 2006, 1.6 million tandem SARs/NSOs were outstanding, having weighted average remaining expected and contractual terms of 1.11 and 2.22 years, respectively, and for which the SARs component had maximum value of $24.9 million. During 2006, 2005 and 2004, respectively, approximately
        2.8 million, .7 million and zero million of these awards were exercised at an aggregate cash-settlement value of $41.2 million $7.5 million and zero million.

        On March 31, 2006, 59,644 Stock Appreciation Rights ("SARs") with a 4-year cliff-vesting schedule were granted to certain associates of AXA Financial subsidiaries. These SARs entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over
        29.22 Euros as of the date of exercise. Similar to the SARs component of the tandem SARs/NSOs, awards remaining unexercised at expiry of their 10-year contractual term will be automatically exercised on the expiration date. At December 31, 2006, .2 million SARs were outstanding, having weighted average remaining contractual term of 6.03 years. The accrued value of SARs at December 31, 2006 and 2005 was $2.9 million and $1.0 million, respectively, and recorded as liabilities in the consolidated balance sheets. For 2006, the Company recorded compensation expense for SARs of $1.9 million, under SFAS No. 123(R), reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards. For 2005 and 2004, the Company recorded compensation expense of $.6 million and $.03 million, respectively, under APB No. 25 reflecting the impact in those periods of the change in the market price of the underlying AXA ordinary share or AXA ADR on the value of the outstanding SARs.

        In fourth quarter 2006, eligible employees of AXA Financial's subsidiaries participated in AXA's global offering to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2006. Similar to the AXA Shareplan programs previously offered in 2001 through 2005, the plan offered two investment alternatives that, with limited exceptions, restrict the sale or transfer of the purchased shares for a period of five years. "Investment Option A" permitted participants to purchase AXA ADRs at a 20% formula discounted price. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 15.21% formula discounted price on a leveraged basis with a guaranteed return of initial investment plus 75.0% of any appreciation in the value of the total shares purchased. Under SFAS No. 123(R), AXA Equitable recognized compensation expense of $22.1 million in connection with AXA Shareplan 2006, representing the aggregate discount provided to participants for their purchase of AXA stock, as adjusted for the post-vesting, five-year holding period. No compensation expense was recorded in 2006, 2005 and 2004, respectively, in connection with shares subscribed under previous years' AXA Shareplan offerings. Participants in AXA Shareplans 2005 and 2004 primarily invested under Investment Option B for the purchase of approximately 5.7 million and
        6.8 million AXA ordinary shares, respectively. The discounted pricing offered to participants in those programs for the purchase of AXA ordinary shares under Investment Option B was 17.5% and 20%, respectively, and the appreciation percentage was 86.1% and 79.0%, respectively.

        Under SFAS No. 123(R), the Company recognized compensation expense for payroll deductions authorized and applied in 2006 under the terms of the AXA Financial, Inc. Qualified Stock Purchase Plan to purchase AXA ADRs of 182,225, at an aggregate discount of $1.1 million, representing a discount of 15% from the closing market value of the AXA ADR at the purchase dates defined in the annual offering document (generally the last trading day of each month). Prior to adoption of SFAS No. 123(R), no compensation expense was recorded in connection with this plan. Under the terms of the AXA Financial, Inc. Non-Qualified Stock Purchase Plan, total AXA ADRs of 340,083, 381,302 and 407,715 were purchased during 2006, 2005 and 2004, respectively, including those purchased with employer matching contributions for which AXA Financial Group recorded compensation expense of $1.6 million, $1.3 million and $1.2 million in 2006, 2005 and 2004, respectively.

14)     NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

        The sources of net investment income follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $    1,848.6       $    1,870.0        $   1,880.0
       Mortgage loans on real estate......................          245.9              238.2              249.6
       Equity real estate.................................          114.9              125.3              124.2
       Other equity investments...........................          181.2              155.2              162.1
       Policy loans.......................................          249.8              248.8              251.0
       Short-term investments.............................           55.2               25.1               19.1
       Derivative investments.............................         (302.4)             (85.5)             (88.0)
       Broker-dealer related receivables..................          226.5              124.8               45.5
       Trading securities.................................           53.4               28.6               14.5
       Other investment income............................           43.9               16.2               28.9
                                                            -----------------  -----------------   -----------------

         Gross investment income..........................        2,717.0            2,746.7            2,686.9

       Investment expenses................................         (132.2)            (159.0)            (153.3)
       Interest expenses..................................         (187.8)             (95.9)             (32.8)
                                                            -----------------  -----------------   -----------------

       Net Investment Income..............................   $    2,397.0       $    2,491.8        $   2,500.8
                                                            =================  =================   =================

        For 2006, 2005 and 2004, respectively, investment results on derivative positions, which were included in net investment income, included gross gains of $155.5 million, $84.2 million and $26.2 million and gross losses of $457.9 million, $169.7 million and $114.2 million. For 2006 and 2005, respectively, net unrealized losses of $15.2 million and $3.7 million were recognized from floor contracts. For 2006 and 2005, net realized gains (losses) of $(249.5) million and $(140.9) million and net unrealized gains (losses) of $(37.7) million and 59.2 million were recognized from futures contracts utilized in the GMDB and GMIB programs.

        Investment gains (losses), net by including changes in the valuation allowances, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Fixed maturities...................................   $       (11.5)     $        11.1       $       26.3
       Mortgage loans on real estate......................              .2               (2.2)                .2
       Equity real estate.................................             8.8                3.9               11.6
       Other equity investments...........................            20.1               30.7               24.4
       Other(1)...........................................            29.3               11.9                2.5
                                                            -----------------  -----------------   -----------------
       Investment Gains (Losses), Net.....................   $        46.9      $        55.4       $       65.0
                                                            =================  =================   =================

        (1) In 2006, AllianceBernstein issued units to its employees under long-term incentive plans. As a result of this transaction, the company recorded a non-cash $29.7 million realized gain.

        Writedowns of fixed maturities amounted to $27.4 million, $31.2 million and $36.4 million for 2006, 2005 and 2004, respectively. Writedowns of mortgage loans on real estate were $.4 million for 2006, $1.7 million, for 2005 and $10.1 million for 2004. There were no writedown on equity real estate for 2006, 2005 and 2004, respectively.

        For 2006, 2005 and 2004, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $1,281.9 million, $2,220.0 million and $2,908.3 million. Gross gains of $33.9 million, $53.2 million and $47.7 million and gross losses of $24.5 million, $31.1 million and $9.7 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2006, 2005 and 2004 amounted to $(416.7) million, $(1,004.8) million and $0.8 million, respectively.

        For 2006, 2005 and 2004, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $57.8 million, $68.6 million and $70.4 million, respectively.

        Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits. The net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Wind-up Annuities on a line-by-line basis, follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Balance, beginning of year.........................   $       432.3      $       874.1       $      892.8
       Changes in unrealized investment gains (losses)....          (431.4)          (1,008.1)             (12.8)
       Changes in unrealized investment (gains) losses
         attributable to:
           Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other........................            90.9              186.3               (1.5)
           DAC............................................            85.8              146.2               (2.5)
           Deferred income taxes..........................           104.6              233.8               (1.9)
                                                            -----------------  -----------------   -----------------
       Balance, End of Year...............................   $       282.2      $       432.3       $      874.1
                                                            =================  =================   =================
       Balance, end of year comprises:
         Unrealized investment gains (losses) on:
           Fixed maturities...............................   $       535.4      $       966.5       $    2,003.2
           Other equity investments.......................             1.4                1.7                1.2
           Other..........................................             -                  -                (28.1)
                                                            -----------------  ------------------- -----------------
             Subtotal.....................................           536.8              968.2            1,976.3
         Amounts of unrealized investment (gains) losses
           attributable to:
             Participating group annuity contracts,
               Closed Block policyholder dividend
               obligation and other.......................             1.4              (89.4)            (275.7)
             DAC..........................................          (110.4)            (196.0)            (342.2)
             Deferred income taxes........................          (145.6)            (250.5)            (484.3)
                                                            -----------------  ------------------- -----------------
       Total..............................................   $       282.2      $       432.3       $      874.1
                                                            =================  =================== =================


15)     INCOME TAXES

        A summary of the income tax expense in the consolidated statements of earnings follows:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       Income tax expense:
         Current expense .................................   $       438.6      $       237.5       $      359.0
         Deferred expense.................................           (11.3)             281.7               37.9
                                                            -----------------  -----------------   -----------------
       Total..............................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Expected income tax expense........................   $       727.9      $       715.5       $      586.5
       Minority interest..................................          (224.1)            (175.9)            (134.7)
       Separate Account investment activity...............           (45.4)             (87.2)             (63.3)
       Non-taxable investment income......................           (23.1)             (19.7)             (22.6)
       Adjustment of tax audit reserves...................           (86.2)              11.1                7.7
       Non-deductible goodwill and other
           intangible assets..............................             5.0                2.8                2.7
       State income taxes.................................            38.0               28.3                3.3
       AllianceBernstein income and foreign taxes.........            32.9               41.4               24.3
       Other..............................................             2.3                2.9               (7.0)
                                                            -----------------  -----------------   -----------------
       Income Tax Expense.................................   $       427.3      $       519.2       $      396.9
                                                            =================  =================   =================

        The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2006                  December 31, 2005
                                                --------------------------------   ---------------------------------
                                                    ASSETS        LIABILITIES          Assets         Liabilities
                                                ---------------  ---------------   ---------------  ----------------
                                                                           (IN MILLIONS)

       Compensation and related benefits......   $      54.6      $        -        $       -        $      285.3
       Reserves and reinsurance...............       1,160.3               -              929.2               -
       DAC and VOBA...........................           -             2,433.5              -             2,200.6
       Unrealized investment gains............           -               129.8              -               250.7
       Investments............................           -               865.7              -               813.5
       Other..................................          13.2               -              107.2               -
                                                ---------------  ---------------   ---------------  ----------------
       Total..................................   $   1,228.1      $    3,429.0      $   1,036.4      $    3,550.1
                                                ===============  ===============   ===============  ================

        The Company recognized a net tax benefit in third quarter 2006 of $117.7 million. This benefit was related to the settlement of an IRS audit of the 1997-2001 tax years, partially offset by additional tax reserves established for subsequent tax periods. Of the net tax benefit of $117.7 million, $111.9 million related to the continuing operations and $5.8 million to the discontinued Wind-up Annuities. In 2005, the Internal Revenue Service ("IRS") began an examination of the Company's 2002 and 2003 returns. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

 16)    DISCONTINUED OPERATIONS

        The Company's discontinued operations include Wind-up Annuities, equity real estate held-for-sale and Enterprise. The following table reconciles the Earnings (losses) from discontinued operations, net of income taxes and (Losses) gains on disposal of discontinued operations, net of income taxes to the amounts reflected in the consolidated statements of earnings for the three years ended December 31, 2006:

                                                                          2006          2005           2004
                                                                      -------------  ------------  ------------
                                                                                    (IN MILLIONS)
       EARNINGS FROM DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Wind-up Annuities.............................................  $      30.2    $      15.2   $     7.9
       Real estate held-for-sale.....................................         (4.0)            .6          .4
       Disposal of business - Enterprise.............................           -             (.1)       (1.5)
                                                                      -------------  ------------  ------------
       Total.........................................................  $      26.2    $      15.7   $     6.8
                                                                      =============  ============  ============

       (LOSSES) GAINS ON DISPOSAL OF DISCONTINUED OPERATIONS,
          NET OF INCOME TAXES:
       Real estate held for sale.....................................  $       -      $       -     $    31.1
       Disposal of business - Enterprise.............................         (1.9)           -            -
                                                                      -------------  ------------  ------------
       Total.........................................................  $      (1.9)   $       -     $    31.1
                                                                      =============  ============  ============


        Disposal of Businesses
        ----------------------

        In October 2006, AXA Financial and its subsidiaries, AXA Equitable, Enterprise Capital Management, Inc. ("Enterprise Capital") and Enterprise Fund Distributors, Inc., ("EFD") entered into an agreement contemplating the transfer to Goldman Sachs Asset Management L.P. ("GSAM") of assets of the business of serving as sponsor of and investment manager to 27 of the 31 funds of AXA Enterprise Multimanager Funds Trust, AXA Enterprise Funds Trust and The Enterprise Group of Funds, Inc. (collectively, the "AXA Enterprise Funds") and the reorganization of such funds to corresponding mutual funds managed by GSAM. These 27 funds have approximately $4.2 billion in assets under management as of December 31, 2006. The reorganization of the 27 funds is subject to regulatory and fund shareholder approvals and is expected to close in the second quarter of 2007. Of the remaining four funds not included in the GSAM reorganization, which together have approximately $700 million in assets under management as of December 31, 2006, one fund is being liquidated and AXA Financial is considering possible alternatives for the dispositions of the other three funds, which alternatives include a possible transaction with another investment advisor or liquidation. Proceeds from the transaction with GSAM are dependant upon assets under management at the time of the reorganization. A permanent impairment writedown of $4.1 million pre-tax ($2.7 million post-tax) on the AXA Enterprise Funds investment management contracts intangible asset and $3.0 million pre-tax of costs ($1.9 million post-tax) to sell were recorded by the Company in 2006. As a result of management's disposition plan, AXA Enterprise Funds advisory contracts are now reported in Discontinued Operations. At December 31, 2006, assets and liabilities related to these contracts of $26.5 million and $9.3 million were included in Other assets and Other liabilities, respectively.

        The gross carrying amount of Enterprise related intangible asset was $26.5 million at December 31, 2006, and the accumulated amortization of this intangible asset was $4.1 million. Amortization expense related to the Enterprise intangible asset totaled $4.1 million for 2006.

        Wind-up Annuities
        -----------------

        In 1991, management discontinued the business of Wind-up Annuities, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans, for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2006 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Wind-up Annuities ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Wind-up Annuities differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Wind-up Annuities. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the loss allowance are likely to result.

        Summarized financial information for Wind-up Annuities follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                   2006                  2005
                                                                              ----------------     -----------------
                                                                                          (IN MILLIONS)
       BALANCE SHEETS
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $752.7 and $796.9)..............................   $      764.8         $      823.5
       Equity real estate...................................................          169.5                197.5
       Mortgage loans on real estate........................................            2.9                  6.7
       Other invested assets................................................            2.6                  3.2
                                                                              ----------------     -----------------
         Total investments..................................................          939.8              1,030.9
       Cash and cash equivalents............................................             .1                  -
       Other assets.........................................................           13.7                 13.6
                                                                              ----------------     -----------------
       Total Assets.........................................................   $      953.6         $    1,044.5
                                                                              ================     =================

       Policyholders liabilities............................................   $      788.2         $      817.2
       Allowance for future losses..........................................            1.0                 60.1
       Other liabilities....................................................          164.4                167.2
                                                                              ----------------     -----------------
       Total Liabilities....................................................   $      953.6         $    1,044.5
                                                                              ================     =================

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)
       STATEMENTS OF EARNINGS
       Investment income (net of investment
         expenses of $19.0, $18.4 and $17.2)..............   $        71.3      $        70.0       $       68.5
       Investment gains (losses), net.....................             6.0                (.3)               3.6
                                                                -------------      -------------      --------------
       Total revenues.....................................            77.3               69.7               72.1
                                                                -------------      -------------      --------------

       Benefits and other deductions......................            84.7               87.1               99.4
       (Losses charged) to allowance
         for future losses................................            (7.4)             (17.4)             (27.3)
                                                            -----------------  -----------------   -----------------
       Pre-tax loss from operations.......................             -                  -                  -
       Pre-tax earnings from releasing the allowance
         for future losses................................            37.1               23.2               12.0
       Income tax expense.................................            (6.9)              (8.0)              (4.1)
                                                            -----------------  -----------------   -----------------
       Earnings from Wind-up Annuities....................   $        30.2      $        15.2       $        7.9
                                                            =================  =================   =================

        The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of Wind-up Annuities against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented above.

        During 2004, Wind-up Annuities' average recorded investment in impaired mortgage loans was $8.4 million; and interest income recognized on these impaired mortgage loans totaled $1.0 million. There were no related amounts reported in 2006 and 2005.

        Income tax expense for Wind-up Annuities in 2006 included a $5.8 million tax benefit in connection with the settlement of an IRS audit of the 1997-2001 tax years.

        Real Estate Held-For-Sale
        -------------------------

        In 2006, one real estate property with a total book value of $34.3 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. At December 31, 2006 and 2005, equity real estate held-for-sale was $32.2 million and $42.1 million, respectively, and was included in Other assets.

17)     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

        Accumulated other comprehensive (loss) income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Unrealized gains on investments....................   $       282.2      $       432.3       $      874.1
       Defined benefit pensions plans.....................          (449.5)               -                  -
                                                            -----------------  -----------------   -----------------
       Total Accumulated Other
         Comprehensive (Loss) Income......................   $      (167.3)     $       432.3       $      874.1
                                                            =================  =================   =================

        The components of other comprehensive loss for the past three years follow:

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net unrealized (losses) gains on investments:
         Net unrealized (losses) gains arising during
           the period.....................................   $      (416.6)     $      (966.2)      $       69.4
         Losses reclassified into net earnings
           during the period..............................           (14.8)             (41.9)             (82.2)
                                                            -----------------  -----------------   -----------------
       Net unrealized (losses) gains on investments.......          (431.4)          (1,008.1)             (12.8)
       Adjustments for policyholders liabilities,
           DAC and deferred income taxes..................           281.3              566.3               (5.9)
                                                            -----------------  -----------------   -----------------

       Change in unrealized losses, net of
           adjustments....................................          (150.1)            (441.8)             (18.7)
                                                            -----------------  -----------------   -----------------
       Total Other Comprehensive Loss.....................   $      (150.1)     $      (441.8)      $      (18.7)
                                                            =================  =================   =================

18)     COMMITMENTS AND CONTINGENT LIABILITIES

        Debt Maturities
        ---------------

        At December 31, 2006, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity were $248.3 million for 2007, zero for 2008-2011 and $200.0 million thereafter.

        Leases
        ------

        The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2007 and the four successive years are $178.6 million, $175.0 million, $162.3 million, $156.7 million, $149.5 million and $1,500.3 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2007 and the four successive years is $6.0 million, $5.2 million, $5.0 million, $5.0 million, $4.8 million and $16.4 million thereafter.

        At December 31, 2006, the minimum future rental income on non-cancelable operating leases for wholly owned investments in real estate for 2007 and the four successive years is $106.7 million, $116.0 million, $114.8 million, $114.7 million, $114.9 million and $896.1 million thereafter.

        The Company has entered into capital leases for certain information technology equipment. Future minimum payments under non-cancelable capital leases for 2007 and the four successive years are $.3 million, $.3 million, $.2 million, and zero for the following two years.

        Guarantees and Other Commitments
        --------------------------------

        The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2006, these arrangements included commitments by the Company to provide equity financing of $618.3 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

        AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

        The Company had $63.8 million of undrawn letters of credit related to reinsurance at December 31, 2006. AXA Equitable had $46.3 million in commitments under existing mortgage loan agreements at December 31, 2006. In February 2002, AllianceBernstein signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2006, AllianceBerstein was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

19)     LITIGATION

        A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". The complaint challenged the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs alleged that the change to the cash balance formula violated ERISA by reducing the rate of accruals based on age, failed to comply with ERISA's notice requirements and improperly applied the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violated ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula". Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violated ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim was dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In September 2006, the district court granted summary judgment in favor of the defendants. The court ruled that (a) the cash balance provisions of the Equitable Plan do not violate the age discrimination provisions of ERISA, (b) while the notice of plan changes provided to participants in 1990 was not adequate, the notice of plan changes provided to participants in 1992 satisfied the ERISA notice requirements regarding delivery and content, and (c) the claims of the named plaintiffs are barred by statute of limitations. The Court found that other individual class members were not precluded from asserting claims for additional benefit accruals from January 1991 through January 1993 to the extent that such individuals could show that the statute of limitations did not bar their claims. In October 2006, plaintiffs filed a notice of appeal. Defendants have cross-appealed.

        In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. In June 2005, this case was transferred by the Judicial Panel on Multidistrict Litigation to the U.S. District Court in Maryland, where other market-timing related litigation is pending. In June 2005, plaintiff filed an amended complaint. In July 2005, AXA Equitable filed a motion to dismiss the amended complaint. In June 2006, AXA Equitable's motion to dismiss the amended complaint was granted. The plaintiff filed a notice of appeal in June 2006.

        In June 2006, AXA Equitable received a demand for arbitration from Centre Life Insurance Company ("Centre Life") seeking to rescind the 100% quota share reinsurance agreement, effective July 1, 2000 between Centre Life and AXA Equitable, under which Centre Life reinsures portions of AXA Equitable's individual disability income insurance business. The arbitration demand alleges that AXA Equitable provided Centre Life with inaccurate and incomplete data upon which Centre Life relied in order to establish the reinsurance premium paid by AXA Equitable as consideration in the transaction. The demand alternatively seeks damages for the increase in reserves Centre Life alleges it was caused to record as a result of the difference in the data it originally relied upon and its present assessment of the data. The demand further alleges that Centre Life has paid expenses relating to the business in excess of its liability under the reinsurance agreement. Discovery is ongoing.

        Beginning with the first action commenced in July 2006, there are two putative class actions pending in Federal court, MEOLA V. AXA ADVISORS, ET AL., in the District Court for the Northern District of California and BOLEA V. AXA ADVISORS, LLC, ET. AL., in the District Court for the Western District of Pennsylvania, against AXA Equitable, alleging certain wage and hour violations. Each of the cases seek substantially the same relief under essentially the same theories of recovery (i.e., violation of the Fair Labor Standards Act ("FLSA") for failure to pay minimum wage and overtime and violation of similar provisions under state labor laws in the respective states). Plaintiffs in MEOLA and BOLEA seek certification of nationwide collection action under the FLSA, and certification of statewide class actions under the respective California and Pennsylvania state labor laws covering all "securities brokers" from 2002 to 2006. In addition, plaintiffs seek compensatory damages, restitution of all wages improperly withheld or deducted, punitive damages, penalties, and attorneys' fees. In January 2007, AXA Equitable filed an answer in MEOLA.

        ALLIANCEBERNSTEIN LITIGATION

        In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including AllianceBernstein, alleging that AllianceBernstein violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act"), with respect to a registration statement filed by Enron Corp. In January 2007, the Court issued a final judgment dismissing the Enron Complaint as the allegations therein pertained to AllianceBernstein. The parties have agreed that there will be no appeal.

        Market Timing-Related Matters

        In October 2003, a purported class action complaint entitled HINDO, ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND, ET AL. ("Hindo Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, certain investment company funds (the "U.S. Funds") distributed by AllianceBernstein Investments, Inc., a wholly-owned subsidiary of AllianceBernstein, the registrants and issuers of those funds, certain officers of AllianceBernstein (the "AllianceBernstein defendants"), and certain other unaffiliated defendants, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the U.S. Funds. The Hindo Complaint alleges that certain of the AllianceBernstein defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of U.S. Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts.

        Since October 2003, additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against AllianceBernstein and certain other defendants. All state court actions against AllianceBernstein either were voluntarily dismissed or removed to Federal court.

        In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). All of the actions removed to the Federal court also were transferred to the Mutual Fund MDL. In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of AllianceBernstein Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of AllianceBernstein. All four complaints included substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Assurance of Discontinuance ("NYAG AoD").

        In April 2006, AllianceBernstein and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipulation of settlement and will be submitted for court approval at a later date. The settlement amount was disbursed. The derivative claims brought on behalf of AllianceBernstein Holding, in which plaintiffs seek an unspecified amount of damages, remain pending.

        In April 2005, a complaint entitled THE ATTORNEY GENERAL OF THE STATE OF WEST VIRGINIA V. AIM ADVISORS, INC., ET AL. ("WVAG Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, and various other unaffiliated defendants. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. In October 2005, the WVAG Complaint was transferred to the Mutual Fund MDL. In August 2005, the WV Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing ("Summary Order") addressed to AllianceBernstein and AllianceBernstein Holding. The Summary Order claims that AllianceBernstein and AllianceBernstein Holding violated the West Virginia Uniform Securities Act and makes factual allegations generally similar to those in the SEC Order and NYAG AoD. In September 2006, AllianceBernstein and AllianceBernstein Holding filed an answer and moved to dismiss the Summary Order with the WV Securities Commission.

        Revenue Sharing-Related Matters

        In June 2004, a purported class action complaint entitled AUCOIN, ET AL.
        V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against AllianceBernstein, AllianceBernstein Holding, AllianceBernstein Corporation, AXA Financial, AllianceBernstein Investments, Inc., certain current and former directors of the U.S. Funds, and unnamed Doe defendants. The Aucoin Complaint names the U.S. Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from U.S. Fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with AllianceBernstein, including recovery of all fees paid to AllianceBernstein pursuant to such contracts, an accounting of all U.S. Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

        In February 2005, plaintiffs filed a consolidated amended class action complaint (the "Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional subsequently filed lawsuits. In October 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. In January 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining claim under Section 36(b) of the Investment Company Act. In May 2006, the District Court denied plaintiffs' motion for leave to file their amended complaint. In July 2006, plaintiffs filed a notice of appeal, which was subsequently withdrawn subject to plaintiffs right to reinstate it at a later date.

                       -----------------------------------

        Although the outcome of litigation generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

        In addition to the type of matters described above, a number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and AXA Life, like other life and health insurers, from time to time are involved in such litigations. Some of these actions and proceedings filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

20)     INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

        AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $649.6 million during 2007. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2006, 2005 and 2004, the Insurance Group statutory net income totaled $532.3 million, $780.4 million and $571.4 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $7,907.5 million and $6,241.7 million at December 31, 2006 and 2005, respectively. In 2006, 2005 and 2004, respectively, AXA Equitable paid shareholder dividends of $600.0 million, $500.0 million and $500.0 million.

        At December 31, 2006, the Insurance Group, in accordance with various government and state regulations, had $32.2 million of securities deposited with such government or state agencies.

        At December 31, 2006 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York Insurance Department ("NYID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2006.

        Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and

        AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2006               2005                2004
                                                            -----------------  -----------------   -----------------
                                                                                 (IN MILLIONS)

       Net change in statutory surplus and
         capital stock....................................   $     1,386.5      $       779.6       $      196.8
       Change in AVR......................................           279.3              260.6              528.1
                                                            -----------------  -----------------   -----------------
       Net change in statutory surplus, capital stock
         and AVR..........................................         1,665.8            1,040.2              724.9
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................          (126.0)             (51.9)            (398.8)
         DAC..............................................           674.1              598.0              529.2
         Deferred income taxes............................           517.3              227.6              122.5
         Valuation of investments.........................             2.6               40.0               10.1
         Valuation of investment subsidiary...............        (2,122.7)          (1,278.3)            (460.3)
         Change in fair value of guaranteed minimum
           income benefit reinsurance contracts...........           (14.8)              42.6               61.0
         Shareholder dividends paid......................            600.0              500.0              500.0
         Changes in non-admitted assets...................           (57.4)                .5              (74.7)
         Other, net.......................................           (90.9)             (75.8)             (98.9)
         GAAP adjustments for Wind-up Annuities ..........            28.8               30.9               14.9
                                                            -----------------  -----------------   -----------------
          Consolidated Net Earnings ......................   $     1,076.8      $     1,073.8       $      929.9
                                                            =================  =================   =================

                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2006               2005                2004
                                                            -----------------  -----------------   ------------------
                                                                                 (IN MILLIONS)
       Statutory surplus and capital stock................   $     6,497.6      $     5,111.1       $    4,331.5
       AVR................................................         1,409.9            1,130.6              870.0
                                                            -----------------  -----------------   ------------------
       Statutory surplus, capital stock and AVR...........         7,907.5            6,241.7            5,201.5
       Adjustments:
         Future policy benefits and policyholders'
           account balances...............................        (1,926.0)          (1,934.0)          (1,882.1)
         DAC..............................................         8,316.5            7,557.3            6,813.9
         Deferred income taxes............................          (627.1)          (1,294.6)          (1,770.4)
         Valuation of investments.........................           867.9            1,281.6            2,237.6
         Valuation of investment subsidiary...............        (5,374.3)          (3,251.6)          (1,973.3)
         Fair value of guaranteed minimum income
           benefit reinsurance contracts..................           117.8              132.6               90.0
         Non-admitted assets..............................           994.5            1,056.0            1,055.5
         Issuance of surplus notes........................          (524.8)            (524.8)            (599.7)
         Adjustment to initially apply SFAS No.158,
           net of income taxes............................          (449.5)               -                  -
         Other, net.......................................           239.8              258.3              147.9
         GAAP adjustments for Wind-up Annuities ..........           (59.9)             (80.6)             (96.4)
                                                            -----------------  -----------------   ------------------
       Consolidated Shareholder's Equity..................   $     9,482.4      $     9,441.9       $    9,224.5
                                                            =================  =================   ==================

21)     BUSINESS SEGMENT INFORMATION

        The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                  2006               2005               2004
                                                            -----------------  -----------------  ------------------
                                                                                 (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance..........................................   $     5,974.7      $      5,764.1     $     5,447.7
       Investment Management (1)..........................         4,002.7             3,265.0           3,060.0
       Consolidation/elimination..........................           (90.0)              (84.7)            (82.8)
                                                            -----------------  -----------------  ------------------
       Total Revenues.....................................   $     9,887.4      $      8,944.4     $     8,424.9
                                                            =================  =================  ==================

       (1) Intersegment investment advisory and other fees of approximately $120.8 million, $123.7 million and $118.4 million for 2006, 2005 and 2004, respectively, are included in total revenues of the Investment Management segment.

       SEGMENT EARNINGS FROM CONTINUING OPERATIONS
          BEFORE INCOME TAXES AND MINORITY INTEREST:
       Insurance..........................................   $       889.7      $      1,120.0     $       947.9
       Investment Management..............................         1,190.0               924.2             728.8
       Consolidation/elimination..........................             -                   -                 (.9)
                                                            -----------------  -----------------  ------------------
       Total Earnings from Continuing Operations
          before Income Taxes and Minority Interest.......   $     2,079.7      $      2,044.2     $     1,675.8
                                                            =================  =================  ==================

                                                                       DECEMBER 31,
                                                            ------------------------------------
                                                                  2006               2005
                                                            -----------------  -----------------
                                                                      (In Millions)
       SEGMENT ASSETS:
       Insurance..........................................   $   133,047.0      $    118,825.8
       Investment Management..............................        16,239.4            15,161.4
       Consolidation/elimination..........................             (.3)                2.0
                                                            -----------------  -----------------
       Total Assets.......................................   $   149,286.1      $    133,989.2
                                                            =================  =================

        In accordance with SEC regulations, securities with a fair value of $1.86 billion and $1.72 billion have been segregated in a special reserve bank custody account at December 31, 2006 and 2005, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 of the Securities Exchange Act of 1934, as amended (the "Exchange Act").

22)     QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

        The quarterly results of operations for 2006 and 2005 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)

       2006
       ----
       Total Revenues................   $     2,244.5      $     2,609.6       $    2,415.3         $    2,618.0
                                       =================  =================   ==================   ==================
       Earnings from Continuing
         Operations..................   $       234.4      $       316.7       $      282.0         $      219.4
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       235.2      $       314.2       $      308.6         $      218.8
                                       =================  =================   ==================   ==================
       2005
       ----
       Total Revenues................   $     2,212.6      $     2,223.1       $    2,149.5         $    2,359.2
                                       =================  =================   ==================   ==================
       Earnings from
         Continuing Operations.......   $       265.5      $       278.3       $      281.6         $      232.7
                                       =================  =================   ==================   ==================
       Net Earnings..................   $       265.0      $       278.6       $      296.8         $      233.4
                                       =================  =================   ==================   ==================

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits.

         (a) Financial Statements included in Part B.

         1. Separate Account Nos. 45 and 49:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Statements of Assets and Liabilities for the Year Ended
                  December 31, 2006;
                - Statements of Operations for the Year Ended December 31, 2006;
                - Statements of Changes in Net Assets for the Years Ended
                  December 31, 2006 and 2005; and
                - Notes to Financial Statements.

         2. AXA Equitable Life Insurance Company:

                - Report of Independent Registered Public Accounting Firm -
                  PricewaterhouseCoopers LLP;
                - Consolidated Balance Sheets as of December 31, 2006 and
                  2005;
                - Consolidated Statements of Earnings for Years Ended
                  December 31, 2006, 2005 and 2004;
                - Consolidated Statements of Equity for Years Ended December
                  31, 2006, 2005 and 2004;
                - Consolidated Statements of Cash Flows for Years Ended
                  December 31, 2006, 2005 and 2004; and
                - Notes to Consolidated Financial Statements.

         3. AllianceBernstein L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Consolidated Statement of Financial Condition as of December
                  31, 2005;

                - Consolidated Statements of Income for the Years Ended December
                  31, 2005 and 2004;

                - Consolidated Statements of Changes in Partners' Capital and
                  Comprehensive Income for the Years Ended December 31, 2005 and 2004;

                - Consolidated Statements of Cash Flows for the Years Ended
                  December 31, 2005 and 2004;

                - Notes to Consolidated Financial Statements.

         4. AllianceBernstein Holding L.P.:

                - Report of Independent Registered Public Accounting Firm - KPMG
                  LLP

                - Statement of Financial Condition as of December 31, 2005;

                - Statements of Income for the Years Ended December 31, 2005 and
                  2004;

                - Statements of Changes in Partners' Capital and Comprehensive
                  Income for the Years Ended December 31, 2005 and 2004;

                - Statements of Cash Flows for the Years Ended December 31,
                  2005 and 2004;

                - Notes to Financial Statements.


         (b) Exhibits.

         The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

         1. Resolutions of the Board of Directors of Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to exhibit(1) to Registration Statement No. 333-05593 on June 10, 1996.

         2.   Not applicable.

         3. (a) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of certain separate accounts and Equitable Distributors, Inc., incorporated herein by reference to Exhibit 3(b) to Registration Statement no. 333-05593, filed May 1, 1998.

              (b) Form of Sales Agreement among Equitable Distributors, Inc., as Distributor, a Broker-Dealer (to be named) and a General Agent (to be named), incorporated herein by reference to
                   Exhibit 3(b) to Registration Statement No. 333-05593 filed June 7, 1996.

              (c) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (d) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (e) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed
                   April 19, 2004.

              (f) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (g) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

              (h) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (i) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

              (j) First Amendment to Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States for itself and as depositor on behalf of the Equitable Life Separate Accounts more particularly described in the Distribution Agreement and Equitable Distributors, Inc. incorporated herein by reference to
                   Exhibit 3(j) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (k) Third Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Exhibit 3(k) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (l) Fourth Amendment to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to
                    Exhibit 3(l) to the Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

              (m) Fifth Amendment, dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 4(p), filed on April 24, 2007.

         4. (a) Form of group annuity contract no. 1050-94IC, incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (b) Forms of group annuity certificate nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit 4(b) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (c) Forms of data pages for Accumulator-IRA and Accumulator-NQ, incorporated herein by reference to Exhibit 4(m) to Registration Statement No. 333-05593 filed December 31, 1997.

              (d) Forms of endorsement nos. 94ENIRAI, 94ENNQI and 94ENMVAI to contract no. 1050-94IC and data pages nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4 (File No. 33-83750), filed February 27, 1998.

              (e) Form of Guaranteed Minimum Income Benefit Endorsement to Contract Form No. 10-50-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(h) to the Registration Statement on Form N-4 (File No. 33-83750), filed April 23, 1996.

              (f) Form of endorsement No. 98ENJONQI to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(n) to Registration Statement No. 333-05593 filed December 31, 1997.

              (g) Form of endorsement No. 98Roth to Contract Form No. 1050-94IC and the Certificates under the Contract, incorporated herein by reference to Exhibit 4(o) to Registration Statement No. 333-05593 filed December 31, 1997.

              (h) Form of Custodial Owned Roth IRA endorsement no. 98COROTH to Contract No. 1050-94IC, incorporated herein by reference to
                   Exhibit 4(p) to Registration Statement No. 333-05593, filed May 1, 1998.

              (i) Form of Defined Benefit endorsement no. 98ENDBQPI to Contract No. 1050-94IC, incorporated herein by reference to Exhibit 4
                   (j) to the Registration Statement on Form N-4 (File No. 333-31131), filed May 1, 1998.

              (j) Form of endorsement for Extra Credit Annuity No. 98ECENDI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on September 30, 1998.

              (k) Form of endorsement applicable to Defined Contribution Qualified Plan Certificates No. 97ENQPI and Data Pages 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on September 30, 1998.

              (l) Form of data pages for Equitable Accumulator plus TSA, previously filed with this Registration Statement, File No. 333-64749 on Form N-4, filed on December 28, 1999.

              (m) Form of Endorsement applicable to TSA Certificates, incorporated by reference to Exhibit No. 4(t) to Registration Statement File No. 333-05593 on Form N-4, filed May 22, 1998.

              (n) Form of endorsement for Beneficiary Continuation Option Form No. 2000 ENIRAI-IM, applicable to IRA Certificates, previously filed with this Registration Statement File No. 333-05593 on April 25, 2000.

              (o) Form of Endorsement applicable to Roth IRA Contracts, Form No. 1M-ROTHBCO-1 previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (p) Revised Form of Endorsement applicable to IRA certificates, Form No. 2000ENIRAI-IM previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (q) Form of Endorsement applicable to Non-Qualified Certificates Form No. 99ENNQ-G previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (r) Form of Endorsement applicable to credits applied to annuity account value previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (s) Form of Optional Death Benefit Rider, Form No. 2000 PPDB previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (t) Form of data pages for Equitable Accumulator Plus Rollover IRA (revised), Roth Conversion IRA, NQ (revised), QP-Defined Contribution, QP-Defined Benefit, TSA (revised) previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (u) Form of amendment to Certificate Form No. 941CB, Form No. 2000 BENE-G previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (v) Form of Endorsement (No. 2001 ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-64749 on April 25, 2001.

              (w)  Form of Data Pages for Accumulator Plus,
                   Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (x) Form of Data Pages, Form No. 94ICA/B, previously filed with this Registration Statement File No. 333-64749 on
                   December 20, 2001.

              (y) Form of Endorsement applicable to Fixed Maturity Options, Form No. 2002FMO, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

              (z) Form of Optional Death Benefit Rider, Form No. 2002PPDB, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

           (a)(a)  Form of Guaranteed Minimum Income Benefit Rider,
                   Form No. 2002GMIB, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

           (b)(b)  Form of Guaranteed Minimum Death Benefit Rider,
                   Form No. 2002GMDB-6% or AR, previously filed with this Registration Statement File No. 333-64749 on
                   December 20, 2001.

           (c)(c) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6% Rollup, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

           (d)(d) Form of Guaranteed Death Benefit Rider, Form No. 2002GMDB-AR, previously filed with this Registration Statement File No. 333-64749 on December 20, 2001.

           (e)(e) Form of Data Page for Accumulator Plus, Form No. 2002DPPPlus previously filed with this Registration Statement (File No. 333-64749), on March 8, 2002.

           (f)(f) Form of Data Pages, Form No. 2002DP incorporated herein by reference to Exhibit 4(j)(j) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (g)(g) Form of Endorsement for Accumulator Form No. 2002EGTRRA incorporated herein by reference to Exhibit 4(k)(k) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (h)(h) Form of Endorsement applicable to fixed maturity options, Form No. 2002FMO incorporated herein by reference to Exhibit 4(m)(m) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (i)(i) Form of Protection Plus Optional Death Benefit Rider, Form No. 2002PPDB incorporated herein by reference to Exhibit 4(n)(n) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (j)(j) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002MDB-6% or AR Rollup incorporated herein by reference to
                   Exhibit 4(o)(o) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (k)(k) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-6%Rollup, incorporated herein by reference to Exhibit No. 4(p)(p) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (l)(l) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMDB-AR, incorporated herein by reference to Exhibit 4(q)(q) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (m)(m) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB-6%Rollup, incorporated herein by reference to
                   Exhibit 4(r)(r) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (n)(n) Form of Guaranteed Minimum Death Benefit Rider, Form No. 2002GMIB, incorporated herein by reference to Exhibit 4(s)(s) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

           (o)(o) Form of Endorsement (No. 2002 NQBCO) applicable to non-qualified contract/certificates with beneficiary continuation option, incorporated herein by reference to Exhibit No. 4(a)(c) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

           (p)(p) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), annual ratchet to age 85, incorporated herein by reference to Exhibit No. 4(a)(d) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

           (q)(q) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% Rollup), [6%] Rollup to age 85, incorporated herein by reference to Exhibit No. 4(a)(e) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

           (r)(r) Form of Guaranteed Minimum Death Benefit Rider (No. 2002 GMDB-6% or AR) greater of [6%] Rollup to Age [85] GMDB or Annual Ratchet to age [85] GMDB, incorporated herein by reference to Exhibit No. 4(a)(f) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

           (s)(s) Form of Guaranteed Minimum Income Benefit Rider (also known as the Living Benefit), (No. 2002 GMIB), incorporated herein by reference to Exhibit No. 4(a)(g) to the Registration Statement (File No. 333-05593) filed on
                   April 23, 2003.

           (t)(t) Form of Protection Plus Optional Death Benefit Rider (No. 2002 PPDB), incorporated herein by reference to Exhibit No. 4(a)(h) to the Registration Statement (File No. 333-05593) filed on April 23, 2003.

           (u)(u) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup to age [85] GMDB or Annual Ratchet to Age [85] GMDB, incorporated herein by reference to Exhibit 4(a)(i) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

           (v)(v) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85], incorporated herein by reference to Exhibit 4(a)(j) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

           (w)(w) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB) (also known as the Living Benefit), incorporated herein by reference to Exhibit 4(a)(k) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

           (x)(x) Form of Protection Plus Optional Death Benefit Rider (No. 2003PPDB), incorporated herein by reference to
                   Exhibit 4(a)(l) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

           (y)(y) Form of Enhanced Guaranteed Principal Benefit ("Enhanced GPB") Rider (No. 2003 GPB), incorporated herein by reference to Exhibit 4(a)(m) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

           (z)(z)  Form of Spousal Protection Rider applicable to
                   [Non-Qualified][Certificate/Contract]s (No. 2003 SPPRO), incorporated herein by reference to Exhibit 4(a)(n) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

        (a)(a)(a) Form of Data Pages (No. 2003 DPTOBCO), incorporated herein by reference to Exhibit 4(a)(o) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

        (b)(b)(b) Form of Data Pages (No. 2003DP), incorporated herein by reference to Exhibit 4(a)(p) to the Registration Statement (File No. 333-05593) filed on May 8, 2003.

        (c)(c)(c) Form of Data Pages (No. 2003DPPlus) previously filed with this Registration Statement File No. 333-64749 filed on May 8, 2003.

        (d)(d)(d)  Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                   (No. 2004 GWB-A), incorporated by reference to Exhibit No. 4(a)(r) to Registration Statement File No. 333-05593, filed May 3, 2004.

        (e)(e)(e)  Form of Guaranteed  Withdrawal Benefit ("GWB") Rider
                   (No. 2004 GWB-B), incorporated by reference to Exhibit No. 4(a)(s) to Registration Statement File No. 333-05593, filed May 3, 2004.

        (f)(f)(f) Form of Data Pages (2004DPGWB), incorporated by reference to Exhibit No. 4(a)(t) to Registration Statement File No. 333-05593, filed May 3, 2004.

        (g)(g)(g) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(u) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

        (h)(h)(h) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(v) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

        (i)(i)(i) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-A1 (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(w) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

        (j)(j)(j) Form of Guaranteed Withdrawal Benefit ("GWB") Rider [also known as "Principal Protector"] (2004GWB-B1 (rev 2/05)) incorporated herein by reference to Exhibit 4(a)(x) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

        (k)(k)(k) Form of Change of Ownership Endorsement (2004COO), incorporated herein by reference to Exhibit 4(a)(y) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

        (l)(l)(l) Form of Endorsement Applicable to TSA Contracts (2004TSA) incorporated herein by reference to Exhibit 4(a)(z) to Registration Statement (File No. 333-05593) on Form N-4, filed April 20, 2005.

        (m)(m)(m) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 NLG) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(a)(a)(a) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

        (n)(n)(n) Form of Guaranteed Minimum Income Benefit ("GMIB") Rider (No. 2003 GMIB revised 11/05 OPR) (also known as the Living Benefit) incorporated herein by reference to Exhibit 4.(b)(b)(b) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

        (o)(o)(o) Form of Guaranteed Minimum Death Benefit ("GMDB") Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of 6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85 GMDB) incorporated herein by reference to Exhibit 4.(c)(c)(c) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

        (p)(p)(p) Form of endorsement, No. 2005TRBNS, previously filed with this Registration Statement File No. 333-64749 on April 20, 2006.

        (q)(q)(q) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B, incorporated herein by reference to Exhibit 4. (d)(d)(d) to the Registration Statement
                   (File No. 333-05593), filed June 14, 2006.

        (r)(r)(r) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-A, incorporated herein by reference to Exhibit 4. (e)(e)(e) to the Registration Statement
                   (File No. 333-05593), filed June 14, 2006.

        (s)(s)(s) Form of Data Page No. 2006GWB DP, incorporated herein by reference to Exhibit 4. (f)(f)(f) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (t)(t)(t) Form of Data Page No. 2006DP, incorporated herein by reference to Exhibit 4. (g)(g)(g) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (u)(u)(u) Form of Endorsement No. 2006TSA-GWB, incorporated herein by reference to Exhibit 4. (i)(i)(i) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (v)(v)(v) Form of Endorsement No. 2006CRT, incorporated herein by reference to Exhibit 4. (j)(j)(j) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (w)(w)(w) Form of Endorsement No. 2006FMO, incorporated herein by reference to Exhibit 4. (k)(k)(k) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (x)(x)(x) Form of Endorsement No. 2006IRA-ACC, incorporated herein by reference to Exhibit 4. (l)(l)(l) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (y)(y)(y) Form of Endorsement No. 2006IRA-GWB, incorporated herein by reference to Exhibit 4. (m)(m)(m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (z)(z)(z) Form of Endorsement No. 2006NQ-ACC, incorporated herein by reference to Exhibit 4. (n)(n)(n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(b) Form of Endorsement No. 2006NQ-GWB, incorporated herein by reference to Exhibit 4. (o)(o)(o) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(c) Form of Endorsement No. 2006QP-ACC, incorporated herein by reference to Exhibit 4. (p)(p)(p) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(d) Form of Endorsement No. 2006QP-GWB, incorporated herein by reference to Exhibit 4. (q)(q)(q) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(e) Form of Endorsement No. 2006ROTH-ACC, incorporated herein by reference to Exhibit 4. (r)(r)(r) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(f) Form of Endorsement No. 2006ROTH-GWB, incorporated herein by reference to Exhibit 4. (s)(s)(s) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(g) Form of Endorsement No. 2006TSA-ACC, incorporated herein by reference to Exhibit 4. (t)(t)(t) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(h) Form of Rider No. 2006GWB, incorporated herein by reference to Exhibit 4. (w)(w)(w) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(i) Form of Rider No. 2006EEB, incorporated herein by reference to Exhibit 4. (x)(x)(x) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(j) Form of Rider No. 2006GMAB, incorporated herein by reference to Exhibit 4. (y)(y)(y) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(k) Form of Rider No. 2006GMDB-AR, incorporated herein by reference to Exhibit 4. (z)(z)(z) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(l) Form of Rider No. 2006GMDB-GR, incorporated herein by reference to Exhibit 4. (a)(a)(b) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(m) Form of Rider No. 2006GMDBOPR, incorporated herein by reference to Exhibit 4. (a)(a)(c) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(n) Form of Rider No. 2006GMIB, incorporated herein by reference to Exhibit 4. (a)(a)(d) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(o) Form of Rider No. 2006GMIBOPR, incorporated herein by reference to Exhibit 4. (a)(a)(e) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        (a)(a)(p) Form of Data Page No. 2006DPPlus, previously filed with this Registration Statement File No. 333-64749, filed June 15, 2006.

        (a)(a)(q) Form of Endorsement No. 2006TRBNS, previously filed with this Registration Statement File No. 333-64749, filed June 15, 2006.

        5.    (a)  Form of Enrollment Form/Application for Equitable Accumulator
                   (IRA, NQ, and QP), incorporated herein by reference to
                   Exhibit 5(e) to Registration Statement No. 333-05593, filed May 1, 1998.

              (b) Form of application for Accumulator, Form No.2002App01, incorporated herein by reference to Exhibit 5(h) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (c) Form of application for Accumulator, Form No.2002App02, incorporated herein by reference to Exhibit 5(i) to the Registration Statement (File No. 333-31131), filed March 8, 2002.

              (d) Form of application for Accumulator(R) Plus(SM), Form No. 2004App02, previously filed with this Registration Statement File No. 333-64749, on April 20, 2006.

              (e) Form of Application No. 2006 App 02, incorporated herein by reference to Exhibit 5. (m) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

              (f) Form of Application No. 2006 App 01, incorporated herein by reference to Exhibit 5. (n) to the Registration Statement (File No. 333-05593), filed June 14, 2006.

        6.    (a)  Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit 6(a) to Registration Statement No. 333-05593 filed March 6, 1997.

              (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit 6(b) to Registration Statement No. 333-05593 filed March 6, 1997.

              (c) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

              (d) Restated Charter of AXA Equitable, as amended December 6, 2004, incorporated herein by reference to Exhibit No. 3.2 to Form 10-K, (File No. 000-20501), filed on March 31, 2005.

         7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement File
              No. 333-64749 on April 25, 2001.

         8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to the Registration Statement of EQ Advisors Trust on Form N-1A. (File Nos. 333-17217 and 811-07953). Filed
                   August 28, 1997.

              (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-64749 on December 5, 2001.

              (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

              (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement, File No. 333-81501 on Form N-4, on August 5, 2003.

              (e) Form of Participation Agreement among EQ Advisors Trust, Equitable, AXA Distributors LLC and AXA Advisors, LLC, incorporated herein by reference to
                   Exhibit 23.(h)(4)(ix) to Post-Effective Amendment No. 27 to Registration Statement on Form N-1A to the Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953), filed on
                   January 15, 2004.

         9. (a) Opinion and Consent of Counsel, previously filed with this Registration Statement, File No. 333-64749 on June 7, 1999.

              (b) Opinion and Consent of Dodie Kent, Esq., Vice President and Counsel of AXA Equitable as to the legality of the securities being registered, previously filed with this Registration Statement File No. 333-64749 on April 20, 2006.

              (c) Opinion and Consent of Dodie Kent, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered.

        10.   (a)(i)  Consent of PricewaterhouseCoopers LLP.

              (a)(ii) Consent of KPMG LLP.

              (b) Powers of Attorney, incorporated herein by reference to Exhibit No. 7(a) to Registration Statement on Form S-6, File No. 333-17663, filed on April 28, 2000.

              (c) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) to the Registration Statement on Form N-6 (File No. 333-103199), filed on April 4, 2003.

              (d)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(a) Registration Statement File No. 2-30070 on Form N-4, filed on April 19, 2004.

              (e)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(d) to Registration Statement File No. 333-05593 on Form N-4, filed on August 4, 2004.

              (f)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

              (g)  Powers of Attorney, incorporated herein by reference to
                   Exhibit 10.(g) to Registration Statement File No. 333-05593 on Form N-4, filed on October 14, 2005.

              (h) Power of Attorney for Alvin H. Fenichel dated October 19, 2005, incorporated herein by reference to Exhibit 10.(d) to Registration Statement on Form N-4 (File No. 333-127445), filed on November 16, 2005.

              (i) Powers of Attorney, previously filed with this Registration Statement File No. 333-64749 on April 20, 2006.

              (j) Powers of Attorney of Ezra Suleiman and Anthony Hamilton, previously filed with this Registration Statement File No. 333-64749 on June 15, 2006.

              (k)  Powers of Attorney.

        11.   Not applicable.

        12.   Not applicable.

        13.   Not applicable.
                                      C-3

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
78 Pine Street, 2nd Floor
New Canaan, CT 06840

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Charlynn Goins                              Director
New York City Health
  and Hospitals Corporation
125 Worth Street, Suite 519
New York, NY 10013

Anthony J. Hamilton                         Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Lorie A. Slutsky                            Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                               Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Peter J. Tobin                              Director
1 Briarwood Lane
Denville, NJ 07834

OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President and
                                            Chief Financial Officer

*Barbara Goodstein                          Executive Vice President

*Andrew McMahon                             Executive Vice President

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Karen Field Hazin                          Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Executive Vice President and
                                            Chief Actuary

*James A. Shepherdson                       Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

          Separate Account No. 49 of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable Life Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

          The AXA Organizational Charts 2006 are incorporated herein by reference to Exhibit 26 to Registration Statement (File No. 333-141082) on Form N-4, filed March 6, 2007.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
          AS OF:  DECEMBER 31, 2006

                                                                                             State of             State of
                                                                           Type of          Incorp. or           Principal
                                                                          Subsidiary         Domicile            Operation
                                                                          ----------         --------            ---------

                                                                                       --------------------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                         DE                   NY
-----------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                     ND                   ND
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                         Operating             DE                   CO
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                       Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                         Operating             DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                     HCO                DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          See Attached Listing C
          -------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                    DE                   NY
      -----------------------------------------------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                   Insurance          Bermuda              Bermuda
          -------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                        DE                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                    DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                               Operating             DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                            Operating             AL                   AL
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC    Operating             DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC     Operating             MA                   MA
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                            Operating             NV                   NV
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                       Operating            P.R.                 P.R.
                   ----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.         Operating             TX                   TX
                   ----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *             Insurance             NY                   NY
          -------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                    Insurance             CO                   CO
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                              Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                         Investment            DE                   NY
                   ----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                  Investment            **
              ---------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                         HCO                NY                   NY
              ---------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
                   ----------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                        HCO                DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                Investment            PA                   PA
              ---------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                  Investment            DE                   NY
              ---------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                  Investment            DE                   PA
              ---------------------------------------------------------------------------------------------------------------------

                                                                                                            Parent's
                                                                                             Number of     Percent of     Comments
                                                                            Federal           Shares       Ownership    (e.g., Basis
                                                                           Tax ID #            Owned       or Control    of Control)
                                                                           ---------           -----       ----------   ------------

                                                                          ----------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                    13-3623351
------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                45-0373941             1,000       100.00%
      ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                          75-2961816                         100.00%
      ------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                        13-4194065                         100.00%
      ------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                          13-4194080                         100.00%
      ------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                   13-3976138                         100.00%
      ------------------------------------------------------------------------------------
          See Attached Listing C
          --------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                               52-2197822                 -       100.00%
      ------------------------------------------------------------------------------------
          AXA Financial (Bermuda) Ltd.*                                    14-1903564           250,000       100.00%
          --------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                   13-4078005             1,000       100.00%
          --------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                               13-4071393                 -       100.00%
              ----------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                06-1555494                 -       100.00%
              ----------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                             06-1562392                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC     13-4085852                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC      04-3491734                 -       100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                             13-3389068                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                        66-0577477                         100.00%
                   -----------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.          75-2529724             1,050       100.00%
                   -----------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *              13-5570651         2,000,000       100.00%   NAIC # 62944
          --------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                     13-3198083         1,000,000       100.00%   NAIC # 62880
              ----------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                               13-3385076                 -             -   G.P & L.P.
              ----------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                          13-3385080                 -             -   G.P.
                   -----------------------------------------------------------------------
              Real Estate Partnership Equities (various)                       -                      -             -   **
              ----------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                       22-2766036                 -       100.00%
              ----------------------------------------------------------------------------
                   See Attached Listing A
                   -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                      13-2677213         5,000,000       100.00%
              ----------------------------------------------------------------------------
              Wil-Gro, Inc                                                 23-2702404             1,000       100.00%
              ----------------------------------------------------------------------------
              STCS, Inc.                                                   13-3761592             1,000       100.00%
              ----------------------------------------------------------------------------
              EVSA, Inc.                                                   23-2671508                50       100.00%
              ----------------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

        * Affiliated Insurer

       ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of AXA Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

      *** All subsidiaries are corporations, except as otherwise noted.

          1.  The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

          2.  Effective Sept. 20, 1999,  AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
                   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution
                     Holding Corp. to AXA Financial, Inc.
                   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
                   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding
                     Corp. to AXA Financial Services, LLC.

          3.  Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

          4.  In October 1999, AllianceBernstein Holding L.P. ("AllianceBernstein Holding") reorganized by transferring its business and assets to AllianceBernstein L.P., a newly formed private partnership ("AllianceBernstein").

              As of December 31, 2006, AXF and its subsidiaries owned 60.28% of the issued and outstanding units of limited partnership interest in AllianceBernstein (the "AllianceBernstein Units"), as follows:
                           AXF held directly 32,700,754 AllianceBernstein Units (12.50%),
                           AXA Equitable Life directly owned 8,165,204 AllianceBernstein Units (3.12%),
                           ACMC, Inc. owned 66,220,822 AllianceBernstein Units (25.30%), and
                           ECMC, LLC owned 40,880,637 AllianceBernstein Units (15.61%).
                           On December 21, 2004, AXF contributed 4,389,192 (1.68%) AllianceBernstein Units to MONY Life and
                             1,225,000 (.47%) AllianceBernstein Units to MLOA.

                   AllianceBernstein Corporation also owns a 1% general partnership interest in AllianceBernstein L.P.

                   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in AllianceBernstein Holding (the "AllianceBernstein Holding Units").
                   AllianceBernstein Corporation owns 100,000 units of general partnership interest (0.04%), in AllianceBernstein
                   Holding L.P.  AllianceBernstein Holding Units are publicly traded on the New York Stock exchange.

          5.  EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999.
                   AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation
                   on Sept. 21, 1999.

          6.  Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp.  EquiSource of Alabama, Inc. became AXA Network of
                   Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of
                   Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively.  Effective February 1, 2002, Equitable Distributors
                   Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc.  Effective
                   February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA
                   Distributors Insurance Agency of Massachusetts, LLC.

          7.  Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

          8.  Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.
          9.  Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable
                Life Insurance Company.
          10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.
          11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold.
          12. Effective May 26, 2005, Matrix Capital Markets Group was sold.
          12. Effective May 26, 2005, Matrix Private Equities was sold.
          13. Effective December 2, 2005, Advest Group was sold.
          14. Effective February 24, 2006, Alliance Capital Management Corporation changed its name to AllianceBernstein
                Corporation.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                         dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005.
                     - Sagamore Financial LLC was dissolved August 31, 2006.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING A - Equitable Holdings, LLC
-----------------------------------

                                                                                               State of     State of
                                                                                  Type of     Incorp. or   Principal       Federal
                                                                                 Subsidiary    Domicile    Operation      Tax ID #
                                                                                 ----------    --------    ---------      ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ----------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                       Operating        DE           NY         13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                        Operating        VT           VT         06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                            Operating        DE           NY         13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                    Investment       DE           NY         13-3544879
                       -------------------------------------------------------------------------------------------------------------
                   AllianceBernstein Corporation (See Note 4 on Page 2)          Operating        DE           NY         13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B

                       -------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                           Investment       DE           GA         58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                  Investment       NY           NY         13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                          Investment       NY           NY         13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                         Investment       TX           TX         75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                               Investment       DE           NJ         58-2169594
                       -------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                         Operating        DE           NY         52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA  Distributors Insurance Agency of Alabama, LLC        Operating        DE           AL         52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                    Operating        DE       CT, ME,NY      06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC   Operating        MA           MA         04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.          Operating        TX           TX         74-3006330
                       -------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                  Operating        DE           NY         13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2) Operating        DE           NJ         22-3492811
                   -----------------------------------------------------------------------------------------------------------------

                                                                                              Parent's
                                                                                Number of   Percent of
                                                                                 Shares     Ownership            Comments
                                                                                  Owned     or Control   (e.g., Basis of Control)
                                                                                  -----     ----------   ------------------------
AXA Financial, Inc.
------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    --------------------------------------------------------------------------
        AXA Equitable Life Insurance Company *
        ----------------------------------------------------------------------
            Equitable Holdings, LLC
            ------------------------------------------------------------------
                 ELAS Securities Acquisition Corporation                             500     100.00%
                 -------------------------------------------------------------
                 Equitable Casualty Insurance Company *                            1,000     100.00%
                 -------------------------------------------------------------
                 ECMC, LLC   (See Note 4 on Page 2)                                    -     100.00%
                 -------------------------------------------------------------
                     Equitable Capital Private Income & Equity                                         ECMC is G.P.
                       Partnership II, L.P.                                            -           -   ("Deal Flow Fund II")
                     ---------------------------------------------------------
                 AllianceBernstein Corporation (See Note 4 on Page 2)                100     100.00%
                 -------------------------------------------------------------
                     See Attached Listing B
                     ---------------------------------------------------------
                 Equitable JVS, Inc.                                               1,000     100.00%
                 -------------------------------------------------------------
                     Astor Times Square Corp.                                        100     100.00%
                     ---------------------------------------------------------
                     Astor/Broadway Acquisition Corp.                                100     100.00% G.P. of Astor Acquisition. L.P.
                     ---------------------------------------------------------
                     PC Landmark, Inc.                                             1,000     100.00%
                     ---------------------------------------------------------
                     EJSVS, Inc.                                                   1,000     100.00%
                     ---------------------------------------------------------
                 AXA Distributors, LLC                                                 -     100.00%
                 -------------------------------------------------------------
                     AXA  Distributors Insurance Agency of Alabama, LLC                -     100.00%
                     ---------------------------------------------------------
                     AXA Distriburors Insurance Agency, LLC                            -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Massachusetts, LLC           -     100.00%
                     ---------------------------------------------------------
                     AXA Distributors Insurance Agency of Texas, Inc.              1,000     100.00%
                     ---------------------------------------------------------
                 J.M.R. Realty Services, Inc.                                      1,000     100.00%
                 -------------------------------------------------------------
                 Equitable Structured Settlement Corp.  (See Note 8 on Page 2)       100     100.00%
                 -------------------------------------------------------------

* Affiliated Insurer

     Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
     Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
     Efective January 1, 2002, Equitable Distributors, Inc. merged into
           AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                             State of      State of
                                                                                              Type of       Incorp. or    Principal
                                                                                             Subsidiary      Domicile     Operation
                                                                                             ----------      --------     ---------
AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       AllianceBernstein Holding L.P. (See Note 4 on Page 2)                 Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                       AllianceBernstein L.P.  (See Note 4 on Page 2)                        Operating          DE            NY
                       -------------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                                HCO             DE            MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                      HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                               Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware                            HCO             DE            NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                               Operating        India         India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Argentina) S.R.L.                          Operating      Argentina     Argentina
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                       Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Japan Inc.                                     HCO             DE            NY
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Japan Ltd.                     Operating        Japan         Japan
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Invest. Management Australia Limited        Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                                            Far Eastern Alliance Asset Management            Operating        Taiwan        Taiwan
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein Global Derivatives Corp.                    Operating          DE            NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investimentos (Brazil) Ltda.                Operating        Brazil        Brazil
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Limited                                     Operating         U.K.          U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Berstein GmbH                                Operating        Gemany       Germany
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Services Limited               Operating         U.K.          U.K.
                                            ----------------------------------------------------------------------------------------
                               AllianceBernstein (Luxembourg) S.A.                           Operating         Lux.          Lux.
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein (France) SAS                   Operating        France        France
                               -----------------------------------------------------------------------------------------------------
                                            ACMBernstein (Deutchland) GmbH                   Operating       Germany       Germany
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                       Operating          DE        Singapore
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Australia Limited                           Operating        Aust.         Aust.
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Canada, Inc.                                Operating          DE          Canada
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein New Zealand Limited                         Operating         N.Z.          N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                            Number  Parent's
                                                                                              of    Percent of       Comments
                                                                                  Federal   Shares  Ownership         (e.g.,
                                                                                 Tax ID #    Owned  or Control   Basis of Control)
                                                                                 ---------  ------  ----------  -------------------
AXA Financial, Inc.
--------------------------------------------------------------------------------
    AXA Financial Services, LLC   (Note 2)
    ----------------------------------------------------------------------------
      MONY Capital Management, Inc.
        ------------------------------------------------------------------------
            Equitable Holdings, LLC
            --------------------------------------------------------------------
                 AllianceBernstein Corporation                                                                owns 1% GP interest
                                                                                                              in AllianceBernstein
                                                                                                              L.P. and 100,000 GP
                                                                                                              units in Alliance-
                                                                                                              Bernstein Holding L.P.
                 --------------------------------------------------------------------------
                     AllianceBernstein Holding L.P. (See Note 4 on Page 2)       13-3434400                  -
                     ----------------------------------------------------------------------
                     AllianceBernstein L.P.  (See Note 4 on Page 2)              13-4064930
                     ----------------------------------------------------------------------
                         Cursitor Alliance LLC                                   22-3424339            100.00%
                         ------------------------------------------------------------------
                         Alliance Capital Management LLC                                               100.00%
                         ------------------------------------------------------------------
                             Sanford C. Bernstein & Co., LLC                     13-4132953            100.00%
                             --------------------------------------------------------------
                         AllianceBernstein Corporation of Delaware               13-2778645     10     100.00%
                         ------------------------------------------------------------------
                             ACAM Trust Company Private Ltd.                         -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein (Argentina) S.R.L.                    -                 100.00%
                             --------------------------------------------------------------
                             ACM Software Services Ltd.                          13-3910857            100.00%
                             --------------------------------------------------------------
                             Alliance Barra Research Institute, Inc.             13-3548918  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Japan Inc.
                             --------------------------------------------------------------
                                          AllianceBernstein Japan Ltd.               -                 100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Invest. Management Australia Ltd      -                 100.00%
                             --------------------------------------------------------------
                                          Far Eastern Alliance Asset Management      -                  20.00% 3rd parties = 80%
                                          -------------------------------------------------
                             AllianceBernstein Global Derivatives Corp.          13-3626546  1,000     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Investimentos (Brazil) Ltda.          -                  99.00% Alliance Capital
                                                                                                               Oceanic Corp. owns 1%
                             --------------------------------------------------------------
                             AllianceBernstein Limited                               -     250,000     100.00%
                             --------------------------------------------------------------
                                          ACM Berstein GmbH                          -                 100.00%
                                          -------------------------------------------------
                                          AllianceBernstein Services Limited         -       1,000     100.00%
                                          -------------------------------------------------
                             AllianceBernstein (Luxembourg) S.A.                     -       3,999      99.98% Alliance Cap. Oceanic
                                                                                                               Corp. owns 0.025%
                             --------------------------------------------------------------
                                          AllianceBernstein (France) SAS             -                 100.00%
                             --------------------------------------------------------------
                                          ACMBernstein (Deutchland) GmbH             -                 100.00%
                             --------------------------------------------------------------
                             Alliance Capital Management (Asia) Ltd.             13-3752293            100.00%
                             --------------------------------------------------------------
                             AllianceBernstein Australia Limited                     -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------
                             AllianceBernstein Canada, Inc.                      13-3630460 18,750     100.00%
                             --------------------------------------------------------------
                             AllianceBernstein New Zealand Limited                   -                  50.00% 3rd parties = 50%
                             --------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------

LISTING B - AllianceBernstein Corporation
-----------------------------------------

                                                                                                                State of   State of
                                                                                                     Type of   Incorp. or Principal
                                                                                                    Subsidiary  Domicile  Operation
                                                                                                    ----------  --------  ---------

AXA Financial, Inc.
---------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ---------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          -----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   --------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ----------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                    Operating  So Africa  So Africa
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                   Operating  Singapore  Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            Operating  Mauritius  Mauritius
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd   Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.    Operating    India      India
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                   Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                        Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                  Operating      DE         NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                            Operating      DE         NJ
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                  Operating     H.K.       H.K.
                               -----------------------------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                         Operating    Taiwan     Taiwan
                                            ----------------------------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                      Operating     Lux.       Lux.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                         Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.              Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           Operating     U.K.       U.K.
                               -----------------------------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                    Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                     Operating     U.K.       U.K.
                                            ----------------------------------------------------------------------------------------


                                                                                                                     Number of
                                                                                                    Federal           Shares
                                                                                                   Tax ID #            Owned
                                                                                                   ---------           -----

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                      -
                               -----------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                               -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd      -
                               -----------------------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.       -
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                               13-3441277               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                  13-3441277
                               -----------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                               52-1671668               1,000
                               -----------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                       13-3802178
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                 13-3191825                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                           13-3211780                 100
                               -----------------------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                     -
                               -----------------------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                            -
                                            ----------------------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                         -
                               -----------------------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                            -
                               -----------------------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                 -
                               -----------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                              -
                               -----------------------------------------------------------------------------------
                                            ACM Investments Ltd.                                       -
                                            ----------------------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                        -
                                            ----------------------------------------------------------------------


                                                                                                    Parent's
                                                                                                   Percent of      Comments
                                                                                                   Ownership        (e.g.,
                                                                                                   or Control    Basis of Control)
                                                                                                   ----------    -----------------

AXA Financial, Inc.
--------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company*
          ----------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ------------------------------------------------------------------------------------
                   AllianceBernstein Corporation
                   -------------------------------------------------------------------------------
                       AllianceBernstein L.P.
                       ---------------------------------------------------------------------------
                           AllianceBernstein Corporation of Delaware (Cont'd)
                           ------------------------------------------------------------------------
                               AllianceBernstein South Africa (Proprietary) Ltd.                        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein (Singapore) Ltd.                                       100.00%
                               --------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                                100.00%
                               --------------------------------------------------------------------
                                            Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               --------------------------------------------------------------------
                                            AllianceBernstein Invest. Res. & Manag. (India) Pvt.        100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Oceanic Corporation                                    100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Capital Real Estate, Inc.                                       100.00% inactive
                               --------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                                    100.00%
                               --------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                            100.00%
                               --------------------------------------------------------------------
                               AllianceBernstein Investments, Inc.                                            1
                               --------------------------------------------------------------------
                               AllianceBernstein Investor Services, Inc.                                100.00%  formerly, Alliance
                                                                                                                 Fund Services, Inc.
                               --------------------------------------------------------------------
                               AllianceBernstein Hong Kong Limited                                       50.00% 3rd parties = 50%
                               --------------------------------------------------------------------
                                            Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                            -------------------------------------------------------
                                            ACM New-Alliance (Luxembourg) S.A.                           99.00% AllianceBernstein
                                                                                                                Lux owns 1%
                               --------------------------------------------------------------------
                               Sanford C. Bernstein Limited                                             100.00%
                               --------------------------------------------------------------------
                                            Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               --------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                               100.00%
                               --------------------------------------------------------------------
                                            ACM Investments Ltd.                                        100.00%
                                            -------------------------------------------------------
                                            AllianceBernstein Fixed Income Ltd.                         100.00%
                                            -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- Q4-2006
------------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                      State of          State of
                                                                                      Type of        Incorp. or        Principal
                                                                                     Subsidiary       Domicile         Operation
                                                                                     ----------       --------         ---------
AXA Financial, Inc.
------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                    Operating           DE                CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                  Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                    Operating           DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                HCO              DE                NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                              Insurance           NY                NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                          HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*       Insurance       Argentina         Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                     HCO           Jamaica           Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                   Operating     Cayman Islands    Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                Operating         Brazil            Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*            Insurance     Cayman Islands    Cayman Islands
                       -------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America*                                Insurance           AZ                NY
              ----------------------------------------------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                                Insurance           OH                OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                             HCO              DE                NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                  Operating           OH                OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                              Operating           DE                PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                            Operating           OH                OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                         Operating           AL                AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                           Operating           TX                TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                   Operating           MA                MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                      Operating           WA                WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                      Operating           NM                NM
                       -------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                               Operating           GA                GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                            Operating           DE                GA
                       -------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                    HCO              NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                                Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                   Operating           DE                NY
                       -------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                               Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                       Operating           NY                NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.               Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                             Operating           MN                NY
                       -------------------------------------------------------------------------------------------------------------

                                                                                                              Parent's
                                                                                                 Number of   Percent of  Comments
                                                                                   Federal        Shares     Ownership  (e.g., Basis
                                                                                  Tax ID #         Owned     or Control  of Control)
                                                                                  ---------        -----     ----------  -----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          ------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 75-2961816                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               13-4194065                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 13-4194080                   100.00%
      ----------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                          13-3976138                   100.00%
      ----------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           13-1632487                   100.00%
          ------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                    13-3790446                   100.00%
              --------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.*    98-0157781                   100.00%
                   ---------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                             99.00%
                   ---------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                98-0152047                   100.00%
                   ---------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                           99.00%
                       -----------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.*         98-0152046                   100.00%
                       -----------------------------------------------------------------------
              MONY Life Insurance Company of America*                             86-0222062                   100.00%
              --------------------------------------------------------------------------------
              U.S. Financial Life Insurance Company *                             38-2046096       405,000     100.00%
              --------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                       11-3722370         1,000     100.00%
              --------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               31-1465146            99      99.00%
                   ---------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           22-3015130         1,500     100.00%
                   ---------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         31-1562855             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      62-1699522             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        74-2861481            10     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                06-1496443             5     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   91-1940542             1     100.00%
                       -----------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   62-1705422             1     100.00%
                       -----------------------------------------------------------------------
                   1740 Ventures, Inc.                                            13-2848244         1,000     100.00%
                   ---------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            58-1660289           500     100.00%
                   ---------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         22-1990598         1,000     100.00%
                       -----------------------------------------------------------------------
                   MONY Assets Corp.                                              13-2662263       200,000     100.00%
                   ---------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             13-3363383         9,000     100.00%
                       -----------------------------------------------------------------------
                       MONY Benefits Service Corp.                                13-4194349         2,500     100.00%
                       -----------------------------------------------------------------------
                   1740 Advisers, Inc.                                            13-2645490        14,600     100.00%
                   ---------------------------------------------------------------------------
                   MONY Securities Corporation                                    13-2645488         7,550     100.00%
                   ---------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            41-1941465         1,000     100.00%
                       -----------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          41-1941464             1     100.00%
                       -----------------------------------------------------------------------

  -  As of February 18, 2005, MONY Realty Capital, Inc. was sold.
  -  As of February 2005, MONY Realty Partners, Inc. was dissolved
  -  MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Jamaican regulatory reasons.
  -  MONY Consultoria e Corretagem de Seguros Ltda., is 99% owned by MONY International Holdings, LLC and an individual holds one share of it stock for Brazilian regulatory reasons.
  -  Financial Marketing Agency, Inc., is 99% owned by MONY International Holdings, LLC and an individual in Ohio holds one share of it stock for regulatory reasons.
  -  Enterprise Accumulation Trust was merged into EQAT on July 9, 2004
  -  MONY Series Funds, Inc. was merged into EQAT on July 9, 2004
  -  As of August 31, 2006,  Sagamore Financial LLC was dissolved

Item 27. Number of Contractowners

         As of February 28, 2007, there were 80,448 Qualified Contract-holders and 51,201 Non-Qualified Contractholders of the contracts offered by the Registrant under this registration statement.


Item 28. Indemnification

         (a) Indemnification of Directors and Officers

          The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provides, in Article VII, as follows:

          7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

           (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

          (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

         (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

          (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss. 721-726; Insurance Law ss. 1216)

     The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X.L. Insurance Company, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriters

         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

         (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust, and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's MONY Variable Account S, MONY America Variable Account S and Keynote Series Account. The principal business address of AXA Advisors, LLC, MONY LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Barbara Goodstein                    Director

*James A. Shepherdson                 Director

*Mark Wutt                            Executive Vice President

*Anthony F. Recine                    Chief Compliance Officer - Investment
                                      Advisory Activities

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Risk Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer - Broker-Dealer Activities

*Christine Nigro                      Chief Operations Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Maurya Keating                       Vice President and Counsel

*Gary Gordon                          Vice President

 Danielle D. Wise                     Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

*James A. Shepherdson                 Director and Chairman of the Board,
                                      President and Chief Executive Officer

*Philip Meserve                       Director and Executive Vice President of
                                      Business Development

*James Mullery                        Director, Executive Vice President and
                                      Chief Operating Officer

*William Miller, Jr.                  Executive Vice President and Chief Sales
                                      Officer

*Michael Brandreit                    Senior Vice President, Managing Director
                                      and National Sales Manager

*John Kennedy                         Senior Vice President, Managing Director
                                      and National Sales Manager

*Kirby Noel                           Senior Vice President, Managing Director
                                      and National Sales Manager

*Anthea Perkinson                     Senior Vice President and National
                                      Accounts Director, Financial Institutions

*Nelida Garcia                        Senior Vice President

*Eric Retzlaff                        Senior Vice President

*Michael McCarthy                     Senior Vice President, Managing Director
                                      and National Sales Manager

*Norman J. Abrams                     Vice President and General Counsel

*Linda J. Galasso                     Vice President and Secretary

*Ronald R. Quist                      Vice President and Treasurer

*Patrick O'Shea                       Vice President and Chief Financial Officer

*Kurt Auleta                          Vice President and Strategy Officer


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.


Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

The Registrant hereby represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2007.



                                           SEPARATE ACCOUNT NO. 49 OF
                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                           By: AXA Equitable Life Insurance
                                               Company
                                                    (Depositor)

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 26th day of April, 2007.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Executive Vice President and
                                           Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert           Anthony Hamilton                   Joseph H. Moglia
Christopher M. Condron     Mary R. (Nina) Henderson           Lorie A. Slutsky
Henri de Castries          James F. Higgins                   Peter J. Tobin
Denis Duverne              Scott D. Miller                    Ezra Suleiman
Charlynn Goins







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 26, 2007

                                 EXHIBIT INDEX

EXHIBIT NO.                                                       TAG VALUE
-----------                                                       ---------

9(c)            Opinion and Consent of Counsel                  EX-99.9c
10(a)(i)        Consent of PricewaterhouseCoopers LLP           EX-99.10ai
10(a)(ii)       Consent of KPMG LLP                             EX-99.10aii
10(k)           Powers of Attorney                              EX-99.10k